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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 – July 31, 2017

Item 1. Schedule of Investments

Russell Investments

2017 QUARTERLY REPORT

Russell Funds

July 31, 2017

FUND	SHARE CLASS
U.S. Equity Funds	
U.S. Core Equity Fund	A, C, E, I, S, Y
U.S. Defensive Equity Fund	A, C, E, I, S, Y
U.S. Dynamic Equity Fund	A, C, E, I, S, Y
U.S. Strategic Equity Fund	A, C, E, S, T
U.S. Large Cap Equity Fund	A, C, S
U.S. Mid Cap Equity Fund	A, C, S
U.S. Small Cap Equity Fund	A, C, E, I, R6, S, T, Y
International and Global Equity Funds	
International Developed Markets Fund	A, C, E, I, S, T, Y
Global Equity Fund	A, C, E, S, T, Y
Emerging Markets Fund	A, C, E, R6, S, T, Y
Tax-Managed Equity Funds	
Tax-Managed U.S. Large Cap Fund	A, C, E, S, T
Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S, T
Tax-Managed International Equity Fund	A, C, E, S, T
Fixed Income Funds	
Global Opportunistic Credit Fund	A, C, E, S, T, Y
Unconstrained Total Return Fund	A, C, E, S, T, Y
Strategic Bond Fund	A, A1, C, E, I, R6, S, T, Y
Investment Grade Bond Fund	A, C, E, I, R6, S, T, Y
Short Duration Bond Fund	A, C, E, R6, S, T, Y
Tax Exempt Fixed Income Funds	
Tax-Exempt High Yield Bond Fund	A, C, E, S, T
Tax-Exempt Bond Fund	A, C, E, S, T
Alternative Funds	
Commodity Strategies Fund	A, C, E, S, T, Y
Global Infrastructure Fund	A, C, E, S, T, Y
Global Real Estate Securities Fund	A, C, E, R6, S, T, Y
Specialty Funds	
Multi-Strategy Income Fund	A, A1, C, E, S, T, Y
Multi-Asset Growth Strategy Fund	S, T
Strategic Call Overwriting Fund	S
Select Equity Funds	
Select U.S. Equity Fund	R6, S, T, Y
Select International Equity Fund	R6, S, T, Y

Russell Investment
Company

Russell Investment Company is a
series investment company with
42 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 28 of
these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

July 31, 2017 (Unaudited)

Table of Contents

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2017. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.8%			Walt Disney Co. (The)	43,794	4,815
Consumer Discretionary - 13.0%			Whirlpool Corp.	8,600	1,530
Aaron's, Inc. Class A	5,400	250	Yum China Holdings, Inc. (Æ)	2,344	84
Advance Auto Parts, Inc.	7,241	811	Yum! Brands, Inc.	2,344	177
Amazon. com, Inc. (Æ)	8,707	8,601			87,777
AutoZone, Inc. (Æ)	1,746	943
Bed Bath & Beyond, Inc.	17,100	511	Consumer Staples - 5.3%
Carnival Corp.	10,198	681	Altria Group, Inc.	57,871	3,759
CBS Corp. Class B	21,823	1,437	Archer-Daniels-Midland Co.	27,131	1,145
Chipotle Mexican Grill, Inc. Class A(Æ)	8,165	2,807	Brown-Forman Corp. Class B - ADR	7,000	346
Coach, Inc.	49,406	2,329	Bunge, Ltd.	6,900	541
Comcast Corp. Class A	16,792	679	Coca-Cola Co. (The)	24,287	1,113
Cooper-Standard Holdings, Inc. (Æ)	4,850	496	CVS Health Corp.	17,354	1,387
Costco Wholesale Corp.	13,642	2,162	Dr Pepper Snapple Group, Inc.	13,000	1,185
Darden Restaurants, Inc.	6,500	545	Energizer Holdings, Inc. (Æ)	1,000	72
Dollar Tree, Inc. (Æ)	3,191	230	General Mills, Inc.	5,721	318
Domino's Pizza, Inc.	3,450	643	Kellogg Co.	2,986	203
DR Horton, Inc.	86,906	3,102	Kimberly-Clark Corp.	11,577	1,426
Ford Motor Co.	58,800	660	Kraft Heinz Co. (The)	27,501	2,406
General Motors Co.	78,275	2,816	Kroger Co. (The)	3,100	76
Genuine Parts Co.	6,500	552	Molson Coors Brewing Co. Class B	10,121	901
Goodyear Tire & Rubber Co. (The)	18,806	593	Mondelez International, Inc. Class A	86,447	3,805
Hanesbrands, Inc.	27,674	634	PepsiCo, Inc.	36,728	4,283
Home Depot, Inc. (The)	5,522	826	Philip Morris International, Inc.	77,143	9,003
International Game Technology PLC	6,900	131	Pinnacle Foods, Inc.	5,000	297
John Wiley & Sons, Inc. Class A	3,900	215	Procter & Gamble Co. (The)	12,813	1,164
Kohl's Corp.	5,663	234	Sysco Corp.	4,104	216
Lennar Corp. Class A	3,177	167	Tyson Foods, Inc. Class A	22,400	1,419
Lowe's Cos. , Inc.	36,820	2,850	Walgreens Boots Alliance, Inc.	5,525	446
Macy's, Inc.	6,750	160			35,511
Madison Square Garden Co. (The) Class A(Æ)	5,316	1,168
Marriott International, Inc. Class A	2,409	251	Energy - 7.3%
McDonald's Corp.	19,850	3,079	Anadarko Petroleum Corp.	26,117	1,192
Michael Kors Holdings, Ltd. (Æ)	1,800	66	BP PLC - ADR	174,642	6,137
Netflix, Inc. (Æ)	6,421	1,166	Canadian Natural Resources, Ltd.	67,409	2,063
Nike, Inc. Class B	114,720	6,775	Chevron Corp.	66,545	7,266
Nordstrom, Inc.	4,346	211	ConocoPhillips	87,018	3,947
Norwegian Cruise Line Holdings, Ltd. (Æ)	8,099	446	Core Laboratories NV	22,062	2,218
Nutrisystem, Inc.	1,500	84	Devon Energy Corp.	76,973	2,564
NVR, Inc. (Æ)	460	1,201	EOG Resources, Inc.	6,200	590
Omnicom Group, Inc.	13,600	1,071	Exxon Mobil Corp.	106,081	8,490
Priceline Group, Inc. (The)(Æ)	1,568	3,181	Helmerich & Payne, Inc.	22,040	1,116
PulteGroup, Inc.	70,960	1,733	Magna International, Inc. Class A	18,449	880
PVH Corp.	20,050	2,392	Marathon Petroleum Corp.	9,600	538
Regal Entertainment Group Class A	32,242	613	National Oilwell Varco, Inc.	14,100	461
Royal Caribbean Cruises, Ltd.	3,900	441	Occidental Petroleum Corp.	44,402	2,750
Scientific Games Corp. Class A(Æ)	3,700	137	Oceaneering International, Inc.	11,761	302
Starbucks Corp.	56,300	3,039	PBF Energy, Inc. Class A	47,100	1,072
Target Corp.	46,090	2,611	Phillips 66	45,725	3,830
Tenneco, Inc.	3,100	171	Pioneer Natural Resources Co.	2,700	440
Thomson Reuters Corp.	3,987	183	Schlumberger, Ltd.	37,865	2,598
Time Warner, Inc.	14,789	1,515	Valero Energy Corp.	10,500	724
TJX Cos. , Inc.	28,961	2,036	World Fuel Services Corp.	5,000	162
Toll Brothers, Inc.	5,325	205			49,340
Toyota Motor Corp. - ADR	4,201	474
Twenty-First Century Fox, Inc. Class A	7,600	221	Financial Services - 19.7%
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	7,595	1,908	Aflac, Inc.	4,371	349
Viacom, Inc. Class B	3,591	125	AGNC Investment Corp.	26,992	572
Visteon Corp. (Æ)	5,200	580	Alliance Data Systems Corp.	10,790	2,605
Wal-Mart Stores, Inc.	100,286	8,023	Allstate Corp. (The)	30,334	2,760

See accompanying notes which are an integral part of this quarterly report.

U.S. Core Equity Fund 3

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Ally Financial, Inc.	11,000	249	PayPal Holdings, Inc. (Æ)	4,583	268
American Express Co.	52,600	4,483	PNC Financial Services Group, Inc. (The)	36,135	4,655
American International Group, Inc.	30,600	2,003	Popular, Inc.	20,069	845
American Tower Corp. (ö)	2,228	304	Progressive Corp. (The)	32,000	1,508
Ameriprise Financial, Inc.	1,274	185	Prologis, Inc. (ö)	8,601	523
Aspen Insurance Holdings, Ltd.	2,700	132	Prosperity Bancshares, Inc.	1,700	109
Assurant, Inc.	3,150	332	Prudential Financial, Inc.	12,244	1,386
Axis Capital Holdings, Ltd.	8,500	549	Public Storage(ö)	1,744	359
Bank of America Corp.	344,958	8,321	Radian Group, Inc.	27,553	480
Bank of New York Mellon Corp. (The)	4,700	249	Regions Financial Corp.	15,506	226
BB&T Corp.	7,141	338	Reinsurance Group of America, Inc. Class A	10,400	1,458
Berkshire Hathaway, Inc. Class B(Æ)	24,802	4,339	Santander Consumer USA Holdings, Inc. (Æ)	74,378	952
Blackstone Group, LP (The)	49,906	1,669	Signature Bank(Æ)	1,480	205
BNP Paribas - ADR	26,291	1,021	Simon Property Group, Inc. (ö)	3,224	511
Camden Property Trust(ö)	3,100	278	SL Green Realty Corp. (ö)	4,390	453
Capital One Financial Corp.	7,400	638	State Street Corp.	77,607	7,235
Chubb, Ltd.	3,167	464	SunTrust Banks, Inc.	23,798	1,364
Citigroup, Inc.	79,819	5,464	Synchrony Financial	40,385	1,224
Citizens Financial Group, Inc.	18,412	646	Synovus Financial Corp.	8,500	370
CME Group, Inc. Class A	2,128	261	Terreno Realty Corp. (ö)	3,000	104
Comerica, Inc.	11,400	824	TFS Financial Corp.	15,162	242
Commerce Bancshares, Inc.	12,780	742	Travelers Cos. , Inc. (The)	20,482	2,624
Crown Castle International Corp. (ö)	2,175	219	Two Harbors Investment Corp. (ö)	52,262	517
Cullen/Frost Bankers, Inc.	2,236	203	Union Bankshares Corp.	700	22
DDR Corp. (ö)	24,400	249	US Bancorp	32,011	1,689
Discover Financial Services	14,300	871	Visa, Inc. Class A	55,432	5,519
Dun & Bradstreet Corp. (The)	7,470	827	Voya Financial, Inc.	44,694	1,754
E*Trade Financial Corp. (Æ)	9,000	369	Wells Fargo & Co.	121,378	6,547
East West Bancorp, Inc.	8,500	484	XL Group, Ltd.	110,500	4,906
Equinix, Inc. (ö)	5,931	2,673			133,056
Equity Residential(ö)	27,756	1,889
Everest Re Group, Ltd.	1,140	299	Health Care - 12.5%
Fidelity National Information Services, Inc.	1,699	155	Abbott Laboratories	9,167	451
Fifth Third Bancorp	8,968	239	AbbVie, Inc.	13,274	928
First Data Corp. Class A(Æ)	36,305	677	Acadia Pharmaceuticals, Inc. (Æ)	2,898	86
Fiserv, Inc. (Æ)	1,413	182	Aerie Pharmaceuticals, Inc. (Æ)	32,859	1,784
FleetCor Technologies, Inc. (Æ)	21,477	3,266	Alexion Pharmaceuticals, Inc. (Æ)	1,609	221
Franklin Resources, Inc.	4,503	202	Allergan PLC(Æ)	1,501	379
GGP, Inc. (Æ)(ö)	21,140	478	Allscripts Healthcare Solutions, Inc. (Æ)	26,950	332
Goldman Sachs Group, Inc. (The)	11,885	2,678	Alnylam Pharmaceuticals, Inc. (Æ)	20,108	1,664
Green Dot Corp. Class A(Æ)	1,300	52	Amgen, Inc.	3,120	544
Hartford Financial Services Group, Inc.	20,819	1,145	Anthem, Inc.	10,860	2,022
HCP, Inc. (ö)	65,300	2,067	AstraZeneca PLC - ADR	63,974	1,931
Huntington Bancshares, Inc.	14,146	187	Baxter International, Inc.	43,512	2,632
Intercontinental Exchange, Inc.	3,941	263	Becton Dickinson and Co.	1,854	373
Jack Henry & Associates, Inc.	1,589	171	Biogen, Inc. (Æ)	1,443	418
JPMorgan Chase & Co.	100,831	9,257	BioMarin Pharmaceutical, Inc. (Æ)	1,487	130
KeyCorp	91,157	1,644	Bioverativ, Inc. (Æ)	2,877	178
KKR & Co. , LP	106,074	2,056	Bristol-Myers Squibb Co.	7,186	409
Lincoln National Corp.	3,200	234	Cardinal Health, Inc.	12,300	950
Loews Corp.	63,900	3,111	Celgene Corp. (Æ)	14,027	1,900
M&T Bank Corp.	13,037	2,127	Cerner Corp. (Æ)	43,752	2,817
Marsh & McLennan Cos. , Inc.	5,020	391	Eli Lilly & Co.	10,161	840
MasterCard, Inc. Class A	23,798	3,041	Express Scripts Holding Co. (Æ)	9,913	621
MetLife, Inc.	15,179	835	Gilead Sciences, Inc.	12,416	944
Morgan Stanley	17,572	824	Horizon Pharma PLC(Æ)	44,959	539
Navient Corp.	11,891	175	Humana, Inc.	14,405	3,330
New York Community Bancorp, Inc.	10,954	144	Jazz Pharmaceuticals PLC(Æ)	2,584	397
Northern Trust Corp.	13,400	1,173	Johnson & Johnson	92,467	12,273
OneMain Holdings, Inc. (Æ)	13,740	367	Juno Therapeutics, Inc. (Æ)	3,929	112

See accompanying notes which are an integral part of this quarterly report.

4 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Mallinckrodt PLC(Æ)	16,689	764	Emerson Electric Co.	5,240	312
McKesson Corp.	5,290	856	FedEx Corp.	15,491	3,222
Medtronic PLC	85,986	7,220	Fluor Corp.	32,171	1,397
Merck & Co. , Inc.	131,547	8,403	General Dynamics Corp.	1,575	309
Mylan NV(Æ)	22,380	873	General Electric Co.	25,793	661
Novo Nordisk A/S - ADR	59,278	2,513	Honeywell International, Inc.	14,966	2,037
Pfizer, Inc.	186,349	6,180	Illinois Tool Works, Inc.	2,465	347
Quintiles Transnational Holdings, Inc. (Æ)	2,408	218	Jacobs Engineering Group, Inc.	14,000	738
Regeneron Pharmaceuticals, Inc. (Æ)	6,912	3,398	JB Hunt Transport Services, Inc.	33,937	3,078
Sanofi - ADR	47,100	2,231	Johnson Controls International PLC	105,749	4,119
Seattle Genetics, Inc. (Æ)	2,463	124	Kansas City Southern	15,107	1,559
Stryker Corp.	9,392	1,382	Landstar System, Inc.	12,640	1,051
Thermo Fisher Scientific, Inc.	18,095	3,176	Lockheed Martin Corp.	17,382	5,078
United Therapeutics Corp. (Æ)	1,291	166	ManpowerGroup, Inc.	11,600	1,243
UnitedHealth Group, Inc.	34,479	6,613	Norfolk Southern Corp.	19,810	2,231
Vertex Pharmaceuticals, Inc. (Æ)	2,156	327	Northrop Grumman Corp.	1,122	295
WellCare Health Plans, Inc. (Æ)	2,520	446	Paychex, Inc.	3,073	178
		84,095	Quanta Services, Inc. (Æ)	7,059	238
			Raytheon Co.	31,374	5,389
Materials and Processing - 2.9%			Rockwell Automation, Inc.	7,850	1,295
Air Products & Chemicals, Inc.	1,775	252	Snap-on, Inc.	11,743	1,811
Ashland Global Holdings, Inc.	4,700	305	Southwest Airlines Co.	48,500	2,692
Celanese Corp. Class A	19,200	1,846	Stanley Black & Decker, Inc.	15,700	2,209
Crown Holdings, Inc. (Æ)	15,620	929	Textron, Inc.	17,100	840
Dow Chemical Co. (The)	27,328	1,756	Toro Co. (The)	10,400	739
Eastman Chemical Co.	12,254	1,019	Trimble Navigation, Ltd. (Æ)	64,801	2,426
Ecolab, Inc.	26,388	3,474	Triumph Group, Inc.	6,710	172
EI du Pont de Nemours & Co.	74,057	6,088	Union Pacific Corp.	38,481	3,962
Louisiana-Pacific Corp. (Æ)	21,488	540	United Continental Holdings, Inc. (Æ)	2,562	173
LyondellBasell Industries NV Class A	8,220	741	United Parcel Service, Inc. Class B	3,995	441
Monsanto Co.	2,019	236	United Technologies Corp.	33,735	4,000
NewMarket Corp.	1,790	824	Waste Management, Inc.	3,559	267
Owens Corning	2,400	161	WESCO International, Inc. (Æ)	6,800	349
PPG Industries, Inc.	2,986	314	Xylem, Inc.	42,491	2,411
Praxair, Inc.	1,238	161			78,140
Reliance Steel & Aluminum Co.	8,278	599
Silgan Holdings, Inc.	3,528	107	Technology - 20.4%
WestRock Co.	1,526	88	Activision Blizzard, Inc.	2,222	137
		19,440	Adobe Systems, Inc. (Æ)	20,310	2,975
			Alibaba Group Holding, Ltd. - ADR(Æ)	15,493	2,401
Producer Durables - 11.6%			Alphabet, Inc. Class A(Æ)	3,300	3,120
3M Co.	3,402	684	Alphabet, Inc. Class C(Æ)	17,627	16,403
Accenture PLC Class A	17,934	2,310	Amdocs, Ltd.	2,820	189
Adient PLC	23,327	1,527	Amphenol Corp. Class A	2,935	225
AECOM(Æ)	80,494	2,568	Anixter International, Inc. (Æ)	500	39
AerCap Holdings NV(Æ)	29,425	1,445	Apple, Inc.	98,956	14,718
AGCO Corp.	16,740	1,208	Applied Materials, Inc.	3,926	174
American Airlines Group, Inc.	21,760	1,098	ARRIS International PLC(Æ)	15,500	433
Ametek, Inc.	1,742	107	Arrow Electronics, Inc. (Æ)	9,800	797
Automatic Data Processing, Inc.	20,727	2,465	ASML Holding NV Class G	16,996	2,555
Boeing Co. (The)	7,964	1,931	Aspen Technology, Inc. (Æ)	9,400	535
Carlisle Cos. , Inc.	756	74	Autodesk, Inc. (Æ)	24,109	2,671
Chicago Bridge & Iron Co.	18,596	348	Avnet, Inc.	28,755	1,103
Colfax Corp. (Æ)	4,300	178	Benchmark Electronics, Inc. (Æ)	9,900	333
Cummins, Inc.	1,104	185	Broadcom, Ltd.	10,674	2,633
Danaher Corp.	22,574	1,840	Brocade Communications Systems, Inc.	12,976	164
Deere & Co.	1,465	188	CA, Inc.	4,421	137
Delta Air Lines, Inc.	32,011	1,580	Cadence Design Systems, Inc. (Æ)	40,600	1,498
Eaton Corp. PLC	8,990	703	Cavium, Inc. (Æ)	35,805	2,218
EMCOR Group, Inc.	6,400	432	Cirrus Logic, Inc. (Æ)	3,600	221

See accompanying notes which are an integral part of this quarterly report.

U.S. Core Equity Fund 5

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Cisco Systems, Inc.	224,607	7,064	Edison International	6,600		519
Cognizant Technology Solutions Corp. Class			Entergy Corp.	53,900		4,135
A	6,613	458	Eversource Energy	16,200		985
CommScope Holding Co. , Inc. (Æ)	62,985	2,317	NextEra Energy, Inc.	16,695		2,439
CommVault Systems, Inc. (Æ)	3,600	214	NiSource, Inc.	38,600		1,006
Cornerstone OnDemand, Inc. (Æ)	4,700	189	PG&E Corp.	23,027		1,559
Corning, Inc.	5,180	151	Pinnacle West Capital Corp.	9,100		789
DXC Technology Co.	30,920	2,424	Public Service Enterprise Group, Inc.	6,500		292
Electronic Arts, Inc. (Æ)	23,560	2,750	Southern Co. (The)	14,711		706
F5 Networks, Inc. (Æ)	4,260	514	T-Mobile US, Inc. (Æ)	31,295		1,930
Facebook, Inc. Class A(Æ)	60,006	10,157	US Cellular Corp. (Æ)	3,000		114
FireEye, Inc. (Æ)	6,500	95	Verizon Communications, Inc.	82,491		3,992
Gartner, Inc. (Æ)	10,660	1,368				34,582
Hewlett Packard Enterprise Co.	43,000	753
HP, Inc.	40,188	767	Total Common Stocks
Imperva, Inc. (Æ)	2,390	108	(cost $525,413)			659,565
Infinera Corp. (Æ)	26,200	307
Insight Enterprises, Inc. (Æ)	1,140	46	Short-Term Investments - 2.2%
Intel Corp.	150,140	5,326	U. S. Cash Management Fund	14,134,985	(8)	14,136
International Business Machines Corp.	29,670	4,292	United States Treasury Bills
Intuit, Inc.	12,252	1,681	1.059% due 12/07/17 (~)(§)	600		598
IPG Photonics Corp. (Æ)	3,857	589	Total Short-Term Investments
Jabil Circuit, Inc.	4,500	137	(cost $14,735)			14,734
Juniper Networks, Inc.	49,300	1,378
Lam Research Corp.	972	155	Total Investments 100.0%
Marvell Technology Group, Ltd.	161,743	2,517	(identified cost $540,148)			674,299
Micron Technology, Inc. (Æ)	36,343	1,022
Microsoft Corp.	128,035	9,309	Other Assets and Liabilities, Net
Motorola Solutions, Inc.	1,668	151	- 0.0%			248
NetApp, Inc.	22,000	955	Net Assets - 100.0%			674,547
NVIDIA Corp.	1,235	201
Oracle Corp.	113,739	5,679
Plantronics, Inc.	2,600	117
Progress Software Corp.	5,800	186
QUALCOMM, Inc.	66,539	3,539
Red Hat, Inc. (Æ)	25,603	2,531
Salesforce. com, Inc. (Æ)	39,081	3,548
SAP SE - ADR	24,449	2,588
Synaptics, Inc. (Æ)	10,400	547
Synopsys, Inc. (Æ)	26,439	2,025
Tableau Software, Inc. Class A(Æ)	3,200	206
Tech Data Corp. (Æ)	3,660	375
Teradata Corp. (Æ)	3,900	124
Texas Instruments, Inc.	5,336	434
Twitter, Inc. (Æ)	12,200	196
Verint Systems, Inc. (Æ)	12,500	496
Viavi Solutions, Inc. Class W(Æ)	64,600	709
Xilinx, Inc.	8,900	563
Zynga, Inc. Class A(Æ)	190,400	687
		137,624

Utilities - 5.1%
American Electric Power Co. , Inc.	27,429	1,935
American Water Works Co. , Inc.	6,600	535
AT&T, Inc.	238,593	9,305
Calpine Corp. (Æ)	51,765	744
CMS Energy Corp.	4,000	185
Consolidated Edison, Inc.	6,000	497
Dominion Energy, Inc.	6,447	498
Duke Energy Corp.	28,399	2,417

See accompanying notes which are an integral part of this quarterly report.

6 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	9	USD	1,111	09/17	6
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					6

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$87,777	$—	$—	$—	$87,777
Consumer Staples	35,511	—	—	—	35,511
Energy	49,340	—	—	—	49,340
Financial Services	133,056	—	—	—	133,056
Health Care	84,095	—	—	—	84,095
Materials and Processing	19,440	—	—	—	19,440
Producer Durables	78,140	—	—	—	78,140
Technology	137,624	—	—	—	137,624
Utilities	34,582	—	—	—	34,582
Short-Term Investments	—	598	—	14,136	14,734
Total Investments	659,565	598	—	14,136	674,299

Other Financial Instruments
Assets
Futures Contracts	6	—	—	—	6

Total Other Financial Instruments*	$6	$—	$—	$—	$6

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Core Equity Fund 7

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks – 95.1%			Casey's General Stores, Inc.	981	105
Consumer Discretionary – 12.0%			Church & Dwight Co. , Inc.	3,016	161
Aaron's, Inc. Class A	22,900	1,060	Clorox Co. (The)	11,685	1,560
Amazon. com, Inc. (Æ)	2,370	2,341	Coca-Cola Co. (The)	79,495	3,644
AMC Networks, Inc. Class A(Æ)	16,600	1,062	Colgate-Palmolive Co.	2,525	182
Aramark	3,003	120	ConAgra Foods, Inc.	2,811	96
AutoZone, Inc. (Æ)	1,760	950	Constellation Brands, Inc. Class A	1,531	296
Bed Bath & Beyond, Inc.	20,500	613	CVS Health Corp.	75,550	6,038
Brunswick Corp.	8,900	504	Dr Pepper Snapple Group, Inc.	21,040	1,918
Cable One, Inc.	1,235	938	General Mills, Inc.	3,676	205
Carnival Corp.	1,777	118	Hershey Co. (The)	10,380	1,093
Charter Communications, Inc. Class A(Æ)	254	100	Hormel Foods Corp.	3,245	111
Comcast Corp. Class A(Û)	135,255	5,470	JM Smucker Co. (The)	30,947	3,774
Cooper-Standard Holdings, Inc. (Æ)	6,450	660	Kimberly-Clark Corp.	6,607	813
Costco Wholesale Corp. (Û)	18,958	3,005	Kraft Heinz Co. (The)	3,762	329
Darden Restaurants, Inc.	12,696	1,065	Kroger Co. (The)	211,370	5,183
Dollar General Corp.	82,075	6,167	McCormick & Co. , Inc.	1,857	177
Domino's Pizza, Inc.	5,940	1,108	Molson Coors Brewing Co. Class B	3,905	347
Estee Lauder Cos. , Inc. (The) Class A(Û)	19,213	1,902	Mondelez International, Inc. Class A	71,553	3,149
Ford Motor Co.	9,080	102	National Beverage Corp.	1,900	194
Genuine Parts Co.	1,938	165	PepsiCo, Inc. (Û)	69,727	8,131
Home Depot, Inc. (The)	10,008	1,498	Philip Morris International, Inc. (Û)	94,537	11,035
Interpublic Group of Cos. , Inc. (The)	4,463	96	Procter & Gamble Co. (The)(Û)	87,712	7,966
John Wiley & Sons, Inc. Class A	15,630	864	Sysco Corp.	2,692	142
Leggett & Platt, Inc.	1,450	70	Unilever NV	85,425	4,970
Live Nation Entertainment, Inc. (Æ)	20,900	779	US Foods Holding Corp. (Æ)	22,069	621
Lowe's Cos. , Inc.	78,394	6,067	Walgreens Boots Alliance, Inc.	5,338	431
Madison Square Garden Co. (The) Class A(Æ)	6,090	1,338			66,063
McDonald's Corp.	16,458	2,553
Mohawk Industries, Inc. (Æ)	560	139	Energy - 4.7%
Nike, Inc. Class B	30,415	1,795	Chevron Corp.	51,093	5,580
Nutrisystem, Inc.	4,400	245	Core Laboratories NV	22,766	2,289
NVR, Inc. (Æ)	636	1,661	Exxon Mobil Corp. (Û)	99,087	7,930
Omnicom Group, Inc.	53,078	4,180	Occidental Petroleum Corp.	75,733	4,690
O'Reilly Automotive, Inc. (Æ)	10,388	2,123	Phillips 66	2,855	239
Outfront Media, Inc. (ö)	36,900	844	Royal Dutch Shell PLC Class A - ADR	65,978	3,730
Ross Stores, Inc.	33,074	1,829	Schlumberger, Ltd.	41,378	2,838
Scientific Games Corp. Class A(Æ)	9,100	337	TransCanada Corp.	6,753	345
Shutterfly, Inc. (Æ)	7,900	387	Valero Energy Corp.	4,900	338
Starbucks Corp.	63,990	3,455	World Fuel Services Corp.	19,800	640
Target Corp.	6,563	372			28,619
Tenneco, Inc.	3,300	182
Thomson Reuters Corp.	2,537	116	Financial Services - 17.7%
Time Warner, Inc.	1,668	171	Aflac, Inc.	74,242	5,921
TJX Cos. , Inc.	32,634	2,294	AGNC Investment Corp.	5,786	123
Twenty-First Century Fox, Inc. Class A	12,847	374	Alexandria Real Estate Equities, Inc. (ö)	934	113
Vail Resorts, Inc.	586	124	Alleghany Corp. (Æ)	287	176
Visteon Corp. (Æ)	10,400	1,160	Allstate Corp. (The)(Û)	25,143	2,288
Wal-Mart Stores, Inc. (Û)	43,262	3,461	American Campus Communities, Inc. (ö)	2,188	105
Walt Disney Co. (The)(Û)	61,477	6,758	American Equity Investment Life Holding
Wyndham Worldwide Corp.	841	88	Co.	5,200	139
		72,810	American Express Co.	3,629	309
			American Financial Group, Inc.	1,148	116
Consumer Staples – 10.9%			American International Group, Inc.	26,565	1,739
Altria Group, Inc.	12,686	824	American Tower Corp. (ö)	52,086	7,100
Archer-Daniels-Midland Co.	14,797	624	Aon PLC	677	94
British American Tobacco PLC - ADR	1,648	103	Apple Hospitality REIT, Inc. (ö)	4,012	74
Brown-Forman Corp. Class A - ADR	2,524	130	Arch Capital Group, Ltd. (Æ)	1,187	115
Brown-Forman Corp. Class B - ADR	32,834	1,621	Arthur J Gallagher & Co.	11,257	662
Campbell Soup Co.	1,713	90	Aspen Insurance Holdings, Ltd.	27,338	1,334

See accompanying notes which are an integral part of this quarterly report.

8 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Assurant, Inc.	8,419	886	Mid-America Apartment Communities, Inc.
AvalonBay Communities, Inc. (ö)	2,733	525	(ö)	1,079	112
Axis Capital Holdings, Ltd.	22,949	1,482	Moody's Corp.	21,830	2,873
BancorpSouth, Inc.	16,700	502	Nasdaq, Inc.	1,614	120
Bank of America Corp.	9,142	221	National General Holdings Corp.	11,000	233
Bank of New York Mellon Corp. (The)	3,628	192	National Retail Properties, Inc. (ö)	2,435	97
BB&T Corp.	6,152	291	Old Republic International Corp.	5,319	104
Berkshire Hathaway, Inc. Class B(Æ)	48,369	8,463	People's United Financial, Inc.	7,741	135
BlackRock, Inc. Class A	550	235	Piedmont Office Realty Trust, Inc. Class A(ö)	5,087	107
Boston Properties, Inc. (ö)	8,863	1,071	PNC Financial Services Group, Inc. (The)(Û)	20,231	2,605
Brandywine Realty Trust(ö)	6,498	109	Progressive Corp. (The)	38,548	1,817
Broadridge Financial Solutions, Inc.	3,829	290	Prudential Financial, Inc.	9,140	1,035
Camden Property Trust(ö)	9,886	887	Public Storage(ö)	2,236	460
Capital One Financial Corp.	10,760	927	Regency Centers Corp. (ö)	1,562	103
Charles Schwab Corp. (The)	2,040	88	Reinsurance Group of America, Inc. Class A	11,790	1,653
Chubb, Ltd.	6,718	984	RenaissanceRe Holdings, Ltd.	1,964	289
Citigroup, Inc.	1,811	124	SL Green Realty Corp. (ö)	9,320	962
CME Group, Inc. Class A	850	104	Starwood Property Trust, Inc. (ö)	8,557	189
Columbia Property Trust, Inc. (ö)	9,500	207	State Street Corp.	75,875	7,074
Comerica, Inc.	14,400	1,041	SunTrust Banks, Inc.	16,840	965
Commerce Bancshares, Inc.	19,400	1,126	Synchrony Financial	1,300	39
Crown Castle International Corp. (ö)	774	78	T Rowe Price Group, Inc.	1,049	87
DCT Industrial Trust, Inc. (ö)	1,451	82	Torchmark Corp.	1,439	114
Douglas Emmett, Inc. (ö)	2,778	106	Travelers Cos. , Inc. (The)(Û)	17,562	2,250
Dun & Bradstreet Corp. (The)	9,900	1,097	Two Harbors Investment Corp. (ö)	11,273	111
Equifax, Inc.	911	132	UDR, Inc. (ö)	3,056	119
Equity Residential(ö)	5,285	360	US Bancorp	146,451	7,730
Essex Property Trust, Inc. (ö)	612	160	Validus Holdings, Ltd.	3,491	188
Everest Re Group, Ltd.	2,973	780	Visa, Inc. Class A	40,570	4,040
FactSet Research Systems, Inc.	465	78	Vornado Realty Trust(ö)	1,002	80
Fairfax Financial Holdings, Ltd.	119	56	Voya Financial, Inc.	28,618	1,123
Federal Realty Investment Trust(ö)	1,921	255	Weingarten Realty Investors(ö)	3,373	109
Fidelity National Information Services, Inc.	6,191	565	Wells Fargo & Co.	26,285	1,418
Fiserv, Inc. (Æ)	5,111	657	Welltower, Inc. (ö)	1,047	77
FNF Group	2,852	139	Western Union Co. (The)	5,619	111
Franklin Resources, Inc.	17,400	779	White Mountains Insurance Group, Ltd.	218	188
GGP, Inc. (Æ)(ö)	4,629	105	WP Carey, Inc. (ö)	1,734	119
Green Dot Corp. Class A(Æ)	3,100	125	WR Berkley Corp.	14,351	990
Hanover Insurance Group, Inc. (The)	1,813	172	XL Group, Ltd.	40,753	1,810
Hartford Financial Services Group, Inc.	30,211	1,662			106,717
Healthcare Trust of America, Inc. Class A(ö)	3,477	106
Highwoods Properties, Inc. (ö)	2,063	106	Health Care - 13.5%
Intercontinental Exchange, Inc.	12,150	811	Abbott Laboratories	139,170	6,844
Jack Henry & Associates, Inc.	1,194	128	Aetna, Inc.	3,803	587
JBG Smith Properties(Æ)(ö)	501	18	Agilent Technologies, Inc.	18,758	1,122
JPMorgan Chase & Co.	20,386	1,871	Allergan PLC(Æ)	18,785	4,740
KeyCorp	8,415	152	Allscripts Healthcare Solutions, Inc. (Æ)	32,200	396
Kimco Realty Corp. (ö)	4,416	89	AmerisourceBergen Corp. Class A	53,160	4,987
Lamar Advertising Co. Class A(ö)	1,418	100	Amgen, Inc.	35,955	6,275
Lincoln National Corp.	6,000	438	Anthem, Inc.	7,710	1,436
Loews Corp.	5,134	250	Baxter International, Inc. (Û)	39,055	2,362
LPL Financial Holdings, Inc.	4,100	188	Becton Dickinson and Co.	17,490	3,523
M&T Bank Corp.	8,637	1,409	Biogen, Inc. (Æ)	723	209
Macerich Co. (The)(ö)	1,658	95	Bio-Rad Laboratories, Inc. Class A(Æ)	628	148
Markel Corp. (Æ)	4,882	5,231	Bio-Techne Corp.	1,040	121
Marsh & McLennan Cos. , Inc.	71,880	5,605	Boston Scientific Corp. (Æ)	3,959	105
MasterCard, Inc. Class A	5,223	667	Bristol-Myers Squibb Co.	1,212	69
MetLife, Inc.	2,178	120	Cardinal Health, Inc.	19,300	1,491
MFA Financial, Inc. (ö)	17,187	146	Celgene Corp. (Æ)	300	41
			Cigna Corp.	1,071	186

See accompanying notes which are an integral part of this quarterly report.

U.S. Defensive Equity Fund 9

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
CR Bard, Inc.	285	91	Boeing Co. (The)	7,266	1,762
Dentsply Sirona, Inc.	5,163	320	Carlisle Cos. , Inc.	1,599	156
Eli Lilly & Co. (Û)	31,494	2,603	CH Robinson Worldwide, Inc.	2,627	172
Gilead Sciences, Inc.	3,344	254	Cintas Corp.	766	103
Henry Schein, Inc. (Æ)	1,550	282	Curtiss-Wright Corp.	8,100	781
Humana, Inc.	5,422	1,254	Danaher Corp.	14,884	1,213
Johnson & Johnson(Û)	106,490	14,134	Deere & Co.	326	42
Laboratory Corp. of America Holdings(Æ)	3,129	497	Eaton Corp. PLC	3,547	278
Masimo Corp. (Æ)	8,300	785	EMCOR Group, Inc.	17,600	1,188
McKesson Corp.	2,420	392	Emerson Electric Co.	1,918	114
MEDNAX, Inc. (Æ)	2,959	139	Expeditors International of Washington, Inc.	1,934	114
Medtronic PLC	8,679	728	Fluor Corp.	20,700	899
Merck & Co. , Inc. (Û)	141,711	9,052	Fortive Corp.	40,251	2,606
PerkinElmer, Inc.	2,015	133	General Dynamics Corp.	5,099	1,001
Pfizer, Inc.	50,628	1,679	General Electric Co.	35,703	915
Quest Diagnostics, Inc.	4,120	446	Genpact, Ltd.	6,988	203
ResMed, Inc.	1,531	118	Heartland Express, Inc.	3,700	78
Stryker Corp.	3,223	474	Honeywell International, Inc.	63,434	8,635
Thermo Fisher Scientific, Inc.	3,046	535	Hubbell, Inc. Class B	959	114
UnitedHealth Group, Inc. (Û)	58,222	11,168	Illinois Tool Works, Inc.	46,147	6,492
Varex Imaging Corp. (Æ)	2,171	67	Jacobs Engineering Group, Inc.	13,800	728
Varian Medical Systems, Inc. (Æ)	1,239	120	JB Hunt Transport Services, Inc.	2,271	206
Vertex Pharmaceuticals, Inc. (Æ)	1,500	228	Kansas City Southern	13,276	1,370
WellCare Health Plans, Inc. (Æ)	6,310	1,117	Landstar System, Inc.	16,600	1,380
Zimmer Biomet Holdings, Inc.	1,181	143	Lockheed Martin Corp. (Û)	8,354	2,441
		81,401	ManpowerGroup, Inc.	12,173	1,304
			Mettler-Toledo International, Inc. (Æ)	4,354	2,495
Materials and Processing - 2.5%			Moog, Inc. Class A(Æ)	4,400	327
Air Products & Chemicals, Inc.	870	124	Navistar International Corp. (Æ)	10,900	335
AptarGroup, Inc.	3,877	314	Norfolk Southern Corp.	450	51
Ashland Global Holdings, Inc.	19,587	1,272	Northrop Grumman Corp.	2,249	592
Bemis Co. , Inc.	33,340	1,413	Paychex, Inc.	990	57
Commercial Metals Co.	6,700	125	Progressive Waste Solutions, Ltd.	1,556	101
Crown Holdings, Inc. (Æ)	3,151	187	Quanta Services, Inc. (Æ)	25,500	860
Dow Chemical Co. (The)	4,041	260	Raytheon Co.	3,380	581
Eastman Chemical Co.	1,133	94	Republic Services, Inc. Class A	6,532	419
Ecolab, Inc.	26,011	3,426	Robert Half International, Inc.	33,000	1,493
EI du Pont de Nemours & Co.	6,177	508	Rockwell Automation, Inc.	8,860	1,462
Ingersoll-Rand PLC	4,407	387	Rockwell Collins, Inc.	2,382	254
International Flavors & Fragrances, Inc.	3,666	488	Roper Technologies, Inc.	15,376	3,574
Monsanto Co.	637	74	Sensata Technologies Holding NV(Æ)	66,384	2,995
NewMarket Corp.	3,008	1,384	Snap-on, Inc.	1,244	192
PPG Industries, Inc.	703	74	Stanley Black & Decker, Inc.	4,450	626
Praxair, Inc.	31,267	4,070	Textron, Inc.	21,200	1,042
Sherwin-Williams Co. (The)	403	136	Toro Co. (The)	17,600	1,251
Silgan Holdings, Inc.	2,978	90	TransDigm Group, Inc.	7,724	2,179
Sonoco Products Co.	2,177	106	TriNet Group, Inc. (Æ)	4,000	140
Univar, Inc. (Æ)	11,200	348	Union Pacific Corp. (Û)	25,410	2,616
Valvoline, Inc.	3,229	73	United Parcel Service, Inc. Class B	2,601	287
		14,953	United Technologies Corp.	7,726	916
			Verisk Analytics, Inc. Class A(Æ)	1,399	122
Producer Durables – 14.0%			Waste Management, Inc.	9,397	706
3M Co.	27,353	5,503	Werner Enterprises, Inc.	9,100	270
Accenture PLC Class A	49,921	6,430	WESCO International, Inc. (Æ)	4,900	251
AGCO Corp.	17,890	1,291	WW Grainger, Inc.	12,693	2,117
Allison Transmission Holdings, Inc. Class A	31,290	1,183			84,610
Ametek, Inc.	2,000	123
AO Smith Corp.	27,700	1,483	Technology - 15.3%
Automatic Data Processing, Inc.	47,930	5,699	Adobe Systems, Inc. (Æ)	41,112	6,022
Avery Dennison Corp.	3,137	292	Alphabet, Inc. Class A(Æ)	2,004	1,895

See accompanying notes which are an integral part of this quarterly report.

10 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Alphabet, Inc. Class C(Æ)(Û)	15,498	14,422	CenterPoint Energy, Inc.	3,888	110
Amdocs, Ltd.	4,954	333	CMS Energy Corp.	27,770	1,284
Analog Devices, Inc.	6,011	475	Consolidated Edison, Inc.	26,148	2,167
Ansys, Inc. (Æ)	1,024	133	Dominion Energy, Inc.	4,049	313
Apple, Inc. (Û)	77,010	11,455	DTE Energy Co.	5,598	599
Arrow Electronics, Inc. (Æ)	18,400	1,496	Duke Energy Corp. (Û)	31,949	2,718
Aspen Technology, Inc. (Æ)	18,200	1,035	Edison International	7,094	558
Avnet, Inc.	29,489	1,132	Entergy Corp.	1,448	111
Benchmark Electronics, Inc. (Æ)	27,500	925	Eversource Energy	25,109	1,527
Broadcom, Ltd.	686	169	Exelon Corp.	4,661	179
CA, Inc.	4,936	153	Great Plains Energy, Inc.	2,665	82
Cadence Design Systems, Inc. (Æ)	44,500	1,642	Hawaiian Electric Industries, Inc.	3,331	110
Cirrus Logic, Inc. (Æ)	10,000	614	NextEra Energy, Inc.	6,925	1,012
Cisco Systems, Inc.	60,822	1,912	NiSource, Inc.	42,920	1,119
CommVault Systems, Inc. (Æ)	10,480	624	OGE Energy Corp.	3,019	108
Cornerstone OnDemand, Inc. (Æ)	6,700	270	PG&E Corp.	10,197	691
Dell Technologies, Inc. Class V(Æ)	18,150	1,167	Pinnacle West Capital Corp.	1,738	151
F5 Networks, Inc. (Æ)	9,100	1,099	PPL Corp.	2,990	115
Facebook, Inc. Class A(Æ)	18,745	3,172	Public Service Enterprise Group, Inc.	9,066	408
FireEye, Inc. (Æ)	7,900	116	SCANA Corp.	2,412	155
Gartner, Inc. (Æ)	11,350	1,456	Sempra Energy	2,079	235
Hewlett Packard Enterprise Co.	26,890	471	Southern Co. (The)	5,862	281
Imperva, Inc. (Æ)	4,600	207	Telephone & Data Systems, Inc.	13,800	392
Infinera Corp. (Æ)	35,200	413	T-Mobile US, Inc. (Æ)	348	21
Intel Corp. (Û)	115,901	4,111	US Cellular Corp. (Æ)	13,198	500
InterDigital, Inc.	3,300	240	Vectren Corp.	1,873	113
International Business Machines Corp.	6,357	920	Verizon Communications, Inc.	46,575	2,254
Intuit, Inc.	36,594	5,021	WEC Energy Group, Inc.	3,398	214
iRobot Corp. (Æ)	6,800	717	Westar Energy, Inc. Class A	29,498	1,497
Juniper Networks, Inc.	41,800	1,168	Xcel Energy, Inc.	16,553	783
Manhattan Associates, Inc. (Æ)	19,200	849			27,125
Maxim Integrated Products, Inc.	1,678	76
Microchip Technology, Inc.	30,359	2,430	Total Common Stocks
Microsoft Corp. (Û)	99,700	7,249	(cost $494,700)		574,543
NetApp, Inc.	14,010	608
Oracle Corp.	124,033	6,194	Short-Term Investments – 12.0%
Plantronics, Inc.	15,013	678	U. S. Cash Management Fund	57,152,756 (8)	57,159
Silicon Laboratories, Inc. (Æ)	1,100	83	United States Treasury Bills
Splunk, Inc. (Æ)	5,100	306	0.991% due 10/05/17 (~)	7,000	6,987
Synaptics, Inc. (Æ)	14,000	737
SYNNEX Corp.	2,810	334	1.039% due 11/09/17	8,000	7,976
Synopsys, Inc. (Æ)	22,100	1,692	Total Short-Term Investments
Tableau Software, Inc. Class A(Æ)	3,300	213	(cost $72,123)		72,122
TE Connectivity, Ltd.	2,605	209
Texas Instruments, Inc.	11,904	969	Total Investments 107.1%
Twitter, Inc. (Æ)	26,000	418	(identified cost $566,823)		646,665
Verint Systems, Inc. (Æ)	14,110	559	Securities Sold Short - (8.1)%
Viavi Solutions, Inc. Class W(Æ)	128,275	1,407	Consumer Discretionary - (1.9)%
Xilinx, Inc.	18,200	1,151	CarMax, Inc. (Æ)	(9,700)	(643)
Zynga, Inc. Class A(Æ)	303,800	1,097	Dorman Products, Inc. (Æ)	(9,200)	(718)
		92,244	First Cash Financial Services, Inc.	(14,700)	(855)
			ILG, Inc.	(32,610)	(864)
Utilities - 4.5%			L Brands, Inc.	(14,700)	(682)
Alliant Energy Corp.	3,981	161	Liberty Broadband Corp. Class A(Æ)	(10,367)	(1,026)
Ameren Corp.	3,121	175	Marriott International, Inc. Class A	(9,100)	(948)
American Electric Power Co. , Inc.	27,308	1,925	Marriott Vacations Worldwide Corp.	(1,740)	(203)
American Water Works Co. , Inc.	17,424	1,413	Meredith Corp.	(10,700)	(636)
Aqua America, Inc.	3,422	114	Murphy USA, Inc. (Æ)	(2,000)	(151)
AT&T, Inc.	87,394	3,408	Newell Rubbermaid, Inc.	(14,800)	(780)
Atmos Energy Corp.	1,408	122	Planet Fitness, Inc. Class A	(35,500)	(805)

See accompanying notes which are an integral part of this quarterly report.

U.S. Defensive Equity Fund 11

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Red Rock Resorts, Inc. Class A	(33,800)	(808)	Ligand Pharmaceuticals, Inc. Class B(Æ)	(1,500)	(181)
Sally Beauty Holdings, Inc. (Æ)	(39,800)	(805)	OPKO Health, Inc. (Æ)	(21,100)	(136)
Tempur Sealy International, Inc. (Æ)	(2,600)	(150)	Penumbra, Inc. (Æ)	(2,800)	(229)
TiVo Corp.	(26,800)	(525)	Sage Therapeutics, Inc. (Æ)	(3,100)	(247)
TRI Pointe Group, Inc. (Æ)	(29,800)	(396)	Spark Therapeutics, Inc. (Æ)	(1,200)	(85)
Weight Watchers International, Inc. (Æ)	(2,400)	(86)	Tenet Healthcare Corp. (Æ)	(7,800)	(135)
Zillow Group, Inc. Class A(Æ)	(8,600)	(391)	TESARO, Inc. (Æ)	(3,300)	(421)
		(11,472)	Ultragenyx Pharmaceutical, Inc. (Æ)	(1,000)	(66)
Consumer Staples - (0.0)%					(4,658)
Snyders-Lance, Inc.	(9,500)	(331)	Materials and Processing - (0.7)%
			AAON, Inc.	(20,410)	(690)
Energy - (0.3)%			AK Steel Holding Corp. (Æ)	(8,300)	(47)
Callon Petroleum Co. (Æ)	(28,300)	(320)	Apogee Enterprises, Inc.	(7,500)	(391)
Chesapeake Energy Corp. (Æ)	(48,700)	(242)	Balchem Corp.	(2,790)	(217)
Helmerich & Payne, Inc.	(3,000)	(152)	Cliffs Natural Resources, Inc. (Æ)	(11,100)	(86)
Keane Group, Inc. (Æ)	(5,100)	(78)	Coeur Mining, Inc. (Æ)	(7,500)	(62)
Parsley Energy, Inc. Class A(Æ)	(3,800)	(111)	Compass Minerals International, Inc.	(600)	(41)
PBF Energy, Inc. Class A	(19,900)	(453)	LCI Industries	(7,960)	(850)
PDC Energy, Inc. (Æ)	(5,100)	(241)	Platform Specialty Products Corp. (Æ)	(8,900)	(125)
Whiting Petroleum Corp. (Æ)	(15,700)	(82)	RBC Bearings, Inc. (Æ)	(3,960)	(409)
		(1,679)	Scotts Miracle-Gro Co. (The) Class A	(2,300)	(221)
Financial Services - (2.3)%			SiteOne Landscape Supply, Inc. (Æ)	(8,200)	(431)
AmTrust Financial Services, Inc.	(40,900)	(654)	Summit Materials, Inc. Class A(Æ)	(15,600)	(444)
Annaly Capital Management, Inc. (ö)	(64,600)	(777)			(4,014)
Apollo Commercial Real Estate Finance,
Inc. (ö)	(44,400)	(801)	Producer Durables - (0.6)%
Bank of the Ozarks, Inc.	(4,700)	(203)	Johnson Controls International PLC	(18,900)	(736)
Capitol Federal Financial, Inc.	(45,745)	(652)	Macquarie Infrastructure Corp.	(10,200)	(773)
Colony NorthStar, Inc. Class A(ö)	(51,300)	(751)	Pitney Bowes, Inc.	(12,000)	(189)
Cousins Properties, Inc. (ö)	(79,400)	(730)	Square, Inc. Class A(Æ)	(12,700)	(335)
CyrusOne, Inc. (ö)	(16,600)	(991)	Swift Transportation Co. Class A(Æ)	(9,500)	(242)
Education Realty Trust, Inc. (ö)	(15,800)	(593)	TransDigm Group, Inc.	(3,010)	(849)
Financial Engines, Inc.	(5,500)	(211)	Wabtec Corp.	(9,000)	(678)
Gaming and Leisure Properties, Inc. (ö)	(23,700)	(899)			(3,802)
Government Properties Income Trust(ö)	(36,261)	(643)	Technology - (1.2)%
			Amphenol Corp. Class A	(8,600)	(659)
Gramercy Property Trust(ö)	(25,470)	(770)	Black Knight Financial Services, Inc. Class
New York Community Bancorp, Inc.	(30,500)	(400)	A(Æ)	(15,800)	(672)
PRA Group, Inc. (Æ)	(11,800)	(463)	Blackline, Inc. (Æ)	(16,300)	(632)
RLI Corp.	(12,400)	(720)	Cavium, Inc. (Æ)	(6,700)	(415)
Sun Communities, Inc. (ö)	(8,300)	(739)	Diebold Nixdorf, Inc.	(24,600)	(576)
T Rowe Price Group, Inc.	(10,800)	(893)	Ellie Mae, Inc. (Æ)	(2,420)	(211)
Two Harbors Investment Corp. (ö)	(79,600)	(787)	Envestnet, Inc. (Æ)	(13,000)	(508)
Waddell & Reed Financial, Inc. Class A	(21,200)	(438)	Liberty Interactive Corp. (Æ)	(15,420)	(934)
Weyerhaeuser Co. (ö)	(24,200)	(799)	Lumentum Holdings, Inc. (Æ)	(3,800)	(238)
		(13,914)	Mercury Systems, Inc. (Æ)	(5,600)	(246)
Health Care - (0.8)%			MKS Instruments, Inc.	(10,011)	(837)
Acadia Pharmaceuticals, Inc. (Æ)	(2,900)	(86)	Oclaro, Inc. (Æ)	(24,900)	(244)
AMN Healthcare Services, Inc. (Æ)	(3,300)	(122)	Paycom Software, Inc. (Æ)	(4,600)	(322)
Avexis, Inc. (Æ)	(1,100)	(102)	Tyler Technologies, Inc. (Æ)	(4,180)	(718)
Bluebird Bio, Inc. (Æ)	(1,450)	(137)			(7,212)
Blueprint Medicines Corp. (Æ)	(1,600)	(84)	Utilities - (0.3)%
Cambrex Corp. (Æ)	(3,300)	(201)	j2 Global, Inc.	(8,500)	(719)
Cantel Medical Corp.	(10,200)	(758)	Pattern Energy Group, Inc. Class A	(38,700)	(971)
Exact Sciences Corp. (Æ)	(2,000)	(78)			(1,690)
ICU Medical, Inc. (Æ)	(3,990)	(686)
Intercept Pharmaceuticals, Inc. (Æ)	(570)	(67)	Total Securities Sold Short
Juno Therapeutics, Inc. (Æ)	(8,100)	(230)	(proceeds $44,753)		(48,772)
Kite Pharma, Inc. (Æ)	(5,600)	(607)

See accompanying notes which are an integral part of this quarterly report.

12 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$

Other Assets and Liabilities, Net
- 1.0%	6,019
Net Assets - 100.0%	603,912

See accompanying notes which are an integral part of this quarterly report.

U.S. Defensive Equity Fund 13

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	154	USD	19,004	09/17	61
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					61

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Put	45	2,345.00	USD	10,553	08/11/17	(1)
S&P 500 Index	Put	44	2,385.00	USD	10,494	08/11/17	(8)
S&P 500 Index	Put	44	2,395.00	USD	10,538	08/18/17	(17)
S&P 500 Index	Put	44	2,390.00	USD	10,516	08/25/17	(26)
Total Liability for Options Written (premiums received $108)							(52)

Transactions in options written contracts for the period ended July 31, 2017 were as follows:
Number of		Premiums
	Contracts	Received
Outstanding October 31, 2016	254	$195
Opened	1,836	1,242
Closed	(1,913)	(1,329)
Expired	—	—
Outstanding July 31, 2017	177	$108

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$72,810	$—	$—	$—	$72,810
Consumer Staples	66,063	—	—	—	66,063
Energy	28,619	—	—	—	28,619
Financial Services	106,717	—	—	—	106,717
Health Care	81,401	—	—	—	81,401
Materials and Processing	14,953	—	—	—	14,953
Producer Durables	84,610	—	—	—	84,610
Technology	92,244	—	—	—	92,244
Utilities	27,126	—	—	—	27,126
Short-Term Investments	—	14,963	—	57,159	72,122
Total Investments	574,543	14,963	—	57,159	646,665
Securities Sold Short**	(48,772)	—	—	—	(48,772)

Other Financial Instruments

See accompanying notes which are an integral part of this quarterly report.

14 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Assets
Futures Contracts	61	—	—	—	61

Liabilities
Options Written	(52)	—	—	—	(52)
Total Other Financial Instruments*	$9	$—	$—	$—	$9

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Defensive Equity Fund 15

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 98.7%			Shutterfly, Inc. (Æ)	1,620	79
Consumer Discretionary - 15.4%			Sotheby's Class A(Æ)	3,597	204
Aaron's, Inc. Class A	5,201	241	Staples, Inc.	59,168	600
Amazon. com, Inc. (Æ)	6,835	6,750	Starbucks Corp.	3,360	181
AMC Networks, Inc. Class A(Æ)	6,416	410	Target Corp.	4,001	227
Bed Bath & Beyond, Inc.	13,237	396	Taylor Morrison Home Corp. Class A(Æ)	7,779	176
Big Lots, Inc.	8,094	402	Tenneco, Inc.	13,317	737
Brunswick Corp.	6,204	351	Thomson Reuters Corp. (Ñ)	2,618	120
Buffalo Wild Wings, Inc. (Æ)	370	40	Time Warner, Inc.	1,674	171
Cable One, Inc.	440	334	Time, Inc.	14,244	200
CalAtlantic Group, Inc.	7,018	246	TJX Cos. , Inc.	3,303	232
Carnival Corp.	14,681	980	Toll Brothers, Inc.	4,134	160
CBS Corp. Class B	8,400	553	Twenty-First Century Fox, Inc. Class A	15,837	461
Charter Communications, Inc. Class A(Æ)	640	251	Visteon Corp. (Æ)	10,073	1,123
Chipotle Mexican Grill, Inc. Class A(Æ)	1,310	450	Wal-Mart Stores, Inc.	16,085	1,286
Churchill Downs, Inc.	1,174	220	Walt Disney Co. (The)	9,311	1,024
Coach, Inc.	38,657	1,822	Whirlpool Corp.	1,980	352
Comcast Corp. Class A	6,049	245	Yum! Brands, Inc.	410	31
Costco Wholesale Corp.	238	38			43,929
Coty, Inc. Class A	1,037	21
Dana Holding Corp.	21,439	509	Consumer Staples - 3.3%
Domino's Pizza, Inc.	3,690	688	Altria Group, Inc.	1,424	93
DR Horton, Inc.	48,281	1,723	Archer-Daniels-Midland Co.	17,954	757
eBay, Inc. (Æ)	16,749	598	Bunge, Ltd.	14,215	1,115
Fiat Chrysler Automobiles NV(Æ)	33,981	411	Colgate-Palmolive Co.	497	36
Ford Motor Co.	155,420	1,743	Constellation Brands, Inc. Class A	239	46
General Motors Co.(Û)	56,610	2,037	Cosan, Ltd. Class A	21,585	158
Graham Holdings Co. Class B	394	234	CVS Health Corp.	954	76
Grand Canyon Education, Inc. (Æ)	2,052	151	Dean Foods Co.	16,715	251
Hilton Worldwide Holdings, Inc.	21,783	1,362	Ingredion, Inc.	2,594	320
Home Depot, Inc. (The)	1,896	284	Kimberly-Clark Corp.	200	25
International Game Technology PLC	10,200	194	Kraft Heinz Co. (The)	18,236	1,596
Interpublic Group of Cos. , Inc. (The)	14,281	309	Kroger Co. (The)	24,951	612
John Wiley & Sons, Inc. Class A	3,972	219	Molson Coors Brewing Co. Class B	364	32
Kohl's Corp.	2,230	92	Mondelez International, Inc. Class A	463	20
Las Vegas Sands Corp.	1,636	101	Monster Beverage Corp. (Æ)	819	43
Lear Corp.	5,348	792	National Beverage Corp.	700	71
Lennar Corp. Class A	1,241	65	Nu Skin Enterprises, Inc. Class A	6,546	415
Live Nation Entertainment, Inc. (Æ)	10,700	399	PepsiCo, Inc.	6,956	812
Lowe's Cos. , Inc.	1,710	132	Philip Morris International, Inc.	13,154	1,536
Madison Square Garden Co. (The) Class A(Æ)	2,220	488	Pinnacle Foods, Inc.	7,600	451
Magna International, Inc. Class A	7,139	340	Procter & Gamble Co. (The)	2,163	196
Marriott International, Inc. Class A	1,457	152	Sanderson Farms, Inc.	1,819	238
McDonald's Corp.	1,235	192	Sysco Corp.	2,793	147
Meritage Homes Corp. (Æ)	1,443	59	Tyson Foods, Inc. Class A	559	35
Michael Kors Holdings, Ltd. (Æ)	10,670	389	Walgreens Boots Alliance, Inc.	1,976	159
Netflix, Inc. (Æ)	8,692	1,579			9,240
News Corp. Class A	51,260	734
Nike, Inc. Class B	34,235	2,022	Energy - 5.9%
Nutrisystem, Inc.	1,200	67	Anadarko Petroleum Corp.	15,022	686
NVR, Inc. (Æ)	123	321	Andeavor(Æ)	4,256	424
Office Depot, Inc.	47,004	276	Apache Corp.	1,450	72
Omnicom Group, Inc.	11,751	925	Baker Hughes, a GE Co.	630	23
Pandora Media, Inc. (Æ)(Ñ)	2,762	25	BP PLC - ADR	18,175	639
Priceline Group, Inc. (The)(Æ)	318	645	Cenovus Energy, Inc.	71,650	603
PulteGroup, Inc.	15,955	390	Chevron Corp.	2,843	310
PVH Corp.	15,700	1,873	Cimarex Energy Co.	5,155	510
Ross Stores, Inc.	1,464	81	Concho Resources, Inc. (Æ)	808	105
Royal Caribbean Cruises, Ltd.	1,067	121	ConocoPhillips	6,917	314
Scientific Games Corp. Class A(Æ)	2,500	93	Devon Energy Corp.	90,007	2,999

See accompanying notes which are an integral part of this quarterly report.

16 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Enbridge, Inc.	996	41	Franklin Resources, Inc.	22,110	990
EOG Resources, Inc.	10,654	1,014	Gaming and Leisure Properties, Inc. (ö)	16,993	645
Exxon Mobil Corp.	19,108	1,529	GGP, Inc. (Æ)(ö)	6,470	146
Halliburton Co.	9,880	420	Goldman Sachs Group, Inc. (The)	17,677	3,983
Hess Corp.	2,283	102	Green Dot Corp. Class A(Æ)	1,400	56
Marathon Petroleum Corp.	30,944	1,732	Hartford Financial Services Group, Inc.	13,500	743
Murphy Oil Corp.	17,000	452	HCP, Inc. (ö)	3,001	95
National Oilwell Varco, Inc.	17,400	569	Hospitality Properties Trust(ö)	7,612	221
Newfield Exploration Co. (Æ)	11,191	321	Host Hotels & Resorts, Inc. (ö)	8,436	157
Occidental Petroleum Corp.	1,037	64	JBG Smith Properties(Æ)(ö)	656	23
Oceaneering International, Inc.	7,833	201	Jones Lang LaSalle, Inc.	1,906	242
Phillips 66	1,585	133	JPMorgan Chase & Co.(Û)	46,065	4,229
Pioneer Natural Resources Co.	535	87	KeyCorp	97,482	1,759
Royal Dutch Shell PLC Class A - ADR	21,160	1,196	LaSalle Hotel Properties(ö)	11,297	334
Schlumberger, Ltd.	1,578	108	Lazard, Ltd. Class A	5,016	234
Southwestern Energy Co. (Æ)	35,563	203	Lincoln National Corp.(Û)	12,623	922
Valero Energy Corp.	23,446	1,617	LPL Financial Holdings, Inc.	10,678	488
World Fuel Services Corp.	6,317	204	M&T Bank Corp.	1,090	178
		16,678	Mack-Cali Realty Corp. (ö)	15,536	408
			MasterCard, Inc. Class A	542	69
Financial Services - 23.9%			MetLife, Inc.	19,037	1,047
Affiliated Managers Group, Inc.	453	84	Morgan Stanley(Û)	90,859	4,261
Aflac, Inc.	1,431	114	Navient Corp.	9,767	144
Allstate Corp. (The)(Û)	11,021	1,003	Northern Trust Corp.	7,800	683
American Express Co.	491	42	NorthStar Realty Europe Corp. (ö)	4,493	58
American International Group, Inc.	35,437	2,319	PayPal Holdings, Inc. (Æ)	1,657	97
American Tower Corp. (ö)	1,062	145	Piedmont Office Realty Trust, Inc. Class A(ö)	4,882	103
Ameriprise Financial, Inc.	998	143	PNC Financial Services Group, Inc. (The)	290	37
Assurant, Inc.	5,270	555	Popular, Inc.	14,558	613
Assured Guaranty, Ltd.	12,490	562	Primerica, Inc.	2,400	195
AvalonBay Communities, Inc. (ö)	149	29	Progressive Corp. (The)	1,194	56
Axis Capital Holdings, Ltd.	9,134	590	Prologis, Inc. (ö)	5,419	330
Bank of America Corp. (Û)	288,996	6,971	Prudential Financial, Inc.(Û)	18,749	2,123
Bank of New York Mellon Corp. (The)	2,185	116	Public Storage(ö)	622	128
Berkshire Hathaway, Inc. Class B(Æ)	1,221	214	Realogy Holdings Corp.	7,638	254
BlackRock, Inc. Class A	68	29	Regions Financial Corp.	55,185	806
Boston Properties, Inc. (ö)	3,148	381	Reinsurance Group of America, Inc.
Capital One Financial Corp.	22,202	1,913	ClassA(Û)	6,542	917
CBRE Group, Inc. Class A(Æ)	12,749	484	Ryman Hospitality Properties, Inc. (ö)	4,977	312
Charles Schwab Corp. (The)	2,846	122	Senior Housing Properties Trust(ö)	7,432	145
Chubb, Ltd.	978	143	Simon Property Group, Inc. (ö)	125	20
Citigroup, Inc.	81,440	5,574	SL Green Realty Corp. (ö)	4,920	508
Citizens Financial Group, Inc.	42,289	1,483	State Street Corp.	10,967	1,023
CNO Financial Group, Inc.	23,199	531	Sunstone Hotel Investors, Inc. (ö)	15,125	246
Colony NorthStar, Inc. Class A(ö)	5,362	78	SunTrust Banks, Inc.	15,299	877
Comerica, Inc.	10,247	741	Synchrony Financial	20,100	609
Crown Castle International Corp. (ö)	494	50	Synovus Financial Corp.	15,687	682
Digital Realty Trust, Inc. (ö)	447	52	UBS Group AG(Æ)(Ñ)	51,792	903
Discover Financial Services(Û)	24,430	1,489	Ventas, Inc. (ö)	708	48
Dun & Bradstreet Corp. (The)	4,110	455	Visa, Inc. Class A	1,379	137
E*Trade Financial Corp. (Æ)	14,300	586	Vornado Realty Trust(ö)	1,312	104
East West Bancorp, Inc.	12,100	689	Voya Financial, Inc.	54,986	2,158
Equinix, Inc. (ö)	1,940	875	Washington Prime Group, Inc. (ö)	13,370	121
Equity Commonwealth(Æ)(ö)	6,195	196	Wells Fargo & Co.	12,144	655
Equity Residential(ö)	9,878	672	Welltower, Inc. (ö)	879	65
Essex Property Trust, Inc. (ö)	186	49	Weyerhaeuser Co. (ö)	8,751	289
Evercore Partners, Inc. Class A	3,725	293	XL Group, Ltd.	12,100	537
First Financial Bankshares, Inc.	308	13	Zions Bancorporation	15,900	721
First Republic Bank	1,407	141			68,073
Forest City Realty Trust, Inc. Class A(ö)	8,741	213

See accompanying notes which are an integral part of this quarterly report.

U.S. Dynamic Equity Fund 17

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Health Care - 12.5%			Air Products & Chemicals, Inc.	393	56
Abbott Laboratories	7,880	387	Albemarle Corp.	467	54
AbbVie, Inc.	2,812	197	Ashland Global Holdings, Inc.	7,600	494
Aerie Pharmaceuticals, Inc. (Æ)	22,958	1,247	Bemis Co. , Inc.	1,222	52
Aetna, Inc.	826	127	Cabot Corp.	9,008	489
Agilent Technologies, Inc.	12,448	744	Celanese Corp. Class A	2,092	201
Alexion Pharmaceuticals, Inc. (Æ)	866	119	Chemours Co. (The)	6,248	297
Align Technology, Inc. (Æ)	3,890	651	Domtar Corp.	1,139	44
Allergan PLC(Æ)	424	107	Dow Chemical Co. (The)	32,246	2,072
Allscripts Healthcare Solutions, Inc. (Æ)	16,800	207	Eastman Chemical Co.	965	80
Alnylam Pharmaceuticals, Inc. (Æ)	14,536	1,203	Ecolab, Inc.	1,033	136
Amgen, Inc.	1,592	278	EI du Pont de Nemours & Co.	3,426	282
Anthem, Inc.	5,602	1,043	FMC Corp.	7,800	596
AstraZeneca PLC - ADR(Ñ)	46,851	1,414	Louisiana-Pacific Corp. (Æ)	8,311	209
Baxter International, Inc.	15,187	918	LyondellBasell Industries NV Class A	9,811	884
Becton Dickinson and Co.	202	41	Masco Corp.	20,615	786
Biogen, Inc. (Æ)	2,883	835	Monsanto Co.	708	83
BioMarin Pharmaceutical, Inc. (Æ)	3,700	325	Mosaic Co. (The)	2,311	56
Bristol-Myers Squibb Co.	1,600	91	Newmont Mining Corp.	1,476	55
Bruker Corp.	17,059	489	Nucor Corp.	1,091	63
Cardinal Health, Inc.	8,346	645	Owens Corning	9,202	617
Catalent, Inc. (Æ)	5,274	183	PPG Industries, Inc.	640	67
Celgene Corp. (Æ)	5,623	761	Praxair, Inc.	2,251	293
Centene Corp. (Æ)	7,677	609	Sonoco Products Co.	1,524	74
Cigna Corp.	4,732	821	Timken Co. (The)	7,075	322
DaVita HealthCare Partners, Inc. (Æ)	3,870	251	Trinseo SA	5,676	399
Edwards Lifesciences Corp. (Æ)	3,734	430	WestRock Co.	11,726	673
Eli Lilly & Co.	6,913	571			9,434
Endo International PLC(Æ)	18,961	209
Envision Healthcare Corp. (Æ)	1,422	80	Producer Durables - 10.9%
Exelixis, Inc. (Æ)	8,717	236	3M Co.	788	159
Express Scripts Holding Co. (Æ)	15,277	957	Accenture PLC Class A	343	44
Gilead Sciences, Inc.(Û)	16,475	1,253	Advanced Energy Industries, Inc. (Æ)	5,191	377
Globus Medical, Inc. Class A(Æ)	7,111	219	AECOM(Æ)	51,609	1,646
HCA Healthcare, Inc. (Æ)	838	67	AerCap Holdings NV(Æ)	9,075	446
HMS Holdings Corp. (Æ)	3,643	73	AGCO Corp.	8,000	577
Humana, Inc.	11,059	2,557	Allison Transmission Holdings, Inc. Class A	14,200	537
IDEXX Laboratories, Inc. (Æ)	3,590	598	American Airlines Group, Inc.	9,302	469
Johnson & Johnson	8,066	1,071	Automatic Data Processing, Inc.	257	31
Laboratory Corp. of America Holdings(Æ)	3,727	592	Boeing Co. (The)	7,179	1,741
LivaNova PLC(Æ)	3,189	194	Caterpillar, Inc.	799	91
Mallinckrodt PLC(Æ)	4,993	229	CoStar Group, Inc. (Æ)	342	94
McKesson Corp.	12,883	2,085	CSX Corp.	1,970	97
Merck & Co. , Inc.(Û)	36,045	2,302	Cummins, Inc.	4,740	795
Molina Healthcare, Inc. (Æ)	1,400	94	Danaher Corp.	418	34
Mylan NV(Æ)	25,718	1,003	Deere & Co.	865	111
Perrigo Co. PLC	804	60	Delta Air Lines, Inc.(Û)	22,018	1,086
Pfizer, Inc.(Û)	38,976	1,292	Dover Corp.	12,007	1,009
Quest Diagnostics, Inc.	7,273	788	Eaton Corp. PLC	849	66
Regeneron Pharmaceuticals, Inc. (Æ)	283	139	EMCOR Group, Inc.	6,336	428
Stryker Corp.	321	47	Emerson Electric Co.	542	32
Thermo Fisher Scientific, Inc.	12,087	2,123	Euronav NV	23,554	190
United Therapeutics Corp. (Æ)	2,342	301	FedEx Corp.	9,093	1,891
UnitedHealth Group, Inc.	824	158	Fluor Corp.	11,700	508
Vertex Pharmaceuticals, Inc. (Æ)	9,270	1,407	General Dynamics Corp.	217	43
WellCare Health Plans, Inc. (Æ)	2,420	428	General Electric Co.	28,701	735
Zoetis, Inc. Class A	2,857	179	Hawaiian Holdings, Inc. (Æ)	7,031	291
		35,435	HD Supply Holdings, Inc. (Æ)	3,732	121
			Honeywell International, Inc.	496	68
Materials and Processing - 3.3%			Illinois Tool Works, Inc.	260	37

See accompanying notes which are an integral part of this quarterly report.

18 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Jacobs Engineering Group, Inc.	5,000	264	Cornerstone OnDemand, Inc. (Æ)	4,000	161
JB Hunt Transport Services, Inc.	830	75	Corning, Inc.(Û)	29,348	856
JetBlue Airways Corp. (Æ)	14,302	314	Dell Technologies, Inc. Class V(Æ)	1,093	71
Johnson Controls International PLC	870	34	DXC Technology Co.	22,909	1,796
L3 Technologies, Inc.	219	38	Electronic Arts, Inc. (Æ)	21,030	2,455
Lockheed Martin Corp.	2,493	729	Entegris, Inc. (Æ)	10,723	280
ManpowerGroup, Inc.	10,936	1,172	Facebook, Inc. Class A(Æ)	20,933	3,542
MasTec, Inc. (Æ)	1,800	83	FireEye, Inc. (Æ)	4,800	70
McGraw Hill Financial, Inc.	1,188	182	Flextronics International, Ltd. (Æ)	12,472	199
MSC Industrial Direct Co. , Inc. Class A	334	24	Fortinet, Inc. (Æ)	5,500	203
Norfolk Southern Corp.	6,690	753	Hewlett Packard Enterprise Co.	96,293	1,686
Northrop Grumman Corp.	151	40	HP, Inc.	98,051	1,873
PACCAR, Inc.	585	40	IAC/InterActiveCorp(Æ)	4,075	426
Parker-Hannifin Corp.	2,970	493	Imperva, Inc. (Æ)	1,788	81
Quanta Services, Inc. (Æ)	21,569	728	Infinera Corp. (Æ)	11,400	134
Raytheon Co.	11,938	2,050	Intel Corp.	56,414	2,002
Republic Services, Inc. Class A	1,335	86	InterDigital, Inc.	1,170	85
Rockwell Automation, Inc.	2,950	487	International Business Machines Corp.	653	94
Snap-on, Inc.	10,052	1,550	Intuit, Inc.	7,510	1,030
Spirit AeroSystems Holdings, Inc. Class A	7,284	440	Jabil Circuit, Inc.	24,973	762
Spirit Airlines, Inc. (Æ)	4,465	173	Juniper Networks, Inc.	21,521	602
Stanley Black & Decker, Inc.	2,924	411	Lam Research Corp.	4,767	760
Terex Corp.	1,217	48	Marvell Technology Group, Ltd.	132,126	2,055
Textron, Inc.	13,890	682	Micron Technology, Inc. (Æ)	12,546	353
Trimble Navigation, Ltd. (Æ)	49,800	1,863	Microsoft Corp.(Û)	35,361	2,570
Triumph Group, Inc.	8,100	207	MicroStrategy, Inc. Class A(Æ)	2,135	287
Union Pacific Corp.	10,277	1,059	MKS Instruments, Inc.	3,509	294
United Continental Holdings, Inc. (Æ)	7,954	538	NetApp, Inc.	19,754	858
United Parcel Service, Inc. Class B	899	99	NVIDIA Corp.	691	112
United Rentals, Inc. (Æ)	2,065	246	ON Semiconductor Corp. (Æ)	15,512	232
United Technologies Corp.	1,094	130	Oracle Corp.	66,931	3,342
Waste Management, Inc.	397	30	Palo Alto Networks, Inc. (Æ)	243	32
WESCO International, Inc. (Æ)	6,700	343	QUALCOMM, Inc.	1,111	59
Xylem, Inc.	28,321	1,607	Salesforce. com, Inc. (Æ)	2,452	223
Zebra Technologies Corp. Class A(Æ)	2,400	244	Sanmina Corp. (Æ)	8,773	315
		31,016	Seagate Technology PLC	7,430	245
			Splunk, Inc. (Æ)	3,900	234
Technology - 21.4%			Symantec Corp.	1,895	59
Adobe Systems, Inc. (Æ)	611	90	Synaptics, Inc. (Æ)	6,100	321
Advanced Micro Devices, Inc. (Æ)	2,668	36	Synopsys, Inc. (Æ)	8,695	666
Alibaba Group Holding, Ltd. - ADR(Æ)	9,670	1,498	Tableau Software, Inc. Class A(Æ)	8,534	550
Alphabet, Inc. Class A(Æ)	939	888	TE Connectivity, Ltd.	8,977	722
Alphabet, Inc. Class C(Æ)	2,200	2,047	Tech Data Corp. (Æ)	4,560	467
Amdocs, Ltd.	662	44	Teradyne, Inc.	17,111	592
Amkor Technology, Inc. (Æ)	19,524	202	Texas Instruments, Inc.	586	48
Apple, Inc.	45,861	6,819	Twitter, Inc. (Æ)	17,800	286
Applied Materials, Inc.(Û)	24,182	1,072	VeriSign, Inc. (Æ)(Û)	8,414	851
ARRIS International PLC(Æ)	11,500	322	Viavi Solutions, Inc. Class W(Æ)	47,600	522
ASML Holding NV Class G	12,171	1,830	Vishay Intertechnology, Inc.	27,791	496
Aspen Technology, Inc. (Æ)	9,981	568	Western Digital Corp.	7,927	675
Broadcom, Ltd.	7,592	1,872	Zynga, Inc. Class A(Æ)	149,607	540
Cadence Design Systems, Inc. (Æ)	11,247	415			61,049
Cavium, Inc. (Æ)	26,345	1,632
Cirrus Logic, Inc. (Æ)	4,100	252	Utilities - 2.1%
Cisco Systems, Inc.	7,416	233	AES Corp.	56,155	628
Citrix Systems, Inc. (Æ)	11,235	887	Ameren Corp.	711	40
Cognizant Technology Solutions Corp. Class			American Electric Power Co. , Inc.	3,248	229
A	16,430	1,138	American Water Works Co. , Inc.	445	36
CommScope Holding Co. , Inc. (Æ)	48,222	1,774	AT&T, Inc.	10,521	411
CommVault Systems, Inc. (Æ)	4,300	256	CenturyLink, Inc. (Ñ)	4,295	100

See accompanying notes which are an integral part of this quarterly report.

U.S. Dynamic Equity Fund 19

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
CMS Energy Corp.	646	30	Financial Services - (1.3)%
Consolidated Edison, Inc.	2,110	175	Bank of the Ozarks, Inc.	(5,760)	(249)
Dominion Energy, Inc.	988	76	CIT Group, Inc.	(4,727)	(225)
DTE Energy Co.	736	79	First Financial Bankshares, Inc.	(7,931)	(343)
Duke Energy Corp.	954	81	GGP, Inc. (Æ)(ö)	(3,673)	(83)
Edison International	944	74	Home BancShares, Inc.	(11,723)	(291)
Forontier Communications Corp. (Ñ)	737	11	Interactive Brokers Group, Inc. Class A	(8,982)	(360)
Hawaiian Electric Industries, Inc.	1,803	59	Iron Mountain, Inc. (ö)	(6,470)	(236)
NextEra Energy, Inc.	1,414	207	Mercury General Corp.	(2,185)	(131)
NiSource, Inc.	16,500	430	New York Community Bancorp, Inc.	(28,019)	(368)
PG&E Corp.	1,085	73	Realty Income Corp. (ö)	(6,476)	(370)
Public Service Enterprise Group, Inc.	1,045	47	Regency Centers Corp. (ö)	(4,644)	(308)
Southern Co. (The)	2,212	106	Spirit Realty Capital, Inc. (ö)	(15,328)	(122)
Southwest Gas Holdings, Inc.	3,769	302
Telephone & Data Systems, Inc.	7,851	223	TFS Financial Corp.	(22,790)	(364)
T-Mobile US, Inc. (Æ)	29,134	1,797	United Bankshares, Inc.	(7,503)	(259)
Verizon Communications, Inc.	14,741	713	WEX, Inc. (Æ)	(1,422)	(155)
WEC Energy Group, Inc.	708	45			(3,864)
Xcel Energy, Inc.	1,126	53	Health Care - (0.5)%
		6,025	Acadia Healthcare Co. , Inc. (Æ)	(2,674)	(142)
			Athenahealth, Inc. (Æ)	(985)	(136)
Total Common Stocks			DexCom, Inc. (Æ)	(2,777)	(185)
(cost $230,218)		280,879	Envision Healthcare Corp. (Æ)	(2,363)	(133)
			Insulet Corp. (Æ)	(3,680)	(185)
Short-Term Investments - 4.9%			Medicines Co. (The)(Æ)	(3,391)	(130)
U. S. Cash Management Fund	14,010,843 (8)	14,012	Nektar Therapeutics(Æ)	(6,968)	(152)
Total Short-Term Investments			Penumbra, Inc. (Æ)	(1,209)	(99)
(cost $14,012)		14,012	Regeneron Pharmaceuticals, Inc. (Æ)	(310)	(152)
					(1,314)
Other Securities - 0.9%			Producer Durables - (0.3)%
U. S. Cash Collateral Fund(×)	2,577,815 (8)	2,578	IHS Markit, Ltd. (Æ)	(7,930)	(370)
Total Other Securities			Ritchie Bros Auctioneers, Inc.	(4,225)	(119)
(cost $2,578)		2,578	Square, Inc. Class A(Æ)	(8,914)	(235)
			Wabtec Corp.	(996)	(75)
Total Investments 104.5%					(799)
(identified cost $246,808)		297,469	Technology - (0.8)%
			Advanced Micro Devices, Inc. (Æ)	(18,727)	(255)
Securities Sold Short - (3.7)%			Black Knight Financial Services, Inc. Class
Consumer Discretionary - (0.5)%			A(Æ)	(3,270)	(139)
AMC Entertainment Holdings, Inc. Class A	(4,759)	(97)	BlackBerry, Ltd. (Æ)	(11,518)	(108)
Autoliv, Inc.	(1,392)	(151)	FireEye, Inc. (Æ)	(7,517)	(110)
			MACOM Technology Solutions Holdings,
CarMax, Inc. (Æ)	(2,195)	(145)	Inc. (Æ)	(3,690)	(223)
Coty, Inc. Class A	(11,737)	(240)	Nutanix, Inc. Class A(Æ)	(7,112)	(151)
Fitbit, Inc. Class A(Æ)	(19,922)	(103)	Palo Alto Networks, Inc. (Æ)	(1,664)	(219)
Tesla, Inc. (Æ)	(627)	(203)	Pure Storage, Inc. Class A(Æ)	(10,461)	(126)
Under Armour, Inc. Class A(Æ)	(10,513)	(210)	Twilio, Inc. Class A(Æ)	(7,285)	(213)
Zillow Group, Inc. Class A(Æ)	(3,817)	(173)	Twitter, Inc. (Æ)	(8,781)	(141)
		(1,322)	Ubiquiti Networks, Inc. (Æ)	(2,557)	(139)
Consumer Staples - (0.1)%			Universal Display Corp.	(1,850)	(223)
B&G Foods, Inc. Class A	(3,271)	(119)	ViaSat, Inc. (Æ)	(2,879)	(190)
Hain Celestial Group, Inc. (The)(Æ)	(3,256)	(146)
					(2,237)
Snyders-Lance, Inc.	(4,676)	(163)	Utilities – (0.0)%
		(428)	Globalstar, Inc. (Æ)	(53,875)	(100)
Energy - (0.2)%
Frank's International NV	(21,657)	(175)
SunPower Corp. Class A(Æ)	(15,585)	(174)	Total Securities Sold Short
Weatherford International PLC(Æ)	(26,096)	(116)	(proceeds $10,509)		(10,529)
		(465)

See accompanying notes which are an integral part of this quarterly report.

20 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($) or	Value
Shares	$
Other Assets and Liabilities, Net
- (0.8%)	(2,287)
Net Assets - 100.0%	284,653

See accompanying notes which are an integral part of this quarterly report.

U.S. Dynamic Equity Fund 21

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	48	USD	5,923	09/17	(10)
S&P Energy Select Sector Index Futures	9	USD	599	09/17	4
S&P Materials Select Sector Index Futures	18	USD	1,040	09/17	(17)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(23)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$43,929	$—	$—	$—	$43,929
Consumer Staples	9,240	—	—	—	9,240
Energy	16,678	—	—	—	16,678
Financial Services	68,073	—	—	—	68,073
Health Care	35,435	—	—	—	35,435
Materials and Processing	9,434	—	—	—	9,434
Producer Durables	31,016	—	—	—	31,016
Technology	61,049	—	—	—	61,049
Utilities	6,025	—	—	—	6,025
Short-Term Investments	—	—	—	14,012	14,012
Other Securities	—	—	—	2,578	2,578
Total Investments	280,879	—	—	16,590	297,469
Securities Sold Short**	(10,529)	—	—	—	(10,529)

Other Financial Instruments
Assets
Futures Contracts	4	—	—	—	4

Liabilities
Futures Contracts	(27)	—	—	—	(27)
Total Other Financial Instruments*	$(23)	$—	$—	$—	$(23)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

22 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.6%			Priceline Group, Inc. (The)(Æ)	1,390	2,820
Consumer Discretionary - 12.6%			PulteGroup, Inc.	43,338	1,058
Aaron's, Inc. Class A	19,974	924	PVH Corp.	55,207	6,586
Advance Auto Parts, Inc.	29,329	3,285	Regal Entertainment Group Class A	134,025	2,549
Amazon. com, Inc. (Æ)	46,887	46,314	Scientific Games Corp. Class A(Æ)	19,100	708
AMC Networks, Inc. Class A(Æ)	24,656	1,577	Sotheby's Class A(Æ)	14,891	843
AutoZone, Inc. (Æ)	8,820	4,761	Starbucks Corp.	412,636	22,274
Bed Bath & Beyond, Inc.	134,005	4,007	Target Corp.	215,702	12,224
Big Lots, Inc.	30,221	1,501	Taylor Morrison Home Corp. Class A(Æ)	29,876	676
Brunswick Corp.	26,415	1,495	Tenneco, Inc.	53,850	2,978
Cable One, Inc.	1,783	1,355	Time Warner, Inc.	19,724	2,020
CalAtlantic Group, Inc.	43,469	1,526	Time, Inc.	39,941	561
Carnival Corp.	78,260	5,226	TJX Cos. , Inc.	127,424	8,959
Charter Communications, Inc. Class A(Æ)	4,109	1,610	Toll Brothers, Inc.	27,172	1,049
Chipotle Mexican Grill, Inc. Class A(Æ)	16,131	5,545	Toyota Motor Corp. - ADR	17,750	2,003
Choice Hotels International, Inc.	1,381	89	Vail Resorts, Inc.	26,556	5,597
Churchill Downs, Inc.	4,003	749	Visteon Corp. (Æ)	43,728	4,877
Coach, Inc.	136,289	6,425	Wal-Mart Stores, Inc.	480,427	38,429
Comcast Corp. Class A	38,942	1,575	Walt Disney Co. (The)	191,211	21,020
Cooper Tire & Rubber Co.	12,601	461	Whirlpool Corp.	35,600	6,333
Cooper-Standard Holdings, Inc. (Æ)	14,903	1,524	Yum China Holdings, Inc. (Æ)	8,934	320
Costco Wholesale Corp.	55,710	8,831			382,034
Dana Holding Corp.	82,335	1,953
Darden Restaurants, Inc.	33,350	2,797	Consumer Staples - 5.0%
Dick's Sporting Goods, Inc.	2,733	102	Altria Group, Inc.	252,389	16,398
Domino's Pizza, Inc.	16,690	3,113	Archer-Daniels-Midland Co.	71,655	3,022
DR Horton, Inc.	268,274	9,575	Brown-Forman Corp. Class B - ADR	31,357	1,549
eBay, Inc. (Æ)	64,270	2,296	Bunge, Ltd.	5,692	446
Estee Lauder Cos. , Inc. (The) Class A	151,017	14,949	Campbell Soup Co.	17,959	949
Fiat Chrysler Automobiles NV(Æ)	130,622	1,579	Clorox Co. (The)	14,719	1,965
Foot Locker, Inc.	12,402	585	Coca-Cola Co. (The)	94,697	4,341
Ford Motor Co.	39,150	439	Coca-Cola European Partners PLC	10,284	445
General Motors Co. (Û)	365,241	13,141	Colgate-Palmolive Co.	85,844	6,198
Genuine Parts Co.	30,350	2,578	ConAgra Foods, Inc.	27,926	956
Goodyear Tire & Rubber Co. (The)	75,557	2,381	Cosan, Ltd. Class A	82,983	607
Graham Holdings Co. Class B	1,355	803	CVS Health Corp.	55,130	4,407
Grand Canyon Education, Inc. (Æ)	7,877	579	Dean Foods Co.	64,221	963
Hanesbrands, Inc.	111,228	2,549	Dr Pepper Snapple Group, Inc.	82,794	7,548
Hasbro, Inc.	4,398	466	Ingredion, Inc.	19,694	2,429
Home Depot, Inc. (The)	152,739	22,850	JM Smucker Co. (The)	30,600	3,730
John Wiley & Sons, Inc. Class A	15,723	869	Kimberly-Clark Corp.	51,510	6,344
Kohl's Corp.	25,005	1,034	Kraft Heinz Co. (The)	60,591	5,299
Lear Corp.	19,413	2,877	Molson Coors Brewing Co. Class B	52,749	4,694
Lennar Corp. Class A	8,341	437	Mondelez International, Inc. Class A	34,926	1,537
Lowe's Cos. , Inc.	28,757	2,226	Monster Beverage Corp. (Æ)	328,879	17,348
Macy's, Inc.	33,964	807	Nu Skin Enterprises, Inc. Class A	25,172	1,595
Madison Square Garden Co. (The) Class A(Æ)	17,247	3,789	PepsiCo, Inc.	183,612	21,411
Magna International, Inc. Class A	93,487	4,458	Philip Morris International, Inc.	208,168	24,295
Marriott International, Inc. Class A	10,970	1,143	Procter & Gamble Co. (The)	38,453	3,492
McDonald's Corp.	31,652	4,910	Sanderson Farms, Inc.	7,346	961
Michael Kors Holdings, Ltd. (Æ)	40,993	1,494	Sysco Corp.	2,405	127
Netflix, Inc. (Æ)	28,338	5,148	Tyson Foods, Inc. Class A	97,300	6,165
News Corp. Class A	66,086	946	Walgreens Boots Alliance, Inc.	5,284	426
Nike, Inc. Class B	146,718	8,664			149,647
Nordstrom, Inc.	27,018	1,312
Norwegian Cruise Line Holdings, Ltd. (Æ)	32,805	1,807	Energy - 6.7%
Nutrisystem, Inc.	7,700	429	Anadarko Petroleum Corp.	117,060	5,346
NVR, Inc. (Æ)	2,963	7,735	Andeavor(Æ)	22,041	2,194
Office Depot, Inc.	221,535	1,300	Apache Corp.	12,011	594
Omnicom Group, Inc.	66,675	5,250	Baker Hughes, a GE Co.	11,477	423

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 23

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
BP PLC - ADR	752,995	26,460	East West Bancorp, Inc.	2,439	139
Canadian Natural Resources, Ltd.	272,977	8,353	Equity Commonwealth(Æ)(ö)	24,220	765
Chevron Corp.	204,114	22,287	Equity LifeStyle Properties, Inc. Class A(ö)	4,395	384
ConocoPhillips	353,537	16,040	Equity Residential(ö)	111,115	7,562
Devon Energy Corp.	489,532	16,306	Evercore Partners, Inc. Class A	14,316	1,126
Enbridge, Inc.	28,526	1,183	Everest Re Group, Ltd.	3,588	941
EOG Resources, Inc.	17,877	1,701	Fairfax Financial Holdings, Ltd.	289	138
Exxon Mobil Corp.	441,438	35,333	First American Financial Corp.	6,277	304
First Solar, Inc. (Æ)	5,871	290	First Citizens BancShares, Inc. Class A	515	190
Halliburton Co.	15,420	655	First Data Corp. Class A(Æ)	145,713	2,719
Helmerich & Payne, Inc.	102,087	5,168	Forest City Realty Trust, Inc. Class A(ö)	35,155	857
Hess Corp.	6,029	269	Gaming and Leisure Properties, Inc. (ö)	60,652	2,301
Kinder Morgan, Inc.	30,011	613	Goldman Sachs Group, Inc. (The)	50,115	11,292
Marathon Petroleum Corp.	73,074	4,092	Green Dot Corp. Class A(Æ)	6,400	258
National Oilwell Varco, Inc.	11,584	379	Hanover Insurance Group, Inc. (The)	3,789	359
Noble Energy, Inc.	25,679	742	Hartford Financial Services Group, Inc.	52,766	2,902
Occidental Petroleum Corp.	207,337	12,840	HCP, Inc. (ö)	336,847	10,661
Oceaneering International, Inc.	81,066	2,079	Hospitality Properties Trust(ö)	44,028	1,279
PBF Energy, Inc. Class A	212,754	4,844	Host Hotels & Resorts, Inc. (ö)	81,858	1,527
Phillips 66	209,802	17,571	Intercontinental Exchange, Inc.	190,906	12,735
Schlumberger, Ltd.	112,742	7,734	Jones Lang LaSalle, Inc.	7,649	973
Southwestern Energy Co. (Æ)	135,130	770	JPMorgan Chase & Co. (Û)	506,232	46,472
TechnipFMC PLC(Æ)	2,273	65	KeyCorp	787,579	14,208
Valero Energy Corp.	81,366	5,612	KKR & Co. , LP	428,504	8,304
World Fuel Services Corp.	30,996	1,002	LaSalle Hotel Properties(ö)	41,122	1,215
		200,945	Lazard, Ltd. Class A	21,306	995
			Liberty Property Trust(ö)	4,375	184
Financial Services - 20.2%			Lincoln National Corp.	48,544	3,547
Affiliated Managers Group, Inc.	70,092	13,025	Loews Corp.	261,400	12,725
Aflac, Inc.	5,354	427	LPL Financial Holdings, Inc.	13,539	620
AGNC Investment Corp.	33,625	712	M&T Bank Corp.	42,500	6,934
Allstate Corp. (The)	150,545	13,700	Mack-Cali Realty Corp. (ö)	59,699	1,566
American Express Co.	233,000	19,859	Markel Corp. (Æ)	358	384
American Financial Group, Inc.	1,794	182	MasterCard, Inc. Class A	300,014	38,342
American International Group, Inc.	57,685	3,775	MetLife, Inc.	56,180	3,090
Ameriprise Financial, Inc.	2,132	309	Mid-America Apartment Communities, Inc.
Annaly Capital Management, Inc. (ö)	61,996	746	(ö)	2,105	218
Arch Capital Group, Ltd. (Æ)	25,566	2,487	Morgan Stanley(Û)	359,746	16,872
Aspen Insurance Holdings, Ltd.	14,844	724	Navient Corp.	52,279	771
Assured Guaranty, Ltd.	54,606	2,458	New York Community Bancorp, Inc.	15,448	203
Axis Capital Holdings, Ltd.	42,381	2,737	Northern Trust Corp.	38,885	3,403
Bank of America Corp. (Û)	2,206,059	53,210	OneMain Holdings, Inc. (Æ)	58,098	1,554
Bank of New York Mellon Corp. (The)	15,295	811	Piedmont Office Realty Trust, Inc. Class A(ö)	35,827	753
BB&T Corp.	31,926	1,511	PNC Financial Services Group, Inc. (The)	146,537	18,874
Berkshire Hathaway, Inc. Class B(Æ)	108,547	18,992	Popular, Inc.	123,841	5,219
BlackRock, Inc. Class A	2,136	911	Principal Financial Group, Inc.	7,089	473
Blackstone Group, LP (The)	201,482	6,740	ProAssurance Corp.	4,210	260
BNP Paribas - ADR	105,721	4,107	Progressive Corp. (The)	479,269	22,588
Camden Property Trust(ö)	15,800	1,417	Prologis, Inc. (ö)	7,812	475
CBRE Group, Inc. Class A(Æ)	49,013	1,862	Prudential Financial, Inc. (Û)	59,067	6,688
Charles Schwab Corp. (The)	22,849	980	Radian Group, Inc.	111,596	1,944
Chubb, Ltd.	6,077	890	Realogy Holdings Corp.	14,246	473
Citigroup, Inc.	385,523	26,389	Realty Income Corp. (ö)	35,200	2,008
Citizens Financial Group, Inc. (Û)	98,872	3,468	Regions Financial Corp.	75,614	1,104
CNO Financial Group, Inc.	89,149	2,040	Reinsurance Group of America, Inc. Class A	61,262	8,589
Comerica, Inc.	23,100	1,670	Ryman Hospitality Properties, Inc. (ö)	19,124	1,197
Commerce Bancshares, Inc.	56,980	3,307	Santander Consumer USA Holdings, Inc. (Æ)	259,612	3,326
Crown Castle International Corp. (ö)	20,695	2,081	SBA Communications Corp. (Æ)(ö)	94,771	13,036
Discover Financial Services	44,790	2,729	Senior Housing Properties Trust(ö)	24,814	483
Dun & Bradstreet Corp. (The)	20,419	2,262	Simon Property Group, Inc. (ö)	19,307	3,060

See accompanying notes which are an integral part of this quarterly report.

24 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Starwood Property Trust, Inc. (ö)	29,345	647	Medtronic PLC	329,858	27,698
State Street Corp.	244,500	22,795	Merck & Co. , Inc.	578,167	36,933
SunTrust Banks, Inc.	91,196	5,225	Mylan NV(Æ)	65,891	2,569
Synchrony Financial	94,402	2,862	Pfizer, Inc.	888,705	29,469
Torchmark Corp.	4,582	362	Quest Diagnostics, Inc.	26,660	2,888
Travelers Cos. , Inc. (The)	68,528	8,778	Sanofi - ADR	204,900	9,704
Two Harbors Investment Corp. (ö)	209,478	2,072	Stryker Corp.	55,585	8,177
US Bancorp	173,123	9,137	Thermo Fisher Scientific, Inc.	47,354	8,312
Visa, Inc. Class A	13,390	1,333	United Therapeutics Corp. (Æ)	10,387	1,334
Voya Financial, Inc.	175,198	6,875	UnitedHealth Group, Inc.	234,898	45,056
Washington Prime Group, Inc. (ö)	71,404	644	Varian Medical Systems, Inc. (Æ)	10,040	975
Wells Fargo & Co.	427,310	23,049	VCA, Inc. (Æ)	929	86
Western Alliance Bancorp(Æ)	2,694	136	Vertex Pharmaceuticals, Inc. (Æ)	16,068	2,439
Weyerhaeuser Co. (ö)	17,894	591	WellCare Health Plans, Inc. (Æ)	7,160	1,267
White Mountains Insurance Group, Ltd.	274	237	Zimmer Biomet Holdings, Inc.	3,284	398
WR Berkley Corp.	6,855	473	Zoetis, Inc. Class A	362,042	22,635
XL Group, Ltd.	408,580	18,141			370,422
		611,444
			Materials and Processing - 3.1%
Health Care - 12.2%			Air Products & Chemicals, Inc.	3,504	498
Abbott Laboratories	33,163	1,631	Albemarle Corp.	6,339	734
AbbVie, Inc.	32,194	2,251	Cabot Corp.	32,504	1,766
Aerie Pharmaceuticals, Inc. (Æ)	80,892	4,392	Celanese Corp. Class A	81,200	7,809
Aetna, Inc.	6,663	1,028	Chemours Co. (The)	24,012	1,143
Agilent Technologies, Inc.	53,702	3,211	Crown Holdings, Inc. (Æ)	66,832	3,974
Allergan PLC(Æ)	999	252	Domtar Corp.	7,363	288
Allscripts Healthcare Solutions, Inc. (Æ)	75,979	935	Dow Chemical Co. (The)	214,174	13,759
Alnylam Pharmaceuticals, Inc. (Æ)	51,245	4,240	Eastman Chemical Co.	54,236	4,510
AmerisourceBergen Corp. Class A	3,065	288	Ecolab, Inc.	23,961	3,155
Amgen, Inc.	4,329	755	EI du Pont de Nemours & Co.	188,980	15,536
Anthem, Inc.	45,435	8,460	International Flavors & Fragrances, Inc.	32,642	4,347
AstraZeneca PLC - ADR	165,371	4,991	Louisiana-Pacific Corp. (Æ)	118,932	2,986
Baxter International, Inc.	205,288	12,416	LyondellBasell Industries NV Class A	55,862	5,033
Becton Dickinson and Co.	4,575	921	Masco Corp.	67,314	2,567
Biogen, Inc. (Æ)(Û)	50,357	14,583	NewMarket Corp.	5,305	2,441
Bristol-Myers Squibb Co.	23,442	1,334	Newmont Mining Corp.	8,687	323
Bruker Corp.	27,531	790	Owens Corning(Û)	35,376	2,372
Cardinal Health, Inc.	33,872	2,617	Owens-Illinois, Inc. (Æ)	25,064	599
Catalent, Inc. (Æ)	20,267	703	PPG Industries, Inc.	95,739	10,076
Celgene Corp. (Æ)	19,104	2,587	Praxair, Inc.	5,732	746
Centene Corp. (Æ)	18,724	1,487	Reliance Steel & Aluminum Co.	33,243	2,405
Cerner Corp. (Æ)	146,009	9,399	Sensient Technologies Corp.	3,738	278
Cigna Corp.	6,091	1,057	Sherwin-Williams Co. (The)	2,387	805
CR Bard, Inc.	1,967	631	Silgan Holdings, Inc.	21,120	640
DaVita HealthCare Partners, Inc. (Æ)	8,923	578	Timken Co. (The)	24,986	1,137
Eli Lilly & Co.	36,675	3,032	Trinseo SA	21,829	1,535
Endo International PLC(Æ)	72,897	803	Westlake Chemical Corp.	1,941	137
Exelixis, Inc. (Æ)	36,674	994	WestRock Co.	46,085	2,646
Express Scripts Holding Co. (Æ)	31,443	1,970			94,245
Gilead Sciences, Inc. (Û)	89,852	6,837
Globus Medical, Inc. Class A(Æ)	27,325	840	Producer Durables - 12.0%
HCA Healthcare, Inc. (Æ)	2,946	237	Accenture PLC Class A	214,608	27,646
Horizon Pharma PLC(Æ)	182,097	2,181	Adient PLC	101,405	6,639
Humana, Inc.	48,040	11,107	Advanced Energy Industries, Inc. (Æ)	21,441	1,556
Jazz Pharmaceuticals PLC(Æ)	10,918	1,677	AECOM(Æ)	244,716	7,806
Johnson & Johnson	365,293	48,482	AerCap Holdings NV(Æ)	153,547	7,539
Laboratory Corp. of America Holdings(Æ)	20,471	3,253	AGCO Corp.	50,111	3,615
LivaNova PLC(Æ)	12,257	747	American Airlines Group, Inc.	121,197	6,113
Mallinckrodt PLC(Æ)	73,428	3,363	Avery Dennison Corp.	1,487	138
McKesson Corp.	21,138	3,422	Boeing Co. (The)	33,817	8,199

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 25

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
CH Robinson Worldwide, Inc.	1,546	101	Anixter International, Inc. (Æ)	10,206	804
Chicago Bridge & Iron Co.	75,305	1,411	Apple, Inc. (Û)	351,870	52,334
Cummins, Inc.	15,666	2,630	Applied Materials, Inc. (Û)	92,860	4,115
Danaher Corp.	267,517	21,800	Arrow Electronics, Inc. (Æ)	55,072	4,477
Delphi Automotive PLC	930	84	ASML Holding NV Class G	42,912	6,451
Delta Air Lines, Inc. (Û)	182,839	9,025	Aspen Technology, Inc. (Æ)	78,505	4,465
Eaton Corp. PLC	41,100	3,216	Avnet, Inc.	100,210	3,846
EMCOR Group, Inc.	13,605	918	Benchmark Electronics, Inc. (Æ)	50,554	1,701
Euronav NV	78,270	630	Broadcom, Ltd.	26,766	6,602
FedEx Corp.	33,396	6,947	CA, Inc.	9,069	282
Flir Systems, Inc.	11,941	446	Cadence Design Systems, Inc. (Æ)	213,310	7,871
Fluor Corp.	95,030	4,127	Cavium, Inc. (Æ)	93,011	5,761
Fortive Corp.	191,600	12,404	Cirrus Logic, Inc. (Æ)	15,820	972
General Electric Co.	64,108	1,642	Cisco Systems, Inc.	722,071	22,709
Hawaiian Holdings, Inc. (Æ)	26,999	1,118	Citrix Systems, Inc. (Æ)	16,271	1,285
Honeywell International, Inc.	35,700	4,860	CommScope Holding Co. , Inc. (Æ)	170,194	6,260
Jacobs Engineering Group, Inc.	21,100	1,112	CommVault Systems, Inc. (Æ)	16,940	1,009
JB Hunt Transport Services, Inc.	36,100	3,275	Cornerstone OnDemand, Inc. (Æ)	24,120	972
JetBlue Airways Corp. (Æ)	45,931	1,007	Corning, Inc. (Û)	105,296	3,068
Johnson Controls International PLC	461,869	17,990	Cree, Inc. (Æ)	15,910	412
Kennametal, Inc.	13,508	498	DXC Technology Co.	83,381	6,535
Lamb Weston Holdings, Inc.	24,500	1,078	Electronic Arts, Inc. (Æ)	52,958	6,182
Landstar System, Inc.	61,470	5,111	Entegris, Inc. (Æ)	36,292	947
Lockheed Martin Corp.	33,020	9,646	F5 Networks, Inc. (Æ)	31,150	3,761
ManpowerGroup, Inc.	58,061	6,221	Facebook, Inc. Class A(Æ)	236,397	40,010
McGraw Hill Financial, Inc.	6,192	951	FireEye, Inc. (Æ)	19,600	287
National Instruments Corp.	21,783	896	Flextronics International, Ltd. (Æ)	14,811	237
Norfolk Southern Corp.	100,000	11,258	Gartner, Inc. (Æ)	45,700	5,864
Northrop Grumman Corp.	1,682	443	Hewlett Packard Enterprise Co.	151,212	2,648
Parker-Hannifin Corp.	586	97	HP, Inc.	164,925	3,150
Quanta Services, Inc. (Æ)	83,101	2,803	IAC/InterActiveCorp(Æ)	15,641	1,637
Raytheon Co.	117,081	20,111	Imperva, Inc. (Æ)	12,056	543
Republic Services, Inc. Class A	2,561	165	Infinera Corp. (Æ)	73,814	866
Rockwell Automation, Inc.	41,146	6,790	Intel Corp.	686,895	24,364
Snap-on, Inc.	35,776	5,517	International Business Machines Corp.	115,437	16,700
Southwest Airlines Co.	215,000	11,935	Intuit, Inc.	145,166	19,918
Spirit AeroSystems Holdings, Inc. Class A	33,719	2,038	IPG Photonics Corp. (Æ)	19,661	3,001
Spirit Airlines, Inc. (Æ)	21,873	850	Jabil Circuit, Inc.	57,407	1,751
Stanley Black & Decker, Inc.	106,200	14,941	Juniper Networks, Inc.	103,400	2,890
Textron, Inc.	40,300	1,980	Lam Research Corp. (Û)	18,307	2,919
Toro Co. (The)	50,936	3,621	Marvell Technology Group, Ltd.	353,839	5,506
TransDigm Group, Inc.	46,203	13,036	Micron Technology, Inc. (Æ)	195,408	5,495
Trimble Navigation, Ltd. (Æ)	175,572	6,572	Microsoft Corp. (Û)	977,193	71,042
Union Pacific Corp.	333,867	34,375	MicroStrategy, Inc. Class A(Æ)	8,046	1,082
United Continental Holdings, Inc. (Æ)(Û)	30,578	2,070	MKS Instruments, Inc.	9,295	778
United Rentals, Inc. (Æ)	7,939	944	NetApp, Inc.	61,231	2,659
United Technologies Corp.	135,200	16,031	NVIDIA Corp.	8,604	1,398
Verisk Analytics, Inc. Class A(Æ)	151,732	13,240	ON Semiconductor Corp. (Æ)	85,300	1,275
Waste Management, Inc.	4,823	362	Oracle Corp.	396,748	19,810
Waters Corp. (Æ)	2,441	423	Plantronics, Inc.	12,537	566
Xylem, Inc.	103,713	5,884	QUALCOMM, Inc.	244,554	13,008
		363,881	Red Hat, Inc. (Æ)	200,284	19,802
			Sanmina Corp. (Æ)	33,725	1,209
Technology - 19.7%			Synaptics, Inc. (Æ)	52,600	2,767
Adobe Systems, Inc. (Æ)	155,458	22,773	Synopsys, Inc. (Æ)	122,389	9,371
Alibaba Group Holding, Ltd. - ADR(Æ)	34,087	5,282	Tableau Software, Inc. Class A(Æ)	15,600	1,005
Alphabet, Inc. Class A(Æ)	33,226	31,415	TE Connectivity, Ltd.	34,261	2,754
Alphabet, Inc. Class C(Æ)	66,804	62,161	Teradyne, Inc.	80,602	2,788
Amkor Technology, Inc. (Æ)	60,861	631	Texas Instruments, Inc.	209,731	17,068
Analog Devices, Inc.	7,433	587	Twitter, Inc. (Æ)	29,200	470

See accompanying notes which are an integral part of this quarterly report.

26 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Verint Systems, Inc. (Æ)	24,956	990	Coty, Inc. Class A	(45,104)	(924)
VeriSign, Inc. (Æ)	34,139	3,454	Fitbit, Inc. Class A(Æ)	(79,664)	(411)
Viavi Solutions, Inc. Class W(Æ)	162,212	1,779	Pandora Media, Inc. (Æ)	(25,923)	(232)
Vishay Intertechnology, Inc.	106,705	1,905	Tesla, Inc. (Æ)	(2,409)	(779)
Western Digital Corp.	10,655	907	Under Armour, Inc. Class A(Æ)	(41,540)	(832)
Xilinx, Inc.	49,803	3,151	Zillow Group, Inc. Class A(Æ)	(16,142)	(733)
Zynga, Inc. Class A(Æ)	313,469	1,132			(5,855)
		595,626	Consumer Staples - (0.0)%
			B&G Foods, Inc. Class A	(12,552)	(455)
Utilities - 4.1%			Snyders-Lance, Inc.	(16,630)	(579)
AES Corp.	215,890	2,414
Ameren Corp.	3,575	201			(1,034)
American Electric Power Co. , Inc.	89,327	6,301	Energy - (0.1)%
American Water Works Co. , Inc.	57,839	4,691	Frank's International NV	(83,260)	(674)
AT&T, Inc.	865,000	33,735	SunPower Corp. Class A(Æ)	(54,646)	(609)
Calpine Corp. (Æ)	209,863	3,018	Weatherford International PLC(Æ)	(132,173)	(590)
CenterPoint Energy, Inc.	3,917	110			(1,873)
CMS Energy Corp.	4,437	205	Financial Services - (0.5)%
Consolidated Edison, Inc.	13,352	1,106	Bank of the Ozarks, Inc.	(22,147)	(956)
Dominion Energy, Inc.	3,009	232	CIT Group, Inc.	(18,139)	(864)
Duke Energy Corp.	105,000	8,938	First Financial Bankshares, Inc.	(29,287)	(1,267)
Edison International	11,160	878	Home BancShares, Inc.	(48,462)	(1,202)
Entergy Corp.	229,533	17,610	Interactive Brokers Group, Inc. Class A	(30,590)	(1,225)
Eversource Energy	63,900	3,884	Iron Mountain, Inc. (ö)	(24,877)	(906)
Great Plains Energy, Inc.	26,725	825	Mercury General Corp.	(8,398)	(503)
MDU Resources Group, Inc.	25,509	672	New York Community Bancorp, Inc.	(107,671)	(1,414)
NextEra Energy, Inc.	63,353	9,255	Realty Income Corp. (ö)	(23,698)	(1,352)
NiSource, Inc.	138,672	3,614	Regency Centers Corp. (ö)	(17,861)	(1,183)
ONE Gas, Inc.	5,151	375	Spirit Realty Capital, Inc. (ö)	(69,174)	(548)
PG&E Corp.	63,198	4,278	TFS Financial Corp.	(79,567)	(1,271)
Pinnacle West Capital Corp.	31,938	2,770	United Bankshares, Inc.	(26,515)	(915)
PPL Corp.	1,810	69	WEX, Inc. (Æ)	(5,456)	(593)
Southern Co. (The)	10,091	484
Southwest Gas Holdings, Inc.	21,448	1,718			(14,199)
Telephone & Data Systems, Inc.	30,184	858	Health Care - (0.2)%
T-Mobile US, Inc. (Æ)	74,194	4,575	Acadia Healthcare Co. , Inc. (Æ)	(11,707)	(620)
US Cellular Corp. (Æ)	4,732	179	Athenahealth, Inc. (Æ)	(4,599)	(636)
Verizon Communications, Inc.	230,940	11,177	DexCom, Inc. (Æ)	(10,674)	(711)
Westar Energy, Inc. Class A	3,230	164	Envision Healthcare Corp. (Æ)	(9,068)	(512)
Xcel Energy, Inc.	2,093	99	Insulet Corp. (Æ)	(8,518)	(429)
		124,435	Medicines Co. (The)(Æ)	(15,066)	(579)
			Nektar Therapeutics(Æ)	(28,947)	(632)
Total Common Stocks			Penumbra, Inc. (Æ)	(6,114)	(499)
(cost $2,352,614)		2,892,679	Regeneron Pharmaceuticals, Inc. (Æ)	(1,189)	(584)
					(5,202)
Short-Term Investments - 5.8%			Materials and Processing - (0.0)%
U. S. Cash Management Fund	172,383,929(8)	172,401	CF Industries Holdings, Inc.	(18,517)	(543)
United States Treasury Bills
1.070% due 11/02/17 (§)(ç)(~)	4,300	4,288	Producer Durables - (0.1)%
Total Short-Term Investments			IHS Markit, Ltd. (Æ)	(30,411)	(1,419)
(cost $176,703)		176,689	National Instruments Corp.	(9,760)	(401)
			Ritchie Bros Auctioneers, Inc.	(16,211)	(458)

Total Investments 101.4%			Square, Inc. Class A(Æ)	(34,268)	(903)
			Wabtec Corp.	(5,319)	(401)
(identified cost $2,529,317)		3,069,368
Securities Sold Short - (1.4)%					(3,582)
Consumer Discretionary - (0.2)%			Technology - (0.3)%
AMC Entertainment Holdings, Inc. Class A	(23,005)	(469)	Advanced Micro Devices, Inc. (Æ)	(61,740)	(840)
			Black Knight Financial Services, Inc. Class
Autoliv, Inc.	(5,349)	(580)	A(Æ)	(13,000)	(552)
CarMax, Inc. (Æ)	(13,509)	(895)	BlackBerry, Ltd. (Æ)	(44,199)	(415)

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 27

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
FireEye, Inc. (Æ)	(33,469)	(490)
MACOM Technology Solutions Holdings,
Inc. (Æ)	(14,185)	(859)
Nutanix, Inc. Class A(Æ)	(27,313)	(580)
Palo Alto Networks, Inc. (Æ)	(6,390)	(842)
Pure Storage, Inc. Class A(Æ)	(48,859)	(590)
Twilio, Inc. Class A(Æ)	(27,638)	(806)
Twitter, Inc. (Æ)	(11,802)	(190)
Ubiquiti Networks, Inc. (Æ)	(9,837)	(536)
Universal Display Corp.	(7,102)	(856)
ViaSat, Inc. (Æ)	(11,357)	(751)
		(8,307)
Utilities - (0.0)%
Globalstar, Inc. (Æ)	(206,855)	(383)

Total Securities Sold Short
(proceeds $39,959)		(40,978)

Other Assets and Liabilities, Net
(0.0%)		(978)
Net Assets - 100.0%		3,027,412

See accompanying notes which are an integral part of this quarterly report.

28 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
				Unrealized
				Appreciation
	Number of	Notional	Expiration	(Depreciation)
	Contracts	Amount	Date	$
Long Positions
S&P 500 E-Mini Index Futures	895	USD 110,443	09/17	1,665
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)				1,665

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$382,034	$—	$—	$—	$382,034
Consumer Staples	149,647	—	—	—	149,647
Energy	200,945	—	—	—	200,945
Financial Services	611,444	—	—	—	611,444
Health Care	370,422	—	—	—	370,422
Materials and Processing	94,245	—	—	—	94,245
Producer Durables	363,881	—	—	—	363,881
Technology	595,626	—	—	—	595,626
Utilities	124,435	—	—	—	124,435
Short-Term Investments	—	4,288	—	172,401	176,689
Total Investments	2,892,679	4,288	—	172,401	3,069,368
Securities Sold Short**	(40,978)	—	—	—	(40,978)

Other Financial Instruments
Assets
Futures Contracts	1,665	—	—	—	1,665

Total Other Financial Instruments*	$1,665	$—	$—	$—	$1,665

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Strategic Equity Fund 29

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.4%			General Mills, Inc.	615	34
Consumer Discretionary - 11.3%			Hormel Foods Corp.	505	17
Amazon. com, Inc. (Æ)	1,903	1,880	JM Smucker Co. (The)	110	13
AMC Networks, Inc. Class A(Æ)	1,200	77	Kellogg Co.	1,029	70
AutoZone, Inc. (Æ)	370	200	Kimberly-Clark Corp.	720	89
Bed Bath & Beyond, Inc.	1,900	57	Kraft Heinz Co. (The)	1,561	137
Cable One, Inc.	90	68	Kroger Co. (The)	6,689	164
CBS Corp. Class B	900	59	Mondelez International, Inc. Class A	36,661	1,613
Chipotle Mexican Grill, Inc. Class A(Æ)	1,947	669	Monster Beverage Corp. (Æ)	9,901	522
Coach, Inc.	5,741	271	National Beverage Corp.	200	20
Comcast Corp. Class A	44,631	1,806	PepsiCo, Inc.	8,502	991
Cooper-Standard Holdings, Inc. (Æ)	240	25	Philip Morris International, Inc.	3,161	369
Costco Wholesale Corp.	2,190	347	Procter & Gamble Co. (The)	19,220	1,746
Dana Holding Corp.	13,452	319	Sysco Corp.	1,983	104
Darden Restaurants, Inc.	1,100	92	Walgreens Boots Alliance, Inc.	2,355	190
Dollar General Corp.	780	59			8,132
Domino's Pizza, Inc.	610	114
Estee Lauder Cos. , Inc. (The) Class A	3,943	390	Energy - 7.3%
Ford Motor Co.	33,404	375	Baker Hughes, a GE Co.	9,570	353
General Motors Co.	12,308	443	Chevron Corp.	21,361	2,332
Genuine Parts Co.	170	14	Cimarex Energy Co.	500	50
Home Depot, Inc. (The)	5,842	874	Core Laboratories NV	4,243	427
Lennar Corp. Class A	8,340	437	EOG Resources, Inc.	9,115	867
Lowe's Cos. , Inc.	7,211	558	Exxon Mobil Corp.	17,128	1,370
Madison Square Garden Co. (The) Class A(Æ)	570	125	Halliburton Co.	12,055	512
McDonald's Corp.	1,729	268	Marathon Petroleum Corp.	1,700	95
Nike, Inc. Class B	12,389	731	Nabors Industries, Ltd.	19,914	154
Nutrisystem, Inc.	100	6	National Oilwell Varco, Inc.	4,320	141
NVR, Inc. (Æ)	44	115	Newfield Exploration Co. (Æ)	7,600	218
Omnicom Group, Inc.	1,010	80	Occidental Petroleum Corp.	1,958	121
Priceline Group, Inc. (The)(Æ)	264	536	Phillips 66	1,482	124
Ross Stores, Inc.	1,450	80	Pioneer Natural Resources Co.	4,320	705
Scientific Games Corp. Class A(Æ)	300	11	Royal Dutch Shell PLC Class B - ADR	12,491	723
Starbucks Corp.	19,098	1,031	Schlumberger, Ltd.	21,569	1,479
Target Corp.	1,655	94	Valero Energy Corp.	3,435	237
Tenneco, Inc.	300	17	World Fuel Services Corp.	1,070	35
Time Warner, Inc.	1,586	162			9,943
TJX Cos. , Inc.	6,448	453
Twenty-First Century Fox, Inc. Class A	5,629	164	Financial Services - 21.3%
Twenty-First Century Fox, Inc. Class B	2,549	73	Affiliated Managers Group, Inc.	1,798	334
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	1,567	393	Aflac, Inc.	745	59
Vail Resorts, Inc.	682	144	Alliance Data Systems Corp.	1,801	435
VF Corp.	1,471	91	Allstate Corp. (The)	6,105	556
Visteon Corp. (Æ)	1,300	145	American Express Co.	1,211	103
Wal-Mart Stores, Inc.	9,893	791	American International Group, Inc.	7,850	514
Walt Disney Co. (The)	6,166	678	American Tower Corp. (ö)	435	59
		15,322	Ameriprise Financial, Inc.	720	104
			Aon PLC	4,428	612
Consumer Staples - 6.0%			Assurant, Inc.	1,000	105
Altria Group, Inc.	930	60	AvalonBay Communities, Inc. (ö)	284	55
Archer-Daniels-Midland Co.	8,516	360	Axis Capital Holdings, Ltd.	220	14
British American Tobacco PLC - ADR	988	62	Bank of America Corp.	7,926	191
Brown-Forman Corp. Class B - ADR	800	40	Bank of New York Mellon Corp. (The)	2,547	135
Campbell Soup Co.	12,511	661	BB&T Corp.	2,172	103
Coca-Cola Co. (The)	2,666	122	Berkshire Hathaway, Inc. Class B(Æ)	3,257	570
Colgate-Palmolive Co.	840	61	BlackRock, Inc. Class A	1,683	718
ConAgra Foods, Inc.	4,370	150	Capital One Financial Corp.	11,865	1,023
Constellation Brands, Inc. Class A	525	102	Chubb, Ltd.	5,719	837
CVS Health Corp.	2,365	189	Citigroup, Inc.	28,021	1,918
Dr Pepper Snapple Group, Inc.	2,700	246	Citizens Financial Group, Inc.	4,700	165

See accompanying notes which are an integral part of this quarterly report.

30 U.S. Large Cap Equity Fund

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
CME Group, Inc. Class A	457	56	Anthem, Inc.	3,736	695
Comerica, Inc.	1,800	130	Baxter International, Inc.	6,847	414
Commerce Bancshares, Inc.	980	57	Becton Dickinson and Co.	467	94
Crown Castle International Corp. (ö)	7,202	724	Biogen, Inc. (Æ)	1,114	323
Discover Financial Services	5,388	328	Cardinal Health, Inc.	7,252	561
Dun & Bradstreet Corp. (The)	340	38	Celgene Corp. (Æ)	1,550	210
E*Trade Financial Corp. (Æ)	4,000	164	Centene Corp. (Æ)	4,450	354
Equinix, Inc. (ö)	1,054	475	Cerner Corp. (Æ)	11,525	742
Equity Residential(ö)	4,167	283	Cigna Corp.	4,801	834
Essex Property Trust, Inc. (ö)	270	71	Edwards Lifesciences Corp. (Æ)	1,520	175
First Data Corp. Class A(Æ)	12,850	240	Eli Lilly & Co.	3,500	289
FleetCor Technologies, Inc. (Æ)	3,420	520	Express Scripts Holding Co. (Æ)	643	40
Franklin Resources, Inc.	1,994	89	Gilead Sciences, Inc.	6,659	506
GGP, Inc. (Æ)(ö)	425	10	Humana, Inc.	1,184	274
Goldman Sachs Group, Inc. (The)	639	144	IDEXX Laboratories, Inc. (Æ)	740	123
Green Dot Corp. Class A(Æ)	100	4	Intuitive Surgical, Inc. (Æ)	105	99
Hartford Financial Services Group, Inc.	13,590	747	Johnson & Johnson	9,743	1,292
Intercontinental Exchange, Inc.	13,449	897	McKesson Corp.	2,159	350
Invesco, Ltd.	5,950	207	Medtronic PLC	3,945	331
Jones Lang LaSalle, Inc.	2,640	336	Merck & Co. , Inc.	18,415	1,177
JPMorgan Chase & Co.	28,260	2,594	Molina Healthcare, Inc. (Æ)	200	13
LPL Financial Holdings, Inc.	300	14	Novo Nordisk A/S - ADR	9,675	410
M&T Bank Corp.	1,574	257	Pfizer, Inc.	8,877	294
Markel Corp. (Æ)	35	38	Regeneron Pharmaceuticals, Inc. (Æ)	1,072	527
Marsh & McLennan Cos. , Inc.	337	26	Stryker Corp.	1,367	201
MasterCard, Inc. Class A	8,614	1,101	Thermo Fisher Scientific, Inc.	658	115
MetLife, Inc.	14,016	771	UnitedHealth Group, Inc.	10,680	2,048
Morgan Stanley	3,622	170	Varian Medical Systems, Inc. (Æ)	310	30
Northern Trust Corp.	3,200	280	Vertex Pharmaceuticals, Inc. (Æ)	1,793	272
PNC Financial Services Group, Inc. (The)	4,892	630	WellCare Health Plans, Inc. (Æ)	460	81
Progressive Corp. (The)	10,852	512	Zimmer Biomet Holdings, Inc.	6,303	765
Prologis, Inc. (ö)	340	21	Zoetis, Inc. Class A	9,143	571
Prudential Financial, Inc.	3,128	354			16,223
Public Storage(ö)	2,209	454
Regency Centers Corp. (ö)	5,374	356	Materials and Processing - 3.0%
Reinsurance Group of America, Inc. Class A	710	100	Ashland Global Holdings, Inc.	1,200	78
SBA Communications Corp. (Æ)(ö)	2,432	335	Dow Chemical Co. (The)	12,332	792
Simon Property Group, Inc. (ö)	316	50	Ecolab, Inc.	4,251	560
SL Green Realty Corp. (ö)	228	24	EI du Pont de Nemours & Co.	741	61
State Street Corp.	8,816	822	Freeport-McMoRan, Inc. (Æ)	16,850	246
SunTrust Banks, Inc.	4,000	229	NewMarket Corp.	249	115
Synchrony Financial	36,351	1,102	PPG Industries, Inc.	8,825	930
Travelers Cos. , Inc. (The)	3,452	442	Praxair, Inc.	3,192	415
US Bancorp	21,310	1,125	Sealed Air Corp.	3,390	147
Visa, Inc. Class A	6,946	691	Silgan Holdings, Inc.	1,260	38
Voya Financial, Inc.	5,400	212	Vulcan Materials Co.	4,793	590
Wells Fargo & Co.	23,275	1,256	WestRock Co.	1,130	65
Welltower, Inc. (ö)	228	17			4,037
XL Group, Ltd.	6,000	266
Zions Bancorporation	9,670	438	Producer Durables - 11.3%
		28,817	3M Co.	397	80
			Accenture PLC Class A	6,420	827
Health Care - 12.0%			AGCO Corp.	2,380	172
Abbott Laboratories	19,125	942	Allison Transmission Holdings, Inc. Class A	1,650	62
AbbVie, Inc.	206	14	Automatic Data Processing, Inc.	2,944	350
Aetna, Inc.	486	75	Boeing Co. (The)	1,960	475
Align Technology, Inc. (Æ)	330	55	Caterpillar, Inc.	875	100
Allergan PLC(Æ)	3,216	812	CSX Corp.	764	38
Allscripts Healthcare Solutions, Inc. (Æ)	1,600	20	Danaher Corp.	6,715	547
Amgen, Inc.	543	95	Deere & Co.	774	99

See accompanying notes which are an integral part of this quarterly report.

U.S. Large Cap Equity Fund 31

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Delta Air Lines, Inc.	2,240	111	DXC Technology Co.	160	13
Eaton Corp. PLC	9,672	757	Electronic Arts, Inc. (Æ)	2,526	295
EMCOR Group, Inc.	1,700	115	F5 Networks, Inc. (Æ)	840	101
Emerson Electric Co.	958	57	Facebook, Inc. Class A(Æ)	8,563	1,450
FedEx Corp.	3,242	674	FireEye, Inc. (Æ)	1,000	15
Fluor Corp.	3,500	152	Fortinet, Inc. (Æ)	600	22
Fortive Corp.	4,824	312	Gartner, Inc. (Æ)	1,490	191
General Dynamics Corp.	281	55	Hewlett Packard Enterprise Co.	13,238	232
General Electric Co.	46,089	1,180	HP, Inc.	19,548	373
Honeywell International, Inc.	4,337	590	Imperva, Inc. (Æ)	180	8
Illinois Tool Works, Inc.	869	122	Infinera Corp. (Æ)	1,400	16
Jacobs Engineering Group, Inc.	1,100	58	Intel Corp.	29,606	1,050
JB Hunt Transport Services, Inc.	5,169	469	International Business Machines Corp.	1,041	151
Johnson Controls International PLC	7,792	303	Intuit, Inc.	4,428	607
Kansas City Southern	2,523	260	Jabil Circuit, Inc.	800	24
Landstar System, Inc.	900	75	Juniper Networks, Inc.	9,200	257
Lockheed Martin Corp.	1,775	519	KLA-Tencor Corp.	730	68
ManpowerGroup, Inc.	1,500	161	Lam Research Corp.	600	96
Norfolk Southern Corp.	1,864	210	Microsoft Corp.	41,068	2,986
Northrop Grumman Corp.	2,238	589	NetApp, Inc.	5,500	239
PACCAR, Inc.	10,097	692	ON Semiconductor Corp. (Æ)	12,152	182
Pentair PLC	3,600	227	Oracle Corp.	20,528	1,025
Quanta Services, Inc. (Æ)	4,100	138	QUALCOMM, Inc.	2,147	114
Raytheon Co.	414	71	Red Hat, Inc. (Æ)	9,503	939
Robert Half International, Inc.	2,300	104	Salesforce. com, Inc. (Æ)	6,373	579
Rockwell Automation, Inc.	1,550	256	SAP SE - ADR	3,968	420
Southwest Airlines Co.	1,724	96	Seagate Technology PLC	2,700	89
Terex Corp.	9,020	355	ServiceNow, Inc. (Æ)	300	33
Textron, Inc.	16,650	818	Splunk, Inc. (Æ)	200	12
Toro Co. (The)	1,970	140	Synaptics, Inc. (Æ)	800	42
TransDigm Group, Inc.	1,185	334	Synopsys, Inc. (Æ)	3,000	230
Union Pacific Corp.	13,022	1,341	Tableau Software, Inc. Class A(Æ)	2,130	137
United Parcel Service, Inc. Class B	318	35	Take-Two Interactive Software, Inc. (Æ)	200	16
United Technologies Corp.	5,198	616	TE Connectivity, Ltd.	249	20
Verisk Analytics, Inc. Class A(Æ)	3,894	340	Tech Data Corp. (Æ)	930	95
Waste Management, Inc.	1,349	101	Texas Instruments, Inc.	14,151	1,151
WESCO International, Inc. (Æ)	1,200	62	Twitter, Inc. (Æ)	1,300	21
		15,245	Verint Systems, Inc. (Æ)	700	28
			Viavi Solutions, Inc. Class W(Æ)	4,200	46
Technology - 17.1%			Western Digital Corp.	6,130	522
Activision Blizzard, Inc.	534	33	Xilinx, Inc.	660	42
Adobe Systems, Inc. (Æ)	3,624	531	Zynga, Inc. Class A(Æ)	30,100	109
Alphabet, Inc. Class A(Æ)	803	759			23,185
Alphabet, Inc. Class C(Æ)	2,394	2,227
Analog Devices, Inc.	6,570	519	Utilities - 5.1%
Apple, Inc.	15,283	2,273	AES Corp.	26,010	291
Aspen Technology, Inc. (Æ)	1,810	103	American Electric Power Co. , Inc.	5,800	409
Autodesk, Inc. (Æ)	4,085	453	American Water Works Co. , Inc.	500	41
Avnet, Inc.	1,900	73	AT&T, Inc.	32,259	1,259
Benchmark Electronics, Inc. (Æ)	1,030	35	CMS Energy Corp.	1,200	55
Cadence Design Systems, Inc. (Æ)	2,100	77	Consolidated Edison, Inc.	333	28
Cirrus Logic, Inc. (Æ)	1,300	80	Dominion Energy, Inc.	1,455	112
Cisco Systems, Inc.	28,693	902	Duke Energy Corp.	7,054	600
Citrix Systems, Inc. (Æ)	1,000	79	Edison International	9,019	709
Cognizant Technology Solutions Corp. Class			Eversource Energy	1,100	67
A	394	27	Exelon Corp.	3,152	121
CommVault Systems, Inc. (Æ)	280	17	NextEra Energy, Inc.	7,491	1,095
Cornerstone OnDemand, Inc. (Æ)	400	16	NiSource, Inc.	6,500	169
Corning, Inc.	16,591	483	PG&E Corp.	1,798	122
Cypress Semiconductor Corp.	31,810	452	Pinnacle West Capital Corp.	1,500	130

See accompanying notes which are an integral part of this quarterly report.

32 U.S. Large Cap Equity Fund

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
PPL Corp.	1,211		46
Public Service Enterprise Group, Inc.	655		29
Sempra Energy	438		49
Southern Co. (The)	3,219		154
US Cellular Corp. (Æ)	500		19
Verizon Communications, Inc.	27,871		1,350
Xcel Energy, Inc.	2,270		107
			6,962

Total Common Stocks
(cost $99,985)			127,866

Short-Term Investments - 5.1%
U. S. Cash Management Fund	6,850,831	(8)	6,852
Total Short-Term Investments
(cost $6,852)			6,852

Total Investments 99.5%
(identified cost $106,837)			134,718

Other Assets and Liabilities, Net
- 0.5%			707
Net Assets - 100.0%			135,425

See accompanying notes which are an integral part of this quarterly report.

U.S. Large Cap Equity Fund 33

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	34	USD	4,196	09/17	75
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					75

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$15,322	$—	$—	$—	$15,322
Consumer Staples	8,132	—	—	—	8,132
Energy	9,943	—	—	—	9,943
Financial Services	28,817	—	—	—	28,817
Health Care	16,223	—	—	—	16,223
Materials and Processing	4,037	—	—	—	4,037
Producer Durables	15,245	—	—	—	15,245
Technology	23,185	—	—	—	23,185
Utilities	6,962	—	—	—	6,962
Short-Term Investments	—	—	—	6,852	6,852
Total Investments	127,866	—	—	6,852	134,718

Other Financial Instruments
Assets
Futures Contracts	75	—	—	—	75

Total Other Financial Instruments*	$75	$—	$—	$—	$75

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

34 U.S. Large Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.5%			Toll Brothers, Inc.	6,923	267
Consumer Discretionary - 12.4%			Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	1,016	255
Aaron's, Inc. Class A	8,300	384	Vail Resorts, Inc.	3,597	759
Advance Auto Parts, Inc.	1,835	206	Viacom, Inc. Class B	2,500	87
AMC Entertainment Holdings, Inc. Class			Visteon Corp. (Æ)	2,000	223
A(Ñ)	35,789	731	Whirlpool Corp.	2,872	511
Aramark	7,106	283	Williams-Sonoma, Inc. (Ñ)	10,800	502
AutoZone, Inc. (Æ)	600	324	Wyndham Worldwide Corp.	1,362	142
Bed Bath & Beyond, Inc.	5,700	170			19,818
Brunswick Corp.	1,098	62
Cheesecake Factory, Inc. (The)	10,000	476	Consumer Staples - 4.4%
Churchill Downs, Inc.	1,778	333	Archer-Daniels-Midland Co.	5,900	249
Coach, Inc.	10,500	495	Brown-Forman Corp. Class A - ADR	4,865	251
Cooper-Standard Holdings, Inc. (Æ)	890	91	Brown-Forman Corp. Class B - ADR	11,042	546
Dick's Sporting Goods, Inc.	1,500	56	Bunge, Ltd.	8,721	684
Dollar General Corp.	7,000	527	Clorox Co. (The)	2,241	299
Domino's Pizza, Inc.	680	127	Dr Pepper Snapple Group, Inc.	17,553	1,601
DR Horton, Inc.	8,007	286	Hershey Co. (The)	2,621	276
Expedia, Inc.	4,497	704	Hormel Foods Corp. (Ñ)	18,238	623
Extended Stay America, Inc.	11,532	228	JM Smucker Co. (The)	2,670	325
Foot Locker, Inc.	7,406	350	McCormick & Co. , Inc.	200	19
Garmin, Ltd. (Ñ)	4,869	244	Molson Coors Brewing Co. Class B	12,766	1,136
Gentex Corp.	11,921	203	Pinnacle Foods, Inc.	13,255	787
Genuine Parts Co.	6,266	532	Post Holdings, Inc. (Æ)	233	19
H&R Block, Inc.	6,400	195	Spectrum Brands Holdings, Inc. (Ñ)	1,536	177
Hasbro, Inc.	2,616	277	Tyson Foods, Inc. Class A	1,078	68
Hilton Worldwide Holdings, Inc.	3,100	194			7,060
International Game Technology PLC	14,300	272
Interpublic Group of Cos. , Inc. (The)	3,081	67	Energy - 4.7%
Jack in the Box, Inc.	1,050	97	Cabot Oil & Gas Corp.	37,700	938
John Wiley & Sons, Inc. Class A	4,810	266	Cimarex Energy Co.	2,150	213
Lear Corp.	1,443	214	Concho Resources, Inc. (Æ)	1,804	235
Leggett & Platt, Inc.	3,118	150	Core Laboratories NV(Ñ)	4,500	452
Lennar Corp. Class A	3,329	175	Energen Corp. (Æ)	5,400	288
Liberty Broadband Corp. Class C(Æ)	2,613	259	Ensco PLC Class A(Ñ)	53,200	281
Live Nation Entertainment, Inc. (Æ)	8,513	317	HollyFrontier Corp.	5,400	156
LKQ Corp. (Æ)	11,098	384	Marathon Petroleum Corp.	21,000	1,176
Madison Square Garden Co. (The) Class A(Æ)	1,780	391	National Oilwell Varco, Inc.	10,600	347
Mattel, Inc.	23,100	462	Noble Energy, Inc.	37,800	1,092
MGM Resorts International	12,869	424	ONEOK, Inc.	5,147	291
Michael Kors Holdings, Ltd. (Æ)	8,500	310	Patterson-UTI Energy, Inc.	27,900	540
Michaels Cos. , Inc. (The)(Æ)	2,600	52	Range Resources Corp.	6,029	127
Mohawk Industries, Inc. (Æ)	1,222	304	Targa Resources Corp.	4,270	198
Newell Rubbermaid, Inc.	6,008	316	Williams Cos. , Inc. (The)	32,500	1,033
Norwegian Cruise Line Holdings, Ltd. (Æ)	4,400	242	World Fuel Services Corp.	5,200	168
NVR, Inc. (Æ)	232	606			7,535
Omnicom Group, Inc.	7,948	625
O'Reilly Automotive, Inc. (Æ)	537	109	Financial Services - 23.6%
Outfront Media, Inc. (ö)	7,400	169	Affiliated Managers Group, Inc.	3,850	715
Pool Corp.	2,158	233	Alexandria Real Estate Equities, Inc. (ö)	754	91
PVH Corp.	7,175	856	Alliance Data Systems Corp.	1,327	320
Ralph Lauren Corp. Class A	3,200	242	Ally Financial, Inc.	14,400	326
Ross Stores, Inc.	12,184	674	American Campus Communities, Inc. (ö)	17,222	826
Royal Caribbean Cruises, Ltd.	500	57	American Equity Investment Life Holding
Scripps Networks Interactive, Inc. Class A	3,045	266	Co.	4,500	121
Service Corp. International	839	29	American Financial Group, Inc.	600	61
Signet Jewelers, Ltd. (Ñ)	2,841	174	American Homes 4 Rent Class A(ö)	2,956	68
Sirius XM Holdings, Inc. (Ñ)	71,706	420	AmTrust Financial Services, Inc.	15,871	254
Tenneco, Inc.	3,256	180	Arch Capital Group, Ltd. (Æ)	3,300	321
Thor Industries, Inc.	2,396	252	Aspen Insurance Holdings, Ltd.	7,100	346

See accompanying notes which are an integral part of this quarterly report.

U.S. Mid Cap Equity Fund 35

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Assurant, Inc.	4,050	426	Markel Corp. (Æ)	170	182
Assured Guaranty, Ltd.	7,506	338	MarketAxess Holdings, Inc.	137	28
Athene Holding, Ltd. Class A(Æ)	3,343	169	MB Financial, Inc.	22,300	911
AvalonBay Communities, Inc. (ö)	2,766	532	Medical Properties Trust, Inc. (ö)	54,100	702
Axis Capital Holdings, Ltd.	6,300	407	Mid-America Apartment Communities, Inc.
Bank of Hawaii Corp.	2,700	226	(ö)	984	102
BankUnited, Inc.	21,700	747	National Retail Properties, Inc. (ö)	18,680	747
Boston Properties, Inc. (ö)	964	117	Northern Trust Corp.	6,165	539
Brandywine Realty Trust(ö)	13,800	232	Paramount Group, Inc. (ö)	3,100	51
Brixmor Property Group, Inc. (ö)	13,200	259	Park Hotels & Resorts, Inc. (ö)	4,500	121
Broadridge Financial Solutions, Inc.	2,700	205	Piedmont Office Realty Trust, Inc. Class A(ö)	10,300	216
Brown & Brown, Inc.	4,700	210	Popular, Inc.	6,900	291
Camden Property Trust(ö)	4,000	359	Progressive Corp. (The)	20,100	948
CBOE Holdings, Inc.	3,148	298	Prologis, Inc. (ö)	2,966	180
CBRE Group, Inc. Class A(Æ)	4,171	158	Prudential Financial, Inc.	660	75
CIT Group, Inc.	14,000	667	Raymond James Financial, Inc.	5,987	498
Citizens Financial Group, Inc.	10,400	365	Realty Income Corp. (ö)	1,722	98
Colony NorthStar, Inc. Class A(ö)	6,813	100	Regency Centers Corp. (ö)	1,390	92
Columbia Property Trust, Inc. (ö)	12,900	281	Reinsurance Group of America, Inc. Class A	2,320	325
Comerica, Inc.	5,100	369	Retail Opportunity Investments Corp. (ö)	38,200	775
Commerce Bancshares, Inc.	3,600	209	Retail Properties of America, Inc. Class A(ö)	16,500	218
Cousins Properties, Inc. (ö)	68,200	627	Santander Consumer USA Holdings, Inc. (Æ)	4,700	60
CyrusOne, Inc. (ö)	9,600	573	SBA Communications Corp. (Æ)(ö)	6,904	949
DCT Industrial Trust, Inc. (ö)	1,427	80	Signature Bank(Æ)	3,797	526
DDR Corp. (ö)	12,000	122	SL Green Realty Corp. (ö)	3,502	362
Digital Realty Trust, Inc. (ö)	3,036	350	Sun Communities, Inc. (ö)	920	82
Douglas Emmett, Inc. (ö)	4,592	176	SunTrust Banks, Inc.	8,900	510
Duke Realty Corp. (ö)	3,214	92	Synchrony Financial	46,200	1,400
Dun & Bradstreet Corp. (The)	1,920	213	Synovus Financial Corp.	8,900	387
E*Trade Financial Corp. (Æ)	9,900	406	Taubman Centers, Inc. (ö)	14,225	808
East West Bancorp, Inc.	4,500	256	TCF Financial Corp.	12,600	199
EPR Properties(ö)	947	69	Torchmark Corp.	1,800	142
Equifax, Inc.	3,031	441	UDR, Inc. (ö)	1,373	54
Equity LifeStyle Properties, Inc. Class A(ö)	1,013	88	Validus Holdings, Ltd.	2,500	134
Equity Residential(ö)	1,200	82	Vantiv, Inc. Class A(Æ)	5,188	330
Essex Property Trust, Inc. (ö)	1,973	517	Ventas, Inc. (ö)	2,070	139
Everest Re Group, Ltd.	2,740	719	Vornado Realty Trust(ö)	1,900	151
Federal Realty Investment Trust(ö)	660	88	Voya Financial, Inc.	14,010	550
Fidelity National Information Services, Inc.	500	46	Welltower, Inc. (ö)	2,078	153
First Republic Bank	5,200	522	Western Union Co. (The)	2,026	40
Fiserv, Inc. (Æ)	3,780	486	WEX, Inc. (Æ)	1,965	214
Green Dot Corp. Class A(Æ)	300	12	Weyerhaeuser Co. (ö)	27,162	897
Hanover Insurance Group, Inc. (The)	4,200	398	White Mountains Insurance Group, Ltd.	314	271
Hartford Financial Services Group, Inc.	16,500	908	Willis Towers Watson PLC	2,828	421
HCP, Inc. (ö)	8,700	275	WP Carey, Inc. (ö)	1,235	85
Healthcare Trust of America, Inc. Class A(ö)	1,005	31	XL Group, Ltd.	12,600	559
Highwoods Properties, Inc. (ö)	1,456	75	Zions Bancorporation	6,400	290
Host Hotels & Resorts, Inc. (ö)	6,367	119			37,858
Iron Mountain, Inc. (ö)	2,517	92
Jack Henry & Associates, Inc.	2,380	255	Health Care - 10.3%
JBG Smith Properties(Æ)(ö)	560	20	Abiomed, Inc. (Æ)	144	21
Jones Lang LaSalle, Inc.	2,450	312	Agilent Technologies, Inc.	1,379	82
KeyCorp	26,400	476	Alexion Pharmaceuticals, Inc. (Æ)	3,668	504
Kilroy Realty Corp. (ö)	1,116	77	Allscripts Healthcare Solutions, Inc. (Æ)	19,800	244
Kimco Realty Corp. (ö)	636	13	AmerisourceBergen Corp. Class A	11,247	1,055
Lazard, Ltd. Class A	10,384	485	Anthem, Inc.	950	177
Liberty Property Trust(ö)	1,936	81	BioMarin Pharmaceutical, Inc. (Æ)	3,057	268
Life Storage, Inc. (Æ)	10,800	788	Bio-Rad Laboratories, Inc. Class A(Æ)	1,186	279
M&T Bank Corp.	2,920	476	Bioverativ, Inc. (Æ)	399	25
Macerich Co. (The)(ö)	1,336	77	Bruker Corp.	2,200	63

See accompanying notes which are an integral part of this quarterly report.

36 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cardinal Health, Inc.	5,900	456	Owens Corning	9,970	669
Centene Corp. (Æ)	11,090	880	Reliance Steel & Aluminum Co.	1,607	117
Cerner Corp. (Æ)	4,800	309	RPM International, Inc.	13,900	721
CR Bard, Inc.	455	146	Valvoline, Inc.	32,200	730
DaVita HealthCare Partners, Inc. (Æ)	3,855	250	WestRock Co.	4,879	280
Dentsply Sirona, Inc.	6,690	415			9,172
Edwards Lifesciences Corp. (Æ)	866	100
Envision Healthcare Corp. (Æ)	3,642	206	Producer Durables - 13.3%
Exact Sciences Corp. (Æ)(Ñ)	18,964	736	AGCO Corp.	7,200	519
Henry Schein, Inc. (Æ)	416	76	Alaska Air Group, Inc.	8,300	707
Hologic, Inc. (Æ)	3,472	153	Allegion PLC	3,185	259
Humana, Inc.	4,490	1,038	Allison Transmission Holdings, Inc. Class A	7,294	276
IDEXX Laboratories, Inc. (Æ)	1,686	281	American Airlines Group, Inc.	4,823	243
Incyte Corp. (Æ)	167	22	Ametek, Inc.	9,284	572
Laboratory Corp. of America Holdings(Æ)	2,689	428	AO Smith Corp.	16,913	906
Mallinckrodt PLC(Æ)	6,100	279	Avery Dennison Corp.	3,400	316
McKesson Corp.	790	128	Carlisle Cos. , Inc.	3,433	335
Medicines Co. (The)(Æ)(Ñ)	11,640	448	CH Robinson Worldwide, Inc.	1,616	106
NuVasive, Inc. (Æ)	3,827	252	Colfax Corp. (Æ)	3,600	149
Pacira Pharmaceuticals, Inc. (Æ)	9,729	384	Copart, Inc. (Æ)	5,800	183
PerkinElmer, Inc.	6,096	401	CoStar Group, Inc. (Æ)	1,204	332
Perrigo Co. PLC(Ñ)	11,200	839	Crane Co.	2,379	180
Qiagen NV(Æ)	4,021	132	Cummins, Inc.	1,180	198
Quest Diagnostics, Inc.	2,457	267	Delphi Automotive PLC	1,022	92
Quintiles Transnational Holdings, Inc. (Æ)	3,146	285	Donaldson Co. , Inc.	5,000	237
Sarepta Therapeutics, Inc. (Æ)	10,782	416	Dycom Industries, Inc. (Æ)(Ñ)	3,635	329
Seattle Genetics, Inc. (Æ)	1,155	58	EMCOR Group, Inc.	3,800	257
Steris PLC	5,800	475	Expeditors International of Washington, Inc.	9,553	563
United Therapeutics Corp. (Æ)	230	30	Fluor Corp.	7,890	343
Varian Medical Systems, Inc. (Æ)	4,697	456	Genpact, Ltd.	11,371	330
VCA, Inc. (Æ)	283	26	Hubbell, Inc. Class B	4,100	487
Veeva Systems, Inc. Class A(Æ)	4,122	263	Jacobs Engineering Group, Inc.	5,700	301
Vertex Pharmaceuticals, Inc. (Æ)	3,636	552	JB Hunt Transport Services, Inc.	5,967	541
WellCare Health Plans, Inc. (Æ)	2,858	506	Korn/Ferry International	8,386	281
West Pharmaceutical Services, Inc.	2,810	249	L3 Technologies, Inc.	2,620	458
Wright Medical Group NV(Æ)	15,524	408	Landstar System, Inc.	2,400	200
Zimmer Biomet Holdings, Inc.	9,000	1,091	Macquarie Infrastructure Corp.	10,500	795
Zoetis, Inc. Class A	5,734	358	ManpowerGroup, Inc.	5,400	579
		16,517	MAXIMUS, Inc.	13,059	788
			Mettler-Toledo International, Inc. (Æ)	896	514
Materials and Processing - 5.7%			Navistar International Corp. (Æ)	700	22
Acuity Brands, Inc.	3,450	699	Old Dominion Freight Line, Inc.	2,018	194
Air Products & Chemicals, Inc.	5,600	795	On Assignment, Inc. (Æ)	6,905	340
Albemarle Corp.	2,585	299	Orbital ATK, Inc.	2,824	289
AptarGroup, Inc.	1,600	129	Oshkosh Corp.	3,120	215
Ashland Global Holdings, Inc.	4,400	286	Paychex, Inc.	4,916	284
Beacon Roofing Supply, Inc. (Æ)	4,682	215	Pentair PLC	5,300	334
Bemis Co. , Inc.	8,500	360	Quanta Services, Inc. (Æ)	7,500	253
Berry Plastics Group, Inc. (Æ)	4,703	264	Republic Services, Inc. Class A	728	47
Chemours Co. (The)	1,486	71	Robert Half International, Inc.	3,920	177
Eastman Chemical Co.	2,800	233	Rockwell Automation, Inc.	2,500	413
Hexcel Corp.	4,400	225	Rockwell Collins, Inc.	10,799	1,151
International Flavors & Fragrances, Inc.	2,460	328	Ryder System, Inc.	3,800	276
International Paper Co.	8,600	473	Snap-on, Inc.	2,278	351
Lennox International, Inc.	521	89	SPX FLOW, Inc. (Æ)	2,000	71
Martin Marietta Materials, Inc.	4,540	1,028	Stanley Black & Decker, Inc.	2,270	319
Masonite International Corp. (Æ)	2,838	220	Terex Corp.	7,500	295
NewMarket Corp.	1,089	501	Textron, Inc.	8,400	413
Newmont Mining Corp.	4,131	154	Toro Co. (The)	7,258	516
Nucor Corp.	4,960	286	Trimble Navigation, Ltd. (Æ)	9,842	368

See accompanying notes which are an integral part of this quarterly report.

U.S. Mid Cap Equity Fund 37

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Triumph Group, Inc.	6,700	172		Take-Two Interactive Software, Inc. (Æ)	3,099		246
United Continental Holdings, Inc. (Æ)	1,307	88		Tech Data Corp. (Æ)	3,200		328
United Rentals, Inc. (Æ)	1,205	143		Twitter, Inc. (Æ)	16,500		265
Verisk Analytics, Inc. Class A(Æ)	907	79		Tyler Technologies, Inc. (Æ)	433		74
WageWorks, Inc. (Æ)	6,171	402		Verint Systems, Inc. (Æ)	5,300		210
Waters Corp. (Æ)	2,130	369		Viavi Solutions, Inc. Class W(Æ)	51,900		569
Werner Enterprises, Inc.	800	24		Western Digital Corp.	8,600		732
WESCO International, Inc. (Æ)	4,200	215		Xilinx, Inc.	3,800		240
XPO Logistics, Inc. (Æ)	7,157	430		Zynga, Inc. Class A(Æ)	89,700		324
Xylem, Inc.	12,500	708					18,887
		21,334
				Utilities - 8.3%
Technology - 11.8%				Ameren Corp.	5,000		281
Amphenol Corp. Class A	2,806	215		American Water Works Co. , Inc.	16,750		1,358
Analog Devices, Inc.	9,400	743		Aqua America, Inc.	7,800		260
Ansys, Inc. (Æ)	804	104		Atmos Energy Corp.	4,700		408
Arista Networks, Inc. (Æ)	1,753	262		CenturyLink, Inc. (Ñ)	25,900		603
ARRIS International PLC(Æ)	10,190	285		CMS Energy Corp.	27,700		1,281
Arrow Electronics, Inc. (Æ)	2,500	203		Consolidated Edison, Inc.	3,700		307
Avnet, Inc.	4,400	169		DTE Energy Co.	6,400		685
Benchmark Electronics, Inc. (Æ)	3,690	124		Edison International	11,100		873
Black Knight Financial Services, Inc. Class				Entergy Corp.	3,100		238
A(Æ)(Ñ)	6,872	292		Eversource Energy	4,600		280
CA, Inc.	8,306	258		FirstEnergy Corp.	12,500		399
Cadence Design Systems, Inc. (Æ)	16,589	612		Great Plains Energy, Inc.	25,100		774
CDK Global, Inc.	79	5		Hawaiian Electric Industries, Inc.	15,100		498
Cirrus Logic, Inc. (Æ)	3,600	221		Level 3 Communications, Inc. (Æ)	1,142		67
Citrix Systems, Inc. (Æ)	3,210	254		NiSource, Inc.	23,300		607
Cognex Corp.	2,932	279		Pinnacle West Capital Corp.	5,800		503
Coherent, Inc. (Æ)	1,527	405		PPL Corp.	16,500		632
CommVault Systems, Inc. (Æ)	600	36		Public Service Enterprise Group, Inc.	12,700		571
CSRA, Inc.	7,547	246		SCANA Corp.	11,800		760
Cypress Semiconductor Corp. (Ñ)	61,900	880		Sempra Energy	8,320		940
F5 Networks, Inc. (Æ)	3,004	363		US Cellular Corp. (Æ)	3,600		136
FireEye, Inc. (Æ)	4,400	64		Vistra Energy Corp.	478		8
Gartner, Inc. (Æ)	4,125	529		Westar Energy, Inc. Class A	2,600		132
GoDaddy, Inc. Class A(Æ)	8,611	370		Xcel Energy, Inc.	8,200		388
Harris Corp.	6,032	690		Zayo Group Holdings, Inc. (Æ)	9,141		300
Hewlett Packard Enterprise Co.	5,200	91					13,289
Infinera Corp. (Æ)(Ñ)	51,578	605
Insight Enterprises, Inc. (Æ)	4,500	182		Total Common Stocks
InterXion Holding NV(Æ)	14,357	687		(cost $135,096)			151,470
Intuit, Inc.	150	21
IPG Photonics Corp. (Æ)	946	144		Short-Term Investments - 5.2%
Jabil Circuit, Inc.	9,800	299		U. S. Cash Management Fund	8,424,638	(8)	8,425
Juniper Networks, Inc.	19,400	542		Total Short-Term Investments
KLA-Tencor Corp.	3,137	291		(cost $8,426)			8,425
Lam Research Corp.	739	118
Leidos Holdings, Inc.	4,613	247		Other Securities - 4.4%
LogMeIn, Inc.	6,244	727		U. S. Cash Collateral Fund(×)	7,042,082	(8)	7,042
Marvell Technology Group, Ltd.	23,400	364		Total Other Securities
Maxim Integrated Products, Inc.	6,404	291		(cost $7,042)			7,042
Motorola Solutions, Inc.	8,100	735
NetApp, Inc.	12,977	564		Total Investments 104.1%
Sabre Corp.	25,500	564		(identified cost $150,564)			166,937
Skyworks Solutions, Inc.	5,684	596
Synaptics, Inc. (Æ)	3,000	158		Other Assets and Liabilities, Net
Synchronoss Technologies, Inc. (Æ)	39,670	670	-	(4.1%)			(6,587)
Synopsys, Inc. (Æ)	4,898	375		Net Assets - 100.0%			160,350
Tableau Software, Inc. Class A(Æ)	300	19

See accompanying notes which are an integral part of this quarterly report.

38 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures	31	USD	5,455	09/17	25
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					25

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$19,818	$—	$—	$—	$19,818
Consumer Staples	7,060	—	—	—	7,060
Energy	7,535	—	—	—	7,535
Financial Services	37,858	—	—	—	37,858
Health Care	16,517	—	—	—	16,517
Materials and Processing	9,172	—	—	—	9,172
Producer Durables	21,334	—	—	—	21,334
Technology	18,887	—	—	—	18,887
Utilities	13,289	—	—	—	13,289
Short-Term Investments	—	—	—	8,425	8,425
Other Securities	—	—	—	7,042	7,042
Total Investments	151,470	—	—	15,467	166,937

Other Financial Instruments
Assets
Futures Contracts	25	—	—	—	25

Total Other Financial Instruments*	$25	$—	$—	$—	$25

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

U.S. Mid Cap Equity Fund 39

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks - 94.3%			EW Scripps Co. (The) Class A(Æ)	41,531	816
Consumer Discretionary - 12.0%			Finish Line, Inc. (The) Class A	1,700	23
2U, Inc. (Æ)(Ñ)	78,523	4,064	First Cash Financial Services, Inc.	65,217	3,792
Aaron's, Inc. Class A	69,384	3,211	Fitbit, Inc. Class A(Æ)(Ñ)	52,700	272
Acushnet Holdings Corp.	122,445	2,262	Five Below, Inc. (Æ)	7,839	379
Adtalem Global Education, Inc. (Æ)	25,383	825	Fogo De Chao, Inc. (Æ)	34,600	469
AH Belo Corp. Class A	90,023	477	Fortress Transportation & Infrastructure
AMC Entertainment Holdings, Inc. Class			Investors LLC	149,313	2,517
A(Ñ)	108,108	2,205	Fossil Group, Inc. (Æ)	19,900	224
American Public Education, Inc. (Æ)	3,627	77	Foundation Building Materials, Inc. (Æ)	55,600	671
Angie's List, Inc. (Æ)(Ñ)	88,570	1,061	Fox Factory Holding Corp. (Æ)	57,385	2,207
Barnes & Noble Education, Inc. (Æ)	5,200	38	Full House Resorts, Inc. (Æ)	465,721	1,188
Barnes & Noble, Inc.	23,600	192	Genesco, Inc. (Æ)	23,540	756
Beazer Homes USA, Inc. (Æ)	36,263	481	G-III Apparel Group, Ltd. (Æ)	41,222	1,073
Bel Fuse, Inc. Class A	8,991	195	Grand Canyon Education, Inc. (Æ)	35,328	2,599
Big 5 Sporting Goods Corp. (Ñ)	23,700	255	Gray Television, Inc. (Æ)	108,851	1,622
Big Lots, Inc. (Ñ)	7,500	373	Group 1 Automotive, Inc.	9,000	536
Biglari Holdings, Inc. (Æ)	1,249	468	Guess?, Inc.	6,400	84
Black Diamond, Inc. (Æ)(Ñ)	21,400	139	Haverty Furniture Cos. , Inc.	4,200	93
BMC Stock Holdings, Inc. (Æ)	107,872	2,373	Hibbett Sports, Inc. (Æ)(Ñ)	82,657	1,289
Bob Evans Farms, Inc.	49,564	3,429	Hillenbrand, Inc.	11,506	414
Bojangles', Inc. (Æ)	63,200	841	Horizon Global Corp. (Æ)(Ñ)	247,379	3,448
Bridgepoint Education, Inc. (Æ)	11,300	110	HSN, Inc.	128,616	5,100
Buffalo Wild Wings, Inc. (Æ)	4,741	510	ILG, Inc.	26,636	706
Build-A-Bear Workshop, Inc. Class A(Æ)	15,350	147	Instructure, Inc. (Æ)	16,435	532
Cable One, Inc.	300	228	Inter Parfums, Inc.	4,800	186
Caleres, Inc.	30,144	823	J Alexander's Holdings, Inc. (Æ)	277,900	2,931
Canada Goose Holdings, Inc. (Æ)	49,451	943	Jack in the Box, Inc.	44,727	4,149
Capella Education Co.	2,375	163	John Wiley & Sons, Inc. Class A	4,721	261
Care. com, Inc. (Æ)	15,600	227	K12, Inc. (Æ)	29,370	520
Carriage Services, Inc. Class A	87,392	2,131	KAR Auction Services, Inc.	38,370	1,613
Carrols Restaurant Group, Inc. (Æ)	40,081	489	KB Home(Ñ)	27,267	625
Cato Corp. (The) Class A	18,400	313	Kirkland's, Inc. (Æ)	36,441	341
Cavco Industries, Inc. (Æ)	5,124	668	La-Z-Boy, Inc. Class Z	36,524	1,235
Central Garden & Pet Co. (Æ)(Ñ)	31,331	1,003	Libbey, Inc.	162,250	1,460
Century Communities, Inc. (Æ)	140,453	3,638	Lindblad Expeditions Holdings, Inc. (Æ)	203,056	2,033
Cheesecake Factory, Inc. (The)	17,700	842	Lithia Motors, Inc. Class A(Ñ)	54,662	5,643
Chegg, Inc. (Æ)(Ñ)	432,826	5,993	Lumber Liquidators Holdings, Inc. (Æ)(Ñ)	53,200	1,315
Chico's FAS, Inc.	132,480	1,213	M/I Homes, Inc. (Æ)	24,334	631
Children's Place, Inc. (The)(Ñ)	23,733	2,507	Madison Square Garden Co. (The) Class A(Æ)	1,619	356
Citi Trends, Inc.	34,995	775	Malibu Boats, Inc. Class A(Æ)	21,783	623
ClubCorp Holdings, Inc.	254,718	4,317	Marchex, Inc. Class B(Æ)	56,733	165
Columbia Sportswear Co.	39,741	2,408	Marcus Corp.	6,600	180
Conn's, Inc. (Æ)(Ñ)	106,217	2,273	MarineMax, Inc. (Æ)	22,980	344
Cooper Tire & Rubber Co.	87,849	3,211	Marriott Vacations Worldwide Corp.	4,141	484
Cooper-Standard Holdings, Inc. (Æ)	17,407	1,780	MDC Holdings, Inc.	21,134	725
Crocs, Inc. (Æ)	131,800	1,046	MDC Partners, Inc. Class A	431,124	4,269
Dana Holding Corp.	9,500	225	Meredith Corp. (Ñ)	10,703	636
Dave & Buster's Entertainment, Inc. (Æ)	23,439	1,456	Meritage Homes Corp. (Æ)	17,122	698
Del Frisco's Restaurant Group, Inc. (Æ)	147,360	2,093	Movado Group, Inc.	29,362	722
Del Taco Restaurants, Inc. (Æ)(Ñ)	183,144	2,397	MSG Networks, Inc. (Æ)	44,872	960
Delta Apparel, Inc. (Æ)	124,915	2,627	National CineMedia, Inc.	95,199	681
Denny's Corp. (Æ)	157,396	1,788	Nexstar Media Group, Inc. Class A	7,037	460
Destination XL Group, Inc. (Æ)	56,400	112	Nutrisystem, Inc.	37,946	2,115
Dick's Sporting Goods, Inc.	24,700	922	Ollie's Bargain Outlet Holdings, Inc. (Æ)	77,788	3,477
DineEquity, Inc.	11,655	479	Outfront Media, Inc. (ö)	170,482	3,899
DSW, Inc. Class A	31,181	563	Oxford Industries, Inc.	15,360	970
Eldorado Resorts, Inc. (Æ)(Ñ)	186,372	3,802	Papa John's International, Inc.	55,364	3,949
Entravision Communications Corp. Class A	400,949	2,606	Peak Resorts, Inc. (Ñ)	196,417	1,026
Ethan Allen Interiors, Inc.	13,599	436	Penn National Gaming, Inc. (Æ)	19,087	385

See accompanying notes which are an integral part of this quarterly report.

40 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Perry Ellis International, Inc. (Æ)	16,602	326	Calavo Growers, Inc. (Ñ)	76,608	5,673
Pier 1 Imports, Inc.	34,200	158	Casey's General Stores, Inc.	37,720	4,027
Pinnacle Entertainment, Inc. (Æ)	27,262	518	Chefs' Warehouse Holdings, Inc. (Æ)(Ñ)	59,710	866
Planet Fitness, Inc. Class A	136,278	3,088	Core-Mark Holding Co. , Inc.	273,052	10,013
Playa Hotels & Resorts NV(Æ)	29,542	349	Craft Brew Alliance, Inc. (Æ)	97,884	1,713
Pool Corp.	48,436	5,236	Dean Foods Co.	3,900	59
Potbelly Corp. (Æ)	12,000	138	Diplomat Pharmacy, Inc. (Æ)	14,600	232
PriceSmart, Inc.	6,922	583	Energizer Holdings, Inc.	103,983	4,790
QuinStreet, Inc. (Æ)	69,145	269	Farmer Brothers Co. (Æ)	16,934	527
Red Robin Gourmet Burgers, Inc. (Æ)	60,497	3,618	Flowers Foods, Inc.	174,456	3,069
Red Rock Resorts, Inc. Class A	24,361	582	Freshpet, Inc. (Æ)(Ñ)	133,276	2,272
Regis Corp. (Æ)	44,700	471	Inventure Foods, Inc. (Æ)(Ñ)	55,922	218
Rent-A-Center, Inc. Class A(Ñ)	32,400	428	J&J Snack Foods Corp.	31,505	4,140
Rocky Brands, Inc.	9,280	129	Lancaster Colony Corp.	6,092	747
Rosetta Stone, Inc. (Æ)	28,822	299	MGP Ingredients, Inc.	60,313	3,556
Scholastic Corp.	36,770	1,523	National Beverage Corp.	7,065	721
Scientific Games Corp. Class A(Æ)	19,066	706	Natural Health Trends Corp. (Ñ)	11,363	280
SeaWorld Entertainment, Inc. (Æ)(Ñ)	75,175	1,157	New Age Beverages Corp. (Æ)(Ñ)	248,022	1,213
Sequential Brands Group, Inc. (Æ)(Ñ)	139,360	447	Nomad Foods, Ltd. (Æ)	579,986	8,265
Shoe Carnival, Inc.	75,419	1,378	Omega Protein Corp.	39,141	626
Sinclair Broadcast Group, Inc. Class A	11,888	429	PetMed Express, Inc.	22,700	1,079
Six Flags Entertainment Corp.	12,133	690	Primo Water Corp. (Æ)	48,164	598
Sonic Automotive, Inc. Class A	26,575	482	Sanderson Farms, Inc. (Ñ)	9,061	1,185
Standard Motor Products, Inc.	90,413	4,555	Smart & Final Stores, Inc. (Æ)(Ñ)	156,900	1,349
Steven Madden, Ltd. (Æ)	31,002	1,271	SpartanNash Co.	25,294	702
Stoneridge, Inc. (Æ)	17,400	266	SuperValu, Inc. (Æ)	205,400	735
Sturm Ruger & Co. , Inc. (Ñ)	13,439	774	United Natural Foods, Inc. (Æ)	25,600	986
Superior Uniform Group, Inc.	234,022	5,225	Weis Markets, Inc.	11,821	559
Tenneco, Inc.	11,800	653			67,404
Texas Roadhouse, Inc. Class A	16,065	760
Thor Industries, Inc.	54,865	5,779	Energy - 3.1%
Tilly's, Inc. Class A	44,981	449	Ameresco, Inc. Class A(Æ)	2,129	14
Time, Inc.	47,500	667	Approach Resources, Inc. (Æ)(Ñ)	198,700	622
Tower International, Inc.	43,597	1,077	Archrock, Inc. (Æ)	26,900	295
Townsquare Media, Inc. Class A(Æ)	117,712	1,302	Basic Energy Services, Inc. (Æ)(Ñ)	15,911	356
TravelCenters of America LLC(Æ)	263,895	963	Bill Barrett Corp. (Æ)	203,900	689
Travelzoo, Inc. (Æ)	800	8	C&J Energy Services, Inc. (Æ)	17,560	568
TRI Pointe Group, Inc. (Æ)	76,100	1,012	Callon Petroleum Co. (Æ)	182,662	2,068
Tribune Media Co. Class A	37,584	1,584	Carrizo Oil & Gas, Inc. (Æ)	101,437	1,599
Tronc, Inc. (Æ)	4,100	52	Civeo Corp. (Æ)	209,876	405
Tropicana Entertainment, Inc. (Æ)	32,173	1,408	Delek US Holdings, Inc.	205,043	5,353
Urban One, Inc. (Æ)	248,251	472	Eclipse Resources Corp. (Æ)	391,600	1,100
US Auto Parts Network, Inc. (Æ)	477,039	1,245	Exterran Corp. (Æ)	23,880	661
Vera Bradley, Inc. (Æ)	56,525	570	Flotek Industries, Inc. (Æ)	73,800	621
Visteon Corp. (Æ)	19,007	2,120	Gastar Exploration, Inc. (Æ)(Ñ)	266,545	229
VOXX International Corp. Class A(Æ)	32,286	216	Gores Holdings, Inc. Class A(Æ)	327,242	5,001
Weight Watchers International, Inc. (Æ)	44,267	1,586	Gulf Island Fabrication, Inc.	3,086	35
William Lyon Homes Class A(Æ)(Ñ)	231,734	5,239	Gulfport Energy Corp. (Æ)	303,000	3,825
Wingstop, Inc. (Ñ)	49,210	1,477	Hallador Energy Co.	4,100	28
XO Group, Inc. (Æ)	20,928	383	Independence Contract Drilling, Inc. (Æ)	98,599	382
ZAGG, Inc. (Æ)	63,827	539	Keane Group, Inc. (Æ)(Ñ)	49,999	766
Zumiez, Inc. (Æ)	7,500	95	Laredo Petroleum, Inc. (Æ)	58,876	763
		225,858	Mammoth Energy Services, Inc. (Æ)(Ñ)	83,396	1,223
			Matrix Service Co. (Æ)	153,593	1,589
Consumer Staples - 3.6%			Nabors Industries, Ltd.	270,768	2,088
Andersons, Inc. (The)	56,428	1,944	NCS Multistage Holdings, Inc. (Æ)	36,453	819
B&G Foods, Inc. Class A(Ñ)	89,385	3,240	Newpark Resources, Inc. (Æ)	230,997	1,929
Blue Apron Holdings, Inc. Class A(Æ)(Ñ)	148,400	981	Noble Corp. PLC(Æ)	103,856	415
Boston Beer Co. , Inc. Class A(Æ)	3,897	611	Oasis Petroleum, Inc. (Æ)	52,775	411
Cadiz, Inc. (Æ)(Ñ)	32,900	428	Oceaneering International, Inc.	67,269	1,725

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 41

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Pacific Ethanol, Inc. (Æ)	320,300	2,002	Bryn Mawr Bank Corp.	2,000	85
Patterson-UTI Energy, Inc.	29,331	567	Byline Bancorp, Inc. (Æ)	13,356	269
PBF Energy, Inc. Class A(Ñ)	86,907	1,979	Camden Property Trust(ö)	3,500	314
Phillips 66 Partners, LP(Ñ)	82,512	4,148	Capital City Bank Group, Inc.	5,990	128
ProPetro Holding Corp. (Æ)	80,300	1,044	Capital Southwest Corp.	64,104	1,070
Renewable Energy Group, Inc. (Æ)	51,013	638	Capstar Financial Holdings, Inc. (Æ)	38,586	679
REX American Resources Corp. (Æ)	10,550	1,055	CareTrust REIT, Inc. (ö)	4,443	81
Ring Energy, Inc. (Æ)	144,470	1,887	Cass Information Systems, Inc.	6,002	396
Rowan Cos. PLC Class A(Æ)	12,500	146	Cathay General Bancorp	19,615	735
RPC, Inc. (Ñ)	31,819	659	Cedar Realty Trust, Inc. (ö)	274,700	1,423
Sanchez Energy Corp. (Æ)(Ñ)	51,854	292	CenterState Banks, Inc.	27,656	691
Select Energy Services, Inc. Class A(Æ)(Ñ)	31,863	495	Central Pacific Financial Corp.	145,638	4,504
SemGroup Corp. Class A	56,870	1,538	Central Valley Community Bancorp(Ñ)	9,387	206
SunCoke Energy, Inc. (Æ)	187,641	1,679	Charter Financial Corp.	162,627	2,924
Tesco Corp. (Æ)	42,500	196	Chemical Financial Corp.	19,592	944
TETRA Technologies, Inc. (Æ)	903,900	2,540	Chemung Financial Corp.	1,627	66
Unit Corp. (Æ)	109,688	1,972	Cherry Hill Mortgage Investment Corp. (ö)	22,600	434
Westmoreland Coal Co. (Æ)	91,700	395	Chesapeake Lodging Trust(ö)	97,714	2,465
World Fuel Services Corp.	8,600	278	Civista Bancshares, Inc. (Ñ)	52,691	1,078
WPX Energy, Inc. (Æ)	44,546	480	CNO Financial Group, Inc.	205,444	4,700
		59,569	CoBiz Financial, Inc.	48,834	859
			Cohen & Steers, Inc.	37,012	1,495
Financial Services - 24.2%			Columbia Banking System, Inc.	96,232	3,834
1st Source Corp.	6,100	300	Columbia Property Trust, Inc. (ö)	29,468	641
Acadia Realty Trust(ö)	27,101	806	Community Bank System, Inc.	23,675	1,300
Alexander & Baldwin, Inc.	6,400	268	Community Healthcare Trust, Inc. (ö)	114,579	2,907
Allegiance Bancshares, Inc. (Æ)	2,200	83	Community Trust Bancorp, Inc.	27,424	1,185
Altisource Residential Corp. (ö)	43,045	560	Consolidated-Tomoka Land Co.	1,621	90
American Assets Trust, Inc. (ö)	23,760	965	Cousins Properties, Inc. (ö)	100,101	920
American Equity Investment Life Holding			CU Bancorp(Æ)	61,236	2,260
Co.	57,689	1,545	CyrusOne, Inc. (ö)	82,817	4,945
American National Bankshares, Inc.	5,639	212	DDR Corp. (ö)	16,500	168
AMERISAFE, Inc.	50,579	2,921	Diamond Hill Investment Group, Inc.	10,164	2,007
Ares Commercial Real Estate Corp. (ö)	83,694	1,071	DiamondRock Hospitality Co. (ö)	141,580	1,654
Argo Group International Holdings, Ltd.	30,099	1,804	Donegal Group, Inc. Class A	4,336	65
Arrow Financial Corp.	3,203	104	Dun & Bradstreet Corp. (The)	1,410	156
Ashford Hospitality Trust, Inc. (ö)	79,600	501	DuPont Fabros Technology, Inc. (ö)	44,793	2,792
Ashford, Inc. (Æ)	13,494	668	Eagle Bancorp, Inc. (Æ)	22,025	1,376
Assurant, Inc.	7,670	807	East West Bancorp, Inc.	15,100	860
Atlantic Capital Bancshares, Inc. (Æ)	13,755	265	EastGroup Properties, Inc. (ö)	21,187	1,847
Baldwin & Lyons, Inc. Class B	5,500	129	Education Realty Trust, Inc. (ö)	99,797	3,748
Banc of California, Inc. (Ñ)	61,026	1,254	EMC Insurance Group, Inc.	7,284	202
BancFirst Corp.	15,400	1,644	Employers Holdings, Inc.	10,713	464
Banco Latinoamericano de Comercio Exterior			Enova International, Inc. (Æ)	48,700	706
SA Class E	31,003	816	Enstar Group, Ltd. (Æ)	2,706	548
Bank of Marin Bancorp	6,410	427	Enterprise Financial Services Corp.	36,354	1,438
Bank of N. T. Butterfield & Son, Ltd.	25,664	875	Equity Commonwealth(Æ)(ö)	124,900	3,944
Bank of the Ozarks, Inc.	150,880	6,511	Euronet Worldwide, Inc. (Æ)	18,983	1,834
BankFinancial Corp.	2,700	40	Evercore Partners, Inc. Class A	63,224	4,973
Banner Corp.	39,000	2,253	Ezcorp, Inc. Class A(Æ)	243,881	1,902
Berkshire Hills Bancorp, Inc.	24,244	901	Fair Isaac Corp.	6,161	878
BGC Partners, Inc. Class A	131,153	1,654	Farmers Capital Bank Corp.	3,017	113
Blackhawk Network Holdings, Inc. Class			FB Financial Corp. (Æ)(Ñ)	17,655	607
A(Æ)	145,039	6,331	Federated National Holding Co.	10,105	161
Blue Capital Reinsurance Holdings, Ltd.	3,632	70	Fidelity Southern Corp.	7,700	162
Bluerock Residential Growth REIT, Inc.			Financial Institutions, Inc.	23,852	701
Class A(ö)	95,111	1,280	First Bancorp	8,600	269
Boston Private Financial Holdings, Inc.	37,527	576	First BanCorp(Æ)	202,258	1,186
Brandywine Realty Trust(ö)	81,372	1,368	First Bancshares, Inc.	800	22
Brookline Bancorp, Inc.	119,230	1,771	First Business Financial Services, Inc.	10,660	227

See accompanying notes which are an integral part of this quarterly report.

42 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
First Citizens BancShares, Inc. Class A	2,434	896	Investors Bancorp, Inc.	172,576	2,292
First Community Bancshares, Inc.	5,700	155	iStar, Inc. (Æ)(ö)	49,810	595
First Defiance Financial Corp.	18,800	973	Jack Henry & Associates, Inc.	53,151	5,704
First Financial Bancorp	24,638	631	Kearny Financial Corp.	581,917	8,497
First Financial Corp.	15,115	696	Kemper Corp.	107,840	4,233
First Financial Northwest, Inc.	1,600	26	Kennedy-Wilson Holdings, Inc. (Ñ)	312,438	6,280
First Foundation, Inc. (Æ)	179,500	3,113	Kite Realty Group Trust (ö)	40,717	836
First Horizon National Corp.	130,725	2,278	Ladenburg Thalmann Financial Services, Inc.	17,500	40
First Industrial Realty Trust, Inc. (ö)	40,643	1,240	Lakeland Bancorp, Inc.	196,321	3,799
First Interstate BancSystem, Inc. Class A	28,327	1,035	LaSalle Hotel Properties(ö)	38,030	1,123
First Merchants Corp.	93,602	3,785	LCNB Corp.	49,938	1,001
First Mid-Illinois Bancshares, Inc.	7,312	268	LegacyTexas Financial Group, Inc.	14,958	579
First Midwest Bancorp, Inc.	153,968	3,420	LendingTree, Inc. (Æ)(Ñ)	19,011	4,194
Flagstar Bancorp, Inc. (Æ)	24,197	788	Lexington Realty Trust(ö)	58,134	592
FNB Corp.	370,510	5,076	LPL Financial Holdings, Inc.	1,600	73
FNFV Group(Æ)	426,249	7,354	Mack-Cali Realty Corp. (ö)	54,419	1,428
Four Corners Property Trust, Inc. (ö)	26,593	675	MainSource Financial Group, Inc.	13,611	476
Franklin Financial Network, Inc. (Æ)	12,216	422	MB Financial, Inc.	93,923	3,842
Franklin Street Properties Corp. (ö)	65,516	693	MedEquities Realty Trust, Inc. (ö)	199,700	2,406
FRP Holdings, Inc. (Æ)(Þ)	18,716	864	Medical Properties Trust, Inc. (ö)	373,672	4,850
Fulton Financial Corp.	179,895	3,283	Mercantile Bank Corp.	1,200	38
GEO Group, Inc. (The) (ö)	73,696	2,163	Meridian Bancorp, Inc.	189,159	3,338
German American Bancorp, Inc.	3,972	142	Meta Financial Group, Inc.	3,130	223
Getty Realty Corp. (ö)	53,905	1,400	MGIC Investment Corp. (Æ)	51,206	598
Gladstone Commercial Corp. (ö)	19,833	422	Midland States Bancorp, Inc.	24,429	776
Golub Capital BDC, Inc. (Ñ)	29,650	580	MidWestOne Financial Group, Inc.	11,745	404
Gramercy Property Trust (ö)	149,374	4,514	Moelis & Co. Class A	58,797	2,405
Great Southern Bancorp, Inc.	14,130	734	Monogram Residential Trust, Inc. (ö)	53,705	642
Great Western Bancorp, Inc.	21,400	835	Morningstar, Inc.	48,650	4,017
Green Dot Corp. Class A(Æ)	113,604	4,572	National Bank Holdings Corp. Class A	116,400	3,973
Guaranty Bancorp	26,092	695	National Commerce Corp. (Æ)	16,176	648
Hallmark Financial Services, Inc. (Æ)	12,516	141	National Health Investors, Inc. (ö)	10,164	785
Hamilton Lane, Inc. Class A	34,759	781	National Western Life Group, Inc. Class A	2,450	825
Hancock Holding Co.	71,665	3,296	Navigators Group, Inc. (The)	33,880	1,931
Hannon Armstrong Sustainable Infrastructure			NBT Bancorp, Inc.	16,787	607
Capital, Inc. (ö)	27,363	636	New York REIT, Inc. (ö)	216,840	1,873
Hanover Insurance Group, Inc. (The)	38,015	3,606	NexPoint Residential Trust, Inc. (ö)	12,934	325
Health Insurance Innovations, Inc. Class			NMI Holdings, Inc. Class A(Æ)	222,439	2,625
A(Æ)(Ñ)	157,835	4,427	Northeast Bancorp	10,488	225
Healthcare Realty Trust, Inc. (ö)	25,068	835	Northfield Bancorp, Inc.	143,700	2,413
Hercules Technology Growth Capital, Inc.	83,854	1,119	Northrim BanCorp, Inc.	3,750	109
Heritage Commerce Corp.	60,614	841	Northwest Bancshares, Inc.	56,332	907
Heritage Financial Corp.	135,427	3,683	Old Line Bancshares, Inc. (Ñ)	9,057	245
Heritage Insurance Holdings, Inc.	53,808	679	Old National Bancorp	156,352	2,549
Hersha Hospitality Trust Class A(ö)	68,780	1,290	OM Asset Management PLC	255,143	3,845
Home Bancorp, Inc.	2,400	97	Oppenheimer Holdings, Inc. Class A	9,263	146
Home BancShares, Inc.	189,457	4,699	Pacific Premier Bancorp, Inc. (Æ)	56,471	2,027
HomeStreet, Inc. (Æ)	58,100	1,525	PacWest Bancorp	32,932	1,581
HomeTrust Bancshares, Inc. (Æ)	6,200	150	Park National Corp.	8,309	821
Hope Bancorp, Inc.	34,645	611	Park Sterling Corp.	30,670	356
Horace Mann Educators Corp.	9,695	358	PCSB Financial Corp. (Æ)(Ñ)	114,705	1,989
Howard Hughes Corp. (The)(Æ)	13,011	1,637	Peapack Gladstone Financial Corp.	2,600	81
Iberiabank Corp.	90,566	7,322	Pebblebrook Hotel Trust(ö)	20,474	689
Independence Holding Co.	2,732	61	Pennsylvania Real Estate Investment Trust
Independence Realty Trust, Inc. (ö)	278,599	2,817	(ö)	46,998	559
Independent Bank Corp.	105,871	2,244	Peoples Bancorp, Inc.	11,244	367
Independent Bank Group, Inc.	7,581	458	Peoples Financial Services Corp.	1,752	75
Infinity Property & Casualty Corp.	14,549	1,456	People's Utah Bancorp	47,452	1,319
InfraREIT, Inc. (ö)	60,386	1,359	Physicians Realty Trust(ö)	33,599	626
Investment Technology Group, Inc.	57,561	1,270	Planet Payment, Inc. (Æ)	419,886	1,360

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 43

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Popular, Inc.	76,300	3,215	TriState Capital Holdings, Inc. (Æ)	30,758	708
Potlatch Corp. (ö)	114,243	5,466	Triumph Bancorp, Inc. (Æ)	8,406	239
Preferred Apartment Communities, Inc. Class			TrustCo Bank Corp.	139,426	1,157
A(ö)	25,200	435	Trustmark Corp.	38,108	1,218
Preferred Bank	20,780	1,167	Two Harbors Investment Corp. (ö)	229,800	2,273
Primerica, Inc.	21,487	1,742	UMB Financial Corp.	65,179	4,540
Prosperity Bancshares, Inc.	67,787	4,346	Umpqua Holdings Corp.	224,114	4,155
Provident Financial Holdings, Inc.	5,437	103	Union Bankshares Corp.	26,500	819
Provident Financial Services, Inc.	33,650	892	United Bankshares, Inc.	52,958	1,827
PS Business Parks, Inc. (ö)	17,578	2,364	United Community Banks, Inc.	63,000	1,749
Pzena Investment Management, Inc. Class A	160,386	1,692	United Financial Bancorp, Inc.	246,557	4,460
QCR Holdings, Inc.	15,227	700	United Fire Group, Inc.	2,182	98
QTS Realty Trust, Inc. Class A(ö)	16,093	860	Urban Edge Properties (ö)	36,182	909
Radian Group, Inc.	31,996	557	Valley National Bancorp	107,264	1,274
RAIT Financial Trust(ö)	54,700	109	Voya Financial, Inc.	29,300	1,150
Ramco-Gershenson Properties Trust(ö)	50,640	714	Waddell & Reed Financial, Inc. Class A(Ñ)	36,061	745
Rayonier, Inc. (ö)	111,729	3,248	Walker & Dunlop, Inc. (Æ)	860	43
Real Industry, Inc. (Æ)	308,700	911	Washington Federal, Inc.	28,700	960
Redwood Trust, Inc. (ö)	46,835	809	Washington Real Estate Investment Trust(ö)	30,441	1,018
Reinsurance Group of America, Inc. Class A	6,060	850	WesBanco, Inc.	60,163	2,300
Renasant Corp.	17,180	728	Westamerica Bancorporation(Ñ)	57,925	3,169
Retail Opportunity Investments Corp. (ö)	392,547	7,961	Western Alliance Bancorp(Æ)	17,321	873
Retail Properties of America, Inc. Class A(ö)	12,300	163	Wintrust Financial Corp.	70,489	5,309
Rexford Industrial Realty, Inc. (ö)	23,558	672	WisdomTree Investments, Inc. (Ñ)	39,771	415
Riverview Bancorp, Inc.	12,800	97	WSFS Financial Corp.	32,255	1,456
RLI Corp.	13,913	808	Xenia Hotels & Resorts, Inc. (ö)	34,224	695
RLJ Lodging Trust(ö)	74,396	1,575			455,711
RMR Group, Inc. (The) Class A	2,900	142
Ryman Hospitality Properties, Inc. (ö)	70,615	4,420	Health Care - 12.1%
S&T Bancorp, Inc.	19,816	751	Abaxis, Inc.	89,799	4,221
Sandy Spring Bancorp, Inc.	21,500	861	Acadia Healthcare Co. , Inc. (Æ)(Ñ)	123,227	6,522
Selective Insurance Group, Inc.	49,966	2,531	Accelerate Diagnostics, Inc. (Æ)(Ñ)	67,646	1,776
Seritage Growth Properties(Ñ)(ö)	38,452	1,798	Acceleron Pharma, Inc. (Æ)	14,196	456
ServisFirst Bancshares, Inc.	17,388	632	Accuray, Inc. (Æ)(Ñ)	406,100	1,726
Shore Bancshares, Inc.	2,900	49	Aclaris Therapeutics, Inc. (Æ)(Ñ)	22,629	652
Sierra Bancorp	13,500	370	Acorda Therapeutics, Inc. (Æ)	41,391	896
SLM Corp. (Æ)	81,710	905	Addus HomeCare Corp. (Æ)	72,247	2,453
SmartFinancial, Inc. (Æ)	10,997	276	Aerie Pharmaceuticals, Inc. (Æ)	15,267	829
South State Corp.	84,376	7,067	Aimmune Therapeutics, Inc. (Æ)(Ñ)	18,851	406
Southern National Bancorp of Virginia, Inc.	20,957	355	Allscripts Healthcare Solutions, Inc. (Æ)	240,744	2,964
Southside Bancshares, Inc.	17,234	599	AMAG Pharmaceuticals, Inc. (Æ)(Ñ)	234,861	4,615
Southwest Bancorp, Inc.	79,167	2,066	Amicus Therapeutics, Inc. (Æ)	52,315	677
STAG Industrial, Inc. (ö)	24,302	663	AMN Healthcare Services, Inc. (Æ)	166,980	6,161
Starwood Waypoint Homes (ö)	171,180	5,984	Analogic Corp.	11,282	792
State Auto Financial Corp.	39,674	1,023	AngioDynamics, Inc. (Æ)	31,383	510
State Bank Financial Corp.	138,907	3,812	Anika Therapeutics, Inc. (Æ)	21,425	1,096
Sterling Bancorp	28,061	648	Apollo Endosurgery, Inc. (Æ)	158,665	1,019
Stewart Information Services Corp.	6,900	271	Array BioPharma, Inc. (Æ)	78,878	592
Stock Yards Bancorp, Inc.	11,153	400	Atrion Corp.	1,896	1,199
Stonegate Bank	55,308	2,574	Audentes Therapeutics, Inc. (Æ)	29,764	598
Summit Hotel Properties, Inc. (ö)	63,558	1,139	Avadel Pharmaceuticals PLC(Å)(Æ)	297,173	2,758
Sunstone Hotel Investors, Inc. (ö)	50,260	818	Avexis, Inc. (Æ)	11,420	1,058
Synovus Financial Corp.	5,900	257	AxoGen, Inc. (Æ)	142,212	2,247
TCF Financial Corp.	125,644	1,980	Biohaven Pharmaceutical Holding Co. , Ltd.
Terreno Realty Corp. (ö)	18,543	642	(Æ)	15,535	400
Territorial Bancorp, Inc.	9,193	277	BioTelemetry, Inc. (Æ)	175,220	5,993
Texas Capital Bancshares, Inc. (Æ)	17,941	1,406	BioTime, Inc. (Æ)(Ñ)	42,102	114
Third Point Reinsurance, Ltd. (Æ)	55,697	810	Bioverativ, Inc. (Æ)	59,587	3,693
Towne Bank	24,189	757	Bluebird Bio, Inc. (Æ)(Ñ)	15,182	1,431
TriCo Bancshares	53,647	1,979	Blueprint Medicines Corp. (Æ)	15,942	834

See accompanying notes which are an integral part of this quarterly report.

44 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Cambrex Corp. (Æ)	26,450	1,613	Neogen Corp. (Æ)	20,651	1,360
Cantel Medical Corp.	9,215	684	NeoGenomics, Inc. (Æ)(Ñ)	938,639	8,868
Capital Senior Living Corp. (Æ)	295,248	4,074	Neos Therapeutics, Inc. (Æ)(Ñ)	147,250	950
Cardiovascular Systems, Inc. (Æ)	84,967	2,681	Nevro Corp. (Æ)	5,550	478
Celldex Therapeutics, Inc. (Æ)	253,837	581	NuVasive, Inc. (Æ)	41,939	2,759
Cempra, Inc. (Æ)	5,000	20	Omnicell, Inc. (Æ)	43,213	2,144
Chemed Corp.	39,219	7,745	OraSure Technologies, Inc. (Æ)	36,903	647
Chimerix, Inc. (Æ)	14,694	73	Owens & Minor, Inc.	20,000	645
Cidara Therapeutics, Inc. (Æ)(Ñ)	8,600	60	Oxford Immunotec Global PLC(Æ)	49,152	826
Clovis Oncology, Inc. (Æ)	12,992	1,102	Pacira Pharmaceuticals, Inc. (Æ)	14,751	583
Community Health Systems, Inc. (Æ)	36,800	263	Paratek Pharmaceuticals, Inc. (Æ)	17,666	344
Corcept Therapeutics, Inc. (Æ)	125,232	1,562	PAREXEL International Corp. (Æ)	8,146	713
CorVel Corp. (Æ)	69,061	3,283	Penumbra, Inc. (Æ)(Ñ)	21,107	1,723
Cross Country Healthcare, Inc. (Æ)	136,456	1,605	PRA Health Sciences, Inc. (Æ)	49,828	3,707
CryoLife, Inc. (Æ)	14,695	276	Prestige Brands Holdings, Inc. (Æ)	107,885	5,786
Cutera, Inc. (Æ)	8,000	208	Prothena Corp. PLC(Æ)(Ñ)	18,103	1,118
Dynavax Technologies Corp. (Æ)	79,992	1,268	Puma Biotechnology, Inc. (Æ)	13,164	1,251
Emergent BioSolutions, Inc. (Æ)	14,700	535	Quality Systems, Inc. (Æ)	25,595	438
Endocyte, Inc. (Æ)	20,172	29	Quidel Corp. (Æ)	1,000	32
Ensign Group, Inc. (The)	283,328	6,337	Repligen Corp. (Æ)	30,572	1,231
Esperion Therapeutics, Inc. (Æ)	9,371	424	RTI Surgical, Inc. (Æ)	56,876	324
Exact Sciences Corp. (Æ)(Ñ)	28,443	1,104	Sage Therapeutics, Inc. (Æ)(Ñ)	10,806	862
Exactech, Inc. (Æ)	33,044	963	Sarepta Therapeutics, Inc. (Æ)	27,217	1,050
FibroGen, Inc. (Æ)	29,790	1,017	SciClone Pharmaceuticals, Inc. (Æ)	37,965	416
Geron Corp. (Æ)(Ñ)	180,697	479	SeaSpine Holdings Corp. (Æ)	141,852	1,600
Global Blood Therapeutics, Inc. (Æ)(Ñ)	27,377	715	Select Medical Holdings Corp. (Æ)	64,174	1,040
Globus Medical, Inc. Class A(Æ)	31,592	971	Spark Therapeutics, Inc. (Æ)	28,777	2,043
Halozyme Therapeutics, Inc. (Æ)(Ñ)	65,009	824	Steris PLC	74,368	6,087
HealthSouth Corp.	166,624	7,091	Supernus Pharmaceuticals, Inc. (Æ)	146,756	5,937
Healthways, Inc. (Æ)	10,416	413	Surmodics, Inc. (Æ)	20,241	533
Heska Corp. (Æ)	31,018	3,398	Tabula Rasa HealthCare, Inc. (Æ)	47,049	734
ICU Medical, Inc. (Æ)	5,837	1,003	Tactile Systems Technology, Inc. (Æ)(Ñ)	110,280	3,259
ImmunoGen, Inc. (Æ)(Ñ)	72,158	429	Tandem Diabetes Care, Inc. (Æ)(Ñ)	316,974	153
INC Research Holdings, Inc. Class A(Æ)	18,498	1,017	Teligent, Inc. (Æ)(Ñ)	167,136	1,317
Infinity Pharmaceuticals, Inc. (Æ)	83,100	119	Tetraphase Pharmaceuticals, Inc. (Æ)	9,800	64
Inogen, Inc. (Æ)	43,051	4,063	Trevena, Inc. (Æ)	13,100	34
Integra LifeSciences Holdings Corp. (Æ)	50,507	2,508	Trinity Biotech PLC - ADR(Æ)(Ñ)	218,337	1,325
Intercept Pharmaceuticals, Inc. (Æ)(Ñ)	10,856	1,272	Triple-S Management Corp. Class B(Æ)	17,600	272
Intersect ENT, Inc. (Æ)	16,038	439	Ultragenyx Pharmaceutical, Inc. (Æ)	16,358	1,085
Intra-Cellular Therapies, Inc. Class A(Æ)	4,600	53	Utah Medical Products, Inc.	22,317	1,542
Invacare Corp.	28,300	443	Varex Imaging Corp. (Æ)	146,337	4,514
iRhythm Technologies, Inc. (Æ)	9,304	385	Veeva Systems, Inc. Class A(Æ)	47,916	3,055
Ironwood Pharmaceuticals, Inc. Class A(Æ)	69,421	1,232	Verastem, Inc. (Æ)	29,692	108
K2M Group Holdings, Inc. (Æ)	80,527	1,959	ViewRay, Inc. (Æ)(Ñ)	164,597	779
Kite Pharma, Inc. (Æ)(Ñ)	16,932	1,836	Vivus, Inc. (Æ)(Ñ)	85,500	102
Lantheus Holdings, Inc. (Æ)	22,483	415	Voyager Therapeutics, Inc. (Æ)	3,000	25
Lexicon Pharmaceuticals, Inc. (Æ)(Ñ)	36,375	593	VWR Corp. (Æ)	56,096	1,851
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	77,388	9,358	WellCare Health Plans, Inc. (Æ)	1,130	200
Luminex Corp.	20,700	423	Wright Medical Group NV(Æ)	19,906	523
Magellan Health, Inc. (Æ)	1,970	147	Xencor, Inc. (Æ)	35,262	823
Masimo Corp. (Æ)	21,289	2,014	Zafgen, Inc. (Æ)	10,400	35
Medidata Solutions, Inc. (Æ)	11,845	910			227,240
MEI Pharma, Inc. (Æ)	26,993	77
Meridian Bioscience, Inc.	33,014	447	Materials and Processing - 6.4%
Merit Medical Systems, Inc. (Æ)	130,313	5,343	A Schulman, Inc.	71,741	1,887
Molina Healthcare, Inc. (Æ)	5,379	359	Advanced Drainage Systems, Inc.	28,459	585
Momenta Pharmaceuticals, Inc. (Æ)	23,069	382	AdvanSix, Inc. (Æ)	24,900	834
NanoString Technologies, Inc. (Æ)	37,096	564	Allegheny Technologies, Inc. (Ñ)	128,000	2,424
National HealthCare Corp.	11,133	726	Apogee Enterprises, Inc.	94,006	4,897
Nektar Therapeutics(Æ)	61,511	1,343	Armstrong Flooring, Inc. (Æ)	364,423	6,327

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 45

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Armstrong World Industries, Inc. (Æ)	111,925	5,435	Air Transport Services Group, Inc. (Æ)	147,087	3,583
Ashland Global Holdings, Inc.	4,000	260	Aircastle, Ltd.	10,800	254
Aspen Aerogels, Inc. (Æ)	5,200	24	Allegiant Travel Co. Class A	6,275	811
Atkore International Group, Inc. (Æ)	25,316	527	Allied Motion Technologies, Inc.	79,301	2,346
Belden, Inc.	8,852	637	Allison Transmission Holdings, Inc. Class A	3,400	129
Boise Cascade Co. (Æ)	3,900	118	American Superconductor Corp. (Æ)(Ñ)	13,799	44
Carpenter Technology Corp.	96,991	3,922	ArcBest Corp.	23,910	665
Clearwater Paper Corp. (Æ)	6,900	339	Ardmore Shipping Corp. (Ñ)	159,900	1,271
Cliffs Natural Resources, Inc. (Æ)	65,855	508	Argan, Inc.	13,810	890
Comfort Systems USA, Inc.	143,144	4,766	Astronics Corp. (Æ)	16,140	472
Compass Minerals International, Inc. (Ñ)	54,704	3,777	Atlas Air Worldwide Holdings, Inc. (Æ)	39,942	2,373
Emerge Energy Services, LP(Æ)(Ñ)	59,261	417	Babcock & Wilcox Co. (The) Class W(Æ)	291,615	15,363
Ferroglobe PLC	637,913	8,152	Babcock & Wilcox Enterprises, Inc. (Æ)	66,500	698
Global Brass & Copper Holdings, Inc.	1,700	54	Brady Corp. Class A	29,209	970
Haynes International, Inc.	32,000	1,001	Brink's Co. (The)	51,020	3,988
HB Fuller Co.	8,330	429	CAI International, Inc. (Æ)	9,800	257
Hi-Crush Partners, LP(Æ)	51,794	430	CBIZ, Inc. (Æ)	258,840	3,844
Ingevity Corp. (Æ)	24,772	1,449	Celadon Group, Inc. (Ñ)	306,100	1,393
Installed Building Products, Inc. (Æ)	34,214	1,841	Chart Industries, Inc. (Æ)	25,816	878
Interface, Inc. Class A	127,628	2,419	Control4 Corp. (Æ)	27,430	627
ITT, Inc.	111,058	4,553	Convergys Corp.	43,336	1,039
JELD-WEN Holding, Inc. (Æ)	11,979	391	Costamare, Inc.	100,220	645
Landec Corp. (Æ)	78,500	965	Covanta Holding Corp. (Ñ)	565,118	8,534
Lawson Products, Inc. (Æ)	1,900	44	Covenant Transportation Group, Inc. Class
LSI Industries, Inc.	12,000	100	A(Æ)	24,153	453
Masonite International Corp. (Æ)	22,355	1,736	CPI Aerostructures, Inc. (Æ)(Ñ)	49,779	473
Materion Corp.	27,210	1,047	CRA International, Inc.	77,438	3,005
Neenah Paper, Inc.	56,794	4,538	Curtiss-Wright Corp.	28,299	2,729
NewMarket Corp.	10,021	4,610	Deluxe Corp.	80,835	5,837
Olympic Steel, Inc.	14,359	245	DHI Group, Inc. (Æ)	54,200	119
PGT Innovations, Inc. (Æ)	31,388	408	Dorian LPG, Ltd. (Æ)	4,500	32
PolyOne Corp.	102,163	3,737	Ducommun, Inc. (Æ)	16,300	472
Quaker Chemical Corp.	31,719	4,500	DXP Enterprises, Inc. (Æ)	60,603	1,732
Quanex Building Products Corp.	70,679	1,520	Dycom Industries, Inc. (Æ)(Ñ)	20,373	1,846
RBC Bearings, Inc. (Æ)	15,788	1,632	Echo Global Logistics, Inc. (Æ)	53,420	729
Resolute Forest Products, Inc. (Æ)	38,000	177	Electronics For Imaging, Inc. (Æ)	74,522	3,620
Ryerson Holding Corp. (Æ)	6,400	55	EMCOR Group, Inc.	51,196	3,455
Schweitzer-Mauduit International, Inc.	11,700	450	EnerSys	14,700	1,062
Silgan Holdings, Inc.	147,870	4,481	Essendant, Inc. (Æ)	35,428	442
Simpson Manufacturing Co. , Inc.	43,896	1,944	ExlService Holdings, Inc. (Æ)	8,770	505
SiteOne Landscape Supply, Inc. (Æ)	16,950	890	Exponent, Inc.	64,295	4,192
Smart Sand, Inc. (Æ)(Ñ)	321,666	2,117	Ferroglobe Representation and Warranty
Stepan Co.	10,068	827	Insurance Trust(Å)(Æ)	98,500	—
Summit Materials, Inc. Class A(Æ)	144,531	4,111	Flir Systems, Inc.	92,063	3,436
Tronox, Ltd. Class A	136,704	2,649	Forrester Research, Inc.	7,053	288
Universal Stainless & Alloy Products, Inc. (Æ)	4,272	81	Forward Air Corp.	46,050	2,386
US Concrete, Inc. (Æ)(Ñ)	131,644	10,314	Franklin Electric Co. , Inc.	10,245	414
Valvoline, Inc.	39,050	885	FreightCar America, Inc.	155,200	2,552
Veritiv Corp. (Æ)	40,092	1,489	FTI Consulting, Inc. (Æ)	18,370	603
Versum Materials, Inc.	153,698	5,419	GasLog, Ltd. (Ñ)	8,500	155
Worthington Industries, Inc.	10,172	515	Gener8 Maritime, Inc. (Æ)	17,200	92
		119,889	Generac Holdings, Inc. (Æ)	35,100	1,263
			Genesee & Wyoming, Inc. Class A(Æ)	27,780	1,810
Producer Durables - 14.9%			GP Strategies Corp. (Æ)	88,257	2,529
AAR Corp.	9,350	350	Graham Corp.	4,400	88
ACCO Brands Corp. (Æ)	317,634	3,700	Granite Construction, Inc.	57,690	2,828
Advanced Energy Industries, Inc. (Æ)	32,307	2,344	Great Lakes Dredge & Dock Corp. (Æ)	1,011,435	3,995
Advisory Board Co. (The)(Æ)	15,322	861	Greenbrier Cos. , Inc.	11,847	533
Aerovironment, Inc. (Æ)	21,633	818	H&E Equipment Services, Inc.	22,404	506
AGCO Corp.	9,900	714	Harsco Corp. (Æ)	45,082	697

See accompanying notes which are an integral part of this quarterly report.

46 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Healthcare Services Group, Inc.	157,024	8,204	Spartan Motors, Inc.	27,639	245
Heartland Express, Inc.	1,400	30	Spirit Airlines, Inc. (Æ)	54,400	2,113
HEICO Corp.	103,723	8,335	SPX FLOW, Inc. (Æ)	17,748	629
Heidrick & Struggles International, Inc.	2,935	53	Square, Inc. Class A(Æ)	80,646	2,125
Herman Miller, Inc.	67,768	2,282	Standex International Corp.	36,005	3,455
Hub Group, Inc. Class A(Æ)	20,790	708	StealthGas, Inc. (Æ)	240,820	722
Hudson Technologies, Inc. (Æ)	116,997	947	Steelcase, Inc. Class A	70,991	969
Hyster-Yale Materials Handling, Inc.	18,379	1,302	Strattec Security Corp.	12,352	438
ICF International, Inc. (Æ)	29,921	1,354	Sun Hydraulics Corp.	11,141	461
Information Services Group, Inc. (Æ)	658,793	2,655	SuperCom, Ltd. (Æ)(Ñ)	147,563	514
InnerWorkings, Inc. (Æ)	424,499	5,004	Swift Transportation Co. Class A(Æ)(Ñ)	67,568	1,723
Insperity, Inc.	9,461	714	Sykes Enterprises, Inc. (Æ)	58,227	1,980
John Bean Technologies Corp.	27,134	2,507	Team, Inc. (Æ)(Ñ)	43,092	618
Kaman Corp. Class A	26,920	1,376	Teledyne Technologies, Inc. (Æ)	10,370	1,414
KBR, Inc.	527,224	7,866	Tennant Co.	5,000	378
Kelly Services, Inc. Class A	50,237	1,119	Textainer Group Holdings, Ltd. (Æ)(Ñ)	24,044	390
Kennametal, Inc.	14,521	536	Titan Machinery, Inc. (Æ)	88,870	1,586
Kforce, Inc.	7,900	148	TopBuild Corp. (Æ)	6,305	333
Kimball International, Inc. Class B	100,940	1,683	TriNet Group, Inc. (Æ)	36,795	1,288
KLX, Inc. (Æ)	36,662	1,903	Triumph Group, Inc.	35,100	899
Knight Transportation, Inc.	74,174	2,644	TrueBlue, Inc. (Æ)	28,439	727
Korn & Ferry International	77,080	2,578	Tutor Perini Corp. (Æ)	179,910	4,786
Kornit Digital, Ltd. (Æ)(Ñ)	244,160	5,054	Vectrus, Inc. (Æ)	17,669	601
Layne Christensen Co. (Æ)	5,500	58	Vishay Precision Group, Inc. (Æ)	2,300	40
Liquidity Services, Inc. (Æ)	38,300	260	WageWorks, Inc. (Æ)	97,975	6,388
Littelfuse, Inc.	42,248	7,611	Welbilt, Inc. (Æ)	92,361	1,800
Manitex International, Inc. (Æ)	7,200	51	Werner Enterprises, Inc.	27,800	824
Manitowoc Co. , Inc. (The)(Æ)	309,329	1,766	WESCO International, Inc. (Æ)	1,900	97
ManpowerGroup, Inc.	5,100	546	WNS Holdings, Ltd. - ADR(Æ)	37,838	1,307
Marlin Business Services Corp.	6,527	170	Woodward, Inc.	11,412	798
Marten Transport, Ltd.	108,553	1,732	YRC Worldwide, Inc. (Æ)	99,457	1,322
MasTec, Inc. (Æ)	128,247	5,924			280,897
MAXIMUS, Inc.	68,890	4,158
Maxwell Technologies, Inc. (Æ)(Ñ)	57,695	338	Technology - 14.1%
McGrath RentCorp	80,553	2,862	A10 Networks, Inc. (Æ)	9,200	65
Mobile Mini, Inc.	89,649	2,761	Acacia Communications, Inc. (Æ)(Ñ)	59,331	2,597
Modine Manufacturing Co. (Æ)	66,875	1,087	ACI Worldwide, Inc. (Æ)	61,977	1,436
Moog, Inc. Class A(Æ)	22,993	1,709	Acxiom Corp. (Æ)	180,266	4,862
MYR Group, Inc. (Æ)	32,080	1,020	ADTRAN, Inc.	75,166	1,763
Navistar International Corp. (Æ)(Ñ)	16,100	495	Aerohive Networks, Inc. (Æ)	465,627	2,193
NV5 Global, Inc. (Æ)	49,071	2,039	Alarm. com Holdings, Inc. (Æ)	54,124	2,058
Old Dominion Freight Line, Inc.	31,854	3,055	Alpha & Omega Semiconductor, Ltd. (Æ)	9,500	168
On Assignment, Inc. (Æ)	72,071	3,549	Ambarella, Inc. (Æ)	17,009	851
Orion Group Holdings, Inc. (Æ)	339,512	2,384	Amtech Systems, Inc. (Æ)	6,705	59
PAM Transportation Services, Inc. (Æ)	8,393	147	Anixter International, Inc. (Æ)	10,884	857
Park-Ohio Holdings Corp.	3,881	154	ARC Document Solutions, Inc. (Æ)	298,865	1,035
PFSweb, Inc. (Æ)	56,680	443	Aspen Technology, Inc. (Æ)	37,383	2,126
Powell Industries, Inc.	17,216	549	Asure Software, Inc. (Æ)	104,728	1,374
Primoris Services Corp.	50,252	1,253	Autobytel, Inc. (Æ)	68,381	753
Quad/Graphics, Inc.	3,653	82	Avid Technology, Inc. (Æ)	92,270	475
Raven Industries, Inc.	9,065	312	Bazaarvoice, Inc. (Æ)	572,544	2,691
Ritchie Bros Auctioneers, Inc. (Ñ)	151,737	4,284	Bel Fuse, Inc. Class B	44,428	1,122
RPX Corp. Class A(Æ)	61,022	834	Benchmark Electronics, Inc. (Æ)	75,912	2,555
RR Donnelley & Sons Co.	93,500	1,156	Blackbaud, Inc.	9,325	861
Rush Enterprises, Inc. Class A(Æ)	37,452	1,615	Blackline, Inc. (Æ)	27,180	1,054
Ryder System, Inc.	62,520	4,549	Blucora, Inc. (Æ)	30,167	676
Saia, Inc. (Æ)	20,136	1,094	CACI International, Inc. Class A(Æ)	6,403	801
Scorpio Tankers, Inc.	703,000	2,608	CalAmp Corp. (Æ)	331,465	6,331
SkyWest, Inc.	90,704	3,311	Calix, Inc. (Æ)	65,714	450
SP Plus Corp. (Æ)	6,730	220	Callidus Software, Inc. (Æ)	279,461	6,791

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 47

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Carbonite, Inc. (Æ)	335,816	7,926	Methode Electronics, Inc.	24,145	960
Cars. com, Inc. (Æ)(Ñ)	46,730	1,136	MicroStrategy, Inc. Class A(Æ)	5,720	769
Cavium, Inc. (Æ)	65,288	4,044	Mindbody Inc. Class A(Æ)(Ñ)	29,134	756
CEVA, Inc. (Æ)	47,730	2,207	MKS Instruments, Inc.	10,682	894
Ciena Corp. (Æ)	28,128	724	MobileIron, Inc. (Æ)	47,634	216
Cirrus Logic, Inc. (Æ)	23,609	1,451	Model N, Inc. (Æ)	52,407	692
Cognex Corp.	52,937	5,032	Monolithic Power Systems, Inc.	11,304	1,157
Coherent, Inc. (Æ)	10,734	2,845	Nanometrics, Inc. (Æ)	19,398	517
Cohu, Inc.	79,159	1,442	NeoPhotonics Corp. (Æ)(Ñ)	9,200	74
CommerceHub, Inc. (Æ)	263,982	4,760	NeuStar, Inc. Class A(Æ)	19,809	662
CommVault Systems, Inc. (Æ)	8,700	518	New Relic, Inc. (Æ)	5,375	252
Conduent, Inc. (Æ)	235,839	3,894	NIC, Inc.	170,168	2,765
Cornerstone OnDemand, Inc. (Æ)	99,925	4,028	Nice, Ltd. - ADR	4,447	332
Cree, Inc. (Æ)	49,481	1,282	Nutanix, Inc. Class A(Æ)(Ñ)	86,102	1,829
CSG Systems International, Inc.	8,114	336	Ooma, Inc. (Æ)(Ñ)	140,110	1,163
CTS Corp.	117,005	2,574	Orbotech, Ltd. (Æ)	18,431	654
Daktronics, Inc.	30,400	297	PC Connection, Inc.	44,183	1,140
Diebold Nixdorf, Inc. (Ñ)	198,388	4,642	PDF Solutions, Inc. (Æ)	425,766	6,834
Digi International, Inc. (Æ)	46,525	486	Perceptron, Inc. (Æ)	8,100	59
Digimarc Corp. (Æ)(Ñ)	11,136	349	Perficient, Inc. (Æ)	175,131	3,292
Digital Turbine, Inc. (Æ)(Ñ)	11,700	13	Photronics, Inc. (Æ)	66,856	672
Diodes, Inc. (Æ)	14,200	377	Pixelworks, Inc. (Æ)(Ñ)	9,633	45
DSP Group, Inc. (Æ)	30,899	389	Plantronics, Inc.	27,446	1,240
Electro Scientific Industries, Inc. (Æ)	34,339	297	Plexus Corp. (Æ)	14,091	755
Ellie Mae, Inc. (Æ)	7,692	671	Power Integrations, Inc.	70,725	4,997
EPAM Systems, Inc. (Æ)	6,883	591	Progress Software Corp.	16,000	512
ePlus, Inc. (Æ)	8,062	652	Proofpoint, Inc. (Æ)	27,522	2,346
Everbridge, Inc. (Æ)	28,648	678	Q2 Holdings, Inc. (Æ)	64,655	2,515
Evolent Health, Inc. Class A(Æ)(Ñ)	118,693	2,932	QAD, Inc. Class A	52,141	1,635
Extreme Networks, Inc. (Æ)	67,503	593	Qualys, Inc. (Æ)	5,727	230
Finisar Corp. (Æ)	122,507	3,335	Quantenna Communications, Inc. (Æ)	23,774	480
FireEye, Inc. (Æ)(Ñ)	361,850	5,294	Quantum Corp. (Æ)	73,746	597
Five9, Inc. (Æ)	536,844	11,842	RADCOM, Ltd. (Æ)(Ñ)	68,030	1,452
FormFactor, Inc. (Æ)	63,755	835	Radisys Corp. (Æ)	18,500	45
Gigamon, Inc. (Æ)	5,834	232	Rambus, Inc. (Æ)	66,371	856
Glu Mobile, Inc. (Æ)(Ñ)	71,400	195	Rapid7, Inc. (Æ)	15,624	237
GrubHub, Inc. (Æ)(Ñ)	59,565	2,748	RealPage, Inc. (Æ)	92,673	3,591
GTT Communications, Inc. (Æ)	59,665	1,823	Revolution Lighting Technologies, Inc. (Æ)(Ñ)	43,626	322
Harmonic, Inc. (Æ)	151,524	621	Rogers Corp. (Æ)	12,457	1,470
Hortonworks, Inc. (Æ)(Ñ)	175,162	2,347	Rubicon Project, Inc. (The)(Æ)	64,800	305
IAC InterActive Corp(Æ)	15,329	1,604	Rudolph Technologies, Inc. (Æ)	66,632	1,650
Immersion Corp. (Æ)(Ñ)	54,590	466	Sanmina Corp. (Æ)	30,189	1,082
Infinera Corp. (Æ)(Ñ)	52,500	616	ScanSource, Inc. (Æ)	48,030	1,902
Insight Enterprises, Inc. (Æ)	30,900	1,252	Science Applications International Corp.	23,373	1,646
InterXion Holding NV(Æ)	15,246	730	Seachange International, Inc. (Æ)	26,700	76
iRobot Corp. (Æ)	21,786	2,298	Semtech Corp. (Æ)	7,407	293
IXYS Corp. (Æ)	28,300	492	ShotSpotter, Inc. (Æ)	50,743	607
KEYW Holding Corp. (The)(Æ)(Ñ)	146,000	1,289	Sigma Designs, Inc. (Æ)	70,672	459
Kimball Electronics, Inc. (Æ)	114,771	2,232	Silicon Laboratories, Inc. (Æ)	16,530	1,241
Kulicke & Soffa Industries, Inc. (Æ)	7,000	151	Silicon Motion Technology Corp. - ADR	24,843	1,021
KVH Industries, Inc. (Æ)	8,811	96	Silver Spring Networks, Inc. (Æ)(Ñ)	24,900	282
Leidos Holdings, Inc.	73,516	3,929	Sonus Networks, Inc. (Æ)	120,600	824
Liberty Expedia Holdings, Inc. Class A(Æ)	49,336	2,815	SPS Commerce, Inc. (Æ)	3,686	213
Liberty Interactive Corp. (Æ)	107,615	6,518	Stratasys, Ltd. (Æ)	27,100	650
LogMeIn, Inc.	18,396	2,142	Super Micro Computer, Inc. (Æ)	33,425	898
Lumentum Holdings, Inc. (Æ)	61,199	3,831	Synaptics, Inc. (Æ)	4,640	244
ManTech International Corp. Class A	32,568	1,294	Synchronoss Technologies, Inc. (Æ)	6,100	103
Match Group, Inc. (Æ)(Ñ)	30,770	562	SYNNEX Corp.	22,348	2,658
Meet Group, Inc. (Æ)	69,033	347	Tech Data Corp. (Æ)	34,128	3,495
Mercury Systems, Inc. (Æ)	21,900	962	TeleNav, Inc. (Æ)	112,267	842

See accompanying notes which are an integral part of this quarterly report.

48 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Tremor Video, Inc. (Æ)	27,550	58		Total Investments in Other Funds
TrueCar, Inc. (Æ)(Ñ)	357,674	6,770		(cost $1,825)		2,095
TTM Technologies, Inc. (Æ)	151,498	2,633
Tyler Technologies, Inc. (Æ)	2,937	505		Warrants & Rights - 0.0%
Ultra Clean Holdings(Æ)	18,955	444		TETRA Technologies, Inc. (Æ)
USA Technologies, Inc. (Æ)	202,760	1,125		2021 Warrant	93,700	65
Varonis Systems, Inc. (Æ)	132,017	4,918		Total Warrants & Rights
Veeco Instruments, Inc. (Æ)	54,827	1,688		(cost $21)		65
Verint Systems, Inc. (Æ)	22,700	900
Viavi Solutions, Inc. Class W(Æ)	187,340	2,055		Short-Term Investments - 5.7%
Vocera Communications, Inc. (Æ)	52,347	1,428		U. S. Cash Management Fund	101,417,776(8)	101,428
Xperi Corp.	230,214	6,733		United States Treasury Bills(~)(§)
Zynga, Inc. Class A(Æ)	14,800	53		1.070% due 11/02/17	5,700	5,684
		264,883		Total Short-Term Investments
				(cost $107,116)		107,112
Utilities - 3.9%
8x8, Inc. (Æ)	102,568	1,303		Other Securities - 8.0%
Algonquin Power & Utilities Corp.	334,336	3,587		U. S. Cash Collateral Fund(×)	150,106,973(8)	150,107
ALLETE, Inc.	22,800	1,671		Total Other Securities
American States Water Co.	105,873	5,235		(cost $150,107)		150,107
Black Hills Corp.	6,136	427
Boingo Wireless, Inc. (Æ)	361,823	5,365		Total Investments 108.1%
Chesapeake Utilities Corp.	15,000	1,159		(identified cost $1,748,482)		2,034,132
Cogent Communications Holdings, Inc.	89,741	3,747
Comstock Resources, Inc. (Æ)(Ñ)	48,105	341		Other Assets and Liabilities, Net
Consolidated Water Co. , Ltd.	22,236	287	-	(8.1%)		(151,743)
Dynegy, Inc. Class A(Æ)	109,218	981		Net Assets - 100.0%		1,882,389
El Paso Electric Co.	18,500	960
Extraction Oil & Gas, Inc. (Æ)	80,200	977
Gogo, Inc. (Æ)(Ñ)	58,245	709
j2 Global, Inc.	96,484	8,166
Midstates Petroleum Co. , Inc. (Æ)	119,700	1,697
New Jersey Resources Corp.	19,214	810
Northwest Natural Gas Co.	29,018	1,831
NorthWestern Corp.	21,000	1,214
NRG Yield, Inc. Class A	235,442	4,292
NRG Yield, Inc. Class C	40,467	753
ONE Gas, Inc.	23,345	1,699
Ormat Technologies, Inc.	13,943	827
Otter Tail Corp.	15,281	618
PNM Resources, Inc.	70,152	2,796
Portland General Electric Co.	98,410	4,398
Pure Cycle Corp. (Æ)(Ñ)	178,677	1,322
Resolute Energy Corp. (Æ)(Ñ)	35,908	1,219
RingCentral, Inc. Class A(Æ)	91,380	3,180
South Jersey Industries, Inc.	58,318	1,981
Southwest Gas Holdings, Inc.	17,163	1,375
Ultra Petroleum Corp. (Æ)	27,272	281
Unitil Corp.	3,000	152
US Cellular Corp. (Æ)	7,050	267
Vistra Energy Corp.	417,527	6,860
WGL Holdings, Inc.	9,506	815
		73,302

Total Common Stocks
(cost $1,489,413)		1,774,753

Investments in Other Funds - 0.1%
Financial Services - 0.1%
SPDR S&P Biotech ETF	26,798	2,095

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 49

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.1%
Avadel Pharmaceuticals PLC	01/03/17	297,173	12.25	3,641	2,758
Ferroglobe Representation and Warranty Insurance Trust	03/11/15	98,500	—	—	—
					2,758
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures	961	USD	68,442	09/17	34
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts(å)					34

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$225,858	$—	$—	$—	$225,858
Consumer Staples	67,404	—	—	—	67,404
Energy	59,569	—	—	—	59,569
Financial Services	455,711	—	—	—	455,711
Health Care	227,240	—	—	—	227,240
Materials and Processing	119,889	—	—	—	119,889
Producer Durables	280,897	—	—	—	280,897
Technology	264,883	—	—	—	264,883
Utilities	73,302	—	—	—	73,302
Investments in Other Funds	2,095	—	—	—	2,095
Warrants & Rights	—	—	65	—	65
Short-Term Investments	—	5,684	—	101,428	107,112
Other Securities	—	—	—	150,107	150,107
Total Investments	1,776,848	5,684	65	251,535	2,034,132

Other Financial Instruments
Assets
Futures Contracts	34	—	—	—	34
Total Other Financial Instruments*	$34	$—	$—	$—	$34

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

See accompanying notes which are an integral part of this quarterly report.

50 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

U.S. Small Cap Equity Fund 51

Russell Investment Company
International Developed Markets Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.8%			UCB SA	86,397	6,295
Australia - 3.7%
AGL Energy, Ltd.	350,649	6,761			37,256
Amcor, Ltd. Class A	78,464	963	Bermuda - 0.3%
Aristocrat Leisure, Ltd.	630,039	10,219	CK Infrastructure Holdings, Ltd.	155,000	1,448
Australia & New Zealand Banking			XL Group, Ltd.	117,659	5,224
Group, Ltd. - ADR	151,084	3,589			6,672
Bendigo & Adelaide Bank, Ltd.	36,358	324	Brazil - 0.5%
BGP Holdings PLC(Å)(Æ)	559,805	10	BM&FBovespa SA - Bolsa de Valores
Brambles, Ltd.	102,157	755	Mercadorias e Futuros(Æ)	894,486	5,878
Coca-Cola Amatil, Ltd.	134,600	886	Cielo SA	506,020	4,235
Commonwealth Bank of Australia - ADR	87,440	5,858	Embraer SA - ADR(Ñ)	211,800	4,293
CSL, Ltd.	32,400	3,271			14,406
Dexus Property Group(Æ)(ö)	216,800	1,629	Canada - 4.0%
GPT Group (The) (ö)	102,630	394	Amaya, Inc. (Æ)	38,400	681
Investa Office Fund(ö)	24,800	90	Atco, Ltd. Class I	23,600	879
Macquarie Group, Ltd.	212,095	14,568	Bank of Montreal	112,171	8,508
Mirvac Group(ö)	1,032,600	1,799	Bank of Nova Scotia (The)	116,416	7,253
National Australia Bank, Ltd. - ADR	142,699	3,426	BCE, Inc.	30,454	1,429
Newcrest Mining, Ltd.	312,400	5,043	Brookfield Asset Management, Inc.
Northern Star Resources, Ltd.	164,300	578	Class A	102,164	3,973
Qantas Airways, Ltd.	1,196,900	5,094	CAE, Inc.	70,900	1,202
QBE Insurance Group, Ltd.	760,400	7,224	Canadian Imperial Bank of Commerce	80,902	7,022
Rio Tinto, Ltd. - ADR	33,607	1,771	Canadian National Railway Co.	7,586	599
			Canadian Real Estate Investment
Sandfire Resources NL	130,079	603
			Trust(ö)	4,000	145
Santos, Ltd. (Æ)	237,100	646
			Canadian Tire Corp. , Ltd. Class A	7,809	891
Stockland (ö)	793,750	2,672
			CI Financial Corp.	20,500	447
Telstra Corp. , Ltd.	510,033	1,673
			Cogeco Communications, Inc.	5,900	412
Treasury Wine Estates, Ltd.	102,600	1,001
			Constellation Software, Inc.	1,000	539
Vicinity Centres(ö)	791,100	1,744
			Empire Co. , Ltd. Class A	3,500	57
Wesfarmers, Ltd. (Æ)	229,099	7,472
			Encana Corp.	391,431	3,940
Westpac Banking Corp.	98,970	2,529
			First Quantum Minerals, Ltd.	337,838	3,734
Whitehaven Coal, Ltd. (Æ)	206,900	492
			George Weston, Ltd.	36,400	3,179
Woolworths, Ltd.	117,814	2,519
			Granite Real Estate Investment Trust(ö)	14,900	600
		95,603
			Great-West Lifeco, Inc.	19,369	553
Austria - 0.5%			H&R Real Estate Investment Trust (ö)	70,400	1,191
Erste Group Bank AG(Æ)	251,031	10,447	Hydro One, Ltd. (Þ)	17,138	307
Lenzing AG	295	53	Intact Financial Corp.	17,300	1,344
OMV AG	23,845	1,352	Loblaw Cos. , Ltd.	89,600	4,880
		11,852
			Magna International, Inc. Class A	31,515	1,503
Belgium - 1.4%			Manulife Financial Corp.	320,730	6,607
Ageas	74,355	3,350	Maple Leaf Foods, Inc.	2,200	61
Anheuser-Busch InBev SA	68,240	8,223	National Bank of Canada	97,000	4,368
Colruyt SA	17,701	993	Paramount Resources, Ltd. Class A(Æ)	17,700	284
Groupe Bruxelles Lambert SA	27,192	2,790	Power Corp. of Canada	94,868	2,307
KBC Groep NV	152,370	12,622	RioCan Real Estate Investment Trust (ö)	90,300	1,745
Proximus	57,120	2,007	Rogers Communications, Inc. Class B	100,500	5,226
Solvay SA	6,795	976	Royal Bank of Canada - GDR	78,820	5,880

See accompanying notes which are an integral part of this quarterly report.

52 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Saputo, Inc. - ADR	34,600	1,173	Airbus Group SE	132,538	11,051
Seven Generations Energy, Ltd. Class			Arkema SA	7,017	799
A(Æ)	57,638	1,002
			Atos SE	35,154	5,344
Smart Real Estate Investment Trust (ö)	25,300	636
			AXA SA	157,689	4,661
Sun Life Financial, Inc.	29,126	1,116
			BNP Paribas SA	279,223	21,684
Teck Resources, Ltd. Class B	38,142	828
			Bouygues SA - ADR	231,557	9,919
TELUS Corp.	148,500	5,364
			Capgemini SE	5,956	649
Toronto Dominion Bank	203,044	10,466
			Carrefour SA	47,279	1,137
Trisura Group, Ltd. (Æ)	579	12
			Casino Guichard Perrachon SA	24,565	1,499
West Fraser Timber Co. , Ltd.	19,598	1,041
			Cie de Saint-Gobain	179,346	9,939
		103,384	Credit Agricole SA	526,029	9,252
Cayman Islands - 1.0%			Danone SA	20,145	1,504
Melco Crown Entertainment, Ltd. - ADR	209,716	4,236	Dassault Aviation SA	936	1,403
Tencent Holdings, Ltd.	567,418	22,625	Derichebourg SA	35,557	312
		26,861
			Engie SA	225,065	3,626
China - 1.3%			Essilor International SA	57,425	7,283
Alibaba Group Holding, Ltd. - ADR(Æ)	101,322	15,700	Eurazeo SA	14,641	1,195
JD. com, Inc. - ADR(Æ)	114,921	5,191	Faurecia	56,589	3,149
Lenovo Group, Ltd.	12,660,000	7,847	Gecina SA(ö)	8,913	1,346
Weibo Corp. - ADR(Æ)(Ñ)	54,874	4,223	Hermes International	9,053	4,588
		32,961	Ipsen SA	2,858	366
Colombia - 0.1%			L'Oreal SA	36,197	7,506
			LVMH Moet Hennessy Louis Vuitton
Ecopetrol SA - ADR(Ñ)	197,000	1,840
			SE - ADR	8,526	2,148
Czech Republic - 0.0%			Neopost SA	2,720	125
Komercni Banka AS	19,300	833	Orange SA - ADR	73,407	1,236
			Pernod Ricard SA	7,341	1,019
Denmark - 1.6%
			Peugeot SA	37,159	801
Coloplast A/S Class B	40,161	3,455
			Publicis Groupe SA - ADR	188,610	14,274
Danske Bank A/S	369,483	14,984
			Renault SA	12,183	1,098
DFDS A/S	12,958	739
			Rexel SA Class H	276,674	4,376
DSV A/S	109,078	7,049
			Safran SA	54,793	5,178
Genmab A/S(Æ)	19,203	4,361
			Sanofi - ADR	225,421	21,505
ISS A/S	63,680	2,614
			Schneider Electric SE(Æ)	172,892	13,555
Novo Nordisk A/S Class B	200,606	8,569
			SCOR SE - ADR	67,308	2,838
Royal Unibrew A/S	1,190	59
			Societe Generale SA	52,546	3,087
Vestas Wind Systems A/S	8,680	849
		42,679	Thales SA	43,820	4,856
			Total SA	355,671	18,065
Finland - 0.2%			Vallourec SA(Æ)(Ñ)	989,124	5,848
Neste OYJ	5,330	231
			Veolia Environnement SA	54,000	1,218
Sampo OYJ Class A	36,364	1,992
			Vinci SA	146,886	13,168
Stora Enso OYJ Class R	61,052	817			233,091

UPM-Kymmene OYJ	29,300	798
Valmet OYJ	40,450	737	Germany - 7.7%
		4,575	adidas AG	23,098	5,278
			Allianz SE	28,439	6,059
France - 9.0%			BASF SE	12,521	1,193
Air France-KLM(Æ)	51,160	690
			Bayer AG	209,106	26,517
Air Liquide SA Class A	79,752	9,794

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 53

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bayerische Motoren Werke AG	12,486	1,148	SJM Holdings, Ltd.	3,220,400	3,223
Beiersdorf AG	25,710	2,821	Sun Hung Kai Properties, Ltd.	72,000	1,116
Continental AG	37,567	8,471	Swire Pacific, Ltd. Class A	142,500	1,421
Covestro AG(Þ)	90,995	7,067	Swire Properties, Ltd.	155,600	538
Daimler AG	113,809	7,982	WH Group, Ltd. (Þ)	5,146,500	4,831
Deutsche Bank AG	239,532	4,278	Wharf Holdings, Ltd. (The)	216,000	1,835
Deutsche Boerse AG	249,284	26,077	Wheelock & Co. , Ltd.	309,000	2,329
Deutsche Lufthansa AG	260,718	5,605	Yue Yuen Industrial Holdings, Ltd.	171,000	706
Deutsche Telekom AG	227,857	4,163			58,005
Evonik Industries AG	30,020	1,023	India - 0.5%
Fresenius SE & Co. KGaA	16,889	1,428	HDFC Bank, Ltd. - ADR	123,289	11,932
GEA Group AG	90,000	3,659
HeidelbergCement AG	57,309	5,686	Indonesia - 0.3%
			Bank Central Asia Tbk PT	5,123,900	7,187
Henkel AG & Co. KGaA	11,745	1,479
Hugo Boss AG	49,100	3,702	Ireland - 0.7%
Infineon Technologies AG - ADR	232,613	5,062	CRH PLC	193,189	6,771
K+S AG	14,431	375	James Hardie Industries PLC	221,964	3,408
Linde AG	41,200	7,890	Ryanair Holdings PLC - ADR(Æ)	19,738	2,237
MAN SE	12,673	1,405	Willis Towers Watson PLC	33,290	4,956
Metro AG	23,720	267			17,372
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	84,085	18,065	Israel - 0.8%
SAP SE - ADR	138,982	14,729	Azrieli Group	7,710	421
Siemens AG	139,772	18,981	Bank Hapoalim BM	549,221	3,804
Siltronic AG(Æ)	2,060	224	Bank Leumi Le-Israel BM	596,848	2,867
			Bezeq The Israeli Telecommunication
Talanx AG	73,982	3,053	Corp. , Ltd.	616,700	915
			Check Point Software Technologies, Ltd.
Zalando SE(Æ)(Þ)	138,917	199,905 6,218	(Æ)	30,904	3,269
			Israel Discount Bank, Ltd. Class A(Æ)	173,200	447
Hong Kong - 2.2%			Mizrahi Tefahot Bank, Ltd.	44,210	799
AIA Group, Ltd.	989,382	7,800
			Nice, Ltd.	8,110	605
Cheung Kong Property Holdings, Ltd.	258,500	2,092	Teva Pharmaceutical Industries, Ltd.
China Mobile, Ltd.	466,500	4,990	ADR	190,000	6,113
CK Hutchison Holdings, Ltd.	105,196	1,386	Teva Pharmaceutical Industries, Ltd.	37,691	1,214
CLP Holdings, Ltd.	72,000	768			20,454
Guangdong Investment, Ltd.	2,319,200	3,267

Hang Seng Bank, Ltd.	42,700	929	Italy - 3.3%
			Assicurazioni Generali SpA	30,590	555
Henderson Land Development Co. , Ltd.	239,400	1,384
			Davide Campari-Milano SpA	760,362	5,628
HKT Trust & HKT, Ltd.	1,248,000	1,636
			Enel SpA	5,712,176	32,603
Hongkong Land Holdings, Ltd.	271,600	2,042
			ENI SpA - ADR	1,242,789	19,663
Hysan Development Co. , Ltd.	315,000	1,525
			FinecoBank Banca Fineco SpA	393,982	3,456
Jardine Matheson Holdings, Ltd.	16,800	1,072
			Gruppo Editoriale L'Espresso SpA(Æ)	54,994	51
Jardine Strategic Holdings, Ltd.	10,300	420
			Intesa Sanpaolo SpA	172,638	595
Kerry Properties, Ltd.	547,500	1,920
			Italgas SpA	110,301	607
Link Real Estate Investment Trust (ö)	508,000	4,127
			Leonardo SpA	27,360	477
MTR Corp. , Ltd.	131,500	760
			Mediobanca SpA	188,700	1,968
New World Development Co. , Ltd.	1,620,631	2,189
Semiconductor Manufacturing			Parmalat SpA	307,920	1,116
Internationa Corp. (Æ)	3,365,200	3,699	Saras SpA	90,987	209

See accompanying notes which are an integral part of this quarterly report.

54 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Snam Rete Gas SpA	555,501	2,629	Isuzu Motors, Ltd.	716,700	9,851
Societa Cattolica di Assicurazioni SCRL	55,300	478	ITOCHU Corp.	270,600	4,246
Telecom Italia SpA(Æ)	5,328,131	5,488	Japan Petroleum Exploration Co. , Ltd.	30,100	628
Telecom Italia SpA	94,500	78	Japan Post Bank Co. , Ltd.	149,800	1,927
UniCredit SpA(Æ)	489,339	9,629	Japan Post Holdings Co. , Ltd.	444,100	5,603
		85,230	Japan Retail Fund Investment Corp. (ö)	210	401
Japan - 15.1%			Japan Tobacco, Inc.	56,800	1,976
77 Bank, Ltd. (The)	56,000	289	JX Holdings, Inc.	1,052,500	4,690
Aisin Seiki Co. , Ltd.	16,000	835	Kajima Corp.	236,000	2,059
Alfresa Holdings Corp.	30,600	564	Kansai Electric Power Co. , Inc. (The)	19,000	255
Alps Electric Co. , Ltd.	150,000	4,094	Kao Corp.	50,000	3,047
Amada Holdings Co. , Ltd.	27,000	309	KDDI Corp.	49,400	1,308
Aozora Bank, Ltd.	673,000	2,590	Keyence Corp.	5,600	2,591
Asahi Kasei Corp.	106,000	1,216	Komatsu, Ltd.	164,300	4,415
Astellas Pharma, Inc.	869,100	11,098	Kuraray Co. , Ltd.	65,000	1,267
Bandai Namco Holdings, Inc.	14,600	508	Lawson, Inc.	38,900	2,651
Benesse Holdings, Inc.	7,000	268	Marubeni Corp.	783,400	5,196
Bridgestone Corp.	32,000	1,352	Matsumotokiyoshi Holdings Co. , Ltd.	19,300	1,190
Canon, Inc.	64,100	2,237	McDonald's Holdings Co. Japan, Ltd.	32,200	1,310
Central Japan Railway Co.	15,400	2,481	Medipal Holdings Corp.	76,400	1,400
Chubu Electric Power Co. , Inc.	78,400	1,030	Megmilk Snow Brand Co. , Ltd.	12,800	354
Coca-Cola West Co. , Ltd.	29,700	897	Miraca Holdings, Inc.	10,000	457
Dai-ichi Life Holdings, Inc.	279,225	4,838	Mitsubishi Chemical Holdings Corp.	380,000	3,202
Daiichi Sankyo Co. , Ltd.	74,300	1,624	Mitsubishi Corp.	56,600	1,231
Daikin Industries, Ltd.	15,400	1,636	Mitsubishi Electric Corp.	38,200	593
Daito Trust Construction Co. , Ltd.	17,100	2,891	Mitsubishi Tanabe Pharma Corp.	71,300	1,700
DeNA Co. , Ltd.	27,200	599	Mitsubishi UFJ Financial Group, Inc.	1,537,400	9,787
Denso Corp.	18,300	882	Mitsui & Co. , Ltd.	112,400	1,638
East Japan Railway Co.	7,200	676	Mitsui Chemicals, Inc.	287,000	1,642
Eisai Co. , Ltd.	93,200	5,003	Mixi, Inc.	65,800	3,605
FANUC Corp.	28,100	5,750	Mizuho Financial Group, Inc.	1,280,900	2,281
Fuji Electric Co. , Ltd.	1,063,000	5,861	Morinaga Milk Industry Co. , Ltd.	91,000	665
Fuji Heavy Industries, Ltd.	46,142	1,671	MS&AD Insurance Group Holdings, Inc.	21,200	744
Fuji Media Holdings, Inc.	9,000	130	NEC Corp.	148,000	403
FUJIFILM Holdings Corp.	74,200	2,730	NH Foods, Ltd.	107,000	3,169
Fujitsu, Ltd.	1,819,000	13,604	Nidec Corp.	38,200	4,213
Gunma Bank, Ltd. (The)	43,400	255	Nintendo Co. , Ltd.	17,700	6,011
H2O Retailing Corp.	5,700	93	Nippon Denko Co. , Ltd.	16,700	79
Hankyu Hanshin Holdings, Inc.	17,100	610	Nippon Electric Glass Co. , Ltd.	7,000	249
Haseko Corp.	44,800	562	Nippon Steel & Sumitomo Metal Corp.	14,300	352
Hitachi, Ltd.	1,964,000	13,545	Nippon Suisan Kaisha, Ltd.	112,500	657
Hokuhoku Financial Group, Inc.	22,900	373	Nippon Telegraph & Telephone Corp.	216,502	10,584
Honda Motor Co. , Ltd.	544,770	15,370	Nippon Television Holdings, Inc.	45,400	777
Idemitsu Kosan Co. , Ltd.	25,500	619	Nissan Motor Co. , Ltd.	122,200	1,215
IHI Corp.	2,269,000	7,475	Nitori Holdings Co. , Ltd.	11,000	1,552
Iida Group Holdings Co. , Ltd.	194,200	3,323	Nomura Holdings, Inc.	332,600	1,981
Inpex Corp.	1,296,100	12,644	NTT DOCOMO, Inc.	312,400	7,255

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 55

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Obayashi Corp.	340,800	4,104	Toray Industries, Inc.	123,000	1,113
Oji Holdings Corp.	181,000	929	Toyota Industries Corp.	15,800	851
Ono Pharmaceutical Co. , Ltd.	169,100	3,707	Toyota Motor Corp.	176,500	9,989
Open House Co. , Ltd.	13,000	431	Trend Micro, Inc.	108,700	5,447
ORIX Corp.	206,300	3,377	Ulvac, Inc.	12,600	677
Osaka Gas Co. , Ltd.	327,000	1,310	West Japan Railway Co.	60,400	4,340
Penta-Ocean Construction Co. , Ltd.	76,000	453	Yamada Denki Co. , Ltd.	328,400	1,754
Recruit Holdings Co. , Ltd.	22,200	384			392,766
Resona Holdings, Inc.	103,000	531	Jersey - 0.2%
Rohm Co. , Ltd.	17,000	1,320	Centamin PLC	73,900	162
Saizeriya Co. , Ltd.	4,200	122	Glencore PLC(Æ)	516,697	2,285
Secom Co. , Ltd.	8,200	616	Wolseley PLC - ADR	28,020	1,676
Sega Sammy Holdings, Inc.	23,400	316			4,123
Seibu Holdings, Inc.	311,300	5,442
Seino Holdings Co. , Ltd.	31,800	429	Luxembourg - 0.1%
			Samsonite International SA	751,800	3,153
Sekisui Chemical Co. , Ltd.	39,800	734
Sekisui House, Ltd.	52,800	916	Macao - 0.2%
Seven & i Holdings Co. , Ltd.	15,900	641	Sands China, Ltd.	1,220,800	5,668
Shimamura Co. , Ltd.	8,300	1,031	Malaysia - 0.2%
Shimizu Corp.	126,000	1,333	CIMB Group Holdings BHD	4,348,000	6,650
Shionogi & Co. , Ltd.	8,200	438
Showa Shell Sekiyu KK	24,000	262	Netherlands - 4.2%
SMC Corp.	14,600	4,649	ABN AMRO Group NV(Þ)	215,354	6,096
SoftBank Corp.	124,400	10,107	Aegon NV	1,477,305	8,288
Sojitz Corp.	331,500	837	AerCap Holdings NV(Æ)	21,556	1,058
Sompo Japan Nipponkoa Holdings, Inc.	113,000	4,439	Akzo Nobel NV	21,089	1,910
Sony Corp.	411,900	16,924	ASM International NV	2,820	170
Sumitomo Bakelite Co. , Ltd.	9,000	66	ASML Holding NV	28,309	4,292
Sumitomo Chemical Co. , Ltd.	184,000	1,081	BE Semiconductor Industries NV	990	64
Sumitomo Corp.	663,300	8,981	Boskalis Westminster	7,110	254
Sumitomo Electric Industries, Ltd.	41,400	672	EXOR NV	970	58
Sumitomo Mitsui Financial Group, Inc.	256,900	10,059	Heineken NV	52,234	5,452
Sumitomo Osaka Cement Co. , Ltd.	1,140,000	5,349	ING Groep NV	897,517	16,803
Sumitomo Rubber Industries, Ltd.	30,000	522	Koninklijke Ahold Delhaize NV	116,092	2,377
Taisei Corp.	100,000	958	Koninklijke DSM NV	12,595	930
Takashimaya Co. , Ltd.	26,000	238	Koninklijke KPN NV	1,980,520	7,183
Takeda Pharmaceutical Co. , Ltd.	48,100	2,545	Koninklijke Philips NV	262,344	10,029
Teijin, Ltd.	43,000	865	NN Group NV	259,570	10,534
Terumo Corp.	23,600	894	NXP Semiconductors NV(Æ)	5,133	566
Toho Gas Co. , Ltd.	62,000	421	Royal Dutch Shell PLC Class A	583,716	16,527
Tohoku Electric Power Co. , Inc.	108,700	1,481	Royal Dutch Shell PLC Class B	231,445	6,601
Tokai Tokyo Financial Holdings, Inc.	7,200	42	Wolters Kluwer NV	125,756	5,599
Tokio Marine Holdings, Inc.	180,300	7,595	Yandex NV Class A(Æ)	154,454	4,476
Tokyo Electric Power Co. Holdings, Inc.					109,267
(Æ)	830,900	3,529
Tokyo Electron, Ltd.	8,500	1,192	Norway - 0.4%
			DNB ASA	62,382	1,228
Tokyo Gas Co. , Ltd.	155,000	823
			Grieg Seafood ASA	87,900	723
Toppan Printing Co. , Ltd.	53,000	561

See accompanying notes which are an integral part of this quarterly report.

56 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Marine Harvest ASA	276,260	5,148	Iberdrola SA	994,173	7,840
Norway Royal Salmon ASA	2	—	Industria de Diseno Textil SA	191,138	7,598
Salmar ASA Class A	25,314	658	Red Electrica Corp. SA	39,662	851
Telenor ASA	69,462	1,390	Repsol SA - ADR	91,760	1,537
TGS Nopec Geophysical Co. ASA - ADR	32,680	692	Telefonica SA - ADR	390,263	4,414
Yara International ASA	17,331	691			55,963
		10,530	Sweden - 1.9%
Portugal - 0.2%			Assa Abloy AB Class B	305,704	6,549
Energias de Portugal SA	311,212	1,105	Atlas Copco AB Class A	143,365	5,185
Galp Energia SGPS SA Class B	282,940	4,539	Electrolux AB	152,486	5,216
		5,644	Essity Aktiebolag Class B(Æ)	44,718	1,297
Russia - 0.6%			Fastighets AB Balder Class B(Æ)	70,305	1,789
Evraz PLC(Æ)	245,967	772	ICA Gruppen AB	38,760	1,553
Gazprom PJSC - ADR	1,568,080	6,099	L E Lundbergforetagen AB Class B	11,991	944
Sberbank of Russia PJSC Class T	3,509,030	9,652	Loomis AB Class B	1,520	57
		16,523	Melker Schorling AB	10,727	690
			NCC AB Class B	28,260	736
Singapore - 1.0%			Nordea Bank AB	748,649	9,446
DBS Group Holdings, Ltd.	132,100	2,105
			Sandvik AB	82,400	1,299
Jardine Cycle & Carriage, Ltd.	131,000	3,900	Skandinaviska Enskilda Banken AB
Oversea-Chinese Banking Corp. , Ltd.	206,700	1,732	Class A	195,061	2,471
Singapore Telecommunications, Ltd.	438,200	1,283	SKF AB Class B	78,010	1,551
United Overseas Bank, Ltd.	548,100	9,691	Svenska Handelsbanken AB Class A	50,207	747
Wilmar International, Ltd.	3,063,400	7,543	Swedbank AB Class A	37,439	977
Yangzijiang Shipbuilding Holdings, Ltd.	487,700	509	Telefonaktiebolaget LM Ericsson Class B	760,695	4,934
		26,763
			Telia Co. AB	623,849	2,932
South Korea - 2.4%			Volvo AB Class B	66,260	1,123
Hana Financial Group, Inc.	161,065	7,323			49,496
Hankook Tire Co. , Ltd.	66,634	3,717	Switzerland - 7.5%
NAVER Corp.	3,428	2,449	ABB, Ltd.	481,840	11,295
POSCO	34,801	10,410	Adecco SA	23,890	1,821
Samsung Electronics Co. , Ltd.	13,989	30,134	Allreal Holding AG(Æ)	5,498	1,000
Samsung Securities Co. , Ltd.	105,300	3,816	Baloise Holding AG	8,323	1,337
Shinhan Financial Group Co. , Ltd.	88,637	4,206	Banque Cantonale Vaudoise	1,694	1,226
		62,055
			Berner Kantonalbank AG	731	139
			Chocoladefabriken Lindt & Spruengli
Spain - 2.2%			AG	39	2,658
Aena SA(Þ)	37,397	7,314
Banco Bilbao Vizcaya Argentaria SA			Cie Financiere Richemont SA	46,723	3,969
- ADR	104,096	942	Coca-Cola HBC AG - ADR(Æ)	120,498	3,644
Banco de Sabadell SA - ADR	3,486,298	7,810	Credit Suisse Group AG(Æ)	1,106,591	17,025
Banco Santander SA - ADR(Ñ)	1,491,000	10,183	Georg Fischer AG	637	725
CaixaBank SA	28,200	147	Julius Baer Group, Ltd. (Æ)	106,172	6,014
Cellnex Telecom SA(Þ)	134,764	3,030	Lonza Group AG(Æ)	31,673	7,533
Distribuidora Internacional de			Nestle SA	157,144	13,289
Alimentacion SA	22,088	149
			Novartis AG	262,233	22,347
Enagas SA	26,589	752
			Roche Holding AG	132,909	33,594
Endesa SA - ADR	126,810	3,003
			SGS SA	463	1,022
Gas Natural SDG SA	16,762	393
			Sika AG	2,458	16,957

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 57

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sonova Holding AG	2,226	361	Direct Line Insurance Group PLC	306,768	1,518
St. Galler Kantonalbank AG	1,332	593	DS Smith PLC Class F	1,954,515	12,468
STMicroelectronics NV	60,670	1,036	Fevertree Drinks PLC	11,810	335
Straumann Holding AG	1,644	928	Fiat Chrysler Automobiles NV(Æ)	1,158,260	13,977
Swiss Life Holding AG(Æ)	24,753	9,036	GKN PLC	99,781	423
Swiss Re AG	96,386	9,303	GlaxoSmithKline PLC - ADR	1,169,525	23,376
Swisscom AG	1,984	970	HSBC Holdings PLC	1,674,315	16,748
Syngenta AG	2,403	1,107	Imperial Tobacco Group PLC	494,901	20,409
UBS Group AG(Æ)	1,234,559	21,504	Inchcape PLC	127,470	1,352
VAT Group AG(Æ)(Þ)	6,343	834	Indivior PLC(Æ)	66,836	339
Zurich Insurance Group AG	13,312	4,058	International Consolidated Airlines
		195,325	Group SA	149,500	1,141
			IWG PLC	245,600	1,065
Taiwan - 0.4%			J Sainsbury PLC	208,663	675
Catcher Technology Co. , Ltd.	429,000	4,932
			John Wood Group PLC	195,752	1,580
Hon Hai Precision Industry Co. , Ltd.	805,206	3,113
			Just Eat PLC(Æ)	576,926	4,723
MediaTek, Inc.	214,100	1,886
			Kingfisher PLC	1,124,091	4,369
Teco Electric and Machinery Co. , Ltd.	352,800	331
			Land Securities Group PLC (ö)	129,730	1,747
		10,262	Legal & General Group PLC	171,808	608
United Kingdom - 14.3%			Lloyds Banking Group PLC	1,266,323	1,096
3i Group PLC	528,166	6,521	London Stock Exchange Group PLC	116,262	5,755
Abcam PLC Class A	12,180	165	Marks & Spencer Group PLC	108,299	461
Amec Foster Wheeler PLC - GDR	253,535	1,494	Meggitt PLC	102,957	682
Antofagasta PLC	1,159,433	14,511	Mondi PLC	41,547	1,093
Aon PLC	52,347	7,233	National Grid PLC	300,460	3,711
Associated British Foods PLC	9,740	381	Next PLC	20,650	1,076
AstraZeneca PLC	109,957	6,539	Old Mutual PLC	112,983	293
Auto Trader Group PLC(Þ)	48,000	242	Persimmon PLC Class A	229,055	7,570
Aviva PLC	1,067,193	7,588	Petrofac, Ltd.	69,690	412
Babcock International Group PLC	372,900	4,159	Reckitt Benckiser Group PLC	85,178	8,282
Barclays PLC	2,149,904	5,764	Redrow PLC	95,589	747
Barratt Developments PLC	77,000	626	RELX NV	30,080	633
Bellway PLC	8,832	372	RELX PLC	70,508	1,539
BHP Billiton PLC	309,224	5,638	Rio Tinto PLC - ADR(Ñ)	97,312	4,611
BP PLC	1,724,966	10,119	Rio Tinto PLC	10,560	492
BP PLC - ADR	106,200	3,732	Royal Bank of Scotland Group PLC(Æ)	2,470,237	8,101
British American Tobacco PLC	351,712	21,915	Royal Mail PLC	389,100	2,069
British Land Co. PLC (The) (ö)	55,100	444	RPC Group PLC	167,900	1,988
BT Group PLC	353,032	1,460	RSA Insurance Group PLC	327,023	2,815
CNH Industrial NV	728,103	8,442	Sage Group PLC (The)	57,000	507
CNH Industrial NV(Ñ)	206,900	2,383	Smith & Nephew PLC	31,663	551
Coca-Cola European Partners PLC	203,400	8,793	SSP Group PLC	46,200	311
Compass Group PLC	66,213	1,415	Standard Chartered PLC(Æ)	780,530	8,737
ConvaTec Group PLC(Æ)(Þ)	120,100	492	Subsea 7 SA	19,915	295
Dairy Crest Group PLC	705,149	5,522	Taylor Wimpey PLC	1,012,647	2,547
Derwent London PLC (ö)	1,540	58	TechnipFMC PLC(Æ)	229,608	6,579
Diageo PLC	73,905	2,385	Tesco PLC(Æ)	5,880,807	13,513
Dialog Semiconductor PLC(Æ)	7,750	338	Travis Perkins PLC	610,945	12,242

See accompanying notes which are an integral part of this quarterly report.

58 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal		Fair
	Amount ($)		Value			Amount ($)		Value
	or Shares		$			or Shares		$
Unilever NV	158,203		9,232		(cost $124,185)			124,180
Unilever PLC	51,521		2,942		Other Securities 1.0%
Virgin Money Holdings UK PLC Class A	107,100		404		U.S. Cash Collateral - Fund(×)	26,439,459	(8)	26,439
Vodafone Group PLC	4,526,968		13,256		Total Other Securities
Wm Morrison Supermarkets PLC	849,010		2,692		(cost $26,439)			26,439
Worldpay Group PLC(Þ)	1,782,639		8,702
			371,520		Total Investments 100.3%
					(identified cost $2,393,834)			2,606,893
United States - 3.8%
Allergan PLC(Æ)	29,154		7,356		Other Assets and Liabilities, Net
Alphabet, Inc. Class C(Æ)	15,370		14,302	-	(0.3%)			(8,869)
Carnival PLC	144,196		9,751		Net Assets - 100.0%			2,598,024
Facebook, Inc. Class A(Æ)	91,609		15,506
IHS Markit, Ltd. (Æ)	11,973		559
Lam Research Corp.	43,247		6,896
MasterCard, Inc. Class A	30,278		3,870
Mylan NV(Æ)	301,296		11,748
News Corp. Class A	382,899		5,479
NVIDIA Corp.	37,496		6,093
Philip Morris International, Inc.	32,626		3,807
Transportation Components, Inc.	79,610		1,253
Visa, Inc. Class A	70,904		7,059
Wausau Paper Corp.	280,521		5,721
			99,400

Total Common Stocks
(cost $2,225,545)			2,437,206

Preferred Stocks - 0.7%
Germany - 0.7%
Draegerwerk AG & Co. KGaA	2,503		269
Henkel AG & Co. KGaA	15,059		2,135
Porsche Automobil Holding SE	7,890		452
Schaeffler AG	88,070		1,229
Volkswagen AG	95,345		14,677
			18,762

Japan - 0.0%
Shinkin Central Bank Class A	145		306

Total Preferred Stocks
(cost $17,665)			19,068

Short-Term Investments - 4.8%
United States - 4.8%
U. S. Cash Management Fund	94,567,447	(8)	94,576
United States Treasury Bills
1.039% due 11/09/17(~)	16,100		16,053
1.074% due 11/30/17(~)	9,900		9,865
1.071% due 12/07/17(~)	3,700		3,686
			124,180
Total Short-Term Investments

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 59

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
BGP Holdings PLC	08/06/09	EUR	559,805	—	—	10
						10
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	121	EUR	6,159	08/17	(182)
DAX Index Futures	20	EUR	6,055	09/17	(350)
EURO STOXX 50 Index Futures	2,258	EUR	77,833	09/17	(1,861)
FTSE 100 Index Futures	91	GBP	6,652	09/17	(130)
Hang Seng Index Futures	14	HKD	19,060	08/17	36
S&P/TSX 60 Index Futures	152	CAD	27,038	09/17	(394)
SPI 200 Index Futures	34	AUD	4,812	09/17	(15)
TOPIX Index Futures	1,193	JPY	19,320,634	09/17	1,259
Short Positions
FTSE 100 Index Futures	174	GBP	12,719	09/17	303
Hang Seng Index Futures	226	HKD	307,676	08/17	(573)
MSCI Emerging Markets Mini Index Futures	532	USD	28,316	09/17	(1,319)
S&P 500 E-Mini Index Futures	1,200	USD	148,080	09/17	(1,843)
SPI 200 Index Futures	228	AUD	32,268	09/17	(68)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(5,137)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	154	DKK	1,000	09/20/17	6
Bank of America	USD	29,249	EUR	25,000	09/20/17	423
Bank of America	USD	1,584	GBP	1,206	08/01/17	7
Bank of America	USD	8,191	GBP	6,300	09/20/17	135
Bank of America	USD	45,116	JPY	5,000,000	09/20/17	338
Bank of America	AUD	350	USD	265	09/20/17	(15)
Bank of America	AUD	700	USD	532	09/20/17	(28)
Bank of America	AUD	2,000	USD	1,523	09/20/17	(76)
Bank of America	AUD	47,000	USD	37,136	09/20/17	(441)
Bank of America	CAD	100	USD	80	09/20/17	—
Bank of America	CAD	400	USD	302	09/20/17	(19)
Bank of America	CAD	500	USD	397	09/20/17	(4)
Bank of America	CAD	800	USD	619	09/20/17	(23)
Bank of America	CAD	1,000	USD	754	09/20/17	(48)
Bank of America	CAD	53,000	USD	42,255	09/20/17	(285)
Bank of America	EUR	1,000	USD	1,174	09/20/17	(13)
Bank of America	EUR	1,500	USD	1,685	09/20/17	(96)
Bank of America	EUR	4,000	USD	4,557	09/20/17	(191)
Bank of America	GBP	733	USD	962	08/01/17	(4)
Bank of America	GBP	450	USD	574	09/20/17	(21)
Bank of America	GBP	500	USD	652	09/20/17	(9)

See accompanying notes which are an integral part of this quarterly report.

60 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	GBP	1,700	USD	2,202	09/20/17	(44)
Bank of America	HKD	1,500	USD	193	09/20/17	—
Bank of America	HKD	2,000	USD	256	09/20/17	—
Bank of America	HKD	5,000	USD	642	09/20/17	1
Bank of America	HKD	50,000	USD	6,411	09/20/17	2
Bank of America	JPY	10,000	USD	90	09/20/17	(1)
Bank of America	JPY	40,000	USD	360	09/20/17	(3)
Bank of America	JPY	60,000	USD	532	09/20/17	(14)
Bank of America	JPY	100,000	USD	897	09/20/17	(12)
Bank of Montreal	USD	789	AUD	1,038	09/20/17	40
Bank of Montreal	USD	1,921	AUD	2,525	09/20/17	98
Bank of Montreal	USD	5,036	AUD	6,620	09/20/17	256
Bank of Montreal	USD	1,073	CAD	1,413	09/20/17	62
Bank of Montreal	USD	10,319	CAD	13,598	09/20/17	595
Bank of Montreal	USD	11,474	CAD	15,120	09/20/17	661
Bank of Montreal	USD	1,475	CHF	1,416	09/20/17	(6)
Bank of Montreal	USD	4,945	EUR	4,363	09/20/17	234
Bank of Montreal	USD	9,268	EUR	8,178	09/20/17	438
Bank of Montreal	USD	1,859	GBP	1,448	09/20/17	55
Bank of Montreal	USD	13,938	GBP	10,856	09/20/17	409
Bank of Montreal	USD	492	HKD	3,830	09/20/17	(1)
Bank of Montreal	USD	5,402	HKD	42,040	09/20/17	(13)
Bank of Montreal	USD	2,481	JPY	269,516	09/20/17	(31)
Bank of Montreal	USD	19,111	JPY	2,076,320	09/20/17	(235)
Bank of Montreal	USD	1,000	SEK	8,600	09/20/17	68
Bank of Montreal	DKK	4,920	USD	750	09/20/17	(35)
Bank of Montreal	EUR	200	USD	225	09/20/17	(12)
Bank of Montreal	EUR	18,834	USD	21,345	09/20/17	(1,010)
Bank of Montreal	GBP	2,820	USD	3,621	09/20/17	(106)
Bank of Montreal	HKD	43,568	USD	5,599	09/20/17	13
Bank of Montreal	JPY	20,000	USD	180	09/20/17	(1)
Bank of Montreal	JPY	299,200	USD	2,754	09/20/17	34
Bank of Montreal	NOK	16,600	USD	1,988	09/20/17	(126)
Bank of Montreal	NZD	3,400	USD	2,479	09/20/17	(72)
Brown Brothers Harriman	USD	456	AUD	600	09/20/17	24
Brown Brothers Harriman	USD	34,013	AUD	43,000	09/20/17	367
Brown Brothers Harriman	USD	777	CAD	1,000	09/20/17	26
Brown Brothers Harriman	USD	1,197	CAD	1,500	09/20/17	7
Brown Brothers Harriman	USD	21,547	CAD	27,000	09/20/17	125
Brown Brothers Harriman	USD	3,433	EUR	3,000	09/20/17	127
Brown Brothers Harriman	USD	17,567	EUR	15,000	09/20/17	236
Brown Brothers Harriman	USD	1,292	GBP	1,000	09/20/17	30
Brown Brothers Harriman	USD	3,906	GBP	3,000	09/20/17	59
Brown Brothers Harriman	USD	385	HKD	3,000	09/20/17	—
Brown Brothers Harriman	USD	1,761	JPY	200,000	09/20/17	57
Brown Brothers Harriman	AUD	400	USD	304	09/20/17	(16)
Brown Brothers Harriman	AUD	1,000	USD	772	09/20/17	(27)
Brown Brothers Harriman	CAD	500	USD	388	09/20/17	(13)
Brown Brothers Harriman	CAD	1,000	USD	786	09/20/17	(16)
Brown Brothers Harriman	CAD	2,000	USD	1,542	09/20/17	(63)
Brown Brothers Harriman	CHF	41,000	USD	43,498	09/20/17	967
Brown Brothers Harriman	DKK	32,000	USD	5,040	09/20/17	(68)
Brown Brothers Harriman	EUR	5,000	USD	5,722	09/20/17	(213)
Brown Brothers Harriman	GBP	1,000	USD	1,297	09/20/17	(25)
Brown Brothers Harriman	HKD	3,000	USD	385	09/20/17	—
Brown Brothers Harriman	HKD	30,000	USD	3,849	09/20/17	3
Brown Brothers Harriman	JPY	60,000	USD	528	09/20/17	(18)
Brown Brothers Harriman	JPY	300,000	USD	2,657	09/20/17	(71)

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 61

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	JPY	2,700,000	USD	24,359	09/20/17	(186)
Brown Brothers Harriman	NOK	130,000	USD	16,202	09/20/17	(349)
Brown Brothers Harriman	SEK	1,000	USD	119	09/20/17	(5)
Citibank	USD	757	CAD	1,000	09/20/17	46
Citibank	USD	2,253	EUR	2,000	09/20/17	121
Citibank	USD	768	GBP	600	09/20/17	25
Citibank	USD	257	HKD	2,000	09/20/17	(1)
Royal Bank of Canada	USD	533	AUD	700	09/20/17	27
Royal Bank of Canada	USD	790	AUD	1,038	09/20/17	39
Royal Bank of Canada	USD	1,923	AUD	2,525	09/20/17	95
Royal Bank of Canada	USD	5,043	AUD	6,620	09/20/17	250
Royal Bank of Canada	USD	152	CAD	200	09/20/17	9
Royal Bank of Canada	USD	1,074	CAD	1,413	09/20/17	61
Royal Bank of Canada	USD	10,332	CAD	13,598	09/20/17	582
Royal Bank of Canada	USD	11,488	CAD	15,120	09/20/17	648
Royal Bank of Canada	USD	1,475	CHF	1,416	09/20/17	(6)
Royal Bank of Canada	USD	2,251	EUR	2,000	09/20/17	123
Royal Bank of Canada	USD	4,943	EUR	4,363	09/20/17	236
Royal Bank of Canada	USD	9,265	EUR	8,178	09/20/17	442
Royal Bank of Canada	USD	641	GBP	500	09/20/17	20
Royal Bank of Canada	USD	1,858	GBP	1,448	09/20/17	55
Royal Bank of Canada	USD	13,934	GBP	10,856	09/20/17	413
Royal Bank of Canada	USD	128	HKD	1,000	09/20/17	—
Royal Bank of Canada	USD	492	HKD	3,830	09/20/17	(1)
Royal Bank of Canada	USD	5,403	HKD	42,040	09/20/17	(13)
Royal Bank of Canada	USD	1,813	JPY	200,000	09/20/17	5
Royal Bank of Canada	USD	2,477	JPY	269,516	09/20/17	(27)
Royal Bank of Canada	USD	19,081	JPY	2,076,320	09/20/17	(206)
Royal Bank of Canada	USD	1,000	SEK	8,600	09/20/17	68
Royal Bank of Canada	DKK	4,920	USD	750	09/20/17	(36)
Royal Bank of Canada	EUR	18,834	USD	21,336	09/20/17	(1,019)
Royal Bank of Canada	GBP	2,820	USD	3,620	09/20/17	(107)
Royal Bank of Canada	HKD	43,568	USD	5,599	09/20/17	14
Royal Bank of Canada	JPY	299,200	USD	2,750	09/20/17	30
Royal Bank of Canada	NOK	16,600	USD	1,987	09/20/17	(126)
Royal Bank of Canada	NZD	3,400	USD	2,477	09/20/17	(75)
Standard Chartered	USD	790	AUD	1,038	09/20/17	40
Standard Chartered	USD	1,922	AUD	2,525	09/20/17	96
Standard Chartered	USD	5,041	AUD	6,620	09/20/17	252
Standard Chartered	USD	1,074	CAD	1,413	09/20/17	60
Standard Chartered	USD	10,334	CAD	13,598	09/20/17	580
Standard Chartered	USD	11,491	CAD	15,120	09/20/17	646
Standard Chartered	USD	1,475	CHF	1,416	09/20/17	(6)
Standard Chartered	USD	4,941	EUR	4,363	09/20/17	237
Standard Chartered	USD	9,262	EUR	8,178	09/20/17	445
Standard Chartered	USD	1,858	GBP	1,448	09/20/17	55
Standard Chartered	USD	13,932	GBP	10,856	09/20/17	415
Standard Chartered	USD	492	HKD	3,830	09/20/17	(1)
Standard Chartered	USD	5,402	HKD	42,040	09/20/17	(13)
Standard Chartered	USD	2,475	JPY	269,516	09/20/17	(25)
Standard Chartered	USD	19,069	JPY	2,076,320	09/20/17	(194)
Standard Chartered	USD	1,000	SEK	8,600	09/20/17	68
Standard Chartered	DKK	4,920	USD	750	09/20/17	(36)
Standard Chartered	EUR	18,834	USD	21,330	09/20/17	(1,023)
Standard Chartered	GBP	2,820	USD	3,620	09/20/17	(108)
Standard Chartered	HKD	43,568	USD	5,599	09/20/17	13
Standard Chartered	JPY	299,200	USD	2,748	09/20/17	28
Standard Chartered	NOK	16,600	USD	1,986	09/20/17	(128)

See accompanying notes which are an integral part of this quarterly report.

62 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	NZD	3,400	USD	2,475	09/20/17	(76)
State Street	USD	122	AUD	154	08/01/17	1
State Street	USD	791	AUD	1,038	09/20/17	39
State Street	USD	1,924	AUD	2,525	09/20/17	95
State Street	USD	5,044	AUD	6,620	09/20/17	249
State Street	USD	1,074	CAD	1,413	09/20/17	61
State Street	USD	10,331	CAD	13,598	09/20/17	582
State Street	USD	11,488	CAD	15,120	09/20/17	647
State Street	USD	1,477	CHF	1,416	09/20/17	(8)
State Street	USD	107	EUR	91	08/01/17	—
State Street	USD	215	EUR	176	08/01/17	(6)
State Street	USD	4,950	EUR	4,363	09/20/17	229
State Street	USD	9,278	EUR	8,178	09/20/17	428
State Street	USD	46	GBP	19	08/01/17	(20)
State Street	USD	1,858	GBP	1,448	09/20/17	56
State Street	USD	13,929	GBP	10,856	09/20/17	418
State Street	USD	412	HKD	3,221	08/01/17	1
State Street	USD	492	HKD	3,830	09/20/17	(1)
State Street	USD	1,413	HKD	11,000	09/20/17	(3)
State Street	USD	5,403	HKD	42,040	09/20/17	(13)
State Street	USD	21	JPY	2,272	08/01/17	—
State Street	USD	193	JPY	27,625	08/01/17	57
State Street	USD	2,481	JPY	269,516	09/20/17	(31)
State Street	USD	19,116	JPY	2,076,320	09/20/17	(241)
State Street	USD	105	NOK	831	08/01/17	1
State Street	USD	181	SEK	1,473	08/01/17	1
State Street	USD	1,002	SEK	8,600	09/20/17	66
State Street	AUD	23	USD	18	08/01/17	—
State Street	CAD	21	USD	17	08/01/17	—
State Street	CAD	65	USD	47	08/01/17	(5)
State Street	CAD	250	USD	201	09/20/17	—
State Street	DKK	4,920	USD	751	09/20/17	(34)
State Street	EUR	39	USD	46	08/01/17	(1)
State Street	EUR	500	USD	573	09/20/17	(20)
State Street	EUR	18,834	USD	21,367	09/20/17	(988)
State Street	GBP	10	USD	14	08/01/17	—
State Street	GBP	300	USD	397	09/20/17	—
State Street	GBP	2,820	USD	3,619	09/20/17	(109)
State Street	HKD	200	USD	26	08/01/17	—
State Street	HKD	43,568	USD	5,599	09/20/17	14
State Street	JPY	52,148	USD	472	08/02/17	(1)
State Street	JPY	30,000	USD	266	09/20/17	(7)
State Street	JPY	80,000	USD	727	09/20/17	—
State Street	JPY	299,200	USD	2,755	09/20/17	35
State Street	NOK	16,600	USD	1,991	09/20/17	(122)
State Street	NZD	3,400	USD	2,479	09/20/17	(72)
UBS	USD	790	AUD	1,038	09/20/17	40
UBS	USD	1,922	AUD	2,525	09/20/17	96
UBS	USD	5,041	AUD	6,620	09/20/17	252
UBS	USD	1,074	CAD	1,413	09/20/17	60
UBS	USD	10,333	CAD	13,598	09/20/17	581
UBS	USD	11,490	CAD	15,120	09/20/17	646
UBS	USD	1,474	CHF	1,416	09/20/17	(5)
UBS	USD	4,944	EUR	4,363	09/20/17	234
UBS	USD	9,268	EUR	8,178	09/20/17	439
UBS	USD	1,857	GBP	1,448	09/20/17	56
UBS	USD	13,926	GBP	10,856	09/20/17	421
UBS	USD	492	HKD	3,830	09/20/17	(1)

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 63

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	USD	5,403	HKD	42,040	09/20/17	(13)
UBS	USD	2,477	JPY	269,516	09/20/17	(27)
UBS	USD	19,085	JPY	2,076,320	09/20/17	(210)
UBS	USD	1,001	SEK	8,600	09/20/17	67
UBS	DKK	4,920	USD	751	09/20/17	(35)
UBS	EUR	18,834	USD	21,343	09/20/17	(1,012)
UBS	GBP	2,820	USD	3,618	09/20/17	(109)
UBS	HKD	43,568	USD	5,599	09/20/17	14
UBS	JPY	299,200	USD	2,750	09/20/17	30
UBS	NOK	16,600	USD	1,991	09/20/17	(122)
UBS	NZD	3,400	USD	2,481	09/20/17	(70)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						7,485

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$95,593	$10	$—	$95,603
Austria	—	11,852	—	—	11,852
Belgium	—	37,256	—	—	37,256
Bermuda	5,224	1,448	—	—	6,672
Brazil	14,406	—	—	—	14,406
Canada	103,384	—	—	—	103,384
Cayman Islands	4,236	22,625	—	—	26,861
China	25,114	7,847	—	—	32,961
Colombia	1,840	—	—	—	1,840
Czech Republic	—	833	—	—	833
Denmark	—	42,679	—	—	42,679
Finland	—	4,575	—	—	4,575
France	—	233,091	—	—	233,091
Germany	8,291	191,614	—	—	199,905
Hong Kong	—	58,005	—	—	58,005
India	11,932	—	—	—	11,932
Indonesia	—	7,187	—	—	7,187
Ireland	7,193	10,179	—	—	17,372
Israel	9,382	11,072	—	—	20,454
Italy	—	85,230	—	—	85,230
Japan	—	392,766	—	—	392,766
Jersey	—	4,123	—	—	4,123
Luxembourg	—	3,153	—	—	3,153
Macao	—	5,668	—	—	5,668
Malaysia	—	6,650	—	—	6,650
Netherlands	6,100	103,167	—	—	109,267
Norway	—	10,530	—	—	10,530

See accompanying notes which are an integral part of this quarterly report.

64 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Portugal	—	5,644	—	—	5,644
Russia	—	16,523	—	—	16,523
Singapore	—	26,763	—	—	26,763
South Korea	—	62,055	—	—	62,055
Spain	—	55,963	—	—	55,963
Sweden	1,297	48,199	—	—	49,496
Switzerland	—	195,325	—	—	195,325
Taiwan	—	10,262	—	—	10,262
United Kingdom	26,752	344,768	—	—	371,520
United States	82,675	16,725	—	—	99,400
Preferred Stocks	—	19,068	—	—	19,068
Short-Term Investments	—	29,604	—	94,576	124,180
Other Securities	—	—	—	26,439	26,439
Total Investments	307,826	2,178,042	10	121,015	2,606,893

Other Financial Instruments
Assets
Futures Contracts	1,598	—	—	—	1,598
Foreign Currency Exchange Contracts	69	17,994	—	—	18,063
Liabilities
Futures Contracts	(6,735)	—	—	—	(6,735)
Foreign Currency Exchange Contracts	(38)	(10,540)	—	—	(10,578)
Total Other Financial Instruments*	$(5,106)	$7,454	$—	$—	$2,348

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	273,971
Consumer Staples	180,435
Energy	123,307
Financial Services	697,789
Health Care	235,405
Materials and Processing	226,202

See accompanying notes which are an integral part of this quarterly report.

International Developed Markets Fund 65

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Producer Durables	264,806
Technology	291,058
Utilities	163,301
Short-Term Investments	124,180
Other Securities	26,439
Total Investments	2,606,893

See accompanying notes which are an integral part of this quarterly report.

66 International Developed Markets Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.4%			DSV A/S	33,797	2,184
Australia - 1.2%					7,482
Aristocrat Leisure, Ltd.	126,591	2,053
CSL, Ltd.	5,831	589	Finland - 0.4%
Macquarie Group, Ltd.	203,950	14,009	Amer Sports OYJ Class A(Æ)	23,041	620
Treasury Wine Estates, Ltd.	840,678	8,200	Kone OYJ Class B	156,846	8,178
Washington H Soul Pattinson & Co. , Ltd.	44,859	633	Neste OYJ	21,908	951
Woodside Petroleum, Ltd.	51,584	1,208	Sampo OYJ Class A	16,624	911
WorleyParsons, Ltd. (Æ)	377,600	3,579			10,660
		30,271
			France - 3.6%
Austria - 0.3%			AXA SA	27,533	814
Andritz AG	124,700	7,632	BNP Paribas SA	389,395	30,238
			Christian Dior SE	1,471	419
Belgium - 0.5%			Cie Generale des Etablissements
Anheuser-Busch InBev SA	10,444	1,258	Michelin Class B	60,400	8,175
Colruyt SA	19,391	1,088	Credit Agricole SA	34,981	615
Solvay SA	61,495	8,829	Engie SA	85,023	1,370
Telenet Group Holding NV(Æ)	8,332	582	Essilor International SA	47,653	6,044
		11,757	Faurecia	7,634	425
			Havas SA	42,747	468
Bermuda - 0.1%			Imerys SA	88,389	7,660
Assured Guaranty, Ltd.	47,525	2,139	Ipsos SA(Ñ)	81,276	2,807
XL Group, Ltd.	3,284	146	LVMH Moet Hennessy Louis Vuitton
		2,285	SE - ADR	6,675	1,681

Brazil - 0.5%			Orange SA - ADR	42,475	715
BM&FBovespa SA - Bolsa de Valores			Peugeot SA	21,232	458
Mercadorias e Futuros(Æ)	1,174,635	7,718	Plastic Omnium SA	10,660	410
Localiza Rent a Car SA(Æ)	256,600	4,271	Publicis Groupe SA - ADR	87,505	6,622
		11,989	Safran SA	7,995	756
			Sanofi - ADR	36,238	3,457
Canada - 0.9%			Schneider Electric SE(Æ)	9,463	742
Bank of Montreal	4,024	305	Total SA	81,310	4,130
Canadian Imperial Bank of Commerce	18,086	1,570	Unibail-Rodamco SE(ö)	2,888	722
Magna International, Inc. Class A	160,151	7,638	Veolia Environnement SA	92,084	2,078
Methanex Corp.	184,600	8,185	Vinci SA	109,121	9,783
Royal Bank of Canada - GDR	36,311	2,709			90,589
Toronto Dominion Bank	50,555	2,606
		23,013	Germany - 5.3%
			Allianz SE	13,198	2,812
Cayman Islands - 1.3%			Axel Springer SE Class A	5,603	356
Melco Crown Entertainment, Ltd. - ADR	345,119	6,971	BASF SE	91,443	8,714
Tencent Holdings, Ltd.	674,345	26,889	Bayer AG	6,672	846
		33,860	Daimler AG	106,972	7,503
			Deutsche Bank AG(Ñ)	340,575	6,076
China - 0.7%			Deutsche Boerse AG	148,425	15,525
Alibaba Group Holding, Ltd. - ADR(Æ)	81,918	12,694	Deutsche Lufthansa AG	102,064	2,194
China Hongxing Sports, Ltd. (Å)(Æ)	6,320,000	—	Deutsche Telekom AG	470,182	8,591
JD. com, Inc. - ADR(Æ)	127,150	5,743	DMG Mori AG	29,026	1,715
		18,437	Fielmann AG	4,402	354
			Freenet AG	217,100	7,328
Colombia - 0.3%			Hannover Rueck SE	73,250	9,247
Bancolombia SA - ADR	169,600	7,418	HeidelbergCement AG	4,468	443
			Hella KGaA Hueck & Co.	6,491	343
Denmark - 0.3%			Lanxess AG	104,992	8,104
Carlsberg A/S Class B	25,705	2,859	Linde AG	43,814	8,391
Chr Hansen Holding A/S	8,087	652	MAN SE	17,701	1,962
Coloplast A/S Class B	8,996	774	Merck KGaA	4,575	503
Danske Bank A/S	24,984	1,013	Muenchener Rueckversicherungs-
			Gesellschaft AG in Muenchen	53,463	11,486
			Rhoen Klinikum AG	31,858	1,004

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 67

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SAP SE - ADR	93,581	9,906	Japan Tobacco, Inc.	72,800	2,533
Siemens AG	47,609	6,465	JX Holdings, Inc.	558,250	2,488
Symrise AG	100,890	7,074	Kansai Electric Power Co. , Inc. (The)	502,200	6,750
Zalando SE(Æ)(Þ)	175,450	7,853	KDDI Corp.	280,100	7,418
		134,795	Kuraray Co. , Ltd.	119,000	2,320
			Marubeni Corp.	296,600	1,967
Hong Kong - 0.2%			Mitsui & Co. , Ltd.	150,600	2,194
Cathay Pacific Airways, Ltd.	1,182,300	1,852	Mixi, Inc.	85,400	4,679
China Overseas Land & Investment, Ltd.	28,000	95	Mizuho Financial Group, Inc.	631,200	1,124
China Resources Power Holdings Co. ,			Nagoya Railroad Co. , Ltd.	280,000	1,286
Ltd.	1,262,500	2,406	Nexon Co. , Ltd.	521,600	10,868
		4,353	NH Foods, Ltd.	35,000	1,036
			Nikon Corp.	93,200	1,644
India - 0.8%			Nintendo Co. , Ltd.	21,400	7,268
HDFC Bank, Ltd.	231,335	6,425	Nippon Telegraph & Telephone Corp.	50,118	2,450
IndusInd Bank, Ltd.	211,865	5,432	Nissan Motor Co. , Ltd.	211,700	2,104
Infosys, Ltd. - ADR(Ñ)	506,400	8,001	Nissin Foods Holdings Co. , Ltd.	23,600	1,483
		19,858	NTT DOCOMO, Inc.	97,300	2,260

Indonesia - 0.2%			Ono Pharmaceutical Co. , Ltd.	148,400	3,253
Bank Central Asia Tbk PT	3,284,769	4,607	Orix JREIT, Inc. (ö)	698	1,060
			Recruit Holdings Co. , Ltd.	84,900	1,470
Ireland - 1.3%			Sekisui House, Ltd.	44,600	774
Accenture PLC Class A	35,850	4,618	SoftBank Group Corp.	109,500	8,896
CRH PLC	15,965	560	Sony Corp.	161,900	6,652
Greencore Group PLC Class A	2,485,010	7,346	Sumitomo Corp.	65,900	892
Medtronic PLC	254,131	21,339	Sumitomo Mitsui Financial Group, Inc.	309,900	12,134
		33,863	Suntory Beverage & Food, Ltd.	11,900	584
			Taisei Corp.	267,228	2,561
Israel - 0.5%			Takeda Pharmaceutical Co. , Ltd.	20,500	1,085
Bank Leumi Le-Israel BM	131,037	630	Tohoku Electric Power Co. , Inc.	84,700	1,154
Check Point Software Technologies, Ltd.			Tokyo Electric Power Co. Holdings, Inc.
(Æ)	18,015	1,906	(Æ)	320,600	1,362
Mizrahi Tefahot Bank, Ltd.	35,501	641	Toyota Motor Corp.	69,300	3,922
Teva Pharmaceutical Industries, Ltd.			West Japan Railway Co.	26,500	1,904
- ADR	267,100	8,592			150,721
		11,769
			Jersey - 0.2%
Italy - 0.7%			Delphi Automotive PLC	52,253	4,725
Enel SpA	961,198	5,486
ENI SpA - ADR	68,152	1,078	Luxembourg - 0.1%
Intesa Sanpaolo SpA	276,213	952	Tenaris SA	125,864	1,991
Parmalat SpA	236,380	857
Trevi Finanziaria Industriale SpA(Æ)(Ñ)	1,489,405	1,270	Netherlands - 0.7%
UniCredit SpA(Æ)	397,560	7,823	Heineken NV	42,575	4,444
		17,466	Koninklijke Ahold Delhaize NV	84,627	1,733
			Koninklijke Vopak NV	19,802	944
Japan - 5.9%			NXP Semiconductors NV(Æ)	13,048	1,440
Aeon Co. , Ltd.	100,300	1,512	Royal Dutch Shell PLC Class A	30,013	850
ANA Holdings, Inc.	515,000	1,769	SBM Offshore NV	78,589	1,362
Aozora Bank, Ltd.	973,000	3,745	Yandex NV Class A(Æ)	218,155	6,321
Asahi Group Holdings, Ltd.	195,200	7,965			17,094
Canon, Inc.	86,700	3,025
Central Japan Railway Co.	10,600	1,708	Norway - 0.9%
Chubu Electric Power Co. , Inc.	85,500	1,124	DNB ASA	454,591	8,950
Daiichi Sankyo Co. , Ltd.	81,500	1,781	SpareBank 1 SR-Bank ASA	613,452	6,127
Daito Trust Construction Co. , Ltd.	6,600	1,116	Yara International ASA	206,000	8,209
Eisai Co. , Ltd.	72,000	3,865			23,286

FamilyMart UNY Holdings Co. , Ltd.	29,900	1,677	Panama - 0.1%
Honda Motor Co. , Ltd.	325,077	9,172	Carnival Corp.	19,305	1,289
ITOCHU Corp.	111,300	1,747
Japan Retail Fund Investment Corp. (ö)	492	940

See accompanying notes which are an integral part of this quarterly report.

68 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Portugal - 0.1%			Largan Precision Co. , Ltd.	32,600	5,930
Energias de Portugal SA	1,010,453	3,588	Taiwan Semiconductor Manufacturing
			Co. , Ltd. - ADR	687,200	24,712
Puerto Rico - 0.3%					34,780
Popular, Inc.	206,300	8,693
			Thailand - 0.7%
Russia - 0.6%			Kasikornbank PCL	486,600	2,813
MMC Norilsk Nickel PJSC	2	—	Siam Commercial Bank PCL (The)	1,631,500	7,204
Sberbank of Russia PJSC Class T	4,557,198	12,535	Thai Oil PCL	3,493,300	9,005
Sberbank of Russia PJSC - ADR	243,800	2,840			19,022
		15,375
			United Kingdom - 5.3%
Singapore - 0.5%			Aon PLC	11,090	1,532
United Overseas Bank, Ltd.	765,873	13,542	AstraZeneca PLC	15,948	948
			Barclays PLC	4,783,806	12,823
South Korea - 3.4%			Barratt Developments PLC	997,755	8,112
Hyundai Mobis Co. , Ltd.	22,000	4,823	BBA Aviation PLC	1,033,915	4,083
Hyundai Motor Co.	31,037	4,015	Bellway PLC	215,623	9,078
Kia Motors Corp.	165,800	5,416	BHP Billiton PLC - ADR	253,600	9,234
LG Uplus Corp.	406,800	6,052	BP PLC	2,181,155	12,794
Samsung Electronics Co. , Ltd.	27,035	58,235	British American Tobacco PLC	236,534	14,737
Samsung SDI Co. , Ltd.	26,285	3,959	Diageo PLC	55,085	1,778
Shinhan Financial Group Co. , Ltd.	62,279	2,955	GlaxoSmithKline PLC - ADR	60,325	1,206
SK Hynix, Inc.	31,851	1,873	HSBC Holdings PLC	170,816	1,709
		87,328	Imperial Tobacco Group PLC	101,851	4,200

Spain - 0.6%			John Wood Group PLC	191,081	1,543
Banco de Sabadell SA - ADR	2,430,100	5,446	Just Eat PLC(Æ)	833,996	6,827
CaixaBank SA	137,122	716	Kingfisher PLC	283,474	1,102
Iberdrola SA	236,993	1,869	Marks & Spencer Group PLC	1,190,800	5,068
Merlin Properties Socimi SA(ö)	300,182	4,043	Persimmon PLC Class A	249,834	8,257
Red Electrica Corp. SA	126,583	2,714	Reckitt Benckiser Group PLC	16,209	1,576
Repsol SA - ADR	89,004	1,491	RELX NV	76,639	1,613
		16,279	Rio Tinto PLC - ADR(Ñ)	108,840	5,157
			Royal Dutch Shell PLC Class B	64,556	1,841
Sweden - 0.8%			Standard Chartered PLC(Æ)	806,442	9,027
Duni AB	260,200	3,771	Subsea 7 SA	132,801	1,968
Loomis AB Class B	110,360	4,103	Taylor Wimpey PLC	3,285,516	8,263
Svenska Handelsbanken AB Class A	553,687	8,240	Vodafone Group PLC	382,381	1,120
Svenska Handelsbanken AB Class B	22,348	333			135,596
Swedbank AB Class A	94,138	2,458
Swedish Match AB	54,976	1,934	United States - 51.3%
		20,839	3M Co.	18,920	3,806
			Abbott Laboratories	21,039	1,035
Switzerland - 3.3%			Activision Blizzard, Inc.	149,473	9,234
Allreal Holding AG(Æ)	7,864	1,431	Adobe Systems, Inc. (Æ)	54,803	8,028
Chubb, Ltd.	69,660	10,203	Advanced Micro Devices, Inc. (Æ)(Ñ)	498,742	6,788
Clariant AG(Æ)	23,821	555	Aflac, Inc.	22,737	1,813
EMS-Chemie Holding AG	754	525	Allergan PLC(Æ)	69,680	17,582
Nestle SA	263,644	22,294	ALLETE, Inc.	104,800	7,679
Novartis AG	113,302	9,655	Allstate Corp. (The)	26,861	2,444
Roche Holding AG	101,356	25,619	Alphabet, Inc. Class A(Æ)	4,100	3,877
SGS SA	617	1,362	Alphabet, Inc. Class C(Æ)	65,298	60,762
St. Galler Kantonalbank AG	1,207	538	Altria Group, Inc.	47,025	3,055
Swiss Prime Site AG Class A(Æ)	10,016	904	Amazon. com, Inc. (Æ)	9,725	9,606
Swiss Re AG	22,656	2,187	American Electric Power Co. , Inc.	16,518	1,165
Syngenta AG	4,721	2,174	American Express Co.	74,275	6,330
UBS Group AG(Æ)	434,532	7,569	American International Group, Inc.	36,265	2,374
		85,016	Ameris Bancorp	151,320	6,930
			Amgen, Inc.	924	161
Taiwan - 1.4%			Analog Devices, Inc.	15,573	1,230
Catcher Technology Co. , Ltd.	360,000	4,138	Annaly Capital Management, Inc. (ö)	125,522	1,510

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 69

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Anthem, Inc.	95,139	17,716	General Electric Co.	327,407	8,385
Apple, Inc.	215,748	32,090	General Motors Co.	51,255	1,844
Applied Materials, Inc.	18,100	802	Gilead Sciences, Inc.	22,012	1,675
AT&T, Inc.	86,410	3,370	Goldman Sachs Group, Inc. (The)	36,898	8,314
Autodesk, Inc. (Æ)	39,104	4,332	Hartford Financial Services Group, Inc.	18,800	1,034
Automatic Data Processing, Inc.	16,066	1,910	Hewlett Packard Enterprise Co.	191,800	3,358
Avnet, Inc.	207,900	7,979	Hilton Worldwide Holdings, Inc.	115,165	7,201
Baker Hughes, a GE Co.	57,178	2,109	Hologic, Inc. (Æ)	182,572	8,072
Bank of America Corp.	1,689,906	40,761	Home Depot, Inc. (The)	23,646	3,537
Becton Dickinson and Co.	48,259	9,719	Honeywell International, Inc.	19,054	2,594
Berkshire Hathaway, Inc. Class B(Æ)	26,537	4,643	Hyatt Hotels Corp. Class A(Æ)	23,804	1,323
BlackRock, Inc. Class A	2,538	1,083	Intel Corp.	433,452	15,374
Boeing Co. (The)	12,576	3,049	Intercontinental Exchange, Inc.	193,552	12,912
Boston Scientific Corp. (Æ)	156,684	4,171	International Bancshares Corp.	201,918	7,148
Bristol-Myers Squibb Co.	164,826	9,379	International Business Machines Corp.	12,756	1,845
Brookline Bancorp, Inc.	352,276	5,231	International Paper Co.	80,093	4,404
CA, Inc.	26,697	829	JM Smucker Co. (The)	65,034	7,928
Cabot Oil & Gas Corp.	460,000	11,440	Johnson & Johnson	249,142	33,066
CalAtlantic Group, Inc.	114,284	4,011	JPMorgan Chase & Co.	300,531	27,589
Capital One Financial Corp.	99,400	8,566	Kimberly-Clark Corp.	16,094	1,982
Carter's, Inc.	92,400	8,014	Lam Research Corp.	63,634	10,147
Celgene Corp. (Æ)	39,627	5,366	Lennar Corp. Class A	154,700	8,112
Charles Schwab Corp. (The)	239,694	10,283	Liberty Broadband Corp. Class C(Æ)	17,812	1,767
Charter Communications, Inc. Class			Liberty Interactive Corp. (Æ)	26,226	1,589
A(Æ)	58,534	22,941	Lockheed Martin Corp.	14,396	4,206
Chevron Corp.	48,484	5,294	Marathon Petroleum Corp.	145,800	8,163
Cigna Corp.	118,495	20,566	Marriott International, Inc. Class A	50,303	5,241
Cincinnati Financial Corp.	12,084	920	MasterCard, Inc. Class A	71,073	9,083
Cisco Systems, Inc.	95,634	3,008	McDonald's Corp.	25,159	3,903
Citigroup, Inc.	279,171	19,109	Merck & Co. , Inc.	375,436	23,983
Clorox Co. (The)	26,064	3,479	Meritage Homes Corp. (Æ)	45,800	1,866
CME Group, Inc. Class A	6,713	823	Microchip Technology, Inc. (Ñ)	102,321	8,190
Coca-Cola Co. (The)	86,658	3,972	Micron Technology, Inc. (Æ)	228,131	6,415
Colgate-Palmolive Co.	26,694	1,927	Microsoft Corp.	519,566	37,773
Comcast Corp. Class A	32,390	1,310	Middleby Corp. (Æ)	53,792	7,030
Conduent, Inc. (Æ)	100,720	1,663	Monster Beverage Corp. (Æ)	204,210	10,772
CoStar Group, Inc. (Æ)	39,417	10,861	MSC Industrial Direct Co. , Inc. Class A	19,765	1,407
Costco Wholesale Corp.	13,208	2,094	Netflix, Inc. (Æ)	28,554	5,187
CSX Corp.	160,603	7,924	Newfield Exploration Co. (Æ)	148,461	4,265
Cummins, Inc.	7,643	1,283	NewMarket Corp.	1,843	848
CVS Health Corp.	30,313	2,423	NextEra Energy, Inc.	58,468	8,542
Darden Restaurants, Inc.	19,636	1,647	Northrop Grumman Corp.	6,519	1,715
Dime Community Bancshares, Inc.	246,600	5,129	NVIDIA Corp.	113,338	18,419
Domino's Pizza, Inc.	5,809	1,083	Occidental Petroleum Corp.	40,044	2,480
Dow Chemical Co. (The)	24,636	1,583	Oracle Corp.	65,987	3,295
DR Horton, Inc.	435,411	15,540	Packaging Corp. of America	36,068	3,949
Dr Pepper Snapple Group, Inc.	30,540	2,784	PayPal Holdings, Inc. (Æ)	112,852	6,607
Duke Energy Corp.	14,040	1,195	PepsiCo, Inc.	135,502	15,801
eBay, Inc. (Æ)	84,700	3,026	Pfizer, Inc.	513,763	17,036
Edwards Lifesciences Corp. (Æ)	63,522	7,316	PG&E Corp.	17,028	1,153
EI du Pont de Nemours & Co.	1,818	149	Philip Morris International, Inc.	31,642	3,693
Eli Lilly & Co.	22,686	1,875	Phillips 66	39,614	3,318
Emerson Electric Co.	18,377	1,095	Platform Specialty Products Corp. (Æ)	500,010	7,005
Estee Lauder Cos. , Inc. (The) Class A	11,714	1,160	PNC Financial Services Group, Inc.
Expedia, Inc.	10,475	1,639	(The)	63,522	8,182
Exxon Mobil Corp.	73,743	5,902	Praxair, Inc.	61,967	8,066
Facebook, Inc. Class A(Æ)	318,907	53,977	Priceline Group, Inc. (The)(Æ)	4,182	8,483
Fifth Third Bancorp	208,100	5,556	Procter & Gamble Co. (The)	75,935	6,896
Franklin Resources, Inc.	163,050	7,301	Progressive Corp. (The)	33,257	1,567
General Dynamics Corp.	44,731	8,782	Public Storage(ö)	6,158	1,266

See accompanying notes which are an integral part of this quarterly report.

70 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
QUALCOMM, Inc.	28,834	1,534		Germany - 0.0%
Quest Diagnostics, Inc.	83,456	9,039		Bayerische Motoren Werke AG	3,805		303
Range Resources Corp.	321,100	6,778		Porsche Automobil Holding SE	6,453		370
Raytheon Co.	14,126	2,426					673
Regal Entertainment Group Class A(Ñ)	368,485	7,009
Republic Services, Inc. Class A	20,167	1,295		Total Preferred Stocks
Schlumberger, Ltd.	47,615	3,266		(cost $681)			673
ServiceNow, Inc. (Æ)	105,112	11,610
Southern Co. (The)	21,882	1,049		Warrants & Rights - 0.0%
Starwood Property Trust, Inc. (ö)	49,040	1,081		Virgin Islands, British - 0.0%
Symantec Corp.	58,587	1,816		Ocelot Partners, Ltd. (Æ)
Synchrony Financial	68,078	2,064		2020 Warrants	144,126		72
Sysco Corp.	25,132	1,322
TD Ameritrade Holding Corp.	154,924	7,085		Total Warrants & Rights
Texas Instruments, Inc.	22,202	1,807		(cost $1)			72
Thermo Fisher Scientific, Inc.	9,168	1,609
TransUnion(Æ)	132,696	6,081		Short-Term Investments - 3.1%
Travelers Cos. , Inc. (The)	19,756	2,531		United States - 3.1%
Tyson Foods, Inc. Class A	132,500	8,395		U. S. Cash Management Fund	51,087,503	(8)	51,092
Ulta Salon Cosmetics & Fragrance, Inc.				United States Treasury Bills
(Æ)	25,327	6,362		1.092% due 10/19/17 (~)	600		599
Ultimate Software Group, Inc. (Æ)(Ñ)	28,325	6,393		1.071% due 11/09/17 (~)	11,300		11,267
Union Pacific Corp.	14,100	1,452		1.074% due 11/30/17 (~)	5,800		5,779
United Parcel Service, Inc. Class B	14,196	1,566
United Technologies Corp.	21,712	2,574		1.059% due 12/07/17 (~)	10,000		9,963
UnitedHealth Group, Inc.	269,863	51,763					78,700
Valero Energy Corp.	25,351	1,748		Total Short-Term Investments
Verizon Communications, Inc.	200,067	9,683		(cost $78,703)			78,700
Visa, Inc. Class A	181,859	18,107
Visteon Corp. (Æ)	15,036	1,677		Other Securities - 1.6%
VMware, Inc. Class A(Æ)	13,332	1,236		U. S. Cash Collateral Fund(×)	40,778,728	(8)	40,779
Walgreens Boots Alliance, Inc.	12,101	976		Total Other Securities
Wal-Mart Stores, Inc.	46,139	3,691		(cost $40,779)			40,779
Walt Disney Co. (The)	27,868	3,064
Waste Management, Inc.	43,562	3,274		Total Investments 100.1%
Waters Corp. (Æ)	5,806	1,007		(identified cost $2,083,430)			2,548,054
Wausau Paper Corp.	360,140	7,344
Wayfair, Inc. Class A(Æ)(Ñ)	62,326	4,759		Other Assets and Liabilities, Net
Web. com Group, Inc. (Æ)	322,000	7,068	-	(0.1%)			(2,555)
Webster Financial Corp.	156,300	8,117		Net Assets - 100.0%			2,545,499
Wells Fargo & Co.	54,452	2,937
WESCO International, Inc. (Æ)	125,000	6,406
Westar Energy, Inc. Class A	29,668	1,506
Western Union Co. (The)	398,600	7,872
WestRock Co.	67,374	3,869
Workday, Inc. Class A(Æ)	110,615	11,295
Xerox Corp.	272,850	8,368
Xilinx, Inc.	2,150	136
Zillow Group, Inc. (Æ)(Ñ)	143,936	6,500
Zimmer Biomet Holdings, Inc.	8,297	1,007
		1,305,157

Virgin Islands, British - 0.1%
Ocelot Partners, Ltd. (Æ)(Þ)	144,126	1,405

Total Common Stocks
(cost $1,963,266)		2,427,830
Preferred Stocks - 0.0%

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 71

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
China Hongxing Sports, Ltd.	08/27/10	SGD	6,320,000	—	764	—
						—
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	3	EUR	153	08/17	(3)
EURO STOXX 50 Index Futures	2,963	EUR	102,135	09/17	(1,495)
FTSE 100 Index Futures	1	GBP	73	09/17	—
OMXS30 Index Futures	2	SEK	309	08/17	(2)
S&P 500 E-Mini Index Futures	11	USD	1,357	09/17	23
S&P/TSX 60 Index Futures	1	CAD	178	09/17	—
SPI 200 Index Futures	1	AUD	142	09/17	—
TOPIX Index Futures	885	JPY	14,332,575	09/17	505
Short Positions
FTSE 100 Index Futures	642	GBP	46,930	09/17	1,014
Hang Seng Index Futures	149	HKD	202,849	08/17	(378)
MSCI Emerging Markets Mini Index Futures	2,222	USD	118,266	09/17	(5,789)
S&P 500 E-Mini Index Futures	154	USD	19,004	09/17	(18)
SPI 200 Index Futures	225	AUD	31,843	09/17	(70)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(6,213)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	470	AUD	589	08/01/17	1
Bank of America	USD	306	AUD	400	09/20/17	14
Bank of America	USD	308	CAD	400	09/20/17	13
Bank of America	USD	1,483	EUR	1,300	09/20/17	60
Bank of America	USD	70,197	EUR	60,000	09/20/17	1,016
Bank of America	USD	519	GBP	400	09/20/17	9
Bank of America	USD	128	HKD	1,000	09/20/17	—
Bank of America	USD	708	JPY	80,000	09/20/17	19
Bank of America	USD	67,673	JPY	7,500,000	09/20/17	505
Bank of America	USD	240	NOK	2,000	09/20/17	15
Bank of America	USD	359	NOK	3,000	09/20/17	23
Bank of America	USD	720	NZD	1,000	09/20/17	30
Bank of America	USD	83	SEK	700	09/20/17	4
Bank of America	AUD	266	USD	213	08/02/17	(1)
Bank of America	AUD	50	USD	40	09/20/17	—
Bank of America	AUD	100	USD	76	09/20/17	(4)
Bank of America	AUD	100	USD	80	09/20/17	—
Bank of America	AUD	100	USD	76	09/20/17	(4)
Bank of America	AUD	100	USD	79	09/20/17	(1)
Bank of America	AUD	150	USD	114	09/20/17	(6)
Bank of America	AUD	600	USD	461	09/20/17	(19)

See accompanying notes which are an integral part of this quarterly report.

72 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	AUD	800	USD	609	09/20/17	(30)
Bank of America	AUD	30,000	USD	23,704	09/20/17	(284)
Bank of America	CAD	100	USD	79	09/20/17	(1)
Bank of America	CAD	200	USD	160	09/20/17	—
Bank of America	CAD	200	USD	155	09/20/17	(6)
Bank of America	CAD	200	USD	151	09/20/17	(10)
Bank of America	CAD	250	USD	189	09/20/17	(12)
Bank of America	CAD	700	USD	540	09/20/17	(21)
Bank of America	CAD	24,000	USD	19,135	09/20/17	(129)
Bank of America	DKK	396	USD	63	08/02/17	—
Bank of America	EUR	99	USD	117	08/02/17	—
Bank of America	EUR	173	USD	204	08/02/17	—
Bank of America	EUR	192	USD	227	08/02/17	—
Bank of America	EUR	200	USD	235	09/20/17	(3)
Bank of America	EUR	300	USD	348	09/20/17	(8)
Bank of America	EUR	300	USD	347	09/20/17	(9)
Bank of America	EUR	400	USD	467	09/20/17	(8)
Bank of America	EUR	500	USD	575	09/20/17	(18)
Bank of America	EUR	900	USD	1,011	09/20/17	(57)
Bank of America	EUR	1,000	USD	1,125	09/20/17	(61)
Bank of America	EUR	2,500	USD	2,866	09/20/17	(101)
Bank of America	GBP	19	USD	25	08/02/17	—
Bank of America	GBP	29	USD	39	08/02/17	—
Bank of America	GBP	38	USD	50	08/02/17	—
Bank of America	GBP	69	USD	91	08/02/17	—
Bank of America	GBP	86	USD	113	08/02/17	—
Bank of America	GBP	166	USD	220	08/02/17	—
Bank of America	GBP	347	USD	455	08/02/17	(2)
Bank of America	GBP	50	USD	66	09/20/17	—
Bank of America	GBP	100	USD	129	09/20/17	(3)
Bank of America	GBP	150	USD	196	09/20/17	(2)
Bank of America	GBP	200	USD	255	09/20/17	(9)
Bank of America	GBP	200	USD	261	09/20/17	(3)
Bank of America	GBP	250	USD	319	09/20/17	(12)
Bank of America	GBP	700	USD	914	09/20/17	(11)
Bank of America	GBP	5,000	USD	6,501	09/20/17	(107)
Bank of America	HKD	2,003	USD	256	08/02/17	—
Bank of America	HKD	3,223	USD	413	08/02/17	—
Bank of America	HKD	850	USD	109	09/20/17	—
Bank of America	HKD	2,000	USD	257	09/20/17	—
Bank of America	HKD	90,000	USD	11,541	09/20/17	3
Bank of America	JPY	10,385	USD	94	08/03/17	—
Bank of America	JPY	12,426	USD	112	08/03/17	—
Bank of America	JPY	14,224	USD	129	08/03/17	—
Bank of America	JPY	21,331	USD	193	08/03/17	(1)
Bank of America	JPY	22,480	USD	203	08/03/17	(1)
Bank of America	JPY	35,811	USD	324	08/03/17	(1)
Bank of America	JPY	10,000	USD	90	09/20/17	(1)
Bank of America	JPY	10,000	USD	90	09/20/17	(1)
Bank of America	JPY	30,000	USD	269	09/20/17	(4)
Bank of America	JPY	30,000	USD	271	09/20/17	(2)
Bank of America	JPY	40,000	USD	352	09/20/17	(11)
Bank of America	JPY	50,000	USD	449	09/20/17	(6)
Bank of America	JPY	60,000	USD	549	09/20/17	3
Bank of America	JPY	150,000	USD	1,338	09/20/17	(26)
Bank of America	SEK	300	USD	37	09/20/17	(1)
Bank of America	SEK	600	USD	69	09/20/17	(5)
Bank of America	SEK	1,800	USD	214	09/20/17	(9)

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 73

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	2,262	AUD	2,974	09/20/17	115
Bank of Montreal	USD	3,643	CAD	4,800	09/20/17	210
Bank of Montreal	USD	9,007	CAD	11,868	09/20/17	520
Bank of Montreal	USD	9,746	EUR	8,600	09/20/17	461
Bank of Montreal	USD	10,238	GBP	7,974	09/20/17	300
Bank of Montreal	USD	3,714	HKD	28,900	09/20/17	(9)
Bank of Montreal	USD	8,025	JPY	871,942	09/20/17	(99)
Bank of Montreal	AUD	200	USD	151	09/20/17	(9)
Bank of Montreal	AUD	200	USD	151	09/20/17	(9)
Bank of Montreal	CAD	200	USD	151	09/20/17	(10)
Bank of Montreal	CAD	300	USD	227	09/20/17	(14)
Bank of Montreal	CHF	958	USD	998	09/20/17	4
Bank of Montreal	DKK	8,000	USD	1,220	09/20/17	(57)
Bank of Montreal	EUR	500	USD	562	09/20/17	(31)
Bank of Montreal	EUR	1,000	USD	1,120	09/20/17	(67)
Bank of Montreal	EUR	13,610	USD	15,424	09/20/17	(729)
Bank of Montreal	GBP	200	USD	255	09/20/17	(9)
Bank of Montreal	GBP	400	USD	509	09/20/17	(20)
Bank of Montreal	GBP	7,241	USD	9,297	09/20/17	(273)
Bank of Montreal	HKD	1,000	USD	128	09/20/17	—
Bank of Montreal	HKD	16,904	USD	2,172	09/20/17	5
Bank of Montreal	JPY	50,000	USD	451	09/20/17	(3)
Bank of Montreal	JPY	60,000	USD	541	09/20/17	(4)
Bank of Montreal	JPY	622,400	USD	5,729	09/20/17	71
Bank of Montreal	NOK	60,836	USD	7,284	09/20/17	(461)
Bank of Montreal	NZD	5,200	USD	3,792	09/20/17	(110)
Bank of Montreal	SEK	400	USD	46	09/20/17	(4)
Bank of Montreal	SEK	1,000	USD	115	09/20/17	(9)
Bank of Montreal	SEK	21,400	USD	2,489	09/20/17	(169)
Bank of New York	USD	76	AUD	100	09/20/17	4
Bank of New York	USD	77	CAD	100	09/20/17	3
Bank of New York	USD	343	EUR	300	09/20/17	14
Bank of New York	USD	268	JPY	30,000	09/20/17	4
BNP Paribas	AUD	200	USD	152	09/20/17	(8)
BNP Paribas	CAD	100	USD	79	09/20/17	(1)
BNP Paribas	CAD	200	USD	152	09/20/17	(9)
BNP Paribas	EUR	200	USD	233	09/20/17	(4)
BNP Paribas	EUR	1,000	USD	1,120	09/20/17	(66)
BNP Paribas	GBP	200	USD	255	09/20/17	(9)
BNP Paribas	HKD	1,000	USD	129	09/20/17	—
BNP Paribas	JPY	40,000	USD	360	09/20/17	(4)
Brown Brothers Harriman	USD	76	AUD	100	09/20/17	4
Brown Brothers Harriman	USD	26,103	AUD	33,000	09/20/17	281
Brown Brothers Harriman	USD	155	CAD	200	09/20/17	5
Brown Brothers Harriman	USD	6,300	DKK	40,000	09/20/17	85
Brown Brothers Harriman	USD	801	EUR	700	09/20/17	30
Brown Brothers Harriman	USD	1,146	EUR	1,000	09/20/17	41
Brown Brothers Harriman	USD	258	GBP	200	09/20/17	6
Brown Brothers Harriman	USD	20,830	GBP	16,000	09/20/17	315
Brown Brothers Harriman	USD	2,566	HKD	20,000	09/20/17	(2)
Brown Brothers Harriman	USD	352	JPY	40,000	09/20/17	11
Brown Brothers Harriman	USD	12,642	NZD	17,000	09/20/17	114
Brown Brothers Harriman	USD	238	SEK	2,000	09/20/17	10
Brown Brothers Harriman	USD	12,790	SEK	105,000	09/20/17	251
Brown Brothers Harriman	AUD	100	USD	76	09/20/17	(4)
Brown Brothers Harriman	AUD	200	USD	156	09/20/17	(4)
Brown Brothers Harriman	CAD	100	USD	78	09/20/17	(3)
Brown Brothers Harriman	CAD	300	USD	237	09/20/17	(4)

See accompanying notes which are an integral part of this quarterly report.

74 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	CHF	22,000	USD	23,340	09/20/17	521
Brown Brothers Harriman	EUR	200	USD	229	09/20/17	(9)
Brown Brothers Harriman	EUR	700	USD	806	09/20/17	(24)
Brown Brothers Harriman	EUR	14,000	USD	16,396	09/20/17	(220)
Brown Brothers Harriman	GBP	100	USD	129	09/20/17	(3)
Brown Brothers Harriman	GBP	200	USD	262	09/20/17	(3)
Brown Brothers Harriman	HKD	1,000	USD	128	09/20/17	—
Brown Brothers Harriman	JPY	10,000	USD	88	09/20/17	(3)
Brown Brothers Harriman	JPY	50,000	USD	445	09/20/17	(9)
Brown Brothers Harriman	JPY	4,200,000	USD	37,892	09/20/17	(290)
Brown Brothers Harriman	NOK	60,000	USD	7,478	09/20/17	(161)
Brown Brothers Harriman	SEK	1,000	USD	121	09/20/17	(3)
Citibank	USD	153	AUD	200	09/20/17	6
Citibank	USD	231	CAD	300	09/20/17	10
Citibank	USD	1,149	EUR	1,000	09/20/17	39
Citibank	USD	391	GBP	300	09/20/17	5
Citibank	USD	128	HKD	1,000	09/20/17	—
Citibank	USD	626	JPY	70,000	09/20/17	10
Citibank	USD	119	SEK	1,000	09/20/17	5
Citibank	AUD	200	USD	158	09/20/17	(2)
Citibank	CAD	200	USD	160	09/20/17	(1)
Citibank	EUR	900	USD	1,054	09/20/17	(14)
Citibank	GBP	300	USD	391	09/20/17	(6)
Citibank	HKD	1,500	USD	192	09/20/17	—
Citibank	JPY	70,000	USD	632	09/20/17	(5)
Citibank	SEK	700	USD	85	09/20/17	(2)
Northern Trust	USD	61	HKD	473	08/01/17	—
Royal Bank of Canada	USD	95	AUD	125	09/20/17	5
Royal Bank of Canada	USD	243	AUD	319	09/20/17	12
Royal Bank of Canada	USD	2,265	AUD	2,974	09/20/17	112
Royal Bank of Canada	USD	114	CAD	150	09/20/17	7
Royal Bank of Canada	USD	374	CAD	492	09/20/17	21
Royal Bank of Canada	USD	3,647	CAD	4,800	09/20/17	206
Royal Bank of Canada	USD	9,018	CAD	11,868	09/20/17	509
Royal Bank of Canada	USD	1,013	EUR	900	09/20/17	55
Royal Bank of Canada	USD	1,571	EUR	1,387	09/20/17	75
Royal Bank of Canada	USD	9,743	EUR	8,600	09/20/17	465
Royal Bank of Canada	USD	192	GBP	150	09/20/17	6
Royal Bank of Canada	USD	607	GBP	473	09/20/17	18
Royal Bank of Canada	USD	10,235	GBP	7,974	09/20/17	304
Royal Bank of Canada	USD	164	HKD	1,274	09/20/17	—
Royal Bank of Canada	USD	3,714	HKD	28,900	09/20/17	(9)
Royal Bank of Canada	USD	272	JPY	30,000	09/20/17	1
Royal Bank of Canada	USD	844	JPY	91,852	09/20/17	(9)
Royal Bank of Canada	USD	8,013	JPY	871,942	09/20/17	(87)
Royal Bank of Canada	USD	108	SEK	930	09/20/17	7
Royal Bank of Canada	CHF	958	USD	998	09/20/17	4
Royal Bank of Canada	DKK	8,000	USD	1,219	09/20/17	(58)
Royal Bank of Canada	EUR	13,610	USD	15,418	09/20/17	(736)
Royal Bank of Canada	GBP	7,241	USD	9,294	09/20/17	(276)
Royal Bank of Canada	HKD	16,904	USD	2,172	09/20/17	5
Royal Bank of Canada	JPY	622,400	USD	5,720	09/20/17	62
Royal Bank of Canada	NOK	60,836	USD	7,283	09/20/17	(462)
Royal Bank of Canada	NZD	5,200	USD	3,788	09/20/17	(114)
Royal Bank of Canada	SEK	21,400	USD	2,490	09/20/17	(168)
Standard Chartered	USD	243	AUD	319	09/20/17	12
Standard Chartered	USD	2,264	AUD	2,974	09/20/17	113
Standard Chartered	USD	374	CAD	492	09/20/17	21

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 75

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	3,648	CAD	4,800	09/20/17	205
Standard Chartered	USD	9,020	CAD	11,868	09/20/17	506
Standard Chartered	USD	1,570	EUR	1,387	09/20/17	75
Standard Chartered	USD	9,740	EUR	8,600	09/20/17	468
Standard Chartered	USD	607	GBP	473	09/20/17	18
Standard Chartered	USD	10,234	GBP	7,974	09/20/17	305
Standard Chartered	USD	164	HKD	1,274	09/20/17	—
Standard Chartered	USD	3,714	HKD	28,900	09/20/17	(9)
Standard Chartered	USD	844	JPY	91,852	09/20/17	(9)
Standard Chartered	USD	8,008	JPY	871,942	09/20/17	(81)
Standard Chartered	USD	108	SEK	930	09/20/17	7
Standard Chartered	CHF	958	USD	998	09/20/17	4
Standard Chartered	DKK	8,000	USD	1,219	09/20/17	(58)
Standard Chartered	EUR	13,610	USD	15,413	09/20/17	(740)
Standard Chartered	GBP	7,241	USD	9,293	09/20/17	(277)
Standard Chartered	HKD	16,904	USD	2,172	09/20/17	5
Standard Chartered	JPY	622,400	USD	5,716	09/20/17	58
Standard Chartered	NOK	60,836	USD	7,277	09/20/17	(468)
Standard Chartered	NZD	5,200	USD	3,786	09/20/17	(116)
Standard Chartered	SEK	21,400	USD	2,489	09/20/17	(169)
State Street	USD	120	AUD	150	08/01/17	—
State Street	USD	243	AUD	319	09/20/17	12
State Street	USD	2,266	AUD	2,974	09/20/17	112
State Street	USD	—	CAD	—	08/01/17	—
State Street	USD	374	CAD	492	09/20/17	21
State Street	USD	3,647	CAD	4,800	09/20/17	206
State Street	USD	9,017	CAD	11,868	09/20/17	510
State Street	USD	322	EUR	268	08/01/17	(5)
State Street	USD	1,573	EUR	1,387	09/20/17	73
State Street	USD	9,757	EUR	8,600	09/20/17	451
State Street	USD	110	GBP	70	08/01/17	(19)
State Street	USD	607	GBP	473	09/20/17	18
State Street	USD	10,232	GBP	7,974	09/20/17	307
State Street	USD	271	HKD	2,116	08/01/17	—
State Street	USD	164	HKD	1,274	09/20/17	—
State Street	USD	3,714	HKD	28,900	09/20/17	(9)
State Street	USD	239	IDR	3,178,139	08/01/17	—
State Street	USD	146	JPY	22,157	08/01/17	55
State Street	USD	846	JPY	91,852	09/20/17	(11)
State Street	USD	8,028	JPY	871,942	09/20/17	(101)
State Street	USD	372	NOK	3,000	09/20/17	9
State Street	USD	—	SEK	2	08/01/17	—
State Street	USD	108	SEK	930	09/20/17	7
State Street	AUD	100	USD	77	09/20/17	(3)
State Street	AUD	110	USD	88	09/20/17	—
State Street	CAD	—	USD	1	08/01/17	1
State Street	CAD	100	USD	79	09/20/17	(2)
State Street	CAD	180	USD	145	09/20/17	—
State Street	CAD	3,000	USD	2,252	09/20/17	(156)
State Street	CHF	958	USD	999	09/20/17	5
State Street	DKK	8,000	USD	1,221	09/20/17	(56)
State Street	EUR	500	USD	573	09/20/17	(20)
State Street	EUR	500	USD	589	09/20/17	(4)
State Street	EUR	13,610	USD	15,440	09/20/17	(714)
State Street	GBP	—	USD	—	08/01/17	—
State Street	GBP	150	USD	198	09/20/17	(1)
State Street	GBP	200	USD	258	09/20/17	(6)
State Street	GBP	7,241	USD	9,291	09/20/17	(279)

See accompanying notes which are an integral part of this quarterly report.

76 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	HKD	1,000	USD	128	09/20/17	—
State Street	HKD	16,904	USD	2,172	09/20/17	5
State Street	JPY	30,000	USD	272	09/20/17	(1)
State Street	JPY	30,000	USD	266	09/20/17	(7)
State Street	JPY	622,400	USD	5,730	09/20/17	72
State Street	NOK	60,836	USD	7,297	09/20/17	(448)
State Street	NZD	5,200	USD	3,791	09/20/17	(111)
State Street	SEK	450	USD	56	09/20/17	—
State Street	SEK	21,400	USD	2,493	09/20/17	(164)
UBS	USD	243	AUD	319	09/20/17	12
UBS	USD	2,264	AUD	2,974	09/20/17	113
UBS	USD	374	CAD	492	09/20/17	21
UBS	USD	3,648	CAD	4,800	09/20/17	205
UBS	USD	9,019	CAD	11,868	09/20/17	508
UBS	USD	1,571	EUR	1,387	09/20/17	74
UBS	USD	9,746	EUR	8,600	09/20/17	463
UBS	USD	606	GBP	473	09/20/17	18
UBS	USD	10,229	GBP	7,974	09/20/17	309
UBS	USD	164	HKD	1,274	09/20/17	—
UBS	USD	3,714	HKD	28,900	09/20/17	(9)
UBS	USD	844	JPY	91,852	09/20/17	(9)
UBS	USD	8,015	JPY	871,942	09/20/17	(88)
UBS	USD	108	SEK	930	09/20/17	7
UBS	CHF	958	USD	997	09/20/17	3
UBS	DKK	8,000	USD	1,221	09/20/17	(56)
UBS	EUR	13,610	USD	15,423	09/20/17	(731)
UBS	GBP	7,241	USD	9,289	09/20/17	(281)
UBS	HKD	16,904	USD	2,172	09/20/17	5
UBS	JPY	622,400	USD	5,721	09/20/17	63
UBS	NOK	60,836	USD	7,297	09/20/17	(449)
UBS	NZD	5,200	USD	3,795	09/20/17	(107)
UBS	SEK	21,400	USD	2,492	09/20/17	(166)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						672

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$30,271	$—	$—	$30,271
Austria	—	7,632	—	—	7,632
Belgium	—	11,757	—	—	11,757
Bermuda	2,285	—	—	—	2,285
Brazil	11,989	—	—	—	11,989
Canada	23,013	—	—	—	23,013
Cayman Islands	6,971	26,889	—	—	33,860
China	18,437	—	—	—	18,437
Colombia	7,418	—	—	—	7,418
Denmark	—	7,482	—	—	7,482

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 77

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Finland	—	10,660	—	—	10,660
France	—	90,589	—	—	90,589
Germany	15,982	118,813	—	—	134,795
Hong Kong	—	4,353	—	—	4,353
India	8,001	11,857	—	—	19,858
Indonesia	—	4,607	—	—	4,607
Ireland	25,957	7,906	—	—	33,863
Israel	10,498	1,271	—	—	11,769
Italy	—	17,466	—	—	17,466
Japan	—	150,721	—	—	150,721
Jersey	4,725	—	—	—	4,725
Luxembourg	—	1,991	—	—	1,991
Netherlands	7,761	9,333	—	—	17,094
Norway	—	23,286	—	—	23,286
Panama	1,289	—	—	—	1,289
Portugal	—	3,588	—	—	3,588
Puerto Rico	8,693	—	—	—	8,693
Russia	—	15,375	—	—	15,375
Singapore	—	13,542	—	—	13,542
South Korea	—	87,328	—	—	87,328
Spain	—	16,279	—	—	16,279
Sweden	—	20,839	—	—	20,839
Switzerland	10,203	74,813	—	—	85,016
Taiwan	24,712	10,068	—	—	34,780
Thailand	—	19,022	—	—	19,022
United Kingdom	15,923	119,673	—	—	135,596
United States	1,297,813	7,344	—	—	1,305,157
Virgin Islands, British	—	1,405	—	—	1,405
Preferred Stocks	—	673	—	—	673
Warrants & Rights	72	—	—	—	72
Short-Term Investments	—	27,608	—	51,092	78,700
Other Securities	—	—	—	40,779	40,779
Total Investments	1,501,742	954,441	—	91,871	2,548,054

Other Financial Instruments
Assets
Futures Contracts	1,542	—	—	—	1,542
Foreign Currency Exchange Contracts	57	12,454	—	—	12,511
Liabilities
Futures Contracts	(7,755)	—	—	—	(7,755)
Foreign Currency Exchange Contracts	(31)	(11,809)	—	—	(11,839)
Total Other Financial Instruments*	$(6,187)	$645	$—	$—	$(5,542)

See accompanying notes which are an integral part of this quarterly report.

78 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	302,381
Consumer Staples	140,918
Energy	98,119
Financial Services	571,413
Health Care	333,348
Materials and Processing	128,599
Producer Durables	206,951
Technology	539,500
Utilities	107,274
Warrants and Rights	72
Short-Term Investments	78,700
Other Securities	40,779
Total Investments	2,548,054

See accompanying notes which are an integral part of this quarterly report.

Global Equity Fund 79

Russell Investment Company
Emerging Markets Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.7%			WEG SA	332,500	2,020
Argentina - 1.4%					150,500
Banco Macro SA - ADR	49,742	4,318
Cresud SACIF y A - ADR(Æ)(Ñ)	336,437	6,117	Cambodia - 0.1%
IRSA Inversiones y Representaciones			NagaCorp, Ltd.	3,965,394	2,410
SA - ADR(Æ)(Ñ)	108,400	2,413
Pampa Energia SA - ADR(Æ)(Ñ)	109,812	5,968	Chile - 0.7%
Siderar SAIC Class A	5,271,834	3,212	Banco de Chile	981,729	141
YPF SA - ADR	574,874	11,612	Banco Santander Chile - ADR(Ñ)	105,000	2,969
		33,640	CAP SA	42,958	452
			Cencosud SA	30,710	87
Bangladesh - 0.5%			Cia Cervecerias Unidas SA - ADR(Ñ)	241,426	4,132
Beximco Pharmaceuticals, Ltd.	2,785,506	3,820	Colbun SA	454,717	106
BRAC Bank, Ltd.	7,475,253	8,065	Empresa Nacional de
		11,885	Telecomunicaciones SA	236,059	2,650
			Enersis Chile SA	22,139,350	2,408
Brazil - 6.2%			Enersis SA(Æ)	13,934,201	2,815
Ambev SA - ADR	1,141,181	6,938			15,760
Ambev SA	151,071	928
Azul SA - ADR(Æ)(Ñ)	120,695	3,182	China - 20.8%
B2W Cia Digital(Æ)	1,654,813	7,057	51job, Inc. - ADR(Æ)(Ñ)	89,088	4,388
Banco Bradesco SA - ADR	770,018	7,408	AAC Technologies Holdings, Inc.	169,000	2,270
Banco do Brasil SA(Æ)	361,042	3,323	Agile Group Holdings, Ltd.	2,170,000	2,585
Banco Santander Brasil SA - ADR	567,400	4,613	Agricultural Bank of China, Ltd. Class H	28,695,000	13,392
BM&FBovespa SA - Bolsa de Valores			Air China, Ltd. Class H	1,678,000	1,516
Mercadorias e Futuros(Æ)	354,800	2,331	Alibaba Group Holding, Ltd. - ADR(Æ)	358,315	55,520
BR Malls Participacoes SA	986,989	4,178	Anhui Conch Cement Co. , Ltd. Class H	3,175,598	11,755
Braskem SA - ADR(Ñ)	39,523	949	Autohome, Inc. - ADR(Æ)(Ñ)	8,800	428
BRF SA - ADR(Æ)(Ñ)	491,085	5,790	BAIC Motor Corp. , Ltd. Class H(Þ)	984,000	884
BRF SA(Æ)	84,800	1,004	Baidu, Inc. - ADR(Æ)	64,041	14,496
BTG Pactual Group(Æ)	71,600	359	Bank of China, Ltd. Class H	24,009,000	11,818
Centrais Eletricas Brasileiras SA(Æ)	643,400	2,785	Bank of Communications Co. , Ltd. Class
Cia Brasileira de Distribuicao - ADR(Æ)	236,000	5,480	H	122,000	90
Cia de Saneamento Basico do Estado de			Beijing Jingneng Clean Energy Co. , Ltd.
Sao Paulo - ADR(Æ)	268,700	2,891	Class H	270,000	78
Cia de Saneamento Basico do Estado de			BYD Electronic International Co. , Ltd.	673,000	1,702
Sao Paulo(Æ)	168,340	1,811	Changyou. com, Ltd. - ADR(Æ)(Ñ)	14,300	605
Cia de Saneamento de Minas			China Cinda Asset Management Co. ,
Gerais-COPASA(Æ)	197,571	2,685	Ltd. Class H	7,223,000	3,002
Cia Paranaense de Energia - ADR(Ñ)	31,300	259	China CITIC Bank Corp. , Ltd. Class H	7,369,000	4,784
Cosan SA Industria e Comercio	406,900	4,711	China Communications Construction Co. ,
CVC Brasil Operadora e Agencia de			Ltd. Class H	949,000	1,266
Viagens SA	319,376	3,651	China Communications Services Corp. ,
Gerdau SA - ADR	603,858	2,035	Ltd. Class H	696,000	379
Grendene SA	329,871	2,797	China Construction Bank Corp. Class H	24,724,554	20,584
IRB-Brasil Resseguros SA(Æ)	82,700	777	China Everbright International, Ltd.	2,526,929	3,301
Itau Unibanco Holding SA - ADR	1,936,847	23,067	China Evergrande Group(Æ)	731,420	2,039
JBS SA	2,470,300	6,100	China Forestry Holdings Co. , Ltd. (Æ)(Å)	871,100	—
M Dias Branco SA(Æ)	35,328	575	China Galaxy Securities Co. , Ltd. Class
Magazine Luiza SA	9,710	1,142	H	3,162,640	2,786
MRV Engenharia e Participacoes SA	303,674	1,395	China Hongqiao Group, Ltd. (Æ)(Ñ)	1,333,500	1,204
Petroleo Brasileiro SA - ADR(Æ)	1,245,799	10,767	China Huarong Asset Management Co. ,
Porto Seguro SA(Æ)	274,174	2,770	Ltd. Class H(Þ)	2,558,000	1,047
Qualicorp SA	140,600	1,479	China Huishan Dairy Holdings Co. , Ltd.	1,269,000	68
Sao Martinho SA	137,748	776	China Life Insurance Co. , Ltd. Class H	1,915,966	6,058
Telefonica Brasil SA - ADR	253,270	3,769	China Longyuan Power Group Corp. ,
TIM Participacoes SA - ADR	307,300	5,185	Ltd. Class H	4,183,057	3,059
Transmissora Alianca de Energia			China Mengniu Dairy Co. , Ltd. (Æ)	1,495,000	2,910
Eletrica SA	140,833	1,049	China Merchants Bank Co. , Ltd. Class H	1,279,852	4,204
Vale SA Class B - ADR(Ñ)	692,633	6,947	China Merchants Port Holdings Co. , Ltd.	978,860	3,073
Vale SA Class B - ADR(Æ)(Ñ)	587,579	5,517

See accompanying notes which are an integral part of this quarterly report.

80 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Minsheng Banking Corp. , Ltd.			Metallurgical Corp. of China, Ltd. Class
Class H	756,000	761	H	3,214,000	1,106
China National Building Material Co. ,			Midea Group Co. , Ltd. Class A	381,500	2,336
Ltd. Class H	2,598,000	1,584	NetEase, Inc. - ADR	37,607	11,707
China National Materials Co. , Ltd.	549,000	223	New China Life Insurance Co. , Ltd.
China Oilfield Services, Ltd. Class H	3,222,346	2,752	Class H	1,017,100	6,559
China Pacific Insurance Group Co. , Ltd.			New Oriental Education & Technology
Class H	1,634,094	7,205	Group - ADR(Æ)	24,100	1,920
China Petroleum & Chemical Corp.			People's Insurance Co. Group of China,
Class H	5,996,550	4,555	Ltd. (The) Class H	1,431,000	667
China Railway Construction Corp. , Ltd.			PetroChina Co. , Ltd. Class H	5,260,000	3,391
Class H	2,053,000	2,709	PICC Property & Casualty Co. , Ltd.
China Railway Group, Ltd. Class H	7,612,712	6,064	Class H	3,640,000	6,777
China Resources Gas Group, Ltd.	851,634	3,232	Ping An Insurance Group Co. of China,
China Resources Pharmaceutical Group,			Ltd. Class H	1,004,000	7,434
Ltd. (Þ)	1,499,500	1,797	Powerlong Real Estate Holdings, Ltd.	1,003,000	468
China SCE Property Holdings, Ltd.	581,000	284	Real Gold Mining, Ltd. (Æ)(Å)	463,232	—
China Shenhua Energy Co. , Ltd. Class H	2,239,594	5,578	Shandong Weigao Group Medical
China Southern Airlines Co. , Ltd. Class			Polymer Co. , Ltd. Class H	788,000	636
H	1,932,000	1,473	Shanghai Fosun Pharmaceutical Group
China Telecom Corp. , Ltd. Class H	20,761,900	9,876	Co. , Ltd. Class H	105,500	386
China Vanke Co. , Ltd. Class H	621,000	1,833	Shanghai Pharmaceuticals Holding Co. ,
China Yongda Automobiles Services			Ltd. Class H	1,821,200	4,828
Holdings, Ltd. (Ñ)	796,000	1,033	Shenzhen Expressway Co. , Ltd. Class H	378,000	338
China Zhongwang Holdings, Ltd.	831,200	414	Shenzhou International Group Holdings,
Chongqing Changan Automobile Co. ,			Ltd.	693,000	4,637
Ltd. Class B	327,200	434	Shui On Land, Ltd.	1,550,500	387
Chongqing Rural Commercial Bank Co. ,			SINA Corp. (Æ)	170,000	16,118
Ltd. Class H	2,422,000	1,784	Sinopec Shanghai Petrochemical Co. ,
CIFI Holdings Group Co. , Ltd.	10,848,000	6,183	Ltd. Class H	2,670,000	1,517
CNOOC, Ltd. - ADR	63,480	7,138	Sohu. com, Inc. (Æ)(Ñ)	185,900	10,565
Country Garden Holdings Co. , Ltd.	1,667,000	2,331	Sunny Optical Technology Group Co. ,
CRRC Corp. , Ltd.	604,000	539	Ltd.	100,000	1,182
Ctrip. com International, Ltd. - ADR(Æ)	141,963	8,480	Tencent Holdings, Ltd.	1,359,761	54,217
Datang International Power Generation			Tianhe Chemicals Group, Ltd. (Æ)(Þ)	25,778,000	1,448
Co. , Ltd. Class H(Æ)	9,519,500	3,239	Tianneng Power International, Ltd.	792,000	628
Dongfeng Motor Group Co. , Ltd. Class H	2,358,000	2,890	Times Property Holdings, Ltd.	857,000	723
ENN Energy Holdings, Ltd.	738,100	5,021	Tingyi Cayman Islands Holding Corp.	2,334,800	2,974
Fufeng Group, Ltd. (Æ)	1,169,000	716	Tsingtao Brewery Co. , Ltd. Class H	374,000	1,604
Geely Automobile Holdings, Ltd.	1,487,000	3,440	Uni-President China Holdings, Ltd.	4,743,200	3,684
Guangzhou Automobile Group Co. , Ltd.			Weibo Corp. - ADR(Æ)(Ñ)	68,500	5,271
Class H	4,392,000	9,422	Weichai Power Co. , Ltd. Class H	220,000	212
Guangzhou R&F Properties Co. , Ltd.	1,334,800	2,386	Weiqiao Textile Co. Class H(Å)	136,500	49
Harbin Electric Co. , Ltd. Class H	744,000	411	West China Cement, Ltd. (Æ)	8,249,397	1,183
Huadian Power International Corp. , Ltd.			Yirendai, Ltd. - ADR(Æ)(Ñ)	73,692	2,819
Class H	4,810,500	2,033	Yuzhou Properties Co. , Ltd.	1,898,000	1,128
Industrial & Commercial Bank of China,			YY, Inc. - ADR(Æ)(Ñ)	48,700	3,482
Ltd. Class H	34,873,401	24,389	Zhongsheng Group Holdings, Ltd.	790,500	1,728
JA Solar Holdings Co. , Ltd. - ADR(Æ)	57,800	363	Zijin Mining Group Co. , Ltd. Class H	3,220,000	1,167
JD. com, Inc. - ADR(Æ)	195,808	8,845	ZTE Corp. Class H(Æ)	1,015,000	2,608
Jiangsu Expressway Co. , Ltd. Class H	1,162,000	1,686			503,766
Kingsoft Corp. , Ltd.	74,000	194
Kunlun Energy Co. , Ltd.	366,000	365	Colombia - 0.1%
KWG Property Holding, Ltd. (Æ)	2,093,500	1,553	Bancolombia SA - ADR	64,200	2,809
Lenovo Group, Ltd.	5,629,572	3,490	Ecopetrol SA - ADR(Ñ)	35,910	335
Li Ning Co. , Ltd. (Æ)	5,200,000	4,102			3,144
Logan Property Holdings Co. , Ltd.	1,236,000	1,070
Lonking Holdings, Ltd.	1,608,000	524	Czech Republic - 0.1%
Luye Pharma Group, Ltd.	334,500	190	Komercni Banka AS	78,435	3,384

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 81

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Egypt - 0.5%			Yue Yuen Industrial Holdings, Ltd.	577,500	2,385
Cleopatra Hospital(Æ)	1,287,056	1,674	Yuexiu Property Co. , Ltd.	1,488,000	280
Commercial International Bank Egypt					108,656
SAE	980,690	4,593
Commercial International Bank Egypt			Hungary - 0.4%
SAE - GDR	360,735	1,666	MOL Hungarian Oil & Gas PLC	7,789	674
Eastern Tobacco	109,282	1,890	OTP Bank PLC	48,465	1,804
Edita Food Industries SAE - GDR	561,837	2,950	Richter Gedeon Nyrt	293,875	7,523
		12,773			10,001
Greece - 0.2%			India - 9.1%
Alpha Bank AE(Æ)	1,869,245	4,488	Adani Ports & Special Economic Zone,
Motor Oil (Hellas) Corinth Ref	5,443	123	Ltd.	475,595	2,931
Sarantis SA	96,792	1,413	Aditya Birla Capital Advisors, Ltd. (Æ)	82,926	200
		6,024	Ambuja Cements, Ltd.	237,988	973
			Apollo Hospitals Enterprise, Ltd.	67,972	1,333
Hong Kong - 4.5%			Asian Paints, Ltd.	90,052	1,631
AIA Group, Ltd.	992,200	7,823	Aurobindo Pharma, Ltd.	337,455	3,766
ASM Pacific Technology, Ltd.	404,028	5,196	Axis Bank, Ltd.	839,340	6,791
Beijing Enterprises Holdings, Ltd.	226,000	1,201	Bajaj Auto, Ltd.	41,856	1,832
Brilliance China Automotive Holdings,			Balrampur Chini Mills, Ltd. Class A	244,172	629
Ltd.	1,940,178	4,917	Bharat Forge, Ltd.	168,056	3,007
China Agri-Industries Holdings, Ltd.	5,175,000	2,319	Bharat Petroleum Corp. , Ltd.	215,636	1,583
China Everbright, Ltd.	1,594,000	3,636	Bharti Airtel, Ltd.	521,890	3,407
China Lumena New Materials Corp. (Æ)	3,024,000	4	Bharti Infratel, Ltd.	356,400	2,228
China Metal Recycling Holdings, Ltd.			Bosch, Ltd.	2,698	1,017
(Æ)(Å)	335,400	—	Britannia Industries, Ltd.	15,291	934
China Mobile, Ltd.	438,000	4,685	Cadila Healthcare, Ltd.	73,993	626
China Mobile, Ltd. - ADR	178,365	9,530	Castrol India, Ltd.	89,107	556
China Overseas Land & Investment, Ltd.	2,694,698	9,132	CESC, Ltd.	8,352	123
China Power International Development,			Chennai Petroleum Corp. , Ltd.	126,388	760
Ltd.	752,000	258	Cipla, Ltd.	71,497	624
China Resources Cement Holdings, Ltd.	1,346,000	801	Coal India, Ltd.	313,682	1,216
China Resources Power Holdings Co. ,			Cummins India, Ltd.	38,007	584
Ltd.	852,000	1,624	Dabur India, Ltd. Class A	389,838	1,884
China Unicom Hong Kong, Ltd. (Æ)	7,850,000	11,392	Dilip Buildcon, Ltd. (Æ)(Þ)	264,248	2,069
Chow Tai Fook Jewellery Group, Ltd.	230,000	239	Divi's Laboratories, Ltd. (Æ)	130,775	1,367
CITIC, Ltd.	568,000	863	Dr Reddy's Laboratories, Ltd.	26,191	971
CNOOC, Ltd.	1,750,000	1,961	Eicher Motors, Ltd.	2,868	1,344
CT Environmental Group, Ltd. (Æ)(Ñ)	13,685,799	2,450	Exide Industries, Ltd.	59,987	203
Fosun International, Ltd.	163,500	248	Federal Bank, Ltd.	1,047,732	1,879
Galaxy Entertainment Group, Ltd.	319,000	1,971	GAIL India, Ltd.	175,181	1,028
GCL-Poly Energy Holdings, Ltd. (Æ)	26,008,000	2,760	GlaxoSmithKline Consumer Healthcare,
Guangdong Investment, Ltd.	238,000	335	Ltd.	3,173	271
Haier Electronics Group Co. , Ltd. (Æ)	1,541,737	3,970	Glenmark Pharmaceuticals, Ltd.	49,125	534
Hanergy Thin Film Power Group, Ltd.			Godrej Consumer Products, Ltd.	107,630	1,740
(Æ)	1,630,000	816	Grasim Industries, Ltd.	59,233	990
Hong Kong Exchanges & Clearing, Ltd.	114,079	3,251	Havells India, Ltd.	114,450	843
Hua Hong Semiconductor, Ltd. (Þ)	1,799,000	2,441	HCL Technologies, Ltd.	106,665	1,484
K Wah International Holdings, Ltd.	568,000	341	Hero MotoCorp, Ltd.	37,022	2,108
Kingboard Chemical Holdings, Ltd.	1,098,500	4,930	Hindalco Industries, Ltd.	888,504	3,038
Kingboard Laminates Holdings, Ltd.	880,500	1,228	Hindustan Petroleum Corp. , Ltd.	745,654	4,453
Nine Dragons Paper Holdings, Ltd.	1,612,000	2,398	Hindustan Unilever, Ltd.	87,137	1,569
Shanghai Industrial Holdings, Ltd.	92,000	266	Hindustan Zinc, Ltd.	62,303	275
Shenzhen International Holdings, Ltd.	504,500	864	Housing Development Finance Corp. ,
Shimao Property Holdings, Ltd.	1,162,000	2,319	Ltd.	296,132	8,257
Sino Biopharmaceutical, Ltd.	2,513,885	2,221	ICICI Bank, Ltd. - ADR	1,467,327	13,660
Sinotruk, Ltd.	727,000	764	ICICI Bank, Ltd.	264,961	1,245
Skyworth Digital Holdings, Ltd.	4,171,344	2,235	ICICI Prudential Life Insurance Co. ,
Sun Art Retail Group, Ltd.	319,500	260	Ltd. (Þ)	270,322	1,935
WH Group, Ltd. (Þ)	4,625,500	4,342	IDFC Bank, Ltd.	1,184,646	1,099

See accompanying notes which are an integral part of this quarterly report.

82 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Indiabulls Housing Finance Ltd	265,792	4,872	Delta Dunia Makmur Tbk. , PT(Æ)	4,501,500	268
Indian Oil Corp. , Ltd.	610,380	3,495	Gajah Tunggal Tbk PT	1,035,600	75
Infosys, Ltd.	168,431	2,645	Gudang Garam Tbk PT	98,400	562
ITC, Ltd.	630,875	2,804	Indo Tambangraya Megah Tbk PT	460,100	691
JSW Steel, Ltd.	86,586	298	Media Nusantara Citra Tbk PT	20,002,333	2,698
L&T Technology Services, Ltd. (Þ)	46,668	553	Perusahaan Gas Negara Persero Tbk	11,650,358	1,967
LIC Housing Finance, Ltd.	107,115	1,152	Sarana Menara Nusantara Tbk PT	4,147,700	1,247
Lupin, Ltd.	56,065	902	Semen Indonesia Persero Tbk PT	3,339,181	2,493
Mahindra & Mahindra, Ltd.	54,873	1,200	Tambang Batubara Bukit Asam Persero
Marico, Ltd.	320,800	1,668	Tbk PT	1,105,100	1,084
Maruti Suzuki India, Ltd.	44,140	5,331	Telekomunikasi Indonesia Persero Tbk
Motherson Sumi Systems, Ltd. (Æ)	266,555	1,347	PT	3,328,000	1,170
Nestle India, Ltd.	1,285	135	Unilever Indonesia Tbk PT	75,100	276
NHPC, Ltd.	1,005,045	475	United Tractors Tbk PT	142,400	322
NMDC, Ltd.	541,672	1,066			35,697
NTPC, Ltd.	755,697	1,932
Oil & Natural Gas Corp. , Ltd.	541,996	1,428	Jersey - 0.1%
Oil India, Ltd.	93,421	418	Randgold Resources, Ltd.	29,015	2,699
Oracle Financial Services Software, Ltd.	12,376	699
Page Industries, Ltd.	5,702	1,454	Kazakhstan - 0.0%
Petronet LNG, Ltd.	323,624	1,028	KazMunaiGas Exploration Production
Pidilite Industries, Ltd.	89,140	1,105	JSC - GDR(Æ)	113,257	1,104

Piramal Enterprises, Ltd. Class A	66,742	3,064	Kenya - 0.3%
Power Finance Corp. , Ltd.	2,014,976	3,910	East African Breweries, Ltd.	339,549	862
Power Grid Corp. of India, Ltd.	269,762	939	Safaricom, Ltd.	23,133,922	5,452
Prism Cement, Ltd. (Æ)	613,836	1,145			6,314
Punjab National Bank(Æ)	480,681	1,214
Reliance Industries, Ltd.	717,084	18,042	Kuwait - 0.3%
Reliance Industries, Ltd. - GDR(Þ)	319,441	15,845	National Bank of Kuwait SAKP	2,698,146	6,227
Reliance Power, Ltd. (Æ)	784,180	554	VIVA Kuwait Telecom Co.	662,906	1,760
Rural Electrification Corp. , Ltd.	1,171,193	3,197			7,987
Shree Cement, Ltd.	3,750	1,087
Shriram City Union Finance, Ltd.	31,104	1,114	Luxembourg - 0.3%
State Bank of India	930,990	4,529	Samsonite International SA	661,418	2,774
Sun Pharmaceutical Industries, Ltd.	114,730	950	Tenaris SA - ADR(Ñ)	103,800	3,274
Tata Chemicals, Ltd.	218,373	2,110			6,048
Tata Consultancy Services, Ltd.	148,548	5,761
Tata Motors, Ltd. Class A(Æ)	649,613	2,637	Macao - 0.2%
Tata Motors, Ltd. (Æ)	231,022	1,603	Sands China, Ltd.	1,277,855	5,933
Tata Motors, Ltd. - ADR(Æ)	6,800	234
Tata Power Co. , Ltd.	756,724	969	Malaysia - 0.7%
Tata Steel, Ltd.	281,914	2,490	AirAsia BHD	2,801,800	2,112
Tech Mahindra, Ltd.	291,498	1,749	AMMB Holdings BHD	134,000	155
Titan Co. , Ltd.	276,460	2,346	British American Tobacco Malaysia BHD	249,841	2,568
Torrent Pharmaceuticals, Ltd.	89,849	1,846	CIMB Group Holdings BHD	2,358,500	3,607
United Phosphorus, Ltd.	122,112	1,668	IHH Healthcare BHD	209,400	288
Vedanta, Ltd.	2,133,311	9,287	IJM Corp. BHD	3,302,744	2,676
Videocon d2h, Ltd. - ADR(Æ)	144,338	1,311	Kuala Lumpur Kepong BHD	57,800	335
Wipro, Ltd.	302,180	1,357	Malayan Banking BHD	604,300	1,346
Yes Bank, Ltd.	50,068	1,410	Malaysia Building Society	1,153,800	332
Zee Entertainment Enterprises, Ltd.	152,544	1,288	MISC Berhad	52,900	91
		220,660	Petronas Dagangan BHD	62,300	346
			Petronas Gas BHD	54,700	239
Indonesia - 1.5%			Public Bank BHD	73,000	346
Adaro Energy Tbk PT	8,150,200	1,088	Steppe Cement, Ltd. (Æ)	1,139,180	210
Astra International Tbk PT	12,658,200	7,570	Tenaga Nasional BHD	475,800	1,569
Bank Central Asia Tbk PT	381,600	535	UEM Sunrise BHD(Æ)	2,695,400	724
Bank Mandiri Persero Tbk PT	451,700	462	Westports Holdings BHD	303,200	264
Bank Rakyat Indonesia Persero Tbk PT	10,581,459	11,719			17,208
Bumi Serpong Damai Tbk PT	10,945,844	1,470

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 83

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mexico - 3.7%			Lucky Cement, Ltd.	344,669	2,316
Alsea SAB de CV	685,504	2,668	Maple Leaf Cement Factory, Ltd.	1,423,000	1,542
America Movil SAB de CV Class L			Pak Elektron, Ltd.	4,081,872	4,014
- ADR	729,203	12,893	Sui Northern Gas Pipelines, Ltd. (Æ)	2,453,684	3,603
Arca Continental SAB de CV	38,500	285	United Bank, Ltd.	1,508,415	2,980
Cemex SAB de CV - ADR(Æ)	1,027,871	9,982			20,076
Coca-Cola Femsa SAB de CV	91,885	782
Coca-Cola Femsa SAB de CV - ADR(Ñ)	87,460	7,433	Peru - 0.4%
Fomento Economico Mexicano SAB de			Cia de Minas Buenaventura SAA - ADR	136,300	1,668
CV	65,375	660	Credicorp, Ltd.	33,662	6,232
Fomento Economico Mexicano SAB de			InRetail Peru Corp. (Æ)(Þ)	51,021	944
CV - ADR	60,600	6,114			8,844
Genomma Lab Internacional SAB de CV
Class B(Æ)	2,247,928	2,890	Philippines - 0.3%
Gentera SAB de CV	611,110	929	Ayala Land, Inc.	2,265,980	1,885
Gruma SAB de CV Class B	46,599	644	Manila Electric Co.	29,180	161
Grupo Aeroportuario del Centro Norte			Metro Pacific Investments Corp.	22,222,048	2,989
SAB de CV Class B	518,061	3,279	Universal Robina Corp.	339,858	1,086
Grupo Aeroportuario del Pacifico SAB de					6,121
CV Class B	13,265	152
Grupo Aeroportuario del Sureste SAB de			Poland - 0.6%
CV - ADR	20,300	4,315	Bank Pekao SA	102,854	3,653
Grupo Bimbo SAB de CV	172,600	436	KGHM Polska Miedz SA	150,380	5,107
Grupo Cementos de Chihuahua SAB			Powszechny Zaklad Ubezpieczen SA	276,776	3,407
de CV	329,500	1,721	Synthos SA	1,277,805	1,578
Grupo Fin Santander ADR B - ADR	284,200	2,916	Tauron Polska Energia SA(Æ)	816,156	864
Grupo Financiero Banorte SAB de CV					14,609

Class O	1,746,504	11,578	Romania - 0.2%
Grupo Lala SAB de CV Class B	142,400	281	Banca Transilvania SA(Æ)	3,288,949	2,476
Grupo Sanborns SAB de CV	26,533	32	Fondul Proprietatea SA	15,592,889	3,530
Grupo Televisa SAB - ADR	348,000	9,263			6,006
Industrias Bachoco SAB de CV	311,740	1,554
Kimberly-Clark de Mexico SAB de CV			Russia - 3.7%
Class A	1,347,720	2,713	Federal Grid PJSC	775,570,000	2,165
Macquarie Mexico Real Estate			Gazprom PAO	897,516	1,742
Management SA de CV (Æ)(ö)	353,086	436	Gazprom PJSC - ADR	2,504,203	9,758
Megacable Holdings SAB de CV	764,772	3,159	Inter RAO UES PJSC	21,889,000	1,383
Promotora y Operadora de			Lukoil PJSC - ADR(Ñ)	349,621	16,481
Infraestructura SAB de CV	31,287	344	Lukoil PJSC - ADR	249,055	11,608
Wal-Mart de Mexico SAB de CV	1,132,393	2,613	Lukoil PJSC	36,773	1,720
		90,072	MMC Norilsk Nickel PJSC - ADR	157,528	2,339
			Mobile TeleSystems PJSC - ADR	134,000	1,148
Morocco - 0.1%			Novatek OAO	208,619	2,120
Residences Dar Saada	99,841	1,904	Novolipetsk Steel PJSC - GDR	104,295	2,178
Netherlands - 0.5%			PAO TMK - GDR	161,880	847
X5 Retail Group NV - GDR(Æ)	256,069	9,905	PhosAgro PJSC - GDR	236,410	3,264
Yandex NV Class A(Æ)	82,500	2,391	Polyus PJSC - GDR	43,852	1,430
		12,296	Polyus PJSC - GDR(Þ)	38,866	1,271
			Rosneft Oil Co. - GDR	626,276	3,214
Nigeria - 0.5%			Rosneft Oil Co. PJSC - GDR	482,578	2,476
Dangote Cement PLC	3,324,919	2,022	Sberbank of Russia PJSC	1,582,574	4,389
Guaranty Trust Bank PLC	63,945,752	6,810	Sberbank of Russia PJSC Class T	716,506	1,971
Guaranty Trust Bank PLC - GDR	101,104	555	Sberbank of Russia PJSC - ADR	963,247	11,249
Guinness Nigeria PLC	4,990,431	884	Surgutneftegas OAO	1,031,100	459
Lekoil, Ltd. (Æ)	7,710,727	1,755	Surgutneftegas OJSC - ADR	131,666	573
		12,026	Tatneft PJSC - ADR(Ñ)	156,147	6,025
			Uralkali PJSC(Æ)	132,990	290
Pakistan - 0.8%			X5 Retail Group NV - GDR(Æ)	19,021	736
Engro Corp. , Ltd.	384,276	1,182			90,836
Hascol Petroleum, Ltd.	1,352,500	4,439

See accompanying notes which are an integral part of this quarterly report.

84 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
South Africa - 2.8%			Korea Investment Holdings Co. , Ltd.	2,940	186
AngloGold Ashanti, Ltd. - ADR	439,715	4,406	Korea Kolmar Co. , Ltd. (Ñ)	36,971	2,346
Aspen Pharmacare Holdings, Ltd.	175,158	3,669	Korea Petrochemical Industries Co. , Ltd.	2,575	595
AVI, Ltd.	416,555	3,097	Korea Zinc Co. , Ltd.	6,351	2,801
Barloworld, Ltd. - ADR	187,047	1,684	KT Corp. - ADR(Ñ)	190,645	3,468
Bid Corp. , Ltd.	10,411	250	KT Corp.	27,614	860
Bidvest Group, Ltd. (The)	232,861	2,963	KT&G Corp.	14,422	1,468
Discovery Holdings, Ltd.	264,252	2,813	Kumho Petrochemical Co. , Ltd.	68,970	4,660
Exxaro Resources, Ltd.	327,997	2,713	LG Corp. Class H	16,794	1,129
FirstRand, Ltd.	1,381,118	5,438	LG Electronics, Inc. Class H	74,818	4,487
Gold Fields, Ltd. - ADR	17,100	68	LG Household & Health Care, Ltd.	4,300	3,804
Growthpoint Properties, Ltd. (ö)	94,100	177	LG Innotek Co. , Ltd.	25,850	3,452
Investec, Ltd. (Ñ)	181,843	1,355	LG Uplus Corp.	228,132	3,395
Liberty Holdings, Ltd.	16,366	140	Lotte Chilsung Beverage Co. , Ltd.	2,166	3,123
Massmart Holdings, Ltd.	103,414	868	Lotte Confectionery Co. , Ltd.	18,218	3,308
Naspers, Ltd. Class N	53,450	11,804	Lotte Shopping Co. , Ltd.	3,466	815
Nedbank Group, Ltd.	12,112	201	LS Corp.	1,728	130
Pick n Pay Stores, Ltd.	136,823	658	NAVER Corp.	7,704	5,505
Remgro, Ltd.	29,697	482	POSCO	54,941	16,434
Resilient Property Income(Æ)	27,944	278	Samsung Electronics Co. , Ltd.	47,482	102,276
Reunert, Ltd.	483,457	2,637	Samsung Electronics Co. , Ltd. - GDR(Þ)	7,812	8,421
Sanlam, Ltd.	527,253	2,654	Samsung Electronics Co. , Ltd. - GDR	6,998	6,967
Sappi, Ltd. - ADR	383,978	2,545	Samsung Fire & Marine Insurance Co. ,
Sasol, Ltd. - ADR	214,830	6,486	Ltd.	2,822	736
Standard Bank Group, Ltd.	735,887	9,146	Samsung Life Insurance Co. , Ltd.	65,254	7,315
Tiger Brands, Ltd.	8,487	257	Shinhan Financial Group Co. , Ltd.	43,409	2,060
Vodacom Group, Ltd. - ADR	49,293	666	Shinsegae Co. , Ltd.	4,389	931
		67,455	SK Holdings Co. , Ltd.	2,148	520
			SK Hynix, Inc.	341,549	20,083
South Korea - 14.2%			SK Innovation Co. , Ltd.	6,542	1,033
Amorepacific Corp.	24,198	6,120	SK Telecom Co. , Ltd. - ADR	413,600	11,275
BGF retail Co. , Ltd.	4,895	404	SK Telecom Co. , Ltd.	2,777	687
BNK Financial Group, Inc.	128,575	1,296	S-Oil Corp.	25,625	2,670
Coway Co. , Ltd.	29,992	2,656	Woori Bank	353,031	6,024
DMS Co. , Ltd. (Ñ)	48,442	426			344,427
Dongbu HiTek Co. , Ltd. (Æ)	83,085	1,418
Dongbu Insurance Co. , Ltd.	69,030	4,942	Spain - 0.0%
Dongkuk Steel Mill Co. , Ltd.	20,480	263	Cemex Latam Holdings SA(Æ)	246,212	899
E-MART, Inc.	31,038	7,045
GS Holdings Corp.	8,358	563	Sri Lanka - 0.1%
Hana Financial Group, Inc.	647,260	29,428	Melstacorp PLC	4,787,216	2,074
Hankook Tire Co. , Ltd.	243,568	13,585
Hanon Systems	321,143	2,932	Switzerland - 0.1%
Hanssem Co. , Ltd.	7,300	1,148	Coca-Cola HBC AG - ADR(Æ)	107,050	3,237
Hanwha Chemical Corp.	58,389	1,759
Hanwha Corp.	6,195	271	Taiwan - 10.5%
Hanwha Life Insurance Co. , Ltd.	90,273	609	Advanced Semiconductor Engineering,
Hyundai Mobis Co. , Ltd.	3,098	679	Inc.	2,811,331	3,779
Hyundai Motor Co.	42,544	5,503	Advantech Co. , Ltd.	801,659	6,067
Hyundai Steel Co.	5,707	320	Airtac International Group	139,850	1,892
Industrial Bank of Korea	103,800	1,435	Asia Cement Corp.	1,163,000	1,028
JB Financial Group Co. , Ltd.	66,002	409	Asustek Computer, Inc.	214,000	1,991
Kangwon Land, Inc.	9,538	315	AU Optronics Corp.	6,486,000	2,616
KB Financial Group, Inc.	380,598	20,217	Catcher Technology Co. , Ltd.	412,547	4,741
KB Financial Group, Inc. - ADR	69,500	3,697	Cathay Financial Holding Co. , Ltd.	2,753,000	4,483
KEPCO Plant Service & Engineering			Chailease Holding Co. , Ltd.	210,000	604
Co. , Ltd.	9,096	366	Chang Hwa Commercial Bank, Ltd.	2,129,280	1,248
Kia Motors Corp.	41,148	1,344	Cheng Shin Rubber Industry Co. , Ltd.	715,000	1,447
Korea Electric Power Corp.	49,467	1,970	China Development Financial Holding
Korea Gas Corp. (Æ)	7,641	343	Corp.	4,435,000	1,338
			China Life Insurance Co. , Ltd.	1,164,040	1,232

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 85

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Steel Corp. Class H	2,013,000	1,653	Wistron Corp.	2,599,247	2,623
Chunghwa Telecom Co. , Ltd.	391,000	1,321	Yuanta Financial Holding Co. , Ltd.	5,499,000	2,358
Compal Electronics, Inc.	582,000	386			254,103
Compeq Manufacturing Co. , Ltd.	2,268,000	2,080
CTBC Financial Holding Co. , Ltd.	5,079,200	3,262	Thailand - 2.1%
Delta Electronics, Inc.	963,413	5,121	Airports of Thailand PCL	472,000	726
E Ink Holdings, Inc.	1,272,000	1,361	Bangkok Bank PCL	553,700	3,056
E. Sun Financial Holding Co. , Ltd.	1,708,600	1,089	Bangkok Dusit Medical Services PCL
Eclat Textile Co. , Ltd.	201,350	2,319	Class F	728,900	418
Far Eastern New Century Corp.	1,071,000	880	BEC World PCL	3,478,792	1,935
Far EasTone Telecommunications Co. ,			Central Pattana PCL	1,603,293	3,348
Ltd.	400,000	967	Charoen Pokphand Foods PCL	2,907,700	2,150
First Financial Holding Co. , Ltd.	1,952,070	1,316	CP ALL PCL	309,100	564
FIT Hon Teng, Ltd. (Æ)(Þ)	4,556,000	2,269	Esso Thailand PCL(Æ)	1,362,400	403
Formosa Chemicals & Fibre Corp.	530,000	1,597	Hana Microelectronics PCL	221,500	268
Formosa Petrochemical Corp.	339,000	1,190	Kasikornbank PCL	134,800	779
Formosa Plastics Corp.	408,000	1,224	Kiatnakin Bank PCL	215,600	432
Foxconn Technology Co. , Ltd.	462,280	1,389	Krung Thai Bank PCL	2,199,200	1,196
Fubon Financial Holding Co. , Ltd.	3,207,000	4,979	Origin Property PCL	323,200	147
General Interface Solution Holding, Ltd.	343,000	3,289	Polyplex Thailand PCL	826,300	9,636
Giant Manufacturing Co. , Ltd.	283,203	1,396	Pruksa Holding PCL	3,946,041	2,715
Grand Pacific Petrochemical	1,369,000	991	PTT Exploration & Production PCL(Ñ)	994,581	2,632
HannStar Board Corp.	67,000	33	PTT Global Chemical PCL	1,878,000	4,051
HannStar Display Corp. (Æ)	1,111,000	336	Sansiri PCL	5,452,500	341
Hon Hai Precision Industry Co. , Ltd.	7,696,617	29,760	Siam Cement PCL (The)	14,100	214
Hotai Motor Co. , Ltd.	15,000	182	Siam Commercial Bank PCL (The)	1,021,700	4,512
Hua Nan Financial Holdings Co. , Ltd.	1,623,764	949	Star Petroleum Refining PCL	952,500	441
Innolux Corp.	6,273,000	3,065	Supalai PCL	362,600	259
Inventec Corp.	1,537,000	1,229	Thai Beverage PCL	943,600	665
Largan Precision Co. , Ltd.	96,756	17,600	Thai Oil PCL	308,800	796
Lite-On Technology Corp.	1,884,996	3,050	Thai Union Group PCL Class F	4,925,190	3,005
MediaTek, Inc.	803,000	7,075	Thanachart Capital PCL	837,300	1,201
Mega Financial Holding Co. , Ltd.	2,121,000	1,792	Tisco Financial Group PCL	2,033,194	4,504
Merry Electronics Co. , Ltd.	334,000	2,761	TMB Bank PCL	10,515,000	746
Nan Ya Plastics Corp.	213,000	535			51,140
Nanya Technology Corp.	1,302,000	2,680
Novatek Microelectronics Corp.	137,000	521	Togo - 0.1%
Pegatron Corp.	2,145,000	7,006	Ecobank Transnational, Inc.	45,591,225	2,050

Phison Electronics Corp.	70,000	974	Turkey - 2.4%
Pou Chen Corp. Class B	504,000	680	Akbank TAS	2,140,440	6,364
Powertech Technology, Inc. (Æ)	564,000	1,823	Anadolu Efes Biracilik Ve Malt Sanayii
President Chain Store Corp.	79,000	670	AS	232,222	1,362
Quanta Computer, Inc.	1,671,000	3,954	Arcelik AS	237,104	1,752
Radiant Opto-Electronics Corp.	71,000	169	Emlak Konut Gayrimenkul Yatirim
Realtek Semiconductor Corp.	1,285,000	4,789	Ortakligi AS (Æ)(ö)	2,440,707	2,206
Shin Kong Financial Holding Co. , Ltd.	9,496,000	2,544	Enka Insaat ve Sanayi AS	1,843,914	2,890
SinoPac Financial Holdings Co. , Ltd.	3,368,150	1,056	GSD Holding AS(Æ)	236,128	50
Taishin Financial Holding Co. , Ltd.	757,087	356	Haci Omer Sabanci Holding AS	1,882,903	5,784
Taiwan Cement Corp.	487,000	565	KOC Holding AS	235,618	1,096
Taiwan Cooperative Financial Holding			Soda Sanayii AS	365,551	592
Co. , Ltd.	2,181,990	1,192	TAV Havalimanlari Holding AS	578,123	3,499
Taiwan Mobile Co. , Ltd.	257,000	919	Tekfen Holding AS	43,897	136
Taiwan Semiconductor Manufacturing			Torunlar Gayrimenkul Yatirim Ortakligi
Co. , Ltd.	5,766,382	40,862	AS (ö)	120,316	181
Taiwan Semiconductor Manufacturing			Trakya Cam Sanayii AS	232,775	246
Co. , Ltd. - ADR	646,039	23,232	Tupras Turkiye Petrol Rafinerileri AS	131,194	4,041
Tripod Technology Corp.	1,997,796	6,524	Turk Hava Yollari AO(Æ)	735,930	1,847
Uni-President Enterprises Corp.	435,000	833	Turkcell Iletisim Hizmetleri AS - ADR	197,991	1,822
United Microelectronics Corp.	9,654,500	4,437	Turkiye Garanti Bankasi AS	1,609,147	4,822
Winbond Electronics Corp.	4,007,000	2,424	Turkiye Halk Bankasi AS	1,875,824	8,047

See accompanying notes which are an integral part of this quarterly report.

86 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Turkiye Is Bankasi Class C	3,614,317	7,777	Vale SA (Æ)	159,920		1,496
Turkiye Vakiflar Bankasi TAO Class D	971,283	1,944				31,694
Yapi ve Kredi Bankasi AS(Æ)	1,856,827	2,396
		58,854	Colombia - 0.1%
			Banco Davivienda SA	6,409		73
Ukraine - 0.1%			Bancolombia SA	114,220		1,251
Kernel Holding SA	198,233	3,507				1,324

United Arab Emirates - 0.7%			Russia - 0.0%
Air Arabia PJSC	2,388,160	689	Surgutneftegas OAO	2,234,038		1,076
Aldar Properties PJSC	6,207,355	3,951
DAMAC Properties Dubai Co. PJSC	1,833,974	1,996	South Korea - 0.4%
DP World, Ltd.	131,400	3,022	Hyundai Motor Co.	3,726		336
Dubai Investments PJSC	1,109,524	713	Samsung Electronics Co. , Ltd.	5,145		8,880
Emaar Properties PJSC	2,480,531	5,558	Samsung Fire & Marine Insurance Co. ,
		15,929	Ltd.	502		86
						9,302
United Kingdom - 0.5%
BGEO Group PLC	191,060	8,696	Total Preferred Stocks
Nostrum Oil & Gas PLC(Æ)	233,619	1,248	(cost $33,918)			43,396
TBC Bank Group PLC	94,269	2,086
		12,030	Certificates of Participation - 0.2%
			Netherlands - 0.1%
United States - 0.3%			JPMorgan Structured Products BV
Gran Tierra Energy, Inc. (Æ)	341,990	804	Series 0001
MercadoLibre, Inc.	11,100	3,201	Zero coupon due 07/02/18	—		—
MHP SA - GDR	412,736	4,110	Series 0002
		8,115	Zero coupon due 07/02/18	157		2,881
						2,881
Vietnam - 0.8%			United Kingdom - 0.1%
Hoa Phat Group JSC	2,769,585	3,937	HSBC Bank PLC
Military Commercial Joint Stock Bank	2,101,459	2,200	Series 0008
Mobile World Investment Corp.	1,557,160	6,880	Zero coupon due 09/09/19	48		1,805
VinaCapital Vietnam Opportunity Fund,
Ltd.	1,325,507	5,305	Total Certificates of Participation
		18,322	(cost $2,506)			4,686

Virgin Islands, British - 0.2%			Warrants & Rights - 0.1%
Arcos Dorados Holdings, Inc. Class			Australia - 0.1%
A(Æ)	487,428	4,289	FPT Corp. (Æ)
Mail. Ru Group, Ltd. - GDR(Æ)	43,449	1,200	2018 Warrants	1,023,672		2,178
		5,489
			Netherlands - 0.0%
Total Common Stocks			Bharat Forge, Ltd. (Æ)(Þ)
(cost $1,767,156)		2,276,014	2019 Warrants	4,007		72
			Titan Co. , Ltd. (Æ)(Þ)
Preferred Stocks - 1.8%			2019 Warrants	34,462		292
Brazil - 1.3%						364
Banco Bradesco SA (Æ)	164,655	1,594
Banco do Estado do Rio Grande do Sul			United States - 0.0%
SA	269,011	1,262	Guinness(Æ)
Braskem SA	132,800	1,589	2017 Rights	1,582,846		30
Centrais Eletricas Brasileiras SA(Æ)	123,600	661
Cia Brasileira de Distribuicao (Æ)	83,419	1,939	Total Warrants & Rights
Cia de Saneamento do Parana	278,500	947	(cost $2,118)			2,572
Gerdau SA	1,322,700	4,522
Investimentos Itau SA	631,406	1,873	Short-Term Investments - 3.2%
Itau Unibanco Holding SA	771,724	9,235	United States - 3.2%
Lojas Americanas SA (Æ)	534,092	2,684	U. S. Cash Management Fund	65,144,064	(8)	65,150
Metalurgica Gerdau SA (Æ)	1,585,900	2,675	United States Treasury Bills
Petroleo Brasileiro SA (Æ)	285,500	1,217	1.092% due 10/19/17(§)(~)	5,300		5,287

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 87

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	1.070% due 11/02/17(§)(~)	1,900		1,895
	1.074% due 11/30/17(§)(~)	1,500		1,495
	1.059% due 12/07/17(§)(~)	4,700		4,683
				78,510
	Total Short-Term Investments
	(cost $78,512)			78,510

	Other Securities - 1.6%
	U. S. Cash Collateral Fund(×)	37,981,656	(8)	37,982
	Total Other Securities
	(cost $37,982)			37,982

	Total Investments 100.6%
	(identified cost $1,922,192)			2,443,160
	Other Assets and Liabilities, Net
-	(0.6%)			(14,582)
	Net Assets - 100.0%			2,428,578

See accompanying notes which are an integral part of this quarterly report.

88 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
China Forestry Holdings Co. , Ltd.	07/26/10	HKD	871,100	0.43	372	—
China Metal Recycling Holdings, Ltd.	11/16/12	HKD	335,400	—	339	—
Real Gold Mining, Ltd.	04/26/10	HKD	463,232	1.60	741	—
Weiqiao Textile Co.	09/18/13	HKD	136,500	0.56	77	49
						49
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
BIST 30 Index Futures	635	TRY	8,484	08/17	152
FTSE/JSE TOP 40 Index Futures	883	ZAR	431,504	09/17	2,139
Hang Seng Index Futures	172	HKD	234,161	08/17	463
H-Shares Index Futures	427	HKD	231,285	08/17	100
KOSPI2 Index Futures	372	KRW	29,285,699	09/17	498
Mexican Bolsa Index Futures	132	MXN	67,728	09/17	134
MSCI Emerging Markets Mini Index Futures	388	USD	20,651	09/17	1,151
MSCI Taiwan Index Futures	950	USD	37,050	08/17	(200)
SGX NIFTY 50 Index Futures	531	USD	10,733	08/17	99
Short Positions
MSCI Emerging Markets Mini Index Futures	1,671	USD	88,939	09/17	(4,301)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					235

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	32	GBP	24	08/01/17	—
Bank of America	USD	22	HKD	175	08/01/17	—
Bank of America	USD	41	HKD	323	08/01/17	—
Bank of America	USD	41	HKD	324	08/01/17	—
Bank of America	USD	53	HKD	415	08/01/17	—
Bank of America	USD	91	HKD	708	08/01/17	—
Bank of America	USD	1,009	HKD	7,882	08/01/17	—
Bank of America	USD	26	HKD	200	08/02/17	—
Bank of America	USD	30	HKD	237	08/02/17	—
Bank of America	USD	33	HKD	259	08/02/17	—
Bank of America	USD	47	HKD	371	08/02/17	—
Bank of America	USD	57	HKD	447	08/02/17	—
Bank of America	USD	63	HKD	494	08/02/17	—
Bank of America	USD	92	HKD	719	08/02/17	—
Bank of America	USD	131	HKD	1,020	08/02/17	—
Bank of America	USD	2,571	HKD	20,000	09/20/17	(7)
Bank of America	USD	3,068	INR	200,000	09/20/17	36
Bank of America	USD	4,382	KRW	5,000,000	09/20/17	84
Bank of America	USD	274	MXN	5,000	09/20/17	5
Bank of America	USD	2,829	RUB	169,102	09/13/17	(24)
Bank of America	USD	105	TRY	370	08/01/17	—
Bank of America	USD	278	TRY	1,000	09/20/17	2
Bank of America	USD	54	ZAR	705	08/02/17	(1)

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 89

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	81	ZAR	1,067	08/03/17	—
Bank of America	USD	387	ZAR	5,000	09/20/17	(11)
Bank of America	HKD	335	USD	43	08/01/17	—
Bank of America	HKD	126	USD	16	08/02/17	—
Bank of America	HKD	10,000	USD	1,283	09/20/17	1
Bank of America	HKD	10,000	USD	1,283	09/20/17	1
Bank of America	HKD	25,000	USD	3,208	09/20/17	3
Bank of America	MXN	10,000	USD	566	09/20/17	9
Bank of America	TRY	1,000	USD	279	09/20/17	(1)
Bank of America	TRY	1,250	USD	349	09/20/17	—
Bank of America	ZAR	10,000	USD	764	09/20/17	11
Bank of America	ZAR	10,000	USD	767	09/20/17	14
Bank of America	ZAR	60,000	USD	4,587	09/20/17	70
Bank of Montreal	USD	6,709	HKD	52,212	09/20/17	(16)
Bank of Montreal	USD	282	TRY	1,008	09/20/17	—
Bank of Montreal	USD	4,691	ZAR	60,000	09/20/17	(174)
Bank of Montreal	USD	14,072	ZAR	180,000	09/20/17	(523)
BNP Paribas	USD	282	TRY	1,008	09/20/17	—
Brown Brothers Harriman	USD	2,566	HKD	20,000	09/20/17	(2)
Brown Brothers Harriman	USD	70	ZAR	919	08/01/17	(1)
Brown Brothers Harriman	USD	97	ZAR	1,263	08/01/17	(1)
Brown Brothers Harriman	USD	2,203	ZAR	30,000	09/20/17	55
Brown Brothers Harriman	HKD	10,000	USD	1,284	09/20/17	2
Brown Brothers Harriman	HKD	15,000	USD	1,928	09/20/17	5
Brown Brothers Harriman	TRY	1,000	USD	280	09/20/17	—
Citibank	USD	2,569	HKD	20,000	09/20/17	(5)
Citibank	USD	2,571	HKD	20,000	09/20/17	(7)
Citibank	USD	5,140	HKD	40,000	09/20/17	(12)
Citibank	USD	1,468	MXN	26,840	09/15/17	29
Citibank	USD	382	MXN	7,000	09/20/17	8
Citibank	USD	548	MXN	10,000	09/20/17	10
Citibank	USD	975	MXN	18,000	09/20/17	28
Citibank	USD	139	TRY	500	09/20/17	1
Citibank	USD	413	TRY	1,500	09/20/17	7
Citibank	USD	826	ZAR	11,127	09/15/17	12
Citibank	USD	20,988	ZAR	274,281	09/15/17	(324)
Citibank	USD	758	ZAR	10,000	09/20/17	(6)
Citibank	USD	771	ZAR	10,000	09/20/17	(19)
Citibank	USD	1,882	ZAR	25,000	09/20/17	—
Citibank	HKD	6,691	USD	860	09/15/17	3
Citibank	HKD	20,000	USD	2,565	09/20/17	1
Citibank	MXN	10,000	USD	562	09/20/17	5
Citibank	TRY	5,905	USD	1,600	09/15/17	(55)
Citibank	TRY	100	USD	28	09/20/17	—
Citibank	TRY	1,000	USD	278	09/20/17	(2)
Citibank	ZAR	10,000	USD	767	09/20/17	14
Commonwealth Bank of Australia	USD	282	TRY	1,008	09/20/17	—
Goldman Sachs	HKD	11,395	USD	1,468	09/15/17	7
HSBC	USD	3,992	HKD	31,074	09/15/17	(9)
Morgan Stanley	USD	800	ARS	13,551	09/15/17	(52)
Morgan Stanley	USD	839	ARS	14,776	09/15/17	(23)
Morgan Stanley	USD	1,420	BRL	4,447	08/02/17	6
Morgan Stanley	USD	1,355	COP	4,111,191	09/15/17	14
Morgan Stanley	USD	964	HKD	7,499	09/15/17	(2)
Morgan Stanley	USD	825	INR	53,944	09/15/17	13
Morgan Stanley	USD	3,461	MYR	14,975	09/15/17	32
Morgan Stanley	USD	1,192	TRY	4,272	09/15/17	5
Morgan Stanley	USD	4,846	ZAR	63,167	09/15/17	(87)
Morgan Stanley	ARS	27,528	USD	1,623	09/15/17	103
Morgan Stanley	ARS	60,252	USD	3,599	09/15/17	273
Morgan Stanley	BRL	4,447	USD	1,327	08/02/17	(99)
Morgan Stanley	HKD	46,375	USD	5,951	09/15/17	7
Morgan Stanley	KRW	1,298,862	USD	1,161	09/15/17	1

See accompanying notes which are an integral part of this quarterly report.

90 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Morgan Stanley	KRW	1,651,628	USD	1,478	09/15/17	3
Morgan Stanley	KRW	1,828,305	USD	1,609	09/15/17	(24)
Morgan Stanley	RUB	154,348	USD	2,638	09/13/17	79
Morgan Stanley	ZAR	21,306	USD	1,642	09/15/17	37
Morgan Stanley	ZAR	57,049	USD	4,302	09/15/17	4
Royal Bank of Canada	USD	3,481	HKD	27,090	09/20/17	(8)
Royal Bank of Canada	USD	6,710	HKD	52,212	09/20/17	(16)
Royal Bank of Canada	USD	608	MXN	11,084	09/20/17	10
Royal Bank of Canada	USD	114	TRY	408	09/20/17	—
Royal Bank of Canada	USD	1,250	ZAR	16,018	09/20/17	(45)
Royal Bank of Canada	USD	4,683	ZAR	60,000	09/20/17	(167)
Royal Bank of Canada	USD	14,049	ZAR	180,000	09/20/17	(500)
Royal Bank of Canada	HKD	10,000	USD	1,285	09/20/17	3
Royal Bank of Scotland	HKD	20,487	USD	2,635	09/15/17	9
Royal Bank of Scotland	TRY	10,801	USD	2,986	09/15/17	(41)
Standard Chartered	USD	1,401	BRL	4,447	08/02/17	25
Standard Chartered	USD	3,481	HKD	27,090	09/20/17	(8)
Standard Chartered	USD	6,709	HKD	52,212	09/20/17	(16)
Standard Chartered	USD	7,222	IDR	97,028,467	09/15/17	33
Standard Chartered	USD	1,652	INR	107,491	09/15/17	16
Standard Chartered	USD	20,174	INR	1,314,880	09/15/17	240
Standard Chartered	USD	2,052	KRW	2,314,312	09/15/17	15
Standard Chartered	USD	608	MXN	11,084	09/20/17	10
Standard Chartered	USD	282	TRY	1,008	09/20/17	—
Standard Chartered	USD	1,250	ZAR	16,018	09/20/17	(44)
Standard Chartered	USD	4,682	ZAR	60,000	09/20/17	(166)
Standard Chartered	USD	14,047	ZAR	180,000	09/20/17	(497)
Standard Chartered	BRL	4,447	USD	1,420	08/02/17	(6)
Standard Chartered	BRL	4,447	USD	1,392	09/05/17	(25)
Standard Chartered	INR	52,228	USD	807	09/15/17	(3)
Standard Chartered	KRW	1,218,301	USD	1,076	09/15/17	(12)
Standard Chartered	KRW	2,106,855	USD	1,874	09/15/17	(7)
Standard Chartered	KRW	37,311,691	USD	33,195	09/15/17	(127)
Standard Chartered	RUB	175,242	USD	2,861	09/13/17	(45)
Standard Chartered	RUB	304,121	USD	4,988	09/13/17	(55)
State Street	USD	413	BRL	1,296	08/02/17	3
State Street	USD	601	BRL	2,000	08/02/17	40
State Street	USD	717	BRL	2,253	08/02/17	5
State Street	USD	1,278	BRL	4,000	08/02/17	5
State Street	USD	6,848	BRL	21,440	08/02/17	27
State Street	USD	7,074	BRL	23,440	08/02/17	443
State Street	USD	10,955	BRL	36,300	08/02/17	687
State Street	USD	11,595	BRL	36,300	08/02/17	46
State Street	USD	11,707	BRL	36,800	08/02/17	94
State Street	USD	11,755	BRL	36,800	08/02/17	47
State Street	USD	6,778	BRL	21,440	09/05/17	53
State Street	USD	11,475	BRL	36,300	09/05/17	90
State Street	USD	10	HKD	77	08/01/17	—
State Street	USD	1,674	HKD	13,074	08/01/17	—
State Street	USD	12	HKD	93	08/02/17	—
State Street	USD	3,481	HKD	27,090	09/20/17	(9)
State Street	USD	6,710	HKD	52,212	09/20/17	(16)
State Street	USD	1,530	INR	100,000	09/20/17	22
State Street	USD	8,316	INR	539,500	09/20/17	55
State Street	USD	151	KRW	169,039	08/01/17	—
State Street	USD	239	KRW	268,268	08/01/17	—
State Street	USD	536	KRW	600,969	08/01/17	1
State Street	USD	11,041	KRW	12,350,000	09/20/17	(10)
State Street	USD	609	MXN	11,084	09/20/17	9
State Street	USD	22	THB	743	08/01/17	—
State Street	USD	123	THB	4,092	08/01/17	—
State Street	USD	72	THB	2,399	08/02/17	—
State Street	USD	279	TRY	1,000	09/20/17	—

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 91

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	1,250	ZAR	16,018	09/20/17	(44)
State Street	USD	4,681	ZAR	60,000	09/20/17	(164)
State Street	USD	14,042	ZAR	180,000	09/20/17	(492)
State Street	BRL	41	USD	13	08/01/17	—
State Street	BRL	88	USD	28	08/01/17	—
State Street	BRL	73	USD	23	08/02/17	—
State Street	BRL	2,000	USD	639	08/02/17	(3)
State Street	BRL	4,000	USD	1,271	08/02/17	(12)
State Street	BRL	21,440	USD	6,820	08/02/17	(55)
State Street	BRL	23,440	USD	7,487	08/02/17	(30)
State Street	BRL	36,300	USD	11,548	08/02/17	(93)
State Street	BRL	36,300	USD	11,595	08/02/17	(46)
State Street	BRL	36,800	USD	11,106	08/02/17	(694)
State Street	BRL	36,800	USD	11,755	08/02/17	(47)
State Street	BRL	36,800	USD	11,633	09/05/17	(91)
State Street	GBP	65	USD	86	08/01/17	(1)
State Street	HKD	1,043	USD	134	08/01/17	—
State Street	HKD	4,359	USD	558	08/01/17	—
State Street	INR	100,000	USD	1,542	09/20/17	(10)
State Street	KRW	400,000	USD	354	09/20/17	(3)
State Street	KRW	2,000,000	USD	1,788	09/20/17	1
State Street	KRW	2,480,000	USD	2,217	09/20/17	2
State Street	MXN	532	USD	30	08/01/17	—
State Street	MYR	136	USD	32	08/01/17	—
State Street	PLN	6,969	USD	1,921	09/15/17	(17)
UBS	USD	3,481	HKD	27,090	09/20/17	(9)
UBS	USD	6,710	HKD	52,212	09/20/17	(16)
UBS	USD	3,800	MXN	70,260	09/15/17	119
UBS	USD	608	MXN	11,084	09/20/17	9
UBS	USD	1,249	ZAR	16,018	09/20/17	(43)
UBS	USD	4,678	ZAR	60,000	09/20/17	(161)
UBS	USD	14,034	ZAR	180,000	09/20/17	(484)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,706)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Bovespa Index Futures	Goldman Sachs	USD	37,882	08/16/17	(698)
Bovespa Index Futures	Goldman Sachs	USD	20,037	08/16/17	369
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(329)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the total return of underlying security at termination.

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Argentina	$33,640	$—	$—	$—	$33,640
Bangladesh	—	11,885	—	—	11,885

See accompanying notes which are an integral part of this quarterly report.

92 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Brazil	150,500	—	—	—	150,500
Cambodia	—	2,410	—	—	2,410
Chile	15,760	—	—	—	15,760
China	154,481	346,516	2,769	—	503,766
Colombia	3,144	—	—	—	3,144
Czech Republic	—	3,384	—	—	3,384
Egypt	2,950	9,823	—	—	12,773
Greece	—	6,024	—	—	6,024
Hong Kong	9,530	98,306	820	—	108,656
Hungary	—	10,001	—	—	10,001
India	31,050	189,410	200	—	220,660
Indonesia	—	35,697	—	—	35,697
Jersey	—	2,699	—	—	2,699
Kazakhstan	1,104	—	—	—	1,104
Kenya	—	6,314	—	—	6,314
Kuwait	—	7,987	—	—	7,987
Luxembourg	3,274	2,774	—	—	6,048
Macao	—	5,933	—	—	5,933
Malaysia	210	16,998	—	—	17,208
Mexico	90,072	—	—	—	90,072
Morocco	—	1,904	—	—	1,904
Netherlands	12,296	—	—	—	12,296
Nigeria	555	11,471	—	—	12,026
Pakistan	—	20,076	—	—	20,076
Peru	8,844	—	—	—	8,844
Philippines	—	6,121	—	—	6,121
Poland	—	14,609	—	—	14,609
Romania	—	6,006	—	—	6,006
Russia	33,271	56,294	1,271	—	90,836
South Africa	4,474	62,981	—	—	67,455
South Korea	26,861	317,566	—	—	344,427
Spain	899	—	—	—	899
Sri Lanka	—	2,074	—	—	2,074
Switzerland	—	3,237	—	—	3,237
Taiwan	25,501	228,602	—	—	254,103
Thailand	—	51,140	—	—	51,140
Togo	—	2,050	—	—	2,050
Turkey	1,822	57,032	—	—	58,854
Ukraine	—	3,507	—	—	3,507
United Arab Emirates	—	15,929	—	—	15,929
United Kingdom	—	12,030	—	—	12,030
United States	4,878	3,237	—	—	8,115
Vietnam	—	18,322	—	—	18,322
Virgin Islands, British	5,489	—	—	—	5,489

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 93

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Preferred Stocks	33,018	10,378	—	—	43,396
Certificates of Participation	—	4,686	—	—	4,686
Warrants & Rights	—	2,572	—	—	2,572
Short-Term Investments	—	13,360	—	65,150	78,510
Other Securities	—	37,982	—	37,982	37,982
Total Investments	653,623	1,681,345	5,060	103,132	2,443,160

Other Financial Instruments
Assets
Futures Contracts	4,736	—	—	—	4,736
Foreign Currency Exchange Contracts	229	2,890	—	—	3,119
Total Return Swap Contracts	—	369	—	—	369
Liabilities
Futures Contracts	(4,501)	—	—	—	(4,501)
Foreign Currency Exchange Contracts	(276)	(5,549)	—	—	(5,825)
Total Return Swap Contracts	—	(698)	—	—	(698)
Total Other Financial Instruments*	$188	$(2,988)	$—	$—	$(2,800)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	262,831
Consumer Staples	154,051
Energy	206,002
Financial Services	650,174
Health Care	41,618
Materials and Processing	196,885
Producer Durables	105,927
Technology	548,921
Utilities	153,001
Certificates of Participation	4,686
Warrants and Rights	2,572
Short-Term Investments	78,510
Other Securities	37,982

See accompanying notes which are an integral part of this quarterly report.

94 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Total Investments	2,443,160

See accompanying notes which are an integral part of this quarterly report.

Emerging Markets Fund 95

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 91.5%			General Mills, Inc.	83,107	4,626
Consumer Discretionary - 11.3%			Hershey Co. (The)	4,970	523
Amazon. com, Inc. (Æ)	31,185	30,803	Kimberly-Clark Corp.	16,379	2,017
AutoZone, Inc. (Æ)	2,200	1,188	Kraft Heinz Co. (The)	52,932	4,629
Best Buy Co. , Inc.	2,602	152	Kroger Co. (The)	28,400	696
Carnival Corp.	7,494	500	Molson Coors Brewing Co. Class B	23,668	2,106
CBS Corp. Class B	23,776	1,565	Mondelez International, Inc. Class A	511,731	22,527
Charter Communications, Inc. Class A(Æ)	15,373	6,025	PepsiCo, Inc.	170,387	19,870
Chipotle Mexican Grill, Inc. Class A(Æ)	11,582	3,982	Philip Morris International, Inc.	169,140	19,740
Comcast Corp. Class A	432,979	17,514	Procter & Gamble Co. (The)	41,918	3,807
Costco Wholesale Corp.	15,714	2,491	Tyson Foods, Inc. Class A	55,079	3,490
DISH Network Corp. Class A(Æ)	20,423	1,308	Unilever NV	237,951	13,842
Dollar General Corp.	5,400	406	Walgreens Boots Alliance, Inc.	49,579	4,000
Dollar Tree, Inc. (Æ)	5,970	430	Whole Foods Market, Inc.	149,336	6,236
DR Horton, Inc.	15,748	562			149,688
eBay, Inc. (Æ)	5,789	207
Estee Lauder Cos. , Inc. (The) Class A	968	96	Energy - 6.8%
Expedia, Inc.	5,900	923	Anadarko Petroleum Corp.	33,368	1,524
Ford Motor Co.	492,430	5,525	Apache Corp.	7,974	395
Gap, Inc. (The)	887	21	BP PLC - ADR	478,101	16,799
General Motors Co.	52,328	1,883	Cabot Oil & Gas Corp.	42,924	1,068
Hilton Worldwide Holdings, Inc.	59,784	3,738	Cenovus Energy, Inc.	299,777	2,521
Home Depot, Inc. (The)	81,659	12,216	Chevron Corp.	135,707	14,818
Interpublic Group of Cos. , Inc. (The)	65,624	1,418	Concho Resources, Inc. (Æ)	13,007	1,694
Lennar Corp. Class A	2,800	147	ConocoPhillips	119,770	5,434
Lowe's Cos. , Inc.	185,439	14,353	Core Laboratories NV	126,027	12,669
Macy's, Inc.	12,300	292	Devon Energy Corp.	11,954	398
McDonald's Corp.	5,663	879	Diamondback Energy, Inc. (Æ)	22,237	2,132
News Corp. Class A	151,679	2,171	Enbridge, Inc.	16,005	664
Nike, Inc. Class B	287,679	16,987	EOG Resources, Inc.	41,721	3,969
Omnicom Group, Inc.	56,032	4,412	EQT Corp.	30,957	1,972
O'Reilly Automotive, Inc. (Æ)	26,356	5,385	Exxon Mobil Corp.	159,451	12,762
Priceline Group, Inc. (The)(Æ)	5,043	10,230	Halliburton Co.	118,901	5,046
PulteGroup, Inc.	44,100	1,077	Kinder Morgan, Inc.	54,602	1,116
Ross Stores, Inc.	18,800	1,040	Marathon Petroleum Corp.	11,299	633
Royal Caribbean Cruises, Ltd.	19,702	2,228	Murphy Oil Corp.	65,949	1,753
Staples, Inc.	250,230	2,540	Occidental Petroleum Corp.	155,271	9,616
Starbucks Corp.	323,455	17,460	PBF Energy, Inc. Class A	104,943	2,390
Target Corp.	156,856	8,889	Phillips 66	164,186	13,751
Time Warner, Inc.	64,864	6,643	Pioneer Natural Resources Co.	54,530	8,894
TJX Cos. , Inc.	123,507	8,684	Royal Dutch Shell PLC Class A - ADR	156,924	8,871
Twenty-First Century Fox, Inc. Class A	112,333	3,269	Schlumberger, Ltd.	224,075	15,372
VF Corp.	26,000	1,617	TransCanada Corp.	10,996	562
Wal-Mart Stores, Inc.	258,466	20,674	Valero Energy Corp.	21,303	1,469
Walt Disney Co. (The)	109,104	11,994	Williams Cos. , Inc. (The)	14,626	465
Whirlpool Corp.	16,553	2,944			148,757
Wyndham Worldwide Corp.	77,055	8,042
Yum China Holdings, Inc. (Æ)	29,534	1,057	Financial Services - 20.2%
Yum! Brands, Inc.	22,645	1,709	Alliance Data Systems Corp.	21,580	5,210
		247,676	American Express Co.	143,587	12,238
			American International Group, Inc.	172,145	11,267
Consumer Staples - 6.8%			American Tower Corp. (ö)	148,692	20,271
Altria Group, Inc.	188,308	12,234	Ameriprise Financial, Inc.	49,854	7,223
Archer-Daniels-Midland Co.	71,363	3,010	Aon PLC	38,352	5,299
British American Tobacco PLC - ADR	38,755	2,423	Arthur J Gallagher & Co.	10,292	605
Coca-Cola Co. (The)	67,940	3,114	AvalonBay Communities, Inc. (ö)	7,200	1,385
Colgate-Palmolive Co.	77,117	5,568	Axis Capital Holdings, Ltd.	38,263	2,471
Constellation Brands, Inc. Class A	18,440	3,565	Bank of America Corp.	1,523,017	36,734
CVS Health Corp.	128,896	10,303	Bank of New York Mellon Corp. (The)	28,859	1,530
Dr Pepper Snapple Group, Inc.	14,940	1,362	BB&T Corp.	6,074	287

See accompanying notes which are an integral part of this quarterly report.

96 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Berkshire Hathaway, Inc. Class B(Æ)	148,558	25,993	Biogen, Inc. (Æ)	11,230	3,252
BlackRock, Inc. Class A	4,909	2,094	Bioverativ, Inc. (Æ)	5,615	348
Capital One Financial Corp.	118,861	10,243	Boston Scientific Corp. (Æ)	131,115	3,490
Charles Schwab Corp. (The)	64,673	2,774	Bristol-Myers Squibb Co.	86,719	4,934
Chubb, Ltd.	90,347	13,232	Cardinal Health, Inc.	78,751	6,084
Citigroup, Inc.	327,230	22,399	Celgene Corp. (Æ)	40,912	5,540
CME Group, Inc. Class A	2,510	308	Cerner Corp. (Æ)	88,688	5,709
Comerica, Inc.	60,506	4,375	Cigna Corp.	34,451	5,979
Discover Financial Services	29,578	1,802	Eli Lilly & Co.	60,617	5,011
Equinix, Inc. (ö)	27,247	12,281	Express Scripts Holding Co. (Æ)	31,405	1,967
Everest Re Group, Ltd.	900	236	Gilead Sciences, Inc.	41,459	3,155
Fidelity National Information Services, Inc.	30,453	2,778	Humana, Inc.	17,180	3,972
Fifth Third Bancorp	11,520	308	Intuitive Surgical, Inc. (Æ)	104	98
First Republic Bank	2,386	239	Johnson & Johnson	294,757	39,119
FleetCor Technologies, Inc. (Æ)	42,989	6,537	McKesson Corp.	24,894	4,030
Franklin Resources, Inc.	114,244	5,116	Medtronic PLC	157,904	13,259
Goldman Sachs Group, Inc. (The)	53,346	12,020	Merck & Co. , Inc.	298,679	19,080
Hartford Financial Services Group, Inc.	55,496	3,052	Mylan NV(Æ)	138,222	5,389
Intercontinental Exchange, Inc.	163,857	10,931	Novo Nordisk A/S - ADR	135,847	5,760
Invesco, Ltd.	31,200	1,085	Pfizer, Inc.	658,623	21,839
JPMorgan Chase & Co.	234,800	21,555	Regeneron Pharmaceuticals, Inc. (Æ)	13,923	6,845
KeyCorp	290,443	5,240	Sanofi - ADR	152,426	7,219
Loews Corp.	204,585	9,959	Stryker Corp.	13,945	2,051
M&T Bank Corp.	1,250	204	Thermo Fisher Scientific, Inc.	34,905	6,127
Markel Corp. (Æ)	13,841	14,831	UnitedHealth Group, Inc.	124,574	23,894
MasterCard, Inc. Class A	15,196	1,942	Vertex Pharmaceuticals, Inc. (Æ)	8,712	1,323
MetLife, Inc.	154,203	8,481	Zoetis, Inc. Class A	13,700	857
Moody's Corp.	58,542	7,706			261,953
Morgan Stanley	224,736	10,540
Northern Trust Corp.	1,827	160	Materials and Processing - 3.0%
PNC Financial Services Group, Inc. (The)	22,409	2,886	AdvanSix, Inc. (Æ)	13,686	458
Prologis, Inc. (ö)	9,600	584	Air Products & Chemicals, Inc.	1,928	274
Prudential Financial, Inc.	7,700	872	Ball Corp.	6,000	251
Raymond James Financial, Inc.	6,917	575	Celanese Corp. Class A	51,943	4,995
Regions Financial Corp.	322,791	4,713	CRH PLC - ADR	13,895	487
Simon Property Group, Inc. (ö)	4,200	666	Crown Holdings, Inc. (Æ)	14,346	853
SL Green Realty Corp. (ö)	356	37	Dow Chemical Co. (The)	118,869	7,637
State Street Corp.	296,159	27,611	Eastman Chemical Co.	21,049	1,750
SunTrust Banks, Inc.	6,350	364	Ecolab, Inc.	134,849	17,757
SVB Financial Group(Æ)	5,400	964	EI du Pont de Nemours & Co.	178,599	14,684
Synchrony Financial	142,135	4,310	Ingersoll-Rand PLC	21,536	1,893
TD Ameritrade Holding Corp.	6,600	302	Ingevity Corp. (Æ)	4,417	258
UBS Group AG(Æ)	164,003	2,859	International Paper Co.	19,210	1,056
US Bancorp	172,375	9,098	Martin Marietta Materials, Inc.	6,899	1,562
Visa, Inc. Class A	283,388	28,214	Masco Corp.	34,631	1,320
Voya Financial, Inc.	114,139	4,479	Monsanto Co.	22,712	2,653
Wells Fargo & Co.	436,977	23,571	PPG Industries, Inc.	4,260	448
XL Group, Ltd.	175,812	7,806	Praxair, Inc.	37,887	4,931
		442,852	Rio Tinto PLC - ADR	37,916	1,796
			Versum Materials, Inc.	1,866	66
Health Care - 11.9%			WestRock Co.	26,503	1,522
Abbott Laboratories	133,144	6,548			66,651
AbbVie, Inc.	67,323	4,707
Aetna, Inc.	23,472	3,622	Producer Durables - 10.8%
Alexion Pharmaceuticals, Inc. (Æ)	5,448	748	3M Co.	5,520	1,110
Allergan PLC(Æ)	76,018	19,182	Accenture PLC Class A	43,472	5,600
Amgen, Inc.	53,187	9,282	Adient PLC	69,281	4,536
Anthem, Inc.	56,128	10,452	Allegion PLC	17,438	1,417
Baxter International, Inc.	7,837	474	Automatic Data Processing, Inc.	76,295	9,072
Becton Dickinson and Co.	3,015	607	Boeing Co. (The)	202	49

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Large Cap Fund 97

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Canadian Pacific Railway, Ltd.	2,422	379	Intuit, Inc.	76,963	10,560
CSX Corp.	63,100	3,113	KLA-Tencor Corp.	5,800	537
Danaher Corp.	8,637	704	Lam Research Corp.	32,264	5,145
Deere & Co.	11,061	1,419	Microsoft Corp.	582,719	42,364
Delphi Automotive PLC	17,118	1,548	NXP Semiconductors NV(Æ)	44,519	4,912
Delta Air Lines, Inc.	89,351	4,410	Oracle Corp.	708,452	35,373
Dover Corp.	71,632	6,017	QUALCOMM, Inc.	191,755	10,199
Eaton Corp. PLC	22,997	1,800	Red Hat, Inc. (Æ)	73,619	7,279
Emerson Electric Co.	13,090	780	Salesforce. com, Inc. (Æ)	94,486	8,579
FedEx Corp.	1,662	346	SAP SE - ADR	59,771	6,327
Fortive Corp.	116,383	7,535	Seagate Technology PLC	20,124	663
General Dynamics Corp.	47,303	9,287	TE Connectivity, Ltd.	23,831	1,916
General Electric Co.	286,788	7,345	Texas Instruments, Inc.	77,989	6,347
Honeywell International, Inc.	275,195	37,461	Western Digital Corp.	487	41
Illinois Tool Works, Inc.	1,831	258	Xilinx, Inc.	5,800	367
JB Hunt Transport Services, Inc.	29,793	2,703			370,469
Johnson Controls International PLC	247,311	9,633
Kansas City Southern	102,328	10,559	Utilities - 3.9%
L3 Technologies, Inc.	8,688	1,520	American Electric Power Co. , Inc.	26,048	1,837
Lockheed Martin Corp.	1,670	488	AT&T, Inc.	560,346	21,854
Mettler-Toledo International, Inc. (Æ)	24,329	13,942	California Resources Corp. (Æ)	1,158	9
Norfolk Southern Corp.	38,039	4,282	Cheniere Energy, Inc. (Æ)	5,800	262
Northrop Grumman Corp.	2,683	706	CMS Energy Corp.	37,178	1,719
PACCAR, Inc.	46,767	3,201	Dominion Energy, Inc.	9,276	716
Parker-Hannifin Corp.	32,138	5,334	Duke Energy Corp.	51,420	4,377
Pentair PLC	6,066	383	Edison International	22,508	1,771
Raytheon Co.	93,777	16,108	Entergy Corp.	133,723	10,259
Roper Technologies, Inc.	22,633	5,261	Exelon Corp.	76,479	2,932
Sensata Technologies Holding NV(Æ)	141,451	6,382	FirstEnergy Corp.	727	23
Snap-on, Inc.	2,214	341	NextEra Energy, Inc.	52,989	7,741
Southwest Airlines Co.	180,729	10,032	NiSource, Inc.	38,538	1,004
Stanley Black & Decker, Inc.	138,369	19,467	PG&E Corp.	44,362	3,003
TopBuild Corp. (Æ)	3,805	201	PPL Corp.	24,300	931
TransDigm Group, Inc.	25,425	7,173	Sempra Energy	14,900	1,684
Union Pacific Corp.	57,199	5,889	Southern Co. (The)	23,858	1,144
United Continental Holdings, Inc. (Æ)	23,732	1,606	T-Mobile US, Inc. (Æ)	27,385	1,689
United Technologies Corp.	70,258	8,330	Verizon Communications, Inc.	425,360	20,588
Waste Management, Inc.	4,229	318	Xcel Energy, Inc.	41,419	1,960
		238,045			85,503

Technology - 16.8%			Total Common Stocks
Adobe Systems, Inc. (Æ)	118,355	17,338	(cost $1,355,305)		2,011,594
Alphabet, Inc. Class A(Æ)	11,449	10,825
Alphabet, Inc. Class C(Æ)	39,896	37,123	Short-Term Investments - 8.3%
Analog Devices, Inc.	44,403	3,508	U. S. Cash Management Fund	177,720,219(8)	177,738
Apple, Inc.	408,181	60,709	United States Treasury Bills
Applied Materials, Inc.	23,100	1,024	0.999% due 10/19/17	800	798
Broadcom, Ltd.	42,023	10,365	1.017% due 11/02/17	2,300	2,294
CDK Global Inc.	996	66	1.071% due 12/07/17	1,500	1,494
Cisco Systems, Inc.	285,123	8,967	Total Short-Term Investments
Cognizant Technology Solutions Corp. Class			(cost $182,333)		182,324
A	69,986	4,851
Corning, Inc.	57,783	1,684	Total Investments 99.8%
Dell Technologies, Inc. Class V(Æ)	37,063	2,382	(identified cost $1,537,638)		2,193,918
DXC Technology Co.	21,389	1,676
Facebook, Inc. Class A(Æ)	231,310	39,149	Other Assets and Liabilities, Net
Hewlett Packard Enterprise Co.	248,993	4,360	- 0.2%		4,788
HP, Inc.	352,152	6,726	Net Assets - 100.0%		2,198,706
Intel Corp.	287,900	10,212
International Business Machines Corp.	61,482	8,895

See accompanying notes which are an integral part of this quarterly report.

98 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
				Unrealized
				Appreciation
	Number of	Notional	Expiration	(Depreciation)
	Contracts	Amount	Date	$
Long Positions
S&P 500 E-Mini Index Futures	1,117	USD 137,838	09/17	1,737
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)				1,737

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$247,676	$—	$—	$—	$247,676
Consumer Staples	149,688	—	—	—	149,688
Energy	148,757	—	—	—	148,757
Financial Services	442,852	—	—	—	442,852
Health Care	261,953	—	—	—	261,953
Materials and Processing	66,651	—	—	—	66,651
Producer Durables	238,045	—	—	—	238,045
Technology	370,469	—	—	—	370,469
Utilities	85,503	—	—	—	85,503
Short-Term Investments	—	4,586	—	177,738	182,324
Total Investments	2,011,594	4,586	—	177,738	2,193,918

Other Financial Instruments
Assets
Futures Contracts	1,737	—	—	—	1,737

Total Other Financial Instruments*	$1,737	$—	$—	$—	$1,737

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Large Cap Fund 99

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 91.8%			Motorcar Parts of America, Inc. (Æ)	92,088	2,576
Consumer Discretionary - 12.6%			Murphy USA, Inc. (Æ)	1,877	142
1-800-Flowers. com, Inc. Class A(Æ)	14,360	139	National Presto Industries, Inc.	425	48
Aaron's, Inc. Class A	5,967	276	Noodles & Co. Class A(Æ)(Ñ)	108,346	417
Amerco, Inc.	3,091	1,201	Nutrisystem, Inc.	11,236	626
American Axle & Manufacturing Holdings,			NVR, Inc. (Æ)	62	162
Inc. (Æ)	8,987	132	Ollie's Bargain Outlet Holdings, Inc. (Æ)	56,835	2,541
Aramark	19,836	791	Outfront Media, Inc. (ö)	31,117	712
Barnes & Noble Education, Inc. (Æ)	4,196	30	Oxford Industries, Inc.	8,339	526
Beazer Homes USA, Inc. (Æ)	83,830	1,112	Polaris Industries, Inc. (Ñ)	7,336	658
Big Lots, Inc. (Ñ)	13,407	666	Pool Corp.	18,158	1,963
Bloomin' Brands, Inc.	10,325	180	PulteGroup, Inc.	8,808	215
Bob Evans Farms, Inc.	25,572	1,769	Red Robin Gourmet Burgers, Inc. (Æ)	2,684	161
Brinker International, Inc. (Ñ)	5,264	187	Sally Beauty Holdings, Inc. (Æ)	78,410	1,586
Buffalo Wild Wings, Inc. (Æ)	5,130	551	Scholastic Corp.	35,112	1,455
Burlington Stores, Inc. (Æ)	14,503	1,262	Scripps Networks Interactive, Inc. Class A	29,564	2,584
Cabela's, Inc. (Æ)	14,100	803	Service Corp. International	12,050	418
Cable One, Inc.	966	734	ServiceMaster Global Holdings, Inc. (Æ)	15,351	675
Caesars Acquisition Co. Class A(Æ)	49,215	955	Shoe Carnival, Inc.	6,564	120
Callaway Golf Co.	14,281	182	Shutterfly, Inc. (Æ)	17,230	845
Capella Education Co.	9,579	658	Signet Jewelers, Ltd. (Ñ)	1,886	115
Carter's, Inc.	11,919	1,034	Skechers U. S. A. , Inc. Class A(Æ)	39,340	1,105
Cheesecake Factory, Inc. (The)	16,428	782	SodaStream International, Ltd. (Æ)(Ñ)	11,459	645
Chico's FAS, Inc.	10,882	100	Sturm Ruger & Co. , Inc. (Ñ)	3,231	186
Cimpress NV(Æ)(Ñ)	544	48	TEGNA, Inc.	6,655	99
Columbia Sportswear Co.	5,763	349	Tenneco, Inc.	20,357	1,126
Cooper Tire & Rubber Co.	4,271	156	Tiffany & Co.	7,631	729
Dana Holding Corp.	9,122	216	Toll Brothers, Inc.	37,024	1,429
Domino's Pizza, Inc.	7,308	1,363	Townsquare Media, Inc. Class A(Æ)	57,665	638
Dorman Products, Inc. (Æ)	16,238	1,268	Tupperware Brands Corp.	2,897	176
Duluth Holdings, Inc. Class B(Æ)(Ñ)	77,199	1,496	Vail Resorts, Inc.	589	124
Ethan Allen Interiors, Inc.	45,899	1,471	WABCO Holdings, Inc. (Æ)	700	96
First Cash Financial Services, Inc.	23,636	1,374	Wyndham Worldwide Corp.	2,673	279
Five Below, Inc. (Æ)	38,232	1,847			62,912
Foot Locker, Inc.	1,401	66
Fortune Brands Home & Security, Inc.	11,380	747	Consumer Staples - 3.0%
Gannett Co. , Inc.	3,383	30	Andersons, Inc. (The)	3,279	113
Gentex Corp.	12,980	221	Cal-Maine Foods, Inc. (Æ)(Ñ)	23,648	902
Gentherm, Inc. (Æ)	42,100	1,408	Casey's General Stores, Inc.	17,162	1,832
Goodyear Tire & Rubber Co. (The)	9,881	311	Energizer Holdings, Inc. (Æ)	15,210	968
Grand Canyon Education, Inc. (Æ)	15,895	1,169	Hain Celestial Group, Inc. (The)(Æ)	5,750	257
Hanesbrands, Inc. (Ñ)	10,236	235	Herbalife, Ltd. (Æ)(Ñ)	4,522	301
Hemisphere Media Group, Inc. Class A(Æ)			Ingredion, Inc.	1,945	240
(Ñ)	54,100	676	Lancaster Colony Corp.	12,788	1,568
ILG, Inc.	8,884	236	Medifast, Inc.	7,437	317
Interpublic Group of Cos. , Inc. (The)	14,186	307	MGP Ingredients, Inc. (Ñ)	5,280	311
John Wiley & Sons, Inc. Class A	3,050	169	National Beverage Corp. (Ñ)	7,515	767
KAR Auction Services, Inc.	23,734	998	Nu Skin Enterprises, Inc. Class A	2,533	161
Liberty Broadband Corp. Class A(Æ)	262	26	Omega Protein Corp.	4,419	71
Liberty Broadband Corp. Class C(Æ)	633	63	PetMed Express, Inc.	17,579	836
Liberty Media Corp. -Liberty Formula One			Pinnacle Foods, Inc.	285	17
Class C(Æ)	524	18	Post Holdings, Inc. (Æ)	5,407	450
Liberty Media Corp. -Liberty SiriusXM Class			Safeway, Inc. (Æ)	9,450	5
A(Æ)	166	8	Sanderson Farms, Inc. (Ñ)	19,716	2,578
Liberty SiriusXM Group Class C(Æ)	2,096	96	Snyders-Lance, Inc.	11,976	417
LKQ Corp. (Æ)	63,022	2,178	Spectrum Brands Holdings, Inc. (Ñ)	268	31
Lumber Liquidators Holdings, Inc. (Æ)(Ñ)	80,576	1,991	Sprouts Farmers Market, Inc. (Æ)	16,751	403
Matthews International Corp. Class A	26,059	1,708	TreeHouse Foods, Inc. (Æ)	12,630	1,071
Michael Kors Holdings, Ltd. (Æ)	10,925	398
Monro Muffler Brake, Inc. (Ñ)	33,128	1,544

See accompanying notes which are an integral part of this quarterly report.

100 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Vector Group, Ltd.	62,944	1,267	Blackhawk Network Holdings, Inc. Class
		14,883	A(Æ)	25,278	1,103
			BofI Holding, Inc. (Æ)(Ñ)	34,223	954
Energy - 3.4%			Broadridge Financial Solutions, Inc.	5,818	441
Andeavor(Æ)	3,098	308	Camden Property Trust(ö)	3,242	291
Bill Barrett Corp. (Æ)	84,851	287	Care Capital Properties, Inc. (ö)	10,214	247
CONSOL Energy, Inc. (Æ)	5,245	88	CBOE Holdings, Inc.	3,885	367
Diamondback Energy, Inc. (Æ)	6,899	661	Cedar Realty Trust, Inc. (ö)	20,389	106
Energen Corp. (Æ)	5,905	315	CenterState Banks, Inc.	62,231	1,555
Exterran Corp. (Æ)	3,009	83	Central Pacific Financial Corp.	8,782	272
First Solar, Inc. (Æ)	4,127	203	City Holding Co.	1,479	97
Green Plains, Inc.	14,705	290	CNO Financial Group, Inc.	20,964	480
Gulfport Energy Corp. (Æ)	57,368	724	Colony NorthStar, Inc. Class A(ö)	43,660	639
Helix Energy Solutions Group, Inc. (Æ)	67,777	443	Columbia Banking System, Inc.	34,327	1,368
Helmerich & Payne, Inc. (Ñ)	21,924	1,110	Columbia Property Trust, Inc. (ö)	12,722	277
Matador Resources Co. (Æ)(Ñ)	29,442	714	Community Bank System, Inc.	28,319	1,555
McDermott International, Inc. (Æ)	287,421	1,946	CoreCivic, Inc. (Æ)	5,353	148
Oil States International, Inc. (Æ)	33,855	841	CVB Financial Corp.	10,947	236
Par Pacific Holdings, Inc. (Æ)(Ñ)	55,619	996	DCT Industrial Trust, Inc. (ö)	64,325	3,624
Parsley Energy, Inc. Class A(Æ)	16,696	489	Diamond Hill Investment Group, Inc.	1,218	241
PBF Energy, Inc. Class A(Ñ)	36,045	821	Douglas Emmett, Inc. (ö)	3,358	128
REX American Resources Corp. (Æ)	11,703	1,170	Duke Realty Corp. (ö)	9,864	282
Rice Energy, Inc. (Æ)	11,011	308	Dun & Bradstreet Corp. (The)	29,853	3,307
RPC, Inc. (Ñ)	15,704	325	E*Trade Financial Corp. (Æ)	12,782	524
RSP Permian, Inc. (Æ)	49,615	1,705	East West Bancorp, Inc.	9,666	551
SEACOR Holdings, Inc. (Æ)	4,299	147	Eaton Vance Corp.	4,476	220
Southwestern Energy Co. (Æ)	91,697	523	Education Realty Trust, Inc. (ö)	77,528	2,911
SRC Energy, Inc. (Æ)(Ñ)	160,606	1,367	Enova International, Inc. (Æ)	30,176	438
Whiting Petroleum Corp. (Æ)	17,437	92	EPR Properties(ö)	588	43
Willbros Group, Inc. (Æ)	83,011	169	Equity Commonwealth(Æ)(ö)	27,022	853
World Fuel Services Corp.	3,375	109	Equity LifeStyle Properties, Inc. Class A(ö)	7,034	614
WPX Energy, Inc. (Æ)	63,130	681	Erie Indemnity Co. Class A	7,202	918
		16,915	Euronet Worldwide, Inc. (Æ)	11,467	1,108
			Everest Re Group, Ltd.	1,701	446
Financial Services - 24.0%			Extra Space Storage, Inc. (ö)	3,027	241
Alexandria Real Estate Equities, Inc. (ö)	2,082	252	FactSet Research Systems, Inc.	1,721	288
Ally Financial, Inc.	10,955	248	Fair Isaac Corp.	18,693	2,665
Altisource Residential Corp. (ö)	4,184	54	FCB Financial Holdings, Inc. Class A(Æ)	894	42
Ambac Financial Group, Inc. (Æ)	11,269	230	Federal Agricultural Mortgage Corp. Class C	8,229	564
American Equity Investment Life Holding			Federal Realty Investment Trust(ö)	739	98
Co.	85,646	2,294	FelCor Lodging Trust, Inc. (ö)	20,410	151
American Financial Group, Inc.	4,297	436	First Commonwealth Financial Corp.	27,032	352
American Homes 4 Rent Class A(ö)	6,889	158	First Financial Bancorp	10,984	281
American National Insurance Co.	1,564	186	First Industrial Realty Trust, Inc. (ö)	107,283	3,274
Anworth Mortgage Asset Corp. (ö)	24,430	147	First Midwest Bancorp, Inc.	7,424	165
Arch Capital Group, Ltd. (Æ)	2,102	204	First Republic Bank	47,190	4,735
Ares Capital Corp.	2,664	44	FNB Corp.	48,990	671
Argo Group International Holdings, Ltd.	29,156	1,748	FNF Group	3,491	171
Armada Hoffler Properties, Inc. (ö)	37,064	491	FNFV Group(Æ)	2,908	50
Ashford Hospitality Trust, Inc. (ö)	46,366	292	Four Corners Property Trust, Inc. (ö)	7,233	184
Assurant, Inc.	5,539	583	Gaming and Leisure Properties, Inc. (ö)	10,931	415
Assured Guaranty, Ltd.	12,463	561	Genworth Financial, Inc. Class A(Æ)	108,399	372
Astoria Financial Corp.	9,124	184	Getty Realty Corp. (ö)	4,924	128
Axis Capital Holdings, Ltd.	5,244	339	Glacier Bancorp, Inc.	40,557	1,416
Baldwin & Lyons, Inc. Class B	14,888	348	Great Western Bancorp, Inc.	5,207	203
Banco Latinoamericano de Comercio Exterior			Green Dot Corp. Class A(Æ)	20,190	812
SA Class E	6,718	177	Hanover Insurance Group, Inc. (The)	41,111	3,900
Bancorp, Inc. (The)(Æ)	39,748	308	Hartford Financial Services Group, Inc.	3,302	182
BancorpSouth, Inc.	55,588	1,670	Healthcare Realty Trust, Inc. (ö)	63,658	2,120
Bank of Hawaii Corp.	1,087	91	Highwoods Properties, Inc. (ö)	5,700	294

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 101

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Home BancShares, Inc.	28,236	700	Tanger Factory Outlet Centers, Inc. (ö)	5,971	158
Houlihan Lokey, Inc. Class A	15,496	576	TriState Capital Holdings, Inc. (Æ)	3,143	72
Huntington Bancshares, Inc.	23,662	314	UMB Financial Corp.	19,681	1,371
iStar, Inc. (Æ)(ö)	16,287	195	Umpqua Holdings Corp.	35,382	656
Jack Henry & Associates, Inc.	1,611	173	Union Bankshares Corp.	39,720	1,227
KeyCorp	29,368	530	United Community Banks, Inc.	60,617	1,683
Kilroy Realty Corp. (ö)	3,359	233	Universal Insurance Holdings, Inc. (Ñ)	8,695	207
Lamar Advertising Co. Class A(ö)	6,641	469	Urstadt Biddle Properties, Inc. Class A(ö)	5,742	120
LaSalle Hotel Properties(ö)	6,953	205	Voya Financial, Inc.	11,360	446
Lazard, Ltd. Class A	16,836	786	Webster Financial Corp.	33,478	1,738
LegacyTexas Financial Group, Inc.	10,997	426	WesBanco, Inc.	30,981	1,184
LendingTree, Inc. (Æ)(Ñ)	6,039	1,332	World Acceptance Corp. (Æ)(Ñ)	5,306	401
Life Storage, Inc. (Æ)	8,903	650	WR Berkley Corp.	3,831	264
MarketAxess Holdings, Inc.	1,468	298	WSFS Financial Corp.	8,031	363
Medical Properties Trust, Inc. (ö)	24,356	316	Zions Bancorporation	8,633	391
MGIC Investment Corp. (Æ)	298,324	3,481			120,296
Mid-America Apartment Communities, Inc.
(ö)	19,774	2,047	Health Care - 10.8%
MSCI, Inc. Class A	8,541	931	Acadia Healthcare Co. , Inc. (Æ)(Ñ)	24,769	1,311
National Health Investors, Inc. (ö)	11,955	924	Akebia Therapeutics, Inc. (Æ)	28,505	376
Navigators Group, Inc. (The)	5,082	290	Akorn, Inc. (Æ)	102,811	3,456
Northwest Bancshares, Inc.	8,090	130	Albany Molecular Research, Inc. (Æ)	67,024	1,457
OceanFirst Financial Corp.	8,040	218	Alere, Inc. (Æ)	5,509	278
OFG Bancorp(Ñ)	79,348	797	Align Technology, Inc. (Æ)	28,531	4,771
Old National Bancorp	64,200	1,046	Almost Family, Inc. (Æ)	10,891	539
OM Asset Management PLC	37,506	565	Athenahealth, Inc. (Æ)(Ñ)	5,352	740
OneBeacon Insurance Group, Ltd. Class A	25,513	467	Avexis, Inc. (Æ)(Ñ)	2,843	263
Oritani Financial Corp.	8,387	139	Bio-Rad Laboratories, Inc. Class A(Æ)	6,161	1,452
PacWest Bancorp	26,097	1,253	BioSpecifics Technologies Corp. (Æ)	3,273	159
Paramount Group, Inc. (ö)	22,331	366	Bio-Techne Corp.	20,411	2,366
People's Utah Bancorp	5,621	156	BioTelemetry, Inc. (Æ)	42,972	1,470
Piedmont Office Realty Trust, Inc. Class A(ö)	10,158	213	Brookdale Senior Living, Inc. Class A(Æ)	59,733	848
Pinnacle Financial Partners, Inc.	12,713	812	Cantel Medical Corp.	11,233	833
Popular, Inc.	31,311	1,319	Centene Corp. (Æ)	6,254	497
PRA Group, Inc. (Æ)(Ñ)	38,200	1,497	Charles River Laboratories International,
Preferred Apartment Communities, Inc. Class			Inc. (Æ)	7,982	784
A(ö)	15,743	272	Chemed Corp.	4,793	947
Primerica, Inc.	2,921	237	CONMED Corp.	27,784	1,426
PS Business Parks, Inc. (ö)	3,323	447	Cooper Cos. , Inc. (The)	5,984	1,459
Radian Group, Inc.	48,956	853	DexCom, Inc. (Æ)	7,077	471
Raymond James Financial, Inc.	4,148	345	DYAX Corp. (Æ)	5,306	6
Rayonier, Inc. (ö)	14,986	436	Exact Sciences Corp. (Æ)(Ñ)	8,202	318
RE/MAX Holdings, Inc. Class A	6,188	360	Haemonetics Corp. (Æ)	20,950	862
Reinsurance Group of America, Inc. Class A	2,529	355	HealthEquity, Inc. (Æ)	17,085	784
RenaissanceRe Holdings, Ltd.	746	110	Henry Schein, Inc. (Æ)	1,751	319
Retail Opportunity Investments Corp. (ö)	9,870	200	Heska Corp. (Æ)	4,238	464
Retail Properties of America, Inc. Class A(ö)	142,065	1,880	Hologic, Inc. (Æ)	9,896	437
RMR Group, Inc. (The) Class A	7,070	345	Icon PLC(Æ)	19,805	2,078
Ryman Hospitality Properties, Inc. (ö)	4,049	253	ICU Medical, Inc. (Æ)	264	45
SEI Investments Co.	12,878	728	Integra LifeSciences Holdings Corp. (Æ)	47,112	2,340
Selective Insurance Group, Inc.	83,304	4,219	Invacare Corp.	98,615	1,543
ServisFirst Bancshares, Inc.	764	28	Ionis Pharmaceuticals, Inc. (Æ)	7,245	380
Signature Bank(Æ)	11,929	1,653	Kindred Healthcare, Inc.	116,908	1,046
SLM Corp. (Æ)	75,562	837	Lannett Co. , Inc. (Æ)(Ñ)	39,492	804
South State Corp.	15,125	1,267	LifePoint Health, Inc. (Æ)	5,147	306
State Bank Financial Corp.	52,229	1,434	Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	9,648	1,167
Sterling Bancorp	84,983	1,963	MEDNAX, Inc. (Æ)	4,820	226
Summit Hotel Properties, Inc. (ö)	21,662	388	MiMedx Group, Inc. (Æ)(Ñ)	63,959	957
Sun Communities, Inc. (ö)	27,433	2,442	Molina Healthcare, Inc. (Æ)	4,848	324
SVB Financial Group(Æ)	22,112	3,946	NeoGenomics, Inc. (Æ)(Ñ)	105,767	999

See accompanying notes which are an integral part of this quarterly report.

102 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Omnicell, Inc. (Æ)	30,944	1,535	Sonoco Products Co.	3,919	190
Orthofix International NV(Æ)	4,798	208	Steel Dynamics, Inc.	7,194	255
Oxford Immunotec Global PLC(Æ)	10,701	180	Trex Co. , Inc. (Æ)	925	70
PRA Health Sciences, Inc. (Æ)	20,317	1,512	Trinseo SA	12,619	887
Premier, Inc. Class A(Æ)	33,387	1,165	Unifi, Inc. (Æ)	31,456	1,030
Prestige Brands Holdings, Inc. (Æ)	175	9	United States Steel Corp. (Ñ)	27,128	637
PTC Therapeutics, Inc. (Æ)	9,522	196	Universal Forest Products, Inc.	2,625	220
Quality Systems, Inc. (Æ)	2,976	51	US Silica Holdings, Inc.	4,390	128
Reata Pharmaceuticals, Inc. Class A(Æ)(Ñ)	8,012	235	Valvoline, Inc.	6,748	153
Retrophin, Inc. (Æ)	3,745	76	Vulcan Materials Co.	18,463	2,273
Sarepta Therapeutics, Inc. (Æ)	13,002	502	Watsco, Inc.	4,901	739
Seattle Genetics, Inc. (Æ)	4,553	230	WR Grace & Co.	2,986	206
United Therapeutics Corp. (Æ)	139	18			31,774
US Physical Therapy, Inc.	26,966	1,702
Veeva Systems, Inc. Class A(Æ)	6,119	390	Producer Durables - 15.2%
VWR Corp. (Æ)	20,847	688	ACCO Brands Corp. (Æ)	28,415	331
WellCare Health Plans, Inc. (Æ)	20,675	3,659	Advanced Energy Industries, Inc. (Æ)	14,137	1,026
Zimmer Biomet Holdings, Inc.	3,762	456	Advisory Board Co. (The)(Æ)	17,311	973
		54,120	AGCO Corp.	664	48
			Air Transport Services Group, Inc. (Æ)	802	20
Materials and Processing - 6.3%			Aircastle, Ltd.	8,190	193
A Schulman, Inc.	3,833	101	Alaska Air Group, Inc.	633	54
AAON, Inc.	11,226	379	Allegiant Travel Co. Class A	1,795	232
Acuity Brands, Inc.	11,439	2,318	Allison Transmission Holdings, Inc. Class A	31,969	1,208
Albemarle Corp.	2,994	347	Altra Industrial Motion Corp.	28,626	1,275
Armstrong Flooring, Inc. (Æ)	23,532	408	AO Smith Corp.	22,536	1,207
Ashland Global Holdings, Inc.	2,458	160	Applied Industrial Technologies, Inc.	4,000	226
Balchem Corp.	25,631	1,989	ArcBest Corp.	44,244	1,230
Ball Corp.	10,914	457	Atlas Air Worldwide Holdings, Inc. (Æ)	13,888	825
Belden, Inc.	3,675	264	Avery Dennison Corp.	5,514	512
Carpenter Technology Corp.	21,149	855	Babcock & Wilcox Co. (The) Class W(Æ)	12,397	653
Century Aluminum Co. (Æ)	71,706	1,203	Barnes Group, Inc.	28,739	1,729
CF Industries Holdings, Inc.	13,218	388	Booz Allen Hamilton Holding Corp. Class A	9,028	310
Compass Minerals International, Inc. (Ñ)	5,721	395	Brady Corp. Class A	48,416	1,607
Crown Holdings, Inc. (Æ)	11,580	689	Briggs & Stratton Corp.	56,726	1,329
Eagle Materials, Inc.	9,676	910	Brink's Co. (The)	1,241	97
FMC Corp.	22,470	1,716	Carlisle Cos. , Inc.	3,258	318
GCP Applied Technologies, Inc. (Æ)	39,690	1,203	Chart Industries, Inc. (Æ)	26,823	912
Global Brass & Copper Holdings, Inc.	16,735	536	CIRCOR International, Inc.	19,937	998
Hexcel Corp.	1,255	64	Commercial Vehicle Group, Inc. (Æ)	78,662	691
Innophos Holdings, Inc.	13,303	556	Convergys Corp.	879	21
Innospec, Inc.	4,161	260	CoStar Group, Inc. (Æ)	9,657	2,661
ITT, Inc.	39,309	1,612	Crane Co.	6,145	464
LB Foster Co. Class A	5,089	90	Deluxe Corp.	3,172	229
Lennox International, Inc.	3,222	551	Echo Global Logistics, Inc. (Æ)	45,815	625
LSB Industries, Inc. (Æ)(Ñ)	63,122	447	Electronics For Imaging, Inc. (Æ)	4,867	236
Martin Marietta Materials, Inc.	1,536	348	EnPro Industries, Inc.	15,602	1,202
Minerals Technologies, Inc.	21,553	1,526	ESCO Technologies, Inc.	40,946	2,526
NewMarket Corp.	1,978	910	ExlService Holdings, Inc. (Æ)	4,894	282
Owens Corning	3,111	209	Exponent, Inc.	446	29
Owens-Illinois, Inc. (Æ)	10,534	252	Flir Systems, Inc.	21,187	791
Packaging Corp. of America	4,726	517	Flowserve Corp.	21,061	866
PGT Innovations, Inc. (Æ)	71,512	930	Forward Air Corp.	3,832	199
PolyOne Corp.	6,686	245	Franklin Electric Co. , Inc.	24,410	986
RBC Bearings, Inc. (Æ)	1,937	200	FTI Consulting, Inc. (Æ)	8,546	280
Reliance Steel & Aluminum Co.	7,861	569	General Cable Corp.	59,512	1,149
RPM International, Inc.	6,601	342	Genesee & Wyoming, Inc. Class A(Æ)	28,593	1,863
Schweitzer-Mauduit International, Inc.	2,050	79	Genpact, Ltd.	53,372	1,548
Sealed Air Corp.	631	27	Graco, Inc.	1,457	169
Sensient Technologies Corp.	12,567	934	Granite Construction, Inc.	4,810	236

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 103

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Greenbrier Cos. , Inc. (Ñ)	24,147	1,087	Avid Technology, Inc. (Æ)	228,534	1,177
Hawaiian Holdings, Inc. (Æ)	4,002	166	Avnet, Inc.	5,180	199
Healthcare Services Group, Inc.	68,828	3,596	Bottomline Technologies de, Inc. (Æ)	49,263	1,403
HEICO Corp.	17,672	1,420	CA, Inc.	66,302	2,058
Herman Miller, Inc.	22,678	764	CACI International, Inc. Class A(Æ)	15,114	1,891
Hertz Global Holdings, Inc. Class W(Æ)	148	7	Callidus Software, Inc. (Æ)	62,851	1,527
HNI Corp.	4,654	176	Carbonite, Inc. (Æ)	66,123	1,560
Insperity, Inc.	588	44	Cardtronics PLC Class A(Æ)	37,868	1,185
International Seaways, Inc. (Æ)	44,797	1,022	Cars. com, Inc. (Æ)(Ñ)	2,218	54
John Bean Technologies Corp.	6,310	583	Cavium, Inc. (Æ)	32,366	2,005
Kansas City Southern	1,553	160	Cypress Semiconductor Corp. (Ñ)	39,823	565
Kennametal, Inc.	14,163	523	Diodes, Inc. (Æ)	27,037	717
Keysight Technologies, Inc. (Æ)	16,722	695	DST Systems, Inc.	788	43
Kirby Corp. (Æ)	14,520	884	Ellie Mae, Inc. (Æ)	12,400	1,082
Knight Transportation, Inc.	9,433	336	Entegris, Inc. (Æ)	73,831	1,927
Knoll, Inc.	57,337	1,110	Envestnet, Inc. (Æ)	42,297	1,652
Korn/Ferry International	25,502	853	EPAM Systems, Inc. (Æ)	15,446	1,327
Littelfuse, Inc.	2,549	459	FormFactor, Inc. (Æ)	114,373	1,498
Lydall, Inc. (Æ)	4,884	242	Fortinet, Inc. (Æ)	30,881	1,140
Manitowoc Co. , Inc. (The)(Æ)	7,453	43	GoDaddy, Inc. Class A(Æ)	24,884	1,070
MAXIMUS, Inc.	34,092	2,058	GrubHub, Inc. (Æ)(Ñ)	18,303	844
Middleby Corp. (Æ)	6,648	869	Guidewire Software, Inc. (Æ)	25,423	1,835
MSC Industrial Direct Co. , Inc. Class A	9,223	657	Harmonic, Inc. (Æ)(Ñ)	238,603	978
Navigant Consulting, Inc. (Æ)	8,155	138	Integrated Device Technology, Inc. (Æ)	100,966	2,639
Nordson Corp.	2,847	362	InterDigital, Inc.	4,845	353
NV5 Global, Inc. (Æ)	27,189	1,130	IPG Photonics Corp. (Æ)	1,991	304
On Assignment, Inc. (Æ)	6,002	296	Jabil Circuit, Inc.	6,244	190
Orbital ATK, Inc.	4,746	485	Liberty Expedia Holdings, Inc. Class A(Æ)	19,464	1,110
OSI Systems, Inc. (Æ)	7,705	616	Liberty Interactive Corp. (Æ)	10,080	611
Proto Labs, Inc. (Æ)(Ñ)	8,132	601	LogMeIn, Inc.	12,937	1,507
Robert Half International, Inc.	4,436	201	MACOM Technology Solutions Holdings,
Rollins, Inc.	817	35	Inc. (Æ)	43,471	2,632
Rush Enterprises, Inc. Class A(Æ)	35,594	1,535	Manhattan Associates, Inc. (Æ)	12,689	561
Saia, Inc. (Æ)	28,441	1,546	ManTech International Corp. Class A	74,888	2,975
SkyWest, Inc.	8,678	317	Mellanox Technologies, Ltd. (Æ)(Ñ)	7,320	344
Snap-on, Inc.	203	31	Mercury Systems, Inc. (Æ)	14,836	651
Standex International Corp.	11,416	1,095	Monolithic Power Systems, Inc.	12,574	1,287
Sykes Enterprises, Inc. (Æ)	804	27	Oclaro, Inc. (Æ)(Ñ)	7,551	74
Team, Inc. (Æ)(Ñ)	86,671	1,244	ON Semiconductor Corp. (Æ)	9,500	142
Terex Corp.	4,352	171	Open Text Corp.	11,968	401
Tetra Tech, Inc.	4,369	207	Plexus Corp. (Æ)	57,466	3,081
Thermon Group Holdings, Inc. (Æ)	36,231	647	Progress Software Corp.	68,263	2,185
Toro Co. (The)	7,664	545	PTC, Inc. (Æ)	69,529	3,837
TriMas Corp. (Æ)	49,021	1,194	Qorvo, Inc. (Æ)	3,050	209
Trimble Navigation, Ltd. (Æ)	60,676	2,271	Qualys, Inc. (Æ)	31,152	1,251
Triumph Group, Inc.	54,120	1,385	Rambus, Inc. (Æ)	18,176	234
TrueBlue, Inc. (Æ)	47,635	1,217	RealPage, Inc. (Æ)	36,206	1,403
UniFirst Corp.	1,948	277	Rogers Corp. (Æ)	8,570	1,011
United Rentals, Inc. (Æ)	12,333	1,467	Sanmina Corp. (Æ)	3,534	127
Wabtec Corp. (Ñ)	17,434	1,314	Skyworks Solutions, Inc.	2,464	258
WageWorks, Inc. (Æ)	34,187	2,229	Syntel, Inc.	4,359	85
Welbilt, Inc. (Æ)	25,298	493	Take-Two Interactive Software, Inc. (Æ)	28,421	2,259
Zebra Technologies Corp. Class A(Æ)	7,984	812	TrueCar, Inc. (Æ)(Ñ)	32,330	612
		76,008	Tyler Technologies, Inc. (Æ)	9,589	1,647
			Ultimate Software Group, Inc. (Æ)(Ñ)	7,348	1,659
Technology - 13.8%			VeriFone Systems, Inc. (Æ)	104,129	2,032
Acxiom Corp. (Æ)	43,337	1,169	Virtusa Corp. (Æ)	27,802	922
Advanced Micro Devices, Inc. (Æ)(Ñ)	8,044	109	Vocera Communications, Inc. (Æ)	6,766	184
Akamai Technologies, Inc. (Æ)	20,523	967			69,187
Anixter International, Inc. (Æ)	5,435	428

See accompanying notes which are an integral part of this quarterly report.

104 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Utilities - 2.7%
	8x8, Inc. (Æ)	74,717		949
	ATN International, Inc. (Æ)	1,997		116
	CMS Energy Corp.	76,657		3,545
	Cogent Communications Holdings, Inc.	20,249		845
	El Paso Electric Co.	26,483		1,375
	Evolution Petroleum Corp.	55,273		475
	Fairmount Santrol Holdings, Inc. (Æ)(Ñ)	42,623		125
	Hawaiian Electric Industries, Inc.	19,138		631
	National Fuel Gas Co. (Ñ)	20,426		1,209
	NorthWestern Corp.	23,399		1,352
	Portland General Electric Co.	13,306		595
	Southwest Gas Holdings, Inc.	1,313		105
	US Cellular Corp. (Æ)	2,583		98
	Vectren Corp.	30,824		1,853
				13,273

	Total Common Stocks
	(cost $308,321)			459,368

	Short-Term Investments - 8.0%
	U. S. Cash Management Fund	40,209,852	(8)	40,214
	Total Short-Term Investments
	(cost $40,215)			40,214

	Other Securities - 7.3%
	U. S. Cash Collateral Fund(×)	36,583,841	(8)	36,584
	Total Other Securities
	(cost $36,584)			36,584

	Total Investments 107.1%
	(identified cost $385,120)			536,166

	Other Assets and Liabilities, Net
-	(7.1%)			(35,448)
	Net Assets - 100.0%			500,718

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed U.S. Mid & Small Cap Fund 105

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures	138	USD	24,285	09/17	204
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					204

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$62,912	$—	$—	$—	$62,912
Consumer Staples	14,878	—	5	—	14,883
Energy	16,915	—	—	—	16,915
Financial Services	120,296	—	—	—	120,296
Health Care	54,114	—	6	—	54,120
Materials and Processing	31,774	—	—	—	31,774
Producer Durables	76,008	—	—	—	76,008
Technology	69,187	—	—	—	69,187
Utilities	13,273	—	—	—	13,273
Short-Term Investments	—	—	—	40,214	40,214
Other Securities	—	—	—	36,584	36,584
Total Investments	459,357	—	11	76,798	536,166

Other Financial Instruments
Assets
Futures Contracts	204	—	—	—	204
Total Other Financial Instruments*	$204	$—	$—	$—	$204

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

106 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 89.9%			BM&FBovespa SA - Bolsa de Valores
Argentina - 0.3%			Mercadorias e Futuros(Æ)	136,724	898
Cresud SACIF y A - ADR(Æ)	18,279	332	Braskem SA - ADR	42,926	1,031
IRSA Inversiones y Representaciones			BRF SA - ADR(Æ)	50,514	596
SA - ADR(Æ)	25,144	560	CCR SA	169,387	928
YPF SA - ADR	121,475	2,454	Centrais Eletricas Brasileiras SA
		3,346	- ADR(Æ)	137,580	593
			Cia Brasileira de Distribuicao - ADR(Æ)	35,925	834
Australia - 1.6%			Cia de Saneamento Basico do Estado de
AGL Energy, Ltd.	14,311	276	Sao Paulo - ADR(Æ)	196,944	2,119
ASX, Ltd. - ADR	4,813	202	Cia de Saneamento de Minas
Australia & New Zealand Banking			Gerais-COPASA(Æ)	50,318	684
Group, Ltd. - ADR	62,718	1,490	Cosan SA Industria e Comercio	114,847	1,330
Bendigo & Adelaide Bank, Ltd.	30,927	276	Gerdau SA - ADR	298,426	1,006
BHP Billiton, Ltd. - ADR	12,620	262	Hypermarcas SA	58,722	527
Commonwealth Bank of Australia - ADR	86,316	5,784	Itau Unibanco Holding SA - ADR	246,872	2,939
CSL, Ltd.	3,507	354	JBS SA	124,304	307
Fortescue Metals Group, Ltd.	42,690	196	Petroleo Brasileiro SA - ADR(Æ)	305,109	2,688
Goodman Group(ö)	71,710	457	Qualicorp SA	28,841	303
GPT Group (The)(ö)	104,066	400	Rumo SA(Æ)	659,422	2,187
Macquarie Group, Ltd.	5,472	376	Telefonica Brasil SA - ADR	69,829	1,039
Medibank Pvt, Ltd.	70,712	154	TIM Participacoes SA - ADR	115,135	1,942
Mirvac Group(ö)	103,514	180	Vale SA Class B - ADR	1,856	19
National Australia Bank, Ltd. - ADR	38,859	933			24,244
QBE Insurance Group, Ltd.	21,631	205
Rio Tinto, Ltd. - ADR	20,684	1,090	Canada - 3.2%
Scentre Group(ö)	137,481	455	Bank of Montreal	12,943	982
Stockland(ö)	29,894	101	Bank of Nova Scotia (The)	19,357	1,206
Suncorp Group, Ltd.	13,039	149	BCE, Inc.	6,228	292
Vicinity Centres(ö)	180,787	398	Brookfield Asset Management, Inc.
Wesfarmers, Ltd. (Æ)	12,552	409	Class A	18,563	722
Westfield Corp.(ö)	28,689	177	Brookfield Real Estate Services, Inc.	76,082	1,027
Westpac Banking Corp.	34,985	894	Canadian Imperial Bank of Commerce	8,045	698
Woolworths, Ltd.	22,445	480	Canadian National Railway Co.	44,779	3,538
		15,698	Canadian Natural Resources, Ltd.	35,419	1,083
			Canadian Pacific Railway, Ltd.	4,758	745
Austria - 0.1%			Canadian Real Estate Investment
Erste Group Bank AG(Æ)	13,419	559	Trust(ö)	9,550	346
UNIQA Insurance Group AG	49,228	510	Canadian Tire Corp. , Ltd. Class A	2,776	317
		1,069	CCL Industries, Inc. Class B	1,170	56

Belgium - 0.5%			Cenovus Energy, Inc.	45,672	384
Ageas	8,385	378	CGI Group, Inc. Class A(Æ)	3,049	161
Anheuser-Busch InBev SA	18,673	2,250	Cominar Real Estate Investment Trust(ö)	32,240	340
Colruyt SA	511	29	Dollarama, Inc.	2,149	210
Elia System Operator SA	5,531	324	Emera, Inc.	10,097	376
KBC Groep NV	24,169	2,002	Enbridge, Inc.	5,591	232
Solvay SA	2,575	370	First Quantum Minerals, Ltd.	260,626	2,880
		5,353	Fortis, Inc.	12,604	460
			Great-West Lifeco, Inc.	7,916	226
Bermuda - 0.1%			Husky Energy, Inc. (Æ)	29,864	346
CK Infrastructure Holdings, Ltd.	17,000	159	Industrial Alliance Insurance &
Credicorp, Ltd.	1,426	264	Financial Services, Inc.	8,194	380
Hiscox, Ltd.	24,694	423	Intact Financial Corp.	4,595	357
Kunlun Energy Co. , Ltd.	286,000	285	Loblaw Cos. , Ltd.	2,231	122
		1,131	Magna International, Inc. Class A	22,403	1,068
			Manulife Financial Corp.	17,564	362
Brazil - 2.4%			Metro, Inc. Class A	4,660	158
B2W Cia Digital(Æ)	303,512	1,295	National Bank of Canada	10,700	482
Banco Bradesco SA - ADR	72,883	701	Open Text Corp.	11,610	388
Banco Santander Brasil SA - ADR	34,142	278	Potash Corp. of Saskatchewan, Inc.	116,964	2,092

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 107

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Power Corp. of Canada	14,238	346	Chongqing Rural Commercial Bank Co. ,
Power Financial Corp.	5,192	141	Ltd. Class H	755,059	556
Restaurant Brands International, Inc.	10,135	604	CITIC Securities Co. , Ltd. Class H	414,000	840
RioCan Real Estate Investment Trust(ö)	16,822	325	Ctrip. com International, Ltd. - ADR(Æ)	52,290	3,123
Rogers Communications, Inc. Class B	55,300	2,876	Dongfeng Motor Group Co. , Ltd. Class H	258,804	317
Royal Bank of Canada - GDR	24,024	1,792	Geely Automobile Holdings, Ltd.	1,065,000	2,464
SNC-Lavalin Group, Inc.	7,651	337	Hengan International Group Co. , Ltd.	179,092	1,367
Sun Life Financial, Inc.	17,068	654	Industrial & Commercial Bank of China,
Toronto Dominion Bank	31,046	1,600	Ltd. Class H	3,339,000	2,335
TransCanada Corp.	18,850	963	JD. com, Inc. - ADR(Æ)	11,089	501
Trisura Group, Ltd. (Æ)	109	2	Lenovo Group, Ltd.	4,094,000	2,538
Yamana Gold, Inc.	141,694	369	NetEase, Inc. - ADR	3,688	1,148
		32,045	New China Life Insurance Co. , Ltd.
			Class H	245,000	1,580
Cayman Islands - 1.6%			New Oriental Education & Technology
Baidu, Inc. - ADR(Æ)	9,585	2,170	Group - ADR(Æ)	25,859	2,060
China Mengniu Dairy Co. , Ltd. (Æ)	287,000	559	PetroChina Co. , Ltd. Class H	692,000	446
China State Construction International			PICC Property & Casualty Co. , Ltd.
Holdings, Ltd.	460,000	743	Class H	880,000	1,638
CIFI Holdings Group Co. , Ltd.	2,374,000	1,353	Ping An Insurance Group Co. of China,
Li Ning Co. , Ltd. (Æ)	900,000	710	Ltd. Class H	64,000	474
SINA Corp. (Æ)	36,433	3,454	Shanghai Pharmaceuticals Holding Co. ,
Sunac China Holdings, Ltd.	122,866	327	Ltd. Class H	442,500	1,173
Tencent Holdings, Ltd.	140,265	5,593	Sinopec Shanghai Petrochemical Co. ,
Uni-President China Holdings, Ltd.	818,715	636	Ltd. Class H	2,299,136	1,306
		15,545	Sohu. com, Inc. (Æ)	36,779	2,090
			Tingyi Cayman Islands Holding Corp.	298,000	380
Chile - 0.2%			Tsingtao Brewery Co. , Ltd. Class H	100,000	429
Banco de Credito e Inversiones	1	—	Weibo Corp. - ADR(Æ)	19,188	1,477
Cia Cervecerias Unidas SA - ADR	23,976	638	Zhejiang Expressway Co. , Ltd. Class H	781	1
Sociedad Quimica y Minera de Chile					48,141
SA - ADR	20,596	847
		1,485	Curacao - 0.0%
			HAL Trust	326	69
China - 4.8%
Agricultural Bank of China, Ltd. Class H	3,902,000	1,821	Denmark - 1.3%
Air China, Ltd. Class H	270,000	244	Carlsberg A/S Class B	4,284	477
Alibaba Group Holding, Ltd. - ADR(Æ)	43,625	6,760	Chr Hansen Holding A/S	30,906	2,492
Angang Steel Co. , Ltd. Class H	1,666,000	1,351	Danske Bank A/S	72,032	2,920
Anhui Conch Cement Co. , Ltd. Class H	207,000	766	DSV A/S	5,558	359
Bank of China, Ltd. Class H	3,302,437	1,625	GN Store Nord A/S	6,464	197
China CITIC Bank Corp. , Ltd. Class H	1,964,000	1,275	Jyske Bank A/S	8,525	535
China Communications Services Corp. ,			Novo Nordisk A/S Class B	66,944	2,860
Ltd. Class H	784,000	427	Scandinavian Tobacco Group A/S(Þ)	161,413	2,608
China Construction Bank Corp. Class H	1,006,000	838	William Demant Holding A/S(Æ)	6,818	181
China Everbright International, Ltd.	280,000	366			12,629
China Merchants Bank Co. , Ltd. Class H	66,000	217
China Minsheng Banking Corp. , Ltd.			Egypt - 0.1%
Class H	121,500	122	Commercial International Bank Egypt
China National Building Material Co. ,			SAE - GDR	272,199	1,257
Ltd. Class H	1,502,000	916
China Petroleum & Chemical Corp.			Finland - 0.3%
Class H	1,466,000	1,113	Cargotec OYJ Class B	5,952	363
China Railway Group, Ltd. Class H	469,193	374	Elisa OYJ Class A	90	4
China Resources Land, Ltd.	138,968	446	Fortum OYJ	5,691	93
China Shenhua Energy Co. , Ltd. Class H	227,000	565	Kone OYJ Class B	2,181	114
China Southern Airlines Co. , Ltd. Class			Neste OYJ	1,217	53
H	342,000	261	Orion OYJ Class B	786	40
China Telecom Corp. , Ltd. Class H	863,654	411	Sampo OYJ Class A	8,352	458
Chongqing Changan Automobile Co. ,			Tikkurila OYJ	35,540	758
Ltd. Class B	29	—

See accompanying notes which are an integral part of this quarterly report.

108 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
UPM-Kymmene OYJ	22,207	604	Deutsche Post AG	17,994	699
		2,487	Deutsche Telekom AG	34,053	622
			Deutsche Wohnen AG	4,110	163
France - 6.9%			Freenet AG	11,193	378
Air Liquide SA Class A	5,453	670	Fresenius Medical Care AG & Co.	3,064	289
Airbus Group SE	5,064	422	Fresenius SE & Co. KGaA	12,064	1,020
Arkema SA	1,765	201	GEA Group AG	65,152	2,649
AXA SA	32,742	968	Hannover Rueck SE	1,235	156
BioMerieux	2,113	466	HeidelbergCement AG	30,837	3,059
BNP Paribas SA	10,844	842	Henkel AG & Co. KGaA	2,505	316
Bouygues SA - ADR	78,741	3,373	Infineon Technologies AG - ADR	2,021	44
Bureau Veritas SA	74,596	1,699	Lanxess AG	4,782	369
Capgemini SE	4,934	538	LEG Immobilien AG	389	37
Carrefour SA	9,098	219	Linde AG	2,213	424
Christian Dior SE	2,234	637	MAN SE	1,119	124
Cie de Saint-Gobain	13,070	724	Merck KGaA	6,789	746
Credit Agricole SA	176,798	3,110	Muenchener Rueckversicherungs-
Danone SA	54,717	4,086	Gesellschaft AG in Muenchen	4,965	1,067
Dassault Systemes	4,542	446	Rational AG	2,393	1,504
Engie SA	238,515	3,843	SAP SE - ADR	41,305	4,385
Essilor International SA	20,195	2,561	Siemens AG	34,291	4,655
Euler Hermes Group	3,989	477	Software AG	9,114	399
Faurecia	43,725	2,433	ThyssenKrupp AG - ADR	9,794	291
Klepierre - GDR(ö)	10,330	420	Uniper SE	1,361	28
Legrand SA - ADR	2,086	144	Vonovia SE	5,828	236
L'Oreal SA	21,653	4,489			35,786
LVMH Moet Hennessy Louis Vuitton
SE - ADR	1,650	416	Greece - 0.2%
Metropole Television SA	17,093	414	Eurobank Ergasias SA(Æ)	988,831	1,082
Natixis SA	131,573	957	National Bank of Greece SA(Æ)	2,663,099	1,077
Orange SA - ADR	12,888	217			2,159
Pernod Ricard SA	3,723	517
Publicis Groupe SA - ADR	55,061	4,167	Hong Kong - 3.0%
Renault SA	6,648	600	AIA Group, Ltd.	79,600	628
Safran SA	33,647	3,180	Bank of East Asia, Ltd. (The)	102,200	437
Sanofi - ADR	93,408	8,910	BOC Hong Kong Holdings, Ltd.	67,500	332
Schneider Electric SE(Æ)	49,351	3,869	Brilliance China Automotive Holdings,
SCOR SE - ADR	11,860	500	Ltd.	1,002,000	2,540
Societe Generale SA	7,353	432	Champion REIT(Æ)(ö)	194,000	151
Sodexo SA	3,466	410	Cheung Kong Property Holdings, Ltd.	188,823	1,528
Suez Environnement Co.	25,425	460	China Agri-Industries Holdings, Ltd.	582,000	261
Technicolor SA	70,589	257	China Everbright, Ltd.	304,000	693
Teleperformance - GDR	2,067	288	China Mobile, Ltd. - ADR	74,389	3,975
Thales SA	3,415	378	China Unicom Hong Kong, Ltd.
Total SA	87,171	4,427	- ADR(Æ)	203,090	2,961
Unibail-Rodamco SE(ö)	729	182	CK Hutchison Holdings, Ltd.	285,529	3,763
Vallourec SA(Æ)	241,322	1,427	CLP Holdings, Ltd.	35,000	373
Vicat SA	35,320	2,580	Galaxy Entertainment Group, Ltd.	50,000	309
Vinci SA	8,654	776	Guoco Group, Ltd.	12,000	141
		68,132	Hang Lung Properties, Ltd. - ADR	229,000	570
			Henderson Land Development Co. , Ltd.	62,700	362
Germany - 3.6%			Hong Kong & China Gas Co. , Ltd.	223,300	422
adidas AG	2,086	477	Hong Kong Exchanges & Clearing, Ltd.	15,300	436
Allianz SE	7,563	1,611	Hongkong Land Holdings, Ltd.	18,700	141
BASF SE	9,530	908	Hua Hong Semiconductor, Ltd. (Þ)	559,000	758
Bayer AG	8,440	1,070	Jardine Matheson Holdings, Ltd.	6,500	415
Bayerische Motoren Werke AG	3,521	324	Jardine Strategic Holdings, Ltd.	17,700	722
Continental AG	12,483	2,815	Kingboard Chemical Holdings, Ltd.	109,500	491
Daimler AG	9,967	699	Li & Fung, Ltd.	846,000	310
Deutsche Bank AG	9,170	164	Link Real Estate Investment Trust(ö)	68,000	552
Deutsche Boerse AG	38,791	4,058	MTR Corp. , Ltd.	24,500	142

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 109

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nine Dragons Paper Holdings, Ltd.	325,000	483	Nice, Ltd.	600	45
Power Assets Holdings, Ltd.	9,500	94	Teva Pharmaceutical Industries, Ltd.	10,003	322
Shenzhen International Holdings, Ltd.	18	—			1,523
Sino Land Co. , Ltd.	256,000	423
Skyworth Digital Holdings, Ltd.	1,032,000	553	Italy - 1.4%
Sun Hung Kai Properties, Ltd.	40,000	620	Assicurazioni Generali SpA	33,808	613
Swire Pacific, Ltd. Class A	56,000	559	Atlantia SpA	13,311	404
Swire Properties, Ltd.	146,800	507	Davide Campari-Milano SpA	22,470	166
WH Group, Ltd. (Þ)	1,395,782	1,310	Enel SpA	739,735	4,222
Wharf Holdings, Ltd. (The)	32,878	279	ENI SpA - ADR	215,037	3,402
Wheelock & Co. , Ltd.	61,000	460	Intesa Sanpaolo SpA	249,487	860
Yue Yuen Industrial Holdings, Ltd.	179,395	741	Snam Rete Gas SpA	61,480	291
		29,442	Telecom Italia SpA(Æ)	1,704,864	1,756
			UniCredit SpA(Æ)	82,176	1,617
Hungary - 0.2%			Unipol Gruppo Finanziario SpA	111,971	525
MOL Hungarian Oil & Gas PLC	4,041	350			13,856
OTP Bank PLC	51,384	1,912
		2,262	Japan - 10.5%
			Activia Properties, Inc.(ö)	81	364
India - 2.3%			Aeon Co. , Ltd.	21,600	326
Britannia Industries, Ltd.	24,768	1,513	Aisin Seiki Co. , Ltd.	4,100	214
HDFC Bank, Ltd. - ADR	37,043	3,586	Alfresa Holdings Corp.	2,400	44
ICICI Bank, Ltd. - ADR	142,436	1,326	Aozora Bank, Ltd.	33,000	127
Infosys, Ltd. - ADR	102,278	1,616	As One Corp.	32,474	1,624
Larsen & Toubro, Ltd. - GDR	65,168	1,186	Asahi Group Holdings, Ltd.	10,400	424
Mahindra & Mahindra Financial			Asahi Kasei Corp.	38,000	436
Services, Ltd.	233,653	1,459	Astellas Pharma, Inc.	21,400	273
Mahindra & Mahindra, Ltd. - GDR	10,041	217	BML, Inc.	16,900	348
Motherson Sumi Systems, Ltd. (Æ)	350,759	1,772	Bridgestone Corp.	13,000	549
Power Finance Corp. , Ltd.	194,024	376	Canon, Inc.	11,406	398
Punjab National Bank(Æ)	248,396	627	Central Japan Railway Co.	2,200	354
Reliance Industries, Ltd. - GDR(Þ)	97,437	4,833	Cosel Co. , Ltd.	135,577	1,669
State Bank of India - GDR	9,037	437	Dai Nippon Printing Co. , Ltd.	28,000	309
Tata Chemicals, Ltd.	42,685	412	Dai-ichi Life Holdings, Inc.	131,185	2,273
Tata Motors, Ltd. Class A(Æ)	93,206	378	Daiichi Sankyo Co. , Ltd.	7,300	160
Tata Motors, Ltd. - ADR(Æ)	40,784	1,405	Daikin Industries, Ltd.	4,300	457
Vedanta, Ltd. - ADR	35,487	625	Daiseki Co. , Ltd.	43,900	1,044
Zee Entertainment Enterprises, Ltd.	107,550	908	Daito Trust Construction Co. , Ltd.	1,100	186
		22,676	Daiwa House Industry Co. , Ltd.	13,200	461
			Denso Corp.	4,542	219
Indonesia - 0.3%			East Japan Railway Co.	3,400	319
Astra International Tbk PT	1,086,300	650	Ebara Corp.	76,100	2,233
Bank Central Asia Tbk PT	926,000	1,299	FamilyMart UNY Holdings Co. , Ltd.	800	45
Gudang Garam Tbk PT	5,300	30	FANUC Corp.	16,223	3,319
PT Surya Citra Media Tbk	1,490,500	264	Fuji Heavy Industries, Ltd.	4,800	174
Tambang Batubara Bukit Asam Persero			FUJIFILM Holdings Corp.	5,121	188
Tbk PT	284,800	279	Fujitsu, Ltd.	701,146	5,243
United Tractors Tbk PT	277,400	627	Hankyu Hanshin Holdings, Inc.	10,300	368
		3,149	Hitachi, Ltd.	60,000	414
			Honda Motor Co. , Ltd.	273,265	7,709
Ireland - 0.4%			Hoshizaki Corp.	1,400	136
CRH PLC	2,539	89	Icom, Inc.	31,000	661
DCC PLC	4,383	385	Iida Group Holdings Co. , Ltd.	12,600	216
Willis Towers Watson PLC	14,248	2,122	Inpex Corp.	274,900	2,682
XL Group, Ltd.	39,350	1,747	Isuzu Motors, Ltd.	234,300	3,220
		4,343	ITOCHU Corp.	92,918	1,458

Israel - 0.2%			Iyo Bank, Ltd. (The)	46,700	382
Bank Hapoalim BM	47,764	331	Japan Post Bank Co. , Ltd.	27,688	356
Bank Leumi Le-Israel BM	66,942	322	Japan Post Holdings Co. , Ltd.	9,800	124
Mizrahi Tefahot Bank, Ltd.	27,841	503	Japan Retail Fund Investment Corp.(ö)	192	367
			Japan Tobacco, Inc.	6,000	209

See accompanying notes which are an integral part of this quarterly report.

110 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
JX Holdings, Inc.	91,400	407	Sony Corp.	89,200	3,664
Kajima Corp.	25,000	218	Sumitomo Chemical Co. , Ltd.	69,000	405
Kamigumi Co. , Ltd.	32,000	343	Sumitomo Corp.	45,600	617
Kao Corp.	3,700	225	Sumitomo Electric Industries, Ltd.	15,700	255
KDDI Corp.	23,400	620	Sumitomo Mitsui Financial Group, Inc.	79,402	3,109
Keyence Corp.	15,600	7,217	Sumitomo Mitsui Trust Holdings, Inc.	11,100	409
Kikkoman Corp.	2,000	61	Suntory Beverage & Food, Ltd.	7,000	343
Kirin Holdings Co. , Ltd.	18,600	410	Suzuki Motor Corp.	10,100	480
Kitagawa Industries Co. , Ltd.	40,500	459	Taisei Corp.	41,000	393
Komatsu, Ltd.	17,300	465	Taisho Pharmaceutical Holdings Co. ,
Kuraray Co. , Ltd.	28,500	556	Ltd.	5,000	375
Kuroda Electric Co. , Ltd.	18,051	346	Takeda Pharmaceutical Co. , Ltd.	7,800	413
Kyushu Electric Power Co. , Inc.	37,000	439	Terumo Corp.	1,300	49
Marubeni Corp.	66,000	438	Tokio Marine Holdings, Inc.	7,800	329
Medipal Holdings Corp.	2,600	48	Tokyo Electric Power Co. Holdings, Inc.
MEIJI Holdings Co. , Ltd.	400	32	(Æ)	33,100	141
Mitsubishi Chemical Holdings Corp.	43,600	367	Tokyo Gas Co. , Ltd.	83,000	440
Mitsubishi Corp.	18,400	400	Toppan Printing Co. , Ltd.	34,000	360
Mitsubishi Electric Corp.	13,000	202	Toray Industries, Inc.	45,000	407
Mitsubishi UFJ Financial Group, Inc.	526,816	3,353	Toyota Motor Corp.	47,200	2,671
Mitsui & Co. , Ltd.	40,200	586	Toyota Tsusho Corp.	5,300	171
Mizuho Financial Group, Inc.	173,500	309	Transcosmos, Inc.	32,100	772
MS&AD Insurance Group Holdings, Inc.	16,000	562	Unicharm Corp.	63,788	1,638
Murata Manufacturing Co. , Ltd.	5	1	West Japan Railway Co.	22,100	1,588
Nakanishi, Inc.	18,959	796	Yamada Denki Co. , Ltd.	25,400	136
NEC Corp.	119,000	324	Yamazaki Baking Co. , Ltd.	17,500	352
NHK Spring Co. , Ltd.	38,600	418			103,892
Nidec Corp.	2,800	309
Nikon Corp.	8,800	155	Jersey - 0.3%
Nintendo Co. , Ltd.	3,075	1,044	Experian PLC	22,139	440
Nippon Express Co. , Ltd.	38,000	243	Glencore PLC(Æ)	336,163	1,487
Nippon Fine Chemical Co. , Ltd.	93,000	849	Wolseley PLC - ADR	8,810	527
Nippon Telegraph & Telephone Corp.	15,400	753			2,454
Nissan Motor Co. , Ltd.	43,200	429
Nitori Holdings Co. , Ltd.	9,600	1,355	Kazakhstan - 0.0%
Nitto FC Co. , Ltd.	94,452	782	KazMunaiGas Exploration Production
Nomura Holdings, Inc.	19,000	113	JSC - GDR(Æ)	24,480	239

NTT DOCOMO, Inc.	37,099	862	Luxembourg - 0.3%
Obayashi Corp.	14,000	169	ArcelorMittal SA(Æ)	42,023	1,104
Obic Co. , Ltd.	300	19	Globant SA(Æ)	11,264	518
Oriental Land Co. , Ltd.	5,700	413	Tenaris SA	45,498	720
ORIX Corp.	26,035	426	Ternium SA - ADR	9,542	292
Osaka Gas Co. , Ltd.	37,000	148			2,634
Otsuka Holdings Co. , Ltd.	7,400	327
Panasonic Corp.	36,000	497	Malaysia - 0.1%
Recruit Holdings Co. , Ltd.	21,900	379	Tenaga Nasional BHD	122,000	402
Resona Holdings, Inc.	98,500	508	UEM Sunrise BHD(Æ)	967,200	260
Secom Co. , Ltd.	25,863	1,942			662
Secom Joshinetsu Co. , Ltd.	24,000	756
Sekisui Chemical Co. , Ltd.	28,000	517	Mexico - 1.6%
Sekisui House, Ltd.	19,500	338	America Movil SAB de CV	4,769,345	4,223
Seven & i Holdings Co. , Ltd.	12,335	498	America Movil SAB de CV Class L
Shimadzu Corp.	3,000	59	- ADR	38,529	681
Shimano, Inc.	20,387	2,992	Cemex SAB de CV - ADR(Æ)	92,936	902
Shin-Etsu Chemical Co. , Ltd.	2,500	229	Coca-Cola Femsa SAB de CV	42,352	361
Shingakukai Co. , Ltd.	62,300	329	Coca-Cola Femsa SAB de CV - ADR	15,194	1,291
Shinsei Bank, Ltd.	220,000	364	Fomento Economico Mexicano SAB de
SoftBank Group Corp.	12,792	1,039	CV - ADR	8,120	819
Sojitz Corp.	110,200	278	Gentera SAB de CV	84,244	128
Sompo Japan Nipponkoa Holdings, Inc.	90,901	3,570	Gruma SAB de CV Class B	8,650	119

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 111

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Grupo Bimbo SAB de CV	142,426	360	Synthos SA	217,021	268
Grupo Cementos de Chihuahua SAB					2,764
de CV	60,981	318
Grupo Fin Santander ADR B - ADR	59,153	607	Portugal - 0.1%
Grupo Financiero Banorte SAB de CV			Energias de Portugal SA	81,906	291
Class O	106,441	706	Sonae SGPS SA	419,494	483
Grupo Televisa SAB	42,829	228			774
Grupo Televisa SAB - ADR	147,732	3,933
Industrias Bachoco SAB de CV	72,421	361	Russia - 1.4%
Megacable Holdings SAB de CV	130,457	539	Gazprom PJSC - ADR	669,361	2,603
Promotora y Operadora de			Lukoil PJSC - ADR	56,390	2,629
Infraestructura SAB de CV	5,741	63	Magnit PJSC - GDR	18,354	674
Wal-Mart de Mexico SAB de CV	54,131	125	MegaFon PJSC - GDR	12,494	120
		15,764	MMC Norilsk Nickel PJSC - ADR	30,026	445
			Mobile TeleSystems PJSC - ADR	27,882	239
Netherlands - 2.3%			Novatek OAO - GDR	3,026	317
Aalberts Industries NV	2,677	117	Novolipetsk Steel PJSC - GDR	103,423	2,160
ABN AMRO Group NV(Þ)	20,333	576	Rosneft Oil Co. - GDR	74,880	384
Aegon NV	55,283	310	Sberbank of Russia PJSC - ADR	231,473	2,697
AerCap Holdings NV(Æ)	7,284	358	Severstal PJSC - GDR	9,552	131
Akzo Nobel NV	5,708	517	Surgutneftegas OAO - ADR	43,607	212
ASM International NV	5,539	333	Tatneft PJSC - ADR	37,463	1,446
ASML Holding NV	2,690	408			14,057
Heineken Holding NV	4,865	478
Heineken NV	3,822	399	Singapore - 0.9%
ING Groep NV	261,208	4,890	CapitaLand Commercial Trust, Ltd.(Æ)
Koninklijke Ahold Delhaize NV	38,319	785	(ö)	351,300	446
Koninklijke KPN NV	623,007	2,259	CapitaLand, Ltd.	68,100	185
Koninklijke Philips NV	16,990	649	DBS Group Holdings, Ltd.	34,000	542
NN Group NV	10,510	427	Oversea-Chinese Banking Corp. , Ltd.	108,300	907
NXP Semiconductors NV(Æ)	4,328	478	Singapore Telecommunications, Ltd.	1,546,678	4,529
Royal Dutch Shell PLC Class A	185,875	5,263	United Overseas Bank, Ltd.	15,200	269
VEON, Ltd. (Æ)	87,346	357	Wilmar International, Ltd.	914,200	2,251
Wolters Kluwer NV	9,140	407			9,129

X5 Retail Group NV - GDR(Æ)	69,444	2,686	South Africa - 0.3%
Yandex NV Class A(Æ)	25,355	735	Aspen Pharmacare Holdings, Ltd.	18,632	390
		22,432	Bidvest Group, Ltd. (The)	54,688	696
New Zealand - 0.0%			Naspers, Ltd. Class N	2,031	449
Fonterra Co. -operative Group, Ltd.	35,614	162	Resilient Property Income(Æ)	37,971	378
			Sasol, Ltd. - ADR	11,004	332
Norway - 0.4%			Shoprite Holdings, Ltd. - ADR	16,874	258
DNB ASA	35,639	702	Vodacom Group, Ltd. - ADR	27,565	372
Orkla ASA	206,211	2,123			2,875
Telenor ASA	78,562	1,572
		4,397	South Korea - 6.2%
			BGF retail Co. , Ltd.	12,763	1,054
Peru - 0.1%			Daelim Industrial Co. , Ltd.	5,369	440
Cia de Minas Buenaventura SAA - ADR	114,574	1,402	Dongbu Insurance Co. , Ltd.	14,914	1,068
			E-MART, Inc.	3,704	841
Philippines - 0.1%			Grand Korea Leisure Co. , Ltd.	73,596	1,508
BDO Unibank, Inc.	338,140	844	GS Holdings Corp.	5,078	342
PLDT, Inc.	7,575	245	Hana Financial Group, Inc.	142,604	6,485
		1,089	Hankook Tire Co. , Ltd.	30,812	1,719
			Hyundai Development Co. -Engineering
Poland - 0.3%			& Construction	7,954	303
KGHM Polska Miedz SA	42,858	1,456	Hyundai Engineering & Construction
Polski Koncern Naftowy ORLEN SA	6,442	190	Co. , Ltd.	17,823	722
Powszechny Zaklad Ubezpieczen SA	69,076	850	Hyundai Mobis Co. , Ltd.	1,302	285
			Hyundai Motor Co.	30,297	3,919
			ING Life Insurance Korea, Ltd. (Þ)	57,349	1,935

See accompanying notes which are an integral part of this quarterly report.

112 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
KB Financial Group, Inc.	78,764	4,184	Switzerland - 7.9%
KB Financial Group, Inc. - ADR	14,261	759	ABB, Ltd.	215,479	5,051
KCC Corp.	1,438	560	Actelion, Ltd. (Æ)	1,338	373
KT Corp. - ADR	56,636	1,030	Allreal Holding AG(Æ)	1,934	352
KT&G Corp.	20,621	2,098	Baloise Holding AG	3,248	522
Kumho Petrochemical Co. , Ltd.	19,260	1,301	Basellandschaftliche Kantonalbank	221	209
LG Chem, Ltd.	1,990	583	Chocoladefabriken Lindt & Spruengli
LG Innotek Co. , Ltd.	6,031	805	AG	20	426
LG Uplus Corp.	77,245	1,149	Chubb, Ltd.	7,326	1,073
Lotte Chilsung Beverage Co. , Ltd.	308	444	Cie Financiere Richemont SA	67,324	5,719
Lotte Confectionery Co. , Ltd.	3,915	711	Credit Suisse Group AG(Æ)	199,964	3,076
Lotte Shopping Co. , Ltd.	2,929	688	Flughafen Zurich AG	6,031	1,539
NAVER Corp.	363	259	Geberit AG	7,430	3,574
POSCO	18,691	5,591	Georg Fischer AG	393	447
Samsung Electronics Co. , Ltd.	6,126	13,197	Givaudan SA	227	451
Samsung Engineering Co. , Ltd. (Æ)	116,527	1,062	Idorsia, Ltd. (Æ)	1,338	25
Samsung Life Insurance Co. , Ltd.	8,594	963	Kuehne & Nagel International AG	897	156
Shinhan Financial Group Co. , Ltd.	31,442	1,492	LafargeHolcim, Ltd. (Æ)	10,796	647
SK Hynix, Inc.	27,293	1,605	Lonza Group AG(Æ)	163	39
SK Telecom Co. , Ltd. - ADR	78,862	2,150	Nestle SA	162,498	13,742
S-Oil Corp.	3,456	360	Novartis AG	159,996	13,634
Woori Bank	23,620	403	Partners Group Holding AG	81	53
		62,015	Roche Holding AG	56,130	14,188
			Schindler Holding AG	20,479	4,405
Spain - 0.9%			SGS SA	192	424
Abertis Infraestructuras SA	27,820	550	Sika AG	56	386
Amadeus IT Group SA Class A	26,235	1,617	St. Galler Kantonalbank AG	637	284
Banco Bilbao Vizcaya Argentaria SA			STMicroelectronics NV	78,726	1,344
- ADR	49,164	445	Straumann Holding AG	153	86
Banco de Sabadell SA - ADR	97,347	218	Swiss Life Holding AG(Æ)	413	151
Banco Santander SA - ADR	161,188	1,101	Swiss Re AG	8,390	810
CaixaBank SA	37,506	196	Swisscom AG	746	365
Enagas SA	16,027	453	Syngenta AG	1,399	644
Endesa SA - ADR	8,418	199	TE Connectivity, Ltd.	2,475	199
Gas Natural SDG SA	23,314	546	UBS Group AG(Æ)	179,099	3,120
Iberdrola SA	154,633	1,219	Wizz Air Holdings PLC(Æ)(Þ)	8,851	304
Industria de Diseno Textil SA	12,545	499	Zurich Insurance Group AG	2,803	854
Mapfre SA	121,880	454			78,672
Repsol SA - ADR	38,560	646
Telefonica SA - ADR	42,914	485	Taiwan - 3.1%
		8,628	Advanced Semiconductor Engineering,
			Inc. - ADR	163,428	1,077
Sweden - 1.5%			Asustek Computer, Inc.	31,000	288
Assa Abloy AB Class B	4,860	104	Chang Hwa Commercial Bank, Ltd.	364,640	214
Castellum AB	24,958	388	China Development Financial Holding
Essity Aktiebolag Class B(Æ)	5,320	154	Corp.	1,711,000	516
Hufvudstaden AB Class A	3,405	59	China Life Insurance Co. , Ltd.	270,400	286
L E Lundbergforetagen AB Class B	8,737	688	Chipbond Technology Corp.	1,000	2
Nordea Bank AB	72,912	920	Chunghwa Telecom Co. , Ltd. - ADR	11,428	386
Skandinaviska Enskilda Banken AB			Compal Electronics, Inc.	480,178	319
Class A	37,417	474	CTBC Financial Holding Co. , Ltd.	662,000	425
Skanska AB Class B	14,156	322	Delta Electronics, Inc.	181,000	962
Svenska Cellulosa AB SCA Class B	5,320	44	E. Sun Financial Holding Co. , Ltd.	18,073	12
Svenska Handelsbanken AB Class A	272,118	4,050	Foxconn Technology Co. , Ltd.	80,000	240
Swedbank AB Class A	23,013	601	Fubon Financial Holding Co. , Ltd.	123,000	191
Swedish Match AB	144,498	5,082	Hon Hai Precision Industry Co. , Ltd.
Telefonaktiebolaget LM Ericsson Class B	251,147	1,629	- GDR	554,716	4,273
Telia Co. AB	94,818	446	Hota Industrial Manufacturing Co. , Ltd.	239,442	1,096
Trelleborg AB Class B	17,236	406	Inventec Corp.	299,000	239
		15,367	Largan Precision Co. , Ltd.	13,421	2,441

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 113

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Lite-On Technology Corp.	191,000	309	G4S PLC	84,001	365
MediaTek, Inc.	131,000	1,154	Galiform PLC	313,503	1,759
Merry Electronics Co. , Ltd.	46,000	380	GKN PLC	88,326	375
Pegatron Corp.	363,000	1,186	GlaxoSmithKline PLC - ADR	278,144	5,559
Quanta Computer, Inc.	349,000	826	Halma PLC	7,340	106
Realtek Semiconductor Corp.	339,000	1,263	HSBC Holdings PLC	584,416	5,846
Taiwan Semiconductor Manufacturing			Imperial Tobacco Group PLC	89,994	3,711
Co. , Ltd. - ADR	290,704	10,455	Inchcape PLC	41,092	436
Tripod Technology Corp.	129,000	421	InterContinental Hotels Group PLC(Æ)	84,247	4,769
United Microelectronics Corp. - ADR	114,497	259	Intertek Group PLC	83,138	4,717
Win Semiconductors Corp.	209,822	1,230	Investec PLC	60,762	462
Wistron Corp.	714,524	721	J Sainsbury PLC	146,103	473
		31,171	KAZ Minerals PLC(Æ)	124,520	1,179
			Kingfisher PLC	79,182	308
Thailand - 0.3%			Land Securities Group PLC(ö)	27,245	367
Bangkok Bank PCL	93,200	517	Legal & General Group PLC	190,706	675
Land & Houses PCL	941,556	283	Lloyds Banking Group PLC	4,055,770	3,510
Polyplex Thailand PCL	77,200	900	Lookers PLC	724,480	1,052
PTT Global Chemical PCL	437,400	950	LSL Property Services PLC	396,506	1,334
		2,650	Man Group PLC	210,369	445
			Meggitt PLC	328,017	2,173
Turkey - 0.5%			Michael Page International PLC	382,748	2,473
Akbank TAS	334,079	993	Mondi PLC	17,199	453
Anadolu Efes Biracilik Ve Malt Sanayii			National Grid PLC	32,220	398
AS	40,690	239	Next PLC	7,350	383
Haci Omer Sabanci Holding AS	522,394	1,605	Old Mutual PLC	113,941	295
Turk Hava Yollari AO(Æ)	120,971	304	Persimmon PLC Class A	15,025	497
Turkcell Iletisim Hizmetleri AS - ADR	51,866	477	Prudential PLC	18,020	439
Turkiye Garanti Bankasi AS	100,164	300	Reckitt Benckiser Group PLC	7,253	705
Turkiye Is Bankasi Class C	644,435	1,387	RELX NV	17,024	358
		5,305	RELX PLC	18,102	395

United Arab Emirates - 0.3%			Rio Tinto PLC	4,260	198
Air Arabia PJSC	753,672	217	Rolls-Royce Holdings PLC(Æ)	47,201	553
Aldar Properties PJSC	899,986	573	Rotork PLC	1,037,408	3,176
Emaar Properties PJSC	929,606	2,084	Royal Bank of Scotland Group PLC(Æ)	1,245,809	4,085
		2,874	Royal Dutch Shell PLC Class A	51,134	1,442
			Royal Dutch Shell PLC Class B	31,446	897
United Kingdom - 14.0%			RSA Insurance Group PLC	160,744	1,384
3i Group PLC	38,290	473	Scottish & Southern Energy PLC	22,797	415
Amec Foster Wheeler PLC - GDR	95,706	564	Smith & Nephew PLC	11,499	200
Anglo American PLC	59,312	982	Smiths Group PLC	62,814	1,272
Antofagasta PLC	386,807	4,841	Spirax-Sarco Engineering PLC	51,490	3,782
AstraZeneca PLC	11,575	688	Standard Chartered PLC(Æ)	260,270	2,913
Aviva PLC	365,243	2,597	Standard Life PLC	57,936	334
Babcock International Group PLC	39,551	441	Stock Spirits Group PLC	516,995	1,115
BAE Systems PLC	633,224	5,025	Tate & Lyle PLC	34,713	308
Barclays PLC	801,723	2,149	TechnipFMC PLC(Æ)	4,006	115
BBA Aviation PLC	549,497	2,170	Tesco PLC(Æ)	1,763,895	4,053
BGEO Group PLC	9,468	431	Travis Perkins PLC	194,275	3,893
BHP Billiton PLC	47,929	874	Tullow Oil PLC(Æ)	580,809	1,294
BP PLC	214,116	1,256	Unilever NV	172,609	10,072
BP PLC - ADR	83,683	2,941	Unilever PLC	15,866	906
British American Tobacco PLC	21,199	1,321	Vertu Motors PLC	1,310,990	757
BT Group PLC	91,116	377	Vodafone Group PLC	2,317,622	6,787
Bunzl PLC	80,343	2,425	Wm Morrison Supermarkets PLC	120,368	382
CNH Industrial NV	29,387	341			139,399
Compass Group PLC	32,013	684
Diageo PLC	335,465	10,826	United States - 1.4%
Direct Line Insurance Group PLC	91,569	453	Carnival PLC	6,909	467
Foxtons Group PLC	1,002,267	1,190	IHS Markit, Ltd. (Æ)	92,019	4,294

See accompanying notes which are an integral part of this quarterly report.

114 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($)		Value	Amount ($)	Value
	or Shares		$	or Shares	$
MercadoLibre, Inc.	2,183		630	Other Assets and Liabilities, Net
MHP SA - GDR	47,824		476	- 2.6%	25,982
Mylan NV(Æ)	101,985		3,976	Net Assets - 100.0%	993,873
News Corp. Class A	188,907		2,703
PriceSmart, Inc.	3,193		269
Wausau Paper Corp.	65,968		1,345
			14,160

Virgin Islands, British - 0.1%
Arcos Dorados Holdings, Inc. Class
A(Æ)	77,637		683
Mail. Ru Group, Ltd. - GDR(Æ)	10,208		282
			965

Total Common Stocks
(cost $722,093)			893,759

Preferred Stocks - 1.2%
Colombia - 0.1%
Banco Davivienda SA	40,000		454

Germany - 0.8%
Funchs Petrolub SE	49,366		2,933
Henkel AG & Co. KGaA	4,333		614
Man SE	2,936		327
Porsche Automobil Holding SE	6,006		344
Volkswagen AG	21,969		3,382
			7,600

Japan - 0.0%
Shinkin Central Bank Class A	78		165

South Korea - 0.3%
Samsung Electronics Co. , Ltd.	1,911		3,298

Total Preferred Stocks
(cost $9,977)			11,517

Warrants & Rights - 0.3%
United Kingdom - 0.3%
HSBC Bank PLC(Æ)
2017 Warrants	48,013		635
HSBC Bank PLC(Æ)
2018 Warrants	49,376		422
HSBC Bank PLC(Æ)
2020 Warrants	131,618		1,577

Total Warrants & Rights
(cost $2,565)			2,634

Short-Term Investments - 6.0%
United States - 6.0%
U. S. Cash Management Fund	59,975,201	(8)	59,981
Total Short-Term Investments
(cost $59,983)			59,981

Total Investments 97.4%
(identified cost $794,618)			967,891

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 115

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures	1,263	EUR	43,536	09/17	(934)
MSCI Emerging Markets Mini Index Futures	635	USD	51,680	09/17	1,263
TOPIX Index Futures	305	JPY	4,939,474	09/17	354
Short Positions
FTSE 100 Index Futures	310	GBP	22,661	09/17	477
Hang Seng Index Futures	86	HKD	117,080	08/17	(218)
MSCI Emerging Markets Mini Index Futures	373	USD	19,853	09/17	(941)
S&P 500 E-Mini Index Futures	260	USD	32,084	09/17	(484)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(483)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	103	JPY	11,454	08/01/17	1
Bank of America	USD	26	JPY	2,868	08/02/17	—
Bank of America	USD	27	JPY	3,033	08/03/17	—
Bank of America	CHF	1,000	USD	1,043	09/20/17	6
Bank of America	DKK	2,000	USD	310	09/20/17	(10)
Bank of America	EUR	500	USD	572	09/20/17	(21)
Bank of America	JPY	40,000	USD	354	09/20/17	(9)
Bank of Montreal	USD	1,358	AUD	1,785	09/20/17	69
Bank of Montreal	USD	2,867	AUD	3,768	09/20/17	146
Bank of Montreal	USD	1,739	CAD	2,292	09/20/17	100
Bank of Montreal	USD	4,377	CAD	5,768	09/20/17	252
Bank of Montreal	USD	1,219	EUR	1,076	09/20/17	58
Bank of Montreal	USD	5,599	EUR	4,940	09/20/17	265
Bank of Montreal	USD	864	GBP	673	09/20/17	25
Bank of Montreal	USD	514	HKD	4,000	09/20/17	(1)
Bank of Montreal	USD	7,164	JPY	778,328	09/20/17	(88)
Bank of Montreal	CHF	4,944	USD	5,150	09/20/17	22
Bank of Montreal	DKK	6,200	USD	945	09/20/17	(44)
Bank of Montreal	GBP	1,000	USD	1,276	09/20/17	(46)
Bank of Montreal	GBP	3,902	USD	5,009	09/20/17	(147)
Bank of Montreal	JPY	174,308	USD	1,604	09/20/17	20
Bank of Montreal	NOK	6,510	USD	779	09/20/17	(49)
Bank of Montreal	NZD	736	USD	537	09/20/17	(16)
Bank of Montreal	SEK	1,470	USD	171	09/20/17	(12)
Brown Brothers Harriman	USD	8,701	AUD	11,000	09/20/17	94
Brown Brothers Harriman	USD	8,778	CAD	11,000	09/20/17	51
Brown Brothers Harriman	USD	3,193	EUR	2,800	09/20/17	130
Brown Brothers Harriman	USD	17,567	EUR	15,000	09/20/17	235
Brown Brothers Harriman	USD	130	GBP	100	09/20/17	2
Brown Brothers Harriman	USD	5,208	GBP	4,000	09/20/17	79
Brown Brothers Harriman	USD	11,546	HKD	90,000	09/20/17	(8)
Brown Brothers Harriman	USD	361	JPY	40,000	09/20/17	3
Brown Brothers Harriman	USD	885	JPY	100,000	09/20/17	24
Brown Brothers Harriman	USD	6,315	JPY	700,000	09/20/17	48
Brown Brothers Harriman	USD	895	SEK	7,350	09/20/17	18
Brown Brothers Harriman	AUD	8,924	USD	7,059	09/20/17	(76)
Brown Brothers Harriman	CAD	11,460	USD	9,145	09/20/17	(53)
Brown Brothers Harriman	CHF	10,000	USD	10,609	09/20/17	236
Brown Brothers Harriman	EUR	10,000	USD	11,712	09/20/17	(157)

See accompanying notes which are an integral part of this quarterly report.

116 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	HKD	110,000	USD	14,111	09/20/17	9
Brown Brothers Harriman	NOK	60,000	USD	7,478	09/20/17	(161)
Royal Bank of Canada	USD	1,360	AUD	1,785	09/20/17	67
Royal Bank of Canada	USD	2,870	AUD	3,768	09/20/17	142
Royal Bank of Canada	USD	1,741	CAD	2,292	09/20/17	98
Royal Bank of Canada	USD	4,383	CAD	5,768	09/20/17	247
Royal Bank of Canada	USD	1,219	EUR	1,076	09/20/17	58
Royal Bank of Canada	USD	5,597	EUR	4,940	09/20/17	267
Royal Bank of Canada	USD	864	GBP	673	09/20/17	26
Royal Bank of Canada	USD	514	HKD	4,000	09/20/17	(1)
Royal Bank of Canada	USD	7,153	JPY	778,328	09/20/17	(77)
Royal Bank of Canada	CHF	4,944	USD	5,150	09/20/17	22
Royal Bank of Canada	DKK	6,200	USD	945	09/20/17	(45)
Royal Bank of Canada	GBP	3,902	USD	5,008	09/20/17	(149)
Royal Bank of Canada	JPY	174,308	USD	1,602	09/20/17	17
Royal Bank of Canada	NOK	6,510	USD	779	09/20/17	(49)
Royal Bank of Canada	NZD	736	USD	536	09/20/17	(16)
Royal Bank of Canada	SEK	1,470	USD	171	09/20/17	(12)
Standard Chartered	USD	1,359	AUD	1,785	09/20/17	68
Standard Chartered	USD	2,869	AUD	3,768	09/20/17	144
Standard Chartered	USD	1,742	CAD	2,292	09/20/17	98
Standard Chartered	USD	4,384	CAD	5,768	09/20/17	246
Standard Chartered	USD	1,219	EUR	1,076	09/20/17	59
Standard Chartered	USD	5,595	EUR	4,940	09/20/17	268
Standard Chartered	USD	864	GBP	673	09/20/17	26
Standard Chartered	USD	514	HKD	4,000	09/20/17	(1)
Standard Chartered	USD	7,148	JPY	778,328	09/20/17	(73)
Standard Chartered	CHF	4,944	USD	5,149	09/20/17	21
Standard Chartered	DKK	6,200	USD	945	09/20/17	(45)
Standard Chartered	GBP	3,902	USD	5,007	09/20/17	(149)
Standard Chartered	JPY	174,308	USD	1,601	09/20/17	16
Standard Chartered	NOK	6,510	USD	779	09/20/17	(50)
Standard Chartered	NZD	736	USD	536	09/20/17	(16)
Standard Chartered	SEK	1,470	USD	171	09/20/17	(12)
State Street	USD	1,360	AUD	1,785	09/20/17	67
State Street	USD	2,871	AUD	3,768	09/20/17	142
State Street	USD	1,741	CAD	2,292	09/20/17	98
State Street	USD	4,382	CAD	5,768	09/20/17	247
State Street	USD	1,221	EUR	1,076	09/20/17	56
State Street	USD	5,605	EUR	4,940	09/20/17	260
State Street	USD	864	GBP	673	09/20/17	26
State Street	USD	192	HKD	1,500	09/20/17	—
State Street	USD	514	HKD	4,000	09/20/17	(1)
State Street	USD	7,166	JPY	778,328	09/20/17	(91)
State Street	CHF	4,944	USD	5,157	09/20/17	28
State Street	DKK	6,200	USD	946	09/20/17	(43)
State Street	GBP	3,902	USD	5,006	09/20/17	(150)
State Street	JPY	174,308	USD	1,605	09/20/17	20
State Street	NOK	6,510	USD	781	09/20/17	(48)
State Street	NZD	736	USD	537	09/20/17	(16)
State Street	SEK	1,470	USD	171	09/20/17	(11)
UBS	USD	1,359	AUD	1,785	09/20/17	68
UBS	USD	2,869	AUD	3,768	09/20/17	143
UBS	USD	1,742	CAD	2,292	09/20/17	98
UBS	USD	4,383	CAD	5,768	09/20/17	246
UBS	USD	1,219	EUR	1,076	09/20/17	58
UBS	USD	5,598	EUR	4,940	09/20/17	265
UBS	USD	863	GBP	673	09/20/17	26

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 117

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	USD	514	HKD	4,000	09/20/17	(1)
UBS	USD	7,154	JPY	778,328	09/20/17	(79)
UBS	CHF	4,944	USD	5,147	09/20/17	18
UBS	DKK	6,200	USD	946	09/20/17	(44)
UBS	GBP	3,902	USD	5,005	09/20/17	(151)
UBS	JPY	174,308	USD	1,602	09/20/17	18
UBS	NOK	6,510	USD	781	09/20/17	(48)
UBS	NZD	736	USD	537	09/20/17	(15)
UBS	SEK	1,470	USD	171	09/20/17	(11)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						3,365

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Argentina	$3,346	$—	$—	$—	$3,346
Australia	—	15,698	—	—	15,698
Austria	—	1,069	—	—	1,069
Belgium	—	5,353	—	—	5,353
Bermuda	264	867	—	—	1,131
Brazil	24,244	—	—	—	24,244
Canada	32,045	—	—	—	32,045
Cayman Islands	5,624	9,921	—	—	15,545
Chile	1,485	—	—	—	1,485
China	17,159	30,982	—	—	48,141
Curacao	—	69	—	—	69
Denmark	—	12,629	—	—	12,629
Egypt	—	1,257	—	—	1,257
Finland	—	2,487	—	—	2,487
France	—	68,132	—	—	68,132
Germany	—	35,786	—	—	35,786
Greece	—	2,159	—	—	2,159
Hong Kong	6,936	22,506	—	—	29,442
Hungary	—	2,262	—	—	2,262
India	9,744	12,932	—	—	22,676
Indonesia	—	3,149	—	—	3,149
Ireland	3,869	474	—	—	4,343
Israel	—	1,523	—	—	1,523
Italy	—	13,856	—	—	13,856
Japan	—	103,892	—	—	103,892
Jersey	—	2,454	—	—	2,454
Kazakhstan	239	—	—	—	239
Luxembourg	810	1,824	—	—	2,634
Malaysia	—	662	—	—	662
Mexico	15,764	—	—	—	15,764

See accompanying notes which are an integral part of this quarterly report.

118 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Netherlands	4,614	17,818	—	—	22,432
New Zealand	—	162	—	—	162
Norway	—	4,397	—	—	4,397
Peru	1,402	—	—	—	1,402
Philippines	—	1,089	—	—	1,089
Poland	—	2,764	—	—	2,764
Portugal	—	774	—	—	774
Russia	451	13,606	—	—	14,057
Singapore	—	9,129	—	—	9,129
South Africa	—	2,875	—	—	2,875
South Korea	3,939	58,076	—	—	62,015
Spain	—	8,628	—	—	8,628
Sweden	154	15,213	—	—	15,367
Switzerland	1,297	77,375	—	—	78,672
Taiwan	12,177	18,994	—	—	31,171
Thailand	—	2,650	—	—	2,650
Turkey	477	4,828	—	—	5,305
United Arab Emirates	—	2,874	—	—	2,874
United Kingdom	2,941	136,458	—	—	139,399
United States	11,872	2,288	—	—	14,160
Virgin Islands, British	683	282	—	—	965
Preferred Stocks	454	11,063	—	—	11,517
Warrants & Rights	—	2,634	—	—	2,634
Short-Term Investments	—	—	—	59,981	59,981
Total Investments	161,990	745,920	—	59,981	967,891

Other Financial Instruments
Assets
Futures Contracts	2,094	—	—	—	2,094
Foreign Currency Exchange Contracts	1	5,666	—	—	5,667
Liabilities
Futures Contracts	(2,577)	—	—	—	(2,577)
Foreign Currency Exchange Contracts	—	(2,302)	—	—	(2,302)
Total Other Financial Instruments*	$(482)	$3,364	$—	$—	$2,882

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

Amounts in thousands

See accompanying notes which are an integral part of this quarterly report.

Tax-Managed International Equity Fund 119

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Fair Value
Sector Exposure	$
Consumer Discretionary	119,380
Consumer Staples	73,922
Energy	54,922
Financial Services	207,635
Health Care	67,353
Materials and Processing	83,453
Producer Durables	128,994
Technology	115,655
Utilities	53,962
Warrants and Rights	2,634
Short-Term Investments	59,981
Total Investments	967,891

See accompanying notes which are an integral part of this quarterly report.

120 Tax-Managed International Equity Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Long-Term Fixed Income Investments - 84.9%				5.000% due 01/14/26	EUR	1,000	1,301
Argentina - 1.5%							2,785
Argentina Government International
Bond				Brazil - 2.2%
Series POM				Banco do Brasil SA
26.250% due 06/21/20 (Ê)	ARS	31,780	1,902	Series REGS
Argentine Bonos del Tesoro				9.250% due 10/29/49 (ƒ)		890	931
15.500% due 10/17/26	ARS	26,210	1,719	Brazil Letras do Tesouro Nacional
Argentine Republic Government				Series LTN
International Bond				9.309% due 01/01/19	BRL	17,300	4,972
7.820% due 12/31/33	EUR	4,679	5,762	11.363% due 01/01/20	BRL	32,780	8,596
12.169% due 12/15/35 (Ê)	EUR	60,000	6,476	Brazil Notas do Tesouro Nacional
Series WI				Series NTNB
7.500% due 04/22/26		3,136	3,370	6.000% due 05/15/35	BRL	790	834
7.125% due 07/06/36		1,000	988	6.000% due 08/15/50	BRL	2,100	2,286
7.625% due 04/22/46		1,268	1,304	Series NTNF
Provincia de Buenos Aires/Argentina				10.000% due 01/01/21	BRL	12,920	4,279
7.875% due 06/15/27 (Þ)		300	306	10.000% due 01/01/23	BRL	13,550	4,443
Republic of Aregentina Governemnt				10.000% due 01/01/25	BRL	8,060	2,629
International Bond				10.000% due 01/01/27	BRL	3,600	1,169
21.200% due 09/19/18	ARS	1,560	96	Caixa Economica Federal
22.620% due 03/11/19 (Ê)	ARS	770	44	Series REGS
YPF SA				7.250% due 07/23/24		1,055	1,073
8.750% due 04/04/24 (Þ)		2,000	2,244	Letra Tesouro Nacional Bills
Series REGS				Series LTN
8.500% due 07/28/25		810	901	42.483% due 07/01/20	BRL	17,570	4,385
			25,112	Vale SA
Australia - 0.4%				5.625% due 09/11/42		1,600	1,580
Australia & New Zealand Banking				Votorantim Cimentos SA
Group, Ltd.				Series REGS
1.949% due 09/23/19 (Ê)(Þ)		1,250	1,258	3.500% due 07/13/22	EUR	800	952
1.678% due 08/19/20 (Ê)(Þ)		1,000	1,002				38,129
National Australia Bank , Ltd.				Canada - 2.4%
1.452% due 05/14/19 (Ê)(Þ)		1,250	1,249	ATS Automation Tooling Systems, Inc.
1.911% due 12/09/19 (Ê)(Þ)		250	252	6.500% due 06/15/23 (Þ)		2,000	2,105
1.682% due 05/22/20 (Ê)(Þ)		2,700	2,708	Bank of Montreal
			6,469	1.510% due 08/16/18 (Ê)(~)		1,800	1,800
Austria - 0.2%				Series MTN
Raiffeisen Bank International AG				1.954% due 07/18/19 (Ê)		1,100	1,109
6.000% due 10/16/23	EUR	1,700	2,375	CNOOC Nexen Finance 2014 ULC
6.125% due 12/31/99 (ƒ)	EUR	800	962	4.875% due 04/30/44		205	224
				First Quantum Minerals, Ltd.
RZB Finance Jersey IV, Ltd.				7.250% due 05/15/22 (Þ)		450	467
1.621% due 05/29/49 (ƒ)	EUR	400	460
				7.250% due 04/01/23 (Þ)		580	598
			3,797	Garda World Security Corp. Term Loan B
Azerbaijan - 0.2%				7.250% due 05/24/24 (Ê)		209	212
International Bank of Azerbaijan				GFL Environmental, Inc.
5.625% due 06/11/19		1,150	937	5.625% due 05/01/22 (Þ)		102	105
State Oil Co. of the Azerbaijan Republic				Jupiter Resources, Inc.
Series EMTN				8.500% due 10/01/22 (Þ)		3,960	2,812
4.750% due 03/13/23		2,000	1,972	Kinross Gold Corp.
			2,909	5.950% due 03/15/24		2,225	2,425
Bahrain - 0.1%				4.500% due 07/15/27 (Þ)		2,997	2,986
Bahrain Government International Bond				MacDonald Detwiler & Associates, Ltd.
7.000% due 01/26/26 (Þ)		2,000	2,121	Term Loan B
				0.000% due 07/06/24 (Ê)(v)		250	250
Belgium - 0.2%				MEG Energy Corp.
Belfius Bank SA				6.375% due 01/30/23 (Þ)		1,160	972
Series EMTN				7.000% due 03/31/24 (Þ)		4,610	3,792
5.348% due 12/31/99 (ƒ)	EUR	800	796	Mercer International, Inc.
BNP Paribas Fortis SA				6.500% due 02/01/24 (Þ)		2,770	2,902
1.671% due 12/29/49	EUR	750	688	National Bank of Canada
Ethias SA				1.750% due 05/08/19 (~)		1,500	1,498

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 121

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Open Text Corp.				Corp. Nacional del Cobre de Chile
5.875% due 06/01/26 (Þ)		297	322	4.875% due 11/04/44 (Þ)		3,375	3,588
Parq Holdings, LP Term Loan				Empresa de Transporte de Pasajeros
8.726% due 12/17/20 (Ê)		4,230	4,208	Metro SA
Province of Ontario Canada				Series REGS
1.650% due 09/27/19		600	599	5.000% due 01/25/47		968	1,051
Province of Quebec Canada							8,537
Series MTN				China - 0.1%
1.448% due 09/04/18 (Ê)		450	451	China Evergrande Group
Royal Bank of Canada				8.750% due 06/28/25		596	595
Series GMTN				Country Garden Holdings Co. , Ltd.
2.150% due 03/15/19		2,000	2,015	Series REGS
Teck Resources, Ltd.				7.250% due 04/04/21		300	312
3.750% due 02/01/23		1,175	1,185	Greenland Global Investment, Ltd.
6.125% due 10/01/35		1,300	1,410	4.375% due 07/03/19		406	403
6.000% due 08/15/40		455	485				1,310
Teine Energy, Ltd.				Colombia - 1.3%
6.875% due 09/30/22 (Þ)		3,270	3,311	Colombia Government International
Toronto-Dominion Bank				Bond
Series MTN				7.750% due 04/14/21	COP	4,905,000	1,754
2.153% due 01/22/19 (Ê)		1,150	1,162	3.875% due 04/25/27		300	304
Veresen Midstream, Ltd. Term Loan B2				9.850% due 06/28/27	COP	2,077,000	875
4.734% due 03/31/22 (Ê)		990	995	10.375% due 01/28/33		514	790
Yonkers Racing Corp. Term Loan B				7.375% due 09/18/37		3,000	3,891
0.000% due 05/24/24 (Ê)(v)		500	501	6.125% due 01/18/41		600	697
			40,901	5.000% due 06/15/45		500	507
Cayman Islands - 0.5%				Colombian TES
Emirates NBD Tier 1, Ltd.				Series B
5.750% due 05/29/49 (ƒ)		712	730	10.000% due 07/24/24	COP	4,054,000	1,622
Golub Capital Partners CLO, Ltd.				7.500% due 08/26/26	COP	2,759,000	966
Series 2017-19RA Class D				6.000% due 04/28/28	COP	14,023,000	4,364
0.488% due 07/26/29 (Ê)(Þ)		616	581	Colombian Titulos de Tesoreria
Harbourview CLO VII, Ltd.				Series B
Series 2014-7A Class E				11.000% due 07/24/20	COP	8,365,000	3,184
6.039% due 11/18/26 (Ê)(Þ)		946	890	7.000% due 05/04/22	COP	5,921,000	2,042
Lamar Funding, Ltd.				Ecopetrol SA
Series REGS				5.875% due 09/18/23		300	330
3.958% due 05/07/25		1,090	1,025	7.375% due 09/18/43		860	947
MidOcean Credit CLO III							22,273
Series 2014-3A Class E				Costa Rica - 0.4%
5.947% due 07/21/26 (Ê)(Þ)		830	791
				Banco Nacional de Costa Rica
Noble Holding International, Ltd.				Series REGS
7.700% due 04/01/25		460	354	6.250% due 11/01/23		335	351
5.250% due 03/15/42		1,135	658	Costa Rica Government International
8.700% due 04/01/45		775	577	Bond
Saudi Electricity Global Sukuk Co.				4.375% due 04/30/25 (Þ)		2,044	1,967
Series REGS				7.000% due 04/04/44 (Þ)		3,000	3,143
5.500% due 04/08/44		650	700	Series REGS
TIAA CLO I, Ltd.				4.250% due 01/26/23		1,000	980
Series 2016-1A Class E1				Instituto Costarricense de Electricidad
8.736% due 07/20/28 (Ê)(Þ)		683	688	Series REGS
UPCB Finance IV, Ltd.				6.950% due 11/10/21		1,000	1,070
Series REGS
4.000% due 01/15/27	EUR	900	1,117				7,511
Zais CLO 5, Ltd.				Croatia - 0.4%
Series 2016-2A Class C				Croatia Government International Bond
5.216% due 10/15/28 (Ê)(Þ)		1,000	1,008	6.000% due 01/26/24 (Þ)		2,200	2,508
				Series REGS
			9,119	6.625% due 07/14/20		1,200	1,327
Chile - 0.5%				6.000% due 01/26/24		1,000	1,140
Chile Bonos de la Tesoreria				Hrvatska Elektroprivreda Dionicko
4.500% due 03/01/26	CLP	2,125,000	3,395	Drustvo
Chile Government International Bond
5.000% due 03/01/35	CLP	310,000	503

See accompanying notes which are an integral part of this quarterly report.

122 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				Nokia OYJ
5.875% due 10/23/22		925	1,012	6.625% due 05/15/39		1,000	1,160
			5,987	Teollisuuden Voima OYJ
Czech Republic - 0.4%				2.125% due 02/04/25	EUR	190	222
CEZ AS							1,382
Series REGS				France - 1.8%
5.625% due 04/03/42		383	424	AXA SA
Czech Republic Government Bond				6.211% due 12/31/49 (ƒ)	EUR	2,000	2,391
Series 76				BNP Paribas SA
1.500% due 10/29/19	CZK	22,700	1,071	6.500% due 06/29/49 (ƒ)		1,500	1,535
Czech Republic Government				4.875% due 12/29/49 (ƒ)	EUR	2,502	3,016
International Bond				6.125% due 12/29/49 (ƒ)	EUR	600	804
Series 78				BPCE SA
2.500% due 08/25/28	CZK	88,670	4,622	6.117% due 10/29/49 (ƒ)	EUR	850	1,020
			6,117	Casino Guichard Perrachon SA
Denmark - 0.3%				4.048% due 08/05/26	EUR	100	128
Danske Bank A/S				Casino Guichard-Perrachon SA
1.720% due 03/02/20 (Ê)(Þ)		1,200	1,203	5.244% due 03/09/20	EUR	1,500	2,005
4.520% due 12/29/49 (ƒ)	DKK	4,000	670	Credit Agricole SA
6.125% due 12/31/99 (ƒ)		800	863	8.200% due 03/29/49 (ƒ)	EUR	1,000	1,245
Norican A/S				6.500% due 04/29/49 (ƒ)	EUR	900	1,192
4.500% due 05/15/23	EUR	200	239	7.375% due 10/29/49 (ƒ)		1,000	1,035
Sparekassen Sjaelland-Fyn AS				Credit Logement SA
10.835% due 09/29/49 (Å)(ƒ)	DKK	1,000	170	0.819% due 03/29/49 (Ê)(ƒ)	EUR	1,250	1,244
Welltec A/S				Horizon Holdings I SAS
8.000% due 02/01/19 (Þ)		2,160	2,090	Series REGS
			5,235	7.250% due 08/01/23	EUR	950	1,201
Dominican Republic - 0.5%				La Mondiale SAM
Dominican Republic International Bond				2.369% due 10/29/49 (Å)(ƒ)	EUR	920	958
7.450% due 04/30/44 (Þ)		1,000	1,173	1.801% due 11/29/49 (Å)(ƒ)	EUR	300	309
6.850% due 01/27/45 (Þ)		4,000	4,380	Macif SA
Series REGS				1.669% due 04/29/49 (Å)(ƒ)	EUR	1,448	1,457
7.500% due 05/06/21		2,000	2,215	Natixis
			7,768	Series REGS
Ecuador - 0.1%				10.000% due 04/29/49 (ƒ)		1,854	1,961
EP Petroecuador				NEW Areva Holding SA
Series REGS				3.250% due 09/04/20	EUR	1,000	1,250
6.925% due 09/24/19 (Ê)		1,005	1,010	Series EMTN
				3.125% due 03/20/23	EUR	500	618
Egypt - 0.4%				PSA Tresorerie GIE
African Export-Import Bank				6.000% due 09/19/33	EUR	945	1,398
Series EMTN				SFR Group SA
4.125% due 06/20/24		725	719	Series REGS
Egypt Government International Bond				5.625% due 05/15/24	EUR	1,000	1,287
5.875% due 06/11/25 (Þ)		500	495	Societe Generale SA
6.875% due 04/30/40 (Þ)		6,000	5,745	6.750% due 04/07/49 (ƒ)	EUR	900	1,188
			6,959	Solvay Finance SA
El Salvador - 0.4%				4.199% due 05/29/49 (ƒ)	EUR	400	500
El Salvador Government International				5.425% due 11/29/49 (ƒ)	EUR	400	542
Bond				Total Capital International SA
6.375% due 01/18/27 (Þ)		1,500	1,358	1.617% due 06/19/19 (Ê)		500	503
Series REGS				WFS Global Holding SAS
7.375% due 12/01/19		1,000	1,010	Series REGS
7.750% due 01/24/23		2,400	2,427	9.500% due 07/15/22	EUR	1,500	1,927
5.875% due 01/30/25		1,500	1,356				30,714
7.650% due 06/15/35		498	463	Gabon - 0.0%
			6,614	Gabon Government International Bond
Ethiopia - 0.1%				6.375% due 12/12/24 (Þ)		500	488
Ethiopia International Bond
6.625% due 12/11/24 (Þ)		1,000	1,005	Georgia - 0.0%
				Georgian Railway LLC
Finland - 0.1%

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 123

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				The Hongkong and Shanghai Banking
7.750% due 07/11/22		750	823	Corp.
				Series 3H
Germany - 0.9%				1.500% due 07/29/49 (ƒ)		1,200	984
Bilfinger SE							1,810
2.375% due 12/07/19	EUR	1,000	1,228	Hungary - 0.6%
Capital Funding GmbH				Hungary Government International Bond
1.979% due 04/29/49 (ƒ)	EUR	954	869	5.750% due 11/22/23		500	576
Deutsche Postbank Funding Trust III				5.375% due 03/25/24		650	738
0.914% due 06/29/49 (ƒ)	EUR	800	812	7.625% due 03/29/41		3,250	4,930
DG Bank				Series 25/B
1.542% due 08/16/18 (Ê)(~)		1,915	1,914	5.500% due 06/24/25	HUF	868,370	4,025
Fuerstenberg Capital II GMBH				OTP Bank Nyrt
5.625% due 06/29/49	EUR	1,092	1,066	2.671% due 11/29/49 (ƒ)	EUR	142	162
HT1 Funding GmbH							10,431
1.842% due 07/29/49 (ƒ)	EUR	800	903	Indonesia - 1.6%
K+S AG				Indonesia Government International
3.000% due 06/20/22	EUR	1,300	1,641	Bond
METRO Wholesale & Food Specialist				Series REGS
AG				8.500% due 10/12/35		3,000	4,391
1.500% due 03/19/25	EUR	500	587	7.750% due 01/17/38		500	707
Norddeutsche Landesbank Girozentrale				Indonesia Government Treasury Bonds
6.000% due 06/29/20	EUR	177	227	Series FR56
Series REGS				8.375% due 09/15/26	IDR	28,970,000	2,351
6.250% due 04/10/24		800	771	Series FR64
RWE AG				6.125% due 05/15/28	IDR	7,739,000	533
3.500% due 04/21/75	EUR	340	398	Series FR68
Series EMTN				8.375% due 03/15/34	IDR	37,900,000	3,061
2.750% due 04/21/75	EUR	1,140	1,364	Series FR70
Solvay Acetow GMBH Term Loan				8.375% due 03/15/24	IDR	28,201,000	2,286
6.796% due 04/19/24 (Ê)		500	502	Series FR71
UBS Group AG				9.000% due 03/15/29	IDR	61,923,000	5,295
7.125% due 12/29/49 (ƒ)		600	643	Series FR73
Unitymedia GmbH				8.750% due 05/15/31	IDR	30,460,000	2,547
Series REGS				Series FR74
3.750% due 01/15/27	EUR	1,815	2,192	7.500% due 08/15/32	IDR	21,143,000	1,603
			15,117	Pertamina Persero PT
Ghana - 0.3%				Series REGS
Ghana Government International Bond				6.000% due 05/03/42		908	1,001
7.875% due 08/07/23 (Þ)		2,000	2,063	6.450% due 05/30/44		1,200	1,397
8.125% due 01/18/26 (Þ)		700	722	Perusahaan Listrik Negara PT
10.750% due 10/14/30 (Þ)		1,250	1,558	Series REGS
Series 2YR				5.250% due 10/24/42		2,950	2,990
22.500% due 12/10/18	GHS	470	112				28,162
21.000% due 01/07/19	GHS	3,080	722	Iraq - 0.3%
Series 5YR				Iraq International Bond
19.040% due 09/24/18	GHS	50	11	Series REGS
			5,188	5.800% due 01/15/28		4,750	4,351
Greece - 0.1%
Hellenic Republic Government Bond				Ireland - 0.8%
Series PSI				Aquarius & Investments PLC for Swiss
3.650% due 02/24/20	EUR	1,600	1,561	Reinsurance Co. , Ltd.
Honduras - 0.1%				8.250% due 09/29/49 (ƒ)		1,000	1,058
Honduras Government International				Ardagh Packaging Finance PLC/Ardagh
Bond				MP Holdings USA, Inc.
Series REGS				6.000% due 02/15/25 (Þ)		990	1,057
8.750% due 12/16/20		1,342	1,537	Series REGS
7.500% due 03/15/24		500	560	4.750% due 07/15/27	GBP	1,500	1,999
			2,097	Avolon LLC 1st Lien Term Loan
				3.977% due 03/20/22 (Ê)		375	375
Hong Kong - 0.1%				Endo, Ltd. / Endo Finance LLC / Endo
Industrial & Commercial Bank of China,
Ltd.				Finco, Inc.
4.250% due 12/29/49 (ƒ)		831	826	6.000% due 07/15/23 (Þ)		1,170	1,014

See accompanying notes which are an integral part of this quarterly report.

124 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
GPB-Financial Services, Ltd.				6.750% due 03/01/23 (Þ)		1,640	1,568
Series REGS							2,624
4.000% due 07/01/19	EUR	1,580	1,959	Japan - 0.2%
Permanent TSB PLC				SoftBank Group Corp.
8.625% due 12/31/49 (ƒ)	EUR	200	247	4.500% due 04/15/20 (Þ)		2,100	2,163
Phoenix Group Holdings				Sumitomo Mitsui Banking Corp.
5.375% due 07/06/27		500	530	1.638% due 05/15/19 (Ê)(~)		1,700	1,699
Russian Railways via RZD Capital PLC							3,862
Series REGS				Jersey - 0.3%
7.487% due 03/25/31	GBP	435	710
Vnesheconombank Via VEB Finance				Bank of Scotland Capital Funding LP
PLC				Series REGs
Series REGS				7.754% due 03/29/49 (ƒ)	GBP	190	290
6.902% due 07/09/20		1,500	1,625	CPUK Finance, Ltd.
6.025% due 07/05/22		2,500	2,668	Series REGS
				4.875% due 08/28/25	GBP	1,500	2,003
VTB Bank				DZ Bank Perpetual Funding Issuer
Series REGS				(Jersey), Ltd.
9.500% due 12/31/49 (ƒ)		845	938	0.471% due 12/31/99 (ƒ)	EUR	400	384
			14,180	HBOS Sterling Finance Jersey, LP
Italy - 1.4%				7.881% due 12/29/49 (ƒ)	GBP	900	1,670
Assicurazioni Generali SpA				Main Capital Funding II, LP
7.750% due 12/12/42	EUR	800	1,213	5.750% due 12/29/49 (ƒ)	EUR	800	984
5.000% due 06/08/48	EUR	600	801				5,331
Banca Farmafactoring SpA				Kazakhstan - 0.4%
5.875% due 03/02/27	EUR	300	359	Kazkommertsbank
Banca Monte dei Paschi di Siena SpA				Series REGS
3.625% due 04/01/19	EUR	400	491	5.500% due 12/21/22		980	956
Banca Popolare di Milano Scarl				KazMunayGas National Co. JSC
7.125% due 03/01/21	EUR	1,950	2,524	6.000% due 11/07/44 (Þ)		3,000	2,748
Banca Popolare di Vicenza				Series REGS
Series EMTN				5.750% due 04/30/43		2,000	1,974
2.750% due 03/20/20	EUR	1,000	1,254	6.000% due 11/07/44		1,000	916
BPER Banca SpA
5.125% due 05/31/27	EUR	410	508				6,594
Credito Emiliano SpA				Kenya - 0.2%
3.625% due 07/10/27	EUR	666	795	Kenya Government International Bond
Iccrea Banca SpA				5.875% due 06/24/19 (Þ)		2,000	2,052
1.875% due 11/25/19	EUR	1,000	1,214	Series REGS
Intesa Sanpaolo SpA				6.875% due 06/24/24		1,000	1,020
6.625% due 09/13/23	EUR	950	1,401				3,072
5.017% due 06/26/24 (Þ)		1,300	1,327	Lebanon - 0.3%
8.047% due 06/29/49 (ƒ)	EUR	300	376	Lebanon Government International Bond
7.750% due 07/29/49 (ƒ)	EUR	500	675	Series GMTN
7.000% due 12/29/49 (ƒ)	EUR	800	1,028	6.375% due 03/09/20		1,850	1,880
Intesa Sanpaolo Vita SpA				Series REGS
4.750% due 12/31/49 (ƒ)	EUR	800	1,023	8.250% due 04/12/21		3,000	3,217
Leonardo SpA							5,097
5.250% due 01/21/22	EUR	1,400	1,966	Luxembourg – 3.9%
Telecom Italia SpA				Accudyne Industries Borrower /
5.875% due 05/19/23	GBP	850	1,315	Accudyne Industries LLC
				7.750% due 12/15/20 (Þ)		9,460	9,833
5.250% due 03/17/55	EUR	200	270	AI Mistral Luxembourg Subco Sarl Term
UniCredit SpA				Loan B
6.950% due 10/31/22	EUR	1,660	2,405	4.234% due 03/09/24 (Ê)		998	994
4.375% due 01/03/27	EUR	400	509	Altice Financing SA
6.750% due 12/29/49 (ƒ)	EUR	400	495	7.500% due 05/15/26 (Þ)		285	316
UnipolSai SpA				Altice Finco SA
5.750% due 12/31/49 (ƒ)	EUR	1,000	1,241	7.625% due 02/15/25 (Þ)		750	804
			23,190	Altice Luxembourg SA
Jamaica - 0.2%				Series REGS
Digicel Group, Ltd.				6.250% due 02/15/25	EUR	1,000	1,298
7.125% due 04/01/22 (Þ)		1,190	1,056	ArcelorMittal
Digicel, Ltd.				6.750% due 02/25/22		1,650	1,860

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 125

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
7.500% due 10/15/39		975	1,150	8.125% due 12/29/49 (ƒ)	EUR	1,650	2,193
7.250% due 03/01/41		650	751	Venator Materials PLC
Auris Luxembourg II SA				5.750% due 07/15/25 (Þ)		1,149	1,181
Series REGS				VTB Bank OJSC Via VTB Capital SA
8.000% due 01/15/23	EUR	1,515	1,918	Series REGS
Cabot Financial (Luxembourg) SA				6.950% due 10/17/22		450	487
Series REGS				Wind Acquisition Finance SA
7.500% due 10/01/23	GBP	500	716	7.375% due 04/23/21 (Þ)		2,500	2,603
Camelot Finance SA							66,769
7.875% due 10/15/24 (Þ)		1,210	1,316	Macao - 0.0%
Coveris Holdings SA				Industrial & Commercial Bank of China,
7.875% due 11/01/19 (Þ)		5,240	5,188	Ltd.
Delta 2 Lux Sarl 2nd Lien Term Loan				3.875% due 09/10/24		715	728
8.068% due 07/29/22 (Ê)		75	75
Delta 2 Lux Sarl Term Loan B3				Malaysia - 1.0%
4.568% due 07/30/21 (Ê)		1,750	1,759	1MDB Global Investments, Ltd.
Evergreen Skills Lux Sarl 1st Lien Term				Series REGS
Loan				4.400% due 03/09/23		4,500	4,181
0.000% due 04/28/21 (Ê)(v)		6,091	5,714	Malaysia Government International Bond
Evergreen Skills Lux Sarl 2nd Lien Term				Series 0111
Loan				4.160% due 07/15/21	MYR	7,760	1,841
0.000% due 04/28/22 (Ê)(v)		4,800	3,944	Series 0114
Garfunkelux Holdco 3 SA				4.181% due 07/15/24	MYR	3,380	798
Series REGS				Series 0115
8.500% due 11/01/22	GBP	2,450	3,475	3.955% due 09/15/25	MYR	6,160	1,425
Gazprom OAO Via Gaz Capital SA				Series 0310
9.250% due 04/23/19 (Þ)		1,000	1,103	4.498% due 04/15/30	MYR	6,215	1,469
Series REGS				Series 0311
9.250% due 04/23/19		1,250	1,379	4.392% due 04/15/26	MYR	2,900	690
6.510% due 03/07/22		1,000	1,105	Series 0313
8.625% due 04/28/34		2,000	2,670	3.480% due 03/15/23	MYR	690	158
7.288% due 08/16/37		1,000	1,182	Series 0314
Mallinckrodt International Finance SA				4.048% due 09/30/21	MYR	12,419	2,934
5.750% due 08/01/22 (Þ)		480	469	Series 0414
4.750% due 04/15/23		1,100	973	3.654% due 10/31/19	MYR	9,400	2,203
Monitchem Holdco 2 SA				Series 0415
Series REGS				4.254% due 05/31/35	MYR	3,480	787
6.875% due 06/15/22	EUR	1,255	1,484	Series 0416
Russian Agricultural Bank OJSC Via				3.620% due 11/30/21	MYR	4,470	1,036
RSHB Capital SA							17,522
Series REGS				Mexico – 3.2%
8.500% due 10/16/23		875	1,006
				America Movil SAB de CV
SIG Combibloc Holdings SCA				6.000% due 06/09/19	MXN	5,210	283
7.750% due 02/15/23 (Þ)	EUR	700	879
				Comision Federal de Electricidad
Swissport Investments SA				Series REGS
Series REGS				5.750% due 02/14/42		1,050	1,080
9.750% due 12/15/22	EUR	600	777
				Mexican Bonos
Takko Luxembourg 2 SCA				Series M 10
Series REGS				8.500% due 12/13/18	MXN	35,000	2,006
6.669% due 04/15/19 (Ê)	EUR	150	170
				Series M 20
9.875% due 04/15/19	EUR	800	928	10.000% due 12/05/24	MXN	77,925	5,184
Telecom Italia Capital SA				7.500% due 06/03/27	MXN	46,906	2,755
7.200% due 07/18/36		780	953
				Series M 30
7.721% due 06/04/38		810	1,034	10.000% due 11/20/36	MXN	60,935	4,451
Telecom Italia Finance SA				Series M
7.750% due 01/24/33	EUR	570	1,002	5.000% due 12/11/19	MXN	78,322	4,235
Telenet Finance VI Luxembourg SCA				6.500% due 06/10/21	MXN	14,600	814
Series REGS
4.875% due 07/15/27	EUR	500	648	6.500% due 06/09/22	MXN	29,800	1,657
Travelport Finance (Luxembourg) Sarl				5.750% due 03/05/26	MXN	34,860	1,819
1st Lien Term Loan C				7.750% due 05/29/31	MXN	12,344	738
4.432% due 09/02/21 (Ê)		1,431	1,432	7.750% due 11/13/42	MXN	63,900	3,823
UniCredit International Bank				Mexico Government International Bond
Luxembourg SA

See accompanying notes which are an integral part of this quarterly report.

126 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series GMTN				Series REGS
5.750% due 10/12/10		8,000	8,436	7.875% due 06/29/37		1,500	1,974
Petroleos Mexicanos				Marfrig Holdings Europe BV
3.500% due 01/30/23		1,500	1,470	Series REGS
6.625% due 06/15/38		4,000	4,160	6.875% due 06/24/19		2,000	2,060
6.500% due 06/02/41		5,650	5,805	Maxeda DIY Holdings BV
5.500% due 06/27/44		2,000	1,835	Series REGS
5.625% due 01/23/46		1,000	922	6.125% due 07/15/22	EUR	400	486
Series 14-2				NIBC Bank NV
7.470% due 11/12/26	MXN	5,330	267	7.625% due 10/29/49 (ƒ)		1,000	1,025
Series WI				Petrobras Global Finance BV
6.750% due 09/21/47		2,120	2,232	4.375% due 05/20/23		900	872
			53,972	4.750% due 01/14/25	EUR	1,880	2,336
Mongolia - 0.3%				6.250% due 12/14/26	GBP	1,000	1,359
Mongolia Government International				6.875% due 01/20/40		4,728	4,598
Bond				6.850% due 06/05/15		5,600	5,131
10.875% due 04/06/21 (Þ)		1,850	2,143	Playa Hotels Resorts BV Term Loan B
5.125% due 12/05/22 (Þ)		300	288	4.320% due 04/07/24 (Ê)		500	502
Series REGS				Republic of Angola Via Northern Lights
5.125% due 12/05/22		905	869	III BV
Trade and Development Bank of				Series REGS
Mongolia LLC				7.000% due 08/17/19		422	437
Series REGS				Srlev NV
9.375% due 05/19/20		895	964	9.000% due 04/15/41	EUR	1,040	1,449
			4,264	Stichting AK Rabobank Certificaten
Morocco - 0.1%				6.500% due 12/29/49	EUR	950	1,337
Morocco Government International Bond				Ziggo Bond Finance BV
5.500% due 12/11/42 (Þ)		1,250	1,392	Series REGS
OCP SA				4.625% due 01/15/25	EUR	850	1,067
Series REGS							35,301
4.500% due 10/22/25		951	960	Nigeria - 0.1%
			2,352	Nigeria Government International Bond
Mozambique - 0.0%				Series REGS
Mozambique International Bond				6.750% due 01/28/21		1,000	1,068

10.500% due 01/18/23 (Þ)		1,033	788	Norway - 0.0%
Netherlands - 2.1%				Storebrand Livsforsikring Group
ABN AMRO Bank NV				6.875% due 04/04/43	EUR	400	579
5.750% due 12/29/49 (ƒ)	EUR	600	767
Achmea BV				Pakistan - 0.3%
6.000% due 11/29/49 (ƒ)	EUR	1,000	1,233	Pakistan Government International Bond
				Series REGS
Aegon NV				7.875% due 03/31/36		4,700	4,819
5.185% due 10/29/49 (ƒ)	NLG	1,000	452

Alpha 3 B. V. Term Loan B1				Panama - 0.4%
4.296% due 01/31/24 (Ê)		625	630
AP NMT Acquisition BV 1st Lien Term				Panama Government International Bond
Loan				9.375% due 04/01/29		4,500	6,705

7.049% due 08/13/21 (Ê)		973	904	Paraguay - 0.1%
Atradius Finance BV				Paraguay Government International
5.250% due 09/23/44	EUR	500	636	Bond
Constellium NV				6.100% due 08/11/44 (Þ)		1,551	1,741
Series REGS
7.000% due 01/15/23	EUR	1,150	1,439	Peru – 0.9%
Delta Lloyd NV				Consorcio Transmantaro SA
4.375% due 06/29/49 (ƒ)	EUR	1,900	2,401	Series REGS
Diamond (BC) BV Term Loan				4.375% due 05/07/23		910	945
0.000% due 07/12/24 (Ê)(v)		560	560	Corp. Financiera de Desarrollo SA
ING Groep NV				Series REGS
6.500% due 12/29/49 (ƒ)		600	648	4.750% due 07/15/25		335	359
Kazakhstan Temir Zholy Finance BV				Fondo Mivivienda SA
Series REGS				7.000% due 02/14/24 (Þ)	PEN	4,550	1,492
6.950% due 07/10/42		925	998	Peruvian Government International Bond
Majapahit Holding BV				6.350% due 08/12/28 (Þ)	PEN	5,526	1,809

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 127

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
8.750% due 11/21/33		3,000	4,643	Series 6218
Series REGS				8.500% due 09/17/31	RUB	110,290	1,956
6.950% due 08/12/31	PEN	4,330	1,476	Series 6219
6.900% due 08/12/37	PEN	12,750	4,308	7.750% due 09/16/26	RUB	260,860	4,367
			15,032	Russian Federation International Bond
Philippines - 0.2%				5.250% due 06/23/47 (Þ)		1,000	1,009
Philippine Government International				Series REGS
Bond				7.500% due 03/31/30		758	909
4.950% due 01/15/21	PHP	34,000	691				17,931
9.500% due 02/02/30		1,200	1,934	Serbia - 0.2%
6.250% due 01/14/36	PHP	20,000	446	Serbia Government International Bond
Power Sector Assets & Liabilities				Series REGS
Management Corp.				5.875% due 12/03/18		1,400	1,465
Series REGS				7.250% due 09/28/21		2,000	2,319
7.390% due 12/02/24		810	1,041				3,784
			4,112	Singapore - 0.0%
Poland - 1.2%				ONGC Videsh Vankorneft Pte, Ltd.
Poland Government International Bond				3.750% due 07/27/26		200	199
3.000% due 03/17/23		1,000	1,017	UniCredit SpA
Series 0725				5.500% due 07/30/23	SGD	635	456
3.250% due 07/25/25	PLN	21,060	5,883				655
Series 0922				Slovenia - 0.0%
5.750% due 09/23/22	PLN	8,005	2,545	Slovenia Government International Bond
Series 1018				Series REGS
1.843% due 10/25/18	PLN	15,450	4,211	5.850% due 05/10/23		500	584
Series 1020
5.250% due 10/25/20	PLN	11,380	3,465	South Africa - 1.4%
Republic of Poland Government				Eskom Holdings SOC, Ltd.
International Bond				Series REGS
4.000% due 01/22/24		650	695	5.750% due 01/26/21		2,800	2,816
Series 0420				Republic of South Africa Government
1.500% due 04/25/20	PLN	11,600	3,180	International Bond
			20,996	Series 2023
Portugal - 0.0%				7.750% due 02/28/23	ZAR	51,660	3,884
GNB - Companhia de Seguros de Vida				Series 2032
SA				8.250% due 03/31/32	ZAR	93,100	6,427
1.871% due 12/19/22 (Å)(Ê)	EUR	200	142	Series 2037
3.171% due 12/29/49 (Å)(ƒ)	EUR	130	62	8.500% due 01/31/37	ZAR	3,500	238
			204	Series 2048
Qatar - 0.0%				8.750% due 02/28/48	ZAR	28,290	1,916
Nakilat, Inc.				Series R186
Series REGS				10.500% due 12/21/26	ZAR	95,220	8,089
6.067% due 12/31/33		613	711	Transnet SOC, Ltd.
				Series REGS
Romania - 0.3%				4.000% due 07/26/22		880	860
Romania Government International Bond							24,230
Series 5Y				Spain - 0.4%
3.250% due 03/22/21	RON	5,680	1,523	Banco de Credito Social Cooperativo SA
Series 10YR				7.750% due 06/07/27	EUR	600	646
5.950% due 06/11/21	RON	8,080	2,376	Banco Popular Espanol SA
Series REGS				11.500% due 10/29/49 (ƒ)	EUR	200	2
6.750% due 02/07/22		1,000	1,160	Banco Santander SA
			5,059	6.250% due 03/12/49 (ƒ)	EUR	800	987
Russia - 1.1%				Bankia SA
Russia Government International Bond				6.000% due 12/31/99 (ƒ)	EUR	1,000	1,200
Series 6211				Bankinter SA
7.000% due 01/25/23	RUB	163,918	2,632	6.375% due 09/11/19	EUR	650	862
Series 6212				CaixaBank SA
7.050% due 01/19/28	RUB	155,640	2,476	6.750% due 12/31/99 (ƒ)	EUR	600	768
Series 6214				CaixaSabadell Preferentes SAU
6.400% due 05/27/20	RUB	161,530	2,599	Series B
Series 6215				1.619% due 07/29/49 (Å)(Ê)(ƒ)	EUR	800	793
7.000% due 08/16/23	RUB	123,602	1,983

See accompanying notes which are an integral part of this quarterly report.

128 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Caja de Seguros Reunidos, Compania de				7.000% due 06/05/20		1,000	1,098
Seguros y Reaseguros, SA				10.700% due 02/17/21	TRY	21,390	6,102
8.000% due 02/17/26 (Þ)	EUR	400	459	9.500% due 01/12/22	TRY	6,940	1,900
Pastor Participaciones Preferentes SA				7.100% due 03/08/23	TRY	9,840	2,412
1.840% due 07/29/49 (Ê)(ƒ)	EUR	200	2	7.375% due 02/05/25		1,200	1,401
Santander Perpetual SA				8.000% due 03/12/25	TRY	18,780	4,688
1.270% due 12/29/49 (Ê)(ƒ)	EUR	700	715	6.000% due 03/25/27		700	754
Santander Perpetual SAU				6.750% due 05/30/40		1,000	1,125
Series REGS
6.671% due 10/29/49 (Å)(ƒ)		170	168	6.625% due 02/17/45		3,000	3,334
				Turkiye Halk Bankasi AS
			6,602	Series REGS
Sri Lanka - 0.4%				4.750% due 02/11/21		940	931
National Savings Bank				Turkiye Ihracat Kredi Bankasi AS
Series REGS				Series REGS
8.875% due 09/18/18		950	1,005	5.375% due 10/24/23		730	745
Sri Lanka Government International
Bond							33,391
Series REGS				Ukraine - 0.2%
5.875% due 07/25/22		5,600	5,867	Ukraine Government International Bond
			6,872	Series GDP
Sweden - 0.4%				4.660% due 05/31/40		3,500	1,533
Nordea Bank AB				4.660% due 05/31/40 (Þ)		6,195	2,713
1.552% due 02/21/19 (Ê)(~)		1,500	1,500				4,246
1.584% due 04/10/19 (Ê)(~)		700	700	United Arab Emirates - 0.2%
1.672% due 05/29/20 (Ê)(Þ)		700	703	DAE Funding LLC
Svenska Handelsbanken AB				4.500% due 08/01/22 (Þ)		1,002	1,020
1.581% due 02/12/19 (Ê)(~)		3,110	3,109	5.000% due 08/01/24 (Þ)		1,152	1,177
			6,012	IDBI Bank, Ltd. /DIFC Dubai
Thailand - 0.8%				Series GMTN
PTTEP Canada International Finance,				4.250% due 11/30/20		950	959
Ltd.							3,156
Series REGS				United Kingdom - 5.0%
6.350% due 06/12/42		570	720	AA Bond Co. , Ltd.
PTTEP Treasury Center Company, Ltd.				5.500% due 07/31/22 (Þ)	GBP	1,150	1,570
4.875% due 12/31/99 (ƒ)(Þ)		348	355	Aberdeen Asset Management PLC
Thailand Government International				7.000% due 03/29/49 (ƒ)		600	617
Bonds				Anglo American Capital PLC
3.875% due 06/13/19	THB	32,400	1,015	3.625% due 05/14/20 (Þ)		1,950	1,999
3.650% due 12/17/21	THB	174,970	5,670	2.500% due 04/29/21	EUR	1,490	1,887
3.625% due 06/16/23	THB	19,900	651	3.500% due 03/28/22	EUR	400	528
3.850% due 12/12/25	THB	91,920	3,068	4.875% due 05/14/25 (Þ)		500	534
3.580% due 12/17/27	THB	30,830	1,009	Arqiva Broadcast Finance PLC
4.875% due 06/22/29	THB	19,450	714	9.500% due 03/31/20 (Þ)	GBP	1,270	1,780
3.650% due 06/20/31	THB	33,640	1,101	Series REGS
			14,303	9.500% due 03/31/20	GBP	925	1,297
Trinidad and Tobago - 0.1%				Arrow Global Finance PLC
Petroleum Co. of Trinidad & Tobago, Ltd.				Series REGS
Series REGS				5.125% due 09/15/24	GBP	650	890
9.750% due 08/14/19		910	974	Barclays Bank PLC
				6.278% due 12/29/49(ƒ)		385	435
Tunisia - 0.0%				5.330% due 03/29/49 (ƒ)	GBP	100	128
Banque Centrale de Tunisie SA				6.000% due 06/29/49 (ƒ)	GBP	400	527
Series REGS				6.278% due 12/29/49 (ƒ)		800	904
5.750% due 01/30/25		800	768	Series RCI
				14.000% due 12/31/49 (ƒ)	GBP	1,360	2,180
Turkey - 2.0%				Barclays PLC
Export Credit Bank of Turkey				8.000% due 12/15/49 (ƒ)	EUR	600	796
5.875% due 04/24/19 (Þ)		6,500	6,744	Boing Group Financing PLC
TC Ziraat Bankasi AS				Series REGS
Series REGS				6.625% due 07/15/19	EUR	700	833
5.125% due 05/03/22		1,000	1,012	Boparan Finance PLC
Turkey Government International Bond				Series REGS
10.400% due 03/27/19	TRY	4,080	1,145	5.250% due 07/15/19	GBP	100	133

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 129

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
5.500% due 07/15/21	GBP	815	1,059	5.375% due 10/01/29	GBP	1,000	1,257
Cognita Financing PLC				6.625% due 01/16/34	GBP	500	662
Series REGS				Premier Foods Finance PLC
7.750% due 08/15/21	GBP	550	756	Series REGS
Coventry Building Society				6.500% due 03/15/21	GBP	650	870
6.375% due 12/29/49 (ƒ)	GBP	800	1,091	Privatbank CJSC Via UK SPV Credit
CYBG PLC				Finance PLC
5.000% due 02/09/26	GBP	400	542	11.000% due 02/09/21 (Ø)		2,577	232
Ensco PLC				RAC Bond Co. PLC
4.500% due 10/01/24		1,850	1,411	Series REGS
5.750% due 10/01/44		700	467	5.000% due 11/06/22	GBP	500	658
HBOS Capital Funding, LP				Reckitt Benckiser Treasury Services PLC
6.850% due 03/29/49 (ƒ)		1,100	1,124	1.856% due 06/24/22 (Ê)(Þ)		2,540	2,546
House of Fraser Funding PLC				Royal Bank of Scotland Group PLC
Series REGS				7.648% due 09/30/49 (ƒ)		1,450	1,807
6.040% due 09/15/20 (Ê)	GBP	400	441	5.500% due 11/29/49 (ƒ)	EUR	800	957
HSS Financing PLC				Series EMTN
Series REGS				6.666% due 04/29/49 (ƒ)	CAD	600	508
6.750% due 08/01/19	GBP	401	530	Series REGS
Hyperion Insurance Group, Ltd. Term				6.990% due 10/29/49 (ƒ)		1,000	1,139
Loan B				RSA Insurance Group PLC
5.250% due 04/29/22 (Ê)		1,163	1,177	4.744% due 12/31/99 (Ê)(ƒ)	SEK	8,000	1,024
IDH Finance PLC				Standard Chartered PLC
Series REGS				7.014% due 12/30/49 (ƒ)(Þ)		715	819
6.250% due 08/15/22	GBP	550	701	Series REGS
Intermediate Capital Group PLC				6.500% due 12/29/49 (ƒ)		800	829
5.000% due 03/24/23	GBP	685	955	7.750% due 12/29/49 (ƒ)		600	659
International Game Technology PLC				Tesco Corporate Treasury Services PLC
Series REGS				2.500% due 07/01/24	EUR	855	1,041
4.750% due 03/05/20	EUR	900	1,167	Tesco PLC
International Personal Finance PLC				5.000% due 03/24/23	GBP	1,015	1,483
5.750% due 04/07/21	EUR	600	655	6.150% due 11/15/37 (Þ)		508	533
Jerrold Finco PLC				Thomas Cook Group PLC
Series REGS				Series REGS
6.250% due 09/15/21	GBP	650	890	6.250% due 06/15/22	EUR	950	1,216
KCA Deutag UK Finance PLC				Travelex Financing PLC
9.875% due 04/01/22 (Þ)		500	502	Series REGS
LaSer Confinoga SA				8.000% due 05/15/22	EUR	450	529
2.200% due 01/29/49 (Ê)(ƒ)	EUR	886	958	TSB Banking Group PLC
Liverpool Victoria Friendly Society, Ltd.				5.750% due 05/06/26	GBP	500	726
6.500% due 05/22/43	GBP	500	711	Tullow Oil PLC
Lloyds Bank PLC				6.250% due 04/15/22 (Þ)		1,854	1,710
Series EMTN				TVL Finance PLC
13.000% due 01/29/49 (ƒ)	GBP	400	997	Series REGS
Lloyds Banking Group PLC				8.500% due 05/15/23	GBP	1,170	1,716
6.413% due 01/29/49 (ƒ)(Þ)		400	452	Ukreximbank Via Biz Finance PLC
7.625% due 12/29/49 (ƒ)	GBP	600	890	8.344% due 02/09/23 (Ê)(Þ)		6,067	5,764
Series REGS				9.750% due 01/22/25 (Þ)		2,369	2,480
6.657% due 01/29/49 (ƒ)		250	286	Series REGS
Old Mutual PLC				9.750% due 01/22/25		300	314
8.000% due 06/03/21	GBP	770	1,182	Virgin Media Finance PLC
OneSavings Bank PLC				4.875% due 02/15/22		1,000	938
9.125% due 12/31/99 (ƒ)	GBP	600	844	Virgin Media Secured Finance PLC
Oschadbank Via SSB #1 PLC				5.250% due 01/15/21		850	906
9.375% due 03/10/23 (Þ)		4,043	4,228	5.500% due 01/15/21	GBP	550	812
8.328% due 01/19/24 (Å)(Ê)		2,800	2,548	Series REGS
9.625% due 03/20/25 (Þ)		2,400	2,512	5.500% due 01/15/25	GBP	2,183	3,029
Pension Insurance Corp. PLC							84,598
6.500% due 07/03/24	GBP	300	425	United States – 35.4%
Perform Group Financing PLC				ABG Intermediate Holdings 2 LLC 1st
Series REGS				Lien Term Loan B1
8.500% due 11/15/20	GBP	650	895	5.296% due 05/27/21 (Ê)		1,245	1,249
Petrobras Global Finance BV

See accompanying notes which are an integral part of this quarterly report.

130 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ABG Intermediate Holdings 2 LLC 2nd			American Honda Finance Corp.
Lien Term Loan			Series MTN
9.796% due 05/27/22 (Ê)	488	492	1.522% due 02/14/20 (Ê)	2,200	2,207
Active Network, Inc. 1st Lien Term Loan			American Tire Distributors, Inc.
6.233% due 11/15/20 (Ê)	922	929	10.250% due 03/01/22 (Þ)	7,660	7,986
ADT Corp. (The)			Anheuser-Busch InBev Finance, Inc.
3.500% due 07/15/22	400	395	1.711% due 02/01/19 (Ê)	1,385	1,391
4.125% due 06/15/23	745	753	Apple, Inc.
Advanced Disposal Services, Inc. Term			1.479% due 05/06/19 (Ê)	1,500	1,507
Loan B3			Arbor Pharmaceuticals LLC Term loan B
3.944% due 11/10/23 (Ê)	734	739	6.296% due 07/05/23 (Ê)	1,227	1,245
AgroFresh, Inc. Term Loan			Arconic, Inc.
6.043% due 07/31/21 (Ê)	374	371	5.400% due 04/15/21	1,125	1,201
AGS LLC 1st Lien Term Loan			5.900% due 02/01/27	650	716
6.734% due 02/06/24 (Ê)	313	317	5.950% due 02/01/37	650	669
Air Methods Corporation Term Loan B			Arctic Glacier Holdings, Inc. Term Loan
4.796% due 04/13/24 (Ê)	492	490	5.483% due 03/14/24 (Ê)	249	252
Aircastle, Ltd.			Ascend Learning LLC Term Loan
5.000% due 04/01/23	1,470	1,564	0.000% due 07/12/24 (Ê)(v)	1,000	1,008
Albany Molecular Research, Inc. 2nd
Lien Term Loan			AssuredPartners, Inc.
Zero coupon due 07/19/25 (Ê)	460	468	7.000% due 08/15/25 (Þ)	3,145	3,150
			Asurion LLC 1st Lien Term Loan B4
Albertsons, Inc.			0.000% due 08/04/22 (Ê)(v)	750	752
7.450% due 08/01/29	310	279
			Asurion LLC Term Loan B
Alcoa, Inc.			0.000% due 11/03/23 (Ê)(v)	1,000	1,008
6.750% due 01/15/28	900	1,015
			AT&T, Inc.
Allegheny Technologies, Inc.			2.110% due 11/27/18 (Ê)	500	504
5.950% due 01/15/21	875	888
7.875% due 08/15/23	480	504	1.954% due 01/15/20 (Ê)	1,200	1,207
			Avantor Performance Materials LLC 1st
Alliance Resource Partners LP			Lien Term Loan
7.500% due 05/01/25 (Þ)	1,000	1,056	5.240% due 03/07/24 (Ê)	499	499
Alliant Holdings Holdings I, Inc. Term			Avantor Performance Materials LLC 2nd
Loan B			Lien Term Loan
5.564% due 08/14/22 (Ê)	371	372	9.490% due 03/07/25 (Ê)	2,617	2,617
Alliant Holdings Intermediate LLC			Avaya, Inc. Term Loan B7
8.250% due 08/01/23 (Ê)(Þ)	3,640	3,886	6.417% due 05/29/20 (Ê)(Ø)	2,434	1,987
Ally Financial, Inc.			Avis Budget Car Rental LLC Term Loan
8.000% due 11/01/31	910	1,130	B
Almonde, Inc. Term Loan			3.300% due 03/15/22 (Ê)	748	745
4.736% due 04/28/25 (Ê)	250	257	Avon Products, Inc.
Alpine Finance Merger Sub LLC			7.000% due 03/15/23	500	461
6.875% due 08/01/25 (Þ)	1,824	1,892	Axalta Coating Systems U. S. Holdings,
Alvogen Pharmaceutical US, 1st Lien			Inc. Term Loan B
Inc. Term Loan			3.296% due 06/01/24 (Ê)	250	251
6.230% due 04/02/22 (Ê)	508	500	Bank of America Corp.
AMC Entertainment Holdings, Inc.			Series GMTN
Series WI			1.967% due 07/21/21 (Ê)	2,000	2,004
6.375% due 11/15/24	800	1,121	Bass Pro Group LLC 1st Lien Term
AMC Networks, Inc.			Loan B
4.750% due 08/01/25	2,020	2,037	6.296% due 12/16/23 (Ê)	900	877
American Airlines Group, Inc.			BBB Industries LLC 1st Lien Term Loan
4.625% due 03/01/20 (Þ)	2,020	2,086	6.234% due 11/03/21 (Ê)	997	1,004
American Airlines, Inc. Term Loan B			BCD Acquisition, Inc.
3.233% due 06/27/20 (Ê)	495	495	9.625% due 09/15/23 (Þ)	1,430	1,573
Zero coupon due 04/28/23 (Ê)	375	377	BCPE Eagle Buyer LLC 1st Lien Term
American Express Credit Account			Loan
Master Trust			0.000% due 03/13/24 (Ê)(v)	199	201
Series 2008-2 Class A			BCPE Eagle Buyer LLC 2nd Lien Term
1.457% due 09/15/20 (Ê)	2,205	2,220	Loan
Series 2014-3 Class A			9.234% due 03/16/25 (Ê)	5,010	5,016
1.490% due 04/15/20	1,000	1,000	Berry Plastics Corp. 1st Lien Term
American Express Credit Corp.			Loan I
Series 2014-4 Class A			3.734% due 10/01/22 (Ê)	250	251
1.430% due 06/15/20	1,000	1,000

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 131

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BJ's Wholesale Club, Inc. 2nd Lien Term			CDK Global, Inc.
Loan			4.875% due 06/01/27 (Þ)	88	90
8.710% due 01/27/25 (Ê)	500	487	Cedar Fair LP/Canada's Wonderland
BMW US Capital LLC			Co. /Magnum Management
1.500% due 04/11/19 (Þ)	2,655	2,648	Corp. /Mellennium Operations LLC
BMW Vehicle Owner Trust			5.375% due 04/15/27 (Þ)	104	110
Series 2014-A Class A3			Century Aluminum Co.
0.970% due 11/26/18	116	116	7.500% due 06/01/21 (Å)	7,685	7,925
Booz Allen Hamilton, Inc.			CenturyLink, Inc.
5.125% due 05/01/25 (Þ)	1,020	1,017	Series G
Brand Energy & Infrastructure Services			6.875% due 01/15/28	650	647
1st Lien Term Loan			Series T
5.564% due 06/21/24 (Ê)	375	378	5.800% due 03/15/22	550	571
Brazil Loan Trust 1			Series WI
5.477% due 07/24/23 (Þ)	1,703	1,741	5.625% due 04/01/25	730	720
Brickman Group, Ltd. LLC (The) 1st			Series Y
Lien Term Loan B			7.500% due 04/01/24	240	261
4.234% due 12/18/20 (Ê)	489	491	CF Industries, Inc.
Brinker International, Inc.			3.450% due 06/01/23	1,550	1,469
3.875% due 05/15/23	700	678	4.950% due 06/01/43	1,215	1,039
BWAY Holding Co.			CH Hold Corp. 1st Lien Delayed Draw
5.500% due 04/15/24 (Þ)	317	332	Term Loan B
BWAY Holding Co. Term Loan			4.223% due 02/01/24 (Ê)	68	69
4.474% due 04/03/24 (Ê)	750	754	CH Hold Corp. 1st Lien Term Loan B
C&S Group Enterprises LLC			4.226% due 02/01/24 (Ê)	680	684
5.375% due 07/15/22 (Þ)	1,100	1,081	CH Hold Corp. 2nd Lien Term Loan B
Cable One, Inc. Term Loan B			8.476% due 02/01/25 (Ê)	250	256
3.570% due 04/05/24 (Ê)	500	503	Change Healthcare Holdings LLC 1st
Caesars Entertainment Corp. 1st Lien			Lien Term Loan B
Term Loan B			3.983% due 03/01/24 (Ê)	998	1,003
4.734% due 10/11/20 (Ê)	3,167	3,195	Charcoal Holdings LLC 1st Lien Term
Caesars Entertainment Operating Co.			Loan
Term Loan			0.000% due 07/03/23 (Ê)(v)	993	1,001
0.000% due 03/31/24 (Ê)(v)	500	502	Charming Charlie LLC Term Loan B
Capital Automotive LP 2nd Lien Term			9.289% due 12/24/19 (Ê)	791	394
Loan			Charter Communications Operating LLC
7.240% due 03/24/25 (Ê)	250	254	1st Lien Term Loan H
Capital Automotive LP Term Loan			3.240% due 01/15/22 (Ê)	494	496
4.240% due 03/24/24 (Ê)	250	252	Chase Issuance Trust
Capital One Multi-Asset Execution Trust			Series 2013-A7 Class A
Series 2014-A3 Class A3			0.617% due 09/15/20 (Ê)	1,595	1,601
1.374% due 01/18/22 (Ê)	1,000	1,004	Series 2015-A2 Class A2
Carlson Travel, Inc.			1.590% due 02/18/20	2,000	2,002
6.750% due 12/15/23 (Þ)	1,020	1,035	Checkout Holding Corp. 2nd Lien Term
9.500% due 12/15/24 (Þ)	1,020	1,030	Loan
Casablanca US Holdings, Inc. 1st Lien			7.984% due 04/09/22 (Ê)	750	414
Term Loan			Chemours Co. (The)
6.007% due 02/21/24 (Ê)	1,247	1,250	5.375% due 05/15/27	2,000	2,107
Cast & Crew Payroll LLC 2nd Lien Term			Chesapeake Energy Corp.
Loan			8.000% due 01/15/25 (Þ)	1,060	1,063
9.050% due 08/03/23 (Ê)	185	180	8.000% due 06/15/27 (Þ)	1,080	1,080
CBS Radio, Inc.			Chevron Corp.
7.250% due 11/01/24 (Þ)	475	501	2.100% due 05/16/21	900	902
CBS Radio, Inc. Term Loan B			CHS/Community Health Systems, Inc.
4.727% due 10/17/23 (Ê)	525	527	5.125% due 08/01/21	510	513
CCC Information Services, Inc. First
Lien Term Loan			6.875% due 02/01/22	1,790	1,524
4.240% due 03/31/24 (Ê)	250	250	Cisco Systems, Inc.
CCO Holdings LLC / CCO Holdings			1.400% due 09/20/19	1,750	1,743
Capital Corp.			Cision, Inc. Term Loan B
5.875% due 04/01/24 (Þ)	1,305	1,402	7.194% due 05/12/23 (Ê)	1,485	1,496
5.500% due 05/01/26 (Þ)	630	670	Citgo Holding, Inc.
5.375% due 05/01/47 (Þ)	1,999	2,075	10.750% due 02/15/20 (Þ)	2,850	3,003
CD&R Waterworks Merger Sub, LLC			Citibank Credit Card Issuance Trust
6.125% due 08/15/25 (Þ)	720	720

See accompanying notes which are an integral part of this quarterly report.

132 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-A8 Class A8			DCP Midstream LLC
5.650% due 09/20/19	250	251	5.350% due 03/15/20 (Þ)	905	950
Series 2014-A6 Class A6			4.750% due 09/30/21 (Þ)	850	873
2.150% due 07/15/21	1,040	1,049	DCP Midstream Operating, LP
Clear Channel Worldwide Holdings, Inc.			3.875% due 03/15/23	1,040	1,014
Series A			5.600% due 04/01/44	325	309
7.625% due 03/15/20	2,100	2,105	Dell International LLC / EMC Corp
Cleaver-Brooks, Inc.			Company
8.750% due 12/15/19 (Þ)	4,800	4,944	7.125% due 06/15/24 (Þ)	1,076	1,197
Cliffs Natural Resources, Inc.			Dell International LLC 1st Lien Term
6.250% due 10/01/40	1,050	871	Loan B
Cloud Crane LLC			3.740% due 09/07/23 (Ê)	995	1,001
10.125% due 08/01/24 (Þ)	1,040	1,170	Dell, Inc.
Commerce Merger Sub, Inc. 1st Lien			5.875% due 06/15/21 (Þ)	177	186
Term Loan			5.400% due 09/10/40	800	708
4.546% due 05/31/24 (Ê)	750	754	Deutsche Bank Capital Finance Trust I
Commercial Barge Line Co. 1st Lien			Series CMS
Term Loan B			1.750% due 06/27/35 (ƒ)	827	868
9.984% due 11/12/20 (Ê)	835	719	Diamond Offshore Drilling, Inc.
Commercial Metals Co.			3.450% due 11/01/23	248	217
5.375% due 07/15/27	1,872	1,952	4.875% due 11/01/43	815	534
Community Health Systems, Inc. Term			DigitalGlobe, Inc. 1st Lien Term Loan B
Loan			3.984% due 12/22/23 (Ê)	993	993
4.234% due 01/27/21 (Ê)	580	579
Conduent Finance, Inc. / Xerox Business			DISH DBS Corp.
			Series WI
Services LLC			7.750% due 07/01/26	1,770	2,120
10.500% due 12/15/24 (Þ)	2,070	2,422	Dragon Merger Sub LLC 2nd Lien Term
Constellation Brands, Inc. Term Loan B			Loan
0.000% due 11/14/23 (v)	380	382	0.000% due 07/11/25 (Ê)(v)	3,070	3,070
Constellis Holdings LLC 2nd Lien Term
Loan			Dresdner Funding Trust I
10.296% due 04/21/25 (Ê)	250	247	8.151% due 06/30/31 (Þ)	625	791
			Series REGS
Constellis Holdings LLC Term Loan B			8.151% due 06/30/31	400	506
6.296% due 04/18/24 (Ê)	1,000	989
			Duravant LLC 2nd Lien Term Loan
Continental Resources, Inc.			0.000% due 07/18/25 (Ê)(v)	62	62
5.000% due 09/15/22	490	486
3.800% due 06/01/24	910	842	0.000% due 07/21/25 (Ê)(v)	518	517
4.900% due 06/01/44	1,220	1,043	Dynegy, Inc.
ConvergeOne Holdings Corp. Term			Series WI
Loan B			7.625% due 11/01/24	4,660	4,613
6.050% due 06/14/24 (Ê)	250	249	Eagle Holding Co. II LLC
			7.625% due 05/15/22 (Þ)	1,010	1,050
Coral US Co. Borrower LLC Term Loan B			EagleView Technology Corp. 1st Lien
4.734% due 01/31/25	840	840	Term Loan
Cortes NP Acquisition Corp Term Loan B			5.560% due 07/15/22 (Ê)	124	124
5.234% due 11/30/23 (Ê)	1,210	1,220	EagleView Technology Corp. 2nd Lien
CPI Acquisition, Inc. Term Loan B			Term Loan
5.962% due 08/17/22 (Ê)	680	591	9.560% due 09/28/23 (Ê)	375	372
Creative Artists Agency LLC 1st Lien			Eastman Kodak Co. Term Loan
Term Loan B			7.507% due 09/03/19 (Ê)	984	975
4.726% due 02/13/24 (Ê)	498	501	EchoStar Corp.
Crimson Merger Sub, Inc.			Series WI
6.625% due 05/15/22 (Þ)	1,640	1,611	5.250% due 08/01/26	1,010	1,059
Crosby US Acquisition Corp. 1st Lien
Term Loan			Edgewell Personal Care Co.
			4.700% due 05/19/21	880	938
4.172% due 11/22/20 (Ê)	497	452	Education Management LLC Term Loan
Crown Americas LLC / Crown Americas
Capital Corp. V			B
4.250% due 09/30/26 (Þ)	53	53	8.804% due 07/02/20	303	3
			Eldorado Resorts LLC Term Loan B
CSVC Acquisition Corp.			3.562% due 03/13/24 (Ê)	499	498
7.750% due 06/15/25 (Þ)	3,000	3,103
			Embarq Corp.
Cvent, Inc. 1st Lien Term Loan B			7.995% due 06/01/36	1,530	1,555
5.234% due 11/29/23 (Ê)	499	499
			Emerald 3, Ltd. 2nd Lien Term Loan
DaVita, Inc.			8.296% due 05/09/22	800	742
5.125% due 07/15/24	905	930
			Emerald US, Inc. Term Loan B1

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 133

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.147% due 05/09/21	1,000	952	Frontier Communications Corp. Term
EnergySolutions LLC 1st Lien Term			Loan B
Loan B			4.980% due 05/23/24 (Ê)	375	360
6.990% due 05/29/20 (Ê)	1,693	1,709	FullBeauty Brands Holding Corp. 2nd
Envision Healthcare Corp.			Lien Term Loan
6.250% due 12/01/24 (Þ)	398	429	10.234% due 09/22/23 (Ê)	500	194
Envision Healthcare Corp. Term Loan B			FullBeauty Brands Holdings Corp. 1st
4.300% due 11/17/23 (Ê)	995	1,001	Lien Term Loan
Enviva Partners, LP / Enviva Partners			5.984% due 10/14/22 (Ê)	741	459
Finance Corp.			Gartner, Inc.
8.500% due 11/01/21 (Þ)	1,600	1,696	5.125% due 04/01/25 (Þ)	216	228
EP Energy/Everest Acquisition Finance,			General Mills, Inc.
Inc.			6.590% due 10/15/18	2,000	2,111
8.000% due 11/29/24 (Þ)	1,010	1,020	Genesis Energy, LP / Genesis Energy
8.000% due 02/15/25 (Þ)	1,250	971	Finance Corp.
Eskom Holdings SOC, Ltd.			6.000% due 05/15/23	1,060	1,049
Series REGS			Genesys Telecommunications
6.750% due 08/06/23	1,000	1,014	Laboratories, Inc. /Greeneden Lux 3
7.125% due 02/11/25	5,100	5,171	Sarl
			10.000% due 11/30/24 (Þ)	549	623
Everi Payments, Inc. 1st Lien Term Loan			Genoa, a QoL Healthcare Co. LLC 2nd
5.754% due 05/09/24 (Ê)	500	506	Lien Term Loan
Explorer Holdings, Inc. Term Loan B			9.234% due 10/28/24 (Ê)	1,270	1,274
6.170% due 05/03/23 (Ê)	495	497	Genworth Holdings, Inc.
FBM Finance, Inc.			7.200% due 02/15/21	910	862
8.250% due 08/15/21 (Þ)	2,410	2,585
Ferrellgas Partners, LP / Ferrellgas			7.625% due 09/24/21	1,040	989
Partners Finance Corp.			GEO Group, Inc. (The)
8.625% due 06/15/20	2,690	2,354	6.000% due 04/15/26	2,020	2,103
First Data Corp. Term Loan			Getty Images, Inc. 1st Lien Term Loan B
3.477% due 07/10/22 (Ê)	1,482	1,486	4.796% due 10/18/19 (Ê)	748	695
FirstEnergy Solutions Corp.			Goldman Sachs Capital I
6.050% due 08/15/21	1,300	585	6.345% due 02/15/34	1,200	1,484
Focus Financial Partners LLC 1st Lien			Gray Television, Inc.
Term Loan			5.125% due 10/15/24 (Þ)	475	486
4.549% due 05/22/24 (Ê)	750	758	Grifols Worldwide Operations USA Inc.
Ford Credit Auto Owner Trust			1st Lien Term Loan B
Series 2015-A Class A3			3.444% due 01/31/25 (Ê)	1,340	1,347
1.280% due 09/15/19	938	937	Gruden Acquisition, Inc. 1st Lien Term
			Loan
Series 2015-B Class A3			6.046% due 08/18/22 (Ê)	1,492	1,438
1.160% due 11/15/19	572	571	GTCR Valor Companies, Inc. Term Loan
Series 2017-B Class A2B			B1
1.130% due 05/15/20 (Ê)	2,535	2,535	0.000% due 06/20/23 (v)	250	249
Foresight Energy LLC / Foresight Energy
Finance Corp.			GTT Communications, Inc.
11.500% due 04/01/23 (Þ)	10,220	9,632	7.875% due 12/31/24 (Þ)	3,060	3,290
Fort Dearborn Company 1st Lien Term			Halyard Health, Inc.
Loan			Series WI
5.253% due 10/19/23 (Ê)	374	375	6.250% due 10/15/22	1,010	1,055
Fortress Transportation and			Harsco Corp. Term Loan B
Infrastructure Investors LLC			6.250% due 10/21/23	995	1,011
6.750% due 03/15/22 (Þ)	3,570	3,704	HCA, Inc. Term Loan B8
Forum Energy Technologies, Inc.			3.483% due 02/15/24 (Ê)	495	498
6.250% due 10/01/21	3,712	3,656	Heartland Dental LLC 2nd Lien Term
FPC Holdings, Inc. 1st Lien Term Loan			Loan
5.296% due 11/27/19 (Ê)	1,066	1,055	0.000% due 07/26/24 (Ê)(v)	2,670	2,697
FPC Holdings, Inc. 2nd Lien Term Loan			Hertz Corp.
9.296% due 05/27/20 (Å)(Ê)	1,080	1,010	7.625% due 06/01/22 (Þ)	3,190	3,158
Freedom Mortgage Corp. Term Loan			Hertz Global Holdings, Inc. Term Loan B
6.862% due 02/23/22 (Ê)	373	378	0.000% due 06/30/23 (Ê)(v)	374	373
Freeport-McMoRan, Inc.			Hexion, Inc.
3.550% due 03/01/22	1,000	970	6.625% due 04/15/20	7,700	7,248
3.875% due 03/15/23	1,300	1,259	High Ridge Brands Co.
4.550% due 11/14/24	950	929	8.875% due 03/15/25 (Þ)	2,920	2,898
5.450% due 03/15/43	1,160	1,067	Honda Auto Receivables Owner Trust

See accompanying notes which are an integral part of this quarterly report.

134 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-2 Class A2			1.472% due 03/01/19 (Ê)	350	351
1.130% due 09/17/18	177	177	2.250% due 03/03/22	1,100	1,113
Series 2016-4 Class A2			Jones Energy Holdings LLC / Jones
1.040% due 04/18/19	835	834	Energy Finance Corp.
Series 2017-2 Class A2			Series WI
1.460% due 10/15/19	3,380	3,379	6.750% due 04/01/22	600	450
Howard University			9.250% due 03/15/23	880	700
1.240% due 08/01/31 (Ê)	1,000	1,000	Joseph T Ryerson & Son, Inc.
HRG Group, Inc.			11.000% due 05/15/22 (Þ)	4,740	5,415
7.750% due 01/15/22	9,843	10,384	KAR Auction Services, Inc.
HVB Funding Trust III			5.125% due 06/01/25 (Þ)	1,020	1,063
9.000% due 10/22/31 (Þ)	630	798	Kenan Advantage Group, Inc.
Hyland Software, Inc. 2nd Lien Term			7.875% due 07/31/23 (Þ)	1,000	1,045
Loan			Kraton Polymers LLC 1st Lien Term
8.305% due 05/23/25 (Ê)	250	254	Loan B
Hyland Software, Inc. Term Loan			5.234% due 01/06/22 (Ê)	825	831
4.428% due 07/01/22 (Ê)	125	126	Kronos, Inc. 1st Lien
Hyundai Auto Receivables Trust			4.680% due 11/01/23 (Ê)	1,990	2,013
Series 2015-A Class A3			L Brands, Inc.
1.050% due 04/15/19	462	461	6.950% due 03/01/33	980	943
Icahn Enterprises, LP / Icahn			Lannett Co. , Inc. Term Loan A
Enterprises Finance Corp.			5.983% due 11/25/20 (Ê)	712	704
Series WI			Learfield Communications, Inc. 1st Lien
6.250% due 02/01/22	129	134	Term Loan
6.750% due 02/01/24	129	135	4.490% due 11/17/23 (Ê)	249	251
Indigo Merger Sub I, Inc. 1st Lien Term			Leucadia National Corp.
Loan			6.625% due 10/23/43	650	691
0.000% due 07/08/21 (Ê)(v)	742	746	Level 3 Financing, Inc.
Infoblox, Inc. Term Loan B			Series WI
0.000% due 11/07/23 (Ê)(v)	374	376	5.375% due 01/15/24	1,240	1,305
International Game Technology			Level 3 Financing, Inc. Term Loan B
7.500% due 06/15/19	455	496	3.479% due 02/22/24 (Ê)	1,500	1,506
International Wire Group, Inc.			Limetree Bay Terminals LLC Term Loan
10.750% due 08/01/21 (Þ)	1,460	1,281	B
Intrawest Resort Holdings, Inc. Term			6.226% due 02/10/24 (Ê)	200	202
Loan B			Lions Gate Enterntainment, Inc. 1st Lien
0.000% due 06/28/24 (Ê)(v)	654	657	Term Loan
Intrawest Resorts Holdings, Inc. Term			4.234% due 10/12/23 (Ê)	881	889
Loan B			Lions Gate Entertainment Corp.
0.000% due 06/28/24 (Ê)(v)	346	347	5.875% due 11/01/24 (Þ)	132	139
Iron Mountain US Holdings, Inc.			Lithia Motors, Inc.
5.375% due 06/01/26 (Þ)	245	260	5.250% due 08/01/25 (Þ)	103	106
Iron Mountain, Inc.			Louisiana-Pacific Corp.
4.375% due 06/01/21 (Þ)	245	254	Series WI
Israel Electric Corp. , Ltd.			4.875% due 09/15/24	1,560	1,597
Series 6			LPL Holdings, Inc.
5.000% due 11/12/24 (Þ)	2,000	2,150	5.750% due 09/15/25 (Þ)	1,000	1,047
J Crew Group, Inc. Term Loan B			Lux Finco Sarl Term Loan B1
4.226% due 03/05/21 (Ê)	435	232	0.000% due 07/11/23 (Ê)(v)	1,840	1,822
J. B. Poindexter & Co. , Inc.			M/I Homes, Inc.
9.000% due 04/01/22 (Þ)	2,000	2,098	5.625% due 08/01/25	728	728
Jack Ohio Finance LLC / Jack Ohio			MACOM Technology Solutions Term
Finance 1 Corp.			Loan
6.750% due 11/15/21 (Þ)	2,170	2,262	0.000% due 05/12/24 (Ê)(v)	500	499
10.250% due 11/15/22 (Þ)	1,490	1,639	Match Group, Inc. Term Loan B1
Jaguar Holding Co. II Term Loan			4.474% due 10/27/22 (Ê)	355	357
3.984% due 08/18/22 (Ê)	990	996	MCC Iowa LLC Term Loan H
JBS USA LLC			3.700% due 01/29/21 (Ê)	467	469
7.250% due 06/01/21 (Þ)	1,090	1,108	MDC Holdings, Inc.
JBS USA LLC / JBS USA Finance, Inc.			5.625% due 02/01/20	850	914
8.250% due 02/01/20 (Þ)	1,000	1,012	Meccanica Holdings USA, Inc.
JC Penney Corp. , Inc.			6.250% due 07/15/19 (Þ)	800	858
7.400% due 04/01/37	975	775	Mergermarket USA, Inc. 1st Lien Term
Johnson & Johnson			Loan

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 135

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.734% due 02/04/21 (Ê)	320	319	4.983% due 04/03/21 (Ê)	248	247
MGM Growth Properties Operating			Norfolk Southern Corp.
Partnership, LP Term Loan B			1.800% due 02/14/20	1,340	1,347
3.484% due 04/25/23 (Ê)	494	496	North American Lifting Holdings, Inc.
Microsoft Corp.			1st Lien Term Loan
1.300% due 11/03/18	1,530	1,529	5.796% due 11/27/20 (Ê)	965	898
Midas Intermediate Holdco II LLC			North American Lifting Holdings, Inc.
7.875% due 10/01/22 (Þ)	2,360	2,457	2nd Lien Term Loan
Midcontinent Communications /			10.296% due 11/27/21 (Ê)	250	199
Midcontinent Finance Corp.			NPC International, Inc. First Lien Term
6.875% due 08/15/23 (Þ)	1,931	2,093	Loan
Mission Broadcasting, Inc. 1st Lien Term			4.727% due 04/20/24 (Ê)	375	378
Loan B			NRG Energy, Inc.
4.238% due 01/17/24 (Ê)	168	170	Series WI
Misy's Europe SA, 1st Lien Term Loan			7.250% due 05/15/26	2,010	2,126
0.000% due 04/27/24 (Ê)(v)	500	504	NuStar Logistics LP
Murphy Oil Corp.			4.800% due 09/01/20	650	676
4.700% due 12/01/22	1,170	1,150	NVA Holdings, Inc. 2nd Lien Term Loan
Nabors Industries, Inc.			8.296% due 08/14/22 (Ê)	1,040	1,050
Series WI			Oasis Petroleum, Inc.
5.500% due 01/15/23	1,050	1,000	6.875% due 01/15/23	1,040	1,022
Nautilus Merger Sub, Inc. 2nd Lien Term			Opal Acquisition, Inc.
Loan			7.500% due 07/01/24 (Þ)	5,345	5,285
0.000% due 03/13/22 (Ê)(v)	380	376	10.000% due 10/01/24 (Þ)	5,415	4,846
Navient Corp.			Opal Acquisition, Inc. 1st Lien Term
Series MTN			Loan B
8.000% due 03/25/20	1,400	1,548	5.297% due 11/27/20 (Ê)	630	594
5.625% due 08/01/33	625	531	Optimas OE Solutions Holding LLC /
Navistar, Inc. 1st Lien Term Loan B			Optimas OE Solutions, Inc.
5.230% due 08/07/20 (Ê)	493	497	8.625% due 06/01/21 (Å)	5,140	5,037
Neptune Finco Corp. Term Loan B			Optima Specialty Steel, Inc.
0.000% due 07/17/25 (Ê)(v)	1,491	1,488	12.000% due 12/30/49 (ç)(Ø)	3,700	3,700
Neustar, Inc. Term Loan B2			Optiv, Inc. 1st Lien Term Loan
0.000% due 02/28/24 (Ê)(v)	375	380	4.438% due 02/01/24 (Ê)	483	482
New Albertson's, Inc.			Orchestra Borrower LLC and Orchestra
Series MTNC			Co-Issuer, Inc.
6.625% due 06/01/28	600	525	6.750% due 06/15/22	2,050	2,153
New Arclin US Holding Corp. 2nd Lien			PACCAR Financial Corp.
Term Loan			Series MTN
10.170% due 02/14/25	1,430	1,445	1.823% due 12/06/18 (Ê)	2,275	2,291
New Millennium Holdco, Inc. 1st Lien			Pattern Energy Group, Inc.
Term Loan			5.875% due 02/01/24 (Þ)	129	136
7.734% due 12/21/20 (Ê)	487	291	Patterson Co. 2nd Lien Term Loan
Newfield Exploration Co.			9.734% due 08/28/23 (Å)(Ê)	3,490	3,420
5.375% due 01/01/26	1,000	1,042	PDC Brands 2nd Lien Term Loan
Nexstar Broadcasting, Inc.			0.000% due 06/30/25 (Ê)(v)	3,000	2,925
5.625% due 08/01/24 (Þ)	475	491	Peak 10, Inc. 2nd Lien Term Loan
Nexstar Broadcasting, Inc. 1st Lien Term			0.000% due 07/18/25 (Ê)(v)	1,040	1,056
Loan B			Pelican Products, Inc. 1st Lien Term
4.238% due 01/17/24 (Ê)	1,377	1,388	Loan B1
NFP Corp.			5.546% due 04/11/20 (Ê)	963	965
6.875% due 07/15/25 (Þ)	4,100	4,171	Penn National Gaming, Inc.
NGPL PipeCo. LLC			5.625% due 01/15/27 (Þ)	129	133
4.375% due 08/15/22 (Þ)	378	389	Penn National Gaming, Inc. 1st Lien
4.875% due 08/15/27 (Þ)	436	449	Term Loan B
7.768% due 12/15/37 (Þ)	750	930	3.796% due 01/19/24 (Ê)	499	501
Nielsen Finance LLC Term Loan B			Penske Automotive Group, Inc.
3.224% due 10/04/23 (Ê)	249	250	5.500% due 05/15/26	1,330	1,333
Nissan Auto Receivables Owner Trust			PFS Acquisition LLC 2nd Lien Term
Series 2016-A Class A2A			Loan
1.060% due 02/15/19	169	169	8.480% due 01/31/22 (Ê)	7,390	6,688
Series 2017-A Class A2B			Pinnacle Entertainment, Inc.
1.037% due 01/15/20 (Ê)	250	250	5.625% due 05/01/24 (Þ)	475	493
NN, Inc. Incremental Term Loan

See accompanying notes which are an integral part of this quarterly report.

136 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Portillo's Holdings, LLC 1st Lien Term			Reynolds Group Holdings, Inc. 1st Lien
Loan			Term Loan B
5.796% due 08/01/21 (Ê)	490	489	4.234% due 02/05/23 (Ê)	993	997
Post Holdings, Inc.			RHP Hotel Properties LP Term Loan B
5.000% due 08/15/26 (Þ)	1,030	1,057	0.000% due 04/19/24 (Ê)(v)	375	377
Post Holdings, Inc. Incremental Term			RIB Floater Trust
Loan			1.340% due 07/01/22 (Ê)(Þ)	985	985
3.490% due 05/24/24 (Ê)	500	502	Rite Aid Corp.
Pre-Paid Legal Services, Inc. 2nd Lien			7.700% due 02/15/27	400	395
Term Loan			Riverbed Technology, Inc.
10.250% due 07/01/20 (Ê)	500	502	8.875% due 03/01/23 (Þ)	273	270
Prestige Brands, Inc.			Rockies Express Pipeline LLC
6.375% due 03/01/24 (Þ)	1,000	1,074	5.625% due 04/15/20 (Þ)	1,760	1,862
Prime Security Services Borrower LLC /
Prime Finance, Inc.			Rowan Cos. , Inc.
9.250% due 05/15/23 (Þ)	3,630	4,052	4.875% due 06/01/22	650	616
Prime Security Services Borrower LLC			4.750% due 01/15/24	765	654
Term Loan B1			RP Crown Parent LLC
3.984% due 05/02/22 (Ê)	1,521	1,528	7.375% due 10/15/24 (Þ)	5,560	5,810
Primeline Utility Services LLC 1st Lien			Safeway, Inc.
Term Loan B			7.250% due 02/01/31	1,385	1,274
6.811% due 11/12/22 (Ê)	374	372	Salem Media Group, Inc.
Procter & Gamble Co. (The)			6.750% due 06/01/24 (Þ)	1,480	1,536
1.581% due 11/01/19 (Ê)	559	564	Sanchez Energy Corp.
Project Alpha Intermediate Holding, Inc.			Series WI
Term Loan B			6.125% due 01/15/23	1,200	982
4.810% due 04/18/24 (Ê)	1,000	998	Scientific Games International, Inc. Term
Prowler Acquisition Corp. 1st Lien Term			Loan B3
Loan			5.234% due 10/01/21 (Ê)	2,000	2,002
0.000% due 01/28/20 (Ê)(v)	981	848	SCS Holdings, Inc. Term Loan
PSPC Escrow Corp.			0.000% due 10/30/22 (Ê)(v)	463	466
Series REGS			Sealed Air Corp.
6.000% due 02/01/23	1,495	1,860	6.875% due 07/15/33 (Þ)	300	348
PulteGroup, Inc.			SESAC Holdco II LLC 1st Lien Term
6.000% due 02/15/35	650	666	Loan
QCP SNF West/Central/East REIT LLC			4.484% due 02/13/24 (Ê)	125	125
8.125% due 11/01/23 (Þ)	2,380	2,440	SESAC Holdco II LLC 2nd Lien Term
Quest Software US Holdings, Inc. Term			Loan
Loan B			8.484% due 02/10/25	500	500
5.257% due 10/31/22 (Ê)	1,736	1,763	SESI LLC
Quikrete Holdings, Inc. 1st Lien Term			7.125% due 12/15/21	820	825
Loan B			Signode Industrial Group US, Inc. 1st
3.984% due 11/15/23 (Ê)	499	500	Lien Term Loan B
Qwest Capital Funding, Inc.			3.984% due 05/01/21 (Ê)	1,199	1,203
7.750% due 02/15/31	400	370	Simmons Foods, Inc.
Rackspace Hosting, Inc. Term Loan B			7.875% due 10/01/21 (Þ)	2,440	2,602
4.172% due 11/03/23 (Ê)	1,995	2,007	Sirius XM Radio, Inc.
Radio One, Inc.			5.000% due 08/01/27 (Þ)	3,374	3,446
7.375% due 04/15/22 (Þ)	425	440	SIRVA Worldwide, Inc. Term Loan
Radio One, Inc. 1st Lien Term Loan B			7.800% due 11/14/22	498	500
5.300% due 04/05/23 (Ê)	499	492	SM Energy Co.
RBS Capital Trust B			5.000% due 01/15/24	140	130
6.800% due 12/31/49 (ƒ)	1,000	1,017	5.625% due 06/01/25	495	463
Real Alloy Holding, Inc.			Series WI
10.000% due 01/15/19 (Þ)	5,010	4,847	6.125% due 11/15/22	315	309
RegionalCare Hospital Partners			Solarwinds Holdings, Inc. 1st Lien Term
Holdings, Inc.			Loan
8.250% due 05/01/23 (Þ)	6,915	7,434	4.734% due 02/05/23 (Ê)	1,232	1,241
RentPath, Inc. 1st Lien Term Loan			Solera LLC / Solera Finance, Inc.
6.490% due 12/17/21 (Ê)	1,000	1,001	10.500% due 03/01/24 (Þ)	480	552
Republic of Armenia International Bond			Solera LLC Term Loan B
Series REGS			4.507% due 03/04/23 (Ê)	466	468
6.000% due 09/30/20	1,000	1,053	Southwestern Energy Co.
Resolute Energy Corp.			5.800% due 01/23/20	325	336
8.500% due 05/01/20	2,010	2,030	6.700% due 01/23/25	1,180	1,162

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 137

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sprint Capital Corp.			4.557% due 10/16/20 (Ê)	713	713
6.875% due 11/15/28	3,720	4,055	Toyota Auto Receivables Owner Trust
Sprint Communications, Inc. 1st Lien			Series 2015-A Class A3
Term Loan B			1.120% due 02/15/19	571	571
3.750% due 02/02/24 (Ê)	1,247	1,251	Toyota Motor Credit Corp.
Station Casinos LLC 1st Lien Term			Series MTN
Loan B			1.564% due 01/09/19 (Ê)	265	266
3.730% due 06/08/23 (Ê)	374	375	Trader Corp. Term Loan B
Steak n Shake Operations, Inc. Term			4.545% due 09/28/23 (Ê)	998	997
Loan
4.990% due 03/19/21 (Ê)	1,085	1,075	Trans Union LLC Term 1st Lien Loan B2
Sterigenics-Nordion Holdings LLC Term			3.734% due 04/09/21 (Ê)	497	498
			Transdigm Group, Inc. 1st Lien Term
Loan B			Loan F
4.234% due 05/15/22 (Ê)	1,487	1,487
SunCoke Energy Partners, LP / SunCoke			4.234% due 06/09/23 (Ê)	747	750
Energy Partners Finance Corp.			TransDigm, Inc.
7.500% due 06/15/25 (Þ)	1,600	1,648	6.500% due 07/15/24	120	127
Surgery Center Holdings, Inc.			6.500% due 05/15/25	850	895
8.875% due 04/15/21 (Þ)	2,030	2,203	Series WI
6.750% due 07/01/25 (Þ)	4,020	4,131	6.375% due 06/15/26	7,020	7,336
Surgery Center Holdings, Inc. Term			Transocean, Inc.
Loan B			5.800% due 10/15/22	1,100	1,040
0.000% due 06/06/24 (Ê)(v)	250	252	7.500% due 04/15/31	190	155
Symantec Corp.			6.800% due 03/15/38	1,040	775
3.950% due 06/15/22	1,000	1,037	Tribune Co. Term Loan B
Talbots, Inc. (The) 1st Lien Term Loan			4.234% due 01/27/24 (Ê)	396	397
5.734% due 03/17/20 (Ê)	1,642	1,538	Tribune Media Co. 1st Lien Term Loan B
Talen Energy Supply LLC			4.234% due 12/27/20 (Ê)	32	32
4.600% due 12/15/21	1,250	1,000	Triumph Group, Inc.
TCH 2 Holdings LLC Term Loan			5.250% due 06/01/22	150	141
5.234% due 05/12/21 (Ê)	1,364	1,371	TruGreen, LP 1st Lien Term Loan
Tempo Acquisition LLC / Tempo			6.724% due 04/13/23 (Ê)	986	991
Acquisition Finance Corp.			UFC Holdings LLC 1st Lien Term Loan
6.750% due 06/01/25 (Þ)	1,220	1,266	4.480% due 08/18/23 (Ê)	1,985	1,996
Tempo Acquisition LLC Term Loan B			United Airlines, Inc. Term Loan B
4.227% due 05/01/24 (Ê)	500	504	3.561% due 03/21/24 (Ê)	249	251
Tender Option Bond Trust Receipts/			United Rentals (North America), Inc.
Certificates General Obligation			4.875% due 01/15/28	89	89
Unlimited			United States Treasury Notes
1.470% due 08/01/49 (Ê)(Þ)	1,300	1,300	1.000% due 10/15/19	800	793
Tenet Healthcare Corp.			US Bancorp
4.625% due 07/15/24 (Þ)	1,580	1,572	Series MTN
Series WI			1.714% due 04/25/19 (Ê)	1,000	1,006
6.750% due 06/15/23	5,920	5,861	US Bank
TerraForm AP Acquisition Holdings LLC			1.633% due 01/24/20 (Ê)	1,900	1,907
Term Loan B			US Renal Care, Inc. 2nd Lien Term Loan
5.796% due 06/26/22 (Ê)	1,473	1,499	0.000% due 11/16/23 (Ê)(v)	1,471	1,426
THC Escrow Corp. III			USI, Inc. Term Loan B
7.000% due 08/01/25 (Þ)	1,960	1,934	4.180% due 04/06/24 (Ê)	500	498
The Nature's Bounty Co. 1st Lien Term
			USIC Holdings, Inc. Term Loan B
Loan B			4.923% due 12/08/23	498	501
4.796% due 05/05/23 (Ê)	495	495
			USIS Merger Sub, Inc.
TIBCO Software, Inc.			6.875% due 05/01/25 (Þ)	4,124	4,268
11.375% due 12/01/21 (Þ)	2,521	2,770	UTEX Industries, Inc. Covenant-Lite 1st
TierPoint LLC Term Loan			Lien Term Loan B
8.484% due 05/05/25 (Ê)	1,360	1,387	5.234% due 05/22/21 (Ê)	1,164	1,039
TKC Holdings, Inc. 1st Lien Term Loan			UTEX Industries, Inc. Covenant-Lite
4.672% due 02/01/23 (Ê)	499	502	2nd Lien Term Loan B
TKC Holdings, Inc. 2nd Lien Term Loan			8.484% due 05/22/22 (Ê)	890	785
9.234% due 02/01/24 (Ê)	500	500	Valeant Pharmaceuticals International,
T-Mobile USA, Inc.			Inc.
6.000% due 03/01/23	900	953	6.500% due 03/15/22 (Þ)	113	119
6.375% due 03/01/25	610	657	7.000% due 03/15/24 (Þ)	1,075	1,145
TMS International Corp. Term Loan B			6.125% due 04/15/25 (Þ)	3,250	2,767

See accompanying notes which are an integral part of this quarterly report.

138 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Valeant Pharmaceuticals International,			9.875% due 06/20/22 (Þ)	UYU	9,430	355
Inc. Term Loan B			9.875% due 06/20/22	UYU	9,790	368
5.980% due 04/02/22 (Ê)	684	697				723
Varsity Brands, Inc. 1st Lien Term Loan			Venezuela, Bolivarian Republic of - 0.7%
4.730% due 12/11/21 (Ê)	1,219	1,232	Petroleos de Venezuela SA
Verdesian Life Sciences LLC Term Loan			5.375% due 04/12/27		10,000	3,259
6.311% due 07/01/20 (Ê)	1,271	1,042	Series REGS
VeriSign, Inc.			9.000% due 11/17/21		3,150	1,241
4.750% due 07/15/27 (Þ)	1,826	1,853	6.000% due 05/16/24		13,000	4,306
Verizon Communications, Inc.			5.500% due 04/12/37		2,150	700
2.037% due 06/17/19 (Ê)	2,910	2,936	Venezuela Government International
Vertiv Group Corp.			Bond
9.250% due 10/15/24 (Þ)	1,905	2,105	13.625% due 08/15/18		500	300
Vince LLC 1st Lien Term Loan B			Series REGS
6.179% due 11/27/19 (Ê)	257	231	7.000% due 12/01/18		3,000	1,515
Vizient, Inc.			7.750% due 10/13/19		2,000	845
10.375% due 03/01/24 (Þ)	2,190	2,532
Walt Disney Co. (The)						12,166
1.413% due 06/05/20 (Ê)	4,200	4,202	Vietnam - 0.1%
Wastequip LLC Term Loan			Vietnam Government International Bond
5.734% due 08/09/19 (Ê)	237	237	6.750% due 01/29/20 (Þ)		1,500	1,635

Watco Cos. LLC / Watco Finance Corp.			Virgin Islands, British - 0.1%
6.375% due 04/01/23 (Þ)	1,610	1,686
			Chalco Hong Kong Investment Co. , Ltd.
Weatherford International, Ltd.			4.250% due 12/29/49 (ƒ)		700	708
4.500% due 04/15/22	400	368
6.500% due 08/01/36	1,300	1,144	Franshion Development, Ltd.
			Series REGS
6.750% due 09/15/40	585	521	6.750% due 04/15/21		890	993
Wells Fargo & Co.
2.558% due 03/04/21 (Ê)	1,500	1,544				1,701
WESCO Distribution, Inc.			Total Long-Term Fixed Income
Series WI			Investments
5.375% due 06/15/24	238	250	(cost $1,408,959)			1,449,041
Western Digital Corp.
Series WI			Common Stocks - 0.0%
10.500% due 04/01/24	890	1,054	United States - 0.0%
William Morris Endeavor Entertainment			Education Management Corp. (Æ)(Þ)		4,460,190	—
LLC 1st Lien Term Loan			Millennium Health LLC(Æ)		14,862	22
4.490% due 05/06/21 (Ê)	1,455	1,464

Williams Cos. , Inc. (The)			Total Common Stocks
4.550% due 06/24/24	1,170	1,212
5.750% due 06/24/44	715	744	(cost $435)			22
World Endurance Holdings 1st Lien
Term Loan			Preferred Stocks - 0.4%
5.546% due 06/26/21 (Ê)	722	725	Netherlands - 0.1%
WPX Energy, Inc.			Aegon NV(Æ)		10,000	262
7.500% due 08/01/20	2,010	2,151	ING Groep NV(Æ)		87,740	2,289
Xerium Technologies, Inc.						2,551
Series WI
9.500% due 08/15/21	2,030	2,142	Spain - 0.0%
York Risk Services Group, Inc.			Santander Finance Preferred SAU(Æ)		15,850	409
Covenant-Lite Term Loan B
0.000% due 10/01/21 (Ê)(v)	500	495	United Kingdom - 0.1%
Yum! Brands, Inc.			HSBC Holdings PLC(Æ)		36,780	967
3.875% due 11/01/23	1,500	1,496
4.750% due 06/01/27 (Þ)	87	90	United States - 0.2%
6.875% due 11/15/37	300	326	Citigroup Capital XIII(Æ)		25,925	708
Zachry Holdings, Inc.			Deutsche Bank Contingent Capital Trust
7.500% due 02/01/20 (Þ)	1,025	1,062	II(Æ)		19,792	508
Zayo Group LLC / Zayo Capital Inc.			Deutsche Bank Contingent Capital Trust
5.750% due 01/15/27 (Þ)	1,567	1,661	III(Æ)		15,000	395
		604,246	Education Management Corp. (Æ)		2,128	—
Uruguay - 0.0%
Uruguay Government International Bond

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 139

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal	Fair
	Amount ($)			Value		Amount ($)		Value
	or Shares			$		or Shares		$
Sequa Corp. (Æ)		2,095		2,095	3.000% due 07/16/18		1,000	1,014
				3,706	Toronto-Dominion Bank
					1.408% due 06/20/18 (Ê)(~)		3,400	3,400
Total Preferred Stocks					Total Capital Canada, Ltd.
(cost $7,715)				7,633	1.450% due 01/15/18		4,000	4,000
								11,650
Options Purchased - 0.1%					France - 0.0%
(Number of Contracts)
Cross Currency Options					Sanofi
(CLP/USD)					1.250% due 04/10/18		500	499
Oct 2017 655.00 Put (3)	USD	9,508	(ÿ)	164	Germany - 0.0%
Cross Currency Options					KfW
(INR/USD)
Sep 2017 66.50 Call (1)	USD	4,740	(ÿ)	6	1.455% due 12/29/17 (Ê)		710	710
Oct 2017 66.17 Call (1)	USD	780	(ÿ)	3	Ghana - 0.0%
Cross Currency Options					Ghana Government International Bond
(MXN/USD)					Series 3YR
Aug 2017 20.21 Call (1)	USD	900	(ÿ)	—
Aug 2017 18.50 Put (1)	USD	11,280	(ÿ)	430	23.230% due 02/19/18	GHS	500	116
Aug 2017 20.21 Put (1)	USD	900	(ÿ)	118	22.490% due 04/23/18	GHS	160	37
Cross Currency Options
(MYR/USD)					23.470% due 05/21/18	GHS	430	101
Aug 2017 4.35 Put (3)	USD	7,800	(ÿ)	139				254
Cross Currency Options					Italy - 0.1%
(PZE/EUR)
Jul 2018 4.20 Put (1)	EUR	8,074	(ÿ)	111	Banco do Brasil SA
Total Options Purchased					Series REGS
(cost $587)				971	3.750% due 07/25/18	EUR	1,200	1,458
Warrants & Rights - 0.0%					Japan - 0.2%
United States - 0.0%					Mizuho Bank, Ltd.
Education Management Corp. (Æ)					1.424% due 02/14/18 (Ê)(~)		3,800	3,800
2021 Warrants		1,564,221		—	Luxembourg - 0.3%
Foresight Energy, LP(Å)(Æ)					Gazprom
2017 Warrants		13,090		520	3.700% due 07/25/18	EUR	1,200	1,460
					International Automotive Components
Total Warrants & Rights					Group SA
(cost $—)				520	9.125% due 06/01/18 (Þ)		2,004	1,954
					Telecom Italia Capital SA
Short-Term Investments - 13.0%					6.999% due 06/04/18		1,419	1,477
Argentina - 0.0%								4,891
Argentine Bonos del Tesoro					Poland - 0.0%
22.750% due 03/05/18	ARS	1,030		63	Poland Government International Bond
Republic of Aregentina Governemnt					Series 0718
International Bond					2.500% due 07/25/18	PLN	1,860	522
22.794% due 03/01/18 (Ê)	ARS	7,300		425	United Kingdom - 0.0%
				488	Barclays Bank PLC
Australia - 0.3%					1.133% due 08/09/17 (ç)(~)		700	700
Commonwealth Bank of Australia					Privatbank CJSC Via UK SPV Credit
1.374% due 07/09/18 (~)		4,900		4,901	Finance PLC
Belgium - 0.1%					10.250% due 01/23/18 (Ø)		1,240	261
Anheuser-Busch InBev Worldwide, Inc.								961
1.671% due 01/02/18 (Þ)(~)		1,000		994	United States - 11.1%
Brazil - 0.0%					American Express Credit Corp.
Nota do Tesouro Nacional
Series NTNF					1.587% due 09/22/17 (Ê)		2,000	2,001
10.000% due 01/01/18	BRL	1,500		488	Apple, Inc.
Canada - 0.7%					1.561% due 05/03/18 (Ê)		1,437	1,440
Bank of Nova Scotia					AT&T, Inc.
2.025% due 03/28/18 (Ê)(~)		280		281	5.600% due 05/15/18		440	453
Bank of Nova Scotia (The)					Atlantic Asset Securitization LLC
1.698% due 06/11/18 (Ê)		1,700		1,705	0.055% due 08/18/17 (ç)(Þ)(~)		3,300	3,298
Canadian Imperial Bank of Commerce					Avaya, Inc. 1st Lien Term Loan B4
1.694% due 07/13/18 (Ê)		1,250		1,250	8.724% due 01/23/18 (Ê)		553	568
Province of Ontario Canada					Bank of America Corp.

See accompanying notes which are an integral part of this quarterly report.

140 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$		or Shares			$
2.000% due 01/11/18	1,000	1,002	0.420% due 09/15/17 (ç)(Þ)(~)		3,000		2,995
Series MTN			Toyota Motor Credit Corp.
2.357% due 03/22/18 (Ê)	659	663	Series MTN
Barton Capital Corp.			1.468% due 12/05/17 (Ê)		250		250
1.181% due 08/15/17 (ç)(Þ)(~)	1,600	1,599	Transocean, Inc.
0.138% due 09/12/17 (ç)(~)	1,650	1,648	6.000% due 03/15/18		276		281
Cancara Asset Securitisation LLC			U. S. Cash Management Fund		100,873,785	(8)	100,884
0.152% due 09/18/17 (ç)(~)	3,300	3,294	United States Treasury Bills
Chariot Funding LLC			0.231% due 11/09/17 (§)(ç)(~)		22,700		22,633
1.378% due 11/20/17 (Þ)(~)	1,500	1,494	Victory Receivables Corp.
1.425% due 01/02/18 (Þ)(~)	1,500	1,491	0.010% due 08/04/17 (ç)(Þ)(~)		1,300		1,300
Charta LLC			Vodafone Group PLC
1.339% due 09/28/17 (ç)(Þ)(~)	1,000	998	1.608% due 09/05/17 (ç)(Þ)(~)		2,250		2,246
Chevron Corp.			Wells Fargo & Co.
1.680% due 05/16/18 (Ê)	1,500	1,506	1.943% due 04/23/18 (Ê)		800		803
Citigroup, Inc.							188,651
2.007% due 04/27/18 (Ê)	3,479	3,490	Uruguay - 0.1%
			Uruguay Government International Bond
Concord Minutemen Capital Co. LLC			Series 7
1.181% due 08/17/17 (ç)(Þ)(~)	2,500	2,499	13.250% due 04/08/18	UYU	5,970		216
Danske Corp.			Uruguay Monetary Regulation Bills
Series A			Series 0001
1.745% due 02/16/18 (Þ)(~)	1,485	1,471	3.659% due 04/05/18 (~)	UYU	3,580		119
Eni Finance USA, Inc.
1.419% due 08/28/17 (ç)(Þ)(~)	500	499	4.169% due 06/01/18 (~)	UYU	2,640		87
			Uruguay Treasury Bills
Exxon Mobil Corp.			Series 0001
1.252% due 03/01/18 (Ê)	2,000	2,000	12.759% due 02/08/18	UYU	6,930		234
General Mills, Inc.
0.054% due 08/17/17 (ç)(Þ)(~)	700	700	12.834% due 03/08/18 (~)	UYU	9,727		326
Gotham Funding Corp.							982
0.074% due 08/24/17 (ç)(~)	3,300	3,297	Venezuela, Bolivarian Republic of - 0.1%
			Petroleos de Venezuela SA
Honda Auto Receivables Owner Trust			Series REGS
Series 2014-2 Class A3			8.500% due 11/02/17
0.770% due 03/19/18	45	45	Total Short-Term Investments		1,333		1,017
HSBC USA, Inc.			(cost $223,149)				222,266
1.313% due 12/15/17 (Ê)(Þ)(~)	2,300	2,303
Inter-American Development Bank
Series GMTN			Total Investments 98.4%
1.236% due 10/15/17 (Ê)	1,500	1,500	(identified cost $1,640,845)				1,680,453
International Business Machines Corp.
1.631% due 08/18/17 (Ê)	1,250	1,250	Other Assets and Liabilities, Net
1.125% due 02/06/18	500	500	- 1.6%				26,528
JPMorgan Chase & Co.			Net Assets - 100.0%				1,706,981
2.000% due 08/15/17	3,500	3,501
Manhattan Asset Funding Co. LLC
1.193% due 08/24/17 (ç)(Þ)(~)	500	500
1.210% due 08/28/17 (ç)(Þ)(~)	1,000	999
Merck & Co. , Inc.
1.541% due 05/18/18 (Ê)	2,275	2,281
Optima Specialty Steel, Inc. Delayed
Draw Term Loan
11.320% due 10/31/17 (Å)	4,280	4,280
Optima Specialty Steel, Inc.
Replacement DIP Term Loan
11.210% due 10/31/17 (Å)	3,420	3,420
PetSmart, Inc. Bridge Term Loan
1.000% due 01/24/18	1,275	1,269
Sheffield Receivables Corp.

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 141

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
1.9%
CaixaSabadell Preferentes SAU	12/15/16	EUR	800,000	78.11	625	793
Century Aluminum Co.	09/21/15		7,685,000	99.14	7,619	7,925
Foresight Energy, LP	08/26/16		13,090	—	—	520
FPC Holdings, Inc. 2nd Lien Term Loan	05/23/13		1,079,769	98.00	1,058	1,010
GNB - Companhia de Seguros de Vida SA	01/10/17	EUR	130,000	53.57	70	62
GNB - Companhia de Seguros de Vida SA	01/17/17	EUR	200,000	72.74	145	142
La Mondiale SAM	05/27/16	EUR	920,000	96.47	888	958
La Mondiale SAM	11/23/16	EUR	300,000	95.21	286	309
Macif SA	11/24/16	EUR	1,448,000	92.88	1,345	1,457
Optima Specialty Steel, Inc. Delayed Draw Term Loan	03/06/17		4,280,000	100.00	4,280	4,280
Optima Specialty Steel, Inc. Replacement DIP Term Loan	03/01/17		3,420,000	100.00	3,420	3,420
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc.	04/12/17		5,140,000	95.35	4,901	5,037
Oschadbank Via SSB #1 PLC	12/10/15		2,800,000	74.25	2,079	2,548
Patterson Co. 2nd Lien Term Loan	08/14/15		3,490,000	99.00	3,455	3,420
Santander Perpetual SAU	05/09/16		170,000	98.02	167	168
Sparekassen Sjaelland-Fyn AS	04/04/16	DKK	1,000,000	15.28	153	170
						32,219
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	1,427	AUD	184,018	09/17	(2,483)
Euro-Bobl Futures	264	EUR	35,658	09/17	597
Euro-Bund Futures	21	EUR	3,401	09/17	(58)
Euro-Schatz Futures	98	EUR	10,983	09/17	(3)
United Kingdom Long Gilt Futures	20	GBP	2,520	09/17	(43)
United States 2 Year Treasury Note Futures	381	USD	82,427	09/17	2
United States 5 Year Treasury Note Futures	924	USD	109,169	09/17	(12)
United States 10 Year Treasury Note Futures	2,185	USD	275,071	09/17	(149)
United States Long Bond Futures	237	USD	36,254	09/17	(111)
United States Ultra Treasury Bond Futures	25	USD	3,877	09/17	5
Short Positions
Euro-Bobl Futures	18	EUR	2,377	09/17	(9)
Euro-Bund Futures	818	EUR	132,475	09/17	2,316
United Kingdom Long Gilt Futures	784	GBP	98,800	09/17	1,760
United States 5 Year Treasury Note Futures	12	USD	1,418	09/17	—
United States 10 Year Treasury Note Futures	27	USD	3,399	09/17	—
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,812

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (CLP/USD)	Put	3	640.00	USD	9,508	10/19/17	(61)
Cross Currency Options (INR/USD)	Put	1	64.30	USD	4,740	09/27/17	(29)
Cross Currency Options (INR/USD)	Put	1	63.92	USD	780	10/30/17	(4)
Total Liability for Options Written (premiums received $78)							(94)

See accompanying notes which are an integral part of this quarterly report.

142 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Transactions in options written contracts for the period ended July 31, 2017 were as follows:
Number of		Premiums
	Contracts	Received
Outstanding October 31, 2016	—	$—
Opened	10	199
Closed	(4)	(107)
Expired	(1)	(14)
Outstanding July 31, 2017	5	$78

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,016	BRL	3,426	08/23/17	78
Bank of America	USD	1,654	BRL	5,224	08/23/17	14
Bank of America	USD	527	COP	1,599,534	09/13/17	6
Bank of America	USD	1,040	COP	3,243,760	09/13/17	41
Bank of America	USD	66	CZK	1,493	08/23/17	2
Bank of America	USD	2,884	CZK	67,639	08/23/17	190
Bank of America	USD	5,690	CZK	134,937	08/23/17	443
Bank of America	USD	569	CZK	13,277	11/03/17	37
Bank of America	USD	193	EUR	164	08/24/17	1
Bank of America	USD	545	EUR	468	08/24/17	10
Bank of America	USD	60	HUF	16,049	08/23/17	2
Bank of America	USD	2,909	HUF	801,667	08/23/17	215
Bank of America	USD	5,655	HUF	1,573,869	08/23/17	480
Bank of America	USD	280	KRW	322,851	01/12/18	9
Bank of America	USD	217	MXN	3,838	08/23/17	(2)
Bank of America	USD	858	MXN	15,707	08/23/17	22
Bank of America	USD	1,651	MXN	31,355	08/23/17	104
Bank of America	USD	2,909	PLN	11,060	08/23/17	167
Bank of America	USD	5,647	PLN	21,416	08/23/17	309
Bank of America	USD	915	RUB	53,697	08/23/17	(21)
Bank of America	USD	1,641	RUB	94,485	08/23/17	(67)
Bank of America	USD	887	RUB	55,555	01/10/18	12
Bank of America	USD	23	TRY	82	08/23/17	—
Bank of America	USD	76	TRY	273	08/23/17	1
Bank of America	USD	901	TRY	3,230	08/23/17	10
Bank of America	USD	1,629	TRY	5,940	08/23/17	47
Bank of America	USD	3,002	TRY	10,765	08/23/17	35
Bank of America	USD	5,430	TRY	19,798	08/23/17	155
Bank of America	USD	728	TRY	2,637	09/19/17	10
Bank of America	USD	92	TRY	351	01/31/18	3
Bank of America	USD	414	TRY	1,592	01/31/18	15
Bank of America	USD	483	TRY	1,836	01/31/18	13
Bank of America	USD	817	TRY	3,143	01/31/18	30
Bank of America	USD	1,010	TRY	3,843	01/31/18	26
Bank of America	USD	1,044	TRY	3,993	01/31/18	33
Bank of America	USD	310	TWD	9,472	01/12/18	5
Bank of America	USD	853	ZAR	11,104	08/23/17	(14)
Bank of America	USD	1,664	ZAR	22,175	08/23/17	13
Bank of America	BRL	11,418	USD	3,386	08/23/17	(261)
Bank of America	BRL	17,414	USD	5,514	08/23/17	(48)
Bank of America	CLP	414,997	USD	624	11/24/17	(13)
Bank of America	COP	3,175,645	USD	1,030	09/13/17	(28)
Bank of America	CZK	4,977	USD	219	08/23/17	(7)
Bank of America	CZK	20,292	USD	865	08/23/17	(57)
Bank of America	CZK	40,481	USD	1,707	08/23/17	(133)
Bank of America	EUR	164	USD	193	08/01/17	(1)
Bank of America	EUR	223	USD	260	08/24/17	(4)
Bank of America	EUR	20,486	USD	23,925	08/24/17	(354)
Bank of America	GBP	20,472	USD	26,611	08/24/17	(419)
Bank of America	HUF	53,497	USD	201	08/23/17	(8)

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 143

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HUF	240,500	USD	873	08/23/17	(65)
Bank of America	HUF	472,161	USD	1,696	08/23/17	(144)
Bank of America	HUF	70,989	USD	249	11/06/17	(29)
Bank of America	HUF	141,977	USD	498	11/06/17	(57)
Bank of America	IDR	41,673,566	USD	3,105	08/23/17	(18)
Bank of America	IDR	73,686,166	USD	5,494	08/23/17	(29)
Bank of America	IDR	18,145,129	USD	1,337	12/27/17	(2)
Bank of America	MXN	1,151	USD	65	08/23/17	1
Bank of America	MXN	52,356	USD	2,859	08/23/17	(72)
Bank of America	MXN	104,516	USD	5,505	08/23/17	(346)
Bank of America	PLN	519	USD	142	08/23/17	(3)
Bank of America	RUB	178,991	USD	3,051	08/23/17	69
Bank of America	RUB	314,951	USD	5,470	08/23/17	223
Bank of America	TWD	28,693	USD	944	08/23/17	(7)
Bank of America	TWD	49,962	USD	1,665	08/23/17	10
Bank of Montreal	USD	4,428	AUD	5,587	08/23/17	41
Bank of Montreal	USD	10,186	EUR	8,681	08/08/17	93
Bank of Montreal	USD	2,409	GBP	1,836	08/08/17	14
Bank of Montreal	AUD	10,800	SEK	70,132	08/28/17	62
Bank of Montreal	AUD	26,073	USD	20,373	08/23/17	(481)
Bank of Montreal	EUR	8,681	USD	10,202	09/08/17	(93)
Bank of Montreal	GBP	1,836	USD	2,411	09/08/17	(14)
Bank of Montreal	NOK	118,784	USD	14,601	08/23/17	(514)
Barclays	USD	387	BRL	1,300	09/15/17	26
Barclays	USD	541	BRL	1,816	09/15/17	37
Barclays	USD	258	CAD	324	10/05/17	2
Barclays	USD	388	CAD	486	10/05/17	2
Barclays	USD	388	CAD	487	10/05/17	3
Barclays	USD	87	CAD	109	10/12/17	—
Barclays	USD	129	CAD	161	10/12/17	1
Barclays	USD	343	CAD	427	10/12/17	—
Barclays	USD	447	CLP	301,166	11/24/17	15
Barclays	USD	580	CLP	394,690	11/24/17	26
Barclays	USD	560	COP	1,718,330	08/18/17	14
Barclays	USD	383	COP	1,124,900	09/13/17	(8)
Barclays	USD	803	COP	2,438,439	09/13/17	9
Barclays	USD	569	CZK	13,277	11/03/17	37
Barclays	USD	3,690	CZK	89,970	11/03/17	418
Barclays	USD	1,572	HUF	421,723	08/18/17	71
Barclays	USD	131	HUF	34,310	11/06/17	3
Barclays	USD	144	HUF	37,484	11/06/17	2
Barclays	USD	146	HUF	38,151	11/06/17	3
Barclays	USD	205	HUF	53,354	11/06/17	4
Barclays	USD	208	HUF	54,072	11/06/17	3
Barclays	USD	293	HUF	76,176	11/06/17	5
Barclays	USD	232	IDR	3,386,278	11/27/17	19
Barclays	USD	233	IDR	3,391,186	11/27/17	18
Barclays	USD	233	IDR	3,391,186	11/27/17	18
Barclays	USD	677	IDR	10,018,112	11/27/17	65
Barclays	USD	343	IDR	5,040,630	12/04/17	30
Barclays	USD	344	IDR	5,039,603	12/04/17	29
Barclays	USD	334	IDR	4,752,435	12/13/17	17
Barclays	USD	392	IDR	5,570,441	12/13/17	20
Barclays	USD	527	IDR	7,461,260	12/13/17	24
Barclays	USD	388	IDR	5,540,707	12/14/17	21
Barclays	USD	240	IDR	3,253,680	12/27/17	—
Barclays	USD	312	IDR	4,485,413	12/27/17	19
Barclays	USD	385	IDR	5,540,707	12/27/17	24
Barclays	USD	450	IDR	6,482,761	12/27/17	28
Barclays	USD	1,235	IDR	17,784,136	12/27/17	77
Barclays	USD	59	IDR	841,489	01/05/18	3
Barclays	USD	99	IDR	1,411,344	01/05/18	5
Barclays	USD	113	IDR	1,605,543	01/05/18	5

See accompanying notes which are an integral part of this quarterly report.

144 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	USD	266	IDR	3,642,095	01/05/18	3
Barclays	USD	286	IDR	4,039,329	01/05/18	12
Barclays	USD	294	IDR	4,170,853	01/08/18	14
Barclays	USD	25	IDR	342,000	03/20/18	—
Barclays	USD	2,310	INR	158,061	08/16/17	150
Barclays	USD	420	INR	27,225	11/01/17	—
Barclays	USD	122	INR	8,008	01/05/18	1
Barclays	USD	162	INR	10,702	01/05/18	2
Barclays	USD	166	INR	10,913	01/05/18	2
Barclays	USD	132	KRW	146,683	01/08/18	—
Barclays	USD	477	KRW	529,553	01/08/18	(3)
Barclays	USD	132	KRW	146,716	01/12/18	—
Barclays	USD	136	KRW	151,412	01/12/18	(1)
Barclays	USD	136	KRW	151,835	01/12/18	—
Barclays	USD	136	KRW	151,671	01/12/18	(1)
Barclays	USD	381	MXN	6,808	08/18/17	1
Barclays	USD	615	MYR	2,640	08/21/17	2
Barclays	USD	1,032	MYR	4,394	09/15/17	(7)
Barclays	USD	896	PLN	3,325	08/18/17	28
Barclays	USD	568	RON	2,226	08/18/17	10
Barclays	USD	1,042	RON	4,164	08/18/17	40
Barclays	USD	1,583	RUB	95,638	10/05/17	(6)
Barclays	USD	2,575	THB	87,187	10/19/17	46
Barclays	USD	729	TRY	2,637	09/19/17	10
Barclays	USD	137	TWD	4,146	01/08/18	1
Barclays	USD	300	TWD	9,000	01/08/18	—
Barclays	USD	725	TWD	21,765	01/08/18	—
Barclays	USD	113	TWD	3,396	01/12/18	—
Barclays	USD	197	TWD	5,934	01/12/18	1
Barclays	USD	197	TWD	5,938	01/12/18	1
Barclays	USD	361	ZAR	4,790	10/05/17	(1)
Barclays	USD	447	ZAR	5,850	10/05/17	(7)
Barclays	BRL	1,066	USD	336	09/15/17	(3)
Barclays	BRL	6,026	USD	1,788	10/03/17	(124)
Barclays	BRL	1,594	USD	472	11/03/17	(31)
Barclays	BRL	3,783	USD	1,080	02/09/18	(98)
Barclays	CAD	688	USD	521	10/05/17	(31)
Barclays	CAD	688	USD	522	10/12/17	(30)
Barclays	CLP	414,997	USD	625	11/24/17	(12)
Barclays	COP	278,866	USD	90	09/13/17	(3)
Barclays	EUR	1,544	USD	1,804	10/10/17	(30)
Barclays	HUF	68,042	USD	238	11/06/17	(28)
Barclays	HUF	70,989	USD	249	11/06/17	(29)
Barclays	HUF	141,977	USD	498	11/06/17	(57)
Barclays	IDR	6,482,761	USD	452	11/27/17	(28)
Barclays	IDR	13,704,000	USD	960	11/27/17	(55)
Barclays	IDR	17,784,136	USD	1,237	12/13/17	(77)
Barclays	IDR	5,540,707	USD	385	12/14/17	(24)
Barclays	IDR	2,861,250	USD	210	12/18/17	(1)
Barclays	IDR	8,253,000	USD	600	12/27/17	(9)
Barclays	IDR	18,145,129	USD	1,337	12/27/17	(2)
Barclays	IDR	1,278,765	USD	94	01/05/18	—
Barclays	IDR	1,708,474	USD	126	01/05/18	—
Barclays	IDR	1,721,479	USD	127	01/05/18	—
Barclays	IDR	1,735,188	USD	128	01/05/18	—
Barclays	IDR	4,405,440	USD	320	01/05/18	(5)
Barclays	INR	14,971	USD	230	08/16/17	(3)
Barclays	INR	22,600	USD	350	08/16/17	(2)
Barclays	INR	27,225	USD	417	01/05/18	—
Barclays	KRW	571,166	USD	501	01/08/18	(10)
Barclays	KRW	10,871	USD	10	01/12/18	—
Barclays	KRW	571,166	USD	501	01/12/18	(10)
Barclays	MXN	20,898	USD	1,170	08/08/17	(3)

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 145

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	PEN	3,582	USD	1,072	11/09/17	(23)
Barclays	RUB	26,692	USD	445	10/05/17	5
Barclays	THB	21,758	USD	654	10/19/17	—
Barclays	TRY	574	USD	160	09/19/17	(1)
Barclays	TWD	15,163	USD	500	01/08/18	(5)
Barclays	ZAR	19,479	USD	1,457	08/18/17	(17)
Barclays	ZAR	834	USD	64	10/05/17	1
BNP Paribas	EUR	1,230	USD	1,406	08/08/17	(51)
BNP Paribas	GBP	1,750	USD	2,274	08/08/17	(35)
Brown Brothers Harriman	USD	157	EUR	138	08/08/17	6
Brown Brothers Harriman	USD	721	EUR	630	08/08/17	25
Brown Brothers Harriman	USD	10,184	EUR	8,681	08/08/17	95
Brown Brothers Harriman	USD	130	GBP	100	08/08/17	2
Brown Brothers Harriman	USD	162	GBP	125	08/08/17	3
Brown Brothers Harriman	USD	2,409	GBP	1,836	08/08/17	14
Brown Brothers Harriman	EUR	8,681	USD	10,200	09/08/17	(95)
Brown Brothers Harriman	GBP	1,836	USD	2,411	09/08/17	(14)
Citibank	USD	145	ARS	2,576	08/01/17	1
Citibank	USD	342	ARS	5,711	08/01/17	(18)
Citibank	USD	541	BRL	1,816	09/15/17	37
Citibank	USD	96	CAD	120	10/05/17	1
Citibank	USD	96	CAD	120	10/05/17	—
Citibank	USD	141	CAD	176	10/12/17	1
Citibank	USD	380	CAD	478	10/12/17	4
Citibank	USD	447	CLP	300,831	11/24/17	15
Citibank	USD	383	COP	1,124,900	09/13/17	(8)
Citibank	USD	3,141	HUF	843,445	08/18/17	145
Citibank	USD	159	HUF	41,533	11/06/17	3
Citibank	USD	317	HUF	82,298	11/06/17	5
Citibank	USD	321	HUF	83,517	11/06/17	6
Citibank	USD	321	HUF	83,731	11/06/17	6
Citibank	USD	330	HUF	86,787	11/06/17	9
Citibank	USD	472	HUF	122,327	11/06/17	7
Citibank	USD	482	HUF	126,209	11/06/17	11
Citibank	USD	150	IDR	2,125,846	12/15/17	7
Citibank	USD	643	IDR	9,150,935	12/15/17	33
Citibank	USD	585	IDR	8,413,874	12/20/17	37
Citibank	USD	154	IDR	2,208,951	12/21/17	9
Citibank	USD	228	IDR	3,275,194	12/21/17	13
Citibank	USD	150	IDR	2,156,988	12/27/17	9
Citibank	USD	150	IDR	2,164,285	12/27/17	9
Citibank	USD	359	IDR	5,174,956	12/27/17	23
Citibank	USD	381	IDR	5,484,144	12/27/17	24
Citibank	USD	584	IDR	8,413,874	12/27/17	37
Citibank	USD	783	IDR	11,276,781	12/27/17	50
Citibank	USD	145	IDR	2,062,126	01/05/18	7
Citibank	USD	376	IDR	5,329,803	01/05/18	17
Citibank	USD	461	IDR	6,543,666	01/05/18	21
Citibank	USD	825	IDR	11,701,266	01/05/18	38
Citibank	USD	938	IDR	13,357,120	01/05/18	47
Citibank	USD	439	IDR	6,248,094	01/08/18	22
Citibank	USD	876	IDR	12,479,799	01/08/18	44
Citibank	USD	14,598	JPY	1,631,235	08/23/17	211
Citibank	USD	187	KRW	208,799	01/12/18	—
Citibank	USD	232	KRW	258,585	01/12/18	(1)
Citibank	USD	381	MXN	6,808	08/18/17	1
Citibank	USD	4,339	NZD	5,901	08/23/17	91
Citibank	USD	897	PLN	3,325	08/18/17	28
Citibank	USD	20,312	SEK	168,326	08/23/17	560
Citibank	USD	213	TWD	6,459	01/08/18	2
Citibank	USD	448	ZAR	5,850	10/05/17	(8)
Citibank	ARS	2,576	USD	150	08/01/17	4
Citibank	ARS	5,711	USD	321	08/01/17	(3)

See accompanying notes which are an integral part of this quarterly report.

146 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	ARS	4,444	USD	248	09/05/17	1
Citibank	ARS	4,459	USD	248	09/05/17	—
Citibank	ARS	9,185	USD	567	09/05/17	57
Citibank	ARS	10,874	USD	670	09/05/17	66
Citibank	ARS	4,541	USD	248	10/12/17	1
Citibank	CAD	688	USD	522	10/05/17	(31)
Citibank	CAD	688	USD	522	10/12/17	(30)
Citibank	DKK	28,139	USD	4,389	08/23/17	(95)
Citibank	IDR	11,276,781	USD	784	12/15/17	(49)
Citibank	IDR	8,413,874	USD	585	12/20/17	(37)
Citibank	IDR	5,484,144	USD	381	12/21/17	(24)
Citibank	IDR	2,234,439	USD	164	01/05/18	—
Citibank	INR	209,651	USD	3,260	08/16/17	(5)
Citibank	JPY	952,150	EUR	7,300	08/28/17	7
Citibank	JPY	2,283,729	USD	20,275	08/23/17	(458)
Citibank	KRW	571,166	USD	501	01/08/18	(10)
Citibank	KRW	571,166	USD	501	01/12/18	(10)
Citibank	MXN	39,344	USD	2,220	08/18/17	16
Citibank	PEN	1,222	USD	374	11/09/17	—
Citibank	PEN	2,691	USD	820	11/09/17	(3)
Citibank	RUB	147,904	USD	2,448	08/18/17	(18)
Citibank	SEK	36,070	USD	4,376	08/23/17	(96)
Citibank	TRY	1,277	USD	356	09/19/17	(2)
Citibank	TRY	2,602	USD	725	09/19/17	(3)
Citibank	TWD	15,163	USD	499	01/08/18	(6)
Citibank	TWD	30,325	USD	997	01/12/18	(13)
Citibank	ZAR	2,905	USD	220	10/05/17	2
Citibank	ZAR	7,067	USD	540	10/05/17	9
Citigroup	USD	902	ARS	15,000	09/05/17	(69)
Citigroup	USD	974	ARS	16,168	09/05/17	(75)
Citigroup	USD	274	IDR	3,763,731	01/05/18	3
Citigroup	HUF	70,989	USD	249	11/06/17	(29)
Citigroup	HUF	94,723	USD	332	11/06/17	(39)
Citigroup	HUF	141,977	USD	498	11/06/17	(57)
Citigroup	IDR	9,193,800	USD	660	01/05/18	(18)
Commonwealth Bank of Australia	USD	10,184	EUR	8,681	08/08/17	96
Commonwealth Bank of Australia	USD	14,629	EUR	12,613	08/23/17	319
Commonwealth Bank of Australia	USD	20,480	EUR	17,659	08/23/17	447
Commonwealth Bank of Australia	USD	2,409	GBP	1,836	08/08/17	13
Commonwealth Bank of Australia	EUR	8,681	USD	10,200	09/08/17	(96)
Commonwealth Bank of Australia	GBP	1,836	USD	2,412	09/08/17	(13)
Credit Agricole	EUR	9,810	USD	11,194	08/14/17	(427)
Credit Agricole	GBP	2,111	USD	2,718	08/14/17	(67)
HSBC	USD	300	HUF	85,191	11/06/17	33
HSBC	USD	1,172	MXN	21,573	08/18/17	37
JPMorgan Chase	USD	176	ARS	3,136	08/01/17	1
JPMorgan Chase	USD	176	ARS	3,136	09/05/17	(1)
JPMorgan Chase	USD	436	ARS	7,610	10/12/17	(23)
JPMorgan Chase	USD	387	BRL	1,300	09/15/17	26
JPMorgan Chase	USD	541	BRL	1,816	09/15/17	36
JPMorgan Chase	USD	281	CAD	352	10/05/17	2
JPMorgan Chase	USD	141	CAD	176	10/12/17	—
JPMorgan Chase	USD	279	CAD	347	10/12/17	(1)
JPMorgan Chase	USD	590	CAD	764	10/12/17	23
JPMorgan Chase	USD	330	CLP	215,589	11/24/17	1
JPMorgan Chase	USD	383	COP	1,124,900	09/13/17	(8)
JPMorgan Chase	USD	110	EUR	94	08/01/17	1
JPMorgan Chase	USD	570	HUF	153,127	11/06/17	29
JPMorgan Chase	USD	613	IDR	8,956,200	12/04/17	50
JPMorgan Chase	USD	300	IDR	4,331,631	12/27/17	19
JPMorgan Chase	USD	1,750	IDR	25,147,561	12/27/17	106
JPMorgan Chase	USD	183	IDR	2,589,652	01/05/18	8
JPMorgan Chase	USD	189	IDR	2,673,883	01/05/18	9

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 147

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	308	IDR	4,358,046	01/05/18	13
JPMorgan Chase	USD	135	IDR	1,862,676	03/20/18	1
JPMorgan Chase	USD	640	IDR	8,915,200	03/20/18	11
JPMorgan Chase	USD	556	INR	38,054	08/16/17	37
JPMorgan Chase	USD	713	INR	45,778	08/16/17	—
JPMorgan Chase	USD	4,740	INR	308,652	09/29/17	45
JPMorgan Chase	USD	420	INR	27,225	11/01/17	—
JPMorgan Chase	USD	122	INR	8,019	01/05/18	1
JPMorgan Chase	USD	340	INR	22,429	01/05/18	4
JPMorgan Chase	USD	273	KRW	303,679	01/08/18	(2)
JPMorgan Chase	USD	379	KRW	422,735	01/08/18	—
JPMorgan Chase	USD	148	KRW	164,866	01/12/18	(1)
JPMorgan Chase	USD	299	KRW	332,753	01/12/18	(1)
JPMorgan Chase	USD	316	KRW	352,159	01/12/18	—
JPMorgan Chase	USD	330	KRW	369,534	01/12/18	1
JPMorgan Chase	USD	381	MXN	6,808	08/18/17	—
JPMorgan Chase	USD	62	PEN	202	08/18/17	—
JPMorgan Chase	USD	896	PLN	3,325	08/18/17	28
JPMorgan Chase	USD	962	RON	3,770	08/18/17	17
JPMorgan Chase	USD	728	TRY	2,637	09/19/17	10
JPMorgan Chase	USD	294	TWD	8,832	01/08/18	—
JPMorgan Chase	USD	149	TWD	4,492	01/12/18	—
JPMorgan Chase	USD	149	TWD	4,489	01/12/18	—
JPMorgan Chase	USD	364	TWD	10,985	01/12/18	1
JPMorgan Chase	USD	361	ZAR	4,790	10/05/17	(2)
JPMorgan Chase	USD	447	ZAR	5,850	10/05/17	(8)
JPMorgan Chase	ARS	3,136	USD	179	08/01/17	1
JPMorgan Chase	BRL	489	USD	154	09/15/17	(1)
JPMorgan Chase	BRL	1,827	USD	560	09/15/17	(21)
JPMorgan Chase	BRL	6,189	USD	1,761	02/09/18	(165)
JPMorgan Chase	CAD	688	USD	521	10/05/17	(31)
JPMorgan Chase	CAD	688	USD	522	10/12/17	(30)
JPMorgan Chase	COP	605,600	USD	200	09/13/17	(2)
JPMorgan Chase	EUR	1,297	USD	1,516	10/10/17	(25)
JPMorgan Chase	IDR	25,147,561	USD	1,756	12/04/17	(106)
JPMorgan Chase	IDR	18,145,129	USD	1,338	12/27/17	(1)
JPMorgan Chase	IDR	1,281,120	USD	94	01/05/18	—
JPMorgan Chase	IDR	5,158,500	USD	380	01/05/18	—
JPMorgan Chase	INR	45,778	USD	707	11/01/17	—
JPMorgan Chase	INR	27,225	USD	417	01/05/18	—
JPMorgan Chase	KRW	571,166	USD	501	01/08/18	(10)
JPMorgan Chase	KRW	571,166	USD	501	01/12/18	(10)
JPMorgan Chase	PEN	993	USD	304	11/09/17	—
JPMorgan Chase	PEN	2,199	USD	658	11/09/17	(14)
JPMorgan Chase	RUB	13,206	USD	220	10/05/17	2
JPMorgan Chase	RUB	60,723	USD	1,015	10/05/17	14
JPMorgan Chase	RUB	34,681	USD	557	03/19/18	2
JPMorgan Chase	THB	20,000	USD	590	10/19/17	(11)
JPMorgan Chase	THB	66,635	USD	1,990	10/19/17	(13)
JPMorgan Chase	TRY	409	USD	110	01/31/18	—
JPMorgan Chase	TWD	15,163	USD	500	01/08/18	(5)
JPMorgan Chase	TWD	14,920	USD	491	01/12/18	(6)
JPMorgan Chase	ZAR	15,925	USD	1,226	08/18/17	21
Royal Bank of Canada	USD	10,185	EUR	8,681	08/08/17	94
Royal Bank of Canada	USD	2,410	GBP	1,836	08/08/17	13
Royal Bank of Canada	USD	14,551	GBP	11,122	08/23/17	133
Royal Bank of Canada	USD	20,041	ILS	71,333	08/23/17	5
Royal Bank of Canada	EUR	8,681	USD	10,202	09/08/17	(94)
Royal Bank of Canada	GBP	1,836	USD	2,412	09/08/17	(13)
Royal Bank of Canada	ILS	50,952	USD	14,315	08/23/17	(4)
Standard Chartered	USD	387	BRL	1,300	09/15/17	26
Standard Chartered	USD	541	BRL	1,816	09/15/17	37
Standard Chartered	USD	392	BRL	1,325	10/03/17	29

See accompanying notes which are an integral part of this quarterly report.

148 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	458	BRL	1,556	10/03/17	36
Standard Chartered	USD	513	BRL	1,628	10/03/17	3
Standard Chartered	USD	789	BRL	2,687	10/03/17	63
Standard Chartered	USD	1,538	BRL	5,186	10/03/17	107
Standard Chartered	USD	224	BRL	752	02/09/18	10
Standard Chartered	USD	445	BRL	1,495	02/09/18	21
Standard Chartered	USD	196	CAD	245	10/05/17	1
Standard Chartered	USD	113	CAD	140	10/12/17	—
Standard Chartered	USD	215	CAD	268	10/12/17	1
Standard Chartered	USD	256	CAD	320	10/12/17	1
Standard Chartered	USD	383	COP	1,124,900	09/13/17	(8)
Standard Chartered	USD	443	CZK	9,790	08/02/17	2
Standard Chartered	USD	330	CZK	7,474	12/04/17	12
Standard Chartered	USD	420	CZK	9,202	12/04/17	1
Standard Chartered	USD	1,560	CZK	36,124	12/04/17	94
Standard Chartered	USD	1,572	HUF	421,723	08/18/17	71
Standard Chartered	USD	218	HUF	56,695	11/06/17	3
Standard Chartered	USD	308	HUF	80,262	11/06/17	6
Standard Chartered	USD	419	IDR	6,111,128	12/04/17	34
Standard Chartered	USD	374	IDR	5,320,671	12/15/17	19
Standard Chartered	USD	299	IDR	4,317,037	12/27/17	19
Standard Chartered	USD	311	IDR	4,464,945	12/27/17	19
Standard Chartered	USD	369	IDR	5,320,671	12/27/17	24
Standard Chartered	USD	938	IDR	13,516,580	01/05/18	58
Standard Chartered	USD	524	INR	35,873	08/16/17	34
Standard Chartered	USD	421	INR	27,225	11/01/17	—
Standard Chartered	USD	162	INR	10,692	01/05/18	2
Standard Chartered	USD	166	INR	10,911	01/05/18	2
Standard Chartered	USD	108	KRW	121,096	01/08/18	—
Standard Chartered	USD	58	KRW	64,738	01/12/18	—
Standard Chartered	USD	124	KRW	138,422	01/12/18	—
Standard Chartered	USD	208	KRW	231,490	01/12/18	(1)
Standard Chartered	USD	381	MXN	6,808	08/18/17	1
Standard Chartered	USD	124	PEN	404	08/18/17	1
Standard Chartered	USD	896	PLN	3,325	08/18/17	28
Standard Chartered	USD	200	RON	772	08/18/17	1
Standard Chartered	USD	728	TRY	2,637	09/19/17	10
Standard Chartered	USD	65	TWD	1,954	01/08/18	—
Standard Chartered	USD	127	TWD	3,831	01/08/18	1
Standard Chartered	USD	65	TWD	1,960	01/12/18	—
Standard Chartered	USD	131	TWD	3,942	01/12/18	—
Standard Chartered	USD	131	TWD	3,939	01/12/18	—
Standard Chartered	USD	448	ZAR	5,850	10/05/17	(9)
Standard Chartered	BRL	3,550	USD	1,136	08/02/17	(3)
Standard Chartered	BRL	10,795	USD	3,362	10/03/17	(63)
Standard Chartered	BRL	1,132	USD	335	11/03/17	(22)
Standard Chartered	BRL	1,684	USD	498	11/03/17	(34)
Standard Chartered	BRL	1,742	USD	497	02/09/18	(45)
Standard Chartered	CAD	688	USD	521	10/05/17	(31)
Standard Chartered	CAD	688	USD	522	10/12/17	(30)
Standard Chartered	CZK	15,365	USD	690	11/03/17	(12)
Standard Chartered	CZK	17,550	USD	755	11/03/17	(47)
Standard Chartered	EUR	32,200	USD	36,805	08/08/17	(1,325)
Standard Chartered	GBP	6,800	USD	8,835	08/08/17	(139)
Standard Chartered	HUF	152,129	USD	580	08/18/17	(13)
Standard Chartered	HUF	70,989	USD	249	11/06/17	(29)
Standard Chartered	HUF	141,977	USD	498	11/06/17	(57)
Standard Chartered	IDR	5,320,671	USD	369	12/15/17	(24)
Standard Chartered	IDR	18,145,129	USD	1,338	12/27/17	(2)
Standard Chartered	IDR	1,555,250	USD	114	01/05/18	—
Standard Chartered	IDR	1,707,532	USD	126	01/05/18	—
Standard Chartered	IDR	1,735,443	USD	128	01/05/18	—
Standard Chartered	INR	30,546	USD	450	08/16/17	(26)

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 149

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	INR	27,225	USD	417	01/05/18	—
Standard Chartered	KRW	571,166	USD	501	01/08/18	(10)
Standard Chartered	KRW	571,166	USD	501	01/12/18	(10)
Standard Chartered	MXN	11,533	USD	646	08/02/17	(2)
Standard Chartered	MXN	27,735	USD	1,550	08/18/17	(4)
Standard Chartered	PLN	3,542	USD	981	08/02/17	(4)
Standard Chartered	PLN	4,485	USD	1,240	08/18/17	(7)
Standard Chartered	THB	15,688	USD	463	10/19/17	(8)
Standard Chartered	TRY	745	USD	207	09/19/17	(1)
Standard Chartered	TRY	750	USD	209	09/19/17	(1)
Standard Chartered	TRY	786	USD	220	09/19/17	—
Standard Chartered	TRY	2,043	USD	570	09/19/17	(2)
Standard Chartered	TRY	2,305	USD	640	09/19/17	(5)
Standard Chartered	TWD	15,163	USD	499	01/08/18	(6)
Standard Chartered	ZAR	7,628	USD	578	08/02/17	(1)
Standard Chartered	ZAR	5,180	USD	396	10/05/17	7
State Street	USD	349	BRL	1,117	08/23/17	8
State Street	USD	1,266	GBP	982	08/08/17	30
State Street	USD	11	HKD	89	08/23/17	—
State Street	USD	12	IDR	159,816	08/23/17	—
State Street	USD	120	RUB	7,170	08/23/17	(1)
State Street	USD	23	SGD	31	08/23/17	—
State Street	USD	3,056	SGD	4,222	08/23/17	60
State Street	USD	5,566	SGD	7,768	08/23/17	168
State Street	USD	2	TWD	74	08/23/17	—
State Street	USD	82	ZAR	1,063	08/23/17	(1)
State Street	BRL	335	USD	105	08/23/17	(2)
State Street	CAD	675	USD	511	09/14/17	(31)
State Street	DKK	5,340	USD	809	09/14/17	(43)
State Street	EUR	896	USD	1,023	08/08/17	(38)
State Street	EUR	1,164	USD	1,330	08/08/17	(48)
State Street	EUR	47,300	USD	53,335	09/14/17	(2,785)
State Street	GBP	6,000	USD	7,658	09/14/17	(269)
State Street	HKD	7,416	USD	952	08/23/17	2
State Street	HKD	12,890	USD	1,659	08/23/17	7
State Street	MYR	50	USD	12	08/23/17	—
State Street	MYR	13,009	USD	3,029	08/23/17	(8)
State Street	MYR	23,987	USD	5,522	08/23/17	(78)
State Street	RUB	23,899	USD	400	08/23/17	2
State Street	SEK	8,335	USD	954	09/14/17	(81)
State Street	SGD	104	USD	76	08/23/17	(1)
State Street	SGD	1,267	USD	917	08/23/17	(18)
State Street	SGD	2,330	USD	1,668	08/23/17	(52)
State Street	SGD	634	USD	460	09/14/17	(9)
UBS	USD	189	IDR	2,673,883	01/05/18	9
UBS	USD	896	PLN	3,325	08/18/17	28
UBS	USD	350	TWD	10,605	01/12/18	3
UBS	BRL	4,500	USD	1,333	11/03/17	(87)
UBS	BRL	6,187	USD	1,761	02/09/18	(164)
UBS	COP	341,174	USD	110	09/13/17	(4)
UBS	HUF	70,989	USD	249	11/06/17	(29)
UBS	HUF	141,977	USD	498	11/06/17	(57)
UBS	PHP	16,678	USD	326	10/19/17	(3)
UBS	TWD	15,405	USD	507	01/12/18	(6)
Westpac	CHF	4,176	USD	4,390	08/23/17	66
Westpac	CHF	13,920	USD	14,633	08/23/17	220
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(3,031)

See accompanying notes which are an integral part of this quarterly report.

150 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Interest Rate Swap Contracts
Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
JPMorgan Chase	INR	166,120	6.095%	Six Month MIBOR	07/25/22	(17)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)						(17)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Bank of America	USD	75,000	1.000%	06/20/22	(3,018)
CDX NA High Yield Index	Bank of America	USD	67,000	5.000%	06/20/22	4,959
iTraxx Europe Crossover Index	Morgan Stanley	EUR	29,000	5.000%	06/20/22	3,991
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $3,880						5,932

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Fixed Income Investments
Argentina	$—	$25,112	$—	$—	$25,112
Australia	—	6,469	—	—	6,469
Austria	—	3,797	—	—	3,797
Azerbaijan	—	2,909	—	—	2,909
Bahrain	—	2,121	—	—	2,121
Belgium	—	1,989	796	—	2,785
Brazil	—	38,129	—	—	38,129
Canada	—	40,901	—	—	40,901
Cayman Islands	—	9,119	—	—	9,119
Chile	—	8,537	—	—	8,537
China	—	1,310	—	—	1,310
Colombia	—	22,273	—	—	22,273
Costa Rica	—	7,511	—	—	7,511
Croatia	—	5,987	—	—	5,987
Czech Republic	—	6,117	—	—	6,117
Denmark	—	5,065	170	—	5,235
Dominican Republic	—	7,768	—	—	7,768
Ecuador	—	1,010	—	—	1,010
Egypt	—	6,959	—	—	6,959
El Salvador	—	6,614	—	—	6,614
Ethiopia	—	1,005	—	—	1,005
Finland	—	1,382	—	—	1,382
France	—	30,714	—	—	30,714
Gabon	—	488	—	—	488
Georgia	—	823	—	—	823
Germany	—	15,117	—	—	15,117
Ghana	—	5,188	—	—	5,188

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 151

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Greece	—	1,561	—	—	1,561
Honduras	—	2,097	—	—	2,097
Hong Kong	—	1,810	—	—	1,810
Hungary	—	10,431	—	—	10,431
Indonesia	—	28,162	—	—	28,162
Iraq	—	4,351	—	—	4,351
Ireland	—	14,180	—	—	14,180
Italy	—	23,190	—	—	23,190
Jamaica	—	2,624	—	—	2,624
Japan	—	3,862	—	—	3,862
Jersey	—	5,331	—	—	5,331
Kazakhstan	—	6,594	—	—	6,594
Kenya	—	3,072	—	—	3,072
Lebanon	—	5,097	—	—	5,097
Luxembourg	—	66,769	—	—	66,769
Macao	—	728	—	—	728
Malaysia	—	17,522	—	—	17,522
Mexico	—	53,972	—	—	53,972
Mongolia	—	4,264	—	—	4,264
Morocco	—	2,352	—	—	2,352
Mozambique	—	788	—	—	788
Netherlands	—	35,301	—	—	35,301
Nigeria	—	1,068	—	—	1,068
Norway	—	579	—	—	579
Pakistan	—	4,819	—	—	4,819
Panama	—	6,705	—	—	6,705
Paraguay	—	1,741	—	—	1,741
Peru	—	15,032	—	—	15,032
Philippines	—	4,112	—	—	4,112
Poland	—	20,996	—	—	20,996
Portugal	—	204	—	—	204
Qatar	—	711	—	—	711
Romania	—	5,059	—	—	5,059
Russia	—	17,931	—	—	17,931
Serbia	—	3,784	—	—	3,784
Singapore	—	655	—	—	655
Slovenia	—	584	—	—	584
South Africa	—	24,230	—	—	24,230
Spain	—	6,602	—	—	6,602
Sri Lanka	—	6,872	—	—	6,872
Sweden	—	6,012	—	—	6,012
Thailand	—	14,303	—	—	14,303
Trinidad and Tobago	—	974	—	—	974
Tunisia	—	768	—	—	768
Turkey	—	33,391	—	—	33,391
Ukraine	—	4,246	—	—	4,246
United Arab Emirates	—	3,156	—	—	3,156

See accompanying notes which are an integral part of this quarterly report.

152 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
United Kingdom	—	84,598	—	—	84,598
United States	—	604,246	—	—	604,246
Uruguay	—	723	—	—	723
Venezuela, Bolivarian Republic of	—	12,166	—	—	12,166
Vietnam	—	1,635	—	—	1,635
Virgin Islands, British	—	1,701	—	—	1,701
Common Stocks	—	22	—	—	22
Preferred Stocks	5,538	—	2,095	—	7,633
Options Purchased	—	971	—	—	971
Warrants & Rights	—	—	520	—	520
Short-Term Investments	—	108,713	12,669	100,884	222,266
Total Investments	5,538	1,557,781	16,250	100,884	1,680,453

Other Financial Instruments
Assets
Futures Contracts	4,680	—	—	—	4,680
Foreign Currency Exchange Contracts	2	9,481	—	—	9,483
Credit Default Swap Contracts	—	8,950	—	—	8,950
Liabilities
Futures Contracts	(2,868)	—	—	—	(2,868)
Options Written	—	(94)	—	—	(94)
Foreign Currency Exchange Contracts	(9)	(12,505)	—	—	(12,514)
Interest Rate Swap Contracts	—	(17)	—	—	(17)
Credit Default Swap Contracts	—	(3,018)	—	—	(3,018)
Total Other Financial Instruments*	$1,805	$2,797	$—	$—	$4,602

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Global Opportunistic Credit Fund 153

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 58.9%			ASP AMC Merger Sub, Inc.
Asset-Backed Securities - 0.2%			4.667% due 04/13/24 (Ê)	1,229	1,225
Citigroup Mortgage Loan Trust			AssuredPartners, Inc.
Series 2007-AMC3 Class A2D			7.000% due 08/15/25 (Þ)	67	67
0.796% due 03/25/37 (Ê)	394	335	B&G Foods, Inc.
GSAA Home Equity Trust			4.625% due 06/01/21	2,000	2,048
Series 2005-15 Class 2A2			BWAY Holding Co.
1.021% due 01/25/36 (Ê)	803	552	5.500% due 04/15/24 (Þ)	216	227
Morgan Stanley ABS Capital I, Inc. Trust			Cable One, Inc.
Series 2004-NC1 Class M2
			5.750% due 06/15/22 (Þ)	1,500	1,575
3.096% due 12/27/33 (Ê)	459	456	CBS Radio, Inc.
		1,343	7.250% due 11/01/24 (Þ)	200	211
Corporate Bonds and Notes - 22.0%			CCO Holdings LLC / CCO Holdings
Acadia Healthcare Co. , Inc.			Capital Corp.
5.125% due 07/01/22	1,700	1,755	5.250% due 03/15/21	1,750	1,800
ACI Worldwide, Inc.			CD&R Waterworks Merger Sub, LLC
6.375% due 08/15/20 (Þ)	2,500	2,552	6.125% due 08/15/25 (Þ)	7	7
ADT Corp. (The)			CDK Global, Inc.
6.250% due 10/15/21	1,750	1,912	4.875% due 06/01/27 (Þ)	73	75
3.500% due 07/15/22	2,000	1,978	Cedar Fair LP/Canada's Wonderland
AECOM			Co. /Magnum Management
Series WI			Corp. /Mellennium Operations LLC
5.750% due 10/15/22	1,500	1,571	5.375% due 04/15/27 (Þ)	74	78
AECOM Global II LLC / URS Fox US,			Centene Corp.
LP			Series WI
5.000% due 04/01/22	1,523	1,561	5.625% due 02/15/21	1,500	1,560
Aircastle, Ltd.			CenturyLink, Inc.

5.125% due 03/15/21	1,600	1,696	Series S
			6.450% due 06/15/21	650	702
5.500% due 02/15/22	1,000	1,085
			Series T

Alliance Data Systems Corp.			5.800% due 03/15/22	1,250	1,298
6.375% due 04/01/20 (Þ)	2,000	2,030
			Series V

Series 144a			5.625% due 04/01/20	1,000	1,053
5.875% due 11/01/21 (Þ)	500	520

AMC Entertainment Holdings, Inc.			CHS/Community Health Systems, Inc.
			5.125% due 08/01/21	1,450	1,459
5.875% due 02/15/22	2,000	2,082
			Churchill Downs, Inc.

AMC Networks, Inc.			5.375% due 12/15/21	2,000	2,079
4.750% due 12/15/22	1,750	1,802
			Cinemark USA, Inc.
4.750% due 08/01/25	17	17
			5.125% due 12/15/22	275	284
American Airlines Group, Inc.

4.625% due 03/01/20 (Þ)	1,000	1,033	CNH Industrial Capital LLC
			4.375% due 04/05/22	500	524
Amsted Industries, Inc.

5.000% due 03/15/22 (Þ)	1,750	1,811	Series WI
			3.375% due 07/15/19	1,000	1,015
Amsurg Corp.			CNO Financial Group, Inc.
Series WI
			4.500% due 05/30/20	2,000	2,075
5.625% due 07/15/22	1,500	1,558
			CommScope, Inc.

Anixter, Inc.			5.000% due 06/15/21 (Þ)	2,000	2,050
5.625% due 05/01/19	1,000	1,053
			CoreCivic, Inc.

Antero Resources Corp.			5.000% due 10/15/22	1,500	1,564
5.375% due 11/01/21	1,750	1,803
			DAE Funding LLC

Arbor Pharmaceuticals LLC			4.500% due 08/01/22 (Þ)	2,375	2,415
6.155% due 07/05/23 (Ê)	492	500
Arconic, Inc.			5.000% due 08/01/24 (Þ)	150	153

5.400% due 04/15/21	1,750	1,869	DaVita HealthCare Partners, Inc.
Ashland, Inc.			5.750% due 08/15/22	3,500	3,613
			Dell International LLC / EMC Corp
4.750% due 08/15/22	1,000	1,048	Company

See accompanying notes which are an integral part of this quarterly report.

154 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.125% due 06/15/24 (Þ)	225	250	Leidos Holdings, Inc.
Dell, Inc.			4.450% due 12/01/20	700	739
5.875% due 06/15/21 (Þ)	200	210	Level 3 Financing, Inc.
Edgewell Personal Care Co.			Series WI
4.700% due 05/19/21	1,500	1,599	6.125% due 01/15/21	350	360
Envision Healthcare Corp. (Þ)			LifePoint Health, Inc.
6.250% due 12/01/24	106	114	5.500% due 12/01/21	2,375	2,465
Equinix, Inc.			Lions Gate Entertainment Corp.
5.375% due 01/01/22	700	733	5.875% due 11/01/24 (Þ)	39	41
Fidelity & Guaranty Life Holdings, Inc.			Lithia Motors, Inc.
6.375% due 04/01/21 (Þ)	2,000	2,055	5.250% due 08/01/25 (Þ)	84	87
Gartner, Inc.			MGM Resorts International
5.125% Inc. due 04/01/25 (Þ)	138	146	5.250% due 03/31/20	1,500	1,592
Genesys Telecommunications			Morgan Stanley
Laboratories, Inc. /Greeneden Lux 3			2.163% due 01/24/19 (Ê)	600	605
Sarl/Greeneden US Ho			MPT Operating Partnership, LP / MPT
10.000% due 11/30/24 (Þ)	145	165	Finance Corp.
GLP Capital, LP / GLP Financing II, Inc.			6.375% due 02/15/22	1,250	1,291
			NAI Entertainment Holdings / NAI
4.875% due 11/01/20	700	740	Entertainment Holdings Finance
4.375% due 04/15/21	1,000	1,044	Corp.
Graphic Packaging International, Inc.			5.000% due 08/01/18 (Þ)	500	500
4.750% due 04/15/21	500	527	Netflix, Inc.
Gray Television, Inc.			5.375% due 02/01/21	750	810
5.125% due 10/15/24 (Þ)	450	461
			5.500% due 02/15/22	1,000	1,083
HCA, Inc.
3.750% due 03/15/19	1,200	1,229	Nexstar Broadcasting, Inc.
			5.625% due 08/01/24 (Þ)	200	207
Hologic, Inc.			Nielsen Finance LLC / Nielsen Finance
5.250% due 07/15/22 (Þ)	1,750	1,848	Co.
Hospitality Properties Trust			5.000% due 04/15/22 (Þ)	1,500	1,547
4.250% due 02/15/21	1,000	1,045	Nuance Communications, Inc.
HRG Group, Inc.			5.375% due 08/15/20 (Þ)	300	305
7.875% due 07/15/19	2,000	2,040	Orbital ATK, Inc.
Hughes Satellite Systems Corp.			Series WI
6.500% due 06/15/19	1,000	1,076	5.250% due 10/01/21	650	670
7.625% due 06/15/21	2,050	2,351	Oshkosh Corp.
Icahn Enterprises, LP / Icahn			5.375% due 03/01/22	575	597
Enterprises Finance Corp.			Outfront Media Capital LLC / Outfront
Series WI			Media Capital Corp.

6.250% due 02/01/22	159	166	Series WI
6.750% due 02/01/24	159	167	5.250% due 02/15/22	2,000	2,070
			Pattern Energy Group, Inc.
Infor US, Inc.			5.875% due 02/01/24 (Þ)	34	36
5.750% due 08/15/20 (Þ)	500	515
			Penn National Gaming, Inc.
Informatica Corp.			5.625% due 01/15/27 (Þ)	34	35
4.812% due 06/03/22 (Ê)	375	376
			Pinnacle Entertainment, Inc.
International Game Technology PLC			5.625% due 05/01/24 (Þ)	449	466
5.625% due 02/15/20 (Þ)	1,500	1,589
			Radio One, Inc.
Iron Mountain US Holdings, Inc.			7.375% due 04/15/22 (Þ)	275	285
5.375% due 06/01/26 (Þ)	125	133
			Regal Entertainment Group
Iron Mountain, Inc.			5.750% due 03/15/22	1,900	1,981
6.000% due 10/01/20 (Þ)	500	518
			Reynolds Group Issuer, Inc.
4.375% due 06/01/21 (Þ)	1,625	1,686
			4.804% due 07/15/21 (Ê)(Þ)	650	664
Kinetic Concepts, Inc. / KCI USA, Inc.			Reynolds Group Issuer, Inc. / Reynolds
7.875% due 02/15/21 (Þ)	1,400	1,481	Group Issuer LLC / Reynolds Group
Ladder Capital Finance Holdings LLLP			Issuer Lu
5.250% due 03/15/22 (Þ)	1,500	1,547	5.750% due 10/15/20	1,350	1,379

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 155

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Riverbed Technology, Inc.			5.375% due 06/15/24	98	103
8.875% due 03/01/23 (Þ)	273	270	Yum! Brands, Inc.
SBA Communications Corp.			3.750% due 11/01/21	600	614
Series WI
			4.750% due 06/01/27 (Þ)	71	73
4.875% due 07/15/22	875	909	Zayo Group LLC / Zayo Capital Co.
Scientific Games International, Inc.
			5.750% due 01/15/27 (Þ)	152	161
5.037% due 10/01/21 (Ê)	2,082	2,083
					144,539
Service Corp. International			International Unlimited Debt - 3.7%
5.375% due 01/15/22	1,250	1,281	1011778 B. C. Unlimited Liability Co.
Silgan Holdings, Inc.			1st Lien Term Loan B
5.000% due 04/01/20	280	284	3.546% due 02/17/24 (Ê)	968	968
Sinclair Television Group, Inc.			1011778 B. C. Unlimited Liability Co.
5.375% due 04/01/21	2,000	2,055	1st Lien Term Loan B4
Sirius XM Radio, Inc.			3.484% due 02/17/24	1,519	1,518
3.875% due 08/01/22 (Þ)	2,750	2,804	1011778 BC ULC / New Red Finance,
			Inc.

Sprint Communications, Inc.			4.625% due 01/15/22 (Þ)	2,850	2,915
6.000% due 11/15/22	1,400	1,477
			AI Mistral Luxembourg Subco Sarl
3.671% due 02/02/24 (Ê)	3,491	3,502
			4.120% due 03/09/24 (Ê)	499	497
Starwood Property Trust, Inc.			Atotech BV
Series WI
			4.311% due 01/31/24 (Ê)	375	378
5.000% due 12/15/21	1,500	1,564
			Cogeco Communications, Inc.

Station Casinos LLC			4.875% due 05/01/20 (Þ)	2,000	2,050
7.500% due 03/01/21	375	391
			Commonwealth Bank of Australia

Symantec Corp.			Series REGS
4.200% due 09/15/20	1,500	1,583
			1.819% due 11/07/19 (Ê)	600	604
3.950% due 06/15/22	750	778	Delta 2 Lux Sarl 2nd Lien Term Loan
Tech Data Corp.			8.004% due 07/29/22 (Ê)	107	107
3.700% due 02/15/22	1,000	1,022	Delta 2 Lux Sarl Covenant-Lite Term
TEGNA, Inc.			Loan B3
5.125% due 10/15/19	600	610	4.504% due 07/30/21 (Ê)	750	754

4.875% due 09/15/21 (Þ)	1,400	1,440	Diamond (BC) BV Term Loan
Tenet Healthcare Corp.			0.000% due 07/12/24 (Ê)(v)	560	560
4.750% due 06/01/20	583	604	GFL Environmental, Inc.
6.000% due 10/01/20	3,250	3,481	5.625% due 05/01/22 (Þ)	73	75
T-Mobile USA, Inc.			Golub Capital Partners CLO, Ltd.
			Series 2017-19RA Class D
4.000% due 04/15/22	1,700	1,772
			0.000% due 07/26/29 (Ê)(Þ)(v)	441	416

TransDigm, Inc.			Harbourview CLO VII, Ltd.
5.500% due 10/15/20	1,500	1,528	Series 2014-7A Class E
TreeHouse Foods, Inc.			6.039% due 11/18/26 (Ê)(Þ)	250	235
4.875% due 03/15/22	895	926	Hyperion Insurance Group, Ltd.
Tribune Media Co.			5.185% due 04/29/22 (Ê)	493	499
Series WI

5.875% due 07/15/22	1,500	1,573	IHO Verwaltungs GmbH
			4.125% due 09/15/21 (Þ)	1,300	1,326

United Continental Holdings, Inc.			Lincoln Finance, Ltd.
6.000% due 12/01/20	1,889	2,054
			7.375% due 04/15/21 (Þ)	1,000	1,058
United Rentals (North America), Inc.			MacDonald Detwiler & Associates, Ltd.
4.875% due 01/15/28	74	74	Term Loan B
Vertiv Group Corp.			0.000% due 07/06/24 (Ê)(v)	1,000	1,000
9.250% due 10/15/24 (Þ)	200	221	MidOcean Credit CLO III
ViaSat, Inc.			Series 2014-3A Class E
6.875% due 06/15/20	2,625	2,681	5.947% due 07/21/26 (Ê)(Þ)	275	262
Wells Fargo & Co.			Numericable US LLC 1st Lien Term

1.773% due 04/22/19 (Ê)	600	602	Loan B11
WESCO Distribution, Inc.			4.061% due 06/22/25	998	995
Series WI			Open Text Corp.

See accompanying notes which are an integral part of this quarterly report.

156 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.875% due 06/01/26 (Þ)	78	84	AP Exhaust Acquisition LLC 1st Lien
			Term Loan
Park Aerospace Holdings, Ltd.			6.180% due 05/10/24 (Ê)	500	490
5.250% due 08/15/22 (Þ)	2,000	2,035

Playa Hotels Resorts BV Term Loan B			Arctic Glacier Holdings, Inc. Term Loan
			5.483% due 03/14/24 (Ê)	998	1,009
4.170% due 04/07/24 (Ê)	500	502
			Ascend Learning LLC Term Loan

Solvay Acetow GMBH Term Loan			4.533% due 07/12/24 (Ê)	500	504
6.796% due 04/19/24 (Ê)	250	251
SS&C Technologies, Inc. 1st Lien Term			Asurion LLC 1st Lien Term Loan B4
Loan B2			4.483% due 08/04/22 (Ê)	977	981
3.484% due 07/08/22	25	25	Asurion LLC Term Loan B
Travelport Finance (Luxembourg) Sarl			4.233% due 11/03/23 (Ê)	998	1,005
1st Lien Term Loan C			Avantor Performance Materials LLC 1st
4.557% due 09/02/21 (Ê)	496	496	Lien Term Loan
Valeant Pharmaceuticals International,			5.240% due 03/07/24 (Ê)	249	249
Inc.			Avantor Performance Materials LLC 2nd
6.500% due 03/15/22 (Þ)	173	183	Lien Term Loan
7.000% due 03/15/24 (Þ)	161	171	9.490% due 03/07/25 (Ê)	250	250
Videotron, Ltd.			Avaya, Inc. Term Loan B7

5.000% due 07/15/22	2,000	2,141	6.416% due 05/29/20 (Ê)(Ø)	1,717	1,401
			Avis Budget Car Rental LLC Term Loan
Wind Acquisition Finance SA

4.750% due 07/15/20 (Þ)	1,900	1,921	B
			3.300% due 03/15/22 (Ê)	748	745
Yonkers Racing Corp. Term Loan B

Zero coupon due 05/24/24 (Ê)	250	250	Avolon LLC 1st Lien Term Loan
			3.977% due 03/20/22 (Ê)	375	375
Zais CLO 5, Ltd.			Axalta Coating Systems U. S. Holdings,
Series 2016-2A Class C			Inc. Term Loan B
5.216% due 10/15/28 (Ê)(Þ)	300	302	3.296% due 06/01/24 (Ê)	250	251
		24,578	Bass Pro Group LLC 1st Lien Term
Loan Agreements - 16.6%			Loan B
ABG Intermediate Holdings 2 LLC 1st			6.296% due 12/16/23 (Ê)	475	463
Lien Term Loan B1

5.296% due 05/27/21 (Ê)	248	249	BBB Industries LLC 1st Lien Term Loan	499	502
			6.233% due 11/03/21 (Ê)
ABG Intermediate Holdings 2 LLC 2nd			BCPE Eagle Buyer LLC 1st Lien Term
Lien Term Loan

9.796% due 05/27/22 (Ê)	250	252	Loan	249	252
			5.483% due 03/13/24 (Ê)

Active Network, Inc. 1st Lien Term Loan			Berry Plastics Corp. 1st Lien Term
6.233% due 11/15/20 (Ê)	249	251	Loan I
Advanced Disposal Services, Inc. Term			3.734% due 10/01/22 (Ê)	1,519	1,526
Loan B3			BJ's Wholesale Club, Inc. 2nd Lien Term
3.943% due 11/10/23 (Ê)	866	873	Loan
AgroFresh, Inc. Term Loan			8.710% due 01/27/25 (Ê)	250	243
6.043% due 07/31/21 (Ê)	374	371	BJ's Wholesale Club, Inc. Term Loan
AGS LLC 1st Lien Term Loan			4.968% due 01/27/24 (Ê)	499	488
6.672% due 02/06/24 (Ê)	313	317	Brand Energy & Infrastructure Services
Alliant Holdings Intermediate LLC Term			1st Lien Term Loan
Loan B			5.496% due 06/21/24 (Ê)	210	212
4.563% due 08/14/22 (Ê)	363	364	5.564% due 06/21/24 (Ê)	40	40
Almonde, Inc. Term Loan			Brickman Group, Ltd. LLC (The) 1st
8.459% due 04/28/25 (Ê)	250	257	Lien Term Loan B
			4.266% due 12/18/20 (Ê)
Altice US Finance I Corp. Term Loan B			Brickman Group, Ltd. LLC 1st Lien	567	570
3.483% due 07/14/25 (Ê)	2,000	1,994
Alvogen Pharmaceutical US, 1st Lien			Term Loan B
Inc. Term Loan			4.234% due 12/18/20 (Ê)	702	705
6.230% due 04/02/22 (Ê)	249	245	BWAY Holding Co. Term Loan
American Airlines, Inc. Term Loan B			4.474% due 04/03/24 (Ê)	1,250	1,256
3.233% due 06/27/20 (Ê)	742	743	Cable One, Inc. Term Loan B
3.374% due 04/28/23 (Ê)	373	374	3.570% due 04/05/24 (Ê)	500	503
			Caesars Entertainment Corp. 1st Lien
			Term Loan B

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 157

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.734% due 10/11/20 (Ê)	1,985	2,001	10.296% due 04/21/25 (Ê)	125	124

Caesars Entertainment Operating Co.			Constellis Holdings LLC Term Loan B	500	494
Term Loan			6.296% due 04/18/24 (Ê)
0.000% due 03/31/24 (Ê)(v)	1,250	1,255	ConvergeOne Holdings Corp. 1st Lien
Capital Automotive LP 2nd Lien Term			Term Loan
Loan			6.531% due 06/17/20 (Ê)	200	200
7.240% due 03/24/25 (Ê)	250	254	ConvergeOne Holdings Corp. Term
Capital Automotive LP Term Loan			Loan B
4.240% due 03/24/24 (Ê)	250	252	6.050% due 06/14/24 (Ê)	125	125

Casablanca US Holdings, Inc. 1st Lien			Coral US Co. Borrower LLC Term Loan B	840	840
Term Loan			4.734% due 01/31/25 (Ê)
6.007% due 02/21/24 (Ê)	10	10	Cortes NP Acquisition Corp Term Loan B
6.061% due 02/21/24 (Ê)	1,486	1,490	5.234% due 11/30/23 (Ê)	609	614
CBS Radio, Inc. Term Loan B			CPI Acquisition, Inc. Term Loan B
4.727% due 10/17/23 (Ê)	1,133	1,136	5.962% due 08/17/22 (Ê)	478	416
CCC Information Services, Inc. First			Creative Artists Agency LLC 1st Lien
Lien Term Loan			Term Loan B
4.240% due 03/31/24 (Ê)	750	751	4.725% due 02/13/24 (Ê)	498	501
CH Hold Corp. 1st Lien Term Loan			Crosby US Acquisition Corp. 1st Lien
3.000% due 02/01/24 (Ê)	3	3	Term Loan
4.233% due 02/01/24 (Ê)	37	38	4.172% due 11/22/20 (Ê)	249	226
CH Hold Corp. 1st Lien Term Loan B			Cvent, Inc. 1st Lien Term Loan B
4.226% due 02/01/24 (Ê)	401	403	5.234% due 11/29/23 (Ê)	499	499
			Dell International LLC 1st Lien Term

CH Hold Corp. 2nd Lien Term Loan B			Loan B
8.476% due 02/01/25 (Ê)	125	128
Change Healthcare Holdings LLC 1st			3.740% due 09/07/23 (Ê)	2,485	2,498
			DigitalGlobe, Inc. 1st Lien Term Loan B
Lien Term Loan B			3.984% due 12/22/23 (Ê)	498	498
3.983% due 03/01/24 (Ê)	998	1,003
Charcoal Holdings LLC 1st Lien Term			EagleView Technology Corp. 1st Lien
			Term Loan
0.057% Loan due 07/03/23 (Ê)	994	1,002	5.560% due 07/15/22 (Ê)	124	124
Charter Communications Operating LLC			EagleView Technology Corp. 2nd Lien
1st Lien Term Loan H			Term Loan
3.240% due 01/15/22 (Ê)	1,486	1,494	9.560% due 09/28/23 (Ê)	250	248
Checkout Holding Corp. Covenant-Lite			Eastman Kodak Co. Term Loan
1st Lien Term Loan B			7.507% due 09/03/19 (Ê)	1,250	1,239
4.733% due 04/09/21 (Ê)	202	164	Eldorado Resorts LLC Term Loan B
Chemours Co. (The) Term Loan B			3.562% due 03/13/24 (Ê)	998	995
3.730% due 05/12/22 (Ê)	251	252	EnergySolutions LLC 1st Lien Term
CHS/Community Health Systems, Inc.			Loan B
1st Lien Term Loan G			6.990% due 05/29/20 (Ê)	802	810

3.750% due 12/31/19 (Ê)	812	812	Envision Healthcare Corp. Term Loan B
Cision, Inc. Term Loan B			4.300% due 11/17/23 (Ê)	1,493	1,501
7.194% due 05/12/23 (Ê)	991	999	Everi Payments, Inc. 1st Lien Term Loan
Commerce Merger Sub, Inc. 1st Lien			5.754% due 05/09/24 (Ê)	500	506
Term Loan			EVO Payments International LLC Term
4.546% due 05/31/24 (Ê)	750	754	Loan B
Commercial Barge Line Co. 1st Lien			0.000% due 11/15/23 (Ê)(v)	250	252
Term Loan			First Data Corp. Term Loan
9.984% due 11/12/20 (Ê)	725	625	3.477% due 07/10/22 (Ê)	1,885	1,890
Community Health Systems, Inc. Term			Focus Financial Partners LLC 1st Lien
Loan			Term Loan
4.202% due 01/27/21 (Ê)	552	551	4.549% due 05/22/24 (Ê)	600	606
4.234% due 01/27/21 (Ê)	284	284	Fort Dearborn Company 1st Lien Term

Constellation Brands, Inc. Term Loan B			Loan
0.047% due 11/14/23 (Ê)	245	246	5.253% due 10/19/23 (Ê)	6	6
Constellis Holdings LLC 2nd Lien Term			5.299% due 10/19/23 (Ê)	368	369
Loan			FPC Holdings, Inc. 1st Lien Term Loan

See accompanying notes which are an integral part of this quarterly report.

158 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.299% due 11/27/19 (Ê)	606	600	Learfield Communications, Inc. 1st Lien
			Term Loan

Freedom Mortgage Corp. Term Loan			4.490% due 11/17/23 (Ê)	373	377
6.862% due 02/23/22 (Ê)	374	379
Frontier Communications Corp. Term			Level 3 Financing, Inc. Term Loan B
Loan B			3.479% due 02/22/24 (Ê)	1,500	1,506
4.980% due 05/23/24 (Ê)	188	180	Limetree Bay Terminals LLC Term Loan
			B

Garda World Security Corp. Term Loan B			6.226% due 02/10/24 (Ê)	200	202
7.250% due 05/24/24 (Ê)	299	303	Lions Gate Enterntainment, Inc. 1st Lien
GENEX Services, Inc. 1st Lien Term
Loan			Term Loan
			4.234% due 10/12/23 (Ê)	147	148
5.483% due 05/30/21 (Ê)	249	247
			MacDermid, Inc. Term Loan B
Getty Images, Inc. 1st Lien Term Loan B			4.234% due 06/07/23 (Ê)	499	501
4.796% due 10/18/19 (Ê)	249	232	MACOM Technology Solutions Term
Go Daddy Operating Co. LLC 1st Lien
Term Loan			Loan
			3.478% due 05/12/24 (Ê)	250	250
3.734% due 02/06/24 (Ê)	749	752
Grifols Worldwide Operations USA Inc.			Match Group, Inc. Term Loan B1
1st Lien Term Loan B			4.478% due 10/27/22 (Ê)	250	251
3.443% due 01/31/25 (Ê)	709	713	MCC Iowa LLC Term Loan H
Gruden Acquisition, Inc. 1st Lien Term			3.700% due 01/29/21 (Ê)	373	374
Loan			Mergermarket USA, Inc. 1st Lien Term
6.046% due 08/18/22 (Ê)	702	676	Loan
Harland Clarke Holdings Corp. Term			4.734% due 02/04/21 (Ê)	484	484
Loan B			MGM Growth Properties Operating
6.689% due 02/09/22 (Ê)	486	488	Partnership, LP Term Loan B
HCA, Inc. Term Loan B8			3.484% due 04/25/23 (Ê)	495	497

3.483% due 02/15/24 (Ê)	1,994	2,007	Mission Broadcasting, Inc. Term Loan B
HCP Acquisition LLC Term Loan			3.738% due 01/17/24 (Ê)	67	68

4.181% due 03/24/24 (Ê)	1,000	1,003	Misys Europe SA 2nd Lien Term Loan
Hertz Global Holdings, Inc. Term Loan B			0.000% due 04/27/24 (Ê)(v)	250	252
3.990% due 06/30/23 (Ê)	375	374	Navistar, Inc. 1st Lien Term Loan B
Hilton Worldwide Finance LLC Term			5.230% due 08/07/20 (Ê)	499	504
Loan B2			Neptune Finco Corp. Term Loan B
3.232% due 10/25/23 (Ê)	265	267	3.398% due 07/17/25 (Ê)	374	373
Hyland Software, Inc. 2nd Lien Term			Neustar, Inc. Term Loan B2
Loan
			0.000% due 02/28/24 (Ê)(v)	250	253
8.305% due 05/23/25 (Ê)	250	254	Nexstar Broadcasting, Inc. Term Loan B
Hyland Software, Inc. Term Loan
			3.789% due 01/17/24 (Ê)	172	173
4.428% due 07/01/22 (Ê)	125	126	Nielsen Finance LLC Term Loan B
Infoblox, Inc. Term Loan B
			3.224% due 10/04/23 (Ê)	499	499
6.234% due 11/07/23 (Ê)	374	376	NN, Inc. Incremental Term Loan
Intrawest Resort Holdings, Inc. Term
Loan B			4.983% due 04/03/21 (Ê)	990	989
			NPC International, Inc. First Lien Term
0.000% due 06/28/24 (Ê)(v)	327	329	Loan
Intrawest Resorts Holdings, Inc. Term
Loan B			4.727% due 04/20/24 (Ê)	1,000	1,009

0.000% due 06/28/24 (Ê)(v)	13	13	Optiv, Inc. 1st Lien Term Loan
Jaguar Holding Co. II Term Loan			4.437% due 02/01/24 (Ê)	362	361
			Penn National Gaming, Inc. 1st Lien
3.984% due 08/18/22 (Ê)	176	177	Term Loan B
4.046% due 08/18/22 (Ê)	197	198	3.796% due 01/19/24 (Ê)	374	375
Kraton Polymers LLC 1st Lien Term			Pilot Travel Centers LLC 1st Lien Term
Loan B			Loan B
5.234% due 01/06/22 (Ê)	867	873	3.234% due 05/25/23 (Ê)	1,343	1,351
Kronos, Inc. 1st Lien			Pinnacle Foods Finance LLC / Pinnacle
4.680% due 11/01/23 (Ê)	375	379	Foods Finance Corp. Term Loan B
Lannett Co. , Inc. Term Loan A			4.875% due 05/01/21 (Ê)	2,050	2,095
5.983% due 11/25/20 (Ê)	237	235	Portillo's Holdings, LLC Covenant-Lite
			1st Lien Term Loan

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 159

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.796% due 08/01/21 (Ê)	249	248	Signode Industrial Group US, Inc. Term
Post Holdings, Inc. Incremental Term			Loan B
Loan			4.046% due 05/01/21 (Ê)	246	247
3.490% due 05/24/24 (Ê)	500	502	SIRVA Worldwide, Inc. Term Loan
Pre-Paid Legal Services, Inc. 2nd Lien			7.760% due 11/14/22 (Ê)	167	168
Term Loan			7.800% due 11/14/22 (Ê)	165	166
10.250% due 07/01/20 (Ê)	250	251
Prime Security Services Borrower LLC			7.811% due 11/14/22 (Ê)	165	166
			Solarwinds Holdings, Inc. 1st Lien Term

Term Loan B1			Loan
3.984% due 05/02/22 (Ê)	996	1,001
Primeline Utility Services LLC 1st Lien			4.734% due 02/05/23 (Ê)	1,877	1,889
Term Loan B			Solera LLC Term Loan B
6.811% due 11/12/22 (Ê)	249	248	4.507% due 03/04/23 (Ê)	495	498
Project Ruby Ultimate Parent Corp. 1st			Spectrum Brands, Inc. 1st Lien Term
Lien Term Loan B			Loan B
4.983% due 02/09/24 (Ê)	997	1,000	3.179% due 06/23/22 (Ê)	523	526
Prowler Acquisition Corp. 1St Lien Term			3.258% due 06/23/22 (Ê)	4	4
Loan			3.314% due 06/23/22 (Ê)	1,213	1,219
5.672% due 01/28/20 (Ê)	249	215	SS&C Technologies, Inc. 1st Lien Term
Quest Software US Holdings, Inc. 1st			Loan B1
Lien Term Loan			3.484% due 07/08/22 (Ê)	441	444
7.257% due 10/31/22 (Ê)	993	1,009	Station Casinos LLC 1st Lien Term
Quikrete Holdings, Inc. 1st Lien Term			Loan B
Loan B			3.730% due 06/08/23 (Ê)	499	499
3.984% due 11/15/23 (Ê)	249	250	Steak n Shake Operations, Inc. Term

Rackspace Hosting, Inc. Term Loan B			Loan
4.172% due 11/03/23 (Ê)	499	502	4.990% due 03/19/21 (Ê)	459	455

Radio One, Inc. 1st Lien Term Loan B			Sterigenics-Nordion Holdings LLC Term
5.300% due 04/05/23 (Ê)	499	492	Loan B
RBS Global, Inc. Term Loan B			4.234% due 05/15/22 (Ê)	996	995

4.024% due 08/21/23 (Ê)	375	377	Talbots, Inc. (The) 1st Lien Term Loan
RentPath, Inc. 1st Lien Term Loan			5.734% due 03/17/20 (Ê)	235	220
			TCH-2 Holdings LLC 1st Lien Term
6.490% due 12/17/21 (Ê)	497	498

Reynolds Group Holdings, Inc. 1st Lien			Loan
Term Loan B			5.234% due 05/12/21 (Ê)	248	249

4.234% due 02/05/23 (Ê)	1,989	1,998	Tempo Acquisition LLC Term Loan B
RHP Hotel Properties LP Term Loan B			4.227% due 05/01/24 (Ê)	250	252
			TerraForm AP Acquisition Holdings LLC
3.440% due 04/19/24 (Ê)	375	377

RHP Hotel Properties, LP / RHP			Term Loan B
Finance Corp. Term Loan B			5.796% due 06/26/22 (Ê)	734	747
			The Nature's Bounty Co. 1st Lien Term
5.000% due 04/15/21 (Ê)	2,000	2,042	Loan B
Riverbed Technology, Inc. Term Loan
			4.796% due 05/05/23 (Ê)	246	247
4.490% due 04/27/22 (Ê)	495	488	TKC Holdings, Inc. 1st Lien Term Loan
RPI Finance Trust Term B Loan
			5.484% due 02/01/23 (Ê)	499	502
3.296% due 03/27/23 (Ê)	524	526	TKC Holdings, Inc. 2nd Lien Term Loan
SCS Holdings, Inc. Term Loan
			9.234% due 02/01/24 (Ê)	500	500
5.250% due 10/30/22 (Ê)	234	236

SeaWorld Parks & Entertainment Term			TMS International Corp. Term Loan B
Loan B			4.500% due 10/16/20 (Ê)	239	239

4.296% due 03/31/24 (Ê)	606	608	Trader Corp. Term Loan B
SESAC Holdco II LLC 1st Lien Term			4.545% due 09/28/23 (Ê)	499	499
Loan			Trans Union LLC Term 1st Lien Loan B2
4.484% due 02/13/24 (Ê)	250	250	3.734% due 04/09/21 (Ê)	497	498
SESAC Holdco II LLC 2nd Lien Term			Transdigm Group, Inc. 1st Lien Term
Loan			Loan F
8.484% due 02/10/25 (Ê)	250	250	4.234% due 06/09/23 (Ê)	995	1,000
Signode Industrial Group US, Inc. 1st			Tribune Co. Term Loan B
Lien Term Loan B			4.234% due 01/27/24 (Ê)	200	201
3.984% due 05/01/21 (Ê)	300	301

See accompanying notes which are an integral part of this quarterly report.

160 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Tribune Media Co. 1st Lien Term Loan B			5.993% due 03/15/49	250	247
4.234% due 12/27/20 (Ê)	16	16	Series 2012-GC8 Class D
TruGreen, LP 1st Lien Term Loan			5.039% due 09/10/45 (Þ)	200	186
6.724% due 04/13/23 (Ê)	820	824	Series 2014-GC21 Class D

UFC Holdings LLC 1st Lien Term Loan			4.996% due 05/10/47 (Þ)	345	303
4.480% due 08/18/23 (Ê)	248	249	COBALT CMBS Commercial Mortgage

UFC Holdings LLC 2nd Lien Term Loan			Trust
8.727% due 08/18/24 (Ê)	215	219	5.891% due 05/15/46	515	523
United Airlines, Inc. Term Loan B			Series 2007-C2 Class AJFX
3.561% due 03/21/24 (Ê)	998	1,003	5.568% due 04/15/47	191	193
USI, Inc. Term Loan B			Commercial Mortgage Pass Through
			Certificates
4.180% due 04/06/24 (Ê)	500	498	Series 2012-CR3 Class E
USIC Holdings, Inc. Term Loan B
			4.770% due 10/15/45 (Þ)	295	257
4.923% due 12/08/23 (Ê)	249	250
Valeant Pharmaceuticals International,			Commercial Mortgage Trust
			Series 2012-LC4 Class E

Inc. Term Loan B			4.250% due 12/10/44 (Þ)	454	362
5.980% due 04/02/22 (Ê)	874	891
			Series 2014-CR18 Class D

Varsity Brands, Inc. 1st Lien Term Loan			4.896% due 07/15/47 (Þ)	139	123
4.730% due 12/11/21 (Ê)	247	250
			Series 2014-CR18 Class E

Veresen Midstream, Ltd. Term Loan B2			3.600% due 07/15/47 (Þ)	110	69
4.734% due 03/31/22 (Ê)	247	249
			Countrywide Alternative Loan Trust

Wastequip LLC Term Loan			Series 2006-OA10 Class 4A1
5.734% due 08/09/19 (Ê)	236	236
William Morris Endeavor Entertainment			0.411% due 08/25/46 (Ê)	943	880
LLC 1st Lien Term Loan			CSAIL Commercial Mortgage Trust
			Series 2015-C1 Class D
4.490% due 05/06/21 (Ê)	1,863	1,875
World Endurance Holdings 1st Lien			3.944% due 04/15/50 (Þ)	500	439
Term Loan			DBUBS Mortgage Trust
			Series 2011-LC3A Class D
5.546% due 06/26/21 (Ê)	496	499
			5.346% due 08/10/44 (Þ)	800	832
		109,029	Deutsche ALT-A Securities, Inc.
Mortgage-Backed Securities - 16.2%			Alternate Loan Trust
Alternative Loan Trust			Series 2007-OA3 Class A1
Series 2005-27 Class 1A1
			0.918% due 07/25/47 (Ê)	399	363
1.424% due 08/25/35 (Ê)	521	432	Fannie Mae
Series 2005-59 Class 1A1			30 Year TBA(Ï)
1.109% due 11/20/35 (Ê)	442	408	3.500%	11,000	11,359
American Home Mortgage Investment
Trust			4.000%	7,000	7,359
Series 2007-1 Class GA1C			4.500%	5,000	5,363
0.360% due 05/25/47 (Ê)	1,261	953	Series 2015-345 Class C13
Banc of America Commercial Mortgage			Interest Only STRIP
Trust			3.500% due 08/15/45	11,483	2,232
Series 2006-4 Class AJ			Fannie Mae Connecticut Avenue
5.695% due 07/10/46	35	35	Securities
Series 2007-3 Class AJ			Series 2015-C04 Class 1M2
5.730% due 06/10/49	15	15	6.136% due 04/25/28 (Ê)	330	379
Series 2008-1 Class AJ			Series 2016-C01 Class 1B
6.283% due 02/10/51	350	354	12.274% due 08/25/28 (Ê)	628	853
Bear Stearns Alt-A Trust			Series 2016-C02 Class 1B
Series 2005-7 Class 21A1			12.688% due 09/25/28 (Ê)	610	847
2.871% due 09/25/35 (Ê)	814	808	Series 2016-C02 Class 1M2
Series 2005-8 Class 21A1			6.438% due 09/25/28 (Ê)	312	370
2.824% due 10/25/35 (Ê)	267	256	Series 2016-C03 Class 1M2
Series 2006-6 Class 1A1			5.739% due 10/25/28 (Ê)	581	682
0.541% due 11/25/36 (Ê)	818	787	Series 2016-C03 Class 2M2
Citigroup Commercial Mortgage Trust			6.189% due 10/25/28 (Ê)	545	644
Series 2006-C4 Class C			Series 2016-C05 Class 2M2

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 161

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.944% due 01/25/29 (Ê)	553	622	Interest Only STRIP
Series 2016-C06 Class 1M2			3.000% due 03/15/40	3,061	281
4.775% due 04/25/29 (Ê)	789	886	Series 2016-24 Class CI
			Interest Only STRIP
Series 2016-C07 Class 2M2
4.885% due 04/25/29 (Ê)	785	875	4.000% due 02/25/46	684	105
Series 2017-C01 Class 1B1			Series 2016-70 Class QI
			Interest Only STRIP
6.516% due 07/25/29 (Ê)	767	896
Series 2017-C02 Class 2M2			3.500% due 10/25/46	3,027	441
			Series 2016-97 Class KI
4.593% due 09/25/29 (Ê)	472	510	Interest Only STRIP
Series 2017-C05 Class 1B1
			3.000% due 06/25/40	1,748	185
4.824% due 01/25/30 (Ê)	90	90	Series 2016-98 Class QI
Fannie Mae REMICS			Interest Only STRIP
Series 2010-35 Class SG
Interest Only STRIP			3.500% due 02/25/46	2,631	389
			Series 2016-102 Class JI
5.418% due 04/25/40 (Ê)	730	145	Interest Only STRIP
Series 2010-140 Class GS
Interest Only STRIP			3.500% due 02/25/46	515	72
			Series 2016-104 Class NI
5.222% due 07/25/39 (Ê)	880	92	Interest Only STRIP
Series 2011-59 Class BI
Interest Only STRIP			5.000% due 04/25/38	2,434	93
			Series 2016-4560 Class PI
6.000% due 08/25/40	984	75	Interest Only STRIP
Series 2011-98 Class AI
Interest Only STRIP			3.500% due 05/15/45	763	108
			Series 2017-2 Class KI
3.500% due 11/25/37	2,536	144	Interest Only STRIP
Series 2011-101 Class SA
Interest Only STRIP			4.000% due 02/25/47	2,642	430
			Series 2017-7 Class JI
5.129% due 10/25/41 (Ê)	989	142	Interest Only STRIP
Series 2012-36 Class SN
Interest Only STRIP			4.000% due 02/25/47	1,087	173
			Series 2017-15 Class LI
5.672% due 04/25/42 (Ê)	546	93	Interest Only STRIP
Series 2012-49 Class QI
Interest Only STRIP			4.000% due 06/25/46	1,075	183
			Series 2017-48 Class LI
4.500% due 12/25/40	1,844	253	Interest Only STRIP
Series 2012-129 Class IJ
Interest Only STRIP			4.000% due 05/25/47	2,091	347
			Series 2017-4658 Class CI
3.500% due 12/25/32	764	106	Interest Only STRIP
Series 2012-147 Class AI
Interest Only STRIP			3.500% due 07/15/40	2,342	290
			Series 2017-4666 Class AI
3.000% due 10/25/27	1,393	131	Interest Only STRIP
Series 2012-4074 Class KS
Interest Only STRIP			3.000% due 09/15/35	6,199	550
			Freddie Mac REMICS
5.706% due 02/15/41 (Ê)	1,438	237	Series 2011-3904 Class NI
Series 2013-27 Class PI			Interest Only STRIP
Interest Only STRIP
			3.500% due 08/15/26	1,005	96
3.000% due 12/25/41	9,642	757	Series 2012-3984 Class DS
Series 2013-35 Class IP			Interest Only STRIP
Interest Only STRIP
			4.961% due 01/15/42 (Ê)	1,257	199
3.000% due 06/25/42	1,234	98	Series 2012-4073 Class AS
Series 2013-41 Class SP			Interest Only STRIP
Interest Only STRIP
			5.512% due 08/15/38 (Ê)	790	68
5.422% due 06/25/40 (Ê)	1,607	172	Series 2012-4099 Class BI
Series 2013-4182 Class PI			Interest Only STRIP
Interest Only STRIP
			3.500% due 06/15/39	1,036	105
3.000% due 12/15/41	8,422	645	Series 2012-4127 Class PI
Series 2015-4425			Interest Only STRIP
Interest Only STRIP
			4.500% due 07/15/42	1,685	307
4.000% due 01/15/45	1,029	171	Series 2014-4299 Class JI
Series 2015-4510 Class HI

See accompanying notes which are an integral part of this quarterly report.

162 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			5.756% due 12/25/28 (Ê)	746	872
4.000% due 07/15/43	1,358	205	Series 2016-HQA1 Class M3
Series 2014-4386 Class IL			6.792% due 09/25/28 (Ê)	250	312
Interest Only STRIP
			Series 2016-HQA2 Class M3
4.000% due 12/15/43	1,062	175	5.674% due 11/25/28 (Ê)	583	690
Series 2014-4389 Class IA			Series 2016-HQA3 Class M3
Interest Only STRIP
			4.374% due 03/25/29 (Ê)	869	962
4.000% due 09/15/44	515	90	Series 2016-HQA4 Class M3
Series 2014-4413 Class HI
Interest Only STRIP			4.427% due 04/25/29 (Ê)	797	884

3.500% due 03/15/40	1,431	151	Series 2017-DNA1 Class B1
Series 2014-4421 Class PS			5.729% due 07/25/29 (Ê)	816	906
Interest Only STRIP			Series 2017-HQA1 Class M2
5.642% due 02/15/44 (Ê)	714	103	4.320% due 08/25/29 (Ê)	425	457
Series 2015-4475 Class CI			Ginnie Mae
Interest Only STRIP			Series 2009-121 Class UI

3.500% due 01/15/44	1,578	230	Interest Only STRIP
Series 2015-4530 Class HI			5.000% due 12/20/39	160	33
Interest Only STRIP			Series 2010-9 Class UI

4.000% due 11/15/45	523	82	Interest Only STRIP
Series 2015-4531 Class PI			5.000% due 01/20/40	9,485	2,017
Interest Only STRIP			Series 2010-35 Class QI

3.500% due 05/15/43	728	101	Interest Only STRIP
Series 2016-4550 Class AI			4.500% due 03/20/40	715	144
Interest Only STRIP			Series 2010-62 Class SD

3.000% due 10/15/40	1,677	211	Interest Only STRIP
Series 2016-4601 Class IC			5.512% due 05/20/40 (Ê)	1,565	289
Interest Only STRIP			Series 2010-101 Class SH

4.000% due 12/15/45	805	123	Interest Only STRIP
Series 2016-4621 Class QI			5.943% due 08/16/40 (Ê)	440	88
Interest Only STRIP			Series 2010-134 Class ES

3.500% due 10/15/46	1,518	203	Interest Only STRIP
Series 2016-4629 Class GI			5.007% due 11/20/39 (Ê)	2,847	268
Interest Only STRIP			Series 2010-H20 Class IF

3.500% due 11/15/45	1,691	254	Interest Only STRIP
Series 2016-4635 Class PI			1.449% due 10/20/60	2,037	134
Interest Only STRIP			Series 2011-17 Class S

4.000% due 12/15/46	789	143	Interest Only STRIP
Series 2017-4663 Class KI			5.072% due 02/20/41 (Ê)	1,762	283
Interest Only STRIP			Series 2011-22 Class PS

3.500% due 11/15/42	2,536	312	Interest Only STRIP
Series 2017-4663 Class PI			5.007% due 07/20/40 (Ê)	2,382	200
Interest Only STRIP			Series 2011-151 Class SC

4.000% due 03/15/47	1,582	267	Interest Only STRIP
Series 2017-4663 Class TI			5.983% due 07/16/40 (Ê)	682	82
Interest Only STRIP			Series 2011-168 Class IO

3.500% due 10/15/42	1,519	175	Interest Only STRIP
Freddie Mac Structured Agency Credit			5.500% due 10/16/37	619	45
Risk Debt Notes			Series 2012-51 Class GI
Series 2015-DNA2 Class B			Interest Only STRIP
8.541% due 12/25/27 (Ê)	700	821	3.500% due 07/20/40	1,091	126
Series 2015-DNA3 Class B			Series 2012-122 Class PI

9.875% due 04/25/28 (Ê)	775	984	Interest Only STRIP
Series 2015-HQ1 Class B			4.000% due 04/20/42	313	48
11.274% due 03/25/25 (Ê)	609	823	Series 2013-18 Class GI
			Interest Only STRIP

Series 2016-DNA1 Class M3			3.500% due 05/20/41	759	87
5.986% due 07/25/28 (Ê)	500	594
Series 2016-DNA3 Class M3			Series 2013-34 Class HI

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 163

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/43	484	89	4.000% due 04/20/45	1,663	324
Series 2013-77 Class UI			Series 2015-60 Class PI
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/41	2,989	495	4.000% due 04/20/45	1,199	227
Series 2013-99 Class AS			Series 2015-62 Class IL
Interest Only STRIP			Interest Only STRIP
4.822% due 06/20/43	418	80	3.500% due 02/16/42	2,113	279
Series 2013-182 Class SP			Series 2015-89 Class LI
Interest Only STRIP			Interest Only STRIP
5.961% due 12/20/43 (Ê)	395	73	5.000% due 12/20/44	929	166
Series 2013-H24 Class AI			Series 2015-96 Class NI
Interest Only STRIP			Interest Only STRIP
1.472% due 09/20/63	4,528	260	3.500% due 01/20/39	1,543	145
Series 2014-39 Class LI			Series 2015-105 Class LI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/40	2,632	203	5.000% due 10/20/39	522	108
Series 2014-69 Class IG			Series 2015-106 Class CI
Interest Only STRIP			Interest Only STRIP
5.000% due 09/20/43	3,733	711	4.000% due 05/20/45	1,441	216
Series 2014-132			Series 2015-167 Class BI
Interest Only STRIP			Interest Only STRIP
5.000% due 09/20/44	720	148	4.500% due 04/16/45	914	213
Series 2014-161 Class HI			Series 2015-H01 Class BI
Interest Only STRIP			Interest Only STRIP
4.500% due 06/20/44	654	108	1.567% due 01/20/65	6,681	485
Series 2014-H06 Class BI			Series 2015-H03 Class DI
Interest Only STRIP			Interest Only STRIP
1.482% due 02/20/64	2,373	150	1.884% due 01/20/65	2,717	244
Series 2014-H06 Class TR			Series 2015-H04 Class AI
Interest Only STRIP			Interest Only STRIP
1.429% due 03/20/64	3,383	188	2.091% due 12/20/64	3,314	277
Series 2014-H08 Class BI			Series 2015-H08 Class BI
Interest Only STRIP			Interest Only STRIP
1.454% due 04/20/64	2,938	243	2.082% due 03/20/65	1,064	99
Series 2014-H08 Class CI			Series 2016-47 Class CI
Interest Only STRIP			Interest Only STRIP
1.485% due 03/20/64	3,231	219	4.000% due 09/20/45	770	109
Series 2014-H09 Class AI			Series 2016-49
Interest Only STRIP			Interest Only STRIP
1.437% due 01/20/64	2,396	139	4.500% due 11/16/45	736	145
Series 2014-H13 Class BI			Series 2016-77 Class SC
Interest Only STRIP			Interest Only STRIP
1.584% due 05/20/64	3,441	217	5.574% due 10/20/45 (Ê)	744	152
Series 2014-H23 Class BI			Series 2016-123 Class IQ
Interest Only STRIP			Interest Only STRIP
1.564% due 11/20/64	3,858	314	5.000% due 07/20/39	5,233	444
Series 2014-H25 Class BI			Series 2016-136 Class YI
Interest Only STRIP			Interest Only STRIP
1.646% due 12/20/64	3,193	268	3.500% due 03/20/45	522	69
Series 2015-35 Class AI			Series 2016-138 Class DI
Interest Only STRIP			Interest Only STRIP
5.000% due 03/16/45	931	187	4.000% due 10/20/46	620	101
Series 2015-50			Series 2016-154 Class AI
Interest Only STRIP			Interest Only STRIP
4.000% due 04/20/45	1,821	273	5.000% due 02/20/41	1,622	81
Series 2015-60 Class IP			Series 2016-154 Class IB

See accompanying notes which are an integral part of this quarterly report.

164 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			Interest Only STRIP
5.000% due 11/20/39	761	161	1.565% due 02/20/67	2,313	173
Series 2016-156 Class PI			Series 2017-H08 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 11/20/46	1,318	153	2.377% due 02/20/67	1,341	209
Series 2016-167 Class SB			Series 2017-H09
Interest Only STRIP			Interest Only STRIP
5.022% due 04/20/38 (Ê)	7,133	302	1.774% due 04/20/67	4,985	534
Series 2016-168 Class AI			Series 2017-H09 Class HI
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/45	4,100	338	1.823% due 03/20/67	1,832	230
Series 2016-H04 Class KI			Series 2017-H10 Class MI
Interest Only STRIP			Interest Only STRIP
1.875% due 02/20/66	793	65	1.714% due 04/20/67	3,265	345
Series 2016-H06 Class AI			Series 2017-H11 Class NI
Interest Only STRIP			Interest Only STRIP
2.279% due 02/20/66	1,851	165	2.105% due 05/20/67	2,744	378
Series 2016-H12 Class AI			Ginnie Mae REMICS
Interest Only STRIP			Class IA
1.643% due 07/20/65	3,523	301	Interest Only STRIP
Series 2016-H14 Class AI			4.000% due 01/16/43	1,493	225
Interest Only STRIP			Series 2011-H16 Class FI
2.467% due 06/20/66	3,675	468	Interest Only STRIP
Series 2016-H17 Class DI			1.040% due 07/20/61	1,922	90
Interest Only STRIP			Series 2012-129
1.999% due 07/20/66	2,871	348	Interest Only STRIP
Series 2016-H22			4.500% due 11/16/42	622	143
Interest Only STRIP			Series 2012-H10 Class AI
1.838% due 10/20/66	2,475	255	Interest Only STRIP
Series 2016-H23 Class NI			1.171% due 12/20/61	7,099	327
Interest Only STRIP			Series 2012-H11 Class FI
2.830% due 10/20/66	3,328	435	Interest Only STRIP
Series 2016-H24 Class JI			1.224% due 02/20/62	8,658	464
Interest Only STRIP			Series 2012-H29 Class CI
2.721% due 11/20/66	1,545	195	Interest Only STRIP
Series 2017-5 Class IO			1.409% due 02/20/62	5,860	372
Interest Only STRIP			Series 2013-6 Class AI
5.000% due 01/20/47	1,444	329	Interest Only STRIP
Series 2017-11 Class PI			3.500% due 08/20/39	1,005	140
Interest Only STRIP			Series 2013-23 Class IK
4.000% due 12/20/46	1,680	237	Interest Only STRIP
Series 2017-17 Class DI			3.000% due 09/20/37	1,699	179
Interest Only STRIP			Series 2013-H15 Class CI
3.500% due 09/20/43	2,271	295	Interest Only STRIP
Series 2017-42 Class IC			1.772% due 07/20/63	3,257	205
Interest Only STRIP			Series 2014-20 Class SQ
4.500% due 08/20/41	3,506	654	Interest Only STRIP
Series 2017-H03 Class DI			5.122% due 07/20/43 (Ê)	1,970	274
Interest Only STRIP			Series 2014-30 Class IO
2.195% due 12/20/66	4,346	585	Interest Only STRIP
Series 2017-H03 Class HI			5.500% due 02/20/44	1,393	320
Interest Only STRIP			Series 2014-44 Class IA
1.543% due 01/20/67	3,824	286	Interest Only STRIP
Series 2017-H04 Class BI			3.500% due 05/20/28	922	94
Interest Only STRIP			Series 2014-139 Class NI
2.403% due 02/20/67	2,927	415	Interest Only STRIP
Series 2017-H06 Class EI			3.500% due 08/20/28	3,810	324
			Series 2015-111 Class IJ

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 165

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/45	1,720	267	2.169% due 02/20/67	2,887	348
Series 2015-162 Class BI			Series 2017-H08 Class NI
Interest Only STRIP			Interest Only STRIP
4.000% due 11/20/40	2,435	388	2.147% due 03/20/67	5,523	709
Series 2015-H09 Class BI			Government National Mortgage
Interest Only STRIP			Association
1.684% due 03/20/65	441	37	Series 2010-35 Class DI
Series 2015-H10 Class CI			Interest Only STRIP
Interest Only STRIP			4.500% due 03/20/40	1,841	375
1.797% due 04/20/65	1,070	91	Series 2010-50 Class QS
Series 2015-H15 Class JI			Interest Only STRIP
Interest Only STRIP			6.018% due 12/20/38 (Ê)	3,048	210
1.936% due 06/20/65	748	73	Series 2014-60 Class SE
Series 2015-H18 Class IA			Interest Only STRIP
Interest Only STRIP			5.574% due 04/20/44 (Ê)	683	116
1.816% due 06/20/65	575	44	Series 2014-H11 Class GI
Series 2015-H24 Class BI			Interest Only STRIP
Interest Only STRIP			1.480% due 06/20/64	3,104	254
1.604% due 08/20/65	1,412	87	Series 2015-80 Class IA
Series 2015-H25 Class AI			Interest Only STRIP
Interest Only STRIP			4.500% due 06/20/45	566	109
1.614% due 09/20/65	1,054	87	Series 2015-89 Class IP
Series 2015-H26 Class GI			Interest Only STRIP
Interest Only STRIP			4.000% due 02/20/45	1,026	172
1.780% due 10/20/65	588	56	Series 2015-149 Class KI
Series 2016-129 Class PI			Interest Only STRIP
Interest Only STRIP			4.000% due 10/20/45	775	133
4.500% due 06/20/45	1,154	219	Series 2016-27 Class IB
Series 2016-147 Class BI			Interest Only STRIP
Interest Only STRIP			4.000% due 11/20/45	1,943	327
4.000% due 10/20/46	505	105	Series 2016-37 Class IW
Series 2016-H16 Class DI			Interest Only STRIP
Interest Only STRIP			4.500% due 02/20/46	2,251	449
2.194% due 06/20/66 (Ê)	1,918	247	Series 2016-104 Class GI
Series 2016-H18 Class QI			Interest Only STRIP
Interest Only STRIP			4.500% due 01/20/46	1,224	154
1.975% due 06/20/66	2,377	314	Series 2016-H20 Class BI
Series 2016-H24 Class CI			Interest Only STRIP
Interest Only STRIP			1.562% due 09/20/66	3,024	235
1.703% due 10/20/66	4,854	440	GS Mortgage Securities Corp. II
Series 2017-6 Class DI			Series 2013-GC10 Class E
Interest Only STRIP			4.410% due 02/10/46 (Þ)	508	408
3.500% due 01/20/44	1,345	148	GS Mortgage Securities Trust
Series 2017-17 Class EI			Series 2011-GC5 Class D
Interest Only STRIP			5.400% due 08/10/44 (Þ)	836	826

4.000% due 09/20/44	3,580	402	Series 2013-GC12 Class D
Series 2017-38 Class DI			4.615% due 06/10/46 (Þ)	164	148
Interest Only STRIP			Series 2013-GC16 Class D
5.000% due 03/16/47	962	202	5.493% due 11/10/46 (Þ)	140	137
Series 2017-H03 Class EI			Series 2014-GC18 Class D
Interest Only STRIP			4.948% due 01/10/47 (Þ)	382	326
2.373% due 01/20/67	1,829	278	JPMBB Commercial Mortgage Securities
Series 2017-H06 Class BI			Trust
Interest Only STRIP			Series 2013-C12 Class D
2.256% due 02/20/67	4,217	571	4.086% due 07/15/45	167	153
Series 2017-H06 Class MI			Series 2013-C14 Class F
			3.598% due 08/15/46 (Þ)	650	464

See accompanying notes which are an integral part of this quarterly report.

166 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$		or Shares			$
Series 2013-C15 Class D			0.288% due 08/25/36 (Ê)		414		363
5.214% due 11/15/45 (Þ)	433	421	UBS-Barclays Commercial Mortgage
Series 2013-C17 Class D			Trust

4.887% due 01/15/47 (Þ)	210	199	Series 2012-C2 Class E
Series 2014-C18 Class D			4.886% due 05/10/63 (Þ)		155		129

4.814% due 02/15/47 (Þ)	272	239	Series 2012-C2 Class F
Series 2014-C25 Class D			5.000% due 05/10/63 (Å)		221		144
			Washington Mutual Mortgage Pass-
4.098% due 11/15/47 (Þ)	159	128	Through Certificates Trust
Series 2014-C26 Class D			Series 2005-AR10 Class 1A3
3.926% due 01/15/48 (Þ)	588	501	2.502% due 09/25/35 (Ê)		843		860
JPMorgan Chase Commercial Mortgage

Securities Trust			Series 2005-AR19 Class A1B3
Series 2012-C6 Class E			0.875% due 12/25/45 (Ê)		88		86
			Washington Mutual Mortgage Pass-
5.365% due 05/15/45 (Þ)	500	453	Through CertificatesTrust
Series 2012-C8 Class E			Series 2005-AR1 Class A2B
4.816% due 10/15/45 (Þ)	200	188	1.392% due 01/25/45 (Ê)		68		63
Series 2012-LC9 Class E			Wells Fargo Commercial Mortgage Trust
4.415% due 12/15/47 (Þ)	616	581	Series 2012-LC5 Class D
Series 2013-C16 Class D			4.935% due 10/15/45 (Þ)		250		242
4.975% due 12/15/46 (Þ)	379	362	Series 2013-LC12 Class D
Merrill Lynch Mortgage Trust			4.434% due 07/15/46 (Þ)		492		452
Series 2008-C1 Class D			Series 2014-LC16 Class D
6.475% due 02/12/51 (Å)	175	175	3.938% due 08/15/50 (Þ)		262		214
Morgan Stanley Bank of America Merrill
Lynch Trust			WFRBS Commercial Mortgage Trust
			Series 2011-C2 Class D

Series 2014-C14 Class D			5.602% due 02/15/44 (Þ)		362		368
4.831% due 02/15/47 (Þ)	450	415
			Series 2011-C4 Class F

Series 2014-C15 Class D			5.000% due 06/15/44 (Þ)		998		830
5.057% due 04/15/47 (Þ)	601	557
			Series 2012-C7 Class D

Series 2014-C17 Class D			4.988% due 06/15/45 (Þ)		140		118
4.855% due 08/15/47 (Þ)	400	340
			Series 2012-C7 Class E

Series 2014-C18 Class D			4.833% due 06/15/45 (Þ)		550		459
3.389% due 10/15/47 (Þ)	389	278
Morgan Stanley Bank of America			Series 2012-C10 Class D
Mortgage Trust			4.452% due 12/15/45 (Þ)		795		695
Series 2013-C7 Class D			Series 2014-C19 Class D
4.261% due 02/15/46 (Þ)	94	87	4.234% due 03/15/47 (Þ)		81		69
Series 2013-C11 Class C							106,322
4.371% due 08/15/46	154	140	Non-US Bonds - 0.1%
Morgan Stanley Capital I Trust			Holland Mortgage Backed (Hermes)
Series 2007-HQ11 Class AJ			XVIII BV
			Series 2012-18 Class A2
5.508% due 02/12/44	125	122
Series 2008-T29 Class B			1.286% due 09/18/44 (Ê)	EUR	372		441

6.275% due 01/11/43 (Å)	350	354	Total Long-Term Investments
Series 2008-T29 Class D
6.275% due 01/11/43 (Þ)	337	335	(cost $382,917)				386,252
Series 2011-C3 Class E
5.324% due 07/15/49 (Þ)	93	93	Options Purchased - 0.3%
Mortgage Repurchase Agreement			(Number of Contracts)
Financing Trust			Cross Currency Options
Series 2016-5 Class A			(EUR/GBP)
1.170% due 06/10/19 (Ê)(Þ)	339	338	Dec 2017 0.87 Call (1)	EUR	7,500	(ÿ)	397
Station Place Securitization Trust			Cross Currency Options
Series 2017-1 Class A			(TRY/USD)
1.673% due 02/25/49 (Ê)(Þ)	104	104	Jan 2018 3.65 Put (1)	USD	2,000	(ÿ)	51
Structured Asset Mortgage Investments			Cross Currency Options
II Trust			(USD/AUD)
Series 2006-AR7 Class A1BG

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 167

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal	Fair
	Amount ($)			Value		Amount ($)		Value
	or Shares			$			or Shares	$
Oct 2017 0.77 Put (1)	AUD	7,500	(ÿ)	28	Short-Term Investments - 42.4%
Cross Currency Options					Alere, Inc.
(USD/INR)
					7.250% due 07/01/18		2,000	2,010
Aug 2017 66.30 Call (1)	USD	17,500	(ÿ)	—	AMP Bank, Ltd.
Jan 2018 68.20 Call (1)	USD	15,000	(ÿ)	66	1.380% due 09/22/17 (ç)(~)		500	499
Cross Currency Options
					Avaya, Inc. 1st Lien Term Loan B4
(USD/JPY)					8.814% due 01/23/18 (Ê)		389	400
Oct 2017 108.00 Put (1)	USD	8,000	(ÿ)	74
Cross Currency Options					Bank of America Corp.
(USD/TRY)					Series L
Jan 2018 3.65 Put (1)	USD	4,000	(ÿ)	101	1.950% due 05/12/18		1,000	1,002
EURO STOXX 50 Index					Bank of Montreal
Aug 2017 3,575.00 Call (250)	EUR	8,938	(ÿ)	5	1.360% due 10/16/17 (~)		4,000	3,989
Fannie Mae Bonds					Series 3FRN
Sep 2017 96.20 Call (1)	USD	8,000	(ÿ)	58	1.664% due 04/10/18 (Ê)		600	601
Sep 2017 99.70 Call (1)	USD	34,000	(ÿ)	225	Barclays Bank PLC
					(23.629)% due 03/19/18 (~)	EUR	2,000	2,372
Sep 2017 102.52 Call (1)	USD	24,000	(ÿ)	132	BNP Paribas Fortis SA
Sep 2017 100.05 Put (1)	USD	10,000	(ÿ)	48	(9.773)% due 03/07/18 (~)	EUR	2,000	2,371
Russell 2000 Index					Caterpillar International Finance DAC
Sep 2017 1,250.00 Put (30)	USD	3,750	(ÿ)	9	1.192% due 08/08/17 (ç)(~)		2,000	1,999
S&P 500 Index					Citigroup, Inc.
Aug 2016 2,100.00 Put (585)	USD	122,850	(ÿ)	22	2.882% due 05/15/18 (Ê)		1,000	1,012
Sep 2017 116.50 Put (500)	USD	58,250	(ÿ)	35	City of Malmo
Sep 2017 2,150.00 Put (549)	USD	118,035	(ÿ)	122	0.013% due 10/05/17	USD	2,500	2,494
Oct 2017 2,150.00 Put (375)	USD	80,625	(ÿ)	208	Cooperatieve Robobank UA
SPX Volatility Index					(24.214)% due 08/22/17 (~)	EUR	1,300	1,539
Sep 2017 21.00 Call (1,300)	USD	2,730	(ÿ)	59	Credit Suisse AG
					Series GMTN
Aug 2017 14.00 Call (500)	USD	700	(ÿ)	18
					2.001% due 01/29/18 (Ê)		1,000	1,003
Aug 2017 20.00 Call (1,200)	USD	2,400	(ÿ)	15	DZ Privatbank SA
STOXX 50 Index					1.121% due 08/31/17 (ç)(~)		1,500	1,498
Aug 2017 14.00 Put (250)	EUR	350	(ÿ)	16	Energy Future Intermediate Holding Co.
United States 5 Year					LLC Term Loan
Treasury Note Futures					4.296% due 06/28/18 (Ê)		500	504
Aug 2017 116.25 Put (265)	USD	30,806	(ÿ)	2	ENGIE
Aug 2017 117.00 Put (500)	USD	58,500	(ÿ)	12	(22.171)% due 09/04/17 (~)	EUR	3,500	4,146
Swaptions					EUROFIMA
(Fund Receives/Fund					0.558% due 08/02/17 (ç)(~)		2,500	2,500
Pays)					European Bank for Reconstruction and
USD 3 Month LIBOR/USD					Development
1.968%
Aug 2017 1.97 Call (1)	USD	2,578	(ÿ)	1	1.260% due 09/11/17 (ç)(~)		4,000	3,996
USD 3 Month LIBOR/USD					Finnish Treasury Bills
1.977%					1.153% due 10/18/17 (~)		4,000	3,989
Sep 2017 1.98 Call (1)	USD	3,868	(ÿ)	5	Goldman Sachs Group, Inc. (The)
USD 3 Month LIBOR/USD					Series 1
1.995%					2.511% due 04/30/18 (Ê)		1,000	1,007
Oct 2017 2.00 Call (1)	USD	3,868	(ÿ)	10	Honeywell International, Inc.
USD 3 Month LIBOR/USD					(31.046)% due 01/16/18 (~)	EUR	3,000	3,563
2.015%					Iberdola International BV
Oct 2017 2.02 Call (1)	USD	3,868	(ÿ)	11	1.000% due 08/03/17 (~)	EUR	3,000	3,551
USD 3 Month LIBOR/USD					International Automotive Components
2.200%					Group SA
Aug 2017 2.20 Call (1)	USD	3,660	(ÿ)	12	9.125% due 06/01/18 (Þ)		475	463
Total Options Purchased					Italy Buoni Ordinari del Tesoro
(cost $2,848)				1,742	(39.885)% due 11/30/17	EUR	3,000	3,556
					(16.553)% due 07/13/18 (~)	EUR	1,000	1,188

See accompanying notes which are an integral part of this quarterly report.

168 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Principal		Fair
	Amount ($)			Value
		or Shares		$
JPMorgan Chase & Co.
1.864% due 04/25/18 (Ê)		600		602
KBC Bank NV
1.491% due 12/14/17 (~)		4,000		3,978
Legal & General Finance PLC
1.563% due 01/24/18 (~)		3,000		2,978
LMA SA
(9.700)% due 03/02/18 (~)	EUR	3,000		3,556
Spain Letras del Tesoro
(17.434)% due 10/13/17 (~)	EUR	1,000		1,185
Spain Letras del Tesoro Bills
(17.908)% due 06/15/18	EUR	4,500		5,347
Standard Chartered Bank
1.266% due 09/05/17 (ç)(~)		3,000		2,996
Sumitomo Trust and Banking Co. , Ltd.
(21.164)% due 09/11/17 (~)	EUR	1,500		1,776
Toyota Finance Australia, Ltd.
1.264% due 08/10/17 (ç)(~)		2,500		2,499
U. S. Cash Management Fund		186,048,085	(8)	186,065
UBS AG
(19.136)% due 09/26/17 (~)	EUR	3,500		4,146
United States Treasury Bills
0.633% due 08/03/17 (ç)(~)		467		467
0.830% due 08/10/17 (ç)(~)		3,273		3,272
0.856% due 08/17/17 (ç)(~)		1,857		1,856
0.957% due 08/24/17 (ç)(~)		110		110
Valeo SA
(29.903)% due 01/22/18 (~)	EUR	3,000		3,557
Vinci SA
1.344% due 10/05/17 (~)		3,000		2,994
Total Short-Term Investments
(cost $275,593)				278,636

Total Investments 101.6%
(identified cost $661,358)				666,630

Other Assets and Liabilities,
Net - (1.6%)				(10,399)

Net Assets - 100.0%				656,231

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 169

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.1%%
Merrill Lynch Mortgage Trust	10/07/16	175,000	100.37	176	175
Morgan Stanley Capital I Trust	11/09/16	350,000	101.78	356	354
UBS-Barclays Commercial Mortgage Trust	11/17/16	221,000	69.77	154	144
					673
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	568	AUD	73,246	09/17	(1,049)
Euro-Bund Futures	25	EUR	4	08/17	(4)
United States 10 Year Treasury Note Futures	562	USD	70,751	09/17	(1)
Short Positions
Euro-Bund Futures	30	EUR	10	08/17	11
Euro-Bund Futures	264	EUR	42,755	09/17	745
S&P 500 E-Mini Index Futures	20	USD	2,468	09/17	—
United Kingdom Long Gilt Futures	312	GBP	39,318	09/17	703
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					405

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (AUD/USD)	Call	1	0.82	AUD	7,500	10/18/17	(50)
Cross Currency Options (EUR/GBP)	Call	1	0.87	EUR	7,500	12/15/17	(390)
Cross Currency Options (EUR/GBP)	Call	1	0.92	EUR	7,500	12/15/17	(116)
Cross Currency Options (EUR/GBP)	Put	1	0.81	EUR	5,000	12/15/17	(3)
Cross Currency Options (GBP/EUR)	Put	1	0.81	EUR	2,500	12/15/17	(1)
Cross Currency Options (TRY/USD)	Put	1	3.35	USD	2,000	01/15/18	(5)
Cross Currency Options (TRY/USD)	Put	1	3.65	USD	2,000	01/15/18	(51)
Cross Currency Options (USD/TRY)	Call	1	6.00	USD	6,000	01/15/18	—
Cross Currency Options (USD/TRY)	Put	1	3.35	USD	4,000	01/15/18	(10)
Cross Currency Options (USD/ZAR)	Put	1	12.65	USD	17,000	11/15/17	(150)
Fannie Mae Bonds	Put	1	96.20	USD	8,000	09/06/17	(29)
Fannie Mae Bonds	Put	1	99.17	USD	10,000	09/06/17	(18)
Fannie Mae Bonds	Put	1	99.61	USD	10,000	09/06/17	(30)
Fannie Mae Bonds	Put	1	99.70	USD	34,000	09/06/17	(113)
Fannie Mae Bonds	Put	1	102.52	USD	24,000	09/06/17	(62)
S&P 500 Index	Put	195	2,250.00	USD	43,875	08/18/17	(21)
S&P 500 Index	Put	185	2,300.00	USD	42,090	09/15/17	(102)
S&P 500 Index	Put	50	2,300.00	USD	11,500	10/20/17	(65)
SPX Volatility Index	Call	500	19.00	USD	950	08/17/16	(8)
SPX Volatility Index	Put	250	11.00	USD	275	08/16/17	(14)
SPX Volatility Index	Put	400	11.00	USD	440	09/20/17	(17)
Swaptions
(Fund Receives/Fund Pays)
USD 2.302%/USD 3 Month LIBOR	Call	1	2.30	USD	1,830	08/25/17	(14)
USD 3 Month LIBOR/USD 2.538%	Put	1	2.54	USD	2,578	08/25/17	(1)
USD 3 Month LIBOR/USD 2.577%	Put	1	2.58	USD	3,868	09/29/17	(5)
USD 3 Month LIBOR/USD 2.600%	Put	1	2.60	USD	3,868	10/31/17	(10)
USD 3 Month LIBOR/USD 2.620%	Put	1	2.62	USD	3,868	10/27/17	(8)
Total Liability for Options Written (premiums received $2,022)							(1,293)

See accompanying notes which are an integral part of this quarterly report.

170 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Transactions in options written contracts for the period ended July 31, 2017 were as follows:
Number of		Premiums
	Contracts	Received
Outstanding October 31, 2016	97	$276
Opened	5,577	8,148
Closed	(1,830)	(3,994)
Expired	(2,244)	(2,408)
Outstanding July 31, 2017	1,600	$2,022

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	4,217	AUD	5,492	08/08/17	176
Bank of Montreal	USD	6,553	CAD	8,192	08/08/17	18
Bank of Montreal	USD	6,274	CHF	6,039	09/08/17	(14)
Bank of Montreal	USD	6,304	EUR	5,518	08/08/17	230
Bank of Montreal	USD	10,517	EUR	9,197	08/08/17	373
Bank of Montreal	USD	6,712	NOK	53,024	08/08/17	33
Bank of Montreal	USD	4,196	NZD	5,730	08/08/17	107
Bank of Montreal	USD	6,444	NZD	8,596	08/08/17	10
Bank of Montreal	USD	6,387	SEK	53,743	08/08/17	272
Bank of Montreal	AUD	13,730	USD	10,543	08/08/17	(441)
Bank of Montreal	AUD	7,866	USD	6,276	09/08/17	(13)
Bank of Montreal	EUR	3,679	USD	4,207	08/08/17	(149)
Bank of Montreal	GBP	4,846	USD	6,390	08/08/17	(5)
Bank of Montreal	JPY	699,794	USD	6,343	09/08/17	(15)
Bank of Montreal	NZD	8,596	USD	6,294	08/08/17	(160)
Bank of Montreal	SEK	35,829	USD	4,258	08/08/17	(181)
BNP Paribas	AUD	600	USD	481	08/25/17	1
BNP Paribas	GBP	1,493	EUR	1,667	08/25/17	5
Goldman Sachs	CAD	103	USD	82	08/25/17	—
Goldman Sachs	TRY	153	USD	43	08/25/17	(1)
Morgan Stanley	USD	469	AUD	590	08/25/17	3
Morgan Stanley	EUR	500	GBP	448	08/01/17	(1)
Morgan Stanley	EUR	39,000	USD	45,506	08/25/17	(716)
Morgan Stanley	JPY	220,000	USD	1,961	08/25/17	(37)
Morgan Stanley	ZAR	151	USD	12	08/25/17	—
Royal Bank of Canada	USD	6,309	GBP	4,846	08/08/17	86
Royal Bank of Canada	USD	10,514	GBP	8,077	08/08/17	144
Royal Bank of Canada	CHF	4,014	USD	4,191	08/08/17	39
Royal Bank of Canada	CHF	10,034	USD	10,478	08/08/17	98
State Street	USD	496	AUD	621	08/08/17	1
State Street	USD	113	EUR	96	08/08/17	—
State Street	USD	10,443	JPY	1,171,810	08/08/17	189
State Street	USD	676	NOK	5,338	08/08/17	3
State Street	USD	176	SEK	1,427	08/08/17	—
State Street	AUD	248	USD	198	08/08/17	—
State Street	CHF	13	USD	13	08/08/17	—
State Street	CHF	31	USD	33	08/08/17	—
State Street	EUR	143	USD	169	08/08/17	(1)
State Street	EUR	239	USD	282	08/08/17	(1)
State Street	GBP	90	USD	119	08/08/17	—
State Street	JPY	5,486	USD	50	08/08/17	—
State Street	NOK	53,024	USD	6,354	08/08/17	(390)
State Street	NOK	88,373	USD	10,591	08/08/17	(649)
State Street	NZD	155	USD	116	08/08/17	—
State Street	SEK	2,140	USD	265	08/08/17	(1)
UBS	USD	6,600	TRY	23,811	09/20/17	64

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 171

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	CAD	8,192	USD	6,311	08/08/17	(260)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,183)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Markit IOS Index	Credit Suisse	USD	10,799	01/12/45	74
Markit IOS Index	Goldman Sachs	USD	3,609	01/12/45	(25)
Markit IOS Index	Goldman Sachs	USD	12,046	01/12/45	(83)
Markit IOS Index	Goldman Sachs	USD	1,235	01/12/45	(8)
Markit IOS Index	JPMorgan Chase	USD	2,483	01/12/45	17
Markit IOS Index	JPMorgan Chase	USD	3,609	01/12/45	25
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					—

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were based on 1
Month LIBOR rate plus a fee ranging from 3.500% to 4.000%.

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Barclays	USD	550	1.373%	Three Month LIBOR	06/09/18	—
Barclays	USD	15,407	Three Month LIBOR	1.583%	06/30/19	(1)
Barclays	USD	100,224	Three Month LIBOR	1.700%	09/20/19	(142)
Barclays	USD	13,833	Three Month LIBOR	1.900%	09/20/22	20
Barclays	USD	3,352	Three Month LIBOR	2.147%	06/27/27	28
Barclays	USD	1,572	Three Month LIBOR	2.317%	07/05/27	(11)
Barclays	USD	3,062	Three Month LIBOR	2.312%	07/05/27	(20)
Barclays	USD	3,155	Three Month LIBOR	2.235%	07/05/27	1
Barclays	USD	3,504	Three Month LIBOR	2.317%	07/07/27	(25)
Barclays	USD	7,857	2.342%	Three Month LIBOR	07/10/27	72
Barclays	USD	3,986	2.361%	Three Month LIBOR	07/11/27	44
Barclays	USD	4,990	2.282%	Three Month LIBOR	07/17/27	18
Barclays	USD	818	Three Month LIBOR	2.264%	07/19/27	(2)
Barclays	USD	822	Three Month LIBOR	2.202%	07/20/27	3
Barclays	USD	4,026	2.220%	Three Month LIBOR	07/25/27	(8)
Barclays	USD	1,256	Three Month LIBOR	2.211%	07/26/27	4
Barclays	USD	1,005	Three Month LIBOR	2.289%	07/27/27	(4)
Barclays	USD	2,218	Three Month LIBOR	2.274%	07/28/27	(6)
Barclays	USD	1,224	2.251%	Three Month LIBOR	08/02/27	—
Barclays	USD	183	Three Month LIBOR	2.363%	08/07/27	(2)
Barclays	USD	195	Three Month LIBOR	2.373%	08/09/27	(2)
Barclays	USD	539	2.275%	Three Month LIBOR	08/09/27	1
Barclays	USD	9,536	2.200%	Three Month LIBOR	09/20/27	(55)
Barclays	USD	825	Three Month LIBOR	2.278%	10/03/27	—
Barclays	USD	1,134	Three Month LIBOR	2.295%	11/02/27	—
Barclays	USD	5,111	2.450%	Three Month LIBOR	09/20/47	(120)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) – ($127) (å)						(207)

See accompanying notes which are an integral part of this quarterly report.

172 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CMBX NA Index	Barclays	USD	700	3.000%	05/11/63	(79)
CMBX NA Index	Barclays	USD	4,696	3.000%	05/11/63	(532)
CMBX NA Index	Goldman Sachs	USD	143	3.000%	01/17/47	(13)
CMBX NA Index	Goldman Sachs	USD	3,159	3.000%	05/11/63	(358)
CMBX NA Index	Goldman Sachs	USD	430	(5.000%)	01/17/47	67
CMBX NA Index	JPMorgan Chase	USD	18	3.000%	01/17/47	(2)
CMBX NA Index	JPMorgan Chase	USD	5,756	3.000%	01/17/47	(510)
CMBX NA Index	JPMorgan Chase	USD	89	3.000%	05/11/63	(10)
CMBX NA Index	JPMorgan Chase	USD	5,000	3.000%	05/11/63	(566)
CMBX NA Index	JPMorgan Chase	USD	140	3.000%	05/11/63	(16)
CMBX NA Index	JPMorgan Chase	USD	140	3.000%	05/11/63	(16)
CMBX NA Index	JPMorgan Chase	USD	1,230	3.000%	05/11/63	(140)
CMBX NA Index	JPMorgan Chase	USD	1,000	3.000%	05/11/63	(113)
CMBX NA Index	JPMorgan Chase	USD	70	(3.000%)	01/17/47	6
CMBX NA Index	JPMorgan Chase	USD	1,230	3.000%	05/11/63	(140)
CMBX NA Index	JPMorgan Chase	USD	70	3.000%	05/11/63	(8)
CMBX NA Index	JPMorgan Chase	USD	500	3.000%	05/11/63	(57)
CMBX NA Index	Credit Suisse	USD	900	5.000%	05/11/63	(171)
CMBX NA Index	Credit Suisse	USD	247	3.000%	05/11/63	(28)
CMBX NA Index	Credit Suisse	USD	1,845	(5.000%)	01/17/47	289
CMBX NA Index	Goldman Sachs	USD	150	3.000%	05/11/63	(17)
CMBX NA Index	Goldman Sachs	USD	54	(5.000%)	01/17/47	8
CMBX NA Index	Goldman Sachs	USD	149	3.000%	05/11/63	(17)
CMBX NA Index	Goldman Sachs	USD	299	3.000%	05/11/63	(34)
CMBX NA Index	Goldman Sachs	USD	61	3.000%	05/11/63	(7)
CMBX NA Index	Goldman Sachs	USD	50	3.000%	05/11/63	(6)
CMBX NA Index	Goldman Sachs	USD	378	3.000%	05/11/63	(43)
CMBX NA Index	Goldman Sachs	USD	255	3.000%	05/11/63	(29)
CMBX NA Index	Goldman Sachs	USD	500	3.000%	05/11/63	(57)
CMBX NA Index	Goldman Sachs	USD	90	3.000%	05/11/63	(10)
CMBX NA Index	Goldman Sachs	USD	91	3.000%	05/11/63	(10)
CMBX NA Index	Goldman Sachs	USD	88	3.000%	05/11/63	(10)
CMBX NA Index	Goldman Sachs	USD	299	3.000%	05/11/63	(34)
CMBX NA Index	Goldman Sachs	USD	13,200	3.000%	05/11/63	(1,496)
CMBX NA Index	JPMorgan Chase	USD	448	3.000%	05/11/63	(51)
CMBX NA Index	JPMorgan Chase	USD	324	3.000%	05/11/63	(37)
CMBX NA Index	JPMorgan Chase	USD	148	(5.000%)	01/17/47	23
CMBX NA Index	JPMorgan Chase	USD	90	3.000%	05/11/63	(10)
CMBX NA Index	JPMorgan Chase	USD	925	(5.000%)	01/17/47	145
CMBX NA Index	JPMorgan Chase	USD	158	3.000%	05/11/63	(18)
CMBX NA Index	JPMorgan Chase	USD	78	3.000%	05/11/63	(9)
CMBX NA Index	JPMorgan Chase	USD	563	(5.000%)	01/17/47	88
CMBX NA Index	JPMorgan Chase	USD	78	3.000%	05/11/63	(9)
CMBX NA Index	JPMorgan Chase	USD	519	(5.000%)	01/17/47	81
CMBX NA Index	JPMorgan Chase	USD	152	3.000%	05/11/63	(17)
CMBX NA Index	JPMorgan Chase	USD	4,560	3.000%	05/11/63	(516)
CMBX NA Index	JPMorgan Chase	USD	139	3.000%	05/11/63	(16)
CMBX NA Index	JPMorgan Chase	USD	160	3.000%	05/11/63	(18)
CMBX NA Index	JPMorgan Chase	USD	160	3.000%	05/11/63	(18)
CMBX NA Index	JPMorgan Chase	USD	153	3.000%	05/11/63	(17)
CMBX NA Index	JPMorgan Chase	USD	78	3.000%	05/11/63	(9)
CMBX NA Index	JPMorgan Chase	USD	150	3.000%	05/11/63	(17)
CMBX NA Index	JPMorgan Chase	USD	149	3.000%	05/11/63	(17)
CMBX NA Index	JPMorgan Chase	USD	140	3.000%	05/11/63	(16)
CMBX NA Index	JPMorgan Chase	USD	225	(5.000%)	01/17/47	35
CMBX NA Index	JPMorgan Chase	USD	374	3.000%	05/11/63	(42)
CMBX NA Index	JPMorgan Chase	USD	150	(3.000%)	01/17/47	13
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($3,731)						(4,611)

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 173

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$1,343	$—	$—	$1,343
Corporate Bonds and Notes	—	144,539	—	—	144,539
International Debt	—	24,578	—	—	24,578
Loan Agreements	—	109,029	—	—	109,029
Mortgage-Backed Securities	—	105,609	713	—	106,322
Non-US Bonds	—	441	—	—	441
Options Purchased	523	1,219	—	—	1,742
Short-Term Investments	—	92,570	—	186,066	278,636
Total Investments	523	479,328	713	186,066	666,630

Other Financial Instruments
Assets
Futures Contracts	1,459	—	—	—	1,459
Foreign Currency Exchange Contracts	—	1,852	—	—	1,852
Interest Rate Swap Contracts	—	191	—	—	191
Credit Default Swap Contracts	—	755	—	—	755
Total Return Swap Contracts	—	116	—	—	116
Liabilities
Futures Contracts	(1,054)	—	—	—	(1,054)
Options Written	(226)	(1,067)	—	—	(1,293)
Foreign Currency Exchange Contracts	(1)	(3,034)	—	—	(3,035)
Interest Rate Swap Contracts	—	(398)	—	—	(398)
Credit Default Swap Contracts	—	(5,366)	—	—	(5,366)
Total Return Swap Contracts	—	(116)	—	—	(116)
Total Other Financial Instruments*	$178	$(7,067)	$—	$—	$(6,889)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

174 Unconstrained Total Return Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 89.0%			0.842% due 06/25/36 (Ê)	3,457	3,420
Asset-Backed Securities - 7.0%			Chase Issuance Trust
Accredited Mortgage Loan Trust			Series 2013-A1 Class A1
Series 2006-1 Class A4			1.300% due 02/18/20	3,000	2,998
0.814% due 04/25/36 (Ê)	3,348	3,218	Citibank Credit Card Issuance Trust
Series 2006-2 Class A4			Series 2014-A1 Class A1
0.852% due 09/25/36 (Ê)	9,855	9,550	2.880% due 01/23/23	12,474	12,861
ACE Securities Corp. Home Equity Loan			Series 2014-A5 Class A5
Trust			2.680% due 06/07/23	3,629	3,719
Series 2005-HE3 Class M2			Series 2014-A6 Class A6
1.657% due 05/25/35 (Ê)	4,731	4,725	2.150% due 07/15/21	2,000	2,017
ACE Securities Corp. Mortgage Loan

Trust			Series 2016-A2 Class A2
Series 2007-D1 Class A2			2.190% due 11/20/23	4,110	4,133
6.336% due 02/25/38 (Þ)	4,540	4,195	Conseco Finance Securitizations Corp.
American Express Credit Corp.			Series 2001-4 Class A4
Series 2014-4 Class A			7.360% due 08/01/32	864	904
1.430% due 06/15/20	3,000	3,000	Conseco Financial Corp.
AmeriCredit Automobile Receivables			Series 1997-7 Class A6
Trust			6.760% due 07/15/28	4	4
Series 2013-2 Class D			Countrywide Asset-Backed Certificates
2.420% due 05/08/19	5,761	5,766	Series 2005-9 Class M1
Series 2013-3 Class C			1.511% due 01/25/36 (Ê)	8,095	8,025
2.380% due 06/10/19	2,925	2,928	Series 2006-BC3 Class 2A2
Series 2015-2 Class A3			1.131% due 02/25/37 (Ê)	930	929
1.270% due 01/08/20	2,457	2,456	Series 2006-S8 Class A3
Series 2016-2 Class A2A			5.555% due 04/25/36	1,156	1,152
1.420% due 10/08/19	3,138	3,136	Dryden 37 Senior Loan Fund
Applebee's Funding LLC / IHOP			Series 2015-37A Class A
Funding LLC			2.380% due 04/15/27 (Ê)(Þ)	8,390	8,457
Series 2014-1 Class A2			Federal Home Loan Mortgage Corp.
4.277% due 09/05/44 (Þ)	1,650	1,625	Structured Pass-Through Securities
Asset-Backed Funding Trust Certificates			Series 2000-30 Class A5
Series 2005-WF1 Class M1			6.669% due 12/25/30	3	3
1.132% due 11/25/34 (Ê)	4,063	4,011	Fieldstone Mortgage Investment Trust
Bank of The West Auto Trust			Series 2004-4 Class M3
Series 2014-1 Class A3			2.484% due 10/25/35 (Ê)	1,897	1,888
1.090% due 03/15/19 (Þ)	842	842	Ford Credit Auto Owner Trust
Bear Stearns Second Lien Trust			Series 2015-A Class A3
Series 2007-SV1A Class A2			1.280% due 09/15/19	610	609
1.232% due 12/25/36 (Å)(Ê)	486	481	Series 2017-B Class A2B
Blackbird Capital Aircraft Lease			1.130% due 05/15/20 (Ê)	3,850	3,850
Securitization, Ltd.			Global SC Finance SRL
Series 2016-1A Class AA			Series 2017-1A Class A
2.487% due 12/16/41 (Þ)	4,598	4,588	3.850% due 04/15/37 (Þ)	3,727	3,790
BNC Mortgage Loan Trust			GMACM Home Equity Loan Trust
Series 2007-2 Class A5			Series 2007-HE1 Class A4
0.756% due 05/25/37 (Ê)	3,351	2,637	5.952% due 08/25/37	9,440	9,794
CAL Funding III, Ltd.			Series 2007-HE2 Class A2
Series 2017-1A Class A			6.054% due 12/25/37	2,031	1,988
3.620% due 06/25/42 (Þ)	5,207	5,237	Series 2007-HE2 Class A3
Capital One Multi-Asset Execution Trust			6.193% due 12/25/37	520	510
Series 2014-A3 Class A3			Greenpoint Manufactured Housing
1.374% due 01/18/22 (Ê)	2,200	2,209	Series 1999-1 Class A5
Cedar Funding, Ltd.			6.770% due 08/15/29	2,310	2,268
Series 2016-6A Class A1

2.352% due 10/20/28 (Ê)(Þ)	6,785	6,841	Series 1999-3 Class 1A7
			7.270% due 06/15/29	3,827	3,925
Centex Home Equity Loan Trust
Series 2006-A Class AV4

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 175

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
GreenPoint Manufactured Housing			Series 2001-B Class M1
Contract Trust			6.630% due 04/15/40	1,615	1,726
Series 2000-4 Class A3			Long Beach Mortgage Loan Trust
3.017% due 08/21/31 (Ê)	7,150	6,858	Series 2004-1 Class M1
GSAA Trust			1.741% due 02/25/34 (Ê)	4,065	4,050
Series 2006-S1 Class 2M2			Mastr Asset Backed Securities Trust
5.850% due 08/25/34 (Å)	2,876	2,569	Series 2006-HE5 Class A3
GSAMP Trust			0.752% due 11/25/36 (Ê)	3,326	2,167
Series 2006-HE5 Class A2C			Mercedes-Benz Auto Receivables Trust
0.742% due 08/25/36 (Ê)	4,475	4,280	Series 2016-1Class A2A
Hertz Vehicle Financing LLC			1.110% due 03/15/19	5,143	5,139
Series 2015-2A Class A			Merrill Lynch Mortgage Investors Trust
2.020% due 09/25/19 (Þ)	5,305	5,288	Series 2006-FF1 Class M4
Home Equity Asset Trust			0.962% due 08/25/36 (Ê)	5,348	5,215
Series 2005-9 Class M1			Mid-State Capital Corp. Trust
1.002% due 04/25/36 (Ê)	2,977	2,806	Series 2005-1 Class . A
Series 2006-3 Class M1			5.745% due 01/15/40	1,618	1,749
0.982% due 07/25/36 (Ê)	3,950	3,747	Nationstar Home Equity Loan Trust
Series 2006-4 Class 2A4			Series 2006-B Class M1
0.872% due 08/25/36 (Ê)	5,459	5,124	922.000% due 09/25/36 (Ê)	5,340	4,981
Honda Auto Receivables Owner Trust			Series 2007-A Class AV4
Series 2015-2 Class A3			0.822% due 03/25/37 (Ê)	4,290	4,116
1.040% due 02/21/19	2,958	2,954	Newcastle Mortgage Securities Trust
Series 2017-2 Class A2			Series 2006-1 Class M3
1.460% due 10/15/19	3,115	3,114	0.982% due 03/25/36 (Ê)	5,600	5,043
HSI Asset Securitization Corp. Trust			Nissan Auto Receivables Owner Trust
Series 2006-OPT3 Class 2A			Series 2013-B Class A4
0.961% due 02/25/36 (Ê)	3,354	3,342	1.310% due 10/15/19	602	602
Series 2007-WF1 Class 2A4			Series 2017-A Class A2B
0.842% due 05/25/37 (Ê)	9,069	8,659	1.037% due 01/15/20 (Ê)	5,500	5,500
Hyundai Auto Receivables Trust			Park Place Securities, Inc. Asset-Backed
Series 2015-A Class A3			Pass-Through Certificates
1.050% due 04/15/19	616	615	Series 2004-WHQ2 Class M2
Series 2015-C Class A2B			1.470% due 02/25/35 (Ê)	2,602	2,607
0.908% due 11/15/18 (Ê)	121	121	Popular ABS Mortgage Pass-Through
			Trust

Series 2015-C Class A3			Series 2006-D Class A3
1.460% due 02/18/20	1,730	1,729
			0.852% due 11/25/46 (Ê)	5,455	5,308
Irwin Home Equity Loan Trust			Purchasing Power Funding LLC
Series 2006-1 Class 2A3
5.770% due 09/25/35 (Å)	2,575	2,617	Series 2015-A Class A2
			4.750% due 12/15/19 (Þ)	2,320	2,328
Series 2007-1 Class 2A2
5.960% due 08/25/37 (Å)	1,111	1,130	RAMP Series Trust 2006-RZ1 Class M4
IXIS Real Estate Capital Trust			1.162% due 03/25/36 (Ê)	5,000	3,996
Series 2006-HE1 Class A3			Renaissance Home Equity Loan Trust
0.992% due 03/25/36 (Ê)	1,645	1,048	Series 2005-4 Class A3
Series 2006-HE1 Class A4			5.565% due 02/25/36	2	2
1.192% due 03/25/36 (Ê)	4,467	2,898	Series 2006-1 Class AF6
Series 2006-HE2 Class A3			5.746% due 05/25/36	1,397	1,000
0.752% due 08/25/36 (Ê)	615	241	Series 2007-1 Class AF2
Series 2006-HE2 Class A4			5.512% due 04/25/37	6	3
0.852% due 08/25/36 (Ê)	5,083	2,041	Santander Drive Auto Receivables Trust
Series 2007-HE1 Class A3			Series 2013-1 Class D
0.752% due 05/25/37 (Ê)	6,765	2,713	2.270% due 01/15/19	6,516	6,520
Lehman ABS Manufactured Housing			Series 2013-A Class D
Contract Trust
Series 2001-B Class A6			3.780% due 10/15/19 (Þ)	2,500	2,525
			Series 2014-4 Class C
6.467% due 04/15/40	249	256
			2.600% due 11/16/20	5,880	5,904

See accompanying notes which are an integral part of this quarterly report.

176 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-1 Class A2A			1.581% due 11/25/35 (Ê)	3,283	3,282
1.410% due 07/15/19	95	95	Wind River CLO, Ltd.
Saxon Asset Securities Trust			Series 2017-1A Class AR
Series 2007-2 Class A2C			2.484% due 04/18/26 (Ê)(Þ)	6,020	6,020
0.832% due 05/25/47 (Ê)	5,923	4,404			350,225
Securitized Asset-Backed Receivables			Corporate Bonds and Notes - 19.4%
LLC Trust			21st Century Fox America, Inc.
Series 2007-BR5 Class A2A
			6.900% due 08/15/39	3,377	4,561
0.722% due 05/25/37 (Ê)	3,215	2,505	Abbott Laboratories
SLM Private Credit Student Loan Trust
Series 2005-B Class A4			2.350% due 11/22/19	4,525	4,573
1.180% due 06/15/39 (Ê)	1,880	1,786	2.900% due 11/30/21	3,700	3,768
SLM Student Loan Trust			3.750% due 11/30/26	5,260	5,424
Series 2006-1 Class A5
			4.750% due 11/30/36	300	327
0.992% due 07/26/21 (Ê)	1,100	1,083
Soundview Home Loan Trust			4.900% due 11/30/46	530	586
Series 2005-4 (Ê)			AbbVie, Inc.
1.062% due 03/25/36 (Ê)	3,870	3,719	2.500% due 05/14/20	4,794	4,869
Structured Asset Investment Loan Trust			3.600% due 05/14/25	1,400	1,446
Series 2005-HE3 Class M1			ADT Corp. (The)
1.711% due 09/25/35 (Ê)	6,150	6,070	3.500% due 07/15/22	440	435
Series 2006-2 Class A3			4.125% due 06/15/23	405	410
0.626% due 04/25/36 (Ê)	2,010	1,964	AES Corp.
Structured Asset Securities Corp.
			5.500% due 03/15/24	370	387
Mortgage Loan Trust

Series 2006-BC2 Class A3			Aetna, Inc.
			2.800% due 06/15/23	1,200	1,213
0.742% due 09/25/36 (Ê)	3,209	3,034
			Albemarle Corp.

Series 2006-BC5 Class A4			4.150% due 12/01/24	1,633	1,721
0.762% due 12/25/36 (Ê)	2,265	2,141
			Series 30YR

Series 2006-BC6 Class A4			5.450% due 12/01/44	3,885	4,539
0.762% due 01/25/37 (Ê)	5,072	4,797
			Albertsons, Inc.

Series 2006-WF3 Class A4			7.450% due 08/01/29	180	162
0.902% due 09/25/36 (Ê)	5,545	5,500
			Alcoa, Inc.

Series 2007-BC1 Class A4			6.750% due 01/15/28	215	242
0.722% due 02/25/37 (Ê)	8,017	7,890
Textainer Marine Containers, Ltd.			Allegheny Technologies, Inc.
Series 2017-2A Class A			5.950% due 01/15/21	475	482
3.520% due 06/20/42 (Þ)	5,475	5,489	7.875% due 08/15/23	180	189
Towd Point Mortgage Trust			Allison Transmission, Inc.
Series 2015-2 Class 1A12			5.000% due 10/01/24 (Þ)	570	590
2.750% due 11/25/60 (Þ)	2,408	2,428	Ally Financial, Inc.
Toyota Auto Receivables Owner Trust			3.250% due 11/05/18	3,385	3,428
Series 2017-A Class A2A
			8.000% due 11/01/31	1,140	1,415
1.420% due 09/16/19	2,530	2,529	Altria Group, Inc.
Triton Container Finance LLC
Series 2017-1A Class A			9.250% due 08/06/19	2,463	2,825
3.520% due 06/20/42 (Þ)	2,001	2,007	2.850% due 08/09/22	810	826
United States Small Business			9.950% due 11/10/38	515	879
Administration
Series 2016-20G			10.200% due 02/06/39	2,685	4,702
			Amazon. com, Inc.
2.040% due 07/01/36	75	73
Series 2017-20D			4.950% due 12/05/44	400	470
			American Airlines Pass-Through Trust
2.840% due 04/01/37	760	764	Series 2011-1 Class A
USAA Auto Owner Trust
Series 2016-1 Class A2			5.250% due 01/31/21	1,304	1,401
			Series 2013-2 Class A
1.070% due 03/15/19	3,327	3,325
Wells Fargo Home Equity Trust			4.950% due 01/15/23	2,918	3,133
Series 2005-3 Class M4			Series 2014-1 Class B

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 177

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.375% due 10/01/22	1,862	1,908	2.850% due 05/11/24	2,600	2,631
Series B Class B			2.450% due 08/04/26	1,750	1,684
5.250% due 01/15/24	1,827	1,927	Arconic, Inc.
4.950% due 02/15/25	1,195	1,243	5.400% due 04/15/21	1,000	1,068

American Axle & Manufacturing, Inc.			5.900% due 02/01/27	350	385
6.625% due 10/15/22	360	374	5.950% due 02/01/37	350	361
American Builders & Contractors Supply
			AT&T Corp.
Co. , Inc.			8.250% due 11/15/31	1,044	1,464
5.750% due 12/15/23 (Þ)	360	383
			AT&T, Inc.
American Express Credit Corp.			3.000% due 02/15/22	250	253
1.817% due 03/18/19 (Ê)	5,804	5,843
1.875% due 05/03/19	2,440	2,446	2.850% due 02/14/23	1,300	1,302
			3.800% due 03/01/24	1,780	1,834
1.700% due 10/30/19	3,960	3,944
Series F			3.400% due 08/14/24	6,185	6,191
2.600% due 09/14/20	5,515	5,613	3.400% due 05/15/25	90	89
American Honda Finance Corp.			4.250% due 03/01/27	2,670	2,746
Series MTN
			3.900% due 08/14/27	5,610	5,606
1.522% due 02/14/20 (Ê)	4,500	4,513
American International Group, Inc.			5.250% due 03/01/37	2,820	2,955
6.400% due 12/15/20	6,480	7,337	4.900% due 08/14/37	2,520	2,509
3.750% due 07/10/25	620	641	4.800% due 06/15/44	990	959
American Tower Trust I			4.350% due 06/15/45	480	436
3.070% due 03/15/23 (Þ)	1,825	1,844	4.550% due 03/09/49	6,287	5,773
Amgen, Inc.			Athene Global Funding
3.625% due 05/22/24	100	105	2.750% due 04/20/20 (Þ)	5,725	5,757
4.400% due 05/01/45	500	526	Avon Products, Inc.
Anadarko Petroleum Corp.			6.500% due 03/01/19	490	509
4.850% due 03/15/21	650	694	BAC Capital Trust XIV
			Series G
5.550% due 03/15/26	300	337
			4.000% due 09/29/49 (Ê)(ƒ)	500	445
6.450% due 09/15/36	7,272	8,677	Ball Corp.
4.500% due 07/15/44	750	703	5.250% due 07/01/25	720	792
6.600% due 03/15/46	470	580	Bank of America Corp.
Anheuser-Busch InBev Finance, Inc.			5.000% due 05/13/21	1,600	1,750
2.650% due 02/01/21	1,100	1,119	4.250% due 10/22/26	1,150	1,198
3.300% due 02/01/23	3,330	3,455	3.824% due 01/20/28	4,840	4,942
3.650% due 02/01/26	1,220	1,262	6.110% due 01/29/37	2,625	3,251
4.900% due 02/01/46	690	776	5.000% due 01/21/44	300	343
Anthem, Inc.
			4.875% due 04/01/44	1,600	1,808
2.250% due 08/15/19	2,210	2,226	Series GMTN
3.700% due 08/15/21	250	261	1.967% due 07/21/21 (Ê)	5,000	5,009
3.125% due 05/15/22	3,665	3,769	3.300% due 01/11/23	2,100	2,155
Apache Corp.
			4.450% due 03/03/26	160	169
6.900% due 09/15/18	1,140	1,200
			3.500% due 04/19/26	5,860	5,924
3.250% due 04/15/22	100	102
			3.593% due 07/21/28	180	181
5.100% due 09/01/40	900	947	Series L
4.750% due 04/15/43	180	183	2.600% due 01/15/19	310	313
4.250% due 01/15/44	120	114	Series X
Apollo Management Holdings, LP			6.250% due 09/29/49 (ƒ)	420	463
4.400% due 05/27/26 (Þ)	2,560	2,658	Bank of America NA
Apple, Inc.			Series BKNT
2.006% due 02/22/19 (Ê)	3,380	3,421	2.050% due 12/07/18	1,815	1,825
1.479% due 05/06/19 (Ê)	2,725	2,738	Bank of Montreal

See accompanying notes which are an integral part of this quarterly report.

178 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.510% due 08/16/18 (Ê)(~)	5,800	5,799	5.150% due 03/15/34	700	642
Bank of New York Mellon Corp. (The)			5.375% due 03/15/44	4,635	4,172
2.600% due 08/17/20	3,145	3,201	Charter Communications Operating LLC
2.200% due 08/16/23	3,160	3,089	/ Charter Communications Operating
			Capital
Bank One Capital III			3.750% due 02/15/28 (Þ)	2,210	2,158
8.750% due 09/01/30	1,527	2,264
BankAmerica Capital III			6.384% due 10/23/35	140	164
1.874% due 01/15/27 (Ê)	500	470	6.484% due 10/23/45	2,990	3,529

Barrick NA Finance LLC			Cheniere Corpus Christi Holdings LLC
4.400% due 05/30/21	1,515	1,637	5.125% due 06/30/27 (Þ)	280	292

5.700% due 05/30/41	600	719	Chesapeake Energy Corp.
Becton Dickinson and Co.			6.125% due 02/15/21	310	303
2.894% due 06/06/22	4,520	4,544	8.000% due 12/15/22 (Þ)	20	21
3.363% due 06/06/24	4,365	4,414	5.750% due 03/15/23	30	27

3.734% due 12/15/24	139	143	Chevron Corp.
4.685% due 12/15/44	100	106	1.790% due 11/16/18	750	753
Berkshire Hathaway Energy Co.			2.954% due 05/16/26	800	802

6.500% due 09/15/37	350	469	Chubb INA Holdings, Inc.
Blue Cube Spinco, Inc.			2.300% due 11/03/20	150	152
10.000% due 10/15/25	1,670	2,071	3.350% due 05/03/26	260	269
BMW US Capital LLC			Cintas Corp. No. 2
1.500% due 04/11/19 (Þ)	5,753	5,739	2.900% due 04/01/22	320	326
Boeing Co. (The)			3.700% due 04/01/27	340	356
4.875% due 02/15/20	700	754	Cisco Systems, Inc.
Brighthouse Financial, Inc.			1.400% due 09/20/19	1,945	1,937
3.700% due 06/22/27 (Þ)	6,000	5,943	CIT Group, Inc.
Brinker International, Inc.			5.000% due 08/01/23	300	325
3.875% due 05/15/23	500	484	Citigroup Capital III
Burlington Northern Santa Fe LLC			7.625% due 12/01/36	2,825	3,559
4.150% due 04/01/45	705	740	Citigroup, Inc.
Capital One Bank NA			4.450% due 09/29/27	8,835	9,305
Series BKNT
			8.125% due 07/15/39	590	911
2.250% due 02/13/19	4,335	4,349
Capital One NA			5.300% due 05/06/44	671	766
2.350% due 08/17/18	3,705	3,727	4.650% due 07/30/45	1,189	1,298
Cardinal Health, Inc.			4.750% due 05/18/46	110	117
2.616% due 06/15/22	240	242	5.950% due 12/31/49 (ƒ)	1,900	2,041
3.079% due 06/15/24	300	304	Citizens Financial Group, Inc.
Carlyle Holdings II Finance LLC			2.375% due 07/28/21	2,695	2,685
5.625% due 03/30/43 (Þ)	1,430	1,660	Cliffs Natural Resources, Inc.
Caterpillar Financial Services Corp.			6.250% due 10/01/40	550	457
1.350% due 05/18/19	2,050	2,038	CME Group, Inc.
CCO Holdings LLC / CCO Holdings			5.300% due 09/15/43	200	249
Capital Corp.			CNOOC Finance USA LLC
5.375% due 05/01/25 (Þ)	760	808	3.500% due 05/05/25	1,300	1,306
Celgene Corp.			Comcast Corp.
3.550% due 08/15/22	200	210	3.375% due 08/15/25	200	207
5.000% due 08/15/45	710	809	2.350% due 01/15/27	2,640	2,482
CenturyLink, Inc.
			3.200% due 07/15/36	120	113
6.875% Series G due 01/15/28	350	348	6.400% due 03/01/40	150	202
Series T			Constellation Brands, Inc.
5.800% due 03/15/22	300	312	6.000% due 05/01/22	1,785	2,043
CF Industries, Inc.			4.750% due 11/15/24	290	320

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 179

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Continental Resources, Inc.			5.625% due 08/15/19	1,453	1,551
4.500% due 04/15/23	100	98	6.350% due 06/01/40	3,706	4,121
3.800% due 06/01/24	1,040	962	DISH DBS Corp.
4.900% due 06/01/44	305	261	6.750% due 06/01/21	235	259
Cott Holdings, Inc.			5.875% due 11/15/24	550	597
5.500% due 04/01/25 (Þ)	260	273	Dollar Tree, Inc.
Cox Communications, Inc.			5.750% due 03/01/23	490	519
3.250% due 12/15/22 (Þ)	1,790	1,793	Dominion Resources, Inc.
6.450% due 12/01/36 (Þ)	2,185	2,483	7.000% due 06/15/38	150	202
Crown Castle Towers LLC			Dresdner Funding Trust I
6.113% due 01/15/20 (Þ)	2,400	2,583	8.151% due 06/30/31 (Þ)	350	443
CVS Health Corp.			Duke Energy Carolinas LLC
2.750% due 12/01/22	600	605	5.300% due 02/15/40	200	247
5.125% due 07/20/45	1,100	1,264	4.250% due 12/15/41	100	108
DAE Funding LLC			Eaton Corp.
4.500% due 08/01/22 (Þ)	132	134	2.750% due 11/02/22	1,000	1,012
5.000% due 08/01/24 (Þ)	130	133	4.150% due 11/02/42	250	258
Daimler Finance NA LLC			eBay, Inc.
2.000% due 08/03/18 (Þ)	6,630	6,651	1.791% due 08/01/19 (Ê)	1,725	1,731
1.750% due 10/30/19 (Þ)	3,850	3,826	Ecolab, Inc.
2.300% due 01/06/20 (Þ)	5,740	5,773	4.350% due 12/08/21	100	109
Darden Restaurants, Inc.			Edgewell Personal Care Co.
6.800% due 10/15/37	2,710	3,496	4.700% due 05/19/21	462	493
DaVita HealthCare Partners, Inc.			Eli Lilly and Co.
5.000% due 05/01/25	30	30	3.100% due 05/15/27	260	264
DCP Midstream LLC			Embarq Corp.
4.750% due 09/30/21 (Þ)	1,000	1,028	7.995% due 06/01/36	820	833
DCP Midstream Operating, LP			Energy Transfer Partners, LP
3.875% due 03/15/23	560	546	4.050% due 03/15/25	2,910	2,940
5.600% due 04/01/44	175	166	6.050% due 06/01/41	2,678	2,873
Dell International LLC / EMC Corp			EnLink Midstream Partners, LP
Company			2.700% due 04/01/19	3,340	3,348
7.125% due 06/15/24 (Þ)	630	701	4.150% due 06/01/25	2,000	2,005
Delta Air Lines Pass-Through Trust			Enterprise Products Operating LLC
Series 071A Class A			Series A
6.821% due 08/10/22	2,790	3,184	5.018% due 08/01/66 (Ê)	1,890	1,898
Series 2002-1 Class G-1			Series B
6.718% due 01/02/23	334	376	7.034% due 01/15/68	2,890	2,948
Devon Energy Corp.			EOG Resources, Inc.
5.850% due 12/15/25	2,550	2,927	2.450% due 04/01/20	2,570	2,590
5.000% due 06/15/45	1,150	1,173	4.150% due 01/15/26	200	213
Devon Financing Co. LLC			Exelon Corp.
7.875% due 09/30/31	4,550	5,953	2.850% due 06/15/20	2,590	2,641
Diageo Investment Corp.			Exxon Mobil Corp.
2.875% due 05/11/22	600	616	1.396% due 03/15/19 (Ê)	4,555	4,563
Diamond 1 Finance Corp. / Diamond 2
Finance Corp			3.043% due 03/01/26	500	509
3.480% due 06/01/19 (Þ)	1,000	1,024	4.114% due 03/01/46	250	267
			Farmers Exchange Capital III
4.420% due 06/15/21 (Þ)	1,840	1,944
			5.454% due 10/15/54 (Þ)	3,275	3,509
6.020% due 06/15/26 (Þ)	4,125	4,606	Fifth Third Bank
8.350% due 07/15/46 (Þ)	6,000	7,855	Series BKNT
Diamond Offshore Drilling, Inc.			2.875% due 10/01/21	2,900	2,958
4.875% due 11/01/43	445	291	First Data Corp.
Discovery Communications LLC			5.375% due 08/15/23 (Þ)	500	523

See accompanying notes which are an integral part of this quarterly report.

180 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
First Union Capital II			Glencore Funding LLC
Series A			4.125% due 05/30/23 (Þ)	280	292
7.950% due 11/15/29	1,575	2,084	4.000% due 03/27/27 (Þ)	820	825
FirstEnergy Corp.			Global Marine, Inc.
Series A
			7.000% due 06/01/28	255	226
2.850% due 07/15/22	2,320	2,323	GLP Capital, LP / GLP Financing II, Inc.
Series B
			5.375% due 11/01/23	550	594
4.250% due 03/15/23	700	746
			Goldman Sachs Capital I
3.900% due 07/15/27	740	748	6.345% due 02/15/34	5,065	6,264
Series C			Goldman Sachs due Capital II
7.375% due 11/15/31	1,900	2,525	4.000% due 06/01/43 (Ê)(ƒ)	17	15
FirstEnergy Solutions Corp.			Goldman Sachs Group, Inc. (The)
6.050% due 08/15/21	700	315	5.250% due 07/27/21	1,900	2,093
Ford Motor Credit Co. LLC
			2.905% due 07/24/23	4,210	4,216
2.551% due 10/05/18	7,720	7,778
			3.850% due 07/08/24	1,445	1,502
3.157% due 08/04/20	1,750	1,789
			4.250% due 10/21/25	1,410	1,468
5.875% due 08/02/21	650	726
Freeport-McMoRan, Inc.			3.500% due 11/16/26	590	589
3.550% due 03/01/22	1,050	1,019	6.750% due 10/01/37	2,311	3,037
6.875% due 02/15/23	100	109	6.250% due 02/01/41	1,100	1,447
3.875% due 03/15/23	500	484	5.150% due 05/22/45	170	192
4.550% due 11/14/24	700	684	4.750% due 10/21/45	1,000	1,108

5.400% due 11/14/34	270	254	Series D
			6.000% due 06/15/20	1,875	2,071
5.450% due 03/15/43	6,860	6,311

GE Capital International Funding Co.			Series GMTN
Unlimited Co			3.064% due 10/28/27 (Ê)	4,540	4,731

4.418% due 11/15/35	1,000	1,084	Goodyear Tire & Rubber Co. (The)
General Electric Co.			5.125% due 11/15/23	330	344

5.300% due 02/11/21	900	996	Government Properties Income Trust
4.500% due 03/11/44	800	888	4.000% due 07/15/22	2,000	2,000
			Great Plains Energy, Inc.
Series GMTN			5.292% due 06/15/22	3,785	4,177
3.100% due 01/09/23	679	707
			Halliburton Co.
6.150% due 08/07/37	583	774
			3.800% due 11/15/25	500	516
6.875% due 01/10/39	1,780	2,570
			4.850% due 11/15/35	700	755
Series NOTZ

2.104% due 04/15/20 (Ê)	1,140	1,160	Harley-Davidson Financial Services, Inc.
			2.550% due 06/09/22 (Þ)	1,320	1,313
General Motors Co.

3.500% due 10/02/18	380	387	Harris Corp.
			4.854% due 04/27/35	250	276
4.875% due 10/02/23	3,070	3,317
			5.054% due 04/27/45	260	294
6.250% due 10/02/43	650	736	HCA, Inc.
5.200% due 04/01/45	1,455	1,456	5.375% due 02/01/25	230	245
General Motors Financial Co. , Inc.			5.500% due 06/15/47	4,300	4,483
4.375% due 09/25/21	150	159	Hess Corp.
4.250% due 05/15/23	100	105	4.300% due 04/01/27	2,881	2,861
Genworth Holdings, Inc.			Hewlett Packard Enterprise Co.
7.200% due 02/15/21	490	464	2.850% due 10/05/18	1,595	1,614
7.625% due 09/24/21	935	890	6.200% due 10/15/35	7,038	7,647
Georgia-Pacific LLC			HSBC Bank NA
8.875% due 05/15/31	2,190	3,407	Series BKNT
Gilead Sciences, Inc.			5.875% due 11/01/34	2,665	3,308
2.550% due 09/01/20	3,700	3,776	HSBC Finance Corp.
3.650% due 03/01/26	170	177	6.676% due 01/15/21	700	794
			Humana, Inc.
4.750% due 03/01/46	615	678

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 181

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.150% due 12/01/22	100	102	Kohl's Corp.
3.850% due 10/01/24	3,720	3,912	5.550% due 07/17/45	4,515	4,229
			Kraft Foods Group, Inc.
3.950% due 03/15/27	330	346
			3.500% due 06/06/22	280	291
4.625% due 12/01/42	150	164	Kraft Heinz Foods Co.
4.950% due 10/01/44	120	137	4.875% due 02/15/25 (Þ)	5,634	6,066
4.800% due 03/15/47	30	34	3.000% due 06/01/26	300	289
Huntington National Bank (The)
Series BKNT			5.000% due 07/15/35	170	184
2.200% due 11/06/18	4,406	4,428	5.000% due 06/04/42	80	85
Hyundai Capital America			5.200% due 07/15/45	150	163
2.000% due 07/01/19 (Þ)	2,085	2,071	Kroger Co. (The)
Intel Corp.			2.800% due 08/01/22	1,870	1,883
2.875% due 05/11/24	3,120	3,162	3.700% due 08/01/27	3,380	3,389
3.700% due 07/29/25	150	159	5.150% due 08/01/43	150	159
4.900% due 07/29/45	100	117	4.650% due 01/15/48	1,180	1,174

International Business Machines Corp.			L Brands, Inc.
1.272% due 02/12/19 (Ê)	1,270	1,276	6.950% due 03/01/33	520	501
International Game Technology			Lamb Weston Holdings, Inc.
7.500% due 06/15/19	245	267	4.875% due 11/01/26 (Þ)	350	366
International Lease Finance Corp.			Land O' Lakes, Inc.
7.125% due 09/01/18 (Þ)	1,000	1,056	6.000% due 11/15/22 (Þ)	4,550	5,073
5.875% due 08/15/22	1,370	1,551	Lennar Corp.
International Paper Co.			4.500% due 04/30/24	220	229
8.700% due 06/15/38	1,735	2,563	Leucadia National Corp.

Jackson National Life Global Funding			6.625% due 10/23/43	350	372
2.600% due 12/09/20 (Þ)	1,670	1,686	Lockheed Martin Corp.

JBS USA LLC / JBS USA Finance, Inc.			3.350% due 09/15/21	1,690	1,768
8.250% due 02/01/20 (Þ)	1,175	1,190	4.500% due 05/15/36	100	110
JC Penney Corp. , Inc.			Series 10YR
7.400% due 04/01/37	525	417	3.550% due 01/15/26	600	626
Johnson & Johnson			Lowe's Cos. , Inc.
2.250% due 03/03/22	2,200	2,227	3.100% due 05/03/27	2,280	2,290
3.625% due 03/03/37	350	364	McDonald's Corp.
JPMorgan Chase & Co.			2.100% due 12/07/18	2,975	2,993
2.750% due 06/23/20	2,755	2,809	3.700% due 01/30/26	400	418
2.550% due 03/01/21	3,340	3,369	3.500% due 03/01/27	240	246
1.771% due 03/09/21 (Ê)	10,410	10,414	MDC Holdings, Inc.
4.350% due 08/15/21	900	970	5.625% due 02/01/20	455	489
			MeadWestvaco Corp.
3.875% due 09/10/24	1,000	1,037
			7.375% due 09/01/19	970	1,071
4.125% due 12/15/26	1,600	1,669	Meccanica Holdings USA, Inc.
4.250% due 10/01/27	210	222	6.250% due 07/15/19 (Þ)	625	670
3.782% due 02/01/28	1,820	1,869	Medtronic, Inc.
6.400% due 05/15/38	2,208	2,961	3.150% due 03/15/22	3,595	3,748
4.950% due 06/01/45	700	789	3.500% due 03/15/25	1,000	1,049
KeyCorp			Merck & Co. , Inc.
2.300% due 12/13/18	2,950	2,970	2.750% due 02/10/25	300	301
Kinder Morgan, Inc.			Mercury General Corp.
5.550% due 06/01/45	435	467	4.400% due 03/15/27	3,240	3,287
KKR Group Finance Co. II LLC			MetLife, Inc.
5.500% due 02/01/43 (Þ)	50	56	6.400% due 12/15/36	670	775
KKR Group Finance Co. III LLC			10.750% due 08/01/39	4,380	7,321
5.125% due 06/01/44 (Þ)	3,540	3,812	Metropolitan Life Global Funding I

See accompanying notes which are an integral part of this quarterly report.

182 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.350% due 09/14/18 (Þ)	9,700	9,669	4.375% due 08/15/22 (Þ)	3,450	3,549
2.500% due 12/03/20 (Þ)	2,000	2,020	Noble Energy, Inc.
Microsoft Corp.			8.250% due 03/01/19	600	657
2.875% due 02/06/24	970	992	3.900% due 11/15/24	1,000	1,033
2.700% due 02/12/25	240	241	5.250% due 11/15/43	100	105
2.400% due 08/08/26	1,350	1,304	Nordea Bank AB
			Series YCD
3.300% due 02/06/27	4,005	4,142
			1.584% due 04/10/19 (Ê)(~)	1,800	1,799
3.450% due 08/08/36	20	20	Norfolk Southern Corp.
3.750% due 02/12/45	1,000	997	1.800% due 02/14/20	2,580	2,593
MidAmerican Energy Co.			Northwest Airlines Pass Through Trust
3.500% due 10/15/24	1,500	1,575	Series 07-1
Morgan Stanley			7.027% due 11/01/19	1,830	2,017
2.713% due 10/24/23 (Ê)	5,990	6,108	NuStar Logistics LP
3.591% due 07/22/28	4,650	4,663	4.800% due 09/01/20	350	364
Series GMTN			NVR, Inc.
7.300% due 05/13/19	1,000	1,092	3.950% due 09/15/22	3,200	3,361

3.750% due 02/25/23	4,415	4,608	Occidental Petroleum Corp.
MPLX LP			3.125% due 02/15/22	200	207
4.875% due 06/01/25	700	749	3.400% due 04/15/26	350	358
Murphy Oil Corp.			3.000% due 02/15/27	870	863
4.700% due 12/01/22	930	914	4.625% due 06/15/45	200	217
Mutual of Omaha Insurance Co.
			4.400% due 04/15/46	150	159
4.297% due 07/15/54 (Þ)	3,070	3,114
Mylan NV			4.100% due 02/15/47	1,010	1,024
			Oracle Corp.
3.950% due 06/15/26	3,775	3,860
			1.900% due 09/15/21	2,635	2,621
5.250% due 06/15/46	2,460	2,682	PACCAR Financial Corp.
Nabors Industries, Inc.
			1.650% due 02/25/19	1,400	1,400
5.100% due 09/15/23	1,000	948
Navient Corp.			1.200% due 08/12/19	1,236	1,222
Series MTN			Series MTN
8.000% due 03/25/20	1,175	1,300	1.823% due 12/06/18 (Ê)	2,850	2,870
			Pacific Gas & Electric Co.
5.625% due 08/01/33	525	446
NBCUniversal Media LLC			6.050% due 03/01/34	1,700	2,210

4.375% due 04/01/21	1,000	1,081	5.800% due 03/01/37	400	513
NCL Corp. ,Ltd.			Pharmacia LLC
4.750% due 12/15/21 (Þ)	210	217	6.500% due 12/01/18	2,065	2,198
Netflix, Inc.			Philip Morris International, Inc.
5.875% due 02/15/25	380	426	2.000% due 02/21/20	7,585	7,621
New Albertson's, Inc.			2.500% due 08/22/22	600	603
Series MTNC			4.500% due 03/20/42	220	233
6.625% due 06/01/28	400	350	Pricoa Global Funding I
New York Life Global Funding			2.550% due 11/24/20 (Þ)	2,210	2,234
1.424% due 04/12/19 (Ê)(Þ)	9,645	9,641	Prime Security Services Borrower LLC /
Newell Brands, Inc.			Prime Finance, Inc.
3.150% due 04/01/21	150	154	9.250% due 05/15/23 (Þ)	330	368

3.850% due 04/01/23	400	424	Procter & Gamble Co. (The)
			1.581% due 11/01/19 (Ê)	1,580	1,593
5.000% due 11/15/23	3,884	4,165
			Progress Energy, Inc.
4.200% due 04/01/26	250	268
			4.400% due 01/15/21	200	212

NextEra Energy Capital Holdings,Inc.			Protective Life Global Funding
3.550% due 05/01/27	2,110	2,175
			2.700% due 11/25/20 (Þ)	1,100	1,112
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ)	350	434	PulteGroup, Inc.
			6.000% due 02/15/35	350	359
NGPL PipeCo. LLC			QUALCOMM, Inc.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 183

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.600% due 01/30/23	2,445	2,459	Sprint Capital Corp.
Quicken Loans, Inc.			8.750% due 03/15/32	1,300	1,612
5.750% due 05/01/25 (Þ)	230	241	Sprint Spectrum Co. LLC / Sprint
QVC, Inc.			Spectrum Co II LLC / Sprint Spectrum
			Co III LLC
4.375% due 03/15/23	845	868	Series A-1
Qwest Capital Funding, Inc.			3.360% due 09/20/21 (Þ)	2,300	2,332
7.750% due 02/15/31	300	278	Symantec Corp.
Regency Energy Partners, LP / Regency
Energy Finance Corp.			3.950% due 06/15/22	700	726
			Talen Energy Supply LLC
5.875% due 03/01/22	400	443
Reliance Standard Life Global Funding			4.600% due 12/15/21	840	672
II			Taylor Morrison Communities, Inc. /
			Monarch Communities Inc
2.500% due 01/15/20 (Þ)	3,380	3,396
Reynolds American, Inc.			5.625% due 03/01/24 (Þ)	700	744
			Teachers Insurance & Annuity
6.875% due 05/01/20	4,400	4,951	Association of America
3.250% due 06/12/20	250	258	4.900% due 09/15/44 (Þ)	400	450
4.450% due 06/12/25	2,545	2,737	4.375% due 09/15/54 (Þ)	200	202
8.125% due 05/01/40	2,415	3,479	Tennessee Gas Pipeline Co. LLC
5.850% due 08/15/45	310	377	8.375% due 06/15/32	3,065	3,919
Reynolds Group Issuer Inc. / Reynolds			Teva Pharmaceutical Finance Co. LLC
Group Issuer LLC Issuer, / Reynolds			6.150% due 02/01/36	1,635	1,942
Issuer Lu			Time Warner Cable LLC
5.750% due 10/15/20	350	357	4.125% due 02/15/21	1,000	1,046
6.875% due 02/15/21	240	246	7.300% due 07/01/38	400	510
Rite Aid Corp.
			5.875% due 11/15/40	540	601
7.700% due 02/15/27	200	198	Time Warner, Inc.
Rockies Express Pipeline LLC
			4.750% due 03/29/21	4,410	4,766
5.625% due 04/15/20 (Þ)	952	1,007
Roper Technologies, Inc.			3.800% due 02/15/27	330	334
			TJX Cos. , Inc. (The)
2.800% due 12/15/21	1,270	1,284
Rowan Cos. , Inc.			2.250% due 09/15/26	90	84
			Toyota Motor Credit Corp.
4.875% due 06/01/22	350	332
			1.439% due 12/24/18 (Ê)	12,000	11,997
4.750% due 01/15/24	420	359	Series GMTN
Sabine Pass Liquefaction LLC
			2.800% due 07/13/22	2,085	2,134
6.250% due 03/15/22	3,005	3,411	Series MTN
5.750% due 05/15/24	380	427	1.564% due 01/09/19 (Ê)	8,000	8,022
Safeway, Inc.			Transcontinental Gas Pipe Line Co. LLC
7.250% due 02/01/31	490	451	7.850% due 02/01/26	800	1,040
Santander Holdings USA, Inc.			Transocean, Inc.
4.500% due 07/17/25	100	104	6.800% due 03/15/38	560	417
Schlumberger Holdings Corp.			Union Pacific Railroad Co. Pass-Through
4.000% due 12/21/25 (Þ)	300	318	Trust
Select Income REIT			5.866% due 07/02/30	827	947
4.250% due 05/15/24	2,280	2,269	United Rentals NA, Inc.
Sherwin-Williams Co.			5.750% due 11/15/24	380	404
2.250% due 05/15/20	2,385	2,401	United Technologies Corp.
South Carolina Electric & Gas Co.			3.100% due 06/01/22	1,000	1,038
6.050% due 01/15/38	1,817	2,212	4.500% due 06/01/42	200	218
Southern Natural Gas Co. LLC /			UnitedHealth Group, Inc.
Southern Natural Issuing Corp.
			3.875% due 10/15/20	100	106
4.400% due 06/15/21	2,280	2,421
Southwest Airlines Co.			5.700% due 10/15/40	400	504
			Univision Communications, Inc.
2.650% due 11/05/20	3,130	3,177
Southwestern Energy Co.			5.125% due 02/15/25 (Þ)	380	381
			US Airways Pass-Through Trust
6.700% due 01/23/25	1,220	1,201	Series 2012-1 Class A

See accompanying notes which are an integral part of this quarterly report.

184 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.900% due 10/01/24	2,359	2,657	3.000% due 04/22/26	2,000	1,969
Series A Class A			3.000% due 10/23/26	1,670	1,638
7.125% due 10/22/23	2,254	2,612	3.584% due 05/22/28	2,005	2,038
USF&G Capital III
			4.400% due 06/14/46	160	165
8.312% due 07/01/46 (Þ)	5,426	7,190
Verizon Communications, Inc.			4.750% due 12/07/46	1,270	1,376

2.992% due 09/14/18 (Ê)	1,610	1,640	Series GMTN
			2.600% due 07/22/20	5,385	5,477
3.650% due 09/14/18	1,970	2,014
			4.300% due 07/22/27	2,160	2,292
2.037% due 06/17/19 (Ê)	2,550	2,573
			4.900% due 11/17/45	1,700	1,868
5.150% due 09/15/23	4,745	5,283
			West Corp.
2.625% due 08/15/26	150	139	5.375% due 07/15/22 (Þ)	260	263
4.125% due 03/16/27	2,655	2,726	Western Gas Partners, LP
5.250% due 03/16/37	890	949	4.650% due 07/01/26	240	251
5.500% due 03/16/47	50	54	Westlake Chemical Corp.
4.672% due 03/15/55	10,040	9,268	4.875% due 05/15/23	2,055	2,137
Viacom, Inc.			Williams Cos. , Inc. (The)
3.875% due 04/01/24	150	153	4.550% due 06/24/24	730	756
6.250% due 02/28/57	3,190	3,273	5.750% due 06/24/44	385	400
Virginia Electric & Power Co.			Williams Partners, LP
Series B			3.600% due 03/15/22	4,055	4,177
2.950% due 11/15/26	3,350	3,313	3.750% due 06/15/27	4,830	4,830
Series C			5.800% due 11/15/43	1,700	1,869
4.000% due 11/15/46	2,205	2,272	Yum! Brands, Inc.
Visa, Inc.			3.875% due 11/01/23	850	848
3.150% due 12/14/25	1,000	1,024	6.875% due 11/15/37	165	179
4.300% due 12/14/45	1,460	1,604	ZF NA Capital, Inc.
Volkswagen Group of America Finance
			4.750% due 04/29/25 (Þ)	620	649
LLC
					973,476
2.450% due 11/20/19 (Þ)	3,315	3,343	International Debt - 8.0%
VSD LLC			1011778 B. C. Unlimited Liability Co. /
3.600% due 12/25/43	734	735	New Red Finance, Inc.
Wachovia Capital Trust II			6.000% due 04/01/22 (Þ)	370	382
1.804% due 01/15/27 (Ê)	2,745	2,580	1011778 B. C. Unlimited Liability Co.
Walgreens Boots Alliance, Inc.			1st Lien Term Loan B
3.450% due 06/01/26	701	702	3.476% due 02/17/24	576	576
Wal-Mart Stores, Inc.			3.546% due 02/17/24 (Ê)	367	367
6.200% due 04/15/38	100	137	ABN AMRO Bank NV
Walt Disney Co. (The)			4.750% due 07/28/25 (Þ)	400	426
1.413% due 06/05/20 (Ê)	6,000	6,003	Actavis Funding SCS
Waste Management, Inc.			3.450% due 03/15/22	250	260
3.500% due 05/15/24	1,200	1,247	3.800% due 03/15/25	1,100	1,146
WEA Finance LLC / Westfield UK &
Europe Finance PLC			4.550% due 03/15/35	50	54
3.250% due 10/05/20 (Þ)	1,025	1,047	4.750% due 03/15/45	41	45
WellPoint, Inc.			ACWA Power Management and
			Investments One, Ltd.
6.375% due 06/15/37	2,100	2,687
			5.950% due 12/15/39 (Þ)	1,805	1,827
Wells Fargo & Co.

2.230% due 12/07/20 (Ê)	3,670	3,734	AerCap Global Aviation Trust
			6.500% due 06/15/45 (Þ)	1,735	1,865
2.500% due 03/04/21	2,895	2,918	AerCap Ireland Capital, Ltd. / AerCap
2.558% due 03/04/21 (Ê)	4,000	4,118	Global Aviation Trust
4.600% due 04/01/21	1,500	1,618	3.750% due 05/15/19	400	411
			Alcoa Nederland Holding BV
3.069% due 01/24/23	5,600	5,694
			7.000% due 09/30/26 (Þ)	300	334
2.541% due 10/31/23 (Ê)	9,430	9,621	Alimentation Couche-Tard, Inc.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 185

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

2.700% due 07/26/22 (Þ)	2,167	2,172	3.245% due 05/06/22	100	103
3.550% due 07/26/27 (Þ)	3,605	3,633	3.216% due 11/28/23	2,750	2,824
America Movil SAB de CV			3.119% due 05/04/26	800	802

Anglo American Capital PLC			Brazilian Government Internationa Bond
5.000% due 03/30/20	4,251	4,584	5.625% due 01/07/41	2,360	2,320
3.625% due 05/14/20 (Þ)	1,050	1,076	British Telecommunications PLC
3.750% due 04/10/22 (Þ)	380	389	9.125% due 12/15/30	200	305

			Canadian Imperial Bank of Commerce
4.875% due 05/14/25 (Þ)	500	534	1.540% due 05/29/19 of (Ê)(~)	6,000	5,998
4.750% due 04/10/27 (Þ)	250	266
			Canadian Oil Sands, Ltd.
ArcelorMittal
6.000% due 03/01/21	525	575	7.750% due 05/15/19 (Þ)	2,590	2,802
6.750% due 02/25/22	1,105	1,246	4.500% due 04/01/22 (Þ)	3,740	3,833
			CDP Financial, Inc.
7.500% due 10/15/39	525	620
			5.600% due 11/25/39 (Þ)	1,780	2,277
7.250% due 03/01/41	350	404	Cedar Funding III CLO, Ltd.
Argentine Republic Government			Series 2014-3A Class A1
International Bond
			2.582% due 05/20/26 (Ê)(Þ)	10,850	10,900
6.875% due 04/22/21	640	689
			Celulosa Arauco Constitucion SA
5.625% due 01/26/22	2,660	2,727	4.750% due 01/11/22	210	220
Aristocrat International Pty, Ltd. Term

Loan B2			Cenovus Energy, Inc.
			4.250% due 04/15/27 (Þ)	5,320	5,185
3.557% due 10/20/21 (Ê)	975	978
AstraZeneca PLC			6.750% due 11/15/39	640	692
			Colombia Government International
2.375% due 11/16/20	4,415	4,471

2.375% due 06/12/22	2,545	2,541	5.625% Bond due 02/26/44	1,720	1,889
Australia & New Zealand Banking

Group, Ltd.			Commonwealth Bank of Australia
			5.000% due 10/15/19 (Þ)	200	213
1.678% due 08/19/20 (Ê)(Þ)	3,526	3,534
Baidu, Inc.			3.900% due 07/12/47 (Þ)	700	702

2.875% due 07/06/22	2,310	2,321	Cooperatieve Rabobank UA
			4.625% due 12/01/23	900	978
3.625% due 07/06/27	1,815	1,814
Bancolombia SA			4.375% due 08/04/25	2,600	2,743
5.950% due 06/03/21	3,370	3,711	11.000% due 06/29/49 (ƒ)(Þ)	400	463
Bank of Montreal			Credit Agricole SA
2.100% due 12/12/19	2,175	2,186	8.375% due 10/29/49 (ƒ)(Þ)	600	669

1.900% due 08/27/21	1,535	1,522	Credit Suisse Group AG
Bank of Nova Scotia			6.250% due 12/31/49 (ƒ)(Þ)	2,815	3,022
			Credit Suisse Group Funding Guernsey,
1.902% due 06/14/19 (Ê)	7,500	7,558	Ltd.
Barclays Bank PLC
			4.875% due 05/15/45	1,000	1,111
6.278% due 12/29/49 (ƒ)	215	243	Danone SA
Barclays PLC
			2.077% due 11/02/21 (Þ)	750	742
4.836% due 05/09/28	8,440	8,770
Barrick Gold Corp.			2.589% due 11/02/23 (Þ)	1,120	1,106
			Danske Bank A/S
4.100% due 05/01/23	4,390	4,756
BBVA Bancomer SA			1.720% due 03/02/20 (Ê)(Þ)	4,600	4,612
			DG Bank
6.750% due 09/30/22 (Þ)	3,265	3,706
Bharti Airtel, Ltd.			1.542% due 08/16/18 (Ê)(~)	3,750	3,749
			Dryden 34 Senior Loan Fund
4.375% due 06/10/25 (Þ)	2,580	2,586	Series 2017-34A Class AR
BHP Billiton Finance USA, Ltd.
			2.464% due 10/15/26 (Ê)(Þ)	5,200	5,199
2.875% due 02/24/22	79	81
			Ecopetrol SA
5.000% due 09/30/43	300	354	4.125% due 01/16/25	5,020	4,970
6.750% due 10/19/75 (Þ)	1,800	2,066	5.875% due 05/28/45	1,710	1,603
BNP Paribas			Enbridge, Inc.
4.625% due 03/13/27 (Þ)	450	478	2.900% due 07/15/22	1,620	1,632
BP Capital Markets PLC

See accompanying notes which are an integral part of this quarterly report.

186 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ensco PLC			Medtronic Global Holdings SCA
8.000% due 01/31/24	203	187	3.350% due 04/01/27	560	578

4.500% due 10/01/24	1,275	972	Mexico Government International Bond
Equate Petrochemical BV			5.550% due 01/21/45	2,390	2,703
4.250% due 11/03/26 (Þ)	460	477	Mitsubishi UFJ Financial Group, Inc.
ESAL GmbH			2.998% due 02/22/22	310	316
6.250% due 02/05/23 (Þ)	1,650	1,555	Mondelez International Holdings
			Netherlands BV

Fiat Chrysler Automobiles NV			1.625% due 10/28/19 (Þ)	4,620	4,586
5.250% due 04/15/23	580	602
			MTN (Mauritius) Investment, Ltd.

GlaxoSmithKline Capital PLC			6.500% due 10/13/26 (Þ)	3,105	3,234
2.850% due 05/08/22	400	412
			Myriad International Holdings BV

HSBC Bank PLC			4.850% due 07/06/27 (Þ)	750	774
7.650% due 05/01/25	2,460	3,059
			National Australia Bank, Ltd.

Series 1M			1.452% due 05/14/19 (Ê)(Þ)	5,000	4,998
1.750% due 06/29/49	4,220	3,457
HSBC Holdings PLC			1.682% due 05/22/20 (Ê)(Þ)	3,100	3,110
3.400% due 03/08/21	2,000	2,068	National Bank of Canada
			Series YCD
3.262% due 03/13/23	3,185	3,262
			1.750% due 05/08/19 (~)	4,000	3,994
4.250% due 08/18/25	1,000	1,039	NCL Corp. , Ltd.
3.900% due 05/25/26	1,160	1,209	4.625% due 11/15/20 (Þ)	280	287
6.000% due 12/31/99	4,035	4,232	Noble Holding International, Ltd.
Indonesia Government International			7.700% due 04/01/25	240	185
Bond
Series REGS			5.250% due 03/15/42	600	348

3.750% due 04/25/22	1,380	1,427	8.700% due 04/01/45	425	317
			Nokia OYJ
5.125% due 01/15/45	400	434
ING Bank NV			6.625% due 05/15/39	4,450	5,162
			Nordea Bank AB
5.800% due 09/25/23 (Þ)	4,500	5,110
Intesa Sanpaolo SpA			1.672% due 05/29/20 (Ê)(Þ)	2,200	2,210

5.017% due 06/26/24 (Þ)	1,800	1,837	4.875% due 05/13/21 (Þ)	600	647
Intesa Sanpaolo Vita SpA			Series YCD
3.125% due 07/14/22 (Þ)	500	503	1.552% due 02/21/19 (Ê)(~)	4,000	3,999
			NXP BV / NXP Funding LLC
3.875% due 07/14/27 (Þ)	640	645
JBS Investments GmbH			4.625% due 06/15/22 (Þ)	2,410	2,588
			OCP SA
7.250% due 04/03/24 (Þ)	770	747
Kinross Gold Corp.			4.500% due 10/22/25 (Þ)	330	333
			Pernod Ricard SA
5.950% due 03/15/24	685	747
Korea Gas Corp.			4.450% due 01/15/22 (Þ)	580	626

2.750% due 07/20/22 (Þ)	2,700	2,704	5.500% due 01/15/42 (Þ)	150	178
Kuwait International Government Bond			Peru Government International Bond
3.500% due 03/20/27 (Þ)	1,050	1,072	5.625% due 11/18/50	670	826
			Petrobras Global Finance BV
LCM Series LP 2016-22A Class A1			5.375% due 01/27/21	5,050	5,189
2.636% due 10/20/28 (Ê)(Þ)	7,523	7,609	6.250% due 03/17/24	130	136
Series 2017-25A Class A			7.375% due 01/17/27	70	76
2.524% due 07/20/30 (Ê)(Þ)	5,278	5,278	Petroleos Mexicanos
Lloyds Banking Group PLC			5.375% due 03/13/22 (Þ)	2,830	3,015
4.500% due 11/04/24	600	627	3.500% due 01/30/23	570	559
Lukoil International Finance BV
			6.875% due 08/04/26	780	885
6.125% due 11/09/20 (Þ)	3,360	3,652
LyondellBasell Industries NV			6.500% due 03/13/27 (Þ)	1,240	1,365
5.000% due 04/15/19	1,121	1,171	5.625% due 01/23/46	4,370	4,028
Majapahit Holding BV			Province of Quebec Canada
Series REGS			1.587% due 07/21/19 (Ê)	3,380	3,394
7.750% due 01/20/20	380	426	Series MTN

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 187

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.161% due 09/04/18 (Ê)	1,895	1,899	Sumitomo Mitsui Financial Group, Inc.
			Series 5FXD
Provincia de Buenos Aires	450	458	2.058% due 07/14/21	450	444
6.500% due 02/15/23 (Þ)			Svenska Handelsbanken AB
7.875% due 06/15/27 (Þ)	400	408	Series YCD
PT Pertamina (Persero)
			1.581% due 02/12/19 (Ê)(~)	3,250	3,249
4.300% due 05/20/23 (Þ)	2,715	2,828
Reckitt Benckiser Treasury Services PLC			1.516% due 06/07/19 (Ê)(~)	3,250	3,249
			Teck Resources, Ltd.
1.856% due 06/24/22 (Ê)(Þ)	3,700	3,709
Republic of Poland Government			3.750% due 02/01/23	1,015	1,024
International Bond			6.125% due 10/01/35	700	760
5.125% due 04/21/21	2,300	2,528	Telecom Italia Capital SA
Royal Bank of Canada			6.375% due 11/15/33	440	498
Series GMTN			7.200% due 07/18/36	420	513
1.590% due 03/02/20 (Ê)	6,715	6,724
			7.721% due 06/04/38	440	562
2.125% due 03/02/20	4,315	4,337	Telefonica Emisiones SAU
Royal Bank of Scotland Group PLC			5.134% due 04/27/20	250	270
6.400% due 10/21/19	1,000	1,087
			5.213% due 03/08/47	250	277
6.125% due 12/15/22	500	553	Tengizchevroil Finance Co. International,
3.875% due 09/12/23	6,035	6,189	Ltd.
5.125% due 05/28/24	1,500	1,591	4.000% due 08/15/26 (Þ)	1,355	1,328
			Tesco PLC
7.648% due 09/30/49 (ƒ)	350	436
			6.150% due 11/15/37 (Þ)	274	288

Schlumberger Norge AS			Teva Pharmaceutical Finance
4.200% due 01/15/21 (Þ)	500	529	Netherlands III BV
Seagate HDD Cayman			2.800% due 07/21/23	3,240	3,180
4.875% due 03/01/24 (Þ)	3,195	3,151
			3.150% due 10/01/26	4,360	4,170
Shell International Finance BV
1.462% due 11/10/18 (Ê)	5,690	5,727	Toronto-Dominion Bank (The)
			2.125% due 04/07/21	3,200	3,206
4.375% due 03/25/20	100	107	Transocean, Inc.
2.875% due 05/10/26	220	219	7.500% due 04/15/31	835	683
4.375% due 05/11/45	1,000	1,064	UBS AG
4.000% due 05/10/46	1,080	1,092	2.200% due 06/08/20 (Þ)	1,380	1,387
Shire Acquisitions Investments Ireland			UBS Group Funding Jersey, Ltd.
DAC			4.125% due 09/24/25 (Þ)	500	529
1.900% due 09/23/19	5,855	5,849	UBS Group Funding Switzerland AG

Siemens Financieringsmaatschappij NV			3.491% due 05/23/23 (Þ)	1,000	1,027
2.700% due 03/16/22 (Þ)	2,040	2,075	4.253% due 03/23/28 (Þ)	1,250	1,328
Sinopec Group Overseas Development,			Vale Overseas, Ltd.
Ltd.
			6.875% due 11/21/36	2,300	2,559
4.375% due 04/10/24 (Þ)	530	566	Valeant Pharmaceuticals International,
Sirius International Group, Ltd.			Inc.
7.506% due 05/29/49 (Ê)(ƒ)(Þ)	2,530	2,524	5.875% due 05/15/23 (Þ)	940	808

Smurfit Kappa Treasury Funding, Ltd.			Validus Holdings, Ltd.
7.500% due 11/20/25	1,770	2,124	8.875% due 01/26/40	2,213	3,188
SoftBank Group Corp.			Virgin Media Secured Finance PLC
4.500% due 04/15/20 (Þ)	1,235	1,272	5.250% due 01/15/21	450	480
Southern Copper Corp.			Vodafone Group PLC
6.750% due 04/16/40	60	71	5.450% due 06/10/19	1,030	1,096
5.250% due 11/08/42	2,170	2,238	7.875% due 02/15/30	2,665	3,631
Standard Chartered PLC
			6.250% due 11/30/32	750	922
5.700% due 03/26/44 (Þ)	1,400	1,636
			6.150% due 02/27/37	940	1,148
7.014% due 12/30/49 (ƒ)(Þ)	385	441	Voya CLO, Ltd.
Sumitomo Mitsui Banking Corp.
Series YCD			2.757% due 10/20/27 (Ê)(Þ)	5,690	5,744
			Series 2014-3A Class A1
1.638% due 05/15/19 (Ê)(~)	6,000	5,997

See accompanying notes which are an integral part of this quarterly report.

188 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.302% due 07/25/26 (Ê)(Þ)	2,595	2,597	4.234% due 06/07/23 (Ê)	4,338	4,360
Series 2017-2A Class A1R			MGM Growth Properties Operating

2.408% due 04/17/30 (Å)(Ê)	9,480	9,526	Partnership, LP Term Loan B
Weatherford International, Ltd.			3.484% due 04/25/23 (Ê)	663	666

4.500% due 04/15/22	500	460	MultiPlan, Inc. Term Loan B
			4.296% due 05/25/23 (Ê)	989	996
6.500% due 08/01/36	700	616
			Neptune Finco Corp. Term Loan B
6.750% due 09/15/40	315	280
			3.476% due 07/17/25 (Ê)	1,037	1,034
Loan Agreements - 0.7%		401,570	Party City Holdings, Inc. Term Loan
Air Medical Group Holdings, Inc. Term			4.180% due 08/19/22	915	918
Loan B			4.300% due 08/19/22 (Ê)	66	66
4.484% due 04/28/22 (Ê)	663	649	Petco Animal Supplies, Inc. 1st Lien
			Term Loan B1
Albertson's LLC Term Loan B	462	460	4.311% due 01/26/23	806	728
3.984% due 08/19/21			PetSmart, Inc. Term Loan B2
4.251% due 06/22/23	1,005	1,004
			4.230% due 03/10/22 (Ê)	1,072	1,013
American Airlines, Inc. Term Loan B			Post Holdings, Inc. Incremental Term
3.233% due 06/27/20 (Ê)	950	951	Loan
American Builders & Contractors Supply
			3.490% due 05/24/24 (Ê)	500	502
Co. , Inc. Term Loan B			Prime Security Services Borrower LLC
3.734% due 10/31/23	958	962	Term Loan B1
Berry Plastics Corp. 1st Lien Term
Loan I			3.984% due 05/02/22 (Ê)	1,277	1,283
			RPI Finance Trust Term B Loan
3.617% due 10/01/22	281	282
			3.296% due 03/27/23 (Ê)	1,104	1,109
3.734% due 10/01/22 (Ê)	436	438	Sungard Availability Services Capital,
Boyd Gaming Corp. Term Loan B			Inc. Term Loan B
3.694% due 09/15/23	666	669	6.226% due 03/31/19 (Ê)	2,841	2,789
CenturyLink, Inc. Term Loan B			Univision Communications, Inc. Term

2.750% due 01/31/25 (Ê)	790	779	Loan C5
Charter Communications Operating LLC			3.984% due 03/15/24 (Ê)	1,486	1,481
1st Lien Term Loan			UPC Financing Partnership Term Loan

3.484% due 01/15/24	1,060	1,067	AP
CWGS Group LLC Term Loan			3.976% due 04/15/25	670	673
			Virgin Media Bristol LLC 1st Lien Term
4.439% due 11/08/23	502	506

4.894% due 11/08/23 (Ê)	5	5	3.976% Loan I due 01/31/25 (Ê)	876	880
First Data Corp. 1st Lien Term Loan			XPO Logistics, Inc. Term Loan B
3.727% due 04/21/24	1,416	1,423	3.554% due 10/30/21	741	743
HCA, Inc. Term Loan B8			Zebra Technologies Corp. Term Loan B
3.483% due 02/15/24 (Ê)	1,142	1,150	3.314% due 10/27/21 (Ê)	508	509
Hilton Worldwide Finance LLC Term
Loan B2					34,748
3.232% due 10/25/23 (Ê)	1,053	1,058	Mortgage-Backed Securities - 20.0%
			225 Liberty Street Trust

Jaguar Holding Co. II Term Loan			Series 2016-225L Class A
3.984% due 08/18/22 (Ê)	556	560	3.597% due 02/10/36 (Þ)	975	1,014
4.046% due 08/18/22	622	626	A10 Bridge Asset Financing LLC Trust
Landry's, Inc. Term Loan B			Series 2017-AA Class B1
3.968% due 09/22/23 (Ê)	557	557	0.010% due 05/15/36 (Þ)	6,380	6,380
Landry's, Inc. , Term Loan B			A10 Securitization LLC
3.826% due 09/22/23	369	370	Series 2016-1 Class C
3.980% due 09/22/23	20	20	5.750% due 03/15/35 (Å)	4,391	4,334
Level 3 Financing, Inc. Term Loan B			Alternative Loan Trust
			Series 2005-J13 Class 2A7
3.479% due 02/22/24 (Ê)	890	893
Lions Gate Enterntainment, Inc. 1st Lien			5.500% due 11/25/35	333	301
Term Loan			Series 2006-13T1 Class A3
4.234% due 10/12/23 (Ê)	564	569	6.000% due 05/25/36	2,709	2,140
MacDermid, Inc. Term Loan B			Banc of America Commercial Mortgage
			Trust

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 189

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2007-2 Class AJ			Citigroup Mortgage Loan Trust, Inc.
5.810% due 04/10/49	421	392	Series 2005-11 Class A2A
Series 2007-3 Class AJ			2.930% due 10/25/35 (Ê)	57	58
5.732% due 06/10/49	64	64	Series 2007-AR8 Class 2A1A
Banc of America Funding Corp.			3.165% due 07/25/37 (Ê)	964	885
Series 2015-R3 Class 1A2			Series 2012-7 Class 10A2
0.724% due 03/27/36 (Ê)(Þ)	5,793	3,486	3.206% due 09/25/36 (Å)(Ê)	2,169	2,023
Banc of America Funding Trust			Series 2015-2 Class 5A1
Series 2005-D Class A1			0.444% due 03/25/47 (Ê)(Þ)	2,615	2,559
2.997% due 05/25/35 (Ê)	3,937	4,102	Cold Storage Trust
Series 2010-R5 Class 4A1			Series 2017-ICE3 Class D
2.790% due 08/26/36 (Ê)(Þ)	346	347	3.094% due 04/15/24 (Ê)(Þ)	6,181	6,227
Banc of America Mortgage Trust			Commercial Mortgage Trust
Series 2005-D Class 2A7			Series 2013-300P Class A1
3.195% due 05/25/35 (Ê)	836	826	4.353% due 08/10/30 (Þ)	1,900	2,066
BCAP LLC Trust			Series 2013-CR6 Class B
Series 2010-RR7 Class 3A1			3.397% due 03/10/46 (Þ)	1,355	1,364
2.941% due 08/26/35 (Ê)(Þ)	142	142	Series 2014-277P Class A
Series 2010-RR7 Class 3A12			3.611% due 08/10/49 (Þ)	2,140	2,244
2.941% due 08/26/35 (Ê)(Þ)	6,778	5,283	Series 2015-3BP Class A
Series 2011-R11 Class 15A1			3.178% due 02/10/35 (Þ)	2,060	2,098
3.070% due 10/26/33 (Å)(Ê)	1,958	1,980	Series 2015-CR24 Class D
Series 2011-R11 Class 20A5			3.463% due 08/10/55	180	142
3.094% due 03/26/35 (Ê)(Þ)	594	595	Series 2015-LC19 Class A4
Series 2011-R11 Class 29A4			3.183% due 02/10/48	1,232	1,254
3.031% due 02/26/36 (Ê)(Þ)	468	468	Series 2016-787S Class A
Series 2014-RR3 Class 5A2			3.545% due 02/10/36 (Þ)	975	1,008
1.309% due 10/26/36 (Þ)	5,175	4,370	Series 2016-GCT Class A
Bear Stearns Adjustable Rate Mortgage
			2.681% due 08/10/29 (Þ)	971	982
Trust
Series 2004-5 Class 2A			Countrywide Alternative Loan Trust
			Series 2007-15CB Class A5
3.465% due 07/25/34 (Ê)	433	429
			5.750% due 07/25/37	352	319
Bear Stearns Alternative-A Trust

Series 2005-4 Class 24A1			Series 2007-15CB Class A7
3.031% due 05/25/35 (Ê)	3,265	3,346	6.000% due 07/25/37	998	922
CFCRE Commercial Mortgage Trust			Credit Suisse Mortgage Trust
			Series 2014-11R Class 9A2
Series 2016-C3 Class A3			0.674% due 10/27/36 (Ê)(Þ)	2,920	1,758
3.865% due 01/10/48	6,630	6,984
CGBAM Commercial Mortgage Trust			Series 2017-CHOP Class G
Series 2016-IMC Class E			6.846% due 07/15/32 (Þ)	1,500	1,497
8.172% due 11/15/21 (Ê)(Þ)	3,560	3,482	CSAIL Commercial Mortgage Trust
CHL Mortgage Pass-Through Trust			Series 2015-C3 Class A3
Series 2004-11 Class 2A1			3.447% due 08/15/48	270	278

2.650% due 07/25/34 (Ê)	1,224	1,227	Series 2015-C4 Class E
Series 2006-14 Class A4			3.738% due 11/15/48	3,610	2,668
6.250% due 09/25/36	1,966	1,696	DBJPM Mortgage Trust
			Series 2016-C3 Class A5
Series 2007-4 Class 1A10			2.890% due 09/10/49	1,630	1,614
6.000% due 05/25/37	3,448	2,846
Citigroup Commercial Mortgage Trust			DBUBS Mortgage Trust
			Series 2011-LC3A Class C
Series 2013-375P Class A			5.510% due 08/10/44 (Þ)	720	785
3.251% due 05/10/35 (Þ)	2,330	2,400	Deutsche Mortgage Securities, Inc. Re-
Series 2013-375P Class D			REMIC Trust
3.635% due 05/10/35 (Þ)	4,067	4,072	Series 2007-WM1 Class A1
Series 2015-GC29 Class C			4.078% due 06/27/37 (Ê)(Þ)	4,355	4,401
4.293% due 04/10/48	650	636	Fannie Mae
Series 2015-GC29 Class D			3.170% due 2018	6,746	6,797
3.110% due 04/10/48 (Þ)	520	388

See accompanying notes which are an integral part of this quarterly report.

190 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.766% due 2020	5,137	5,398	4.500% due 2039	444	479
3.500% due 2021	132	137	6.000% due 2039	485	560
3.840% due 2021	3,646	3,879	6.000% due 2039	370	419
3.890% due 2021	1,801	1,917	4.500% due 2040	150	161
4.363% due 2021	5,469	5,827	5.500% due 2040	5,040	5,653
5.500% due 2021	48	50	4.000% due 2041	816	862
2.500% due 2022	2,472	2,506	4.500% due 2041	621	671
2.820% due 2022	2,458	2,536	4.500% due 2041	963	1,093
2.830% due 2022	2,261	2,333	5.000% due 2041	3,120	3,412
2.860% due 2022	1,292	1,330	3.000% due 2042	4,267	4,298
5.500% due 2022	211	223	3.500% due 2043	3,923	4,059
2.000% due 2023	7,923	7,943	3.500% due 2045	11,143	11,498
4.500% due 2023	36	39	4.000% due 2045	7,022	7,426
5.500% due 2023	149	159	3.000% due 2046	4,037	4,049
2.500% due 2024	4,657	4,723	3.500% due 2046	5,172	5,328
4.000% due 2024	41	43	4.000% due 2046	12,891	13,657
5.500% due 2024	328	351	4.500% due 2046	3,879	4,241
4.000% due 2025	1,359	1,426	3.000% due 2047	5,077	5,098
4.500% due 2025	30	32	4.000% due 2047	3,978	4,225
5.500% due 2025	347	362	4.000% due 2056	4,810	5,117
3.500% due 2026	1,419	1,480	4.500% due 2056	1,955	2,121
4.000% due 2026	573	603	5.500% due 2056	1,856	2,081
4.500% due 2026	101	113	15 Year TBA(Ï)
5.500% due 2026	87	96	2.500%	3,300	3,323
2.500% due 2027	2,873	2,913	3.000%	15,300	15,734
2.940% due 2027	100	100	3.500%	1,000	1,042
			30 Year TBA(Ï)
2.964% due 2027	3,900	3,940
			2.500%	9,790	9,453
3.000% due 2027	2,339	2,395
			3.000%	105,310	105,336
4.500% due 2027	392	441
			3.500%	23,900	24,607
4.500% due 2027	1,137	1,163
			4.000%	10,300	10,845
5.500% due 2027	37	41	Series 1997-281 Class 2
3.500% due 2028	1,396	1,460	Interest Only STRIP
3.500% due 2030	1,284	1,340	9.000% due 11/25/26 (Å)	13	3
2.600% due 2031	1,680	1,590	Series 2000-306 Class IO
			Interest Only STRIP
5.000% due 2031	3,100	3,396	8.000% due 05/25/30 (Å)	13	4
3.500% due 2032	1,934	2,024	Series 2001-317 Class 2
3.000% due 2033	4,250	4,354	Interest Only STRIP
3.500% due 2033	3,424	3,582	8.000% due 12/25/31 (Å)	20	6
			Series 2002-320 Class 2
5.500% due 2034	680	761	Interest Only STRIP
4.500% due 2035	3,365	3,651	7.000% due 04/25/32 (Å)	6	1
5.500% due 2035	448	501	Series 2003-343 Class 6

6.000% due 2035	443	506	Interest Only STRIP
			5.000% due 10/25/33	344	65
4.000% due 2036	47	50
			Series 2003-345 Class 18
5.500% due 2036	916	1,025	Interest Only STRIP
4.000% due 2037	47	49	4.500% due 12/25/18	143	3
5.500% due 2037	275	308	Series 2003-345 Class 19
			Interest Only STRIP
5.500% due 2038	58	65
			4.500% due 01/25/19	148	2

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 191

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-365 Class 12			4.000% due 12/25/43	3,600	3,810
Interest Only STRIP			Series 2015-43 Class PA
5.500% due 12/25/35	1,000	191	3.500% due 01/25/43	1,892	1,948
Series 2006-369 Class 8			Series 2016-8 Class FA
Interest Only STRIP
			1.221% due 03/25/46 (Ê)	3,807	3,822
5.500% due 04/25/36	141	30
Fannie Mae Connecticut Avenue			Series 2016-23 Class ST
Securities			Interest Only STRIP
Series 2014-C04 Class 1M2			5.416% due 11/25/45 (Ê)	3,589	750

5.346% due 11/25/24 (Ê)	3,564	4,110	Series 2016-40 Class FA
Series 2016-C04 Class 1M2			1.421% due 07/25/46 (Ê)	5,228	5,305
4.842% due 01/25/29 (Ê)	4,570	5,122	Series 2016-60 Class QS
			Interest Only STRIP
Series 2017-C03 Class 1M2			5.516% due 09/25/46 (Ê)	1,262	218
4.024% due 10/25/29 (Ê)	1,950	2,041
Fannie Mae Grantor Trust			Series 2016-61 Class BS
			Interest Only STRIP
Series 2001-T4 Class A1			5.516% due 09/25/46 (Ê)	3,475	572
7.500% due 07/25/41	1,765	2,082
Fannie Mae REMICS			Series 2017-3 Class FA
Series 1997-68 Class SC			1.716% due 02/25/47 (Ê)	7,252	7,287
Interest Only STRIP			Series 2017-6 Class PA
7.945% due 05/18/27 (Å)(Ê)	18	3	3.500% due 06/25/46	13,817	14,369
Series 2003-25 Class IK			Fannie Mae-Aces
Interest Only STRIP			Series 2012-M8 Class ASQ2
7.000% due 04/25/33 (Å)	52	12	1.520% due 12/25/19	2,095	2,094
Series 2003-32 Class UI			Series 2014-M13 Class AB2
Interest Only STRIP			2.951% due 08/25/24	3,558	3,559
6.000% due 05/25/33 (Å)	46	12	Series 2015-M11 Class A1
Series 2003-33 Class IA			2.097% due 04/25/25	3,158	3,159
Interest Only STRIP			Series 2015-M15 Class ASQ1
6.500% due 05/25/33 (Å)	250	62	0.849% due 01/25/19	197	197
Series 2003-35 Class IU			Series 2016-M2 Class ABV2
Interest Only STRIP
			2.131% due 01/25/23	3,675	3,638
6.000% due 05/25/33 (Å)	43	9	Series 2016-M3 Class ASQ2
Series 2003-35 Class UI
Interest Only STRIP			2.263% due 02/25/23	5,170	5,183
			Series 2016-M6 Class AB2
6.500% due 05/25/33 (Å)	55	13
Series 2003-64 Class JI			2.395% due 05/25/26	5,915	5,758
Interest Only STRIP			Series 2016-M7 Class AV2
6.000% due 07/25/33 (Å)	26	5	2.157% due 10/25/23	11,995	11,800
Series 2004-W11 Class 1A2			FDIC Trust
			Series 2010-R1 Class A
6.500% due 05/25/44	3	3
Series 2005-117 Class LC			2.184% due 05/25/50 (Þ)	22	22
			Series 2011-R1 Class A
5.500% due 11/25/35	1,342	1,430
Series 2006-118 Class A1			2.672% due 07/25/26 (Þ)	101	102
			Federal Home Loan Mortgage Corp.
0.644% due 12/25/36 (Å)(Ê)	44	43	Multifamily Structured Pass-Through
Series 2007-73 Class A1			Certificates
0.644% due 07/25/37 (Å)(Ê)	416	408	Series 2015-K044 Class A2
Series 2009-70 Class PS			2.811% due 01/25/25	3,050	3,102
Interest Only STRIP			Series 2016-K058 Class X1
6.166% due 01/25/37 (Å)(Ê)	7,934	1,580	Interest Only STRIP
Series 2009-96 Class DB			0.931% due 08/25/26	25,195	1,750
4.000% due 11/25/29	2,768	2,936	Series 2016-KF15 Class A
Series 2010-95 Class S			1.262% due 02/25/23 (Ê)	11,831	11,886
Interest Only STRIP			Series 2016-KF17 Class A
6.016% due 09/25/40 (Å)(Ê)	7,909	1,642	1.142% due 03/25/23 (Ê)	7,579	7,598
Series 2013-111 Class PL			Federal Home Loan Mortgage Corp.
2.000% due 12/25/42	3,641	3,378	Structured Pass-Through Securities
Series 2013-119 Class NT			Series 2003-56 Class A5

See accompanying notes which are an integral part of this quarterly report.

192 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.231% due 05/25/43	25	28	Interest Only STRIP
First Horizon Mortgage Pass-Through			6.450% due 06/17/27 (Å)(Ê)	370	60
Trust			Series 2000-2247 Class SC
Series 2005-AR4 Class 2A1			Interest Only STRIP
2.902% due 10/25/35 (Ê)	1,001	947	6.962% due 08/15/30 (Å)(Ê)	13	2
Freddie Mac			Series 2002-2463 Class SJ
4.500% due 2018	3,479	3,555	Interest Only STRIP
4.500% due 2020	10,115	10,335	7.462% due 03/15/32 (Å)(Ê)	30	7
			Series 2003-2610 Class UI
8.500% due 2025	6	6	Interest Only STRIP

3.500% due 2027	2,066	2,158	6.500% due 05/15/33 (Å)	8	2
8.500% due 2027	33	38	Series 2003-2624 Class QH
3.500% due 2030	1,151	1,204	5.000% due 06/15/33	465	513
3.000% due 2031	2,260	2,327	Series 2003-2649 Class IM
			Interest Only STRIP
3.000% due 2035	378	387
			7.000% due 07/15/33 (Å)	71	19
3.500% due 2035	1,996	2,084	Series 2003-2725 Class TA
5.000% due 2035	35	39	4.500% due 12/15/33	1,300	1,437
3.000% due 2036	1,740	1,781	Series 2011-3963 Class JB
4.000% due 2036	96	100	4.500% due 11/15/41	3,500	3,885

6.000% due 2038	1,349	1,538	Series 2011-3973 Class SA
			5.331% due 12/15/41 (Ê)	123	25
4.500% due 2039	5,849	6,375	Series 2012-3997 Class PB

5.500% due 2039	844	932	4.000% due 02/15/42	4,000	4,233
5.500% due 2040	1,230	1,371	Series 2012-4045 Class HD
4.000% due 2041	7,976	8,489	4.500% due 07/15/41	2,070	2,230
5.500% due 2041	1,769	1,981	Series 2013-4233 Class MD
3.500% due 2043	3,030	3,137	1.750% due 03/15/25	1,023	1,021
			Series 2014-4423 Class VB
4.000% due 2044	5,002	5,316
			3.500% due 06/15/33	1,090	1,132
3.500% due 2045	20,878	21,633	Series 2016-4628 Class PF
4.000% due 2045	4,273	4,503	1.267% due 11/15/46 (Ê)	3,531	3,562
4.000% due 2046	13,616	14,397	Freddie Mac Strips
4.500% due 2046	766	827	Series 1998-191 Class IO
			Interest Only STRIP
3.000% due 2047	4,676	4,697	8.000% due 01/01/28 (Å)	12	3
4.000% due 2047	6,277	6,615	Series 1998-194 Class IO
30 Year TBA(Ï)			Interest Only STRIP
3.000%	4,900	4,908	6.500% due 04/01/28 (Å)	28	5
3.500%	5,100	5,254	Series 2001-212 Class IO
			Interest Only STRIP
4.000%	2,400	2,528
Freddie Mac Multifamily Structured			6.000% due 05/01/31 (Å)	29	7
Pass-Through Certificates			Series 2001-215 Class IO
Series 2013-K024 Class A2			Interest Only STRIP
2.573% due 09/25/22	8,350	8,477	8.000% due 06/15/31 (Å)	30	8
Series 2013-K029 Class A2			Series 2012-271 Class 30
3.320% due 02/25/23	7,940	8,341	3.000% due 08/15/42	6,300	6,273
Series 2015-K049 Class A2			Series 2014-334 Class S7
			Interest Only STRIP
3.010% due 08/25/25	10,000	10,270
Series 2015-K051 Class A2			5.562% due 08/15/44 (Ê)	1,361	286
			Freddie Mac Structured Agency Credit
3.308% due 09/25/25	7,730	8,103	Risk Debt Notes
Freddie Mac Reference REMIC			Series 2016-DNA4 Class M2
Series 2006-R007 Class ZA
			2.291% due 03/25/29 (Ê)	1,890	1,921
6.000% due 05/15/36	1,654	1,863	Series 2017-DNA1 Class B1
Freddie Mac REMICS
Series 1999-2129 Class SG			5.729% due 07/25/29 (Ê)	830	921
			Series 2017-DNA1 Class M2

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 193

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.482% due 07/25/29	1,940	2,061	Series 2015-GS1 Class C
Freddie Mac Whole Loan Securities			4.570% due 11/10/48	780	803
Trust			GSMPS Mortgage Loan Trust
Series 2016-SC01 Class M1			Series 2006-RP1 Class 1A2
3.883% due 07/25/46	1,251	1,246	7.500% due 01/25/36 (Þ)	12	13
Ginnie Mae			Series 2006-RP1 Class 1A3
Series 1999-27 Class SE			8.000% due 01/25/36 (Þ)	21	22
Interest Only STRIP			Hilton USA Trust
8.058% due 08/16/29 (Å)(Ê)	49	10	Series 2016-HHV Class D
Series 2012-135 Class IO			4.194% due 11/05/38 (Þ)	9,138	9,056
Interest Only STRIP

0.611% due 01/16/53	13,866	521	Series 2016-SFP Class A
			2.828% due 11/05/35 (Þ)	1,499	1,503
Series 2013-53 Class OI
Interest Only STRIP			HMH Trust
			Series 2017-NSS Class E
3.500% due 04/20/43	220	35
			6.292% due 07/05/31 (Þ)	7,770	7,765
Series 2014-190 Class PL			Hudsons Bay Simon JV Trust
3.500% due 12/20/44	4,959	5,185	Series 2015-HB7 Class A7
Series 2016-21 Class ST			3.914% due 08/05/34 (Þ)	3,403	3,454
Interest Only STRIP			IndyMac INDA Mortgage Loan Trust
5.588% due 02/20/46 (Ê)	2,557	438	Series 2007-AR1 Class 1A1
Series 2016-84 Class IG			3.186% due 03/25/37 (Ê)	1,364	1,321
Interest Only STRIP			JPMorgan Chase Commercial Mortgage
4.500% due 11/16/45	1,222	247	Securities Trust
Series 2016-135 Class SB			Series 2004-LN2 Class B
Interest Only STRIP			5.446% due 07/15/41	1,550	1,532
5.558% due 10/16/46 (Ê)	367	81	Series 2015-MAR7 Class E
Ginnie Mae I			5.962% due 06/05/32 (Þ)	3,000	3,068
2.140% due 2023	2,874	2,831	JPMorgan Mortgage Trust
4.500% due 2039	9,472	10,349	Series 2005-A4 Class 1A1
5.000% due 2039	3,745	4,121	2.991% due 07/25/35 (Ê)	304	303
			Series 2013-1 Class 2A2
4.500% due 2040	1,079	1,164
			2.500% due 03/25/43 (Þ)	3,397	3,404
4.500% due 2041	1,996	2,151	Series 2017-2 Class A5
4.500% due 2042	206	222	3.500% due 05/25/47 (Þ)	1,884	1,932
3.000% due 2043	1,058	1,076	JPMorgan Resecuritization Trust
Ginnie Mae II			Series 2009-5 Class 2A2
3.000% due 2046	2,770	2,813	2.064% due 01/26/37 (Ê)(Þ)	5,165	4,638

3.500% due 2046	3,463	3,603	Series 2010-6 Class 2A1
			3.041% due 08/26/35 (Ê)(Þ)	867	872
3.500% due 2047	2,462	2,560
30 Year TBA(Ï)			LB-Commercial Mortgage Trust
			Series 2007-C3 Class AJ
3.000%	8,300	8,420	6.116% due 07/15/44	609	612
3.500%	17,400	18,080	LB-UBS Commercial Mortgage Trust
GMACM Mortgage Loan Trust			Series 2007-C7 Class AJ
Series 2005-AR2 Class 4A			6.449% due 09/15/45	4,830	4,875
3.405% due 05/25/35 (Ê)	52	49	Merrill Lynch Mortgage Investors Trust
Government National Mortgage			Series 2005-A9 Class 2A1C
Association			3.053% due 12/25/35 (Ê)	3,010	3,000
Series 2016-47 Class CB			ML-CFC Commercial Mortgage Trust
4.000% due 04/20/46	2,461	2,645	Series 2007-5 Class AJ
Series 2016-82 Class PC			5.450% due 08/12/48	1,227	1,030
3.500% due 06/20/46	3,355	3,381	Series 2007-5 Class AJFL
Grace Mortgage Trust			5.450% due 08/12/48 (Þ)	1,214	1,019
Series 2014-GRCE Class A			Morgan Stanley Bank of America Merrill
3.369% due 06/10/28 (Þ)	2,614	2,722	Lynch Trust
GS Mortgage Securities Trust			Series 2015-C24 Class A4
Series 2013-GC14 Class AS			3.732% due 05/15/48	1,000	1,051
4.507% due 08/10/46 (Þ)	1,630	1,768	Series 2015-C26 Class A3

See accompanying notes which are an integral part of this quarterly report.

194 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.211% due 10/15/48	5,055	5,148	Series 2013-4 Class A1
Series 2016-C31 Class A1			2.325% due 04/25/43	6,332	6,113
1.511% due 11/15/21	2,551	2,524	Series 2015-1 Class A1
Morgan Stanley Bank of America			3.500% due 01/25/45 (Þ)	5,182	5,250
Mortgage Trust			SG Commercial Mortgage Securities
Series 2016-C31 Class C			Trust
4.465% due 11/15/49	770	774	Series 2016-C5 Class A4
Morgan Stanley Capital I Trust			3.055% due 10/10/48	2,870	2,836
Series 2006-HQ8 Class C			Structured Adjustable Rate Mortgage
5.589% due 03/12/44	1,405	1,380	Loan Trust
			Series 2004-12 Class 2A

Series 2007-IQ16 Class AM			2.735% due 09/25/34 (Ê)	3,691	3,640
6.256% due 12/12/49	7,758	7,792	Structured Asset Mortgage Investments
Series 2007-T25 Class AJ			II Trust
5.574% due 11/12/49	2,035	2,059	Series 2004-AR7 Class A1B
Series 2008-T29 Class AM			0.962% due 04/19/35 (Ê)	480	453
6.477% due 01/11/43	4,950	5,037	Series 2004-AR8 Class A1
Series 2015-MS1 Class A4			1.242% due 05/19/35 (Ê)	1,527	1,503
3.779% due 05/15/48	1,360	1,434	Towd Point Mortgage Trust
Series 2016-UBS9 Class A4			Series 2016-3 Class A1
3.594% due 03/15/49	1,425	1,482	2.250% due 04/25/56 (Þ)	2,890	2,884
Mortgage Repurchase Agreement			Series 2017-3 Class A1
Financing Trust			2.750% due 06/25/57 (Þ)	5,101	5,149
Series 2016-4 Class A1			UBS Barclays Commercial Mortgage
1.864% due 05/10/19 (Ê)(Þ)	2,400	2,400	Trust
MSCG Trust			Series 2012-C3 Class A2
Series 2015-ALDR Class A2			1.852% due 08/10/49	43	43
3.577% due 06/07/35 (Þ)	1,435	1,432	Waldorf Astoria Boca Raton Trust
New Residential Mortgage Loan Trust			Series 2016-BOCA Class E
Series 2016-3A Class A1B			4.888% due 06/15/29 (Å)(Ê)	4,000	4,038
3.250% due 09/25/56 (Þ)	1,338	1,367	Washington Mutual Mortgage Pass-
Nomura Resecuritization Trust			Through Certificates Trust
Series 2013-1R Class 3A12			Series 2004-AR1 Class A
0.694% due 10/26/36 (Ê)(Þ)	2,182	2,089	2.783% due 03/25/34 (Ê)	698	709
Series 2014-1R Class 5A3			Series 2004-AR13 Class A1A
0.684% due 10/26/36 (Ê)(Þ)	4,173	4,076	1.304% due 11/25/34 (Ê)	1,906	1,891
Series 2015-4R Class 1A14			Series 2005-AR6 Class 2A1A
0.739% due 03/26/47 (Ê)(Þ)	5,270	3,509	0.822% due 04/25/45 (Ê)	4,281	4,084
Series 2015-8R Class 2A2			Series 2006-AR10 Class 1A1
0.674% due 10/26/36 (Ê)(Þ)	3,238	2,248	2.821% due 09/25/36 (Ê)	3,198	3,007
Series 2015-8R Class 4A4			Series 2007-HY5 Class 3A1
1.369% due 11/25/47 (Þ)	7,732	3,530	4.322% due 05/25/37 (Ê)	2,791	2,571
Series 2015-11R Class 3A2			Wells Fargo Commercial Mortgage Trust

2.747% due 05/25/36 (Þ)	1,272	1,254	Series 2015-NXS1 Class D
One Market Plaza Trust			4.241% due 05/15/48	40	35
Series 2017-1MKT Class C			Series 2016-BNK1 Class A3
4.016% due 02/10/32 (Þ)	1,041	1,086	2.652% due 08/15/49	3,220	3,124
Series 2017-1MKT Class D			Series 2016-C37 Class C
4.146% due 02/10/32 (Þ)	2,675	2,741	4.495% due 12/15/49	960	987
Series 2017-1MKT Class E			Series 2017-RB1 Class XA
4.142% due 02/10/32 (Å)	4,080	4,052	1.446% due 03/15/50	9,066	882
RBS Commercial Funding, Inc. Trust			Wells Fargo Mortgage Backed Securities
Series 2013-GSP Class A			Trust
			Series 2004-CC Class A1
3.834% due 01/13/32 (Þ)	1,055	1,119
Sequoia Mortgage Trust			2.888% due 01/25/35 (Ê)	1,797	1,829
			Series 2005-AR7 Class 2A1
2.500% due 05/25/43 (Þ)	2,299	2,238
Series 2013-2 Class A			3.087% due 05/25/35 (Ê)	647	641
			Series 2005-AR8 Class 1A1
1.874% due 02/25/43	3,147	2,984

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 195

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
2.947% due 06/25/35 (Ê)		2,743	2,786	4.048% due 09/30/21	MYR	6,770	1,599
Series 2006-6 Class 1A8				Series 0315
5.750% due 05/25/36		588	590	3.659% due 10/15/20	MYR	50	12
Series 2006-8 Class A15				Series 0414
6.000% due 07/25/36		1,126	1,134	3.654% due 10/31/19	MYR	11,660	2,734
Series 2006-11 Class A9				Series 0515
6.500% due 09/25/36		483	468	3.759% due 03/15/19	MYR	5,300	1,246
Series 2006-13 Class A5				Mexican Bonos
6.000% due 10/25/36		2,403	2,374	Series M 20
WFRBS Commercial Mortgage Trust				7.500% due 06/03/27	MXN	11,443	672
Series 2014-C19 Class A3				Series M 30
3.660% due 03/15/47		1,780	1,855	10.000% due 11/20/36	MXN	77,430	5,655
Series 2014-C24 Class D				8.500% due 11/18/38	MXN	79,910	5,144
3.692% due 11/15/47 (Þ)		930	615	Series M
			1,005,207	8.000% due 06/11/20	MXN	14,330	832
Municipal Bonds - 0.4%				7.750% due 05/29/31	MXN	14,850	888
Municipal Electric Authority of Georgia
Revenue Bonds				7.750% due 11/13/42	MXN	224,650	13,440
6.637% due 04/01/57		4,755	6,110	Mexico Government Bond
				Series M
7.055% due 04/01/57		4,445	5,345
				8.000% due 11/07/47	MXN	32,340	1,992

RIB Floater Trust				New Zealand Government International
1.340% due 07/01/22 (Ê)(Þ)		4,915	4,915	Bond
Rib Floater Trust Various States Revenue				Series 0423
Bonds
0.970% due 08/15/22 (Ê)(Þ)		2,860	2,860	Series 5.500% 0427 due 04/15/23	NZD	2,490	2,156
Tender Option Bond Trust Receipts/
Certificates General Obligation				4.500% due 04/15/27	NZD	3,070	2,594
Unlimited				Series 0521
1.470% due 08/01/49 (Ê)(Þ)		3,000	3,000	6.000% due 05/15/21	NZD	28,055	23,905
			22,230	Series 0925
Non-US Bonds - 4.2%				2.000% due 09/20/25	NZD	3,990	3,187
Australia Government International				Norway Government International Bond
Bond				Series 473
Series 126				4.500% due 05/22/19 (Þ)	NOK	35,630	4,845
4.500% due 04/15/20	AUD	16,630	14,221	Series 477
Series 133				1.750% due 03/13/25 (Þ)	NOK	6,850	888
5.500% due 04/21/23	AUD	3,720	3,488	Peru Government International Bond
Series 140				5.700% due 08/12/24	PEN	20,670	6,630
4.500% due 04/21/33	AUD	7,370	7,009	6.900% due 08/12/37	PEN	19,560	6,608
Brazil Notas do Tesouro Nacional				Poland Government International Bond
Series NTNB				Series 1021
6.000% due 05/15/45	BRL	1,151	1,225	5.750% due 10/25/21	PLN	6,920	2,174
Series NTNF				Series 1023
10.000% due 01/01/21	BRL	24,892	8,243	4.000% due 10/25/23	PLN	5,180	1,528
10.000% due 01/01/23	BRL	24,011	7,874	Republic of Aregentina Governemnt
10.000% due 01/01/25	BRL	19,230	6,271	International Bond
Colombian TES				18.200% due 10/03/21	ARS	26,560	1,654
Series B				Republic of Poland Government
				International Bond
10.000% due 07/24/24	COP	42,735,300	17,102	Series 0421
Ireland Government International Bond				2.000% due 04/25/21	PLN	5,640	1,546
5.400% due 03/13/25	EUR	7,580	12,168	Series 1020
Malaysia Government International Bond
Series 0116				5.250% due 10/25/20	PLN	6,260	1,906
				Republic of South Africa Government
3.800% due 08/17/23	MYR	23,900	5,522	International Bond
Series 0215				Series R186
3.795% due 09/30/22	MYR	4,170	972	10.500% due 12/21/26	ZAR	28,030	2,381
Series 0314				Series R207

See accompanying notes which are an integral part of this quarterly report.

196 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
7.250% due 01/15/20	ZAR	41,390	3,131	3.500% due 05/15/20	20,794	21,944
Series R209				1.375% due 05/31/20	3,890	3,878
6.250% due 03/31/36	ZAR	28,710	1,550	1.500% due 05/31/20	14,177	14,181
Series R214
				2.625% due 08/15/20	30,283	31,271
6.500% due 02/28/41	ZAR	117,390	6,226
Russian Federal Bond - OFZ				2.125% due 08/31/20	29,287	29,804
Series 6207				1.375% due 09/30/20	79,115	78,665
8.150% due 02/03/27	RUB	192,010	3,311	1.750% due 12/31/20	38,025	38,208
Series 6219				1.125% due 07/31/21	73,535	71,874
7.750% due 09/16/26	RUB	206,670	3,460
Singapore Government International				1.250% due 10/31/21	155,325	152,141
Bond				2.000% due 11/15/21	51,030	51,584
1.625% due 10/01/19	SGD	490	364	1.875% due 03/31/22	600	602
2.000% due 07/01/20	SGD	1,060	797	1.750% due 06/30/22	11,915	11,869
2.250% due 06/01/21	SGD	2,730	2,068	1.875% due 07/31/22	800	802
1.250% due 10/01/21	SGD	620	453	1.625% due 04/30/23	12,000	11,783
3.125% due 09/01/22	SGD	2,270	1,796	1.250% due 07/31/23	34,653	33,196
2.750% due 07/01/23	SGD	2,650	2,061	2.500% due 08/15/23	11,585	11,923
3.000% due 09/01/24	SGD	3,520	2,783	6.250% due 08/15/23	9,795	12,186
2.375% due 06/01/25	SGD	1,250	948	1.375% due 08/31/23	12,000	11,569
2.125% due 06/01/26	SGD	840	625	1.625% due 10/31/23	49,865	48,725
3.500% due 03/01/27	SGD	2,480	2,051	2.750% due 11/15/23	11,322	11,812
Titulos De Tesoreria B Bonds				2.750% due 02/15/24	1,283	1,338
Series B
				2.125% due 03/31/24	210	211
6.000% due 04/28/28	COP	5,795,400	1,804	2.500% due 05/15/24	6,669	6,846
			213,739
United States Government Treasuries - 29.3%				2.000% due 05/31/24	440	437
United States Treasury Inflation Indexed
				2.125% due 05/15/25	3,870	3,856
Bonds
2.125% due 01/15/19		15,801	16,300	2.250% due 11/15/25	1,260	1,263
				1.625% due 05/15/26	29,000	27,560
0.125% due 01/15/23		31,012	30,897
0.375% due 07/15/25		5,469	5,463	1.500% due 08/15/26	31,725	29,763
				2.000% due 11/15/26	71,460	69,839
0.125% due 07/15/26		8,984	8,719
3.875% due 04/15/29		1,489	2,029	2.250% due 02/15/27	101,890	101,604
				1.625% due 05/15/27	23,080	21,990
2.125% due 02/15/40		18,154	22,574
1.375% due 02/15/44		9,264	10,067	2.375% due 05/15/27	11,475	11,560
				6.250% due 05/15/30	10,000	14,233
0.750% due 02/15/45		12,830	12,026
1.000% due 02/15/46		8,114	8,093	4.500% due 02/15/36	4,000	5,136
United States Treasury Notes				3.500% due 02/15/39	5,640	6,333
1.250% due 12/15/18		24,000	23,981	4.250% due 05/15/39	4,105	5,112
1.500% due 01/31/19		16,405	16,450	4.625% due 02/15/40	10,154	13,310
1.500% due 02/28/19		18,346	18,394	3.750% due 11/15/43	21,140	24,655
1.500% due 03/31/19		17,005	17,055	3.375% due 05/15/44	23,930	26,228
1.625% due 03/31/19		2,465	2,477	2.500% due 02/15/45	9,810	9,077
0.875% due 04/15/19		33,780	33,519	3.000% due 05/15/45	26,100	26,673
1.125% due 05/31/19		3,090	3,079	2.500% due 02/15/46	19,920	18,376
1.500% due 11/30/19		10,002	10,025	2.250% due 08/15/46	21,400	18,656
1.625% due 12/31/19		10,601	10,654	2.875% due 11/15/46	5,000	4,979
1.375% due 01/31/20		9,529	9,518	3.000% due 02/15/47	84,830	86,625
3.625% due 02/15/20		11,420	12,044	3.000% due 05/15/47	7,290	7,448
1.375% due 02/29/20		8,483	8,468			1,472,957

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 197

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
	or Shares			$		or Shares	$
Total Long-Term Investments					America Movil SAB de CV
(cost $4,425,691)				4,474,152	5.625% due 11/15/17	250	253
					American Honda Finance Corp.
Preferred Stocks - 0.1%					1.538% due 12/11/17 (Ê)	570	571

Financial Services - 0.1%					Anheuser-Busch InBev Worldwide, Inc.	3,400	3,391
XLIT, Ltd.		3,685		3,434	1.431% due 10/10/17 (Þ)(~)
					1.671% due 01/02/18 (Þ)(~)	2,500	2,484
Total Preferred Stocks					Zero coupon due 06/04/18 (Þ)(~)	750	739
(cost $3,075)				3,434	Anthem, Inc.
					1.875% due 01/15/18	2,225	2,227
					Assurant, Inc.
Options Purchased - 0.0%
(Number of Contracts)					2.500% due 03/15/18	3,723	3,745
Cross Currency Options					AT&T, Inc.
(EUR/SEK)					5.500% due 02/01/18	1,600	1,631
Aug 2017 9.55 Put (1)	EUR	10,800	(ÿ)	52	Bank of America Corp.
Cross Currency Options					5.750% due 12/01/17	1,000	1,014
(USD/EUR)					Bank of America NA
Sep 2017 1.11 Call (1)	USD	12,400	(ÿ)	3	Series BKNT
Oct 2017 1.12 Call (1)	USD	12,400	(ÿ)	9	1.750% due 06/05/18	6,965	6,977

Cross Currency Options					Bank of Montreal IL
(USD/JPY)					1.367% due 10/05/17 (Ê)(~)	1,000	1,000
Oct 2017 114.50 Call (1)	USD	12,400	(ÿ)	30	Barclays Bank PLC
Aug 2017 113.00 Call(1)	USD	12,400	(ÿ)	9	6.050% due 12/04/17 (Þ)	200	203

Cross Currency Options					Barton Capital Corp.
(USD/TRY)					1.066% due 08/07/17 (ç)(~)	4,500	4,499
Aug 2017 3.55 Put (1)	USD	6,200	(ÿ)	61	BNP Paribas SA
Eurodollar Futures					2.375% due 09/14/17	300	300
Sep 2017 98.63 Put (91)	USD	22,437	(ÿ)	3	Capital One NA

United States 10 Year					Series BKNT
Treasury Note Futures					1.650% due 02/05/18	4,560	4,558
Aug 2017 125.50 Call (83)	USD	10,417	(ÿ)	60	CF Industries
Aug 2017 126.00 Call (100)	USD	12,600	(ÿ)	44	6.875% due 05/01/18	400	414
					Chariot Funding LLC
Aug 2017 126.50 Call (182)	USD	23,023	(ÿ)	43
					1.425% due 01/02/18 (Þ)(~)	1,000	994
Aug 2017 127.00 Call (175)	USD	22,225	(ÿ)	8	Chevron Corp.
Sep 2017 124.50 Put (11)	USD	1,370	(ÿ)	4	1.076% due 11/15/17 (Ê)	1,595	1,596
Aug 2017 124.00 Put (86)	USD	10,664	(ÿ)	5	1.411% due 05/16/18 (Ê)	875	878
Aug 2017 125.00 Put (175)	USD	21,875	(ÿ)	14	Citigroup, Inc.
Aug 2017 125.50 Put (86)	USD	10,793	(ÿ)	28	1.630% due 11/24/17 (Ê)	7,300	7,311
United States 5 Year					1.800% due 02/05/18	8,815	8,822
Treasury Note Futures					2.150% due 07/30/18	3,715	3,729
Aug 2017 118.25 Call (99)	USD	11,707	(ÿ)	21	Commonwealth Bank of Australia
Aug 2017 118.75 Call (86)	USD	10,213	(ÿ)	5	1.746% due 01/12/18 (Ê)(Þ)(~)	5,000	5,010
United States Treasury
					1.374% due 07/09/18 (~)	4,000	4,000
Bond Futures					Compass Bank
Aug 2017 153.00 Call (87)	USD	13,311	(ÿ)	109	Series BKNT
Aug 2017 154.00 Call (47)	USD	7,238	(ÿ)	39	6.400% due 10/01/17	6,330	6,375
Aug 2017 155.00 Call (28)	USD	4,340	(ÿ)	14	ConocoPhillips Co.
Total Options Purchased					1.050% due 12/15/17	357	356
(cost $1,120)				561	Credit Suisse
					1.750% due 01/29/18	5,245	5,249
Short-Term Investments - 12.8%					Danske Corp.
					Series A
Aetna, Inc.					1.745% due 02/16/18 (Þ)(~)	2,910	2,883
1.700% due 06/07/18		1,625		1,627
					DCP Midstream Operating, LP

See accompanying notes which are an integral part of this quarterly report.

198 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
2.500% due 12/01/17	685	683	5.950% due 12/28/17		1,000		1,017
Fannie Mae REMICS			New York Life Global Funding
Series 2003-35 Class FY			1.450% due 12/15/17 (Þ)		4,880		4,880
0.984% due 05/25/18 (Ê)	49	49	Pfizer, Inc.
Fannie Mae-Aces			1.546% due 06/15/18 (Ê)		7,545		7,563
Series 2013-M4 Class ASQ2			Rockies Express Pipeline LLC
1.451% due 02/25/18	1,545	1,544	6.850% due 07/15/18 (Þ)		1,400		1,456
Series 2014-M13 Class ASQ2			SEB AB
1.637% due 11/25/17	2,196	2,195	1.110% due 08/07/17 (ç)(Þ)(~)		600		600
Series 2015-M1 Class ASQ2			Singapore Government International
1.626% due 02/25/18	5,719	5,716	Bond
Series 2015-M7 Class ASQ2			0.500% due 04/01/18	SGD	2,730		2,006
1.550% due 04/25/18	2,733	2,730	Sky PLC
Federal Home Loan Bank Discount			6.100% due 02/15/18 (Þ)		4,670		4,779
Notes			State Street Corp.
(0.043)% due 08/02/17	850	850	4.956% due 03/15/18		1,000		1,020
Zero coupon due 08/16/17	2,150	2,149	Statoil ASA
Federal Home Loan Mortgage Corp.
			3.125% due 08/17/17		150		150
Multifamily Structured Pass-Through			Thomson Reuters Corp.
Certificates
Series 2011-K702 Class X1			1.650% due 09/29/17		4,000		4,001
Interest Only STRIP			Toronto-Dominion Bank

1.617% due 02/25/18	51,581	211	Series YCD
Ford Motor Credit Co. LLC			1.408% due 06/20/18 (Ê)(~)		6,225		6,225
1.724% due 12/06/17	1,000	1,000	Toyota Motor Credit Corp.
			Series GMTN
2.145% due 01/09/18	6,395	6,406
			1.764% due 07/13/18 (Ê)		525		527
General Electric Co.
5.250% due 12/06/17	2,390	2,422	Tyco Electronics Group SA
			6.550% due 10/01/17		1,934		1,950
General Mills, Inc.
Zero coupon due 08/01/17 (ç)(Þ)(~)	6,200	6,200	U. S. Cash Management Fund		263,698,582	(8)	263,725
Glencore Finance Canada, Ltd.			UBS AG Series BKNT
2.700% due 10/25/17 (Þ)	900	902	1.800% due 03/26/18		7,750		7,763
Gotham Funding Corp.			United States Treasury Bills
1.084% due 08/07/17 (ç)(Þ)(~)	500	500	1.092% due 10/12/17		27,210		27,151
1.176% due 08/16/17 (ç)(Þ)(~)	650	650	1.092% due 10/19/17		700		698
Harris Corp.			1.071% due 11/09/17		3,400		3,390
1.999% due 04/27/18	2,426	2,430
			1.074% due 11/30/17		2,200		2,192
HBOS PLC
Series GMTN			1.059% due 12/07/17		27,520		27,418
			United States Treasury Inflation Indexed
6.750% due 05/21/18 (Þ)	1,000	1,037	Bonds
HSBC USA, Inc.
			1.375% due 07/15/18		26,738		27,149
1.654% due 01/18/18 (Ê)(Þ)(~)	2,500	2,504	United States Treasury Notes
IPALCO Enterprises, Inc.
			0.750% due 12/31/17		19,770		19,738
5.000% due 05/01/18	3,500	3,553
JPMorgan Chase & Co.			0.875% due 01/15/18		36,050		36,004
Series H			0.875% due 03/31/18		18,985		18,946
1.700% due 03/01/18	990	991	UnitedHealth Group, Inc.
JPMorgan Chase Bank NA			1.900% due 07/16/18		3,765		3,778
Series BKNT			Vodafone Group PLC
6.000% due 10/01/17	7,800	7,858	0.010% due 09/13/17 (ç)(Þ)(~)		1,500		1,497
Merck & Co. , Inc.			Voya Financial, Inc.
0.986% due 05/18/18 (Ê)	8,385	8,408	2.900% due 02/15/18		1,475		1,484
Mizuho Bank, Ltd.			Total Short-Term Investments
Series YCD			(cost $644,421)				644,375
1.424% due 02/14/18 (Ê)(~)	7,000	6,999
Morgan Stanley

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 199

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
Total Investments 101.9%
(identified cost $5,074,307)	5,122,522

Other Assets and Liabilities,
Net - (1.9%)	(97,354)

Net Assets - 100.0%	5,025,168

See accompanying notes which are an integral part of this quarterly report.

200 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.7%
A10 Securitization LLC	05/19/16	4,391,000	99.97	4,390	4,334
BCAP LLC Trust	11/26/13	1,957,907	104.49	2,046	1,980
Bear Stearns Second Lien Trust	10/22/15	486,050	96.66	470	481
Citigroup Mortgage Loan Trust, Inc.	08/03/15	2,168,810	88.91	1,928	2,023
Fannie Mae	09/19/08	12,704	20.37	3	3
Fannie Mae	09/19/08	5,931	24.62	1	1
Fannie Mae	09/19/08	13,200	27.12	4	4
Fannie Mae	04/27/10	20,283	30.41	6	6
Fannie Mae REMICS	09/15/00	18,381	16.79	3	3
Fannie Mae REMICS	06/12/01	7,934,078	19.95	1,583	1,580
Fannie Mae REMICS	04/25/05	43,376	20.02	9	9
Fannie Mae REMICS	04/25/05	250,173	24.72	62	62
Fannie Mae REMICS	02/28/07	43,597	99.93	44	43
Fannie Mae REMICS	08/17/07	415,558	99.21	412	408
Fannie Mae REMICS	09/19/08	25,743	19.33	5	5
Fannie Mae REMICS	09/19/08	51,802	23.31	12	12
Fannie Mae REMICS	09/19/08	54,641	24.29	13	13
Fannie Mae REMICS	09/19/08	45,764	25.33	12	12
Fannie Mae REMICS	07/08/09	7,909,066	20.80	1,645	1,642
Freddie Mac REMICS	04/14/03	30,048	24.01	7	7
Freddie Mac REMICS	06/11/03	7,794	22.84	2	2
Freddie Mac REMICS	03/15/04	12,682	16.38	2	2
Freddie Mac REMICS	09/19/08	369,853	16.36	60	60
Freddie Mac REMICS	09/19/08	70,600	26.63	19	19
Freddie Mac Strips	09/19/08	28,381	18.85	5	5
Freddie Mac Strips	09/19/08	28,563	23.13	7	7
Freddie Mac Strips	09/19/08	12,265	24.60	3	3
Freddie Mac Strips	09/19/08	30,069	27.47	8	8
Ginnie Mae	01/20/10	48,872	20.70	10	10
GSAA Trust	10/21/15	2,876,434	85.97	2,473	2,569
Irwin Home Equity Loan Trust	06/30/15	2,575,263	102.29	2,634	2,617
Irwin Home Equity Loan Trust	05/04/16	1,111,131	102.13	1,135	1,130
One Market Plaza Trust	02/15/17	4,080,000	97.56	3,980	4,052
Voya CLO, Ltd.	03/31/17	9,480,000	100.04	9,484	9,526
Waldorf Astoria Boca Raton Trust	07/12/16	4,000,000	100.00	4,000	4,038
					36,676
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 201

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	3,252	AUD	419,359	09/17	(5,651)
British Pound Currency Futures	78	USD	6,443	09/17	118
Canadian Dollar Currency Futures	241	USD	19,367	09/17	606
Euro-Bobl Futures	726	EUR	98,910	09/17	2,424
Eurodollar Futures	110	USD	27,023	12/18	101
United States 2 Year Treasury Note Futures	972	USD	210,287	09/17	(28)
United States 5 Year Treasury Note Futures	6,434	USD	760,167	09/17	162
United States 10 Year Treasury Note Futures	6,225	USD	783,670	06/17	435
United States 10 Year Treasury Note Futures	3	USD	377	12/17	(2)
United States Long Bond Futures	761	USD	116,409	09/17	333
United States Ultra Treasury Bond Futures	145	USD	23,558	09/17	152
Short Positions
Australian Dollar Currency Futures (AUD/USD)	78	USD	6,235	09/17	(71)
Euro-Bobl Futures	218	EUR	28,789	09/17	222
Euro-Bund Futures	2,294	EUR	371,514	09/17	6,543
Euro-Bund Futures	41	EUR	6	08/17	4
Eurodollar Futures	242	USD	57,531	09/17	(125)
Eurodollar Futures	374	USD	92,144	12/17	27
Eurodollar Futures	58	USD	14,269	06/18	5
Eurodollar Futures	58	USD	14,260	09/18	5
Eurodollar Futures	317	USD	77,701	12/19	(370)
Euro-OAT Futures	107	EUR	15,919	09/17	49
Japan Government 10 Year Bond Futures	25	JPY	3,753,999	09/17	115
United Kingdom Long Gilt Futures	1,954	GBP	246,243	09/17	4,384
United States 2 Year Treasury Note Futures	341	USD	73,773	09/17	(3)
United States 5 Year Treasury Note Futures	11	USD	1,300	09/17	—
United States 10 Year Treasury Note Futures	463	USD	58,288	06/17	201
United States Long Bond Futures	255	USD	39,007	09/17	26
United States Ultra Treasury Bond Futures	239	USD	34,339	09/17	56
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					9,718

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/EUR)	Call	1	1.11	USD	12,400	09/22/17	(3)
Cross Currency Options (USD/TRY)	Call	1	3.71	USD	6,200	08/16/17	(3)
Cross Currency Options (USD/TRY)	Put	1	3.45	USD	6,200	08/16/17	(4)
S&P 500 Index	Call	101	118.50	USD	11,969	09/22/17	(16)
S&P 500 Index	Put	101	117.00	USD	11,817	09/22/17	(14)
United States 5 Year Treasury Note Futures	Call	149	118.75	USD	17,694	09/22/17	(15)
United States 10 Year Treasury Note Futures	Call	168	128.00	USD	21,504	08/25/17	(5)
United States 10 Year Treasury Note Futures	Call	194	129.00	USD	25,026	08/25/17	(3)
United States 10 Year Treasury Note Futures	Call	86	127.00	USD	10,922	09/22/17	(21)
United States 10 Year Treasury Note Futures	Call	57	127.50	USD	7,268	09/22/17	(9)
United States 10 Year Treasury Note Futures	Put	57	122.50	USD	6,983	09/22/17	(4)
United States Treasury Bond Futures	Call	30	159.00	USD	4,770	08/25/17	(2)
United States Treasury Bond Futures	Call	86	160.00	USD	13,760	08/25/17	(4)
United States Treasury Bond Futures	Call	48	161.00	USD	7,728	08/25/17	(2)
Total Liability for Options Written (premiums received $363)							(105)

See accompanying notes which are an integral part of this quarterly report.

202 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Transactions in options written contracts for the period ended July 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	912	$469
Opened	8,814	3,272
Closed	(3,668)	(1,296)
Expired	(4,978)	(2,082)
Outstanding July 31, 2017	1,080	$363

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	534	BRL	1,800	08/23/17	41
Bank of America	USD	8,949	BRL	28,261	08/23/17	78
Bank of America	USD	566	CZK	13,089	08/23/17	29
Bank of America	USD	20,777	CZK	492,738	08/23/17	1,618
Bank of America	USD	21,143	HUF	5,881,789	08/23/17	1,777
Bank of America	USD	10,200	MXN	192,774	08/23/17	576
Bank of America	USD	20,620	PLN	78,203	08/23/17	1,129
Bank of America	USD	8,943	RUB	515,000	08/23/17	(363)
Bank of America	USD	74	TRY	266	08/23/17	1
Bank of America	USD	168	TRY	598	08/23/17	1
Bank of America	USD	8,813	TRY	32,132	08/23/17	252
Bank of America	USD	19,829	TRY	72,296	08/23/17	566
Bank of America	USD	9,004	ZAR	119,964	08/23/17	68
Bank of America	BRL	67,638	USD	21,335	08/23/17	(267)
Bank of America	CZK	248,445	USD	10,508	08/23/17	(785)
Bank of America	HUF	2,857,232	USD	10,292	08/23/17	(843)
Bank of America	IDR	1,552,818	USD	116	08/23/17	(1)
Bank of America	IDR	269,072,649	USD	20,062	08/23/17	(107)
Bank of America	MXN	391,807	USD	20,664	08/23/17	(1,271)
Bank of America	PLN	1,260	USD	344	08/23/17	(7)
Bank of America	PLN	2,017	USD	531	08/23/17	(30)
Bank of America	RUB	1,158,751	USD	20,122	08/23/17	817
Bank of America	TRY	861	USD	240	08/23/17	(3)
Bank of America	TWD	273,360	USD	9,110	08/23/17	55
Bank of America	ZAR	4,304	USD	331	08/23/17	5
Bank of Montreal	USD	15,379	AUD	19,407	08/23/17	142
Bank of Montreal	AUD	31,700	SEK	205,850	08/28/17	181
Bank of Montreal	NOK	278,499	USD	34,232	08/23/17	(1,204)
Barclays	USD	7,156	CAD	9,200	10/19/17	231
Barclays	USD	3,187	EUR	2,700	10/19/17	23
Barclays	USD	5,125	GBP	3,950	10/19/17	101
Barclays	USD	8,176	MXN	145,723	10/19/17	(91)
Barclays	EUR	2,700	USD	3,174	08/01/17	(23)
Barclays	EUR	2,990	USD	3,445	10/19/17	(110)
Citibank	USD	2,386	BRL	8,000	10/19/17	145
Citibank	USD	5,220	INR	339,750	10/18/17	36
Citibank	USD	34,226	JPY	3,824,557	08/23/17	496
Citibank	USD	405	JPY	44,460	10/19/17	—
Citibank	USD	15,070	NZD	20,496	08/23/17	317
Citibank	USD	52,914	SEK	438,504	08/23/17	1,462
Citibank	CNY	103,360	USD	15,095	10/19/17	(212)
Citibank	DKK	97,739	USD	15,245	08/23/17	(331)
Citibank	EUR	1,751	USD	2,016	10/19/17	(66)
Citibank	JPY	2,817,320	EUR	21,600	08/28/17	21
Citibank	JPY	5,949,310	USD	52,819	08/23/17	(1,193)

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 203

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	JPY	1,228,088	USD	10,962	10/19/17	(218)
Citibank	SEK	125,287	USD	15,201	08/23/17	(335)
Commonwealth Bank of Australia	USD	87,651	EUR	75,575	08/23/17	1,911
Goldman Sachs	USD	3,244	CZK	72,166	09/12/17	35
Goldman Sachs	USD	6,178	INR	399,400	09/12/17	22
Goldman Sachs	USD	6,152	MXN	109,859	09/12/17	(36)
JPMorgan Chase	USD	9,667	CAD	13,220	08/10/17	938
JPMorgan Chase	USD	8,235	CLP	5,386,881	08/29/17	51
JPMorgan Chase	USD	276	EUR	239	08/14/17	7
JPMorgan Chase	USD	2,187	GBP	1,686	08/14/17	38
JPMorgan Chase	USD	15,890	GBP	12,322	08/14/17	374
JPMorgan Chase	USD	6,156	INR	398,000	09/12/17	23
JPMorgan Chase	USD	5,427	MXN	98,764	08/10/17	113
JPMorgan Chase	USD	3,100	MXN	54,898	09/12/17	(44)
JPMorgan Chase	USD	8,787	NOK	75,824	08/10/17	858
JPMorgan Chase	USD	4,381	PLN	16,840	08/10/17	303
JPMorgan Chase	USD	27,526	SEK	238,008	08/10/17	1,968
JPMorgan Chase	USD	3,100	TRY	11,081	09/12/17	5
JPMorgan Chase	USD	5,116	ZAR	70,523	08/10/17	228
JPMorgan Chase	AUD	48,510	USD	36,619	08/14/17	(2,183)
JPMorgan Chase	BRL	55,049	USD	17,347	08/29/17	(215)
JPMorgan Chase	CHF	13,901	USD	14,054	08/10/17	(329)
JPMorgan Chase	COP	23,505,468	USD	7,769	08/29/17	(79)
JPMorgan Chase	CZK	21,137	USD	871	08/10/17	(89)
JPMorgan Chase	EUR	22,191	USD	24,971	08/14/17	(1,315)
JPMorgan Chase	HKD	4,775	USD	615	08/10/17	3
JPMorgan Chase	HUF	2,258,444	USD	7,967	08/10/17	(829)
JPMorgan Chase	IDR	157,281,640	USD	11,761	08/29/17	(22)
JPMorgan Chase	JPY	68,669	USD	629	08/14/17	6
JPMorgan Chase	MXN	179,186	USD	9,619	08/10/17	(433)
JPMorgan Chase	NZD	65,424	USD	47,010	08/14/17	(2,111)
JPMorgan Chase	PEN	76,590	USD	23,512	08/29/17	(65)
JPMorgan Chase	PHP	417,153	USD	8,155	08/29/17	(101)
JPMorgan Chase	PLN	10,188	USD	2,731	08/10/17	(103)
JPMorgan Chase	SGD	21,689	USD	15,452	08/10/17	(554)
JPMorgan Chase	THB	415,783	USD	12,359	08/29/17	(138)
JPMorgan Chase	ZAR	42,289	USD	3,230	08/10/17	25
JPMorgan Chase	ZAR	121,921	USD	9,309	08/10/17	70
Royal Bank of Canada	USD	34,117	GBP	26,076	08/23/17	311
Royal Bank of Canada	USD	52,209	ILS	185,829	08/23/17	13
Royal Bank of Canada	AUD	67,924	USD	53,074	08/23/17	(1,252)
Royal Bank of Canada	EUR	5,756	USD	6,726	09/12/17	(89)
Royal Bank of Canada	ILS	119,462	USD	33,563	08/23/17	(8)
State Street	USD	829	BRL	2,657	08/23/17	19
State Street	USD	45	HKD	349	08/23/17	—
State Street	USD	40	IDR	530,325	08/23/17	—
State Street	USD	187	MYR	803	08/23/17	—
State Street	USD	412	RUB	24,608	08/23/17	(2)
State Street	USD	161	SGD	222	08/23/17	3
State Street	USD	20,326	SGD	28,367	08/23/17	613
State Street	USD	14	TWD	415	08/23/17	—
State Street	USD	279	ZAR	3,625	08/23/17	(5)
State Street	BRL	1,181	USD	369	08/23/17	(9)
State Street	HKD	840	USD	108	08/23/17	—
State Street	HKD	69,733	USD	8,972	08/23/17	39
State Street	MYR	87,661	USD	20,180	08/23/17	(286)
State Street	RUB	55,367	USD	926	08/23/17	4
State Street	SGD	13,105	USD	9,388	08/23/17	(285)

See accompanying notes which are an integral part of this quarterly report.

204 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Westpac	CHF	47,140	USD	49,557	08/23/17	745
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						851

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
JPMorgan Chase	DKK	50,924	Six Month CIBOR	0.943%	05/05/25	(25)
JPMorgan Chase	DKK	36,000	Six Month CIBOR	0.510%	05/05/25	170
JPMorgan Chase	DKK	5,800	Six Month CIBOR	0.640%	05/06/25	18
JPMorgan Chase	CZK	22,190	Six Month PRIBOR	0.490%	06/19/25	63
JPMorgan Chase	CZK	133,000	Six Month PRIBOR	0.495%	06/19/25	374
JPMorgan Chase	CZK	180,751	Six Month PRIBOR	1.280%	06/19/25	19
Merrill Lynch	USD	117,760	Three Month LIBOR	1.267%	05/15/23	4,647
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $1,492 (å)						5,266

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Investment Grade Index	Merrill Lynch	USD	19,570	1.000%	06/20/22	383
CDX NA High Yield Index	Goldman Sachs	USD	8,530	5.000%	06/20/22	(631)
CDX NA High Yield Index	Merrill Lynch	USD	11,760	(5.000%)	06/20/22	(871)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $10						(1,119)

I

Presentation of Portfolio Holdings

Amounts in thousands

			Fair Value
					Practical
Portfolio Summary	Level 1		Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities		$—	$347,897	$2,328	$—	$350,225
Corporate Bonds and Notes		—	973,476	—	—	973,476
International Debt		—	396,292	5,278	—	401,570
Loan Agreements		—	34,748	—	—	34,748
Mortgage-Backed Securities		—	987,611	17,596	—	1,005,207
Municipal Bonds		—	22,230	—	—	22,230
Non-US Bonds		—	213,739	—	—	213,739
United States Government Treasuries		—	1,472,957	—	—	1,472,957
Preferred Stocks		—	3,434	—	—	3,434
Options Purchased		397	164	—	—	561
Short-Term Investments		—	380,650	—	263,725	644,375
Total Investments		397	4,833,198	25,202	263,725	5,122,522

See accompanying notes which are an integral part of this quarterly report.

Strategic Bond Fund 205

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total

Other Financial Instruments
Assets
Futures Contracts	15,968	—	—	—	15,968
Foreign Currency Exchange Contracts	—	18,893	—	—	18,893
Interest Rate Swap Contracts	—	5,291	—	—	5,291
Credit Default Swap Contracts	—	383	—	—	383
Liabilities
Futures Contracts	(6,250)	—	—	—	(6,250)
Options Written	(96)	(9)	—	—	(105)
Foreign Currency Exchange Contracts	(23)	(18,019)	—	—	(18,042)
Interest Rate Swap Contracts	—	(25)	—	—	(25)
Credit Default Swap Contracts	—	(1,502)	—	—	(1,502)
Total Other Financial Instruments*	$9,599	$5,012	$—	$—	$14,611

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

206 Strategic Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Long-Term Investments - 94.2%					Series 2016-3 Class A2A
Asset-Backed Securities - 6.1%					1.360% due 04/20/19	162	162
ACE Securities Corp. Home Equity Loan					Capital One Multi-Asset Execution Trust
Trust					Series 2016-A1 Class A1
Series 2005-HE3 Class M2					1.439% due 02/15/22 (Ê)	851	856
1.657% due 05/25/35 (Ê)		829		828	Series 2017-A2 Class A2
ACE Securities Corp. Mortgage Loan					1.393% due 01/15/25 (Ê)	454	457
Trust					Series 2017-A3 Class A3
Series 2007-D1 Class A2
					2.430% due 01/15/25	340	345
6.336% due 02/25/38 (Þ)		800		739
					CarFinance Capital Auto Trust
Ajax Mortgage Loan Trust					Series 2015-1A Class A
Series 2016-C Class A
					1.750% due 06/15/21 (Þ)	165	165
4.000% due 10/25/57 (Þ)		286		285
					CarMax Auto Owner Trust
AJAX Mortgage Loan Trust					Series 2017-3 Class A2A
Series 2017-A Class A
					1.640% due 09/15/20	484	484
3.470% due 04/25/57 (Þ)		99		99
American Express Credit Account Mater					Series 2017-3 Class A3
Trust					1.970% due 04/15/22	378	379
Series 2017-1 Class A					Series 2017-3 Class A4
1.930% due 09/15/22		705		708	2.220% due 11/15/22	134	134
AmeriCredit Automobile Receivables					Centex Home Equity Loan Trust
Trust					Series 2003-B Class AF4
Series 2013-2 Class D					3.735% due 02/25/32	2,125	2,151
2.420% due 05/08/19		950		951	Chase Issuance Trust
Series 2013-3 Class C					Series 2016-A3 Class A3
2.380% due 06/10/19		526		526	0.550% due 06/15/23 (Ê)	725	733
Series 2014-4 Class A3					Citibank Credit Card Issuance Trust
1.270% due 07/08/19		163		163	Series 2014-A1 Class A1
Series 2015-4 Class A2B					2.880% due 01/23/23	2,180	2,249
1.250% due 04/08/19 (Ê)		27		27	Series 2014-A5 Class A5
Series 2016-1 Class A2A					2.680% due 06/07/23	630	646
1.520% due 06/10/19		242		242	Series 2016-A2 Class A2
Series 2016-1 Class A2B					2.190% due 11/20/23	720	724
1.175% due 06/10/19 (Ê)		106		106	Series 2017-A2 Class A2
Series 2016-2 Class A2A					1.740% due 01/19/21	1,017	1,019
1.420% due 10/08/19		562		562	CountryPlace Manufactured Housing
Series 2017-1 Class A2A					Contract Trust
					Series 2005-1 Class A4
1.510% due 05/18/20		398		398
Bank of America Credit Card Trust					5.200% due 12/15/35 (Þ)	608	628
Series 2017-A1 Class A1					Countrywide Asset-Backed Certificates
					Series 2004-10 Class MV3
1.950% due 08/15/22		487		489
Bayview Opportunity Master Fund Trust					2.116% due 12/25/34 (Ê)	1,660	1,678
Series 2016-RN3 Class A1					Series 2005-3 Class MV5
3.598% due 09/28/31 (Þ)		91		91	1.661% due 08/25/35 (Ê)	1,110	1,112
Series 2017-NPL1 Class A1					Series 2005-9 Class M1
3.598% due 01/28/32 (Þ)		192		192	1.511% due 01/25/36 (Ê)	1,407	1,394
Series 2017-RN3 Class A1					CPS Auto Receivables Trust
					Series 2014-D Class A
3.228% due 05/28/32 (Þ)		148		148
Blackbird Capital Aircraft Lease					1.490% due 04/15/19 (Þ)	4	4
Securitization, Ltd.					Series 2015-A Class A
Series 2016-1A Class AA					1.530% due 07/15/19 (Þ)	3	3
2.487% due 12/16/41 (Þ)		680		678	Series 2015-B Class A
CAL Funding III, Ltd.					1.650% due 11/15/19 (Þ)	12	12
Series 2017-1A Class A					Series 2015-C Class A
3.620% due 06/25/42 (Þ)		905		911	1.770% due 06/17/19 (Þ)	87	87
Capital Auto Receivables Asset Trust					Series 2016-B Class A
Series 2016-1 Class A2A					2.070% due 11/15/19 (Þ)	257	258
1.500% due 11/20/18		51		51	Series 2016-C Class A

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 207

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
1.620% due 01/15/20 (Þ)		484		483	2.280% due 05/15/20	100	100
Series 2017-C Class A					Series 2016-3 Class A1
1.780% due 09/15/20 (Þ)		295		295	1.610% due 12/15/19 (Þ)	328	328
CPS Auto Trust					Series 2016-4 Class A1
Series 2016-D Class A					1.470% due 03/16/20 (Þ)	256	256
1.500% due 06/15/20 (Þ)		502		501	Ford Credit Auto Owner Trust
Credit-Based Asset Servicing &					Series 2017-A Class A4
Securitization LLC					1.920% due 04/15/22	1,049	1,052
Series 2004-CB7 Class AF5

4.685% due 10/25/34		176		179	Series 2017-B Class A2A
					1.490% due 05/15/20	613	613
Discover Card Execution Note Trust					Ford Credit Floorplan Master Owner
Series 2016-A4 Class A4
1.390% due 03/15/22		993		986	Series Trust 2016-5 Class A1
Series 2017-A5 Class A5					1.950% due 11/15/21	282	283
1.829% due 12/15/26		184		185	Series 2017-1 Class A1
Drive Auto Receivables Trust					2.070% due 05/15/22	336	337
Series 2017-1 Class A2A
1.670% due 05/15/19		332		332	GCAT Series 2017-2 Class A1
Series 2017-2 Class A2A					3.500% due 04/25/47 (Þ)	223	222
1.630% due 08/15/19		503		503	Series 2017-3 Class A1
Series 2017-2 Class B					3.352% due 04/25/47 (Þ)	108	108
2.250% due 06/15/21		377		377	Series 2017-5 Class A1
Series 2017-AA Class A2					3.228% due 07/25/47 (Þ)	169	169
1.480% due 03/15/19 (Þ)		708		708	Global SC Finance SRL
Series 2017-BA Class A2					Series 2017-1A Class A
1.590% due 12/17/18 (Þ)		628		628	3.850% due 04/15/37 (Þ)	461	469
Series 2017-BA Class B					GM Financial Consumer Automobile
2.200% due 05/15/20 (Þ)		203		203	Receivables Trust
					Series 2017-1A Class A3
DT Auto Owner Trust					1.780% due 10/18/21 (Þ)	502	503
Series 2016-3A Class A					GreenPoint Manufactured Housing
1.750% due 11/15/19 (Þ)		172		172	Contract Trust
Series 2016-4A Class A					Series 2000-4 Class A3
1.440% due 11/15/19 (Þ)		334		334	3.017% due 08/21/31 (Ê)	1,225	1,175
Series 2017-2A Class A					Home Equity Asset Trust
1.720% due 05/15/20 (Þ)		489		489	Series 2005-9 Class M1
Exeter Automobile Receivables Trust					0.580% due 04/25/36 (Ê)	470	443
Series 2016-1A Class A					HSI Asset Securitization Corp. Trust
2.350% due 07/15/20 (Þ)		68		68	Series 2006-OPT3 Class 2A
Series 2016-3A Class A					0.961% due 02/25/36 (Ê)	598	595
1.840% due 11/16/20 (Þ)		469		469	Long Beach Mortgage Loan Trust
Fannie Mae Grantor Trust					Series 2004-1 Class M1
Series 2003-T4 Class 1A					1.741% due 02/25/34 (Ê)	711	709
0.390% due 09/26/33 (Ê)		101		101	Series 2005-2 Class M4
Fannie Mae Whole Loan					2.146% due 04/25/35 (Ê)	638	639
Series 2003-W9 Class A					Morgan Stanley ABS Capital I, Inc. Trust
0.423% due 06/25/33 (Ê)		39		38	Series 2003-NC6 Class M1
First Investors Auto Owner Trust					1.725% due 06/25/33 (Ê)	157	156
Series 2016-2A Class A1					Series 2003-NC7 Class M1
1.530% due 11/16/20 (Þ)		290		290	1.821% due 06/25/33 (Ê)	146	143
Flagship Credit Auto Trust					NYMT Residential
Series 2014-2 Class A					Series 2016-RP1A Class A
1.430% due 12/16/19 (Þ)		3		3	4.000% due 03/25/21 (Þ)	69	70
Series 2015-1 Class A					Option One Mortgage Loan Trust
1.630% due 06/15/20 (Þ)		2		2	Series 2004-3 Class M1
Series 2015-3 Class A					1.314% due 11/25/34 (Ê)	1,130	1,111
2.380% due 10/15/20 (Þ)		86		86	Park Place Securities, Inc. Asset-Backed
Series 2016-2 Class A1					Pass-Through Certificates

See accompanying notes which are an integral part of this quarterly report.

208 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2004-WHQ2 Class M2			2.060% due 09/20/21 (Þ)	207	208
1.470% due 02/25/35 (Ê)	801	802	Series 2017-2A Class A
Series 2005-WCH1 Class M2			1.920% due 12/20/21 (Þ)	382	382
1.305% due 01/25/36 (Ê)	86	86	VOLT LXI LLC
RAMP Trust			Series 2017-NPL8 Class A1
Series 2003-RS2 Class AII			3.125% due 06/25/47 (Þ)	283	283
0.850% due 03/25/33 (Ê)	31	30	VOLT XXXIII LLC
Santander Drive Auto Receivables Trust			Series 2015-NPL5 Class A1
Series 2013-1 Class D			3.500% due 03/25/55 (Þ)	98	98
2.270% due 01/15/19	1,176	1,176	World Omni Auto Receivables Trust
Series 2015-2 Class B			Series 2017-A Class A3
1.830% due 01/15/20	778	779	1.930% due 09/15/22	485	486
Series 2015-4 Class A3					52,355
1.580% due 09/16/19	42	42	Corporate Bonds and Notes - 24.4%
Series 2017-1 Class A2			21st Century Fox America, Inc.
1.490% due 02/18/20	162	162	6.900% due 08/15/39	625	844
Saxon Asset Securities Trust			6.150% due 02/15/41	625	793
Series 2004-1 Class A			3M Co.
0.695% due 03/25/35 (Ê)	57	53	3.875% due 06/15/44	200	204
Specialty Underwriting & Residential			Abbott Laboratories
Finance Trust
Series 2003-BC1 Class A			2.900% due 11/30/21	1,297	1,321
1.912% due 01/25/34 (Ê)	25	24	3.750% due 11/30/26	395	407
Structured Asset Investment Loan Trust			4.900% due 11/30/46	520	574
Series 2005-HE3 Class M1			AbbVie, Inc.
1.711% due 09/25/35 (Ê)	1,070	1,056	2.500% due 05/14/20	1,160	1,178
Terwin Mortgage Trust
Series 2006-3 Class 1A2			3.200% due 05/14/26	475	475

0.822% due 04/25/37 (Ê)(Þ)	746	738	4.500% due 05/14/35	312	333
Textainer Marine Containers, Ltd.			Activision Blizzard, Inc.
Series 2017-1A Class A			2.600% due 06/15/22	505	505
3.720% due 05/20/42 (Þ)	1,122	1,136	Albemarle Corp.
Towd Point Mortgage Trust			4.150% due 12/01/24	290	306
Series 2017-2 Class A1			Series 30YR
2.750% due 04/25/57 (Þ)	1,000	1,010	5.450% due 12/01/44	815	952
Toyota Auto Receivables Owner Trust			Allstate Corp. (The)
Series 2016-D Class A3			3.280% due 12/15/26	255	261
1.230% due 10/15/20	1,411	1,403	5.550% due 05/09/35	115	140
Series 2017-A Class A2A			Alltel Corp.
1.420% due 09/16/19	634	634	7.875% due 07/01/32	355	493
Triton Container Finance LLC			Altria Group, Inc.
Series 2017-1A Class A
			9.250% due 08/06/19	466	534
3.520% due 06/20/42 (Þ)	348	349
United Auto Credit Securitization Trust			10.200% due 02/06/39	579	1,014
Series 2016-2 Class A			American Airlines Pass-Through Trust

1.670% due 09/10/18 (Þ)	197	197	Series B Class B
Vericrest Opportunity Loan Trust			5.250% due 01/15/24	329	347
Series 2015-NP12 Class A1			4.950% due 02/15/25	230	239
3.875% due 09/25/45 (Þ)	92	93	American Airlines, Inc. Pass-Through
Series 2015-NPL4 Class A1			Certificates Trust
			Series AA Class AA
3.500% due 02/25/55 (Þ)	91	91
Series 2017-NPL3 Class A1			3.200% due 06/15/28	692	691
			American Express Co.
3.500% due 03/25/47 (Þ)	144	146
Series 2017-NPL4 Class A1			2.500% due 08/01/22	747	748
			American Express Credit Corp.
3.375% due 04/25/47 (Þ)	104	104
Verizon Owner Trust			1.875% due 05/03/19	480	481
Series 2017-1A Class A			American Honda Finance Corp.
			2.250% due 08/15/19	485	490

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 209

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.950% due 07/20/20	561	562	Series WI
American International Group, Inc.			6.000% due 08/15/40	173	193
4.500% due 07/16/44	113	117	5.150% due 03/15/42	49	50
8.175% due 05/15/58	160	218	4.500% due 03/09/48	222	203
American Tower Trust I			Athene Global Funding
3.070% due 03/15/23 (Þ)	355	359	2.750% due 04/20/20 (Þ)	1,270	1,276
Amgen, Inc.			Bank of America Corp.
2.200% due 05/11/20	391	394	4.125% due 01/22/24	353	376
2.650% due 05/11/22	719	728	4.200% due 08/26/24	470	492
Series WI			4.000% due 01/22/25	244	251
4.663% due 06/15/51	305	332	3.248% due 10/21/27	652	636
Anadarko Petroleum Corp.
			3.824% due 01/20/28	1,155	1,179
6.950% due 06/15/19	670	725
			6.110% due 01/29/37	475	588
6.450% due 09/15/36	1,282	1,529
			4.875% due 04/01/44	208	235
6.600% due 03/15/46	92	114	Series GMTN
Anheuser-Busch InBev Finance, Inc.
			2.625% due 04/19/21	735	742
3.650% due 02/01/26	730	755
			3.593% due 07/21/28	351	352
4.900% due 02/01/46	896	1,008	Series L
Anheuser-Busch InBev Worldwide, Inc.
			3.950% due 04/21/25	550	563
3.750% due 01/15/22	800	850
4.439% due 10/06/48 (Þ)	200	211	Bank Series of America BKNT NA
Anthem, Inc.			6.000% due 10/15/36	560	706
2.250% due 08/15/19	405	408	Bank of New York Mellon Corp. (The)
3.125% due 05/15/22	725	746	2.600% due 08/17/20	1,225	1,247
Apache Corp.			2.200% due 08/16/23	570	557
6.900% due 09/15/18	220	232	Bank One Capital III
5.100% due 09/01/40	192	202	8.750% due 09/01/30	290	430
4.750% due 04/15/43	155	158	BankAmerica Capital III
Apollo Management Holdings, LP			1.874% due 01/15/27 (Ê)	105	99
4.400% due 05/27/26 (Þ)	495	514	Barrick NA Finance LLC
Apple, Inc.			4.400% due 05/30/21	290	313
2.850% due 05/11/24	839	849	Becton Dickinson and Co.
3.200% due 05/11/27	959	973	2.404% due 06/05/20	130	131
4.375% due 05/13/45	638	695	2.894% due 06/06/22	1,676	1,684
4.650% due 02/23/46	380	426	3.363% due 06/06/24	1,196	1,209
3.850% due 08/04/46	278	278	4.685% due 12/15/44	33	35
			Becton, Dickinson and Co.
Arrow Electronics, Inc.	51	51	4.669% due 06/06/47	30	31
3.875% due 01/12/28			Berkshire Hathaway Energy Co.
AT&T Corp.	415	582	5.150% due 11/15/43	228	271
8.250% due 11/15/31			Berkshire Hathaway Finance Corp.
AT&T, Inc.	835	845	1.300% due 08/15/19	474	471
3.000% due 06/30/22			Brighthouse Financial, Inc.
2.850% due 02/14/23	265	265
			3.700% due 06/22/27 (Þ)	1,190	1,179
3.600% due 02/17/23	756	782
			4.700% due 06/22/47 (Þ)	110	109
3.900% due 08/14/27	1,188	1,187	Burlington Northern Santa Fe LLC
4.500% due 05/15/35	1,575	1,535	4.900% due 04/01/44	125	146
5.250% due 03/01/37	851	892	3.900% due 08/01/46	250	255
4.900% due 08/14/37	700	697	Capital One Bank NA

4.300% due 12/15/42	56	51	Series BKNT
			2.250% due 02/13/19	780	783
4.750% due 05/15/46	125	120
4.550% due 03/09/49	1,252	1,150	Capital One Financial Corp.	350	353
			2.450% due 04/24/19

See accompanying notes which are an integral part of this quarterly report.

210 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.500% due 05/12/20	456	460	4.250% due 01/15/33	383	410
3.750% due 03/09/27	325	327	ConocoPhillips
Carlyle Holdings II Finance LLC			6.500% due 02/01/39	44	58
5.625% due 03/30/43 (Þ)	340	395	Consolidated Edison Co. of New York,
			Inc.
Caterpillar Financial Services Corp.			3.850% due 06/15/46	300	306
1.350% due 05/18/19	390	388
			Corporate Office Properties, LP
3.300% due 06/09/24	840	869
			3.700% due 06/15/21	815	837
CBS Corp.
3.375% due 02/15/28	248	244	Costco Wholesale Corp.
			3.000% due 05/18/27	680	680
7.875% due 07/30/30	72	100	Cox Communications, Inc.
4.600% due 01/15/45	340	350	3.250% due 12/15/22 (Þ)	365	366
Celgene Corp.			6.450% due 12/01/36 (Þ)	450	511
2.875% due 08/15/20	465	477
			4.600% due 08/15/47 (Þ)	183	183
5.000% due 08/15/45	224	255	Crown Castle International Corp.
CenterPoint Energy Resources Corp.			3.200% due 09/01/24	272	272
6.625% due 11/01/37	45	58
Charter Communications Operating LLC			3.650% due 09/01/27	112	112
			CSX Corp.
Capital / Charter Communications Operating			3.250% due 06/01/27	645	650
3.750% due 02/15/28 (Þ)	455	444	6.150% due 05/01/37	22	28
6.384% due 10/23/35	271	317	3.800% due 11/01/46	275	262

6.484% due 10/23/45	750	885	CVS Pass-Through Trust
Series WI			4.704% due 01/10/36 (Þ)	248	262

3.579% due 07/23/20	471	486	Series 2014
			4.163% due 08/11/36 (Þ)	262	265
4.908% due 07/23/25	695	747
			Darden Restaurants, Inc.
Church & Dwight Co. , Inc.			6.800% due 10/15/37	560	722
3.950% due 08/01/47	47	47
			Delmarva Power & Light Co.
Cigna Corp.			4.150% due 05/15/45	163	172
5.375% due 02/15/42	118	143
			Delta Air Lines, Inc.
Citibank NA			2.875% due 03/13/20	315	320
2.000% due 03/20/19	1,015	1,020
			Devon Energy Corp.
Series BKNT			5.600% due 07/15/41	93	101
2.100% due 06/12/20	371	372
			Devon Financing Co. LLC
Citigroup, Inc.			7.875% due 09/30/31	830	1,086
2.500% due 09/26/18	410	413	Diamond 1 Finance Corp. / Diamond 2
2.876% due 07/24/23	755	756	Finance Corp
3.875% due 03/26/25	415	420	5.450% due 06/15/23 (Þ)	1,160	1,277
4.400% due 06/10/25	253	265	6.020% due 06/15/26 (Þ)	1,035	1,156
4.600% due 03/09/26	285	302	8.100% due 07/15/36 (Þ)	60	76
3.200% due 10/21/26	412	402	8.350% due 07/15/46 (Þ)	1,234	1,614
4.450% due 09/29/27	1,005	1,058	Discovery Communications LLC
4.125% due 07/25/28	156	160	5.625% due 08/15/19	279	298
5.875% due 01/30/42	304	383	6.350% due 06/01/40	765	851
Citizens Financial Group, Inc.			Dominion Energy Gas Holdings LLC
2.375% due 07/28/21	555	553	2.500% due 12/15/19	156	157
Cleveland Clinic Foundation (The)			Dominion Energy, Inc.
4.858% due 01/01/14	129	134	2.962% due 07/01/19	498	507
Columbia Property Trust Operating			Dow Chemical Co. (The)
Partnership, LP			8.550% due 05/15/19	380	424
4.150% due 04/01/25	230	235	4.375% due 11/15/42	230	237
Comcast Corp.			Duke Energy Corp.
3.000% due 02/01/24	291	297	4.800% due 12/15/45	202	225
2.350% due 01/15/27	565	531

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 211

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.750% due 09/01/46	595	578	5.450% due 03/15/43	685	630
Duke Energy Progress LLC			GE Capital International Funding Co.

3.000% due 09/15/21	690	709	Unlimited Co
			4.418% due 11/15/35	585	634
4.200% due 08/15/45	170	184
			General Electric Co.

Eastman Chemical Co.			5.875% due 01/14/38	105	135
4.650% due 10/15/44	177	188
EI du Pont de Nemours & Co.			4.500% due 03/11/44	120	133

4.150% due 02/15/43	206	209	Series GMTN
Energy Transfer Partners, LP			6.875% due 01/10/39	169	244

6.625% due 10/15/36	347	398	General Mills, Inc.
			5.650% due 02/15/19	195	206
6.050% due 06/01/41	855	917
			General Motors Co.
5.300% due 04/15/47	123	122
			4.875% due 10/02/23	525	567
EnLink Midstream Partners, LP
			6.250% due 10/02/43	203	230
2.700% due 04/01/19	874	876
			5.200% due 04/01/45	265	265
4.150% due 06/01/25	390	391
			General Motors Financial Co. , Inc.
5.450% due 06/01/47	163	165
			2.400% due 05/09/19	835	838
Enterprise Products Operating LLC
			3.200% due 07/13/20	600	614
5.250% due 01/31/20	760	817
			3.200% due 07/06/21	955	971
4.450% due 02/15/43	186	187
			3.450% due 01/14/22	340	347
5.100% due 02/15/45	370	411
Series A			3.150% due 06/30/22	823	825

5.018% due 08/01/66 (Ê)	380	382	Georgia Power Co.
EOG Resources, Inc.			5.950% due 02/01/39	125	156

2.450% due 04/01/20	660	665	Georgia-Pacific LLC
ERAC USA Finance LLC			2.539% due 11/15/19 (Þ)	975	987
2.350% due 10/15/19 (Þ)	675	679	8.875% due 05/15/31	395	615
ERP Operating LP			Gilead Sciences, Inc.
3.250% due 08/01/27	395	394	2.550% due 09/01/20	1,015	1,036
Exelon Corp.			2.950% due 03/01/27	313	309
2.850% due 06/15/20	1,060	1,081	4.000% due 09/01/36	48	49
5.625% due 06/15/35	112	133	4.750% due 03/01/46	658	726
Farmers Exchange Capital III			GlaxoSmithKline Capital, Inc.
5.454% due 10/15/54 (Þ)	710	761	6.375% due 05/15/38	59	82
FedEx Corp.			Goldman Sachs Capital I
4.750% due 11/15/45	175	191	6.345% due 02/15/34	1,000	1,237
Fifth Third Bancorp			Goldman Sachs Group, Inc. (The)
2.600% due 06/15/22	936	936	2.625% due 01/31/19	255	258
Fifth Third Bank
Series BKNT			2.550% due 10/23/19	785	795

2.375% due 04/25/19	605	612	3.625% due 01/22/23	153	159
FirstEnergy Corp.			2.905% due 07/24/23	825	826
Series A			4.250% due 10/21/25	385	401
2.850% due 07/15/22	475	476		270	276
			3.750% due 02/25/26
FirstEnergy Transmission LLC
			6.750% due 10/01/37	560	736
5.450% due 07/15/44 (Þ)	168	196
Florida Power & Light Co.			6.250% due 02/01/41	118	155
5.950% due 02/01/38	175	230	4.800% due 07/08/44	320	355
Ford Motor Credit Co. LLC			4.750% due 10/21/45	134	149
2.551% due 10/05/18	770	776	Series GMTN
3.336% due 03/18/21	410	420	3.064% due 10/28/27 (Ê)	635	662

3.096% due 05/04/23	610	605	Government Properties Income Trust
Freeport-McMoRan, Inc.			4.000% due 07/15/22	410	410

4.550% due 11/14/24	440	430	Great Plains Energy, Inc.
			5.292% due 06/15/22	700	773

See accompanying notes which are an integral part of this quarterly report.

212 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Halliburton Co.			3.882% due 07/24/38	224	224
5.000% due 11/15/45	200	217	4.260% due 02/22/48	181	188

Harley-Davidson Financial Services, Inc.			KeyCorp
2.550% due 06/09/22 (Þ)	270	269	2.300% due 12/13/18	765	770
HCA, Inc.			Kimberly-Clark Corp.
5.500% due 06/15/47	885	923	3.900% due 05/04/47	550	560
Hess Corp.			Kinder Morgan Energy Partners, LP
4.300% due 04/01/27	560	556	4.150% due 02/01/24	244	252
7.300% due 08/15/31	89	105	6.950% due 01/15/38	187	226
Hewlett Packard Enterprise Co.
			5.500% due 03/01/44	170	178
2.850% due 10/05/18	375	380	Kinder Morgan, Inc.
4.400% due 10/15/22 (Þ)	1	1	5.300% due 12/01/34	245	254
6.200% due 10/15/35	1,335	1,450	5.550% due 06/01/45	385	413
Series WI			Series GMTN
4.400% due 10/15/22	265	283	7.800% due 08/01/31	201	257
6.350% due 10/15/45	141	151	KKR Group Finance Co. III LLC
Home Depot, Inc. (The)			5.125% due 06/01/44 (Þ)	875	942
5.950% due 04/01/41	195	256	Kohl's Corp.
4.250% due 04/01/46	265	283	5.550% due 07/17/45	825	773
HSBC Bank NA			Kraft Heinz Foods Co.
Series BKNT			4.875% due 02/15/25 (Þ)	1,095	1,179
5.875% due 11/01/34	575	714	6.875% due 01/26/39	195	253
Humana, Inc.			Series WI
3.850% due 10/01/24	765	804	2.800% due 07/02/20	555	566
Huntington National Bank (The)			Kroger Co. (The)
Series BKNT
			2.300% due 01/15/19	375	377
2.200% due 11/06/18	795	799
Intel Corp.			2.800% due 08/01/22	380	383
2.875% due 05/11/24	1,091	1,106	3.700% due 08/01/27	680	682
4.800% due 10/01/41	245	280	4.650% due 01/15/48	240	239

4.100% due 05/11/47	249	259	Land O' Lakes, Inc.
International Paper Co.			6.000% due 11/15/22 (Þ)	960	1,070
			Lehman Brothers Holdings Capital Trust
3.000% due 02/15/27	67	65	VII
8.700% due 06/15/38	310	458	5.857% due 11/29/49 (ƒ)(Ø)	1,450	—
ITC Holdings Corp.			Liberty Mutual Group, Inc.
5.300% due 07/01/43	74	86	4.850% due 08/01/44 (Þ)	206	224
Jersey Central Power & Light Co.			Lockheed Martin Corp.
7.350% due 02/01/19	194	208	2.500% due 11/23/20	991	1,009
4.700% due 04/01/24 (Þ)	476	518	3.350% due 09/15/21	325	340
John Deere Capital Corp.
			4.700% due 05/15/46	272	306
1.650% due 10/15/18	460	461	Lowe's Cos. , Inc.
1.950% due 06/22/20	242	243	3.100% due 05/03/27	470	472
Johnson & Johnson
			4.050% due 05/03/47	540	553
3.700% due 03/01/46	336	346	Marathon Oil Corp.
JPMorgan Chase & Co.
			4.400% due 07/15/27	330	336
2.250% due 01/23/20	550	554	Marathon Petroleum Corp.
3.875% due 09/10/24	605	628	6.500% due 03/01/41	157	185
3.300% due 04/01/26	340	341	McDonald's Corp.
4.250% due 10/01/27	290	306	4.875% due 12/09/45	235	264

3.625% due 12/01/27	108	108	McKesson Corp.
			2.284% due 03/15/19	720	726
3.782% due 02/01/28	355	364
			MeadWestvaco Corp.
6.400% due 05/15/38	390	523
			7.375% due 09/01/19	335	370

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 213

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Medtronic, Inc.			4.650% due 01/15/46	240	272
3.150% due 03/15/22	895	933	ONEOK Partners, LP
Series WI			6.850% due 10/15/37	139	170
4.625% due 03/15/45	138	157	Oracle Corp.
Mercury General Corp.			1.900% due 09/15/21	680	676
4.400% due 03/15/27	625	634	6.500% due 04/15/38	250	343
MetLife, Inc.
			4.000% due 07/15/46	160	163
10.750% due 08/01/39	820	1,370	PACCAR Financial Corp.
4.875% due 11/13/43	198	226	Series MTN
Microsoft Corp.			1.823% due 12/06/18 (Ê)	510	514
3.300% due 02/06/27	740	765	Pacific Gas & Electric Co.
3.500% due 02/12/35	414	421	4.750% due 02/15/44	107	124
3.700% due 08/08/46	250	247	PacifiCorp
3.950% due 08/08/56	47	48	2.950% due 02/01/22	465	478
Series 30Y			PECO Energy Co.
4.250% due 02/06/47	829	896	1.700% due 09/15/21	615	604
Morgan Stanley			PepsiCo, Inc.
2.625% due 11/17/21	219	220	4.250% due 10/22/44	25	26
2.750% due 05/19/22	580	581	3.450% due 10/06/46	200	189
			Pfizer, Inc.
2.713% due 10/24/23 (Ê)	1,175	1,198
			4.125% due 12/15/46	295	315
3.125% due 07/27/26	732	717	Philip Morris International, Inc.
3.591% due 07/22/28	965	968	1.625% due 02/21/19	675	675
3.971% due 07/22/38	248	248	6.375% due 05/16/38	196	257
6.375% due 07/24/42	238	316	PPL Electric Utilities Corp.
Series F			3.950% due 06/01/47	126	129
3.875% due 04/29/24	450	470	Praxair, Inc.
Series GMTN			3.200% due 01/30/26	910	931
5.500% due 07/24/20	270	295	Progress Energy, Inc.
3.750% due 02/25/23	890	929	7.050% due 03/15/19	118	127
MPLX LP			7.750% due 03/01/31	526	747
4.125% due 03/01/27	500	510	Public Service Co. of Oklahoma
Mutual of Omaha Insurance Co.			Series G
4.297% due 07/15/54 (Þ)	635	644	6.625% due 11/15/37	300	397
Mylan NV			QUALCOMM, Inc.
3.950% due 06/15/26	980	1,002	2.600% due 01/30/23	1,449	1,458
5.250% due 06/15/46	410	447	4.300% due 05/20/47	244	251
New York and Presbyterian Hospital			Reynolds American, Inc.
(The)			6.875% due 05/01/20	1,035	1,165
4.763% due 08/01/16	200	199	4.450% due 06/12/25	814	876
Newell Brands, Inc.
			8.125% due 05/01/40	465	670
5.000% due 11/15/23	890	954
			6.150% due 09/15/43	250	312
5.500% due 04/01/46	431	519
Newmont Mining Corp.			5.850% due 08/15/45	112	136
			Rockwell Collins, Inc.
6.250% due 10/01/39	150	189
NextEra Energy Capital Holdings, Inc.			3.200% due 03/15/24	801	817
			Roper Technologies, Inc.
2.700% due 09/15/19	352	357
			2.800% due 12/15/21	240	243
3.550% due 05/01/27	445	459	Sabine Pass Liquefaction LLC
Nissan Motor Acceptance Corp.
			6.250% due 03/15/22	465	528
2.150% due 07/13/20 (Þ)	475	476	Select Income REIT
2.650% due 07/13/22 (Þ)	653	656	4.250% due 05/15/24	460	458
Noble Energy, Inc.			Sempra Energy
5.250% due 11/15/43	455	478	9.800% due 02/15/19	1,235	1,380
Norfolk Southern Corp.

See accompanying notes which are an integral part of this quarterly report.

214 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.550% due 06/15/24	315	324	6.200% due 01/15/38	142	192
Sherwin-Williams Co.			United Technologies Corp.
2.250% due 05/15/20	705	710	3.125% due 05/04/27	1,305	1,321
2.750% due 06/01/22	477	483	4.500% due 06/01/42	280	306
3.450% due 06/01/27	16	16	UnitedHealth Group, Inc.
4.500% due 06/01/47	190	201	3.875% due 10/15/20	100	106
South Carolina Electric & Gas Co.			3.450% due 01/15/27	180	187
6.050% due 01/15/38	330	402	4.625% due 07/15/35	283	321
5.100% due 06/01/65	140	157	US Bancorp
Southern California Edison Co.			2.200% due 04/25/19	520	525
5.625% due 02/01/36	149	185	2.950% due 07/15/22	570	583
Series C			USF&G Capital III
3.600% due 02/01/45	295	289	8.312% due 07/01/46 (Þ)	445	590
Southern Co. (The)			Valero Energy Corp.
2.150% due 09/01/19	980	984	6.625% due 06/15/37	344	429
2.350% due 07/01/21	455	454	Verizon Communications, Inc.
3.250% due 07/01/26	580	577	5.150% due 09/15/23	615	685
Southern Natural Gas Co. LLC /			4.125% due 03/16/27	800	821
Southern Natural Issuing Corp.			4.400% due 11/01/34	355	349
4.400% due 06/15/21	440	467
			5.250% due 03/16/37	125	133
Southwest Airlines Co.
2.650% due 11/05/20	550	558	4.672% due 03/15/55	2,525	2,330
Sprint Spectrum Co. LLC / Sprint			Series WI
Spectrum Co II LLC / Sprint Spectrum			4.272% due 01/15/36	1,347	1,288
Co III LLC			4.862% due 08/21/46	149	146
Series A-1
			5.012% due 08/21/54	187	182
3.360% due 09/20/21 (Þ)	390	395
Sunoco Logistics Partners Operations,			Viacom, Inc.
LP			4.375% due 03/15/43	378	335
5.350% due 05/15/45	186	185	5.250% due 04/01/44	39	39
Tennessee Gas Pipeline Co. LLC			Virginia Electric & Power Co.

8.375% due 06/15/32	410	524	Series A
Teva Pharmaceutical Finance Co. LLC			6.000% due 05/15/37	213	275
6.150% due 02/01/36	335	398	Series B
Thermo Fisher Scientific, Inc.			2.950% due 11/15/26	695	687

2.400% due 02/01/19	280	282	Series C
Time Warner Cable LLC			4.000% due 11/15/46	895	923
			Volkswagen Group of America Finance
6.550% due 05/01/37	150	180	LLC
7.300% due 07/01/38	52	66	2.450% due 11/20/19 (Þ)	460	464
Time Warner, Inc.			Vulcan Materials Co.
4.750% due 03/29/21	1,075	1,162	4.500% due 06/15/47	261	267
6.250% due 03/29/41	205	251	Wachovia Capital Trust II
Toyota Motor Credit Corp.			1.804% due 01/15/27 (Ê)	615	578
1.550% due 10/18/19	714	711	Walgreens Boots Alliance, Inc.
Series GMTN			4.800% due 11/18/44	209	224
2.800% due 07/13/22	375	384	Wal-Mart Stores, Inc.
Travelers Cos. , Inc.			6.200% due 04/15/38	222	304
4.000% due 05/30/47	176	181	WEA Finance LLC / Westfield UK &
TTX Co.			Europe Finance PLC
2.250% due 02/01/19 (Þ)	323	324	2.700% due 09/17/19 (Þ)	460	465
Unilever Capital Corp.			WellPoint, Inc.
1.800% due 05/05/20	425	425	6.375% due 06/15/37	430	550
Union Pacific Corp.			Wells Fargo & Co.
4.050% due 11/15/45	270	281	2.125% due 04/22/19	1,165	1,173
United Parcel Service, Inc.

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 215

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.625% due 07/22/22	724	725	1.900% due 08/27/21	455	451
3.069% due 01/24/23	1,240	1,261	Bank of Nova Scotia
3.000% due 10/23/26	195	191	2.700% due 03/07/22	718	726
			Banque Federative du Credit Mutuel SA
3.584% due 05/22/28	455	462
			2.700% due 07/20/22 (Þ)	647	651
4.650% due 11/04/44	583	622	Barclays PLC
4.750% due 12/07/46	81	88	3.684% due 01/10/23	515	529
Series GMTN
			4.836% due 05/09/28	1,715	1,783
4.900% due 11/17/45	142	156	Barrick Gold Corp.
Welltower, Inc.
			4.100% due 05/01/23	281	304
6.500% due 03/15/41	100	126	BBVA Bancomer SA
Wesleyan University
			6.750% due 09/30/22 (Þ)	670	760
4.781% due 07/01/16	213	210	BHP Billiton Finance USA, Ltd.
Westlake Chemical Corp.
Series WI			5.000% due 09/30/43	70	83
			BOC Aviation, Ltd.
5.000% due 08/15/46	230	247
Williams Partners, LP			2.375% due 09/15/21 (Þ)	300	294
			BP Capital Markets PLC
3.600% due 03/15/22	675	695
			3.062% due 03/17/22	410	422
3.750% due 06/15/27	930	930
			3.216% due 11/28/23	520	534
6.300% due 04/15/40	218	256
			3.588% due 04/14/27	390	404
5.800% due 11/15/43	350	385	British Telecommunications PLC
5.100% due 09/15/45	61	63	9.125% due 12/15/30	124	189
Xcel Energy, Inc.			Canadian Natural Resources, Ltd.
2.600% due 03/15/22	398	401	2.950% due 01/15/23	342	343
		211,371	6.250% due 03/15/38	192	228
International Debt - 7.9%			Series GMTN
Actavis Funding SCS
			4.950% due 06/01/47	184	192
3.450% due 03/15/22	838	872	Canadian Pacific Railway Co.
Series WI
			4.800% due 09/15/35	260	292
4.850% due 06/15/44	255	281
ACWA Power Management and			CDP Financial, Inc.
Investments One, Ltd.			5.600% due 11/25/39 (Þ)	545	697
5.950% due 12/15/39 (Þ)	380	385	Cedar Funding III CLO, Ltd.
AerCap Ireland Capital, Ltd. / AerCap			Series 2014-3A Class A1
Global Aviation Trust			2.582% due 05/20/26 (Ê)(Þ)	1,800	1,810
Series WI			Cenovus Energy, Inc.
4.500% due 05/15/21	861	914	4.250% due 04/15/27 (Þ)	1,090	1,062
AIA Group, Ltd.			6.750% due 11/15/39	130	141
2.250% due 03/11/19 (Þ)	207	207	Commonwealth Bank of Australia
Alimentation Couche-Tard, Inc.			3.900% due 07/12/47 (Þ)	183	184
2.700% due 07/26/22 (Þ)	1,387	1,390	Deutsche Telekom International Finance

3.550% due 07/26/27 (Þ)	740	746	BV
America Movil SAB de CV			2.225% due 01/17/20 (Þ)	240	241
5.000% due 03/30/20	710	765	8.750% due 06/15/30	160	238

6.125% due 03/30/40	169	207	DP World, Ltd.
AstraZeneca PLC			6.850% due 07/02/37 (Þ)	100	121
2.375% due 11/16/20	840	851	Dryden 34 Senior Loan Fund
			Series 2017-34A Class AR
2.375% due 06/12/22	520	519
			2.464% due 10/15/26 (Ê)(Þ)	1,480	1,481
Baidu, Inc.			Dryden 37 Senior Loan Fund
2.875% due 07/06/22	465	467	Series 2015-37A Class A
3.625% due 07/06/27	375	375	2.180% due 04/15/27 (Ê)(Þ)	1,300	1,310
Bancolombia SA			Dryden 50 Senior Loan Fund
5.950% due 06/03/21	695	765	Series 2017-50A Class A1
Bank of Montreal			2.477% due 07/15/30 (Ê)(Þ)	1,475	1,475
2.100% due 12/12/19	410	412	Ecopetrol SA

See accompanying notes which are an integral part of this quarterly report.

216 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.125% due 01/16/25	1,060	1,049	5.375% due 03/13/22 (Þ)	970	1,033
Enbridge, Inc.			6.500% due 03/13/27 (Þ)	364	401
2.900% due 07/15/22	705	710	5.625% due 01/23/46	1,131	1,043
3.700% due 07/15/27	342	347	Province of Alberta Canada Revenue

5.500% due 12/01/46	48	55	Bond
Encana Corp.			2.200% due 07/26/22	320	320

6.500% due 05/15/19	89	95	Province of Manitoba
European Investment Bank			2.125% due 05/04/22	220	219

1.625% due 08/14/20	345	344	Province of Quebec
			2.500% due 04/20/26	390	384
2.375% due 05/24/27	210	208
			PT Pertamina (Persero)
Fortis, Series Inc. WI			4.300% due 05/20/23 (Þ)	560	583

3.055% due 10/04/26	705	685	Reckitt Benckiser Treasury Services PLC
Grupo Bimbo SAB de CV			2.375% due 06/24/22 (Þ)	975	972
			Republic of Chile Government
4.875% due 06/27/44 (Þ)	280	283	International Bond
HSBC Bank PLC
			3.860% due 06/21/47	243	245
7.650% due 05/01/25	385	479	Royal Bank of Canada
Series 1M			Series GMTN
1.750% due 06/29/49	820	672	2.125% due 03/02/20	1,466	1,473
HSBC Holdings PLC			Royal Bank of Scotland Group PLC
3.262% due 03/13/23	1,029	1,053	3.498% due 05/15/23	550	556
4.041% due 03/13/28	552	579	3.875% due 09/12/23	1,160	1,190
5.250% due 03/14/44	282	327	Schlumberger Investment SA
6.000% due 12/31/99	865	907	3.650% due 12/01/23	510	539
ING Bank NV			Seagate HDD Cayman
5.800% due 09/25/23 (Þ)	815	926	4.875% due 03/01/24 (Þ)	670	661
Kaupthing Bank HF			Shell International Finance BV
7.625% due 02/28/20 (Å)	1,210	—	2.125% due 05/11/20	340	343
5.750% due 10/04/20 (Å)	100	—	4.550% due 08/12/43	253	274
KfW			Shire Acquisitions Investments Ireland

1.625% due 05/29/20	640	639	DAC
Kuwait Government International Bond			1.900% due 09/23/19	1,055	1,054
2.750% due 03/20/22 (Þ)	193	194	2.400% due 09/23/21	1,070	1,065
			Siemens Financieringsmaatschappij NV
LCM Series LP 2016-22A Class A1			2.700% due 03/16/22 (Þ)	415	422
2.636% due 10/20/28 (Ê)(Þ)	1,307	1,322	Symphony CLO XVII, Ltd.
Series 2017-25A Class A			Series 2016-17A Class A1
2.524% due 07/20/30 (Ê)(Þ)	1,297	1,297	2.380% due 04/15/28 (Ê)(Þ)	1,500	1,509
Lukoil International Finance BV			Telefonica Emisiones SAU
6.125% due 11/09/20 (Þ)	690	750	4.103% due 03/08/27	320	334
LyondellBasell Industries NV			5.213% due 03/08/47	440	487
5.000% due 04/15/19	212	221	Tengizchevroil Finance Co. International, LTD.

Mexico Government International Bond			4.000% due 08/15/26 (Þ)	245	240
4.150% due 03/28/27	730	762
			Teva Pharmaceutical Finance
4.350% due 01/15/47	350	334	Netherlands III BV
Mondelez International Holdings
Netherlands BV			2.800% due 07/21/23	575	564
1.625% due 10/28/19 (Þ)	1,301	1,292	3.150% due 10/01/26	1,129	1,080
NXP BV / NXP Funding LLC			Toronto-Dominion Bank (The)
4.625% due 06/15/22 (Þ)	480	515	1.950% due 04/02/20 (Þ)	317	317

Panama Government International Bond			2.125% due 04/07/21	605	606
4.500% due 05/15/47	188	194	TransCanada PipeLines, Ltd.
Petroleos Mexicanos			7.250% due 08/15/38	150	209
5.500% due 01/21/21	749	803	UBS AG

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 217

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.200% due 06/08/20 (Þ)	315	317	Bear Stearns Adjustable Rate Mortgage
			Trust

UBS Group Funding Switzerland AG			Series 2005-2 Class A1
2.950% due 09/24/20 (Þ)	480	490
			2.920% due 03/25/35 (Ê)	411	415
3.491% due 05/23/23 (Þ)	410	421	Series 2005-5 Class A1

Uruguay Government International Bond			2.380% due 08/25/35 (Ê)	1,036	1,051
5.100% due 06/18/50	121	125	Bear Stearns Alternative-A Trust
Vale Overseas, Ltd.			Series 2005-4 Class 24A1
4.625% due 09/15/20	86	90	3.031% due 05/25/35 (Ê)	582	597
5.875% due 06/10/21	47	51	Citigroup Commercial Mortgage Trust
			Series 2013-GC17 Class A4
6.875% due 11/21/36	238	265
			4.131% due 11/10/46	139	150
6.875% due 11/10/39	168	187	Series 2014-GC19 Class A4
Validus Holdings, Ltd.
			4.023% due 03/10/47	825	883
8.875% due 01/26/40	590	850	Series 2014-GC25 Class AAB
Vodafone Group PLC
			3.371% due 10/10/47	1,015	1,059
5.450% due 06/10/19	400	426	Citigroup Mortgage Loan Trust, Inc.
7.875% due 02/15/30	450	613	Series 2005-2 Class 1A2A
6.250% due 11/30/32	345	424	3.131% due 05/25/35 (Ê)	699	715
Voya CLO, Ltd.			Series 2015-2 Class 5A1
2.757% due 10/20/27 (Ê)(Þ)	1,000	1,010	0.444% due 03/25/47 (Ê)(Þ)	470	460
Series 2017-2A Class A1R			Commercial Mortgage Trust

2.408% due 04/17/30 (Å)(Ê)	1,670	1,679	Series 2013-CR7 Class A4
		68,214	3.213% due 03/10/46	66	68

Mortgage-Backed Securities - 25.0%			Series 2013-CR8 Class A5
225 Liberty Street Trust			3.612% due 06/10/46	33	35
Series 2016-225L Class A			Series 2013-CR9 Class A4
3.597% due 02/10/36 (Þ)	235	244	4.375% due 07/10/45	170	185
7 WTC Depositor LLC Trust			Series 2013-CR11 Class A3
Series 2012-7WTC Class A			3.983% due 10/10/46	353	378
4.082% due 03/13/31 (Þ)	50	50	Series 2013-CR12 Class A4
A10 Bridge Asset Financing LLC Trust			4.046% due 10/10/46	965	1,035
Series 2017-AA Class B1
0.010% due 05/15/36 (Þ)	1,110	1,110	Series 2013-LC6 Class A4	177	180
Banc of America Commercial Mortgage			2.941% due 01/10/46
			Series 2015-3BP Class A
Series Trust 2007-3 Class AJ			3.178% due 02/10/35 (Þ)	5	5

5.730% due 06/10/49	35	35	Series 2015-PC1 Class A5
Banc of America Merrill Lynch			3.902% due 07/10/50	11	12
Commercial Mortgage Securities Trust			Series 2016-787S Class A
Series 2012-PARK Class A			3.545% due 02/10/36 (Þ)	235	243
2.959% due 12/10/30 (Þ)	340	347	Credit Suisse Commercial Mortgage
Banc of America Mortgage Securities,			Trust
Inc.			Series 2007-C5 Class A4
Series 2006-B Class 1A1			5.695% due 09/15/40	64	64
3.247% due 10/20/46 (Ê)	53	33	Credit Suisse First Boston Mortgage
Banc of America Mortgage Trust			Securities Corp.
Series 2004-D Class 2A2			Series 2003-27 Class 4A4
3.258% due 05/25/34 (Ê)	236	237	5.750% due 11/25/33	36	38
Bank of America Mortgage Securities,			CSAIL Commercial Mortgage Trust
Inc.			Series 2015-C2 Class XA
Series 2004-B Class 2A2			Interest Only
3.620% due 03/25/34 (Ê)	291	293	0.865% due 06/15/57	9,746	467
BCAP LLC Trust			Series 2016-C7 Class A5
Series 2011-R11 Class 15A1			3.502% due 11/15/49	167	171
3.037% due 10/26/33 (Å)(Ê)	764	772	DBJPM Mortgage Trust
Series 2011-R11 Class 20A5			Series 2016-C1 Class A4
3.069% due 03/26/35 (Ê)(Þ)	6	6	3.276% due 05/10/49	284	290

See accompanying notes which are an integral part of this quarterly report.

218 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Deutsche Mortgage Securities, Inc. Re-
			5.000% due 2035	116	128
REMIC Trust
Series 2007-WM1 Class A1			5.500% due 2035	23	25
4.078% due 06/27/37 (Ê)(Þ)	780	788	6.000% due 2035	259	295
Fannie Mae			5.500% due 2036	578	647
6.500% due 2018	2	1	6.500% due 2036	5	5
5.000% due 2019	14	15	3.500% due 2037	492	511
6.500% due 2019	5	5	5.000% due 2037	87	96
3.540% due 2020	407	426	5.500% due 2037	1,124	1,258
5.000% due 2020	24	25	6.000% due 2037	80	91
5.500% due 2020	147	150	6.500% due 2037	34	39
6.500% due 2020	3	3	5.000% due 2038	18	21
3.881% due 2021	737	786	5.500% due 2038	1,114	1,246
5.500% due 2021	10	10	4.500% due 2039	432	466
4.500% due 2023	97	104	5.000% due 2039	2	2
5.000% due 2023	37	40	6.000% due 2039	74	84
3.500% due 2025	78	82	4.000% due 2040	272	290
4.000% due 2025	162	170	4.500% due 2040	449	486
4.500% due 2025	13	14	5.500% due 2040	991	1,112
3.500% due 2026	399	416	3.500% due 2041	1,238	1,283
2.500% due 2027	26	26	4.000% due 2041	624	663
3.000% due 2027	642	662	4.500% due 2041	249	269
3.500% due 2027	60	62	5.000% due 2041	670	735
4.000% due 2027	247	259	5.500% due 2041	22	24
2.500% due 2028	1,588	1,611	3.000% due 2042	1,315	1,325
3.000% due 2028	235	242	3.500% due 2042	333	345
3.000% due 2029	355	366	4.000% due 2042	356	376
2.500% due 2030	296	300	3.000% due 2043	2,721	2,742
3.000% due 2030	244	251	3.500% due 2043	3,928	4,075
3.500% due 2030	287	300	4.000% due 2043	775	819
4.500% due 2030	42	45	4.500% due 2044	22	24
2.500% due 2031	101	102	3.000% due 2045	716	720
2.600% due 2031	330	312	3.500% due 2045	3,626	3,745
3.000% due 2031	193	199	4.000% due 2045	1,644	1,738
2.500% due 2032	369	373	3.000% due 2046	1,518	1,521
3.000% due 2032	133	137	3.500% due 2046	5,160	5,336
3.500% due 2032	35	36	4.000% due 2046	4,734	5,012
4.000% due 2032	48	51	4.500% due 2046	861	940
3.000% due 2033	477	488	3.000% due 2047	1,537	1,541
4.500% due 2033	38	41	3.500% due 2047	3,535	3,650
5.000% due 2033	285	314	4.000% due 2047	3,049	3,213
5.500% due 2033	210	234	4.500% due 2047	983	1,056
3.500% due 2034	428	448	15 Year TBA(Ï)
4.500% due 2034	16	17	2.500%	25	25
5.000% due 2034	84	92	3.000%	1,815	1,867

5.500% due 2034	512	573	30 Year TBA(Ï)
6.000% due 2034	79	90	3.000%	2,875	2,880
			3.500%	4,875	5,018
4.500% due 2035	693	753
			4.000%	6,220	6,548

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 219

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

4.500%	2,045	2,196	6.500% due 2029	5	5

Fannie Mae Connecticut Avenue
			3.500% due 2030	252	265

Securities
Series 2014-C04 Class 1M2			2.500% due 2031	235	237

5.346% due 11/25/24 (Ê)	1,256	1,449	2.500% due 2032	387	391

Fannie Mae Grantor Trust			3.000% due 2032	145	149

Series 2002-T5 Class A1
			3.500% due 2032	134	140
0.410% due 05/25/32 (Ê)	167	165
Fannie Mae REMIC Trust			5.500% due 2032	106	120
Series 2004-W12 Class 1A1			6.000% due 2032	15	17

6.000% due 07/25/44	311	358	7.500% due 2032	11	12

Series 2004-W12 Class 1A3			5.500% due 2033	43	48

7.000% due 07/25/44	793	933
			5.000% due 2034	294	324

Fannie Mae REMICS
Series 1999-56 Class Z			5.500% due 2034	42	47

7.000% due 12/18/29	56	63	5.500% due 2035	74	82

Series 2005-35 Class DZ			5.500% due 2036	55	61

5.000% due 04/25/35	85	92	6.000% due 2036	25	29

Series 2005-117 Class LC
			5.000% due 2037	4	4
5.500% due 11/25/35	305	325
Series 2009-96 Class DB			5.500% due 2037	7	7

4.000% due 11/25/29	537	570	6.000% due 2037	48	55

Series 2010-114 Class BA			5.000% due 2038	2	3

4.000% due 07/25/39	3	3	5.500% due 2038	42	47

Series 2016-8 Class FA			6.000% due 2038	55	61

1.221% due 03/25/46 (Ê)	2,329	2,339
			4.500% due 2039	152	163

Series 2017-6 Class PA
			5.500% due 2039	12	14
3.500% due 06/25/46	2,456	2,554
Series 2017-20 Class PA			4.000% due 2040	1,352	1,442

3.000% due 08/25/44	501	512	4.500% due 2040	839	911

Series 2017-41 Class MD			5.000% due 2040	14	16

4.000% due 05/25/53	428	453	5.500% due 2040	8	9

Fannie Mae Whole Loan
Series 2003-W5 Class A			4.000% due 2041	87	91

0.390% due 04/25/33 (Ê)	26	25	4.500% due 2041	418	449
Federal Home Loan Mortgage Corp.			5.000% due 2041	91	100

Multifamily Structured Pass-Through			5.500% due 2041	374	419

Certificates
Series 2016-K056 Class A2			3.000% due 2042	303	304

2.525% due 05/25/26	1,620	1,596	3.500% due 2042	212	220

Federal Housing Authority Trust			4.000% due 2042	455	483

7.430% due 06/27/21	16	16	3.000% due 2043	1,732	1,744

Freddie Mac
			3.500% due 2043	3,158	3,279
4.500% due 2019	7	7
			4.000% due 2043	80	85
5.000% due 2019	15	15
			4.500% due 2043	360	390
6.000% due 2022	2	3
			3.500% due 2044	203	210
4.000% due 2024	62	66
			4.000% due 2044	1,109	1,180
5.500% due 2024	34	36
			4.500% due 2044	6	6
6.500% due 2025	2	2
			3.000% due 2045	63	63
3.000% due 2026	87	89
			3.500% due 2045	1,301	1,346
5.000% due 2027	1	1
			4.000% due 2045	2,498	2,651
6.500% due 2027	—	—
			4.500% due 2045	65	69
5.000% due 2028	82	89
			3.000% due 2046	1,847	1,851
6.000% due 2028	104	116
			3.500% due 2046	1,904	1,966
6.500% due 2028	7	8

See accompanying notes which are an integral part of this quarterly report.

220 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 2046	1,831	1,938	4.000% due 05/15/29	46	47
3.000% due 2047	2,122	2,127	Series 2012-3989 Class BW
3.500% due 2047	844	873	3.500% due 01/15/27	3,180	3,360
			Series 2012-4019 Class JD
4.000% due 2047	1,310	1,381
15 Year TBA(Ï)			3.000% due 05/15/41	338	346
			Series 2016-4628 Class PF
3.000%	150	154
			1.267% due 11/15/46 (Ê)	2,168	2,187
3.500%	35	37	Series 2017-4664 Class GA
30 Year TBA(Ï)
			3.500% due 09/15/43	444	461
3.000%	1,120	1,122	Series 2017-4673 Class HA
3.500%	2,385	2,457	3.500% due 11/15/43	395	409
4.000%	3,250	3,424	Freddie Mac Strips

4.500%	250	268	Series 2012-271 Class 30
Freddie Mac Multifamily Structured			3.000% due 08/15/42	1,248	1,242
Pass-Through Certificates			Freddie Mac Structured Agency Credit
Series 2013-K024 Class A2			Risk Debt Notes

2.573% due 09/25/22	1,850	1,878	Series 2015-DN1 Class M3
Series 2013-K029 Class A2			4.331% due 01/25/25 (Ê)	1,238	1,340
3.320% due 02/25/23	1,760	1,849	Ginnie Mae
			Series 2004-93 Class PC

Series 2015-K045 Class A2			5.000% due 04/16/34	386	394
3.023% due 01/25/25	1,240	1,279	Ginnie Mae I
Series 2015-K046 Class A2
			9.000% due 2025	5	5
3.205% due 03/25/25	480	501
Series 2015-K047 Class A2			7.000% due 2031	21	22
3.329% due 05/25/25	930	977	7.000% due 2033	1	1
Series 2015-K048 Class A2			3.000% due 2042	69	70
3.284% due 06/25/25	1,570	1,645	3.000% due 2043	172	175
Series 2015-K049 Class A2
			3.500% due 2043	131	136
3.010% due 08/25/25	1,800	1,849	Ginnie Mae II
Series 2015-K051 Class A2
			7.500% due 2032	1	2
3.308% due 09/25/25	1,040	1,090
Series 2016-K053 Class A2			5.500% due 2039	87	95

2.995% due 12/25/25	1,745	1,787	4.000% due 2040	33	36
Series 2016-K057 Class A2			4.000% due 2041	209	222
2.570% due 07/25/26	1,030	1,017	4.500% due 2041	684	733
Series 2017-K725 Class A2			5.500% due 2041	11	12
3.002% due 01/25/24	415	430	3.000% due 2042	155	158
Series 2017-K726 Class A2
			3.500% due 2042	568	592
2.905% due 04/25/24	362	371
Freddie Mac Reference REMIC			4.000% due 2042	654	691
Series 2006-R006 Class ZA			4.500% due 2042	317	340
6.000% due 04/15/36	806	916	3.000% due 2043	300	306
Series 2006-R007 Class ZA			3.500% due 2043	1,011	1,055
6.000% due 05/15/36	478	539
Freddie Mac REMICS			4.000% due 2043	234	248
Series 2002-2533 Class Z			4.000% due 2044	247	261
5.500% due 12/15/32	1,026	1,155	3.000% due 2045	392	399
Series 2006-3123 Class HT			3.500% due 2045	1,209	1,258
5.000% due 03/15/26	324	347	4.000% due 2045	249	263
Series 2010-3629 Class CZ
			3.000% due 2046	1,397	1,419
5.000% due 01/15/40	79	87
Series 2010-3632 Class PK			3.500% due 2046	647	672
5.000% due 02/15/40	296	322	3.000% due 2047	1,222	1,241
Series 2010-3653 Class B			3.500% due 2047	966	1,005
4.500% due 04/15/30	729	793	4.000% due 2047	339	358
Series 2011-3954 Class HU

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 221

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 2047	24	25	Series 2013-C10 Class A4
30 Year TBA(Ï)			4.218% due 07/15/46	92	99
3.000%	4,035	4,093	Series 2013-C12 Class A4
3.500%	3,830	3,979	4.259% due 10/15/46	153	166
			Series 2014-C14 Class A4
4.000%	3,205	3,375
			3.787% due 02/15/47	165	174
4.500%	655	696	Series 2014-C14 Class A5
Grace Mortgage Trust
Series 2014-GRCE Class A			4.064% due 02/15/47	52	56
			Series 2015-C20 Class A4
3.369% due 06/10/28 (Þ)	456	475
GS Mortgage Securities Corp. II			3.249% due 02/15/48	181	184
Series 2013-GC16 Class A4			Series 2015-C24 Class A4
4.271% due 11/10/46	10	11	3.732% due 05/15/48	945	993
Series 2015-GC30 Class A4			Series 2016-C31 Class A1
3.382% due 05/10/50	27	28	1.511% due 11/15/21	463	458
GS Mortgage Securities Trust			Morgan Stanley Capital I Trust
Series 2012-SHOP Class A			Series 2007-IQ16 Class AM
2.933% due 06/05/31 (Þ)	553	562	6.277% due 12/12/49	1,385	1,391
Series 2013-GC12 Class A4			Series 2007-T27 Class B
3.135% due 06/10/46	63	65	5.915% due 06/11/42 (Þ)	1,274	1,421
HarborView Mortgage Loan Trust			Series 2014-CPT Class A
Series 2004-4 Class 3A			3.350% due 07/13/29 (Þ)	456	474
1.281% due 06/19/34 (Ê)	46	44	MSCG Trust
Hilton USA Trust			Series 2015-ALDR Class A2
Series 2016-HHV Class D			3.577% due 06/07/35 (Þ)	310	309
4.194% due 11/05/38 (Þ)	2,271	2,251	OBP Depositor LLC Trust
Series 2016-SFP Class A			Series 2010-OBP Class A
2.828% due 11/05/35 (Þ)	261	262	4.646% due 07/15/45 (Þ)	230	245
JPMBB Commercial Mortgage Securities			One Market Plaza Trust
Trust			Series 2017-1MKT Class C
Series 2016-C1 Class A5			4.016% due 02/10/32 (Þ)	1,133	1,182
3.576% due 03/15/49	85	88	Series 2017-1MKT Class D
JPMorgan Chase Commercial Mortgage			4.146% due 02/10/32 (Þ)	797	817
Securities Trust			RBS Commercial Funding, Inc. Trust
Series 2004-LN2 Class B			Series 2013-GSP Class A
5.255% due 07/15/41	500	494	3.834% due 01/13/32 (Þ)	235	249
JPMorgan Chase Commercial Mortgage			Sequoia Mortgage Trust
Trust			Series 2013-2 Class A
Series 2017-JP5 Class A5
			1.874% due 02/25/43	304	288
3.723% due 03/15/50	109	115	Series 2013-4 Class A1
JPMorgan Mortgage Trust
Series 2003-A2 Class 3A1			2.325% due 04/25/43	277	267

2.503% due 11/25/33 (Ê)	123	117	Series 2013-6 Class A1
Series 2005-A1 Class 6T1			2.500% due 05/25/43	460	448

3.089% due 02/25/35 (Ê)	220	218	Series 2013-6 Class A2
Series 2005-A3 Class 4A1			3.000% due 05/25/43	454	452
			Structured Adjustable Rate Mortgage
2.658% due 06/25/35 (Ê)	91	91	Loan Trust
Series 2015-3 Class A5			Series 2004-6 Class 1A
3.500% due 05/25/45 (Þ)	567	582	2.358% due 06/25/34 (Ê)	213	210
Series 2017-1 Class A4			Series 2004-12 Class 7A3
3.500% due 01/25/47 (Þ)	620	636	2.694% due 09/25/34 (Ê)	67	68
Series 2017-2 Class A5			Structured Asset Securities Corp.
3.500% due 05/25/47 (Þ)	324	332	Mortgage Pass-Through Certificates
LB-UBS Commercial Mortgage Trust			Series 2003-34A Class 5A4
Series 2007-C6 Class AM			2.956% due 11/25/33 (Ê)	684	693
6.114% due 07/15/40	880	880	Towd Point Mortgage Trust
Morgan Stanley Bank of America Merrill			Series 2017-3 Class A1
Lynch Trust			2.750% due 06/25/57 (Þ)	887	895

See accompanying notes which are an integral part of this quarterly report.

222 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
WaMu Mortgage Pass-Through			State of California General Obligation
Certificates Trust			Unlimited
Series 2003-AR10 Class A7			7.300% due 10/01/39	305	450
2.669% due 10/25/33 (Ê)	239	244	State of Illinois General Obligation
Series 2004-AR1 Class A			Unlimited
3.076% due 03/25/34 (Ê)	1,105	1,122	5.877% due 03/01/19	335	349
Series 2005-AR2 Class 2A21					4,452
0.855% due 01/25/45 (Ê)	406	396	United States Government Agencies - 0.6%
Series 2005-AR13 Class A1A1			Fannie Mae
0.815% due 10/25/45 (Ê)	1,331	1,320	1.500% due 07/30/20	175	174
Series 2006-AR1 Class 2A1A			1.600% due 12/24/20	1,205	1,197
1.577% due 01/25/46 (Ê)	708	700	2.000% due 01/05/22	50	50
Wells Fargo Commercial Mortgage Trust			2.625% due 09/06/24	449	462
Series 2015-NXS3 Class A4
3.617% due 09/15/57	35	36	2.125% due 04/24/26	20	20
Series 2015-SG1 Class A4			7.250% due 05/15/30	230	343
3.789% due 12/15/47	181	190	6.625% due 11/15/30	100	143
Series 2016-LC25 Class A4			Federal Home Loan Banks
3.640% due 12/15/59	516	539	0.875% due 10/01/18	175	174
Series 2017-RB1 Class A5			1.250% due 01/16/19	225	225
3.635% due 03/15/50	116	121	1.375% due 03/18/19	100	100
Wells Fargo Mortgage Backed Securities
Trust			0.875% due 08/05/19	200	198
Series 2003-J Class 1A9			1.375% due 11/15/19	25	25
2.612% due 10/25/33 (Ê)	716	721	1.875% due 11/29/21	20	20
Series 2005-AR10 Class 2A4			Freddie Mac
2.652% due 06/25/35 (Ê)	30	31	1.500% due 01/17/20	100	100
Series 2006-AR8 Class 1A3
			1.375% due 04/20/20	75	75
3.111% due 04/25/36 (Ê)	372	368
WFRBS Commercial Mortgage Trust			2.375% due 01/13/22	837	856
Series 2013-C14 Class A4			6.250% due 07/15/32	424	601
3.073% due 06/15/46	162	166	Tennessee Valley Authority
Series 2013-C14 Class A5			6.150% due 01/15/38	345	493
3.337% due 06/15/46	16	17	Series A
Series 2014-C21 Class XA			2.875% due 02/01/27	100	103
Interest Only STRIP					5,359
1.316% due 08/15/47	7,740	429	United States Government Treasuries - 29.7%
WinWater Mortgage Loan Trust			United States Treasury Inflation Indexed
Series 2014-1 Class A1			Bonds
3.918% due 06/20/44 (Þ)	985	1,016	2.125% due 01/15/19	3,534	3,645
Series 2014-1 Class A2			0.125% due 04/15/19	4,334	4,340
3.500% due 06/20/44 (Þ)	699	713	0.125% due 07/15/22	468	471
		216,246	0.375% due 07/15/23	5,116	5,178
Municipal Bonds - 0.5%
Missouri Health & Educational Facilities			0.125% due 07/15/24	551	545
Authority Revenue Bonds			0.375% due 07/15/25	1,290	1,289
3.652% due 08/15/57	135	133	3.875% due 04/15/29	3,684	5,022
Municipal Electric Authority of Georgia
Revenue Bonds			2.125% due 02/15/40	2,293	2,851
6.637% due 04/01/57	990	1,272	2.125% due 02/15/41	808	1,009
			United States Treasury Notes
7.055% due 04/01/57	1,410	1,695
New Jersey Transportation Trust Fund			1.250% due 10/31/18	200	200
Authority Revenue Bonds			1.750% due 10/31/18	1,500	1,509
5.754% due 12/15/28	305	334	1.375% due 12/31/18	1,400	1,401
San Diego Tobacco Settlement Revenue
Funding Corp. Revenue Bonds			1.125% due 01/15/19	1,425	1,421
7.125% due 06/01/32	195	219	2.750% due 02/15/19	1,105	1,129

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 223

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.375% due 02/28/19	1,715	1,717	1.750% due 05/15/22	2,280	2,273
1.500% due 02/28/19	500	501	1.750% due 05/31/22	2,915	2,905
1.500% due 03/31/19	6,935	6,956	1.750% due 06/30/22	3,017	3,005
0.875% due 04/15/19	2,455	2,436	1.875% due 07/31/22	1,553	1,556
1.250% due 04/30/19	4,220	4,213	1.875% due 10/31/22	150	150
1.250% due 05/31/19	997	995	1.625% due 11/15/22	340	336
0.875% due 06/15/19	1,350	1,338	2.125% due 12/31/22	3,460	3,498
1.250% due 06/30/19	2,411	2,406	1.750% due 01/31/23	2,862	2,836
1.625% due 06/30/19	2,600	2,614	2.000% due 02/15/23	3,600	3,613
1.375% due 07/31/19	1,124	1,124	1.500% due 02/28/23	5,130	5,012
3.625% due 08/15/19	365	382	1.500% due 03/31/23	1,975	1,928
1.125% due 03/31/20	250	248	1.750% due 05/15/23	1,000	988
1.375% due 03/31/20	2,330	2,325	1.375% due 06/30/23	4,672	4,514
1.125% due 04/30/20	1,020	1,011	6.250% due 08/15/23	810	1,008
1.500% due 05/15/20	1,824	1,825	1.375% due 08/31/23	3,974	3,831
8.750% due 05/15/20	2,500	2,997	2.125% due 11/30/23	1,000	1,006
1.375% due 05/31/20	750	748	2.750% due 02/15/24	315	328
1.500% due 06/15/20	1,750	1,750	2.125% due 02/29/24	2,340	2,349
1.500% due 07/15/20	59	59	2.000% due 04/30/24	1,328	1,321
1.625% due 07/31/20	2,040	2,046	2.500% due 05/15/24	75	77
2.625% due 08/15/20	7,182	7,417	2.000% due 05/31/24	143	142
1.375% due 08/31/20	5,767	5,740	2.000% due 06/30/24	1,177	1,169
2.125% due 08/31/20	7,849	7,989	2.375% due 08/15/24	5,600	5,699
1.375% due 09/30/20	120	119	2.250% due 11/15/24	1,000	1,008
1.375% due 10/31/20	8,232	8,179	2.000% due 02/15/25	1,655	1,637
1.750% due 10/31/20	6,138	6,173	6.000% due 02/15/26	365	473
1.625% due 11/30/20	4,882	4,887	1.625% due 05/15/26	1,851	1,759
1.375% due 01/31/21	4,282	4,246	1.500% due 08/15/26	584	548
3.625% due 02/15/21	1,000	1,069	2.250% due 02/15/27	1,000	997
1.250% due 03/31/21	250	246	1.625% due 05/15/27	1,165	1,110
2.250% due 03/31/21	500	511	2.375% due 05/15/27	6,217	6,263
1.375% due 04/30/21	1,250	1,237	6.125% due 11/15/27	35	47
8.125% due 05/15/21	300	371	5.250% due 11/15/28	50	64
1.125% due 06/30/21	2,490	2,436	5.250% due 02/15/29	2,200	2,839
2.125% due 06/30/21	750	762	6.125% due 08/15/29	2,076	2,890
1.125% due 07/31/21	5,001	4,888	6.250% due 05/15/30	2,000	2,847
2.125% due 08/15/21	4,950	5,029	5.375% due 02/15/31	565	758
2.000% due 08/31/21	1,500	1,516	4.500% due 02/15/36	720	925
1.125% due 09/30/21	762	743	4.750% due 02/15/37	3,119	4,134
1.250% due 10/31/21	565	553	5.000% due 05/15/37	620	846
8.000% due 11/15/21	1,250	1,573	4.375% due 02/15/38	150	190
2.000% due 12/31/21	947	956	4.500% due 05/15/38	75	97
2.125% due 12/31/21	860	873	4.625% due 02/15/40	50	66
1.500% due 01/31/22	325	321	4.375% due 05/15/40	865	1,097
1.875% due 03/31/22	1,753	1,758	3.875% due 08/15/40	1,240	1,467
1.750% due 04/30/22	200	199	3.750% due 08/15/41	400	465
1.875% due 04/30/22	640	642	2.750% due 08/15/42	2,875	2,820

See accompanying notes which are an integral part of this quarterly report.

224 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
2.750% due 11/15/42	875	858	5.250% due 12/06/17	310		314
3.125% due 02/15/43	1,195	1,253	Honda Auto Receivables Trust
			Series 2015-4 Class A2
2.875% due 05/15/43	710	711
			0.820% due 07/23/18	57		57
3.625% due 08/15/43	1,525	1,741	Kraft Heinz Foods Co.
3.750% due 11/15/43	2,950	3,441	Series WI
2.500% due 02/15/45	6,975	6,454	2.000% due 07/02/18	288		289

2.875% due 08/15/45	774	772	Lehman Brothers Holdings, Inc.
			6.750% due 12/28/17 (Ø)	990		—
2.500% due 02/15/46	2,133	1,968	NextEra Energy Capital Holdings, Inc.
2.250% due 08/15/46	4,435	3,866	Series F
2.875% due 11/15/46	2,865	2,853	2.056% due 09/01/17	846		846
3.000% due 02/15/47 (§)	8,513	8,694	ONEOK Partners LP
3.000% due 05/15/47	904	924	2.000% due 10/01/17	171		171
			Reynolds American, Inc.
Total Long-Term Investments		256,560	2.300% due 06/12/18	594		597
			Sky PLC
(cost $809,896)		814,557	6.100% due 02/15/18 (Þ)	945		967
			Teva Pharmaceutical Finance
Short-Term Investments - 9.7%			Netherlands III BV
AbbVie, Inc.			1.400% due 07/20/18	796		793
1.800% due 05/14/18	604	605	Thomson Reuters Corp.
Aetna, Inc.			1.650% due 09/29/17	720		720
1.700% due 06/07/18	125	125	TransCanada PipeLines, Ltd.
Anthem, Inc.			1.625% due 11/09/17	68		68
1.875% due 01/15/18	810	811	Tyco Electronics Group SA
Assurant, Inc.			6.550% due 10/01/17	705		711
2.500% due 03/15/18	780	785	U. S. Cash Management Fund	47,985,542	(8)	47,992
BB&T Corp.			United States Treasury Notes
2.050% due 06/19/18	825	828	0.875% due 01/15/18	6,045		6,037
Berkshire Hathaway Finance Corp.			0.750% due 04/15/18	3,500		3,489
1.450% due 03/07/18	485	485	0.875% due 05/31/18	1,931		1,925
Canadian Natural Resources, Ltd.
			0.625% due 06/30/18	6,500		6,466
5.900% due 02/01/18	240	245
Capital One Bank NA			0.750% due 07/31/18	4,550		4,527
Series BKNT			Voya Financial, Inc.
1.650% due 02/05/18	730	730	2.900% due 02/15/18	465		468
Cardinal Health, Inc.			WEC Energy Group, Inc.
1.950% due 06/15/18	1,070	1,073	1.650% due 06/15/18	440		440
Commonwealth Edison Co.			Total Short-Term Investments
5.800% due 03/15/18	315	323	(cost $84,600)			83,584
Fannie Mae
5.000% due 12/01/17	2	2	Total Investments 103.9%
			(identified cost $894,496)			898,141
5.500% due 01/01/18	12	12
6.500% due 06/01/18	1	—
5.000% due 07/01/18	3	3	Other Assets and Liabilities,
			Net - (3.9%)			(33,367)
6.500% due 07/01/18	1	1
Federal Home Loan Bank Discount			Net Assets - 100.0%			864,774
Notes
0.512% due 08/02/17	390	390
0.956% due 08/16/17	275	275
Freddie Mac
5.000% due 01/01/18	2	2
4.500% due 06/01/18	11	11
General Electric Co.

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 225

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.3%
BCAP LLC Trust	11/26/13	764,045	104.00	795	772
Kaupthing Bank HF	02/17/16	1,210,000	—	—	—
Kaupthing Bank HF	02/17/16	100,000	—	—	—
Voya CLO, Ltd.	03/31/17	1,670,000	100.04	1,671	1,679
					2,451
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	449	AUD	57,901	09/17	(780)
Euro-Bobl Futures	96	EUR	13,079	09/17	333
United States 2 Year Treasury Note Futures	97	USD	20,985	09/17	(1)
United States 5 Year Treasury Note Futures	491	USD	58,012	09/17	(1)
United States 10 Year Treasury Note Futures	636	USD	80,067	09/17	41
United States Long Bond Futures	19	USD	2,906	09/17	(22)
United States Ultra Treasury Bond Futures	13	USD	2,050	09/17	(38)
Short Positions
Euro-Bund Futures	287	EUR	46,480	09/17	815
United Kingdom Long Gilt Futures	247	GBP	31,127	09/17	553
United States 2 Year Treasury Note Futures	35	USD	7,572	09/17	(1)
United States 10 Year Treasury Note Futures	50	USD	6,295	09/17	27
United States Long Bond Futures	32	USD	4,895	09/17	8
United States Ultra Treasury Bond Futures	88	USD	13,946	09/17	(88)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					846

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	55	BRL	187	08/23/17	4
Bank of America	USD	1,034	BRL	3,267	08/23/17	9
Bank of America	USD	26	CZK	584	08/23/17	1
Bank of America	USD	45	CZK	1,047	08/23/17	3
Bank of America	USD	2,135	CZK	50,630	08/23/17	167
Bank of America	USD	23	HUF	6,261	08/23/17	1
Bank of America	USD	39	HUF	10,686	08/23/17	3
Bank of America	USD	2,122	HUF	590,536	08/23/17	181
Bank of America	USD	1	IDR	8,537	08/23/17	—
Bank of America	USD	51	MXN	900	08/23/17	(1)
Bank of America	USD	89	MXN	1,630	08/23/17	2
Bank of America	USD	1,033	MXN	19,608	08/23/17	65
Bank of America	USD	2,119	PLN	8,036	08/23/17	116
Bank of America	USD	1	RUB	86	08/23/17	—
Bank of America	USD	1,026	RUB	59,087	08/23/17	(42)
Bank of America	USD	10	TRY	35	08/23/17	—
Bank of America	USD	19	TRY	69	08/23/17	—
Bank of America	USD	1,019	TRY	3,714	08/23/17	29
Bank of America	USD	2,037	TRY	7,429	08/23/17	58
Bank of America	USD	1,041	ZAR	13,867	08/23/17	8

See accompanying notes which are an integral part of this quarterly report.

226 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	BRL	374	USD	111	08/23/17	(9)
Bank of America	BRL	6,534	USD	2,069	08/23/17	(18)
Bank of America	CZK	1,167	USD	51	08/23/17	(2)
Bank of America	CZK	2,094	USD	89	08/23/17	(6)
Bank of America	CZK	25,315	USD	1,067	08/23/17	(83)
Bank of America	HUF	12,523	USD	47	08/23/17	(2)
Bank of America	HUF	21,373	USD	78	08/23/17	(6)
Bank of America	HUF	295,268	USD	1,061	08/23/17	(90)
Bank of America	IDR	27,648,015	USD	2,061	08/23/17	(11)
Bank of America	MXN	450	USD	25	08/23/17	—
Bank of America	MXN	815	USD	45	08/23/17	(1)
Bank of America	MXN	39,216	USD	2,065	08/23/17	(129)
Bank of America	PLN	120	USD	33	08/23/17	(1)
Bank of America	PLN	255	USD	67	08/23/17	(4)
Bank of America	RUB	172	USD	3	08/23/17	—
Bank of America	RUB	118,174	USD	2,052	08/23/17	84
Bank of America	TRY	53	USD	15	08/23/17	—
Bank of America	TRY	106	USD	29	08/23/17	—
Bank of America	TWD	165	USD	5	08/23/17	—
Bank of America	TWD	31,244	USD	1,041	08/23/17	6
Bank of America	ZAR	578	USD	44	08/23/17	1
Bank of Montreal	USD	1,769	AUD	2,232	08/23/17	16
Bank of Montreal	AUD	5,500	SEK	35,715	08/28/17	31
Bank of Montreal	AUD	8,929	USD	6,977	08/23/17	(164)
Bank of Montreal	NOK	28,475	USD	3,500	08/23/17	(123)
Citibank	USD	3,499	JPY	391,041	08/23/17	51
Citibank	USD	1,733	NZD	2,358	08/23/17	36
Citibank	USD	6,956	SEK	57,645	08/23/17	192
Citibank	DKK	11,242	USD	1,754	08/23/17	(38)
Citibank	JPY	482,597	EUR	3,700	08/28/17	4
Citibank	JPY	782,081	USD	6,943	08/23/17	(157)
Citibank	SEK	14,411	USD	1,748	08/23/17	(39)
Commonwealth Bank of Australia	USD	3,507	EUR	3,024	08/23/17	76
Commonwealth Bank of Australia	USD	7,014	EUR	6,047	08/23/17	153
Royal Bank of Canada	USD	3,488	GBP	2,666	08/23/17	32
Royal Bank of Canada	USD	6,863	ILS	24,429	08/23/17	2
Royal Bank of Canada	ILS	12,214	USD	3,432	08/23/17	(1)
State Street	USD	82	BRL	264	08/23/17	2
State Street	USD	4	HKD	31	08/23/17	—
State Street	USD	2	IDR	23,677	08/23/17	—
State Street	USD	32	MYR	136	08/23/17	—
State Street	USD	48	RUB	2,896	08/23/17	—
State Street	USD	9	SGD	12	08/23/17	—
State Street	USD	15	SGD	21	08/23/17	—
State Street	USD	2,089	SGD	2,915	08/23/17	63
State Street	USD	—	TWD	13	08/23/17	—
State Street	USD	33	ZAR	432	08/23/17	(1)
State Street	BRL	132	USD	41	08/23/17	(1)
State Street	HKD	48	USD	6	08/23/17	—
State Street	HKD	8,061	USD	1,037	08/23/17	5
State Street	MYR	17	USD	4	08/23/17	—
State Street	MYR	9,000	USD	2,072	08/23/17	(29)
State Street	RUB	5,792	USD	97	08/23/17	—
State Street	SGD	23	USD	17	08/23/17	—
State Street	SGD	42	USD	30	08/23/17	(1)
State Street	SGD	1,457	USD	1,043	08/23/17	(32)
Westpac	CHF	1,668	USD	1,754	08/23/17	26
Westpac	CHF	3,337	USD	3,508	08/23/17	53

See accompanying notes which are an integral part of this quarterly report.

Investment Grade Bond Fund 227

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
				Unrealized
				Appreciation
	Amount	Amount		(Depreciation)
Counterparty	Sold	Bought	Settlement Date	$
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts				489

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$52,060	$295	$—	$52,355
Corporate Bonds and Notes	—	211,371	—	—	211,371
International Debt	—	65,442	2,772	—	68,214
Mortgage-Backed Securities	—	215,120	1,126	—	216,246
Municipal Bonds	—	4,452	—	—	4,452
United States Government Agencies	—	5,359	—	—	5,359
United States Government Treasuries	—	256,560	—	—	256,560
Short-Term Investments	—	35,592	—	47,992	83,584
Total Investments	—	845,956	4,193	47,992	898,141

Other Financial Instruments
Assets
Futures Contracts	1,777	—	—	—	1,777
Foreign Currency Exchange Contracts	—	1,480	—	—	1,480

Liabilities
Futures Contracts	(931)	—	—	—	(931)
Foreign Currency Exchange Contracts	—	(991)	—	—	(991)
Total Other Financial Instruments*	$846	$489	$—	$—	$1,335

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

228 Investment Grade Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 84.4%			Series 2016-D Class A1
Asset-Backed Securities - 7.7%			2.423% due 01/25/41 (Ê)(Þ)	2,585	2,629
Ally Auto Receivables Trust			Enterprise Fleet Financing LLC
Series 2016-2 Class A2			Series 2014-2 Class A2
1.170% due 10/15/18	129	129	1.050% due 03/20/20 (Þ)	60	60
American Express Credit Corp.			Series 2017-1 Class A3
Series 2014-4 Class A			2.600% due 07/20/22 (Þ)	965	970
1.430% due 06/15/20	5,100	5,101	Series 2017-2 Class A2
AmeriCredit Automobile Receivables			1.970% due 01/20/23 (Þ)	2,170	2,170
Trust			Equity One Mortgage Pass-Through Trust
Series 2013-4 Class C			Series 2003-4 Class M1
2.720% due 09/09/19	1,709	1,712	5.869% due 10/25/34	169	166
Series 2014-1 Class C			Flagship Credit Auto Trust
2.150% due 03/09/20	1,410	1,414	Series 2016-4 Class A1
Series 2015-3 Class A3			1.470% due 03/16/20 (Þ)	814	814
1.540% due 03/09/20	951	951	GM Financial Automobile Leasing Trust
ARI Fleet Lease Trust			Series 2015-3 Class A3
Series 2017-A Class A2			1.690% due 03/20/19	4,379	4,383
1.910% due 04/15/26 (Þ)	1,380	1,379	Hertz Fleet Lease Funding, LP
Ascentium Equipment Receivables Trust			Series 2014-1 Class C
Series 2017-1A Class A2			2.144% due 04/10/28 (Ê)(Þ)	1,475	1,472
1.870% due 07/10/19 (Þ)	854	854	Series 2017-1 Class B
Bank of The West Auto Trust			2.880% due 04/10/31 (Þ)	1,965	1,974
Series 2015-1 Class A3			Hilton Grand Vacations Trust
1.310% due 10/15/19 (Þ)	1,658	1,657	Series 2017-AA Class A
Capital Auto Receivables Asset Trust			2.660% due 12/27/28 (Þ)	1,239	1,240
Series 2016-1 Class A2A			Honda Auto Receivables Owner Trust
1.500% due 11/20/18	55	55	Series 2016-3 Class A2
Series 2016-3 Class A2A			1.010% due 10/18/18	1,260	1,259
1.360% due 04/22/19	466	466	HSBC Home Equity Loan Trust
CarMax Auto Owner Trust			Series 2007-3 Class APT
Series 2013-3 Class A4			2.428% due 11/20/36 (Ê)	48	48
1.490% due 01/15/19	1,474	1,474	John Deere Owner Trust
Series 2016-2 Class A3			Series 2015-B Class A3
1.520% due 02/16/21	855	854	1.440% due 10/15/19	1,269	1,268
Chase Issuance Trust			MMAF Equipment Finance LLC
Series 2016-A7 Class A7			Series 2014-AA Class A3
1.060% due 09/16/19	1,905	1,904	0.870% due 01/08/19 (Þ)	657	656
Chesapeake Funding II LLC			Series 2016-AA Class A2
Series 2017-2A Class C			1.390% due 12/17/18 (Þ)	661	661
3.010% due 07/15/29 (Þ)	1,085	1,086	Nissan Auto Receivables Owner Trust
CPS Auto Receivables Trust			Series 2015-A Class A3
Series 2014-D Class A			1.050% due 10/15/19	2,421	2,416
1.490% due 04/15/19 (Þ)	137	137	Prestige Auto Receivables Trust
Dell Equipment Finance Trust			Series 2014-1A Class A3
Series 2017-1 Class A2			1.520% due 04/15/20 (Þ)	187	187
1.860% due 06/24/19 (Þ)	980	980	Series 2016-1A Class A2
Drive Auto Receivables Trust			1.780% due 08/15/19 (Þ)	1,189	1,190
Series 2016-AA Class B			Santander Drive Auto Receivables Trust
3.170% due 05/15/20 (Þ)	299	300	Series 2015-2 Class C
Series 2017-2 Class A1			2.440% due 04/15/21	1,545	1,553
1.350% due 08/15/18	2,300	2,300	Series 2015-4 Class A3
Series 2017-AA Class B			1.580% due 09/16/19	156	156
2.510% due 01/15/21 (Þ)	950	954	Series 2016-3 Class A2
Series 2017-BA Class A2			1.340% due 11/15/19	691	691
1.590% due 12/17/18 (Þ)	1,310	1,310	SLM Private Education Loan Trust
Earnest Student Loan Program LLC			Series 2010-A Class 2A

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 229

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.774% due 05/16/44 (Ê)(Þ)	1,255	1,301	2.500% due 08/01/22	3,100	3,102
SoFi Consumer Loan Program Trust			American Express Credit Corp.
Series 2017-4 Class A			2.125% due 03/18/19	240	242
2.500% due 05/26/26 (Þ)	785	787	1.875% due 05/03/19	1,975	1,980
SoFi Professional Loan Program LLC			Series F
Series 2014-B Class A2
			2.600% due 09/14/20	1,650	1,679
2.550% due 08/27/29 (Þ)	1,870	1,882	American Honda Finance Corp.
Series 2016-B Class A2A
			1.332% due 11/19/18 (Ê)	5,015	5,031
1.680% due 03/25/31 (Þ)	815	815
Series 2016-C Class A2B			1.200% due 07/12/19	1,679	1,664

2.360% due 12/25/32 (Þ)	1,150	1,150	Series GMTN
Series 2017-A Class A1			1.700% due 09/09/21	815	802

1.724% due 03/26/40 (Þ)	1,597	1,603	American International Group, Inc.
South Carolina Student Loan Corp.			6.400% due 12/15/20	595	674
Series 2015-A Class A			3.300% due 03/01/21	1,825	1,885
2.025% due 01/25/36 (Ê)	1,081	1,087	Amgen, Inc.
Tidewater Auto Receivables Trust			4.500% due 03/15/20	775	823
Series 2016-AA Class A2			4.100% due 06/15/21	1,085	1,155
2.300% due 09/15/19 (Þ)	578	578	Anheuser-Busch InBev Finance, Inc.
Towd Point Mortgage Trust			1.900% due 02/01/19	2,650	2,661

Series 2017-2 Class A1			2.150% due 02/01/19	1,085	1,093
2.750% due 04/25/57 (Þ)	13	13

Westlake Automobile Receivables Trust			Anheuser-Busch InBev Worldwide, Inc.
Series 2017-1A Class A2			6.875% due 11/15/19	745	828
1.780% due 04/15/20 (Þ)	1,310	1,312	Apple, Inc.
Wheels SPV LLC			2.006% due 02/22/19 (Ê)	720	729
Series 2017-1A Class A2			1.479% due 05/06/19 (Ê)	4,475	4,496
1.880% due 04/20/26 (Þ)	630	630	2.100% due 05/06/19	1,085	1,096
World Financial Network Credit Card			Arbor Pharmaceuticals LLC Term Loan
Master Trust			B
Series 2016-C Class A
			6.296% due 07/05/23 (Ê)	981	996
1.720% due 08/15/23	460	458	ASP AMC Merger Sub, Inc.
		62,596
Corporate Bonds and Notes - 34.1%			4.667% due 04/13/24 (Ê)	492	490
			AT&T, Inc.

21st Century Fox America, Inc.			2.375% due 11/27/18	3,555	3,584
4.500% due 02/15/21	1,510	1,620
Abbott Laboratories			2.450% due 06/30/20	3,090	3,113
2.900% due 11/30/21	820	835	2.850% due 02/14/23	450	451
AbbVie, Inc.			AvalonBay Communities, Inc.

2.500% due 05/14/20	480	488	Series GMTN
AIG Global Funding			3.625% due 10/01/20	485	506

1.900% due 10/06/21 (Þ)	490	480	Bank of America Corp.
Air Lease Corp.			5.625% due 07/01/20	1,600	1,754
2.125% due 01/15/20	435	435	2.313% due 04/24/23 (Ê)	2,140	2,151

3.875% due 04/01/21	1,400	1,466	Series L
Ally Financial, Inc.			2.650% due 04/01/19	5,952	6,025
3.750% due 11/18/19	995	1,017	Bank of New York Mellon Corp. (The)
			Series G

Altria Group, Inc.			2.200% due 05/15/19	575	580
9.250% due 08/06/19	879	1,008
			Barrick NA Finance LLC
4.750% due 05/05/21	794	868
			4.400% due 05/30/21	1,376	1,487
Amazon. com, Inc.
2.600% due 12/05/19	745	759	BB&T Corp.
American Airlines, Inc. Pass-Through			2.250% due 02/01/19	1,760	1,775
Certificates Trust			Becton Dickinson and Co.
Series 2013-2 Class A			2.404% due 06/05/20	995	1,001
4.950% due 01/15/23	405	435	2.894% due 06/06/22	745	749
American Express Co.			Becton, Dickinson and Co.

See accompanying notes which are an integral part of this quarterly report.

230 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.133% due 06/06/19	995	999	4.350% due 12/08/21	560	610
BMW US Capital LLC			EI du Pont de Nemours & Co.
1.500% due 04/11/19 (Þ)	2,170	2,165	2.200% due 05/01/20	1,605	1,617
Capital One Financial Corp.			ERAC USA Finance LLC
2.450% due 04/24/19	1,060	1,068	2.800% due 11/01/18 (Þ)	2,075	2,097
2.500% due 05/12/20	2,800	2,820	2.600% due 12/01/21 (Þ)	500	500
Capital One NA			ERP Operating LP
2.350% due 01/31/20	495	497	4.750% due 07/15/20	435	464
Series BKNT			Exelon Corp.
1.850% due 09/13/19	1,025	1,019	2.850% due 06/15/20	650	663
Caterpillar Financial Services Corp.			Exxon Mobil Corp.
1.403% due 12/06/18 (Ê)	970	970	Series FXD
1.900% due 03/22/19	395	397	1.912% due 03/06/20	3,500	3,515
			Ford Motor Credit Co. LLC
1.350% due 05/18/19	735	731
			2.551% due 10/05/18	925	932
2.100% due 01/10/20	305	308
Chevron Corp.			2.012% due 05/03/19	1,315	1,315

1.790% due 11/16/18	955	959	1.897% due 08/12/19	2,550	2,538
1.561% due 05/16/19	1,070	1,070	2.681% due 01/09/20	1,185	1,198
1.961% due 03/03/20	440	442	2.459% due 03/27/20	770	773
			General Electric Co.
2.100% due 05/16/21	350	351
			5.550% due 05/04/20	1,660	1,825
1.712% due 11/15/21 (Ê)	3,545	3,560	General Mills, Inc.
Cisco Systems, Inc.
			6.590% due 10/15/18	2,825	2,981
2.200% due 02/28/21	4,428	4,464
Citigroup, Inc.			5.650% due 02/15/19	985	1,042
			General Motors Financial Co. , Inc.
2.050% due 12/07/18	505	507
			2.400% due 05/09/19	2,035	2,043
2.050% due 06/07/19	3,350	3,356	Gilead Sciences, Inc.
2.150% due 06/07/19 (Ê)	4,355	4,397	2.550% due 09/01/20	2,945	3,005
2.450% due 01/10/20	2,035	2,054	Goldman Sachs Group, Inc.
Coca-Cola European Partners LLC			2.600% due 12/27/20	1,990	2,006
3.250% due 08/19/21	905	926	Goldman Sachs Group, Inc. (The)
Colgate-Palmolive Co.			2.750% due 09/15/20	1,055	1,070
2.950% due 11/01/20	660	685	Hewlett Packard Enterprise Co.
Cox Communications, Inc.			Series WI
3.250% due 12/15/22 (Þ)	400	401	2.850% due 10/05/18	1,500	1,518
Credit Suisse AG NY			Home Depot, Inc. (The)
Series GMTN			2.000% due 04/01/21	620	621
2.300% due 05/28/19	1,900	1,917	Huntington National Bank (The)
Crown Castle Towers LLC			Series BKNT
6.113% due 01/15/20 (Þ)	1,410	1,517	2.200% due 11/06/18	865	869
CSX Corp.			Hyundai Capital America
3.700% due 10/30/20	270	282	2.000% due 07/01/19 (Þ)	430	427

CVS Health Corp.			International Business Machines Corp.
2.800% due 07/20/20	2,150	2,198	1.800% due 05/17/19	530	532
2.750% due 12/01/22	660	666	2.250% due 02/19/21	820	826
Daimler Finance NA LLC			1.759% due 11/06/21 (Ê)	490	493
1.750% due 10/30/19 (Þ)	400	398	John Deere Capital Corp.
2.200% due 05/05/20 (Þ)	1,700	1,705	1.650% due 10/15/18	860	861
Diamond 1 Finance Corp. / Diamond 2			Johnson & Johnson
Finance Corp			2.250% due 03/03/22	1,100	1,113
5.450% due 06/15/23 (Þ)	970	1,069	JPMorgan Chase & Co.
eBay, Inc.			2.350% due 01/28/19	1,825	1,842
2.200% due 08/01/19	3,709	3,731	2.750% due 06/23/20	3,340	3,405
Ecolab, Inc.
			2.682% due 03/01/21 (Ê)	5,006	5,156

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 231

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kellogg Co.			7.027% due 11/01/19	227	251
4.150% due 11/15/19	600	630	Oracle Corp.
4.000% due 12/15/20	1,100	1,164	1.900% due 09/15/21	620	617
KeyCorp			PACCAR Financial Corp.
2.300% due 12/13/18	1,005	1,012	1.200% due 08/12/19	905	894
Kraft Heinz Foods Co.			2.500% due 08/14/20	1,103	1,114
4.875% due 02/15/25 (Þ)	605	651	Pfizer, Inc.
Series WI			2.100% due 05/15/19	4,617	4,665
2.800% due 07/02/20	1,610	1,642	Pharmacia LLC
Lehman Brothers Holdings Capital Trust
			6.500% due 12/01/18	1,085	1,155
VII

5.857% due 11/29/49 (ƒ)(Ø)	270	—	Philip Morris International, Inc.
			1.625% due 02/21/19	1,025	1,025
Lockheed Martin Corp.
2.500% due 11/23/20	530	539	PNC Series Bank BKNT NA
3.350% due 09/15/21	590	617	2.000% due 05/19/20	3,195	3,200
Manufacturers & Traders Trust Co.			Pricoa Global Funding I
Series BKNT			1.450% due 09/13/19 (Þ)	510	505
2.300% due 01/30/19	445	449	Principal Life Global Funding II
MassMutual Global Funding II			2.150% due 01/10/20 (Þ)	2,265	2,273
1.550% due 10/11/19 (Þ)	980	973	Protective Life Global Funding
McDonald's Corp.			1.555% due 09/13/19 (Þ)	2,055	2,027
2.750% due 12/09/20	725	744	Prudential Financial, Inc.
MeadWestvaco Corp.			5.375% due 06/21/20	1,345	1,470
7.375% due 09/01/19	635	701	PSEG Power LLC
Medtronic, Inc.			2.450% due 11/15/18	1,150	1,156
Series WI

2.500% due 03/15/20	1,525	1,553	QUALCOMM, Inc.
			2.600% due 01/30/23	465	468
Merck Sharp & Dohme Corp.

5.000% due 06/30/19	700	745	Quebecor World Capital Corp.
			4.875% due 01/02/49 (Ø)(Þ)	205	—
Metropolitan Life Global Funding I

1.950% due 12/03/18 (Þ)	755	757	QVC, Inc.
			3.125% due 04/01/19	785	796
1.550% due 09/13/19 (Þ)	720	714	Reynolds American, Inc.
Microsoft Corp.			6.875% due 05/01/20	695	782
1.300% due 11/03/18	925	924	Ryder System, Inc.
1.100% due 08/08/19	5,585	5,541	2.500% due 05/11/20	580	586
Morgan Stanley			SBA Tower Trust
2.200% due 12/07/18	1,865	1,875	Series 2014-1A
2.800% due 06/16/20	1,075	1,094	2.898% due 10/08/19 (Þ)	1,415	1,423
Nestle Holdings, Inc.			Scientific Games International, Inc.
2.000% due 09/30/19	4,010	4,034	5.232% due 10/01/21 (Ê)	1,875	1,877
New York Life Global Funding			Sherwin-Williams Co.
1.700% due 09/14/21 (Þ)	1,540	1,503	2.250% due 05/15/20	1,995	2,008
Newell Brands, Inc.			Southern Co. (The)
Series WI			2.150% due 09/01/19	520	522
5.000% due 11/15/23	1,105	1,185	Sprint Communications, Inc.

NextEra Energy Capital Holdings, Inc.			3.750% due 02/02/24 (Ê)	853	856
1.649% due 09/01/18	720	720	Sprint Spectrum Co. LLC / Sprint
Nissan Motor Acceptance Corp.			Spectrum Co II LLC / Sprint Spectrum
			Co III LLC
1.550% due 09/13/19 (Þ)	820	812	Series A-1
Norfolk Southern Corp.
			3.360% due 09/20/21 (Þ)	695	705
1.800% due 02/14/20	4,590	4,614	Starbucks Corp.
3.250% due 12/01/21	495	512	2.100% due 02/04/21	460	463
Northwest Airlines Class A Pass-			Sysco Corp.
Through Trust
Series 07-1			2.600% due 10/01/20	570	578
			Time Warner, Inc.

See accompanying notes which are an integral part of this quarterly report.

232 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.750% due 03/29/21	597	645	Baidu, Inc.
Toyota Motor Credit Corp.			2.875% due 07/06/22	685	688
1.439% due 12/24/18 (Ê)	3,950	3,949	Bank of Montreal
1.700% due 02/19/19	950	952	1.900% due 08/27/21	565	560
			Bank of Nova Scotia
1.950% due 04/17/20	500	502
Series MTN			2.700% due 03/07/22	1,200	1,213
			BP Capital Markets PLC
1.564% due 01/09/19 (Ê)	3,810	3,821
Unilever Capital Corp.			4.500% due 10/01/20	640	689
			Canadian Oil Sands, Ltd.
4.250% due 02/10/21	592	635
			4.500% due 04/01/22 (Þ)	500	512
1.375% due 07/28/21	4,290	4,167	Credit Agricole SA
2.200% due 05/05/22	850	849	2.198% due 06/10/20 (Ê)(Þ)	1,805	1,830
US Bancorp			Danone SA
2.200% due 04/25/19	3,465	3,497	1.691% due 10/30/19 (Þ)	1,150	1,146
Verizon Communications, Inc.			Danske Bank A/S
2.037% due 06/17/19 (Ê)	5,535	5,584	1.720% due 03/02/20 (Ê)(Þ)	2,100	2,106
1.375% due 08/15/19	1,025	1,018	Series REGs
4.500% due 09/15/20	3,325	3,555	2.200% due 03/02/20	300	300
			Delta 2 Lux Sarl Covenant-Lite Term
3.125% due 03/16/22	970	989	Loan B3
Volkswagen Group of America Finance
LLC			4.504% due 07/30/21 (Ê)	1,750	1,759
			Deutsche Telekom International Finance
2.450% due 11/20/19 (Þ)	870	877	BV
Wal-Mart Stores, Inc.
			2.225% due 01/17/20 (Þ)	1,130	1,136
1.950% due 12/15/18	2,950	2,973	Diamond (BC) BV Term Loan
Walt Disney Co. (The)
			0.000% due 07/12/24 (Ê)(v)	280	280
1.800% due 06/05/20	4,610	4,610	GE Capital International Funding Co.
Wells Fargo & Co.			Unlimited Co
2.125% due 04/22/19	2,680	2,698	Series WI
Series GMTN			2.342% due 11/15/20	985	995

2.600% due 07/22/20	3,150	3,204	GFL Environmental, Inc. Term Loan B
Wells Fargo Bank NA			4.046% due 09/27/23 (Ê)	993	999
1.750% due 12/06/19 (Ê)	4,190	4,234	HSBC Holdings PLC
Xcel Energy, Inc.			3.262% due 03/13/23	375	384
2.600% due 03/15/22	690	695	ING Bank NV
		276,074	1.650% due 08/15/19 (Þ)	1,730	1,717
International Debt - 8.8%			KfW
1011778 B. C. Unlimited Liability Co.			Series GMTN
1st Lien Term Loan B3			2.750% due 10/01/20	1,150	1,185
3.483% due 02/17/24 (Ê)	1,299	1,298	LyondellBasell Industries NV
Actavis Funding SCS			5.000% due 04/15/19	397	415
3.000% due 03/12/20	1,500	1,535	MacDonald Detwiler & Associates, Ltd.
AI Mistral Luxembourg Subco Sarl Term			Term Loan B
Loan B			0.000% due 07/06/24 (Ê)(v)	500	500
4.233% due 03/09/24 (Ê)	998	994	Mondelez International Holdings
America Movil SAB de CV			Netherlands BV
5.000% due 10/16/19	1,355	1,452	1.625% due 10/28/19 (Þ)	1,440	1,429
AP NMT Acquisition BV 1st Lien Term			Mylan NV
Loan			Series WI
7.049% due 08/13/21 (Ê)	486	452	3.150% due 06/15/21	1,450	1,481
AstraZeneca PLC			Petroleos Mexicanos
2.375% due 11/16/20	965	977	Series WI
2.375% due 06/12/22	905	903	5.500% due 02/04/19	1,760	1,840

Australia and New Zealand Banking			Playa Hotels Resorts BV Term Loan B
Group, Ltd.			4.320% due 04/07/24 (Ê)	500	502
Series REGS			Reckitt Benckiser Treasury Services PLC
1.949% due 09/23/19 (Ê)	4,560	4,591	2.375% due 06/24/22 (Þ)	1,765	1,760

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 233

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Royal Bank of Canada			AGS LLC 1st Lien Term Loan
Series GMTN			6.672% due 02/06/24 (Ê)	313	317
2.041% due 02/01/22 (Ê)	3,344	3,367	Alvogen Pharmaceutical US, 1st Lien
Sanofi			Inc. Term Loan
4.000% due 03/29/21	1,024	1,091	6.230% due 04/02/22 (Ê)	787	774
Shell International Finance BV			AMC Entertainment Holdings, Inc. Term
			Loan B
1.375% due 09/12/19	2,250	2,239
			3.475% due 12/15/23 (Ê)	995	997
1.875% due 05/10/21	2,115	2,100

Shire Acquisitions Investments Ireland			American Airlines, Inc. Term Loan B
DAC			3.233% due 06/27/20 (Ê)	1,951	1,955
1.900% due 09/23/19	1,175	1,174	3.374% due 04/28/23 (Ê)	875	879
SMART ABS Trust			AP Exhaust Acquisition LLC 1st Lien
Series 2015-3US Class A3A			Term Loan
1.660% due 08/14/19	779	777	6.180% due 05/10/24 (Ê)	500	490
Sumitomo Mitsui Banking Corp.			Arctic Glacier Holdings, Inc. Term
			Loan B
2.450% due 01/16/20	2,200	2,222
Svenska Handelsbanken AB			5.483% due 03/14/24 (Ê)	150	151
Series BKNT			Arris Group, Inc. Term Loan B
2.446% due 03/30/21 (Ê)	3,690	3,780	3.733% due 04/19/24	998	1,002
Series YCD			Ascend Learning LLC Term Loan
1.580% due 02/12/19 (Ê)(~)	1,950	1,950	4.533% due 07/12/24 (Ê)	500	504
Teva Pharmaceutical Finance			Asurion LLC 1st Lien Term Loan B4
Netherlands III BV			4.483% due 08/04/22 (Ê)	477	479
1.700% due 07/19/19	755	751	Asurion LLC Term Loan B5
2.200% due 07/21/21	920	907	4.233% due 11/03/23 (Ê)	664	669
Toronto-Dominion Bank			Avaya, Inc. Term Loan B7
1.724% due 01/18/19 (Ê)	1,000	1,004	6.416% due 05/29/20 (Ê)(Ø)	960	783
Series MTN			Avis Budget Car Rental LLC Term Loan
			B
2.153% due 01/22/19 (Ê)	2,680	2,707
Toronto-Dominion Bank (The)			3.300% due 03/15/22 (Ê)	997	993
			Avolon LLC 1st Lien Term Loan
2.125% due 04/07/21	830	832
Total Capital SA			3.977% due 03/20/22 (Ê)	375	375
			B&G Foods, Inc. Term Loan B
4.450% due 06/24/20	1,150	1,234
Travelport Finance (Luxembourg) Sarl			3.483% due 11/02/22	853	858
1st Lien Term Loan C			Bass Pro Group LLC 1st Lien Term
			Loan B
4.431% due 09/02/21 (Ê)	954	954
			6.296% due 12/16/23 (Ê)	675	657
Vodafone Group PLC			BCPE Eagle Buyer LLC 1st Lien Term
4.375% due 03/16/21	3,950	4,220	Loan
Westpac Banking Corp.			5.483% due 03/13/24 (Ê)	199	201
1.950% due 11/23/18	1,825	1,830	Berry Plastics Corp. 1st Lien Term
		70,767	Loan I
Loan Agreements - 13.0%			3.734% due 10/01/22 (Ê)	1,194	1,199

Abacus Innovations Corp. Term Loan B			BJ's Loan Wholesale Club, Inc. 2nd Lien Term
3.500% due 08/16/23 (Ê)	1,244	1,251
ABG Intermediate Holdings 2 LLC 1st			8.710% due 01/27/25 (Ê)	500	487
Lien Term Loan			Brand Energy & Infrastructure Services

5.296% due 05/27/21 (Ê)	457	459	1st Lien Term Loan
ABG Intermediate Holdings 2 LLC 2nd			5.496% due 06/21/24 (Ê)	375	378
Lien Term Loan			BWAY Holding Co. Term Loan B
9.796% due 05/27/22 (Ê)	495	499	4.474% due 04/03/24 (Ê)	1,000	1,005

Active Network, Inc. 1st Lien Term Loan			Cable One, Inc. Term Loan B
6.233% due 11/15/20 (Ê)	736	741	3.570% due 04/05/24 (Ê)	500	503
Advanced Disposal Services, Inc. Term			Caesars Entertainment Corp. 1st Lien
Loan B3			Term Loan B
3.696% due 11/10/23 (Ê)	978	986	4.734% due 10/11/20 (Ê)	1,235	1,245
AgroFresh, Inc. Term Loan B			Caesars Entertainment Operating Co.
6.043% due 07/31/21 (Ê)	374	371	Term Loan

See accompanying notes which are an integral part of this quarterly report.

234 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.733% due 03/31/24 (Ê)	500	502	Dell International LLC 1st Lien Term
Capital Automotive LP 1st Lien Term			Loan B
Loan			3.740% due 09/07/23 (Ê)	1,490	1,499
4.240% due 03/24/24 (Ê)			DigitalGlobe, Inc. 1st Lien Term Loan B
Capital Automotive LP 2nd Lien Term	250	252	3.983% due 12/22/23 (Ê)	1,244	1,245
Loan			EagleView Technology Corp. 1st Lien
7.240% due 03/24/25 (Ê)	250	254	Term Loan
CBS Radio, Inc. Term Loan B			5.560% due 07/15/22 (Ê)	248	248
4.727% due 10/17/23 (Ê)	511	513	Eastman Kodak Co. Term Loan
CCC Information Services, Inc. First			7.507% due 09/03/19 (Ê)	964	956
Lien Term Loan			Eldorado Resorts LLC Term Loan B
4.240% due 03/31/24 (Ê)	250	250	3.562% due 03/13/24 (Ê)	748	746
CH Hold Corp. 1st Lien Term Loan			Emerald US, Inc. Term Loan B1
4.233% due 02/01/24 (Ê)	91	91	5.296% due 05/09/21	1,000	952
CH Hold Corp. 1st Lien Term Loan B			EnergySolutions LLC 1st Lien Term
4.226% due 02/01/24 (Ê)	907	912	Loan B
CH Hold Corp. 2nd Lien Term Loan B			6.990% due 05/29/20 (Ê)
8.476% due 02/01/25 (Ê)			Envision Healthcare Corp. Term Loan B	795	803
Change Healthcare Holdings LLC 1st	125	128	4.300% due 11/17/23 (Ê)	995	1,001
Lien Term Loan B			Everi Payments, Inc. 1st Lien Term Loan
3.983% due 03/01/24 (Ê)	998	1,003	5.754% due 05/09/24 (Ê)	375	380
Charter Communications Operating LLC			First Data Corp. Term Loan
1st Lien Term Loan H
			3.477% due 07/10/22 (Ê)	1,426	1,431
3.240% due 01/15/22 (Ê)	981	986	Focus Financial Partners LLC 1st Lien
Checkout Holding Corp. Covenant-Lite			Term Loan
1st Lien Term Loan
			4.549% due 05/22/24 (Ê)	750	758
4.733% due 04/09/21 (Ê)	788	641	Fort Dearborn Company 1st Lien Term
Chemours Co. (The) Term Loan B			Loan
3.730% due 05/12/22 (Ê)	251	252	5.299% due 10/19/23 (Ê)	374	375
CHS/Community Health Systems, Inc.			FPC Holdings, Inc. 1st Lien Term Loan
1st Lien Term Loan G
			5.299% due 11/27/19 (Ê)	478	473
3.804% due 12/31/19 (Ê)	232	232	Freedom Mortgage Corp. 1st Lien Term
Cision, Inc. Term Loan B			Loan
7.194% due 05/12/23 (Ê)	990	997	6.862% due 02/23/22 (Ê)	373	378
Commercial Barge Line Co. 1st Lien			Frontier Communications Corp. Term
Term Loan			Loan B1
9.983% due 11/12/20 (Ê)	835	719	4.980% due 05/23/24 (Ê)	188	180
Community Health Systems, Inc. Term			FullBeauty Brands Holdings Corp. 1st
Loan H			Lien Term Loan
4.201% due 01/27/21 (Ê)	788	787	5.983% due 10/14/22 (Ê)	741	459
Constellation Brands, Inc. Term Loan B			Garda World Security Corp. Term Loan
4.887% due 11/14/23	380	382	7.250% due 05/24/24 (Ê)	299	303
Constellis Holdings LLC Term Loan B			GCI Holdings, Inc. 1st Lien Term Loan B
6.296% due 04/18/24 (Ê)	500	494	4.233% due 02/02/22	977	980
ConvergeOne Holdings Corp. Term			GENEX Services, Inc. 1st Lien Term
Loan B			Loan
6.050% due 06/14/24 (Ê)	500	499	5.483% due 05/30/21 (Ê)	746	742

Coral US Co. Borrower LLC Term Loan B			GHX, Inc. Term Loan B
4.734% due 01/31/25	840	840	4.546% due 05/31/24 (Ê)	250	251

Cortes NP Acquisition Corp Term Loan B			Go Daddy Operating Co. LLC 1st Lien
5.234% due 11/30/23 (Ê)	484	488	Term Loan
CPI Acquisition, Inc. Term Loan B			3.733% due 02/06/24 (Ê)	499	502
5.962% due 08/17/22 (Ê)	718	625	Gray Television, Inc. 1st Lien Term
Creative Artists Agency LLC 1st Lien			Loan B
Term Loan B			3.723% due 02/07/24	995	999
4.725% due 02/13/24 (Ê)	498	501	Grifols Worldwide Operations USA Inc.
			Term Loan

Cvent, Inc. 1st Lien Term Loan			3.443% due 01/31/25 (Ê)	1,714	1,724
5.233% due 11/29/23 (Ê)	499	499

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 235

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Gruden Acquisition, Inc. 1st Lien Term			Minerals Technologies, Inc. 1st Lien
Loan			Term Loan B
6.046% due 08/18/22 (Ê)	622	599	3.480% due 02/14/24	484	485
GTCR Valor Companies Inc. Term Loan			Mission Broadcasting, Inc. 1st Lien Term
B1			Loan B2
Zero coupon due 6/20/23	250	249	4.238% due 01/17/24 (Ê)	42	42

HCA, Inc. Term Loan B8			Misys Europe SA 2nd Lien Term Loan
3.483% due 02/15/24 (Ê)	498	501	4.736% due 04/27/24 (Ê)	750	756

Hertz Global Holdings, Inc. Term Loan B			Navistar, Inc. 1st Lien Term Loan B
3.990% due 06/30/23 (Ê)	748	747	5.230% due 08/07/20 (Ê)	493	497
Hilton Worldwide Finance LLC Term			Neptune Finco Corp. Term Loan B
Loan B2			3.398% due 07/17/25 (Ê)	884	882
2.991% due 10/25/23 (Ê)	433	435	Neustar, Inc. Term Loan B2
Indigo Merger Sub I, Inc. 1st Lien Term
Loan			0.000% due 02/28/24 (Ê)(v)	500	506
			New Millennium Holdco, Inc. Term Loan
4.750% due 07/08/21 (Ê)	970	976
Intrawest Resort Holdings, Inc. Term			7.734% due 12/21/20 (Ê)	486	291
Loan B			Nexstar Broadcasting, Inc. 1st Lien Term
			Loan B
0.000% due 06/28/24 (Ê)(v)	654	657
Intrawest Resorts Holdings, Inc. Term			4.238% due 01/17/24 (Ê)	344	347
Loan B			Nielsen Finance LLC Term Loan B
0.000% due 06/28/24 (Ê)(v)	346	347	3.224% due 10/04/23 (Ê)	249	250
J Crew Group, Inc. Term Loan B			NN, Inc. Incremental Term Loan
4.296% due 03/05/21 (Ê)	435	232	4.983% due 04/03/21 (Ê)	495	494
Jaguar Holding Co. II Term Loan			NPC International, Inc. First Lien Term
			Loan
3.952% due 08/18/22 (Ê)	1,112	1,119
Kraton Polymers LLC 1st Lien Term			4.727% due 04/20/24 (Ê)	500	504
Loan B			Open Text Corp. Term Loan B
5.233% due 01/06/22 (Ê)	136	137	2.993% due 01/16/21 (Ê)	1,493	1,501
Lannett Co. , Inc. Term Loan A			Penn National Gaming, Inc. 1st Lien
			Term Loan B
5.983% due 11/25/20 (Ê)	554	549
			3.796% due 01/19/24 (Ê)	873	876

Las Vegas Sands LLC Term Loan B			Pilot Travel Centers LLC 1st Lien Term
3.230% due 03/29/24	1,227	1,232	Loan B
Learfield Communications, Inc. 1st Lien
			3.233% due 05/25/23 (Ê)	498	500

Term Loan			Portillo's Holdings, LLC Covenant-Lite
4.490% due 11/17/23 (Ê)	249	251	1st Lien Term Loan
Level 3 Financing, Inc. Term Loan B			5.796% due 08/01/21 (Ê)	528	527
3.478% due 02/22/24 (Ê)	1,500	1,507	Post Holdings, Inc. Incremental Term
Lions Gate Enterntainment, Inc. 1st Lien			Loan
Term Loan			3.490% due 05/24/24 (Ê)	500	502
4.233% due 10/12/23 (Ê)	294	296	Pre-Paid Legal Services, Inc. 2nd Lien
LTS Buyer LLC 1st Lien Term Loan			Term Loan
4.546% due 04/13/20 (Ê)	980	983	10.250% due 07/01/20 (Ê)	500	502
MacDermid, Inc. Term Loan B			Prime Security Services Borrower LLC

4.234% due 06/07/23 (Ê)	592	595	Term Loan B1
MACOM Technology Solutions Term			3.984% due 05/02/22 (Ê)	1,022	1,027
Loan			Primeline Utility Services LLC 1st Lien

3.478% due 05/12/24 (Ê)	496	496	Term Loan B
Match Group, Inc. Term Loan B1			6.811% due 11/12/22 (Ê)	499	496
			Quest Software US Holdings, Inc. 1st
4.473% due 10/27/22 (Ê)	355	357	Lien Term Loan
MCC Iowa LLC Term Loan H
			7.257% due 10/31/22 (Ê)	992	1,008
3.700% due 01/29/21 (Ê)	977	981	Quikrete Holdings, Inc. 1st Lien Term
Mergermarket USA, Inc. 1st Lien Term			Loan B
Loan
			3.984% due 11/15/23 (Ê)	997	1,001
4.733% due 02/04/21 (Ê)	776	776

MGM Growth Properties Operating			Radio One, Inc. 1st Lien Term Loan B
Partnership, LP Term Loan B			5.300% due 04/05/23 (Ê)	499	492
			Renaissance Home Equity Loan Trust
3.493% due 04/25/23 (Ê)	988	991	1st Lien Term Loan

See accompanying notes which are an integral part of this quarterly report.

236 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-4 Class A3			3.733% due 04/09/21 (Ê)	497	498
4.750% due 02/25/36	36	36	Transdigm Group, Inc. 1st Lien Term
RentPath, Inc. 1st Lien Term Loan			Loan F
6.490% due 12/17/21 (Ê)	1,950	1,953	4.233% due 06/09/23 (Ê)	745	748

RHP Hotel Properties LP Term Loan B			Tribune Co. Term Loan B
3.440% due 04/19/24 (Ê)	499	501	4.233% due 01/27/24 (Ê)	667	669

Rovi Solutions Corp. Term Loan B			Tribune Media Co. 1st Lien Term Loan B
3.740% due 07/02/21 (Ê)	497	498	4.233% due 12/27/20 (Ê)	54	54
RPI Finance Trust Term B Loan			TruGreen, LP 1st Lien Term Loan
3.296% due 03/27/23 (Ê)	928	932	6.723% due 04/13/23 (Ê)	1,091	1,096
SCS Holdings, Inc. Term Loan			United Airlines, Inc. Term Loan B
5.250% due 10/30/22 (Ê)	926	932	3.561% due 03/21/24 (Ê)	998	1,003
SeaWorld Parks & Entertainment Term			USI, Inc. Term Loan B
Loan B			4.180% due 04/06/24 (Ê)	500	498
4.296% due 03/31/24 (Ê)	407	408	Valeant Pharmaceuticals International,
SESAC Holdco II LLC 1st Lien Term			Inc. Term Loan B
Loan			5.980% due 04/02/22 (Ê)	475	484
4.484% due 02/13/24 (Ê)	125	125	Varsity Brands, Inc. 1st Lien Term Loan
Signode Industrial Group US, Inc. 1st
			4.730% due 12/11/21 (Ê)	122	123
Lien Term Loan B

3.983% due 05/01/21 (Ê)	745	747	Verdesian Life Sciences LLC Term Loan
Solarwinds Holdings, Inc. 1st Lien Term			6.311% due 07/01/20 (Ê)	844	692

Loan			Veresen Midstream, Ltd. Term Loan B2	371	373
4.733% due 02/05/23 (Ê)	1,232	1,241	4.733% due 03/31/22 (Ê)
Solera LLC Term Loan B			Wastequip LLC Term Loan
4.507% due 03/04/23 (Ê)	466	468	5.733% due 08/09/19 (Ê)	94	95
Spectrum Brands, Inc. 1st Lien Term			William Morris Endeavor Entertainment
Loan B			LLC 1st Lien Term Loan
3.313% due 06/23/22 (Ê)	1,241	1,247	4.490% due 05/06/21 (Ê)	970	976
Station Casinos LLC 1st Lien Term			WMG Acquisition Corp. Term Loan
Loan B			3.727% due 11/01/23 (Ê)	751	753
3.730% due 06/08/23 (Ê)	374	375	World Endurance Holdings 1st Lien
Steak n Shake Operations, Inc. Term			Term Loan
Loan			5.546% due 06/26/21 (Ê)	975	980
4.990% due 03/19/21 (Ê)	896	887			104,759
Sterigenics-Nordion Holdings LLC Term			Mortgage-Backed Securities - 15.0%
Loan B			Banc of America Commercial Mortgage
4.234% due 05/15/22 (Ê)	249	249	Trust
Sungard Availability Services Capital,			Series 2013-1 Class AM
Inc. 1st Lien Term Loan B			5.416% due 01/15/49 (Þ)	164	165
6.226% due 03/31/19 (Ê)	467	458	Series 2016-UB10 Class A1

Talbots, Inc. (The) 1st Lien Term Loan			1.559% due 07/15/49	669	665
5.734% due 03/17/20 (Ê)	235	220	Banc of America Funding Trust
TCH 2 Holdings LLC Term Loan			Series 2006-A Class 1A1
5.234% due 05/12/21 (Ê)	976	980	3.075% due 02/20/36 (Ê)	253	250
TerraForm AP Acquisition Holdings LLC			Series 2006-F Class 1A2
Term Loan B			3.234% due 07/20/36 (Ê)	20	13
5.796% due 06/26/22 (Ê)	903	919	Banc of America Merrill Lynch
The Nature's Bounty Co. 1st Lien Term			Commercial Mortgage, Inc.
Loan B			Series 2003-2 Class H
4.796% due 05/05/23 (Ê)	744	744	5.765% due 03/11/41 (Þ)	1,607	1,664

TKC Holdings, Inc. 1st Lien Term Loan			BCAP LLC Trust
5.483% due 02/01/23 (Ê)	998	1,003	Series 2009-RR5 Class 6A1

TKC Holdings, Inc. 2nd Lien Term Loan			2.284% due 02/26/37 (Ê)(Þ)	79	79
9.234% due 02/01/24 (Ê)	375	375	Series 2011-R11 Class 15A1

TMS International Corp. Term Loan B			3.037% due 10/26/33 (Ê)(Þ)	597	603
4.671% due 10/16/20 (Ê)	480	480	Series 2011-R11Class 20A5
Trans Union LLC Term 1st Lien Loan B2			3.151% due 03/26/35 (Ê)(Þ)	221	221

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 237

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bear Stearns ARM Trust			Series 2004-C4 Class E
Series 2004-5 Class 2A			5.135% due 10/15/39 (Þ)	949	978
3.683% due 07/25/34 (Ê)	323	319	Deutsche Bank Commercial Mortgage
Bear Stearns Commercial Mortgage			Trust
Securities Trust			Series 2016-C1 Class A1
Series 2004-PWR5 Class L			1.676% due 05/10/49	331	330
4.693% due 07/11/42 (Þ)	416	402	Deutsche Mortgage Securities, Inc. Re-
Series 2004-PWR6 Class B			REMIC Trust

4.945% due 11/11/41 (Þ)	183	183	Series 2007-WM1 Class A1
Series 2007-PW18 Class A1A			3.717% due 06/27/37 (Ê)(Þ)	604	610

5.602% due 06/11/50	197	198	Fannie Mae
Capmark Mortgage Securities, Inc.			4.500% due 2019	13	13
Series 1997-C2 Class G			5.700% due 2019	865	900
6.750% due 04/15/29	311	316	1.980% due 2020	2,006	2,008
CCRESG Commercial Mortgage Trust
Series 2016-HEAT Class C			4.500% due 2020	391	401

4.919% due 04/10/29 (Þ)	775	796	4.500% due 2021	22	23
CG-CCRE Commercial Mortgage Trust			2.400% due 2022	701	712
Series 2014-FL2 Class A			2.500% due 2022	1,450	1,468
3.009% due 11/15/31 (Ê)(Þ)	1,736	1,737		434	440
			2.570% due 2022
Citigroup Commercial Mortgage Trust
Series 2004-C2 Class F			7.000% due 2022	14	15
5.211% due 10/15/41 (Þ)	385	405	2.000% due 2023	1,871	1,876
Series 2014-GC19 Class A1			2.500% due 2024	4,675	4,740
1.199% due 03/10/47	89	89	2.500% due 2025	1,227	1,245
Series 2016-C1 Class A1
			3.130% due 2025	352	362
1.506% due 05/10/49	1,550	1,536
Commercial Mortgage Trust			4.500% due 2025	341	361
Series 2005-GG3 Class E			4.790% due 2028	317	334
5.087% due 08/10/42	695	699	3.500% due 2030	1,271	1,327
Series 2006-C8 Class AJ			5.000% due 2031	1,566	1,715
5.377% due 12/10/46	593	601		14	15
			3.312% due 2033(Ê)
Series 2008-LS1 Class A4B			Fannie Mae Aces
6.109% due 12/10/49	647	647	Series 2017-M5 Class FA
Series 2013-CR6 Class A2			1.484% due 04/25/24 (Ê)	1,153	1,156
2.122% due 03/10/46	323	324	Fannie Mae Grantor Trust
Series 2013-CR13 Class A2			Series 2001-T4 Class A1
3.039% due 12/10/18	3,005	3,051	7.500% due 07/25/41	448	528
Series 2013-LC13 Class A1			Series 2004-T2 Class 1A3
1.309% due 08/10/46	170	170	7.000% due 11/25/43	394	463
Series 2014-CR15 Class A1			Fannie Mae REMIC Trust
1.218% due 02/10/47	956	953	Series 2004-W12 Class 1A1
Series 2014-CR16 Class A1			6.000% due 07/25/44	1,709	1,968
1.445% due 04/10/47	191	191	Series 2005-W1 Class 1A2
Series 2014-CR16 Class A2			6.500% due 10/25/44	73	85
3.042% due 04/10/47	640	652	Fannie Mae REMICS
Credit Suisse Commercial Mortgage			Series 2004-70 Class EB
Trust			5.000% due 10/25/24	55	58
Series 2007-C5 Class A4			Series 2007-73 Class A1
5.695% due 09/15/40	160	160	1.084% due 07/25/37 (Å)(Ê)	40	39
Credit Suisse Commercial Mortgage			Series 2009-96 Class DB
Trust Series
Series 2006-C1 Class G			4.000% due 11/25/29	111	117
			Series 2011-88 Class AB
5.672% due 02/15/39 (Þ)	334	333
Credit Suisse First Boston Mortgage			2.500% due 09/25/26	202	203
Securities Corp.			Series 2011-141 Class EA
Series 1998-C1 Class F			1.750% due 07/25/21	352	352
6.000% due 05/17/40 (Þ)	106	107	Series 2013-21 Class BA

See accompanying notes which are an integral part of this quarterly report.

238 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.000% due 03/25/23	1,660	1,636	Series 2015-KF12 Class A
Series 2013-136 Class KA			1.683% due 09/25/22 (Ê)	2,041	2,050
2.000% due 05/25/25	512	512	Series 2015-KP02 Class A2
Fannie Mae Whole Loan			2.355% due 04/25/21	841	851
Series 2004-W9 Class 2A1			Series 2016-KF15 Class A
6.500% due 02/25/44	20	23	1.652% due 02/25/23 (Ê)	2,118	2,128
Fannie Mae-Aces			Series 2017-KF27 Class A
Series 2012-M2 Class A1			1.403% due 12/25/26	2,165	2,168
1.824% due 02/25/22	2,001	2,002	Series 2017-KJ13 Class A1
Series 2012-M8 Class ASQ2			2.055% due 09/25/21	956	960
1.520% due 12/25/19	568	568	Series 2017-KSW2 Class A
Series 2013-M5 Class ASQ4			1.644% due 05/25/27 (Ê)	2,690	2,690
1.919% due 01/25/22	1,159	1,155	Freddie Mac Reference REMIC
Series 2014-M1 Class A1			Series 2006-R006 Class ZA
2.325% due 07/25/23	264	265	6.000% due 04/15/36	1,167	1,326
Series 2015-M15 Class ASQ1			Freddie Mac REMICS
0.849% due 01/25/19	40	40	Series 2003-2559 Class PB
Series 2016-M1 Class ASQ1			5.500% due 08/15/30	—	—
1.374% due 07/25/19	288	287	Series 2003-2657 Class WT
Series 2016-M3 Class ASQ1			4.500% due 08/15/18	40	40
1.468% due 03/25/21	706	702	Series 2005-2922 Class JN
Series 2016-M6 Class ASQ2			4.500% due 02/15/20	197	200
1.785% due 06/25/19	1,892	1,894	Series 2010-3704 Class DC
Series 2016-M7 Class AV1			4.000% due 11/15/36	233	241
1.557% due 10/25/23	908	896	Series 2011-3803 Class PG
Series 2016-M10 Class FA			4.000% due 01/15/41	406	423
1.643% due 08/25/28 (Ê)	1,449	1,449	Series 2011-3816 Class D
FDIC Trust			3.500% due 08/15/28	317	320
Series 2010-R1 Class A			Series 2012-4083 Class DC
2.184% due 05/25/50 (Þ)	991	993	1.500% due 07/15/27	1,206	1,187
Series 2011-R1 Class A			Series 2014-4315 Class CA
2.672% due 07/25/26 (Þ)	372	374	2.000% due 01/15/23	1,230	1,228
Federal Home Loan Mortgage Corp.			Series 2014-4350 Class CA
Multifamily Structured Pass-Through			2.000% due 10/15/19	150	150
Certificates			Series 2014-4351 Class GA
Series 2010-K007 Class A1
			2.000% due 11/15/19	321	321
3.342% due 12/25/19	97	97

Series 2010-K009 Class A1			Series 2014-4383 Class JC
			2.000% due 05/15/23	467	467
2.757% due 05/25/20	212	214
			Series 2014-4399 Class A

Series 2012-K019 Class A1			2.500% due 07/15/24	1,462	1,466
1.459% due 09/25/21	1,923	1,911	Freddie Mac Structured Pass-Through
Series 2012-K706 Class X1			Certificates
Interest Only STRIP			Series 2003-58 Class 2A
1.546% due 10/25/18	10,376	153	6.500% due 09/25/43	26	30
Series 2016-K504 Class A1			FREMF Mortgage Trust
1.680% due 10/25/19	701	701	Series 2013-K502 Class B
Series 2016-KP03 Class A2			2.432% due 03/25/45 (Þ)	399	398
1.780% due 07/25/19	2,725	2,727	Series 2013-K712 Class B
Freddie Mac			3.369% due 05/25/45 (Þ)	115	117
5.500% due 2019	154	159	GE Capital Commercial Mortgage Corp.

5.500% due 2022	139	147	Series 2005-C1 Class D
			4.410% due 06/10/48	165	165
4.500% due 2026	2,370	2,512
			Ginnie Mae
5.500% due 2029	88	98	Series 2010-14 Class A
3.500% due 2030	1,137	1,189	4.500% due 06/16/39	123	129
Freddie Mac Multifamily Structured			Series 2010-H12 Class PT
Pass-Through Certificates

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 239

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.470% due 11/20/59	102	103	Series 2016-C1 Class A1
Series 2010-H22 Class JI			1.695% due 03/15/49	1,176	1,173
Interest Only STRIP			JPMorgan Chase Commercial Mortgage
2.507% due 11/20/60	2,609	135	Securities Trust
Series 2012-H11 Class CI			Series 2004-LN2 Class A2
Interest Only STRIP			5.115% due 07/15/41	13	13

2.896% due 04/20/62	4,064	179	Series 2004-LN2 Class B
Series 2013-H03 Class HI			5.272% due 07/15/41	280	277
Interest Only STRIP			Series 2005-CB12 Class AJ
2.627% due 12/20/62	4,669	325	4.987% due 09/12/37	314	314
Series 2014-137 Class JD			Series 2007-LDPX Class AM
5.459% due 09/20/44	791	880	5.464% due 01/15/49	440	440
Series 2017-H13 Class FJ			Series 2008-C2 Class A4
1.189% due 05/20/67 (Ê)	3,042	3,041	6.068% due 02/12/51	634	636
Ginnie Mae II			Series 2014-CBM Class A
2.000% due 2040(Ê)	533	551	1.889% due 10/15/29 (Ê)(Þ)	2,060	2,060

2.125% due 2040(Ê)	1,822	1,879	Series 2015-FL7 Class A
			2.239% due 05/15/28 (Ê)(Þ)	112	112
3.500% due 2040(Ê)	40	42	JPMorgan Chase Commercial Mortgage
5.390% due 2059	473	478	Trust

5.508% due 2059	119	120	Series 2009-RR1 Class A4B1
4.648% due 2061	1,189	1,223	1.000% due 03/18/51 (Þ)	53	53
			JPMorgan Mortgage Trust
4.510% due 2062	1,546	1,592	Series 2004-A2 Class 1A1
4.816% due 2062	1,070	1,104	3.567% due 05/25/34 (Ê)	76	76
4.856% due 2062	1,316	1,351	Series 2005-A4 Class 1A1
5.170% due 2066	279	289	3.220% due 07/25/35 (Ê)	30	30
			Series 2006-A6 Class 1A2
4.685% due 2067	1,334	1,373
			3.203% due 10/25/36 (Ê)	15	14
4.686% due 2067	1,217	1,260
Government National Mortgage			LB-UBS Commercial Mortgage Trust
Association			Series 2005-C3 Class D
Series 2016-H24 Class KF			4.954% due 07/15/40	165	167

1.810% due 11/20/66 (Ê)	1,245	1,247	Series 2005-C7 Class F
GS Mortgage Securities Trust			5.350% due 11/15/40	510	530
Series 2007-GG10 Class AM			Mastr Adjustable Rate Mortgages Trust
5.795% due 08/10/45	778	785	Series 2005-1 Class B1
GSMPS Mortgage Loan Trust			Interest Only STRIP
Series 1998-1 Class A			3.161% due 03/25/35 (Ê)	143	48
8.000% due 09/19/27 (Þ)	24	25	Mastr Reperforming Loan Trust
			Series 2005-1 Class 1A3

Series 1998-2 Class A			7.000% due 08/25/34 (Þ)	337	341
7.750% due 05/19/27 (Þ)	91	93
			Series 2005-2 Class 1A4

Series 1998-3 Class A			8.000% due 05/25/35 (Þ)	254	265
7.750% due 09/19/27 (Þ)	5	5
Series 1999-3 Class A			Merrill Lynch Mortgage Investors Trust
			Series 1998-C1 Class B
8.000% due 08/19/29 (Þ)	11	10
			6.750% due 11/15/26	109	109
Series 2005-RP1 Class 1A4			Series 1998-C3 Class IO
8.500% due 01/25/35 (Þ)	114	128	Interest Only STRIP
Series 2006-RP1 Class 1A2			0.898% due 12/15/30	605	1
7.500% due 01/25/36 (Þ)	304	320	Series 2005-A10 Class A
Series 2006-RP1 Class 1A3			1.234% due 02/25/36 (Ê)	24	23
8.000% due 01/25/36 (Þ)	63	68	Merrill Lynch Mortgage Trust
JPMBB Commercial Mortgage Securities			Series 2005-CKI1 Class D
Trust
			5.515% due 11/12/37	178	178

Series 2015-C30 Class A1			Merrill Lynch/Countrywide Commercial
1.738% due 07/15/48	1,324	1,323	Mortgage Trust
Series 2015-C33 Class A1			Series 2007-9 Class AM
1.898% due 12/15/48	415	416	5.856% due 09/12/49	310	311

See accompanying notes which are an integral part of this quarterly report.

240 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Morgan Stanley Bank of America Merrill
			2.927% due 03/15/46	530	537
Lynch Trust
Series 2015-C26 Class A1					121,608
1.591% due 10/15/48	824	815	United States Government Treasuries - 5.8%
Morgan Stanley Capital I Trust			United States Treasury Inflation Indexed
Series 2006-T21 Class B			Bonds
			0.125% due 04/15/19	2,193	2,196
5.238% due 10/12/52 (Þ)	796	796	United States Treasury Notes
Motel 6 Trust
Series 2015-MTL6Class B			1.250% due 05/31/19	285	285
3.298% due 02/05/30 (Þ)	555	555	1.250% due 06/30/19	20,010	19,972
MSDWMC Owner Trust			1.500% due 07/15/20	18,875	18,871
Series 2000-F1 Class E			1.750% due 06/30/22	5,555	5,534
8.928% due 08/15/22 (Þ)	1,225	1,262			46,858
Multi Security Asset Trust, LP			Total Long-Term Investments
Commercial Mortgage-Backed
Securities Pass-Through Certificates			(cost $683,050)		682,662
Series 2005-RR4A Class F
5.880% due 11/28/35 (Þ)	274	268	Common Stocks - 0.0%
NCUA Guaranteed Notes Trust			Health Care - 0.0%
Series 2010-R3 Class 3A			Millennium Health LLC(Æ)	14,856	22
2.400% due 12/08/20	223	223	Total Common Stocks
RAIT Trust			(cost $108)		22
Series 2015-FL4 Class C

4.259% due 12/15/31 (Ê)(Þ)	383	387	Short-Term Investments - 15.2%
RBSCF Trust
Series 2009-RR1 Class JPA			Air Lease Corp.
6.068% due 09/17/39 (Þ)	337	336	2.125% due 01/15/18	805	806
Structured Asset Securities Corp.			American Honda Finance Corp.
Mortgage Pass-Through Certificates			1.500% due 03/13/18	725	725
Series 2003-34A Class 6A
			1.600% due 07/13/18	1,700	1,702
3.605% due 11/25/33 (Ê)	147	146	American Tower Trust I
UBS-Barclays Commercial Mortgage			Series 2013-13 Class 1A
Trust
Series 2013-C6 Class A2			1.551% due 03/15/18 (Þ)	1,165	1,163

2.066% due 04/10/46	720	720	Anheuser-Busch InBev Worldwide, Inc.
Wachovia Bank Commercial Mortgage			1.574% due 01/10/18 (Þ)(~)	6,050	6,010
Trust			Assurant, Inc.
Series 2006-C26 Class AM			2.500% due 03/15/18	1,025	1,031
6.073% due 06/15/45	180	182	Avaya, Inc. 1st Lien Term Loan
Series 2006-C28 Class B			8.732% due 01/23/18 (Ê)	219	224
5.672% due 10/15/48	475	480	Bank of America Corp.
Washington Mutual Mortgage Pass-			2.000% due 01/11/18	800	802
Through Certificates Trust			Bank of Montreal
Series 2003-AR7 Class A7

2.674% due 08/25/33 (Ê)	49	49	Series YCD
			1.667% due 06/18/18 (Ê)(~)	4,075	4,075
Wells Fargo Commercial Mortgage Trust			Bass Pro Group LLC 1st Lien Term Loan
Series 2015-C27 Class A1
			6.046% due 05/16/18	875	877
1.730% due 02/15/48	1,310	1,310
			Berkshire Hathaway Finance Corp.

Series 2015-C31 Class A1			1.450% due 03/07/18	935	936
1.679% due 11/15/48	856	855
			British Telecommunications PLC

Series 2016-C34 Class A1			5.950% due 01/15/18	545	556
1.423% due 06/15/49	533	528

Wells Fargo Mortgage Backed Securities			Canadian Imperial Bank of Commerce
Trust			1.550% due 01/23/18	1,499	1,499
Series 2004-H Class A1			Series YCD
3.052% due 06/25/34 (Ê)	418	424	1.694% due 07/13/18 (Ê)	3,100	3,099
Series 2005-AR2 Class 2A1			Cardinal Health, Inc.
3.162% due 03/25/35 (Ê)	89	89	1.950% due 06/15/18	525	526
WFRBS Commercial Mortgage Trust			Chevron Corp.
Series 2013-UBS1 Class A2

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 241

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
1.718% due 06/24/18	615	616	1.999% due 04/27/18	675		676
Citigroup, Inc.			Hewlett Packard Enterprise Co.
1.800% due 02/05/18	900	901	Series WI
Collateralized Commercial Paper Co.			2.450% due 10/05/17	442		443
LLC			HSBC USA, Inc.
1.607% due 09/19/17 (ç)(~)	925	923	1.481% due 12/15/17 (Ê)(Þ)(~)	4,405		4,410

Compass Bank			International Business Machines Corp.	560		563
Series BKNT			5.700% due 09/14/17
6.400% due 10/01/17	1,170	1,178	International Lease Finance Corp.
ConocoPhillips Co.			3.875% due 04/15/18	800		811
1.500% due 05/15/18	1,395	1,396	IPALCO Enterprises, Inc.
Danske Corp.			5.000% due 05/01/18	300		305
Series A			MMAF Equipment Finance LLC
1.745% due 02/16/18 (Þ)(~)	2,195	2,175	Series 2017-AA Class A1
DCP Midstream Operating, LP			1.170% due 05/16/18 (Þ)	1,461		1,461
2.500% due 12/01/17	1,680	1,676	Noble Holding International, Ltd.
DZ BANK AG			5.750% due 03/16/18	595		598
Zero coupon due 08/01/17 (ç)(Þ)(~)	1,275	1,275	PepsiCo, Inc.
eBay, Inc.			5.000% due 06/01/18	570		587
2.500% due 03/09/18	1,445	1,453	Royal Bank of Canada
Enterprise Fleet Financing LLC			Series GMTN
Series 2017-2 Class A1			1.800% due 07/30/18	1,310		1,313
1.500% due 07/20/18 (Þ)	2,244	2,244	Royal Bank of Scotland Group PLC
Fannie Mae			4.700% due 07/03/18	1,025		1,046
3.860% due 03/01/18	1,143	1,146	Santander Drive Auto Receivables Trust
5.000% due 03/01/18	672	687	Series 2017-2 Class A1
3.738% due 06/01/18	1,246	1,257	1.300% due 06/15/18	1,781		1,781
Fannie Mae REMICS			Sheffield Receivables Corp.
Series 2002-57 Class PG			1.000% due 09/21/17 (ç)(Þ)(~)	3,750		3,741
5.500% due 09/25/17	—	—	Sky PLC
Fannie Mae-Aces			6.100% due 02/15/18 (Þ)	1,272		1,302
Series 2013-M7 Class ASQ2			Thomson Reuters Corp.
1.233% due 03/26/18	94	94	6.500% due 07/15/18	685		716
Series 2013-M9 Class ASQ2			Toronto-Dominion Bank (The)
1.825% due 06/25/18	443	443	1.400% due 04/30/18	970		970
Series 2015-M1 Class ASQ2			Series GMTN
1.626% due 02/25/18	1,855	1,854	1.750% due 07/23/18	845		847
Federal Home Loan Bank Discount			Total Capital Canada, Ltd.
Notes
			1.450% due 01/15/18	975		975
(0.043)% due 08/02/17	1,050	1,050	Toyota Motor Credit Corp.
Freddie Mac			Series GMTN
6.000% due 03/01/18	—	—	1.764% due 07/13/18 (Ê)	785		788
Freddie Mac Multifamily Structured			Tyco Electronics Group SA
Pass-Through Certificates
Series 2011-K702 Class X1			6.550% due 10/01/17	1,090		1,099
Interest Only STRIP			U. S. Cash Management Fund	42,457,075	(8)	42,460

1.451% due 02/25/18	26,454	108	United States Treasury Notes
Freddie Mac REMICS			1.062% due 12/31/17	7,930		7,925
Series 2003-2632 Class AB			Westpac Banking Corp.
4.500% due 06/15/18	163	165	1.550% due 05/25/18	1,240		1,240
General Electric Capital Corp.			2.051% due 07/30/18 (Ê)	750		754
1.625% due 04/02/18	645	646	Total Short-Term Investments
Series GMTN			(cost $122,766)			122,824
5.625% due 05/01/18	158	163
General Motors Financial Co. , Inc.			Total Investments 99.6%
2.400% due 04/10/18	530	532	(identified cost $805,924)			805,508
Harris Corp.

See accompanying notes which are an integral part of this quarterly report.

242 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$

Other Assets and Liabilities,
Net - 0.4%	3,172

Net Assets - 100.0%	808,680

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 243

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
Fannie Mae REMICS	08/17/07	39,557	99.19	39	39
					39
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	308	AUD	39,718	09/17	(544)
United States 2 Year Treasury Note Futures	610	USD	131,969	09/17	12
United States 10 Year Treasury Note Futures	305	USD	38,397	09/17	(2)
Short Positions
Euro-Bund Futures	143	EUR	23,159	09/17	406
United Kingdom Long Gilt Futures	169	GBP	21,297	09/17	375
United States 5 Year Treasury Note Futures	223	USD	26,347	09/17	(11)
United States 10 Year Treasury Note Futures	40	USD	5,036	09/17	(13)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					223

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	4,541	CAD	5,677	08/08/17	13
Bank of Montreal	USD	4,353	CHF	4,190	09/08/17	(10)
Bank of Montreal	USD	4,369	EUR	3,824	08/08/17	159
Bank of Montreal	USD	4,964	NOK	39,219	08/08/17	24
Bank of Montreal	USD	4,313	NZD	5,754	08/08/17	7
Bank of Montreal	AUD	5,100	SEK	33,118	08/28/17	29
Bank of Montreal	AUD	5,411	USD	4,318	09/08/17	(9)
Bank of Montreal	GBP	3,420	USD	4,510	08/08/17	(4)
Bank of Montreal	JPY	487,266	USD	4,417	09/08/17	(10)
Citibank	JPY	456,510	EUR	3,500	08/28/17	3
Royal Bank of Canada	USD	8,744	GBP	6,717	08/08/17	120
Royal Bank of Canada	CHF	8,345	USD	8,714	08/08/17	81
State Street	USD	4,342	JPY	487,266	08/08/17	79
State Street	EUR	126	USD	149	08/08/17	(1)
State Street	NOK	73,496	USD	8,808	08/08/17	(540)
UBS	CAD	5,677	USD	4,374	08/08/17	(180)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(239)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$62,596	$—	$—	$62,596

See accompanying notes which are an integral part of this quarterly report.

244 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Corporate Bonds and Notes	—	276,074	—	—	276,074
International Debt	—	70,767	—	—	70,767
Loan Agreements	—	104,759	—	—	104,759
Mortgage-Backed Securities	—	117,388	4,220	—	121,608
United States Government Treasuries	—	46,858	—	—	46,858
Common Stocks	—	22	—	—	22
Short-Term Investments	—	80,364	—	42,460	122,824
Total Investments	—	758,828	4,220	42,460	805,508

Other Financial Instruments
Assets
Futures Contracts	793	—	—	—	793
Foreign Currency Exchange Contracts	—	515	—	—	515

Liabilities
Futures Contracts	(570)	—	—	—	(570)
Foreign Currency Exchange Contracts	—	(754)	—	—	(754)
Total Other Financial Instruments*	$223	$(239)	$—	$—	$(16)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Short Duration Bond Fund 245

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 99.0%
Alabama - 1.9%
Alabama Industrial Development Authority Revenue Bonds	500	6.450	12/01/23	501
County of Jefferson Alabama General Obligation Limited(µ)	425	5.000	04/01/23	426
County of Jefferson Alabama General Obligation Unlimited(µ)	1,590	5.000	04/01/20	1,593
County of Jefferson Alabama Revenue Bonds	150	4.750	01/01/25	150
County of Jefferson Alabama Sewer Revenue Bonds	1,220	7.000	10/01/51	1,510
County of Jefferson Alabama Sewer Revenue Bonds	2,915	6.500	10/01/53	3,501
Montgomery Educational Building Authority Revenue Bonds	820	5.000	10/01/36	861
West Jefferson Industrial Development Board Revenue Bonds(Ê)	300	0.900	12/01/38	300
				8,842
Alaska - 0.6%
Northern Tobacco Securitization Corp. Revenue Bonds	600	Zero coupon	06/01/46	56
Northern Tobacco Securitization Corp. Revenue Bonds	2,940	5.000	06/01/46	2,826
				2,882
Arizona - 0.8%
Arizona Health Facilities Authority Revenue Bonds(Ê)	2,030	1.220	01/01/37	1,766
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds	800	5.000	07/01/35	844
Industrial Development Authority of the County of Pima (The) Revenue Bonds	250	4.500	06/01/30	270
Industrial Development Authority of the County of Pima (The) Revenue Bonds	800	5.125	12/01/40	838
				3,718
California - 12.5%
Alameda Corridor Transportation Authority Revenue Bonds	150	5.000	10/01/37	170
Alhambra Unified School District General Obligation Unlimited(µ)	1,150	4.220	08/01/37	535
Anaheim Community Facilities District Special Tax	125	4.000	09/01/46	125
Atascadero Unified School District General Obligation Unlimited(µ)	1,680	4.000	08/01/42	1,759
California County Tobacco Securitization Agency Revenue Bonds	470	5.250	06/01/45	470
California County Tobacco Securitization Agency Revenue Bonds	300	5.700	06/01/46	301
California County Tobacco Securitization Agency Revenue Bonds	4,500	Zero coupon	06/01/55	327
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/42	1,125
California Health Facilities Financing Authority Revenue Bonds	1,500	5.000	08/15/47	1,684
California Municipal Finance Authority Revenue Bonds	1,500	5.000	11/01/36	1,611
California Municipal Finance Authority Revenue Bonds	1,000	4.250	02/01/40	1,044
California Municipal Finance Authority Revenue Bonds	1,000	5.375	11/01/40	1,065
California Municipal Finance Authority Revenue Bonds	125	5.000	02/01/47	140
California Municipal Finance Authority Revenue Bonds	3,700	5.000	06/01/50	3,945
California Pollution Control Financing Authority Revenue Bonds	1,000	3.375	07/01/25	1,059
California Pollution Control Financing Authority Revenue Bonds	2,720	5.000	11/21/45	2,902
California School Finance Authority Revenue Bonds	1,000	5.000	07/01/37	1,074
California School Finance Authority Revenue Bonds	500	5.000	08/01/45	536
California Statewide Communities Development Authority Revenue Bonds	460	5.000	05/15/32	503
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	10/01/43	1,065
California Statewide Communities Development Authority Revenue Bonds	1,500	5.000	12/01/46	1,611
California Statewide Communities Development Authority Revenue Bonds	665	5.500	12/01/54	730
California Statewide Communities Development Authority Revenue Bonds(Å)	250	5.250	12/01/56	272
California Statewide Communities Development Authority Special Tax	500	4.000	09/01/19	515
California Statewide Communities Development Authority Special Tax	1,085	4.000	09/01/20	1,131
California Statewide Communities Development Authority Special Tax	500	4.250	09/01/22	530
California Statewide Financing Authority Revenue Bonds	20,000	Zero coupon	06/01/55	1,007
City of Long Beach California Marina System Revenue Bonds	225	5.000	05/15/40	246
City of Long Beach California Marina System Revenue Bonds	1,185	5.000	05/15/45	1,292
City of Roseville Special Tax	100	5.000	09/01/33	113
Foothill-Eastern Transportation Corridor Agency Revenue Bonds	100	6.000	01/15/49	116
Fremont Community Facilities District No. 1 Special Tax	1,255	5.000	09/01/26	1,394
Golden State Tobacco Securitization Corp. General Obligation Unlimited	150	5.000	06/01/40	171
Golden State Tobacco Securitization Corp. Revenue Bonds	1,995	5.300	06/01/37	2,025
Golden State Tobacco Securitization Corp. Revenue Bonds	3,395	5.000	06/01/45	3,892
Golden State Tobacco Securitization Corp. Revenue Bonds	700	5.125	06/01/47	700

See accompanying notes which are an integral part of this quarterly report.

246 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Golden State Tobacco Securitization Corp. Revenue Bonds	550	5.750	06/01/47	550
Golden State Tobacco Securitization Corp. Revenue Bonds	200	8.205	06/01/47	27
Golden State Tobacco Securitization Corp. Revenue Bonds	10,000	10.494	06/01/47	1,206
Irvine Unified School District Special Tax Bonds	70	5.000	09/01/47	78
Irvine Unified School District Special Tax Bonds	75	5.000	03/01/57	83
Jurupa Public Financing Authority Special Tax	1,000	5.000	09/01/43	1,101
M-S-R Energy Authority Revenue Bonds	1,500	6.500	11/01/39	2,145
Natomas Unified School District General Obligation Unlimited(µ)	425	4.000	08/01/42	440
Northern California Gas Authority No. 1(Ê)	1,500	1.489	07/01/27	1,441
Palomar Health Certificate Of Participation	450	6.750	11/01/39	508
Palomar Health Certificate Of Participation	500	6.000	11/01/41	541
Poway Unified School District General Obligation Unlimited	1,300	4.383	08/01/40	547
Rancho Cordova Community Facilities District Special Tax	125	3.000	09/01/34	115
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,000	0.924	05/15/43	852
River Islands Public Financing Authority Special Tax	150	5.375	09/01/31	161
River Islands Public Financing Authority Special Tax	100	5.250	09/01/34	106
River Islands Public Financing Authority Special Tax	940	5.500	09/01/45	1,006
Riverside County Public Financing Authority Tax Allocation(µ)	150	4.000	10/01/40	156
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	300	4.000	10/01/39	317
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	125	4.000	10/01/40	132
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	1,515	0.719	12/01/35	1,358
San Francisco City & County Redevelopment Agency Tax Allocation	1,190	5.000	08/01/35	1,390
San Jacinto Community Facilities District Special Tax	280	5.000	09/01/33	312
San Jacinto Community Facilities District Special Tax	335	5.000	09/01/34	372
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	1,000	5.000	01/15/29	1,150
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	380	5.250	01/15/49	416
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	2,875	5.000	01/15/50	3,161
Silicon Valley Tobacco Securitization Authority Revenue Bonds	3,500	Zero coupon	06/01/56	208
State of California General Obligation Unlimited	2,000	5.000	08/01/46	2,341
Tobacco Securitization Authority of Northern California Revenue Bonds	800	5.500	06/01/45	802
				60,207
Colorado - 2.0%
Canyons Metropolitan District General Obligation Limited	500	6.125	12/01/47	506
City & County of Denver Certificate of Participation(Ê)	550	0.700	12/01/29	550
City & County of Denver Colorado Certificate Of Participation(Ê)	135	0.770	12/01/29	135
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/47	39
Colorado High Performance Transportation Enterprise Revenue Bonds	35	5.000	12/31/51	38
Colorado High Performance Transportation Enterprise Revenue Bonds	75	5.000	12/31/56	82
Cornerstar Metropolitan District General Obligation Unlimited	500	5.250	12/01/47	519
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,000	1.289	12/01/33	891
Denver Health & Hospital Authority Revenue Bonds	1,500	5.250	12/01/45	1,614
Dominion Water & Sanitation District Revenue Bonds	500	5.250	12/01/27	514
Dominion Water & Sanitation District Revenue Bonds	500	5.750	12/01/36	517
Eaton Area Park & Recreation District General Obligation Limited	725	5.250	12/01/34	770
Eaton Area Park & Recreation District General Obligation Limited	525	5.500	12/01/38	563
Foothills Metropolitan District Special Assessment	500	6.000	12/01/38	513
High Plains Metropolitan District General Obligation Unlimited(µ)	25	5.000	12/01/35	29
High Plains Metropolitan District General Obligation Unlimited(µ)	100	4.000	12/01/47	104
North Range Metropolitan District General Obligation	500	5.750	12/01/47	504
Palisade Metropolitan District No. 2 General Obligation Limited	500	5.000	12/01/46	484
Park 70 Metropolitan District General Obligation Unlimited	1,000	5.000	12/01/36	1,063
				9,435
Connecticut - 0.4%
City of Hartford General Obligation Unlimited	145	4.000	04/01/22	125
City of Hartford General Obligation Unlimited	340	5.000	04/01/26	277
City of Hartford General Obligation Unlimited	145	5.000	04/01/29	114
City of Hartford General Obligation Unlimited	1,000	5.000	04/01/31	779

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 247

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Mohegan Tribal Finance Authority Revenue Bonds(Å)	610	7.000	02/01/45	645
				1,940
Delaware - 0.2%
County of Sussex Delaware Revenue Bonds	1,000	5.000	01/01/36	1,066

District of Columbia - 0.9%
District of Columbia General Obligation Unlimited	215	4.000	06/01/37	231
District of Columbia Revenue Bonds	145	6.250	10/01/23	158
District of Columbia Revenue Bonds	750	5.000	07/01/37	750
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds	4,000	7.666	06/15/46	569
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds	2,475	5.000	10/01/53	2,638
				4,346
Florida - 7.6%
Anthem Park Community Development District Special Assessment	135	4.750	05/01/36	123
Avalon Groves Community Development District Special Assessment	150	6.000	05/01/48	150
Avelar Creek Community Development District Special Assessment	100	4.000	05/01/36	99
Bannon Lakes Community Development District Special Assessment	100	5.000	11/01/48	100
Bartram Park Community Development District Special Assessment	755	4.500	05/01/25	755
Bartram Park Community Development District Special Assessment	495	4.250	05/01/29	525
Bartram Park Community Development District Special Assessment	495	4.500	05/01/35	515
Bay Laurel Center Community Development District Special Assessment	100	4.000	05/01/37	99
Caribe Palm Community Development District Special Assessment Bonds	77	3.500	05/01/19	79
Caribe Palm Community Development District Special Assessment Bonds	81	3.500	05/01/20	84
Caribe Palm Community Development District Special Assessment Bonds	85	3.500	05/01/21	89
Caribe Palm Community Development District Special Assessment Bonds	83	3.500	05/01/22	86
Caribe Palm Community Development District Special Assessment Bonds	87	3.500	05/01/23	90
Caribe Palm Community Development District Special Assessment Bonds	40	4.000	05/01/24	42
Caribe Palm Community Development District Special Assessment Bonds	94	4.000	05/01/25	99
Caribe Palm Community Development District Special Assessment Bonds	97	4.000	05/01/26	102
Caribe Palm Community Development District Special Assessment Bonds	558	4.250	05/01/31	586
Caribe Palm Community Development District Special Assessment Bonds	545	4.500	05/01/35	579
Charlotte County Industrial Development Authority Revenue Bonds(Å)	250	5.500	10/01/36	244
City of Atlantic Beach Florida Revenue Bonds	1,000	5.000	11/15/37	1,045
City of Cape Coral Florida Water & Sewer Revenue Bonds	1,000	4.000	10/01/36	1,037
City of Tampa Florida Revenue Bonds	960	5.000	04/01/45	1,063
Concord Station Community Development District Special Assessment	275	3.625	05/01/35	262
Concord Station Community Development District Special Assessment	285	3.750	05/01/46	262
Concord Station Community Development District Special Assessment	100	4.750	05/01/46	94
Coronado Community Development District Special Assessment	25	4.000	05/01/31	26
Coronado Community Development District Special Assessment	44	4.250	05/01/38	45
County of Osceola Florida Revenue Bonds	3,700	6.000	10/01/24	2,764
Durbin Crossing Community Development District Special Assessment(µ)	75	3.750	05/01/34	76
Durbin Crossing Community Development District Special Assessment(µ)	125	4.000	05/01/37	129
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	115	3.000	05/01/19	117
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	120	3.000	05/01/20	122
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	120	3.000	05/01/21	122
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	125	3.000	05/01/22	127
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/23	131
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	130	3.000	05/01/24	129
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	135	3.250	05/01/25	135
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	140	3.500	05/01/26	141

See accompanying notes which are an integral part of this quarterly report.

248 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	790	3.750	05/01/31	787
Enclave at Black Point Marina Community Development District Special Assessment
Bonds	1,170	4.000	05/01/37	1,169
Escambia County Health Facilities Authority Revenue Bonds	1,000	6.000	08/15/36	1,108
Fontainbleau Lakes Community Development District Special Assessment	45	4.000	05/01/31	46
Grand Bay at Doral Community Development District Special Assessment	75	4.750	05/01/36	75
Grand Bay at Doral Community Development District Special Assessment	75	5.000	05/01/46	75
Greater Orlando Aviation Authority Revenue Bonds	750	5.000	11/15/36	775
Hacienda Lakes Community Development District Special Assessment	100	4.625	05/01/46	95
Hawks Point Community Development District Special Assessment Bonds(Å)	185	4.250	05/01/35	192
Heritage Isle at Viera Community Development District Special Assessment Bonds(µ)	50	3.400	05/01/37	49
Highlands Community Development District Special Assessment	200	4.250	05/01/36	206
Highlands Meadows II Community Development District Special Assessment	640	5.375	11/01/37	652
Highlands Meadows II Community Development District Special Assessment	140	5.500	11/01/47	142
Lakewood Ranch Stewardship District Special Assessment	100	4.000	05/01/21	101
Lakewood Ranch Stewardship District Special Assessment	100	4.250	05/01/26	101
Lakewood Ranch Stewardship District Special Assessment	1,000	4.875	05/01/35	1,011
Lakewood Ranch Stewardship District Special Assessment(Å)	100	5.000	05/01/36	102
Lakewood Ranch Stewardship District Special Assessment(Å)	100	5.000	05/01/37	101
Lakewood Ranch Stewardship District Special Assessment	150	5.250	05/01/37	153
Lakewood Ranch Stewardship District Special Assessment	425	5.125	05/01/46	424
Lakewood Ranch Stewardship District Special Assessment	100	5.125	05/01/47	100
Lakewood Ranch Stewardship District Special Assessment	175	5.375	05/01/47	178
Miami Beach Health Facilities Authority Revenue Bonds	2,250	5.000	11/15/39	2,448
Miami Health Facilities Authority Revenue Bonds	1,750	5.125	07/01/38	1,873
Miami World Center Community Development District Special Assessment	400	5.125	11/01/39	418
Miami World Center Community Development District Special Assessment	1,150	5.250	11/01/49	1,215
Mid-Bay Bridge Authority Revenue Bonds	1,000	5.000	10/01/40	1,089
Orchid Grove Community Development District Special Assessment	790	3.625	05/01/21	786
Orchid Grove Community Development District Special Assessment	1,245	5.000	05/01/36	1,207
Palm Glades Community Development District Special Assessment	350	3.750	05/01/31	348
Reunion East Community Development District Special Assessment	750	5.000	05/01/25	797
Reunion East Community Development District Special Assessment	755	5.000	05/01/33	789
Reunion East Community Development District Special Assessment	190	6.600	05/01/33	195
South Kendall Community Development District Special Assessment	100	4.125	11/01/40	99
South-Dade Venture Community Development District Special Assessment	1,000	5.125	05/01/33	1,083
Talis Park Community Development District Special Assessment	140	4.000	05/01/33	132
Tapestry Community Development District Special Assessment	100	5.000	05/01/46	99
Tisons Landing Community Development District Special Assessment	230	3.375	05/01/32	218
Triple Creek Community Development District Special Assessment	60	5.250	11/01/27	61
Triple Creek Community Development District Special Assessment	80	6.125	11/01/46	80
TSR Community Development District Special Assessment	200	4.750	11/01/47	184
Two Creeks Community Development District Special Assessment	325	4.200	05/01/26	308
Two Creeks Community Development District Special Assessment	100	3.500	05/01/32	97
Two Creeks Community Development District Special Assessment	100	3.625	05/01/37	94
Two Lakes Community Development District Special Assessment Bonds(Å)	290	4.000	12/15/28	289
Two Lakes Community Development District Special Assessment Bonds(Å)	200	5.000	12/15/47	205
Union Park East Community Development District Special Assessment Bonds(Å)	100	5.500	11/01/47	99
Venetian Community Development District Special Assessment	420	5.000	05/01/23	436
Verandah East Community Development District Special Assessment	200	4.000	05/01/31	188
Verano 1 Community Development District Special Assessment(Å)	100	4.000	05/01/31	102
Verano 1 Community Development District Special Assessment(Å)	100	4.000	05/01/37	100
Verano 1 Community Development Distrtict Special Assessment	250	4.750	11/01/25	246
Verano 1 Community Development Distrtict Special Assessment	250	5.125	11/01/35	243
Verano 1 Community Development Distrtict Special Assessment	250	5.250	11/01/46	242
Vizcaya in Kendall Community Development District Special Assessment	100	4.125	11/01/46	98
Volusia County Educational Facility Authority Revenue Bonds	240	5.000	06/01/45	268

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 249

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Waterford Landing Community Development District Special Assessment	145	5.500	05/01/34	150
Waterford Landing Community Development District Special Assessment	150	5.750	05/01/44	157
Winding Cypress Community Development District Special Assessment	100	5.000	11/01/45	99
				36,457
Georgia - 1.3%
Cobb County Development Authority Revenue Bonds	1,500	5.000	07/15/38	1,612
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.000	03/01/47	104
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds	100	5.125	03/01/52	105
Marietta Development Authority Revenue Bonds	1,000	5.000	11/01/47	1,039
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	995	0.784	10/01/24	985
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,225	0.834	10/01/33	1,066
Monroe County Development Authority Revenue Bonds(Ê)	1,000	1.150	11/01/48	1,000
Private Colleges & Universities Authority Revenue Bonds	1,000	5.000	10/01/40	1,057
				6,968
Guam - 1.7%
Guam Government Waterworks Authority Revenue Bonds	1,000	5.500	07/01/43	1,113
Guam Government Waterworks Authority Revenue Bonds	880	5.000	01/01/46	945
Territory of Guam Revenue Bonds	900	5.000	11/15/19	958
Territory of Guam Revenue Bonds	615	5.000	11/15/30	675
Territory of Guam Revenue Bonds	500	5.000	12/01/31	559
Territory of Guam Revenue Bonds	1,500	5.000	11/15/35	1,618
Territory of Guam Revenue Bonds	1,890	5.125	01/01/42	1,996
Territory of Guam Revenue Bonds	100	5.000	12/01/46	109
				7,973
Hawaii - 0.5%
State of Hawaii Department of Budget & Finance Revenue Bonds	2,210	5.000	01/01/30	2,250

Illinois - 11.5%
Chicago Board of Education Capital Improvement Tax Bonds	500	5.750	04/01/35	534
Chicago Board of Education General Obligation Unlimited	100	5.000	12/01/17	100
Chicago Board of Education General Obligation Unlimited	145	4.250	12/01/18	145
Chicago Board of Education General Obligation Unlimited(Ê)	900	7.500	03/01/26	910
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/27	1,037
Chicago Board of Education General Obligation Unlimited	795	5.000	12/01/28	701
Chicago Board of Education General Obligation Unlimited	100	5.000	12/01/29	87
Chicago Board of Education General Obligation Unlimited(µ)	305	5.078	12/01/29	165
Chicago Board of Education General Obligation Unlimited	150	5.125	12/01/32	130
Chicago Board of Education General Obligation Unlimited	100	5.250	12/01/35	87
Chicago Board of Education General Obligation Unlimited(Ê)	1,000	1.220	03/01/36	969
Chicago Board of Education General Obligation Unlimited	75	5.250	12/01/39	65
Chicago Board of Education General Obligation Unlimited	100	5.500	12/01/39	88
Chicago Board of Education General Obligation Unlimited	325	5.000	12/01/41	280
Chicago Board of Education General Obligation Unlimited	2,000	7.000	12/01/42	2,054
Chicago Board of Education General Obligation Unlimited	1,400	7.000	12/01/44	1,429
Chicago Board of Education General Obligation Unlimited	1,460	6.500	12/01/46	1,447
Chicago Board of Education General Obligation Unlimited	1,500	7.000	12/01/46	1,536
Chicago Board of Education Special Tax	3,245	6.000	04/01/46	3,509
Chicago General Obligation Unlimited	1,000	5.000	01/01/35	999
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	01/01/46	1,113
Chicago Sales Tax Revenue Bonds	1,540	5.000	01/01/41	1,562
Chicago Transit Authority Revenue Bonds	3,500	5.000	12/01/46	3,838
Chicago Wastewater Transmission Revenue Bonds(µ)	75	5.250	01/01/42	86
Chicago Wastewater Transmission Revenue Bonds(µ)	210	4.000	01/01/52	211
City of Chicago General Obligation Unlimited	1,100	5.250	01/01/26	1,104
City of Chicago General Obligation Unlimited	235	5.000	01/01/33	236
City of Chicago General Obligation Unlimited	100	5.250	01/01/35	100
City of Chicago Illinois General Obligation Unlimited(µ)	2,445	5.000	01/01/29	2,473

See accompanying notes which are an integral part of this quarterly report.

250 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Chicago Illinois General Obligation Unlimited	250	5.500	01/01/31	258
City of Chicago Illinois General Obligation Unlimited	2,025	6.000	01/01/38	2,172
City of Chicago Illinois General Obligation Unlimited	2,465	5.500	01/01/42	2,504
City of Chicago Illinois Revenue Bonds	900	5.000	01/01/34	941
City of Chicago Illinois Revenue Bonds	3,000	5.250	01/01/38	3,107
City of Chicago Illinois Waterworks Revenue Revenue Bonds	100	5.000	11/01/29	114
City of Springfield Illinois Electric Revenue Bonds(µ)	775	4.000	03/01/40	796
Cook County Community College District No. 508 General Obligation Unlimited	1,000	5.500	12/01/38	1,072
Illinois Finance Authority Revenue Bonds(ae)	560	6.000	05/15/20	632
Illinois Finance Authority Revenue Bonds(Ê)	750	0.610	10/01/29	750
Illinois Finance Authority Revenue Bonds	1,375	5.000	05/15/31	1,490
Illinois Finance Authority Revenue Bonds	200	5.000	04/01/36	197
Illinois Finance Authority Revenue Bonds	1,000	5.000	09/01/36	1,095
Illinois Finance Authority Revenue Bonds	400	5.000	12/01/36	400
Illinois Finance Authority Revenue Bonds	1,865	5.000	05/15/37	1,992
Illinois Finance Authority Revenue Bonds	630	5.000	12/01/37	662
Illinois Finance Authority Revenue Bonds	1,000	6.500	04/01/39	1,059
Illinois Finance Authority Revenue Bonds	255	6.000	05/15/39	272
Illinois Finance Authority Revenue Bonds	350	6.500	10/15/40	363
Illinois Finance Authority Revenue Bonds	1,000	6.500	04/01/44	1,050
Illinois Finance Authority Revenue Bonds	100	5.000	09/01/46	108
Illinois Finance Authority Revenue Bonds	100	5.000	05/15/47	106
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	12/15/28	1,039
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	220	4.700	06/15/30	131
Metropolitan Pier & Exposition Authority Revenue Bonds	1,050	5.000	06/15/52	1,057
Springfield Metropolitan Sanitation District General Obligation Limited	1,000	5.750	01/01/53	1,160
State of Illinois General Obligation Unlimited	240	4.000	01/01/21	248
State of Illinois General Obligation Unlimited	255	5.000	08/01/21	274
State of Illinois General Obligation Unlimited	125	5.000	11/01/21	135
State of Illinois General Obligation Unlimited	1,000	5.250	02/01/28	1,020
State of Illinois General Obligation Unlimited	1,000	5.000	05/01/29	1,061
State of Illinois General Obligation Unlimited(µ)	875	4.000	02/01/30	902
State of Illinois General Obligation Unlimited(µ)	265	4.000	02/01/31	271
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax	100	5.800	03/01/37	97
				55,530
Indiana - 1.1%
Indiana Finance Authority Revenue Bonds(Ê)	1,750	0.530	11/01/39	1,750
Indiana Finance Authority Revenue Bonds	600	5.500	08/15/40	638
Indiana Finance Authority Revenue Bonds	2,000	5.000	10/01/44	2,139
Indiana Finance Authority Revenue Bonds	405	5.500	08/15/45	430
Indiana Municipal Power Agency Revenue Bonds	250	5.000	01/01/42	287
				5,244
Iowa - 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds	160	5.375	06/01/38	159
Xenia Rural Water District Revenue Bonds	250	5.000	12/01/36	281
				440
Kentucky - 1.0%
County of Ohio Kentucky Revenue Bonds	1,735	6.000	07/15/31	1,763
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	06/01/37	102
Kentucky Economic Development Finance Authority Revenue Bonds	1,500	5.000	06/01/37	1,645
Kentucky Economic Development Finance Authority Revenue Bonds	750	6.500	03/01/45	861
Kentucky Economic Development Finance Authority Revenue Bonds(µ)	100	4.000	06/01/45	101
Louisville/Jefferson County Metropolitan Government Revenue Bonds	250	4.000	10/01/36	257
				4,729
Louisiana - 1.9%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(Ê)	1,000	0.500	08/01/35	1,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(Ê)	500	0.700	12/01/40	500

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 251

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	80	5.000	10/01/39	90
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	150	4.000	10/01/41	155
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	750	6.000	10/01/44	862
Louisiana Public Facilities Authority Revenue Bonds	250	4.000	05/15/19	262
Louisiana Public Facilities Authority Revenue Bonds	300	4.000	05/15/20	321
Louisiana Public Facilities Authority Revenue Bonds(Ê)	980	0.870	04/02/23	980
Louisiana Public Facilities Authority Revenue Bonds	400	3.375	09/01/28	400
Louisiana Public Facilities Authority Revenue Bonds	375	3.500	06/01/30	376
Louisiana Public Facilities Authority Revenue Bonds	635	4.000	05/15/42	645
Louisiana Public Facilities Authority Revenue Bonds	175	5.000	05/15/42	197
Louisiana Public Facilities Authority Revenue Bonds	750	5.000	05/15/46	841
New Orleans Aviation Board Revenue Bonds	2,000	5.000	01/01/45	2,238
New Orleans Aviation Board Revenue Bonds	150	5.000	01/01/48	170
				9,037
Maine - 0.4%
Maine Health & Higher Education Facilities Authority Revenue Bonds	2,000	5.000	07/01/33	2,100

Maryland - 1.7%
Baltimore Convention Center Hotel Revenue Bonds	2,600	5.000	09/01/39	2,917
Baltimore Convention Center Hotel Revenue Bonds	275	5.000	09/01/42	307
Baltimore Research Park Project Revenue Bonds	150	5.000	09/01/38	159
City of Baltimore Water Utility Fund Revenue Bonds(µ)(Ê)	25	1.743	07/01/37	21
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	730	4.000	07/01/20	774
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(Ê)	700	0.510	04/01/35	700
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	600	5.250	01/01/37	667
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/45	1,090
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,800	5.250	07/01/47	1,777
				8,412
Massachusetts - 2.3%
Commonwealth of Massachusetts General Obligation Unlimited(Ê)	175	1.354	05/01/37	168
Massachusetts Development Finance Agency Revenue Bonds	1,415	5.000	09/01/35	1,513
Massachusetts Development Finance Agency Revenue Bonds	1,580	5.000	10/01/35	1,743
Massachusetts Development Finance Agency Revenue Bonds	1,545	5.000	07/01/44	1,675
Massachusetts Development Finance Agency Revenue Bonds	335	5.000	07/01/46	371
Massachusetts Development Finance Agency Revenue Bonds	2,000	5.000	01/01/47	2,205
Massachusetts Development Finance Agency Revenue Bonds	1,000	5.000	10/01/48	1,086
Massachusetts Health & Educational Facilities Authority General Obligation
Unlimited(Ê)	500	0.620	08/15/34	500
Massachusetts Port Authority Revenue Bonds(µ)	2,000	5.000	01/01/27	2,035
				11,296
Michigan - 3.3%
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	500	5.000	07/01/39	548
City of Detroit Michigan Sewage Disposal System Revenue Bonds	2,010	5.250	07/01/39	2,231
City of Detroit Michigan Water Supply System Revenue Bonds	200	5.000	07/01/36	213
City of Detroit Michigan Water Supply System Revenue Bonds	1,370	5.000	07/01/41	1,453
Michigan Finance Authority Obligation Revenue Bonds	2,185	5.000	02/01/37	2,287
Michigan Finance Authority Revenue Bonds	1,000	3.875	10/01/23	1,070
Michigan Finance Authority Revenue Bonds	300	5.000	07/01/33	329
Michigan Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/36	1,106
Michigan Finance Authority Revenue Bonds	1,815	5.500	11/15/45	1,908
Michigan Tobacco Settlement Finance Authority Revenue Bonds	175	5.125	06/01/22	174
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,515	6.000	06/01/34	2,523
Michigan Tobacco Settlement Finance Authority Revenue Bonds	100	6.000	06/01/48	96
Michigan Tobacco Settlement Finance Authority Revenue Bonds	5,500	Zero coupon	06/01/52	300
Michigan Tobacco Settlement Finance Authority Revenue Bonds	23,650	9.111	06/01/52	1,539

See accompanying notes which are an integral part of this quarterly report.

252 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Ypsilanti School District General Obligation Unlimited	300	5.000	05/01/22	346
				16,123
Minnesota - 2.0%
City of Blaine Minnesota Revenue Bonds	2,000	6.125	07/01/45	2,070
City of Ham Lake Minnesota Revenue Bonds	2,000	5.000	11/01/36	2,054
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds	350	6.000	09/01/51	358
Minnesota Agricultural & Economic Development Board Revenue Bonds(Ê)	1,310	0.870	09/01/21	1,310
St. Paul Housing & Redevelopment Authority Revenue Bonds	140	5.250	07/01/33	142
St. Paul Housing & Redevelopment Authority Revenue Bonds	230	5.500	07/01/38	232
St. Paul Housing & Redevelopment Authority Revenue Bonds	1,000	5.500	07/01/52	998
State of Minnesota Higher Education Facilities Authority Revenue Bonds	100	5.000	05/01/47	111
State Paul Housing & Redevelopment Authority Revenue Bonds	2,000	5.250	11/15/35	2,134
				9,409
Mississippi - 0.3%
Mississippi Business Finance Corp. Revenue Bonds(Ê)	1,000	0.600	12/01/30	1,000
State of Mississippi Business Finance Corp. Revenue Bonds(Ê)	500	0.650	11/01/35	500
				1,500
Missouri - 0.7%
Branson Industrial Development Authority Tax Allocation	110	5.500	06/01/29	108
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,140	4.000	02/01/37	1,137
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,410	5.000	05/01/40	1,491
State Louis County Industrial Development Authority Revenue Bonds	650	5.000	08/15/30	662
				3,398
Nevada - 0.1%
Henderson Local Improvement Districts Special Assessment	50	4.000	09/01/35	47
Las Vegas Redevelopment Agency Tax Allocation	250	5.000	06/15/45	277
Las Vegas Special Improvement District 607 Special Assessment	245	5.000	06/01/24	265
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.250	06/01/37	24
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.375	06/01/42	24
Las Vegas Special Improvement District No. 813 Special Assessment	25	4.500	06/01/47	25
				662
New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	500	5.000	10/01/36	542

New Jersey - 5.4%
City of Atlantic City General Obligation Unlimited(µ)	25	5.000	03/01/32	29
City of Atlantic City General Obligation Unlimited(µ)	35	5.000	03/01/37	40
City of Atlantic City General Obligation Unlimited(µ)	45	5.000	03/01/42	50
New Jersey Economic Development Authority Revenue Bonds	500	5.000	07/01/32	551
New Jersey Economic Development Authority Revenue Bonds	500	5.000	06/01/36	510
New Jersey Economic Development Authority Revenue Bonds	1,900	5.000	07/01/38	2,030
New Jersey Economic Development Authority Revenue Bonds	1,500	5.375	01/01/43	1,673
New Jersey Economic Development Authority Revenue Bonds	100	5.000	07/01/47	107
New Jersey Economic Development Authority Revenue Bonds	1,250	5.000	01/01/48	1,330
New Jersey Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/46	992
New Jersey Health Care Facilities Financing Authority Revenue Bonds	100	5.000	07/01/30	112
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	300	4.125	07/01/38	316
New Jersey Health Care Facilities Financing Authority Revenue Bonds	500	6.625	07/01/38	526
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	150	5.000	07/01/46	169
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	675	4.342	12/15/27	456
New Jersey Transportation Trust Fund Authority Revenue Bonds	165	5.000	06/15/30	177
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,000	5.000	06/15/31	3,061
New Jersey Transportation Trust Fund Authority Revenue Bonds	790	5.014	12/15/32	372
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	600	Zero coupon	12/15/33	302
New Jersey Transportation Trust Fund Authority Revenue Bonds	100	Zero coupon	12/15/34	42
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	225	4.823	12/15/34	111
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	4,075	5.130	12/15/35	1,749
New Jersey Transportation Trust Fund Authority Revenue Bonds	550	5.591	12/15/35	218

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 253

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	125	Zero coupon	12/15/36	51
New Jersey Transportation Trust Fund Authority Revenue Bonds	125	5.632	12/15/36	47
New Jersey Transportation Trust Fund Authority Revenue Bonds	675	5.000	06/15/38	695
New Jersey Transportation Trust Fund Authority Revenue Bonds	400	5.500	06/15/41	421
New Jersey Transportation Trust Fund Authority Revenue Bonds	945	5.000	06/15/42	972
South Jersey Transportation Authority LLC Revenue Bonds	315	5.000	11/01/26	359
South Jersey Transportation Authority LLC Revenue Bonds	1,945	5.000	11/01/39	2,141
Tobacco Settlement Financing Corp. Revenue Bonds	2,930	4.750	06/01/34	2,796
Tobacco Settlement Financing Corp. Revenue Bonds	3,805	5.000	06/01/41	3,622
				26,027
New Mexico - 0.0%
City of Farmington Pollution Control Revenue Bonds	100	6.250	06/01/40	111

New York - 5.9%
Brooklyn Arena Local Development Corp. Revenue Bonds(µ)	30	3.000	07/15/43	29
County of Chautauqua Industrial Development Agency Revenue Bonds	650	5.875	04/01/42	679
Dutchess County Industrial Development Agency Revenue Bonds	1,200	4.500	08/01/36	992
Hempstead Town Local Development Corp. Revenue Bonds	25	5.000	07/01/30	29
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/33	40
Hempstead Town Local Development Corp. Revenue Bonds	35	5.000	07/01/35	40
Hempstead Town Local Development Corp. Revenue Bonds	30	5.000	07/01/36	34
Hempstead Town Local Development Corp. Revenue Bonds	20	5.000	07/01/38	23
Metropolitan Transportation Authority Revenue Bonds(Ê)	1,500	0.800	11/01/35	1,500
New York City Industrial Development Agency Revenue Bonds(µ)	2,175	5.000	01/01/39	2,180
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(Ê)	500	0.700	02/01/45	500
New York City Water & Sewer System Revenue Bonds(Ê)	500	0.730	06/15/50	500
New York Liberty Development Corp. Revenue Bonds	300	5.375	11/15/40	333
New York Liberty Development Corp. Revenue Bonds	2,400	5.000	11/15/44	2,602
New York Liberty Development Corp. Revenue Bonds	1,500	7.250	11/15/44	1,808
New York State Dormitory Authority Revenue Bonds	375	5.000	02/15/27	464
New York State Dormitory Authority Revenue Bonds	900	5.000	12/01/29	1,014
New York State Dormitory Authority Revenue Bonds	400	5.000	12/01/35	436
New York State Housing Finance Agency Revenue Bonds(Ê)	2,000	0.680	05/01/42	2,000
New York State Housing Finance Agency Revenue Bonds(µ)(Ê)	3,000	0.770	05/01/42	3,000
New York State Housing Finance Agency Revenue Bonds(µ)(Ê)	2,000	0.740	11/01/46	2,000
New York Transportation Development Corp. Revenue Bonds	350	5.000	08/01/21	384
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/26	539
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/31	534
New York Transportation Development Corp. Revenue Bonds	1,315	4.000	07/01/33	1,352
New York Transportation Development Corp. Revenue Bonds	2,100	5.000	07/01/46	2,274
New York Transportation Development Corp. Revenue Bonds	1,000	5.250	01/01/50	1,096
New York Transportation Development Corp. Revenue Bonds(µ)	300	4.000	01/01/51	303
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	250	6.000	06/01/48	256
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)(Ê)	1,200	1.000	11/01/32	1,200
Westchester County Local Development Corp. Revenue Bonds	125	5.000	11/01/46	137
				28,278
North Carolina - 0.2%
North Carolina Turnpike Authority Revenue Bonds	1,000	5.000	07/01/51	1,079

North Dakota - 0.1%
County of Burleigh North Dakota Revenue Bonds	705	5.200	04/15/46	711

Ohio - 4.5%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,180	5.125	06/01/24	2,987
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,300	5.375	06/01/24	1,235
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,840	5.875	06/01/30	2,670
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,675	5.750	06/01/34	1,555
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	4,850	Zero coupon	06/01/47	302
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,160	5.875	06/01/47	1,090

See accompanying notes which are an integral part of this quarterly report.

254 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	17,545	Zero coupon	06/01/52	577
Centerville Health Care Revenue Bonds	100	5.250	11/01/37	107
Centerville Health Care Revenue Bonds	150	5.250	11/01/50	158
County of Montgomery Ohio Revenue Bonds(Ê)	1,500	0.570	11/15/39	1,500
County of Montgomery Ohio Revenue Bonds(Ê)	2,000	0.590	11/15/39	2,000
Cuyahoga County Hospital Revenue Bonds	1,000	5.000	02/15/37	1,087
Cuyahoga County Hospital Revenue Bonds	4,000	5.250	02/15/47	4,349
Cuyahoga County Hospital Revenue Bonds	2,000	5.000	02/15/57	2,123
				21,740
Oklahoma - 1.3%
Norman Regional Hospital Authority Revenue Bonds	1,500	5.000	09/01/37	1,686
Oklahoma Development Finance Authority Revenue Bonds	1,675	5.000	08/01/47	1,803
Oklahoma Development Finance Authority Revenue Bonds	425	5.000	08/01/52	457
Oklahoma Development Finance Authority Revenue Bonds	125	5.250	08/01/57	136
Tulsa Airports Improvement Trust Revenue Bonds(Ê)	1,000	5.000	06/01/35	1,080
Tulsa County Industrial Authority Revenue Bonds	1,000	5.250	11/15/37	1,107
				6,269
Oregon - 1.2%
Astoria Hospital Facilities Authority Revenue Bonds	1,000	5.000	08/01/41	1,086
Oregon State Facilities Authority Revenue Bonds	1,000	5.000	10/01/36	1,062
Oregon State Facilities Authority Revenue Bonds	2,500	5.000	04/01/45	2,848
Oregon State Facilities Authority Revenue Bonds	500	5.000	10/01/46	552
				5,548
Pennsylvania - 5.0%
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds(Å)	3,250	5.000	05/01/42	3,375
City of Erie Higher Education Building Authority Revenue Bonds	2,065	5.000	09/15/33	2,137
City of Harrisburg Pennsylvania General Obligation Unlimited(µ)	285	4.697	09/15/22	226
City of Scranton Pennsylvania General Obligation Unlimited	100	5.000	11/15/32	102
Clairton Municipal Authority Revenue Bonds	240	5.000	12/01/42	260
East Hempfield Township Industrial Development Authority Revenue Bonds	600	5.000	07/01/45	618
Geisinger Authority Revenue Bonds(Ê)	100	0.956	05/01/37	86
Huntingdon County General Authority Revenue Bonds	1,000	5.000	05/01/46	1,078
Lancaster County Hospital Authority Revenue Bonds	1,000	5.250	07/01/41	1,077
Latrobe Industrial Development Authority Revenue Bonds	1,375	5.000	05/01/43	1,454
Montgomery County Industrial Development Authority Revenue Bonds	1,530	5.000	11/15/36	1,688
Montgomery County Industrial Development Authority Revenue Bonds	1,700	5.250	01/15/46	1,823
Northampton County General Purpose Authority Revenue Bonds	1,000	5.000	10/01/36	1,097
Pennsylvania Economic Development Financing Authority Revenue Bonds(ae)(Ê)	2,000	5.000	09/01/20	2,015
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,250	5.000	06/30/42	1,381
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	365	5.000	07/01/31	400
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	355	6.250	09/01/33	387
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	950	5.500	07/15/43	1,035
Pennsylvania Turnpike Commission Revenue Bonds	1,250	5.000	12/01/40	1,408
Scranton Redevelopment Authority Revenue Bonds(Å)	100	5.000	11/15/28	102
Scranton School District General Obligation Unlimited(µ)	2,000	4.250	06/01/37	2,087
				23,836
Puerto Rico - 6.6%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	540	5.500	07/01/19	562
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	110	5.000	07/01/21	63
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	320	5.250	07/01/24	346
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	100	5.000	07/01/31	104
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	130	5.125	07/01/31	74
Commonwealth of Puerto Rico General Obligation Unlimited	1,375	5.000	07/01/35	1,322
Commonwealth of Puerto Rico General Obligation Unlimited(Å)(Ø)	1,250	8.000	07/01/35	739
Commonwealth of Puerto Rico General Obligation Unlimited(Å)	720	6.000	07/01/39	417
Commonwealth of Puerto Rico General Obligation Unlimited	180	6.000	07/01/40	102
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	1,000	5.000	07/01/21	823
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	265	5.000	07/01/28	271

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 255

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	20	5.000	07/01/30	16
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	50	5.000	07/01/33	40
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,000	6.000	07/01/38	1,680
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	3,175	5.250	07/01/42	2,496
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	220	6.000	07/01/44	184
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	150	6.000	07/01/47	125
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	2,050	5.000	07/01/31	2,051
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	125	4.500	07/01/36	125
Puerto Rico Electric Power Authority Revenue Bonds(µ)	270	5.000	07/01/22	275
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	1,440	0.738	07/01/29	1,163
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	145	5.250	07/01/34	161
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	165	5.250	07/01/35	169
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	360	5.250	07/01/36	396
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	250	5.250	07/01/41	274
Puerto Rico Highway & Transportation Authority Revenue Bonds(Å)(µ)	245	5.250	07/01/31	257
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	525	5.250	07/01/33	583
Puerto Rico Highway & Transportation Authority Revenue Bonds	420	5.000	07/01/28	368
Puerto Rico Highway & Transportation Authority Revenue Bonds(Å)	205	5.000	07/01/32	50
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	160	4.750	07/01/38	157
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)	6,940	5.250	07/01/38	7,183
Puerto Rico Highway & Transportation Authority Revenue Bonds(Å)	180	5.000	07/01/42	44
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,230	5.500	07/01/23	2,402
Puerto Rico Infrastructure Financing Authority Revenue Bonds(Å)(µ)	510	5.500	07/01/25	552
Puerto Rico Infrastructure Financing Authority Revenue Bonds(Å)(µ)	675	Zero coupon	07/01/35	241
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	1,500	5.250	07/01/21	1,639
Puerto Rico Public Buildings Authority Revenue Bonds(Å)(µ)	425	6.000	07/01/24	439
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	115	6.750	08/01/16	31
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	155	6.250	08/01/19	36
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	360	5.375	08/01/39	97
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(Å)	1,570	5.500	08/01/42	424
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(µ)	14,125	5.953	08/01/45	2,743
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	235	6.125	08/01/19	54
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	900	13.321	08/01/34	68
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	900	12.592	08/01/35	67
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	200	11.873	08/01/37	13
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	780	6.000	08/01/42	211
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds(Å)	610	6.500	08/01/44	165
				31,802
Rhode Island - 0.4%
Rhode Island Health & Educational Building Corp. Revenue Bonds	500	5.000	05/15/39	539
Tobacco Settlement Financing Corp. Revenue Bonds	3,450	Zero coupon	06/01/52	369
Tobacco Settlement Financing Corp. Revenue Bonds	12,000	8.861	06/01/52	1,104
				2,012
South Carolina - 0.5%
South Carolina Jobs - Economic Development Authority Revenue Bonds	2,000	5.250	11/15/47	2,091
South Carolina Ports Authority Revenue Bonds	125	5.250	07/01/55	139
South Carolina State Public Service Authority Revenue Bonds	250	5.250	12/01/55	278
				2,508
Tennessee - 1.0%
Bristol Industrial Development Board Revenue Bonds(Å)	100	5.000	12/01/35	98
Bristol Industrial Development Board Revenue Bonds(Å)	300	5.125	12/01/42	291
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	2,000	5.000	10/01/44	2,162
Johnson City Health & Educational Facilities Board Revenue Bonds	1,000	5.000	08/15/42	1,068
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/40	113
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	1,000	5.000	10/01/41	1,112

See accompanying notes which are an integral part of this quarterly report.

256 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/46	112
				4,956
Texas - 5.0%
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.250	12/01/35	54
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	65	5.000	12/01/40	68
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.000	12/01/45	52
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/45	112
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/46	113
Central Texas Turnpike System Revenue Bonds	3,000	5.000	08/15/42	3,331
City of Aubrey Texas Revenue Bonds	700	7.250	09/01/45	689
City of Celina Texas Special Assessment	50	6.250	09/01/45	52
City of Celina Texas Special Assessment	100	7.500	09/01/45	109
City of Hackberry Special Assessment Contract Revenue Bonds	85	4.500	09/01/32	90
City of Hackberry Special Assessment Contract Revenue Bonds	130	4.500	09/01/38	135
City of Houston Texas Airport System Revenue Bonds	500	5.000	07/01/29	537
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/30	1,080
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/35	1,056
Clifton Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/45	541
Decatur Hospital Authority Revenue Bonds	200	5.250	09/01/44	213
Grand Parkway Transportation Corp.	375	5.800	10/01/23	341
Grand Parkway Transportation Corp. Revenue Bonds	2,500	5.500	04/01/53	2,852
Houston Independent School District General Obligation	2,000	4.000	02/15/42	2,120
Kaufman County Fresh Water Supply District No. 1-C(µ)	185	4.000	09/01/35	190
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds(Ê)	500	0.730	05/01/46	500
Midlothian Industrial Development Corp. Revenue Bonds(Ê)	3,200	0.730	08/01/34	3,200
New Hope Cultural Education Facilities Corp. Revenue Bonds	55	5.000	04/01/36	60
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,500	4.750	04/01/46	1,514
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	500	5.375	11/15/36	477
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	200	5.000	07/01/47	213
North East Texas Regional Mobility Authority Revenue Bonds	385	5.000	01/01/41	424
Red River Education Finance Corp. Texas Education Revenue Bonds	1,000	5.500	10/01/46	1,109
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	200	5.000	05/15/45	204
Texas City Industrial Development Corp. Revenue Bonds	1,000	4.125	12/01/45	988
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	750	6.250	12/15/26	908
Texas State Transportation Revenue Bonds	100	5.000	12/31/50	109
Texas State Transportation Revenue Bonds	100	5.000	12/31/55	109
Viridian Municipal Management District Special Assessment	86	4.000	12/01/21	89
Viridian Municipal Management District Special Assessment	385	4.750	12/01/43	378
				24,017
Utah - 0.3%
Salt Lake City Corp. Airport Revenue Revenue Bonds	1,350	5.000	07/01/47	1,545

Vermont - 0.6%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds	1,050	5.000	10/01/42	1,122
Vermont Student Assistance Corp. Revenue Bonds	1,600	4.500	06/15/45	1,600
				2,722
Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue Bonds(µ)	3,000	4.000	10/01/22	2,889
Virgin Islands Public Finance Authority Revenue Bonds	875	5.000	10/01/25	709
Virgin Islands Public Finance Authority Revenue Bonds	180	5.000	10/01/29	145
Virgin Islands Public Finance Authority Revenue Bonds	170	5.250	10/01/29	132
Virgin Islands Public Finance Authority Revenue Bonds	2,220	5.000	10/01/32	1,685
Virgin Islands Public Finance Authority Revenue Bonds	1,140	6.750	10/01/37	898
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/39	149
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	250	5.000	07/01/31	146
				6,753
Virginia - 0.7%

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 257

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Tobacco Settlement Financing Corp. Revenue Bonds	1,975		5.200	06/01/46	1,887
Tobacco Settlement Financing Corp. Revenue Bonds	125		5.000	06/01/47	119
Tobacco Settlement Financing Corp. Revenue Bonds	7,675		11.642	06/01/47	667
Virginia Small Business Financing Authority Revenue Bonds	150		5.000	07/01/34	163
Virginia Small Business Financing Authority Revenue Bonds	705		5.000	01/01/40	760
					3,596
Washington - 0.8%
Washington Health Care Facilities Authority Revenue Bonds(Ê)	2,350		0.520	08/15/41	2,350
Whidbey Island Public Hospital District General Obligation Unlimited	1,500		5.500	12/01/33	1,621
					3,971
Wisconsin - 1.0%
Oregon Public Finance Authority Revenue Bonds	630		5.250	05/15/37	681
Oregon Public Finance Authority Revenue Bonds	750		5.250	05/15/42	805
Public Finance Authority Revenue Bonds(Å)	300		3.000	11/15/22	301
Public Finance Authority Revenue Bonds	100		4.300	11/01/30	102
Public Finance Authority Revenue Bonds	500		5.000	07/01/42	521
Public Finance Authority Revenue Bonds	1,000		5.875	04/01/45	1,056
Public Finance Authority Revenue Bonds	340		5.250	07/01/47	355
Public Finance Authority Revenue Bonds(Å)	1,095		7.000	12/01/50	1,199
					5,020
Total Municipal Bonds (cost $465,069)					477,007

Short-Term Investments - 0.5%
U. S. Cash Management Fund	2,273,955	(8)			2,274
Total Short-Term Investments (cost $2,274)					2,274

Total Investments 99.5% (identified cost $467,343)					479,281
Other Assets and Liabilities, Net - 0.5%					2,397
Net Assets - 100.0%					481,678

See accompanying notes which are an integral part of this quarterly report.

258 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
2.5%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds	06/29/17	250,000	101.93	255	260
Bristol Industrial Development Board Revenue Bonds	11/10/16	300,000	96.56	290	291
Bristol Industrial Development Board Revenue Bonds	11/10/16	100,000	97.65	98	98
California Statewide Communities Development Authority Revenue Bonds	04/28/16	250,000	104.32	261	272
Charlotte County Industrial Development Authority Revenue Bonds	12/09/15	250,000	98.82	247	244
Commonwealth of Puerto Rico General Obligation Unlimited	06/02/15	130,000	71.62	93	74
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	720,000	65.87	474	417
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	235,000	69.73	164	134
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	110,000	81.57	90	63
Commonwealth of Puerto Rico General Obligation Unlimited	06/04/15	180,000	71.08	128	102
Commonwealth of Puerto Rico General Obligation Unlimited	10/31/16	1,250,000	65.13	814	739
Hawks Point Community Development District Special Assessment Bonds	06/23/17	185,000	104.08	193	192
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	98.87	99	100
Lakewood Ranch Stewardship District Special Assessment	04/26/17	100,000	99.25	99	101
Mohegan Tribal Finance Authority Revenue Bonds	01/25/17	610,000	99.45	607	645
Public Finance Authority Revenue Bonds	04/07/17	300,000	100.00	300	301
Public Finance Authority Revenue Bonds	06/23/17	1,095,000	106.38	1,165	1,199
Puerto Rico Highway s & Transportation Authority Revenue Bonds	04/25/17	245,000	105.57	259	257
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	60,000	53.34	32	4
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	180,000	54.90	99	44
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/02/15	205,000	56.28	115	50
Puerto Rico Highways & Transportation Authority Revenue Bonds	06/09/15	4,060,000	101.85	4,136	4,202
Puerto Rico Infrastructure Financing Authority Revenue Bonds	04/06/17	675,000	33.46	226	241
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	06/03/15	115,000	100.00	115	31
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	06/15/15	155,000	68.28	106	36
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	10/02/15	360,000	50.26	181	97
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	05/15/17	1,570,000	27.27	428	424
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	05/17/16	610,000	41.84	255	165
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	06/14/16	235,000	43.63	103	54
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	09/07/16	200,000	12.57	25	13
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	09/07/16	900,000	14.05	126	67
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	09/07/16	900,000	14.23	128	68
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	10/28/16	780,000	53.76	419	211
Scranton Redevelopment Authority Revenue Bonds	06/23/16	100,000	105.43	105	102
Two Lakes Community Development District Special Assessment Bonds	06/19/17	290,000	100.00	290	289
Two Lakes Community Development District Special Assessment Bonds	06/19/17	200,000	102.71	205	205
Union Park East Community Development District Special Assessment Bonds	06/02/17	100,000	98.75	99	99
Verano 1 Community Development District Special Assessment	05/04/17	100,000	98.39	98	100
Verano 1 Community Development District Special Assessment	05/30/17	100,000	100.00	100	102
					12,093
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Interest Rate Swap Contracts
Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Morgan Stanley	USD	4,700	Three Month LIBOR	2.250%	12/21/41	253
Morgan Stanley	USD	10,710	Three Month LIBOR	2.500%	09/20/47	141
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $461 (å)						394

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 259

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Municipal Bonds
Alabama	$—	$8,842	$—	$—	$8,842
Alaska	—	2,882	—	—	2,882
Arizona	—	3,718	—	—	3,718
California	—	60,207	—	—	60,207
Colorado	—	9,435	—	—	9,435
Connecticut	—	1,940	—	—	1,940
Delaware	—	1,066	—	—	1,066
District of Columbia	—	4,346	—	—	4,346
Florida	—	36,457	—	—	36,457
Georgia	—	6,968	—	—	6,968
Guam	—	7,973	—	—	7,973
Hawaii	—	2,250	—	—	2,250
Illinois	—	55,530	—	—	55,530
Indiana	—	5,244	—	—	5,244
Iowa	—	440	—	—	440
Kentucky	—	4,729	—	—	4,729
Louisiana	—	9,037	—	—	9,037
Maine	—	2,100	—	—	2,100
Maryland	—	8,412	—	—	8,412
Massachusetts	—	11,296	—	—	11,296
Michigan	—	16,123	—	—	16,123
Minnesota	—	9,409	—	—	9,409
Mississippi	—	1,500	—	—	1,500
Missouri	—	3,398	—	—	3,398
Nevada	—	662	—	—	662
New Hampshire	—	542	—	—	542
New Jersey	—	26,027	—	—	26,027
New Mexico	—	111	—	—	111
New York	—	28,278	—	—	28,278
North Carolina	—	1,079	—	—	1,079
North Dakota	—	711	—	—	711
Ohio	—	21,740	—	—	21,740
Oklahoma	—	6,269	—	—	6,269
Oregon	—	5,548	—	—	5,548
Pennsylvania	—	23,836	—	—	23,836
Puerto Rico	—	31,802	—	—	31,802
Rhode Island	—	2,012	—	—	2,012
South Carolina	—	2,508	—	—	2,508
Tennessee	—	4,956	—	—	4,956
Texas	—	24,017	—	—	24,017
Utah	—	1,545	—	—	1,545
Vermont	—	2,722	—	—	2,722
Virgin Islands	—	6,753	—	—	6,753
Virginia	—	3,596	—	—	3,596
Washington	—	3,971	—	—	3,971
Wisconsin	—	5,020	—	—	5,020
Short-Term Investments	—	—	—	2,274	2,274

See accompanying notes which are an integral part of this quarterly report.

260 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total

Total Investments	$—	$477,007	$—	$2,274	$479,281

Other Financial Instruments
Assets
Interest Rate Swap Contracts	—	394	—	—	394
T
Total Other Financial Instruments*	$—	$394	$—	$—	$394

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt High Yield Bond Fund 261

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 98.1%
Alabama - 3.8%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,153
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	594
Alabama Federal Aid Highway Finance Authority Revenue Bonds	13,500	5.000	09/01/26	16,898
Alabama Federal Aid Highway Finance Authority Revenue Bonds	3,250	5.000	09/01/28	4,045
Alabama Public School & College Authority Revenue Bonds	3,385	5.000	05/01/23	4,047
Black Belt Energy Gas District Revenue Bonds(ae)(Ê)	11,000	4.000	07/01/22	12,150
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,107
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,463
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	555
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/30	1,153
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/31	1,152
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,637
Pell City Special Care Facilities Financing Authority Revenue Bonds	9,000	5.000	12/01/31	9,886
University of South Alabama Revenue Bonds(µ)	1,530	5.000	11/01/24	1,837
University of South Alabama Revenue Bonds(µ)	1,695	5.000	11/01/25	2,048
University of South Alabama Revenue Bonds(µ)	1,000	5.000	10/01/31	1,195
University of South Alabama Revenue Bonds(µ)	715	5.000	10/01/32	850
University of South Alabama Revenue Bonds(µ)	1,555	5.000	10/01/34	1,832
University of South Alabama Revenue Bonds(µ)	325	5.000	10/01/36	381
				67,983
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds	1,170	5.000	04/01/25	1,343
Alaska Railroad Corp. Revenue Bonds	500	5.000	08/01/18	519
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	828
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	345
				3,035
Arizona - 2.3%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,036
Arizona Health Facilities Authority Revenue Bonds	2,000	5.000	02/01/18	2,035
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,036
Arizona Health Facilities Authority Revenue Bonds	2,255	5.000	02/01/34	2,408
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,260
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,048
City of Glendale Excise Tax Revenue Bonds	2,500	5.000	07/01/28	2,996
City of Glendale Excise Tax Revenue Bonds	2,505	5.000	07/01/29	2,979
City of Glendale Excise Tax Revenue Bonds	2,025	5.000	07/01/32	2,367
County of Pinal Arizona Revenue Bonds	2,455	5.000	08/01/21	2,796
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,125
Maricopa County Pollution Control Corp. Revenue Bonds(Ê)	2,310	5.200	06/01/43	2,516
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	175	5.000	07/01/20	193
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	275	5.000	07/01/21	312
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	250	5.000	07/01/27	306
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	125	5.000	07/01/28	152
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	215	5.000	07/01/29	259
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	765	5.000	07/01/30	915
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,729
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,239
Student & Academic Services LLC Revenue Bonds(µ)	200	5.000	06/01/26	235
Student & Academic Services LLC Revenue Bonds(µ)	425	5.000	06/01/27	496
Student & Academic Services LLC Revenue Bonds(µ)	390	5.000	06/01/28	453
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,655

See accompanying notes which are an integral part of this quarterly report.

262 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	948
Town of Marana Arizona Revenue Bonds	1,735	5.000	07/01/28	2,053
				40,547
Arkansas - 0.1%
County of Pulaski Arkansas Revenue Bonds	1,000	5.000	03/01/29	1,193
Henderson State University Revenue Bonds(µ)	220	3.000	11/01/18	225
Pulaski County Public Facilities Board Revenue Bonds	440	5.000	12/01/22	516
				1,934
California - 7.5%
Abag Finance Authority for Nonprofit Corps. Revenue Bonds	1,340	6.000	08/01/30	1,554
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	400	5.000	08/01/20	446
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	600	5.000	08/01/21	689
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	2,855	5.000	08/01/32	3,336
Anaheim Housing & Public Improvements Authority Revenue Bonds	2,450	5.000	10/01/31	2,802
Anaheim Housing & Public Improvements Authority Revenue Bonds	2,000	5.000	10/01/32	2,286
Brentwood Infrastructure Financing Authority Special Assessment(µ)	1,000	5.000	09/02/29	1,170
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/28	123
Brentwood Union School District General Obligation Unlimited	110	5.000	08/01/29	134
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/30	121
Brentwood Union School District General Obligation Unlimited	200	5.000	08/01/31	240
Brentwood Union School District General Obligation Unlimited	200	5.000	08/01/32	239
Brentwood Union School District General Obligation Unlimited	250	5.000	08/01/33	297
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/25	1,203
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/26	1,211
California Health Facilities Financing Authority Revenue Bonds	1,265	5.000	02/01/27	1,537
California Health Facilities Financing Authority Revenue Bonds	1,350	5.000	02/01/28	1,610
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,114
California Health Facilities Financing Authority Revenue Bonds	365	5.000	08/15/32	423
California Health Facilities Financing Authority Revenue Bonds	600	5.000	08/15/33	693
California Health Facilities Financing Authority Revenue Bonds	1,600	5.000	08/15/35	1,835
California Municipal Finance Authority Revenue Bonds	690	5.000	08/15/27	856
California Municipal Finance Authority Revenue Bonds	800	5.000	08/15/32	954
California Municipal Finance Authority Revenue Bonds	1,200	5.000	08/15/34	1,417
California Statewide Communities Development Authority Revenue Bonds	475	3.500	11/01/18	478
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,413
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,462
California Statewide Communities Development Authority Revenue Bonds	1,565	6.125	11/01/33	1,749
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	08/01/34	1,163
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	626
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,251
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	813
City of Fresno California Airport Revenue Bonds(µ)	225	5.000	07/01/22	261
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,828
City of Sacramento Unified School District General Obligation Unlimited(µ)	3,000	5.000	07/01/31	3,478
City of Vallejo California Water Revenue Bonds	1,755	5.250	05/01/27	2,083
City of Vallejo California Water Revenue Bonds	3,105	5.250	05/01/29	3,674
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	223
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	566
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	144
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	507
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,073
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	1,105	5.000	09/01/28	1,320
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	400	5.000	09/01/29	474
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)	775	5.000	09/01/32	905
Dinuba Redevelopment Agency Tax Allocation(µ)	590	5.000	09/01/33	668
Emeryville Redevelopment Agency Successor Agency Tax Allocation	1,980	5.000	09/01/20	2,200
Florin Resource Conservation District Revenue Bonds(µ)	300	4.000	09/01/17	301
Florin Resource Conservation District Revenue Bonds(µ)	455	4.000	09/01/18	470

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 263

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	545
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	772
Golden State Tobacco Securitization Corp. Revenue Bonds	3,690	5.000	06/01/28	4,362
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds(µ)	1,000	5.000	06/01/36	1,158
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	350	5.000	05/01/27	425
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	1,000	5.000	05/01/33	1,163
Jurupa California Public Authority Special Tax Revenue Bonds	425	3.500	09/01/17	426
Lynwood Unified School District General Obligation Unlimited(µ)	345	2.977	08/01/27	257
Lynwood Unified School District General Obligation Unlimited(µ)	390	3.139	08/01/28	277
Lynwood Unified School District General Obligation Unlimited(µ)	360	3.291	08/01/29	244
Lynwood Unified School District General Obligation Unlimited(µ)	525	3.444	08/01/30	338
Lynwood Unified School District General Obligation Unlimited(µ)	565	3.566	08/01/31	346
Lynwood Unified School District General Obligation Unlimited(µ)	500	3.678	08/01/32	291
Lynwood Unified School District General Obligation Unlimited(µ)	685	3.800	08/01/33	377
Lynwood Unified School District General Obligation Unlimited(µ)	630	3.892	08/01/34	329
Lynwood Unified School District General Obligation Unlimited(µ)	785	3.974	08/01/35	389
Lynwood Unified School District General Obligation Unlimited(µ)	990	4.024	08/01/36	467
Oxnard Financing Authority Revenue Bonds(µ)	740	5.000	06/01/21	840
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	875
Oxnard School District General Obligation Unlimited(µ)	810	5.250	08/01/28	987
Oxnard School District General Obligation Unlimited(µ)	325	5.250	08/01/29	393
Pajaro Valley Water Management Agency Revenue Bonds(µ)	775	4.000	03/01/18	790
Palomar Health General Obligation Unlimited	2,230	5.000	08/01/29	2,643
Riverside County Public Financing Authority Tax Allocation(µ)	2,270	5.000	10/01/27	2,722
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,099
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	9,585	5.000	01/15/29	11,022
San Leandro Unified School District General Obligation Unlimited(µ)	430	5.000	08/01/34	506
San Ysidro School District Certificate Of Participation(µ)	1,175	5.000	09/01/28	1,404
Sanger Unified School District General Obligation Unlimited(µ)	525	5.000	08/01/31	631
Sanger Unified School District General Obligation Unlimited(µ)	780	5.000	08/01/33	920
Sanger Unified School District General Obligation Unlimited(µ)	1,275	5.000	08/01/34	1,497
Shasta Lake Public Finance Authority Tax Allocation(µ)	385	5.000	12/01/25	472
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	984
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,557
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,111
State of California Department of Water Resources Revenue Bonds(ae)	860	5.000	06/01/18	889
State of California Department of Water Resources Revenue Bonds	140	5.000	12/01/21	145
State of California General Obligation Unlimited(ae)	635	5.250	07/01/19	687
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,199
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,687
State of California General Obligation Unlimited	365	5.250	07/01/21	395
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,108
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,509
State of California General Obligation Unlimited	5,760	5.000	03/01/26	7,051
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,894
State of California General Obligation Unlimited	2,685	5.000	10/01/29	2,755
State of California General Obligation Unlimited	450	5.000	02/01/31	519
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,525
Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,483
				134,885
Colorado - 2.2%
Centerra Metropolitan District No. 1 Tax Allocation	1,200	5.000	12/01/29	1,307
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,290
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,209
Colorado Educational & Cultural Facilities Authority Revenue Bonds	2,000	5.000	04/01/18	2,051
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,220	5.000	10/01/20	1,345
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,093

See accompanying notes which are an integral part of this quarterly report.

264 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Colorado Educational & Cultural Facilities Authority Revenue Bonds	850	5.000	12/01/31	953
Colorado Health Facilities Authority Revenue Bonds	135	5.250	06/01/23	135
Colorado Health Facilities Authority Revenue Bonds	1,500	5.000	09/01/30	1,736
Colorado Health Facilities Authority Revenue Bonds	685	5.250	02/01/31	726
Denver Health & Hospital Authority Revenue Bonds	525	4.250	12/01/33	542
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,814
Dominion Water & Sanitation District Revenue Bonds	5,500	5.250	12/01/27	5,657
E-470 Public Highway Authority Revenue Bonds	2,050	5.375	09/01/26	2,267
Eaton Area Park & Recreation District General Obligation Limited	470	5.500	12/01/30	512
High Plains Metropolitan District General Obligation Unlimited(µ)	500	5.000	12/01/35	579
Park 70 Metropolitan District General Obligation Unlimited	165	5.000	12/01/19	176
Park 70 Metropolitan District General Obligation Unlimited	195	5.000	12/01/20	212
Park Creek Metropolitan District General Obligation Limited(µ)	1,150	5.000	12/01/28	1,358
Park Creek Metropolitan District General Obligation Limited(µ)	510	5.000	12/01/29	597
Park Creek Metropolitan District Revenue Bonds	1,860	4.000	12/01/20	1,965
Regional Transportation District Certificate Of Participation	6,725	5.000	06/01/27	7,910
				39,434
Connecticut - 1.9%
City of Bridgeport Connecticut General Obligation Unlimited(µ)	965	5.000	07/01/29	1,108
City of Hartford Connecticut General Obligation Unlimited(µ)	155	5.000	08/15/22	171
City of Hartford General Obligation Unlimited(µ)	2,205	5.000	07/01/31	2,349
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,246
City of New Haven Connecticut General Obligation Unlimited(µ)	1,915	5.000	09/01/30	2,182
Connecticut Clean Water Fund Revenue Bonds	3,945	5.000	05/01/32	4,744
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,592
State of Connecticut General Obligation Unlimited	6,500	5.000	11/15/21	7,334
State of Connecticut General Obligation Unlimited	5,685	5.000	11/15/22	6,520
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	5,218
				34,464
District of Columbia - 0.4%
District of Columbia Revenue Bonds	2,000	3.875	07/01/24	2,000
District of Columbia Revenue Bonds	1,000	4.125	07/01/27	990
District of Columbia Revenue Bonds	2,000	5.000	06/01/36	2,164
Metropolitan Washington Airports Authority Revenue Bonds	1,205	5.000	10/01/35	1,338
				6,492
Florida - 7.0%
Capital Projects Finance Authority Revenue Bonds(µ)	220	5.125	10/01/21	221
Celebration Pointe Community Development District Special Assessment	350	4.000	05/01/22	354
Central Florida Expressway Authority Revenue Bonds	3,250	5.000	07/01/33	3,794
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,583
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,673
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,764
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,618
City of Lakeland Florida Department of Electric Utilities Revenue Bonds(µ)	2,000	5.000	10/01/17	2,013
City of Miami Beach Florida Parking Revenue Bonds(µ)	395	5.000	09/01/32	455
City of Miami Beach Florida Parking Revenue Bonds(µ)	1,755	5.000	09/01/33	2,015
City of North Port Florida Special Assessment(µ)	715	5.000	07/01/25	835
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,322
City of Tallahassee Florida Revenue Bonds	500	5.000	12/01/27	573
City of Tallahassee Florida Revenue Bonds	650	5.000	12/01/28	739
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,908
County of Miami-Dade Florida Aviation Revenue Revenue Bonds	935	5.250	10/01/30	1,045
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,465
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	4,144
County of Miami-Dade Florida Revenue Bonds(µ)	4,310	Zero coupon	10/01/35	1,948
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	9,723
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,598
Florida Municipal Power Agency Revenue Bonds	4,660	5.000	10/01/28	5,634

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 265

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,007
JEA Electric System Revenue Bonds	645	5.000	10/01/20	719
Kissimmee Utility Authority Revenue Bonds(µ)	1,000	5.000	10/01/17	1,006
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,487
Miami-Dade County Expressway Authority Revenue Bonds	350	5.000	07/01/18	363
Miami-Dade County Expressway Authority Revenue Bonds	1,400	5.000	07/01/31	1,650
Mid-Bay Bridge Authority Revenue Bonds	455	5.000	10/01/23	531
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	3,095
Orange County Health Facilities Authority Revenue Bonds	3,000	5.000	10/01/39	3,390
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,257
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,584
Palm Beach County Health Facilities Authority Revenue Bonds	1,000	3.000	12/01/17	1,005
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	940
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,912
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,731
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	752
State of Florida General Obligation Unlimited	11,000	5.000	06/01/21	12,572
State of Florida General Obligation Unlimited	2,990	5.000	06/01/22	3,511
Tampa Sports Authority Revenue Bonds	6,790	5.000	01/01/22	7,845
Volusia County School Board Certificate Of Participation(µ)	1,480	5.000	08/01/32	1,706
				125,487
Georgia - 0.9%
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,734
City of Atlanta Department of Aviation Revenue Bonds	825	5.250	01/01/30	927
City of Atlanta Georgia General Obligation Limited	3,415	5.000	12/01/21	3,959
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,444
City of Atlanta Water & Wastewater Revenue Bonds(µ)	1,305	5.500	11/01/19	1,435
City of Atlanta Water & Wastewater Revenue Bonds(µ)	695	5.500	11/01/23	763
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,129
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,220	5.000	08/01/22	1,408
Heard County Development Authority Revenue Bonds(Ê)	400	1.170	09/01/29	400
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,178
				15,377
Guam - 1.5%
Government of Guam Revenue Bonds	1,835	5.000	12/01/28	2,100
Guam Government Waterworks Authority Revenue Bonds	1,240	5.000	07/01/28	1,378
Guam Government Waterworks Authority Revenue Bonds	5,200	5.000	07/01/29	5,702
Guam Government Waterworks Authority Water & Wastewater System Revenue Bonds	300	5.000	07/01/31	330
Guam Power Authority Revenue Bonds(µ)	2,190	5.000	10/01/24	2,486
Guam Power Authority Revenue Bonds	2,500	5.500	10/01/30	2,662
Guam Power Authority Revenue Bonds	1,000	5.000	10/01/34	1,043
Territory of Guam Revenue Bonds	250	5.000	12/01/19	269
Territory of Guam Revenue Bonds	400	5.000	12/01/21	450
Territory of Guam Revenue Bonds	500	5.000	12/01/23	575
Territory of Guam Revenue Bonds	500	5.375	12/01/24	549
Territory of Guam Revenue Bonds	4,675	5.000	12/01/29	5,305
Territory of Guam Revenue Bonds	3,900	5.000	01/01/31	4,128
Territory of Guam Revenue Bonds	785	5.000	01/01/32	829
				27,806
Idaho - 0.8%
Idaho Health Facilities Authority Revenue Bonds	1,390	5.000	09/01/24	1,557
Idaho Health Facilities Authority Revenue Bonds	1,835	5.000	09/01/26	2,070
Idaho Health Facilities Authority Revenue Bonds	2,090	5.000	09/01/27	2,334
Idaho Health Facilities Authority Revenue Bonds	2,045	5.000	09/01/28	2,265
Idaho Health Facilities Authority Revenue Bonds	710	5.000	09/01/29	780
Idaho Health Facilities Authority Revenue Bonds	1,500	5.000	12/01/30	1,688
Idaho Housing & Finance Association Revenue Bonds(µ)	1,330	5.250	07/15/21	1,385
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,922

See accompanying notes which are an integral part of this quarterly report.

266 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,068
				15,069
Illinois - 10.3%
Chicago Board of Education Capital Improvement Tax Bonds	10,000	5.750	04/01/33	10,719
Chicago Board of Education General Obligation Unlimited(µ)	1,405	5.000	12/01/19	1,409
Chicago Board of Education General Obligation Unlimited(µ)	2,120	5.000	12/01/27	2,198
Chicago Board of Education General Obligation Unlimited(µ)	1,750	Zero coupon	12/01/30	889
Chicago Board of Education General Obligation Unlimited	5,000	7.000	12/01/42	5,136
Chicago Midway International Airport Revenue Bonds	4,435	5.000	01/01/34	4,976
Chicago O'Hare International Airport Revenue Bonds	9,750	5.000	01/01/33	11,316
Chicago Public Building Commission Revenue Bonds(µ)	1,830	5.250	12/01/18	1,909
City of Chicago General Obligation Unlimited	1,000	5.250	01/01/26	1,003
City of Chicago General Obligation Unlimited(µ)	7,600	5.250	01/01/31	8,294
City of Chicago Illinois General Obligation Unlimited	1,115	5.000	01/01/19	1,135
City of Chicago Illinois General Obligation Unlimited(µ)	575	5.000	12/01/19	576
City of Chicago Illinois General Obligation Unlimited(µ)	30	5.000	01/01/20	30
City of Chicago Illinois General Obligation Unlimited(µ)	250	4.250	01/01/21	251
City of Chicago Illinois General Obligation Unlimited	1,600	5.000	01/01/24	1,629
City of Chicago Illinois General Obligation Unlimited(µ)	2,275	5.250	01/01/24	2,306
City of Chicago Illinois General Obligation Unlimited	1,000	6.000	01/01/38	1,073
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,075
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	1,560	5.000	01/01/28	1,603
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	737
City of Chicago Illinois Revenue Bonds	500	5.250	01/01/38	518
City of Chicago Illinois Wastewater Transmission Revenue Bonds	625	5.000	01/01/18	635
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	560
City of Chicago Illinois Wastewater Transmission Revenue Bonds	1,630	5.000	01/01/35	1,776
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,095
City of Chicago Waterworks Revenue Bonds	1,000	5.000	11/01/18	1,048
City of Freeport Illinois General Obligation Unlimited(µ)	650	2.000	12/01/18	655
City of Springfield Illinois Electric Revenue Revenue Bonds	1,280	5.000	03/01/32	1,443
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,617
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,500	5.000	12/01/22	1,701
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,575	5.000	12/01/23	1,809
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	1,140	5.000	12/01/24	1,321
Cook County School District No. 170 Chicago Heights General Obligation Unlimited(µ)	610	5.000	12/01/26	713
County of Cook Illinois General Obligation Unlimited	350	5.000	11/15/21	388
County of Du Page Illinois General Obligation Limited	600	5.000	01/01/28	721
Illinois Finance Authority Revenue Bonds	1,000	5.000	11/15/18	1,051
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,114
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,104
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,042
Illinois Finance Authority Revenue Bonds	3,000	5.000	01/01/29	3,444
Illinois Finance Authority Revenue Bonds	2,500	5.750	08/15/29	2,787
Illinois Finance Authority Revenue Bonds(Ê)	2,050	0.610	10/01/29	2,050
Illinois Sports Facilities Authority Revenue Bonds(µ)	1,000	5.250	06/15/31	1,102
Illinois State Toll Highway Authority Revenue Bonds	5,000	5.000	12/01/32	5,771
Kendall County Forest Preserve District General Obligation Unlimited(µ)	1,000	5.000	01/01/20	1,082
Madison & Jersey Counties Unit School District No. 11(µ)	185	5.000	03/01/28	207
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley
General Obligation Unlimited(µ)	1,000	Zero coupon	01/01/21	936
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ)	850	5.000	01/01/33	933
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,504
Metropolitan Pier & Exposition Authority Revenue Bonds	8,565	5.000	12/15/28	9,009
Monroe & St. Clair Counties Community Unite School District No. 5 General Obligation
Unlimited(µ)	500	5.000	04/15/30	580
Northern Illinois Municipal Power Agency Revenue Bonds	345	5.000	12/01/26	413

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 267

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,500	5.000	06/01/18	1,546
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,064
Southern Illinois University Revenue Bonds(µ)	1,470	5.000	04/01/27	1,623
Southern Illinois University Revenue Bonds(µ)	850	5.000	04/01/28	936
Southwestern Illinois Development Authority Revenue Bonds(µ)	1,005	5.000	10/15/33	1,130
State of Illinois General Obligation Unlimited	515	5.000	02/01/21	550
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,140
State of Illinois General Obligation Unlimited	100	5.000	06/01/21	107
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,220
State of Illinois General Obligation Unlimited	615	5.000	01/01/22	643
State of Illinois General Obligation Unlimited	3,025	4.000	02/01/22	3,133
State of Illinois General Obligation Unlimited	200	5.000	05/01/22	217
State of Illinois General Obligation Unlimited	225	5.000	07/01/22	245
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,087
State of Illinois General Obligation Unlimited	130	4.000	01/01/23	134
State of Illinois General Obligation Unlimited	2,900	5.000	02/01/24	3,190
State of Illinois General Obligation Unlimited	5,000	5.000	08/01/24	5,374
State of Illinois General Obligation Unlimited	230	4.500	09/01/24	232
State of Illinois General Obligation Unlimited	240	4.000	01/01/25	243
State of Illinois General Obligation Unlimited	285	5.000	01/01/25	296
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,447
State of Illinois General Obligation Unlimited	100	4.000	03/01/26	100
State of Illinois General Obligation Unlimited	110	5.500	07/01/26	121
State of Illinois General Obligation Unlimited	155	4.750	09/01/26	156
State of Illinois General Obligation Unlimited	125	5.000	04/01/27	134
State of Illinois General Obligation Unlimited	3,735	5.500	07/01/27	4,064
State of Illinois General Obligation Unlimited	385	4.000	09/01/27	379
State of Illinois General Obligation Unlimited	2,120	5.000	02/01/28	2,314
State of Illinois General Obligation Unlimited	200	5.000	05/01/28	213
State of Illinois General Obligation Unlimited	125	5.250	07/01/29	133
State of Illinois General Obligation Unlimited(µ)	4,500	4.000	02/01/30	4,636
State of Illinois General Obligation Unlimited	2,175	5.000	05/01/30	2,293
State of Illinois General Obligation Unlimited	250	5.250	07/01/30	265
State of Illinois General Obligation Unlimited	50	5.000	03/01/31	52
State of Illinois General Obligation Unlimited	100	5.000	09/01/34	101
State of Illinois General Obligation Unlimited	120	4.250	01/01/36	115
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	13,854
State of Illinois Sports Facilities Authority Revenue Bonds	1,125	5.000	06/15/18	1,155
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	521
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,203
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,635
Village of Bellwood Illinois General Obligation Unlimited	1,000	5.875	12/01/27	1,178
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,075	5.000	12/01/32	2,345
Village of East Dundee Illinois General Obligation Unlimited(µ)	600	4.000	12/01/23	667
Village of Franklin Park Illinois General Obligation Unlimited(µ)	295	5.000	07/01/18	305
Village of Melrose Park Illinois General Obligation Unlimited(µ)	530	2.000	12/15/17	532
Volo Village Special Service Area No. 3 & 6 Special Tax(µ)	1,095	5.000	03/01/34	1,230
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	874
Western Illinois Economic Development Authority Revenue Bonds(µ)	1,140	5.000	01/01/27	1,301
Western Illinois Economic Development Authority Revenue Bonds(µ)	725	5.000	01/01/28	823
Western Illinois University Revenue Bonds(µ)	485	5.000	04/01/21	531
Western Illinois University Revenue Bonds(µ)	560	5.000	04/01/24	635
Williamson Jackson, Perry, Randolph Counties Community College Dist No. 530
General Obligation Unlimited(µ)	985	5.000	12/01/24	1,163
Williamson Jackson, Perry, Randolph Counties Community College Dist No. 530
General Obligation Unlimited(µ)	1,550	5.000	12/01/25	1,841

See accompanying notes which are an integral part of this quarterly report.

268 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Williamson Jackson, Perry, Randolph Counties Community College Dist No. 530
General Obligation Unlimited(µ)	1,030	5.000	12/01/26	1,229
				186,048
Indiana - 0.5%
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,107
Indiana Finance Authority Revenue Bonds(Ê)	7,540	0.530	11/01/39	7,540
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,021
				9,668
Iowa - 0.7%
City of Ames Iowa Revenue Bonds	2,000	5.000	06/15/31	2,283
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,567
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,712
Xenia Rural Water District Revenue Bonds	3,000	5.000	12/01/28	3,496
				12,058
Kansas - 0.3%
Crawford County Unified School District General Obligation Unlimited(µ)	650	5.000	09/01/35	752
Seward County Unified School District No. 480 Liberal General Obligation Unlimited	4,000	5.000	09/01/30	4,631
				5,383
Kentucky - 0.6%
City of Murray Kentucky Revenue Bonds	275	2.000	08/01/17	275
City of Murray Kentucky Revenue Bonds	420	2.000	08/01/18	420
Kentucky Economic Development Finance Authority Revenue Bonds	2,000	3.000	05/15/22	1,976
Kentucky Economic Development Finance Authority Revenue Bonds	2,500	5.000	06/01/27	2,882
Kentucky Economic Development Finance Authority Revenue Bonds	2,035	4.000	07/01/31	2,084
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,607
Louisville/Jefferson County Metropolitan Government Revenue Bonds	2,100	5.000	10/01/33	2,434
				11,678
Louisiana - 1.7%
City of New Orleans Louisiana Sewerage Service Revenue Bonds	1,000	5.000	06/01/35	1,144
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	2,955	5.000	12/01/32	3,423
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	1,000	5.000	12/01/33	1,153
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(Ê)	3,300	0.700	12/01/40	3,300
Lafayette Consolidated Government Revenue Bonds(µ)	805	5.000	11/01/20	894
Lafayette Consolidated Government Revenue Bonds(µ)	700	5.000	11/01/29	805
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	380	5.000	08/01/22	431
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,072
Louisiana Public Facilities Authority Revenue Bonds(Ê)	3,320	0.870	04/02/23	3,320
Louisiana Public Facilities Authority Revenue Bonds(µ)	1,615	5.000	09/01/29	1,861
Louisiana Public Facilities Authority Revenue Bonds	50	5.000	05/15/30	57
Louisiana Public Facilities Authority Revenue Bonds	595	5.000	11/01/33	652
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,578
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	7,966
State of Louisiana General Obligation Unlimited	850	5.000	08/01/24	1,022
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,531
				31,209
Maryland - 0.7%
Baltimore Convention Center Hotel Revenue Bonds	1,150	5.000	09/01/33	1,311
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/34	1,133
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/35	1,130
Baltimore Convention Center Hotel Revenue Bonds	1,000	5.000	09/01/36	1,127
County of Prince George's Revenue Bonds	575	5.000	04/01/18	587
County of Prince George's Revenue Bonds	1,175	5.000	04/01/19	1,234
Maryland Economic Development Corp. Revenue Bonds	985	5.125	06/01/20	1,057
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	955
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(Ê)	4,200	0.510	04/01/35	4,200
				12,734
Massachusetts - 1.6%

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 269

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Boston General Obligation Unlimited	2,000	5.000	04/01/25	2,481
Commonwealth of Massachusetts General Obligation Limited(µ)(Ê)	7,150	0.480	12/01/30	6,721
Commonwealth of Massachusetts Revenue Bonds	4,000	5.000	06/15/20	4,446
Massachusetts Clean Water Trust (The) Revenue Bonds	3,795	5.000	02/01/23	4,539
Massachusetts Clean Water Trust (The) Revenue Bonds(Ê)	5,000	2.012	08/01/23	5,098
Massachusetts Development Finance Agency Revenue Bonds	1,675	5.000	07/01/31	1,911
Massachusetts Development Finance Agency Revenue Bonds	3,665	5.000	07/01/34	4,167
				29,363
Michigan - 4.3%
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,764
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,892
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,018
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,076
Grand Rapids Public Schools General Obligation Unlimited(µ)	2,430	5.000	05/01/34	2,793
Grand Rapids Public Schools General Obligation Unlimited(µ)	1,000	5.000	05/01/35	1,147
Kalamazoo Hospital Finance Authority Revenue Bonds	1,500	4.000	05/15/31	1,572
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,628
Michigan Finance Authority Obligation Revenue Bonds	2,600	5.000	02/01/22	2,857
Michigan Finance Authority Obligation Revenue Bonds	3,000	5.250	02/01/27	3,434
Michigan Finance Authority Revenue Bonds	450	5.000	07/01/19	480
Michigan Finance Authority Revenue Bonds	600	5.000	12/01/20	648
Michigan Finance Authority Revenue Bonds	730	5.000	12/01/21	800
Michigan Finance Authority Revenue Bonds	770	5.000	12/01/22	853
Michigan Finance Authority Revenue Bonds	655	5.000	12/01/23	730
Michigan Finance Authority Revenue Bonds	2,000	5.000	04/01/25	2,330
Michigan Finance Authority Revenue Bonds	4,655	5.000	07/01/28	5,229
Michigan Finance Authority Revenue Bonds	1,375	5.000	07/01/29	1,534
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,484
Michigan Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,129
Michigan Finance Authority Revenue Bonds	5,000	5.000	11/15/31	5,792
Michigan Finance Authority Revenue Bonds	500	5.000	07/01/35	561
Michigan Finance Authority Revenue Bonds	1,500	4.000	11/15/36	1,534
Michigan Finance Authority Revenue Bonds	585	5.000	12/01/36	639
Michigan Financial Authority Revenue Bonds	1,000	5.000	11/01/27	1,133
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,047
Michigan Strategic Fund Tax Allocation(Ê)	15,000	4.125	07/01/45	15,259
Michigan Tobacco Settlement Finance Authority Revenue Bonds	3,150	5.125	06/01/22	3,136
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	500
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,027
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	504
Wayne County Airport Authority Revenue Bonds(µ)	3,915	5.000	12/01/39	4,399
				76,929
Minnesota - 0.8%
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	1,982
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	675	5.000	11/15/20	756
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	965	5.000	11/15/28	1,174
City of Rochester Minnesota Revenue Bonds(Ê)	1,125	4.000	11/15/30	1,167
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	755
Minnesota Agricultural & Economic Development Board Revenue Bonds(Ê)	4,160	0.870	09/01/21	4,160
State Paul Housing & Redevelopment Authority Revenue Bonds	2,145	5.000	11/15/25	2,339
State Paul Housing & Redevelopment Authority Revenue Bonds	2,250	5.000	11/15/26	2,443
				14,776
Mississippi - 0.5%
Mississippi Business Finance Corp. Revenue Bonds(Ê)	3,300	0.600	12/01/30	3,300
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	04/01/28	1,145
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	03/01/34	1,126

See accompanying notes which are an integral part of this quarterly report.

270 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,565
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	2,000	5.000	09/01/36	2,263
				9,399
Missouri - 0.9%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	810	5.000	10/01/28	848
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	2,065
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,274
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	537
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,073
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,071
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,818
County of Boone Missouri Revenue Bonds	2,760	5.000	08/01/30	3,088
County of Boone Missouri Revenue Bonds	1,700	4.000	08/01/33	1,748
Lees Summit Industrial Development Authority Revenue Bonds	1,550	5.000	08/15/36	1,600
Nixa Public Schools General Obligation Unlimited	500	5.000	03/01/33	545
				15,667
Nebraska - 0.7%
Central Plains Energy Project Revenue Bonds	1,565	5.000	09/01/32	1,711
Central Plains Energy Project Revenue Bonds	3,505	5.250	09/01/37	3,846
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,187
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,141
Sarpy County School District No. 1 General Obligation Unlimited	180	5.000	12/15/33	215
Sarpy County School District No. 1 General Obligation Unlimited	1,120	5.000	12/15/34	1,334
Sarpy County School District No. 1 General Obligation Unlimited	515	5.000	12/15/35	612
Sarpy County School District No. 1 General Obligation Unlimited	365	5.000	12/15/36	432
Scotts Bluff County Hospital Authority Revenue Bonds	1,000	5.000	02/01/20	1,063
				12,541
Nevada - 0.9%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,136
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,151
Clark County Water Reclamation District General Obligation Limited	3,640	5.000	07/01/22	4,281
County of Clark Nevada Airport System Revenue Bonds(µ)	1,000	5.000	07/01/22	1,074
County of Clark Nevada Revenue Bonds	2,965	5.000	07/01/29	3,478
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	2,940
Truckee Meadows Water Authority Revenue Bonds	1,600	5.000	07/01/37	1,884
				15,944
New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,500	5.000	01/01/34	1,674
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,825	5.000	01/01/36	2,026
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	1,615	5.000	01/01/37	1,791
				5,491
New Jersey - 4.9%
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/18	1,019
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,053
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,239
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	330
Casino Reinvestment Development Authority Revenue Bonds	600	5.000	11/01/18	621
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,028
City of Atlantic City General Obligation Unlimited(µ)	300	5.000	03/01/24	341
City of Atlantic City General Obligation Unlimited(µ)	500	5.000	03/01/25	571
City of Atlantic City General Obligation Unlimited(µ)	450	5.000	03/01/26	516
City of Atlantic City General Obligation Unlimited(µ)	350	5.000	03/01/27	402
City of Atlantic City General Obligation Unlimited(µ)	750	5.000	03/01/32	861
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,500	5.000	07/01/33	1,707
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,865	5.000	07/01/34	2,114
City of Paterson New Jersey General Obligation Unlimited(µ)	1,180	5.000	01/15/23	1,338

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 271

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Trenton New Jersey General Obligation Unlimited(µ)	1,680	5.000	07/15/23	1,946
Jersey City General Obligation Unlimited	450	5.000	11/01/31	535
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,601
New Jersey Economic Development Authority Revenue Bonds	6,435	5.000	06/15/19	6,749
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	2,954
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	81
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	06/15/22	2,193
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,239
New Jersey Economic Development Authority Revenue Bonds(µ)	700	5.500	09/01/24	781
New Jersey Economic Development Authority Revenue Bonds	795	5.000	07/01/27	896
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	798
New Jersey Educational Facilities Authority Revenue Bonds(µ)	450	5.000	07/01/32	509
New Jersey Educational Facilities Authority Revenue Bonds(µ)	2,885	5.000	07/01/33	3,333
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	09/15/17	1,005
New Jersey Health Care Facilities Financing Authority Revenue Bonds	490	4.250	07/01/18	502
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,355	3.600	07/01/19	1,421
New Jersey Health Care Facilities Financing Authority Revenue Bonds	900	3.850	07/01/20	970
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	07/01/27	1,184
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/28	1,177
New Jersey Health Care Facilities Financing Authority Revenue Bonds	2,300	5.000	07/01/29	2,710
New Jersey Health Care Facilities Financing Authority Revenue Bonds	300	5.000	07/01/30	337
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/31	1,152
New Jersey State Turnpike Authority Revenue Bonds	5,540	5.000	01/01/22	6,403
New Jersey State Turnpike Authority Revenue Bonds	3,485	5.000	01/01/23	4,116
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,624
New Jersey State Turnpike Authority Revenue Bonds	2,500	5.000	01/01/27	2,885
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	830	5.500	12/15/18	870
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	2,750	5.500	12/15/20	3,037
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,260	5.000	06/15/29	2,438
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,000	5.000	06/15/30	3,064
New Jersey Turnpike Authority Revenue Bonds	1,625	5.000	01/01/32	1,938
New Jersey Turnpike Authority Revenue Bonds	2,000	5.000	01/01/33	2,353
Newark Housing Authority Revenue Bonds(µ)	350	5.000	12/01/20	386
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,165
Tobacco Settlement Financing Corp. Revenue Bonds	55	4.500	06/01/23	55
Tobacco Settlement Financing Corp. Revenue Bonds	1,245	5.000	06/01/29	1,245
Tobacco Settlement Financing Corp. Revenue Bonds	3,300	4.750	06/01/34	3,149
				87,941
New Mexico - 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds	555	5.000	08/01/25	677

New York - 9.1%
Brooklyn Arena Local Development Corp. Revenue Bonds	1,125	5.000	07/15/28	1,324
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,562
Build NYC Resource Corp. Revenue Bonds(µ)	930	5.000	12/15/18	979
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,543
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/29	601
Build NYC Resource Corp. Revenue Bonds	700	5.000	08/01/30	835
Build NYC Resource Corp. Revenue Bonds	600	5.000	08/01/32	707
Build NYC Resource Corp. Revenue Bonds	500	5.000	08/01/33	587
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,618
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,345
City of New York New York General Obligation Unlimited	2,550	5.000	08/01/21	2,925
City of New York New York General Obligation Unlimited	2,445	5.000	08/01/22	2,876
City of New York New York General Obligation Unlimited	6,420	5.000	08/01/23	7,703
City of Yonkers New York General Obligation Limited(µ)	615	5.000	03/15/25	693
County of Nassau New York General Obligation Limited(µ)	725	5.000	04/01/39	830
Hudson Yards Infrastructure Corp. Revenue Bonds	11,095	5.000	02/15/35	13,125

See accompanying notes which are an integral part of this quarterly report.

272 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Hudson Yards Infrastructure Corp. Revenue Bonds	10,000	5.000	02/15/37	11,765
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,012
Metropolitan Transportation Authority Revenue Bonds(ae)	1,155	6.500	11/15/18	1,237
Metropolitan Transportation Authority Revenue Bonds(µ)	4,000	1.417	04/06/20	4,020
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,663
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,803
Metropolitan Transportation Authority Revenue Bonds	1,475	5.000	11/15/27	1,730
Metropolitan Transportation Authority Revenue Bonds	6,365	5.000	11/15/28	7,693
Metropolitan Transportation Authority Revenue Bonds	275	6.500	11/15/28	294
Metropolitan Transportation Authority Revenue Bonds	1,500	5.000	11/15/29	1,853
Metropolitan Transportation Authority Revenue Bonds	3,000	5.000	11/15/30	3,685
Metropolitan Transportation Authority Revenue Bonds	1,075	5.000	11/15/35	1,256
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,539
New York City Transitional Finance Authority Building Aid Revenue Bonds	2,635	5.000	07/15/28	3,251
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,001
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,480
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,522
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,058
New York General Obligation Unlimited(µ)(Ê)	5,000	0.800	08/01/24	5,000
New York State Dormitory Authority Revenue Bonds(ae)	5	5.250	02/15/19	5
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,087
New York State Dormitory Authority Revenue Bonds	995	5.250	02/15/21	1,060
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	206
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,715
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	846
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	7,970
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	809
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,949
New York State Dormitory Authority Revenue Bonds	1,710	5.000	12/15/28	2,020
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,703
New York State Energy Research & Development Authority Revenue Bonds(µ)(Ê)	3,190	0.433	03/01/27	3,062
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	797
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,648
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	13,349
Rensselaer City School District Certificate Of Participation(µ)	485	5.000	06/01/20	532
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	961
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,141
Triborough Bridge & Tunnel Authority Revenue Bonds	1,000	5.000	11/15/32	1,202
Triborough Bridge & Tunnel Authority Revenue Bonds	5,620	5.000	11/15/33	6,725
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,107
TSASC, Inc. New York Revenue Bonds	1,500	5.000	06/01/29	1,745
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,472
				164,226
North Carolina - 0.6%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	797
North Carolina Medical Care Commission Revenue Bonds	700	5.000	10/01/30	798
North Carolina Medical Care Commission Revenue Bonds	2,105	5.000	11/01/31	2,383
North Carolina Turnpike Authority Revenue Bonds(µ)	1,310	5.000	01/01/28	1,595
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,771
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,069
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,221
				10,634
North Dakota - 0.1%
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,427
County of Burleigh North Dakota Revenue Bonds	460	5.000	07/01/29	523
County of Burleigh North Dakota Revenue Bonds	500	5.000	07/01/31	569
				2,519
Ohio - 5.8%

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 273

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
American Municipal Power, Inc. Revenue Bonds	1,790	5.000	02/15/34	2,053
American Municipal Power, Inc. Revenue Bonds	1,605	5.000	02/15/36	1,835
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	5,700	5.125	06/01/24	5,353
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	475	5.375	06/01/24	451
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,650	5.875	06/01/30	2,492
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	6,495	5.750	06/01/34	6,032
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,101
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,340
City of Cleveland Ohio Revenue Bonds	1,500	5.000	10/01/37	1,697
Clermont County Port Authority Revenue Bonds(µ)	200	5.000	12/01/23	235
Cleveland Municipal School District General Obligation Unlimited	1,100	5.000	12/01/27	1,283
County of Cuyahoga Ohio Certificate Of Participation	14,065	5.000	12/01/27	16,423
County of Cuyahoga Ohio Certificate Of Participation	1,990	5.000	12/01/28	2,311
County of Hamilton Ohio Revenue Bonds	1,350	5.000	01/01/31	1,477
County of Hamilton Ohio Revenue Bonds	1,890	5.250	06/01/32	2,138
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,248
County of Montgomery Ohio Revenue Bonds(Ê)	15,435	0.570	11/15/39	15,435
County of Montgomery Ohio Revenue Bonds(Ê)	10,945	0.590	11/15/39	10,945
Cuyahoga County Hospital Revenue Bonds	7,450	5.000	02/15/37	8,097
Lakewood City School District General Obligation Unlimited	875	5.000	11/01/30	1,024
Middletown City School District General Obligation Unlimited	1,435	5.250	12/01/34	1,678
North Olmsted City School District General Obligation Unlimited(Ê)	420	1.750	12/01/19	425
Ohio Air Quality Development Authority Revenue Bonds(Ê)	255	4.250	08/01/29	244
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	6,960
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue
Bonds(Ê)	600	4.375	06/01/33	574
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,089
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,286
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,113
				105,339
Oklahoma - 0.3%
Comanche County Educational Facilities Authority Revenue Bonds	910	5.000	12/01/30	1,068
Lincoln County Educational Facilities Authority Revenue Bonds	680	5.000	09/01/27	799
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,138
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,356
				5,361
Oregon - 0.3%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,072
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	410	5.000	10/01/19	423
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,270
				4,765
Pennsylvania - 4.2%
Allegheny County Higher Education Building Authority Revenue Bonds	410	5.000	10/15/19	433
Allegheny County Higher Education Building Authority Revenue Bonds	590	5.000	10/15/20	633
Allegheny County Higher Education Building Authority Revenue Bonds	615	5.000	10/15/21	669
Allegheny County Higher Education Building Authority Revenue Bonds	650	5.000	10/15/22	710
Allegheny County Higher Education Building Authority Revenue Bonds	790	5.000	10/15/26	864
Allegheny County Higher Education Building Authority Revenue Bonds	835	5.000	10/15/27	912
Allegheny County Higher Education Building Authority Revenue Bonds	870	5.000	10/15/28	944
Allegheny County Higher Education Building Authority Revenue Bonds	660	3.000	10/15/29	593
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,118
Bethlehem Authority Revenue Bonds(µ)	1,000	5.000	11/15/17	1,011
City of Philadelphia General Obligation Unlimited(µ)	890	5.000	08/01/24	952
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/33	5,760
City of Philadelphia General Obligation Unlimited	5,000	5.000	08/01/34	5,737
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,713
City of Wilkes-Barre General Obligation Unlimited(µ)	1,000	4.000	11/15/38	1,016
Dallas Area Municipal Authority Revenue Bonds	430	4.000	05/01/18	436

See accompanying notes which are an integral part of this quarterly report.

274 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Dauphin County General Authority University Revenue Bonds	4,240	4.000	10/15/22	4,260
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,296
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,316
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,743
East Allegheny School District General Obligation Unlimited(µ)	350	3.000	04/01/19	357
General Authority of Southcentral Pennsylvania Revenue Bonds	370	5.000	12/01/28	422
Mifflin County School District General Obligation Limited(µ)	870	5.000	09/01/29	1,006
Mifflin County School District General Obligation Limited(µ)	1,000	5.000	09/01/30	1,150
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,354
Northampton County General Purpose Authority Revenue Bonds	285	5.000	10/01/30	318
Northampton County General Purpose Authority Revenue Bonds	150	5.000	10/01/31	166
Northern Tioga School District General Obligation Limited(µ)	650	5.000	04/01/30	772
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,175	5.000	01/01/22	1,178
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,187
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	700	5.000	07/01/31	767
Pennsylvania Turnpike Commission Revenue Bonds	1,000	5.000	12/01/22	1,177
Philadelphia Authority for Industrial Development Revenue Bonds	850	5.875	06/15/22	911
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,269
School District of Philadelphia (The) General Obligation Limited(µ)	4,605	5.000	09/01/27	5,396
Scranton School District General Obligation Limited	350	4.000	06/01/18	356
Scranton School District General Obligation Limited	1,175	5.000	06/01/19	1,238
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,154
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,329
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/28	1,146
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/29	1,143
State Public School Building Authority Revenue Bonds	3,000	5.000	04/01/32	3,228
Township of Bensalem Pennsylvania General Obligation Unlimited	1,380	5.250	06/01/29	1,641
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,073
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	250	3.000	08/01/17	250
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	225	4.000	08/01/18	232
West Mifflin School District General Obligation Limited(µ)	1,000	5.000	04/01/28	1,152
West Mifflin School District General Obligation Limited(µ)	3,045	4.000	04/01/30	3,168
Western Wayne School District General Obligation Unlimited(µ)	565	5.000	04/01/21	630
				75,286
Puerto Rico - 2.4%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	455	5.500	07/01/18	467
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	660	5.500	07/01/19	691
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	395	5.250	07/01/20	423
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	1,023
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	545	4.000	07/01/22	566
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	75	5.375	07/01/25	81
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	525	5.250	07/01/26	563
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	415	4.250	07/01/27	423
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/27	1,019
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	5,600	5.000	07/01/35	5,835
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	3,310	5.000	07/01/28	3,384
Puerto Rico Commonwealth General Obligation Unlimited(µ)	235	5.500	07/01/20	253
Puerto Rico Commonwealth General Obligation Unlimited Bonds(µ)	85	5.000	07/01/31	89
Puerto Rico Convention Center Authority Revenue Bonds(µ)	100	5.000	07/01/19	100
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,400	5.000	07/01/18	1,405
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	190	5.000	07/01/20	191
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	345	5.000	07/01/31	345
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,125	4.500	07/01/36	1,125
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,000	5.000	07/01/19	1,020
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,815	5.000	07/01/21	1,845
Puerto Rico Electric Power Authority Revenue Bonds(µ)	300	4.000	07/01/23	301
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,940	5.000	07/01/26	1,970

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 275

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Electric Power Authority Revenue Bonds(µ)	205	4.375	07/01/30	205
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	260	5.250	07/01/22	285
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	5,460	5.250	07/01/31	5,735
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	300	4.125	07/01/18	301
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	895	5.500	07/01/26	1,011
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.000	07/01/27	963
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	755
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,275	5.500	07/01/23	2,450
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	955	5.500	07/01/24	1,031
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,085	5.500	07/01/25	1,174
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,265	5.500	07/01/26	2,452
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	350	5.500	07/01/27	378
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,090	5.000	08/01/27	3,133
Puerto Rico Municipal Finance Agency Revenue Bonds(µ)	135	5.250	08/01/22	148
				43,140
Rhode Island - 0.3%
Providence Public Buildings Authority Revenue Bonds(µ)	500	5.875	06/15/26	561
Rhode Island Commerce Corp. Revenue Bonds	2,610	5.000	06/15/27	3,165
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,000	5.000	05/15/28	1,133
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,250	5.000	05/15/29	1,404
				6,263
South Carolina - 1.2%
County of Greenwood South Carolina Revenue Bonds(µ)(Ê)	150	0.396	10/01/34	140
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,050	4.000	12/01/27	1,173
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,500	4.000	12/01/28	1,661
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,087
South Carolina Public Service Authority Revenue Bonds	3,500	5.000	12/01/30	3,925
South Carolina Public Service Authority Revenue Bonds	2,060	5.000	12/01/31	2,359
South Carolina State Public Service Authority Revenue Bonds	3,310	5.000	12/01/36	3,570
Spartanburg Regional Health Services District Revenue Bonds	5,100	5.000	04/15/32	5,662
Sumter Two School Facilities, Inc. Revenue Bonds(µ)	1,360	5.000	12/01/26	1,615
				21,192
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds	1,000	5.000	11/01/35	1,135

Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	600	5.000	10/01/26	699
Chattanooga Industrial Development Board Revenue Bonds(µ)	2,000	5.000	10/01/30	2,012
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	728
Knox County Health Educational & Housing Facility Board Revenue Bonds	1,750	5.000	04/01/29	2,008
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	340	5.000	10/01/28	390
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	2,200	5.000	07/01/35	2,510
				8,347
Texas - 8.4%
Arlington Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,187
Arlington Higher Education Finance Corp. Revenue Bonds	450	5.000	12/01/27	554
Arlington Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/28	610
Arlington Higher Education Finance Corp. Revenue Bonds	785	5.000	12/01/33	930
Arlington Higher Education Finance Corp. Revenue Bonds	650	5.000	12/01/34	767
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/23	1,184
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/24	1,197
Bexar County Health Facilities Development Corp. Revenue Bonds	1,765	4.000	07/15/31	1,798
Central Texas Regional Mobility Authority Revenue Bonds	1,200	5.000	01/01/35	1,362
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	588
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,934
City of Donna Texas Revenue Bonds(µ)	1,090	5.000	02/15/31	1,240
City of El Paso Texas Water & Sewer Revenue Revenue Bonds	2,890	5.000	03/01/25	3,467

See accompanying notes which are an integral part of this quarterly report.

276 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Fort Worth Revenue Bonds	2,050	5.250	03/01/36	2,380
City of Houston Texas Airport System Revenue Bonds	560	5.000	07/01/25	642
City of Houston Texas Airport System Revenue Bonds	900	5.000	07/01/29	1,017
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,091
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,304
City of San Antonio Texas Electric & Gas Systems Revenue Bonds	10,050	5.000	02/01/25	12,335
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,485
Clifton Higher Education Finance Corp. Revenue Bonds	400	4.000	08/15/18	412
Conroe Independent School District General Obligation Unlimited(ae)	225	5.000	02/15/20	247
Conroe Independent School District General Obligation Unlimited	860	5.000	02/15/25	942
County of Fort Bend Texas General Obligation Limited	3,740	5.000	03/01/23	4,438
Dallas/Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	3,945
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,188
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,495
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,375
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	2,035
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,779
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,373
Dickinson Independent School District General Obligation Unlimited	1,800	4.000	02/15/29	2,000
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	1,039
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,567
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,165
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	867
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,577
Harris County-Houston Sports Authority Revenue Bonds	1,215	5.000	11/15/31	1,370
Houston Higher Education Finance Corp. Revenue Bonds(ae)	650	6.500	05/15/21	777
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,885
Karnes County Hospital District Revenue Bonds	570	4.000	02/01/19	582
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,201
Kerrville Health Facilities Development Corp. Revenue Bonds	1,100	4.000	08/15/19	1,144
Lower Colorado River Authority Revenue Bonds	2,000	5.500	05/15/31	2,374
Midlothian Industrial Development Corp. Revenue Bonds(Ê)	17,600	0.730	08/01/34	17,600
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	618
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	720
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	198
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	552
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,160	5.000	04/01/35	1,343
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,545	5.000	04/01/36	1,786
North East Texas Regional Mobility Authority Revenue Bonds	1,935	5.000	01/01/31	2,205
North Texas Tollway Authority Revenue Bonds(ae)	840	6.000	01/01/18	858
North Texas Tollway Authority Revenue Bonds	120	6.000	01/01/24	122
North Texas Tollway Authority Revenue Bonds	3,840	5.000	01/01/29	4,508
Reagan Hospital District of Reagan County General Obligation Limited	860	2.500	02/01/19	858
Reagan Hospital District of Reagan County General Obligation Limited	910	3.250	02/01/21	920
Reagan Hospital District of Reagan County General Obligation Limited	500	5.000	02/01/29	528
Reagan Hospital District of Reagan County General Obligation Limited	2,500	5.000	02/01/34	2,658
Royal Independent School District General Obligation Unlimited	1,545	5.000	02/15/28	1,917
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,300	5.000	09/01/33	1,499
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,350	5.000	09/01/34	1,550
State of Texas General Obligation Unlimited	2,910	5.000	04/01/22	3,400
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	100	2.500	12/01/18	100
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,000	4.000	05/15/27	1,010
Tarrant Regional Water District Revenue Bonds	6,000	5.000	03/01/21	6,803
Tarrant Regional Water District Revenue Bonds	1,150	5.000	03/01/22	1,341
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	3,775	6.250	12/15/26	4,571
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	1,034
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,938

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 277

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,639
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,448
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	300	4.000	08/15/18	309
Viridian Municipal Management District General Obligation Unlimited(µ)	1,000	6.000	12/01/27	1,254
Viridian Municipal Management District General Obligation Unlimited(µ)	500	6.000	12/01/32	621
Viridian Municipal Management District General Obligation Unlimited(µ)	995	6.000	12/01/33	1,235
				151,992
Utah - 0.2%
County of Salt Lake Utah Revenue Bonds(Ê)	2,000	5.000	12/01/33	2,052
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	535
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,338
				3,925
Vermont - 0.0%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	616

Virgin Islands - 0.9%
Virgin Islands Public Finance Authority Revenue Bonds	3,885	5.000	10/01/18	3,652
Virgin Islands Public Finance Authority Revenue Bonds	2,000	5.000	10/01/25	1,620
Virgin Islands Public Finance Authority Revenue Bonds	8,350	5.000	10/01/29	8,191
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	522
Virgin Islands Public Finance Authority Revenue Bonds(µ)	1,260	5.000	10/01/32	1,341
Virgin Islands Public Finance Authority Revenue Bonds	2,110	6.750	10/01/37	1,661
				16,987
Virginia - 0.8%
Ballston Quarter Community Development Authority Tax Allocation	500	5.000	03/01/26	498
Ballston Quarter Community Development Authority Tax Allocation	1,000	5.125	03/01/31	993
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	688
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,034
County of Fairfax Virginia General Obligation Unlimited	1,000	5.000	04/01/18	1,028
Henrico County Economic Development Authority Revenue Bonds	1,490	5.000	11/01/30	1,664
Virginia College Building Authority Revenue Bonds	530	5.000	07/01/19	555
Virginia College Building Authority Revenue Bonds	585	5.000	07/01/20	623
Virginia College Building Authority Revenue Bonds	710	5.250	07/01/30	788
Virginia Commonwealth Transportation Board Revenue Bonds	1,230	5.000	05/15/22	1,440
Virginia Resources Authority Revenue Bonds	3,795	5.000	11/01/21	4,393
				13,704
Washington - 3.3%
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,760	5.000	05/01/20	6,371
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,545	5.000	05/01/21	6,321
City of Seattle Washington Municipal Light & Power Revenue Bonds	2,820	5.000	05/01/22	3,304
County of King Washington Sewer Revenue Bonds	3,085	5.000	01/01/28	3,637
Energy Northwest Revenue Bonds	2,000	5.000	07/01/19	2,153
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,060	3.750	09/01/19	1,071
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,000	4.500	09/01/22	1,028
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115	5.000	12/01/18	1,175
Port of Seattle Washington Revenue Bonds	1,000	5.000	06/01/22	1,097
Port of Seattle Washington Revenue Bonds	1,285	5.000	03/01/23	1,524
State of Washington General Obligation Unlimited	11,660	5.000	02/01/25	14,338
State of Washington Revenue Bonds	8,000	5.000	09/01/20	8,911
Washington Health Care Facilities Authority Revenue Bonds	270	5.000	03/01/18	276
Washington Health Care Facilities Authority Revenue Bonds	700	5.000	07/01/30	800
Washington Health Care Facilities Authority Revenue Bonds(Ê)	5,800	0.520	08/15/41	5,800
Washington State Housing Finance Commission Revenue Bonds	1,400	4.375	01/01/21	1,400
				59,206
West Virginia - 0.1%
West Virginia Hospital Finance Authority Revenue Bonds(µ)(Ê)	450	0.595	02/15/34	409
West Virginia University Revenue Bonds	1,350	5.000	10/01/21	1,544
				1,953

See accompanying notes which are an integral part of this quarterly report.

278 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Wisconsin - 1.1%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000		5.500	12/01/30	4,572
Public Finance Authority Revenue Bonds	1,000		3.000	11/15/22	1,003
Public Finance Authority Revenue Bonds	1,250		5.125	11/15/29	1,299
State of Wisconsin General Obligation Unlimited	4,250		5.000	11/01/20	4,778
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500		5.000	07/01/19	1,614
Wisconsin Department of Transportation Revenue Bonds	5,950		5.000	07/01/22	7,004
					20,270
Wyoming - 0.1%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,075
County of Sweetwater Wyoming Revenue Bonds(ae)	40		5.000	12/15/17	40
County of Sweetwater Wyoming Revenue Bonds	960		5.000	12/15/18	974
					2,089
Total Municipal Bonds (cost $1,726,491)					1,768,968

Short-Term Investments - 1.6%
U. S. Cash Management Fund	29,338,840	(8)			29,342
Total Short-Term Investments (cost $29,342)					29,342

Total Investments 99.7% (identified cost $1,755,833)					1,798,310
Other Assets and Liabilities, Net - 0.3%					5,531
Net Assets - 100.0%					1,803,841

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 279

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Municipal Bonds
Alabama	$—	$67,983	$—	$—	$67,983
Alaska	—	3,035	—	—	3,035
Arizona	—	40,547	—	—	40,547
Arkansas	—	1,934	—	—	1,934
California	—	134,885	—	—	134,885
Colorado	—	39,434	—	—	39,434
Connecticut	—	34,464	—	—	34,464
District of Columbia	—	6,492	—	—	6,492
Florida	—	125,487	—	—	125,487
Georgia	—	15,377	—	—	15,377
Guam	—	27,806	—	—	27,806
Idaho	—	15,069	—	—	15,069
Illinois	—	186,048	—	—	186,048
Indiana	—	9,668	—	—	9,668
Iowa	—	12,058	—	—	12,058
Kansas	—	5,383	—	—	5,383
Kentucky	—	11,678	—	—	11,678
Louisiana	—	31,209	—	—	31,209
Maryland	—	12,734	—	—	12,734
Massachusetts	—	29,363	—	—	29,363
Michigan	—	76,929	—	—	76,929
Minnesota	—	14,776	—	—	14,776
Mississippi	—	9,399	—	—	9,399
Missouri	—	15,667	—	—	15,667
Nebraska	—	12,541	—	—	12,541
Nevada	—	15,944	—	—	15,944
New Hampshire	—	5,491	—	—	5,491
New Jersey	—	87,941	—	—	87,941
New Mexico	—	677	—	—	677
New York	—	164,226	—	—	164,226
North Carolina	—	10,634	—	—	10,634
North Dakota	—	2,519	—	—	2,519
Ohio	—	105,339	—	—	105,339
Oklahoma	—	5,361	—	—	5,361
Oregon	—	4,765	—	—	4,765
Pennsylvania	—	75,286	—	—	75,286
Puerto Rico	—	43,140	—	—	43,140
Rhode Island	—	6,263	—	—	6,263
South Carolina	—	21,192	—	—	21,192
South Dakota	—	1,135	—	—	1,135
Tennessee	—	8,347	—	—	8,347
Texas	—	151,992	—	—	151,992
Utah	—	3,925	—	—	3,925
Vermont	—	616	—	—	616
Virgin Islands	—	16,987	—	—	16,987
Virginia	—	13,704	—	—	13,704
Washington	—	59,206	—	—	59,206

See accompanying notes which are an integral part of this quarterly report.

280 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
West Virginia	—	1,953	—	—	1,953
Wisconsin	—	20,270	—	—	20,270
Wyoming	—	2,089	—	—	2,089
Short-Term Investments	—	—	—	29,342	29,342

Total Investments	$—	$1,768,968	$—	$29,342	$1,798,310

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Tax-Exempt Bond Fund 281

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Long-Term Investments - 0.2%
United States Government Treasuries - 0.2%
United States Treasury Floating Rate
Notes
1.243% due 10/31/18 (§)(Ê)	999		1,001

Total Long-Term Investments
(cost $999)			1,001

Short-Term Investments - 96.5%
U. S. Cash Management Fund (a)	609,521,311	(8)	609,583
United States Treasury Bills
0.817% due 08/10/17 (ç)(~)	52,678		52,666
0.856% due 08/17/17 (ç)(~)	15,200		15,194
0.977% due 09/14/17 (ç)(~)	3,600		3,596
1.071% due 12/07/17 (~)	7,180		7,153
Total Short-Term Investments
(cost $688,184)			688,192

Total Investments 96.7%
(identified cost $689,183)			689,193

Other Assets and Liabilities,
Net - 3.3%			23,758

Net Assets - 100.0%			712,951

(a) The U.S. Cash Management Fund is an investment fund which is valued daily and allows redemptions on a daily basis. The fund exists primarily for the investment and reinvestment of cash balances held by Russell Investment Company and Russell Investment Funds. Commodity Strategies
Fund’s ownership in the U.S. Cash Management Fund includes proportional ownership in United States Treasury Bills with approximate aggregate value of $30,548,929, which represents 4.29%, respectively of U.S. Cash Management Fund’s net assets.

See accompanying notes which are an integral part of this quarterly report.

282 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Aluminum Futures	57	USD	2,707	08/17	23
Aluminum Futures	180	USD	8,588	09/17	12
Aluminum Futures	235	USD	11,312	12/17	(97)
Aluminum Futures	59	USD	2,856	03/18	49
Brent Crude Oil Futures	513	USD	27,122	09/17	2,253
Brent Crude Oil Futures	70	USD	3,737	03/18	242
Coffee "C" Futures	81	USD	4,230	09/17	317
Coffee "C" Futures	21	USD	1,186	07/18	76
Copper Futures	186	USD	13,445	09/17	1,372
Copper Futures	124	USD	9,029	12/17	956
Copper Futures	62	USD	4,569	07/18	347
Corn Futures	1,117	USD	20,706	09/17	(1,129)
Corn Futures	233	USD	4,482	12/17	(57)
Cotton No. 2 Futures	325	USD	11,190	12/17	(562)
Gasoline RBOB Futures	221	USD	15,562	08/17	1,958
Gasoline RBOB Futures	79	USD	5,065	10/17	146
Gasoline RBOB Futures	33	USD	2,072	12/17	190
Gold 100 oz. Futures	238	USD	30,307	12/17	953
Gold 100 oz. Futures	50	USD	6,419	06/18	237
Lead Futures	3	USD	174	09/17	18
Lead Futures	165	USD	7,908	12/17	628
Lean Hogs Futures	2	USD	53	10/17	(2)
Lean Hogs Futures	35	USD	976	04/18	(8)
Live Cattle Futures	15	USD	672	10/17	(12)
Live Cattle Futures	39	USD	1,791	04/18	(33)
Natural Gas Futures	242	USD	6,761	08/17	(385)
Natural Gas Futures	354	USD	10,900	11/17	(1,497)
Natural Gas Futures	119	USD	3,712	02/18	(147)
New York Harbor ULSD Futures	117	USD	8,194	08/17	1,044
New York Harbor ULSD Futures	71	USD	4,985	10/17	78
Nickel Futures	101	USD	6,177	09/17	813
Nickel Futures	70	USD	4,305	12/17	108
Nickel Futures	23	USD	1,370	02/18	49
Nickel Futures	21	USD	1,305	06/18	169
Platinum Futures	44	USD	2,070	10/17	(35)
Silver Futures	41	USD	3,441	09/17	(46)
Silver Futures	78	USD	6,585	12/17	(552)
Silver Futures	26	USD	2,216	05/18	(50)
Soybean Futures	254	USD	12,792	11/17	797
Soybean Meal Futures	235	USD	7,191	12/17	350
Soybean Oil Futures	485	USD	10,223	12/17	700
Soybean Oil Futures	226	USD	4,796	03/18	194
Sugar 11 Futures	260	USD	4,342	09/17	281
Sugar 11 Futures	73	USD	1,275	02/18	56
Wheat Futures	716	USD	16,991	09/17	304
Wheat Futures	310	USD	7,781	12/17	(566)
WTI Crude Oil Futures	167	USD	8,378	08/17	755
WTI Crude Oil Futures	1	USD	50	09/17	3
WTI Crude Oil Futures	173	USD	8,714	10/17	81
WTI Crude Oil Futures	19	USD	959	11/17	6
WTI Crude Oil Futures	68	USD	3,439	04/18	223
Zinc Futures	27	USD	1,883	09/17	189
Zinc Futures	93	USD	6,511	12/17	75
Zinc Futures	25	USD	1,750	03/18	108
Zinc Futures	22	USD	1,536	05/18	1
Short Positions
Aluminum Futures	57	USD	2,707	08/17	(59)
Aluminum Futures	64	USD	3,054	09/17	(43)
Aluminum Futures	69	USD	3,321	12/17	(48)
Aluminum Futures	4	USD	194	03/18	(1)
Cocoa Futures	217	USD	4,470	09/17	(413)

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 283

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Coffee "C" Futures		111	USD	5,796	09/17	(507)
Lean Hogs Futures		22	USD	581	10/17	42
Natural Gas Futures		122	USD	3,457	09/17	310
New York Harbor ULSD Futures		57	USD	4,004	11/17	(499)
Nickel Futures		4	USD	245	09/17	(28)
Nickel Futures		5	USD	308	12/17	(31)
Nickel Futures		23	USD	1,235	02/18	(185)
Palladium Futures		24	USD	2,125	09/17	(89)
Silver Futures		51	USD	4,280	09/17	(57)
Soybean Futures		99	USD	4,986	11/17	(186)
Soybean Meal Futures		313	USD	10,185	12/17	(365)
Sugar 11 Futures		538	USD	8,984	09/17	597
Wheat Futures		343	USD	8,571	12/17	420
Zinc Futures		6	USD	418	09/17	(12)
Zinc Futures		28	USD	1,960	12/17	(110)
Zinc Futures		25	USD	1,750	03/18	(15)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						9,704

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty		Amount		Date	$
Bloomberg Commodity Index	Morgan Stanley		BRL	39,445	03/15/18	358
Bloomberg Commodity Index 2 Month Forward Index	BNP Paribas		USD	28,693	08/22/17	237
Bloomberg Commodity Index 2 Month Forward Index	Morgan Stanley		USD	10,796	08/22/17	89
Bloomberg Commodity Index 2 Month Forward Index	UBS		USD	36,292	08/22/17	300
Cargill Custom Index(#)	JPMorgan Chase		USD	160,953	03/29/18	1
Macquarie Commodity Customized Product(##)	Macquarie		USD	37,849	08/22/17	318
Merrill Lynch Commodity eXtra BIN1 Index(###)	Bank of America		USD	799	08/31/17	—
Merrill Lynch Commodity eXtra CS2T Index(####)	Bank of America		USD	47,550	08/22/17	358
Societe Generale P04T Index(#####)	Societe Generale		USD	27,560	08/22/17	233
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)						1,894

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The fixed fees embedded in the total return swaps held as of July 31, 2017 ranged from 0.00% to 0.15%. The floating rate fees were all based on the 3-month Treasury Bill rate plus a fee ranging from 0.148% to 0.256%.

(#) The following table represents the individual commodity positions underlying Cargill Custom Index swap contract:

Description	% Weights
Gold	11.8
Copper	8.5
Natural Gas	7.4
Soybeans	7.4
Brent Crude Oil	7.1
WTI Crude Oil	6.4
Aluminum	5.0
Silver	4.1
Heating Oil	3.6
Live Cattle	3.6
Unleaded Gasoline	3.4
Corn	3.2
Cotton	3.0
Soy Meal	3.0
Soybean Oil	2.8
Zinc	2.8
Sugar	2.5

See accompanying notes which are an integral part of this quarterly report.

284 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Coffee	2.4
Nickel	2.4
Lean Hogs	2.1
Wheat	1.9
London Cocoa	1.6
Kansas Wheat	1.4
Cocoa	(1.3)
Cash	3.9
Total	100.0

(##) The following table represents the individual commodity positions underlying Macquarie Commodity Customized Product swap contract:

Description	% Weights
Gold	12.1
Copper	8.5
Corn	7.7
Brent Crude Oil	7.3
Natural Gas	6.7
WTI Crude Oil	6.6
Soybeans	5.9
Aluminum	5.1
Silver	4.1
Live Cattle	3.9
Unleaded Gasoline	3.8
Wheat	3.8
Heating Oil	3.8
Soybean Meal	3.1
Zinc	2.8
Soybean Oil	2.8
Nickel	2.5
Sugar	2.5
Coffee	2.3
Lean Hogs	2.1
Cotton	1.3
Kansas Wheat	1.3
Total	100.0

(###) The following table represents the individual commodity positions underlying Merrill Lynch Commodity eXtra BIN1 Index swap contract:

Description	% Weights
Gold	18.1
Copper	13.0
Natural Gas	10.8
WTI Crude Oil	9.6
Soybeans	8.9
Live Cattle	5.9
Unleaded Gas	5.5
Heating Oil	5.4
Soybean Meal	4.6
Aluminum	4.5
Zinc	4.3

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 285

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Soybean Oil	4.1
Lean Hogs	3.3
Cotton	2.0
Total	100.0

(####) The following table represents the individual commodity positions underlying Merrill Lynch Commodity eXtra CS2T Index swap contract:

Description	% Weights
Gold	12.1
Copper	8.5
Corn	7.7
Brent Crude Oil	7.3
Natural Gas	6.7
WTI Crude Oil	6.6
Soybeans	6.0
Aluminum	5.1
Silver	4.1
Live Cattle	3.9
Unleaded Gasoline	3.8
Wheat	3.8
Heating Oil	3.7
Soybean Meal	3.1
Zinc	2.8
Soybean Oil	2.8
Nickel	2.5
Sugar	2.5
Coffee	2.3
Lean Hogs	2.1
Cotton	1.3
Kansas Wheat	1.3
Total	100.0

(#####) The following table represents the individual commodity positions underlying Societe Generale Commodity PO4T Index swap contract:

Description	% Weights
Gold	12.1
Copper	8.5
Corn	7.7
Brent Crude Oil	7.3
Natural Gas	6.7
WTI Crude Oil	6.7
Soybeans	5.9
Aluminum	5.1
Silver	4.1
Live Cattle	3.9
Unleaded Gasoline	3.8
Wheat	3.8
Heating Oil	3.7
Soybean Meal	3.1
Zinc	2.8
Soybean Oil	2.8
Nickel	2.5
Sugar	2.5
Coffee	2.3

See accompanying notes which are an integral part of this quarterly report.

286 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Lean Hogs	2.1
Cotton	1.3
Kansas Wheat	1.3
Total	100.0

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
United States Government Treasuries	$—	$1,001	$—	$—	$1,001
Short-Term Investments	—	78,609	—	609,583	688,192
Total Investments	—	79,610	—	609,583	689,193

Other Financial Instruments
Assets
Futures Contracts	17,530	—	—	—	17,530
Total Return Swap Contracts	—	1,894	—	—	1,894
Liabilities
Futures Contracts	(7,826)	—	—	—	(7,826)
Total Other Financial Instruments*	$9,704	$1,894	$—	$—	$11,598

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Commodity Strategies Fund 287

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.3%			China Resources Gas Group, Ltd.	267,969	1,017
Australia - 8.3%			COSCO SHIPPING Ports, Ltd.	4,938,149	6,046
APA Group	472,967	3,262	Hopewell Highway Infrastructure, Ltd.	290,059	178
Aurizon Holdings, Ltd.	524,202	2,108	Jiangsu Expressway Co. , Ltd. Class H	4,557,310	6,613
AusNet Services(Æ)	5,861,935	7,678			26,756
Macquarie Atlas Roads Group	755,581	3,361
Spark Infrastructure Group(Ñ)	6,525,372	13,068	France - 6.0%
Sydney Airport	1,212,399	6,534	Aeroports de Paris	91,718	15,531
Transurban Group - ADR(Æ)	5,851,802	53,479	Eiffage SA	16,681	1,615
		89,490	Engie SA	77,846	1,254
			Eutelsat Communications SA	15,219	412
Austria - 0.2%			Groupe Eurotunnel SE	2,622,231	29,061
Flughafen Wien AG	54,840	2,157	Rubis SCA	20,542	1,308
Oesterreichische Post AG	2,377	109	Suez Environnement Co.	226,503	4,098
		2,266	Veolia Environnement SA	57,090	1,288
			Vinci SA	118,478	10,621
Belgium - 0.1%					65,188
Elia System Operator SA	11,369	667
			Germany - 1.3%
Bermuda - 0.2%			E. ON SE	140,561	1,391
Brookfield Renewable Energy Partners,			Fraport AG Frankfurt Airport Services
LP	45,276	1,529	Worldwide	106,625	10,676
China Everbright Water, Ltd.	915,526	331	Innogy SE(Þ)	51,212	2,151
CK Infrastructure Holdings, Ltd.	48,958	457			14,218
		2,317
			Hong Kong - 1.1%
Brazil - 1.2%			CLP Holdings, Ltd.	412,657	4,400
Alupar Investimento SA	76,057	447	Hong Kong & China Gas Co. , Ltd.	328,899	622
CCR SA	755,675	4,139	MTR Corp. , Ltd.	64,402	372
Cia de Saneamento Basico do Estado de			Power Assets Holdings, Ltd.	648,193	6,432
Sao Paulo(Æ)	72,217	777			11,826
CPFL Energias Renovaveis SA(Æ)	34,319	143
EDP - Energias do Brasil SA(Æ)	396,300	1,826	India - 0.4%
Energisa SA	77,504	619	Petronet LNG, Ltd.	240,934	765
Transmissora Alianca de Energia			Power Grid Corp. of India, Ltd.	889,576	3,096
Eletrica SA	658,841	4,906			3,861
		12,857
			Indonesia - 0.1%
Canada - 9.4%			Sarana Menara Nusantara Tbk PT	3,173,755	954
Brookfield Infrastructure Partners, LP(Ñ)	82,663	3,345	Tower Bersama Infrastructure Tbk PT	936,817	474
Canadian Pacific Railway, Ltd.	3,596	563			1,428
Emera, Inc.	59,113	2,200
Enbridge, Inc.	1,208,201	50,085	Italy - 6.2%
Hydro One, Ltd. (Þ)	193,900	3,478	Atlantia SpA	1,804,880	54,738
Inter Pipeline, Ltd.	26,489	523	Ei Towers SpA	18,819	1,150
Keyera Corp.	58,778	1,837	Enav SpA(Þ)	75,529	347
Kinder Morgan(Þ)	41,970	591	Hera SpA	375,991	1,216
Pembina Pipeline Corp.	170,199	5,800	Infrastrutture Wireless Italiane SpA(Þ)	738,672	4,774
Progressive Waste Solutions, Ltd.	121,627	7,903	Snam Rete Gas SpA	871,296	4,124
TransCanada Corp.	447,494	22,867	Societa Iniziative Autostradali e Servizi
Veresen, Inc.	64,487	942	SpA	42,242	581
Westshore Terminals Investment Corp.	60,659	1,148			66,930
		101,282
			Japan - 2.9%
Chile - 0.3%			Central Japan Railway Co.	31,262	5,036
Aguas Andinas SA Class A	4,327,399	2,726	East Japan Railway Co.	77,800	7,303
Enersis Chile SA - ADR	84,488	462	Japan Airport Terminal Co. , Ltd.	37,566	1,395
		3,188	Kamigumi Co. , Ltd.	546,339	5,857
			Osaka Gas Co. , Ltd.	1,063,000	4,259
China - 2.5%			Park24 Co. , Ltd.	23,091	585
China Everbright International, Ltd.	1,750,174	2,287	Tokyo Gas Co. , Ltd.	1,179,000	6,257
China Merchants Port Holdings Co. , Ltd.	3,381,781	10,615

See accompanying notes which are an integral part of this quarterly report.

288 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
West Japan Railway Co.	13,100	941	United Utilities Group PLC	432,437	5,120
		31,633			59,348

Mexico - 1.9%			United States - 35.4%
Grupo Aeroportuario del Centro Norte			Advanced Disposal Services, Inc. (Æ)	2,863	69
SAB de CV - ADR(Ñ)	50,997	2,580	Alliant Energy Corp.	173,494	7,032
Grupo Aeroportuario del Pacifico SAB de			Ameren Corp.	94,048	5,276
CV - ADR	44,765	5,130	American Electric Power Co. , Inc.	274,543	19,366
Grupo Aeroportuario del Pacifico SAB de			American Tower Corp. (ö)	42,291	5,766
CV Class B	678,417	7,769	American Water Works Co. , Inc.	64,849	5,259
Infraestructura Energetica Nova SAB			Antero Midstream GP LP(Ñ)	23,512	499
de CV	149,233	846	Antero Midstream Partners, LP	958	33
OHL Mexico SAB de CV	2,034,287	2,637	Atmos Energy Corp.	65,360	5,671
Promotora y Operadora de			Avangrid, Inc.	404	18
Infraestructura SAB de CV	77,484	851	Black Hills Corp.	719	50
Promotora y Operadora de			Boardwalk Pipeline Partners, LP	415,446	6,955
Infraestructura SAB de CV Class L	44,994	396	CenterPoint Energy, Inc.	68,875	1,942
		20,209	Cheniere Energy, Inc. (Æ)	95,985	4,338
			Chesapeake Utilities Corp.	5,335	412
Netherlands - 0.9%			CMS Energy Corp.	190,871	8,826
Koninklijke Vopak NV	209,550	9,987	Connecticut Water Service, Inc.	1,988	113
			Crown Castle International Corp. (ö)	177,927	17,896
New Zealand - 1.1%			CSX Corp.	13,680	675
Auckland International Airport, Ltd.	1,649,768	8,624	Digital Realty Trust, Inc. (ö)	10,296	1,188
Infratil, Ltd.	659,946	1,531	Dominion Energy, Inc.	286,582	22,118
Port of Tauranga, Ltd. (Ñ)	592,323	2,081	DTE Energy Co.	22,095	2,365
		12,236	Duke Energy Corp.	63,764	5,428
Singapore - 0.7%			Edison International	84,918	6,681
CitySpring Infrastructure Trust(Æ)	4,613,999	1,872	El Paso Electric Co.	4,347	226
ComfortDelGro Corp. , Ltd.	820,499	1,397	Enbridge Energy Management LLC(Æ)	408,191	6,196
Hutchison Port Holdings Trust Class U	2,240,919	1,064	Enterprise Products Partners, LP(Ñ)	724,757	19,713
Keppel DC REIT(Æ)(ö)	109,062	103	Equinix, Inc. (ö)	7,030	3,169
NetLink NBN Trust(Æ)	1,088,868	655	Eversource Energy	151,787	9,227
Parkway Life Real Estate Investment			Genesee & Wyoming, Inc. Class A(Æ)	32,594	2,124
Trust(Æ)(ö)	786,595	1,573	Great Plains Energy, Inc.	280,036	8,642
SATS, Ltd.	250,902	894	Hess Midstream Partners, LP(Ñ)	59,687	1,262
		7,558	Kansas City Southern	38,558	3,979
			Kinder Morgan, Inc.	2,201,288	44,972
Spain - 8.8%			Macquarie Infrastructure Corp.	36,255	2,748
Abertis Infraestructuras SA	1,436,983	28,389	Magellan Midstream Partners, LP(Ñ)	50,439	3,519
Aena SA(Þ)	225,049	44,014	New Jersey Resources Corp.	10,101	426
Cellnex Telecom SA(Þ)	60,129	1,352	NextEra Energy, Inc.	222,005	32,433
Enagas SA	64,570	1,825	NiSource, Inc.	453,943	11,830
Endesa SA - ADR	49,511	1,173	Noble Midstream Partners, LP(Ñ)	691	31
Ferrovial SA	428,085	9,244	ONE Gas, Inc.	12,109	881
Iberdrola SA	698,009	5,504	ONEOK, Inc.	64,174	3,630
Red Electrica Corp. SA	194,202	4,164	Pattern Energy Group, Inc. Class A	36,798	924
		95,665	PG&E Corp.	446,337	30,213
			Pinnacle West Capital Corp.	35,611	3,089
Switzerland - 1.8%			Plains All American Pipeline, LP(Ñ)	237,231	6,256
Flughafen Zurich AG	78,405	20,007	Plains GP Holdings, LP Class A	48,645	1,330
			PNM Resources, Inc.	11,583	462
United Kingdom - 5.5%			PPL Corp.	32,999	1,265
Centrica PLC	229,568	601	Republic Services, Inc. Class A	18,116	1,163
National Grid PLC	2,805,289	34,649	Rice Midstream Partners, LP	1,536	32
National Grid PLC - ADR	63,286	3,956	SBA Communications Corp. (Æ)(ö)	51,115	7,031
Pennon Group PLC	93,305	991	Sempra Energy	99,886	11,288
Scottish & Southern Energy PLC	424,362	7,726	Southern Co. (The)	25,637	1,229
Severn Trent PLC Class H	213,338	6,305	Southwest Gas Holdings, Inc.	16,184	1,296
			Targa Resources Corp.	53,900	2,501

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 289

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	UGI Corp.	53,136		2,682
	Union Pacific Corp.	27,187		2,799
	Unitil Corp.	11,818		600
	Waste Management, Inc.	22,519		1,692
	WEC Energy Group, Inc.	64,276		4,047
	Williams Cos. , Inc. (The)	167,016		5,308
	Xcel Energy, Inc.	309,308		14,633
				382,824

	Total Common Stocks
	(cost $851,241)			1,041,741

	Investments in Other Funds - 0.2%
	3i Infrastructure PLC	315,670		818
	John Laing Infrastructure Fund, Ltd.	506,894		909
	Total Investments in Other Funds
	(cost $1,594)			1,727

Short	-Term Investments - 2.9%
	United States - 2.9%
	U. S. Cash Management Fund	31,611,716	(8)	31,615
	Total Short-Term Investments
	(cost $31,615)			31,615

	Other Securities - 2.9%
	U. S. Cash Collateral Fund(×)	31,234,129	(8)	31,234
	Total Other Securities
	(cost $31,234)			31,234

	Total Investments 102.3%
	(identified cost $915,684)			1,106,317

	Other Assets and Liabilities, Net
-	(2.3%)			(24,562)
	Net Assets - 100.0%			1,081,755

See accompanying notes which are an integral part of this quarterly report.

290 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	37	EUR	1,883	08/17	(41)
DAX Index Futures	2	EUR	605	09/17	(11)
EURO STOXX 50 Index Futures	47	EUR	1,620	09/17	(33)
FTSE 100 Index Futures	21	GBP	1,535	09/17	(21)
Hang Seng Index Futures	12	HKD	16,337	08/17	27
IBEX 35 Index Futures	52	EUR	5,460	08/17	(43)
S&P E-Mini Utilities Select Sector Index Futures	296	USD	15,854	09/17	(55)
S&P/TSX 60 Index Futures	28	CAD	4,981	09/17	(41)
SPI 200 Index Futures	36	AUD	5,095	09/17	(16)
TOPIX Index Futures	6	JPY	97,170	09/17	1
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(233)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Australia and New Zealand Banking Group	USD	233	JPY	25,767	08/02/17	—
Bank of America	USD	142	CAD	180	09/20/17	2
Bank of America	USD	277	CAD	350	09/20/17	4
Bank of America	USD	163	EUR	139	08/01/17	1
Bank of America	USD	963	EUR	830	09/20/17	23
Bank of America	USD	1,379	EUR	1,210	09/20/17	57
Bank of America	USD	162	GBP	123	08/01/17	1
Bank of America	USD	105	GBP	80	09/20/17	1
Bank of America	USD	181	GBP	140	09/20/17	4
Bank of America	USD	184	GBP	140	09/20/17	1
Bank of America	USD	120	JPY	13,425	08/01/17	1
Bank of America	USD	145	JPY	16,180	09/20/17	2
Bank of America	AUD	138	USD	110	08/01/17	—
Bank of America	AUD	308	USD	246	08/01/17	(1)
Bank of America	AUD	670	USD	535	08/01/17	(1)
Bank of America	AUD	699	USD	558	08/01/17	(1)
Bank of America	AUD	290	USD	231	09/20/17	(1)
Bank of America	AUD	570	USD	446	09/20/17	(10)
Bank of America	AUD	710	USD	537	09/20/17	(32)
Bank of America	AUD	760	USD	572	09/20/17	(36)
Bank of America	CAD	147	USD	118	08/02/17	—
Bank of America	CAD	154	USD	123	08/02/17	—
Bank of America	CAD	517	USD	414	08/02/17	—
Bank of America	CAD	616	USD	494	08/02/17	—
Bank of America	CAD	1,440	USD	1,154	08/02/17	(1)
Bank of America	CAD	180	USD	140	09/20/17	(5)
Bank of America	CAD	540	USD	407	09/20/17	(26)
Bank of America	CHF	928	USD	957	08/02/17	(3)
Bank of America	EUR	143	USD	168	08/01/17	(1)
Bank of America	EUR	185	USD	218	08/01/17	(2)
Bank of America	EUR	253	USD	297	08/01/17	(2)
Bank of America	EUR	303	USD	356	08/01/17	(3)
Bank of America	EUR	456	USD	535	08/01/17	(4)
Bank of America	EUR	482	USD	567	08/01/17	(4)
Bank of America	EUR	518	USD	609	08/01/17	(5)
Bank of America	EUR	655	USD	769	08/01/17	(6)
Bank of America	EUR	689	USD	809	08/01/17	(6)

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 291

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	EUR	734	USD	862	08/01/17	(7)
Bank of America	EUR	995	USD	1,169	08/01/17	(9)
Bank of America	EUR	480	USD	552	09/20/17	(17)
Bank of America	EUR	590	USD	675	09/20/17	(25)
Bank of America	EUR	1,170	USD	1,308	09/20/17	(81)
Bank of America	GBP	147	USD	193	08/01/17	(1)
Bank of America	GBP	290	USD	381	08/01/17	(2)
Bank of America	GBP	140	USD	181	09/20/17	(4)
Bank of America	GBP	150	USD	190	09/20/17	(8)
Bank of America	HKD	1,918	USD	246	08/01/17	—
Bank of America	HKD	2,095	USD	268	08/01/17	—
Bank of America	HKD	4,838	USD	619	08/01/17	—
Bank of America	HKD	1,290	USD	166	09/20/17	—
Bank of America	HKD	1,320	USD	169	09/20/17	—
Bank of America	HKD	2,580	USD	331	09/20/17	1
Bank of America	HKD	2,730	USD	350	09/20/17	—
Bank of America	JPY	21,024	USD	189	08/02/17	(1)
Bank of America	JPY	21,237	USD	191	08/02/17	(1)
Bank of America	JPY	15,850	USD	145	09/20/17	1
Bank of America	JPY	32,550	USD	293	09/20/17	(3)
Bank of America	MXN	3,876	USD	218	08/02/17	—
Bank of America	NZD	841	USD	629	08/01/17	(2)
Bank of Montreal	USD	798	AUD	1,000	09/20/17	1
Bank of Montreal	USD	1,143	CAD	1,420	09/20/17	(4)
Bank of Montreal	USD	2,499	EUR	2,120	09/20/17	17
Bank of Montreal	USD	395	GBP	300	09/20/17	1
Bank of Montreal	USD	519	HKD	4,050	09/20/17	—
Bank of Montreal	USD	294	JPY	32,440	09/20/17	1
Bank of Montreal	CAD	750	USD	564	09/20/17	(38)
Bank of Montreal	EUR	930	USD	1,047	09/20/17	(56)
Bank of Montreal	GBP	160	USD	203	09/20/17	(8)
Brown Brothers Harriman	USD	218	AUD	280	09/20/17	6
Brown Brothers Harriman	USD	451	AUD	570	09/20/17	4
Brown Brothers Harriman	USD	171	HKD	1,330	09/20/17	—
Brown Brothers Harriman	USD	344	HKD	2,680	09/20/17	—
Brown Brothers Harriman	USD	146	JPY	16,190	09/20/17	1
Brown Brothers Harriman	AUD	280	USD	213	09/20/17	(10)
Brown Brothers Harriman	CAD	710	USD	558	09/20/17	(12)
Brown Brothers Harriman	EUR	560	USD	641	09/20/17	(25)
Brown Brothers Harriman	GBP	220	USD	285	09/20/17	(5)
Brown Brothers Harriman	HKD	2,560	USD	328	09/20/17	—
Brown Brothers Harriman	JPY	32,270	USD	284	09/20/17	(9)
Citibank	USD	213	AUD	280	09/20/17	11
Citibank	USD	320	HKD	2,490	09/20/17	—
Citibank	USD	285	JPY	32,140	09/20/17	7
Credit Suisse	USD	1	MXN	12	08/03/17	—
Credit Suisse	CHF	80	USD	83	08/03/17	—
Deutsche Bank	USD	114	CAD	143	08/01/17	1
Deutsche Bank	JPY	54,158	USD	490	08/03/17	(2)
JPMorgan Chase	USD	496	AUD	622	08/01/17	2
JPMorgan Chase	USD	83	AUD	104	08/02/17	—
JPMorgan Chase	GBP	6	USD	7	08/01/17	—
JPMorgan Chase	GBP	359	USD	474	08/02/17	—
National Australia Bank	USD	398	CAD	496	08/02/17	—
National Australia Bank	USD	352	EUR	300	08/01/17	4
National Australia Bank	CAD	472	USD	376	08/01/17	(3)
Royal Bank of Canada	USD	1,034	AUD	1,357	09/20/17	51
Royal Bank of Canada	USD	1,036	CAD	1,364	09/20/17	59

See accompanying notes which are an integral part of this quarterly report.

292 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	2,254	EUR	1,990	09/20/17	108
Royal Bank of Canada	USD	471	GBP	367	09/20/17	14
Royal Bank of Canada	USD	415	HKD	3,227	09/20/17	(1)
Royal Bank of Canada	USD	149	JPY	16,239	09/20/17	(2)
Royal Bank of Canada	CAD	350	USD	263	09/20/17	(18)
Royal Bank of Canada	EUR	530	USD	595	09/20/17	(34)
Royal Bank of Canada	GBP	150	USD	191	09/20/17	(8)
Standard Chartered	USD	1,033	AUD	1,357	09/20/17	52
Standard Chartered	USD	1,036	CAD	1,364	09/20/17	58
Standard Chartered	USD	2,253	EUR	1,990	09/20/17	109
Standard Chartered	USD	471	GBP	367	09/20/17	14
Standard Chartered	USD	415	HKD	3,227	09/20/17	(1)
Standard Chartered	USD	149	JPY	16,239	09/20/17	(2)
State Street	USD	1,034	AUD	1,357	09/20/17	51
State Street	USD	61	BRL	189	08/02/17	—
State Street	USD	62	CAD	77	08/03/17	—
State Street	USD	287	CAD	360	09/20/17	2
State Street	USD	1,036	CAD	1,364	09/20/17	58
State Street	USD	25	EUR	27	08/01/17	7
State Street	USD	1,032	EUR	879	08/01/17	8
State Street	USD	535	EUR	453	08/02/17	1
State Street	USD	946	EUR	810	09/20/17	15
State Street	USD	2,257	EUR	1,990	09/20/17	105
State Street	USD	182	GBP	140	09/20/17	3
State Street	USD	471	GBP	367	09/20/17	14
State Street	USD	415	HKD	3,227	09/20/17	(1)
State Street	USD	1	JPY	116	08/01/17	—
State Street	USD	74	JPY	8,201	08/01/17	1
State Street	USD	81	JPY	8,996	08/02/17	1
State Street	USD	150	JPY	16,239	09/20/17	(2)
State Street	USD	41	MXN	736	08/02/17	—
State Street	AUD	24	USD	19	08/01/17	—
State Street	AUD	280	USD	211	09/20/17	(13)
State Street	BRL	635	USD	202	08/01/17	(1)
State Street	BRL	399	USD	127	08/02/17	(1)
State Street	BRL	498	USD	159	08/02/17	(1)
State Street	CAD	16	USD	13	08/01/17	—
State Street	CAD	180	USD	144	09/20/17	—
State Street	EUR	620	USD	724	09/20/17	(12)
State Street	GBP	2	USD	3	08/01/17	—
State Street	HKD	170	USD	22	08/01/17	—
State Street	HKD	1,280	USD	164	09/20/17	—
State Street	JPY	16,090	USD	145	09/20/17	(1)
UBS	USD	1,033	AUD	1,357	09/20/17	52
UBS	USD	1,036	CAD	1,364	09/20/17	58
UBS	USD	2,255	EUR	1,990	09/20/17	107
UBS	USD	27,322	EUR	23,970	09/20/17	1,128
UBS	USD	471	GBP	367	09/20/17	14
UBS	USD	415	HKD	3,227	09/20/17	(1)
UBS	USD	149	JPY	16,239	09/20/17	(2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,661

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 293

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$89,490	$—	$—	$89,490
Austria	—	2,266	—	—	2,266
Belgium	—	667	—	—	667
Bermuda	1,529	788	—	—	2,317
Brazil	12,857	—	—	—	12,857
Canada	101,282	—	—	—	101,282
Chile	3,188	—	—	—	3,188
China	—	26,756	—	—	26,756
France	—	65,188	—	—	65,188
Germany	—	14,218	—	—	14,218
Hong Kong	—	11,826	—	—	11,826
India	—	3,861	—	—	3,861
Indonesia	—	1,428	—	—	1,428
Italy	—	66,930	—	—	66,930
Japan	—	31,633	—	—	31,633
Mexico	20,209	—	—	—	20,209
Netherlands	—	9,987	—	—	9,987
New Zealand	—	12,236	—	—	12,236
Singapore	655	6,903	—	—	7,558
Spain	—	95,665	—	—	95,665
Switzerland	—	20,007	—	—	20,007
United Kingdom	3,956	55,392	—	—	59,348
United States	382,824	—	—	—	382,824
Investments in Other Funds	—	1,727	—	—	1,727
Short-Term Investments	—	—	—	31,615	31,615
Other Securities	—	—	—	31,234	31,234
Total Investments	526,500	516,968	—	62,849	1,106,317

Other Financial Instruments
Assets
Futures Contracts	28	—	—	—	28
Foreign Currency Exchange Contracts	29	2,216	—	—	2,245
Liabilities
Futures Contracts	(261)	—	—	—	(261)
Foreign Currency Exchange Contracts	(73)	(511)	—	—	(584)
Total Other Financial Instruments*	$(277)	$1,705	$—	$—	$1,428

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

294 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

Amounts in thousands
Fair Value
Infrastructure Subindustry Exposure	$
Air Freight & Logistics	109
Airport Services	128,406
Cable & Satellite	412
Construction & Engineering	21,480
Diversified	45,768
Electric Utilities	209,645
Environmental & Facilities Services	13,699
Gas Utilities	30,629
Healthcare	1,573
Highways & Railtracks	184,423
Integrated Telecommunication Services	8,885
Marine Ports & Services	16,196
Multi-Utilities	122,905
Oil & Gas Refining & Marketing	1,837
Oil & Gas Storage & Transportation	198,135
Railroads	25,900
Renewable Electricity	2,596
Specialty	5,650
Trucking	1,397
Water Utilities	21,622
Wireless Telecommunication Services	474
Investments in Other Funds	1,727
Short-Term Investments	31,615
Other Securities	31,234
Total Investments	1,106,317

See accompanying notes which are an integral part of this quarterly report.

Global Infrastructure Fund 295

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.5%			Sponda OYJ	8,738	52
Australia - 5.2%
Arena(Æ)	137,913	224			884
BGP Holdings PLC(Å)(Æ)	4,619,419	82	France - 3.2%
Dexus Property Group(Æ)(ö)	1,605,883	12,067	Carmila(ö)	15,059	428
Goodman Group(ö)	1,993,479	12,714	Fonciere Des Regions(ö)	11,660	1,127
GPT Group (The)(ö)	1,644,942	6,316	Gecina SA(ö)	75,492	11,402
Investa Office Fund(ö)	549,881	1,997	Icad, Inc. (ö)	15,631	1,342
Mirvac Group(ö)	3,602,816	6,279	Klepierre - GDR(ö)	381,973	15,548
Scentre Group(ö)	2,869,062	9,490	Mercialys SA(ö)	39,635	802
Stockland(ö)	578,766	1,948	Unibail-Rodamco SE(ö)	29,683	7,426
					38,075
Vicinity Centres(ö)	963,439	2,124
Viva Energy(ö)	842,018	1,456	Germany - 3.3%
Westfield Corp. (ö)	1,137,291	7,000	ADO Properties SA(Þ)	55,785	2,519
		61,697	Alstria Office REIT-AG(ö)	456,772	6,700
Austria - 0.7%			Deutsche Wohnen AG	395,520	15,674
Atrium European Real Estate, Ltd. (Æ)	82,627	386	LEG Immobilien AG	12,240	1,177
Buwog AG(Æ)	287,509	8,452	TLG Immobilien AG	80,810	1,752
		8,838	Vonovia SE	276,265	11,200
					39,022
Belgium - 0.1%
Aedifica(ö)	18,477	1,692	Hong Kong - 8.5%
			Champion REIT(Æ)(ö)	761,000	592
Brazil - 0.2%			Cheung Kong Property Holdings, Ltd.	2,759,884	22,335
BR Malls Participacoes SA	443,001	1,875
			China Overseas Land & Investment, Ltd.	216,000	732

Canada - 1.8%			Fortune Real Estate Investment Trust(Æ)
Allied Properties Real Estate Investment			(ö)	1,142,000	1,427
Trust(ö)	167,853	5,137	Hang Lung Properties, Ltd. - ADR	4,542,000	11,303
Boardwalk Real Estate Investment			Henderson Land Development Co. , Ltd.	301,835	1,745
Trust(Ñ)(ö)	12,215	469
			Hongkong Land Holdings, Ltd.	902,095	6,780
Canadian Apartment Properties(ö)	142,420	3,703
			Hopewell Holdings, Ltd.	363,400	1,394
Chartwell Retirement Residences	72,373	889
			Hysan Development Co. , Ltd.	653,000	3,162
Crombie Real Estate Investment Trust(ö)	56,838	616
			Kerry Properties, Ltd.	485,000	1,701
Dream Trust(ö) Office Real Estate Investment	126,031	2,012	Link Real Estate Investment Trust(ö)	1,671,531	13,579
First Capital Realty, Inc. Class A	111,245	1,820	New World Development Co. , Ltd.	3,976,139	5,370
Granite Real Estate Investment Trust(ö)	63,185	2,544	Sino Land Co. , Ltd.	451,019	746
H&R Real Estate Investment Trust(ö)	65,003	1,100	Sun Hung Kai Properties, Ltd.	1,304,968	20,223
Pure Industrial Real Estate Trust(ö)	14,543	74	Swire Properties, Ltd.	1,841,554	6,365
RioCan Real Estate Investment Trust(ö)	144,395	2,790	Wharf Holdings, Ltd. (The)	459,202	3,902
					101,356
Smart Real Estate Investment Trust(ö)	27,779	698
		21,852	Ireland - 0.4%
China - 0.1%			Green REIT PLC(ö)	889,914	1,555
China Resources Land, Ltd.	114,000	366	Hibernia REIT PLC(ö)	1,656,510	2,751
					4,306
China Vanke Co. , Ltd. Class H	130,700	385
Guangzhou R&F Properties Co. , Ltd.	107,200	192	Japan - 10.1%
		943	Activia Properties, Inc. (ö)	1,427	6,414
Finland - 0.1%			Advance Residence Investment Corp. (ö)	937	2,292
Citycon OYJ	305,377	832	Daiwa House REIT Investment Corp. (ö)	443	1,098

See accompanying notes which are an integral part of this quarterly report.

296 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Daiwa Office Investment Corp. (ö)	66	325	CapitaLand Commercial Trust, Ltd.(Æ)
			(ö)	841,000	1,067
Frontier Real Estate Investment Corp. (ö)	623	2,664
Global One Real Estate Investment			CapitaLand Mall Trust Class A(Æ)(ö)	695,900	1,032
Corp. (Ñ)(ö)	723	2,541	CapitaLand, Ltd.	289,300	786
GLP J-REIT(ö)	884	963	CDL Hospitality Trusts(Æ)(ö)	1,020,620	1,205
Hulic Co. , Ltd.	180,335	1,906	City Developments, Ltd.	410,000	3,404

Hulic REIT, Inc. (ö)	836	1,317	EC World Real Estate Investment Trust
			Unit(Æ)(ö)	133,000	76
Invesco Office J-REIT, Inc(ö)	469	456
			Frasers Logistics & Industrial Trust(ö)	1,398,700	1,130
Invincible Investment Corp. (ö)	2,350	1,053
			Global Logistic Properties, Ltd.	776,000	1,895
Japan Hotel REIT Investment Corp. (ö)	937	677
			Keppel REIT(Æ)(ö)	655,307	561
Japan Logistics Fund, Inc. (ö)	1,268	2,576
			Mapletree Commercial Trust(Æ)(ö)	788,700	934
Japan Prime Realty Investment Corp. (ö)	119	448
Japan Real Estate Investment Corp. (ö)	1,070	5,620	Suntec (ö) Real Estate Investment Trust(Æ)	1,995,100	2,796
Japan Rental Housing Investments, Inc.
			UOL Group, Ltd.	98,906	575
(ö)	322	240
Japan Retail Fund Investment Corp. (ö)	2,635	5,034			16,420

Kenedix Office Investment Corp. Class			Spain - 1.2%
A(ö)	549	3,102	Hispania SA(ö) Activos Inmobiliarios Socimi	104,149	1,879
MIRAI Corp. (ö)	109	171
Mitsubishi Estate Co. , Ltd.	992,500	18,076	Inmobiliaria Colonial SA	74,367	695
Mitsui Fudosan Co. , Ltd.	1,006,993	23,167	Merlin Properties Socimi SA(ö)	877,987	11,826

Mori Hills REIT Investment Corp. Class					14,400
A(ö)	2,430	3,062

Mori Trust Sogo REIT, Inc. (ö)	1,196	1,984	Sweden - 1.1%
			Atrium Ljungberg AB Class B	34,480	589
Nippon Accommodations Fund, Inc. (ö)	57	237
			Castellum AB	80,644	1,254
Nippon Building Fund, Inc. (ö)	1,033	5,575
			Fabege AB	162,810	3,215
Nippon Prologis REIT, Inc. (ö)	540	1,139
			Fastighets AB Balder Class B(Æ)	103,929	2,646
Nomura Real Estate Master Fund, Inc. (ö)	1,540	2,183
			Hufvudstaden AB Class A	338,517	5,894
NTT Urban Development Corp.	338,300	3,464			13,598
Orix JREIT, Inc. (ö)	584	887

Premier Investment Corp. (ö)	948	968	Switzerland - 0.5%
			PSP Swiss Property AG	52,113	4,742
Sekisui House Reit, Inc. (ö)	781	966
Sumitomo Realty & Development Co.,			Swiss Prime Site AG Class A(Æ)	8,414	760
Ltd.	393,000	11,927			5,502

Tokyo Tatemono Co. , Ltd.	411,296	5,616	United Kingdom - 5.8%
United Urban Investment Corp. (ö)	1,079	1,609	Assura PLC(ö)	3,049,426	2,578
		119,757
			Big Yellow Group PLC(ö)	260,313	2,660
Netherlands - 0.5%			British Land Co. PLC (The)(ö)	1,287,842	10,381
Eurocommercial Properties NV	47,619	1,927	Capital & Regional PLC(ö)	344,262	258
InterXion Holding NV(Æ)	83,588	4,002	Derwent London PLC(ö)	134,281	5,046
Wereldhave NV(ö)	11,283	546	Great Portland Estates PLC	654,201	5,196
		6,475	Hammerson PLC(ö)	296,307	2,246

Norway - 0.4%			Intu Properties PLC Class H(ö)	738,122	2,486
Entra ASA(Þ)	313,358	4,166	Land Securities Group PLC(ö)	483,315	6,510
Norwegian Property ASA	122,128	155	LondonMetric Property PLC(ö)	1,554,510	3,453
		4,321	LXB Retail Properties PLC(Æ)	571,895	226
Singapore - 1.4%			PRS REIT PLC (The)(Æ)(ö)	733,046	1,011
Ascendas Real Estate Investment			Safestore Holdings PLC(ö)	334,638	1,865
Trust(ö)	481,600	959	Segro PLC(ö)	1,724,393	12,002

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 297

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
St. Modwen Properties PLC	372,510	1,764	Gaming and Leisure Properties, Inc. (ö)	47,695	1,810
Tritax Big Box REIT PLC(ö)	1,030,435	2,036	GEO Group, Inc. (The)(ö)	59,168	1,736
UNITE Group PLC (The)(ö)	745,298	6,597	GGP, Inc. (Æ)(ö)	1,031,911	23,332
Urban & Civic PLC	274,817	979	HCP, Inc. (ö)	430,926	13,640
Workspace Group PLC(ö)	163,058	1,968	Healthcare Realty Trust, Inc. (ö)	227,573	7,579

		69,262	Healthcare Trust of America, Inc. Class
			A(ö)	67,187	2,056
United States - 51.9%			Hilton Worldwide Holdings, Inc.	77,907	4,872
Agree Realty Corp. (ö)	96,441	4,742
			Host Hotels & Resorts, Inc. (ö)	450,224	8,401
Alexandria Real Estate Equities, Inc. (ö)	107,117	12,988
			Hudson Pacific Properties, Inc. (ö)	232,309	7,601
American Campus Communities, Inc. (ö)	83,741	4,014
			Invitation Homes, Inc. (ö)	148,838	3,173
American Homes 4 Rent Class A(ö)	318,389	7,326
			JBG Smith Properties(Æ)(ö)	162,674	5,771
American Tower Corp. (ö)	27,273	3,718
			Kilroy Realty Corp. (ö)	86,665	6,016
Apartment Co. Class Investment A(ö) & Management	145,848	6,643	Kimco Realty Corp. (ö)	230,605	4,654
AvalonBay Communities, Inc. (ö)	167,923	32,301	LaSalle Hotel Properties(ö)	218,013	6,440

Blackstone Mortgage Trust, Inc. Class			Liberty Property Trust(ö)	35,636	1,497
A(ö)	32,200	994	Life Storage, Inc. (Æ)	35,565	2,597
Boston Properties, Inc. (ö)	103,198	12,478	Macerich Co. (The)(ö)	192,697	11,059
Brixmor Property Group, Inc. (ö)	454,208	8,897	Mack-Cali Realty Corp. (ö)	94,038	2,468
Camden Property Trust(ö)	152,169	13,649	MedEquities Realty Trust, Inc. (ö)	52,873	637
CareTrust REIT, Inc. (ö)	163,361	2,979	MGM Growth Properties LLC Class A(ö)	174,484	5,222
CBL & Associates Properties, Inc. (Ñ)(ö)	28,635	251	National Retail Properties, Inc. (ö)	42,825	1,712
Chesapeake Lodging Trust(ö)	90,344	2,280	Paramount Group, Inc. (ö)	246,443	4,034
Colony NorthStar, Inc. Class A(ö)	175,020	2,562	Parkway, Inc. (ö)	4,727	109
Columbia Property Trust, Inc. (ö)	53,929	1,172	Pebblebrook Hotel Trust(Ñ)(ö)	115,406	3,886
CoreSite Realty Corp. Class A(ö)	34,738	3,772	Pennsylvania Real Estate Investment
Corporate Office Properties Trust(ö)	277,193	9,228	Trust(ö)	176,583	2,100
Cousins Properties, Inc. (ö)	766,459	7,043	Prologis, Inc. (ö)	273,869	16,653
Crown Castle International Corp. (ö)	18,844	1,895	Public Storage(ö)	85,594	17,595
CubeSmart(ö)	47,154	1,163	QTS Realty Trust, Inc. Class A(ö)	56,303	3,010
CyrusOne, Inc. (ö)	68,360	4,082	Realty Income Corp. (ö)	152,982	8,729
DCT Industrial Trust, Inc. (ö)	46,415	2,615	Red Rock Resorts, Inc. Class A	82,929	1,982
DDR Corp. (ö)	83,342	850	Regency Centers Corp. (ö)	125,718	8,325
			Retail Properties of America, Inc. Class
Digital Realty Trust, Inc. (ö)	70,165	8,093
			A(ö)	391,903	5,185
Douglas Emmett, Inc. (ö)	171,650	6,568
			Rexford Industrial Realty, Inc. (ö)	318,489	9,083
Duke Realty Corp. (ö)	416,844	11,917
			RLJ Lodging Trust(ö)	40,717	862
DuPont Fabros Technology, Inc. (ö)	91,017	5,674
			Simon Property Group, Inc. (ö)	241,721	38,313
Education Realty Trust, Inc. (ö)	95,542	3,588
			SL Green Realty Corp. (ö)	61,164	6,316
Empire A(ö) State Realty Trust, Inc. Class	301,157	6,291	Spirit Realty Capital, Inc. (ö)	68,206	540
Equinix, Inc. (ö)	9,447	4,258	Starwood Property Trust, Inc. (ö)	39,513	871

Equity LifeStyle Properties, Inc. Class			Starwood Waypoint Homes(ö)	75,572	2,642
A(ö)	133,171	11,625	Sun Communities, Inc. (ö)	94,147	8,380
Equity Residential(ö)	170,961	11,636	Sunstone Hotel Investors, Inc. (ö)	576,386	9,384
Essex Property Trust, Inc. (ö)	92,927	24,319	Tanger Factory Outlet Centers, Inc. (ö)	40,577	1,072
Extended Stay America, Inc.	189,343	3,743	Taubman Centers, Inc. (ö)	24,566	1,397
Extra Space Storage, Inc. (ö)	153,428	12,198	UDR, Inc. (ö)	242,886	9,494
Federal Realty Investment Trust(ö)	16,032	2,126	Urban Edge Properties(ö)	173,597	4,363
Four Corners Property Trust, Inc. (ö)	178,339	4,526

See accompanying notes which are an integral part of this quarterly report.

298 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Ventas, Inc. (ö)	208,827		14,065
VEREIT, Inc. (ö)	329,385		2,737
Vornado Realty Trust(ö)	296,451		23,524
Washington Prime Group, Inc. (ö)	23,275		210
Weingarten Realty Investors(ö)	234,208		7,603
Welltower, Inc. (ö)	242,043		17,765
			616,706

Total Common Stocks
(cost $961,871)			1,146,981

Warrants & Rights - 0.0%
France - 0.0%
Gecina SA(Æ)
2017 Rights	63,819		190

Total Warrants & Rights
(cost $—)			190

Short-Term Investments - 2.6%
United States - 2.6%
U. S. Cash Management Fund	30,359,275	(8)	30,362
Total Short-Term Investments
(cost $30,363)			30,362

Other Securities - 0.3%
U. S. Cash Collateral Fund(×)	3,688,462	(8)	3,688
Total Other Securities
(cost $3,688)			3,688

Total Investments 99.4%
(identified cost $995,922)			1,181,221

Other Assets and Liabilities, Net
- 0.6%			7,498
Net Assets - 100.0%			1,188,719

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 299

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
BGP Holdings PLC	08/06/09	EUR	4,619,419	—	—	82
						82
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones U. S. Real Estate Index Futures	626	USD	20,001	09/17	413
FTSE/EPRA Developed Europe Index Futures	260	EUR	5,450	09/17	(214)
Hang Seng Index Futures	17	HKD	23,144	08/17	43
MSCI Emerging Markets Mini Index Futures	35	SGD	1,290	08/17	1
S&P/TSX 60 Index Futures	7	CAD	1,245	09/17	(15)
SPI 200 Index Futures	19	AUD	2,689	09/17	13
TOPIX Index Futures	28	JPY	453,459	09/17	33
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					274

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	22	AUD	27	08/01/17	—
Bank of America	USD	25	AUD	31	08/01/17	—
Bank of America	USD	31	AUD	38	08/01/17	—
Bank of America	USD	34	AUD	43	08/01/17	—
Bank of America	USD	36	AUD	45	08/01/17	—
Bank of America	USD	42	AUD	53	08/01/17	—
Bank of America	USD	91	AUD	114	08/01/17	—
Bank of America	USD	111	AUD	139	08/01/17	—
Bank of America	USD	14	AUD	18	08/02/17	—
Bank of America	USD	16	AUD	21	08/02/17	—
Bank of America	USD	21	AUD	26	08/02/17	—
Bank of America	USD	23	AUD	28	08/02/17	—
Bank of America	USD	24	AUD	30	08/02/17	—
Bank of America	USD	28	AUD	35	08/02/17	—
Bank of America	USD	60	AUD	75	08/02/17	—
Bank of America	USD	73	AUD	92	08/02/17	—
Bank of America	USD	319	AUD	420	09/20/17	17
Bank of America	USD	8	CAD	9	08/02/17	—
Bank of America	USD	12	CAD	15	08/02/17	—
Bank of America	USD	13	CAD	16	08/02/17	—
Bank of America	USD	42	CAD	52	08/02/17	—
Bank of America	USD	50	CAD	63	08/02/17	—
Bank of America	USD	140	CAD	180	09/20/17	5
Bank of America	USD	67	CHF	65	08/02/17	—
Bank of America	USD	25	EUR	22	08/01/17	—
Bank of America	USD	45	EUR	39	08/01/17	—
Bank of America	USD	58	EUR	49	08/01/17	—
Bank of America	USD	58	EUR	49	08/01/17	—
Bank of America	USD	67	EUR	57	08/01/17	1

See accompanying notes which are an integral part of this quarterly report.

300 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	76	EUR	65	08/01/17	1
Bank of America	USD	81	EUR	69	08/01/17	1
Bank of America	USD	81	EUR	69	08/01/17	1
Bank of America	USD	115	EUR	98	08/01/17	1
Bank of America	USD	175	EUR	149	08/01/17	1
Bank of America	USD	573	EUR	500	09/20/17	22
Bank of America	USD	48	GBP	37	08/01/17	—
Bank of America	USD	51	GBP	39	08/01/17	—
Bank of America	USD	56	GBP	43	08/01/17	—
Bank of America	USD	90	GBP	68	08/01/17	—
Bank of America	USD	133	GBP	101	08/01/17	1
Bank of America	USD	146	GBP	111	08/01/17	1
Bank of America	USD	155	GBP	118	08/01/17	1
Bank of America	USD	171	GBP	130	08/01/17	1
Bank of America	USD	299	GBP	228	08/01/17	1
Bank of America	USD	9	GBP	7	08/02/17	—
Bank of America	USD	47	HKD	371	08/01/17	—
Bank of America	USD	48	HKD	377	08/01/17	—
Bank of America	USD	83	HKD	647	08/01/17	—
Bank of America	USD	85	HKD	660	08/01/17	—
Bank of America	USD	94	HKD	736	08/01/17	—
Bank of America	USD	95	HKD	740	08/01/17	—
Bank of America	USD	96	HKD	751	08/01/17	—
Bank of America	USD	96	HKD	752	08/01/17	—
Bank of America	USD	140	HKD	1,094	08/01/17	—
Bank of America	USD	192	HKD	1,499	08/01/17	—
Bank of America	USD	32	HKD	253	08/02/17	—
Bank of America	USD	36	HKD	284	08/02/17	—
Bank of America	USD	55	HKD	430	08/02/17	—
Bank of America	USD	56	HKD	439	08/02/17	—
Bank of America	USD	58	HKD	451	08/02/17	—
Bank of America	USD	94	HKD	732	08/02/17	—
Bank of America	USD	489	HKD	3,810	09/20/17	—
Bank of America	USD	198	JPY	22,103	08/01/17	2
Bank of America	USD	10	JPY	1,097	08/02/17	—
Bank of America	USD	10	JPY	1,155	08/02/17	—
Bank of America	USD	11	JPY	1,179	08/02/17	—
Bank of America	USD	11	JPY	1,207	08/02/17	—
Bank of America	USD	83	JPY	9,215	08/02/17	1
Bank of America	USD	5	JPY	577	08/03/17	—
Bank of America	USD	5	JPY	591	08/03/17	—
Bank of America	USD	6	JPY	628	08/03/17	—
Bank of America	USD	8	JPY	868	08/03/17	—
Bank of America	USD	22	JPY	2,452	08/03/17	—
Bank of America	USD	109	JPY	12,029	08/03/17	—
Bank of America	USD	122	JPY	13,443	08/08/17	—
Bank of America	USD	568	JPY	64,570	09/20/17	19
Bank of America	USD	24	SEK	194	08/01/17	—
Bank of America	USD	10	SGD	13	08/02/17	—
Bank of America	USD	10	SGD	14	08/02/17	—
Bank of America	USD	17	SGD	24	08/02/17	—
Bank of America	USD	6	SGD	8	08/03/17	—
Bank of America	USD	7	SGD	9	08/03/17	—
Bank of America	USD	12	SGD	16	08/03/17	—
Bank of America	AUD	430	USD	343	09/20/17	(1)
Bank of America	CAD	91	USD	72	08/01/17	—
Bank of America	CAD	190	USD	146	09/20/17	(6)
Bank of America	EUR	20	USD	23	08/01/17	—

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 301

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	EUR	21	USD	25	08/01/17	—
Bank of America	EUR	13	USD	15	08/02/17	—
Bank of America	HKD	4,100	USD	526	09/20/17	—
Bank of America	JPY	2,424	USD	22	08/03/17	—
Bank of America	JPY	3,333	USD	30	08/03/17	—
Bank of America	JPY	32,550	USD	293	09/20/17	(3)
Bank of America	SGD	4	USD	3	08/01/17	—
Bank of America	SGD	5	USD	4	08/01/17	—
Bank of America	SGD	14	USD	10	08/01/17	—
Bank of America	SGD	15	USD	11	08/01/17	—
Bank of America	SGD	1	USD	1	08/02/17	—
Bank of America	SGD	7	USD	5	08/02/17	—
Bank of America	SGD	15	USD	11	08/02/17	—
Bank of America	SGD	10	USD	8	08/03/17	—
Brown Brothers Harriman	USD	189	AUD	250	09/20/17	11
Brown Brothers Harriman	USD	517	EUR	460	09/20/17	29
Brown Brothers Harriman	USD	330	HKD	2,570	09/20/17	(1)
Brown Brothers Harriman	USD	108	SGD	150	09/20/17	2
Citigroup	USD	391	AUD	491	08/01/17	2
Citigroup	USD	223	AUD	280	08/02/17	1
Citigroup	USD	175	CAD	218	08/02/17	—
Citigroup	USD	62	CHF	60	08/02/17	—
Citigroup	USD	788	EUR	671	08/01/17	7
Citigroup	USD	422	GBP	322	08/01/17	3
Citigroup	USD	263	HKD	2,051	08/01/17	—
Citigroup	USD	1,197	JPY	132,426	08/02/17	4
Citigroup	USD	162	SEK	1,319	08/01/17	1
Citigroup	USD	249	SGD	338	08/02/17	—
Royal Bank of Canada	USD	531	AUD	697	09/20/17	26
Royal Bank of Canada	USD	264	CAD	348	09/20/17	15
Royal Bank of Canada	USD	1,294	EUR	1,142	09/20/17	63
Royal Bank of Canada	USD	652	HKD	5,075	09/20/17	(2)
Royal Bank of Canada	USD	919	JPY	99,992	09/20/17	(10)
Royal Bank of Canada	USD	196	SGD	269	09/20/17	3
Royal Bank of Canada	AUD	280	USD	215	09/20/17	(9)
Royal Bank of Canada	HKD	2,670	USD	343	09/20/17	—
Standard Chartered	USD	531	AUD	697	09/20/17	27
Standard Chartered	USD	264	CAD	348	09/20/17	15
Standard Chartered	USD	1,294	EUR	1,142	09/20/17	61
Standard Chartered	USD	652	HKD	5,075	09/20/17	(2)
Standard Chartered	USD	918	JPY	99,992	09/20/17	(9)
Standard Chartered	USD	196	SGD	269	09/20/17	3
State Street	USD	531	AUD	697	09/20/17	26
State Street	USD	264	CAD	348	09/20/17	15
State Street	USD	1	EUR	1	08/01/17	1
State Street	USD	1,296	EUR	1,142	09/20/17	60
State Street	USD	652	HKD	5,075	09/20/17	(2)
State Street	USD	6	JPY	700	08/01/17	1
State Street	USD	921	JPY	99,992	09/20/17	(12)
State Street	USD	197	SGD	269	09/20/17	2
State Street	AUD	13	USD	10	08/01/17	—
State Street	CAD	4	USD	3	08/01/17	—
State Street	CAD	180	USD	144	09/20/17	—
State Street	HKD	242	USD	31	08/01/17	—
State Street	SGD	4	USD	3	08/01/17	—
UBS	USD	531	AUD	697	09/20/17	27
UBS	USD	264	CAD	348	09/20/17	15
UBS	USD	1,295	EUR	1,142	09/20/17	61

See accompanying notes which are an integral part of this quarterly report.

302 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	USD	652	HKD	5,075	09/20/17	(2)
UBS	USD	919	JPY	99,992	09/20/17	(10)
UBS	USD	196	SGD	269	09/20/17	3
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						492

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Common Stocks
Australia	$224	$61,391	$82	$—	$61,697
Austria	—	8,838	—	—	8,838
Belgium	—	1,692	—	—	1,692
Brazil	1,875	—	—	—	1,875
Canada	21,852	—	—	—	21,852
China	—	943	—	—	943
Finland	—	884	—	—	884
France	4,793	33,282	—	—	38,075
Germany	—	39,022	—	—	39,022
Hong Kong	—	101,356	—	—	101,356
Ireland	—	4,306	—	—	4,306
Japan	—	119,757	—	—	119,757
Netherlands	4,002	2,473	—	—	6,475
Norway	—	4,321	—	—	4,321
Singapore	—	16,420	—	—	16,420
Spain	—	14,400	—	—	14,400
Sweden	—	13,598	—	—	13,598
Switzerland	—	5,502	—	—	5,502
United Kingdom	—	69,262	—	—	69,262
United States	616,706	—	—	—	616,706
Warrants & Rights	190	—	—	—	190
Short-Term Investments	—	—	—	30,362	30,362
Other Securities	—	—	—	3,688	3,688
Total Investments	649,642	497,447	82	34,050	1,181,221

Other Financial Instruments
Assets
Futures Contracts	503	—	—	—	503
Foreign Currency Exchange Contracts	37	524	—	—	561
Liabilities
Futures Contracts	(229)	—	—	—	(229)
Foreign Currency Exchange Contracts	(1)	(68)	—	—	(69)
Total Other Financial Instruments*	$310	$456	$—	$—	$766

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 303

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	461,045
Healthcare	61,299
Industrial	58,912
Lodging/Resorts	51,247
Manufactured Homes	20,005
Office	129,185
Regional Malls	54,402
Residential	157,394
Retail	25,456
Self Storage	38,078
Shopping Centers	90,148
Short-Term Investments	30,362
Other Securities	3,688
Total Investments	1,181,221

See accompanying notes which are an integral part of this quarterly report.

304 Global Real Estate Securities Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 58.9%			5.500% due 04/15/24 (Þ)	349	366
Asset-Backed Securities - 0.2%			CalAtlantic Group, Inc.
DPABS Trust			0.250% due 06/01/19	335	320
Series 2017-1A Class A2I			Carpenter Technology Corp.
2.486% due 07/25/47 (Ê)(Þ)	1,155	1,149	4.450% due 03/01/23	395	403
Jimmy John's Funding LLC			CBS Radio, Inc.
Series 2017-1A Class A2I			7.250% due 11/01/24 (Þ)	475	501
3.610% due 07/30/47 (Þ)	210	212	CD&R Waterworks Merger Sub,
Wendy's Funding LLC			LLC
Series 2015-1A Class A2I			6.125% due 08/15/25 (Þ)	11	11
3.371% due 06/15/45 (Þ)	422	427	CDK Global, Inc.
		1,788	4.875% due 06/01/27 (Þ)	112	115
Corporate Bonds and Notes - 17.4%			Cedar Fair LP/Canada's Wonderland
Aceto Corp.			Co. /Magnum Management
2.000% due 11/01/20	432	411	Corp. /Mellennium Operations
Acordo Therapeutics, Inc.
1.750% due 06/15/21	740	654	LLC
Akamai Technologies, Inc.			5.375% due 04/15/27 (Þ)	115	121

1.326% due 02/15/19	615	600	Century Aluminum Co.
Alexandria Real Estate Equities,			7.500% due 06/01/21 (Å)	4,080	4,207
Inc.			Citigroup, Inc.
3.950% due 01/15/28	410	418	3.200% due 10/21/26	750	732
AMC Networks, Inc.			Series R
4.750% due 08/01/25	27	27	6.125% due 12/31/49 (ƒ)	599	643
American Airlines Pass-Through			Series T
			6.250% due 12/29/49 (ƒ)	655	736
Trust			Clean Energy Fuels Corp.
Series A Class A			5.250% due 10/01/18 (Þ)	635	625
3.650% due 06/15/28	282	286
Series B Class B			Cleaver-Brooks, Inc.
4.950% due 02/15/25	555	577	8.750% due 12/15/19 (Þ)	2,310	2,379
American Tire Distributors, Inc.			Cloud Crane LLC
10.250% due 03/01/22 (Þ)	3,820	3,982	10.125% due 08/01/24 (Þ)	550	619
AmTrust Financial Services, Inc.			CoBank ACB
2.750% due 12/15/44	459	359	Series I
			6.250% due 12/29/49 (ƒ)	1,080	1,201
Arbor Pharmaceuticals LLC			Colony NorthStar, Inc.
6.155% due 07/05/23 (Ê)	981	996	3.875% due 01/15/21	510	522
Arconic, Inc.			Conduent Finance, Inc. / Xerox
5.400% due 04/15/21	665	710
ASP AMC Merger Sub, Inc.			Business Services LLC
4.667% due 04/13/24 (Ê)	492	490	10.500% due 12/15/24 (Þ)	1,050	1,229
AssuredPartners, Inc.			Constellation Brands, Inc.
7.000% due 08/15/25 (Þ)	1,456	1,467	3.875% due 11/14/23	380	382
Avid Technology, Inc.			Continental Resources, Inc.
2.000% due 06/15/20	795	615	5.000% due 09/15/22	420	416
Bank of America Corp.			DAE Funding LLC
3.248% due 10/21/27	600	584	4.500% due 08/01/22 (Þ)	119	121
			5.000% due 08/01/24 (Þ)	238	243
4.244% due 04/24/38	430	447	Dell International LLC / EMC Corp
Series DD
6.300% due 12/29/49 (ƒ)	355	402	Company
Series X			7.125% due 06/15/24 (Þ)	51	57

6.250% due 09/29/49 (ƒ)	220	243	Dell, Inc.
Series Z			5.875% due 06/15/21 (Þ)	72	76

6.500% due 12/31/49 (ƒ)	825	931	Delta Air Lines Pass-Through Trust
			Series 15-1 Class B
BCD Acquisition, Inc.			4.250% due 07/30/23	78	80
9.625% due 09/15/23 (Þ)	880	968
BlackRock Capital Investment Corp.			Depomed, Inc.
			2.500% due 09/01/21	655	580
5.000% due 06/15/22	1,035	1,069	Discover Financial Services
Boardwalk Pipelines LP			4.100% due 02/09/27	720	729
5.950% due 06/01/26	505	570
Brixmor Operating Partnership, LP			Dresdner Funding Trust I
			8.151% due 06/30/31 (Þ)	300	380
3.875% due 08/15/22	471	485	Dynegy, Inc.
3.650% due 06/15/24	391	387
BWAY Holding Co.

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 305

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			4.375% due 06/01/21 (Þ)	101	105
7.625% due 11/01/24	2,300	2,277	Jack Ohio Finance LLC / Jack Ohio
Enbridge Energy Partners, LP			Finance 1 Corp.
7.375% due 10/15/45	460	599	6.750% due 11/15/21 (Þ)	1,530	1,595
Enviva Partners, LP / Enviva			10.250% due 11/15/22 (Þ)	850	935
Partners Finance Corp.			Jones Energy Holdings LLC / Jones
8.500% due 11/01/21 (Þ)	1,190	1,261	Energy Finance Corp.
Essex Portfolio LP			Series WI
3.625% due 05/01/27	695	699	6.750% due 04/01/22	340	255
EZCORP, Inc.			9.250% due 03/15/23	450	358
2.125% due 06/15/19	465	446	Joseph T Ryerson & Son, Inc.
FBM Finance, Inc.			11.000% due 05/15/22 (Þ)	1,380	1,577
8.250% due 08/15/21 (Þ)	1,460	1,566	JPMorgan Chase & Co.
Foresight Energy LLC / Foresight			2.543% due 10/24/23 (Ê)	1,110	1,132
Energy Finance Corp.			Series 1
11.500% due 04/01/23 (Þ)	5,060	4,768	7.900% due 04/29/49 (ƒ)	375	389
Fortress Transportation and			Series S
Infrastructure Investors LLC			6.750% due 01/29/49 (ƒ)	1,100	1,260
6.750% due 03/15/22 (Þ)	1,720	1,785	Series Z
Forum Energy Technologies, Inc.			5.300% due 12/29/49 (ƒ)	500	523
6.250% due 10/01/21	1,980	1,950	Land O'Lakes, Inc.
Gartner, Inc.			Series 144a
5.125% due 04/01/25 (Þ)	236	250	7.250% due 12/31/99 (ƒ)(Þ)	650	700
General Electric Co.			Liberty Mutual Group, Inc.
Series D			7.800% due 03/15/37 (Þ)	836	1,049
5.000% due 12/29/49 (ƒ)	1,256	1,324	Lions Gate Entertainment Corp.
Genesys Telecommunications			5.875% due 11/01/24 (Þ)	137	144
Laboratories, Inc. /Greeneden Lux			Lithia Motors, Inc.
3 Sarl/Greeneden US Ho			5.250% due 08/01/25 (Þ)	134	138
10.000% due 11/30/24 (Þ)	553	628	Mercer International, Inc.
Gogo, Inc.			6.500% due 02/01/24 (Þ)	1,180	1,236
3.750% due 03/01/20	750	691	Meritage Homes Corp.
Goldman Sachs Group, Inc. (The)			1.875% due 09/15/32	600	599
2.424% due 04/26/22 (Ê)	845	853	MetLife Capital Trust IV
Series L			7.875% due 12/15/37 (Þ)	1,225	1,643
5.700% due 12/31/49 (ƒ)	375	392	MetLife, Inc.
Gray Television, Inc.			9.250% due 04/08/38 (Þ)	500	743
5.125% due 10/15/24 (Þ)	475	486	10.750% due 08/01/39	290	485
GTT Communications, Inc.			Series C
Series 144a			5.250% due 12/29/49 (ƒ)	526	550
7.875% due 12/31/24 (Þ)	1,690	1,817	Midas Intermediate Holdco II LLC
Hess Corp.			7.875% due 10/01/22 (Þ)	1,270	1,322
5.800% due 04/01/47	425	433	Morgan Stanley
Hexion, Inc.			3.971% due 07/22/38	400	400
6.625% due 04/15/20	3,700	3,483	National Rural Utilities Cooperative
High Ridge Brands Co.			Finance Corp.
8.875% due 03/15/25 (Þ)	1,400	1,390	5.250% due 04/20/46	286	306
HRG Group, Inc.			Navistar International Corp.
7.750% due 01/15/22	4,650	4,905	4.500% due 10/15/18	230	231
Huron Consulting Group, Inc.			4.750% due 04/15/19	335	336
1.250% due 10/01/19	723	672	New York Mortgage Trust, Inc.
Icahn Enterprises, LP / Icahn			6.250% due 01/15/22	925	937
Enterprises Finance Corp.			Nexstar Broadcasting, Inc.
Series WI			5.625% due 08/01/24 (Þ)	475	491
6.250% due 02/01/22	130	135	NFP Corp.
6.750% due 02/01/24	130	137	6.875% due 07/15/25 (Þ)	1,130	1,150
Impax Laboratories, Inc.			NGPL PipeCo. LLC
2.000% due 06/15/22	690	605	4.375% due 08/15/22 (Þ)	280	288
International Wire Group, Inc.			Novavax, Inc.
10.750% due 08/01/21 (Þ)	1,300	1,141	3.750% due 02/01/23 (Þ)	240	98
Iron Mountain US Holdings, Inc.			NRG Yield, Inc.
5.375% due 06/01/26 (Þ)	101	107	3.500% due 02/01/19 (Þ)	835	846
Iron Mountain, Inc.			Opal Acquisition, Inc.

See accompanying notes which are an integral part of this quarterly report.

306 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 144a			10.500% due 03/01/24 (Þ)	200	230
7.500% due 07/01/24 (Þ)	2,538	2,509	Southern California Edison Co.
10.000% due 10/01/24 (Þ)	2,572	2,302	Series E
Optimas OE Solutions Holding LLC			6.250% due 08/29/49 (ƒ)	750	836
/ Optimas OE Solutions, Inc.			Southern Co.
8.625% due 06/01/21 (Þ)	3,340	3,273	2.950% due 07/01/23	285	286
Pattern Energy Group, Inc.			Sprint Communications, Inc.
4.000% due 07/15/20 (Þ)	500	528	3.671% due 02/02/24 (Ê)	2,993	3,002
5.875% due 02/01/24 (Þ)	131	138	SunPower Corp.
PDL BioPharma, Inc.			4.000% due 01/15/23 (Þ)	1,486	1,334
2.750% due 12/01/21	470	408	Surgery Center Holdings, Inc.
Penn National Gaming, Inc.			8.875% due 04/15/21 (Þ)	970	1,052
5.625% due 01/15/27 (Þ)	130	134	6.750% due 07/01/25 (Þ)	2,150	2,209
PennyMac Corp.			Tempo Acquisition LLC / Tempo
5.375% due 05/01/20	1,091	1,086	Acquisition Finance Corp.
Pinnacle Entertainment, Inc.			6.750% due 06/01/25 (Þ)	590	612
5.625% due 05/01/24 (Þ)	475	493	Tenet Healthcare Corp.
PNC Financial Services Group, Inc.			Series WI
(The)			6.750% due 06/15/23	3,170	3,138
6.750% due 12/31/49 (ƒ)	750	844	THC Escrow Corp. III
PRA Group, Inc.			7.000% due 08/01/25 (Þ)	1,050	1,036
3.000% due 08/01/20	1,405	1,354	The Southern Co.
Prudential Financial, Inc.			Series B
5.625% due 06/15/43	1,466	1,605	5.500% due 03/15/57	400	427
5.200% due 03/15/44	900	957	Time Warner Cable LLC
PTC Therapeutics, Inc.			6.550% due 05/01/37	1,245	1,493
3.000% due 08/15/22	815	682	Titan Machinery Inc.
QCP SNF West/Central/East REIT			3.750% due 05/01/19	152	148
LLC			Toll Brothers Finance Corp.
8.125% due 11/01/23 (Þ)	1,230	1,261	0.500% due 09/15/32	1,215	1,213
QVC, Inc.			TransDigm, Inc.
5.125% due 07/02/22	805	859	6.500% due 07/15/24	130	138
Radio One, Inc.			Series WI
7.375% due 04/15/22 (Þ)	475	492	6.375% due 06/15/26	3,440	3,595
Real Alloy Holding, Inc.			Twitter, Inc.
10.000% due 01/15/19 (Þ)	2,510	2,428	0.250% due 09/15/19	1,315	1,243
RegionalCare Hospital Partners			United Rentals (North America),
Holdings, Inc.			Inc.
8.250% due 05/01/23 (Þ)	4,580	4,923	4.875% due 01/15/28	117	117
Resolute Energy Corp.			USIS Merger Sub, Inc.
8.500% due 05/01/20	1,090	1,101	6.875% due 05/01/25 (Þ)	2,770	2,867
Restoration Hardware			Vereit, Inc.
6.486% due 06/15/19 (Þ)	1,535	1,364	3.000% due 08/01/18	671	674
Riverbed Technology, Inc.			Vertiv Group Corp.
8.875% due 03/01/23 (Þ)	273	270	9.250% due 10/15/24 (Þ)	1,265	1,398
RP Crown Parent LLC			Vitamin Shoppe, Inc.
7.375% due 10/15/24 (Þ)	2,684	2,805	2.250% due 12/01/20	631	508
Sabine Pass Liquefaction LLC			Vizient, Inc.
Series WI			10.375% due 03/01/24 (Þ)	1,920	2,220
5.875% due 06/30/26	615	692	Voya Financial, Inc.
Salem Media Group, Inc.			5.650% due 05/15/53	500	536
6.750% due 06/01/24 (Þ)	1,370	1,421	WEA Finance LLC / Westfield UK
SBA Tower Trust			& Europe Finance PLC
3.168% due 04/11/22 (Þ)	1,100	1,107	3.250% due 10/05/20 (Þ)	555	567
Scientific Games International, Inc.			Wells Fargo & Co.
5.037% due 10/01/21 (Ê)	2,323	2,325	Series K
SESI LLC			7.980% due 03/29/49 (ƒ)	303	314
7.125% due 12/15/21	400	403	Series U
Simmons Foods, Inc.			5.875% due 12/31/49 (ƒ)	575	638
7.875% due 10/01/21 (Þ)	1,220	1,301	Wells Fargo Capital X
SolarCity Corp.			5.950% due 12/15/36	540	611
1.625% due 11/01/19	1,425	1,340	WESCO Distribution, Inc.
Solera LLC / Solera Finance, Inc.

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 307

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			7.625% due 12/29/49 (ƒ)(Þ)	600	665
5.375% due 06/15/24	238	250	7.195% due 12/31/49 (ƒ)(Þ)	500	578
Western Gas Partners, LP			Canadian Solar, Inc.
5.450% due 04/01/44	410	430	4.250% due 02/15/19	730	705
Whiting Petroleum Corp.			Cencosud SA
1.250% due 04/01/20	685	591	4.375% due 07/17/27 (Þ)	500	500
Whole Foods Market, Inc.			Cenovus Energy, Inc.
Series WI			5.400% due 06/15/47 (Þ)	450	433
5.200% due 12/03/25	445	512	Cooperatieve Rabobank UA
Xerium Technologies, Inc.			11.000% due 06/29/49 (ƒ)(Þ)	1,125	1,302
Series WI			CRCC Yupeng, Ltd.
9.500% due 08/15/21	920	971	3.950% due 02/28/49 (ƒ)	695	709
Yum! Brands, Inc.			Credit Agricole SA
4.750% due 06/01/27 (Þ)	111	114	7.875% due 01/29/49 (ƒ)(Þ)	260	293
Zayo Group LLC / Zayo Capital, Inc.			8.125% due 12/31/49 (ƒ)(Þ)	600	716
5.750% due 01/15/27 (Þ)	331	351	Credit Suisse Group AG
		168,159	7.125% due 12/29/49 (ƒ)	600	657
Financial Services - 0.2%			7.500% due 12/31/49 (ƒ)(Þ)	200	228
Encore Capital Group, Inc.			CSCEC Finance (Cayman) II Co.
2.875% due 03/15/21	929	894	2.700% due 06/14/21	505	504
Resource Capital Corp.			Dai-ichi Life Insurance Co. , Ltd.
6.000% due 12/01/18	405	409	(The)
Two Harbors Investment Corp.			7.250% due 12/29/49 (ƒ)(Þ)	950	1,093
6.250% due 01/15/22	740	782	4.000% due 12/31/49 (ƒ)(Þ)	800	798
		2,085	Danske Bank A/S
International Debt - 8.7%			6.125% due 12/31/99 (ƒ)	400	431
1011778 B. C. Unlimited Liability			Delta 2 Lux Sarl 2nd Lien Term
Co. 1st Lien Term Loan B			Loan
3.428% due 02/17/24 (Ê)	3,178	3,177	8.061% due 07/29/22 (Ê)	150	150
Accudyne Industries Borrower /			Delta 2 Lux Sarl Term Loan B3
Accudyne Industries LLC			5.061% due 07/30/21 (Ê)	3,250	3,267
7.750% due 12/15/20 (Þ)	3,620	3,763	Demeter Investments BV
Adani Ports and Special Economic			4.625% due 12/31/99 (ƒ)	200	206
Zone, Ltd.			Demeter Investments BV for Swiss
Series REGS			Re, Ltd.
3.500% due 07/29/20	830	841	5.625% due 08/15/52	550	599
AI Mistral Luxembourg Subco Sarl			DHT Holdings, Inc.
4.120% due 03/09/24 (Ê)	998	994	4.500% due 10/01/19 (Þ)	195	192
Alibaba Group Holding, Ltd.			Diamond (BC) BV Term Loan
Series WI			0.000% due 07/12/24 (Ê)(v)	560	560
3.600% due 11/28/24	1,090	1,127	DNB Bank ASA
Atotech BV			6.500% due 12/29/49 (ƒ)	200	215
4.311% due 01/31/24 (Ê)	625	630	Dorel Industries, Inc.
Australia & New Zealand Banking			5.500% due 11/30/19 (Þ)	569	583
Group, Ltd. - ADR			Emera, Inc.
6.750% due 12/31/49 (ƒ)(Þ)	600	671	Series 16-A
AXA SA			6.750% due 06/15/76	1,557	1,775
6.463% due 12/14/18 (ƒ)(Þ)	350	362	Enbridge, Inc.
Banco Bilbao Vizcaya Argentaria SA			Series 16-A
9.000% due 05/29/49 (ƒ)	200	209	6.000% due 01/15/77	300	318
Barclays PLC			Endbridge, Inc.
8.250% due 12/31/49 (ƒ)	400	425	5.500% due 07/15/77	550	558
Series .			Enel SpA
7.875% due 12/31/49 (ƒ)	400	437	8.750% due 09/24/73 (Þ)	1,300	1,567
BBVA Bancomer SA			Ensco Jersey Finance, Ltd.
Series REGS			3.000% due 01/31/24 (Þ)	380	301
6.500% due 03/10/21	395	435	Evergreen Skills Lux Sarl
Becton, Dickinson and Co.			5.750% due 04/28/21 (Ê)	4,128	3,872
1.900% due 12/15/26	1,620	1,941	9.250% due 04/28/22 (Ê)	2,070	1,701
BHP Billiton Finance USA, Ltd.			FMG Resources August 2006 Pty,
6.750% due 10/19/75 (Þ)	1,250	1,434	Ltd.
BNP Paribas SA			9.750% due 03/01/22 (Þ)	615	699
3.800% due 01/10/24 (Þ)	400	415	Fukoku Mutual Life Insurance Co.

See accompanying notes which are an integral part of this quarterly report.

308 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
6.500% due 09/29/49 (ƒ)	250	283	MTN (Mauritius) Investment, Ltd.
5.000% due 12/29/49 (ƒ)	600	629	Series REGS
GFL Environmental, Inc.			6.500% due 10/13/26		510	531
5.625% due 05/01/22 (Þ)	112	116	Nippon Life Insurance Co.
Ghana Government International			4.700% due 01/20/46 (Þ)		700	735
Bond			Open Text Corp.
Series REGS			5.875% due 06/01/26 (Þ)		299	324
7.875% due 08/07/23	25	26	Parq Holdings, LP Term Loan
Golden Ocean Group, Ltd.			8.774% due 12/17/20 (Ê)		820	816
3.070% due 01/30/19	400	353	Phoenix Group Holdings
Goldman Sachs Group, Inc. (The)			5.375% due 07/06/27		400	424
5.500% due 10/12/21	400	612	Playa Hotels Resorts BV Term Loan
Golub Capital Partners CLO, Ltd.			B
Series 2017-19RA Class D			4.170% due 04/07/24 (Ê)		1,000	1,003
7.692% due 07/26/29 (Ê)(Þ)	682	643	Priceline Group, Inc.
Harbourview CLO VII, Ltd.			2.375% due 09/23/24		665	847
Series 2014-7A Class E			QBE Insurance Group, Ltd.
6.039% due 11/18/26 (Ê)(Þ)	963	906	6.750% due 12/02/44		900	1,007
HSBC Capital Funding, LP			5.875% due 06/17/46		606	649
10.176% due 12/29/49 (ƒ)(Þ)	600	952	Royal Bank of Scotland Group PLC
HSBC Holdings PLC			8.625% due 12/29/49 (ƒ)		1,000	1,104
6.375% due 12/31/49 (ƒ)	200	215	Scorpio Tankers, Inc.
6.875% due 12/31/49 (ƒ)	800	877	2.375% due 07/01/19 (Þ)		905	810
6.000% due 12/31/99	400	420	Silver Standard Resources, Inc.
Hyperion Insurance Group, Ltd.			2.875% due 02/01/33 (Þ)		661	646
5.185% due 04/29/22 (Ê)	1,173	1,187	SoftBank Group Corp.
ING Groep NV			6.000% due 12/31/99 (ƒ)		500	504
2.445% due 03/29/22 (Ê)	285	289	Series .
6.875% due 12/29/49 (ƒ)	400	434	6.875% due 12/31/99 (ƒ)		600	612
Intesa Sanpaolo Vita SpA			Solvay Acetow GMBH Term Loan
3.125% due 07/14/22 (Þ)	485	488	0.000% due 04/19/24 (Ê)(v)		500	502
Kazakhstan Government			Southern Power Co.
International Bond			1.850% due 06/20/26		390	472
Series REGS			Standard Chartered PLC
3.875% due 10/14/24	140	144	7.750% due 12/29/49 (Þ)		420	461
La Mondiale SAM			Sumitomo Life Insurance Co.
5.875% due 01/26/47	400	432	6.500% due 09/20/73 (Þ)		200	230
Legal & General Group PLC			Sydney Airport Finance Co. Pty, Ltd.
Series EMTn			Series REGS
5.250% due 03/21/47	400	424	3.900% due 03/22/23		560	588
Lithuania Government International			Teine Energy, Ltd.
Bond			6.875% due 09/30/22 (Þ)		1,760	1,782
Series REGS			The Link Finance, Ltd.
7.375% due 02/11/20	375	423	3.600% due 09/03/24		570	585
Lloyds Banking Group PLC			TIAA CLO I, Ltd.
7.500% due 12/31/49 (ƒ)	400	445	Series 2016-1A Class E1
MacDonald Detwiler & Associates,			8.736% due 07/20/28 (Ê)(Þ)		279	281
Ltd. Term Loan B			Transcanada Trust
0.000% due 07/06/24 (Ê)(v)	1,000	1,000	5.625% due 05/20/75		375	399
Macquarie Bank, Ltd.			Series 16-A
6.125% due 12/31/99 (ƒ)(Þ)	400	412	5.875% due 08/15/76		1,263	1,382
MEG Energy Corp.			TransCanada Trust
6.375% due 01/30/23 (Þ)	670	561	5.300% due 03/15/77		675	699
7.000% due 03/31/24 (Þ)	1,960	1,612	Travelport Finance (Luxembourg)
MidOcean Credit CLO III			Sarl 1st Lien Term Loan C
Series 2014-3A Class E			4.557% due 09/02/21 (Ê)		1,211	1,211
5.947% due 07/21/26 (Ê)(Þ)	825	786	UBS Group AG
Morgan Stanley			7.125% due 12/29/49 (ƒ)		400	429
Series GMTN			Series .
2.625% due 03/09/27	710	952	7.125% due 12/29/49 (ƒ)		400	438
MPT Operating Partnership, LP /			UBS Group Funding Switzerland AG
MPT Finance Corp.			3.491% due 05/23/23 (Þ)		1,110	1,140
4.000% due 08/19/22	485	635	UniCredit SpA

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 309

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 144a			Ascend Learning LLC Term Loan
4.625% due 04/12/27 (Þ)	410	432	4.533% due 07/12/24 (Ê)	2,000	2,016
Valeant Pharmaceuticals			Asurion LLC 1st Lien Term Loan B4
International, Inc.			4.483% due 08/04/22 (Ê)	2,173	2,180
6.500% due 03/15/22 (Þ)	126	133	Asurion LLC Term Loan B
7.000% due 03/15/24 (Þ)	94	100	4.233% due 11/03/23 (Ê)	1,248	1,257
Want Want China Finance, Ltd.			Avantor Performance Materials LLC
2.875% due 04/27/22	590	591	1st Lien Term Loan
Woodside Finance, Ltd.			5.240% due 03/07/24 (Ê)	499	499
3.650% due 03/05/25 (Þ)	440	440	Avantor Performance Materials LLC
Yandex NV			2nd Lien Term Loan
1.125% due 12/15/18	607	594	9.490% due 03/07/25 (Ê)	250	250
Yonkers Racing Corp. Term Loan B			Avaya, Inc. Term Loan B7
0.000% due 05/24/24 (Ê)(v)	500	501	6.416% due 05/29/20 (Ê)(Ø)	2,436	1,988
Zais CLO 5, Ltd.			Avis Budget Car Rental LLC Term
Series 2016-2A Class C			Loan B
5.216% due 10/15/28 (Ê)(Þ)	1,000	1,008	3.300% due 03/15/22 (Ê)	997	993
		83,702	Avolon LLC 1st Lien Term Loan
Loan Agreements - 19.2%			3.977% due 03/20/22 (Ê)	500	500
ABG Intermediate Holdings 2 LLC			Axalta Coating Systems U. S.
1st Lien Term Loan B1			Holdings, Inc. Term Loan B
5.296% due 05/27/21 (Ê)	362	364	3.296% due 06/01/24 (Ê)	250	251
ABG Intermediate Holdings 2 LLC			BBB Industries LLC 1st Lien Term
2nd Lien Term Loan			Loan
9.796% due 05/27/22 (Ê)	248	249	6.233% due 11/03/21 (Ê)	997	1,004
Active Network, Inc. 1st Lien Term			BCPE Eagle Buyer LLC 1st Lien
Loan			Term Loan
6.233% due 11/15/20 (Ê)	372	374	5.483% due 03/13/24 (Ê)	199	201
Advanced Disposal Services, Inc.			Berlin Packaging LLC 2nd Lien
Term Loan B3			Term Loan
3.943% due 11/10/23 (Ê)	734	739	7.980% due 10/01/22 (Ê)	1,000	1,013
AgroFresh, Inc. Term Loan			Berry Plastics Corp. 1st Lien Term
6.043% due 07/31/21 (Ê)	499	494	Loan I
AGS LLC 1st Lien Term Loan			3.734% due 10/01/22 (Ê)	2,604	2,615
6.672% due 02/06/24 (Ê)	313	317	BJ's Wholesale Club, Inc. 2nd Lien
Albany Molecular Research, Inc.			Term Loan
2nd Lien Term Loan			8.710% due 01/27/25 (Ê)	500	487
0.000% due 07/19/25 (Ê)(v)	250	254	Brand Energy & Infrastructure
Alliant Holdings I, LLC Term Loan			Services 1st Lien Term Loan
B2			5.496% due 06/21/24 (Ê)	420	424
8.250% due 08/01/23 (Ê)(Þ)	2,780	2,968	5.539% due 06/21/24 (Ê)	80	80
Alliant Holdings Intermediate LLC			Brickman Group, Ltd. LLC 1st Lien
Term Loan B			Term Loan B
4.563% due 08/14/22 (Ê)	371	372	4.000% due 12/18/20 (Ê)	655	658
Almonde, Inc. Term Loan			4.022% due 12/18/20 (Ê)	811	814
8.459% due 04/28/25 (Ê)	250	257	BWAY Holding Co. Term Loan
Alvogen Pharmaceutical US, 1st			4.474% due 04/03/24 (Ê)	1,250	1,256
Lien Inc. Term Loan			Cable One, Inc. Term Loan B
6.230% due 04/02/22 (Ê)	1,381	1,358	3.570% due 04/05/24 (Ê)	500	503
American Airlines, Inc. Term Loan			Caesars Entertainment Corp. 1st
B			Lien Term Loan B
3.233% due 06/27/20 (Ê)	1,974	1,976	4.734% due 10/11/20 (Ê)	3,472	3,503
3.374% due 04/28/23 (Ê)	498	500	Caesars Entertainment Operating
Ancestry. com Operations, Inc. 2nd			Co. Term Loan
Lien Term Loan B			0.000% due 03/31/24 (Ê)(v)	500	502
9.480% due 10/19/24 (Ê)	288	294	Capital Automotive LP 2nd Lien
AP Exhaust Acquisition LLC 1st			Term Loan
Lien Term Loan			7.240% due 03/24/25 (Ê)	250	254
6.180% due 05/10/24 (Ê)	1,000	980	Capital Automotive LP Term Loan
Arctic Glacier Holdings, Inc. Term			4.240% due 03/24/24 (Ê)	250	252
Loan			Casablanca US Holdings, Inc. 1st
5.483% due 03/14/24 (Ê)	499	504	Lien Term Loan

See accompanying notes which are an integral part of this quarterly report.

310 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.538% due 02/21/24 (Ê)	13	13	5.962% due 08/17/22 (Ê)	407	354
6.061% due 02/21/24 (Ê)	1,982	1,987	CPM Acquisition Corp. 2nd Lien
Cast & Crew Payroll LLC 2nd Lien			Term Loan
Term Loan			0.000% due 04/10/23 (Ê)(v)	250	254
9.050% due 08/03/23 (Ê)	185	180	CPM Holdings, Inc. Term Loan B
CBS Radio, Inc. Term Loan B			5.484% due 04/10/22 (Ê)	1,035	1,047
4.727% due 10/17/23 (Ê)	525	527	Creative Artists Agency LLC 1st
CCC Information Services, Inc. First			Lien Term Loan B
Lien Term Loan			4.725% due 02/13/24 (Ê)	995	1,002
4.170% due 03/31/24 (Ê)	750	751	Crosby US Acquisition Corp. 1st
CH Hold Corp. 1st Lien Term Loan			Lien Term Loan
3.000% due 02/01/24	5	5	4.172% due 11/22/20 (Ê)	497	452
4.035% due 02/01/24 (Ê)	64	64	Cvent, Inc. 1st Lien Term Loan B
CH Hold Corp. 1st Lien Term Loan			5.234% due 11/29/23 (Ê)	499	499
B			Dell International LLC 1st Lien
4.226% due 02/01/24 (Ê)	680	684	Term Loan B
CH Hold Corp. 2nd Lien Term Loan			3.740% due 09/07/23 (Ê)	2,481	2,495
B			DigitalGlobe, Inc. 1st Lien Term
8.476% due 02/01/25 (Ê)	250	256	Loan B
Change Healthcare Holdings LLC			3.984% due 12/22/23 (Ê)	1,990	1,991
1st Lien Term Loan B			Dragon Merger Sub LLC 2nd Lien
3.983% due 03/01/24 (Ê)	1,995	2,006	Term Loan
Charcoal Holdings LLC 1st Lien			0.000% due 07/11/25 (Ê)(v)	1,650	1,650
Term Loan			Duravant LLC 2nd Lien Term Loan
0.057% due 07/03/23 (Ê)	1,642	1,656	0.000% due 07/18/25 (Ê)(v)	33	33
Charming Charlie LLC Term Loan B			0.000% due 07/21/25 (Ê)(v)	277	276
9.289% due 12/24/19 (Ê)	230	114	EagleView Technology Corp. 1st
Charter Communications Operating			Lien Term Loan
LLC 1st Lien Term Loan H			5.560% due 07/15/22 (Ê)	496	496
3.240% due 01/15/22 (Ê)	2,734	2,748	EagleView Technology Corp. 2nd
Checkout Holding Corp. Covenant-			Lien Term Loan
Lite 1st Lien Term Loan B			9.560% due 09/28/23 (Ê)	500	496
4.733% due 04/09/21 (Ê)	968	787	Eastman Kodak Co. Exit Term Loan
Chemours Co. (The) Term Loan B			7.507% due 09/03/19 (Ê)	1,743	1,728
3.730% due 05/12/22 (Ê)	334	337	Eldorado Resorts LLC Term Loan B
Cision, Inc. Term Loan B			3.562% due 03/13/24 (Ê)	499	498
7.194% due 05/12/23 (Ê)	2,230	2,247	EnergySolutions LLC 1st Lien Term
CityCenter Holdings, LLC Term			Loan B
Loan B			6.990% due 05/29/20 (Ê)	2,158	2,179
3.656% due 04/18/24 (Ê)	500	502	Envision Healthcare Corp. Term
Commercial Barge Line Co. Term			Loan B
Loan B1			4.300% due 11/17/23 (Ê)	498	500
9.983% due 11/12/20 (Ê)	831	716	Everi Payments, Inc. 1st Lien Term
Community Health Systems, Inc.			Loan
Term Loan B2			5.754% due 05/09/24 (Ê)	750	759
4.202% due 01/27/21 (Ê)	2,858	2,853	EVO Payments International LLC
Constellis Holdings LLC 2nd Lien			Term Loan B
Term Loan			0.000% due 11/15/23 (Ê)(v)	250	252
10.296% due 04/21/25 (Ê)	250	247	Fairmount Santrol, Inc. 1st Lien
Constellis Holdings LLC Term Loan			Term Loan B2
B			4.796% due 09/05/19 (Ê)	1,339	1,255
6.296% due 04/18/24 (Ê)	1,000	989	First Data Corp. Term Loan
ConvergeOne Holdings Corp. Term			3.477% due 07/10/22 (Ê)	2,228	2,234
Loan B			Focus Financial Partners LLC 1st
6.050% due 06/14/24 (Ê)	500	499	Lien Term Loan
Coral US Co. Borrower LLC Term			4.549% due 05/22/24 (Ê)	1,000	1,010
Loan B			Fort Dearborn Company 1st Lien
4.734% due 01/31/25	840	840	Term Loan
Cortes NP Acquisition Corp Term			0.000% due 10/19/23 (Ê)(v)	499	500
Loan B			FPC Holdings, Inc. 1st Lien Term
5.234% due 11/30/23 (Ê)	1,452	1,464	Loan
CPI Acquisition, Inc. Term Loan B			5.299% due 11/27/19 (Ê)	2,055	2,035

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 311

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Freedom Mortgage Corp. Term Loan			Infoblox, Inc. Term Loan B
6.862% due 02/23/22 (Ê)	497	504	6.234% due 11/07/23 (Ê)	499	501
Frontier Communications Corp.			Informatica Corp. 1st Lien Term
Term Loan B			Loan
4.980% due 05/23/24 (Ê)	375	360	4.000% due 06/03/22 (Ê)	500	502
FullBeauty Brands Holding Corp.			Intrawest Resort Holdings, Inc.
2nd Lien Term Loan			Term Loan B
10.234% due 09/22/23 (Ê)	250	97	0.000% due 06/28/24 (Ê)(v)	1,000	1,004
FullBeauty Brands Holdings Corp.			J Crew Group, Inc. Term Loan B
1st Lien Term Loan			4.296% due 03/05/21 (Ê)	87	46
4.980% due 10/14/22 (Ê)	617	383	Jaguar Holding Co. II Term Loan
Garda World Security Corp. Term			3.952% due 08/18/22 (Ê)	1,241	1,249
Loan B			Koosharem LLC Exit Term Loan
7.250% due 05/24/24 (Ê)	299	303	7.500% due 05/16/20 (Ê)	489	455
GENEX Services, Inc. 1st Lien			Kraton Polymers LLC 1st Lien Term
Term Loan			Loan B
5.483% due 05/30/21 (Ê)	990	985	5.234% due 01/06/22 (Ê)	1,265	1,274
Genoa, a QoL Healthcare Co. LLC			Kronos, Inc. 1st Lien
2nd Lien Term Loan			4.680% due 11/01/23 (Ê)	996	1,008
9.234% due 10/28/24 (Ê)	2,040	2,047	Lannett Co. , Inc. Term Loan A
Getty Images, Inc. 1st Lien Term			5.983% due 11/25/20 (Ê)	1,186	1,174
Loan B			Learfield Communications, Inc. 1st
4.796% due 10/18/19 (Ê)	499	464	Lien Term Loan
GHX, Inc. Term Loan B			4.490% due 11/17/23 (Ê)	746	754
0.000% due 05/31/24 (Ê)(v)	1,000	1,006	Level 3 Financing, Inc. Term Loan B
Go Daddy Operating Co. LLC 1st			3.479% due 02/22/24 (Ê)	2,000	2,008
Lien Term Loan			Limetree Bay Terminals LLC Term
3.734% due 02/06/24 (Ê)	499	502	Loan B
Granite Acquisition, Inc. Term Loan			6.226% due 02/10/24 (Ê)	200	202
B			Lions Gate Enterntainment, Inc. 1st
5.296% due 12/17/21 (Ê)	480	484	Lien Term Loan
Granite Acquisition, Inc. Term Loan			4.234% due 10/12/23 (Ê)	147	148
C			Lonestar Intermediate Super
5.296% due 12/17/21 (Ê)	19	19	Holdings LLC Term Loan B
Grifols Worldwide Operations USA			0.234% due 08/31/21 (Ê)	1,420	1,454
Inc. 1st Lien Term Loan B			Lux Finco Sarl Term Loan B1
3.443% due 01/31/25 (Ê)	1,340	1,347	9.655% due 07/11/23 (Ê)	310	307
Gruden Acquisition, Inc. 1st Lien			MacDermid, Inc. Term Loan B
Term Loan			4.234% due 06/07/23 (Ê)	499	501
6.046% due 08/18/22 (Ê)	1,492	1,438	MACOM Technology Solutions Term
GTCR Valor Companies, Inc. Term			Loan
Loan B1			3.478% due 05/12/24 (Ê)	1,500	1,498
0.000% due 06/20/23 (Ê)(v)	250	249	Masergy Communications, Inc. 2nd
HCA, Inc. Term Loan B8			Lien Term Loan
3.483% due 02/15/24 (Ê)	1,990	2,004	9.796% due 12/15/24 (Ê)	1,700	1,717
Heartland Dental LLC 2nd Lien			Match Group, Inc. Term Loan B1
Term Loan			4.474% due 10/27/22 (Ê)	538	540
0.000% due 07/26/24 (Ê)(v)	1,440	1,454	MCC Iowa LLC Term Loan H
Hertz Global Holdings, Inc. Term			3.700% due 01/29/21 (Ê)	489	491
Loan B			Mergermarket USA, Inc. 1st Lien
3.990% due 06/30/23 (Ê)	748	747	Term Loan
Hilton Worldwide Finance LLC			4.734% due 02/04/21 (Ê)	997	997
Term Loan B2			MGM Growth Properties, LLC 1st
3.034% due 10/25/23 (Ê)	794	798	Lien Term Loan B
Hyland Software, Inc. 2nd Lien			3.484% due 04/25/23 (Ê)	989	993
Term Loan			Mission Broadcasting, Inc. 1st Lien
8.305% due 05/23/25 (Ê)	375	381	Term Loan B
Hyland Software, Inc. Term Loan			4.238% due 01/17/24 (Ê)	67	68
4.428% due 07/01/22 (Ê)	125	126	Misys Europe SA 2nd Lien Term
Indigo Merger Sub I, Inc. 1st Lien			Loan
Term Loan			0.000% due 04/27/24 (Ê)(v)	500	504
5.000% due 07/08/21 (Ê)	247	249

See accompanying notes which are an integral part of this quarterly report.

312 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nautilus Merger Sub, Inc. 2nd Lien			5.672% due 01/28/20 (Ê)	497	430
Term Loan			Quest Software US Holdings, Inc.
6.750% due 03/13/22 (Ê)	1,280	1,267	Term Loan B
Navistar, Inc. 1st Lien Term Loan B			7.257% due 10/31/22 (Ê)	1,241	1,260
5.230% due 08/07/20 (Ê)	246	249	Quikrete Holdings, Inc. 1st Lien
Neptune Finco Corp. Term Loan B			Term Loan B
3.398% due 07/17/25 (Ê)	1,834	1,830	3.984% due 11/15/23 (Ê)	499	500
Neustar, Inc. Term Loan B2			Rackspace Hosting, Inc. Term Loan
0.000% due 02/28/24 (Ê)(v)	750	759	B
New Millennium Holding Co. , Inc.			4.172% due 11/03/23 (Ê)	998	1,003
Exit Term Loan			Radio One, Inc. 1st Lien Term Loan
7.734% due 12/21/20 (Ê)	82	49	B
Nexstar Broadcasting, Inc. 1st Lien			5.300% due 04/05/23 (Ê)	499	492
Term Loan B			RBS Global, Inc. Term Loan B
4.238% due 01/17/24 (Ê)	172	173	4.024% due 08/21/23 (Ê)	375	377
Nielsen Finance LLC Term Loan B			RentPath, Inc. 1st Lien Term Loan
3.224% due 10/04/23 (Ê)	499	499	6.490% due 12/17/21 (Ê)	977	978
NN, Inc. Incremental Term Loan			Reynolds Group Holdings, Inc. 1st
4.983% due 04/03/21 (Ê)	495	494	Lien Term Loan B
NPC International, Inc. First Lien			4.234% due 02/05/23 (Ê)	496	498
Term Loan			RHP Hotel Properties LP Term
4.727% due 04/20/24 (Ê)	500	504	Loan B
NVA Holdings, Inc. 2nd Lien Term			3.440% due 04/19/24 (Ê)	499	502
Loan			Riverbed Technology, Inc. Term
8.296% due 08/14/22 (Ê)	170	172	Loan
Opal Acquisition, Inc. 1st Lien Term			4.490% due 04/27/22 (Ê)	1,981	1,952
Loan B			Royal Holdings, Inc. Term Loan
5.297% due 11/27/20 (Ê)	1,527	1,440	8.794% due 06/19/23 (Ê)	215	215
Optiv, Inc. 1st Lien Term Loan			RPI Finance Trust Term B Loan
4.437% due 02/01/24 (Ê)	483	482	3.296% due 03/27/23 (Ê)	572	575
Patterson Co. 2nd Lien Term Loan			SCS Holdings, Inc. Term Loan
9.734% due 08/28/23 (Å)(Ê)	590	578	5.250% due 10/30/22 (Ê)	463	466
PDC Brands 2nd Lien Term Loan			SeaWorld Parks & Entertainment
0.000% due 06/30/25 (Ê)(v)	1,610	1,570	Term Loan B
Peak 10, Inc. 2nd Lien Term Loan			4.296% due 03/31/24 (Ê)	3,180	3,191
0.000% due 07/18/25 (Ê)(v)	560	568	SESAC Holdco II LLC 1st Lien
Penn National Gaming, Inc. 1st Lien			Term Loan
Term Loan B			4.484% due 02/13/24 (Ê)	250	250
3.796% due 01/19/24 (Ê)	499	501	SESAC Holdco II LLC 2nd Lien
PFS Acquisition LLC 2nd Lien Term			Term Loan
Loan			8.484% due 02/10/25 (Ê)	500	500
8.250% due 01/31/22 (Ê)	1,890	1,710	Signode Industrial Group US, Inc.
Portillo's Holdings, LLC Covenant-			1st Lien Term Loan B
Lite 1st Lien Term Loan			4.000% due 05/01/21 (Ê)	872	874
5.796% due 08/01/21 (Ê)	1,485	1,483	Signode Industrial Group US, Inc.
Post Holdings, Inc. Incremental			Term Loan B
Term Loan			3.897% due 05/01/21 (Ê)	715	717
3.490% due 05/24/24 (Ê)	500	502	SIRVA Worldwide, Inc. Term Loan
Pre-Paid Legal Services, Inc. 2nd			7.656% due 11/14/22 (Ê)	165	166
Lien Term Loan			7.760% due 11/14/22 (Ê)	167	168
10.250% due 07/01/20 (Ê)	250	251	7.811% due 11/14/22 (Ê)	165	166
Prime Security Services Borrower			Solarwinds Holdings, Inc. 1st Lien
LLC Term Loan B1			Term Loan
3.984% due 05/02/22 (Ê)	1,020	1,025	4.734% due 02/05/23 (Ê)	2,375	2,391
Primeline Utility Services LLC 1st			Solera LLC Term Loan B
Lien Term Loan B			4.507% due 03/04/23 (Ê)	1,223	1,230
6.811% due 11/12/22 (Ê)	374	372	Spectrum Brands, Inc. 1st Lien
Project Alpha Intermediate Holding,			Term Loan B
Inc. Term Loan B			3.152% due 06/23/22 (Ê)	597	601
4.810% due 04/18/24 (Ê)	1,000	998	3.258% due 06/23/22 (Ê)	5	5
Prowler Acquisition Corp. 1St Lien			3.314% due 06/23/22 (Ê)	1,385	1,392
Term Loan

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 313

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Station Casinos LLC 1st Lien Term			Valeant Pharmaceuticals
Loan B			International, Inc. Term Loan B
3.730% due 06/08/23 (Ê)	374	375	5.980% due 04/02/22 (Ê)	993	1,011
Steak n Shake Operations, Inc. Term			Varsity Brands, Inc. 1st Lien Term
Loan B1			Loan
4.990% due 03/19/21 (Ê)	497	492	4.730% due 12/11/21 (Ê)	990	1,000
Sterigenics-Nordion Holdings LLC			Veresen Midstream, Ltd. Term Loan
Term Loan B			B2
4.234% due 05/15/22 (Ê)	1,236	1,235	4.734% due 03/31/22 (Ê)	1,980	1,991
Surgery Center Holdings, Inc. Term			Virgin Media Bristol LLC 1st Lien
Loan B			Term Loan I
0.000% due 06/06/24 (Ê)(v)	250	252	3.976% due 01/31/25 (Ê)	500	502
Talbots, Inc. (The) 1st Lien Term			Wastequip LLC Term Loan
Loan			5.734% due 08/09/19 (Ê)	707	707
5.734% due 03/17/20 (Ê)	117	110	William Morris Endeavor
TCH 2 Holdings LLC Term Loan			Entertainment LLC 1st Lien Term
5.234% due 05/12/21 (Ê)	1,139	1,145	Loan
Tempo Acquisition LLC Term Loan			4.490% due 05/06/21 (Ê)	3,461	3,483
B			World Endurance Holdings 1st Lien
4.227% due 05/01/24 (Ê)	500	504	Term Loan
TerraForm AP Acquisition Holdings			5.401% due 06/26/21 (Ê)	1,363	1,370
LLC Term Loan B			York Risk Services Group, Inc.
5.796% due 06/26/22 (Ê)	1,561	1,588	Covenant-Lite Term Loan B
The Nature's Bounty Co. 1st Lien			0.000% due 10/01/21 (Ê)(v)	500	495
Term Loan B					185,824
4.796% due 05/05/23 (Ê)	491	492	Mortgage-Backed Securities - 7.0%
TKC Holdings, Inc. 1st Lien Term			Blackstone Mortgage Trust, Inc.
Loan			4.375% due 05/05/22	730	746
5.484% due 02/01/23 (Ê)	499	502	Fannie Mae
TKC Holdings, Inc. 2nd Lien Term			30 Year TBA(Ï)
Loan			4.000%	9,000	9,457
9.234% due 02/01/24 (Ê)	499	499	4.500%	3,000	3,218
TMS International Corp. Term Loan			Series 2015-345 Class C13
B1			3.500% due 08/15/45	15,042	2,924
4.672% due 10/16/20 (Ê)	957	957	Fannie Mae REMICS
Trader Corp. Term Loan B			Series 2010-35 Class SG
4.545% due 09/28/23 (Ê)	998	997	Interest Only STRIP
Trans Union LLC Term 1st Lien			5.418% due 04/25/40 (Ê)	730	145
Loan B2			Series 2010-140 Class GS
3.734% due 04/09/21 (Ê)	497	498	Interest Only STRIP
Transdigm Group, Inc. 1st Lien			5.222% due 07/25/39 (Ê)	2,798	291
Term Loan F			Series 2011-59 Class BI
4.234% due 06/09/23 (Ê)	995	1,000	Interest Only STRIP
Tribune Co. Term Loan B			6.000% due 08/25/40	2,949	224
4.234% due 01/27/24 (Ê)	396	397	Series 2011-98 Class AI
Tribune Media Co. Term Loan			Interest Only STRIP
4.234% due 12/27/20 (Ê)	32	32	3.500% due 11/25/37	4,235	241
TruGreen, LP 1st Lien Term Loan			Series 2011-101 Class SA
6.724% due 04/13/23 (Ê)	1,984	1,994	Interest Only STRIP
UFC Holdings LLC 1st Lien Term			5.129% due 10/25/41 (Ê)	3,651	525
Loan			Series 2012-36 Class SN
4.480% due 08/18/23 (Ê)	1,985	1,996	Interest Only STRIP
United Airlines, Inc. Term Loan B			5.672% due 04/25/42 (Ê)	1,604	273
3.561% due 03/21/24 (Ê)	748	752	Series 2012-129 Class IJ
US Renal Care, Inc. 2nd Lien Term			Interest Only STRIP
Loan			3.500% due 12/25/32	764	106
9.296% due 11/16/23 (Ê)	2,850	2,765	Series 2012-147 Class AI
USI, Inc. Term Loan B			Interest Only STRIP
4.180% due 04/06/24 (Ê)	500	498	3.000% due 10/25/27	3,856	364
USIC Holdings, Inc. Term Loan B			Series 2012-4074 Class KS
4.923% due 12/08/23	498	501	Interest Only STRIP
			5.706% due 02/15/41 (Ê)	1,049	173

See accompanying notes which are an integral part of this quarterly report.

314 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Series 2013-27 Class PI				Series 2017-4662 Class CI
Interest Only STRIP				Interest Only STRIP
3.000% due 12/25/41	4,656		365	3.500% due 01/15/42	3,241		369
Series 2013-35 Class PI				Series 2017-4666 Class AI
Interest Only STRIP				Interest Only STRIP
3.000% due 02/25/42	2,249		177	3.000% due 09/15/35	2,985		265
Series 2013-41 Class SP				Freddie Mac REMICS
Interest Only STRIP				Series 2010-3714 Class KI
5.422% due 06/25/40 (Ê)	1,070		115	Interest Only STRIP
Series 2013-57 Class IQ				4.500% due 11/15/39	640		62
Interest Only STRIP				Series 2011-3852 Class SC
3.000% due 06/25/41	1,550		167	Interest Only STRIP
Series 2013-90 Class SD				5.424% due 04/15/40	2,272		348
Interest Only STRIP				Series 2011-3904 Class NI
5.368% due 09/25/43	1,685		322	Interest Only STRIP
Series 2013-4182 Class PI				3.500% due 08/15/26	2,784		264
Interest Only STRIP				Series 2012-3984 Class DS
3.000% due 12/15/41	5,409		414	Interest Only STRIP
Series 2015-55 Class IN				4.961% due 01/15/42 (Ê)	2,662		420
Interest Only STRIP				Series 2012-4077 Class IK
4.500% due 08/25/45	1,414		214	Interest Only STRIP
Series 2015-4425				5.000% due 07/15/42	1,871		385
Interest Only STRIP				Series 2012-4099 Class BI
4.000% due 01/15/45	1,987		330	Interest Only STRIP
Series 2015-4510 Class HI				3.500% due 06/15/39	2,291		231
Interest Only STRIP				Series 2012-4127 Class PI
3.000% due 03/15/40	4,433		407	Interest Only STRIP
Series 2016-24 Class CI				4.500% due 07/15/42	1,823		332
Interest Only STRIP				Series 2014-4299 Class JI
4.000% due 02/25/46	2,010		308	Interest Only STRIP
Series 2016-97 Class KI				4.000% due 07/15/43	1,358		205
Interest Only STRIP				Series 2014-4386 Class IL
3.000% due 06/25/40	2,918		310	Interest Only STRIP
Series 2016-101 Class QI				4.000% due 12/15/43	2,106		346
Interest Only STRIP				Series 2014-4386 Class LI
3.500% due 04/25/42	1,940		286	Interest Only STRIP
Series 2016-102 Class JI				4.000% due 02/15/43	2,165		314
Interest Only STRIP				Series 2014-4403 Class CI
3.500% due 02/25/46	1,392		193	Interest Only STRIP
Series 2016-104 Class NI				4.000% due 10/15/44	1,594		258
Interest Only STRIP				Series 2016-4550 Class AI
5.000% due 04/25/38	1,214		47	Interest Only STRIP
Series 2016-4560 Class PI				3.000% due 10/15/40	2,660		335
Interest Only STRIP				Series 2016-4568 Class MI
3.500% due 05/15/45	2,102		297	Interest Only STRIP
Series 2017-2 Class KI				4.000% due 04/15/46	1,933		273
Interest Only STRIP				Series 2016-4601 Class PI
4.000% due 02/25/47	2,642		430	Interest Only STRIP
Series 2017-7 Class JI				4.500% due 12/15/45	1,728		274
Interest Only STRIP				Series 2016-4635 Class PI
4.000% due 02/25/47	2,400		381	Interest Only STRIP
Series 2017-15 Class LI				4.000% due 12/15/46	2,220		402
Interest Only STRIP				Series 2017-4663 Class KI
4.000% due 06/25/46	2,112		359	Interest Only STRIP
Series 2017-48 Class LI				3.500% due 11/15/42	2,536		312
Interest Only STRIP				Series 2017-4663 Class PI
4.000% due 05/25/47	1,155		192	Interest Only STRIP
Series 2017-4656 Class AI				4.000% due 03/15/47	1,394		235
Interest Only STRIP				Series 2017-4663 Class TI
3.000% due 09/15/37	3,997		328	Interest Only STRIP
Series 2017-4658 Class CI				3.500% due 10/15/42	1,519		175
Interest Only STRIP				Ginnie Mae
3.500% due 07/15/40	1,432		177

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 315

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-9 Class UI			Series 2015-50
Interest Only STRIP			Interest Only STRIP
5.000% due 01/20/40	25,728	5,470	4.000% due 04/20/45	4,019		603
Series 2010-35 Class QI			Series 2015-60 Class PI
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/40	2,016	406	4.000% due 04/20/45	2,310		437
Series 2010-62 Class SD			Series 2015-106 Class CI
Interest Only STRIP			Interest Only STRIP
5.512% due 05/20/40 (Ê)	809	149	4.000% due 05/20/45	986		148
Series 2010-134 Class ES			Series 2015-131 Class BI
Interest Only STRIP			Interest Only STRIP
5.007% due 11/20/39 (Ê)	1,949	184	3.500% due 06/20/41	2,188		278
Series 2010-144 Class LS			Series 2015-133 Class MI
Interest Only STRIP			Interest Only STRIP
5.208% due 07/16/37	2,290	52	3.000% due 05/20/44	2,608		345
Series 2010-H19 Class BI			Series 2015-167 Class BI
Interest Only STRIP			Interest Only STRIP
1.460% due 08/20/60	4,390	300	4.500% due 04/16/45	2,053		478
Series 2010-H20 Class IF			Series 2015-H04 Class AI
Interest Only STRIP			Interest Only STRIP
1.449% due 10/20/60	1,715	113	2.091% due 12/20/64	3,221		269
Series 2010-H22 Class CI			Series 2016-18 Class QI
Interest Only STRIP			Interest Only STRIP
2.365% due 10/20/60	5,300	400	4.000% due 08/20/44	2,287		425
Series 2011-17 Class S			Series 2016-29 Class IO
Interest Only STRIP			Interest Only STRIP
5.072% due 02/20/41 (Ê)	5,287	848	4.000% due 02/16/46	2,013		379
Series 2011-22 Class PS			Series 2016-42 Class IO
Interest Only STRIP			Interest Only STRIP
5.007% due 07/20/40 (Ê)	1,738	146	5.000% due 02/20/46	2,701		539
Series 2012-104 Class QI			Series 2016-77 Class SL
Interest Only STRIP			Interest Only STRIP
3.500% due 04/20/42	563	128	5.157% due 03/20/43 (Ê)	2,530		306
Series 2012-H23 Class WI			Series 2016-123 Class IQ
Interest Only STRIP			Interest Only STRIP
1.521% due 10/20/62	3,391	206	5.000% due 07/20/39	3,085		262
Series 2013-77 Class UI			Series 2016-154 Class AI
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/41	1,762	292	5.000% due 02/20/41	1,249		63
Series 2013-182 Class SY			Series 2016-167 Class SB
Interest Only STRIP			Interest Only STRIP
5.319% due 12/20/43 (Ê)	1,440	257	5.022% due 04/20/38 (Ê)	3,217		136
Series 2013-H14 Class XI			Series 2016-168 Class AI
Interest Only STRIP			Interest Only STRIP
1.602% due 03/20/63	2,887	174	5.000% due 07/20/45	3,111		257
Series 2013-H24 Class AI			Series 2016-H04 Class KI
Interest Only STRIP			Interest Only STRIP
1.472% due 09/20/63	2,556	147	1.875% due 02/20/66	1,350		111
Series 2014-69 Class IG			Series 2016-H06 Class AI
Interest Only STRIP			Interest Only STRIP
5.000% due 09/20/43	1,802	343	2.279% due 02/20/66	3,078		275
Series 2014-98 Class AI			Series 2016-H17 Class DI
Interest Only STRIP			Interest Only STRIP
4.500% due 10/20/41	2,276	252	1.999% due 07/20/66	5,596		679
Series 2014-H09 Class AI			Series 2017-11 Class PI
Interest Only STRIP			Interest Only STRIP
1.437% due 01/20/64	8,990	520	4.000% due 12/20/46	2,379		335
Series 2014-H13 Class BI			Series 2017-17 Class DI
Interest Only STRIP			Interest Only STRIP
1.584% due 05/20/64	12,909	814	3.500% due 09/20/43	2,707		352
Series 2014-H25 Class BI			Series 2017-42 Class IC
Interest Only STRIP			Interest Only STRIP
1.646% due 12/20/64	5,155	432	4.500% due 08/20/41	2,027		378

See accompanying notes which are an integral part of this quarterly report.

316 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H02 Class BI			Series 2015-134 Class LI
Interest Only STRIP			Interest Only STRIP
2.301% due 01/20/67	1,647	229	3.500% due 05/20/39	1,301		158
Series 2017-H03 Class DI			Series 2015-162 Class BI
Interest Only STRIP			Interest Only STRIP
2.195% due 12/20/66	7,990	1,076	4.000% due 11/20/40	2,435		388
Series 2017-H04 Class BI			Series 2015-H09 Class BI
Interest Only STRIP			Interest Only STRIP
2.403% due 02/20/67	1,994	283	1.684% due 03/20/65	750		63
Series 2017-H06 Class EI			Series 2015-H10 Class CI
Interest Only STRIP			Interest Only STRIP
1.565% due 02/20/67	8,669	648	1.797% due 04/20/65	1,820		155
Series 2017-H08 Class DI			Series 2015-H13 Class AI
Interest Only STRIP			Interest Only STRIP
2.377% due 02/20/67	5,413	844	2.394% due 06/20/65	3,011		307
Series 2017-H08 Class GI			Series 2015-H15 Class JI
Interest Only STRIP			Interest Only STRIP
2.325% due 02/20/67	1,603	222	1.936% due 06/20/65	1,274		124
Series 2017-H09			Series 2015-H18 Class IA
Interest Only STRIP			Interest Only STRIP
1.774% due 04/20/67	8,482	908	1.816% due 06/20/65	979		75
Series 2017-H09 Class HI			Series 2015-H24 Class BI
Interest Only STRIP			Interest Only STRIP
1.823% due 03/20/67	6,841	860	1.604% due 08/20/65	2,402		148
Series 2017-H14 Class DI			Series 2015-H25 Class AI
Interest Only STRIP			Interest Only STRIP
1.552% due 06/20/67	1,818	150	1.614% due 09/20/65	1,793		148
Ginnie Mae REMICS			Series 2015-H26 Class GI
Class IA			Interest Only STRIP
Interest Only STRIP			1.780% due 10/20/65	1,000		96
4.000% due 01/16/43	1,493	225	Series 2016-129 Class PI
Series 2012-129			Interest Only STRIP
Interest Only STRIP			4.500% due 06/20/45	1,154		219
4.500% due 11/16/42	622	143	Series 2016-135 Class PI
Series 2012-H06 Class AI			Interest Only STRIP
Interest Only STRIP			4.000% due 05/20/46	1,849		364
1.361% due 01/20/62	10,268	595	Series 2016-147 Class BI
Series 2012-H10 Class AI			Interest Only STRIP
Interest Only STRIP			4.000% due 10/20/46	1,311		273
1.171% due 12/20/61	9,999	461	Series 2016-H16 Class DI
Series 2013-23 Class IK			Interest Only STRIP
Interest Only STRIP			2.194% due 06/20/66 (Ê)	3,409		438
3.000% due 09/20/37	2,554	269	Series 2016-H18 Class QI
Series 2013-H15 Class CI			Interest Only STRIP
Interest Only STRIP			1.975% due 06/20/66	2,972		393
1.772% due 07/20/63	5,181	326	Series 2017-17 Class EI
Series 2014-20 Class SQ			Interest Only STRIP
Interest Only STRIP			4.000% due 09/20/44	2,506		281
5.122% due 07/20/43 (Ê)	2,389	332	Series 2017-38 Class DI
Series 2014-44 Class IA			Interest Only STRIP
Interest Only STRIP			5.000% due 03/16/47	962		202
3.500% due 05/20/28	3,403	349	Series 2017-57 Class AI
Series 2014-139 Class NI			Interest Only STRIP
Interest Only STRIP			4.000% due 06/20/45	1,189		224
3.500% due 08/20/28	3,810	324	Series 2017-H03 Class EI
Series 2015-40 Class KI			Interest Only STRIP
Interest Only STRIP			2.373% due 01/20/67	2,861		435
4.000% due 07/20/44	3,496	606	Series 2017-H03 Class KI
Series 2015-79 Class MI			Interest Only STRIP
Interest Only STRIP			2.564% due 01/20/67	1,506		196
4.000% due 05/20/44	1,964	275	Series 2017-H06 Class BI
Series 2015-111 Class IJ			Interest Only STRIP
Interest Only STRIP			2.256% due 02/20/67	7,184		972
3.500% due 08/20/45	1,720	267

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 317

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 2017-H06 Class DI				Series 23/A
Interest Only STRIP				6.000% due 11/24/23	HUF	87,000	413
1.755% due 02/20/67		9,555	909	Indonesia Treasury Bond
Series 2017-H06 Class MI				Series FR53
Interest Only STRIP				8.250% due 07/15/21	IDR	17,770,000	1,400
2.169% due 02/20/67		2,624	317	Series FR68
Series 2017-H08 Class NI				8.375% due 03/15/34	IDR	15,550,000	1,256
Interest Only STRIP				Series FR72
2.147% due 03/20/67		7,515	965	8.250% due 05/15/36	IDR	1,570,000	125
Series 2017-H09 Class DI				Series FR73
Interest Only STRIP				8.750% due 05/15/31	IDR	30,970,000	2,589
1.695% due 03/20/67		4,291	467	InterContinental Hotels Group PLC
Government National Mortgage				3.750% due 08/14/25	GBP	310	454
Association				Islandsbanki hf
Series 2010-3 Class MS				Series GMTN
Interest Only STRIP				1.750% due 09/07/20	EUR	1,040	1,270
6.018% due 11/20/38 (Ê)		1,622	94	Landsbankinn HF
Morgan Stanley Bank of America				1.625% due 03/15/21	EUR	405	493
Merrill Lynch Trust				Madrilena Red de Gas Finance BV
Series 2014-C18 Class D				4.500% due 12/04/23	EUR	440	632
3.389% due 10/15/47 (Þ)		300	214	Malaysia Government Bond
Morgan Stanley Capital I Trust				Series 0311
Series 2012-C4 Class E				4.392% due 04/15/26	MYR	2,890	688
5.421% due 03/15/45 (Þ)		300	265	Series 0415
			67,281	4.254% due 05/31/35	MYR	1,430	323
Non-US Bonds - 5.9%				Malaysia Government International
Akelius Residential AB				Bond
1.750% due 02/07/25	EUR	750	891	Series 0114
America Movil SAB de CV				4.181% due 07/15/24	MYR	2,700	637
5.000% due 10/27/26	GBP	480	766	Series 0314
Argentine Bonos del Tesoro				4.048% due 09/30/21	MYR	2,940	695
15.500% due 10/17/26	ARS	7,930	520	Merlin Properties SOCIMI SA
Assicurazioni Generali SpA				2.375% due 05/23/22	EUR	300	379
5.500% due 10/27/47	EUR	310	429	Mexican Bonos
AXA SA				Series M 30
3.941% due 11/29/49 (ƒ)	EUR	720	942	10.000% due 11/20/36	MXN	18,652	1,362
Bank of Scotland PLC				Mexican Bonos de Desarrollo
6.375% due 08/16/19	GBP	505	735	Series M
Brazil Notas do Tesouro Nacional				7.750% due 11/23/34	MXN	35,900	2,149
Series NTNF				Mexico Government International
10.000% due 01/01/23	BRL	380	125	Bond
10.000% due 01/01/25	BRL	5,460	1,781	2.750% due 04/22/23	EUR	740	946
10.000% due 01/01/27	BRL	5,280	1,714	NTPC, Ltd.
Bright Food Singapore Holdings				2.750% due 02/01/27	EUR	380	465
Pte. , Ltd.				Peruvian Government International
1.125% due 07/18/20	EUR	250	297	Bond
CaixaBank, SA				Series REGS
Series				6.900% due 08/12/37	PEN	3,020	1,020
6.750% due 12/31/99 (ƒ)	EUR	200	256	Petroleos Mexicanos
Colombian TES				8.250% due 06/02/22	GBP	145	237
Series B				Philippine Government Bond
5.000% due 11/21/18	COP	13,170,000	4,403	Series 1060
10.000% due 07/24/24	COP	6,750,000	2,701	3.625% due 09/09/25	PHP	9,900	184
Global Switch Holdings, Ltd.				Republic of Aregentina Governemnt
2.250% due 05/31/27	EUR	370	446	International Bond
Grand City Properties SA				21.200% due 09/19/18	ARS	800	49
1.500% due 04/17/25	EUR	400	473	22.620% due 03/11/19 (Ê)	ARS	410	24
HSBC Holdings PLC				Republic of South Africa
5.750% due 12/20/27	GBP	385	633	Government International Bond
Hungary Government Bond				Series 2023
Series 19/A				7.750% due 02/28/23	ZAR	26,136	1,965
6.500% due 06/24/19	HUF	338,000	1,471	Series 2032
				8.250% due 03/31/32	ZAR	7,890	545

See accompanying notes which are an integral part of this quarterly report.

318 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Series 2048				Total Long-Term Investments
8.750% due 02/28/48	ZAR	9,210	624	(cost $558,117)		568,255
Series R214
6.500% due 02/28/41	ZAR	15,250	809	Common Stocks - 27.6%
Romania Government International				Consumer Discretionary - 1.6%
Bond				Axel Springer SE Class A	6,649	423
Series 10Y				Cie Financiere Richemont SA	9,715	825
4.750% due 02/24/25	RON	1,415	396	Cineplex, Inc.	10,754	424
Royal Bank of Scotland Group PLC				Costco Wholesale Corp.	2,604	413
2.500% due 03/22/23	EUR	410	517
RSA Insurance Group PLC				Daily Mail & General Trust PLC Class A	3,637	31
5.125% due 10/10/45	GBP	215	321	Diageo PLC	31,466	1,016
Russian Federal Bond - OFZ				Euromoney Institutional Investor PLC	5,071	74
Series 6205				Garmin, Ltd.	8,325	418
7.600% due 04/14/21	RUB	45,640	756	Genuine Parts Co.	5,320	452
Series 6212				Grand Korea Leisure Co. , Ltd.	23,719	486
7.050% due 01/19/28	RUB	42,790	681	Grupo Televisa SAB - ADR	47,342	1,260
Series 6215				Hilton Worldwide Holdings, Inc.	3,222	201
7.000% due 08/16/23	RUB	118,230	1,896	Home Depot, Inc. (The)	3,592	537
RWE AG				Honda Motor Co. , Ltd.	42,900	1,210
Series EMTn				Hongkong & Shanghai Hotels, Ltd. (The)	167,500	298
2.750% due 04/21/75	EUR	680	814	Hyundai Motor Co.	16,721	2,163
Santander UK Group Holdings PLC				Las Vegas Sands Corp.	3,061	189
7.375% due 12/29/49 (ƒ)	GBP	275	391	Leggett & Platt, Inc.	6,800	328
SGSP (Australia) Assets Pty, Ltd.				Majestic Wine PLC	21,846	92
5.125% due 02/11/21	GBP	190	283	Marks & Spencer Group PLC	35,961	153
South Africa Government				Omnicom Group, Inc.	2,828	223
International Bond				Pacific Textiles Holdings, Ltd.	30,000	34
Series R186				Pandora Media, Inc. (Æ)(Ñ)	58,074	520
10.500% due 12/21/26	ZAR	13,120	1,115
State Grid Overseas Investment,				Pandox AB	16,832	303
				Red Rock Resorts, Inc. Class A	5,922	142
Ltd.				Secom Co. , Ltd.	4,561	342
Series REGS
1.250% due 05/19/22	EUR	1,040	1,248	Shaw Communications, Inc. Class B	19,507	434
TDF Infrastructure SAS				Shingakukai Co. , Ltd.	49,084	259
2.875% due 10/19/22	EUR	700	904	Singapore Press Holdings, Ltd.	179,700	386
Teva Pharmaceuticals Industries,				Tabcorp Holdings, Ltd.	121,304	406
Ltd.				Tatts Group, Ltd.	76,511	245
1.250% due 03/31/23	EUR	675	797	Thomson Reuters Corp. (Ñ)	10,230	469
Thailand Government International				Tiffany & Co.	337	32
Bond				Vertu Motors PLC	271,885	157
3.850% due 12/12/25	THB	19,003	634	Vivendi SA - ADR	6,939	161
3.580% due 12/17/27	THB	7,920	259	Wal-Mart Stores, Inc.	5,297	424
4.875% due 06/22/29	THB	10,300	378			15,530
Thomson Reuters Corp.
3.309% due 11/12/21	CAD	1,465	1,209	Consumer Staples - 2.6%
Turkey Government Bond				Altria Group, Inc.	460	30
7.100% due 03/08/23	TRY	2,640	647	Astarta Holding NV(Æ)	6,074	116
8.000% due 03/12/25	TRY	5,180	1,293	Barry Callebaut AG(Æ)	80	114
Turkey Government International				BrasilAgro - Co. Brasileira de
Bond				Propriedades Agricolas	20,033	76
10.700% due 02/17/21	TRY	5,080	1,449	British American Tobacco PLC - ADR	3,935	246
Western Power Distribution PLC				Britvic PLC	27,438	258
3.625% due 11/06/23	GBP	430	616	China Yurun Food Group, Ltd. (Æ)	371,000	48
			56,920	Church & Dwight Co. , Inc.	8,074	431
United States Government Treasuries - 0.3%				CK Hutchison Holdings, Ltd.	83,719	1,103
United States Treasury Notes				Coca-Cola Co. (The)	77,484	3,553
1.125% due 02/28/19		910	908	Dr Pepper Snapple Group, Inc.	2,321	212
1.750% due 06/30/22		450	448	General Mills, Inc.	2,877	160
2.375% due 05/15/27		630	635	George Weston, Ltd.	4,539	396
3.000% due 02/15/47		495	505	Golden Agri-Resources, Ltd.	3,957,800	1,153
			2,496	JM Smucker Co. (The)	3,297	402

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 319

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kernel Holding SA	6,338	112	Ally Financial, Inc.	59,048	1,337
Kimberly-Clark Corp.	3,767	464	Alstria Office REIT-AG(ö)	24,625	361
Kraft Heinz Co. (The)	5,396	472	American Campus Communities, Inc. (ö)	5,917	284
KT&G Corp.	7,789	793	American Financial Group, Inc.	2,416	245
Lenta, Ltd. (Æ)	33,537	201	American Homes 4 Rent Class A(ö)	20,841	480
Loblaw Cos. , Ltd.	7,458	406	American Tower Corp. (ö)	3,289	448
McCormick & Co. , Inc.	4,027	384	AMP, Ltd.	49,352	213
PepsiCo, Inc.	28,774	3,355	Aon PLC	3,741	517
Procter & Gamble Co. (The)	47,126	4,281	Apartment Investment & Management
Scandinavian Tobacco Group A/S(Þ)	51,472	832	Co. Class A(ö)	7,636	348
SLC Agricola SA	79,366	554	Arthur J Gallagher & Co.	7,719	454
Stock Spirits Group PLC	327,165	705	Assura PLC(ö)	251,871	213
Swedish Match AB	49,862	1,754	Australia & New Zealand Banking
Sysco Corp.	5,900	310	Group, Ltd. - ADR	24,386	579
Unilever NV	22,368	1,305	AvalonBay Communities, Inc. (ö)	5,670	1,091
Wm Morrison Supermarkets PLC	130,875	415	Aviva PLC	63,453	451
Woolworths, Ltd.	5,115	109	Axis Capital Holdings, Ltd.	5,360	346
		24,750	Banco Bilbao Vizcaya Argentaria SA
			- ADR	5,514	50
Energy - 1.4%			Banco Santander SA - ADR	7,869	54
AltaGas, Ltd. - ADR	21,249	495	Bank Leumi Le-Israel BM	27,297	131
APA Group	28,626	197	Barclays PLC	137,450	368
Areva SA(Æ)(Ñ)	10,798	57	Big Yellow Group PLC(ö)	18,913	193
BP PLC - ADR	28,086	987	BlackRock, Inc. Class A	97	41
BP PLC	96,694	567	Bolsas y Mercados Espanoles SHMSF
Cenovus Energy, Inc.	19,069	160	SA	2,698	99
Chevron Corp.	7,478	817	BR Malls Participacoes SA	38,483	163
Cloud Peak Energy, Inc. (Æ)	75,835	262	Brixmor Property Group, Inc. (ö)	7,879	154
Denison Mines Corp. (Æ)	371,698	194	Buwog AG(Æ)	13,543	398
Enbridge, Inc.	8,623	358	Canadian Imperial Bank of Commerce	5,221	453
ENI SpA - ADR	20,520	325	Chartwell Retirement Residences	36,509	448
ERG SpA	10,082	144	Cheung Kong Property Holdings, Ltd.	154,500	1,250
Exxon Mobil Corp.	24,695	1,976	Chubb, Ltd.	2,806	411
Fission Uranium Corp. (Æ)	377,153	212	CI Financial Corp.	14,220	310
Gazprom PAO	510,136	990	Cincinnati Financial Corp.	6,342	483
Gazprom PJSC - ADR	80,042	311	CIT Group, Inc.	20,951	998
Innogy SE(Þ)	3,361	141	CMC Markets PLC(Þ)	26,255	55
Kinder Morgan, Inc.	37,666	770	CME Group, Inc. Class A	4,150	509
Lukoil PJSC - ADR	7,174	336	CNA Financial Corp.	9,206	478
Marathon Oil Corp.	41,756	511	Colony NorthStar, Inc. (Æ)	12,430	338
OMV AG	7,076	401	Commonwealth Bank of Australia - ADR	9,074	608
ONEOK, Inc.	6,279	355	Corporate Office Properties Trust(ö)	12,203	406
PrairieSky Royalty, Ltd.	9,867	245	Cousins Properties, Inc. (ö)	51,016	469
Royal Dutch Shell PLC Class A	26,799	756	Credit Agricole SA	8,861	156
Royal Dutch Shell PLC Class B	18,678	533	Crown Castle International Corp. (ö)	2,881	290
Statoil ASA Class N	5,585	105	CyrusOne, Inc. (ö)	5,293	316
Total SA	11,053	561	Daiwa House REIT Investment Corp. (ö)	36	89
Washington H Soul Pattinson & Co. , Ltd.	33,592	474	DDR Corp. (Æ)(ƒ)(Ñ)	17,850	480
Woodside Petroleum, Ltd.	11,696	274	Derwent London PLC (ö)	3,857	145
		13,514	Deutsche Wohnen AG	18,380	728
			Dexus Property Group(Æ)(ö)	106,911	803
Financial Services - 6.7%			Digital Realty Trust, Inc. (ö)	3,674	424
3i Group PLC	30,016	371	Douglas Emmett, Inc. (ö)	10,353	396
Activia Properties, Inc. (ö)	93	418	Dundee Corp. Class A(Æ)(Ñ)	78,892	169
ADO Properties SA(Þ)	3,425	155	DuPont Fabros Technology, Inc. (ö)	7,159	446
Aedifica(ö)	1,394	128	Education Realty Trust, Inc. (ö)	5,410	203
Aflac, Inc.	4,737	378	Elementis PLC	50,190	197
AGNC Investment Corp.	20,518	435	Empire State Realty Trust, Inc. Class
Allied Properties Real Estate Investment			A(ö)	15,885	332
Trust(ö)	12,792	391	Entra ASA(Þ)	17,011	226

See accompanying notes which are an integral part of this quarterly report.

320 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Equinix, Inc. (ö)	536	242	Monmouth Real Estate Investment Corp.
Equity LifeStyle Properties, Inc. Class			(Æ)(ƒ)	14,984	380
A(ö)	5,036	440	Moscow Exchange MICEX-RTS PJSC	196,557	352
Equity LifeStyle Properties, Inc. (Æ)	7,775	197	National Australia Bank, Ltd. - ADR	1,551	37
Erie Indemnity Co. Class A	3,592	458	Nippon Building Fund, Inc. (ö)	43	232
Essex Property Trust, Inc. (ö)	2,121	555	Northgate PLC	7,870	45
Etalon Group, Ltd. - GDR(Æ)	81,559	292	Numis Corp. PLC	40,010	138
Everest Re Group, Ltd.	1,251	328	Old Republic International Corp.	8,620	169
Extra Space Storage, Inc. (ö)	6,215	494	Oversea-Chinese Banking Corp. , Ltd.	35,600	298
Fairfax Financial Holdings, Ltd.	194	92	PAX Global Technology, Ltd.	441,000	292
Fastighets AB Balder Class B(Æ)	7,579	193	ProAssurance Corp.	7,256	448
Fidelity National Information Services,			Progressive Corp. (The)	8,568	404
Inc.	5,704	520	Prologis, Inc. (ö)	8,560	521
Fiserv, Inc. (Æ)	3,611	464	Realty Income Corp. (ö)	10,628	606
Foxtons Group PLC	300,371	357	Royal Bank of Canada - GDR	8,386	626
Gecina SA (ö)	2,790	421	Royal Bank of Scotland Group PLC(Æ)	147,764	485
GEO Group, Inc. (The)(ö)	4,433	130	Saga PLC	52,862	146
GGP, Inc. (Æ)(ö)	20,582	465	Sberbank of Russia PJSC Class T	540,178	1,485
Global Logistic Properties, Ltd.	29,000	71	Segro PLC (ö)	74,279	517
Goodman Group (ö)	91,335	582	Simon Property Group, Inc. (ö)	2,686	426
Great Eastern Holdings, Ltd.	5,700	105	Skandinaviska Enskilda Banken AB
Great-West Lifeco, Inc.	11,643	332	Class A	37,065	469
Groupe Bruxelles Lambert SA	4,444	456	SL Green Realty Corp. (ö)	3,317	343
Guoco Group, Ltd.	22,000	258	Solidere - GDR(Æ)	4,542	36
Hang Lung Properties, Ltd. - ADR	230,000	572	Sompo Japan Nipponkoa Holdings, Inc.	18,394	723
Hang Seng Bank, Ltd.	21,400	465	Sprott, Inc.	213,670	392
HCP, Inc. (ö)	30,277	958	St. Modwen Properties PLC	25,200	119
Hispania Activos Inmobiliarios Socimi			Sumitomo Realty & Development Co. ,
SA(ö)	3,925	71	Ltd.	20,000	607
Host Hotels & Resorts, Inc. (ö)	15,208	284	Summit Hotel Properties, Inc. (Æ)	10,000	259
HSBC Holdings PLC	56,254	563	Sun Communities, Inc. (ö)	7,069	629
Hufvudstaden AB Class A	10,482	183	Sun Hung Kai Properties, Ltd.	40,000	620
Hulic REIT, Inc. (ö)	27	43	Sunstone Hotel Investors, Inc. (ö)	20,068	327
IGM Financial, Inc.	5,049	170	Swedbank AB Class A	16,516	431
Immofinanz AG	256,157	624	Synchrony Financial	19,626	595
Insurance Australia Group, Ltd.	25,294	135	Tokyo Tatemono Co. , Ltd.	31,273	427
Intact Financial Corp.	6,356	494	Toronto Dominion Bank	4,211	217
Interactive Brokers Group, Inc. Class			Travelers Cos. , Inc. (The)	2,911	373
A(Ñ)	6,807	273	Tritax Big Box REIT PLC(ö)	71,796	142
Intesa Sanpaolo SpA	27,151	94	Tryg A/S	14,180	320
ITE Group PLC	54,147	129	Two Harbors Investment Corp. (ö)	107,759	1,066
Jack Henry & Associates, Inc.	3,701	397	UDR, Inc. (ö)	17,795	696
Japan Retail Fund Investment Corp. (ö)	149	285	UNITE Group PLC (The)(ö)	32,359	286
JBG Smith Properties(Æ)(ö)	2,939	104	Uranium Participation Corp. (Æ)	144,570	443
Kenedix Office Investment Corp. Class			Urban & Civic PLC	57,031	203
A(ö)	40	226	Validus Holdings, Ltd.	1,406	76
Kilroy Realty Corp. (ö)	3,707	257	Vornado Realty Trust(ö)	5,879	466
Kimco Realty Corp. (ö)	15,379	310	Weingarten Realty Investors(ö)	18,444	599
Klepierre - GDR(ö)	5,107	208	Wells Fargo & Co.	65,456	3,530
Link Administration Holdings, Ltd.	32,744	202	Workspace Group PLC(ö)	11,609	140
Link Real Estate Investment Trust (ö)	28,500	232	XL Group, Ltd.	3,249	144
Lloyds Banking Group PLC	1,897,027	1,641			65,115
LondonMetric Property PLC(ö)	64,247	143
LSL Property Services PLC	160,103	539	Health Care - 3.3%
Man Group PLC	90,574	191	AbbVie, Inc.	8,950	626
Marsh & McLennan Cos. , Inc.	5,053	394	Abiomed, Inc. (Æ)	594	88
McBride PLC(Æ)	72,794	182	Aetna, Inc.	202	31
Merlin Properties Socimi SA(ö)	36,692	494	Agilent Technologies, Inc.	3,605	216
Mitsui Fudosan Co. , Ltd.	26,290	605	Align Technology, Inc. (Æ)	1,094	183
			Allergan PLC(Æ)	1,372	346

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 321

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Amgen, Inc.	1,248	218	Arkema SA	1,594	182
As One Corp.	6,581	329	Barrick Gold Corp.	34,311	580
AstraZeneca PLC	5,262	313	Bear Creek Mining Corp. (Æ)(Ñ)	76,809	155
Baxter International, Inc.	7,891	477	Cameco Corp. Class A	171,258	1,756
Bayer AG	4,412	559	Centerra Gold, Inc.	128,515	685
Bio-Techne Corp.	3,655	424	Dongyue Group	122,000	57
BML, Inc.	11,500	237	DS Smith PLC Class F	28,904	184
Bristol-Myers Squibb Co.	2,410	137	Dundee Precious Metals, Inc. (Æ)	160,323	338
Cardinal Health, Inc.	526	41	Ecolab, Inc.	3,790	499
Charles River Laboratories International,			Essentra PLC	15,829	112
Inc. (Æ)	1,121	110	Gabriel Resources, Ltd. (Æ)	1,712,770	412
Cigna Corp.	1,183	205	Gold Fields, Ltd. - ADR	50,855	203
Cooper Cos. , Inc. (The)	426	104	Goldcorp, Inc.	15,318	201
Dentsply Sirona, Inc.	2,954	183	Impala Platinum Holdings, Ltd. (Æ)	200,258	535
Edwards Lifesciences Corp. (Æ)	351	40	Ivanhoe Mines, Ltd. Class A(Æ)	88,800	350
Eli Lilly & Co.	6,312	522	James Hardie Industries PLC	5,283	81
Fresenius Medical Care AG & Co.	4,083	386	Kinross Gold Corp. (Æ)	225,397	930
Fresenius SE & Co. KGaA	5,448	461	Lundin Gold, Inc. (Æ)(Ñ)	119,799	443
Gilead Sciences, Inc.	1,703	130	MHP SA - GDR	69,138	688
GlaxoSmithKline PLC - ADR	67,006	1,339	Mosaic Co. (The)	15,503	374
Henry Schein, Inc. (Æ)	2,375	433	New Gold, Inc. (Æ)	130,822	438
Hill-Rom Holdings, Inc.	5,401	402	Newcrest Mining, Ltd.	100,812	1,628
Hologic, Inc. (Æ)	953	42	NexGen Energy, Ltd. (Æ)	146,508	370
Humana, Inc.	181	42	Nippon Fine Chemical Co. , Ltd.	34,741	317
Illumina, Inc. (Æ)	316	55	Nitto FC Co. , Ltd. (Ñ)	37,085	307
Johnson & Johnson	35,267	4,680	Northern Dynasty Minerals, Ltd. (Æ)(Ñ)	156,531	222
Laboratory Corp. of America			Novagold Resources, Inc. (Æ)(Ñ)	61,930	277
Holdings(Æ)	3,128	497	OHL Mexico SAB de CV	126,037	163
Medtronic PLC	7,391	621	Packaging Corp. of America	2,226	244
Merck KGaA	2,435	267	Praxair, Inc.	2,615	340
Millennium Health LLC(Æ)	2,491	4	Rio Tinto PLC	6,884	320
Nakanishi, Inc.	4,220	177	Royal Gold, Inc.	6,939	601
Novartis AG	24,862	2,119	Safestore Holdings PLC(ö)	25,150	140
Patheon NV(Æ)	3,403	119	Sandstorm Gold, Ltd. (Æ)	19,337	80
Patterson Cos. , Inc. (Ñ)	2,920	122	Seabridge Gold, Inc. (Æ)(Ñ)	41,200	478
PerkinElmer, Inc.	6,586	434	SIG PLC - ADR	47,393	104
Pfizer, Inc.	127,566	4,230	Sonoco Products Co.	9,334	453
Protek PJSC	65,327	110	Tahoe Resources, Inc.	16,919	93
Quest Diagnostics, Inc.	4,048	438	Tikkurila Oyj	17,062	364
ResMed, Inc.	2,897	223	Turquoise Hill Resources, Ltd. (Æ)	250,769	825
Roche Holding AG	5,430	1,373	Wheaton Precious Metals Corp.	37,088	753
Ryman Healthcare, Ltd.	67,195	445			17,971
Sanofi - ADR	29,585	2,822
Sonic Healthcare, Ltd.	24,016	429	Producer Durables - 3.8%
Steris PLC	5,400	442	3M Co.	3,059	615
Stryker Corp.	6,495	955	ABB, Ltd.	19,662	461
Teleflex, Inc.	2,099	435	Abertis Infraestructuras SA	34,184	675
Thermo Fisher Scientific, Inc.	3,053	536	Accenture PLC Class A	4,457	574
TT electronics PLC	68,659	192	Aena SA(Þ)	3,320	649
UnitedHealth Group, Inc.	3,969	761	Aeroports de Paris	4,336	734
Varian Medical Systems, Inc. (Æ)	4,209	409	Ascential PLC	22,892	109
VCA, Inc. (Æ)	627	58	Atlantia SpA	32,336	981
WellCare Health Plans, Inc. (Æ)	263	47	Auckland International Airport, Ltd.	102,149	534
Zimmer Biomet Holdings, Inc.	955	116	Aurizon Holdings, Ltd.	33,195	133
		31,740	Avery Dennison Corp.	1,303	121
			Babcock & Wilcox Co. (The) Class W(Æ)	6,277	331
Materials and Processing - 1.9%			BBA Aviation PLC	97,352	384
Albemarle Corp.	1,311	152	Boeing Co. (The)	3,327	807
Anglo American PLC	18,876	313	Boskalis Westminster	9,610	344
AptarGroup, Inc.	2,768	224	Brambles, Ltd.	5,538	41

See accompanying notes which are an integral part of this quarterly report.

322 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bureau Veritas SA	26,881	612	West Japan Railway Co.	5,900	424
Canadian Pacific Railway, Ltd.	625	98	Wirecard AG	3,341	256
Central Japan Railway Co.	1,000	161	Xaar PLC	11,043	62
CH Robinson Worldwide, Inc.	5,624	369			36,722
China Merchants Port Holdings Co. , Ltd.	72,000	226
CSX Corp.	2,318	114	Technology - 2.9%
Daiseki Co. , Ltd.	14,600	347	Alphabet, Inc. Class A(Æ)	3,574	3,378
Danaher Corp.	5,973	487	Amdocs, Ltd.	6,401	430
Danone SA	12,455	930	Amphenol Corp. Class A	5,241	402
De La Rue PLC	17,803	157	Apple, Inc.	3,367	501
Deutsche Post AG	13,153	511	Atos SE	872	133
Diana Shipping, Inc. (Æ)(Ñ)	70,760	274	Avnet, Inc.	11,637	447
Ebara Corp.	23,500	689	AVX Corp.	21,034	376
Emerson Electric Co.	8,487	506	BCE, Inc.	9,882	464
Ferrovial SA	23,380	505	CA, Inc.	13,667	424
Flughafen Zurich AG	5,406	1,379	Cisco Systems, Inc.	21,233	668
GEA Group AG	24,455	994	Cosel Co. , Ltd.	54,939	676
Golden Ocean Group, Ltd. (Æ)	30,846	224	Ei Towers SpA	2,988	183
Grupo Aeroportuario del Pacifico SAB de			Electrocomponents PLC	52,168	427
CV - ADR	3,783	434	Hanergy Thin Film Power Group, Ltd.
Guangshen Railway Co. , Ltd. Class H	770,000	396	(Æ)	205,123	103
Honeywell International, Inc.	4,635	631	Hollysys Automation Technologies, Ltd.
Japan Steel Works, Ltd. (The)	73,800	1,223	(Ñ)	10,791	207
Jiangsu Expressway Co. , Ltd. Class H	142,000	206	Hua Hong Semiconductor, Ltd. (Þ)	132,000	179
Kamigumi Co. , Ltd.	30,000	322	Icom, Inc.	16,143	344
KBR, Inc.	11,865	177	Infosys, Ltd. - ADR	50,196	793
Kitagawa Industries Co. , Ltd.	27,331	310	Infrastrutture Wireless Italiane SpA(Þ)	45,356	293
Kurita Water Industries, Ltd.	16,800	479	Intel Corp.	54,964	1,950
Lockheed Martin Corp.	1,981	579	International Business Machines Corp.	4,638	671
Lookers PLC	240,621	349	Mail. Ru Group, Ltd. - GDR(Æ)	7,889	218
Luks Group Vietnam Holdings Co. , Ltd.	240,000	79	Microchip Technology, Inc.	5,261	421
Macquarie Infrastructure Corp.	13,571	1,029	Microsoft Corp.	32,803	2,385
MAN SE	4,158	461	NVC Lighting Holdings, Ltd.	1,267,427	141
Meggitt PLC	112,715	747	Oracle Corp.	97,156	4,850
Mitsubishi Corp.	57,700	1,255	QUALCOMM, Inc.	6,497	346
Mitsui & Co. , Ltd.	91,800	1,337	Rogers Communications, Inc. Class B	9,481	493
MTR Corp. , Ltd.	56,500	326	Sanshin Electronics Co. , Ltd.	8,800	111
National Express Group PLC	44,419	213	SES SA	1,713	40
Nestle SA	15,881	1,343	Singapore Telecommunications, Ltd.	685,466	2,007
Organo Corp.	61,000	325	Spark New Zealand, Ltd.	159,244	448
Orkla ASA	43,563	449	StarHub, Ltd.	215,100	433
QinetiQ Group PLC	107,420	342	Synopsys, Inc. (Æ)	5,545	425
Raytheon Co.	3,418	587	Texas Instruments, Inc.	6,502	529
Republic Services, Inc. Class A	6,869	441	Transcosmos, Inc.	17,900	431
Restaurant Group (The) PLC	55,420	245	Vodafone Group PLC	437,218	1,280
Robert Walters PLC	20,901	131	VTech Holdings, Ltd.	22,600	327
Rockwell Automation, Inc.	1,476	244	Xilinx, Inc.	2,017	128
SDL PLC	26,923	228	Yandex NV Class A(Æ)	6,860	199
Secom Joshinetsu Co. , Ltd.	14,302	451			28,261
SIA Engineering Co. , Ltd.	146,800	394
Singapore Airlines, Ltd. (Æ)	34,800	267	Utilities - 3.4%
Skanska AB Class B	18,390	418	AGL Energy, Ltd.	2,912	56
Transurban Group - ADR(Æ)	48,627	444	Alliant Energy Corp.	10,428	423
Tsakos Energy Navigation, Ltd. (Ñ)	66,711	329	America Movil SAB de CV	1,949,505	1,727
UniFirst Corp.	5,180	737	American Water Works Co. , Inc.	6,458	524
Union Pacific Corp.	2,318	239	Antero Midstream GP LP(Ñ)	4,060	86
United Technologies Corp.	4,934	585	AT&T, Inc.	16,909	659
Vinci SA	2,781	249	Atmos Energy Corp.	1,247	108
Waste Management, Inc.	6,558	493	Bezeq The Israeli Telecommunication
Waters Corp. (Æ)	2,362	410	Corp. , Ltd.	17,763	26

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 323

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Canadian Natural Resources, Ltd.	11,275	345	TransCanada Corp.	18,739	957
CenterPoint Energy, Inc.	3,154	89	United Utilities Group PLC	14,633	173
Centrais Eletricas Brasileiras SA(Æ)	257,249	1,114	WEC Energy Group, Inc.	18,136	1,142
Chemring Group PLC	59,813	142	Xcel Energy, Inc.	11,624	550
Cheniere Energy, Inc. (Æ)	7,164	324			32,996
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ)	11,697	126	Total Common Stocks
CLP Holdings, Ltd.	97,000	1,034	(cost $246,915)		266,599
CMS Energy Corp.	3,597	166
Contact Energy, Ltd.	11,366	46	Preferred Stocks - 2.8%
Delek Energy Systems, Ltd.	270	150	Consumer Discretionary - 0.3%
E. ON SE	21,396	212	CHS, Inc.	47,320	1,394
Edison International	7,036	553	eBay, Inc.	8,104	219
Electricite de France SA	138,309	1,404	GMAC Capital Trust I(Æ)(Ê)	37,264	989
Enagas SA	1,431	40			2,602
Enbridge, Inc.	8,361	347	Consumer Staples - 0.1%
Endesa SA - ADR	9,083	215	Dairy Farmers of America, Inc. (Æ)(ƒ)(Þ)	8,600	933
Energisa SA	13,373	107			933
Engie SA	92,154	1,485	Energy - 0.0%
Exelon Corp.	40,452	1,552	Helix Energy Solutions	60,000	59
Federal Grid PJSC	332,096,293	927	Southern Co. (The)(Æ)	13,900	377
Fortum OYJ	13,748	225
					436
Freenet AG	12,588	425	Financial Services - 2.2%
Great Plains Energy, Inc.	6,517	201	Aegon NV	12,456	327
Hess Midstream Partners, LP(Ñ)	3,854	81	American Homes 4 Rent	35,024	952
HK Electric Investments & HK Electric			Arch Capital Group, Ltd.	15,996	394
Investments, Ltd. (Þ)	181,500	172	Ares Management, LP	26,431	713
Inter Pipeline, Ltd.	24,381	481	Aspen Insurance Holdings, Ltd.	13,307	347
Keyera Corp.	12,279	384	AXIS Capital Holdings, Ltd.	14,377	360
Kinder Morgan(Þ)	7,264	102	Bank of America Corp.	26,653	1,346
KT Corp.	9,090	283	Capital One Financial Co.	14,650	390
KT Corp. - ADR	3,004	55	Capital One Financial Corp.	15,500	398
MEG Energy Corp. Class A(Æ)	353,610	1,452	Charles Schwab Corp. (The)	9,806	271
National Grid PLC	25,673	317	Citigroup, Inc.	21,693	603
NextEra Energy, Inc.	9,712	1,419	CoBank ACB	2,200	234
NiSource, Inc.	5,407	141	Colony NorthStar, Inc.	11,900	311
Northland Power, Inc.	8,599	160	DDR Corp.	4,783	122
Pattern Energy Group, Inc. Class A	6,350	159	DuPont Fabros Technology, Inc.	13,018	367
PCCW, Ltd.	536,000	302	Farm Credit Bank of Texas	20,696	2,373
Pembina Pipeline Corp.	27,738	945	First Republic Bank	16,000	403
PG&E Corp.	6,935	469	Hanover Insurance Group, Inc. (The)	8,900	228
Pinnacle West Capital Corp.	5,459	473	JPMorgan Chase & Co.	11,600	310
Power Assets Holdings, Ltd.	10,000	99	KKR & Co. , LP	21,200	568
PPL Corp.	36,091	1,383	Legg Mason, Inc.	24,320	606
Proximus	11,695	411	Morgan Stanley	40,886	1,148
Public Service Enterprise Group, Inc.	5,634	253	National Retail Properties, Inc.	15,700	391
Red Electrica Corp. SA	22,119	474	New York Community Bancorp, Inc.	13,700	403
RusHydro PJSC	83,770,746	1,074	PartnerRe, Ltd.	16,175	424
Sempra Energy	3,582	405	PS Business Parks, Inc.	8,465	217
Severfield-Rowen PLC	88,442	87	Rexford Industrial Realty, Inc.	19,500	501
Snam Rete Gas SpA	103,737	491	SCE Trust VI	15,320	393
Spark Infrastructure Group	232,498	466	STAG Industrial, Inc.	7,037	189
Swisscom AG	919	449	Stifel Financial Corp.	7,558	202
Tele2 AB Class B	3,989	47	Summit Hotel Properties, Inc.	11,653	302
Telefonica SA - ADR	20,420	231	Sunstone Hotel Investors, Inc.	30,891	812
Telekom Austria AG - ADR(Æ)	21,089	191	Taubman Centers, Inc.	7,313	186
Telenor ASA	24,783	496	UMH Properties, Inc.	10,600	268
Telia Co. AB	101,047	475	Validus Holdings, Ltd.	17,481	441
Telstra Corp. , Ltd.	131,881	433	Valley National Bancorp	18,000	471
TELUS Corp.	13,186	476	Vereit, Inc.	11,248	297

See accompanying notes which are an integral part of this quarterly report.

324 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal			Fair		Principal			Fair
	Amount ($)			Value		Amount ($)			Value
	or Shares			$		or Shares			$
Wells Fargo & Co.		52,170		2,017	Series 12 M
WR Berkley Corp. (Æ)		15,380		403	0.170% due 09/13/17	HUF	232,140		904
				20,688	IAS Operating Partnership LP
Utilities - 0.2%					5.000% due 03/15/18 (Þ)		1,000		1,011
Dominion Resources, Inc.		7,575		192	International Automotive Components
DTE Energy Co.		17,903		461	Group SA
					9.125% due 06/01/18 (Þ)		2,037		1,986
Integrys Holding, Inc.		34,500		910	Optima Specialty Steel, Inc. Term Loan
NuStar Energy LP		14,761		380	0.000% due 10/31/17 (Þ)(Ê)(v)		6,220		6,220
SCE Trust III(Æ)		10,800		312	PDL BioPharma, Inc.
				2,255	4.000% due 02/01/18		390		389
Total Preferred Stocks					Poland Government Bond
(cost $26,285)				26,914	Series 1017
					5.250% due 10/25/17	PLN	7,000		1,964
Options Purchased - 0.2%					Redwood Trust, Inc.
(Number of Contracts)					4.625% due 04/15/18		1,350		1,365
Fannie Mae Bonds					Starwood Property Trust, Inc.
Sep 2017 99.70 Call (1)	USD	71,000	(ÿ)	469	3.750% due 10/15/17		1,040		1,043
Sep 2017 102.52 Call (1)	USD	37,000	(ÿ)	203	Turkey Government International Bond
S&P 500 Index					Series 5Y
Aug 2017 2,419.89 Call (12,104)	USD	29,290	(ÿ)	657	6.300% due 02/14/18	TRY	7,990		2,208
Aug 2017 2,427.51 Call (8,321)	USD	20,199	(ÿ)	396	U. S. Cash Management Fund		80,484,419	(8)	80,492
Aug 2017 2,464.75 Call (11,884)	USD	29,291	(ÿ)	213	United States Treasury Bills
USD 3 Month LIBOR/USD					0.633% due 08/03/17 (ç)(~)(§)		979		979
1.968%					0.830% due 08/10/17 (ç)(~)(§)		773		773
Aug 2017 1.97 Call (1)	USD	2,863	(ÿ)	1	0.869% due 08/10/17 (ç)(§)		4,500		4,499
USD 3 Month LIBOR/USD					0.856% due 08/17/17		1,000		1,000
1.977%					0.991% due 10/05/17		3,000		2,994
Sep 2017 1.98 Call (0)	USD	4,294	(ÿ)	6	Total Short-Term Investments
USD 3 Month LIBOR/USD
1.995%					(cost $109,504)				109,856
Oct 2017 2.00 Call (0)	USD	4,294	(ÿ)	12
USD 3 Month LIBOR/USD					Other Securities - 0.4%
2.015%					U. S. Cash Collateral Fund(×)		3,760,791	( )	3,761
Oct 2017 2.02 Call (1)	USD	4,294	(ÿ)	12	Total Other Securities
USD 3 Month LIBOR/USD
2.200%					(cost $3,761)				3,761
Aug 2017 2.20 Call (1)	USD	4,436	(ÿ)	15
Total Options Purchased					Total Investments 101.3%
(cost $1,522)				1,984	(identified cost $946,104)				977,474

Warrants & Rights - 0.0%					Securities Sold Short - (1.5)%
Foresight Energy, LP(Å)(Æ)					Long-Term Investments - (1.5)%
2017 Warrants		2,510		100	Mortgage-Backed Securities - (1.5)%
					Fannie Mae
Gecina SA (Æ)					30 Year TBA(Ï)
2017 Rights		1,645		5	3.500%		(14,000)		(14,390)
Total Warrants & Rights
(cost $—)				105	Total Long-Term Investments
					(proceeds $14,386)				(14,390)
Short-Term Investments - 11.4%
Argentina Bonar Bonds					Total Securities Sold Short
23.277% due 10/09/17 (Ê)	ARS	1,060		61	(proceeds $14,386)				(14,390)
Argentine Bonos del Tesoro
22.750% due 03/05/18	ARS	810		50	Other Assets and Liabilities,
Avaya, Inc. 1st Lien Term Loan B4					Net - 0.2%
8.814% due 01/23/18 (Ê)		549		563					2,263

Brookdale Senior Living, Inc.					Net Assets - 100.0%				965,347
2.750% due 06/15/18		855		851
Energy Future Intermediate Holding Co.
LLC Term Loan
4.296% due 06/28/18 (Ê)		500		504
Hungary Treasury Bills

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 325

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.5%
Century Aluminum Co.	09/21/15	4,080,000	94.15	3,841	4,207
Foresight Energy, LP	08/26/16	2,510	—	—	100
Patterson Co. 2nd Lien Term Loan	08/14/15	590,000	99.00	584	578
					4,885
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	40	EUR	4,175	08/17	46
Australia 10 Year Government Bond Futures	123	AUD	15,861	09/17	(328)
CAC40 Euro Index Futures	233	EUR	11,860	08/17	(351)
DAX Index Futures	36	EUR	10,899	09/17	(683)
EURO STOXX 50 Index Futures	217	EUR	7,480	09/17	(283)
FTSE/MIB Index Futures	27	EUR	2,900	09/17	74
IBEX 35 Index Futures	39	EUR	4,095	08/17	(50)
MSCI Emerging Markets Mini Index Futures	489	USD	28,213	09/17	1,261
OMXS30 Index Futures	171	SEK	26,420	08/17	(187)
Russell 1000 Mini Index Futures	3	USD	205	09/17	3
S&P 500 E-Mini Index Futures	36	USD	4,442	09/17	73
S&P Consumer Discretionary Select Sector Index Futures	68	USD	6,264	09/17	54
S&P Financial Select Sector Index Futures	385	USD	29,655	09/17	1,549
S&P Mid 400 E-Mini Index Futures	1	USD	176	09/17	1
TOPIX Index Futures	51	JPY	825,944	09/17	72
United States 5 Year Treasury Note Futures	4	USD	473	09/17	2
United States 10 Year Treasury Note Futures	134	USD	16,870	09/17	(160)
United States Ultra Treasury Bond Futures	17	USD	2,561	09/17	(14)
Short Positions
Dow Jones U. S. Real Estate Index Futures	551	USD	17,604	09/17	(381)
Euro-Bobl Futures	4	EUR	545	09/17	1
Euro-Bund Futures	59	EUR	9,555	09/17	231
FTSE 100 Index Futures	30	GBP	2,193	09/17	54
FTSE 250 Index Futures	24	GBP	944	09/17	(3)
Hang Seng Index Futures	4	HKD	5,446	08/17	(10)
MSCI Emerging Markets Mini Index Futures	143	SGD	5,269	08/17	(10)
Russell 1000 Mini Index Futures	66	USD	4,513	09/17	(70)
S&P 500 E-Mini Index Futures	878	USD	108,346	09/17	(1,589)
S&P Energy Select Sector Index Futures	45	USD	2,997	09/17	(90)
S&P Mid 400 E-Mini Index Futures	36	USD	6,335	09/17	(33)
S&P Utilities Select Sector Index Futures	185	USD	9,909	09/17	109
S&P/TSX 60 Index Futures	94	CAD	16,721	09/17	258
SPI 200 Index Futures	52	AUD	7,359	09/17	64
United Kingdom Long Gilt Futures	69	GBP	8,695	09/17	274
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(116)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	Put	1	102.97	USD	37,000	08/07/17	(61)
Fannie Mae Bonds	Put	1	99.70	USD	71,000	09/06/17	(237)
Fannie Mae Bonds	Put	1	102.52	USD	37,000	09/06/17	(96)

See accompanying notes which are an integral part of this quarterly report.

326 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Swaptions
(Fund Receives/Fund Pays)
USD 2.302%/USD 3 Month LIBOR	Call	1	2.30	USD	2,218	08/25/17	(17)
USD 3 Month LIBOR/USD 2.538%	Put	1	2.54	USD	2,863	08/25/17	(1)
USD 3 Month LIBOR/USD 2.577%	Put	1	2.58	USD	4,294	09/29/17	(6)
USD 3 Month LIBOR/USD 2.600%	Put	1	2.60	USD	4,294	10/31/17	(12)
USD 3 Month LIBOR/USD 2.620%	Put	1	2.62	USD	4,294	10/27/17	(9)
Total Liability for Options Written (premiums received $704)							(439)

Transactions in options written contracts for the period ended July 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	85,766	$1,154
Opened	260,128	4,647
Closed	(299,940)	(4,398)
Expired	(45,946)	(699)
Outstanding July 31, 2017	8	$704

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	184	AUD	231	08/01/17	—
Bank of America	USD	256	AUD	320	08/01/17	1
Bank of America	USD	365	AUD	458	08/01/17	1
Bank of America	USD	—	CAD	—	08/02/17	—
Bank of America	USD	—	CAD	—	08/02/17	—
Bank of America	USD	1	CAD	1	08/02/17	—
Bank of America	USD	1	CAD	2	08/02/17	—
Bank of America	USD	1	CAD	2	08/02/17	—
Bank of America	USD	19	CAD	23	08/02/17	—
Bank of America	USD	33	CAD	41	08/02/17	—
Bank of America	USD	37	CAD	46	08/02/17	—
Bank of America	USD	45	CAD	56	08/02/17	—
Bank of America	USD	45	CAD	56	08/02/17	—
Bank of America	USD	46	CAD	57	08/02/17	—
Bank of America	USD	62	CAD	78	08/02/17	—
Bank of America	USD	74	CAD	92	08/02/17	—
Bank of America	USD	87	CAD	108	08/02/17	—
Bank of America	USD	90	CAD	112	08/02/17	—
Bank of America	USD	92	CAD	114	08/02/17	—
Bank of America	USD	94	CAD	118	08/02/17	—
Bank of America	USD	95	CAD	118	08/02/17	—
Bank of America	USD	121	CAD	151	08/02/17	—
Bank of America	USD	133	CAD	166	08/02/17	—
Bank of America	USD	188	CAD	234	08/02/17	—
Bank of America	USD	457	CAD	570	08/02/17	—
Bank of America	USD	43	DKK	271	08/01/17	—
Bank of America	USD	11	EUR	10	08/01/17	—
Bank of America	USD	41	EUR	35	08/01/17	—
Bank of America	USD	45	EUR	39	08/01/17	—
Bank of America	USD	56	EUR	48	08/01/17	—
Bank of America	USD	114	EUR	97	08/01/17	1
Bank of America	USD	125	EUR	106	08/01/17	1
Bank of America	USD	141	EUR	120	08/01/17	1
Bank of America	USD	158	EUR	135	08/01/17	1
Bank of America	USD	240	EUR	204	08/01/17	2

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 327

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	535	EUR	455	08/01/17	4
Bank of America	USD	595	EUR	505	08/25/17	5
Bank of America	USD	42	GBP	32	08/01/17	—
Bank of America	USD	44	GBP	34	08/01/17	—
Bank of America	USD	44	GBP	34	08/01/17	—
Bank of America	USD	45	GBP	34	08/01/17	—
Bank of America	USD	47	GBP	36	08/01/17	—
Bank of America	USD	60	GBP	45	08/01/17	—
Bank of America	USD	79	GBP	60	08/01/17	—
Bank of America	USD	93	GBP	71	08/01/17	—
Bank of America	USD	155	GBP	118	08/01/17	1
Bank of America	USD	328	GBP	250	08/01/17	1
Bank of America	USD	74	HKD	576	08/01/17	—
Bank of America	USD	185	HKD	1,449	08/01/17	—
Bank of America	USD	202	HKD	1,581	08/01/17	—
Bank of America	USD	278	HKD	2,171	08/01/17	—
Bank of America	USD	335	HKD	2,620	08/01/17	—
Bank of America	USD	10	JPY	1,078	08/01/17	—
Bank of America	USD	7	JPY	813	08/02/17	—
Bank of America	USD	74	JPY	8,252	08/02/17	1
Bank of America	USD	83	JPY	9,261	08/02/17	1
Bank of America	USD	91	JPY	10,097	08/02/17	1
Bank of America	USD	132	JPY	14,710	08/02/17	1
Bank of America	USD	136	JPY	15,141	08/02/17	1
Bank of America	USD	183	JPY	20,348	08/02/17	1
Bank of America	USD	193	JPY	21,485	08/02/17	1
Bank of America	USD	1,217	JPY	135,208	08/02/17	10
Bank of America	USD	2	JPY	272	08/03/17	—
Bank of America	USD	10	JPY	1,094	08/03/17	—
Bank of America	USD	25	JPY	2,713	08/03/17	—
Bank of America	USD	53	NOK	418	08/01/17	—
Bank of America	USD	72	NOK	571	08/01/17	1
Bank of America	USD	44	SEK	354	08/01/17	—
Bank of America	USD	58	SEK	474	08/01/17	—
Bank of America	USD	59	SEK	478	08/01/17	—
Bank of America	USD	258	SGD	350	08/02/17	1
Bank of America	USD	210	ZAR	2,730	08/02/17	(3)
Bank of America	AUD	49	USD	39	08/01/17	—
Bank of America	AUD	106	USD	85	08/01/17	—
Bank of America	AUD	239	USD	191	08/01/17	(1)
Bank of America	AUD	249	USD	199	08/01/17	(1)
Bank of America	CAD	53	USD	42	08/02/17	—
Bank of America	CAD	55	USD	44	08/02/17	—
Bank of America	CAD	184	USD	148	08/02/17	—
Bank of America	CAD	220	USD	176	08/02/17	—
Bank of America	CAD	513	USD	411	08/02/17	—
Bank of America	CHF	330	USD	340	08/02/17	(1)
Bank of America	CNY	60,560	USD	8,856	09/20/17	(127)
Bank of America	EUR	51	USD	60	08/01/17	—
Bank of America	EUR	66	USD	78	08/01/17	(1)
Bank of America	EUR	90	USD	106	08/01/17	(1)
Bank of America	EUR	106	USD	124	08/01/17	(1)
Bank of America	EUR	162	USD	191	08/01/17	(1)
Bank of America	EUR	172	USD	202	08/01/17	(2)
Bank of America	EUR	185	USD	217	08/01/17	(2)
Bank of America	EUR	234	USD	275	08/01/17	(2)
Bank of America	EUR	246	USD	289	08/01/17	(2)
Bank of America	EUR	262	USD	308	08/01/17	(2)
Bank of America	EUR	355	USD	417	08/01/17	(3)
Bank of America	EUR	505	USD	594	08/01/17	(3)
Bank of America	GBP	55	USD	72	08/01/17	—
Bank of America	GBP	104	USD	136	08/01/17	(1)
Bank of America	GBP	2,290	USD	3,000	10/20/17	(28)

See accompanying notes which are an integral part of this quarterly report.

328 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	GBP	2,317	USD	3,036	10/20/17	(29)
Bank of America	HKD	669	USD	86	08/01/17	—
Bank of America	HKD	762	USD	98	08/01/17	—
Bank of America	HKD	1,737	USD	222	08/01/17	—
Bank of America	JPY	7,079	USD	64	08/02/17	—
Bank of America	JPY	7,787	USD	70	08/02/17	(1)
Bank of America	JPY	173	USD	2	08/03/17	—
Bank of America	MXN	1,348	USD	76	08/02/17	—
Bank of America	NZD	300	USD	224	08/01/17	(1)
Bank of America	RUB	157,500	USD	2,701	09/20/17	95
Bank of Montreal	USD	2,733	AUD	3,448	08/23/17	25
Bank of Montreal	USD	2,826	EUR	2,494	09/20/17	135
Bank of Montreal	USD	1,939	JPY	210,632	09/20/17	(24)
Bank of Montreal	USD	576	MXN	10,474	09/20/17	8
Bank of Montreal	USD	12	SEK	100	09/20/17	1
Bank of Montreal	USD	42	ZAR	542	09/20/17	(2)
Bank of Montreal	AUD	4,911	USD	3,837	08/23/17	(90)
Bank of Montreal	AUD	2,492	USD	1,896	09/20/17	(97)
Bank of Montreal	CAD	1,728	USD	1,311	09/20/17	(76)
Bank of Montreal	CHF	34	USD	35	09/20/17	—
Bank of Montreal	GBP	414	USD	532	09/20/17	(16)
Bank of Montreal	HKD	910	USD	117	09/20/17	—
Bank of Montreal	NOK	13,329	USD	1,638	08/23/17	(58)
Bank of Montreal	NOK	1,614	USD	193	09/20/17	(12)
Bank of Montreal	SGD	484	USD	353	09/20/17	(4)
Barclays	USD	457	EUR	400	08/25/17	17
Barclays	ZAR	5,298	USD	398	11/22/17	3
BNP Paribas	EUR	883	USD	1,006	08/25/17	(40)
Citibank	USD	275	CLP	186,313	10/30/17	11
Citibank	USD	1,638	JPY	183,046	08/23/17	24
Citibank	USD	2,678	NZD	3,642	08/23/17	56
Citibank	USD	3,826	SEK	31,706	08/23/17	105
Citibank	DKK	17,367	USD	2,709	08/23/17	(59)
Citibank	EUR	214	USD	250	08/25/17	(4)
Citibank	EUR	380	USD	444	08/25/17	(7)
Citibank	EUR	618	USD	721	08/25/17	(12)
Citibank	JPY	430,158	USD	3,819	08/23/17	(86)
Citibank	SEK	22,261	USD	2,701	08/23/17	(59)
Commonwealth Bank of Australia	USD	1,642	EUR	1,415	08/23/17	36
Commonwealth Bank of Australia	USD	3,858	EUR	3,326	08/23/17	84
Deutsche Bank	PLN	6,829	USD	1,825	10/17/17	(74)
HSBC	USD	1,487	CNY	10,409	11/14/17	52
HSBC	USD	1,033	CZK	23,674	11/03/17	48
HSBC	USD	2,474	HKD	19,209	11/06/17	(8)
HSBC	USD	126	HUF	33,036	11/29/17	4
HSBC	USD	260	INR	17,103	11/06/17	4
HSBC	USD	1,470	INR	95,976	11/06/17	12
HSBC	USD	330	KRW	376,035	11/17/17	6
HSBC	USD	157	MXN	2,798	10/16/17	(2)
HSBC	USD	3,255	MXN	59,951	10/16/17	71
HSBC	CLP	226,199	USD	340	10/30/17	(7)
HSBC	COP	597,617	USD	202	11/24/17	4
HSBC	CZK	4,602	USD	190	11/03/17	(20)
HSBC	EUR	264	USD	301	10/17/17	(12)
HSBC	HKD	11,710	USD	1,506	11/06/17	3
HSBC	HUF	98,411	USD	373	11/29/17	(12)
HSBC	MXN	4,956	USD	270	10/16/17	(5)
HSBC	MXN	19,500	USD	1,070	10/16/17	(12)
HSBC	PEN	1,319	USD	400	11/20/17	(3)
HSBC	PLN	459	USD	124	10/17/17	(4)
HSBC	PLN	1,149	USD	308	10/17/17	(12)
HSBC	RON	331	USD	83	11/22/17	(4)
HSBC	RON	2,161	USD	540	11/22/17	(22)

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 329

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	RUB	18,414	USD	300	11/20/17	(1)
HSBC	ZAR	3,943	USD	295	11/22/17	1
HSBC	ZAR	5,130	USD	385	11/22/17	3
JPMorgan Chase	USD	1,270	ARS	21,247	10/10/17	(114)
JPMorgan Chase	USD	983	CLP	654,678	10/30/17	22
JPMorgan Chase	USD	991	CZK	24,131	11/03/17	111
JPMorgan Chase	USD	2,014	HKD	15,636	11/06/17	(7)
JPMorgan Chase	ARS	22,193	USD	1,410	10/10/17	203
JPMorgan Chase	ARS	23,603	USD	1,410	10/10/17	126
JPMorgan Chase	CNY	30,691	USD	4,458	11/14/17	(80)
JPMorgan Chase	KRW	826,343	USD	741	11/17/17	3
JPMorgan Chase	TRY	945	USD	256	09/13/17	(9)
Morgan Stanley	USD	108	EUR	94	08/25/17	4
Morgan Stanley	USD	333	EUR	298	08/25/17	20
Morgan Stanley	CAD	1,557	USD	1,174	09/22/17	(75)
Morgan Stanley	EUR	238	USD	272	08/25/17	(10)
Morgan Stanley	EUR	335	USD	386	08/25/17	(10)
Morgan Stanley	EUR	372	USD	430	08/25/17	(10)
Morgan Stanley	EUR	1,097	USD	1,235	08/25/17	(66)
Morgan Stanley	EUR	5,472	USD	6,188	08/25/17	(297)
Morgan Stanley	EUR	5,495	USD	6,205	08/25/17	(308)
Royal Bank of Canada	USD	2,825	EUR	2,494	09/20/17	136
Royal Bank of Canada	USD	1,633	GBP	1,248	08/23/17	15
Royal Bank of Canada	USD	3,775	ILS	13,436	08/23/17	1
Royal Bank of Canada	USD	1,936	JPY	210,632	09/20/17	(21)
Royal Bank of Canada	USD	574	MXN	10,474	09/20/17	9
Royal Bank of Canada	USD	12	SEK	100	09/20/17	1
Royal Bank of Canada	USD	42	ZAR	542	09/20/17	(2)
Royal Bank of Canada	AUD	2,492	USD	1,898	09/20/17	(94)
Royal Bank of Canada	CAD	1,728	USD	1,313	09/20/17	(74)
Royal Bank of Canada	CAD	3,740	USD	3,012	09/20/17	10
Royal Bank of Canada	CHF	34	USD	35	09/20/17	—
Royal Bank of Canada	GBP	414	USD	531	09/20/17	(16)
Royal Bank of Canada	HKD	910	USD	117	09/20/17	—
Royal Bank of Canada	ILS	5,718	USD	1,606	08/23/17	—
Royal Bank of Canada	JPY	221,950	USD	2,005	09/20/17	(13)
Royal Bank of Canada	NOK	1,614	USD	193	09/20/17	(12)
Royal Bank of Canada	SGD	484	USD	353	09/20/17	(5)
Standard Chartered	USD	2,824	EUR	2,494	09/20/17	136
Standard Chartered	USD	1,934	JPY	210,632	09/20/17	(20)
Standard Chartered	USD	574	MXN	10,474	09/20/17	9
Standard Chartered	USD	12	SEK	100	09/20/17	1
Standard Chartered	USD	42	ZAR	542	09/20/17	(1)
Standard Chartered	AUD	2,492	USD	1,897	09/20/17	(95)
Standard Chartered	CAD	1,728	USD	1,313	09/20/17	(74)
Standard Chartered	CHF	34	USD	35	09/20/17	—
Standard Chartered	GBP	414	USD	531	09/20/17	(16)
Standard Chartered	HKD	910	USD	117	09/20/17	—
Standard Chartered	NOK	1,614	USD	193	09/20/17	(12)
Standard Chartered	SGD	484	USD	352	09/20/17	(5)
State Street	USD	57	BRL	180	08/02/17	—
State Street	USD	130	BRL	407	08/02/17	1
State Street	USD	214	BRL	671	08/02/17	1
State Street	USD	19	CAD	24	09/22/17	—
State Street	USD	80	EUR	70	08/25/17	3
State Street	USD	2,829	EUR	2,494	09/20/17	130
State Street	USD	5,813	INR	377,130	09/20/17	38
State Street	USD	1,939	JPY	210,632	09/20/17	(24)
State Street	USD	199	KRW	222,440	08/01/17	—
State Street	USD	575	MXN	10,474	09/20/17	9
State Street	USD	12	SEK	100	09/20/17	1
State Street	USD	42	ZAR	542	09/20/17	(1)
State Street	AUD	2,492	USD	1,899	09/20/17	(95)

See accompanying notes which are an integral part of this quarterly report.

330 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	BRL	142	USD	45	08/02/17	—
State Street	BRL	172	USD	55	08/02/17	—
State Street	CAD	1,728	USD	1,313	09/20/17	(74)
State Street	CHF	34	USD	35	09/20/17	—
State Street	GBP	414	USD	531	09/20/17	(16)
State Street	HKD	910	USD	117	09/20/17	—
State Street	INR	384,750	USD	5,969	09/20/17	(1)
State Street	KRW	2,243,760	USD	2,002	09/20/17	(2)
State Street	KRW	7,055,190	USD	6,307	09/20/17	6
State Street	NOK	1,614	USD	194	09/20/17	(12)
State Street	RUB	238,140	USD	3,963	09/20/17	22
State Street	SGD	484	USD	353	09/20/17	(4)
State Street	TWD	90,790	USD	3,009	09/20/17	(2)
UBS	USD	237	BRL	748	08/02/17	3
UBS	USD	135	CLP	89,848	10/30/17	3
UBS	USD	2,826	EUR	2,494	09/20/17	135
UBS	USD	300	EUR	265	10/17/17	15
UBS	USD	1,936	JPY	210,632	09/20/17	(21)
UBS	USD	575	MXN	10,474	09/20/17	9
UBS	USD	5,430	PLN	20,810	10/17/17	358
UBS	USD	159	RON	652	11/22/17	11
UBS	USD	1,725	RON	6,714	11/22/17	23
UBS	USD	620	RUB	38,045	11/20/17	1
UBS	USD	12	SEK	100	09/20/17	1
UBS	USD	111	TRY	400	09/13/17	1
UBS	USD	42	ZAR	542	09/20/17	(1)
UBS	USD	52	ZAR	679	11/22/17	(1)
UBS	AUD	2,492	USD	1,898	09/20/17	(94)
UBS	BRL	748	USD	225	08/02/17	(15)
UBS	BRL	748	USD	233	11/03/17	(3)
UBS	CAD	1,728	USD	1,313	09/20/17	(74)
UBS	CHF	34	USD	35	09/20/17	—
UBS	COP	9,561,780	USD	3,209	11/24/17	48
UBS	GBP	414	USD	531	09/20/17	(16)
UBS	HKD	910	USD	117	09/20/17	—
UBS	HKD	5,678	USD	730	11/06/17	1
UBS	ILS	3,945	USD	1,110	11/29/17	(3)
UBS	KRW	826,343	USD	742	11/17/17	3
UBS	NOK	1,614	USD	194	09/20/17	(12)
UBS	RON	6,714	USD	1,720	07/31/17	(23)
UBS	SGD	484	USD	353	09/20/17	(5)
UBS	TRY	1,219	USD	335	09/13/17	(7)
UBS	TRY	2,659	USD	740	09/13/17	(6)
UBS	ZAR	2,465	USD	182	11/22/17	(2)
UBS	ZAR	4,741	USD	350	11/22/17	(3)
Westpac	CHF	1,562	USD	1,642	08/23/17	25
Westpac	CHF	2,577	USD	2,709	08/23/17	40
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(479)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Markit IOS Index	Goldman Sachs	USD	24,032	01/12/45	169
Markit IOS Index	JPMorgan Chase	USD	24,032	01/12/45	(169)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					—

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were based on
1 Month LIBOR rate plus a fee of 4.000%.

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 331

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Barclays	USD	14,623	Three Month LIBOR	1.583%	06/30/19	(1)
Barclays	USD	109,556	Three Month LIBOR	1.700%	09/20/19	(155)
Barclays	USD	5,747	Three Month LIBOR	1.900%	09/20/22	8
Barclays	USD	3,721	Three Month LIBOR	2.147%	06/27/27	31
Barclays	USD	1,860	Three Month LIBOR	2.317%	07/05/27	(13)
Barclays	USD	3,372	Three Month LIBOR	2.235%	07/05/27	2
Barclays	USD	3,476	Three Month LIBOR	2.312%	07/05/27	(23)
Barclays	USD	3,912	Three Month LIBOR	2.317%	07/07/27	(27)
Barclays	USD	4,583	2.342%	Three Month LIBOR	07/10/27	42
Barclays	USD	3,986	2.361%	Three Month LIBOR	07/11/27	44
Barclays	USD	5,176	2.282%	Three Month LIBOR	07/17/27	19
Barclays	USD	545	Three Month LIBOR	2.264%	07/19/27	(1)
Barclays	USD	1,406	2.263%	Three Month LIBOR	07/19/27	3
Barclays	USD	548	Three Month LIBOR	2.202%	07/20/27	2
Barclays	USD	1,915	Three Month LIBOR	2.216%	07/24/27	5
Barclays	USD	1,601	2.220%	Three Month LIBOR	07/25/27	(3)
Barclays	USD	2,511	Three Month LIBOR	2.211%	07/26/27	7
Barclays	USD	659	Three Month LIBOR	2.289%	07/27/27	(3)
Barclays	USD	1,589	Three Month LIBOR	2.274%	07/28/27	(5)
Barclays	USD	1,016	Three Month LIBOR	2.249%	08/02/27	—
Barclays	USD	222	Three Month LIBOR	2.363%	08/07/27	(2)
Barclays	USD	237	Three Month LIBOR	2.373%	08/09/27	(3)
Barclays	USD	654	2.275%	Three Month LIBOR	08/09/27	2
Barclays	USD	14,238	2.200%	Three Month LIBOR	09/20/27	(82)
Barclays	USD	916	Three Month LIBOR	2.278%	10/03/27	—
Barclays	USD	1,260	Three Month LIBOR	2.295%	11/02/27	—
Barclays	USD	5,267	2.450%	Three Month LIBOR	09/20/47	(125)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) – ($103) (å)						(278)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
Intesa Sanpaolo	Citigroup	1.247%	EUR	500	1.000%	06/20/22	7
Kroger Co.	Barclays	0.863%	USD	855	1.000%	06/20/22	(5)
Simon Property Group, L. P.	Morgan Stanley	0.784%	USD	1,395	1.000%	06/20/22	14
South Africa	JPMorgan Chase	1.817%	USD	605	(1.000%)	06/20/22	23
UniCredit	Citigroup	0.828%	EUR	500	1.000%	06/20/22	5
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - $33							44
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Bank of America		USD	19,400	1.000%	06/20/22	(781)
CDX Investment Grade Index	Bank of America		USD	63,000	1.000%	06/20/22	1,233
CDX NA High Yield Index	Bank of America		USD	71,500	(5.000%)	06/20/22	(5,292)
CDX NA High Yield Index	Morgan Stanley		USD	1,050	(5.000%)	06/20/22	(78)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($5,028)							(4,918)
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($4,995) (å)							(4,874)

See accompanying notes which are an integral part of this quarterly report.

332 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$1,788	$—	$—	$1,788
Corporate Bonds and Notes	—	168,159	—	—	168,159
Financial Services	—	2,085	—	—	2,085
International Debt	—	83,702	—	—	83,702
Loan Agreements	—	185,824	—	—	185,824
Mortgage-Backed Securities	—	66,354	927	—	67,281
Non-US Bonds	—	56,920	—	—	56,920
United States Government Treasuries	—	2,496	—	—	2,496
Common Stocks
Consumer Discretionary	6,466	9,064	—	—	15,530
Consumer Staples	15,933	8,817	—	—	24,750
Energy	7,342	6,172	—	—	13,514
Financial Services	37,856	27,223	36	—	65,115
Health Care	20,178	11,562	—	—	31,740
Materials and Processing	12,436	5,535	—	—	17,971
Producer Durables	11,435	25,287	—	—	36,722
Technology	20,487	7,671	103	—	28,261
Utilities	19,938	13,058	—	—	32,996
Preferred Stocks	22,405	4,509	—	—	26,914
Options Purchased	—	1,984	—	—	1,984
Warrants & Rights	5	—	100	—	105
Short-Term Investments	—	23,144	6,220	80,492	109,856
Other Securities	—	—	—	3,761	3,761
Total Investments	174,481	711,354	7,386	84,253	977,474
Securities Sold Short**	—	(14,390)	—	—	(14,390)

Other Financial Instruments
Assets
Futures Contracts	4,126	—	—	—	4,126
Foreign Currency Exchange Contracts	41	2,500	—	—	2,541
Interest Rate Swap Contracts	—	165	—	—	165
Credit Default Swap Contracts	—	1,282	—	—	1,282
Total Return Swap Contracts	—	169	—	—	169
Liabilities
Futures Contracts	(4,242)	—	—	—	(4,242)
Options Written	—	(439)	—	—	(439)
Foreign Currency Exchange Contracts	(54)	(2,966)	—	—	(3,020)
Interest Rate Swap Contracts	—	(443)	—	—	(443)
Credit Default Swap Contracts	—	(6,156)	—	—	(6,156)
Total Return Swap Contracts	—	(169)	—	—	(169)
Total Other Financial Instruments*	$(129)	$(6,057)	$—	$—	$(6,186)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of this quarterly report.

Multi-Strategy Income Fund 333

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

334 Multi-Strategy Income Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 43.8%			3.875% due 08/15/22	265		273
Asset-Backed Securities - 0.2%			3.650% due 06/15/24	220		217
DPABS Trust			BWAY Holding Co.
Series 2017-1A Class A2I			5.500% due 04/15/24 (Þ)	116		122
2.486% due 07/25/47 (Ê)(Þ)	645	642	CalAtlantic Group, Inc.
Jimmy John's Funding LLC			0.250% due 06/01/19	165		158
Series 2017-1A Class A2I			Carpenter Technology Corp.
3.610% due 07/30/47 (Þ)	120	121	4.450% due 03/01/23	216		220
Wendy's Funding LLC			CBS Radio, Inc.
Series 2015-1A Class A2I			7.250% due 11/01/24 (Þ)	250		263
3.371% due 06/15/45 (Þ)	236	238	CD&R Waterworks Merger Sub, LLC
		1,001	6.125% due 08/15/25 (Þ)	4		4
Corporate Bonds and Notes - 6.8%			CDK Global, Inc.
Aceto Corp.			4.875% due 06/01/27 (Þ)	39		40
2.000% due 11/01/20	213	203	Cedar Fair LP/Canada's Wonderland
Acordo Therapeutics, Inc.			Co. /Magnum Management Corp. /
1.750% due 06/15/21	370	327	Mellennium Operations LLC
ADT Corp. (The)			5.375% due 04/15/27 (Þ)	40		42
4.875% due 07/15/32 (Þ)	400	368	CenturyLink, Inc.
Aircastle, Ltd.			Series T
4.125% due 05/01/24	635	652	5.800% due 03/15/22	650		675
Akamai Technologies, Inc.			Charter Communications Operating LLC
1.326% due 02/15/19	305	298	/ Charter Communications Operating
Alcoa, Inc.			Capital
5.720% due 02/23/19	198	208	Series WI
Alexandria Real Estate Equities, Inc.			4.908% due 07/23/25	680		731
3.950% due 01/15/28	230	234	CIT Group, Inc.
Ally Financial, Inc.			5.000% due 08/01/23	600		650
4.125% due 03/30/20	180	185	Series A
7.500% due 09/15/20	110	125	5.800% due 12/31/99 (ƒ)	21		22
4.625% due 03/30/25	440	455	Citigroup, Inc.
Altice US Finance I Corp.			3.200% due 10/21/26	420		410
5.500% due 05/15/26 (Þ)	200	212	Clean Energy Fuels Corp.
AMC Networks, Inc.			5.250% due 10/01/18 (Þ)	320		315
4.750% due 08/01/25	9	9	Clearwire Communications LLC /
American Airlines Pass-Through Trust			Clearwire Finance, Inc.
Series 2016-2 Class A			8.250% due 12/01/40 (Þ)	280		286
3.650% due 06/15/28	156	158	Colony NorthStar, Inc.
Series B Class B			3.875% due 01/15/21	260		266
4.950% due 02/15/25	315	328	Continental Resources, Inc.
AmTrust Financial Services, Inc.			5.000% due 09/15/22	235		233
2.750% due 12/15/44	229	179	DAE Funding LLC
Antero Resources Corp.			4.500% due 08/01/22 (Þ)	41		42
Series WI			5.000% due 08/01/24 (Þ)	82		84
5.625% due 06/01/23	400	410	Dell International LLC / EMC Corp
Arbor Pharmaceuticals LLC			Company
6.155% due 07/05/23 (Ê)	247	251	7.125% due 06/15/24 (Þ)	125		139
Arconic, Inc.			Dell, Inc.
5.400% due 04/15/21	370	395	5.875% due 06/15/19	100		105
ASP AMC Merger Sub, Inc.			5.875% due 06/15/21 (Þ)	125		131
4.667% due 04/13/24 (Ê)			Depomed, Inc.
AssuredPartners, Inc. (Þ)	246	245	2.500% due 09/01/21	330		292
7.000% due 08/15/25			Discover Financial Services
Avid Technology, Inc.	36	36	4.100% due 02/09/27	405		410
2.000% due 06/15/20			Domtar Corp.
Bank of America Corp.	395	305	6.250% due 09/01/42	180		188
3.248% due 10/21/27	340	331	Dresdner Funding Trust I Series REGS
4.244% due 04/24/38	245	255	8.151% due 06/30/31	370		468
BlackRock Capital Investment Corp.			Enbridge Energy Partners, LP
5.000% due 06/15/22	520	537	7.375% due 10/15/45	260		339
Boardwalk Pipelines LP			Essex Portfolio LP
5.950% due 06/01/26	285	322	3.625% due 05/01/27	395		397
Brixmor Operating Partnership, LP			EZCORP, Inc.

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 335

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
2.125% due 06/15/19		235		225	5.375% due 05/01/20	546	543
Gartner, Inc.					Plains All American Pipeline, LP / PAA
5.125% due 04/01/25 (Þ)		56		59	Finance Corp.
Gogo, Inc.					2.850% due 01/31/23	140	136
3.750% due 03/01/20		375		346	3.850% due 10/15/23	100	102
Goldman Sachs Group, Inc. (The)					4.500% due 12/15/26	80	82
2.424% due 04/26/22 (Ê)		475		480	PRA Group, Inc.
Goodyear Tire & Rubber Co.					3.000% due 08/01/20	705	679
5.000% due 05/31/26		300		309	PTC Therapeutics, Inc.
4.875% due 03/15/27		210		213	3.000% due 08/15/22	410	343
Gray Television, Inc.					QVC, Inc.
5.125% due 10/15/24 (Þ)		125		128	5.125% due 07/02/22	455	485
HCA, Inc.					Range Resources Corp.
6.500% due 02/15/20		500		546	5.000% due 08/15/22 (Þ)	380	376
4.750% due 05/01/23		550		579	Series WI
5.000% due 03/15/24		40		42	4.875% due 05/15/25	250	243
Hess Corp.					Restoration Hardware
3.500% due 07/15/24		130		127	6.486% due 06/15/19 (Þ)	765	680
4.300% due 04/01/27		350		348	Riverbed Technology, Inc.
5.800% due 04/01/47		240		244	8.875% due 03/01/23 (Þ)	136	135
Huron Consulting Group, Inc.					Sabine Pass Liquefaction LLC
1.250% due 10/01/19		361		336	Series WI
Icahn Enterprises, LP / Icahn					5.875% due 06/30/26	345	388
Enterprises Finance Corp.					SBA Tower Trust
Series WI					3.168% due 04/11/22 (Þ)	600	604
6.250% due 02/01/22		125		130	Scientific Games International, Inc.
6.750% due 02/01/24		125		131	5.037% due 10/01/21 (Ê)	998	998
Impax Laboratories, Inc.					Series WI
2.000% due 06/15/22		345		303	6.625% due 05/15/21	75	77
Kinder Morgan Energy Partners, LP					SolarCity Corp.
5.625% due 09/01/41		50		52	1.625% due 11/01/19	715	672
4.700% due 11/01/42		440		416	Southern Co.
Lithia Motors, Inc.					2.950% due 07/01/23	160	161
5.250% due 08/01/25 (Þ)		45		46	Spring Communications, Inc.
Marathon Oil Corp.					3.671% due 02/02/24 (Ê)	998	1,001
3.850% due 06/01/25		440		439	Sprint Communications, Inc.
Meritage Homes Corp.					9.000% due 11/15/18 (Þ)	80	87
1.875% due 09/15/32		300		299	SunPower Corp.
Morgan Stanley					4.000% due 01/15/23 (Þ)	741	665
3.971% due 07/22/38		230		230	Tenet Healthcare Corp.
MPLX LP					4.750% due 06/01/20	300	311
Series WI					4.625% due 07/15/24 (Þ)	311	309
4.500% due 07/15/23		400		427	Time Warner Cable LLC
4.875% due 12/01/24		220		236	6.550% due 05/01/37	700	839
4.875% due 06/01/25		210		225	Titan Machinery Inc.
Navistar International Corp.					3.750% due 05/01/19	76	74
4.500% due 10/15/18		120		121	T-Mobile USA, Inc.
4.750% due 04/15/19		165		165	6.375% due 03/01/25	500	538
New York Mortgage Trust, Inc.					Toll Brothers Finance Corp.
6.250% due 01/15/22		465		471	4.375% due 04/15/23	290	303
Nexstar Broadcasting, Inc.					0.500% due 09/15/32	605	604
5.625% due 08/01/24 (Þ)		125		129	Twitter, Inc.
NGPL PipeCo. LLC					0.250% due 09/15/19	655	619
4.375% due 08/15/22 (Þ)		155		159	United Rentals (North America), Inc.
Novavax, Inc.					4.875% due 01/15/28	40	40
3.750% due 02/01/23 (Þ)		120		49	Vereit, Inc.
NRG Yield, Inc.					3.000% due 08/01/18	336	337
3.500% due 02/01/19 (Þ)		415		421	Vitamin Shoppe, Inc.
Pattern Energy Group, Inc.					2.250% due 12/01/20	316	254
4.000% due 07/15/20 (Þ)		250		264	Vulcan Materials Co.
PDL BioPharma, Inc.					4.500% due 04/01/25	430	465
2.750% due 12/01/21		230		200	WEA Finance LLC / Westfield UK &
PennyMac Corp.					Europe Finance PLC

See accompanying notes which are an integral part of this quarterly report.

336 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.250% due 10/05/20 (Þ)	310	317	CRCC Yupeng, Ltd.
Weatherford International, Ltd.			3.950% due 02/28/49 (ƒ)	390	398
5.875% due 07/01/21	150	159	Credit Agricole SA
Western Gas Partners, LP			7.875% due 01/29/49 (ƒ)(Þ)	200	226
5.450% due 04/01/44	230	241	CSCEC Finance (Cayman) II Co.
Whiting Petroleum Corp.			2.700% due 06/14/21	285	285
1.250% due 04/01/20	345	298	Delta 2 Lux Sarl 2nd Lien Term Loan
Whole Foods Market, Inc.			8.004% due 07/29/22 (Ê)	107	107
Series WI			Delta 2 Lux Sarl Covenant-Lite Term
5.200% due 12/03/25	245	282	Loan B3
Yum! Brands, Inc.			4.504% due 07/30/21 (Ê)	500	503
4.750% due 06/01/27 (Þ)	39	40	DHT Holdings, Inc.
Zayo Group LLC / Zayo Capital Co.			4.500% due 10/01/19 (Þ)	97	96
5.750% due 01/15/27 (Þ)	287	304	Diamond (BC) BV Term Loan
		38,236	0.000% due 07/12/24 (Ê)(v)	280	280
Financial Services - 0.2%			Dorel Industries, Inc.
Encore Capital Group, Inc.			5.500% due 11/30/19 (Þ)	285	292
2.875% due 03/15/21	464	446	Enbridge, Inc.
Resource Capital Corp.			5.500% due 07/15/77	169	172
6.000% due 12/01/18	205	207	Series 16-A
Two Harbors Investment Corp.			6.000% due 01/15/77	315	334
6.250% due 01/15/22	370	391	Ensco Jersey Finance, Ltd.
			3.000% due 01/31/24 (Þ)	190	150
		1,044	FMG Resources, Ltd.
International Debt - 5.0%			9.750% due 03/01/22 (Þ)	945	1,073
Actavis Funding SCS			Gazprom OAO Via Gaz Capital SA
4.550% due 03/15/35	440	471	Series REGS
Adani Ports and Special Economic Zone,			4.950% due 02/06/28	200	200
Ltd.
Series REGS			GFL Environmental, Inc.
3.500% due 07/29/20	450	456	5.625% due 05/01/22 (Þ)	39	40
AerCap Ireland Capital, Ltd. / AerCap			Golden Ocean Group, Ltd.
Global Aviation Trust			3.070% due 01/30/19	200	176
3.950% due 02/01/22	250	261	Goldman Sachs Group, Inc. (The)
4.625% due 07/01/22	550	590	5.500% due 10/12/21	225	344
AI Mistral Luxembourg Subco S. a. r. l.			Golub Capital Partners CLO, Ltd.
Term Loan B			Series 2017-19RA Class D
4.234% due 03/09/24 (Ê)	249	249	1.000% due 07/26/29 (Ê)(Þ)	250	236
Alibaba Group Holding, Ltd.			Governor and Company of the Bank of
Series WI			Ireland
3.600% due 11/28/24	615	635	7.375% due 12/29/49	200	264
Alpha 3 B. V. Term Loan B1			GTL Trade Finance, Inc.
4.296% due 01/31/24 (Ê)	250	252	Series REGS
Anglo American Capital PLC			5.893% due 04/29/24	150	156
9.375% due 04/08/19 (Þ)	200	223	Huntsman International LLC
Barclays Bank PLC			Series WI
6.278% due 12/29/49 (ƒ)	300	339	4.250% due 04/01/25	330	449
BBVA Bancomer SA			Hyperion Insurance Group, Ltd.
Series REGS			5.185% due 04/29/22 (Ê)	236	239
6.500% due 03/10/21	220	243	ING Groep NV
Becton, Dickinson and Co.			2.445% due 03/29/22 (Ê)	315	320
1.900% due 12/15/26	910	1,090	Intesa Sanpaolo SpA
BNP Paribas SA			5.017% due 06/26/24 (Þ)	510	520
3.800% due 01/10/24 (Þ)	455	472	Intesa Sanpaolo Vita SpA
BPCE SA			3.125% due 07/14/22 (Þ)	200	201
2.520% due 07/29/49 (Ê)(ƒ)	233	229	Level 3 Financing, Inc. Term Loan B
Canadian Solar, Inc.			3.479% due 02/22/24 (Ê)	750	753
4.250% due 02/15/19	365	353	Levi Strauss & Co.
CEMEX SAB de CV			3.375% due 03/15/27	300	368
7.750% due 04/16/26 (Þ)	300	344	Lithuania Government International
Cencosud SA			Bond
			Series REGS
4.375% due 07/17/27 (Þ)	285	285	7.375% due 02/11/20	210	237
Cenovus Energy, Inc.			MacDonald Detwiler & Associates, Ltd.
5.400% due 06/15/47 (Þ)	255	245	Term Loan B

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 337

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
0.000% due 07/06/24 (Ê)(v)		270		270	Series REGS
Millicom International Cellular SA					3.900% due 03/22/23	315	331
6.000% due 03/15/25 (Þ)		200		211	The Link Finance, Ltd.
MMK Finance, Ltd.					3.600% due 09/03/24	320	328
3.849% due 04/08/22		200		199	Travelport Finance (Luxembourg) Sarl
Morgan Stanley					1st Lien Term Loan C
Series GMTN					4.432% due 09/02/21 (Ê)	249	249
2.625% due 03/09/27		400		536	Turk Telekomunikasyon AS
MPT Operating Partnership, LP / MPT					Series REGS
Finance Corp.					4.875% due 06/19/24	230	232
4.000% due 08/19/22		270		353	UBS Group Funding Switzerland AG
MTN (Mauritius) Investment, Ltd.					3.491% due 05/23/23 (Þ)	630	647
Series REGS					UniCredit SpA
6.500% due 10/13/26		290		302	Series 144a
National Westminster Bank					4.625% due 04/12/27 (Þ)	230	243
1.500% due 11/29/49		20		17	Vale Overseas, Ltd.
NXP BV / NXP Funding LLC					6.250% due 08/10/26	545	606
4.625% due 06/15/22 (Þ)		420		451	Valeant Pharmaceuticals International,
3.875% due 09/01/22 (Þ)		200		208	Inc.
Open Text Corp.					6.500% due 03/15/22 (Þ)	125	132
5.875% due 06/01/26 (Þ)		250		271	7.000% due 03/15/24 (Þ)	125	133
Petrobras Global Finance BV					VimpelCom Holdings BV
6.125% due 01/17/22		60		63	Series REGS
Playa Hotels Resorts BV Term Loan B					3.950% due 06/16/21	200	201
0.000% due 04/07/24 (Ê)(v)		175		176	5.950% due 02/13/23	200	215
Priceline Group, Inc.					VTR Finance BV
2.375% due 09/23/24		370		471	6.875% due 01/15/24 (Þ)	200	213
Prudential PLC					Want Want China Finance, Ltd.
7.750% due 01/29/49 (ƒ)		230		240	2.875% due 04/27/22	340	341
Quintiles IMS, Inc.					Wind Acquisition Finance SA
Series REGS					4.750% due 07/15/20 (Þ)	200	202
3.250% due 03/15/25		560		681	7.375% due 04/23/21 (Þ)	580	605
Rosneft Oil Co. via Rosneft International					Woodside Finance, Ltd.
Finance, Ltd.					3.650% due 03/05/25 (Þ)	245	245
Series REGS					Yandex NV
4.199% due 03/06/22		250		251	1.125% due 12/15/18	303	296
Royal Bank of Scotland Group PLC					Yonkers Racing Corp. Term Loan B
7.648% due 09/30/49 (ƒ)		30		37	0.000% due 05/24/24 (Ê)(v)	125	125
Sappi Papier Holding GMBH							27,816
Series REGS					Loan Agreements - 10.5%
7.500% due 06/15/32		90		90	ABG Intermediate Holdings 2 LLC 1st
Scorpio Tankers, Inc.					Lien Term Loan B1
2.375% due 07/01/19 (Þ)		455		407	5.296% due 05/27/21 (Ê)	248	249
Severstal PJSC					ABG Intermediate Holdings 2 LLC 2nd
5.900% due 10/17/22		210		229	Lien Term Loan
SFR Group SA					9.796% due 05/27/22 (Ê)	188	189
6.250% due 05/15/24 (Þ)					Active Network, Inc. 1st Lien Term Loan
Silver Standard Resources, Inc.		190		201	6.234% due 11/15/20 (Ê)	249	251
2.875% due 02/01/33 (Þ)		330		322	Advanced Disposal Services, Inc. Term
SoftBank Group Corp.					Loan B3
Series REGS					3.944% due 11/10/23 (Ê)	744	749
4.500% due 04/15/20		400		412	AgroFresh, Inc. Term Loan
Solvay Acetow GMBH Term Loan					6.046% due 07/31/21 (Ê)	175	173
6.796% due 04/19/24 (Ê)		250		251	AGS LLC 1st Lien Term Loan
Southern Power Co.					6.734% due 02/06/24 (Ê)	156	159
1.850% due 06/20/26		220		266	Alliant Holdings Intermediate LLC Term
SS&C Technologies, Inc. 1st Lien Term					Loan B
Loan B2					4.564% due 08/14/22 (Ê)	231	232
3.484% due 07/08/22		25		25	Almonde, Inc. Term Loan
Standard Chartered PLC					8.459% due 04/28/25 (Ê)	250	257
7.750% due 12/29/49 (Þ)		235		258	Alvogen Pharmaceutical US, 1st Lien
Stora Enso OYJ					Inc. Term Loan
7.250% due 04/15/36 (Þ)		100		118	6.230% due 04/02/22 (Ê)	249	245
Sydney Airport Finance Co. Pty, Ltd.					American Airlines, Inc. Term Loan B

See accompanying notes which are an integral part of this quarterly report.

338 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.233% due 06/27/20 (Ê)	247	248	6.061% due 02/21/24 (Ê)	1,486	1,490
0.000% due 04/28/23 (Ê)(v)	175	176	CBS Radio, Inc. Term Loan B
AP Exhaust Acquisition LLC 1st Lien			4.727% due 10/17/23 (Ê)	373	374
Term Loan			CCC Information Services, Inc. First
6.180% due 05/10/24 (Ê)	250	245	Lien Term Loan
Artic Glacier U. S. A. , Inc. Term Loan B			4.240% due 03/31/24 (Ê)
5.484% due 03/14/24 (Ê)	499	504	CH Hold Corp. 1st Lien Term Loan	150	150
Ascend Learning LLC Term Loan			3.000% due 02/01/24 (Ê)	3	3
0.000% due 07/12/24 (Ê)(v)	250	252	4.233% due 02/01/24 (Ê)	42	43
Asurion LLC 1st Lien Term Loan B4			CH Hold Corp. 1st Lien Term Loan B
4.484% due 08/04/22 (Ê)	245	246	4.226% due 02/01/24 (Ê)	453	456
Asurion LLC Term Loan B			Change Healthcare Holdings LLC 1st
4.234% due 11/03/23 (Ê)	613	617	Lien Term Loan B
Avantor Performance Materials LLC 1st			3.984% due 03/01/24 (Ê)	499	501
Lien Term Loan			Charcoal Holdings LLC 1st Lien Term
5.240% due 03/07/24 (Ê)	249	249	Loan
Avaya, Inc. Term Loan B7			4.984% due 07/03/23 (Ê)	746	753
6.417% due 05/29/20 (Ê)(Ø)	1,250	1,020	Charter Communications Operating LLC
Avis Budget Car Rental LLC Term Loan			1st Lien Term Loan H
B			3.240% due 01/15/22 (Ê)	744	748
3.300% due 03/15/22 (Ê)	349	348	Chemours Co. (The) Term Loan B
Avolon LLC 1st Lien Term Loan			3.730% due 05/12/22 (Ê)	502	505
3.978% due 03/20/22 (Ê)	175	175	Cision, Inc. Term Loan B
Axalta Coating Systems U. S. Holdings,			7.194% due 05/12/23 (Ê)	995	1,002
Inc. Term Loan B			Commerce Merger Sub, Inc. Term Loan
3.296% due 06/01/24 (Ê)	250	251	B
BBB Industries LLC 1st Lien Term Loan			4.546% due 05/31/24 (Ê)
6.234% due 11/03/21 (Ê)	499	502	Commercial Barge Line Co. 1st Lien	250	251
BCPE Eagle Buyer LLC 1st Lien Term			Term Loan
Loan			9.984% due 11/12/20 (Ê)	441	380
5.484% due 03/13/24 (Ê)	249	252	Community Health Systems, Inc. Term
Berry Plastics Corp. 1st Lien Term			Loan
Loan I			4.202% due 01/27/21 (Ê)	972	970
3.724% due 10/01/22 (Ê)	340	342	4.234% due 01/27/21 (Ê)	500	499
BJ's Wholesale Club, Inc. 2nd Lien			Constellation Brands, Inc. Term Loan B
3.734% due , 10/01/22 (Ê)	528	530	5.000% due 11/14/23 (Ê)	246	247
Term Loan			Constellis Holdings LLC 2nd Lien Term
8.710% due 01/27/25 (Ê)	250	243	Loan
Brand Energy & Infrastructure Services			10.296% due 04/21/25 (Ê)	125	124
1st Lien Term Loan			Constellis HoldingsLLC Term Loan B
5.496% due 06/21/24 (Ê)	147	148	6.296% due 04/18/24 (Ê)	500	494
5.564% due 06/21/24 (Ê)	28	28	ConvergeOne Holdings Corp. 1st Lien
Brickman Group, Ltd. LLC (The) 1st			Term Loan
Lien Term Loan B			0.000% due 06/17/20 (Ê)(v)	200	200
4.234% due 12/18/20 (Ê)	405	407	ConvergeOne Holdings Corp. Term
4.266% due 12/18/20 (Ê)	328	329	Loan B
BWAY Holding Co. Term Loan B			0.000% due 06/14/24 (Ê)(v)	125	125
4.474% due 04/03/24 (Ê)			Coral US Co. Borrower LLC Term Loan B
Cable One, Inc. Term Loan B	1,000	1,005	4.734% due 01/31/25 (Ê)	840	840
3.570% due 04/05/24 (Ê)	500	503	Cortes NP Acquisition Corp. Term Loan
Caesars Entertainment Corp. 1st Lien			B
Term Loan B			5.234% due 11/30/23 (Ê)	625	630
4.734% due 10/11/20 (Ê)	1,990	2,007	Creative Artists Agency LLC 1st Lien
Caesars Entertainment Operating Co.			Term Loan B
Term Loan			4.726% due 02/13/24 (Ê)	498	501
0.000% due 03/31/24 (Ê)(v)	125	126	Crosby US Acquisition Corp. 1st Lien
Capital Automotive L. P. 1st Lien Term			Term Loan
Loan			4.172% due 11/22/20 (Ê)	249	226
4.240% due 03/24/24 (Ê)	250	252	Cvent, Inc. 1st Lien Term Loan B
Capital Automotive LP 2nd Lien Term			5.234% due 11/29/23 (Ê)	499	499
Loan			Dell International LLC 1st Lien Term
7.240% due 03/24/25 (Ê)	250	254	Loan B
Casablanca US Holdings, Inc. 1st Lien			3.740% due 09/07/23 (Ê)	995	1,001
Term Loan			Eastman Kodak Co. Term Loan
6.007% due 02/21/24 (Ê)	10	10	7.507% due 09/03/19 (Ê)	500	496

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 339

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Eldorado Resorts LLC Term Loan B			0.000% due 11/01/23 (Ê)(v)	175	177
3.563% due 03/13/24 (Ê)	499	498	Learfield Communications, Inc. 1st Lien
EnergySolutions LLC 1st Lien Term			Term Loan
Loan B			4.490% due 11/17/23 (Ê)	746	754
6.990% due 05/29/20 (Ê)	250	253	Limetree Bay Terminals LLC Term
Envision Healthcare Corp. Term Loan B			Loan B
4.300% due 11/17/23 (Ê)	746	750	6.226% due 02/10/24 (Ê)	100	101
Everi Payments, Inc. 1st Lien Term Loan			Lions Gate Enterntainment, Inc. 1st Lien
0.000% due 05/09/24 (Ê)(v)	250	253	Term Loan
First Data Corp. Term Loan			4.234% due 10/12/23 (Ê)	184	185
3.477% due 07/10/22 (Ê)	1,561	1,565	MacDermid, Inc. Term Loan B
Focus Financial Partners LLC 1st Lien			4.234% due 06/07/23 (Ê)	249	251
Term Loan			MACOM Technology Solutions Term
4.549% due 05/22/24 (Ê)	600	606	Loan
Fort Dearborn Company 1st Lien Term			3.478% due 05/12/24 (Ê)	250	250
Loan			Match Group, Inc. Term Loan B1
5.253% due 10/19/23 (Ê)	3	3	4.474% due 10/27/22 (Ê)	250	251
5.299% due 10/19/23 (Ê)	172	172	MCC Iowa LLC Term Loan H
FPC Holdings, Inc. 1st Lien Term Loan			3.700% due 01/29/21 (Ê)
5.296% due 11/27/19 (Ê)	486	481	MGM Growth Properties Operating	249	250
Freedom Mortgage Corp. Term Loan			Partnership, LP Term Loan B
6.862% due 02/23/22 (Ê)	249	253	3.484% due 04/25/23 (Ê)	249	250
			Misys Europe SA 2nd LienTerm Loan
Frontier Communications Corp. Term			4.736% due 04/27/24 (Ê)
Loan B				250	252
4.980% due 05/23/24 (Ê)	188	180	Navistar, Inc. 1st Lien Term Loan B
Garda World Security Corp. Term Loan B			5.230% due 08/07/20 (Ê)
7.250% due 05/24/24 (Ê)	209	212	Neptune Finco Corp.Term Loan B	499	504
Getty Images, Inc. 1st Lien Term Loan B			3.476% due 07/17/25 (Ê)
4.796% due 10/18/19 (Ê)	249	232	Neustar, Inc. Term Loan B2	125	124
Go Daddy Operating Co. LLC 1st Lien			0.000% due 02/28/24 (Ê)(v)	250	253
Term Loan			Nielsen Finance LLC Term Loan B
3.734% due 02/06/24 (Ê)	749	752	3.224% due 10/04/23 (Ê)	249	250
Grifols Worldwide Operations USA Inc.			NN, Inc. Incremental Term Loan
1st Lien Term Loan B			4.984% due 04/03/21 (Ê)	743	742
3.444% due 01/31/25 (Ê)	748	752	NPC International, Inc. 1st Lien Term
Gruden Acquisition, Inc. 1st Lien Term			Loan
Loan			4.727% due 04/20/24 (Ê)	500	504
6.046% due 08/18/22 (Ê)	497	479	Optiv, Inc. 1st Lien Term Loan
HCA, Inc. Term Loan B8			4.438% due 02/01/24 (Ê)	242	241
3.484% due 02/15/24 (Ê)	998	1,004	Penn National Gaming, Inc. 1st Lien
Hertz Global Holdings, Inc. Term Loan B			Term Loan B
0.000% due 06/30/23 (Ê)(v)	175	175	3.796% due 01/19/24 (Ê)	249	250
Hilton Worldwide Finance LLC Term			Pilot Travel Centers LLC 1st Lien Term
Loan B2			Loan B
3.232% due 10/25/23 (Ê)	88	89	3.234% due 05/25/23 (Ê)	249	250
Hyland Software, Inc. 2nd Lien Term			Portillo's Holdings, LLC Covenant-Lite
Loan			1st Lien Term Loan
0.000% due 05/23/25 (Ê)(v)	125	127	5.796% due 08/01/21 (Ê)	249	248
Hyland Software, Inc. Term Loan			Post Holdings, Inc. Incremental Term
0.000% due 07/01/22 (Ê)(v)	125	126	Loan
Infoblox, Inc. Term Loan B			3.490% due 05/24/24 (Ê)	500	502
6.234% due 11/07/23 (Ê)	175	175	Pre-Paid Legal Services, Inc. 2nd Lien
Intrawest Resort Holdings, Inc. Term			Term Loan
Loan B			10.250% due 07/01/20 (Ê)	250	251
0.000% due 06/28/24 (Ê)(v)	327	329	Prime Security Services Borrower LLC
Intrawest Resorts Holdings, Inc. Term			Term Loan B1
Loan B			3.984% due 05/02/22 (Ê)	748	752
0.000% due 06/28/24 (Ê)(v)	13	13	Primeline Utility Services LLC 1st Lien
Jaguar Holding Co. II Term Loan			Term Loan B
3.984% due 08/18/22 (Ê)	176	177	6.757% due 11/12/22 (Ê)	1	1
4.046% due 08/18/22 (Ê)	197	199	6.811% due 11/12/22 (Ê)	248	247
Kraton Polymers LLC 1st Lien Term			Quest Software US Holdings, Inc. 1st
Loan B			Lien Term Loan
5.234% due 01/06/22 (Ê)	173	175	7.257% due 10/31/22 (Ê)	995	1,011
Kronos, Inc. 1st Lien			Quikrete Holdings, Inc. 1st Lien Term
			Loan B

See accompanying notes which are an integral part of this quarterly report.

340 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)						Amounts in thousands (except share amounts)
	Principal			Fair			Principal	Fair
	Amount ($)			Value			Amount ($)	Value
	or Shares			$			or Shares	$
3.984% due 11/15/23 (Ê)						Trans Union LLC Term 1st Lien Loan B2
Rackspace Hosting, Inc. Term Loan B						3.734% due 04/09/21 (Ê)
4.172% due 11/03/23 (Ê)		499	249		502 250	Transdigm Group, Inc. 1st Lien Term	249	249
Radio One, Inc. 1st Lien Term Loan B						Loan F
5.300% due 04/05/23 (Ê)		249			246	4.234% due 06/09/23 (Ê)	249	250
RentPath, Inc. 1st Lien Term Loan						TruGreen, LP 1st Lien Term Loan
6.490% due 12/17/21 (Ê)		499			499	6.724% due 04/13/23 (Ê)	497	500
Reynolds Group Holdings, Inc. 1st Lien						United Airlines, Inc. Term Loan B
Term Loan B						3.561% due 03/21/24 (Ê)	249	251
4.234% due 02/05/23 (Ê)		746			749	USI, Inc. Term Loan B
RHP Hotel Properties LP Term Loan B						4.179% due 04/06/24 (Ê)
0.000% due 04/19/24 (Ê)(v)		175			176	USIC Holdings, Inc. Term Loan B	150	150
RPI Finance Trust Term B Loan						4.923% due 12/08/23 (Ê)	249	250
3.296% due 03/27/23 (Ê)		374			375	Valeant Pharmaceuticals International,
SESAC Holdco II LLC 1st Lien Term						Inc. Term Loan B
Loan						5.980% due 04/02/22 (Ê)	629	641
4.484% due 02/13/24 (Ê)						Varsity Brands, Inc. 1st Lien Term Loan
SESAC Holdco II LLC 2nd Lien Term		175			175	4.727% due 12/11/21 (Ê)	247	249
Loan						4.734% due 12/11/21 (Ê)	2	2
8.484% due 02/10/25 (Ê)		250			250	Veresen Midstream, Ltd. Term Loan B2
Signode Industrial Group US, Inc. 1st						4.734% due 03/31/22 (Ê)	249	250
Lien Term Loan B						William Morris Endeavor Entertainment
3.984% due 05/01/21 (Ê)		131			132	LLC 1st Lien Term Loan
4.046% due 05/01/21 (Ê)		108			108	4.490% due 05/06/21 (Ê)	373	375
SIRVA Worldwide, Inc. Term Loan						World Endurance Holdings 1st Lien
7.760% due 11/14/22 (Ê)		168			168	Term Loan
7.800% due 11/14/22 (Ê)		165			166	5.546% due 06/26/21 (Ê)	497	500
7.811% due 11/14/22 (Ê)		165			166			58,452
Solarwinds Holdings, Inc. 1st Lien Term						Mortgage-Backed Securities - 11.9%
Loan						Blackstone Mortgage Trust, Inc.
4.734% due 02/05/23 (Ê)		499			502	4.375% due 05/05/22	365	373
Solera LLC Term Loan B						Fannie Mae
4.507% due 03/04/23 (Ê)		249			250	30 Year TBA(Ï)
Spectrum Brands, Inc. 1st Lien Term						3.000%	10,000	10,001
Loan B
3.179% due 06/23/22 (Ê)		149			150	3.500%	11,000	11,306
3.258% due 06/23/22 (Ê)		1			1	4.000%	5,000	5,256
3.314% due 06/23/22 (Ê)		346			348	4.500%	3,000	3,218
SS&C Technologies, Inc. 1st Lien Term						Series 2015-345 Class C13
Loan B1						Interest Only STRIP
3.484% due 07/08/22 (Ê)		441			444	3.500% due 08/15/45	7,593	1,476
Station Casinos LLC 1st Lien Term						Fannie Mae REMICS
Loan B						Series 2010-35 Class SG
3.730% due 06/08/23 (Ê)		249			250	Interest Only STRIP
Steak n Shake Operations, Inc. Term						5.418% due 04/25/40 (Ê)	2,833	563
Loan						Series 2012-58 Class SM
4.990% due 03/19/21 (Ê)		303			300	Interest Only STRIP
TCH 2 Holdings LLC Term Loan						5.476% due 06/25/42	1,821	331
5.234% due 05/12/21 (Ê)		249			250	Series 2012-129 Class IJ
Tempo Acquisition LLC Term Loan B						Interest Only STRIP
4.227% due 05/01/24 (Ê)		250			252	3.500% due 12/25/32	2,145	297
TerraForm AP Acquisition Holdings LLC						Series 2012-4074 Class KS
Term Loan B						Interest Only STRIP
5.796% due 06/26/22 (Ê)		738			750	5.706% due 02/15/41 (Ê)	2,200	363
The Nature's Bounty Co. 1st Lien Term						Series 2013-27 Class PI
Loan B						Interest Only STRIP
4.796% due 05/05/23 (Ê)		249			249	3.000% due 12/25/41	2,650	208
TKC Holdings, Inc. 1st Lien Term Loan						Series 2013-35 Class IP
5.484% due 02/01/23 (Ê)		249			251	Interest Only STRIP
TKC Holdings, Inc. 2nd Lien Term Loan						Series 2013-35 Class PI
9.234% due 02/01/24 (Ê)		175			175	3.000% due 06/25/42	1,284	102
TMS International Corp. Term Loan B						Interest Only STRIP
4.672% due 10/16/20 (Ê)		240			240	3.000% due 02/25/42	1,280	101
Trader Corp. Term Loan B
4.545% due 09/28/23 (Ê)		249			249

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 341

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Series 2013-40 Class YI				Series 2017-4678 Class MS
Interest Only STRIP				Interest Only STRIP
3.500% due 06/25/42	1,595		205	4.874% due 04/15/47	1,498	359
Series 2013-41 Class SP				Ginnie Mae
Interest Only STRIP				Series 2010-3 Class MS
5.422% due 06/25/40 (Ê)	1,140		122	Interest Only STRIP
Series 2013-57 Class IQ				6.018% due 11/20/38 (Ê)	3,233	187
Interest Only STRIP				Series 2010-35 Class QI
3.000% due 06/25/41	1,334		143	Interest Only STRIP
Series 2013-4182 Class PI				4.500% due 03/20/40	10,544	2,125
Interest Only STRIP				Series 2010-62 Class SD
3.000% due 12/15/41	3,674		281	Interest Only STRIP
Series 2015-4510 Class HI				5.512% due 05/20/40 (Ê)	3,506	647
Interest Only STRIP				Series 2010-134 Class ES
3.000% due 03/15/40	3,656		336	Interest Only STRIP
Series 2016-104 Class NI				5.007% due 11/20/39 (Ê)	3,447	325
Interest Only STRIP				Series 2010-144 Class LS
5.000% due 04/25/38	1,122		43	Interest Only STRIP
Series 2017-2 Class KI				5.208% due 07/16/37	1,426	32
Interest Only STRIP				Series 2010-H19 Class BI
4.000% due 02/25/47	1,916		312	Interest Only STRIP
Series 2017-48 Class LI				1.460% due 08/20/60	4,433	303
Interest Only STRIP				Series 2010-H22 Class CI
4.000% due 05/25/47	1,384		230	Interest Only STRIP
Series 2017-4666 Class AI				2.365% due 10/20/60	4,490	338
Interest Only STRIP				Series 2011-17 Class S
3.000% due 09/15/35	4,480		397	Interest Only STRIP
Series 2017-4679 Class CI				5.072% due 02/20/41 (Ê)	6,891	1,105
Interest Only STRIP				Series 2011-22 Class PS
3.500% due 07/15/42	498		69	Interest Only STRIP
Freddie Mac REMICS				5.007% due 07/20/40 (Ê)	3,646	306
Series 2010-3714 Class KI				Series 2011-H15 Class AI
Interest Only STRIP				1.570% due 06/20/61	872	55
4.500% due 11/15/39	767		75	Series 2012-104 Class QI
Series 2010-3747 Class SA				Interest Only STRIP
Interest Only STRIP				3.500% due 04/20/42	1,556	354
5.511% due 10/15/40 (Ê)	1,404		244	Series 2012-H23 Class WI
Series 2012-3829 Class AS				Interest Only STRIP
Interest Only STRIP				1.521% due 10/20/62	4,281	260
5.961% due 03/15/41 (Ê)	1,649		309	Series 2013-77 Class UI
Series 2012-3984 Class DS				Interest Only STRIP
Interest Only STRIP				4.500% due 03/20/41	1,067	177
4.961% due 01/15/42 (Ê)	1,932		305	Series 2013-H14 Class XI
Series 2012-4000 Class LI				Interest Only STRIP
Interest Only STRIP				1.602% due 03/20/63	2,446	148
4.000% due 02/15/42	2,176		304	Series 2013-H24 Class AI
Series 2014-4299 Class JI				Interest Only STRIP
Interest Only STRIP				1.472% due 09/20/63	2,424	139
4.000% due 07/15/43	2,110		318	Series 2014-39 Class LI
Series 2015-4530 Class TI				Interest Only STRIP
Interest Only STRIP				3.500% due 01/20/40	2,104	162
4.000% due 11/15/45	1,465		252	Series 2014-69 Class IG
Series 2016-4601 Class PI				Interest Only STRIP
Interest Only STRIP				5.000% due 09/20/43	1,026	196
4.500% due 12/15/45	1,496		237	Series 2014-98 Class AI
Series 2017-4663 Class KI				Interest Only STRIP
Interest Only STRIP				4.500% due 10/20/41	2,553	283
3.500% due 11/15/42	2,267		279	Series 2014-H09 Class AI
Series 2017-4663 Class PI				Interest Only STRIP
Interest Only STRIP				1.437% due 01/20/64	6,164	356
4.000% due 03/15/47	1,897		320	Series 2014-H13 Class BI
Series 2017-4663 Class TI				Interest Only STRIP
Interest Only STRIP				1.584% due 05/20/64	8,852	558
3.500% due 10/15/42	2,362		272

See accompanying notes which are an integral part of this quarterly report.

342 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-H25 Class BI			Series 2017-H09
Interest Only STRIP			Interest Only STRIP
1.646% due 12/20/64	2,446	205	1.774% due 04/20/67	5,638		603
Series 2015-60 Class PI			Series 2017-H09 Class HI
Interest Only STRIP			Interest Only STRIP
4.000% due 04/20/45	1,569	297	1.823% due 03/20/67	4,677		588
Series 2015-106 Class CI			Series 2017-H11 Class DI
Interest Only STRIP			1.848% due 05/20/67	1,000		117
4.000% due 05/20/45	2,078	312	Ginnie Mae REMICS
Series 2015-167 Class BI			Class IA
Interest Only STRIP			Interest Only STRIP
4.500% due 04/16/45	1,328	309	4.000% due 01/16/43	2,024		305
Series 2015-H04 Class AI			Series 2010-127 Class NI
Interest Only STRIP			Interest Only STRIP
2.091% due 12/20/64	1,371	114	4.000% due 02/20/39	1,717		98
Series 2016-42 Class IO			Series 2012-129
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/46	535	107	4.500% due 11/16/42	1,490		343
Series 2016-77 Class SL			Series 2012-H06 Class AI
Interest Only STRIP			Interest Only STRIP
5.157% due 03/20/43 (Ê)	2,192	265	1.361% due 01/20/62	10,331		598
Series 2016-123 Class IQ			Series 2012-H10 Class AI
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/39	1,869	159	1.171% due 12/20/61	12,584		580
Series 2016-154 Class AI			Series 2013-23 Class IK
Interest Only STRIP			Interest Only STRIP
5.000% due 02/20/41	4,219	212	3.000% due 09/20/37	1,877		198
Series 2016-167 Class SB			Series 2014-25 Class VI
Interest Only STRIP			Interest Only STRIP
5.022% due 04/20/38 (Ê)	1,862	79	5.000% due 02/20/44	1,303		278
Series 2016-168 Class AI			Series 2014-139 Class NI
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/45	1,761	145	3.500% due 08/20/28	6,713		572
Series 2016-H04 Class KI			Series 2015-111 Class IJ
Interest Only STRIP			Interest Only STRIP
1.875% due 02/20/66	1,280	105	3.500% due 08/20/45	1,897		295
Series 2016-H06 Class AI			Series 2015-134 Class LI
Interest Only STRIP			Interest Only STRIP
2.279% due 02/20/66	2,916	260	3.500% due 05/20/39	3,157		384
Series 2017-17 Class DI			Series 2015-162 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/43	1,264	164	4.000% due 11/20/40	3,546		566
Series 2017-42 Class IC			Series 2015-H09 Class BI
Interest Only STRIP			Interest Only STRIP
4.500% due 08/20/41	12,847	2,395	1.684% due 03/20/65	712		60
Series 2017-45 Class IM			Series 2015-H10 Class CI
4.000% due 10/20/44	818	140	Interest Only STRIP
Series 2017-114 Class DI			1.797% due 04/20/65	1,726		147
3.500% due 03/20/47	507	75	Series 2015-H13 Class AI
Series 2017-H02 Class BI			Interest Only STRIP
Interest Only STRIP			2.394% due 06/20/65	3,112		317
2.301% due 01/20/67	699	97	Series 2015-H15 Class JI
Series 2017-H03 Class DI			Interest Only STRIP
Interest Only STRIP			1.936% due 06/20/65	1,208		117
2.195% due 12/20/66	2,784	375	Series 2015-H18 Class IA
Series 2017-H04 Class BI			Interest Only STRIP
Interest Only STRIP			1.816% due 06/20/65	929		72
2.403% due 02/20/67	1,213	172	Series 2015-H24 Class BI
Series 2017-H06 Class EI			Interest Only STRIP
Interest Only STRIP			1.604% due 08/20/65	2,278		141
1.565% due 02/20/67	5,944	444	Series 2015-H25 Class AI
Series 2017-H08 Class DI			Interest Only STRIP
Interest Only STRIP			1.614% due 09/20/65	1,701		140
2.377% due 02/20/67	2,569	401

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 343

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
Series 2015-H26 Class GI				3.941% due 11/29/49 (ƒ)	EUR	405	530
Interest Only STRIP				Bank of Scotland PLC
1.780% due 10/20/65		949	91	6.375% due 08/16/19	GBP	285	415
Series 2016-129 Class PI				Bankia SA
Interest Only STRIP				6.000% due 12/31/99 (ƒ)	EUR	200	240
4.500% due 06/20/45		1,681	319	BHP Billiton Finance, Ltd.
Series 2016-H16 Class DI				6.500% due 10/22/77	GBP	510	774
Interest Only STRIP				Brazil Notas do Tesouro Nacional
2.194% due 06/20/66 (Ê)		3,011	387	Series NTNF
Series 2016-H25 Class GI				10.000% due 01/01/25	BRL	7,600	2,479
Interest Only STRIP				10.000% due 01/01/27	BRL	300	97
1.511% due 11/20/66		6,217	375	Bright Food Singapore Holdings Pte. ,
Series 2017-17 Class EI				Ltd.
Interest Only STRIP				1.125% due 07/18/20	EUR	140	166
4.000% due 09/20/44		2,323	261	CaixaBank, SA
Series 2017-38 Class DI				6.750% due 12/31/99 (ƒ)	EUR	200	255
Interest Only STRIP				Colombian Titulos de Tesoreria
5.000% due 03/16/47		2,804	589	Series B
Series 2017-57 Class AI				7.000% due 05/04/22	COP	11,088,000	3,823
Interest Only STRIP				Credit Logement SA
4.000% due 06/20/45		1,544	291	0.819% due 03/29/49 (Ê)(ƒ)	EUR	300	298
Series 2017-H03 Class EI				Deutsche Postbank Funding Trust III
Interest Only STRIP				0.914% due 06/29/49 (Ê)(ƒ)	EUR	200	203
2.373% due 01/20/67		1,957	297	Fiat Chrysler Finance Europe
Series 2017-H06 Class BI				Series GMTN
Interest Only STRIP				6.750% due 10/14/19	EUR	300	400
2.256% due 02/20/67		6,812	922	Gazprom OAO Via Gaz Capital SA
Series 2017-H06 Class DI				4.250% due 04/06/24	GBP	200	271
Interest Only STRIP				Glencore Finance Europe SA
1.755% due 02/20/67		6,540	623	6.500% due 02/27/19	GBP	300	428
Series 2017-H08 Class NI				Global Switch Holdings, Ltd.
Interest Only STRIP				2.250% due 05/31/27	EUR	205	247
2.147% due 03/20/67		7,128	915	Grand City Properties SA
Series 2017-H09 Class DI				1.500% due 04/17/25	EUR	200	236
Interest Only STRIP				Groupama SA
1.695% due 03/20/67		6,172	672	6.375% due 05/29/49 (ƒ)	EUR	200	279
Morgan Stanley Bank of America Merrill				HSBC Holdings PLC
Lynch Trust				5.750% due 12/20/27	GBP	215	354
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ)		200	143	HT1 Series Funding . GmbH
Morgan Stanley Capital I Trust				1.842% due 07/29/49 (Ê)(ƒ)	EUR	160	181
Series 2012-C4 Class E
5.421% due 03/15/45 (Þ)		200	179	Hungary Series Government 19/A Bond
			66,478	6.500% due 06/24/19	HUF	494,500	2,152
Non-US Bonds - 9.0%				Indonesia Treasury Bond
AA Bond Co. , Ltd.				Series FR56
Series REGS				8.375% due 09/15/26	IDR	50,270,000	4,081
5.500% due 07/31/22	GBP	240	328	InterContinental Hotels Group PLC
Akelius Residential AB				3.750% due 08/14/25	GBP	175	256
1.750% due 02/07/25	EUR	420	499	Intesa Sanpaolo SpA
America Movil SAB de CV				5.000% due 09/23/19	EUR	50	65
5.000% due 10/27/26	GBP	270	431	Islandsbanki hf
ARD Finance SA				Series GMTN
Series WI				1.750% due 09/07/20	EUR	585	714
6.625% due 09/15/23	EUR	100	127	Landsbankinn HF
Ardagh Packaging Finance PLC /				1.625% due 03/15/21	EUR	230	280
Ardagh Holdings USA, Inc.				Madrilena Red de Gas Finance BV
Series REGS				4.500% due 12/04/23	EUR	250	359
6.750% due 05/15/24	EUR	110	146	Malaysia Government International Bond
Argentine Bonos del Tesoro				Series 0116
16.000% due 10/17/23	ARS	8,910	540	3.800% due 08/17/23	MYR	9,260	2,139
Assicurazioni Generali SpA				Merlin Properties SOCIMI SA
5.500% due 10/27/47	EUR	175	242	2.375% due 05/23/22	EUR	200	253
AXA SA				Mexican Bonos

See accompanying notes which are an integral part of this quarterly report.

344 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$			or Shares	$
Series M				3.125% due 10/25/19	EUR	150	187
7.750% due 05/29/31	MXN	47,750	2,855	Total SA
Mexico Government International Bond				2.250% due 12/29/49 (ƒ)	EUR	630	761
2.750% due 04/22/23	EUR	415	531	Turkey Government International Bond
New Look Secured Issuer PLC				10.700% due 02/17/21	TRY	13,180	3,760
Series REGS				Virgin Media Secured Finance PLC
6.500% due 07/01/22	GBP	150	135	Series REGS
NTPC, Ltd.				5.000% due 04/15/27	GBP	270	372
2.750% due 02/01/27	EUR	210	257	Western Power Distribution PLC
Peruvian Government International Bond				3.625% due 11/06/23	GBP	240	344
Series REGS				Ziggo Secured Finance BV
6.350% due 08/12/28	PEN	2,935	961	Series REGS
Petrobras Global Finance BV				4.250% due 01/15/27	EUR	370	464
4.750% due 01/14/25	EUR	100	124				50,237
Petroleos Mexicanos				United States Government Treasuries - 0.2%
8.250% due 06/02/22	GBP	83	136	United States Treasury Notes
4.875% due 02/21/28	EUR	180	228	1.250% due 06/30/19		670	669
PGH Capital PLC				2.375% due 05/15/27		275	277
6.625% due 12/18/25	GBP	100	157	3.000% due 02/15/47		310	317
Phoenix Group Holdings

4.125% due 07/20/22	GBP	150	212	Total Long-Term Investments			1,263
Republic of Colombia Government Bond
Series B				(cost $242,443)			244,527
7.750% due 09/18/30	COP	650,000	231	Common Stocks - 40.5%
Royal Bank of Scotland Group PLC				Consumer Discretionary - 5.6%
2.500% due 03/22/23	EUR	225	284	ABC-Mart, Inc.		400	23
5.500% due 11/29/49 (ƒ)	EUR	310	371	Acushnet Holdings Corp.		1,503	28
RSA Insurance Group PLC				adidas AG		1,146	262
5.125% due 10/10/45	GBP	120	179	Amazon. com, Inc. (Æ)		1,790	1,767
Russian Federal Bond - OFZ				Barratt Developments PLC		19,975	162
Series 6212				Bayerische Motoren Werke AG		1,480	136
7.050% due 01/19/28	RUB	103,900	1,652	Bellway PLC		4,424	186
RWE AG				CarMax, Inc. (Æ)		12,080	800
Series EMTn				Carnival Corp.		1,589	106
2.750% due 04/21/75	EUR	380	455	Carnival PLC		2,355	159
Santander UK Group Holdings PLC				Carter's, Inc.		1,547	134
7.375% due 12/29/49 (ƒ)	GBP	200	284	Chipotle Mexican Grill, Inc. Class A(Æ)		716	246
SES SA				Cie Financiere Richemont SA		542	46
4.625% due 12/29/49 (ƒ)	EUR	240	305	Cie Generale des Etablissements
SGSP (Australia) Assets Pty, Ltd.				Michelin Class B		1,151	156
5.125% due 02/11/21	GBP	110	164	Coco's Japan Co. , Ltd.		2,600	51
Solvay Finance SA				Comcast Corp. Class A		5,834	236
4.199% due 05/29/49 (ƒ)	EUR	680	849	Continental AG		459	104
South Africa Government International				Costco Wholesale Corp.		572	91
Bond				Ctrip. com International, Ltd. - ADR(Æ)		4,482	268
Series 2030				Daido, Ltd.		10,400	42
8.000% due 01/31/30	ZAR	51,322	3,562	Daimler AG		2,734	192
State Grid Overseas Investment, Ltd.				Davide Campari-Milano SpA		6,974	52
Series REGS				Diageo PLC
1.250% due 05/19/22	EUR	585	702			3,775	122
TDF Infrastructure SAS				Dollar Tree, Inc. (Æ)		13,789	994
2.875% due 10/19/22	EUR	400	516	Dollarama, Inc.		7,626	745
Telecom Italia SpA				Duni AB		2,993	43
6.375% due 06/24/19	GBP	100	144	eBay, Inc. (Æ)		19,245	688
Tesco PLC				E-MART, Inc.		1,307	297
6.125% due 02/24/22	GBP	300	454	Fast Retailing Co. , Ltd.		1,000	300
Teva Pharmaceuticals Industries, Ltd.				Fuji Electric Industry Co. , Ltd.		2,600	32
1.250% due 03/31/23	EUR	380	449	FUJIFILM Holdings Corp.		700	26
Thailand Government International Bond				Galaxy Entertainment Group, Ltd.		14,000	87
2.550% due 06/26/20	THB	103,230	3,187	G-Foot Co. , Ltd.		4,700	35
Thomson Reuters Corp.				Graham Holdings Co. Class B		175	104
3.309% due 11/12/21	CAD	820	677	Greene King PLC		3,475	31
ThyssenKrupp AG				Handsman Co. , Ltd.		2,200	31

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 345

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hankook Tire Co. , Ltd.	9,223	514	Shimamura Co. , Ltd.	200	25
Hilton Worldwide Holdings, Inc.	4,952	310	Sinclair Broadcast Group, Inc. Class A	26,220	945
Home Depot, Inc. (The)	985	147	Skyworth Digital Holdings, Ltd.	372,000	199
Husqvarna AB Class B	3,176	32	SM Investments Corp.	2,850	46
Hyundai Mobis Co. , Ltd.	366	80	Starbucks Corp.	6,352	343
Hyundai Motor Co.	3,718	481	Sunny Optical Technology Group Co.,	25,000	295
Inchcape PLC	2,805	30	Ltd.
Informa PLC	4,353	40	Suzuki Motor Corp.	6,600	313
Ipsos SA	1,395	48	Tata Motors, Ltd. (Æ)	11,915	83
ITOCHU Corp.	8,000	126	Tata Motors, Ltd. Class A(Æ)	19,264	78
JD. com, Inc. - ADR(Æ)	5,716	258	Taylor Wimpey PLC	53,393	134
Kering	1,988	696	Teleperformance - GDR	3,754	523
Kia Motors Corp.	3,895	127	Time Warner, Inc.	1,991	204
Koito Manufacturing Co. , Ltd.	2,800	164	TJX Cos. , Inc.	619	44
Koninklijke Philips NV	2,862	109	Toho Co. , Ltd.	1,300	47
Largan Precision Co. , Ltd.	5,000	910	Toyota Motor Corp.	1,800	102
Las Vegas Sands Corp.	12,608	777	Treasure Factory Co. , Ltd.	13,200	99
Li Ning Co. , Ltd. (Æ)	442,000	349	UBM PLC	3,028	29
Liberty Global PLC Class A(Æ)	21,993	745	Ulta Salon Cosmetics & Fragrance, Inc.	1,510	379
Liberty Global PLC LiLAC Class A(Æ)	34,122	878	(Æ)

Live Nation Entertainment, Inc. (Æ)	10,171	379	Wal-Mart Stores, Inc.	2,306	184
			Walt Disney Co. (The)	9,810	1,078

Localiza Rent a Car SA(Æ)	9,038	150	Wausau Paper Corp.	1,816	37
Lotte Shopping Co. Ltd.	445	105	Wayfair, Inc. Class A(Æ)	1,760	134
Lowe's Cos. , Inc.	3,902	302	Wolters Kluwer NV	4,974	221
LVMH Moet Hennessy Louis Vuitton SE - ADR	1,798	453	Yamada Denki Co. , Ltd.	5,500	29
Macy's, Inc.	1,191	28	Yamato International, Inc.	12,600	51
Madison Square Garden Co. (The) Class	3,185	700	Yue Yuen Industrial Holdings, Ltd.	43,000	178
A(Æ)			Zalando SE(Æ)(Þ)	15,457	691
Marriott International, Inc. Class A	1,778	185	Zillow Group, Inc. (Æ)	3,366	152
Maruzen CHI Holdings Co. , Ltd. (Æ)	33,300	106			31,300
McDonald's Corp.	728	113
Megacable Holdings SAB de CV	38,747	160	Consumer Staples - 1.9%
Melco Crown Entertainment, Ltd. - ADR	13,241	267	AAK AB	415	31
MercadoLibre, Inc.	683	197	Aeon Hokkaido Corp.	8,200	46
Merry Electronics Co. , Ltd.	20,000	165	Altria Group, Inc.	3,579	233
MGM Resorts International	7,297	240	Amorepacific Corp.	1,085	274
Mohawk Industries, Inc. (Æ)	152	38	Archer-Daniels-Midland Co.	882	37
MonotaRO Co. , Ltd.	7,600	251	Asahi Group Holdings, Ltd.	3,700	151
MTU Aero Engines AG	277	41	Astarta Holding NV(Æ)	3,893	74
Naspers, Ltd. Class N	1,469	324	BrasilAgro - Co. Brasileira de	6,769	26
Netflix, Inc. (Æ)	1,102	200	Propriedades Agricolas
Nexstar Media Group, Inc. Class A	6,428	420	BRF SA(Æ)	7,759	92
Nielsen Holdings PLC	6,506	280	British American Tobacco PLC - ADR	1,493	93
Nike, Inc. Class B	15,320	905	British American Tobacco PLC	9,479	591
Nissan Motor Co. , Ltd.	9,800	97	Carrefour SA	7,749	186
Omnicom Group, Inc.	317	25	China Agri-Industries Holdings, Ltd.	319,000	143
Pandora Media, Inc. (Æ)	26,997	242	China Resources Beer Holdings Co., Ltd.	100,000	253
Persimmon PLC Class A	4,802	159	China Yurun Food Group, Ltd. (Æ)	153,000	20
Priceline Group, Inc. (The)(Æ)	757	1,536	Church & Dwight Co. , Inc.	1,544	82
ProSiebenSat. 1 Media SE	663	27	Coca-Cola Co. (The)	6,535	300
Red Rock Resorts, Inc. Class A	2,298	55	Coca-Cola HBC AG - ADR(Æ)	1,140	34
Regal Entertainment Group Class A	4,560	87	ConAgra Foods, Inc.	872	30
RELX PLC	5,317	116	Cott Corp.	12,988	202
Renault SA	357	32	CVS Health Corp.	1,658	133
Rinnai Corp.	300	28	Dr Pepper Snapple Group, Inc.	1,177	107
RTL Group SA	2,461	191	Fomento Economico Mexicano SAB de	3,456	350
			CV - ADR

Sato Restaurant Systems Co. , Ltd.	18,600	155	General Mills, Inc.	3,377	188
Secom Co. , Ltd.	500	38	Golden Agri-Resources, Ltd.	2,421,300	705

Sekisui House, Ltd.	1,600	28	Greencore Group PLC Class A	43,435	128
SFP Holdings Co., Ltd.	14,500	229	Industrias Bachoco SAB de CV	22,553	112

See accompanying notes which are an integral part of this quarterly report.

346 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
J Sainsbury PLC	13,141	43	Gazprom PJSC - ADR	45,663	178
Japan Tobacco, Inc.	3,700	129	Hess Corp.	679	30
JBS SA	62,078	153	KazMunaiGas Exploration Production	7,409	72
JM Smucker Co. (The)	2,199	268	JSC - GDR(Æ)
Kernel Holding SA	3,554	63	Kinder Morgan, Inc.	72,320	1,477
Kimberly-Clark Corp.	1,325	163	Lukoil PJSC - ADR	16,827	785
Kirin Holdings Co. , Ltd.	1,500	33	Marathon Oil Corp.	20,070	245
Kobayashi Pharmaceutical Co. , Ltd.	1,200	75	Marathon Petroleum Corp.	2,705	151
Kraft Heinz Co. (The)	1,956	171	Newfield Exploration Co. (Æ)	6,441	185
Lenta, Ltd. (Æ)	20,057	120	Occidental Petroleum Corp.	1,761	109
McCormick & Co. , Inc.	955	91	Paz Oil Co Ltd	1,161	194
Metro AG	3,403	38	PetroChina Co. , Ltd. Class H	314,000	202
Metro Wholesale & Food Specialist			Phillips 66	1,479	124
AG(Æ)	3,403	69	Plains All American Pipeline, LP	9,880	261
Molson Coors Brewing Co. Class B	469	42	Repsol SA - ADR	13,135	220
Mondelez International, Inc. Class A	7,725	340	Royal Dutch Shell PLC Class B	9,272	264
Monster Beverage Corp. (Æ)	5,981	315	Schlumberger, Ltd.	13,203	906
NH Foods, Ltd.	1,000	30	S-Oil Corp.	1,386	144
Nisshin Seifun Group, Inc.	5,800	95	Southwestern Energy Co. (Æ)	41,993	239
Nissin Foods Holdings Co. , Ltd.	1,600	101	Statoil ASA Class N	8,735	164
Paris Miki Holdings, Inc.	15,200	64	Tatneft PJSC - ADR	9,527	368
PepsiCo, Inc.	2,500	292	Thai Oil PCL	60,300	155
Pinnacle Foods, Inc.	2,330	138	Valero Energy Corp.	1,445	100
Procter & Gamble Co. (The)	3,783	344	YPF SA - ADR	43,102	871
Shanghai Pharmaceuticals Holding Co.,	168,900	448			11,945
Ltd. Class H
Shoprite Holdings, Ltd. - ADR	20,704	317	Financial Services - 10.5%
SLC Agricola SA	48,555	339	ABN AMRO Group NV(Þ)	1,117	32
Suedzucker AG	1,089	23	Activia Properties, Inc. (ö)	36	162
Suntory Beverage & Food, Ltd.	600	29	Admiral Group PLC	1,215	33
Sysco Corp.	710	37	ADO Properties SA(Þ)	300	14
Tate & Lyle PLC	4,098	36	Aedifica(ö)	554	51
Toyo Suisan Kaisha, Ltd.	700	25	Affiliated Managers Group, Inc.	1,796	334
Treasury Wine Estates, Ltd.	11,515	112	Aflac, Inc.	2,505	200
TreeHouse Foods, Inc. (Æ)	548	46	Agricultural Bank of China, Ltd. Class H	1,246,000	581
Tyson Foods, Inc. Class A	3,493	221	AIA Group, Ltd.	123,200	971
Unicharm Corp.	1,100	28	Aldar Properties PJSC	407,691	259
Unilever PLC	569	32	Alleghany Corp. (Æ)	184	113
Walgreens Boots Alliance, Inc.	1,682	136	Alliance Data Systems Corp.	2,828	683
WH Group, Ltd. (Þ)	394,000	370	Allied Properties Real Estate Investment
Wm Morrison Supermarkets PLC	31,601	100	Trust(ö)	5,055	155
X5 Retail Group NV - GDR(Æ)	13,963	541	Allstate Corp. (The)	2,428	221
Young & Co's Brewery PLC Class A	2,149	38	alstria office AG(ö)	9,354	137
		10,676	American Campus Communities, Inc.(ö)	2,190	105
			American Express Co.	2,019	172
Energy - 2.1%			American Financial Group, Inc.	1,065	108
Areva SA(Æ)	5,681	30	American Homes 4 Rent Class A(ö)	7,921	182
BP PLC	18,847	111	American International Group, Inc.	2,429	159
Chevron Corp.	2,360	258	American National Insurance Co.	886	105
Cloud Peak Energy, Inc. (Æ)	24,410	84	American Tower Corp. (ö)	17,605	2,399
Core Laboratories NV	2,419	243	Ameris Bancorp	2,771	127
Cosan SA Industria e Comercio	41,849	484	Aon PLC	377	52
Denison Mines Corp. (Æ)	139,217	73	Aozora Bank, Ltd.	23,000	89
Enterprise Products Partners, LP	28,433	773	Apartment Investment & Management	2,171	99
EOG Resources, Inc.	5,343	508	Co. Class A(ö)
ERG SpA	7,498	107	Arch Capital Group, Ltd. (Æ)	1,561	152
Exxon Mobil Corp.	4,779	383	Arthur J Gallagher & Co.	855	50
Fission Uranium Corp. (Æ)	166,636	94	Aspen Insurance Holdings, Ltd.	1,894	92
Fugro NV(Æ)	9,782	157	Assura PLC(ö)	90,250	76
Galp Energia SGPS SA Class B	12,940	208	Athene Holding, Ltd. Class A(Æ)	527	27
Gazprom PAO	509,366	988	AvalonBay Communities, Inc. (ö)	2,223	428

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 347

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Aviva PLC	4,350	31	Dundee Corp. Class A(Æ)	42,373	91
AXA SA	13,106	387	DuPont Fabros Technology, Inc. (ö)	2,737	171
Axis Capital Holdings, Ltd.	2,229	144	Education Realty Trust, Inc. (ö)	1,954	73
Banco Bilbao Vizcaya Argentaria SA	3,863	35	Empire State Realty Trust, Inc. Class	5,986	125
- ADR			A(ö)
Banco BPI SA Class G(Æ)	27,199	34	Entra ASA(Þ)	3,548	47
Banco Latinoamericano de Comercio	2,367	62	Equifax, Inc.	205	30
Exterior SA Class E			Equinix, Inc. (ö)	2,984	1,345
Banco Macro SA - ADR	782	68	Equity LifeStyle Properties, Inc. Class
Banco Santander SA - ADR	36,257	247	A(ö)	1,910	167
Bancolombia SA - ADR	2,489	109	Erie Indemnity Co. Class A	224	29
Bank of America Corp.	19,875	479	Erste Group Bank AG(Æ)	869	36
Bank of China, Ltd. Class H	912,000	449	Essex Property Trust, Inc. (ö)	1,230	322
Bank of New York Mellon Corp. (The)	2,472	131	Etalon Group, Ltd. - GDR(Æ)	51,047	183
Bank Rakyat Indonesia Persero Tbk PT	219,300	243	Everest Re Group, Ltd.	768	201
Barclays PLC	76,300	205	Extra Space Storage, Inc. (ö)	2,364	188
BB&T Corp.	2,307	109	Fairfax Financial Holdings, Ltd.	105	50
Berkshire Hathaway, Inc. Class B(Æ)	2,234	391	Fastighets AB Balder Class B(Æ)	1,494	38
BGEO Group PLC	1,342	61	Fifth Third Bancorp	988	26
Big Yellow Group PLC(ö)	7,690	79	First American Financial Corp.	829	40
BlackRock, Inc. Class A	724	309	Fiserv, Inc. (Æ)	826	106
Blackstone Group, LP (The)	34,470	1,153	FleetCor Technologies, Inc. (Æ)	1,902	289
BNP Paribas SA	563	44	FNF Group	1,137	56
BR Malls Participacoes SA	14,190	60	FNFV Group(Æ)	12,768	220
Brixmor Property Group, Inc. (ö)	3,240	63	Franklin Resources, Inc.	2,829	127
Brookline Bancorp, Inc.	2,052	30	Gecina SA(ö)	1,104	167
Brown & Brown, Inc.	2,127	95	Gentera SAB de CV	37,776	57
Buwog AG(Æ)	5,249	154	GEO Group, Inc. (The)(ö)	505	15
Canadian Imperial Bank of Commerce/	1,073	93	GGP, Inc. (Æ)(ö)	7,964	180
Canada			Global Logistic Properties, Ltd.	17,100	42
Capital One Financial Corp.	1,534	132	Goodman Group(ö)	36,030	230
CBRE Group, Inc. Class A(Æ)	16,680	634	Graubuendner Kantonalbank	90	145
Charles Schwab Corp. (The)	19,694	845	Guoco Group, Ltd.	8,000	94
Cheung Kong Property Holdings, Ltd.	42,000	340	Haci Omer Sabanci Holding AS	147,528	454
China CITIC Bank Corp. , Ltd. Class H	562,000	365	Hana Financial Group, Inc.	28,516	1,298
China Everbright, Ltd.	96,000	219	Hang Lung Properties, Ltd. - ADR	90,000	224
China Resources Land, Ltd.	18,000	58	Hannover Rueck SE	1,189	150
Chongqing Rural Commercial Bank Co.,	214,000	158	Hanover Insurance Group, Inc. (The)	405	38
Ltd. Class H			Hartford Financial Services Group, Inc.	2,198	121

Chubb, Ltd.	2,810	412	HCP, Inc. (ö)	11,721	371
CIFI Holdings Group Co. , Ltd.	666,000	380	HDFC Bank, Ltd. - ADR	4,845	469

Cincinnati Financial Corp.	1,291	98	Hiscox, Ltd.	3,661	63
CIT Group, Inc.	641	31	Hispania Activos Inmobiliarios Socimi
Citigroup, Inc.	22,234	1,522	SA(ö)	891	16
Citizens & Northern Corp.	7,828	181	Host Hotels & Resorts, Inc. (ö)	5,625	105
Close Brothers Group PLC	6,452	131	HSBC Holdings PLC	11,391	114
CME Group, Inc. Class A	5,547	680	Hufvudstaden AB Class A	4,127	72
Corporate Office Properties Trust(ö)	4,585	153	Hulic REIT, Inc. (ö)	8	13
Cousins Properties, Inc. (ö)	19,114	176	Huntington Bancshares, Inc.	6,401	85
Credicorp, Ltd.	487	90	ICICI Bank, Ltd. - ADR	27,757	258
Credit Saison Co. , Ltd.	1,400	27	Immofinanz AG	158,413	386
Crown Castle International Corp. (ö)	626	63	IndusInd Bank, Ltd.	10,174	261
CyrusOne, Inc. (ö)	1,985	119	Industrial & Commercial Bank of China,
Derwent London PLC(ö)	1,474	55	Ltd. Class H	728,000	509
Deutsche Bank AG	12,708	227	ING Groep NV	7,976	149
Deutsche Wohnen AG	7,153	283	Interactive Brokers Group, Inc. Class A	18,037	722
Dexus Property Group(Æ)(ö)	42,175	317	Intercontinental Exchange, Inc.	8,612	575
Digital Realty Trust, Inc. (ö)	1,391	160	International Bancshares Corp.	3,523	125
Dime Community Bancshares, Inc.	2,028	42	Itau Unibanco Holding SA - ADR	21,616	257
DNB ASA	11,502	226	Jack Henry & Associates, Inc.	999	107
Dongbu Insurance Co. , Ltd.	4,475	320	Japan Post Bank Co. , Ltd.	2,100	27
Douglas Emmett, Inc. (ö)	3,909	150	Japan Post Holdings Co. , Ltd.	3,600	45

See accompanying notes which are an integral part of this quarterly report.

348 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Japan Post Insurance Co. , Ltd.	1,100	24	Saga PLC	48,354	133
Japan Retail Fund Investment Corp.(ö)	58	111	Sanlam, Ltd.	41,177	207
JBG Smith Properties(Æ)(ö)	223	8	SBA Communications Corp. (Æ)(ö)	1,897	261
JPMorgan Chase & Co.	5,653	519	Sberbank of Russia PJSC Class T	342,143	940
Jyske Bank A/S	513	32	Sberbank of Russia PJSC - ADR	18,275	213
KB Financial Group, Inc.	21,565	1,145	Segro PLC(ö)	30,055	209
KBC Groep NV	539	45	Siam Commercial Bank PCL (The)	24,900	110
Kenedix Office Investment Corp. Class	14	79	Simon Property Group, Inc. (ö)	1,018	161
A(ö)			SL Green Realty Corp. (ö)	1,241	128
Kilroy Realty Corp. (ö)	1,402	97	SpareBank 1 SR-Bank ASA	13,374	134
Kimco Realty Corp. (ö)	5,069	102	Sprott, Inc.	116,486	214
Kinnevik AB(Æ)	31,202	959	Standard Chartered PLC(Æ)	12,913	145
Klepierre - GDR(ö)	1,454	59	State Bank of India	19,709	96
Legal & General Group PLC	9,377	33	Stonegate Bank	2,735	127
Leucadia National Corp.	7,405	193	Sumitomo Realty & Development Co. ,
Link Real Estate Investment Trust(ö)	11,000	89	Ltd.	8,000	243
Loews Corp.	2,990	146	Sun Communities, Inc. (ö)	2,741	244
LondonMetric Property PLC(ö)	7,666	17	Sun Hung Kai Properties, Ltd.	15,000	232
M&T Bank Corp.	593	97	Sunstone Hotel Investors, Inc. (ö)	7,223	118
Marsh & McLennan Cos. , Inc.	1,474	115	SunTrust Banks, Inc.	632	36
MasterCard, Inc. Class A	12,191	1,558	Svenska Handelsbanken AB Class A	10,741	160
MBIA, Inc. (Æ)	84,455	859	Swedbank AB Class A	4,358	114
Melker Schorling AB	454	29	TD Ameritrade Holding Corp.	16,465	753
Merlin Properties Socimi SA(ö)	21,469	289	Tokyo Tatemono Co. , Ltd.	12,300	168
Metropolitan Bank & Trust Co. - ADR	55,180	95	Torchmark Corp.	2,056	162
Mitsubishi UFJ Financial Group, Inc.	29,900	190	TransUnion(Æ)	4,294	197
Mitsui Fudosan Co. , Ltd.	10,300	237	Travelers Cos. , Inc. (The)	1,649	211
Morgan Stanley	1,652	77	Tritax Big Box REIT PLC(ö)	28,365	56
Morningstar, Inc.	338	28	Tryg A/S	1,461	33
Moscow Exchange MICEX-RTS PJSC	100,888	181	Turkiye Is Bankasi Class C	196,297	422
Muenchener Rueckversicherungs-	696	150	UBS Group AG(Æ)	1,723	30
Gesellschaft AG in Muenchen			UDR, Inc. (ö)	6,656	260
New China Life Insurance Co. , Ltd.	74,200	479	UniCredit SpA(Æ)	12,952	255
Class H

NewStar Financial, Inc.	19,324	211	UNITE Group PLC (The)(ö)	12,745	113
Nippon Building Fund, Inc. (ö)	16	86	United Overseas Bank, Ltd.	8,400	149

Old Republic International Corp.	2,271	45	Uranium Participation Corp. (Æ)	77,242	237
ORIX Corp.	13,300	218	US Bancorp	4,405	232

OTP Bank PLC	3,535	132	Validus Holdings, Ltd.	754	41
PAX Global Technology, Ltd.	267,000	177	Visa, Inc. Class A	14,298	1,424

PayPal Holdings, Inc. (Æ)	11,342	664	Vornado Realty Trust(ö)	2,216	176
People's United Financial, Inc.	10,734	187	Voya Financial, Inc.	2,523	99

Phoenix Group Holdings	4,417	44	Webster Financial Corp.	2,395	124
PICC Property & Casualty Co. , Ltd.			Weingarten Realty Investors(ö)	6,719	218
Class H	266,000	495	Wells Fargo & Co.	5,614	303
Ping An Insurance Group Co. of China,	43,500	322	Western Union Co. (The)	6,986	138
Ltd. Class H			Workspace Group PLC(ö)	2,875	35
PNC Financial Services Group, Inc.	2,807	362	WR Berkley Corp.	1,910	132
(The)			XL Group, Ltd.	3,980	177
Popular, Inc.	5,591	236
Poste Italiane SpA(Þ)	4,083	30	Yamaguchi Financial Group, Inc.	7,000	83
Power Finance Corp. , Ltd.	77,911	151			58,548
Powszechny Zaklad Ubezpieczen SA	20,098	247
Progressive Corp. (The)	3,346	158	Abbott Health Laboratories Care - 2.6%	19,762	972
Prologis, Inc. (ö)	3,264	198	AbbVie, Inc.	3,692	258
Punjab National Bank(Æ)	15,801	40	Aetna, Inc.	205	32
Real Estate Credit Investments, Ltd.	44,093	97	Alfresa Holdings Corp.	1,500	28
Realogy Holdings Corp.	16,665	553	Align Technology, Inc. (Æ)	4,074	681
Realty Income Corp. (ö)	4,078	233	Allergan PLC(Æ)	1,144	289
Regions Financial Corp.	1,778	26	Anthem, Inc.	1,146	213
RenaissanceRe Holdings, Ltd.	886	130	Astellas Pharma, Inc.	7,000	89
Royal Bank of Scotland Group PLC(Æ)	268,480	880	Baxter International, Inc.	2,969	180

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 349

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bayer AG	3,583	453	Anhui Conch Cement Co. , Ltd. Class H	83,500	309
BioMarin Pharmaceutical, Inc. (Æ)	3,926	344	AptarGroup, Inc.	356	29
Bristol-Myers Squibb Co.	25,028	1,424	ArcelorMittal SA(Æ)	2,728	72
Cardinal Health, Inc.	333	26	Arkema SA	287	33
Cerner Corp. (Æ)	3,699	238	Atkore International Group, Inc. (Æ)	1,414	29
Cigna Corp.	177	31	Babcock International Group PLC	2,479	28
Coloplast A/S Class B	5,988	515	Barrick Gold Corp.	21,034	356
Cooper Cos. , Inc. (The)	139	34	BASF SE	1,162	111
Daiichi Sankyo Co. , Ltd.	4,200	92	Bear Creek Mining Corp. (Æ)	45,958	93
DaVita HealthCare Partners, Inc. (Æ)	403	26	Bemis Co. , Inc.	557	24
Edwards Lifesciences Corp. (Æ)	1,987	229	BHP Billiton PLC - ADR	4,490	163
Eisai Co. , Ltd.	3,600	193	Brenntag AG	489	28
Eli Lilly & Co.	357	30	Cameco Corp. Class A	104,773	1,073
Endo International PLC(Æ)	6,700	74	Canare Electric Co. , Ltd.	1,500	34
Essilor International SA	234	30	Catcher Technology Co. , Ltd.	15,000	172
Fluidigm Corp. (Å)(Æ)	5,283	20	CCL Industries, Inc. Class B	3,339	160
Fresenius Medical Care AG & Co.	525	50	Centerra Gold, Inc.	78,756	420
Genmab A/S(Æ)	3,209	729	CRH PLC	4,827	169
Gilead Sciences, Inc.	3,714	283	Croda International PLC	839	41
HCA Healthcare, Inc. (Æ)	312	25	Crown Holdings, Inc. (Æ)	511	30
Henry Schein, Inc. (Æ)	1,063	194	Dundee Precious Metals, Inc. (Æ)	98,442	208
Hologic, Inc. (Æ)	5,654	250	Ecolab, Inc.	1,360	179
Illumina, Inc. (Æ)	1,741	303	EI du Pont de Nemours & Co.	1,736	143
Intuitive Surgical, Inc. (Æ)	542	509	Evonik Industries AG	1,222	42
Johnson & Johnson	3,185	423	Gabriel Resources, Ltd. (Æ)	1,191,937	287
Laboratory Corp. of America	248	39	Glencore PLC(Æ)	57,985	256
Holdings(Æ)			Gold Fields, Ltd. - ADR	23,265	93
LifePoint Health, Inc. (Æ)	420	25	Goldcorp, Inc.	9,422	124
Lonza Group AG(Æ)	971	231	Grupo Cementos de Chihuahua SAB
Medipal Holdings Corp.	2,500	46	de CV	21,640	113
Medtronic PLC	3,015	253	HeidelbergCement AG	400	40
Novartis AG	5,505	470	Holmen AB Class B	740	33
Novo Nordisk A/S Class B	8,617	368	Imerys SA	1,584	137
Ono Pharmaceutical Co. , Ltd.	6,500	143	Impala Platinum Holdings, Ltd. (Æ)	118,011	315
Patterson Cos. , Inc.	609	25	Inaba Seisakusho Co. , Ltd.	6,000	74
PerkinElmer, Inc.	2,989	197	Ingersoll-Rand PLC	1,220	107
Pfizer, Inc.	14,108	468	International Paper Co.	3,600	198
Pharmarise Holdings Corp.	1,800	9	Ivanhoe Mines, Ltd. Class A(Æ)	54,509	215
Protek PJSC	17,678	30	KGHM Polska Miedz SA	13,579	462
Quest Diagnostics, Inc.	2,614	283	Kingboard Chemical Holdings, Ltd.	48,000	215
Regeneron Pharmaceuticals, Inc. (Æ)	1,500	737	Kinross Gold Corp. (Æ)	138,060	569
Rhoen Klinikum AG	1,030	32	Kumho Petrochemical Co. , Ltd.	6,494	439
Roche Holding AG	1,206	305	Lanxess AG	1,665	129
Sanofi - ADR	2,299	219	Linde AG	681	130
Sawai Pharmaceutical Co. , Ltd.	600	34	Luks Group Vietnam Holdings Co. , Ltd.	76,000	25
Smith & Nephew PLC	6,208	108	Lundin Gold, Inc. (Æ)	74,082	274
Steris PLC	791	65	Methanex Corp.	3,029	134
Straumann Holding AG	91	51	MHP SA - GDR	50,285	501
Stryker Corp.	1,497	220	Mitsubishi Logistics Corp.	4,000	51
Taisho Pharmaceutical Holdings Co. ,	800	60	MMC Norilsk Nickel PJSC - ADR	12,409	184
Ltd.			Monsanto Co.	879	103
Teva Pharmaceutical Industries, Ltd.	4,216	136	New Gold, Inc. (Æ)	80,257	269
- ADR			Newcrest Mining, Ltd.	61,856	998
			NexGen Energy, Ltd. (Æ)	89,631	226
Thermo Fisher Scientific, Inc.	1,297	228			998
UnitedHealth Group, Inc.	2,021	388
			Northern Dynasty Minerals, Ltd. (Æ)	87,277	124
Varian Medical Systems, Inc. (Æ)	312	30	Novagold Resources, Inc. (Æ)	38,041	170
Vifor Pharma AG	330	35
			Novolipetsk Steel PJSC - GDR	8,053	168
William Demant Holding A/S(Æ)	1,397	37	Packaging Corp. of America	941	103
		14,539	Platform Specialty Products Corp. (Æ)	18,173	255
			POSCO	2,661	796
Materials and Processing - 2.9%			Praxair, Inc.	789	103

See accompanying notes which are an integral part of this quarterly report.

350 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Royal Gold, Inc.	3,976	345	Danaher Corp.	2,561	209
Safestore Holdings PLC(ö)	1,819	10	Danone SA	5,035	376
Sandstorm Gold, Ltd. (Æ)	8,447	35	Diana Shipping, Inc. (Æ)	25,183	97
Seabridge Gold, Inc. (Æ)	25,267	293	DSV A/S	1,060	68
Shin-Etsu Chemical Co. , Ltd.	3,100	284	East Japan Railway Co.	15,100	1,416
Siemens AG	3,979	539	Eaton Corp. PLC	2,218	174
Smiths Group PLC	1,440	29	Expeditors International of Washington,	483	28
Solvay SA	976	140	Inc.
Sonoco Products Co.	803	39	Fortive Corp.	519	34
Summit Materials, Inc. Class A(Æ)	1,514	43	General Dynamics Corp.	1,163	228
Symrise AG	2,051	144	General Electric Co.	3,366	86
Synthos SA	113,492	140	Georg Fischer AG	29	33
Tahoe Resources, Inc.	10,477	57	GKN PLC	5,945	25
Taisei Lamick Co. , Ltd.	2,900	77	Golden Ocean Group, Ltd. (Æ)	14,970	109
Toray Industries, Inc.	3,000	27	Groupe Eurotunnel SE	67,880	752
Turquoise Hill Resources, Ltd. (Æ)	153,637	505	Grupo Aeroportuario del Pacifico SAB	22,712	260
			de CV Class B

Vedanta, Ltd.	69,572	303	Guangshen Railway Co. , Ltd. Class H	360,000	185
Voestalpine AG	656	33	Hakuhodo DY Holdings, Inc.	2,200	31

WestRock Co.	1,715	98	Hankyu Hanshin Holdings, Inc.	800	29
Wheaton Precious Metals Corp.	22,724	462	Hexagon AB Class B	685	34

Wolseley PLC - ADR	562	34	Honeywell International, Inc.	1,326	180
Yamashita Medical Instruments Co. , Ltd.	5,900	92	IHS Markit, Ltd. (Æ)	24,847	1,159
Yara International ASA	3,440	137	Illinois Tool Works, Inc.	867	122
		16,232	Japan Oil Transportation Co. , Ltd.	1,800	45
			Japan Steel Works, Ltd. (The)	44,100	730
Producer Durables - 4.9%			Jiangsu Expressway Co. , Ltd. Class H	394,000	572
3M Co.	1,208	243	Johnson Controls International PLC	657	26
Abertis Infraestructuras SA	22,783	450	Kajima Corp.	14,000	122
Accenture PLC Class A	739	95	Kamigumi Co. , Ltd.	40,000	429
Acciona SA	369	32	Kansas City Southern	4,693	484
ACS Actividades de Construccion y	1,097	42	KBR, Inc.	2,515	38
Servicios SA
Aena SA(Þ)	2,564	502	Keyence Corp.	1,000	463
AerCap Holdings NV(Æ)	597	29	King Jim Co. Ltd.	9,800	91
Air Arabia PJSC	158,385	46	KION Group AG	3,720	323
Air China, Ltd. Class H	146,000	132	Kobe Electric Railway Co. , Ltd. (Æ)	25,000	91
Airbus Group SE	2,905	242	Komatsu, Ltd.	19,600	527
Allegion PLC	1,706	139	Kone OYJ Class B	3,007	157
ANA Holdings, Inc.	32,000	110	Koninklijke Vopak NV	4,265	203
Andritz AG	3,034	186	Kurita Water Industries, Ltd.	9,700	276
Atlantia SpA	45,676	1,385	L3 Technologies, Inc.	161	28
Atlas Copco AB Class A	1,168	42	Lockheed Martin Corp.	348	102
BAE Systems PLC	3,422	27	Loomis AB Class B	2,885	107
BBA Aviation PLC	43,317	171	Macquarie Infrastructure Corp.	355	27
Boeing Co. (The)	620	150	Magna International, Inc. Class A	3,197	152
Bollore SA	8,521	40	MAN SE	1,678	186
Bucher Industries AG	100	33	McGraw Hill Financial, Inc.	4,462	685
C. E. Management Integrated Laboratory	4,900	73	Meggitt PLC	16,639	110
Co. , Ltd.			Middleby Corp. (Æ)	1,786	233
Carlisle Cos. , Inc.	259	25	Milacron Holdings Corp. (Æ)	1,718	31
CCR SA	122,696	672	Mitsubishi Corp.	34,100	741
Central Japan Railway Co.	3,300	532	Mitsui & Co. , Ltd.	61,000	888
CH Robinson Worldwide, Inc.	343	23	Nagoya Railroad Co. , Ltd.	5,000	23
China Merchants Port Holdings Co. , Ltd.	154,000	483	Nifco, Inc.	500	29
China Railway Group, Ltd. Class H	168,000	134	Northrop Grumman Corp.	501	132
China Southern Airlines Co. , Ltd. Class	138,000	105	Obayashi Corp.	3,200	39
H			Ocean Yield ASA	24,640	210
Cintas Corp.	717	97	Organo Corp.	33,000	176
COSCO SHIPPING Ports, Ltd.	302,000	370	Park24 Co. , Ltd.	1,600	40
CoStar Group, Inc. (Æ)	917	253	Paychex, Inc.	754	44
CSX Corp.	12,332	608	Publicis Groupe SA - ADR	1,981	150

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 351

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Qualicorp SA	10,711	113	Iliad SA	3,415	848
Raytheon Co.	762	131	Infineon Technologies AG - ADR	1,956	43
Rentokil Initial PLC	105,688	405	Infosys, Ltd. - ADR	27,838	440
Republic Services, Inc. Class A	1,921	123	Infrastrutture Wireless Italiane SpA(Þ)	26,782	173
Roper Technologies, Inc.	173	40	Intel Corp.	10,203	362
Royal Mail PLC	5,547	29	International Business Machines Corp.	1,129	163
Shin-Keisei Electric Railway Co. , Ltd.	3,000	11	Juniper Networks, Inc.	976	27
Sojitz Corp.	25,500	64	Just Eat PLC(Æ)	30,370	249
Stagecoach Group PLC	13,444	32	LG Innotek Co. , Ltd.	2,099	280
Stanley Black & Decker, Inc.	380	53	Mail. Ru Group, Ltd. - GDR(Æ)	2,342	65
Taisei Corp.	42,000	403	Manhattan Associates, Inc. (Æ)	15,335	678
Thales SA	2,324	258	Microchip Technology, Inc.	2,771	222
Toppan Printing Co. , Ltd.	8,000	85	Microsoft Corp.	8,825	642
Transurban Group - ADR(Æ)	147,720	1,350	Mitsubishi Electric Corp.	12,300	191
Trimble Navigation, Ltd. (Æ)	8,937	335	Mitsubishi Research Institute, Inc.	1,000	29
Tsakos Energy Navigation, Ltd.	31,972	158	Mixi, Inc.	700	38
Turk Hava Yollari AO(Æ)	58,625	147	MYOB Group, Ltd.	76,113	203
Union Pacific Corp.	3,012	310	NetEase, Inc. - ADR	718	223
United Technologies Corp.	1,547	183	Nexon Co. , Ltd.	11,400	238
Vinci SA	6,207	556	Nintendo Co. , Ltd.	900	306
Waste Management, Inc.	1,973	148	Nokia OYJ - ADR	28,942	185
Weir Group PLC (The)	7,863	191	NTT DOCOMO, Inc.	4,000	93
WESCO International, Inc. (Æ)	2,147	110	NVC Lighting Holdings, Ltd.	716,000	80
West Japan Railway Co.	2,100	151	NVIDIA Corp.	1,406	228
WorleyParsons, Ltd. (Æ)	9,821	93	Oracle Corp.	20,178	1,007
Xerox Corp.	4,678	143	Pegatron Corp.	100,000	327
		27,438	QUALCOMM, Inc.	1,701	90
			Quanta Computer, Inc.	98,000	232
Technology - 5.8%			Realtek Semiconductor Corp.	104,000	388
Adobe Systems, Inc. (Æ)	8,649	1,267	Red Hat, Inc. (Æ)	2,386	236
Advanced Micro Devices, Inc. (Æ)	13,724	187	Salesforce. com, Inc. (Æ)	2,684	244
Advanced Semiconductor Engineering,	182,000	245	Samsung Electronics Co. , Ltd.	1,155	2,489
Inc.			Samsung SDI Co. , Ltd.	874	132
Alibaba Group Holding, Ltd. - ADR(Æ)	10,604	1,643	Sanshin Electronics Co. , Ltd.	3,800	48
Alphabet, Inc. Class A(Æ)	2,006	1,896	SAP SE - ADR	6,151	651
Alphabet, Inc. Class C(Æ)	967	900	ServiceNow, Inc. (Æ)	2,515	278
Amdocs, Ltd.	2,546	171	Software AG	714	31
Amphenol Corp. Class A	1,500	115	Sony Corp.	6,300	259
Ansys, Inc. (Æ)	316	41	Taiwan Semiconductor Manufacturing
Apple, Inc.	11,377	1,692	Co. , Ltd. - ADR	8,902	320
Atos SE	943	143	Taiwan Semiconductor Manufacturing	63,000	446
Autodesk, Inc. (Æ)	3,309	367	Co. , Ltd.
Avnet, Inc.	3,175	122	TE Connectivity, Ltd.	362	29
Baidu, Inc. - ADR(Æ)	5,119	1,159	Telekomunikasi Indonesia Persero Tbk	636,900	224
			PT
Broadcom, Ltd.	1,607	396	Tencent Holdings, Ltd.	32,505	1,296
Brocade Communications Systems, Inc.	9,930	125	Texas Instruments, Inc.	577	47
CA, Inc.	844	26	Tripod Technology Corp.	43,000	140
Capgemini SE	1,120	122	Ultimate Software Group, Inc. (Æ)	688	155
China Unicom Hong Kong, Ltd. (Æ)	688,000	999	Vodafone Group PLC	38,638	113
Cisco Systems, Inc.	8,623	271	Web. com Group, Inc. (Æ)	6,193	136
Conduent, Inc. (Æ)	2,299	38	Workday, Inc. Class A(Æ)	2,641	270
Criteo SA - ADR (Æ)	18,738	949
Dolby Laboratories, Inc. Class A	850	44	Yandex NV Class A(Æ)	11,742	341
Facebook, Inc. Class A(Æ)	12,269	2,076			32,108
GN Store Nord A/S	1,798	55	Utilities - 4.2%
Harris Corp.	245	28	ALLETE, Inc.	1,957	143
Hewlett Packard Enterprise Co.	4,549	80	Alliant Energy Corp.	7,543	306
Hikari Tsushin, Inc.	700	77	American Electric Power Co. , Inc.	18,013	1,271
Hollysys Automation Technologies, Ltd.	4,238	81	AT&T, Inc.	8,870	346
Hon Hai Precision Industry Co. , Ltd.	141,000	545	Bezeq The Israeli Telecommunication
Hua Hong Semiconductor, Ltd. (Þ)	231,000	313	Corp. , Ltd.	14,440	21

See accompanying notes which are an integral part of this quarterly report.

352 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
Centrais Eletricas Brasileiras SA(Æ)	208,741	904
Cia de Saneamento Basico do Estado de	11,551	124	Financial Services - 0.2%
Sao Paulo(Æ)			Bank of America Corp.		200		260
Cia de Saneamento de Minas	11,605	158	Itau Unibanco Holding SA		51,736		619
Gerais-COPASA(Æ)			Wells Fargo & Co.		300		398
Consolidated Edison, Inc.	879	73					1,277
Delek Energy Systems, Ltd.	199	110	Materials and Processing - 0.1%
Deutsche Telekom AG	7,435	136	Gerdau SA		123,086		421
Dominion Energy, Inc.	15,651	1,208
DTE Energy Co.	691	74	Technology - 0.1%
Duke Energy Corp.	1,865	159	Samsung Electronics Co. , Ltd.		189		326
Edison International	878	69
Electricite de France SA	74,584	757	Utilities - 0.0%
Enagas SA	4,024	114	Centrais Eletricas Brasileiras SA		6,352		34
Enbridge, Inc.	41,917	1,737
Encana Corp.	22,877	230	Total Preferred Stocks
Engie SA	15,403	248	(cost $2,098)				2,117
Entergy Corp.	634	49
Etablissements Maurel et Prom(Æ)	27,855	115	Options Purchased - 0.4%
Eversource Energy	14,978	911	(Number of Contracts)
Federal Grid PJSC	189,276,136	528	Fannie Mae Bonds
Freenet AG	4,034	136	Sep 2017 99.70 Call (1)	USD	47,000	(ÿ)	311
Gran Tierra Energy, Inc. (Æ)	23,722	56	S&P 500 Index
Great Plains Energy, Inc.	15,103	466	Aug 2017 2,419.89 Call (1)	USD	80,800	(ÿ)	1,814
Hydro One, Ltd. (Þ)	14,775	265	Swaptions
Kansai Electric Power Co. , Inc. (The)	10,300	138	(Fund Receives/Fund
KDDI Corp.	6,600	175	Pays)
			USD 3 Month LIBOR/USD
KT Corp.	6,662	207	1.968%
KT Corp. - ADR	18,057	328	Aug 2017 1.97 Call (1)	USD	1,293	(ÿ)	—
LG Uplus Corp.	7,349	109	USD 3 Month LIBOR/USD
Manx Telecom PLC	68,447	161	1.977%
MEG Energy Corp. Class A(Æ)	216,334	888	Sep 2017 1.98 Call (1)	USD	1,940	(ÿ)	3
MTN Group, Ltd.	59,860	539	USD 3 Month LIBOR/USD
National Grid PLC	182,066	2,250	1.995%
NextEra Energy, Inc.	9,443	1,380	Oct 2017 2.00 Call (1)	USD	1,940	(ÿ)	5
Nippon Telegraph & Telephone Corp.	2,300	112	USD 3 Month LIBOR/USD
NiSource, Inc.	13,296	346	2.015%

Osaka Gas Co. , Ltd.	129,000	517	Oct 2017 2.02 Call (1)	USD	1,940	(ÿ)	6
			USD 3 Month LIBOR/USD
PG&E Corp.	17,390	1,177	2.200%
Power Assets Holdings, Ltd.	92,500	918	Aug 2017 2.20 Call (1)	USD	1,724	(ÿ)	6
PPL Corp.	3,186	122	Total Options Purchased
RusHydro PJSC	48,332,819	620	(cost $1,519)				2,145
Scottish & Southern Energy PLC	9,716	177
Snam Rete Gas SpA	54,895	260	Short-Term Investments - 18.3%
Southern Co. (The)	2,708	130	Avaya, Inc. 1st Lien Term Loan B4
TDC A/S	5,184	32	8.724% due 01/23/18 (Ê)		250		257
TIM Participacoes SA - ADR	8,827	149	Brookdale Senior Living, Inc.
UGI Corp.	5,485	277	2.750% due 06/15/18		425		423
Verizon Communications, Inc.	5,670	274	IAS Operating Partnership LP
WEC Energy Group, Inc.	1,647	104	5.000% due 03/15/18 (Þ)		500		506
Xcel Energy, Inc.	23,730	1,123	Marfrig Holdings Europe BV
			Series REGS
		23,227	8.375% due 05/09/18		300		309
			PDL BioPharma, Inc.
Total Common Stocks			4.000% due 02/01/18		200		200
(cost $211,024)		226,013	Poland Government Bond
Preferred Stocks - 0.4%			Series 1017
Consumer Discretionary - 0.0%
Volkswagen AG	193	30	5.250% due 10/25/17	PLN	11,520		3,233
			Redwood Trust, Inc.
			4.625% due 04/15/18		675		683
Energy - 0.0%			Romania Government Bond
Helix Energy Solutions	30,000	29

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 353

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Principal		Fair
	Amount ($)			Value
		or Shares		$
Series 4YR
3.250% due 01/17/18	RON	4,800		1,261
Sprint Communications, Inc.
8.375% due 08/15/17		400		401
Starwood Property Trust, Inc.
3.750% due 10/15/17		520		522
Tesco PLC
Series REGS
5.500% due 11/15/17		350		353
U. S. Cash Management Fund		85,239,422	(8)	85,246
United States Treasury Bills
0.637% due 08/03/17 (ç)(~)		647		647
0.841% due 08/10/17 (~)		2,500		2,499
0.841% due 08/10/17 (ç)(~)		283		283
0.932% due 08/17/17 (~)		1,000		1,000
0.904% due 08/24/17 (ç)(~)		348		348
1.047% due 10/05/17 (~)		2,500		2,495
1.074% due 10/26/17 (~)		1,500		1,496
Total Short-Term Investments
(cost $100,616)				102,162
Total Investments 103.4%
(identified cost $557,700)				576,964

Other Assets and Liabilities,
Net - (3.4%)				(18,700)

Net Assets - 100.0%				558,264

See accompanying notes which are an integral part of this quarterly report.

354 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
Fluidigm Corp.	03/10/17	5,283	5.06	27	20
					20
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	29	EUR	3,027	08/17	29
Australia 10 Year Government Bond Futures	241	AUD	31,078	09/17	(400)
CAC40 Euro Index Futures	163	EUR	8,297	08/17	(223)
DAX Index Futures	24	EUR	7,266	09/17	(401)
EURO STOXX 50 Index Futures	152	EUR	5,239	09/17	(165)
FTSE 100 Index Futures	24	GBP	1,754	09/17	(13)
FTSE/MIB Index Futures	20	EUR	2,148	09/17	48
Hang Seng Index Futures	31	HKD	42,203	08/17	79
IBEX 35 Index Futures	28	EUR	2,940	08/17	(30)
MSCI Emerging Markets Mini Index Futures	73	SGD	2,690	08/17	4
MSCI Emerging Markets Mini Index Futures	28	USD	2,714	09/17	60
OMXS30 Index Futures	119	SEK	18,386	08/17	(94)
S&P Financial Select Sector Index Futures	34	USD	2,619	09/17	137
TOPIX Index Futures	6	JPY	97,170	09/17	10
United States 2 Year Treasury Note Futures	9	USD	1,947	09/17	(1)
United States 5 Year Treasury Note Futures	24	USD	2,835	09/17	2
United States 10 Year Treasury Note Futures	528	USD	66,470	09/17	(5)
United States Long Bond Futures	14	USD	2,142	09/17	10
United States Ultra Treasury Bond Futures	9	USD	1,363	09/17	(10)
Short Positions
Euro-Bobl Futures	2	EUR	272	09/17	—
Euro-Bund Futures	115	EUR	18,624	09/17	319
MSCI Emerging Markets Mini Index Futures	443	USD	23,579	09/17	(925)
Russell 1000 Mini Index Futures	42	USD	2,872	09/17	(21)
S&P 500 E-Mini Index Futures	867	USD	106,988	09/17	(1,666)
S&P Mid 400 E-Mini Index Futures	23	USD	4,048	09/17	(8)
S&P/TSX 60 Index Futures	25	CAD	4,447	09/17	38
SPI 200 Index Futures	33	AUD	4,670	09/17	41
United Kingdom Long Gilt Futures	134	GBP	16,887	09/17	301
United States 2 Year Treasury Note Futures	91	USD	19,687	09/17	6
United States 10 Year Treasury Note Futures	15	USD	1,888	09/17	3
United States Ultra Treasury Bond Futures	2	USD	329	09/17	(1)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(2,876)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 355

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	Put	1	99.70	USD	47,000	09/06/17	(157)
Swaptions
(Fund Receives/Fund Pays)
USD 2.302%/USD 3 Month LIBOR	Call	1	2.30	USD	862	08/25/17	(7)
USD 3 Month LIBOR/USD 2.538%	Put	1	2.54	USD	1,293	08/25/17	—
USD 3 Month LIBOR/USD 2.577%	Put	1	2.58	USD	1,940	09/29/17	(3)
USD 3 Month LIBOR/USD 2.600%	Put	1	2.60	USD	1,940	10/31/17	(5)
USD 3 Month LIBOR/USD 2.620%	Put	1	2.62	USD	1,940	10/27/17	(4)
Total Liability for Options Written (premiums received $256)							(176)

Transactions in options written contracts for the period ended July 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding March 7, 2017	—	$—
Opened	25	1,448
Closed	(16)	(1,129)
Expired	(3)	(63)
Outstanding July 31, 2017	6	$256

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	720	AUD	902	08/01/17	2
Bank of America	USD	—	CAD	1	08/02/17	—
Bank of America	USD	1	CAD	1	08/02/17	—
Bank of America	USD	11	CAD	13	08/02/17	—
Bank of America	USD	25	CAD	32	08/02/17	—
Bank of America	USD	41	CAD	51	08/02/17	—
Bank of America	USD	45	CAD	57	08/02/17	—
Bank of America	USD	47	CAD	59	08/02/17	—
Bank of America	USD	58	CAD	72	08/02/17	—
Bank of America	USD	59	CAD	73	08/02/17	—
Bank of America	USD	65	CAD	81	08/02/17	—
Bank of America	USD	69	CAD	86	08/02/17	—
Bank of America	USD	122	CAD	152	08/02/17	—
Bank of America	USD	127	CAD	159	08/02/17	—
Bank of America	USD	259	CAD	324	08/02/17	—
Bank of America	USD	427	CAD	563	09/20/17	25
Bank of America	USD	92	CHF	90	08/02/17	—
Bank of America	USD	935	CHF	898	09/20/17	(4)
Bank of America	USD	598	EUR	509	08/01/17	5
Bank of America	USD	336	EUR	286	08/25/17	2
Bank of America	USD	1,484	EUR	1,309	09/20/17	70
Bank of America	USD	349	GBP	266	08/01/17	2
Bank of America	USD	1,510	HKD	11,792	08/01/17	—
Bank of America	USD	112	HKD	872	08/02/17	—
Bank of America	USD	1,356	JPY	150,580	08/02/17	10
Bank of America	USD	11	JPY	1,178	08/03/17	—
Bank of America	USD	1,687	JPY	183,187	09/20/17	(21)
Bank of America	USD	46	MXN	814	08/02/17	—
Bank of America	USD	926	MXN	16,863	09/20/17	14
Bank of America	USD	213	PLN	771	08/01/17	2
Bank of America	USD	72	SEK	583	08/01/17	—
Bank of America	USD	173	SGD	235	08/02/17	—
Bank of America	USD	332	SGD	455	09/20/17	4
Bank of America	USD	301	TRY	1,063	08/01/17	1
Bank of America	AUD	1,833	USD	1,395	09/20/17	(71)

See accompanying notes which are an integral part of this quarterly report.

356 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	BRL	4,760	USD	1,426	09/20/17	(87)
Bank of America	CAD	105	USD	84	08/02/17	—
Bank of America	CNY	133,159	USD	19,473	09/20/17	(262)
Bank of America	DKK	1,420	USD	224	08/01/17	(2)
Bank of America	EUR	286	USD	336	08/01/17	(2)
Bank of America	GBP	1,313	USD	1,720	10/20/17	(17)
Bank of America	GBP	1,329	USD	1,741	10/20/17	(17)
Bank of America	KRW	126,653	USD	111	08/08/17	(3)
Bank of America	KRW	2,280,109	USD	2,001	08/08/17	(36)
Bank of America	RUB	182,360	USD	3,127	09/20/17	107
Bank of America	TWD	3,775	USD	124	08/08/17	(1)
Bank of America	TWD	52,658	USD	1,734	08/08/17	(10)
Bank of America	TWD	69,272	USD	2,296	09/20/17	(3)
Bank of America	ZAR	38	USD	3	08/02/17	—
Bank of Montreal	USD	784	AUD	983	08/08/17	2
Bank of Montreal	USD	5,729	AUD	7,229	08/23/17	53
Bank of Montreal	USD	1,022	CAD	1,274	08/08/17	(1)
Bank of Montreal	USD	810	CHF	785	08/08/17	2
Bank of Montreal	USD	3,652	EUR	3,112	08/08/17	33
Bank of Montreal	USD	1,758	GBP	1,339	08/08/17	10
Bank of Montreal	USD	1,037	HKD	8,099	08/08/17	—
Bank of Montreal	USD	2,564	JPY	283,362	08/08/17	7
Bank of Montreal	AUD	948	USD	728	08/08/17	(30)
Bank of Montreal	AUD	983	USD	784	09/08/17	(2)
Bank of Montreal	CAD	1,246	USD	961	08/08/17	(38)
Bank of Montreal	CAD	1,274	USD	1,023	09/08/17	1
Bank of Montreal	CHF	804	USD	841	08/08/17	9
Bank of Montreal	CHF	785	USD	811	09/08/17	(2)
Bank of Montreal	EUR	3,093	USD	3,535	08/08/17	(128)
Bank of Montreal	EUR	3,112	USD	3,657	09/08/17	(33)
Bank of Montreal	GBP	1,360	USD	1,767	08/08/17	(28)
Bank of Montreal	GBP	1,339	USD	1,759	09/08/17	(10)
Bank of Montreal	HKD	8,036	USD	1,031	08/08/17	2
Bank of Montreal	HKD	8,099	USD	1,038	09/08/17	—
Bank of Montreal	JPY	251,456	USD	2,248	08/08/17	(33)
Bank of Montreal	JPY	283,362	USD	2,567	09/08/17	(7)
Barclays	USD	262	EUR	230	08/25/17	10
Barclays	ZAR	3,953	USD	297	11/22/17	2
BNP Paribas	EUR	497	USD	567	08/25/17	(23)
Brown Brothers Harriman	USD	784	AUD	983	08/08/17	2
Brown Brothers Harriman	USD	1,022	CAD	1,274	08/08/17	—
Brown Brothers Harriman	USD	809	CHF	785	08/08/17	3
Brown Brothers Harriman	USD	3,651	EUR	3,112	08/08/17	34
Brown Brothers Harriman	USD	1,757	GBP	1,339	08/08/17	10
Brown Brothers Harriman	USD	1,037	HKD	8,099	08/08/17	—
Brown Brothers Harriman	USD	2,564	JPY	283,362	08/08/17	7
Brown Brothers Harriman	AUD	983	USD	784	09/08/17	(2)
Brown Brothers Harriman	CAD	1,274	USD	1,022	09/08/17	—
Brown Brothers Harriman	CHF	785	USD	811	09/08/17	(3)
Brown Brothers Harriman	EUR	3,112	USD	3,657	09/08/17	(34)
Brown Brothers Harriman	GBP	1,339	USD	1,759	09/08/17	(10)
Brown Brothers Harriman	HKD	8,099	USD	1,038	09/08/17	—
Brown Brothers Harriman	JPY	283,362	USD	2,568	09/08/17	(7)
Citibank	USD	427	CAD	563	09/20/17	25
Citibank	USD	935	CHF	898	09/20/17	(4)
Citibank	USD	1,484	EUR	1,309	09/20/17	70
Citibank	USD	3,063	JPY	342,272	08/23/17	44
Citibank	USD	1,686	JPY	183,187	09/20/17	(20)
Citibank	USD	927	MXN	16,863	09/20/17	13
Citibank	USD	5,614	NZD	7,635	08/23/17	118
Citibank	USD	332	SGD	455	09/20/17	4
Citibank	AUD	1,833	USD	1,395	09/20/17	(70)
Citibank	DKK	36,409	USD	5,679	08/23/17	(124)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 357

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	EUR	120	USD	140	08/25/17	(2)
Citibank	EUR	215	USD	251	08/25/17	(4)
Citibank	EUR	417	USD	487	08/25/17	(8)
Citibank	SEK	46,671	USD	5,663	08/23/17	(126)
Commonwealth Bank of Australia	USD	784	AUD	983	08/08/17	2
Commonwealth Bank of Australia	USD	1,023	CAD	1,274	08/08/17	(1)
Commonwealth Bank of Australia	USD	810	CHF	785	08/08/17	2
Commonwealth Bank of Australia	USD	3,651	EUR	3,112	08/08/17	34
Commonwealth Bank of Australia	USD	3,069	EUR	2,647	08/23/17	67
Commonwealth Bank of Australia	USD	6,599	EUR	5,690	08/23/17	144
Commonwealth Bank of Australia	USD	1,758	GBP	1,339	08/08/17	10
Commonwealth Bank of Australia	USD	1,037	HKD	8,099	08/08/17	—
Commonwealth Bank of Australia	USD	2,564	JPY	283,362	08/08/17	7
Commonwealth Bank of Australia	AUD	948	USD	728	08/08/17	(30)
Commonwealth Bank of Australia	AUD	983	USD	784	09/08/17	(2)
Commonwealth Bank of Australia	CAD	1,246	USD	961	08/08/17	(38)
Commonwealth Bank of Australia	CAD	1,274	USD	1,023	09/08/17	1
Commonwealth Bank of Australia	CHF	804	USD	841	08/08/17	9
Commonwealth Bank of Australia	CHF	785	USD	811	09/08/17	(2)
Commonwealth Bank of Australia	EUR	3,093	USD	3,535	08/08/17	(128)
Commonwealth Bank of Australia	EUR	3,112	USD	3,657	09/08/17	(34)
Commonwealth Bank of Australia	GBP	1,360	USD	1,767	08/08/17	(28)
Commonwealth Bank of Australia	GBP	1,339	USD	1,760	09/08/17	(10)
Commonwealth Bank of Australia	HKD	8,036	USD	1,031	08/08/17	2
Commonwealth Bank of Australia	HKD	8,099	USD	1,038	09/08/17	—
Commonwealth Bank of Australia	JPY	251,456	USD	2,248	08/08/17	(33)
Commonwealth Bank of Australia	JPY	283,362	USD	2,567	09/08/17	(7)
HSBC	USD	854	CNY	5,978	11/14/17	30
HSBC	USD	1,709	CNY	11,921	11/14/17	53
HSBC	USD	969	CZK	22,211	11/03/17	45
HSBC	USD	1,441	HKD	11,189	11/06/17	(5)
HSBC	USD	116	HUF	30,535	11/29/17	3
HSBC	USD	810	INR	52,885	11/06/17	4
HSBC	USD	100	MXN	1,777	10/16/17	(1)
HSBC	USD	1,621	MXN	29,852	10/16/17	36
HSBC	USD	161	PHP	8,078	11/20/17	(1)
HSBC	USD	84	ZAR	1,121	11/22/17	—
HSBC	COP	245,556	USD	83	11/24/17	2
HSBC	EUR	154	USD	176	10/17/17	(7)
HSBC	HKD	6,485	USD	834	11/06/17	4
HSBC	HUF	74,609	USD	283	11/29/17	(9)
HSBC	MXN	3,792	USD	206	10/16/17	(4)
HSBC	PLN	342	USD	92	10/17/17	(3)
HSBC	PLN	687	USD	184	10/17/17	(7)
HSBC	RON	351	USD	88	11/22/17	(4)
HSBC	ZAR	3,828	USD	288	11/22/17	2
JPMorgan Chase	USD	610	ARS	10,205	10/10/17	(55)
JPMorgan Chase	USD	264	CLP	178,860	10/30/17	11
JPMorgan Chase	USD	468	CLP	311,688	10/30/17	11
JPMorgan Chase	USD	471	CZK	11,469	11/03/17	53
JPMorgan Chase	USD	1,173	HKD	9,107	11/06/17	(4)
JPMorgan Chase	ARS	10,388	USD	660	10/10/17	94
JPMorgan Chase	ARS	11,048	USD	660	10/10/17	59
JPMorgan Chase	CNY	17,907	USD	2,601	11/14/17	(47)
JPMorgan Chase	EUR	300	USD	353	09/20/17	(3)
JPMorgan Chase	KRW	483,315	USD	434	11/17/17	1
JPMorgan Chase	TRY	561	USD	152	09/13/17	(5)
Morgan Stanley	USD	191	EUR	171	08/25/17	11
Morgan Stanley	CAD	872	USD	658	09/22/17	(42)
Morgan Stanley	EUR	140	USD	160	08/25/17	(6)
Morgan Stanley	EUR	199	USD	231	08/25/17	(5)
Morgan Stanley	EUR	223	USD	257	08/25/17	(7)
Morgan Stanley	EUR	628	USD	707	08/25/17	(38)

See accompanying notes which are an integral part of this quarterly report.

358 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Morgan Stanley	EUR	3,071	USD	3,473	08/25/17	(167)
Morgan Stanley	EUR	3,083	USD	3,481	08/25/17	(172)
National Australia Bank	AUD	948	USD	728	08/08/17	(30)
National Australia Bank	CAD	1,246	USD	961	08/08/17	(38)
National Australia Bank	CHF	804	USD	841	08/08/17	9
National Australia Bank	EUR	3,093	USD	3,535	08/08/17	(129)
National Australia Bank	GBP	1,360	USD	1,767	08/08/17	(28)
National Australia Bank	HKD	8,036	USD	1,031	08/08/17	2
National Australia Bank	JPY	251,456	USD	2,248	08/08/17	(33)
Royal Bank of Canada	USD	784	AUD	983	08/08/17	2
Royal Bank of Canada	USD	2,008	AUD	2,510	09/20/17	(1)
Royal Bank of Canada	USD	1,022	CAD	1,274	08/08/17	(1)
Royal Bank of Canada	USD	428	CAD	563	09/20/17	24
Royal Bank of Canada	USD	82	CHF	78	08/08/17	(1)
Royal Bank of Canada	USD	810	CHF	785	08/08/17	2
Royal Bank of Canada	USD	935	CHF	898	09/20/17	(4)
Royal Bank of Canada	USD	3,651	EUR	3,112	08/08/17	34
Royal Bank of Canada	USD	1,006	EUR	880	09/20/17	38
Royal Bank of Canada	USD	1,483	EUR	1,309	09/20/17	72
Royal Bank of Canada	USD	3,015	EUR	2,560	09/20/17	23
Royal Bank of Canada	USD	108	GBP	83	08/08/17	1
Royal Bank of Canada	USD	1,758	GBP	1,339	08/08/17	9
Royal Bank of Canada	USD	2,010	GBP	1,530	09/20/17	12
Royal Bank of Canada	USD	1,037	HKD	8,099	08/08/17	—
Royal Bank of Canada	USD	5,008	HKD	39,060	09/20/17	(1)
Royal Bank of Canada	USD	6,458	ILS	22,986	08/23/17	2
Royal Bank of Canada	USD	2,564	JPY	283,362	08/08/17	7
Royal Bank of Canada	USD	1,684	JPY	183,187	09/20/17	(18)
Royal Bank of Canada	USD	925	MXN	16,863	09/20/17	15
Royal Bank of Canada	USD	992	MXN	17,750	09/20/17	(3)
Royal Bank of Canada	USD	20	SEK	171	08/08/17	1
Royal Bank of Canada	USD	331	SGD	455	09/20/17	4
Royal Bank of Canada	AUD	141	USD	108	08/08/17	(4)
Royal Bank of Canada	AUD	948	USD	728	08/08/17	(30)
Royal Bank of Canada	AUD	983	USD	784	09/08/17	(2)
Royal Bank of Canada	AUD	1,833	USD	1,396	09/20/17	(69)
Royal Bank of Canada	CAD	110	USD	85	08/08/17	(3)
Royal Bank of Canada	CAD	1,246	USD	961	08/08/17	(38)
Royal Bank of Canada	CAD	1,274	USD	1,023	09/08/17	1
Royal Bank of Canada	CAD	1,300	USD	1,010	09/20/17	(34)
Royal Bank of Canada	CHF	804	USD	841	08/08/17	9
Royal Bank of Canada	CHF	785	USD	811	09/08/17	(2)
Royal Bank of Canada	EUR	74	USD	85	08/08/17	(3)
Royal Bank of Canada	EUR	3,093	USD	3,535	08/08/17	(127)
Royal Bank of Canada	EUR	3,112	USD	3,657	09/08/17	(34)
Royal Bank of Canada	GBP	1,360	USD	1,767	08/08/17	(28)
Royal Bank of Canada	GBP	1,339	USD	1,760	09/08/17	(10)
Royal Bank of Canada	HKD	255	USD	33	08/08/17	—
Royal Bank of Canada	HKD	8,036	USD	1,031	08/08/17	2
Royal Bank of Canada	HKD	8,099	USD	1,038	09/08/17	—
Royal Bank of Canada	ILS	10,691	USD	3,004	08/23/17	(1)
Royal Bank of Canada	JPY	127,625	USD	1,136	08/08/17	(22)
Royal Bank of Canada	JPY	251,456	USD	2,248	08/08/17	(33)
Royal Bank of Canada	JPY	283,362	USD	2,567	09/08/17	(7)
Royal Bank of Canada	JPY	56,600	USD	498	09/20/17	(17)
Royal Bank of Canada	JPY	554,880	USD	5,011	09/20/17	(33)
Royal Bank of Canada	SGD	262	USD	190	08/08/17	(3)
State Street	USD	46	AED	169	08/02/17	—
State Street	USD	122	AED	449	08/02/17	—
State Street	USD	54	AUD	67	09/08/17	—
State Street	USD	55	BRL	172	08/02/17	—
State Street	USD	59	BRL	186	08/02/17	—
State Street	USD	68	BRL	212	08/02/17	—

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 359

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	82	BRL	257	08/02/17	1
State Street	USD	90	BRL	283	08/02/17	1
State Street	USD	108	BRL	339	08/02/17	1
State Street	USD	147	BRL	460	08/02/17	1
State Street	USD	16	CAD	20	09/08/17	—
State Street	USD	428	CAD	563	09/20/17	24
State Street	USD	11	CAD	14	09/22/17	—
State Street	USD	936	CHF	898	09/20/17	(5)
State Street	USD	6,992	CNY	47,180	09/20/17	1
State Street	USD	45	EUR	39	08/25/17	2
State Street	USD	61	EUR	53	08/25/17	2
State Street	USD	338	EUR	300	09/20/17	18
State Street	USD	1,485	EUR	1,309	09/20/17	69
State Street	USD	3,053	GBP	2,334	08/23/17	28
State Street	USD	3,269	INR	212,040	09/20/17	16
State Street	USD	21	JPY	2,357	09/08/17	—
State Street	USD	1,687	JPY	183,187	09/20/17	(21)
State Street	USD	46	KRW	50,984	08/01/17	—
State Street	USD	46	KRW	51,645	08/01/17	—
State Street	USD	47	KRW	52,665	08/01/17	—
State Street	USD	62	KRW	69,161	08/01/17	—
State Street	USD	68	KRW	76,048	08/01/17	—
State Street	USD	83	KRW	92,556	08/01/17	—
State Street	USD	109	KRW	122,263	08/01/17	—
State Street	USD	124	KRW	138,859	08/01/17	—
State Street	USD	125	KRW	139,599	08/01/17	—
State Street	USD	131	KRW	147,196	08/01/17	—
State Street	USD	174	KRW	194,845	08/01/17	—
State Street	USD	219	KRW	244,798	08/01/17	—
State Street	USD	365	KRW	408,593	08/01/17	—
State Street	USD	2,142	KRW	2,406,762	08/08/17	9
State Street	USD	926	MXN	16,863	09/20/17	14
State Street	USD	999	MYR	4,280	09/20/17	(1)
State Street	USD	1,653	SEK	13,447	08/08/17	13
State Street	USD	6,545	SEK	54,240	08/23/17	181
State Street	USD	12	SEK	98	09/08/17	—
State Street	USD	1,542	SGD	2,092	08/08/17	2
State Street	USD	332	SGD	455	09/20/17	4
State Street	USD	1,868	TWD	56,433	08/08/17	1
State Street	AUD	8,402	USD	6,565	08/23/17	(155)
State Street	AUD	1,833	USD	1,397	09/20/17	(69)
State Street	CHF	34	USD	35	09/08/17	—
State Street	EUR	45	USD	53	09/08/17	—
State Street	EUR	200	USD	230	09/20/17	(7)
State Street	EUR	200	USD	229	09/20/17	(8)
State Street	EUR	6,000	USD	6,738	09/20/17	(383)
State Street	EUR	6,000	USD	6,738	09/20/17	(384)
State Street	GBP	93	USD	123	09/08/17	—
State Street	GBP	2,500	USD	3,200	09/20/17	(104)
State Street	GBP	2,500	USD	3,200	09/20/17	(104)
State Street	HKD	1,144	USD	147	09/08/17	—
State Street	INR	128,250	USD	1,990	09/20/17	3
State Street	JPY	735,885	USD	6,533	08/23/17	(148)
State Street	KRW	4,087	USD	4	09/08/17	—
State Street	KRW	2,406,762	USD	2,142	09/08/17	(9)
State Street	KRW	8,039,610	USD	7,187	09/20/17	—
State Street	NOK	24,924	USD	3,064	08/23/17	(108)
State Street	RUB	119,070	USD	1,982	09/20/17	10
State Street	SEK	13,618	USD	1,613	08/08/17	(75)
State Street	SEK	13,447	USD	1,656	09/08/17	(13)
State Street	SGD	1,830	USD	1,330	08/08/17	(20)
State Street	SGD	5	USD	4	09/08/17	—
State Street	SGD	2,092	USD	1,542	09/08/17	(2)

See accompanying notes which are an integral part of this quarterly report.

360 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
				Amount	Amount			(Depreciation)
Counterparty				Sold	Bought		Settlement Date	$
State Street			TWD	134	USD	4	09/08/17	—
State Street			TWD	56,433	USD	1,869	09/08/17	(3)
UBS			USD	144	BRL	477	08/02/17	9
UBS			USD	57	BRL	184	11/03/17	1
UBS			USD	88	CLP	58,497	10/30/17	2
UBS			USD	174	EUR	154	10/17/17	9
UBS			USD	112	IDR	1,521,241	11/24/17	—
UBS			USD	1,143	PLN	4,381	10/17/17	74
UBS			USD	45	RON	176	11/22/17	1
UBS			USD	56	RON	232	11/22/17	4
UBS			USD	96	RUB	5,713	11/20/17	(3)
UBS			USD	488	RUB	29,949	11/20/17	2
UBS			BRL	184	USD	58	08/02/17	(1)
UBS			BRL	292	USD	88	08/02/17	(6)
UBS			COP	2,578,775	USD	865	11/24/17	13
UBS			ILS	3,126	USD	880	11/29/17	(2)
UBS			KRW	483,315	USD	434	11/17/17	1
UBS			TRY	282	USD	79	09/13/17	—
UBS			TRY	378	USD	104	09/13/17	(2)
UBS			ZAR	1,666	USD	123	11/22/17	(1)
UBS			ZAR	3,183	USD	235	11/22/17	(2)
Westpac			CHF	2,921	USD	3,070	08/23/17	46
Westpac			CHF	5,403	USD	5,680	08/23/17	86
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								(2,293)

Interest Rate Swap Contracts

Amounts in thousands
							Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays			Date	$
Barclays	USD	3,777	Three Month LIBOR	1.583%			06/30/19	—
Barclays	USD	79,077	Three Month LIBOR	1.700%			09/20/19	(113)
Barclays	USD	12,308	Three Month LIBOR	1.900%			09/20/22	18
Barclays	USD	1,681	Three Month LIBOR	2.147%			06/27/27	14
Barclays	USD	1,130	Three Month LIBOR	2.317%			07/05/27	(8)
Barclays	USD	1,641	Three Month LIBOR	2.235%			07/05/27	1
Barclays	USD	1,971	Three Month LIBOR	2.312%			07/05/27	(13)
Barclays	USD	2,100	Three Month LIBOR	2.317%			07/07/27	(15)
Barclays	USD	2,619	2.342%	Three Month LIBOR			07/10/27	24
Barclays	USD	1,993	2.361%	Three Month LIBOR			07/11/27	22
Barclays	USD	2,958	2.282%	Three Month LIBOR			07/17/27	11
Barclays	USD	273	Three Month LIBOR	2.264%			07/19/27	(1)
Barclays	USD	927	2.263%	Three Month LIBOR			07/19/27	2
Barclays	USD	274	Three Month LIBOR	2.202%			07/20/27	1
Barclays	USD	638	Three Month LIBOR	2.216%			07/24/27	2
Barclays	USD	1,190	2.220%	Three Month LIBOR			07/25/27	(2)
Barclays	USD	1,256	Three Month LIBOR	2.211%			07/26/27	4
Barclays	USD	765	Three Month LIBOR	2.289%			07/27/27	(3)
Barclays	USD	275	Three Month LIBOR	2.274%			07/28/27	(1)
Barclays	USD	1,686	Three Month LIBOR	2.249%			08/02/27	—
Barclays	USD	86	Three Month LIBOR	2.363%			08/07/27	(1)
Barclays	USD	92	Three Month LIBOR	2.373%			08/09/27	(1)
Barclays	USD	254	2.275%	Three Month LIBOR			08/09/27	1
Barclays	USD	533	Three Month LIBOR	2.200%			09/20/27	3
Barclays	USD	414	Three Month LIBOR	2.278%			10/03/27	—
Barclays	USD	569	Three Month LIBOR	2.295%			11/02/27	—
Barclays	USD	2,526	2.450%	Three Month LIBOR			09/20/47	(60)
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $162 (å)								(115)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 361

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
AES Corporation	Goldman Sachs	1.791%	USD	350	5.000%	06/20/22	51
Ally Financial Inc.	Goldman Sachs	1.821%	USD	100	5.000%	06/20/22	14
Altice	Goldman Sachs	2.585%	EUR	500	5.000%	06/20/22	66
American Axle & Manufacturing, Inc.	Goldman Sachs	3.569%	USD	300	5.000%	06/20/22	19
Anglo American PLC	Goldman Sachs	1.373%	EUR	250	5.000%	12/20/22	56
ArcelorMittal	Goldman Sachs	0.526%	EUR	450	5.000%	06/20/19	45
Avis Budget Car Rental	Goldman Sachs	4.129%	USD	300	5.000%	12/20/22	12
Calpine	Goldman Sachs	4.285%	USD	300	5.000%	06/20/22	9
Canadian Natural Resources	Goldman Sachs	1.247%	USD	170	1.000%	12/20/22	(2)
Canadian Natural Resources	Goldman Sachs	1.611%	USD	170	1.000%	06/20/24	(6)
Canadian Natural Resources	Goldman Sachs	1.611%	USD	160	1.000%	06/20/24	(6)
Dell	Goldman Sachs	2.436%	USD	250	1.000%	06/20/22	(16)
Dell	Goldman Sachs	2.585%	USD	200	1.000%	06/20/22	(13)
Fiat S. p. A.	Goldman Sachs	2.611%	EUR	350	5.000%	12/20/22	50
Goodyear Tire & Rubber Co.	Goldman Sachs	2.611%	USD	300	5.000%	12/20/22	49
Intesa Sanpaolo	Citigroup	0.757%	EUR	285	1.000%	06/20/22	4
JCPenny Co.	Goldman Sachs	7.270%	USD	250	5.000%	12/20/22	(24)
Kroger Co.	Barclays	0.863%	USD	485	1.000%	06/20/22	(3)
L Brands, Inc.	Goldman Sachs	2.994%	USD	225	1.000%	06/20/24	(26)
NRG Energy	Goldman Sachs	2.782%	USD	270	5.000%	12/20/22	29
Simon Property Group, L. P.	Morgan Stanley	0.784%	USD	790	1.000%	06/20/22	8
Simon Property Group, L. P.	Goldman Sachs	2.994%	USD	150	1.000%	06/20/24	(17)
South Africa	JPMorgan Chase	1.817%	USD	340	(1.000%)	06/20/22	13
Stena AB	Goldman Sachs	4.905%	EUR	150	5.000%	06/20/20	—
Telecom Italia SPA	Goldman Sachs	0.321%	EUR	300	1.000%	06/20/19	5
UniCredit	Citigroup	0.828%	EUR	285	1.000%	06/20/22	3
Weatherford International Ltd.	Goldman Sachs	1.938%	EUR	200	5.000%	12/20/22	37
Weatherford International Ltd.	Goldman Sachs	5.588%	USD	100	1.000%	12/20/22	(20)
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - $304							337
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Bank of America		USD	10,000	1.000%	06/20/22	(402)
CDX NA High Yield Index	Bank of America		USD	28,500	(5.000%)	06/20/22	(2,110)
CDX NA High Yield Index	Morgan Stanley		USD	600	(5.000%)	06/20/22	(44)
CDX NA Investment Grade Index	Bank of America		USD	28,000	1.000%	06/20/22	548
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($1,852)							(2,008)
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,548) (å)							(1,671)

See accompanying notes which are an integral part of this quarterly report.

362 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$1,001	$—	$—	$1,001
Corporate Bonds and Notes	—	38,236	—	—	38,236
Financial Services	—	1,044	—	—	1,044
International Debt	—	27,816	—	—	27,816
Loan Agreements	—	58,452	—	—	58,452
Mortgage-Backed Securities	—	65,715	763	—	66,478
Non-US Bonds	—	50,237	—	—	50,237
United States Government Treasuries	—	1,263	—	—	1,263
Common Stocks
Consumer Discretionary	19,294	12,006	—	—	31,300
Consumer Staples	5,811	4,865	—	—	10,676
Energy	7,670	4,275	—	—	11,945
Financial Services	35,470	23,078	—	—	58,548
Health Care	10,182	4,357	—	—	14,539
Materials and Processing	8,158	8,074	—	—	16,232
Producer Durables	8,849	18,589	—	—	27,438
Technology	20,443	11,665	—	—	32,108
Utilities	14,847	8,380	—	—	23,227
Preferred Stocks	1,732	385	—	—	2,117
Options Purchased	—	2,145	—	—	2,145
Short-Term Investments	—	16,916	—	85,246	102,162
Total Investments	132,456	358,499	763	85,246	576,964
Other Assets and Liabilities, Net

Other Financial Instruments
Assets
Futures Contracts	1,087	—	—	—	1,087
Foreign Currency Exchange Contracts	32	2,288	—	—	2,320
Interest Rate Swap Contracts	—	103	—	—	103
Credit Default Swap Contracts	—	1,018	—	—	1,018
A
Liabilities
Futures Contracts	(3,963)	—	—	—	(3,963)
Options Written	—	(176)	—	—	(176)
Foreign Currency Exchange Contracts	(4)	(4,609)	—	—	(4,613)
Interest Rate Swap Contracts	—	(218)	—	—	(218)
Credit Default Swap Contracts	—	(2,689)	—	—	(2,689)

Total Other Financial Instruments*	$(2,848)	$(4,283)	$—	$—	$(7,131)

See accompanying notes which are an integral part of this quarterly report.

Multi-Asset Growth Strategy Fund 363

Russell Investment Company
Multi-Asset Growth Strategy Fund

Consolidated Schedule of Investments, continued — July 31, 2017 (Unaudited)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

364 Multi-Asset Growth Strategy Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.4%			Vista Outdoor, Inc. (Æ)	4,298	99
Consumer Discretionary - 13.5%			Wal-Mart Stores, Inc. (§)	8,670	694
Advance Auto Parts, Inc.	343	38	Walt Disney Co. (The)(§)	7,763	853
Amazon. com, Inc. (§)(Æ)	1,715	1,694	Whirlpool Corp.	556	99
AMC Networks, Inc. Class A(Æ)	208	13	Williams-Sonoma, Inc.	266	12
AutoNation, Inc. (Æ)	793	34	Wyndham Worldwide Corp.	1,531	160
Best Buy Co. , Inc.	2,196	128	Wynn Resorts, Ltd.	346	45
CarMax, Inc. (Æ)	2,143	142			13,179
Comcast Corp. Class A(§)	27,732	1,122
Costco Wholesale Corp.	2,784	441	Consumer Staples - 6.7%
Dick's Sporting Goods, Inc.	336	13	Altria Group, Inc. (§)	13,411	871
Dillard's, Inc. Class A	3,098	229	Bunge, Ltd.	647	51
Dollar General Corp.	2,083	157	Campbell Soup Co.	2,795	148
DR Horton, Inc.	2,712	97	Coca-Cola Co. (The)(§)	16,883	774
eBay, Inc. (Æ)	5,552	198	Colgate-Palmolive Co.	3,866	279
Expedia, Inc.	525	82	Constellation Brands, Inc. Class A	748	145
Fitbit, Inc. Class A(Æ)	11,794	61	CVS Health Corp.	6,712	536
Ford Motor Co.	21,357	240	Herbalife, Ltd. (Æ)	359	24
Fortune Brands Home & Security, Inc.	621	41	Hormel Foods Corp.	4,652	159
GameStop Corp. Class A	6,563	142	Kimberly-Clark Corp.	2,584	318
Gap, Inc. (The)	3,571	85	Kraft Heinz Co. (The)	3,305	289
Gentex Corp.	3,254	55	Molson Coors Brewing Co. Class B	1,487	132
Goodyear Tire & Rubber Co. (The)	2,724	86	Mondelez International, Inc. Class A	9,898	436
Graham Holdings Co. Class B	55	33	Nu Skin Enterprises, Inc. Class A	284	18
H&R Block, Inc.	2,631	80	PepsiCo, Inc. (§)	8,615	1,005
Harley-Davidson, Inc.	968	47	Procter & Gamble Co. (The)(§)	11,638	1,057
Hasbro, Inc.	1,340	142	Safeway, Inc. (Æ)	4,648	2
Home Depot, Inc. (The)(§)	8,279	1,239	Sprouts Farmers Market, Inc. (Æ)	2,538	61
Interpublic Group of Cos. , Inc. (The)	1,780	38	Tyson Foods, Inc. Class A	2,568	163
Kohl's Corp.	1,853	77			6,468
Lear Corp.	1,030	153
Leggett & Platt, Inc.	680	33	Energy - 5.0%
Lennar Corp. Class A	954	50	Anadarko Petroleum Corp.	3,294	150
Liberty Interactive Corp. Class A(Æ)	1,594	38	Andeavor(Æ)	1,113	111
Macy's, Inc.	1,319	31	Apache Corp.	2,959	146
Madison Square Garden Co. (The) Class A(Æ)	107	24	Chesapeake Energy Corp. (Æ)	4,080	20
McDonald's Corp.	5,682	881	Chevron Corp. (§)	9,365	1,023
Michael Kors Holdings, Ltd. (Æ)	852	31	ConocoPhillips	8,741	397
Murphy USA, Inc. (Æ)	1,379	104	EQT Corp.	2,257	144
Netflix, Inc. (Æ)	1,867	339	Exxon Mobil Corp. (§)	19,040	1,524
Newell Rubbermaid, Inc.	1,942	102	First Solar, Inc. (Æ)	501	25
News Corp. Class A	2,507	36	Halliburton Co.	4,069	173
Nike, Inc. Class B	8,514	503	Helmerich & Payne, Inc.	1,227	62
Penske Automotive Group, Inc.	414	18	HollyFrontier Corp.	948	27
PulteGroup, Inc.	2,943	72	Noble Corp. PLC(Æ)	1,228	5
PVH Corp.	797	95	Occidental Petroleum Corp.	4,488	278
Sally Beauty Holdings, Inc. (Æ)	936	19	Rowan Cos. PLC Class A(Æ)	5,590	65
Scripps Networks Interactive, Inc. Class A	597	52	Schlumberger, Ltd. (§)	6,051	415
Signet Jewelers, Ltd.	633	39	SM Energy Co.	785	14
Skechers U. S. A. , Inc. Class A(Æ)	972	27	Southwestern Energy Co. (Æ)	2,804	16
Staples, Inc.	2,745	28	Transocean, Ltd. (Æ)	5,725	49
Starbucks Corp.	7,452	402	Valero Energy Corp.	1,969	136
TEGNA, Inc.	1,865	28	Williams Cos. , Inc. (The)	3,549	113
Thor Industries, Inc.	389	41			4,893
Tiffany & Co.	1,156	110
Time Warner, Inc.	4,934	505	Financial Services - 19.7%
TJX Cos. , Inc.	4,732	333	Affiliated Managers Group, Inc.	867	161
TripAdvisor, Inc. (Æ)	769	30	Alliance Data Systems Corp.	375	91
Twenty-First Century Fox, Inc. Class A	10,120	294	Ally Financial, Inc.	1,926	44
Urban Outfitters, Inc. (Æ)	2,305	45	American Express Co. (§)	6,880	586

See accompanying notes which are an integral part of this quarterly report.

Strategic Call Overwriting Fund 365

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
American International Group, Inc.	8,619	564	TD Ameritrade Holding Corp.	4,432	203
American National Insurance Co.	2,617	311	Torchmark Corp.	2,397	189
American Tower Corp. (ö)	1,802	246	Total System Services, Inc.	2,598	165
Apartment Investment & Management Co.			Two Harbors Investment Corp. (ö)	7,585	75
Class A(ö)	2,311	105	Unum Group	5,074	254
Artisan Partners Asset Management, Inc.			US Bancorp	9,816	518
Class A	1,434	48	Visa, Inc. Class A(§)	8,122	809
Assurant, Inc.	1,255	132	Weingarten Realty Investors(ö)	1,406	46
Assured Guaranty, Ltd.	8,285	373	Wells Fargo & Co. (§)	25,452	1,373
Bank of America Corp. (§)	47,474	1,145	Weyerhaeuser Co. (ö)	3,853	127
Berkshire Hathaway, Inc. Class B(§)(Æ)	8,259	1,445	White Mountains Insurance Group, Ltd.	79	68
CBOE Holdings, Inc.	703	66	WR Berkley Corp.	1,829	126
CBRE Group, Inc. Class A(Æ)	2,909	111	XL Group, Ltd.	3,586	159
Chimera Investment Corp. (ö)	445	8	Zions Bancorporation	4,152	188
Cincinnati Financial Corp.	3,142	239			19,119
Citigroup, Inc. (§)	12,560	860
Comerica, Inc.	912	66	Health Care - 12.0%
CoreCivic, Inc. (Æ)	2,201	61	Abbott Laboratories(§)	7,702	379
Credit Acceptance Corp. (Æ)	340	85	AbbVie, Inc. (§)	7,068	494
Crown Castle International Corp. (ö)	1,569	158	Acadia Healthcare Co. , Inc. (Æ)	954	50
DDR Corp. (ö)	3,346	34	Aetna, Inc.	2,474	382
Duke Realty Corp. (ö)	4,212	120	Allscripts Healthcare Solutions, Inc. (Æ)	7,529	93
E*Trade Financial Corp. (Æ)	4,055	166	Amgen, Inc. (§)	3,207	560
Eaton Vance Corp.	3,867	190	Baxter International, Inc.	3,771	228
Equifax, Inc.	652	95	Biogen, Inc. (Æ)	946	274
Federal Realty Investment Trust(ö)	676	90	Bioverativ, Inc. (Æ)	616	38
Federated Investors, Inc. Class B	2,001	58	Bristol-Myers Squibb Co.	8,156	464
Fidelity National Information Services, Inc.	1,695	155	Bruker Corp.	746	21
First Hawaiian, Inc.	4,166	123	Centene Corp. (Æ)	723	57
FNF Group	4,299	210	Cigna Corp.	1,117	194
Goldman Sachs Group, Inc. (The)	2,470	557	Dentsply Sirona, Inc.	2,613	162
Huntington Bancshares, Inc.	11,657	154	DexCom, Inc. (Æ)	534	36
Intercontinental Exchange, Inc.	2,570	171	Eli Lilly & Co.	5,710	472
JPMorgan Chase & Co. (§)	17,526	1,609	Envision Healthcare Corp. (Æ)	350	20
Kilroy Realty Corp. (ö)	1,430	99	Express Scripts Holding Co. (Æ)	4,536	284
Lamar Advertising Co. Class A(ö)	451	32	Gilead Sciences, Inc. (§)	5,828	443
Legg Mason, Inc.	2,165	87	HCA Healthcare, Inc. (Æ)	1,896	152
Leucadia National Corp.	2,584	67	Henry Schein, Inc. (Æ)	1,290	235
Lincoln National Corp.	2,048	150	Hill-Rom Holdings, Inc.	428	32
Macerich Co. (The)(ö)	665	38	Humana, Inc.	649	150
MarketAxess Holdings, Inc.	102	21	IDEXX Laboratories, Inc. (Æ)	1,224	204
MasterCard, Inc. Class A	6,458	825	Johnson & Johnson(§)	11,833	1,570
MetLife, Inc.	6,203	341	LifePoint Health, Inc. (Æ)	2,436	145
Morningstar, Inc.	801	66	Mallinckrodt PLC(Æ)	560	26
Nasdaq, Inc.	2,333	174	MEDNAX, Inc. (Æ)	494	23
Navient Corp.	7,908	117	Medtronic PLC	7,884	662
Old Republic International Corp.	1,160	23	Merck & Co. , Inc. (§)	13,645	872
OneMain Holdings, Inc. (Æ)	486	13	Patterson Cos. , Inc.	1,312	55
PayPal Holdings, Inc. (Æ)	5,552	325	PerkinElmer, Inc.	2,078	137
People's United Financial, Inc.	6,598	115	Pfizer, Inc. (§)	26,393	875
Popular, Inc.	7,334	309	Premier, Inc. Class A(Æ)	1,649	58
Public Storage(ö)	857	176	Regeneron Pharmaceuticals, Inc. (Æ)	412	202
Raymond James Financial, Inc.	1,908	159	ResMed, Inc.	905	70
Realty Income Corp. (ö)	1,064	61	United Therapeutics Corp. (Æ)	369	47
RenaissanceRe Holdings, Ltd.	1,137	167	UnitedHealth Group, Inc. (§)	6,346	1,217
Santander Consumer USA Holdings, Inc. (Æ)	6,113	78	Universal Health Services, Inc. Class B	390	43
SBA Communications Corp. (Æ)(ö)	1,097	151	Varex Imaging Corp. (Æ)	514	16
SEI Investments Co.	2,715	153	Varian Medical Systems, Inc. (Æ)	1,286	125
Simon Property Group, Inc. (ö)	2,224	352
SL Green Realty Corp. (ö)	803	83

See accompanying notes which are an integral part of this quarterly report.

366 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WellCare Health Plans, Inc. (Æ)	586	104	Orbital ATK, Inc.	737	75
		11,671	Oshkosh Corp.	1,097	76
			Pitney Bowes, Inc.	2,023	32
Materials and Processing - 3.5%			Quanta Services, Inc. (Æ)	3,211	108
Albemarle Corp.	1,165	135	Robert Half International, Inc.	1,651	75
Ball Corp.	2,894	121	Rockwell Collins, Inc.	1,531	163
Bemis Co. , Inc.	1,486	63	Ryder System, Inc.	494	36
Cabot Corp.	555	30	Snap-on, Inc.	769	119
Domtar Corp.	3,921	153	Southwest Airlines Co.	2,791	155
Dow Chemical Co. (The)	6,661	428	Spirit Airlines, Inc. (Æ)	2,505	97
EI du Pont de Nemours & Co.	5,336	439	Square, Inc. Class A(Æ)	1,552	41
FMC Corp.	1,114	85	Stericycle, Inc. (Æ)	773	60
Freeport-McMoRan, Inc. (Æ)	6,395	93	Terex Corp.	1,361	54
Huntsman Corp.	1,323	35	Textron, Inc.	2,068	102
International Flavors & Fragrances, Inc.	520	69	TransDigm Group, Inc.	332	94
Masco Corp.	3,011	115	Trimble Navigation, Ltd. (Æ)	1,732	65
Monsanto Co.	3,444	402	Trinity Industries, Inc.	6,581	180
Newmont Mining Corp.	2,293	85	Union Pacific Corp. (§)	6,272	646
Owens Corning	3,565	239	United Continental Holdings, Inc. (Æ)	1,529	104
Owens-Illinois, Inc. (Æ)	1,379	33	United Parcel Service, Inc. Class B	5,059	558
Packaging Corp. of America	995	109	United Technologies Corp.	5,341	633
Platform Specialty Products Corp. (Æ)	1,793	25	Waters Corp. (Æ)	1,344	233
Praxair, Inc.	1,988	259	WESCO International, Inc. (Æ)	1,491	76
Reliance Steel & Aluminum Co.	589	43	Xylem, Inc.	2,411	137
Royal Gold, Inc.	1,227	106			10,635
Sealed Air Corp.	2,145	93
USG Corp. (Æ)	1,916	52	Technology - 18.4%
Vulcan Materials Co.	817	101	Akamai Technologies, Inc. (Æ)	1,200	57
WestRock Co.	1,507	87	Alphabet, Inc. Class A(§)(Æ)	1,288	1,218
		3,400	Alphabet, Inc. Class C(§)(Æ)	1,305	1,214
			Analog Devices, Inc.	991	78
Producer Durables - 10.9%			Ansys, Inc. (Æ)	309	40
3M Co. (§)	4,270	859	Apple, Inc. (§)	23,192	3,449
Accenture PLC Class A	3,500	451	Avnet, Inc.	1,478	57
AECOM(Æ)	197	6	Broadcom, Ltd.	1,728	426
AGCO Corp.	898	65	Brocade Communications Systems, Inc.	1,329	17
Air Lease Corp. Class A	479	19	Cadence Design Systems, Inc. (Æ)	4,432	164
Allison Transmission Holdings, Inc. Class A	500	19	Cars. com, Inc. (Æ)	621	15
Ametek, Inc.	1,190	73	Cisco Systems, Inc. (§)	26,614	837
Avery Dennison Corp.	1,187	110	CSRA, Inc.	949	31
Boeing Co. (The)(§)	4,507	1,093	Dolby Laboratories, Inc. Class A	2,834	147
Booz Allen Hamilton Holding Corp. Class A	1,211	42	DXC Technology Co.	1,788	140
Caterpillar, Inc.	4,132	471	EchoStar Corp. Class A(Æ)	2,962	180
Chicago Bridge & Iron Co.	2,045	38	Electronic Arts, Inc. (Æ)	3,031	354
Cintas Corp.	713	96	Facebook, Inc. Class A(§)(Æ)	10,181	1,723
Copa Holdings, SA Class A	729	91	Harris Corp.	882	101
Delta Air Lines, Inc.	3,588	177	Hewlett Packard Enterprise Co.	9,771	171
Emerson Electric Co.	5,760	343	HP, Inc.	9,771	187
Flir Systems, Inc.	1,971	74	Inovalon Holdings, Inc. Class A(Æ)	6,491	82
Flowserve Corp.	2,221	91	Intel Corp. (§)	20,612	731
General Electric Co. (§)	38,476	985	International Business Machines Corp. (§)	3,758	544
Honeywell International, Inc.	3,831	521	Lam Research Corp.	1,621	258
IDEX Corp.	1,808	211	Leidos Holdings, Inc.	900	48
Jacobs Engineering Group, Inc.	2,018	106	Liberty Interactive Corp. (Æ)	135	8
JetBlue Airways Corp. (Æ)	2,678	59	Marvell Technology Group, Ltd.	1,954	30
KBR, Inc.	10,626	159	Maxim Integrated Products, Inc.	1,820	83
Kirby Corp. (Æ)	352	21	Microchip Technology, Inc.	2,564	205
L3 Technologies, Inc.	1,344	235	Micron Technology, Inc. (Æ)	7,807	219
LSC Communications, Inc.	4,111	88	Microsoft Corp. (§)	33,818	2,459
Mettler-Toledo International, Inc. (Æ)	372	213	NVIDIA Corp.	2,344	381

See accompanying notes which are an integral part of this quarterly report.

Strategic Call Overwriting Fund 367

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)						Amounts in thousands (except share amounts)
	Principal			Fair		Principal	Fair
	Amount ($) or			Value		Amount ($) or	Value
	Shares			$		Shares	$
Oracle Corp. (§)		18,056		901
QUALCOMM, Inc. (§)		9,016		480		Total Investments 100.5%
Skyworks Solutions, Inc.		909		95		(identified cost $61,678)	97,808
Tableau Software, Inc. Class A(Æ)		330		21
Teradyne, Inc.		2,531		88		Other Assets and Liabilities, Net
Texas Instruments, Inc.		5,066		412	-	(0.5%)	(498)
Twilio, Inc. Class A(Æ)		1,401		41		Net Assets - 100.0%	97,310
VeriSign, Inc. (Æ)		1,322		134
VMware, Inc. Class A(Æ)		362		34
Yelp, Inc. Class A(Æ)		592		19
				17,879

Utilities - 4.7%
Ameren Corp.		3,981		223
American Electric Power Co. , Inc.		4,308		304
AT&T, Inc. (§)		26,709		1,042
Avangrid, Inc.		2,388		109
Calpine Corp. (Æ)		2,233		32
CMS Energy Corp.		5,891		273
Duke Energy Corp.		5,607		477
Exelon Corp.		6,807		261
FirstEnergy Corp.		1,801		58
Forontier Communications Corp.		525		8
Hawaiian Electric Industries, Inc.		5,134		169
MDU Resources Group, Inc.		734		19
NiSource, Inc.		4,424		115
NRG Energy, Inc.		5,010		123
OGE Energy Corp.		508		18
Pinnacle West Capital Corp.		2,359		205
SCANA Corp.		2,626		169
Verizon Communications, Inc. (§)		18,621		901
Westar Energy, Inc. Class A		1,532		78
				4,584

Total Common Stocks
(cost $55,722)				91,828

Options Purchased - 0.4%
(Number of Contracts)
SPX Volatility Index
Sep 2017 16.00 Call (99)	USD	158	(ÿ)	8
Sep 2017 17.00 Call (66)	USD	112	(ÿ)	5
Sep 2017 21.00 Call (198)	USD	416	(ÿ)	9
Oct 2017 17.00 Call (66)	USD	112	(ÿ)	7
Oct 2017 18.00 Call (99)	USD	178	(ÿ)	9
Oct 2017 22.00 Call (198)	USD	436	(ÿ)	12
Nov 2017 18.00 Call (66)	USD	119	(ÿ)	8
Nov 2017 23.00 Call (198)	USD	455	(ÿ)	13
Aug 2017 13.00 Put (99)	USD	129	(ÿ)	21
Aug 2017 14.00 Put (132)	USD	185	(ÿ)	41
Aug 2017 17.00 Put (198)	USD	337	(ÿ)	117
Sep 2017 13.00 Put (99)	USD	129	(ÿ)	17
Sep 2017 14.00 Put (66)	USD	92	(ÿ)	17
Sep 2017 15.00 Put (66)	USD	99	(ÿ)	22
Sep 2017 17.00 Put (198)	USD	337	(ÿ)	103
Oct 2017 14.00 Put (132)	USD	185	(ÿ)	31
Total Options Purchased
(cost $416)				440

Short-Term Investments - 5.7%
U. S. Cash Management Fund		5,539,759	(8)	5,540
Total Short-Term Investments
(cost $5,540)				5,540

See accompanying notes which are an integral part of this quarterly report.

368 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	41	USD	5,059	09/17	76
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					76

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Call	70	2,470.00	USD	17,290	08/04/17	(53)
S&P 500 Index	Call	30	2,495.00	USD	7,485	08/11/17	(5)
S&P 500 Index	Call	40	2,505.00	USD	10,020	08/11/17	(3)
S&P 500 Index	Call	40	2,515.00	USD	10,060	08/11/17	(7)
S&P 500 Index	Call	130	2,470.00	USD	32,110	08/18/17	(187)
SPX Volatility Index	Put	198	12.00	USD	238	08/16/17	(26)
SPX Volatility Index	Put	198	12.00	USD	238	09/20/17	(20)
Total Liability for Options Written (premiums received $350)							(301)

Transactions in options written contracts for the period ended July 31, 2017 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2016				2,850	$1,329
Opened				15,876	8,138
Closed				(18,020)	(9,117)
Expired				—	—
Outstanding July 31, 2017				706	$350

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$13,179	$—	$—	$—	$13,179
Consumer Staples	6,466	—	2	—	6,468
Energy	4,893	—	—	—	4,893
Financial Services	19,119	—	—	—	19,119
Health Care	11,671	—	—	—	11,671
Materials and Processing	3,400	—	—	—	3,400
Producer Durables	10,635	—	—	—	10,635
Technology	17,879	—	—	—	17,879
Utilities	4,584	—	—	—	4,584
Options Purchased	440	—	—	—	440
Short-Term Investments	—	—	—	5,540	5,540
Total Investments	92,266	—	2	5,540	97,808

See accompanying notes which are an integral part of this quarterly report.

Strategic Call Overwriting Fund 369

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Other Financial Instruments
Assets
Futures Contracts	76	—	—	—	76
Liabilities
Options Written	(301)	—	—	—	(301)
Total Other Financial Instruments*	$(225)	$—	$—	$—	$(225)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

370 Strategic Call Overwriting Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.5%			Netflix, Inc. (Æ)	6,033	1,096
Consumer Discretionary - 13.6%			Newell Rubbermaid, Inc.	41,162	2,170
Advance Auto Parts, Inc.	9,449	1,058	News Corp. Class A	34,783	498
Amazon. com, Inc. (Æ)	12,709	12,554	Nielsen Holdings PLC	14,648	630
AMC Networks, Inc. Class A(Æ)	7,912	506	Nike, Inc. Class B	46,207	2,728
Aramark	11,949	476	Nordstrom, Inc.	10,410	506
AutoNation, Inc. (Æ)	11,276	478	NVR, Inc. (Æ)	413	1,078
AutoZone, Inc. (Æ)	1,633	881	Omnicom Group, Inc.	11,005	867
Bed Bath & Beyond, Inc.	23,168	693	O'Reilly Automotive, Inc. (Æ)	3,787	774
Best Buy Co. , Inc.	23,166	1,351	Penske Automotive Group, Inc.	10,932	476
BorgWarner, Inc.	14,489	677	Pool Corp.	4,578	495
Bright Horizons Family Solutions, Inc. (Æ)	6,090	481	Priceline Group, Inc. (The)(Æ)	2,007	4,071
Brunswick Corp.	8,048	456	PulteGroup, Inc.	45,422	1,109
Carnival Corp.	25,666	1,714	PVH Corp.	6,251	746
Carter's, Inc.	7,432	645	Ralph Lauren Corp. Class A	7,079	535
Charter Communications, Inc. Class A(Æ)	1,385	543	Ross Stores, Inc.	34,110	1,887
Coach, Inc.	15,531	732	Royal Caribbean Cruises, Ltd.	4,217	477
Comcast Corp. Class A	198,805	8,042	Scripps Networks Interactive, Inc. Class A	12,642	1,105
Costco Wholesale Corp.	22,531	3,571	Service Corp. International	14,209	493
Coty, Inc. Class A	29,316	600	Signet Jewelers, Ltd.	8,678	531
Dick's Sporting Goods, Inc.	13,749	513	Skechers U. S. A. , Inc. Class A(Æ)	17,001	478
Discovery Communications, Inc. Class A(Æ)	20,631	507	Staples, Inc.	48,828	496
Dollar General Corp.	21,619	1,625	Starbucks Corp.	49,541	2,674
Dollar Tree, Inc. (Æ)	19,991	1,441	Target Corp.	24,471	1,387
Domino's Pizza, Inc.	2,272	424	TEGNA, Inc.	32,939	488
DR Horton, Inc.	45,656	1,629	Thor Industries, Inc.	6,784	715
eBay, Inc. (Æ)	63,439	2,267	Tiffany & Co.	6,581	629
Estee Lauder Cos. , Inc. (The) Class A	6,095	603	Time Warner, Inc.	42,371	4,340
Foot Locker, Inc.	14,999	708	TJX Cos. , Inc.	37,377	2,628
Ford Motor Co.	155,230	1,742	Toll Brothers, Inc.	15,859	612
Fortune Brands Home & Security, Inc.	19,726	1,295	Tractor Supply Co.	14,129	793
GameStop Corp. Class A	23,317	506	Tupperware Brands Corp.	7,032	427
Gap, Inc. (The)	29,498	703	Twenty-First Century Fox, Inc. Class A	54,963	1,599
Garmin, Ltd.	23,466	1,178	Ulta Salon Cosmetics & Fragrance, Inc. (Æ)	3,022	759
General Motors Co.	51,330	1,847	VF Corp.	14,106	877
Gentex Corp.	32,427	552	Viacom, Inc. Class B	13,445	469
Genuine Parts Co.	21,480	1,824	Wal-Mart Stores, Inc.	84,063	6,724
Goodyear Tire & Rubber Co. (The)	23,044	726	Walt Disney Co. (The)	59,781	6,572
Graham Holdings Co. Class B	1,096	649	Whirlpool Corp.	2,534	451
H&R Block, Inc.	19,374	591	Williams-Sonoma, Inc.	10,958	509
Hanesbrands, Inc.	20,575	472	Wyndham Worldwide Corp.	5,457	570
Harley-Davidson, Inc.	10,041	489	Wynn Resorts, Ltd.	3,612	467
Home Depot, Inc. (The)	37,095	5,549	Yum China Holdings, Inc. (Æ)	30,994	1,109
Interpublic Group of Cos. , Inc. (The)	53,455	1,155	Yum! Brands, Inc.	19,025	1,436
Kohl's Corp.	14,307	592			138,888
Las Vegas Sands Corp.	7,770	479
Lear Corp.	10,803	1,601	Consumer Staples - 6.6%
Leggett & Platt, Inc.	13,230	637	Altria Group, Inc.	54,443	3,537
Lennar Corp. Class A	9,803	514	Archer-Daniels-Midland Co.	56,521	2,384
Liberty Broadband Corp. Class C(Æ)	6,806	675	British American Tobacco PLC - ADR	12,385	774
Liberty SiriusXM Group Class C(Æ)	11,745	540	Brown-Forman Corp. Class B - ADR	24,303	1,201
LKQ Corp. (Æ)	33,844	1,170	Bunge, Ltd.	7,738	607
Lowe's Cos. , Inc.	19,430	1,504	Church & Dwight Co. , Inc.	24,036	1,282
Lululemon Athletica, Inc. (Æ)	7,822	482	Clorox Co. (The)	3,664	489
Macy's, Inc.	21,670	515	Coca-Cola Co. (The)	112,244	5,145
Marriott International, Inc. Class A	6,913	720	Colgate-Palmolive Co.	10,510	759
McDonald's Corp.	24,631	3,821	Constellation Brands, Inc. Class A	10,001	1,934
Media General, Inc. (Æ)	1,092	2	CVS Health Corp.	32,760	2,618
Michael Kors Holdings, Ltd. (Æ)	14,930	544	Dr Pepper Snapple Group, Inc.	11,532	1,051
Mohawk Industries, Inc. (Æ)	4,652	1,158	Flowers Foods, Inc.	30,048	529

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 371

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
General Mills, Inc.	18,624	1,037	Athene Holding, Ltd. Class A(Æ)	9,684	489
Hain Celestial Group, Inc. (The)(Æ)	14,455	646	Axis Capital Holdings, Ltd.	18,427	1,190
Hershey Co. (The)	10,064	1,060	Bank of America Corp.	347,419	8,380
Hormel Foods Corp.	30,879	1,055	Bank of Hawaii Corp.	6,657	557
Ingredion, Inc.	7,299	900	Bank of New York Mellon Corp. (The)	40,003	2,121
JM Smucker Co. (The)	10,366	1,264	Bank of the Ozarks, Inc.	13,502	583
Kimberly-Clark Corp.	5,271	649	BB&T Corp.	35,076	1,660
Kraft Heinz Co. (The)	25,574	2,237	Berkshire Hathaway, Inc. Class B(Æ)	90,947	15,913
Kroger Co. (The)	51,898	1,273	BlackRock, Inc. Class A	4,086	1,743
McCormick & Co. , Inc.	12,332	1,175	Broadridge Financial Solutions, Inc.	6,438	488
Molson Coors Brewing Co. Class B	11,736	1,044	Brown & Brown, Inc.	11,362	507
Mondelez International, Inc. Class A	43,519	1,916	Camden Property Trust(ö)	5,439	488
Monster Beverage Corp. (Æ)	22,339	1,178	Capital One Financial Corp.	17,746	1,529
Nu Skin Enterprises, Inc. Class A	7,560	479	CBOE Holdings, Inc.	11,710	1,107
PepsiCo, Inc.	41,475	4,836	CBRE Group, Inc. Class A(Æ)	22,499	855
Philip Morris International, Inc.	41,655	4,862	Charles Schwab Corp. (The)	50,249	2,156
Pinnacle Foods, Inc.	7,923	470	Chimera Investment Corp. (ö)	25,787	485
Procter & Gamble Co. (The)	107,398	9,754	Chubb, Ltd.	27,905	4,087
Safeway, Inc. (Æ)	4,520	2	Cincinnati Financial Corp.	19,548	1,489
Seaboard Corp.	116	496	Citigroup, Inc.	92,354	6,322
Sysco Corp.	14,597	768	Citizens Financial Group, Inc.	27,007	947
Tyson Foods, Inc. Class A	29,657	1,879	CNA Financial Corp.	9,792	509
US Foods Holding Corp. (Æ)	17,224	485	Comerica, Inc.	15,655	1,132
Walgreens Boots Alliance, Inc.	62,102	5,010	Commerce Bancshares, Inc.	13,083	759
Whole Foods Market, Inc.	13,554	566	Crown Castle International Corp. (ö)	5,920	595
		67,351	Cullen/Frost Bankers, Inc.	6,759	614
			Discover Financial Services	14,088	859
Energy - 3.0%			E*Trade Financial Corp. (Æ)	26,396	1,082
Chevron Corp.	58,605	6,399	East West Bancorp, Inc.	21,435	1,221
Exxon Mobil Corp.	184,762	14,788	Eaton Vance Corp.	9,957	489
HollyFrontier Corp.	17,736	512	Equifax, Inc.	7,555	1,099
Marathon Petroleum Corp.	35,535	1,990	Equinix, Inc. (ö)	1,922	866
Phillips 66	42,473	3,557	Equity LifeStyle Properties, Inc. Class A(ö)	5,544	484
Pioneer Natural Resources Co.	3,025	493	Equity Residential(ö)	8,609	586
Schlumberger, Ltd.	7,283	500	Erie Indemnity Co. Class A	5,433	692
Valero Energy Corp.	24,539	1,692	Essex Property Trust, Inc. (ö)	2,072	542
World Fuel Services Corp.	12,437	402	Everest Re Group, Ltd.	9,031	2,370
		30,333	FactSet Research Systems, Inc.	3,862	646
			Fairfax Financial Holdings, Ltd.	1,615	769
Financial Services - 22.4%			Federated Investors, Inc. Class B	16,582	478
Affiliated Managers Group, Inc.	4,852	902	Fidelity National Information Services, Inc.	5,384	491
Aflac, Inc.	46,258	3,689	Fifth Third Bancorp	29,182	779
AGNC Investment Corp.	40,753	863	First American Financial Corp.	18,777	909
Alleghany Corp. (Æ)	1,425	874	Fiserv, Inc. (Æ)	5,693	732
Allstate Corp. (The)	43,464	3,955	FleetCor Technologies, Inc. (Æ)	3,286	500
American Express Co.	34,031	2,900	FNB Corp.	36,458	499
American Financial Group, Inc.	14,241	1,444	FNF Group	36,718	1,794
American Homes 4 Rent Class A(ö)	21,066	485	Franklin Resources, Inc.	52,736	2,361
American International Group, Inc.	17,050	1,116	Gaming and Leisure Properties, Inc. (ö)	12,866	488
American National Insurance Co.	4,088	486	Global Payments, Inc.	5,166	487
American Tower Corp. (ö)	9,746	1,329	Goldman Sachs Group, Inc. (The)	10,676	2,406
Ameriprise Financial, Inc.	10,736	1,555	Hanover Insurance Group, Inc. (The)	5,266	500
Annaly Capital Management, Inc. (ö)	88,762	1,068	Hartford Financial Services Group, Inc.	28,925	1,591
Aon PLC	13,856	1,914	Host Hotels & Resorts, Inc. (ö)	50,030	934
Arch Capital Group, Ltd. (Æ)	26,434	2,571	Hudson Pacific Properties, Inc. (ö)	15,057	493
Arthur J Gallagher & Co.	15,386	905	Huntington Bancshares, Inc.	45,852	608
Aspen Insurance Holdings, Ltd.	9,435	460	Intercontinental Exchange, Inc.	48,165	3,213
Associated Banc-Corp.	21,859	524	Invesco, Ltd.	21,921	762
Assurant, Inc.	10,949	1,153	Jack Henry & Associates, Inc.	11,839	1,271
Assured Guaranty, Ltd.	23,870	1,074	Jones Lang LaSalle, Inc.	3,707	472

See accompanying notes which are an integral part of this quarterly report.

372 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
JPMorgan Chase & Co.	147,059	13,500	Voya Financial, Inc.	13,578	533
KeyCorp	50,989	920	Wells Fargo & Co.	183,644	9,906
Lazard, Ltd. Class A	22,302	1,042	Western Alliance Bancorp(Æ)	11,313	570
Legg Mason, Inc.	12,035	481	White Mountains Insurance Group, Ltd.	913	789
Leucadia National Corp.	21,845	569	Willis Towers Watson PLC	4,761	709
Lincoln National Corp.	27,557	2,013	WR Berkley Corp.	21,901	1,510
Loews Corp.	20,092	978	XL Group, Ltd.	31,703	1,408
M&T Bank Corp.	10,213	1,666	Zions Bancorporation	15,394	698
Markel Corp. (Æ)	473	507			228,974
MarketAxess Holdings, Inc.	3,861	783
Marsh & McLennan Cos. , Inc.	30,181	2,353	Health Care - 12.4%
MasterCard, Inc. Class A	35,421	4,527	Abbott Laboratories	52,644	2,589
Medical Properties Trust, Inc. (ö)	36,987	480	AbbVie, Inc.	56,717	3,965
MetLife, Inc.	39,758	2,187	Abiomed, Inc. (Æ)	4,189	620
MFA Financial, Inc. (ö)	80,292	682	Aetna, Inc.	14,150	2,183
Moody's Corp.	9,927	1,307	Agilent Technologies, Inc.	26,559	1,588
Morgan Stanley	57,968	2,719	Alexion Pharmaceuticals, Inc. (Æ)	9,916	1,362
Morningstar, Inc.	6,056	500	Align Technology, Inc. (Æ)	8,764	1,466
MSCI, Inc. Class A	4,908	535	Allergan PLC(Æ)	6,246	1,576
Nasdaq, Inc.	10,855	807	Amgen, Inc.	30,385	5,302
Navient Corp.	34,313	506	Anthem, Inc.	16,324	3,040
New Residential Investment Corp. (ö)	30,359	516	AquaBounty Technologies, Inc. (Æ)	4,216	29
New York Community Bancorp, Inc.	42,043	552	Baxter International, Inc.	15,760	953
Northern Trust Corp.	9,826	860	Becton Dickinson and Co.	4,948	997
Old Republic International Corp.	27,710	544	Biogen, Inc. (Æ)	5,971	1,729
Omega Healthcare Investors, Inc. (ö)	14,473	457	Bioverativ, Inc. (Æ)	7,664	475
PacWest Bancorp	13,841	665	Bristol-Myers Squibb Co.	28,662	1,631
Park Hotels & Resorts, Inc. (ö)	18,195	490	Cardinal Health, Inc.	11,319	875
PayPal Holdings, Inc. (Æ)	53,953	3,159	Celgene Corp. (Æ)	14,872	2,014
People's United Financial, Inc.	27,672	483	Centene Corp. (Æ)	11,756	934
Pinnacle Financial Partners, Inc.	7,483	478	Cerner Corp. (Æ)	18,382	1,183
PNC Financial Services Group, Inc. (The)	19,560	2,519	Cigna Corp.	22,689	3,938
Principal Financial Group, Inc.	32,666	2,180	Cooper Cos. , Inc. (The)	3,483	849
ProAssurance Corp.	12,475	771	CR Bard, Inc.	5,883	1,886
Progressive Corp. (The)	95,722	4,511	DaVita HealthCare Partners, Inc. (Æ)	10,149	657
Prosperity Bancshares, Inc.	7,536	483	Dentsply Sirona, Inc.	11,444	710
Prudential Financial, Inc.	20,922	2,369	Edwards Lifesciences Corp. (Æ)	9,890	1,139
Public Storage(ö)	4,977	1,023	Eli Lilly & Co.	28,560	2,361
Raymond James Financial, Inc.	13,451	1,119	Exelixis, Inc. (Æ)	25,439	690
Regions Financial Corp.	65,563	957	Express Scripts Holding Co. (Æ)	25,058	1,570
Reinsurance Group of America, Inc. Class A	4,324	606	Gilead Sciences, Inc.	43,011	3,273
RenaissanceRe Holdings, Ltd.	10,066	1,479	HCA Healthcare, Inc. (Æ)	16,413	1,319
SBA Communications Corp. (Æ)(ö)	5,217	718	Henry Schein, Inc. (Æ)	6,221	1,134
SEI Investments Co.	13,451	760	Hologic, Inc. (Æ)	10,765	476
Signature Bank(Æ)	3,673	509	Humana, Inc.	7,313	1,691
Starwood Property Trust, Inc. (ö)	35,967	793	IDEXX Laboratories, Inc. (Æ)	2,909	484
State Street Corp.	22,766	2,122	Illumina, Inc. (Æ)	5,678	987
SunTrust Banks, Inc.	26,617	1,525	Incyte Corp. (Æ)	3,610	481
Synchrony Financial	25,252	766	Intuitive Surgical, Inc. (Æ)	2,589	2,429
Synovus Financial Corp.	11,151	485	Johnson & Johnson	120,888	16,044
T Rowe Price Group, Inc.	15,340	1,269	Laboratory Corp. of America Holdings(Æ)	7,745	1,231
TD Ameritrade Holding Corp.	15,796	722	LifePoint Health, Inc. (Æ)	7,414	440
Torchmark Corp.	29,958	2,366	McKesson Corp.	13,822	2,237
Total System Services, Inc.	7,869	499	MEDNAX, Inc. (Æ)	11,443	538
Travelers Cos. , Inc. (The)	29,042	3,720	Medtronic PLC	49,882	4,189
Two Harbors Investment Corp. (ö)	57,144	565	Merck & Co. , Inc.	109,524	6,996
Unum Group	21,232	1,064	Mylan NV(Æ)	12,371	482
US Bancorp	54,381	2,870	Patterson Cos. , Inc.	11,298	471
Validus Holdings, Ltd.	9,672	520	PerkinElmer, Inc.	6,969	459
Visa, Inc. Class A	68,807	6,850	Pfizer, Inc.	237,796	7,885

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 373

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Premier, Inc. Class A(Æ)	14,540	507	WestRock Co.	16,079	923
Quest Diagnostics, Inc.	5,635	610			30,293
Quintiles Transnational Holdings, Inc. (Æ)	5,315	481
Regeneron Pharmaceuticals, Inc. (Æ)	2,724	1,339	Producer Durables - 10.7%
ResMed, Inc.	7,502	579	3M Co.	21,878	4,401
Seattle Genetics, Inc. (Æ)	9,352	472	Accenture PLC Class A	22,769	2,933
Steris PLC	10,511	860	AGCO Corp.	6,747	487
Stryker Corp.	14,611	2,149	Alaska Air Group, Inc.	6,391	545
TESARO, Inc. (Æ)	3,671	469	Allegion PLC	6,025	490
Thermo Fisher Scientific, Inc.	12,157	2,134	Ametek, Inc.	21,701	1,336
United Therapeutics Corp. (Æ)	6,181	794	AO Smith Corp.	20,997	1,124
UnitedHealth Group, Inc.	46,706	8,959	Automatic Data Processing, Inc.	24,136	2,870
Universal Health Services, Inc. Class B	7,799	864	Avery Dennison Corp.	12,053	1,120
Varian Medical Systems, Inc. (Æ)	12,096	1,175	Boeing Co. (The)	11,013	2,670
Veeva Systems, Inc. Class A(Æ)	8,074	515	Booz Allen Hamilton Holding Corp. Class A	22,263	764
Vertex Pharmaceuticals, Inc. (Æ)	10,037	1,524	Carlisle Cos. , Inc.	10,032	979
WellCare Health Plans, Inc. (Æ)	2,946	521	CH Robinson Worldwide, Inc.	11,455	751
West Pharmaceutical Services, Inc.	8,060	715	Cintas Corp.	4,730	638
Zoetis, Inc. Class A	13,722	858	Copa Holdings SA Class A	6,490	814
		127,082	Copart, Inc. (Æ)	24,774	780
			Crane Co.	5,801	438
Materials and Processing - 3.0%			CSX Corp.	12,934	638
Acuity Brands, Inc.	2,650	537	Cummins, Inc.	19,391	3,256
Air Products & Chemicals, Inc.	6,708	954	Danaher Corp.	28,953	2,359
Arconic, Inc.	19,219	476	Deere & Co.	3,854	494
Ashland Global Holdings, Inc.	7,267	472	Delta Air Lines, Inc.	41,554	2,051
Ball Corp.	31,882	1,336	Donaldson Co. , Inc.	12,860	611
Bemis Co. , Inc.	11,262	477	Dover Corp.	17,054	1,433
Cabot Corp.	8,864	482	Eaton Corp. PLC	43,451	3,400
Crown Holdings, Inc. (Æ)	13,420	798	Emerson Electric Co.	24,284	1,448
Dow Chemical Co. (The)	63,831	4,101	Expeditors International of Washington, Inc.	14,209	837
Eastman Chemical Co.	8,159	678	FedEx Corp.	2,429	505
Ecolab, Inc.	3,642	480	Flir Systems, Inc.	19,927	744
EI du Pont de Nemours & Co.	8,967	737	Fortive Corp.	14,234	922
Fastenal Co.	13,184	566	General Dynamics Corp.	12,192	2,394
Graphic Packaging Holding Co.	35,290	465	General Electric Co.	259,486	6,645
Huntsman Corp.	18,133	483	Genpact, Ltd.	16,935	491
Ingersoll-Rand PLC	9,186	807	Graco, Inc.	4,662	541
International Flavors & Fragrances, Inc.	6,838	911	HEICO Corp.	7,413	596
Lennox International, Inc.	2,656	454	Honeywell International, Inc.	31,268	4,256
LyondellBasell Industries Class A	22,633	2,039	Hubbell, Inc. Class B	6,021	715
Monsanto Co.	8,736	1,021	Huntington Ingalls Industries, Inc.	4,081	841
NewMarket Corp.	1,046	481	IDEX Corp.	7,999	932
Nucor Corp.	26,268	1,515	IHS Markit, Ltd. (Æ)	22,110	1,031
Olin Corp.	15,505	457	Illinois Tool Works, Inc.	16,931	2,382
Owens Corning	11,305	758	Jacobs Engineering Group, Inc.	9,264	488
Owens-Illinois, Inc. (Æ)	19,624	469	JB Hunt Transport Services, Inc.	7,791	707
Packaging Corp. of America	4,427	485	JetBlue Airways Corp. (Æ)	20,663	453
PPG Industries, Inc.	9,542	1,004	Johnson Controls International PLC	26,283	1,024
Praxair, Inc.	5,525	719	Kansas City Southern	5,798	598
Reliance Steel & Aluminum Co.	7,336	531	Keysight Technologies, Inc. (Æ)	11,692	486
Sherwin-Williams Co. (The)	4,843	1,633	L3 Technologies, Inc.	2,744	480
Silgan Holdings, Inc.	15,232	462	Landstar System, Inc.	5,603	466
Sonoco Products Co.	10,799	524	Lincoln Electric Holdings, Inc.	6,205	541
Steel Dynamics, Inc.	17,302	613	Lockheed Martin Corp.	1,699	496
Valvoline, Inc.	20,930	474	ManpowerGroup, Inc.	12,328	1,321
Watsco, Inc.	3,209	484	McGraw Hill Financial, Inc.	3,558	547
Westlake Chemical Corp.	6,927	487	Middleby Corp. (Æ)	3,730	487
			MSC Industrial Direct Co. , Inc. Class A	6,843	487
			Nordson Corp.	5,488	697

See accompanying notes which are an integral part of this quarterly report.

374 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Northrop Grumman Corp.	10,463	2,753	Electronic Arts, Inc. (Æ)	22,312	2,605
Old Dominion Freight Line, Inc.	7,260	696	F5 Networks, Inc. (Æ)	5,314	642
Orbital ATK, Inc.	4,693	480	Facebook, Inc. Class A(Æ)	91,360	15,463
Oshkosh Corp.	7,501	517	Fortinet, Inc. (Æ)	13,397	494
PACCAR, Inc.	7,035	482	Gartner, Inc. (Æ)	3,777	485
Parker-Hannifin Corp.	4,662	774	Hewlett Packard Enterprise Co.	68,493	1,199
Paychex, Inc.	23,081	1,335	HP, Inc.	130,367	2,490
Quanta Services, Inc. (Æ)	18,512	624	Intel Corp.	248,887	8,828
Raytheon Co.	18,294	3,142	International Business Machines Corp.	31,604	4,572
Republic Services, Inc. Class A	7,978	512	Intuit, Inc.	3,618	496
Robert Half International, Inc.	17,853	808	IPG Photonics Corp. (Æ)	3,433	524
Rockwell Automation, Inc.	6,829	1,127	Jabil Circuit, Inc.	17,056	520
Rockwell Collins, Inc.	17,391	1,853	Juniper Networks, Inc.	56,047	1,567
Rollins, Inc.	12,749	553	Lam Research Corp.	12,401	1,977
Roper Technologies, Inc.	3,575	831	Liberty Expedia Holdings, Inc. Class A(Æ)	8,714	497
Snap-on, Inc.	9,973	1,538	Liberty Interactive Corp. (Æ)	8,646	524
Southwest Airlines Co.	35,463	1,969	LogMeIn, Inc.	4,353	507
Spirit AeroSystems Holdings, Inc. Class A	7,965	481	Marvell Technology Group, Ltd.	34,462	536
Spirit Airlines, Inc. (Æ)	9,668	376	Microchip Technology, Inc.	5,991	480
Square, Inc. Class A(Æ)	19,541	515	Micron Technology, Inc. (Æ)	21,383	601
Stanley Black & Decker, Inc.	8,613	1,212	Microsoft Corp.	294,931	21,441
Teledyne Technologies, Inc. (Æ)	3,563	486	Motorola Solutions, Inc.	12,090	1,096
Textron, Inc.	18,475	908	NetApp, Inc.	44,873	1,948
Union Pacific Corp.	22,534	2,320	NVIDIA Corp.	24,884	4,044
United Continental Holdings, Inc. (Æ)	13,689	927	NXP Semiconductors NV(Æ)	4,410	487
United Parcel Service, Inc. Class B	4,301	474	Oracle Corp.	104,514	5,218
United Rentals, Inc. (Æ)	6,944	826	Palo Alto Networks, Inc. (Æ)	3,492	460
United Technologies Corp.	42,165	5,000	QUALCOMM, Inc.	71,060	3,780
Wabtec Corp.	7,376	556	Red Hat, Inc. (Æ)	9,134	903
Waste Management, Inc.	7,226	543	Salesforce. com, Inc. (Æ)	9,416	855
Waters Corp. (Æ)	8,352	1,449	Skyworks Solutions, Inc.	12,827	1,345
WW Grainger, Inc.	6,706	1,118	Splunk, Inc. (Æ)	7,935	476
		109,125	Synopsys, Inc. (Æ)	16,591	1,270
			Teradyne, Inc.	15,363	531
Technology - 19.0%			Texas Instruments, Inc.	39,848	3,243
Activision Blizzard, Inc.	11,378	703	Tyler Technologies, Inc. (Æ)	2,876	494
Adobe Systems, Inc. (Æ)	24,033	3,521	Ultimate Software Group, Inc. (Æ)	2,334	527
Akamai Technologies, Inc. (Æ)	9,295	438	VMware, Inc. Class A(Æ)	9,265	859
Alphabet, Inc. Class A(Æ)	19,512	18,449	Western Digital Corp.	12,072	1,028
Alphabet, Inc. Class C(Æ)	11,462	10,665	Workday, Inc. Class A(Æ)	9,154	935
Amdocs, Ltd.	30,179	2,027	Xilinx, Inc.	13,694	866
Amphenol Corp. Class A	24,987	1,915			194,210
Analog Devices, Inc.	14,551	1,150
Ansys, Inc. (Æ)	6,819	883	Utilities - 3.8%
Apple, Inc.	237,442	35,315	AES Corp.	48,426	541
Applied Materials, Inc.	54,907	2,433	Alliant Energy Corp.	11,709	475
Arista Networks, Inc. (Æ)	3,384	505	Ameren Corp.	9,660	542
Arrow Electronics, Inc. (Æ)	16,809	1,366	American Electric Power Co. , Inc.	6,924	488
Avnet, Inc.	14,657	563	Andeavor(Æ)	8,480	844
Bio Techne Corp.	4,187	485	Aqua America, Inc.	14,386	480
Broadcom, Ltd.	3,891	960	AT&T, Inc.	236,293	9,216
CA, Inc.	34,863	1,082	Atmos Energy Corp.	5,619	488
Cadence Design Systems, Inc. (Æ)	17,256	637	Calpine Corp. (Æ)	35,316	508
Cisco Systems, Inc.	282,570	8,887	CenterPoint Energy, Inc.	19,917	562
Cognex Corp.	7,993	760	CenturyLink, Inc.	23,649	550
Cognizant Technology Solutions Corp. Class			CMS Energy Corp.	10,365	479
A	30,223	2,095	Consolidated Edison, Inc.	14,255	1,181
Coherent, Inc. (Æ)	2,221	589	Dominion Energy, Inc.	9,061	699
Corning, Inc.	52,423	1,528	DTE Energy Co.	6,189	663
DST Systems, Inc.	8,035	441	Duke Energy Corp.	7,099	604

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 375

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Select U.S. Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)

	Principal		Fair
	Amount ($) or		Value
	Shares		$
Edison International	6,141		483
Entergy Corp.	6,278		482
Eversource Energy	8,418		512
Exelon Corp.	46,705		1,791
FirstEnergy Corp.	30,481		973
Great Plains Energy, Inc.	17,440		538
Hawaiian Electric Industries, Inc.	17,307		571
NextEra Energy, Inc.	5,122		748
NiSource, Inc.	18,650		486
OGE Energy Corp.	13,679		491
PG&E Corp.	10,641		720
Pinnacle West Capital Corp.	5,554		482
Public Service Enterprise Group, Inc.	10,835		487
SCANA Corp.	10,943		704
Southern Co. (The)	38,106		1,826
T-Mobile US, Inc. (Æ)	7,742		477
UGI Corp.	17,747		896
Vectren Corp.	8,051		484
Verizon Communications, Inc.	124,938		6,047
WEC Energy Group, Inc.	7,647		482
Westar Energy, Inc. Class A	9,619		488
Xcel Energy, Inc.	10,218		483
			38,971

Total Common Stocks
(cost $844,540)			965,227

Short-Term Investments - 2.0%
U. S. Cash Management Fund	20,367,677	(8)	20,370
Total Short-Term Investments
(cost $20,370)			20,370

Total Investments 96.5%
(identified cost $864,910)			985,597

Other Assets and Liabilities, Net
- 3.5%			36,105
Net Assets - 100.0%			1,021,702

See accompanying notes which are an integral part of this quarterly report.

376 Select U.S. Equity Fund

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Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	376	USD	46,398	09/17	309
S&P Mid 400 E-Mini Index Futures	29	USD	5,104	09/17	8
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					317

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$138,286	$600	$2	$—	$138,888
Consumer Staples	67,349	—	2	—	67,351
Energy	30,333	—	—	—	30,333
Financial Services	228,974	—	—	—	228,974
Health Care	126,233	849	—	—	127,082
Materials and Processing	30,293	—	—	—	30,293
Producer Durables	107,907	1,218	—	—	109,125
Technology	192,682	1,528	—	—	194,210
Utilities	38,971	—	—	—	38,971
Short-Term Investments	—	—	—	20,370	20,370
Total Investments	961,028	4,195	4	20,370	985,597

Other Financial Instruments
Assets
Futures Contracts	317	—	—	—	317

Total Other Financial Instruments*	$317	$—	$—	$—	$317

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 377

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Select International Equity Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.8%			Tatts Group, Ltd.	23,372	75
Australia - 4.2%			Telstra Corp. , Ltd.	81,504	267
Adelaide Brighton, Ltd.	37,336	168	TPG Telecom, Ltd.	5	—
AGL Energy, Ltd.	34,099	657	Transurban Group - ADR(Æ)	64,725	592
Alumina, Ltd.	55,352	84	Treasury Wine Estates, Ltd.	62,501	610
Amcor, Ltd. Class A	10,507	129	Vicinity Centres(ö)	220,816	487
Ansell, Ltd. - GDR	8,273	146	Vocus Group, Ltd.	63,589	178
APA Group	36,205	250	Washington H Soul Pattinson & Co. , Ltd.	11,003	155
Aristocrat Leisure, Ltd.	36,524	592	Wesfarmers, Ltd. (Æ)	21,749	709
ASX, Ltd. - ADR	5,588	234	Westfield Corp. (ö)	36,317	224
AusNet Services(Æ)	30	—	Westpac Banking Corp.	94,236	2,408
Australia & New Zealand Banking			Woodside Petroleum, Ltd.	24,876	582
Group, Ltd. - ADR	99,719	2,369	Woolworths, Ltd.	14,237	304
Bank of Queensland, Ltd.	37,334	361			34,170
Bendigo & Adelaide Bank, Ltd.	71,383	636
BHP Billiton, Ltd. - ADR	97,316	2,021	Austria - 0.8%
Boral, Ltd.	52,748	293	ams AG(Æ)	1,076	78
Brambles, Ltd.	22,082	163	Andritz AG	2,532	155
Caltex Australia, Ltd.	13,568	338	Erste Group Bank AG(Æ)	37,975	1,579
Challenger, Ltd.	26,093	269	EVN AG	13,173	202
CIMIC Group, Ltd.	41	1	Immofinanz AG	32,751	80
Coca-Cola Amatil, Ltd.	10	—	Mayr Melnhof Karton AG	1,365	180
Cochlear, Ltd.	4,566	523	OMV AG	19,848	1,125
Commonwealth Bank of Australia - ADR	46,305	3,102	Raiffeisen Bank International AG(Æ)	16,347	483
Computershare, Ltd.	29,062	328	Strabag SE	11,953	531
Crown Resorts, Ltd.	13,352	136	Telekom Austria AG - ADR(Æ)	26,681	241
CSL, Ltd.	17,347	1,751	UNIQA Insurance Group AG	9,918	103
Dexus Property Group(Æ)(ö)	28,796	216	Verbund AG Class A	12,063	239
Domino's Pizza Enterprises, Ltd.	3,610	154	Vienna Insurance Group AG Wiener
Flight Centre, Ltd.	5,799	202	Versicherung Gruppe	5,552	168
Fortescue Metals Group, Ltd.	221,983	1,021	Voestalpine AG	18,914	958
Goodman Group(ö)	12,464	79			6,122
GPT Group (The)(ö)	75,931	292
Harvey Norman Holdings, Ltd. (Ñ)	71,745	251	Belgium - 1.0%
Healthscope, Ltd.	19	—	Ackermans & van Haaren NV	1,450	262
Iluka Resources, Ltd.	20,463	148	Ageas	15,818	713
Incitec Pivot, Ltd.	39,723	102	Anheuser-Busch InBev SA	21,239	2,559
LendLease Group	100,491	1,357	Bekaert SA	3,640	176
Macquarie Group, Ltd.	11,400	783	Cie d'Entreprises CFE	1,618	239
Magellan Financial Group, Ltd. - ADR	6,105	129	Colruyt SA	4,849	272
Mirvac Group(ö)	62,891	110	D'ieteren SA	4,604	218
National Australia Bank, Ltd. - ADR	111,576	2,679	Elia System Operator SA	5,096	299
Newcrest Mining, Ltd.	20,035	323	Galapagos NV(Æ)	1,097	87
Orica, Ltd.	17,962	286	Groupe Bruxelles Lambert SA	2,357	242
Origin Energy, Ltd. (Æ)	48,457	269	KBC Groep NV	18,031	1,494
Qantas Airways, Ltd.	105,118	447	Sofina SA	1,826	272
QBE Insurance Group, Ltd.	86,672	823	Solvay SA	6,500	933
Ramsay Health Care, Ltd.	3,644	206	Telenet Group Holding NV(Æ)	3,235	226
REA Group, Ltd.	2,694	149	UCB SA	3,565	260
Reece, Ltd.	3,952	134	Umicore SA	2,719	218
Rio Tinto, Ltd. - ADR	16,233	856			8,470
Santos, Ltd. (Æ)	41,442	113
Scentre Group(ö)	62,891	208	Canada - 6.4%
SEEK, Ltd.	11,022	151	Agnico Eagle Mines, Ltd.	11,549	539
Sonic Healthcare, Ltd.	5,673	101	Agrium, Inc.	3,078	308
South32, Ltd.	291,782	681	Alimentation Couche-Tard, Inc. Class B	10,253	486
Stockland(ö)	94,551	318	AltaGas, Ltd. - ADR	4,072	95
Suncorp Group, Ltd.	25,478	292	Amaya, Inc. (Æ)	4,943	88
Sydney Airport	13	—	Atco, Ltd. Class I	4,304	160
Tabcorp Holdings, Ltd.	44,240	148	Bank of Montreal	28,897	2,192
			Bank of Nova Scotia (The)	52,581	3,276

See accompanying notes which are an integral part of this quarterly report.

378 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Barrick Gold Corp.	10,046	170	RioCan Real Estate Investment Trust(ö)	12,390	239
BCE, Inc.	3,369	158	Ritchie Bros Auctioneers, Inc.	2,334	66
BlackBerry, Ltd. - ADR(Æ)	17,966	168	Rogers Communications, Inc. Class A	1,768	93
Bombardier, Inc. Class B(Æ)	49,413	99	Rogers Communications, Inc. Class B	8,995	468
Brookfield Asset Management, Inc.			Royal Bank of Canada - GDR	62,499	4,663
Class A	28,208	1,097	Saputo, Inc. - ADR	7,062	239
CAE, Inc.	14,419	244	Seven Generations Energy, Ltd. Class
Cameco Corp.	8,646	89	A(Æ)	9,901	172
Canadian Imperial Bank of Commerce	22,627	1,964	Shopify, Inc. Class A(Æ)	3,447	318
Canadian National Railway Co.	24,826	1,962	SNC-Lavalin Group, Inc.	2,462	108
Canadian Natural Resources, Ltd.	17,925	548	Stantec, Inc.	2,797	71
Canadian Pacific Railway, Ltd.	2,906	455	Sun Life Financial, Inc.	34,123	1,308
Canadian Tire Corp. , Ltd. Class A	5,759	657	Suncor Energy, Inc.	48,105	1,569
CCL Industries, Inc. Class B	8,116	389	Teck Resources, Ltd. Class B	42,428	921
Cenovus Energy, Inc.	71,696	602	TELUS Corp.	4,379	158
CGI Group, Inc. Class A(Æ)	5,691	300	TMX Group, Ltd.	1,664	88
CI Financial Corp.	9,296	203	Toronto Dominion Bank	79,616	4,104
Constellation Software, Inc.	605	326	Tourmaline Oil Corp. (Æ)	6,726	149
Crescent Point Energy Corp.	13,587	107	TransCanada Corp.	19,408	992
Detour Gold Corp. (Æ)	10,500	132	Trisura Group, Ltd. (Æ)	299	6
Dollarama, Inc.	6,810	666	Veresen, Inc.	10,028	146
Element Fleet Management Corp.	14,527	110	West Fraser Timber Co. , Ltd.	9,331	496
Enbridge Income Fund Holdings, Inc.	9,182	236	WestJet Airlines, Ltd.	7,905	158
Enbridge, Inc.	20,834	864	WSP Global, Inc.	5,611	228
Encana Corp.	20,196	203	Yamana Gold, Inc.	60,144	157
Fairfax Financial Holdings, Ltd.	3	1			51,862
First Quantum Minerals, Ltd.	28,803	318
Fortis, Inc.	5,944	217	Cayman Islands - 0.1%
Franco-Nevada Corp. Class T	8,044	583	AAC Technologies Holdings, Inc.	63,000	846
Genworth MI Canada, Inc. (Ñ)	5,562	162	China Mengniu Dairy Co. , Ltd. (Æ)	39,397	77
George Weston, Ltd.	850	74			923
Gildan Activewear, Inc. Class A	5,791	175
Goldcorp, Inc.	20,476	269	China - 0.0%
Great-West Lifeco, Inc.	28,608	816	Minth Group, Ltd.	38,000	175
H&R Real Estate Investment Trust(ö)	6,300	107	Tingyi Cayman Islands Holding Corp.	120,000	153
Home Capital Group, Inc. Class B	10,471	116			328

Hudson's Bay Co. - ADR(Ñ)	8,734	75	Denmark - 1.5%
Husky Energy, Inc. (Æ)	34,810	403	AP Moller - Maersk A/S Class B	555	1,214
IGM Financial, Inc.	3,278	110	Carlsberg A/S Class B	2,209	246
Imperial Oil, Ltd.	24,125	692	Chr Hansen Holding A/S	6,398	516
Industrial Alliance Insurance &			Coloplast A/S Class B	5,671	488
Financial Services, Inc.	9,177	426	Danske Bank A/S	52,700	2,137
Intact Financial Corp.	4,944	384	DSV A/S	14,151	914
International Petroleum Corp. (Æ)	2,077	7	FLSmidth & Co. A/S	3,690	226
Keyera Corp.	4,938	154	Genmab A/S(Æ)	1,679	381
Kinross Gold Corp. (Æ)	39,596	163	GN Store Nord A/S	9,991	304
Linamar Corp.	5,970	327	H Lundbeck A/S	3,820	230
Loblaw Cos. , Ltd.	10,243	558	ISS A/S	4,197	172
Lundin Mining Corp.	60,978	439	Jyske Bank A/S	10,792	677
Magna International, Inc. Class A	36,083	1,721	Novo Nordisk A/S Class B	30,681	1,311
Manulife Financial Corp.	151,033	3,111	Novozymes A/S Class B	7,231	334
Metro, Inc. Class A	11,822	400	Pandora A/S	6,890	794
National Bank of Canada	10,063	453	Rockwool International A/S Class B	419	95
Open Text Corp.	9,316	312	TDC A/S	82,260	508
Pembina Pipeline Corp.	18,103	617	Topdanmark A/S(Æ)	5,308	182
Potash Corp. of Saskatchewan, Inc.	25,984	465	Vestas Wind Systems A/S	12,261	1,199
Power Corp. of Canada	30,908	752	William Demant Holding A/S(Æ)	8,767	233
Power Financial Corp.	22,555	611			12,161
Progressive Waste Solutions, Ltd.	7,758	504
Restaurant Brands International, Inc.	8,888	530

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 379

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Finland - 1.2%			Havas SA	10,497	115
Amer Sports OYJ Class A(Æ)	9,438	254	Iliad SA	787	195
Cargotec OYJ Class B	2,754	168	Imerys SA	3,092	268
Elisa OYJ Class A	7,636	315	Ingenico Group SA	3,030	318
Fortum OYJ	31,664	518	Ipsen SA	3,088	396
Huhtamaki OYJ	5,881	228	Kering	4,525	1,583
Kesko OYJ Class B	4,935	250	Klepierre - GDR(ö)	2,580	105
Kone OYJ Class B	13,643	711	Korian SA Class B	2,927	97
Metso OYJ	7,041	224	Legrand SA - ADR	7,543	521
Neste OYJ	15,112	656	L'Oreal SA	5,632	1,168
Nokia OYJ	74,465	475	LVMH Moet Hennessy Louis Vuitton
Nokian Renkaat OYJ	4,317	176	SE - ADR	10,012	2,522
Orion OYJ Class A	4,659	236	Metropole Television SA	4,769	115
Orion OYJ Class B	8,103	410	Natixis SA	103,458	753
Outokumpu OYJ	53,936	454	Nexity SA(Æ)	3,690	198
Sampo OYJ Class A	12,903	707	Orange SA - ADR	84,574	1,424
Stora Enso OYJ Class R	91,481	1,224	Orpea	1,688	194
UPM-Kymmene OYJ	70,482	1,920	Pernod Ricard SA	3,900	541
Wartsila OYJ Abp Class B	10,460	695	Peugeot SA	33,991	733
		9,621	Plastic Omnium SA	4,629	178
			Publicis Groupe SA - ADR	4,224	320
France - 8.7%			Remy Cointreau SA	1,437	165
Aeroports de Paris	1,358	230	Renault SA	16,440	1,483
Air France-KLM(Æ)	17,000	229	Rexel SA Class H	24,292	384
Air Liquide SA Class A	7,614	935	Safran SA	11,772	1,113
Airbus Group SE	17,874	1,490	Sanofi - ADR	48,775	4,652
Alstom SA(Æ)	13,744	493	Sartorius Stedim Biotech	3,429	244
Altran Technologies SA	13,480	237	Schneider Electric SE(Æ)	23,456	1,839
Amundi SA(Þ)	5,349	414	SCOR SE - ADR	17,804	751
Arkema SA	11,994	1,366	SEB SA	2,895	515
Atos SE	9,086	1,381	SFR Group SA(Æ)	2,750	103
AXA SA	88,087	2,604	Societe BIC SA	2,208	259
BioMerieux	1,601	353	Societe Fonciere Lyonnaise SA(ö)	189	13
BNP Paribas SA	59,251	4,601	Societe Generale SA	40,359	2,371
Bollore SA	57,868	269	Sodexo SA	4,287	507
Bouygues SA - ADR	16,818	720	Somfy SA	1,218	115
Bureau Veritas SA	3,408	78	Sopra Steria Group	1,699	294
Capgemini SE	9,454	1,030	SPIE SA	4,803	135
Carrefour SA	40,968	985	Suez Environnement Co.	17,475	316
Casino Guichard Perrachon SA	5,622	343	Teleperformance - GDR	4,758	663
Christian Dior SE	3,566	1,016	Thales SA	3,932	436
Cie de Saint-Gobain	40,188	2,227	Total SA	103,772	5,270
CNP Assurances	20,761	501	UBISOFT Entertainment(Æ)	2,086	132
Credit Agricole SA	122,577	2,156	Unibail-Rodamco SE(ö)	2,733	684
Criteo SA - ADR(Æ)	1,913	97	Valeo SA	18,672	1,296
Danone SA	14,902	1,113	Veolia Environnement SA	20,395	460
Dassault Aviation SA	168	252	Vicat SA	2,207	161
Dassault Systemes	7,736	759	Vinci SA	16,578	1,486
Edenred	11,506	302	Vivendi SA - ADR	34,814	806
Eiffage SA	11,742	1,137	Worldline SA(Æ)(Þ)	5,717	232
Electricite de France SA	39,064	397	Zodiac Aerospace	5,487	157
Engie SA	86,823	1,399			71,219
Essilor International SA	8,449	1,072
Euler Hermes Group	1,691	202	Germany - 7.7%
Eurazeo SA	2,818	230	adidas AG	12,089	2,762
Eutelsat Communications SA	20,695	561	Allianz SE	26,741	5,696
Faurecia	10,367	577	Aurubis AG	4,144	369
Financiere de L'Odet	156	166	BASF SE	41,212	3,928
Fonciere Des Regions(ö)	3,263	315	Bayer AG	34,896	4,425
Gecina SA(ö)	1,297	196	Bayerische Motoren Werke AG	29,051	2,672

See accompanying notes which are an integral part of this quarterly report.

380 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Beiersdorf AG	3,782	415	Talanx AG	2,635	109
Bilfinger SE	2,165	89	ThyssenKrupp AG - ADR	9,205	273
Brenntag AG	5,281	300	Uniper SE	26,174	539
Carl Zeiss Meditec AG	1,768	95	United Internet AG	5,247	320
Commerzbank AG(Æ)	94,486	1,239	Volkswagen AG	485	76
Continental AG	4,773	1,076	Vonovia SE	16,261	659
Covestro AG(Þ)	12,976	1,008	Wacker Chemie AG	1,329	165
CTS Eventim AG & Co. KGaA	3,407	158	Wirecard AG	1,765	135
Daimler AG	48,141	3,377	Zalando SE(Æ)(Þ)	2,425	109
Deutsche Bank AG	41,071	734			62,823
Deutsche Boerse AG	9,057	947
Deutsche Lufthansa AG	31,072	668	Hong Kong - 2.6%
Deutsche Post AG	20,788	807	AIA Group, Ltd.	374,628	2,953
Deutsche Telekom AG	95,500	1,745	Bank of East Asia, Ltd. (The)	89,013	381
Deutsche Wohnen AG	10,767	427	BOC Hong Kong Holdings, Ltd.	71,459	351
Duerr AG	1,867	228	Cheung Kong Property Holdings, Ltd.	260,458	2,108
E. ON SE	29,979	297	Chinese Estates Holdings, Ltd.	19,000	32
Evonik Industries AG	9,626	328	CK Hutchison Holdings, Ltd.	168,518	2,221
Freenet AG	8,999	304	Galaxy Entertainment Group, Ltd.	115,000	711
Fresenius Medical Care AG & Co.	3,496	330	Hang Lung Properties, Ltd. - ADR	95,000	236
Fresenius SE & Co. KGaA	12,694	1,073	Hang Seng Bank, Ltd.	15,000	326
GEA Group AG	6,820	277	Henderson Land Development Co. , Ltd.	138,677	802
Hannover Rueck SE	5,504	695	Hong Kong Exchanges & Clearing, Ltd.	29,500	841
Hapag-Lloyd AG(Æ)(Þ)	6,812	269	Hongkong Land Holdings, Ltd.	83,000	624
HeidelbergCement AG	15,410	1,529	Jardine Matheson Holdings, Ltd.	19,900	1,270
Hella KGaA Hueck & Co.	5,732	303	Jardine Strategic Holdings, Ltd.	19,600	799
Henkel AG & Co. KGaA	2,244	283	Link Real Estate Investment Trust(ö)	75,972	617
Hochtief AG	1,980	354	Melco Crown Entertainment, Ltd. (Æ)	8,400	57
Hugo Boss AG	4,368	329	New World Development Co. , Ltd.	387,123	523
Infineon Technologies AG - ADR	65,994	1,436	NWS Holdings, Ltd.	117,000	224
Innogy SE(Þ)	8,858	372	Semiconductor Manufacturing
K+S AG	13,960	363	International Corp. (Æ)	122,000	134
KION Group AG	4,939	428	Sino Land Co. , Ltd.	272,178	450
Krones AG	1,366	170	Sun Hung Kai Properties, Ltd.	116,139	1,800
Lanxess AG	7,207	556	Swire Pacific, Ltd. Class A	72,525	723
LEG Immobilien AG	3,067	295	Swire Properties, Ltd.	57,200	198
Linde AG	2,412	462	Techtronic Industries Co. , Ltd.	24,000	107
MAN SE	1,686	187	WH Group, Ltd. (Þ)	326,000	306
Merck KGaA	2,235	246	Wharf Holdings, Ltd. (The)	154,446	1,312
Metro AG	14,432	162	Wheelock & Co. , Ltd.	106,000	799
Metro Wholesale & Food Specialist			Xinyi Glass Holdings, Ltd.	118,000	122
AG(Æ)	19,483	394	Yue Yuen Industrial Holdings, Ltd.	18,536	77
MTU Aero Engines AG	4,837	709			21,104
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	10,591	2,275	Ireland - 0.5%
Nordex SE(Æ)	14,392	196	Bank of Ireland Group PLC(Æ)	43,221	361
OSRAM Licht AG	4,904	409	CRH PLC	25,847	907
ProSiebenSat. 1 Media SE	2,023	81	DCC PLC	2,195	193
Puma SE	458	184	Glanbia PLC	12,058	250
Rational AG	573	360	Icon PLC(Æ)	4,432	465
Rheinmetall AG	6,355	635	Jazz Pharmaceuticals PLC(Æ)	2,166	333
Rhoen Klinikum AG	2,460	77	Kerry Group PLC Class A	3,024	273
RWE AG	31,673	668	Kingspan Group PLC	11,870	397
Salzgitter AG	6,119	275	Paddy Power Betfair PLC	3,666	367
SAP SE - ADR	33,455	3,551	Smurfit Kappa Group PLC	11,058	329
Siemens AG	37,516	5,094			3,875

Software AG	4,163	182	Israel - 0.5%
STADA Arzneimittel AG	4,021	313	Bank Hapoalim BM	78,191	542
Suedzucker AG	15,959	341	Bank Leumi Le-Israel BM	98,253	472
Symrise AG	6,859	481

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 381

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Check Point Software Technologies, Ltd.			Japan - 22.4%
(Æ)	6,563	694	Advance Residence Investment Corp. (ö)	28	68
Delek Energy Systems, Ltd.	141	78	Advantest Corp.	17,200	316
Delek Group, Ltd.	371	76	Aeon Co. , Ltd.	28,800	434
Elbit Systems, Ltd.	794	100	Aeon Mall Co. , Ltd.	9,400	179
Frutarom Industries (1995) Ltd	2,695	191	Air Water, Inc.	17,500	340
Israel Chemicals, Ltd.	22,525	107	Aisin Seiki Co. , Ltd.	22,100	1,154
Mizrahi Tefahot Bank, Ltd.	20,698	374	Ajinomoto Co. , Inc.	6,400	129
Nice, Ltd.	1,167	87	Alfresa Holdings Corp.	28,900	533
Taro Pharmaceutical Industries, Ltd. (Æ)	1,243	142	Alps Electric Co. , Ltd.	16,100	439
Teva Pharmaceutical Industries, Ltd.	40,066	1,292	Amada Holdings Co. , Ltd.	25,100	287
		4,155	ANA Holdings, Inc.	132,000	453
			Aozora Bank, Ltd.	92,000	354
Italy - 2.6%			Asahi Glass Co. , Ltd.	23,600	995
A2A SpA	152,625	260	Asahi Group Holdings, Ltd.	17,300	706
ACEA SpA	10,774	162	Asahi Intecc Co. , Ltd.	1,800	81
Assicurazioni Generali SpA	80,432	1,459	Asahi Kasei Corp.	120,000	1,376
Atlantia SpA	10,940	332	Asics Corp.	4,900	89
Autogrill SpA	10,168	121	Astellas Pharma, Inc.	57,200	730
Azimut Holding SpA	13,460	302	Bandai Namco Holdings, Inc.	11,000	383
Banca Generali SpA	3,540	126	Bank of Kyoto, Ltd. (The)	30,000	288
Banca Mediolanum SpA	12,321	108	Benesse Holdings, Inc.	5,800	222
Banca Popolare dell'Emilia Romagna SC	30,020	165	Bridgestone Corp.	39,800	1,681
Banco BPM SpA(Æ)	135,332	495	Brother Industries, Ltd.	28,900	740
Brembo SpA	12,866	198	Calbee, Inc.	3,600	149
Buzzi Unicem SpA	8,679	220	Canon Marketing Japan, Inc.	9,600	212
Credito Emiliano SpA	11,719	101	Canon, Inc.	45,900	1,602
Davide Campari-Milano SpA	54,652	405	Casio Computer Co. , Ltd.	9,800	161
De' Longhi SpA	6,166	203	Central Japan Railway Co.	5,800	934
DiaSorin SpA	1,502	131	Century Tokyo Leasing Corp.	10,500	448
Enel SpA	351,037	2,004	Chiba Bank, Ltd. (The)	55,000	395
ENI SpA - ADR	76,198	1,206	Chiyoda Corp.	24,000	144
Gruppo Editoriale L'Espresso SpA(Æ)	5,628	5	Chubu Electric Power Co. , Inc.	48,900	643
Hera SpA	130,926	423	Chugai Pharmaceutical Co. , Ltd.	8,700	350
Infrastrutture Wireless Italiane SpA(Þ)	13,281	86	Chugoku Bank, Ltd. (The)	20,100	292
Intesa Sanpaolo SpA	795,125	2,738	Chugoku Electric Power Co. , Inc. (The)	12,900	141
Italgas SpA	31,431	173	Citizen Watch Co. , Ltd.	44,200	329
Leonardo SpA	45,412	791	Concordia Financial Group, Ltd.	97,400	493
Luxottica Group SpA	5,489	317	Cosmos Pharmaceutical Corp.	900	192
Mediobanca SpA	47,194	492	Credit Saison Co. , Ltd.	13,400	258
Moncler SpA	8,800	236	CyberAgent, Inc.	5,600	174
Parmalat SpA	31,683	115	CYBERDYNE, Inc. (Æ)(Ñ)	14,100	192
Poste Italiane SpA(Þ)	52,339	385	Dai Nippon Printing Co. , Ltd.	39,000	431
Prada SpA	21,600	77	Daicel Chemical Industries, Ltd.	18,400	240
Prysmian SpA	11,067	354	Dai-ichi Life Holdings, Inc.	39,600	686
Recordati SpA	12,746	544	Daiichi Sankyo Co. , Ltd.	26,300	575
Saipem SpA(Æ)	76,014	312	Daikin Industries, Ltd.	7,500	797
Snam Rete Gas SpA	85,170	403	Daito Trust Construction Co. , Ltd.	3,400	575
Telecom Italia SpA(Æ)	1,231,146	1,268	Daiwa House Industry Co. , Ltd.	25,600	894
Telecom Italia SpA	103,798	85	Daiwa Securities Group, Inc.	76,000	438
Terna Rete Elettrica Nazionale SpA	60,464	345	DeNA Co. , Ltd.	5,000	110
Tod's SpA	1,203	84	Denso Corp.	28,000	1,349
UniCredit SpA(Æ)	134,310	2,642	Disco Corp.	2,800	497
Unione di Banche Italiane SpA	139,767	676	Don Quijote Holdings Co. , Ltd.	3,200	117
Unipol Gruppo Finanziario SpA	66,723	313	East Japan Railway Co.	5,300	498
UnipolSai SpA	76,978	178	Eisai Co. , Ltd.	6,400	344
Yoox Net-A-Porter Group SpA Class			Electric Power Development Co. , Ltd.	22,100	560
A(Æ)	3,967	131	Ezaki Glico Co. , Ltd.	4,500	237
		21,171	FamilyMart UNY Holdings Co. , Ltd.	6,400	359
			FANUC Corp.	7,000	1,433

See accompanying notes which are an integral part of this quarterly report.

382 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Fast Retailing Co. , Ltd.	1,600	481	Kansai Electric Power Co. , Inc. (The)	69,800	938
Fuji Electric Co. , Ltd.	56,000	309	Kansai Paint Co. , Ltd.	7,000	161
Fuji Heavy Industries, Ltd.	23,400	848	Kao Corp.	13,100	798
FUJIFILM Holdings Corp.	22,300	820	Kawasaki Heavy Industries, Ltd.	163,000	520
Fujitsu, Ltd.	102,000	763	KDDI Corp.	46,200	1,224
Fukuoka Financial Group, Inc.	66,000	305	Keihan Holdings Co. , Ltd.	31,000	201
GungHo Online Entertainment, Inc.	40,700	110	Keio Corp.	15,000	126
Gunma Bank, Ltd. (The)	26,000	153	Keisei Electric Railway Co. , Ltd.	5,500	151
Hachijuni Bank, Ltd. (The)	59,900	381	Kewpie Corp.	3,100	78
Hakuhodo DY Holdings, Inc.	11,200	157	Keyence Corp.	3,600	1,666
Hamamatsu Photonics KK	11,100	354	Kikkoman Corp.	11,000	337
Hankyu Hanshin Holdings, Inc.	13,800	493	Kintetsu Group Holdings Co. , Ltd.	74,000	284
Haseko Corp.	44,600	559	Kirin Holdings Co. , Ltd.	40,600	895
Hikari Tsushin, Inc.	2,400	262	Kobayashi Pharmaceutical Co. , Ltd.	5,800	361
Hino Motors, Ltd.	52,100	615	Kobe Steel, Ltd.	26,300	330
Hirose Electric Co. , Ltd.	1,100	150	Koito Manufacturing Co. , Ltd.	6,800	398
Hiroshima Bank, Ltd. (The)	39,000	167	Komatsu, Ltd.	35,500	954
Hisamitsu Pharmaceutical Co. , Inc.	4,500	211	Konami Holdings Corp.	10,800	563
Hitachi Capital Corp.	5,700	136	Konica Minolta, Inc.	66,400	550
Hitachi Chemical Co. , Ltd.	8,300	237	Kose Corp.	3,300	367
Hitachi Construction Machinery Co. ,			Kubota Corp.	25,200	438
Ltd.	10,100	290	Kuraray Co. , Ltd.	21,600	421
Hitachi High-Technologies Corp.	5,800	214	Kurita Water Industries, Ltd.	2,800	80
Hitachi Metals, Ltd.	18,100	253	Kyocera Corp.	16,900	1,030
Hitachi, Ltd.	294,000	2,027	Kyowa Hakko Kirin Co. , Ltd.	18,200	330
Hokuriku Electric Power Co.	8,500	79	Kyushu Electric Power Co. , Inc.	26,000	308
Honda Motor Co. , Ltd.	65,000	1,834	Kyushu Railway Co.	5,800	191
Hoshizaki Corp.	5,700	552	Lawson, Inc.	1,000	68
Hoya Corp.	21,000	1,187	LINE Corp. (Æ)	3,900	143
Ibiden Co. , Ltd.	13,700	238	Lion Corp.	20,600	441
Idemitsu Kosan Co. , Ltd.	21,900	532	LIXIL Group Corp.	11,300	291
IHI Corp.	134,000	441	M3, Inc.	10,200	275
Iida Group Holdings Co. , Ltd.	20,800	356	Makita Corp.	7,900	309
Inpex Corp.	44,000	429	Marubeni Corp.	189,900	1,259
Isetan Mitsukoshi Holdings, Ltd.	22,000	215	Maruichi Steel Tube, Ltd.	4,300	133
Isuzu Motors, Ltd.	55,200	759	Matsumotokiyoshi Holdings Co. , Ltd.	3,300	204
ITOCHU Corp.	117,200	1,839	Mazda Motor Corp.	41,000	619
Itochu Techno-Solutions Corp.	5,800	202	McDonald's Holdings Co. Japan, Ltd.	6,000	244
Itoham Yonekyu Holdings, Inc.	8,600	80	Medipal Holdings Corp.	33,100	607
Iyo Bank, Ltd. (The)	16,900	138	MEIJI Holdings Co. , Ltd.	2,600	207
Izumi Co. , Ltd.	3,200	167	Minebea Co. , Ltd.	25,700	425
J Front Retailing Co. , Ltd.	16,200	232	MISUMI Group, Inc.	29,700	737
Japan Airport Terminal Co. , Ltd.	2,100	78	Mitsubishi Chemical Holdings Corp.	164,500	1,386
Japan Exchange Group, Inc.	30,900	555	Mitsubishi Corp.	71,800	1,562
Japan Post Bank Co. , Ltd.	27,600	355	Mitsubishi Electric Corp.	84,000	1,303
Japan Post Holdings Co. , Ltd.	34,200	432	Mitsubishi Estate Co. , Ltd.	12,000	219
Japan Post Insurance Co. , Ltd.	6,000	132	Mitsubishi Gas Chemical Co. , Inc.	33,000	766
Japan Prime Realty Investment Corp. (ö)	58	218	Mitsubishi Heavy Industries, Ltd.	211,000	841
Japan Real Estate Investment Corp. (ö)	30	158	Mitsubishi Materials Corp.	13,800	464
Japan Retail Fund Investment Corp. (ö)	39	75	Mitsubishi Motors Corp.	65,400	473
Japan Tobacco, Inc.	25,300	880	Mitsubishi Tanabe Pharma Corp.	19,600	467
JFE Holdings, Inc.	43,400	840	Mitsubishi UFJ Financial Group, Inc.	557,800	3,550
JGC Corp.	14,000	225	Mitsubishi UFJ Lease & Finance Co. ,
JSR Corp.	28,600	506	Ltd.	40,300	215
JTEKT Corp.	21,100	301	Mitsui & Co. , Ltd.	96,000	1,399
JX Holdings, Inc.	178,200	794	Mitsui Chemicals, Inc.	109,000	624
Kajima Corp.	123,000	1,073	Mitsui Fudosan Co. , Ltd.	11,800	271
Kakaku. com, Inc.	8,500	120	Mitsui OSK Lines, Ltd.	87,000	271
Kamigumi Co. , Ltd.	31,000	332	Mixi, Inc.	7,800	427
Kaneka Corp.	36,000	289	Mizuho Financial Group, Inc.	904,100	1,610

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 383

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
MonotaRO Co. , Ltd.	5,300	175	Renesas Electronics Corp. (Æ)	17,600	166
MS&AD Insurance Group Holdings, Inc.	36,400	1,278	Resona Holdings, Inc.	146,400	755
Murata Manufacturing Co. , Ltd.	4,500	701	Ricoh Co. , Ltd.	40,600	382
Nabtesco Corp.	11,700	381	Rinnai Corp.	3,800	355
Nagoya Railroad Co. , Ltd.	29,000	133	Rohm Co. , Ltd.	6,800	528
Nankai Electric Railway Co. , Ltd.	40,000	197	Ryohin Keikaku Co. , Ltd.	1,100	281
NEC Corp.	247,000	672	Sankyo Co. , Ltd.	2,200	72
Nexon Co. , Ltd.	17,700	369	Santen Pharmaceutical Co. , Ltd.	21,900	309
NGK Insulators, Ltd.	9,000	182	Sawai Pharmaceutical Co. , Ltd.	2,300	130
NGK Spark Plug Co. , Ltd.	25,300	514	SBI Holdings, Inc.	29,400	421
NH Foods, Ltd.	5,000	148	SCSK Corp.	2,300	97
NHK Spring Co. , Ltd.	28,400	307	Secom Co. , Ltd.	7,200	541
Nidec Corp.	9,700	1,070	Sega Sammy Holdings, Inc.	21,600	291
Nifco, Inc.	1,500	87	Seiko Epson Corp.	14,900	394
Nikon Corp.	13,800	243	Sekisui Chemical Co. , Ltd.	55,800	1,029
Nintendo Co. , Ltd.	4,500	1,528	Sekisui House, Ltd.	45,000	781
Nippon Building Fund, Inc. (ö)	15	81	Seven & i Holdings Co. , Ltd.	17,900	722
Nippon Electric Glass Co. , Ltd.	8,400	298	Sharp Corp. (Æ)(Ñ)	120,000	422
Nippon Express Co. , Ltd.	128,000	819	Shikoku Electric Power Co. , Inc.	17,000	204
Nippon Paint Holdings Co. , Ltd.	14,600	564	Shimadzu Corp.	28,200	554
Nippon Shinyaku Co. , Ltd.	2,400	152	Shimamura Co. , Ltd.	2,600	323
Nippon Shokubai Co. , Ltd.	3,400	223	Shimano, Inc.	2,900	426
Nippon Steel & Sumitomo Metal Corp.	37,800	931	Shimizu Corp.	46,800	495
Nippon Telegraph & Telephone Corp.	31,516	1,541	Shin-Etsu Chemical Co. , Ltd.	13,600	1,248
Nippon Yusen KK	95,000	182	Shinsei Bank, Ltd.	194,000	321
Nissan Chemical Industries, Ltd.	7,400	247	Shionogi & Co. , Ltd.	14,400	770
Nissan Motor Co. , Ltd.	137,800	1,370	Shiseido Co. , Ltd.	17,400	616
Nisshin Seifun Group, Inc.	18,300	301	Shizuoka Bank, Ltd. (The)	47,000	420
Nissin Foods Holdings Co. , Ltd.	4,200	264	Showa Shell Sekiyu KK	19,600	214
Nitori Holdings Co. , Ltd.	6,700	946	SMC Corp.	2,900	923
Nitto Denko Corp.	7,100	635	SoftBank Group Corp.	31,900	2,590
NOK Corp.	19,000	436	Sohgo Security Services Co. , Ltd.	6,300	267
Nomura Holdings, Inc.	179,900	1,072	Sojitz Corp.	200,600	506
Nomura Real Estate Holdings, Inc.	14,200	282	Sompo Japan Nipponkoa Holdings, Inc.	21,300	837
Nomura Real Estate Master Fund, Inc. (ö)	112	159	Sony Corp.	33,600	1,380
Nomura Research Institute, Ltd.	8,700	326	Sony Financial Holdings, Inc.	13,600	236
NSK, Ltd.	62,400	808	Sotetsu Holdings, Inc.	15,000	73
NTN Corp.	53,000	248	Square Enix Holdings Co. , Ltd.	4,800	158
NTT Data Corp.	30,900	337	Stanley Electric Co. , Ltd.	13,700	454
NTT DOCOMO, Inc.	33,700	783	Start Today Co. , Ltd.	10,400	294
Obayashi Corp.	36,200	436	Sugi Holdings Co. , Ltd. - GDR	4,300	220
Obic Co. , Ltd.	4,200	263	Sumco Corp.	18,900	307
Odakyu Electric Railway Co. , Ltd.	13,300	264	Sumitomo Chemical Co. , Ltd.	171,000	1,005
Oji Holdings Corp.	147,000	755	Sumitomo Corp.	141,800	1,920
Omron Corp.	3,900	195	Sumitomo Electric Industries, Ltd.	75,600	1,227
Ono Pharmaceutical Co. , Ltd.	10,600	232	Sumitomo Heavy Industries, Ltd.	75,000	548
Oracle Corp. Japan	4,100	276	Sumitomo Metal Mining Co. , Ltd.	29,000	439
Oriental Land Co. , Ltd.	5,500	399	Sumitomo Mitsui Financial Group, Inc.	38,500	1,507
ORIX Corp.	69,700	1,141	Sumitomo Mitsui Trust Holdings, Inc.	23,100	850
Orix JREIT, Inc. (ö)	48	73	Sumitomo Realty & Development Co. ,
Osaka Gas Co. , Ltd.	179,000	717	Ltd.	15,000	455
Otsuka Corp.	5,100	335	Sumitomo Rubber Industries, Ltd.	27,100	471
Otsuka Holdings Co. , Ltd.	12,300	543	Sundrug Co. , Ltd.	6,100	227
Panasonic Corp.	62,900	869	Suntory Beverage & Food, Ltd.	6,400	314
Park24 Co. , Ltd.	9,900	251	Suruga Bank, Ltd.	6,300	152
PeptiDream, Inc. (Æ)	2,500	79	Suzuken Co. , Ltd.	10,400	348
Pigeon Corp.	9,900	367	Suzuki Motor Corp.	16,500	783
Pola Orbis Holdings, Inc.	9,200	256	Sysmex Corp.	8,300	476
Rakuten, Inc.	46,700	571	T&D Holdings, Inc.	39,000	578
Recruit Holdings Co. , Ltd.	67,500	1,169	Taiheiyo Cement Corp.	143,000	539

See accompanying notes which are an integral part of this quarterly report.

384 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Taisei Corp.	29,195	280	Shire PLC - ADR	18,971	1,061
Taisho Pharmaceutical Holdings Co. ,			Wolseley PLC - ADR	10,252	613
Ltd.	3,300	248			5,726
Taiyo Nippon Sanso Corp.	13,000	151
Takashimaya Co. , Ltd.	41,000	376	Luxembourg - 0.5%
Takeda Pharmaceutical Co. , Ltd.	28,400	1,503	Aperam SA	4,829	235
TDK Corp.	6,500	469	ArcelorMittal SA(Æ)	61,448	1,614
Teijin, Ltd.	15,800	318	Eurofins Scientific SE	619	345
Temp Holdings Co. , Ltd.	10,900	207	Millicom International Cellular SA	3,580	224
Terumo Corp.	7,700	292	RTL Group SA	1,910	149
THK Co. , Ltd.	11,100	340	Samsonite International SA	94,500	396
Tobu Railway Co. , Ltd.	26,000	138	SES SA	16,152	380
Toho Co. , Ltd.	8,400	303	Tenaris SA	29,382	465
Toho Gas Co. , Ltd.	37,000	251	Ternium SA - ADR	9,338	286
Tohoku Electric Power Co. , Inc.	49,800	678			4,094
Tokio Marine Holdings, Inc.	29,300	1,234
Tokyo Broadcasting System Holdings,			Netherlands - 3.2%
Inc.	16,800	318	Aalberts Industries NV	8,502	371
Tokyo Electric Power Co. Holdings, Inc.			ABN AMRO Group NV(Þ)	36,265	1,026
(Æ)	126,100	536	Aegon NV	174,375	978
Tokyo Electron, Ltd.	9,300	1,305	AerCap Holdings NV(Æ)	12,716	624
Tokyo Gas Co. , Ltd.	126,000	669	Akzo Nobel NV	11,580	1,049
Tokyo Tatemono Co. , Ltd.	8,900	122	Altice NV Class A(Æ)	14,461	357
Tokyu Corp.	21,000	309	Altice NV Class B(Æ)	3,333	82
Tokyu Fudosan Holdings Corp.	60,700	365	ASM International NV	7,201	433
Toppan Printing Co. , Ltd.	56,000	593	ASML Holding NV	16,469	2,497
Toray Industries, Inc.	47,000	425	ASR Nederland NV	8,981	340
Toshiba Corp. (Æ)(Ñ)	109,000	243	Boskalis Westminster	7,520	269
Tosoh Corp.	75,000	896	Core Laboratories NV(Ñ)	1,868	188
TOTO, Ltd.	5,900	238	Euronext NV(Þ)	3,911	229
Toyo Seikan Group Holdings, Ltd.	14,300	235	EXOR NV	5,779	346
Toyo Suisan Kaisha, Ltd.	5,000	182	Ferrari NV	6,626	699
Toyoda Gosei Co. , Ltd.	15,200	360	Gemalto NV	6,395	326
Toyota Boshoku Corp.	8,500	178	HAL Trust	1,199	254
Toyota Industries Corp.	16,700	899	Heineken Holding NV	2,708	266
Toyota Motor Corp.	104,100	5,891	Heineken NV	3,314	346
Toyota Tsusho Corp.	23,200	748	ING Groep NV	238,536	4,465
Trend Micro, Inc.	7,800	391	Koninklijke Ahold Delhaize NV	87,607	1,794
Tsuruha Holdings, Inc.	3,400	357	Koninklijke DSM NV	14,025	1,036
Unicharm Corp.	16,800	431	Koninklijke KPN NV	24,285	88
USS Co. , Ltd.	20,800	420	Koninklijke Philips NV	22,923	876
Welcia Holdings Co. , Ltd.	3,000	114	Koninklijke Vopak NV	2,273	108
West Japan Railway Co.	3,200	230	Mobileye NV(Æ)	1,621	103
Yahoo! Japan Corp.	51,200	232	NN Group NV	24,328	987
Yakult Honsha Co. , Ltd.	7,000	478	OCI NV(Æ)	9,645	207
Yamada Denki Co. , Ltd.	107,800	576	Philips Lighting NV(Þ)	7,170	272
Yamaguchi Financial Group, Inc.	24,000	283	Randstad Holding NV	10,897	658
Yamaha Corp.	13,400	474	Royal Dutch Shell PLC Class A	100,375	2,843
Yamaha Motor Co. , Ltd.	29,000	732	SBM Offshore NV	27,035	468
Yamato Holdings Co. , Ltd.	12,600	253	Trivago NV - ADR(Æ)	24,095	513
Yaskawa Electric Corp.	23,400	629	Wolters Kluwer NV	11,753	523
Yokogawa Electric Corp.	21,300	360	X5 Retail Group NV - GDR(Æ)	9,995	387
Yokohama Rubber Co. , Ltd. (The)	22,900	463	Yandex NV Class A(Æ)	8,949	259
		182,929			26,267

Jersey - 0.7%			New Zealand - 0.1%
Experian PLC	12,475	248	Auckland International Airport, Ltd.	32,216	168
Glencore PLC(Æ)	782,798	3,462	Contact Energy, Ltd.	1	—
Janus Henderson Group PLC	7,389	247	Fisher & Paykel Healthcare Corp. , Ltd.	28,945	239
Randgold Resources, Ltd.	1,023	95	Fletcher Building, Ltd.	25,072	150
			Mercury NZ, Ltd.	40,220	105

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 385

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Meridian Energy, Ltd.	2	—	Bankinter SA	56,332	549
Spark New Zealand, Ltd.	3	—	Bolsas y Mercados Espanoles SHMSF
		662	SA	4,255	156
			CaixaBank SA	327,800	1,712
Norway - 0.8%			Cellnex Telecom SA(Þ)	3,632	82
DNB ASA	119,908	2,362	Corp. Financiera Alba SA	5,491	344
Gjensidige Forsikring ASA	4,963	86	Distribuidora Internacional de
Leroy Seafood Group ASA	30,430	177	Alimentacion SA	30,570	206
Marine Harvest ASA	24,533	457	Ebro Foods SA	10,139	243
Norsk Hydro ASA	132,321	853	Enagas SA	21,814	617
Orkla ASA	33,436	344	Endesa SA - ADR	23,356	553
Salmar ASA Class A	2,386	62	Ferrovial SA	11,431	247
Statoil ASA Class N	29,658	557	Fomento de Construcciones y Contratas
Telenor ASA	37,860	757	SA(Æ)	11,830	131
Yara International ASA	17,701	705	Gamesa Corp. Technologica SA	21,021	345
		6,360	Gas Natural SDG SA	34,788	815
			Gestamp Automocion SA(Æ)(Þ)	22,736	166
Portugal - 0.3%			Grupo Catalana Occidente SA	6,749	301
Banco BPI SA Class G(Æ)	221,055	277	Iberdrola SA	279,199	2,201
Banco Comercial Portugues SA Class			Industria de Diseno Textil SA	39,726	1,579
R(Æ)	1,022,782	293	Mapfre SA	98,018	365
Banco Espirito Santo SA Class C(Æ)	22,842	3	Melia Hotels International SA	7,743	120
Energias de Portugal SA	291,032	1,032	Merlin Properties Socimi SA(ö)	13,625	184
Galp Energia SGPS SA Class B	14,930	240	Obrascon Huarte Lain SA(Æ)(Ñ)	61,200	258
Jeronimo Martins SGPS SA	19,354	381	Red Electrica Corp. SA	10,350	222
Navigator Co. SA (The) - ADR	45,893	198	Repsol SA - ADR	117,724	1,973
Sonae SGPS SA	162,884	188	Tecnicas Reunidas SA	3,603	128
		2,612	Telefonica SA - ADR	159,321	1,802

Singapore - 0.9%			Zardoya Otis SA	13,699	144
CapitaLand Mall Trust Class A(Æ)(ö)	77,800	115			31,014
CapitaLand, Ltd.	181,000	492	Sweden - 3.1%
City Developments, Ltd.	41,700	346	Alfa Laval AB	23,291	520
DBS Group Holdings, Ltd.	108,900	1,735	Assa Abloy AB Class B	35,408	759
Flextronics International, Ltd. (Æ)	33,113	529	Atlas Copco AB Class A	47,585	1,721
Genting Singapore PLC	97,400	84	Atlas Copco AB Class B	15,598	504
Global Logistic Properties, Ltd.	101,400	248	Axfood AB	9,352	158
Jardine Cycle & Carriage, Ltd.	8,000	238	BillerudKorsnas AB	16,108	255
Oversea-Chinese Banking Corp. , Ltd.	233,338	1,956	Boliden AB	22,556	706
Singapore Telecommunications, Ltd.	74,600	218	Castellum AB	28,085	437
United Overseas Bank, Ltd.	81,900	1,448	Electrolux AB	13,863	474
Wilmar International, Ltd.	91,300	225	Elekta AB Class B	21,117	203
Yangzijiang Shipbuilding Holdings, Ltd.	79,900	83	Essity Aktiebolag Class A(Æ)	4,083	118
		7,717	Essity Aktiebolag Class B(Æ)	14,398	417

Spain - 3.8%			Fabege AB	6,521	129
Abertis Infraestructuras SA	29,798	589	Fastighets AB Balder Class B(Æ)	12,726	324
Acciona SA	2,040	174	Fingerprint Cards AB Class B	43,334	203
Acerinox SA	7,935	102	Hennes & Mauritz AB Class B	21,742	567
ACS Actividades de Construccion y			Hexagon AB Class B	10,989	543
Servicios SA	22,544	865	Hexpol AB	7,509	77
Aena SA(Þ)	5,579	1,091	Holmen AB Class B	3,835	173
Almirall SA	4,770	46	Hufvudstaden AB Class A	15,438	269
Amadeus IT Group SA Class A	26,240	1,617	Husqvarna AB Class B	28,573	291
Atresmedia Corp. de Medios de			ICA Gruppen AB	8,459	339
Comunicacion SA	7,020	82	Investment AB Latour Class B	16,036	204
Banco Bilbao Vizcaya Argentaria SA			Kindred Group PLC(Æ)	7,128	79
- ADR	415,387	3,758	L E Lundbergforetagen AB Class B	4,062	320
Banco de Sabadell SA - ADR	653,086	1,463	Lifco AB Class B	3,138	104
Banco Santander SA - ADR(Ñ)	739,216	5,048	Melker Schorling AB	3,725	240
Bankia SA	145,244	736	NCC AB Class B	9,989	260

See accompanying notes which are an integral part of this quarterly report.

386 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
NIBE Industrier AB B Shares(Æ)	23,928	228	PSP Swiss Property AG	1,901	173
Nordea Bank AB	230,986	2,915	Roche Holding AG	27,979	7,075
Ratos AB Class B	32,353	155	Schindler Holding AG	3,420	733
Saab AB Class B	3,384	157	SFS Group AG(Æ)	2,626	299
Sandvik AB	73,792	1,163	SGS SA	169	373
Securitas AB Class B	19,988	333	Sika AG	165	1,138
Skandinaviska Enskilda Banken AB			Sonova Holding AG	2,438	395
Class A	147,388	1,867	St. Galler Kantonalbank AG	360	160
Skanska AB Class B	13,505	307	STMicroelectronics NV	50,186	855
SKF AB Class B	29,827	593	Straumann Holding AG	683	386
SSAB AB Class A(Æ)	111,041	559	Sulzer AG	1,642	184
Svenska Cellulosa AB SCA Class A	6,940	72	Sunrise Communications Group AG(Æ)
Svenska Cellulosa AB SCA Class B	21,425	177	(Þ)	1,002	79
Svenska Handelsbanken AB Class A	27,757	413	Swatch Group AG (The)	2,247	173
Swedbank AB Class A	65,204	1,702	Swatch Group AG (The) Class B	1,493	593
Swedish Match AB	4,338	153	Swiss Life Holding AG(Æ)	3,173	1,158
Tele2 AB Class B	31,103	370	Swiss Prime Site AG Class A(Æ)	2,821	255
Telefonaktiebolaget LM Ericsson Class B	116,591	756	Swiss Re AG	23,421	2,260
Telia Co. AB	175,759	826	Swisscom AG	442	216
Trelleborg AB Class B	24,296	572	TE Connectivity, Ltd.	18,122	1,457
Volvo AB Class B	99,018	1,678	Temenos Group AG(Æ)	4,127	399
Wallenstam AB B Shares(Æ)	11,058	113	UBS Group AG(Æ)	171,269	2,983
		25,503	Vifor Pharma AG	1,776	190
			Zurich Insurance Group AG	8,845	2,696
Switzerland - 7.3%					59,185
ABB, Ltd.	38,831	910
Adecco SA	14,161	1,079	United Kingdom - 12.4%
Allreal Holding AG(Æ)	1,564	285	3i Group PLC	135,832	1,677
Alpiq Holding AG(Æ)	1,140	97	Aberdeen Asset Management PLC	54,586	238
Aryzta AG(Æ)	6,128	197	Admiral Group PLC	6,452	176
Baloise Holding AG	7,512	1,207	Aggreko PLC	6,013	67
Barry Callebaut AG(Æ)	145	207	Amec Foster Wheeler PLC - GDR	16,698	98
Basellandschaftliche Kantonalbank	215	203	Anglo American PLC	52,294	866
Berner Kantonalbank AG	1,035	196	Antofagasta PLC	11,724	147
Bucher Industries AG	882	294	Ashmore Group PLC	19,680	93
Chocoladefabriken Lindt & Spruengli			Ashtead Group PLC	11,269	242
AG	79	637	Associated British Foods PLC	6,720	263
Cie Financiere Richemont SA	17,305	1,470	AstraZeneca PLC	31,620	1,880
Clariant AG(Æ)	14,410	336	Auto Trader Group PLC(Þ)	17,120	86
Coca-Cola HBC AG - ADR(Æ)	3,442	104	Aviva PLC	315,310	2,242
Credit Suisse Group AG(Æ)	113,325	1,744	Babcock International Group PLC	46,196	515
DKSH Holding AG	1,710	135	BAE Systems PLC	70,802	562
Emmi AG(Æ)	119	84	Barclays PLC	813,532	2,181
EMS-Chemie Holding AG	516	359	Barratt Developments PLC	123,504	1,004
Flughafen Zurich AG	959	245	Bellway PLC	16,261	685
GAM Holding AG(Æ)	22,618	357	Berkeley Group Holdings PLC	20,369	940
Geberit AG	1,332	641	BHP Billiton PLC	93,603	1,707
Georg Fischer AG	247	281	BP PLC	717,998	4,212
Givaudan SA	284	564	British American Tobacco PLC	59,078	3,681
Helvetia Holding AG	346	193	British Land Co. PLC (The)(ö)	15,710	127
Idorsia, Ltd. (Æ)	4,580	86	BT Group PLC	298,943	1,236
Julius Baer Group, Ltd. (Æ)	8,767	497	BTG PLC(Æ)	9,764	85
Kaba Holding AG(Æ)	110	98	Burberry Group PLC	8,892	201
Kuehne & Nagel International AG	2,413	420	Centrica PLC	180,667	473
LafargeHolcim, Ltd. (Æ)	37,105	2,222	Close Brothers Group PLC	10,926	222
Lonza Group AG(Æ)	1,784	424	CNH Industrial NV	48,773	566
Nestle SA	131,646	11,134	Coca-Cola European Partners PLC	18,048	780
Novartis AG	86,352	7,359	Compass Group PLC	31,784	679
OC Oerlikon Corp. AG(Æ)	8,269	121	Croda International PLC	7,150	349
Partners Group Holding AG	1,184	769	CYBG PLC(Æ)	47,455	167

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 387

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Derwent London PLC(ö)	2,249	85	Royal Dutch Shell PLC Class B	285,904	8,154
Diageo PLC	53,851	1,738	Royal Mail PLC	63,489	338
Dialog Semiconductor PLC(Æ)	3,793	166	RSA Insurance Group PLC	46,463	400
Direct Line Insurance Group PLC	65,450	324	Sage Group PLC (The)	49,634	441
Dixons Carphone PLC	78,381	278	Scottish & Southern Energy PLC	24,140	439
DS Smith PLC Class F	18,803	120	Segro PLC(ö)	30,469	212
easyJet PLC	13,552	221	Shaftesbury PLC(ö)	6,317	82
Fiat Chrysler Automobiles NV(Æ)	159,753	1,928	Sky PLC	12,015	153
Galiform PLC	14,028	79	Smith & Nephew PLC	24,368	424
GKN PLC	102,194	433	Smiths Group PLC	11,650	236
GlaxoSmithKline PLC - ADR	133,288	2,664	Spectris PLC	7,154	232
Great Portland Estates PLC	13,262	105	Spirax-Sarco Engineering PLC	3,520	259
Greene King PLC	19,235	174	St. James's Place PLC	28,323	455
Halma PLC	20,459	297	Standard Chartered PLC(Æ)	144,407	1,616
Hammerson PLC(ö)	14,351	109	Standard Life PLC	119,669	690
Hargreaves Lansdown PLC	10,909	199	Subsea 7 SA	50,047	742
Hays PLC	36,095	79	Tate & Lyle PLC	23,486	208
Hiscox, Ltd.	21,736	372	Taylor Wimpey PLC	411,511	1,035
HSBC Holdings PLC	1,057,520	10,580	TechnipFMC PLC(Æ)	28,767	824
IG Group Holdings PLC	18,516	155	Travis Perkins PLC	20,547	412
IMI PLC	4,649	74	Unilever NV	51,564	3,009
Imperial Tobacco Group PLC	7,286	300	Unilever PLC	50,412	2,879
Inchcape PLC	80,286	852	Vodafone Group PLC	622,479	1,823
InterContinental Hotels Group PLC(Æ)	1,863	105	Weir Group PLC (The)	3,715	90
Intermediate Capital Group PLC(Æ)	17,426	209	William Hill PLC	53,885	178
International Consolidated Airlines			Wm Morrison Supermarkets PLC	277,548	880
Group SA	108,538	826	Worldpay Group PLC(Þ)	15,855	77
Investec PLC	71,967	547			100,651
J Sainsbury PLC	120,594	390
John Wood Group PLC	31,337	253	United States - 0.5%
Johnson Matthey PLC	17,608	654	Autoliv, Inc. (Ñ)	2,444	265
Just Eat PLC(Æ)	16,634	136	Carnival PLC	12,847	869
Kingfisher PLC	33,720	131	IHS Markit, Ltd. (Æ)	2,208	103
Land Securities Group PLC(ö)	16,983	229	Seagate Technology PLC	13,654	450
Legal & General Group PLC	600,192	2,125	Sensata Technologies Holding NV(Æ)	2,493	112
Liberty Global PLC Class A(Æ)	4,812	163	Thomson Reuters Corp.	7,643	350
Liberty Global PLC Class C(Æ)	13,935	457	Valeant Pharmaceuticals International,
Liberty Global PLC LiLAC(Æ)	3,863	99	Inc. (Æ)	22,494	371
Lloyds Banking Group PLC	3,540,666	3,065	Wausau Paper Corp.	70,782	1,443
London Stock Exchange Group PLC	15,092	747			3,963
Man Group PLC	40,757	86
Marks & Spencer Group PLC	92,008	392	Total Common Stocks
Meggitt PLC	53,640	355	(cost $673,948)		764,687
Micro Focus International PLC	5,502	162
Mondi PLC	25,289	666	Investments in Other Funds - 2.2%
National Grid PLC	125,951	1,556	Platinum Asset Management, Ltd.	23,404	102
Next PLC	9,402	490	Vanguard FTSE Emerging Markets ETF	413,129	17,769
Old Mutual PLC	410,957	1,065	Total Investments in Other Funds
Pearson PLC	50,180	436	(cost $16,383)		17,871
Persimmon PLC Class A	35,160	1,162
Petrofac, Ltd.	27,705	164	Preferred Stocks - 0.5%
Prudential PLC	102,813	2,506	Germany - 0.5%
Reckitt Benckiser Group PLC	16,965	1,649	Fuchs Petrolub SE	8,485	504
RELX NV	22,243	468	Henkel AG & Co. KGaA	5,041	715
RELX PLC	8,812	192	Jungheinrich AG	3,527	140
Rentokil Initial PLC	107,500	412	Porsche Automobil Holding SE	13,364	765
Rightmove PLC	2,731	152	Sartorius AG	1,804	171
Rio Tinto PLC	40,851	1,901	Schaeffler AG	12,410	173
Rolls-Royce Holdings PLC(Æ)	6,548	77
Royal Bank of Scotland Group PLC(Æ)	169,862	557

See accompanying notes which are an integral part of this quarterly report.

388 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Volkswagen AG	9,384		1,444
				3,912

Japan	- 0.0%
	Shinkin Central Bank Class A	58		123

	Sweden - 0.0%
	Fastighets AB Balder	4,759		204

	Total Preferred Stocks
	(cost $4,550)			4,239

Short	-Term Investments - 4.3%
	United States - 4.3%
	U. S. Cash Management Fund	35,415,636	(8)	35,419
	Total Short-Term Investments
	(cost $35,419)			35,419

	Other Securities - 0.8%
	U. S. Cash Collateral Fund(×)	6,471,560	(8)	6,472
	Total Other Securities
	(cost $6,472)			6,472

	Total Investments 101.6%
	(identified cost $736,772)			828,688

	Other Assets and Liabilities, Net
-	(1.6%)			(13,387)
	Net Assets - 100.0%			815,301

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 389

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures	99	EUR	3,413	09/17	(23)
FTSE 100 Index Futures	84	GBP	6,140	09/17	(138)
MSCI Emerging Markets Mini Index Futures	120	USD	11,633	09/17	6
S&P/TSX 60 Index Futures	37	CAD	6,582	09/17	(85)
SPI 200 Index Futures	35	AUD	4,953	09/17	(1)
Short Positions
S&P 500 E-Mini Index Futures	165	USD	20,361	09/17	(262)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(503)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	3,979	AUD	5,000	09/20/17	19
Bank of America	USD	177	CAD	221	08/01/17	1
Bank of America	USD	177	CAD	222	08/01/17	1
Bank of America	USD	779	CAD	977	08/01/17	4
Bank of America	USD	3,990	CAD	5,000	09/20/17	24
Bank of America	USD	1,212	DKK	7,700	09/20/17	17
Bank of America	USD	10	EUR	8	08/01/17	—
Bank of America	USD	10	EUR	8	08/01/17	—
Bank of America	USD	10	EUR	8	08/01/17	—
Bank of America	USD	11	EUR	9	08/01/17	—
Bank of America	USD	3,980	EUR	3,400	09/20/17	56
Bank of America	USD	6,158	GBP	4,700	09/20/17	54
Bank of America	USD	17,515	JPY	1,944,564	08/01/17	122
Bank of America	USD	74	NZD	100	09/20/17	1
Bank of America	USD	2,394	NZD	3,200	09/20/17	7
Bank of America	AUD	500	USD	381	09/20/17	(19)
Bank of America	CAD	9,843	USD	7,835	08/01/17	(60)
Bank of America	CAD	50	USD	40	09/20/17	—
Bank of America	CAD	100	USD	79	09/20/17	(1)
Bank of America	CAD	100	USD	77	09/20/17	(3)
Bank of America	CAD	100	USD	75	09/20/17	(5)
Bank of America	CAD	185	USD	148	09/20/17	—
Bank of America	CAD	200	USD	154	09/20/17	(6)
Bank of America	CAD	200	USD	159	09/20/17	(2)
Bank of America	CHF	59	USD	61	08/02/17	—
Bank of America	EUR	1,500	USD	1,756	09/20/17	(25)
Bank of America	HKD	3,215	USD	412	08/01/17	—
Bank of America	HKD	729	USD	93	08/02/17	—
Bank of America	JPY	233	USD	2	08/02/17	—
Bank of America	JPY	17,457	USD	158	08/03/17	—
Bank of America	JPY	1,500,000	USD	13,539	09/20/17	(97)
Bank of America	NOK	15,000	USD	1,885	09/20/17	(25)
Bank of America	NZD	218	USD	163	08/01/17	(1)
Bank of America	SGD	292	USD	215	08/01/17	(1)
Bank of Montreal	USD	1,372	AUD	1,804	09/20/17	70
Bank of Montreal	USD	1,677	CAD	2,210	09/20/17	97
Bank of Montreal	USD	2,555	GBP	1,990	09/20/17	75
Bank of Montreal	CHF	526	USD	548	09/20/17	2
Bank of Montreal	DKK	1,560	USD	238	09/20/17	(11)
Bank of Montreal	EUR	2,020	USD	2,289	09/20/17	(109)
Bank of Montreal	JPY	69,600	USD	641	09/20/17	8
Bank of Montreal	NOK	7,780	USD	932	09/20/17	(59)
Bank of Montreal	NZD	660	USD	481	09/20/17	(14)

See accompanying notes which are an integral part of this quarterly report.

390 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	SEK	8,110	USD	943	09/20/17	(64)
Bank of New York	CAD	100	USD	77	09/20/17	(3)
BNP Paribas	CAD	50	USD	40	09/20/17	—
Brown Brothers Harriman	USD	228	CAD	300	09/20/17	12
Brown Brothers Harriman	USD	16	DKK	100	09/20/17	—
Brown Brothers Harriman	USD	122	SEK	1,000	09/20/17	2
Brown Brothers Harriman	CAD	100	USD	78	09/20/17	(3)
Brown Brothers Harriman	CAD	400	USD	311	09/20/17	(10)
Brown Brothers Harriman	CAD	500	USD	386	09/20/17	(15)
Citibank	USD	24	CAD	30	09/20/17	—
Citibank	USD	1,115	CAD	1,400	09/20/17	8
Citibank	CAD	300	USD	240	09/20/17	(1)
Royal Bank of Canada	USD	883	AUD	1,160	09/20/17	44
Royal Bank of Canada	USD	1,374	AUD	1,804	09/20/17	68
Royal Bank of Canada	USD	400	CAD	526	09/20/17	23
Royal Bank of Canada	USD	894	CAD	1,176	09/20/17	50
Royal Bank of Canada	USD	1,679	CAD	2,210	09/20/17	95
Royal Bank of Canada	USD	1,791	GBP	1,396	09/20/17	53
Royal Bank of Canada	USD	2,554	GBP	1,990	09/20/17	76
Royal Bank of Canada	CHF	526	USD	548	09/20/17	2
Royal Bank of Canada	DKK	1,560	USD	238	09/20/17	(11)
Royal Bank of Canada	EUR	2,020	USD	2,288	09/20/17	(110)
Royal Bank of Canada	JPY	69,600	USD	640	09/20/17	7
Royal Bank of Canada	NOK	7,780	USD	931	09/20/17	(59)
Royal Bank of Canada	NZD	660	USD	481	09/20/17	(14)
Royal Bank of Canada	SEK	8,110	USD	943	09/20/17	(64)
Standard Chartered	USD	883	AUD	1,160	09/20/17	44
Standard Chartered	USD	1,374	AUD	1,804	09/20/17	69
Standard Chartered	USD	894	CAD	1,176	09/20/17	50
Standard Chartered	USD	1,680	CAD	2,210	09/20/17	95
Standard Chartered	USD	1,791	GBP	1,396	09/20/17	53
Standard Chartered	USD	2,554	GBP	1,990	09/20/17	76
Standard Chartered	CHF	526	USD	548	09/20/17	2
Standard Chartered	DKK	1,560	USD	238	09/20/17	(11)
Standard Chartered	EUR	2,020	USD	2,288	09/20/17	(109)
Standard Chartered	JPY	69,600	USD	639	09/20/17	6
Standard Chartered	NOK	7,780	USD	931	09/20/17	(60)
Standard Chartered	NZD	660	USD	481	09/20/17	(15)
Standard Chartered	SEK	8,110	USD	943	09/20/17	(64)
State Street	USD	883	AUD	1,160	09/20/17	44
State Street	USD	1,374	AUD	1,804	09/20/17	68
State Street	USD	400	CAD	526	09/20/17	23
State Street	USD	893	CAD	1,176	09/20/17	50
State Street	USD	1,679	CAD	2,210	09/20/17	94
State Street	USD	1,791	GBP	1,396	09/20/17	54
State Street	USD	2,553	GBP	1,990	09/20/17	76
State Street	USD	36	SEK	300	09/20/17	1
State Street	CAD	100	USD	80	09/20/17	—
State Street	CHF	526	USD	549	09/20/17	3
State Street	DKK	1,560	USD	238	09/20/17	(11)
State Street	EUR	2,020	USD	2,292	09/20/17	(107)
State Street	JPY	69,600	USD	641	09/20/17	8
State Street	NOK	7,780	USD	933	09/20/17	(57)
State Street	NZD	660	USD	481	09/20/17	(14)
State Street	SEK	8,110	USD	945	09/20/17	(62)
UBS	USD	883	AUD	1,160	09/20/17	44
UBS	USD	1,374	AUD	1,804	09/20/17	69
UBS	USD	400	CAD	526	09/20/17	22
UBS	USD	894	CAD	1,176	09/20/17	50
UBS	USD	1,679	CAD	2,210	09/20/17	94
UBS	USD	1,790	GBP	1,396	09/20/17	54
UBS	USD	2,553	GBP	1,990	09/20/17	77
UBS	CHF	526	USD	548	09/20/17	2

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 391

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	DKK	1,560	USD	238	09/20/17	(11)
UBS	EUR	2,020	USD	2,289	09/20/17	(107)
UBS	JPY	69,600	USD	640	09/20/17	7
UBS	NOK	7,780	USD	933	09/20/17	(57)
UBS	NZD	660	USD	482	09/20/17	(14)
UBS	SEK	8,110	USD	944	09/20/17	(63)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						679

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$34,170	$—	$—	$34,170
Austria	—	6,122	—	—	6,122
Belgium	—	8,470	—	—	8,470
Canada	51,855	7	—	—	51,862
Cayman Islands	—	923	—	—	923
China	—	328	—	—	328
Denmark	—	12,161	—	—	12,161
Finland	—	9,621	—	—	9,621
France	97	71,122	—	—	71,219
Germany	394	62,429	—	—	62,823
Hong Kong	—	21,047	57	—	21,104
Ireland	1,159	2,716	—	—	3,875
Israel	836	3,319	—	—	4,155
Italy	—	21,171	—	—	21,171
Japan	—	182,929	—	—	182,929
Jersey	247	5,479	—	—	5,726
Luxembourg	286	3,808	—	—	4,094
Netherlands	2,074	24,193	—	—	26,267
New Zealand	—	662	—	—	662
Norway	—	6,360	—	—	6,360
Portugal	—	2,609	3	—	2,612
Singapore	529	7,188	—	—	7,717
Spain	—	31,014	—	—	31,014
Sweden	535	24,968	—	—	25,503
Switzerland	1,543	57,642	—	—	59,185
United Kingdom	1,499	99,152	—	—	100,651
United States	1,651	2,312	—	—	3,963
Investments in Other Funds	17,769	102	—	—	17,871
Preferred Stocks	—	4,239	—	—	4,239
Short-Term Investments	—	—	—	35,419	35,419
Other Securities	—	—	—	6,472	6,472
Total Investments	80,474	706,263	60	41,891	828,688

See accompanying notes which are an integral part of this quarterly report.

392 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total

Other Financial Instruments
Assets
Futures Contracts	6	—	—	—	6
Foreign Currency Exchange Contracts	130	2,103	—	—	2,233
Liabilities
Futures Contracts	(509)	—	—	—	(509)
Foreign Currency Exchange Contracts	(62)	(1,492)	—	—	(1,554)
Total Other Financial Instruments*	$(435)	$611	$—	$—	$176

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	104,224
Consumer Staples	47,087
Energy	40,943
Financial Services	242,617
Health Care	56,972
Materials and Processing	88,392
Producer Durables	110,944
Technology	50,076
Utilities	45,542
Short-Term Investments	35,419
Other Securities	6,472
Total Investments	828,688

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 393

Russell Investment Company
Russell Funds

Notes to Schedules of Investments — July 31, 2017 (Unaudited)

Footnotes:
(Æ) Non-Income producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount.
(8) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end. 0.000% Rate is used as a placeholder.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offer Rate
JIBOR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate

394 Notes to Schedules of Investments

Russell Investment Company
Russell Funds

Notes to Schedules of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON - Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNY - Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

Notes to Schedules of Investments 395

Russell Investment Company
Russell Funds

Notes to Quarterly Report — July 31, 2017 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 42 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 28 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the
Funds, except the Unconstrained Total Return Fund, is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

396 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments.
The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility

Notes to Quarterly Report 397

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The U.S. Core Equity, U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Large Cap Equity, U.S. Mid Cap
Equity, U.S. Small Cap Equity, International Developed Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S.
Mid & Small Cap, Tax-Managed International Equity, Global Opportunistic Credit, Short Duration Bond, Tax-Exempt High Yield
Bond, Tax-Exempt Bond, Commodity Strategies, Global Infrastructure, Global Real Estate Securities, Multi-Asset Growth Strategy,
Strategic Call Overwriting, and Select International Equity Funds had no transfers between Levels 1, 2 and 3 for the period ended
July 31, 2017.

The Unconstrained Total Return, Strategic Bond, Investment Grade Bond, and Multi-Strategy Income Funds had transfers out of
Level 3 into Level 2 generally representing financial instruments for which pricing had been determined using unobservable inputs which became observable. The amounts transferred were as follows:

Unconstrained Total Return Fund	$689,529
Strategic Bond Fund	81,140
Investment Grade Bond Fund	754,059
Multi-Strategy Income Fund	56,828

The Strategic Bond, Multi-Strategy Income, and Select U.S. Equity Funds had transfers out of Level 1 into Level 2 generally representing financial instruments for which pricing had been determined using observable inputs which became unobservable.
The amounts transferred were as follows:

Strategic Bond Fund	$3,433,959
Multi-Strategy Income Fund	3,798,832
Select U. S. Equity Fund	4,195,506

The Emerging Markets and Strategic Bond Funds had transfers out of Level 2 into Level 3 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable. The amounts transferred were as follows:

Emerging Markets Fund	$1,320,606
Strategic Bond Fund	5,814,459

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or

398 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Notes to Quarterly Report 399

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
Certain Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

400 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

In December 2015, the SEC proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objectives.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended July 31, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Investment Grade Bond Fund	Return enhancement and hedging
Short Duration Bond Fund	Return enhancement and hedging
Global Infrastructure Fund	Exposing cash to markets and trade settlement
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Multi-Strategy Income Fund	Return enhancement and hedging
Multi-Asset Growth Strategy Fund	Return enhancement and hedging
Select International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2017	April 30, 2017	July 31, 2017
International Developed Markets Fund	$999,434,943	$1,300,061,650	$1,050,368,352
Global Equity Fund	725,502,367	748,091,252	916,654,669
Emerging Markets Fund	685,557,709	625,855,636	559,797,745
Tax-Managed International Equity Fund	185,649,867	196,849,577	328,255,797
Global Opportunistic Credit Fund	654,932,382	626,241,117	838,104,839
Unconstrained Total Return Fund	137,428,337	230,403,853	230,335,542
Strategic Bond Fund	1,617,656,648	1,298,637,192	1,360,159,745
Investment Grade Bond Fund	105,096,692	94,964,215	106,648,339
Short Duration Bond Fund	57,059,079	45,141,639	79,790,634
Global Infrastructure Fund	67,680,690	99,876,208	95,076,177
Global Real Estate Securities Fund	81,964,697	35,138,197	29,638,959
Multi-Strategy Income Fund	119,721,876	156,949,157	230,536,402
Multi-Asset Growth Strategy Fund	—	289,638,290	411,023,954
Select International Equity Fund	116,522,244	90,450,637	145,725,162

Notes to Quarterly Report 401

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2017	April 30, 2017	July 31, 2017
International Developed Markets Fund	$1,006,243,529	$1,295,547,050	$1,057,550,780
Global Equity Fund	726,739,925	742,938,371	917,219,246
Emerging Markets Fund	687,205,958	628,183,964	558,016,319
Tax-Managed International Equity Fund	186,484,681	195,244,110	331,586,926
Global Opportunistic Credit Fund	648,534,464	622,621,870	835,466,561
Unconstrained Total Return Fund	137,137,382	230,737,977	229,299,883
Strategic Bond Fund	1,607,408,856	1,301,956,392	1,361,040,731
Investment Grade Bond Fund	104,383,957	95,220,671	107,127,140
Short Duration Bond Fund	56,961,788	44,759,601	79,539,213
Global Infrastructure Fund	67,965,993	100,138,355	96,622,918
Global Real Estate Securities Fund	81,855,299	35,269,854	30,100,061
Multi-Strategy Income Fund	119,875,735	156,475,948	229,857,410
Multi-Asset Growth Strategy Fund	—	288,735,872	408,764,260
Select International Equity Fund	116,561,216	90,430,467	146,447,853

As of July 31, 2017, the Funds had cash collateral balances in connection with foreign currency contracts purchased/sold as follows:

	Cash Collateral for Forwards	Due to Broker
Multi-Strategy Income Fund	$500,000	$—
Multi-Asset Growth Strategy Fund	$—	$100,000

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

402 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

As of July 31, 2017, the Strategic Call Overwriting Fund pledged securities valued at $40,355,327 as collateral in connection with options.

For the period ended January 31, 2017, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
U. S. Defensive Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement and hedging
Global Equity Fund	Return enhancement and hedging
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

	Notional of Options Contracts Oustanding
Funds	January 31, 2017	April 30, 2017	July 31, 2017
U. S. Defensive Equity Fund	$41,554,500	$41,492,000	$42,100,500
International Developed Markets Fund	538,045,185	—	—
Global Equity Fund	512,773,841	450,540,529	—
Global Opportunistic Credit Fund	18,360,000	17,860,000	60,494,004
Unconstrained Total Return Fund	433,584,151	1,011,070,380	909,638,808
Strategic Bond Fund	356,087,000	202,297,000	415,035,732
Multi-Strategy Income Fund	55,199,822	285,461,942	369,924,748
Multi-Asset Growth Strategy Fund	—	99,982,000	191,612,127
Strategic Call Overwriting Fund	100,512,000	99,141,000	80,918,400

As of July 31, 2017, the Funds had cash collateral balances in connection with options contracts purchased/sold as follows:

	Cash Collateral for
	Options	Due to Broker
Unconstrained Total Return Fund	$7,330,000	$—
Strategic Call Overwriting Fund	$167,838	$—

Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Commodity Strategies Fund only). The face or contract value of these instruments reflect the extent of the Funds’
exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates.
Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

Notes to Quarterly Report 403

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

Funds	Strategies
U. S. Core Equity Fund	Exposing cash to markets
U. S. Defensive Equity Fund	Exposing cash to markets
U. S. Dynamic Equity Fund	Exposing cash to markets
U. S. Strategic Equity Fund	Exposing cash to markets
U. S. Large Cap Equity Fund	Exposing cash to markets
U. S. Mid Cap Equity Fund	Exposing cash to markets
U. S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Global Equity Fund	Return enhancement, hedging and exposing cash to markets
Emerging Markets Fund	Return enhancement, hedging and exposing cash to markets
Tax-Managed U. S. Large Cap Fund	Exposing cash to markets
Tax-Managed U. S. Mid & Small Cap Fund	Exposing cash to markets
Tax-Managed International Equity Fund	Return enhancement, hedging and exposing cash to markets
Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Commodity Strategies Fund	Return enhancement
Global Infrastructure Fund	Exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets
Multi-Strategy Income Fund	Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Select U. S. Equity Fund	Exposing cash to markets
Select International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

	Notional of Futures Contracts Outstanding
Funds	January 31, 2017	April 30, 2017	July 31, 2017
U. S. Core Equity Fund	$18,797,340	$10,117,125	$1,110,600
U. S. Defensive Equity Fund	9,303,255	22,495,725	19,003,600
U. S. Dynamic Equity Fund	15,043,545	119,025	7,562,190
U. S. Strategic Equity Fund	181,224,185	102,741,815	110,443,000
U. S. Large Cap Equity Fund	14,893,470	3,844,650	4,195,600
U. S. Mid Cap Equity Fund	10,281,550	6,920,000	5,455,380
U. S. Small Cap Equity Fund	81,705,950	72,786,720	68,442,420
International Developed Markets Fund	529,352,896	515,851,094	576,985,381
Global Equity Fund	439,752,641	365,664,113	503,476,400
Emerging Markets Fund	151,096,506	254,720,852	282,090,365
Tax-Managed U. S. Large Cap Fund	90,411,375	40,349,475	137,837,800
Tax-Managed U. S. Mid & Small Cap Fund	29,327,700	22,836,000	24,285,240
Tax-Managed International Equity Fund	170,256,525	218,510,951	244,846,766
Global Opportunistic Credit Fund	884,381,478	884,720,529	1,011,388,351
Unconstrained Total Return Fund	162,236,088	278,148,314	234,321,296
Strategic Bond Fund	2,865,897,314	3,173,312,521	3,720,397,767
Investment Grade Bond Fund	292,241,629	274,009,168	354,621,596
Short Duration Bond Fund	326,095,401	381,995,136	289,038,687
Commodity Strategies Fund	4,913,960	457,236,449	429,656,430
Global Infrastructure Fund	49,682,613	50,827,852	40,250,090
Global Real Estate Securities Fund	29,648,472	27,366,319	37,629,707
Multi-Strategy Income Fund	209,708,299	223,789,936	362,485,266
Multi-Asset Growth Strategy Fund	—	232,189,427	363,389,766

404 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

	Notional of Futures Contracts Outstanding
Strategic Call Overwriting Fund	5,686,250	4,999,050	5,059,400
Select U. S. Equity Fund	118,351,735	60,990,575	51,501,820
Select International Equity Fund	37,624,461	58,503,278	53,377,474

As of July 31, 2017, the Funds have cash collateral balances in connection with futures contracts purchased/sold as follows:

	Cash Collateral for Futures	Due to Broker
U. S. Defensive Equity Fund	$983,000	$1,500,000
U. S. Dynamic Equity Fund	$200,000	$—
U. S. Large Cap Equity Fund	$519,000	$—
U. S. Mid Cap Equity Fund	$542,000	$—
International Developed Markets Fund	$1,600,000	$—
Global Equity Fund	$10,300,000	$—
Emerging Markets Fund	$2,650,000	$—
Tax-Managed U. S. Large Cap Fund	$1,400,000	$—
Tax-Managed U. S. Mid & Small Cap Fund	$1,145,000	$—
Global Opportunistic Credit Fund	$12,100,000	$700,000
Unconstrained Total Return Fund	$3,800,000	$—
Strategic Bond Fund	$24,547,003	$—
Investment Grade Bond Fund	$4,540,000	$—
Short Duration Bond Fund	$2,649,000	$—
Global Infrastructure Fund	$1,891,000	$—
Global Real Estate Securities Fund	$2,000,000	$—
Multi-Strategy Income Fund	$13,800,000	$—
Multi-Asset Growth Strategy Fund	$10,100,000	$—

Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies Fund and Multi-Asset Growth Strategy Fund only), total return (equity and/or index) and currency swaps.
Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the

Notes to Quarterly Report 405

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of July 31, 2017, the Funds has cash collateral balances in connection with swap contracts purchased/sold as follow:

	Cash Collateral for Swaps	Due to Broker
Emerging Markets Fund	$10	$—
Global Opportunistic Credit Fund	$16,130,000	$—
Strategic Bond Fund	$5,653,003	$220,000
Commodity Strategies Fund	$18,820,000	$6,159,958
Multi-Strategy Income Fund	$6,690,000	$1,130,000
Multi-Asset Growth Strategy Fund	$3,340,000	$320,000

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of
406 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended July 31, 2017, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Multi-Strategy Income Fund	Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by base notional amounts outstanding at each quarter end.

Notes to Quarterly Report 407

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2017	April 30, 2017	July 31, 2017
Global Opportunistic Credit Fund	$214,100,491	$187,857,590	$176,330,212
Unconstrained Total Return Fund	29,823,000	52,061,000	52,948,000
Strategic Bond Fund	4,450,000	11,290,000	39,860,000
Multi-Strategy Income Fund	53,100,000	70,900,000	158,988,800
Multi-Asset Growth Strategy Fund	—	29,603,064	75,589,127

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended July 31, 2017, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Tax-Exempt High Yield Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2017	April 30, 2017	July 31, 2017
Global Opportunistic Credit Fund	$—	$—	$2,589,505
Unconstrained Total Return Fund	125,503,700	260,632,800	190,382,772
Strategic Bond Fund	167,527,289	158,855,926	147,766,647
Tax-Exempt High Yield Bond Fund	6,200,000	9,300,000	15,410,000
Multi-Strategy Income Fund	—	329,691,300	194,595,572
Multi-Asset Growth Strategy Fund	—	171,528,500	123,013,227

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended July 31, 2017, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Emerging Markets Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Hedging

408 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

Funds	Strategies
Strategic Bond Fund	Exposing cash to markets
Commodity Strategies Fund	Return enhancement
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by base notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2017	April 30, 2017	July 31, 2017
Emerging Markets Fund	$30,701,886	$17,238,081	$18,573,537
Unconstrained Total Return Fund	69,543,801	49,506,426	33,781,777
Strategic Bond Fund	170,078,345	89,421,169	—
Commodity Strategies Fund	738,445,187	451,693,734	459,322,863
Multi-Strategy Income Fund	—	25,271,861	48,063,931

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended July 31, 2017, the Funds did not enter into any currency swaps.

Commodity-Linked Instruments
The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Notes to Quarterly Report 409

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of July 31, 2017, there were no unfunded loan commitments held by the Funds.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales
The U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity and Multi-Asset Growth Strategy Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the

410 Notes to Quarterly Report

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Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). As of July 31, 2017, the U.S. Defensive Equity Fund held $60,838,543, the U.S. Dynamic Equity Fund held $13,053,524, and the U.S. Strategic Equity Fund held $50,269,244 as collateral for short sales.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived

Notes to Quarterly Report 411

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or

412 Notes to Quarterly Report

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Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Notes to Quarterly Report 413

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Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

As of July 31, 2017, the Funds had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment in Cayman Commodity Strategies Fund Ltd. And Cayman Multi-Asset Growth Strategy Fund Ltd.
The Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund Ltd. (each a "Subsidiary”)
are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset
Growth Strategy Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. Each Fund is the sole shareholder of its respective Subsidiary and it is intended that each Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of July 31, 2017, net assets of the
Commodity Strategies Fund were $712,950,621 of which $144,892,543 or approximately 20.3%, represents the Fund’s ownership of the shares its Subsidiary, and the net assets of the Multi-Asset Growth Strategy Fund were $558,264,434 of which $16,984,840 or approximately 3%, represents the Fund’s ownership of the shares of its Subsidiary.

The Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their
Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements for the Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
4. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The cash collateral cannot be resold, repledged or rehypothecated. As of July 31, 2017, to the extent that a loan was collateralized by cash, such

414 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
5. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.

RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of July 31, 2017, the Funds had invested
$2,434,538,556 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $346,665,496 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
6. Federal Income Taxes
At July 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	U. S. Core Equity	U. S. Defensive	U. S. Dynamic
	Fund	Equity Fund	Equity Fund
Cost of Investments	$544,558,973	$569,880,324	$251,430,875
Unrealized Appreciation	$140,220,397	$85,534,645	$52,953,806
Unrealized Depreciation	(10,480,070)	(8,749,761)	(6,915,672)
Net Unrealized Appreciation (Depreciation)	$129,740,327	$76,784,884	$46,038,134
	U. S. Strategic	U. S. Large Cap	U. S. Mid Cap
	Equity Fund	Equity Fund	Equity Fund
Cost of Investments	$2,558,135,568	$108,543,228	$151,860,425
Unrealized Appreciation	$558,620,868	$27,149,389	$18,949,802
Unrealized Depreciation	(47,388,621)	(974,867)	(3,872,925)
Net Unrealized Appreciation (Depreciation)	$511,232,247	$26,174,522	$15,076,877
		International
	U. S. Small Cap	Developed	Global Equity
	Equity Fund	Markets Fund	Fund
Cost of Investments	$1,781,794,806	$2,434,001,811	$2,093,595,604
Unrealized Appreciation	$298,880,621	$251,405,221	$492,011,005
Unrealized Depreciation	(46,543,826)	(78,513,614)	(37,552,470)
Net Unrealized Appreciation (Depreciation)	$252,336,795	$172,891,607	$454,458,535

Notes to Quarterly Report 415

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

		Tax-Managed	Tax-Managed
	Emerging	U. S. Large Cap	U. S. Mid & Small
	Markets Fund	Fund	Cap Fund
Cost of Investments	$1,988,320,268	$1,540,197,597	$385,773,731
Unrealized Appreciation	$529,615,375	$660,463,711	$155,920,455
Unrealized Depreciation	(74,775,900)	(6,743,587)	(5,528,476)
Net Unrealized Appreciation (Depreciation)	$454,839,475	$653,720,124	$150,391,979
	Tax-Managed	Global	Unconstrained
	International	Opportunistic	Total Return
	Equity Fund	Credit Fund	Fund
Cost of Investments	$797,870,380	$1,646,888,099	$662,026,175
Unrealized Appreciation	$174,824,598	$59,150,682	$6,902,298
Unrealized Depreciation	(4,804,076)	(25,585,432)	(2,298,572)
Net Unrealized Appreciation (Depreciation)	$170,020,522	$33,565,250	$4,603,726
		Investment
	Strategic Bond	Grade Bond	Short Duration
	Fund	Fund	Bond Fund
Cost of Investments	$5,084,592,770	$896,949,108	$806,085,781
Unrealized Appreciation	$66,806,456	$3,826,827	$3,863,950
Unrealized Depreciation	(28,877,795)	(2,634,791)	(4,442,018)
Net Unrealized Appreciation (Depreciation)	$37,928,661	$1,192,036	$(578,068)
	Tax-Exempt High	Tax-Exempt	Commodity
	Yield Bond Fund	Bond Fund	Strategies Fund
Cost of Investments	$467,328,036	$1,755,735,661	$687,834,947
Unrealized Appreciation	$15,684,811	$51,348,434	$1,459,448
Unrealized Depreciation	(3,732,116)	(8,773,880)	(102,018)
Net Unrealized Appreciation (Depreciation)	$11,952,695	$42,574,554	$1,357,430
	Global	Global Real
	Infrastructure	Estate Securities	Multi-Strategy
	Fund	Fund	Income Fund
Cost of Investments	$955,175,035	$1,053,019,806	$947,450,078
Unrealized Appreciation	$157,284,605	$140,763,674	$37,692,178
Unrealized Depreciation	(6,142,452)	(12,561,834)	(7,668,249)
Net Unrealized Appreciation (Depreciation)	$151,142,153	$128,201,840	$30,023,929
	Multi-Asset	Strategic Call
	Growth Strategy	Overwriting	Select U. S.
	Fund	Fund	Equity Fund
Cost of Investments	$557,797,774	$61,673,582	$867,163,373
Unrealized Appreciation	$23,089,250	$37,799,069	$130,763,238
Unrealized Depreciation	(3,923,117)	(1,665,001)	(12,329,462)
Net Unrealized Appreciation (Depreciation)	$19,166,133	$36,134,068	$118,433,776
	Select
	International
	Equity Fund
Cost of Investments	$746,453,850
Unrealized Appreciation	$99,358,528
Unrealized Depreciation	(17,124,659)
Net Unrealized Appreciation (Depreciation)	$82,233,869

7. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Act. The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

416 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

8. Pending Legal Proceedings
The Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated Multidistrict
Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action Trust, etc., v.
JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The claim relates to alleged improper payments to the Fund as a participating lender in a term loan provided to General Motors Company due to the
Fund’s security interests not being properly perfected. The Fund has filed answers denying liability and a crossclaim against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders.

9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017.
Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’
financial statements and related disclosures.

Effective September 15, 2017, certain Funds will change their names as follows:
Current Name	New Name
Select U. S. Equity Fund	Multifactor U. S. Equity Fund
Select International Equity Fund	Multifactor International Equity Fund

Effective September 15, 2017, Class T Shares of all Funds listed on the cover of this quarterly report were redesignated as Class
M Shares.

Effective September 22, 2017, Class A1 Shares of all Funds listed on the cover of this quarterly report were redesignated as Class
T Shares.

Notes to Quarterly Report 417

Russell Investment Company
Russell Funds

Shareholder Requests for Additional Information — July 31, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.
russellinvestments.com; (iii) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy (formerly, the Public
Reference room).

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure
Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI
and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June
30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russellinvestments.com; and (iii)
on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

418 Shareholder Requests for Additional Information

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Russell Investments

Russell Investments

2017 QUARTERLY REPORT

LifePoints® Funds

JULY 31, 2017

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R4, R5, S
Moderate Strategy Fund	A, C, E, R1, R4, R5, S
Balanced Strategy Fund	A, A1, C, E, R1, R4, R5, S
Growth Strategy Fund	A, A1, C, E, R1, R4, R5, S
Equity Growth Strategy Fund	A, A1, C, E, R1, R4, R5, S
2020 Strategy Fund	A, E, R1, R4, R5, S
2025 Strategy Fund	R1, R4, R5
2030 Strategy Fund	A, E, R1, R4, R5, S
2035 Strategy Fund	R1, R4, R5
2040 Strategy Fund	A, E, R1, R4, R5, S
2045 Strategy Fund	R1, R4, R5
2050 Strategy Fund	R1, R4, R5
2055 Strategy Fund	R1, R4, R5
In Retirement Fund	A, R1, R4, R5

Russell Investment
Company

Russell Investment Company is a
series investment company with
42 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 14 of
these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

July 31, 2017 (Unaudited)

Table of Contents

Russell Investment Company – Lifepoints® Funds.

Copyright © Russell Investments 2017. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 98.1%
Alternative - 5.7%
Commodity Strategies Fund Class Y	1,716,805		9,391
Global Infrastructure Fund Class Y	585,818		7,334
Global Real Estate Securities Fund Class Y	15,340		537
			17,262

Domestic Equities - 3.4%
Select U. S. Equity Fund Class Y	478,890		6,106
U. S. Defensive Equity Fund Class Y	5,118		268
U. S. Dynamic Equity Fund Class Y	334,243		3,797
			10,171

Fixed Income - 58.7%
Global Opportunistic Credit Fund Class Y	308,807		3,100
Investment Grade Bond Fund Class Y	1,231,112		26,383
Short Duration Bond Fund Class Y	3,649,893		70,114
Strategic Bond Fund Class Y	5,041,657		54,047
Unconstrained Total Return Fund Class Y	2,483,722		24,862
			178,506

International Equities - 3.9%
Emerging Markets Fund Class Y	298,546		5,962
Select International Equity Fund Class Y	599,278		5,963
			11,925

Multi-Asset - 26.4%
Multi-Strategy Income Fund Class Y	7,864,771		80,221

Total Investments in Affiliated Funds
(cost $282,570)			298,085

Short-Term Investments - 1.4%
U. S. Cash Management Fund	4,257,482	(8)	4,258
Total Short-Term Investments
(cost $4,258)			4,258

Total Investments 99.5%
(identified cost $286,828)			302,343

Other Assets and Liabilities, Net - 0.5%			1,528
Net Assets - 100.0%			303,871

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 3

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	8	EUR	835	08/17	9
Australia 10 Year Government Bond Futures	41	AUD	5,287	09/17	(109)
CAC40 Euro Index Futures	42	EUR	2,138	08/17	(60)
DAX Index Futures	7	EUR	2,119	09/17	(134)
EURO STOXX 50 Index Futures	39	EUR	1,344	09/17	(51)
FTSE/MIB Index Futures	5	EUR	537	09/17	14
IBEX 35 Index Futures	7	EUR	735	08/17	(9)
MSCI Emerging Markets Mini Index Futures	17	USD	905	09/17	52
OMXS30 Index Futures	31	SEK	4,790	08/17	(28)
S&P 500 E-Mini Index Futures	15	USD	1,851	09/17	31
United States 10 Year Treasury Note Futures	40	USD	5,036	09/17	(53)
Short Positions
Euro-Bund Futures	19	EUR	3,077	09/17	79
FTSE 100 Index Futures	7	GBP	512	09/17	12
Hang Seng Index Futures	1	HKD	1,361	08/17	(2)
MSCI Emerging Markets Mini Index Futures	2	SGD	74	08/17	—
Russell 1000 Mini Index Futures	4	USD	274	09/17	(4)
Russell 2000 Mini Index Futures	10	USD	712	09/17	2
S&P 500 E-Mini Index Futures	73	USD	9,008	09/17	(141)
S&P Mid 400 E-Mini Index Futures	2	USD	352	09/17	(2)
S&P/TSX 60 Index Futures	13	CAD	2,312	09/17	36
SPI 200 Index Futures	3	AUD	425	09/17	4
TOPIX Index Futures	6	JPY	97,171	09/17	(10)
United Kingdom Long Gilt Futures	22	GBP	2,772	09/17	89
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(275)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	11	AUD	14	08/08/17	—
Bank of Montreal	USD	863	AUD	1,089	08/23/17	8
Bank of Montreal	USD	26	CAD	34	08/08/17	1
Bank of Montreal	USD	50	CHF	48	08/08/17	—
Bank of Montreal	USD	116	EUR	102	08/08/17	5
Bank of Montreal	USD	88	GBP	68	08/08/17	2
Bank of Montreal	USD	10	HKD	79	08/08/17	—
Bank of Montreal	USD	22	SEK	185	08/08/17	1
Bank of Montreal	USD	1	SGD	2	08/08/17	—
Bank of Montreal	AUD	1,551	USD	1,212	08/23/17	(29)
Bank of Montreal	JPY	13,151	USD	116	08/08/17	(3)
Bank of Montreal	NOK	4,209	USD	517	08/23/17	(18)
Citibank	USD	517	JPY	57,805	08/23/17	7
Citibank	USD	846	NZD	1,150	08/23/17	18
Citibank	USD	1,208	SEK	10,012	08/23/17	34
Citibank	DKK	5,484	USD	855	08/23/17	(19)
Citibank	JPY	135,842	USD	1,206	08/23/17	(27)
Citibank	SEK	7,030	USD	853	08/23/17	(19)
Commonwealth Bank of Australia	USD	518	EUR	447	08/23/17	11
Commonwealth Bank of Australia	USD	1,218	EUR	1,050	08/23/17	27
Royal Bank of Canada	USD	516	GBP	394	08/23/17	5
Royal Bank of Canada	USD	1,192	ILS	4,243	08/23/17	—
Royal Bank of Canada	AUD	130	USD	99	09/20/17	(5)
Royal Bank of Canada	EUR	477	USD	540	09/20/17	(26)
Royal Bank of Canada	GBP	163	USD	210	09/20/17	(6)
Royal Bank of Canada	HKD	387	USD	50	09/20/17	—
Royal Bank of Canada	ILS	1,806	USD	507	08/23/17	—
Royal Bank of Canada	JPY	31,320	USD	288	09/20/17	3

See accompanying notes which are an integral part of this quarterly report.

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	SEK	283	USD	33	09/20/17	(2)
State Street	USD	562	AUD	705	08/08/17	2
State Street	USD	754	CAD	940	08/08/17	—
State Street	USD	645	CHF	625	08/08/17	2
State Street	USD	2,763	EUR	2,355	08/08/17	26
State Street	USD	1,329	GBP	1,013	08/08/17	8
State Street	USD	268	HKD	2,092	08/08/17	—
State Street	USD	1,805	JPY	199,452	08/08/17	5
State Street	USD	286	SEK	2,323	08/08/17	2
State Street	USD	99	SGD	134	08/08/17	—
State Street	AUD	719	USD	552	08/08/17	(23)
State Street	AUD	705	USD	562	09/08/17	(2)
State Street	AUD	130	USD	99	09/20/17	(5)
State Street	CAD	974	USD	751	08/08/17	(30)
State Street	CAD	940	USD	755	09/08/17	—
State Street	CHF	673	USD	704	08/08/17	8
State Street	CHF	625	USD	646	09/08/17	(2)
State Street	EUR	2,457	USD	2,808	08/08/17	(102)
State Street	EUR	2,355	USD	2,767	09/08/17	(26)
State Street	EUR	477	USD	541	09/20/17	(25)
State Street	GBP	1,081	USD	1,405	08/08/17	(22)
State Street	GBP	1,013	USD	1,331	09/08/17	(8)
State Street	GBP	163	USD	210	09/20/17	(6)
State Street	HKD	2,171	USD	278	08/08/17	—
State Street	HKD	2,092	USD	268	09/08/17	—
State Street	HKD	387	USD	50	09/20/17	—
State Street	JPY	186,301	USD	1,666	08/08/17	(24)
State Street	JPY	199,452	USD	1,807	09/08/17	(5)
State Street	JPY	31,320	USD	288	09/20/17	4
State Street	SEK	2,508	USD	297	08/08/17	(14)
State Street	SEK	2,323	USD	286	09/08/17	(2)
State Street	SEK	283	USD	33	09/20/17	(2)
State Street	SGD	136	USD	99	08/08/17	(2)
State Street	SGD	134	USD	99	09/08/17	—
UBS	AUD	130	USD	99	09/20/17	(5)
UBS	EUR	477	USD	540	09/20/17	(26)
UBS	GBP	163	USD	210	09/20/17	(6)
UBS	HKD	387	USD	50	09/20/17	—
UBS	JPY	31,320	USD	288	09/20/17	3
UBS	SEK	283	USD	33	09/20/17	(2)
Westpac	CHF	493	USD	519	08/23/17	8
Westpac	CHF	814	USD	856	08/23/17	13
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(290)

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 5

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$298,085	$—	$—	$—	$298,085
Short-Term Investments	—	—	—	4,258	4,258
Total Investments	298,085	—	—	4,258	302,343

Other Financial Instruments
Assets
Futures Contracts	328	—	—	—	328
Foreign Currency Exchange Contracts	—	203	—	—	203
Liabilities
Futures Contracts	(603)	—	—	—	(603)
Foreign Currency Exchange Contracts	—	(493)	—	—	(493)
Total Other Financial Instruments*	$(275)	$(290)	$—	$—	$(565)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

6 Conservative Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 98.0%
Alternative - 6.0%
Commodity Strategies Fund Class Y		2,814,121		15,393
Global Infrastructure Fund Class Y		1,193,897		14,948
Global Real Estate Securities Fund Class Y		20,180		706
				31,047

Domestic Equities - 9.4%
Select U. S. Equity Fund Class Y		643,852		8,209
U. S. Defensive Equity Fund Class Y		5,769		302
U. S. Dynamic Equity Fund Class Y		101,626		1,154
U. S. Small Cap Equity Fund Class Y		1,174,763		38,651
				48,316

Fixed Income - 51.6%
Global Opportunistic Credit Fund Class Y		6,342,908		63,683
Investment Grade Bond Fund Class Y		2,920,923		62,595
Strategic Bond Fund Class Y	10,539,157			112,979
Unconstrained Total Return Fund Class Y		2,559,936		25,625
				264,882

International Equities - 19.0%
Emerging Markets Fund Class Y		1,636,209		32,675
Global Equity Fund Class Y		3,071,318		34,860
Select International Equity Fund Class Y		3,043,331		30,281
				97,816

Multi-Asset - 12.0%
Multi-Strategy Income Fund Class Y		6,043,217		61,641

Total Investments in Affiliated Funds
(cost $460,371)				503,702

Options Purchased - 0.2%
(Number of Contracts)
S&P 500 Index
Aug 2017 2,419.89 Call (11,686)	USD	28,279	(ÿ)	635
Aug 2017 2,427.51 Call (7,489)	USD	18,180	(ÿ)	356
Total Options Purchased
(cost $671)				991

Short-Term Investments - 0.6%
U. S. Cash Management Fund		3,028,716	(8)	3,029
Total Short-Term Investments
(cost $3,029)				3,029

Total Investments 98.8%
(identified cost $464,071)				507,722

Other Assets and Liabilities, Net - 1.2%				5,964
Net Assets - 100.0%				513,686

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 7

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	22	EUR	2,296	08/17	25
Australia 10 Year Government Bond Futures	68	AUD	8,769	09/17	(181)
CAC40 Euro Index Futures	128	EUR	6,515	08/17	(193)
DAX Index Futures	19	EUR	5,752	09/17	(361)
EURO STOXX 50 Index Futures	120	EUR	4,136	09/17	(156)
FTSE/MIB Index Futures	14	EUR	1,504	09/17	38
IBEX 35 Index Futures	22	EUR	2,310	08/17	(28)
MSCI Emerging Markets Mini Index Futures	65	USD	6,301	09/17	116
OMXS30 Index Futures	90	SEK	13,905	08/17	(83)
Russell 1000 Mini Index Futures	3	USD	205	09/17	3
S&P 500 E-Mini Index Futures	139	USD	17,153	09/17	270
S&P Mid 400 E-Mini Index Futures	6	USD	1,056	09/17	3
United States 10 Year Treasury Note Futures	67	USD	8,435	09/17	(88)
Short Positions
Dow Jones U. S. Real Estate Index Futures	217	USD	6,933	09/17	(150)
Euro-Bund Futures	31	EUR	5,020	09/17	128
FTSE 100 Index Futures	20	GBP	1,462	09/17	34
Hang Seng Index Futures	3	HKD	4,084	08/17	(7)
MSCI Emerging Markets Mini Index Futures	3	SGD	111	08/17	—
MSCI Emerging Markets Mini Index Futures	60	USD	3,194	09/17	(143)
Russell 2000 Mini Index Futures	281	USD	20,013	09/17	(85)
S&P/TSX 60 Index Futures	42	CAD	7,471	09/17	115
SPI 200 Index Futures	46	AUD	6,510	09/17	57
TOPIX Index Futures	34	JPY	550,629	09/17	(56)
United Kingdom Long Gilt Futures	37	GBP	4,663	09/17	149
United States 2 Year Treasury Note Futures	31	USD	6,707	09/17	2
United States 5 Year Treasury Note Futures	108	USD	12,760	09/17	(2)
United States 10 Year Treasury Note Futures	70	USD	8,812	09/17	1
United States Long Bond Futures	4	USD	612	09/17	(3)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(595)

Options Written
Amounts in thousands (except contract amounts)
Transactions in options written contracts for the period ended July 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	—	$—
Opened	250,434	585
Closed	(244,718)	(571)
Expired	(5,716)	(14)
Outstanding July 31, 2017	—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	CNY	59,970	USD	8,770	09/20/17	(127)
Bank of America	RUB	83,270	USD	1,428	09/20/17	50
Bank of America	TWD	125,440	USD	4,158	09/20/17	(3)
Bank of Montreal	USD	13	AUD	17	08/08/17	1
Bank of Montreal	USD	516	AUD	647	08/08/17	1
Bank of Montreal	USD	1,455	AUD	1,836	08/23/17	13
Bank of Montreal	USD	38	CAD	49	08/08/17	2
Bank of Montreal	USD	693	CAD	863	08/08/17	(1)

See accompanying notes which are an integral part of this quarterly report.

8 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	81	CHF	78	08/08/17	—
Bank of Montreal	USD	593	CHF	574	08/08/17	1
Bank of Montreal	USD	175	EUR	154	08/08/17	7
Bank of Montreal	USD	2,538	EUR	2,163	08/08/17	23
Bank of Montreal	USD	142	GBP	110	08/08/17	3
Bank of Montreal	USD	1,220	GBP	930	08/08/17	7
Bank of Montreal	USD	15	HKD	114	08/08/17	—
Bank of Montreal	USD	246	HKD	1,921	08/08/17	—
Bank of Montreal	USD	1,657	JPY	183,148	08/08/17	5
Bank of Montreal	USD	36	SEK	305	08/08/17	2
Bank of Montreal	USD	262	SEK	2,133	08/08/17	2
Bank of Montreal	USD	2	SGD	3	08/08/17	—
Bank of Montreal	USD	91	SGD	123	08/08/17	—
Bank of Montreal	AUD	2,615	USD	2,043	08/23/17	(49)
Bank of Montreal	AUD	647	USD	516	09/08/17	(1)
Bank of Montreal	CAD	863	USD	693	09/08/17	1
Bank of Montreal	CHF	574	USD	594	09/08/17	(1)
Bank of Montreal	EUR	2,163	USD	2,542	09/08/17	(23)
Bank of Montreal	GBP	930	USD	1,222	09/08/17	(7)
Bank of Montreal	HKD	1,921	USD	246	09/08/17	—
Bank of Montreal	JPY	26,726	USD	236	08/08/17	(6)
Bank of Montreal	JPY	183,148	USD	1,659	09/08/17	(5)
Bank of Montreal	NOK	7,097	USD	872	08/23/17	(32)
Bank of Montreal	SEK	2,133	USD	263	09/08/17	(2)
Bank of Montreal	SGD	123	USD	91	09/08/17	—
Citibank	USD	872	JPY	97,459	08/23/17	13
Citibank	USD	1,426	NZD	1,939	08/23/17	30
Citibank	USD	2,037	SEK	16,881	08/23/17	56
Citibank	DKK	9,246	USD	1,442	08/23/17	(31)
Citibank	JPY	229,030	USD	2,033	08/23/17	(46)
Citibank	SEK	11,853	USD	1,438	08/23/17	(32)
Commonwealth Bank of Australia	USD	874	EUR	754	08/23/17	19
Commonwealth Bank of Australia	USD	2,054	EUR	1,771	08/23/17	45
Commonwealth Bank of Australia	AUD	656	USD	503	08/08/17	(21)
Commonwealth Bank of Australia	CAD	888	USD	685	08/08/17	(27)
Commonwealth Bank of Australia	CHF	613	USD	641	08/08/17	7
Commonwealth Bank of Australia	EUR	2,240	USD	2,560	08/08/17	(93)
Commonwealth Bank of Australia	GBP	985	USD	1,280	08/08/17	(20)
Commonwealth Bank of Australia	HKD	1,978	USD	254	08/08/17	—
Commonwealth Bank of Australia	JPY	169,785	USD	1,518	08/08/17	(22)
Commonwealth Bank of Australia	SEK	2,286	USD	271	08/08/17	(12)
Commonwealth Bank of Australia	SGD	125	USD	90	08/08/17	(1)
Royal Bank of Canada	USD	516	AUD	647	08/08/17	1
Royal Bank of Canada	USD	693	CAD	863	08/08/17	(1)
Royal Bank of Canada	USD	312	CAD	410	09/20/17	18
Royal Bank of Canada	USD	592	CHF	574	08/08/17	1
Royal Bank of Canada	USD	2,537	EUR	2,163	08/08/17	23
Royal Bank of Canada	USD	1,221	GBP	930	08/08/17	7
Royal Bank of Canada	USD	869	GBP	664	08/23/17	8
Royal Bank of Canada	USD	246	HKD	1,921	08/08/17	—
Royal Bank of Canada	USD	2,010	ILS	7,154	08/23/17	—
Royal Bank of Canada	USD	1,657	JPY	183,148	08/08/17	5
Royal Bank of Canada	USD	390	MXN	7,120	09/20/17	6
Royal Bank of Canada	USD	262	SEK	2,133	08/08/17	2
Royal Bank of Canada	USD	7	SEK	58	09/20/17	—
Royal Bank of Canada	USD	91	SGD	123	08/08/17	—
Royal Bank of Canada	AUD	647	USD	516	09/08/17	(1)
Royal Bank of Canada	AUD	1,493	USD	1,137	09/20/17	(57)
Royal Bank of Canada	CAD	863	USD	693	09/08/17	1
Royal Bank of Canada	CHF	574	USD	594	09/08/17	(1)
Royal Bank of Canada	EUR	2,163	USD	2,541	09/08/17	(23)
Royal Bank of Canada	EUR	265	USD	300	09/20/17	(14)
Royal Bank of Canada	GBP	930	USD	1,222	09/08/17	(7)

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 9

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	GBP	83	USD	106	09/20/17	(3)
Royal Bank of Canada	HKD	1,921	USD	246	09/08/17	—
Royal Bank of Canada	HKD	853	USD	110	09/20/17	—
Royal Bank of Canada	ILS	3,044	USD	855	08/23/17	—
Royal Bank of Canada	JPY	183,148	USD	1,659	09/08/17	(5)
Royal Bank of Canada	JPY	18,240	USD	168	09/20/17	2
Royal Bank of Canada	SEK	2,133	USD	263	09/08/17	(2)
Royal Bank of Canada	SGD	123	USD	91	09/08/17	—
Royal Bank of Canada	ZAR	998	USD	78	09/20/17	3
Standard Chartered	USD	312	CAD	410	09/20/17	17
Standard Chartered	USD	390	MXN	7,120	09/20/17	6
Standard Chartered	USD	7	SEK	58	09/20/17	—
Standard Chartered	AUD	1,493	USD	1,136	09/20/17	(56)
Standard Chartered	EUR	265	USD	300	09/20/17	(14)
Standard Chartered	GBP	83	USD	106	09/20/17	(3)
Standard Chartered	HKD	853	USD	110	09/20/17	—
Standard Chartered	JPY	18,240	USD	168	09/20/17	2
Standard Chartered	ZAR	998	USD	78	09/20/17	3
State Street	USD	312	CAD	410	09/20/17	18
State Street	USD	1,542	INR	100,040	09/20/17	10
State Street	USD	391	MXN	7,120	09/20/17	6
State Street	USD	7	SEK	58	09/20/17	—
State Street	AUD	1,493	USD	1,137	09/20/17	(57)
State Street	EUR	265	USD	301	09/20/17	(14)
State Street	GBP	83	USD	106	09/20/17	(3)
State Street	HKD	853	USD	110	09/20/17	—
State Street	JPY	18,240	USD	168	09/20/17	2
State Street	KRW	6,606,860	USD	5,906	09/20/17	6
State Street	ZAR	998	USD	78	09/20/17	3
UBS	USD	312	CAD	410	09/20/17	18
UBS	USD	391	MXN	7,120	09/20/17	6
UBS	USD	7	SEK	58	09/20/17	—
UBS	AUD	656	USD	503	08/08/17	(21)
UBS	AUD	1,493	USD	1,136	09/20/17	(57)
UBS	CAD	888	USD	685	08/08/17	(27)
UBS	CHF	613	USD	641	08/08/17	7
UBS	EUR	2,240	USD	2,559	08/08/17	(92)
UBS	EUR	265	USD	300	09/20/17	(14)
UBS	GBP	985	USD	1,280	08/08/17	(20)
UBS	GBP	83	USD	106	09/20/17	(3)
UBS	HKD	1,978	USD	254	08/08/17	—
UBS	HKD	853	USD	110	09/20/17	—
UBS	JPY	169,785	USD	1,518	08/08/17	(23)
UBS	JPY	18,240	USD	168	09/20/17	2
UBS	SEK	2,286	USD	271	08/08/17	(13)
UBS	SGD	125	USD	91	08/08/17	(1)
UBS	ZAR	998	USD	78	09/20/17	3
Westpac	CHF	832	USD	874	08/23/17	13
Westpac	CHF	1,372	USD	1,443	08/23/17	22
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(585)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
S&P 500 Total Return Index	Bank of America	USD	45,998	09/15/17	(840)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(840)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate is based on the 3
Month LIBOR rate plus a fee of 0.325%.

See accompanying notes which are an integral part of this quarterly report.

10 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Bank of America	USD	13,000	(1.000%)	06/20/22	523
CDX NA High Yield Index	Bank of America	USD	11,700	(5.000%)	06/20/22	(865)
CDX NA Investment Grade Index	Bank of America	USD	20,000	1.000%	06/20/22	391
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $191						49

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$503,702	$—	$—	$—	$503,702
Options Purchased	—	991	—	—	991
Short-Term Investments	—	—	—	3,029	3,029
Total Investments	503,702	991	—	3,029	507,722

Other Financial Instruments
Assets
Futures Contracts	941	—	—	—	941
Foreign Currency Exchange Contracts	—	509	—	—	509
Credit Default Swap Contracts	—	914	—	—	914
Liabilities
Futures Contracts	(1,536)	—	—	—	(1,536)
Foreign Currency Exchange Contracts	—	(1,094)	—	—	(1,094)
Credit Default Swap Contracts	—	(865)	—	—	(865)
Total Return Swap Contracts	—	(840)	—	—	(840)
Total Other Financial Instruments*	$(595)	$(1,376)	$—	$—	$(1,971)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 11

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Affiliated Funds - 98.1%
Alternative - 6.9%
Commodity Strategies Fund Class Y		13,306,072		72,784
Global Infrastructure Fund Class Y		3,408,379		42,673
Global Real Estate Securities Fund Class Y		1,044,375		36,532
				151,989

Domestic Equities - 25.2%
Select U. S. Equity Fund Class Y		17,240,634		219,818
U. S. Defensive Equity Fund Class Y		808,855		42,400
U. S. Dynamic Equity Fund Class Y		7,568,284		85,976
U. S. Small Cap Equity Fund Class Y		6,283,040		206,712
				554,906

Fixed Income - 34.3%
Global Opportunistic Credit Fund Class Y		17,565,379		176,356
Strategic Bond Fund Class Y		39,671,438		425,278
Unconstrained Total Return Fund Class Y		15,523,637		155,392
				757,026

International Equities - 27.6%
Emerging Markets Fund Class Y		7,572,686		151,227
Global Equity Fund Class Y		20,735,556		235,348
Select International Equity Fund Class Y		22,215,600		221,045
				607,620

Multi-Asset - 4.1%
Multi-Strategy Income Fund Class Y		8,779,526		89,551

Total Investments in Affiliated Funds
(cost $1,925,819)				2,161,092

Options Purchased - 0.3%
(Number of Contracts)
S&P 500 Index
Aug 2017 2,419.89 Call (64,276)	USD	155,541	(ÿ)	3,493
Aug 2017 2,427.51 Call (64,074)	USD	155,540	(ÿ)	3,047
Total Options Purchased
(cost $4,387)				6,540

Short-Term Investments - 0.5%
U. S. Cash Management Fund		12,463,462	(8)	12,465
Total Short-Term Investments
(cost $12,465)				12,465

Total Investments 98.9%
(identified cost $1,942,671)				2,180,097

Other Assets and Liabilities, Net - 1.1%				23,829
Net Assets - 100.0%				2,203,926

See accompanying notes which are an integral part of this quarterly report.

12 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	120	EUR	12,526	08/17	137
Australia 10 Year Government Bond Futures	578	AUD	74,536	09/17	(1,543)
CAC40 Euro Index Futures	687	EUR	34,968	08/17	(1,035)
DAX Index Futures	106	EUR	32,090	09/17	(2,010)
EURO STOXX 50 Index Futures	648	EUR	22,337	09/17	(843)
FTSE/MIB Index Futures	76	EUR	8,162	09/17	240
IBEX 35 Index Futures	117	EUR	12,284	08/17	(149)
MSCI Emerging Markets Mini Index Futures	262	USD	25,400	09/17	465
OMXS30 Index Futures	481	SEK	74,315	08/17	(526)
S&P 500 E-Mini Index Futures	237	USD	29,246	09/17	460
United States 10 Year Treasury Note Futures	572	USD	72,009	09/17	(747)
Short Positions
Dow Jones U. S. Real Estate Index Futures	439	USD	14,026	09/17	(304)
Euro-Bund Futures	269	EUR	43,565	09/17	1,089
FTSE 100 Index Futures	149	GBP	10,892	09/17	250
Hang Seng Index Futures	15	HKD	20,421	08/17	(38)
MSCI Emerging Markets Mini Index Futures	56	USD	2,981	09/17	(133)
MSCI Singapore Index Futures	20	SGD	737	08/17	(2)
Russell 1000 Mini Index Futures	91	USD	6,223	09/17	(96)
Russell 2000 Mini Index Futures	1,093	USD	77,843	09/17	(330)
S&P 500 E-Mini Index Futures	380	USD	46,892	09/17	(731)
S&P Mid 400 E-Mini Index Futures	50	USD	8,799	09/17	(46)
S&P/TSX 60 Index Futures	251	CAD	44,648	09/17	688
SPI 200 Index Futures	255	AUD	36,089	09/17	315
TOPIX Index Futures	215	JPY	3,481,925	09/17	(356)
United Kingdom Long Gilt Futures	317	GBP	39,948	09/17	1,275
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(3,970)

Options Written
Amounts in thousands (except contract amounts)
Transactions in options written contracts for the period ended July 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	166,233	$2,372
Opened	1,968,556	3,608
Closed	(2,051,906)	(4,853)
Expired	(82,883)	(1,127)
Outstanding July 31, 2017	—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	CNY	309,940	USD	45,326	09/20/17	(654)
Bank of America	RUB	502,590	USD	8,618	09/20/17	300
Bank of America	TWD	611,760	USD	20,278	09/20/17	(14)
Bank of Montreal	USD	88	AUD	115	08/08/17	4
Bank of Montreal	USD	1,930	AUD	2,420	08/08/17	6
Bank of Montreal	USD	12,491	AUD	15,762	08/23/17	115
Bank of Montreal	USD	273	CAD	355	08/08/17	11
Bank of Montreal	USD	2,590	CAD	3,226	08/08/17	(2)
Bank of Montreal	USD	689	CAD	908	09/20/17	40
Bank of Montreal	USD	601	CHF	578	08/08/17	(3)

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 13

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	2,215	CHF	2,146	08/08/17	5
Bank of Montreal	USD	996	CHF	956	09/20/17	(4)
Bank of Montreal	USD	1,282	EUR	1,126	08/08/17	51
Bank of Montreal	USD	9,488	EUR	8,086	08/08/17	87
Bank of Montreal	USD	1,050	GBP	811	08/08/17	20
Bank of Montreal	USD	4,564	GBP	3,478	08/08/17	26
Bank of Montreal	USD	107	HKD	832	08/08/17	—
Bank of Montreal	USD	6,195	JPY	684,752	08/08/17	18
Bank of Montreal	USD	1,359	MXN	24,714	09/20/17	18
Bank of Montreal	USD	267	SEK	2,256	08/08/17	13
Bank of Montreal	USD	10	SGD	14	08/08/17	—
Bank of Montreal	AUD	2,449	USD	1,881	08/08/17	(78)
Bank of Montreal	AUD	22,449	USD	17,541	08/23/17	(415)
Bank of Montreal	AUD	2,420	USD	1,929	09/08/17	(6)
Bank of Montreal	AUD	8,454	USD	6,432	09/20/17	(329)
Bank of Montreal	CAD	3,315	USD	2,557	08/08/17	(102)
Bank of Montreal	CAD	3,226	USD	2,591	09/08/17	2
Bank of Montreal	CHF	2,291	USD	2,396	08/08/17	27
Bank of Montreal	CHF	2,146	USD	2,220	09/08/17	(5)
Bank of Montreal	EUR	8,367	USD	9,562	08/08/17	(347)
Bank of Montreal	EUR	8,086	USD	9,503	09/08/17	(87)
Bank of Montreal	EUR	2,658	USD	3,012	09/20/17	(142)
Bank of Montreal	GBP	3,681	USD	4,783	08/08/17	(74)
Bank of Montreal	GBP	3,478	USD	4,568	09/08/17	(26)
Bank of Montreal	GBP	142	USD	182	09/20/17	(5)
Bank of Montreal	HKD	3,608	USD	464	09/20/17	1
Bank of Montreal	JPY	201,730	USD	1,783	08/08/17	(47)
Bank of Montreal	JPY	634,319	USD	5,672	08/08/17	(83)
Bank of Montreal	JPY	684,752	USD	6,203	09/08/17	(18)
Bank of Montreal	JPY	58,598	USD	539	09/20/17	7
Bank of Montreal	NOK	60,928	USD	7,489	08/23/17	(264)
Bank of Montreal	SEK	822	USD	96	09/20/17	(6)
Bank of Montreal	SGD	122	USD	89	09/20/17	(1)
Bank of Montreal	ZAR	7,568	USD	592	09/20/17	22
Brown Brothers Harriman	USD	1,930	AUD	2,420	08/08/17	5
Brown Brothers Harriman	USD	2,588	CAD	3,226	08/08/17	—
Brown Brothers Harriman	USD	2,213	CHF	2,146	08/08/17	7
Brown Brothers Harriman	USD	9,486	EUR	8,086	08/08/17	89
Brown Brothers Harriman	USD	4,563	GBP	3,478	08/08/17	27
Brown Brothers Harriman	USD	6,196	JPY	684,752	08/08/17	16
Brown Brothers Harriman	AUD	2,420	USD	1,930	09/08/17	(5)
Brown Brothers Harriman	CAD	3,226	USD	2,589	09/08/17	—
Brown Brothers Harriman	CHF	2,146	USD	2,217	09/08/17	(7)
Brown Brothers Harriman	EUR	8,086	USD	9,501	09/08/17	(88)
Brown Brothers Harriman	GBP	3,478	USD	4,568	09/08/17	(27)
Brown Brothers Harriman	JPY	684,752	USD	6,204	09/08/17	(17)
Citibank	USD	7,488	JPY	836,702	08/23/17	108
Citibank	USD	12,240	NZD	16,647	08/23/17	257
Citibank	USD	17,488	SEK	144,926	08/23/17	483
Citibank	DKK	79,382	USD	12,382	08/23/17	(269)
Citibank	JPY	1,966,250	USD	17,457	08/23/17	(394)
Citibank	SEK	101,756	USD	12,346	08/23/17	(272)
Commonwealth Bank of Australia	USD	1,930	AUD	2,420	08/08/17	5
Commonwealth Bank of Australia	USD	2,590	CAD	3,226	08/08/17	(2)
Commonwealth Bank of Australia	USD	2,215	CHF	2,146	08/08/17	5
Commonwealth Bank of Australia	USD	9,486	EUR	8,086	08/08/17	89
Commonwealth Bank of Australia	USD	7,503	EUR	6,470	08/23/17	164
Commonwealth Bank of Australia	USD	17,633	EUR	15,204	08/23/17	383
Commonwealth Bank of Australia	USD	4,565	GBP	3,478	08/08/17	25
Commonwealth Bank of Australia	USD	6,196	JPY	684,752	08/08/17	17
Commonwealth Bank of Australia	AUD	2,449	USD	1,880	08/08/17	(78)
Commonwealth Bank of Australia	AUD	2,420	USD	1,930	09/08/17	(5)
Commonwealth Bank of Australia	CAD	3,315	USD	2,557	08/08/17	(102)

See accompanying notes which are an integral part of this quarterly report.

14 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	CAD	3,226	USD	2,592	09/08/17	2
Commonwealth Bank of Australia	CHF	2,291	USD	2,396	08/08/17	27
Commonwealth Bank of Australia	CHF	2,146	USD	2,219	09/08/17	(5)
Commonwealth Bank of Australia	EUR	8,367	USD	9,563	08/08/17	(345)
Commonwealth Bank of Australia	EUR	8,086	USD	9,501	09/08/17	(89)
Commonwealth Bank of Australia	GBP	3,681	USD	4,783	08/08/17	(74)
Commonwealth Bank of Australia	GBP	3,478	USD	4,569	09/08/17	(25)
Commonwealth Bank of Australia	JPY	634,319	USD	5,671	08/08/17	(84)
Commonwealth Bank of Australia	JPY	684,752	USD	6,204	09/08/17	(17)
Royal Bank of Canada	USD	1,930	AUD	2,420	08/08/17	5
Royal Bank of Canada	USD	2,590	CAD	3,226	08/08/17	(2)
Royal Bank of Canada	USD	690	CAD	908	09/20/17	39
Royal Bank of Canada	USD	2,215	CHF	2,146	08/08/17	5
Royal Bank of Canada	USD	996	CHF	956	09/20/17	(4)
Royal Bank of Canada	USD	9,487	EUR	8,086	08/08/17	87
Royal Bank of Canada	USD	4,565	GBP	3,478	08/08/17	25
Royal Bank of Canada	USD	7,464	GBP	5,705	08/23/17	68
Royal Bank of Canada	USD	17,255	ILS	61,417	08/23/17	4
Royal Bank of Canada	USD	6,196	JPY	684,752	08/08/17	17
Royal Bank of Canada	USD	1,355	MXN	24,714	09/20/17	22
Royal Bank of Canada	AUD	2,449	USD	1,881	08/08/17	(78)
Royal Bank of Canada	AUD	2,420	USD	1,930	09/08/17	(5)
Royal Bank of Canada	AUD	8,454	USD	6,440	09/20/17	(319)
Royal Bank of Canada	CAD	3,315	USD	2,557	08/08/17	(102)
Royal Bank of Canada	CAD	3,226	USD	2,591	09/08/17	2
Royal Bank of Canada	CHF	2,291	USD	2,396	08/08/17	27
Royal Bank of Canada	CHF	2,146	USD	2,219	09/08/17	(5)
Royal Bank of Canada	EUR	8,367	USD	9,562	08/08/17	(347)
Royal Bank of Canada	EUR	8,086	USD	9,502	09/08/17	(88)
Royal Bank of Canada	EUR	2,658	USD	3,011	09/20/17	(144)
Royal Bank of Canada	GBP	3,681	USD	4,782	08/08/17	(75)
Royal Bank of Canada	GBP	3,478	USD	4,569	09/08/17	(25)
Royal Bank of Canada	GBP	142	USD	182	09/20/17	(5)
Royal Bank of Canada	HKD	3,608	USD	464	09/20/17	1
Royal Bank of Canada	ILS	26,135	USD	7,343	08/23/17	(2)
Royal Bank of Canada	JPY	634,319	USD	5,672	08/08/17	(83)
Royal Bank of Canada	JPY	684,752	USD	6,204	09/08/17	(17)
Royal Bank of Canada	JPY	58,598	USD	539	09/20/17	6
Royal Bank of Canada	SEK	822	USD	96	09/20/17	(6)
Royal Bank of Canada	SGD	122	USD	89	09/20/17	(1)
Royal Bank of Canada	ZAR	7,568	USD	591	09/20/17	21
Standard Chartered	USD	690	CAD	908	09/20/17	39
Standard Chartered	USD	996	CHF	956	09/20/17	(4)
Standard Chartered	USD	1,355	MXN	24,714	09/20/17	22
Standard Chartered	AUD	8,454	USD	6,437	09/20/17	(322)
Standard Chartered	EUR	2,658	USD	3,010	09/20/17	(145)
Standard Chartered	GBP	142	USD	182	09/20/17	(5)
Standard Chartered	HKD	3,608	USD	464	09/20/17	1
Standard Chartered	JPY	58,598	USD	538	09/20/17	5
Standard Chartered	SEK	822	USD	96	09/20/17	(6)
Standard Chartered	SGD	122	USD	89	09/20/17	(1)
Standard Chartered	ZAR	7,568	USD	591	09/20/17	21
State Street	USD	690	CAD	908	09/20/17	39
State Street	USD	997	CHF	956	09/20/17	(5)
State Street	USD	3,679	HKD	28,729	08/08/17	—
State Street	USD	3,085	INR	200,150	09/20/17	20
State Street	USD	1,357	MXN	24,714	09/20/17	20
State Street	USD	3,921	SEK	31,899	08/08/17	31
State Street	USD	1,358	SGD	1,843	08/08/17	2
State Street	AUD	8,454	USD	6,441	09/20/17	(319)
State Street	EUR	2,658	USD	3,015	09/20/17	(139)
State Street	GBP	142	USD	182	09/20/17	(5)
State Street	HKD	29,561	USD	3,791	08/08/17	6

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 15

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	HKD	28,729	USD	3,682	09/08/17	—
State Street	HKD	3,608	USD	464	09/20/17	1
State Street	JPY	58,598	USD	540	09/20/17	7
State Street	KRW	33,902,210	USD	30,308	09/20/17	29
State Street	SEK	34,155	USD	4,045	08/08/17	(188)
State Street	SEK	31,899	USD	3,928	09/08/17	(31)
State Street	SEK	822	USD	96	09/20/17	(6)
State Street	SGD	1,857	USD	1,350	08/08/17	(21)
State Street	SGD	1,843	USD	1,359	09/08/17	(2)
State Street	SGD	122	USD	89	09/20/17	(1)
State Street	ZAR	7,568	USD	590	09/20/17	21
UBS	USD	690	CAD	908	09/20/17	39
UBS	USD	995	CHF	956	09/20/17	(3)
UBS	USD	1,357	MXN	24,714	09/20/17	21
UBS	AUD	2,449	USD	1,880	08/08/17	(78)
UBS	AUD	8,454	USD	6,437	09/20/17	(322)
UBS	CAD	3,315	USD	2,557	08/08/17	(102)
UBS	CHF	2,291	USD	2,395	08/08/17	26
UBS	EUR	8,367	USD	9,562	08/08/17	(347)
UBS	EUR	2,658	USD	3,012	09/20/17	(143)
UBS	GBP	3,681	USD	4,782	08/08/17	(75)
UBS	GBP	142	USD	182	09/20/17	(6)
UBS	HKD	3,608	USD	464	09/20/17	1
UBS	JPY	634,319	USD	5,671	08/08/17	(84)
UBS	JPY	58,598	USD	539	09/20/17	6
UBS	SEK	822	USD	96	09/20/17	(6)
UBS	SGD	122	USD	89	09/20/17	(1)
UBS	ZAR	7,568	USD	590	09/20/17	20
Westpac	CHF	7,140	USD	7,506	08/23/17	113
Westpac	CHF	11,780	USD	12,385	08/23/17	186
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(4,805)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
S&P 500 Total Return Index	Bank of America	USD	307,997	09/15/17	(5,627)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(5,627)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate is based on the 3
Month LIBOR rate plus a fee of 0.325%.

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Bank of America	USD	41,700	(1.000%)	06/20/22	1,678
CDX NA High Yield Index	Bank of America	USD	2,400	(5.000%)	06/20/22	(178)
CDX NA Investment Grade Index	Bank of America	USD	163,000	1.000%	06/20/22	3,191
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $4,994						4,691

See accompanying notes which are an integral part of this quarterly report.

16 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$2,161,092	$—	$—	$—	$2,161,092
Options Purchased	—	6,540	—	—	6,540
Short-Term Investments	—	—	—	12,465	12,465
Total Investments	2,161,092	6,540	—	12,465	2,180,097

Other Financial Instruments
Assets
Futures Contracts	4,919	—	—	—	4,919
Foreign Currency Exchange Contracts	—	3,487	—	—	3,487
Credit Default Swap Contracts	—	4,869	—	—	4,869
Liabilities
Futures Contracts	(8,889)	—	—	—	(8,889)
Foreign Currency Exchange Contracts	—	(8,292)	—	—	(8,292)
Total Return Swap Contracts	—	(5,627)	—	—	(5,627)
Credit Default Swap Contracts	—	(178)	—	—	(178)
Total Other Financial Instruments*	$(3,970)	$(5,741)	$—	$—	$(9,711)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 17

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Affiliated Funds - 97.8%
Alternative - 8.6%
Commodity Strategies Fund Class Y		8,168,778		44,683
Global Infrastructure Fund Class Y		3,379,994		42,318
Global Real Estate Securities Fund Class Y		1,149,606		40,213
				127,214

Domestic Equities - 35.9%
Select U. S. Equity Fund Class Y		16,769,158		213,807
U. S. Defensive Equity Fund Class Y		1,367,918		71,706
U. S. Dynamic Equity Fund Class Y		6,541,011		74,306
U. S. Small Cap Equity Fund Class Y		5,150,182		169,441
				529,260

Fixed Income - 19.2%
Global Opportunistic Credit Fund Class Y		8,528,762		85,629
Strategic Bond Fund Class Y		6,943,596		74,435
Unconstrained Total Return Fund Class Y		12,360,845		123,732
				283,796

International Equities - 34.1%
Emerging Markets Fund Class Y		6,381,636		127,441
Global Equity Fund Class Y		16,117,319		182,932
Select International Equity Fund Class Y		19,384,606		192,877
				503,250

Total Investments in Affiliated Funds
(cost $1,264,772)				1,443,520

Options Purchased - 0.1%
(Number of Contracts)
S&P 500 Index
Aug 2017 2,419.89 Call (20,869)	USD	50,501	(ÿ)	1,134
Aug 2017 2,427.51 Call (15,810)	USD	38,379	(ÿ)	752
Total Options Purchased
(cost $1,272)				1,886

Short-Term Investments - 0.7%
U. S. Cash Management Fund		9,593,399	(8)	9,594
Total Short-Term Investments
(cost $9,594)				9,594

Total Investments 98.6%
(identified cost $1,275,638)				1,455,000

Other Assets and Liabilities, Net - 1.4%				20,639
Net Assets - 100.0%				1,475,639

See accompanying notes which are an integral part of this quarterly report.

18 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	111	EUR	11,586	08/17	127
Australia 10 Year Government Bond Futures	389	AUD	50,163	09/17	(1,040)
CAC40 Euro Index Futures	636	EUR	32,372	08/17	(959)
DAX Index Futures	99	EUR	29,971	09/17	(1,877)
EURO STOXX 50 Index Futures	525	EUR	18,097	09/17	(684)
FTSE/MIB Index Futures	70	EUR	7,518	09/17	221
IBEX 35 Index Futures	105	EUR	11,024	08/17	(133)
MSCI Emerging Markets Mini Index Futures	311	USD	21,187	09/17	735
OMXS30 Index Futures	446	SEK	68,907	08/17	(487)
S&P 500 E-Mini Index Futures	30	USD	3,702	09/17	62
United States 2 Year Treasury Note Futures	73	USD	15,793	09/17	(6)
United States 5 Year Treasury Note Futures	260	USD	30,718	09/17	6
United States 10 Year Treasury Note Futures	558	USD	70,247	09/17	(506)
United States Long Bond Futures	12	USD	1,836	09/17	8
Short Positions
Dow Jones U. S. Real Estate Index Futures	400	USD	12,780	09/17	(277)
Euro-Bund Futures	181	EUR	29,313	09/17	738
FTSE 100 Index Futures	23	GBP	1,681	09/17	39
Hang Seng Index Futures	6	HKD	8,168	08/17	(15)
MSCI Emerging Markets Mini Index Futures	7	SGD	258	08/17	(1)
Russell 1000 Mini Index Futures	163	USD	11,146	09/17	(173)
Russell 2000 Mini Index Futures	410	USD	29,200	09/17	(124)
S&P 500 E-Mini Index Futures	905	USD	111,677	09/17	(1,739)
S&P Mid 400 E-Mini Index Futures	89	USD	15,662	09/17	(82)
S&P/TSX 60 Index Futures	177	CAD	31,485	09/17	485
SPI 200 Index Futures	201	AUD	28,447	09/17	249
TOPIX Index Futures	78	JPY	1,263,209	09/17	(129)
United Kingdom Long Gilt Futures	214	GBP	26,968	09/17	859
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(4,703)

Options Written
Amounts in thousands (except contract amounts)
Transactions in options written contracts for the period ended July 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	141,886	$2,016
Opened	487,619	893
Closed	(557,079)	(1,931)
Expired	(72,426)	(978)
Outstanding July 31, 2017	—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	CNY	233,330	USD	34,123	09/20/17	(492)
Bank of America	RUB	303,330	USD	5,201	09/20/17	181
Bank of America	TWD	501,900	USD	16,636	09/20/17	(12)
Bank of Montreal	USD	85	AUD	111	08/08/17	4
Bank of Montreal	USD	1,229	AUD	1,541	08/08/17	4
Bank of Montreal	USD	8,367	AUD	10,557	08/23/17	77
Bank of Montreal	USD	213	CAD	277	08/08/17	9
Bank of Montreal	USD	1,649	CAD	2,054	08/08/17	(1)
Bank of Montreal	USD	419	CAD	552	09/20/17	24

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 19

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	420	CHF	404	08/08/17	(2)
Bank of Montreal	USD	1,410	CHF	1,366	08/08/17	3
Bank of Montreal	USD	631	CHF	606	09/20/17	(3)
Bank of Montreal	USD	962	EUR	845	08/08/17	38
Bank of Montreal	USD	6,041	EUR	5,148	08/08/17	55
Bank of Montreal	USD	45	EUR	40	09/20/17	2
Bank of Montreal	USD	742	GBP	573	08/08/17	14
Bank of Montreal	USD	2,906	GBP	2,214	08/08/17	16
Bank of Montreal	USD	483	GBP	376	09/20/17	14
Bank of Montreal	USD	83	HKD	644	08/08/17	—
Bank of Montreal	USD	3,944	JPY	435,974	08/08/17	11
Bank of Montreal	USD	760	JPY	82,574	09/20/17	(9)
Bank of Montreal	USD	627	MXN	11,406	09/20/17	8
Bank of Montreal	USD	185	SEK	1,567	08/08/17	9
Bank of Montreal	USD	69	SEK	594	09/20/17	5
Bank of Montreal	USD	12	SGD	17	08/08/17	—
Bank of Montreal	AUD	1,568	USD	1,205	08/08/17	(50)
Bank of Montreal	AUD	15,036	USD	11,749	08/23/17	(277)
Bank of Montreal	AUD	1,541	USD	1,228	09/08/17	(4)
Bank of Montreal	AUD	7,348	USD	5,590	09/20/17	(285)
Bank of Montreal	CAD	2,123	USD	1,638	08/08/17	(65)
Bank of Montreal	CAD	2,054	USD	1,650	09/08/17	1
Bank of Montreal	CHF	1,467	USD	1,535	08/08/17	17
Bank of Montreal	CHF	1,366	USD	1,413	09/08/17	(3)
Bank of Montreal	EUR	5,359	USD	6,125	08/08/17	(221)
Bank of Montreal	EUR	5,148	USD	6,051	09/08/17	(55)
Bank of Montreal	GBP	2,358	USD	3,063	08/08/17	(48)
Bank of Montreal	GBP	2,214	USD	2,909	09/08/17	(16)
Bank of Montreal	HKD	900	USD	116	09/20/17	—
Bank of Montreal	JPY	118,711	USD	1,049	08/08/17	(28)
Bank of Montreal	JPY	406,296	USD	3,633	08/08/17	(53)
Bank of Montreal	JPY	435,974	USD	3,950	09/08/17	(11)
Bank of Montreal	NOK	40,810	USD	5,016	08/23/17	(176)
Bank of Montreal	SGD	40	USD	29	09/20/17	—
Bank of Montreal	ZAR	1,776	USD	139	09/20/17	5
Brown Brothers Harriman	USD	1,229	AUD	1,541	08/08/17	3
Brown Brothers Harriman	USD	1,648	CAD	2,054	08/08/17	—
Brown Brothers Harriman	USD	1,409	CHF	1,366	08/08/17	4
Brown Brothers Harriman	USD	6,040	EUR	5,148	08/08/17	57
Brown Brothers Harriman	USD	2,905	GBP	2,214	08/08/17	18
Brown Brothers Harriman	USD	3,945	JPY	435,974	08/08/17	10
Brown Brothers Harriman	AUD	1,541	USD	1,229	09/08/17	(3)
Brown Brothers Harriman	CAD	2,054	USD	1,648	09/08/17	—
Brown Brothers Harriman	CHF	1,366	USD	1,412	09/08/17	(5)
Brown Brothers Harriman	EUR	5,148	USD	6,049	09/08/17	(56)
Brown Brothers Harriman	GBP	2,214	USD	2,908	09/08/17	(17)
Brown Brothers Harriman	JPY	435,974	USD	3,950	09/08/17	(11)
Citibank	USD	5,015	JPY	560,430	08/23/17	73
Citibank	USD	8,198	NZD	11,150	08/23/17	172
Citibank	USD	11,714	SEK	97,072	08/23/17	323
Citibank	DKK	53,171	USD	8,293	08/23/17	(180)
Citibank	JPY	1,317,010	USD	11,693	08/23/17	(264)
Citibank	SEK	68,157	USD	8,269	08/23/17	(182)
Commonwealth Bank of Australia	USD	1,229	AUD	1,541	08/08/17	3
Commonwealth Bank of Australia	USD	1,649	CAD	2,054	08/08/17	(1)
Commonwealth Bank of Australia	USD	1,410	CHF	1,366	08/08/17	3
Commonwealth Bank of Australia	USD	6,039	EUR	5,148	08/08/17	57
Commonwealth Bank of Australia	USD	5,026	EUR	4,333	08/23/17	110
Commonwealth Bank of Australia	USD	11,811	EUR	10,184	08/23/17	257
Commonwealth Bank of Australia	USD	2,906	GBP	2,214	08/08/17	16
Commonwealth Bank of Australia	USD	3,945	JPY	435,974	08/08/17	11
Commonwealth Bank of Australia	AUD	1,568	USD	1,204	08/08/17	(50)
Commonwealth Bank of Australia	AUD	1,541	USD	1,228	09/08/17	(3)

See accompanying notes which are an integral part of this quarterly report.

20 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	CAD	2,123	USD	1,638	08/08/17	(65)
Commonwealth Bank of Australia	CAD	2,054	USD	1,650	09/08/17	2
Commonwealth Bank of Australia	CHF	1,467	USD	1,535	08/08/17	17
Commonwealth Bank of Australia	CHF	1,366	USD	1,413	09/08/17	(3)
Commonwealth Bank of Australia	EUR	5,359	USD	6,125	08/08/17	(222)
Commonwealth Bank of Australia	EUR	5,148	USD	6,049	09/08/17	(57)
Commonwealth Bank of Australia	GBP	2,358	USD	3,063	08/08/17	(48)
Commonwealth Bank of Australia	GBP	2,214	USD	2,909	09/08/17	(16)
Commonwealth Bank of Australia	JPY	406,296	USD	3,633	08/08/17	(54)
Commonwealth Bank of Australia	JPY	435,974	USD	3,950	09/08/17	(11)
Royal Bank of Canada	USD	1,229	AUD	1,541	08/08/17	3
Royal Bank of Canada	USD	1,649	CAD	2,054	08/08/17	(1)
Royal Bank of Canada	USD	419	CAD	552	09/20/17	24
Royal Bank of Canada	USD	1,410	CHF	1,366	08/08/17	3
Royal Bank of Canada	USD	631	CHF	606	09/20/17	(3)
Royal Bank of Canada	USD	6,040	EUR	5,148	08/08/17	56
Royal Bank of Canada	USD	45	EUR	40	09/20/17	2
Royal Bank of Canada	USD	2,906	GBP	2,214	08/08/17	16
Royal Bank of Canada	USD	4,999	GBP	3,821	08/23/17	46
Royal Bank of Canada	USD	483	GBP	376	09/20/17	14
Royal Bank of Canada	USD	11,558	ILS	41,137	08/23/17	3
Royal Bank of Canada	USD	3,945	JPY	435,974	08/08/17	11
Royal Bank of Canada	USD	759	JPY	82,574	09/20/17	(8)
Royal Bank of Canada	USD	626	MXN	11,406	09/20/17	10
Royal Bank of Canada	USD	69	SEK	594	09/20/17	5
Royal Bank of Canada	AUD	1,568	USD	1,205	08/08/17	(50)
Royal Bank of Canada	AUD	1,541	USD	1,228	09/08/17	(3)
Royal Bank of Canada	AUD	7,348	USD	5,597	09/20/17	(279)
Royal Bank of Canada	CAD	2,123	USD	1,638	08/08/17	(65)
Royal Bank of Canada	CAD	2,054	USD	1,650	09/08/17	1
Royal Bank of Canada	CHF	1,467	USD	1,535	08/08/17	17
Royal Bank of Canada	CHF	1,366	USD	1,413	09/08/17	(3)
Royal Bank of Canada	EUR	5,359	USD	6,125	08/08/17	(222)
Royal Bank of Canada	EUR	5,148	USD	6,050	09/08/17	(56)
Royal Bank of Canada	GBP	2,358	USD	3,063	08/08/17	(48)
Royal Bank of Canada	GBP	2,214	USD	2,909	09/08/17	(16)
Royal Bank of Canada	HKD	900	USD	116	09/20/17	—
Royal Bank of Canada	ILS	17,505	USD	4,918	08/23/17	(1)
Royal Bank of Canada	JPY	406,296	USD	3,633	08/08/17	(53)
Royal Bank of Canada	JPY	435,974	USD	3,950	09/08/17	(11)
Royal Bank of Canada	SGD	40	USD	29	09/20/17	—
Royal Bank of Canada	ZAR	1,776	USD	139	09/20/17	5
Standard Chartered	USD	420	CAD	552	09/20/17	24
Standard Chartered	USD	631	CHF	606	09/20/17	(3)
Standard Chartered	USD	45	EUR	40	09/20/17	2
Standard Chartered	USD	483	GBP	376	09/20/17	14
Standard Chartered	USD	758	JPY	82,574	09/20/17	(8)
Standard Chartered	USD	625	MXN	11,406	09/20/17	10
Standard Chartered	USD	69	SEK	594	09/20/17	5
Standard Chartered	AUD	7,348	USD	5,595	09/20/17	(279)
Standard Chartered	HKD	900	USD	116	09/20/17	—
Standard Chartered	SGD	40	USD	29	09/20/17	—
Standard Chartered	ZAR	1,776	USD	139	09/20/17	5
State Street	USD	419	CAD	552	09/20/17	24
State Street	USD	632	CHF	606	09/20/17	(3)
State Street	USD	45	EUR	40	09/20/17	2
State Street	USD	482	GBP	376	09/20/17	14
State Street	USD	2,342	HKD	18,291	08/08/17	—
State Street	USD	760	JPY	82,574	09/20/17	(10)
State Street	USD	626	MXN	11,406	09/20/17	9
State Street	USD	2,497	SEK	20,310	08/08/17	20
State Street	USD	69	SEK	594	09/20/17	5
State Street	USD	864	SGD	1,173	08/08/17	1

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 21

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	AUD	7,348	USD	5,598	09/20/17	(277)
State Street	HKD	18,935	USD	2,428	08/08/17	4
State Street	HKD	18,291	USD	2,344	09/08/17	—
State Street	HKD	900	USD	116	09/20/17	—
State Street	KRW	27,737,920	USD	24,797	09/20/17	23
State Street	SEK	21,877	USD	2,591	08/08/17	(120)
State Street	SEK	20,310	USD	2,501	09/08/17	(20)
State Street	SGD	1,190	USD	865	08/08/17	(13)
State Street	SGD	1,173	USD	865	09/08/17	(1)
State Street	SGD	40	USD	29	09/20/17	—
State Street	ZAR	1,776	USD	139	09/20/17	5
UBS	USD	419	CAD	552	09/20/17	24
UBS	USD	631	CHF	606	09/20/17	(2)
UBS	USD	45	EUR	40	09/20/17	2
UBS	USD	482	GBP	376	09/20/17	15
UBS	USD	759	JPY	82,574	09/20/17	(8)
UBS	USD	626	MXN	11,406	09/20/17	10
UBS	USD	69	SEK	594	09/20/17	5
UBS	AUD	1,568	USD	1,204	08/08/17	(50)
UBS	AUD	7,348	USD	5,595	09/20/17	(281)
UBS	CAD	2,123	USD	1,638	08/08/17	(66)
UBS	CHF	1,467	USD	1,535	08/08/17	17
UBS	EUR	5,359	USD	6,125	08/08/17	(223)
UBS	GBP	2,358	USD	3,063	08/08/17	(48)
UBS	HKD	900	USD	116	09/20/17	—
UBS	JPY	406,296	USD	3,632	08/08/17	(54)
UBS	SGD	40	USD	29	09/20/17	—
UBS	ZAR	1,776	USD	138	09/20/17	5
Westpac	CHF	4,782	USD	5,027	08/23/17	76
Westpac	CHF	7,891	USD	8,295	08/23/17	124
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(3,050)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
S&P 500 Total Return Index	Bank of America	USD	87,999	09/15/17	(1,608)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(1,608)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were based on 3
Month LIBOR rate plus a fee of 0.325%.

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Bank of America	USD	2,900	(5.000%)	06/20/22	(215)
CDX NA Investment Grade Index	Bank of America	USD	70,400	1.000%	06/20/22	1,378
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $872						1,163

See accompanying notes which are an integral part of this quarterly report.

22 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$1,443,520	$—	$—	$—	$1,443,520
Options Purchased	—	1,886	—	—	1,886
Short-Term Investments	—	—	—	9,594	9,594
Total Investments	1,443,520	1,886	—	9,594	1,455,000

Other Financial Instruments
Assets
Futures Contracts	3,529	—	—	—	3,529
Foreign Currency Exchange Contracts	—	2,294	—	—	2,294
Credit Default Swap Contracts	—	1,378	—	—	1,378
Liabilities
Futures Contracts	(8,232)	—	—	—	(8,232)
Foreign Currency Exchange Contracts	—	(5,344)	—	—	(5,344)
Credit Default Swap Contracts	—	(215)	—	—	(215)
Total Return Swap Contracts	—	(1,608)	—	—	(1,608)
Total Other Financial Instruments*	$(4,703)	$(3,495)	$—	$—	$(8,198)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 23

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 97.7%
Alternative - 6.5%
Commodity Strategies Fund Class Y		3,574,124		19,550
Global Infrastructure Fund Class Y		1,531,207		19,171
Global Real Estate Securities Fund Class Y		99,769		3,490
				42,211

Domestic Equities - 40.7%
Select U. S. Equity Fund Class Y		5,961,834		76,013
U. S. Defensive Equity Fund Class Y		889,919		46,650
U. S. Dynamic Equity Fund Class Y		4,157,009		47,224
U. S. Small Cap Equity Fund Class Y		2,845,433		93,614
				263,501

Fixed Income - 9.5%
Global Opportunistic Credit Fund Class Y		3,226,613		32,395
Unconstrained Total Return Fund Class Y		2,877,231		28,801
				61,196

International Equities - 41.0%
Emerging Markets Fund Class Y		3,852,909		76,943
Global Equity Fund Class Y		9,173,827		104,123
Select International Equity Fund Class Y		8,457,751		84,155
				265,221

Total Investments in Affiliated Funds
(cost $565,750)				632,129

Options Purchased - 0.2%
(Number of Contracts)
S&P 500 Index
Aug 2017 2,419.89 Call (12,104)	USD	29,290	(ÿ)	657
Aug 2017 2,427.51 Call (6,657)	USD	16,160	(ÿ)	317
Total Options Purchased
(cost $661)				974

Short-Term Investments - 0.7%
U. S. Cash Management Fund		4,377,774	(8)	4,378
Total Short-Term Investments
(cost $4,378)				4,378

Total Investments 98.6%
(identified cost $570,789)				637,481

Other Assets and Liabilities, Net - 1.4%				9,213
Net Assets - 100.0%				646,694

See accompanying notes which are an integral part of this quarterly report.

24 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	58	EUR	6,054	08/17	66
Australia 10 Year Government Bond Futures	250	AUD	32,239	09/17	(666)
CAC40 Euro Index Futures	334	EUR	17,001	08/17	(504)
DAX Index Futures	51	EUR	15,440	09/17	(967)
Dow Jones U. S. Real Estate Index Futures	31	USD	990	09/17	21
Euro STOXX 50 Index Futures	309	EUR	10,651	09/17	(403)
FTSE 100 Index Futures	5	GBP	366	09/17	(8)
FTSE/MIB Index Futures	36	EUR	3,866	09/17	98
IBEX 35 Index Futures	55	EUR	5,775	08/17	(70)
MSCI Singapore Mini Index Futures	74	USD	7,174	09/17	131
OMXS30 Index Futures	233	SEK	35,999	08/17	(255)
S&P 500 E-Mini Index Futures	15	USD	1,851	09/17	31
TOPIX Index Futures	11	JPY	178,145	09/17	15
United States 10 Year Treasury Note Futures	248	USD	31,221	09/17	(322)
Short Positions
Euro-Bund Futures	116	EUR	18,786	09/17	472
Hang Seng Index Futures	3	HKD	4,084	08/17	(7)
MSCI Emerging Markets Mini Index Futures	4	SGD	147	08/17	—
MSCI Emerging Markets Mini Index Futures	66	USD	3,513	09/17	(157)
Russell 1000 Mini Index Futures	69	USD	4,718	09/17	(73)
Russell 2000 Mini Index Futures	295	USD	21,010	09/17	(89)
S&P 500 E-Mini Index Futures	356	USD	43,930	09/17	(684)
S&P Mid 400 E-Mini Index Futures	38	USD	6,687	09/17	(35)
S&P/TSX 60 Index Futures	44	CAD	7,827	09/17	121
SPI 200 Index Futures	81	AUD	11,464	09/17	100
United Kingdom Long Gilt Futures	138	GBP	17,391	09/17	557
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(2,628)

Options Written
Amounts in thousands (except contract amounts)
Transactions in options written contracts for the period ended July 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	25,006	$296
Opened	197,734	366
Closed	(214,404)	(615)
Expired	(8,336)	(47)
Outstanding July 31, 2017	—	$—

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	BRL	13,060	USD	3,913	09/20/17	(239)
Bank of America	CNY	139,940	USD	20,465	09/20/17	(295)
Bank of America	RUB	192,690	USD	3,304	09/20/17	115
Bank of America	TWD	295,740	USD	9,803	09/20/17	(7)
Bank of Montreal	USD	4	AUD	5	08/08/17	—
Bank of Montreal	USD	587	AUD	736	08/08/17	2
Bank of Montreal	USD	5,487	AUD	6,924	08/23/17	51
Bank of Montreal	USD	52	CAD	67	08/08/17	2
Bank of Montreal	USD	788	CAD	982	08/08/17	(1)
Bank of Montreal	USD	154	CHF	148	08/08/17	(1)
Bank of Montreal	USD	674	CHF	653	08/08/17	1

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 25

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	274	EUR	241	08/08/17	11
Bank of Montreal	USD	2,887	EUR	2,460	08/08/17	26
Bank of Montreal	USD	262	GBP	202	08/08/17	5
Bank of Montreal	USD	1,389	GBP	1,058	08/08/17	8
Bank of Montreal	USD	21	HKD	163	08/08/17	—
Bank of Montreal	USD	1,885	JPY	208,357	08/08/17	5
Bank of Montreal	USD	69	SEK	583	08/08/17	3
Bank of Montreal	AUD	738	USD	566	08/08/17	(23)
Bank of Montreal	AUD	9,861	USD	7,705	08/23/17	(182)
Bank of Montreal	AUD	736	USD	587	09/08/17	(2)
Bank of Montreal	CAD	999	USD	770	08/08/17	(31)
Bank of Montreal	CAD	982	USD	788	09/08/17	1
Bank of Montreal	CHF	690	USD	722	08/08/17	8
Bank of Montreal	CHF	653	USD	675	09/08/17	(1)
Bank of Montreal	EUR	2,521	USD	2,881	08/08/17	(104)
Bank of Montreal	EUR	2,460	USD	2,892	09/08/17	(26)
Bank of Montreal	GBP	1,109	USD	1,441	08/08/17	(22)
Bank of Montreal	GBP	1,058	USD	1,390	09/08/17	(8)
Bank of Montreal	JPY	69,127	USD	611	08/08/17	(16)
Bank of Montreal	JPY	191,075	USD	1,709	08/08/17	(25)
Bank of Montreal	JPY	208,357	USD	1,888	09/08/17	(5)
Bank of Montreal	NOK	26,765	USD	3,290	08/23/17	(116)
Bank of Montreal	SGD	2	USD	1	08/08/17	—
Brown Brothers Harriman	USD	587	AUD	736	08/08/17	2
Brown Brothers Harriman	USD	788	CAD	982	08/08/17	—
Brown Brothers Harriman	USD	673	CHF	653	08/08/17	2
Brown Brothers Harriman	USD	2,886	EUR	2,460	08/08/17	27
Brown Brothers Harriman	USD	1,388	GBP	1,058	08/08/17	8
Brown Brothers Harriman	USD	1,885	JPY	208,357	08/08/17	5
Brown Brothers Harriman	AUD	736	USD	587	09/08/17	(2)
Brown Brothers Harriman	CAD	982	USD	788	09/08/17	—
Brown Brothers Harriman	CHF	653	USD	675	09/08/17	(2)
Brown Brothers Harriman	EUR	2,460	USD	2,891	09/08/17	(27)
Brown Brothers Harriman	GBP	1,058	USD	1,390	09/08/17	(8)
Brown Brothers Harriman	JPY	208,357	USD	1,888	09/08/17	(5)
Citibank	USD	3,289	JPY	367,552	08/23/17	48
Citibank	USD	5,377	NZD	7,313	08/23/17	113
Citibank	USD	7,682	SEK	63,664	08/23/17	211
Citibank	DKK	34,872	USD	5,439	08/23/17	(118)
Citibank	JPY	863,746	USD	7,668	08/23/17	(173)
Citibank	SEK	44,700	USD	5,423	08/23/17	(119)
Commonwealth Bank of Australia	USD	587	AUD	736	08/08/17	2
Commonwealth Bank of Australia	USD	788	CAD	982	08/08/17	(1)
Commonwealth Bank of Australia	USD	674	CHF	653	08/08/17	1
Commonwealth Bank of Australia	USD	2,886	EUR	2,460	08/08/17	27
Commonwealth Bank of Australia	USD	3,296	EUR	2,842	08/23/17	72
Commonwealth Bank of Australia	USD	7,746	EUR	6,679	08/23/17	170
Commonwealth Bank of Australia	USD	1,389	GBP	1,058	08/08/17	8
Commonwealth Bank of Australia	USD	1,885	JPY	208,357	08/08/17	5
Commonwealth Bank of Australia	AUD	738	USD	566	08/08/17	(24)
Commonwealth Bank of Australia	AUD	736	USD	587	09/08/17	(2)
Commonwealth Bank of Australia	CAD	999	USD	770	08/08/17	(31)
Commonwealth Bank of Australia	CAD	982	USD	789	09/08/17	1
Commonwealth Bank of Australia	CHF	690	USD	722	08/08/17	8
Commonwealth Bank of Australia	CHF	653	USD	675	09/08/17	(2)
Commonwealth Bank of Australia	EUR	2,521	USD	2,881	08/08/17	(104)
Commonwealth Bank of Australia	EUR	2,460	USD	2,891	09/08/17	(27)
Commonwealth Bank of Australia	GBP	1,109	USD	1,441	08/08/17	(22)
Commonwealth Bank of Australia	GBP	1,058	USD	1,390	09/08/17	(8)
Commonwealth Bank of Australia	JPY	191,075	USD	1,708	08/08/17	(25)
Commonwealth Bank of Australia	JPY	208,357	USD	1,888	09/08/17	(5)
Royal Bank of Canada	USD	587	AUD	736	08/08/17	2
Royal Bank of Canada	USD	788	CAD	982	08/08/17	(1)

See accompanying notes which are an integral part of this quarterly report.

26 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	1,275	CAD	1,678	09/20/17	72
Royal Bank of Canada	USD	674	CHF	653	08/08/17	2
Royal Bank of Canada	USD	2,887	EUR	2,460	08/08/17	27
Royal Bank of Canada	USD	1,389	GBP	1,058	08/08/17	8
Royal Bank of Canada	USD	3,279	GBP	2,506	08/23/17	30
Royal Bank of Canada	USD	520	GBP	405	09/20/17	15
Royal Bank of Canada	USD	7,580	ILS	26,979	08/23/17	2
Royal Bank of Canada	USD	1,885	JPY	208,357	08/08/17	5
Royal Bank of Canada	USD	927	JPY	100,910	09/20/17	(10)
Royal Bank of Canada	USD	1,084	MXN	19,773	09/20/17	18
Royal Bank of Canada	USD	69	SEK	593	09/20/17	5
Royal Bank of Canada	USD	76	ZAR	980	09/20/17	(3)
Royal Bank of Canada	AUD	738	USD	566	08/08/17	(24)
Royal Bank of Canada	AUD	736	USD	587	09/08/17	(2)
Royal Bank of Canada	AUD	3,390	USD	2,582	09/20/17	(129)
Royal Bank of Canada	CAD	999	USD	770	08/08/17	(31)
Royal Bank of Canada	CAD	982	USD	789	09/08/17	1
Royal Bank of Canada	CHF	690	USD	722	08/08/17	8
Royal Bank of Canada	CHF	653	USD	675	09/08/17	(2)
Royal Bank of Canada	EUR	2,521	USD	2,880	08/08/17	(104)
Royal Bank of Canada	EUR	2,460	USD	2,891	09/08/17	(27)
Royal Bank of Canada	EUR	503	USD	569	09/20/17	(27)
Royal Bank of Canada	GBP	1,109	USD	1,441	08/08/17	(22)
Royal Bank of Canada	GBP	1,058	USD	1,390	09/08/17	(8)
Royal Bank of Canada	HKD	853	USD	110	09/20/17	—
Royal Bank of Canada	ILS	11,481	USD	3,225	08/23/17	(1)
Royal Bank of Canada	JPY	191,075	USD	1,708	08/08/17	(25)
Royal Bank of Canada	JPY	208,357	USD	1,888	09/08/17	(5)
Royal Bank of Canada	SGD	35	USD	25	09/20/17	—
Standard Chartered	USD	1,275	CAD	1,678	09/20/17	72
Standard Chartered	USD	520	GBP	405	09/20/17	15
Standard Chartered	USD	927	JPY	100,910	09/20/17	(9)
Standard Chartered	USD	1,084	MXN	19,773	09/20/17	18
Standard Chartered	USD	69	SEK	593	09/20/17	5
Standard Chartered	USD	76	ZAR	980	09/20/17	(3)
Standard Chartered	AUD	3,390	USD	2,581	09/20/17	(130)
Standard Chartered	EUR	503	USD	569	09/20/17	(27)
Standard Chartered	HKD	853	USD	110	09/20/17	—
Standard Chartered	SGD	35	USD	25	09/20/17	—
State Street	USD	1,274	CAD	1,678	09/20/17	71
State Street	USD	520	GBP	405	09/20/17	16
State Street	USD	1,119	HKD	8,742	08/08/17	—
State Street	USD	2,712	INR	175,920	09/20/17	18
State Street	USD	929	JPY	100,910	09/20/17	(12)
State Street	USD	1,086	MXN	19,773	09/20/17	16
State Street	USD	1,193	SEK	9,706	08/08/17	9
State Street	USD	69	SEK	593	09/20/17	5
State Street	USD	413	SGD	561	08/08/17	1
State Street	USD	76	ZAR	980	09/20/17	(3)
State Street	AUD	3,390	USD	2,583	09/20/17	(129)
State Street	EUR	503	USD	570	09/20/17	(26)
State Street	HKD	8,905	USD	1,142	08/08/17	2
State Street	HKD	8,742	USD	1,120	09/08/17	—
State Street	HKD	853	USD	110	09/20/17	—
State Street	KRW	14,897,240	USD	13,318	09/20/17	13
State Street	SEK	10,289	USD	1,218	08/08/17	(56)
State Street	SEK	9,706	USD	1,195	09/08/17	(9)
State Street	SGD	559	USD	406	08/08/17	(6)
State Street	SGD	561	USD	414	09/08/17	(1)
State Street	SGD	35	USD	26	09/20/17	—
UBS	USD	1,275	CAD	1,678	09/20/17	72
UBS	USD	520	GBP	405	09/20/17	16
UBS	USD	928	JPY	100,910	09/20/17	(10)

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 27

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	USD	1,085	MXN	19,773	09/20/17	17
UBS	USD	69	SEK	593	09/20/17	5
UBS	USD	76	ZAR	980	09/20/17	(3)
UBS	AUD	738	USD	566	08/08/17	(24)
UBS	AUD	3,390	USD	2,581	09/20/17	(130)
UBS	CAD	999	USD	770	08/08/17	(31)
UBS	CHF	690	USD	722	08/08/17	8
UBS	EUR	2,521	USD	2,880	08/08/17	(104)
UBS	EUR	503	USD	569	09/20/17	(27)
UBS	GBP	1,109	USD	1,441	08/08/17	(23)
UBS	HKD	853	USD	110	09/20/17	—
UBS	JPY	191,075	USD	1,708	08/08/17	(25)
UBS	SGD	35	USD	26	09/20/17	—
Westpac	CHF	3,136	USD	3,297	08/23/17	50
Westpac	CHF	5,175	USD	5,440	08/23/17	81
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,365)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
S&P 500 Total Return Index	Bank of America	USD	44,999	09/15/17	(822)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(822)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus 0.325%.

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Bank of America	USD	1,000	5.000%	06/20/22	74
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $63						74

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Funds	$632,129	$—	$—	$—	$632,129
Options Purchased	—	974	—	—	974
Short-Term Investments	—	—	—	4,378	4,378
Total Investments	632,129	974	—	4,378	637,481

Other Financial Instruments
Assets
Futures Contracts	1,612	—	—	—	1,612

See accompanying notes which are an integral part of this quarterly report.

28 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — July 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Foreign Currency Exchange Contracts	—	1,653	—	—	1,653
Credit Default Swap Contracts	—	74	—	—	74
Liabilities
Futures Contracts	(4,240)	—	—	—	(4,240)
Foreign Currency Exchange Contracts	—	(3,018)	—	—	(3,018)
Total Return Swap Contracts	—	(822)	—	—	(822)
Total Other Financial Instruments*	$(2,628)	$(2,113)	$—	$—	$(4,741)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 29

Russell Investment Company
2020 Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 6.4%
Commodity Strategies Fund Class Y	201,100	1,100
Global Infrastructure Fund Class Y	87,951	1,101
Global Real Estate Securities Fund Class Y	25,895	906
		3,107

Domestic Equities - 14.9%
Select U. S. Equity Fund Class Y	381,879	4,868
U. S. Defensive Equity Fund Class Y	23,565	1,235
U. S. Dynamic Equity Fund Class Y	3,839	44
U. S. Small Cap Equity Fund Class Y	34,575	1,138
		7,285

Fixed Income - 61.0%
Global Opportunistic Credit Fund Class Y	77,914	782
Investment Grade Bond Fund Class Y	331,880	7,112
Short Duration Bond Fund Class Y	249,162	4,786
Strategic Bond Fund Class Y	1,596,038	17,111
		29,791

International Equities - 17.7%
Emerging Markets Fund Class Y	69,218	1,382
Global Equity Fund Class Y	221,752	2,517
Select International Equity Fund Class Y	478,164	4,758
		8,657

Total Investments in Affiliated Funds
(cost $40,726)		48,840

Total Investments 100.0%
(identified cost $40,726)		48,840

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		48,836

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Funds	$48,840	$—	$—	$—	$48,840
Total Investments	48,840	—	—	—	48,840

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

30 2020 Strategy Fund

Russell Investment Company
2025 Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 6.8%
Commodity Strategies Fund Class Y	125,022	684
Global Infrastructure Fund Class Y	54,907	687
Global Real Estate Securities Fund Class Y	16,311	571
		1,942

Domestic Equities - 19.3%
Select U. S. Equity Fund Class Y	279,075	3,558
U. S. Defensive Equity Fund Class Y	14,287	749
U. S. Dynamic Equity Fund Class Y	14,750	168
U. S. Small Cap Equity Fund Class Y	30,681	1,009
		5,484

Fixed Income - 50.9%
Global Opportunistic Credit Fund Class Y	43,998	442
Investment Grade Bond Fund Class Y	173,418	3,716
Short Duration Bond Fund Class Y	68,177	1,310
Strategic Bond Fund Class Y	841,942	9,025
		14,493

International Equities - 23.0%
Emerging Markets Fund Class Y	56,841	1,135
Global Equity Fund Class Y	168,408	1,911
Select International Equity Fund Class Y	353,712	3,520
		6,566

Total Investments in Affiliated Funds
(cost $24,542)		28,485

Total Investments 100.0%
(identified cost $24,542)		28,485

Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		28,483

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Funds	$28,485	$—	$—	$—	$28,485
Total Investments	28,485	—	—	—	28,485

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2025 Strategy Fund 31

Russell Investment Company
2030 Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 7.4%
Commodity Strategies Fund Class Y	350,276	1,915
Global Infrastructure Fund Class Y	152,685	1,912
Global Real Estate Securities Fund Class Y	44,240	1,548
		5,375

Domestic Equities - 24.2%
Select U. S. Equity Fund Class Y	889,796	11,345
U. S. Defensive Equity Fund Class Y	38,222	2,004
U. S. Dynamic Equity Fund Class Y	47,672	542
U. S. Small Cap Equity Fund Class Y	110,811	3,646
		17,537

Fixed Income - 38.9%
Global Opportunistic Credit Fund Class Y	97,317	977
Investment Grade Bond Fund Class Y	303,865	6,512
Strategic Bond Fund Class Y	1,922,975	20,614
		28,103

International Equities - 29.5%
Emerging Markets Fund Class Y	201,276	4,019
Global Equity Fund Class Y	544,524	6,180
Select International Equity Fund Class Y	1,122,158	11,165
		21,364

Total Investments in Affiliated Funds
(cost $59,387)		72,379

Total Investments 100.0%
(identified cost $59,387)		72,379

Other Assets and Liabilities, Net - (0.0%)		(1)
Net Assets - 100.0%		72,378

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Funds	$72,379	$—	$—	$—	$72,379
Total Investments	72,379	—	—	—	72,379

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

32 2030 Strategy Fund

Russell Investment Company
2035 Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 8.1%
Commodity Strategies Fund Class Y	108,104	591
Global Infrastructure Fund Class Y	46,928	588
Global Real Estate Securities Fund Class Y	12,487	437
		1,616

Domestic Equities - 29.6%
Select U. S. Equity Fund Class Y	292,416	3,729
U. S. Defensive Equity Fund Class Y	11,235	589
U. S. Dynamic Equity Fund Class Y	19,358	220
U. S. Small Cap Equity Fund Class Y	40,589	1,335
		5,873

Fixed Income - 25.6%
Global Opportunistic Credit Fund Class Y	21,735	218
Investment Grade Bond Fund Class Y	11,105	238
Strategic Bond Fund Class Y	430,979	4,620
		5,076

International Equities - 36.7%
Emerging Markets Fund Class Y	73,732	1,472
Global Equity Fund Class Y	183,248	2,080
Select International Equity Fund Class Y	374,640	3,727
		7,279

Total Investments in Affiliated Funds
(cost $16,145)		19,844

Total Investments 100.0%
(identified cost $16,145)		19,844

Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		19,842

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Funds	$19,844	$—	$—	$—	$19,844
Total Investments	19,844	—	—	—	19,844

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2035 Strategy Fund 33

Russell Investment Company
2040 Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 9.8%
Commodity Strategies Fund Class Y	270,726	1,481
Global Infrastructure Fund Class Y	117,330	1,469
Global Real Estate Securities Fund Class Y	32,993	1,154
		4,104

Domestic Equities - 37.1%
Select U. S. Equity Fund Class Y	767,849	9,790
U. S. Defensive Equity Fund Class Y	23,887	1,252
U. S. Dynamic Equity Fund Class Y	82,377	936
U. S. Small Cap Equity Fund Class Y	107,292	3,530
		15,508

Fixed Income - 8.5%
Strategic Bond Fund Class Y	330,449	3,542

International Equities - 44.6%
Emerging Markets Fund Class Y	198,674	3,968
Global Equity Fund Class Y	468,124	5,313
Select International Equity Fund Class Y	936,676	9,320
		18,601

Total Investments in Affiliated Funds
(cost $30,920)		41,755

Total Investments 100.0%
(identified cost $30,920)		41,755

Other Assets and Liabilities, Net - 0.0%		1
Net Assets - 100.0%		41,756

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Funds	$41,755	$—	$—	$—	$41,755
Total Investments	41,755	—	—	—	41,755

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

34 2040 Strategy Fund

Russell Investment Company
2045 Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 9.8%
Commodity Strategies Fund Class Y	75,364	412
Global Infrastructure Fund Class Y	32,681	409
Global Real Estate Securities Fund Class Y	9,191	322
		1,143

Domestic Equities - 37.2%
Select U. S. Equity Fund Class Y	214,654	2,737
U. S. Defensive Equity Fund Class Y	6,669	350
U. S. Dynamic Equity Fund Class Y	23,057	262
U. S. Small Cap Equity Fund Class Y	30,070	989
		4,338

Fixed Income - 8.5%
Strategic Bond Fund Class Y	92,377	990

International Equities - 44.5%
Emerging Markets Fund Class Y	55,457	1,107
Global Equity Fund Class Y	130,842	1,485
Select International Equity Fund Class Y	260,860	2,596
		5,188

Total Investments in Affiliated Funds
(cost $9,226)		11,659

Total Investments 100.0%
(identified cost $9,226)		11,659

Other Assets and Liabilities, Net - (0.0%)		(1)
Net Assets - 100.0%		11,658

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Funds	$11,659	$—	$—	$—	$11,659
Total Investments	11,659	—	—	—	11,659

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2045 Strategy Fund 35

Russell Investment Company
2050 Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 9.8%
Commodity Strategies Fund Class Y	77,830	426
Global Infrastructure Fund Class Y	33,737	422
Global Real Estate Securities Fund Class Y	9,456	331
		1,179

Domestic Equities - 37.2%
Select U. S. Equity Fund Class Y	221,442	2,823
U. S. Defensive Equity Fund Class Y	6,879	361
U. S. Dynamic Equity Fund Class Y	23,785	270
U. S. Small Cap Equity Fund Class Y	31,026	1,021
		4,475

Fixed Income - 8.5%
Strategic Bond Fund Class Y	95,309	1,022

International Equities - 44.5%
Emerging Markets Fund Class Y	57,217	1,143
Global Equity Fund Class Y	134,994	1,532
Select International Equity Fund Class Y	269,221	2,678
		5,353

Total Investments in Affiliated Funds
(cost $8,994)		12,029

Total Investments 100.0%
(identified cost $8,994)		12,029

Other Assets and Liabilities, Net - (0.0%)		(1)
Net Assets - 100.0%		12,028

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Funds	$12,029	$—	$—	$—	$12,029
Total Investments	12,029	—	—	—	12,029

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

36 2050 Strategy Fund

Russell Investment Company
2055 Strategy Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 9.8%
Commodity Strategies Fund Class Y	26,544	145
Global Infrastructure Fund Class Y	11,586	145
Global Real Estate Securities Fund Class Y	3,251	114
		404

Domestic Equities - 37.2%
Select U. S. Equity Fund Class Y	76,213	972
U. S. Defensive Equity Fund Class Y	2,367	124
U. S. Dynamic Equity Fund Class Y	8,189	93
U. S. Small Cap Equity Fund Class Y	10,683	351
		1,540

Fixed Income - 8.5%
Strategic Bond Fund Class Y	32,788	351

International Equities - 44.5%
Emerging Markets Fund Class Y	19,674	393
Global Equity Fund Class Y	46,452	527
Select International Equity Fund Class Y	92,488	921
		1,841

Total Investments in Affiliated Funds
(cost $3,495)		4,136

Total Investments 100.0%
(identified cost $3,495)		4,136

Other Assets and Liabilities, Net - (0.0%)		—
Net Assets - 100.0%		4,136

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Funds	$4,136	$—	$—	$—	$4,136
Total Investments	4,136	—	—	—	4,136

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2055 Strategy Fund 37

Russell Investment Company
In Retirement Fund

Schedule of Investments — July 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 6.3%
Commodity Strategies Fund Class Y	110,307	603
Global Infrastructure Fund Class Y	47,773	598
Global Real Estate Securities Fund Class Y	15,115	529
		1,730

Domestic Equities - 12.5%
Select U. S. Equity Fund Class Y	175,379	2,236
U. S. Defensive Equity Fund Class Y	12,781	670
U. S. Dynamic Equity Fund Class Y	1,916	22
U. S. Small Cap Equity Fund Class Y	14,679	483
		3,411

Fixed Income - 66.8%
Global Opportunistic Credit Fund Class Y	44,463	446
Investment Grade Bond Fund Class Y	210,465	4,510
Short Duration Bond Fund Class Y	184,891	3,552
Strategic Bond Fund Class Y	911,273	9,769
		18,277

International Equities - 14.4%
Emerging Markets Fund Class Y	30,183	603
Global Equity Fund Class Y	98,561	1,119
Select International Equity Fund Class Y	222,358	2,212
		3,934

Total Investments in Affiliated Funds
(cost $23,160)		27,352

Total Investments 100.0%
(identified cost $23,160)		27,352

Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		27,350

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Funds	$27,352	$—	$—	$—	$27,352
Total Investments	27,352	—	—	—	27,352

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

38 In Retirement Fund

Russell Investment Company
LifePoints® Funds

Notes to Schedule of Investments — July 31, 2017 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON – Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH – Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

Notes to Schedule of Investments 39

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report — July 31, 2017 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 42 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 14 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of their total assets is represented by cash and cash items
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Target Portfolio Funds
Each of the Target Portfolio Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposure by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

The following table shows each Fund's target strategic asset allocation to equity, fixed/other income and alternative asset classes effective March 1, 2017. As of July 31, 2017, the equity Underlying Funds in which the Funds may invest include the U.S.
Defensive Equity, U.S. Dynamic Equity, Select U.S. Equity, U.S. Small Cap Equity, Global Equity, Emerging Markets and Select
International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Global Opportunistic
Credit, Unconstrained Total Return, Strategic Bond, Investment Grade Bond and Short Duration Bond Funds. The multi-asset
Underlying Funds in which the Funds may invest include the Multi-Strategy Income Fund. The alternative Underlying Funds in which the Funds may invest include the Commodity Strategies, Global Infrastructure and Global Real Estate Securities Funds.
Each Fund intends its strategy of investing in combinations of equity, fixed income, multi-asset and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, multi-asset or alternative category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year

The following table shows the Target Portfolio Funds’ approximate expected target strategic asset allocations to equity, fixed income, multi-asset and alternative asset classes effective March 1, 2017.

	Conservative	Moderate	Balanced	Growth	Equity Growth
Asset Allocation*	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Equity	8%	29.5%	51%	70%	85%
Fixed Income	63%	53%	38%	22%	7%
Multi-Asset	23%	10%	4%	0%	0%
Alternative#	6%	7.5%	7%	8%	8%

*	As described above, actual asset allocation may vary.
#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

40 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

Target Date Funds
Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in the
Underlying Funds. The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed income
Underlying Funds and alternative Underlying Funds. As of July 31, 2017, the equity Underlying Funds in which the Funds may invest include the U.S. Defensive Equity, U.S. Dynamic Equity, Select U.S. Equity, U.S. Small Cap Equity, Global Equity, Select
International Equity and Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the
Global Opportunistic Credit, Strategic Bond, Investment Grade Bond and Short Duration Bond Funds. The alternative Underlying
Funds in which the Funds may invest include the Commodity Strategies, Global Infrastructure and Global Real Estate Securities
Funds. The 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055
Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying
Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the
“target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on
RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying
Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Target Date Funds’ approximate expected allocations to equity Underlying Funds, fixed income
Underlying Funds and alternative Underlying Funds effective on or about March 1, 2017.

	2020	2025	2030	2035
Asset Allocation*	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative Underlying Funds#	6.6%	7.2%	7.8%	9%
Equity Underlying Funds	33%	42.6%	54.5%	67%
Fixed Income Underlying Funds	60.4%	50.2%	37.7%	24%

	2040	2045	2050	2055	In Retirement
Asset Allocation*	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Alternative Underlying Funds#	10.5%	10.5%	10.5%	10.5%	6.6%
Equity Underlying Funds	82.5%	82.5%	82.5%	82.5%	27.1%
Fixed Income Underlying Funds	7%	7%	7%	7%	66.3%

* As described above, actual asset allocation may vary.
#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

At a meeting held on May 23, 2017, the Board approved the liquidation of the Target Date Funds pursuant to a plan of Liquidation and Dissolution of the Sub-Trusts (the “Plan”). Shareholders of the Funds may redeem their shares prior to the liquidation date.
The Plan provides for the liquidation of each Fund’s assets on or before October 6, 2017, and a liquidating distribution to be paid to each Fund’s shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles, ("U.S. GAAP") which require the use of management estimates and assumptions at the date of the quarterly report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly reports.

Notes to Quarterly Report 41

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility

42 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund or Underlying
Fund.

Investment Income
Distributions of income and capital gains from the Target Portfolio Funds or Underlying Funds are recorded on the ex-dividend date.

Notes to Quarterly Report 43

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

Derivatives
The Target Portfolio Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Target Portfolio Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the Target Portfolio Funds may enter into foreign exchange contracts for trade settlement purposes. The Target Portfolio
Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In December 2015, the SEC proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objectives.

Foreign Currency Exchange Contracts
The Target Portfolio Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts
(“FX contracts”). From time to time, the Target Portfolio Funds may enter into FX contracts to hedge certain foreign currency-
denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended July 31, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

44 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

The Target Portfolio Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2017	April 30, 2017	July 31, 2017
Conservative Strategy Fund	$31,737,688	$30,713,976	$43,249,352
Moderate Strategy Fund	105,678,660	112,846,578	102,841,691
Balanced Strategy Fund	581,568,081	636,970,313	732,360,621
Growth Strategy Fund	398,990,787	437,208,656	484,277,284
Equity Growth Strategy Fund	201,505,953	229,022,431	276,729,810
	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2017	April 30, 2017	July 31, 2017
Conservative Strategy Fund	$32,034,551	$30,870,965	$43,519,059
Moderate Strategy Fund	106,698,176	112,894,431	103,410,750
Balanced Strategy Fund	587,073,313	637,611,073	737,078,913
Growth Strategy Fund	402,933,919	436,854,770	487,336,613
Equity Growth Strategy Fund	203,192,614	229,067,903	278,103,849

As of July 31, 2017, the Funds has cash collateral balances in connection with forward contracts purchased/sold as follows:

Due to Broker
Balanced Strategy Fund	$450,000
Growth Strategy Fund	$520,000

Options
The Target Portfolio Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Target Portfolio Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

Notes to Quarterly Report 45

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

For the period ended July 31, 2017, the Target Portfolio Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Target Portfolio Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

	Notional of Options Contracts Outstanding
Funds	January 31, 2017	April 30, 2017	July 31, 2017
Moderate Strategy Fund	$49,850,649	$50,466,018	$46,458,457
Balanced Strategy Fund	418,862,721	430,266,387	311,081,125
Growth Strategy Fund	103,901,010	106,290,013	88,879,618
Equity Growth Strategy Fund	42,212,451	44,221,675	45,450,283

Futures Contracts
The Target Portfolio Funds may invest in futures contracts. The face or contract value of these instruments reflect the extent of the
Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates.
Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Target Portfolio Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

	Notional of Futures Contracts Outstanding
Funds	January 31, 2017	April 30, 2017	July 31, 2017
Conservative Strategy Fund	$25,065,551	$27,319,030	$43,365,534
Moderate Strategy Fund	121,476,838	128,277,615	158,392,551
Balanced Strategy Fund	569,698,562	595,580,975	715,184,364
Growth Strategy Fund	440,384,916	444,955,599	636,711,226
Equity Growth Strategy Fund	177,880,506	169,572,115	284,298,667

As of July 31, 2017, the Funds has cash collateral balances in connection with future contracts purchased/sold as follows:

Cash Collateral for Futures
Conservative Strategy Fund	$2,000,000
Moderate Strategy Fund	$5,600,000
Balanced Strategy Fund	$27,900,000
Growth Strategy Fund	$23,700,000
Equity Growth Strategy Fund	$11,410,030

46 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

Swap Agreements
The Target Portfolio Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party
(i.e., an exchange of floating rate payments for fixed rate payments).

The Target Portfolio Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a predefined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of July 31, 2017, the Funds has cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Moderate Strategy Fund	$2,130,000	$190,000
Balanced Strategy Fund	$13,530,010	$6,360,000
Growth Strategy Fund	$3,870,000	$790,000
Equity Growth Strategy Fund	$510,000	$—

Credit Default Swaps
The Target Portfolio Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no

Notes to Quarterly Report 47

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Target Portfolio Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Target Portfolio Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Target Portfolio Funds may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than

48 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended July 31, 2017, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Target Portfolio Funds’ period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of credit default swap contracts.
For the purpose of this disclosure, the volume is measured by notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2017	April 30, 2017	July 31, 2017
Moderate Strategy Fund	$39,300,000	$39,300,000	$44,700,000
Balanced Strategy Fund	217,299,965	217,300,000	207,100,000
Growth Strategy Fund	73,300,021	73,300,000	73,300,000
Equity Growth Strategy Fund	1,000,000	1,000,000	1,000,000

Total Return Swaps
The Target Portfolio Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions.
Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended July 31, 2017, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Target Portfolio Funds’ period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, the volume is measured by base notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2017	April 30, 2017	July 31, 2017
Moderate Strategy Fund	$6,278,795	$—	$45,998,499
Balanced Strategy Fund	12,691,735	—	307,997,092
Growth Strategy Fund	11,547,867	—	87,999,169
Equity Growth Strategy Fund	5,479,128	—	44,999,042

Notes to Quarterly Report 49

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

Master Agreements
The Target Portfolio Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master
Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds’ and Underlying Funds
'exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

50 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

The Target Portfolio Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of July 31, 2017, the
Target Portfolio Funds had invested $33,724,207 in the U.S. Cash Management Fund.
4. Federal Income Taxes
At July 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund
Cost of Investments	$289,390,201	$471,961,898
Unrealized Appreciation	$13,090,752	$39,415,897
Unrealized Depreciation	(138,265)	(3,655,777)
Net Unrealized Appreciation (Depreciation)	$12,952,487	$35,760,120
	Balanced Strategy Fund	Growth Strategy Fund
Cost of Investments	$1,961,290,524	$1,281,085,309
Unrealized Appreciation	$251,602,466	$209,466,042
Unrealized Depreciation	(32,796,068)	(35,551,476)
Net Unrealized Appreciation (Depreciation)	$218,806,398	$173,914,566
	Equity Growth Strategy Fund	2020 Strategy Fund
Cost of Investments	$571,387,384	$41,564,744
Unrealized Appreciation	$78,802,946	$7,850,347
Unrealized Depreciation	(12,708,941)	(575,505)
Net Unrealized Appreciation (Depreciation)	$66,094,005	$7,274,842
	2025 Strategy Fund	2030 Strategy Fund
Cost of Investments	$25,263,504	$61,059,851
Unrealized Appreciation	$3,416,306	$12,086,589
Unrealized Depreciation	(194,467)	(767,076)
Net Unrealized Appreciation (Depreciation)	$3,221,839	$11,319,513
	2035 Strategy Fund	2040 Strategy Fund
Cost of Investments	$16,929,279	$32,667,685
Unrealized Appreciation	$3,004,587	$9,424,546
Unrealized Depreciation	(89,401)	(337,271)
Net Unrealized Appreciation (Depreciation)	$2,915,186	$9,087,275
	2045 Strategy Fund	2050 Strategy Fund
Cost of Investments	$9,702,059	$9,612,464
Unrealized Appreciation	$2,002,949	$2,442,506
Unrealized Depreciation	(46,044)	(25,873)
Net Unrealized Appreciation (Depreciation)	$1,956,905	$2,416,633
	2055 Strategy Fund	In Retirement Fund
Cost of Investments	$3,642,802	$23,791,863
Unrealized Appreciation	$499,597	$3,843,432
Unrealized Depreciation	(6,309)	(283,140)
Net Unrealized Appreciation (Depreciation)	$493,288	$3,560,292

Notes to Quarterly Report 51

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2017 (Unaudited)

5. Pending Legal Proceedings
The Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated Multidistrict
Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action Trust, etc., v.
JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The claim relates to alleged improper payments to the Underlying Fund as a participating lender in a term loan provided to General Motors Company due to the Underlying Fund’s security interests not being properly perfected. The Underlying Fund has filed answers denying liability and a crossclaim against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders.

6. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017.
Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’
financial statements and related disclosures.

Effective September 15, 2017, certain Underlying Funds will change their names as follows:
Current Name	New Name
Select U. S. Equity Fund	Multifactor U. S. Equity Fund
Select International Equity Fund	Multifactor International Equity Fund

52 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Shareholder Requests for Additional Information — July 31, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at www.russellinvestments.com; and (iii) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy
(formerly, the Public Reference Room).

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2017 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at www.russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds' prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 53

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Russell Investments

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer has concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: /s/ Mark Spina
Mark Spina
President and Chief Executive Officer, Russell Investment Company

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark E. Swanson
Mark E. Swanson
Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment
Company

Date: September 27, 2017